UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

ITEM 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—100.01%

BIOTECHNOLOGY—52.99%
Affymetrix Inc.(1)(2)	389,228	$18,585,637
Alexion Pharmaceuticals Inc.(1)(2)	315,688	6,392,682
Amgen Inc.(1)	3,659,738	288,606,939
Arena Pharmaceuticals Inc.(1)(2)	288,519	4,102,740
ARIAD Pharmaceuticals Inc.(1)	586,516	3,431,119
ArQule Inc.(1)	277,990	1,701,299
Barrier Therapeutics Inc.(1)	290,582	2,382,772
Biocryst Pharmaceuticals Inc.(1)(2)	256,166	4,290,780
Biogen Idec Inc.(1)	1,232,711	55,878,790
Celgene Corp.(1)	698,451	45,259,625
Cell Genesys Inc.(1)(2)	630,222	3,737,216
Chiron Corp.(1)	612,695	27,240,420
Cotherix Inc.(1)	139,990	1,486,694
Crucell NV ADR(1)(2)	96,147	2,461,363
CuraGen Corp.(1)(2)	516,679	1,591,371
Curis Inc.(1)	395,363	1,407,492
Cytokinetics Inc.(1)	278,953	1,824,353
deCODE genetics Inc.(1)(2)	638,433	5,273,457
Digene Corp.(1)(2)	301,251	8,787,492
Diversa Corp.(1)	486,531	2,335,349
Encysive Pharmaceuticals Inc.(1)(2)	565,919	4,465,101
Enzon Pharmaceuticals Inc.(1)	556,206	4,115,924
Exelixis Inc.(1)(2)	1,071,687	10,095,292
Gene Logic Inc.(1)	234,347	785,062
Genitope Corp.(1)(2)	318,165	2,529,412
Genzyme Corp.(1)	853,698	60,424,744
Geron Corp.(1)(2)	768,739	6,618,843
Harvard Bioscience Inc.(1)	211,373	940,610
Human Genome Sciences Inc.(1)(2)	683,204	5,848,226
ICOS Corp.(1)(2)	274,744	7,591,177
Illumina Inc.(1)(2)	360,219	5,079,088
Immunogen Inc.(1)	343,260	1,760,924
Immunomedics Inc.(1)(2)	648,804	1,894,508
Incyte Corp.(1)(2)	962,642	5,140,508
InterMune Inc.(1)(2)	492,439	8,272,975
Invitrogen Corp.(1)	216,347	14,417,364
Keryx Biopharmaceuticals Inc.(1)	420,382	6,154,392
Kosan Biosciences Inc.(1)	77,887	345,818
Lexicon Genetics Inc.(1)	640,721	2,338,632
LifeCell Corp.(1)(2)	294,272	5,611,767
Martek Biosciences Corp.(1)(2)	219,154	5,393,380
MedImmune Inc.(1)	864,597	30,278,187
Millennium Pharmaceuticals Inc.(1)	1,129,603	10,957,149
Momenta Pharmaceuticals Inc.(1)(2)	316,101	6,966,866
Monogram Biosciences Inc.(1)	1,323,703	2,475,325
Myogen Inc.(1)	357,234	10,774,177
Myriad Genetics Inc.(1)(2)	345,007	7,176,146
Nektar Therapeutics(1)(2)	1,008,155	16,594,231
Neurochem Inc.(1)(2)	443,599	6,330,158

Northfield Laboratories Inc.(1)(2)	227,529	3,048,889
Orchid Cellmark Inc.(1)	213,457	1,622,273
Oscient Pharmaceuticals Corp.(1)	870,660	1,976,398
Panacos Pharmaceuticals Inc.(1)	528,989	3,665,894
Protein Design Labs Inc.(1)(2)	778,893	22,136,139
Qiagen NV(1)(2)	851,895	10,009,766
Regeneron Pharmaceuticals Inc.(1)	762,329	12,159,148
Savient Pharmaceuticals Inc.(1)	578,210	2,162,505
Seattle Genetics Inc.(1)(2)	410,010	1,935,247
Serologicals Corp.(1)(2)	390,878	7,715,932
Sirna Therapeutics Inc.(1)(2)	320,932	972,424
StemCells Inc.(1)(2)	647,884	2,235,200
SuperGen Inc.(1)	524,918	2,650,836
Telik Inc.(1)(2)	546,686	9,288,195
Tercica Inc.(1)(2)	318,624	2,284,534
Third Wave Technologies Inc.(1)	438,933	1,308,020
Vasogen Inc.(1)(2)	970,221	1,988,953
Vertex Pharmaceuticals Inc.(1)(2)	876,378	24,249,379
XOMA Ltd.(1)(2)	1,319,184	2,110,694

		851,674,002
COMMERCIAL SERVICES—0.85%
Albany Molecular Research Inc.(1)(2)	372,971	4,531,598
PAREXEL International Corp.(1)(2)	320,219	6,487,637
SFBC International Inc.(1)(2)	162,423	2,600,392

		13,619,627
HEALTH CARE-PRODUCTS—2.95%
Biosite Inc.(1)(2)	185,989	10,469,321
Bioveris Corp.(1)	224,944	1,027,994
Caliper Life Sciences Inc.(1)(2)	269,891	1,586,959
EPIX Pharmaceuticals Inc.(1)(2)	271,551	1,097,066
Gen-Probe Inc.(1)	332,842	16,239,361
Luminex Corp.(1)(2)	305,474	3,549,608
TECHNE Corp.(1)(2)	239,783	13,463,815

		47,434,124
PHARMACEUTICALS—43.22%
Abgenix Inc.(1)(2)	785,457	16,895,180
Accelrys Inc.(1)	269,182	2,161,531
Adolor Corp.(1)(2)	522,821	7,633,187
Alkermes Inc.(1)	756,810	14,470,207
Alnylam Pharmaceuticals Inc.(1)(2)	105,954	1,415,545
American Pharmaceutical Partners Inc.(1)(2)	362,403	14,057,612
Amylin Pharmaceuticals Inc.(1)(2)	493,156	19,686,787
Anadys Pharmaceuticals Inc.(1)	78,355	689,524
Angiotech Pharmaceuticals Inc.(1)(2)	422,892	5,561,030
Antigenics Inc.(1)(2)	525,548	2,501,608
Array BioPharma Inc.(1)	285,918	2,004,285
AtheroGenics Inc.(1)(2)	552,818	11,061,888
Axcan Pharma Inc.(1)(2)	741,286	11,223,070
Bioenvision Inc.(1)	408,512	2,667,583
BioMarin Pharmaceutical Inc.(1)	873,743	9,418,950
Cardiome Pharma Corp.(1)	206,754	2,088,215
Cell Therapeutics Inc.(1)(2)	677,983	1,478,003
Cephalon Inc.(1)(2)	250,577	16,222,355
Connetics Corp.(1)(2)	482,794	6,976,373
Cubist Pharmaceuticals Inc.(1)(2)	612,910	13,024,337
CV Therapeutics Inc.(1)(2)	574,097	14,197,419
Cypress Bioscience Inc.(1)	371,572	2,147,686
Dendreon Corp.(1)(2)	573,825	3,110,131
Depomed Inc.(1)	394,954	2,369,724
Discovery Laboratories Inc.(1)	569,515	3,804,360

DOV Pharmaceutical Inc.(1)(2)	232,316	3,410,399
Draxis Health Inc.(1)	5,887	25,491
Durect Corp.(1)	489,167	2,480,077
Dyax Corp.(1)	418,389	2,204,910
Endo Pharmaceuticals Holdings Inc.(1)	625,573	18,929,839
First Horizon Pharmaceutical Corp.(1)(2)	372,371	6,423,400
Flamel Technologies SA ADR(1)(2)	249,528	4,711,089
Genta Inc.(1)(2)	1,543,332	2,253,265
Gilead Sciences Inc.(1)	1,498,038	78,841,740
Hi-Tech Pharmacal Co. Inc.(1)	86,035	3,810,490
Hollis-Eden Pharmaceuticals Inc.(1)(2)	222,565	1,077,215
Idenix Pharmaceuticals Inc.(1)	491,610	8,411,447
ImClone Systems Inc.(1)(2)	358,028	12,258,879
Indevus Pharmaceuticals Inc.(1)(2)	425,087	2,291,219
Inspire Pharmaceuticals Inc.(1)(2)	624,431	3,172,109
Introgen Therapeutics Inc.(1)(2)	291,459	1,535,989
Isis Pharmaceuticals Inc.(1)(2)	695,256	3,643,141
ISTA Pharmaceuticals Inc.(1)	262,156	1,667,312
Kos Pharmaceuticals Inc.(1)	398,135	20,595,524
MannKind Corp.(1)(2)	565,492	6,367,440
Medarex Inc.(1)	1,476,468	20,449,082
Medicines Co. (The)(1)(2)	342,954	5,984,547
MGI Pharma Inc.(1)(2)	613,524	10,528,072
Nabi Biopharmaceuticals(1)(2)	788,447	2,664,951
Nastech Pharmaceutical Co. Inc.(1)(2)	93,242	1,372,522
NeoPharm Inc.(1)(2)	233,492	2,519,379
Neurocrine Biosciences Inc.(1)(2)	190,880	11,973,902
NitroMed Inc.(1)(2)	352,028	4,910,791
Noven Pharmaceuticals Inc.(1)(2)	196,574	2,974,165
NPS Pharmaceuticals Inc.(1)(2)	401,241	4,750,693
Nuvelo Inc.(1)	386,228	3,132,309
Onyx Pharmaceuticals Inc.(1)(2)	528,834	15,209,266
OSI Pharmaceuticals Inc.(1)(2)	492,644	13,813,738
Pain Therapeutics Inc.(1)(2)	367,438	2,483,881
Penwest Pharmaceuticals Co.(1)(2)	206,542	4,031,700
Perrigo Co.(2)	888,841	13,252,619
Pharmacyclics Inc.(1)(2)	198,840	705,882
Pharmion Corp.(1)(2)	352,448	6,263,001
POZEN Inc.(1)	289,735	2,778,559
Progenics Pharmaceuticals Inc.(1)	265,665	6,644,282
QLT Inc.(1)(2)	734,587	4,671,973
Renovis Inc.(1)	184,133	2,817,235
Rigel Pharmaceuticals Inc.(1)(2)	272,219	2,275,751
Salix Pharmaceuticals Ltd.(1)(2)	467,745	8,222,957
Santarus Inc.(1)(2)	467,749	2,563,265
SciClone Pharmaceuticals Inc.(1)	452,872	1,050,663
Sepracor Inc.(1)(2)	490,656	25,317,850
Shire PLC ADR	408,220	15,834,854
Tanox Inc.(1)	577,296	9,450,335
Taro Pharmaceutical Industries Ltd.(1)(2)	156,302	2,183,539
Teva Pharmaceutical Industries Ltd. ADR(2)	1,542,862	66,358,495
Trimeris Inc.(1)(2)	317,804	3,651,568
United Therapeutics Inc.(1)(2)	254,131	17,565,535
ViaCell Inc.(1)	200,702	1,127,945
ViroPharma Inc.(1)(2)	545,642	10,121,659
VIVUS Inc.(1)	413,359	1,223,543
Zymogenetics Inc.(1)(2)	753,175	12,811,507

		694,669,580

TOTAL COMMON STOCKS
(Cost: $1,783,412,802)		1,607,397,333

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—28.49%

CERTIFICATES OF DEPOSIT(3)—1.35%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,214,582	1,214,582
Credit Suisse First Boston NY
4.03%, 01/04/06	1,214,582	1,214,582
First Tennessee Bank
4.18%, 01/26/06	376,520	376,501
Fortis Bank NY
3.83%-3.84%, 01/25/06	3,643,747	3,643,750
Toronto-Dominion Bank
3.94%, 07/10/06	1,214,582	1,214,582
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	10,445,407	10,445,385
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	3,643,747	3,643,765

		21,753,147
COMMERCIAL PAPER(3)—6.65%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	7,408,951	7,372,522
Bryant Park Funding LLC
3.92%, 02/22/06	619,850	616,475
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	5,222,703	5,204,388
CC USA Inc.
4.23%, 04/21/06	728,749	719,501
Charta LLC
4.25%, 01/26/06	1,821,873	1,816,926
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	7,416,846	7,408,010
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	8,939,325	8,909,619
Dorada Finance Inc.
3.76%, 01/26/06	242,916	242,333
Ebury Finance Ltd.
4.30%, 01/30/06	3,400,830	3,389,862
Edison Asset Securitization LLC
4.37%, 05/08/06	1,214,582	1,196,153
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	2,016,206	2,012,895
Ford Credit Floorplan Motown
4.05%, 01/06/06	4,858,329	4,856,689
Galaxy Funding Inc.
4.23%, 04/18/06	697,170	688,569
Gemini Securitization Corp.
4.25%, 01/30/06	1,214,582	1,210,711
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	11,890,492	11,881,878
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	2,064,790	2,063,047
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	3,643,747	3,616,851
HSBC PLC
3.88%, 02/03/06	728,749	726,314
Jupiter Securitization Corp.
4.23%, 01/24/06	850,208	848,110

Liberty Street Funding Corp.
4.23%, 01/04/06	971,666	971,552
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	3,012,164	3,008,466
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	2,550,623	2,545,177
Nordea North America Inc.
4.16%, 04/04/06	2,550,623	2,523,801
Prudential Funding LLC
4.27%, 01/17/06	4,858,329	4,850,261
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,429,164	2,417,292
Sedna Finance Inc.
3.92%, 02/21/06	607,291	604,051
Sigma Finance Inc.
4.16%, 04/06/06	1,457,499	1,441,835
Solitaire Funding Ltd.
4.24%, 01/23/06	5,959,469	5,945,434
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	651,453	651,377
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	7,742,281	7,740,440
Thunder Bay Funding Inc.
4.22%, 01/13/06	242,916	242,632
Ticonderoga Funding LLC
4.27%, 01/05/06	607,291	607,147
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	8,549,735	8,528,322

		106,858,640
LOAN PARTICIPATIONS(3)—0.07%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,214,582	1,214,582

		1,214,582
MEDIUM-TERM NOTES(3)—0.51%
Dorada Finance Inc.
3.93%, 07/07/06	753,041	753,003
K2 USA LLC
3.94%, 07/07/06	1,457,499	1,457,462
Marshall & Ilsley Bank
5.18%, 12/15/06	2,429,164	2,437,089
Toronto-Dominion Bank
3.81%, 06/20/06	3,036,455	3,036,592
US Bank N.A.
2.85%, 11/15/06	485,833	478,093

		8,162,239
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	422,699	422,699

		422,699
REPURCHASE AGREEMENTS(3)—3.16%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $12,151,719 and an effective yield of 4.37%.(6)	$12,145,822	12,145,822

Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $972,132 and an effective yield of 4.32%.(6)	971,666	971,666
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $19,442,686 and an effective yield of 4.34%.(7)	19,433,315	19,433,315
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $18,227,498 and an effective yield of 4.33%.(7)	18,218,733	18,218,733

		50,769,536
TIME DEPOSITS(3)—1.22%
UBS AG
4.06%, 01/03/06	14,574,986	14,574,986
Wells Fargo Bank N.A.
4.00%, 01/03/06	5,032,767	5,032,767

		19,607,753
VARIABLE & FLOATING RATE NOTES(3)—15.50%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	8,538,513	8,540,599
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	9,352,283	9,352,239
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	4,008,121	4,008,121
American Express Credit Corp.
4.39%, 11/06/07	728,749	729,483
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	7,894,784	7,898,092
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	1,578,957	1,578,957
Bank of America N.A.
4.31%, 08/10/06	12,145,822	12,145,822
Bank of Ireland
4.34%, 12/20/06(8)	2,429,164	2,429,164
Bank of Nova Scotia
4.22%, 01/03/06	971,666	971,666
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	6,048,619	6,048,382
BMW US Capital LLC
4.34%, 12/15/06(8)	2,429,164	2,429,164
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	6,534,452	6,534,307
Commodore CDO Ltd.
4.56%, 06/13/06(8)	607,291	607,291
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	8,502,075	8,502,075
DEPFA Bank PLC
4.50%, 12/15/06	2,429,164	2,429,164
Descartes Funding Trust
4.37%, 11/15/06(8)	1,093,124	1,093,124
Dexia Credit Local
4.33%, 08/30/06	1,214,582	1,214,423
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	3,862,371	3,862,443
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	2,429,164	2,429,164
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	2,429,164	2,429,159

Fifth Third Bancorp.
4.35%, 11/22/06(8)	4,858,329	4,858,329
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	1,700,415	1,700,415
General Electric Capital Corp.
4.44%, 01/09/07	1,093,124	1,094,007
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	1,821,873	1,821,873
Hartford Life Global Funding Trusts
4.36%, 02/17/07	2,429,164	2,429,164
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	7,287,493	7,287,492
Holmes Financing PLC
4.33%, 12/15/06(8)	6,680,202	6,680,202
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	2,064,790	2,065,268
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	7,044,577	7,044,303
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	2,546,930	2,546,930
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	8,259,159	8,259,427
Lothian Mortgages PLC
4.37%, 01/24/06(8)	1,214,582	1,214,582
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	3,765,205	3,765,590
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	7,263,201	7,267,122
Mound Financing PLC
4.30%, 11/08/06(8)	4,858,329	4,858,329
Natexis Banques Populaires
4.35%, 01/12/07(8)	1,821,873	1,821,873
National City Bank (Ohio)
4.26%, 01/06/06	1,214,582	1,214,579
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	8,987,908	8,988,220
Nordea Bank AB
4.34%, 12/11/06(8)	4,251,038	4,251,038
Nordea Bank PLC
4.23%, 10/02/06	1,457,499	1,457,244
Northern Rock PLC
4.32%, 11/03/06(8)	2,914,997	2,915,096
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	6,607,327	6,607,328
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	6,072,911	6,072,911
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,821,873	1,821,901
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	3,643,747	3,643,341
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	2,064,790	2,064,781
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	5,125,537	5,125,478
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	2,429,164	2,429,164
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	3,765,205	3,765,041
Strips III LLC
4.43%, 07/24/06(8)(9)	655,183	655,183
SunTrust Bank
4.19%, 04/28/06	3,643,747	3,643,747

Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	5,417,037	5,416,666
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	5,344,162	5,344,148
Unicredito Italiano SpA
4.43%, 06/14/06	3,157,914	3,157,417
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	2,429,164	2,429,164
US Bank N.A.
4.31%, 09/29/06	1,093,124	1,092,913
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	7,894,784	7,894,784
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	5,012,272	5,012,272
Wells Fargo & Co.
4.36%, 09/15/06(8)	1,214,582	1,214,664
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	2,672,081	2,671,904
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	4,979,787	4,979,751
Winston Funding Ltd.
4.26%, 01/23/06(8)	1,734,423	1,734,423
World Savings Bank
4.29%, 03/09/06	3,643,747	3,643,711

		249,194,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $457,983,210)		457,983,210

TOTAL INVESTMENTS IN SECURITIES—128.50%
(Cost: $2,241,396,012)		2,065,380,543
Other Assets, Less Liabilities—(28.50)%		(458,060,942)

NET ASSETS—100.00%		$1,607,319,601

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent (s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.25%
Clear Channel Outdoor Holdings Inc. Class A(1)	6,687	$134,074
Donnelley (R.H.) Corp.(1)	5,032	310,072
Getty Images Inc.(1)	9,298	830,032
Harte-Hanks Inc.(2)	10,762	284,009
Interpublic Group of Companies Inc.(1)(2)	80,782	779,546
Lamar Advertising Co.(1)(2)	15,980	737,317
Omnicom Group Inc.	34,975	2,977,422

		6,052,472
AEROSPACE & DEFENSE—1.79%
Alliant Techsystems Inc.(1)	7,043	536,465
Boeing Co. (The)	157,626	11,071,650
General Dynamics Corp.	38,215	4,358,421
Goodrich (B.F.) Co.	23,044	947,108
L-3 Communications Holdings Inc.	22,671	1,685,589
Lockheed Martin Corp.	70,488	4,485,151
Northrop Grumman Corp.(2)	68,490	4,116,934
Raytheon Co.	86,230	3,462,134
Rockwell Collins Inc.	33,936	1,577,006
United Technologies Corp.	195,273	10,917,713

		43,158,171
AGRICULTURE—1.66%
Altria Group Inc.	395,044	29,517,688
Archer-Daniels-Midland Co.(2)	125,202	3,087,481
Loews Corp.-Carolina Group	12,940	569,231
Monsanto Co.	51,156	3,966,125
Reynolds American Inc.(2)	16,335	1,557,216
UST Inc.(2)	31,534	1,287,533

		39,985,274
AIRLINES—0.15%
AMR Corp.(1)(2)	34,248	761,333
JetBlue Airways Corp.(1)(2)	26,694	410,554
Southwest Airlines Co.	149,741	2,460,245

		3,632,132
APPAREL—0.41%
Coach Inc.(1)	71,965	2,399,313
Columbia Sportswear Co.(1)(2)	2,872	137,081
Jones Apparel Group Inc.(2)	22,942	704,778
Liz Claiborne Inc.(2)	20,931	749,748
Nike Inc. Class B	35,799	3,106,995
Polo Ralph Lauren Corp.	10,530	591,154
Quiksilver Inc.(1)(2)	22,518	311,649
Reebok International Ltd.	9,264	539,443
Timberland Co. Class A(1)	9,988	325,109
VF Corp.	16,619	919,695

		9,784,965

AUTO MANUFACTURERS—0.31%
Ford Motor Co.	337,412	2,604,821
General Motors Corp.(2)	88,263	1,714,067
Navistar International Corp.(1)(2)	11,860	339,433
Oshkosh Truck Corp.(2)	13,869	618,419
PACCAR Inc.(2)	33,178	2,296,913

		7,573,653
AUTO PARTS & EQUIPMENT—0.22%
Autoliv Inc.	15,967	725,221
BorgWarner Inc.	10,741	651,227
Dana Corp.	28,551	204,996
Goodyear Tire & Rubber Co. (The)(1)	29,703	516,238
Johnson Controls Inc.(2)	36,637	2,671,204
Lear Corp.	12,898	367,077
TRW Automotive Holdings Corp.(1)	8,265	217,783

		5,353,746
BANKS—6.21%
AmSouth Bancorp(2)	67,227	1,762,020
Associated Bancorp(2)	26,048	847,862
Bank of America Corp.(2)	767,313	35,411,495
Bank of Hawaii Corp.	10,028	516,843
Bank of New York Co. Inc. (The)	148,161	4,718,928
BB&T Corp.	104,254	4,369,285
BOK Financial Corp.	4,327	196,576
City National Corp.	7,858	569,234
Colonial BancGroup Inc. (The)	29,717	707,859
Comerica Inc.	32,237	1,829,772
Commerce Bancorp Inc.(2)	33,087	1,138,524
Commerce Bancshares Inc.(2)	12,062	628,671
Compass Bancshares Inc.	23,649	1,142,010
Cullen/Frost Bankers Inc.(2)	9,904	531,647
East West Bancorp Inc.	10,739	391,866
Fifth Third Bancorp	90,380	3,409,134
First Horizon National Corp.(2)	23,725	911,989
FirstMerit Corp.(2)	15,941	413,031
Fulton Financial Corp.(2)	30,295	533,192
Huntington Bancshares Inc.	44,315	1,052,481
International Bancshares Corp.(2)	8,764	257,311
Investors Financial Services Corp.(2)	12,783	470,798
KeyCorp	77,781	2,561,328
M&T Bank Corp.	14,559	1,587,659
Marshall & Ilsley Corp.(2)	43,721	1,881,752
Mellon Financial Corp.	80,732	2,765,071
Mercantile Bankshares Corp.	15,137	854,332
National City Corp.	108,113	3,629,353
North Fork Bancorp Inc.	91,130	2,493,317
Northern Trust Corp.	37,576	1,947,188
PNC Financial Services Group	54,063	3,342,715
Popular Inc.	52,936	1,119,596
Regions Financial Corp.	88,478	3,022,408
Sky Financial Group Inc.(2)	18,280	508,550
South Financial Group Inc. (The)	13,691	377,050
State Street Corp.	63,107	3,498,652
SunTrust Banks Inc.(2)	68,953	5,017,020
Synovus Financial Corp.	59,442	1,605,528
TCF Financial Corp.(2)	25,886	702,546
TD Banknorth Inc.	14,713	427,413
U.S. Bancorp	349,628	10,450,381
UnionBanCal Corp.	10,764	739,702

Valley National Bancorp(2)	20,591	496,243
Wachovia Corp.(2)	300,734	15,896,799
Webster Financial Corp.(2)	10,280	482,132
Wells Fargo & Co.	321,891	20,224,412
Whitney Holding Corp.	11,902	328,019
Wilmington Trust Corp.	12,827	499,099
Zions Bancorporation	19,829	1,498,279

		149,767,072
BEVERAGES—1.89%
Anheuser-Busch Companies Inc.	148,083	6,361,646
Brown-Forman Corp. Class B(2)	10,681	740,407
Coca-Cola Co. (The)	397,325	16,016,171
Coca-Cola Enterprises Inc.	57,632	1,104,805
Constellation Brands Inc.(1)	36,578	959,441
Molson Coors Brewing Co. Class B	8,943	599,092
Pepsi Bottling Group Inc.	26,506	758,337
PepsiAmericas Inc.	12,955	301,333
PepsiCo Inc.	319,439	18,872,456

		45,713,688
BIOTECHNOLOGY—1.72%
Affymetrix Inc.(1)(2)	12,660	604,515
Amgen Inc.(1)	236,044	18,614,430
Biogen Idec Inc.(1)	65,733	2,979,677
Celgene Corp.(1)	31,859	2,064,463
Charles River Laboratories International Inc.(1)	13,690	580,045
Chiron Corp.(1)	20,579	914,942
Genentech Inc.(1)	88,458	8,182,365
Genzyme Corp.(1)	48,105	3,404,872
Invitrogen Corp.(1)	9,327	621,551
MedImmune Inc.(1)	47,332	1,657,567
Millennium Pharmaceuticals Inc.(1)(2)	58,426	566,732
Millipore Corp.(1)(2)	9,550	630,682
Protein Design Labs Inc.(1)	21,508	611,257

		41,433,098
BUILDING MATERIALS—0.30%
American Standard Companies Inc.	35,658	1,424,537
Florida Rock Industries Inc.(2)	9,003	441,687
Lafarge North America Inc.	6,510	358,180
Martin Marietta Materials Inc.	8,952	686,797
Masco Corp.(2)	82,755	2,498,373
USG Corp.(1)	7,031	457,015
Vulcan Materials Co.	19,441	1,317,128

		7,183,717
CHEMICALS—1.50%
Air Products & Chemicals Inc.(2)	43,743	2,589,148
Airgas Inc.(2)	11,952	393,221
Albemarle Corp.(2)	7,028	269,524
Ashland Inc.	12,421	719,176
Cabot Corp.(2)	12,052	431,462
Celanese Corp. Class A	9,549	182,577
Chemtura Corp.	44,682	567,461
Cytec Industries Inc.	7,681	365,846
Dow Chemical Co. (The)	183,342	8,034,046
Du Pont (E.I.) de Nemours and Co.	175,369	7,453,182
Eastman Chemical Co.	15,360	792,422
Ecolab Inc.	34,882	1,265,170
Engelhard Corp.(2)	22,942	691,701
FMC Corp.(1)	7,126	378,889
Huntsman Corp.(1)	11,490	197,858

International Flavors & Fragrances Inc.	17,912	600,052
Lubrizol Corp.	12,888	559,726
Lyondell Chemical Co.	38,090	907,304
Mosaic Co. (The)(1)(2)	24,521	358,742
PPG Industries Inc.	32,781	1,898,020
Praxair Inc.	61,686	3,266,891
Rohm & Haas Co.	30,605	1,481,894
RPM International Inc.(2)	22,385	388,827
Sherwin-Williams Co. (The)	22,131	1,005,190
Sigma-Aldrich Corp.(2)	13,130	830,998
Valhi Inc.	1,868	34,558
Valspar Corp. (The)	19,418	479,042

		36,142,927
COAL—0.19%
Arch Coal Inc.	12,082	960,519
CONSOL Energy Inc.	17,404	1,134,393
Massey Energy Co.	14,686	556,159
Peabody Energy Corp.	24,964	2,057,533

		4,708,604
COMMERCIAL SERVICES—1.19%
ADESA Inc.	17,136	418,461
Alliance Data Systems Corp.(1)(2)	15,881	565,364
Apollo Group Inc. Class A(1)	27,389	1,655,939
ARAMARK Corp. Class B	13,632	378,697
Block (H & R) Inc.	62,959	1,545,643
Career Education Corp.(1)	19,536	658,754
CCE Spinco Inc.(1)(2)	13,046	170,906
Cendant Corp.	200,519	3,458,953
ChoicePoint Inc.(1)	17,259	768,198
Convergys Corp.(1)	26,997	427,902
Corporate Executive Board Co. (The)(2)	7,862	705,221
Deluxe Corp.	9,707	292,569
Donnelley (R.R.) & Sons Co.	40,634	1,390,089
Education Management Corp.(1)	14,227	476,747
Equifax Inc.	24,740	940,615
Hewitt Associates Inc. Class A(1)	7,285	204,053
Interactive Data Corp.	6,959	158,039
Iron Mountain Inc.(1)(2)	20,836	879,696
ITT Educational Services Inc.(1)(2)	8,830	521,941
Laureate Education Inc.(1)(2)	9,417	494,487
Manpower Inc.	17,219	800,683
McKesson Corp.	57,216	2,951,773
Moody’s Corp.	48,039	2,950,555
Paychex Inc.	63,331	2,414,178
Pharmaceutical Product Development Inc.	9,236	572,170
Rent-A-Center Inc.(1)	13,573	255,987
Robert Half International Inc.(2)	32,669	1,237,828
Service Corp. International	59,418	486,039
ServiceMaster Co. (The)	55,554	663,870
Weight Watchers International Inc.(1)(2)	7,388	365,189

		28,810,546
COMPUTERS—3.92%
Affiliated Computer Services Inc. Class A(1)	22,882	1,354,157
Apple Computer Inc.(1)	157,164	11,298,520
BISYS Group Inc. (The)(1)	22,987	322,048
CACI International Inc. Class A(1)	5,683	326,091
Cadence Design Systems Inc.(1)	52,700	891,684
Ceridian Corp.(1)(2)	28,622	711,257
Cognizant Technology Solutions Corp.(1)	25,835	1,300,792
Computer Sciences Corp.(1)	36,398	1,843,195

Dell Inc.(1)	469,094	14,068,129
Diebold Inc.(2)	13,562	515,356
DST Systems Inc.(1)	12,083	723,893
Electronic Data Systems Corp.	99,016	2,380,345
EMC Corp.(1)	458,333	6,242,495
Hewlett-Packard Co.	552,307	15,812,549
International Business Machines Corp.	307,740	25,296,228
Lexmark International Inc.(1)	22,114	991,371
National Instruments Corp.(2)	10,550	338,128
NCR Corp.(1)	35,588	1,207,857
Network Appliance Inc.(1)	69,914	1,887,678
Reynolds & Reynolds Co. (The) Class A(2)	12,073	338,889
SanDisk Corp.(1)	34,543	2,169,991
SRA International Inc. Class A(1)	5,515	168,428
Sun Microsystems Inc.(1)	649,731	2,722,373
Synopsys Inc.(1)	27,748	556,625
Unisys Corp.(1)	64,397	375,435
Western Digital Corp.(1)(2)	40,661	756,701

		94,600,215
COSMETICS & PERSONAL CARE—1.94%
Alberto-Culver Co.(2)	14,239	651,434
Avon Products Inc.	90,053	2,571,013
Colgate-Palmolive Co.	99,783	5,473,098
Estee Lauder Companies Inc. Class A(2)	25,925	867,969
Procter & Gamble Co.	642,477	37,186,569

		46,750,083
DISTRIBUTION & WHOLESALE—0.22%
CDW Corp.(2)	11,847	682,032
Fastenal Co.	23,802	932,800
Genuine Parts Co.	33,231	1,459,506
Grainger (W.W.) Inc.	14,688	1,044,317
Ingram Micro Inc. Class A(1)	24,423	486,750
SCP Pool Corp.(2)	10,106	376,145
Tech Data Corp.(1)	11,257	446,678

		5,428,228
DIVERSIFIED FINANCIAL SERVICES—7.97%
Affiliated Managers Group Inc.(1)	6,415	514,804
American Express Co.	208,678	10,738,570
AmeriCredit Corp.(1)(2)	26,600	681,758
Ameriprise Financial Inc.	41,731	1,710,971
Ameritrade Holding Corp.(1)	45,856	1,100,544
Bear Stearns Companies Inc. (The)	21,695	2,506,423
BlackRock Inc.	3,812	413,526
Capital One Financial Corp.	57,010	4,925,664
CapitalSource Inc.(2)	14,406	322,694
CBOT Holdings Inc. Class A(1)	615	57,662
Chicago Mercantile Exchange Holdings Inc.	6,533	2,400,812
CIT Group Inc.	38,145	1,975,148
Citigroup Inc.	992,401	48,161,221
Countrywide Financial Corp.	112,112	3,833,109
E*TRADE Financial Corp.(1)	70,275	1,465,936
Eaton Vance Corp.	25,372	694,178
Edwards (A.G.) Inc.	14,684	688,092
Federal Home Loan Mortgage Corp.	131,341	8,583,134
Federal National Mortgage Association	184,642	9,012,376
Federated Investors Inc. Class B	15,951	590,825
First Marblehead Corp. (The)(2)	4,937	162,230
Franklin Resources Inc.	30,812	2,896,636
Friedman, Billings, Ramsey Group Inc. Class A(2)	26,755	264,874
Goldman Sachs Group Inc. (The)	74,639	9,532,147

IndyMac Bancorp Inc.	11,924	465,274
Janus Capital Group Inc.	43,246	805,673
Jefferies Group Inc.(2)	9,783	440,039
JP Morgan Chase & Co.	671,250	26,641,912
Legg Mason Inc.	21,752	2,603,497
Lehman Brothers Holdings Inc.	52,755	6,761,608
MBNA Corp.	241,508	6,556,942
Merrill Lynch & Co. Inc.	179,818	12,179,073
Morgan Stanley	208,991	11,858,149
Nelnet Inc. Class A(1)(2)	3,368	137,010
Nuveen Investments Inc. Class A	9,880	421,086
Raymond James Financial Inc.(2)	12,096	455,656
Rowe (T.) Price Group Inc.	24,869	1,791,314
Schwab (Charles) Corp. (The)	200,594	2,942,714
SLM Corp.	80,012	4,407,861
Student Loan Corp.	773	161,735
Westcorp Inc.	4,591	305,807
WFS Financial Inc.(1)	1,263	96,177

		192,264,861
ELECTRIC—3.19%
AES Corp. (The)(1)	124,715	1,974,238
Allegheny Energy Inc.(1)	31,011	981,498
Alliant Energy Corp.	22,071	618,871
Ameren Corp.	37,354	1,914,019
American Electric Power Co. Inc.(2)	73,260	2,717,213
CenterPoint Energy Inc.	58,790	755,451
Cinergy Corp.	37,895	1,609,022
CMS Energy Corp.(1)	41,612	603,790
Consolidated Edison Inc.(2)	46,404	2,149,897
Constellation Energy Group Inc.	33,858	1,950,221
Dominion Resources Inc.	64,953	5,014,372
DPL Inc.(2)	24,168	628,610
DTE Energy Co.(2)	33,298	1,438,141
Duke Energy Corp.	176,797	4,853,078
Edison International	61,890	2,699,023
Energy East Corp.	28,029	639,061
Entergy Corp.	40,441	2,776,275
Exelon Corp.	127,495	6,775,084
FirstEnergy Corp.	62,667	3,070,056
FPL Group Inc.	74,925	3,113,883
Great Plains Energy Inc.(2)	14,321	400,415
Hawaiian Electric Industries Inc.(2)	15,435	399,766
MDU Resources Group Inc.(2)	22,617	740,481
Northeast Utilities	28,635	563,823
NRG Energy Inc.(1)(2)	15,387	725,035
NSTAR(2)	20,367	584,533
OGE Energy Corp.(2)	17,140	459,181
Pepco Holdings Inc.	35,916	803,441
PG&E Corp.(2)	70,609	2,621,006
Pinnacle West Capital Corp.(2)	18,724	774,237
PNM Resources Inc.	13,132	321,603
PPL Corp.	72,444	2,129,854
Progress Energy Inc.(2)	47,407	2,082,115
Public Service Enterprise Group Inc.	45,532	2,958,214
Puget Energy Inc.	22,043	450,118
Reliant Energy Inc.(1)	57,199	590,294
SCANA Corp.(2)	21,611	851,041
Southern Co. (The)(2)	141,992	4,902,984
TECO Energy Inc.	39,640	681,015
TXU Corp.	91,462	4,590,478
Westar Energy Inc.	16,471	354,127
Wisconsin Energy Corp.(2)	22,386	874,397

WPS Resources Corp.(2)	7,634	422,237
Xcel Energy Inc.(2)	76,719	1,416,233

		76,978,431
ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
American Power Conversion Corp.	31,759	698,698
AMETEK Inc.(2)	13,286	565,186
Emerson Electric Co.	79,495	5,938,277
Energizer Holdings Inc.(1)	12,459	620,334
Hubbell Inc. Class B(2)	11,797	532,281
Molex Inc.(2)	26,604	690,374

		9,045,150
ELECTRONICS—0.66%
Agilent Technologies Inc.(1)	93,668	3,118,208
Amphenol Corp. Class A(2)	16,816	744,276
Applera Corp.-Applied Biosystems Group	37,606	998,815
Arrow Electronics Inc.(1)	22,389	717,120
Avnet Inc.(1)(2)	27,541	659,332
AVX Corp.(2)	9,788	141,730
Dolby Laboratories Inc. Class A(1)	5,282	90,058
Fisher Scientific International Inc.(1)	22,900	1,416,594
FLIR Systems Inc.(1)(2)	11,648	260,100
Gentex Corp.(2)	29,845	581,978
Jabil Circuit Inc.(1)	31,149	1,155,316
Mettler Toledo International Inc.(1)	8,249	455,345
PerkinElmer Inc.	24,743	582,945
Sanmina-SCI Corp.(1)	99,845	425,340
Solectron Corp.(1)	170,290	623,261
Symbol Technologies Inc.	46,535	596,579
Tektronix Inc.	15,870	447,693
Thermo Electron Corp.(1)	30,769	927,070
Thomas & Betts Corp.(1)	11,395	478,134
Trimble Navigation Ltd.(1)	10,036	356,178
Vishay Intertechnology Inc.(1)	32,070	441,283
Waters Corp.(1)	21,205	801,549

		16,018,904
ENGINEERING & CONSTRUCTION—0.08%
Fluor Corp.	16,527	1,276,876
Jacobs Engineering Group Inc.(1)	10,954	743,448

		2,020,324
ENTERTAINMENT—0.18%
DreamWorks Animation SKG Inc. Class A(1)(2)	7,625	187,270
GTECH Holdings Corp.	23,848	756,936
International Game Technology Inc.(2)	65,633	2,020,184
International Speedway Corp. Class A(2)	6,714	321,601
Penn National Gaming Inc.(1)	12,877	424,297
Regal Entertainment Group Class A(2)	8,267	157,238
Scientific Games Corp. Class A(1)(2)	11,430	311,810
Warner Music Group Corp.	6,144	118,395

		4,297,731
ENVIRONMENTAL CONTROL—0.22%
Allied Waste Industries Inc.(1)(2)	40,191	351,269
Nalco Holding Co.(1)	15,828	280,314
Republic Services Inc.	26,153	982,045
Stericycle Inc.(1)(2)	8,437	496,771
Waste Management Inc.	108,324	3,287,633

		5,398,032

FOOD—1.49%
Albertson’s Inc.	70,197	1,498,706
Campbell Soup Co.	43,972	1,309,046
ConAgra Foods Inc.	98,880	2,005,286
Dean Foods Co.(1)(2)	26,737	1,006,915
Del Monte Foods Co.(1)	38,046	396,820
General Mills Inc.	55,855	2,754,769
Heinz (H.J.) Co.	66,812	2,252,901
Hershey Co. (The)	32,525	1,797,006
Hormel Foods Corp.	14,170	463,076
Kellogg Co.	47,820	2,066,780
Kraft Foods Inc.(2)	47,700	1,342,278
Kroger Co.(1)	139,042	2,625,113
McCormick & Co. Inc. NVS(2)	25,856	799,468
Pilgrim’s Pride Corp.	2,859	94,804
Safeway Inc.(2)	85,568	2,024,539
Sara Lee Corp.	150,178	2,838,364
Smithfield Foods Inc.(1)	16,437	502,972
Smucker (J.M.) Co. (The)	9,818	431,992
SUPERVALU Inc.	25,903	841,329
Sysco Corp.	120,764	3,749,722
TreeHouse Foods Inc.(1)(2)	5,721	107,097
Tyson Foods Inc. Class A	46,113	788,532
Whole Foods Market Inc.	26,250	2,031,488
Wrigley (William Jr.) Co.(2)	33,421	2,222,162

		35,951,165
FOREST PRODUCTS & PAPER—0.47%
International Paper Co.(2)	93,539	3,143,846
Louisiana-Pacific Corp.	20,952	575,551
MeadWestvaco Corp.	35,135	984,834
Plum Creek Timber Co. Inc.	35,083	1,264,742
Rayonier Inc.	14,365	572,445
Smurfit-Stone Container Corp.(1)(2)	48,525	687,599
Temple-Inland Inc.	21,330	956,651
Weyerhaeuser Co.	46,339	3,074,129

		11,259,797
GAS—0.33%
AGL Resources Inc.	14,686	511,220
Atmos Energy Corp.	15,246	398,835
Energen Corp.	13,978	507,681
KeySpan Corp.(2)	33,205	1,185,086
NiSource Inc.(2)	51,798	1,080,506
ONEOK Inc.	19,408	516,835
Piedmont Natural Gas Co.(2)	14,667	354,355
Sempra Energy	48,891	2,192,272
Southern Union Co.(1)	18,262	431,531
UGI Corp.	19,630	404,378
Vectren Corp.(2)	14,508	394,037

		7,976,736
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	15,266	1,327,531
Snap-On Inc.(2)	10,999	413,122
Stanley Works (The)(2)	15,843	761,098

		2,501,751
HEALTH CARE-PRODUCTS—3.55%
Advanced Medical Optics Inc.(1)	12,413	518,863
Bard (C.R.) Inc.	20,044	1,321,300
Bausch & Lomb Inc.	10,225	694,278
Baxter International Inc.	118,444	4,459,417
Beckman Coulter Inc.	11,857	674,663

Becton, Dickinson & Co.	48,166	2,893,813
Biomet Inc.	47,972	1,754,336
Boston Scientific Corp.(1)(2)	125,844	3,081,920
Cooper Companies Inc.	8,382	429,997
Cytyc Corp.(1)(2)	21,674	611,857
Dade Behring Holdings Inc.(2)	16,904	691,205
DENTSPLY International Inc.(2)	15,366	825,001
Edwards Lifesciences Corp.(1)	11,402	474,437
Gen-Probe Inc.(1)	9,709	473,702
Guidant Corp.	61,991	4,013,917
Henry Schein Inc.(1)(2)	16,502	720,147
Hillenbrand Industries Inc.	10,555	521,523
IDEXX Laboratories Inc.(1)(2)	6,220	447,716
INAMED Corp.(1)	6,884	603,589
Johnson & Johnson	567,233	34,090,703
Kinetic Concepts Inc.(1)(2)	9,230	366,985
Medtronic Inc.	230,712	13,282,090
Patterson Companies Inc.(1)(2)	26,189	874,713
ResMed Inc.(1)(2)	13,405	513,546
Respironics Inc.(1)	13,611	504,560
St. Jude Medical Inc.(1)	69,082	3,467,916
Stryker Corp.	55,919	2,484,481
TECHNE Corp.(1)	7,353	412,871
Varian Medical Systems Inc.(1)(2)	25,241	1,270,632
Zimmer Holdings Inc.(1)(2)	47,096	3,176,154

		85,656,332
HEALTH CARE-SERVICES—2.10%
Aetna Inc.	55,400	5,224,774
AMERIGROUP Corp.(1)	9,801	190,727
Community Health Systems Inc.(1)(2)	17,021	652,585
Covance Inc.(1)(2)	12,033	584,202
Coventry Health Care Inc.(1)	30,765	1,752,374
DaVita Inc.(1)	19,076	966,009
HCA Inc.(2)	84,139	4,249,020
Health Management Associates Inc. Class A	46,998	1,032,076
Health Net Inc.(1)	21,460	1,106,263
Humana Inc.(1)	30,872	1,677,276
Laboratory Corp. of America Holdings(1)	25,644	1,380,929
LifePoint Hospitals Inc.(1)(2)	10,495	393,563
Lincare Holdings Inc.(1)	17,522	734,347
Manor Care Inc.(2)	15,020	597,345
Quest Diagnostics Inc.	30,660	1,578,377
Renal Care Group Inc.(1)	12,941	612,239
Sierra Health Services Inc.(1)	4,745	379,410
Tenet Healthcare Corp.(1)	89,628	686,550
Triad Hospitals Inc.(1)	16,263	637,997
UnitedHealth Group Inc.	259,820	16,145,184
Universal Health Services Inc. Class B	8,747	408,835
WellPoint Inc.(1)	120,033	9,577,451

		50,567,533
HOLDING COMPANIES-DIVERSIFIED—0.03%
Leucadia National Corp.(2)	15,456	733,542

		733,542
HOME BUILDERS—0.50%
Beazer Homes USA Inc.(2)	7,908	576,019
Centex Corp.	24,175	1,728,271
Horton (D.R.) Inc.	51,941	1,855,852
Hovnanian Enterprises Inc. Class A(1)(2)	6,361	315,760
KB Home	15,434	1,121,434
Lennar Corp. Class A	25,615	1,563,027

M.D.C. Holdings Inc.	6,098	377,954
Meritage Homes Corp.(1)(2)	4,278	269,172
NVR Inc.(1)(2)	1,026	720,252
Pulte Homes Inc.	41,000	1,613,760
Ryland Group Inc.(2)	8,982	647,872
Standard Pacific Corp.	12,896	474,573
Toll Brothers Inc.(1)(2)	20,192	699,451

		11,963,397
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	12,837	1,256,100
Tempur-Pedic International Inc.(1)(2)	8,273	95,140
Whirlpool Corp.(2)	11,641	975,050

		2,326,290
HOUSEHOLD PRODUCTS & WARES—0.49%
ACCO Brands Corp.(1)	7,690	188,405
American Greetings Corp. Class A(2)	12,251	269,154
Avery Dennison Corp.	21,085	1,165,368
Church & Dwight Co. Inc.	12,043	397,780
Clorox Co. (The)	29,449	1,675,354
Fortune Brands Inc.	27,763	2,166,069
Kimberly-Clark Corp.	91,247	5,442,884
Scotts Miracle-Gro Co. (The) Class A(2)	8,594	388,793
Spectrum Brands Inc.(1)	6,985	141,865

		11,835,672
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	52,591	1,250,614
Toro Co.	8,233	360,358

		1,610,972
INSURANCE—4.74%
AFLAC Inc.	95,730	4,443,787
Alleghany Corp.(1)(2)	935	265,540
Allstate Corp. (The)	127,442	6,890,789
Ambac Financial Group Inc.(2)	20,627	1,589,517
American Financial Group Inc.	8,969	343,602
American International Group Inc.	437,723	29,865,840
American National Insurance Co.	1,539	180,048
AmerUs Group Co.(2)	7,543	427,462
AON Corp.	60,663	2,180,835
Assurant Inc.	20,856	907,027
Berkley (W.R.) Corp.	20,582	980,115
Brown & Brown Inc.	20,862	637,125
Chubb Corp.	37,270	3,639,416
CIGNA Corp.	24,968	2,788,926
Cincinnati Financial Corp.	33,418	1,493,116
CNA Financial Corp.(1)(2)	4,404	144,143
Commerce Group Inc.	4,990	285,827
Conseco Inc.(1)	28,746	666,045
Erie Indemnity Co. Class A	8,184	435,389
Fidelity National Financial Inc.	30,871	1,135,744
Fidelity National Title Group Inc. Class A	5,382	131,052
First American Corp.(2)	15,740	713,022
Gallagher (Arthur J.) & Co.(2)	17,833	550,683
Genworth Financial Inc. Class A	43,266	1,496,138
Hanover Insurance Group Inc. (The)	10,196	425,887
Hartford Financial Services Group Inc.	56,590	4,860,515
HCC Insurance Holdings Inc.	21,097	626,159
Jefferson-Pilot Corp.	25,956	1,477,675
Lincoln National Corp.	33,147	1,757,785
Loews Corp.	28,403	2,694,025

Markel Corp.(1)(2)	1,876	594,786
Marsh & McLennan Companies Inc.	101,619	3,227,419
MBIA Inc.(2)	25,822	1,553,452
Mercury General Corp.(2)	4,982	290,052
MetLife Inc.	79,457	3,893,393
MGIC Investment Corp.(2)	18,033	1,186,932
Nationwide Financial Services Inc.	10,880	478,720
Old Republic International Corp.(2)	34,834	914,741
Philadelphia Consolidated Holding Corp.(1)(2)	3,285	317,627
PMI Group Inc. (The)(2)	17,872	734,003
Principal Financial Group Inc.(2)	56,045	2,658,214
Progressive Corp. (The)(2)	37,933	4,429,816
Protective Life Corp.	13,258	580,303
Prudential Financial Inc.	98,765	7,228,610
Radian Group Inc.	16,448	963,688
Reinsurance Group of America Inc.	5,576	266,310
SAFECO Corp.(2)	24,299	1,372,894
St. Paul Travelers Companies Inc.	128,494	5,739,827
StanCorp Financial Group Inc.	10,677	533,316
Torchmark Corp.(2)	19,842	1,103,215
Transatlantic Holdings Inc.(2)	5,101	342,787
Unitrin Inc.(2)	9,243	416,397
UNUMProvident Corp.(2)	56,877	1,293,952
Wesco Financial Corp.	272	104,720

		114,258,408
INTERNET—1.83%
Akamai Technologies Inc.(1)(2)	25,778	513,756
Amazon.com Inc.(1)	58,236	2,745,827
CheckFree Corp.(1)(2)	15,752	723,017
eBay Inc.(1)	207,784	8,986,658
Emdeon Corp.(1)	53,162	449,751
Expedia Inc.(1)	34,585	828,657
F5 Networks Inc.(1)(2)	7,141	408,394
Google Inc. Class A(1)	31,446	13,045,688
IAC/InterActiveCorp(1)	34,585	979,101
McAfee Inc.(1)(2)	31,009	841,274
Monster Worldwide Inc.(1)(2)	19,679	803,297
Symantec Corp.(1)	206,306	3,610,355
VeriSign Inc.(1)	50,398	1,104,724
Yahoo! Inc.(1)	230,951	9,048,660

		44,089,159
INVESTMENT COMPANIES—0.06%
Allied Capital Corp.(2)	25,473	748,142
American Capital Strategies Ltd.(2)	20,736	750,851

		1,498,993
IRON & STEEL—0.16%
Allegheny Technologies Inc.	18,423	664,702
Nucor Corp.	30,584	2,040,564
United States Steel Corp.(2)	21,790	1,047,445

		3,752,711
LEISURE TIME—0.19%
Brunswick Corp.	18,534	753,592
Harley-Davidson Inc.	54,300	2,795,907
Polaris Industries Inc.	8,151	409,180
Sabre Holdings Corp.	25,100	605,161

		4,563,840
LODGING—0.50%
Boyd Gaming Corp.	8,075	384,855

Choice Hotels International Inc.	5,820	243,043
Harrah’s Entertainment Inc.	34,715	2,474,832
Hilton Hotels Corp.	72,959	1,759,041
Las Vegas Sands Corp.(1)	4,572	180,457
Marriott International Inc. Class A(2)	33,566	2,247,915
MGM Mirage(1)(2)	22,980	842,677
Starwood Hotels & Resorts Worldwide Inc.	41,234	2,633,203
Station Casinos Inc.	10,618	719,900
Wynn Resorts Ltd.(1)(2)	9,107	499,519

		11,985,442
MACHINERY—0.69%
Caterpillar Inc.	130,356	7,530,666
Cummins Inc.(2)	8,858	794,828
Deere & Co.	47,045	3,204,235
Graco Inc.(2)	13,245	483,178
IDEX Corp.(2)	9,772	401,727
Joy Global Inc.	23,017	920,680
Rockwell Automation Inc.	35,120	2,077,699
Terex Corp.(1)	9,417	559,370
Zebra Technologies Corp. Class A(1)(2)	13,710	587,474

		16,559,857
MANUFACTURING—4.60%
AptarGroup Inc.(2)	6,848	357,466
Brink’s Co. (The)	10,801	517,476
Carlisle Companies Inc.(2)	5,975	413,171
Danaher Corp.(2)	45,016	2,510,992
Donaldson Co. Inc.	14,231	452,546
Dover Corp.	38,881	1,574,292
Eastman Kodak Co.(2)	54,912	1,284,941
Eaton Corp.	28,734	1,927,764
General Electric Co.	2,023,207	70,913,405
Harsco Corp.	7,918	534,544
Honeywell International Inc.(2)	162,726	6,061,544
Illinois Tool Works Inc.(2)	47,964	4,220,352
ITT Industries Inc.	17,577	1,807,267
Leggett & Platt Inc.	36,145	829,889
Pall Corp.	23,673	635,857
Parker Hannifin Corp.	22,894	1,510,088
Pentair Inc.(2)	19,468	672,035
Roper Industries Inc.	16,348	645,909
SPX Corp.(2)	12,552	574,505
Teleflex Inc.	6,983	453,755
Textron Inc.	22,582	1,738,362
3M Co.	146,796	11,376,689

		111,012,849
MEDIA—3.42%
Belo (A.H.) Corp.	18,349	392,852
Cablevision Systems Corp.(1)	38,233	897,329
CKX Inc.(1)	4,222	54,886
Clear Channel Communications Inc.	104,529	3,287,437
Comcast Corp. Class A(1)	387,841	10,068,352
Dex Media Inc.	28,775	779,515
DIRECTV Group Inc. (The)(1)(2)	134,070	1,893,068
Discovery Holding Co. Class A(1)	53,524	810,889
Dow Jones & Co. Inc.	10,040	356,320
EchoStar Communications Corp.(1)	43,936	1,193,741
Gannett Co. Inc.	47,376	2,869,564
Hearst-Argyle Television Inc.(2)	5,579	133,059
Knight Ridder Inc.(2)	14,177	897,404
Lee Enterprises Inc.(2)	8,637	318,792

Liberty Global Inc. Class A(1)	89,819	2,020,928
Liberty Media Corp. Class A(1)	534,245	4,204,508
McClatchy Co. (The) Class A(2)	3,970	234,627
McGraw-Hill Companies Inc. (The)	71,465	3,689,738
Meredith Corp.	8,150	426,571
New York Times Co. Class A(2)	27,636	730,972
News Corp. Class A	444,455	6,911,275
Scripps (E.W.) Co. Class A	15,541	746,279
Sirius Satellite Radio Inc.(1)(2)	252,895	1,694,397
Time Warner Inc.	875,045	15,260,785
Tribune Co.(2)	45,359	1,372,563
Univision Communications Inc. Class A(1)	42,032	1,235,320
Viacom Inc. Class B	271,610	8,854,486
Walt Disney Co. (The)	366,954	8,795,887
Washington Post Co. (The) Class B(2)	1,055	807,075
Westwood One Inc.(2)	14,558	237,295
Wiley (John) & Sons Inc. Class A	8,863	346,012
XM Satellite Radio Holdings Inc. Class A(1)(2)	40,336	1,100,366

		82,622,292
METAL FABRICATE & HARDWARE—0.07%
Precision Castparts Corp.	25,271	1,309,291
Timken Co. (The)(2)	15,099	483,470

		1,792,761
MINING—0.58%
Alcoa Inc.	166,384	4,919,975
Freeport-McMoRan Copper & Gold Inc.	34,314	1,846,093
Newmont Mining Corp.(2)	78,635	4,199,109
Phelps Dodge Corp.	18,482	2,659,005
Southern Copper Corp.	4,977	333,359

		13,957,541
OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	43,828	1,851,733
Xerox Corp.(1)	182,800	2,678,020

		4,529,753
OFFICE FURNISHINGS—0.05%
Herman Miller Inc.(2)	13,480	380,001
HNI Corp.	10,497	576,600
Steelcase Inc. Class A(2)	12,208	193,253

		1,149,854
OIL & GAS—7.30%
Amerada Hess Corp.(2)	14,914	1,891,393
Anadarko Petroleum Corp.	44,982	4,262,045
Apache Corp.(2)	62,628	4,291,271
Burlington Resources Inc.	73,531	6,338,372
Chesapeake Energy Corp.	69,896	2,217,800
Chevron Corp.	432,325	24,543,090
ConocoPhillips	265,605	15,452,899
Denbury Resources Inc.(1)	21,614	492,367
Devon Energy Corp.	84,742	5,299,765
Diamond Offshore Drilling Inc.(2)	11,152	775,733
ENSCO International Inc.	28,924	1,282,779
EOG Resources Inc.	45,621	3,347,213
Exxon Mobil Corp.	1,214,347	68,209,871
Forest Oil Corp.(1)	10,048	457,887
Helmerich & Payne Inc.	9,761	604,304
Kerr-McGee Corp.	21,975	1,996,649
Marathon Oil Corp.	69,279	4,223,941
Murphy Oil Corp.	31,498	1,700,577

Newfield Exploration Co.(1)	24,081	1,205,736
Noble Energy Inc.	33,182	1,337,235
Occidental Petroleum Corp.	75,940	6,066,087
Patterson-UTI Energy Inc.	32,401	1,067,613
Pioneer Natural Resources Co.(2)	24,487	1,255,448
Plains Exploration & Production Co.(1)	14,757	586,296
Pogo Producing Co.	11,638	579,689
Pride International Inc.(1)	30,212	929,019
Quicksilver Resources Inc.(1)(2)	10,683	448,793
Range Resources Corp.(2)	24,675	649,940
Rowan Companies Inc.	20,674	736,821
Southwestern Energy Co.(1)	31,763	1,141,562
Sunoco Inc.(2)	26,283	2,060,062
Tesoro Corp.	12,955	797,380
Unit Corp.(1)	8,755	481,788
Valero Energy Corp.	113,107	5,836,321
Vintage Petroleum Inc.	10,361	552,552
XTO Energy Inc.(2)	68,838	3,024,742

		176,145,040
OIL & GAS SERVICES—0.75%
Baker Hughes Inc.	64,627	3,928,029
BJ Services Co.	61,773	2,265,216
Cooper Cameron Corp.(1)	20,940	866,916
Dresser-Rand Group Inc.(1)	5,191	125,518
FMC Technologies Inc.(1)(2)	13,241	568,304
Grant Prideco Inc.(1)	23,791	1,049,659
Halliburton Co.	85,080	5,271,557
National Oilwell Varco Inc.(1)	32,846	2,059,444
Smith International Inc.	40,451	1,501,137
Tidewater Inc.	11,549	513,469

		18,149,249
PACKAGING & CONTAINERS—0.20%
Ball Corp.	19,833	787,767
Bemis Co. Inc.(2)	20,435	569,523
Crown Holdings Inc.(1)	31,610	617,343
Owens-Illinois Inc.(1)	29,043	611,065
Packaging Corp. of America(2)	11,884	272,738
Pactiv Corp.(1)	28,534	627,748
Sealed Air Corp.(1)	15,962	896,586
Sonoco Products Co.	18,950	557,130

		4,939,900
PHARMACEUTICALS—5.51%
Abbott Laboratories	295,773	11,662,329
Allergan Inc.	24,884	2,686,477
American Pharmaceutical Partners Inc.(1)(2)	3,998	155,082
AmerisourceBergen Corp.(2)	39,818	1,648,465
Barr Pharmaceuticals Inc.(1)	19,673	1,225,431
Bristol-Myers Squibb Co.	372,824	8,567,496
Cardinal Health Inc.(2)	81,677	5,615,294
Caremark Rx Inc.(1)(2)	86,557	4,482,787
Cephalon Inc.(1)	11,133	720,750
Endo Pharmaceuticals Holdings Inc.(1)	9,742	294,793
Express Scripts Inc.(1)(2)	23,700	1,986,060
Forest Laboratories Inc.(1)	67,031	2,726,821
Gilead Sciences Inc.(1)	86,206	4,537,022
Hospira Inc.(1)	30,169	1,290,630
ImClone Systems Inc.(1)(2)	13,240	453,338
IVAX Corp.(1)	37,939	1,188,629
King Pharmaceuticals Inc.(1)	46,016	778,591
Kos Pharmaceuticals Inc.(1)	2,958	153,017

Lilly (Eli) & Co.	187,200	10,593,648
Medco Health Solutions Inc.(1)	57,493	3,208,109
Merck & Co. Inc.	420,289	13,369,393
Mylan Laboratories Inc.	41,594	830,216
Omnicare Inc.	22,835	1,306,619
OSI Pharmaceuticals Inc.(1)(2)	10,599	297,196
Pfizer Inc.	1,418,362	33,076,202
Schering-Plough Corp.	281,413	5,867,461
Sepracor Inc.(1)(2)	19,981	1,031,020
Valeant Pharmaceuticals International	17,784	321,535
VCA Antech Inc.(1)(2)	15,617	440,399
Watson Pharmaceuticals Inc.(1)(2)	19,909	647,242
Wyeth	255,349	11,763,928

		132,925,980
PIPELINES—0.37%
Dynegy Inc. Class A(1)(2)	57,294	277,303
El Paso Corp.	122,799	1,493,236
Equitable Resources Inc.	23,256	853,263
Kinder Morgan Inc.	17,922	1,647,928
National Fuel Gas Co.	15,925	496,701
Questar Corp.	16,160	1,223,312
Western Gas Resources Inc.(2)	10,813	509,184
Williams Companies Inc.	108,915	2,523,561

		9,024,488
REAL ESTATE—0.08%
CB Richard Ellis Group Inc. Class A(1)(2)	9,549	561,959
Forest City Enterprises Inc. Class A	12,630	479,056
St. Joe Co. (The)(2)	14,482	973,480

		2,014,495
REAL ESTATE INVESTMENT TRUSTS—1.71%
AMB Property Corp.	16,062	789,769
American Financial Realty Trust	24,026	288,312
Annaly Mortgage Management Inc.	23,102	252,736
Apartment Investment & Management Co. Class A	18,193	688,969
Archstone-Smith Trust	40,495	1,696,336
Arden Realty Group Inc.	12,749	571,538
AvalonBay Communities Inc.(2)	13,892	1,239,861
Boston Properties Inc.	21,097	1,563,921
BRE Properties Inc. Class A	9,701	441,201
Camden Property Trust	8,949	518,326
CarrAmerica Realty Corp.	11,164	386,609
CBL & Associates Properties Inc.(2)	8,512	336,309
CenterPoint Properties Trust	9,378	464,023
Crescent Real Estate Equities Co.	14,675	290,859
Developers Diversified Realty Corp.	20,718	974,160
Duke Realty Corp.	27,298	911,753
Equity Office Properties Trust	77,777	2,358,976
Equity Residential	54,662	2,138,377
Essex Property Trust Inc.	4,410	406,602
Federal Realty Investment Trust	9,972	604,802
General Growth Properties Inc.	33,869	1,591,504
Global Signal Inc.	2,848	122,920
Health Care Property Investors Inc.	25,666	656,023
Health Care REIT Inc.	11,004	373,036
Healthcare Realty Trust Inc.(2)	9,154	304,554
Hospitality Properties Trust	13,643	547,084
Host Marriott Corp.(2)	67,209	1,273,611
HRPT Properties Trust	40,052	414,538
iStar Financial Inc.	21,505	766,653

Kimco Realty Corp.(2)	37,912	1,216,217
KKR Financial Corp.	7,027	168,578
Liberty Property Trust(2)	16,574	710,196
Macerich Co. (The)	11,381	764,120
Mack-Cali Realty Corp.	11,788	509,242
Mills Corp.	10,644	446,409
New Century Financial Corp.(2)	9,279	334,694
New Plan Excel Realty Trust Inc.(2)	19,693	456,484
Pan Pacific Retail Properties Inc.	7,759	519,000
ProLogis	46,227	2,159,725
Public Storage Inc.	15,781	1,068,689
Realty Income Corp.(2)	15,984	345,574
Reckson Associates Realty Corp.(2)	15,595	561,108
Regency Centers Corp.	12,939	762,754
Shurgard Storage Centers Inc. Class A	8,963	508,292
Simon Property Group Inc.(2)	32,858	2,517,909
SL Green Realty Corp.(2)	7,968	608,676
Thornburg Mortgage Inc.(2)	19,265	504,743
Trizec Properties Inc.	17,635	404,194
United Dominion Realty Trust Inc.	26,112	612,065
Ventas Inc.	19,694	630,602
Vornado Realty Trust	22,915	1,912,715
Weingarten Realty Investors	15,189	574,296

		41,269,644
RETAIL—6.02%
Abercrombie & Fitch Co. Class A	16,461	1,072,928
Advance Auto Parts Inc.(1)(2)	20,399	886,541
American Eagle Outfitters Inc.	22,765	523,140
AnnTaylor Stores Corp.(1)	13,965	482,072
Applebee’s International Inc.	14,615	330,153
AutoNation Inc.(1)	33,874	736,082
AutoZone Inc.(1)	10,787	989,707
Barnes & Noble Inc.(2)	9,161	390,900
Bebe Stores Inc.	3,589	50,354
Bed Bath & Beyond Inc.(1)	56,145	2,029,642
Best Buy Co. Inc.	77,161	3,354,960
BJ’s Wholesale Club Inc.(1)	13,220	390,783
Borders Group Inc.	12,981	281,298
Brinker International Inc.	16,909	653,702
CarMax Inc.(1)	19,967	552,687
CBRL Group Inc.	8,959	314,909
Cheesecake Factory (The)(1)(2)	14,927	558,121
Chico’s FAS Inc.(1)(2)	34,269	1,505,437
Circuit City Stores Inc.	35,799	808,699
Claire’s Stores Inc.	16,939	494,958
Copart Inc.(1)	12,743	293,854
Costco Wholesale Corp.	91,141	4,508,745
CVS Corp.	154,504	4,081,996
Darden Restaurants Inc.	29,850	1,160,568
Dick’s Sporting Goods Inc.(1)(2)	6,648	220,980
Dillard’s Inc. Class A(2)	12,779	317,175
Dollar General Corp.(2)	62,589	1,193,572
Dollar Tree Stores Inc.(1)	20,727	496,204
Family Dollar Stores Inc.(2)	29,604	733,883
Federated Department Stores Inc.	51,912	3,443,323
Foot Locker Inc.	29,852	704,209
Gap Inc. (The)	113,676	2,005,245
Home Depot Inc.	411,761	16,668,085
Kohl’s Corp.(1)	58,430	2,839,698
Limited Brands Inc.(2)	65,887	1,472,574
Lowe’s Companies Inc.	147,714	9,846,615
McDonald’s Corp.	241,744	8,151,608

Men’s Wearhouse Inc. (The)(1)	9,145	269,229
Michaels Stores Inc.	26,026	920,540
MSC Industrial Direct Co. Inc. Class A(2)	8,937	359,446
Nordstrom Inc.	41,852	1,565,265
Office Depot Inc.(1)	60,157	1,888,930
OfficeMax Inc.	13,398	339,773
O’Reilly Automotive Inc.(1)(2)	19,076	610,623
Outback Steakhouse Inc.(2)	12,075	502,441
Panera Bread Co. Class A(1)	5,166	339,303
Penney (J.C.) Co. Inc.	39,456	2,193,754
PETsMART Inc.(2)	27,356	701,955
RadioShack Corp.	25,676	539,966
Rite Aid Corp.(1)	98,923	344,252
Ross Stores Inc.	28,086	811,685
Saks Inc.(1)	23,617	398,183
Sears Holdings Corp.(1)	18,870	2,180,051
Sonic Corp.(1)(2)	11,483	338,749
Staples Inc.	140,475	3,190,187
Starbucks Corp.(1)	148,749	4,463,957
Target Corp.	168,920	9,285,532
Tiffany & Co.	27,530	1,054,124
TJX Companies Inc.	91,765	2,131,701
Urban Outfitters Inc.(1)(2)	20,577	520,804
Walgreen Co.	195,043	8,632,603
Wal-Mart Stores Inc.	480,458	22,485,434
Wendy’s International Inc.	21,899	1,210,139
Williams-Sonoma Inc.(1)(2)	21,992	948,955
Yum! Brands Inc.	55,280	2,591,526

		145,364,514
SAVINGS & LOANS—0.72%
Astoria Financial Corp.(2)	18,621	547,457
Capitol Federal Financial(2)	4,139	136,339
Downey Financial Corp.(2)	3,951	270,209
Golden West Financial Corp.(2)	48,398	3,194,268
Hudson City Bancorp Inc.	114,027	1,382,007
Independence Community Bank Corp.	15,981	634,925
New York Community Bancorp Inc.(2)	50,692	837,432
People’s Bank	11,338	352,158
Sovereign Bancorp Inc.	69,697	1,506,849
Washington Federal Inc.(2)	16,497	379,266
Washington Mutual Inc.	188,644	8,206,014

		17,446,924
SEMICONDUCTORS—3.11%
Advanced Micro Devices Inc.(1)	75,401	2,307,271
Agere Systems Inc.(1)	34,359	443,231
Altera Corp.(1)(2)	70,856	1,312,962
Analog Devices Inc.	70,595	2,532,243
Applied Materials Inc.	318,198	5,708,472
Broadcom Corp. Class A(1)	52,796	2,489,331
Cree Inc.(1)(2)	14,305	361,058
Freescale Semiconductor Inc. Class B(1)	76,718	1,930,992
Intel Corp.	1,177,549	29,391,623
International Rectifier Corp.(1)(2)	13,490	430,331
Intersil Corp. Class A	29,189	726,222
KLA-Tencor Corp.	37,596	1,854,611
Lam Research Corp.(1)	26,316	938,955
Linear Technology Corp.	58,412	2,106,921
LSI Logic Corp.(1)	73,747	589,976
Maxim Integrated Products Inc.	62,591	2,268,298
MEMC Electronic Materials Inc.(1)	26,450	586,397
Microchip Technology Inc.	39,720	1,276,998

Micron Technology Inc.(1)(2)	110,998	1,477,383
National Semiconductor Corp.	66,486	1,727,306
Novellus Systems Inc.(1)	24,417	588,938
NVIDIA Corp.(1)	32,467	1,186,994
QLogic Corp.(1)	15,353	499,126
Teradyne Inc.(1)	37,229	542,427
Texas Instruments Inc.	317,095	10,169,237
Xilinx Inc.	66,577	1,678,406

		75,125,709
SOFTWARE—3.98%
Activision Inc.(1)	45,622	626,846
Adobe Systems Inc.	113,112	4,180,619
Autodesk Inc.	43,423	1,865,018
Automatic Data Processing Inc.	111,273	5,106,318
Avid Technology Inc.(1)	7,868	430,852
BEA Systems Inc.(1)	75,087	705,818
BMC Software Inc.(1)	42,326	867,260
Cerner Corp.(1)	5,726	520,551
Certegy Inc.	10,791	437,683
Citrix Systems Inc.(1)	32,347	930,947
Computer Associates International Inc.(2)	88,688	2,500,115
Compuware Corp.(1)	73,621	660,380
Dun & Bradstreet Corp.(1)(2)	13,042	873,292
Electronic Arts Inc.(1)	58,730	3,072,166
Fair Isaac Corp.	12,811	565,862
First Data Corp.	148,522	6,387,931
Fiserv Inc.(1)	36,551	1,581,562
Global Payments Inc.	12,509	583,044
Hyperion Solutions Corp.(1)	11,577	414,670
IMS Health Inc.	43,134	1,074,899
Intuit Inc.(1)	29,825	1,589,673
Mercury Interactive Corp.(1)	16,467	457,618
Microsoft Corp.	1,766,368	46,190,523
NAVTEQ Corp.(1)(2)	17,123	751,186
Novell Inc.(1)	72,539	640,519
Oracle Corp.(1)	721,861	8,813,923
Pixar Inc.(1)	10,245	540,116
Red Hat Inc.(1)(2)	33,771	919,922
Salesforce.com Inc.(1)(2)	13,031	417,644
SEI Investments Co.	12,040	445,480
Siebel Systems Inc.	98,559	1,042,754
Sybase Inc.(1)(2)	17,022	372,101
Take-Two Interactive Software Inc.(1)(2)	13,287	235,180
Total System Services Inc.	7,061	139,737

		95,942,209
TELECOMMUNICATIONS—5.64%
ADC Telecommunications Inc.(1)	22,195	495,836
Alamosa Holdings Inc.(1)	25,376	472,247
Alltel Corp.	71,137	4,488,745
American Tower Corp. Class A(1)	76,075	2,061,633
Andrew Corp.(1)	30,916	331,729
AT&T Inc.	749,213	18,348,226
Avaya Inc.(1)	91,107	972,112
BellSouth Corp.	349,259	9,464,919
CenturyTel Inc.	25,087	831,885
Cisco Systems Inc.(1)	1,233,013	21,109,183
Citizens Communications Co.	65,048	795,537
Comverse Technology Inc.(1)	38,129	1,013,850
Corning Inc.(1)	290,676	5,714,690
Crown Castle International Corp.(1)	41,892	1,127,314
Harris Corp.	25,452	1,094,691

JDS Uniphase Corp.(1)	303,884	717,166
Juniper Networks Inc.(1)	104,001	2,319,222
Lucent Technologies Inc.(1)(2)	845,487	2,248,995
MCI Inc.	53,690	1,059,304
Motorola Inc.	467,795	10,567,489
Nextel Partners Inc. Class A(1)	29,079	812,467
NII Holdings Inc. Class B(1)	23,688	1,034,692
NTL Inc.(1)	14,207	967,213
PanAmSat Holding Corp.	9,566	234,367
QUALCOMM Inc.	311,598	13,423,642
Qwest Communications International Inc.(1)	288,232	1,628,511
Scientific-Atlanta Inc.	29,033	1,250,451
Sprint Nextel Corp.	531,150	12,407,664
Telephone & Data Systems Inc.(2)	20,769	748,307
Telewest Global Inc.(1)	46,810	1,115,014
Tellabs Inc.(1)	85,503	931,983
United States Cellular Corp.(1)	3,014	148,892
Verizon Communications Inc.	527,811	15,897,667
West Corp.(1)	3,994	168,347

		136,003,990
TEXTILES—0.08%
Cintas Corp.	26,773	1,102,512
Mohawk Industries Inc.(1)(2)	9,928	863,537

		1,966,049
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	29,973	604,855
Marvel Entertainment Inc.(1)(2)	12,791	209,517
Mattel Inc.(2)	78,423	1,240,652

		2,055,024
TRANSPORTATION—1.49%
Alexander & Baldwin Inc.(2)	8,353	453,067
Burlington Northern Santa Fe Corp.	71,832	5,087,142
CH Robinson Worldwide Inc.	32,628	1,208,215
CNF Inc.	10,003	559,068
CSX Corp.	41,343	2,098,984
Expeditors International Washington Inc.(2)	20,356	1,374,234
FedEx Corp.	57,628	5,958,159
Hunt (J.B.) Transport Services Inc.	22,358	506,185
Laidlaw International Inc.	19,191	445,807
Landstar System Inc.	11,445	477,714
Norfolk Southern Corp.	77,088	3,455,855
Overseas Shipholding Group Inc.	5,616	282,990
Ryder System Inc.	12,250	502,495
Swift Transportation Co. Inc.(1)	8,282	168,125
Union Pacific Corp.	50,165	4,038,784
United Parcel Service Inc. Class B	117,085	8,798,938
Yellow Roadway Corp.(1)	11,092	494,814

		35,910,576
WATER—0.03%
Aqua America Inc.(2)	24,355	664,891

		664,891

TOTAL COMMON STOCKS
(Cost: $2,374,798,220)		2,411,207,353

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.72%

CERTIFICATES OF DEPOSIT(3)—0.36%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$489,765	489,771
Credit Suisse First Boston NY
4.03%, 01/04/06	489,765	489,765
First Tennessee Bank
4.18%, 01/26/06	151,827	151,819
Fortis Bank NY
3.83%-3.84%, 01/25/06	1,469,296	1,469,298
Toronto-Dominion Bank
3.94%, 07/10/06	489,765	489,765
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	4,211,982	4,211,973
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	1,469,296	1,469,303

		8,771,694
COMMERCIAL PAPER(3)—1.79%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	2,987,569	2,972,879
Bryant Park Funding LLC
3.92%, 02/22/06	249,947	248,586
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	2,105,991	2,098,606
CC USA Inc.
4.23%, 04/21/06	293,859	290,130
Charta LLC
4.25%, 01/26/06	734,648	732,653
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	2,990,752	2,987,189
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	3,604,673	3,592,695
Dorada Finance Inc.
3.76%, 01/26/06	97,953	97,718
Ebury Finance Ltd.
4.30%, 01/30/06	1,371,343	1,366,920
Edison Asset Securitization LLC
4.37%, 05/08/06	489,765	482,334
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	813,010	811,675
Ford Credit Floorplan Motown
4.05%, 01/06/06	1,959,061	1,958,400
Galaxy Funding Inc.
4.23%, 04/18/06	281,125	277,657
Gemini Securitization Corp.
4.25%, 01/30/06	489,765	488,204
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	4,794,695	4,791,221
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	832,601	831,898
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	1,469,296	1,458,451
HSBC PLC
3.88%, 02/03/06	293,859	292,877
Jupiter Securitization Corp.
4.23%, 01/24/06	342,836	341,990
Liberty Street Funding Corp.
4.23%, 01/04/06	391,812	391,766

Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	1,214,618	1,213,128
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	1,028,507	1,026,311
Nordea North America Inc.
4.16%, 04/04/06	1,028,507	1,017,692
Prudential Funding LLC
4.27%, 01/17/06	1,959,061	1,955,808
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	979,531	974,743
Sedna Finance Inc.
3.92%, 02/21/06	244,883	243,576
Sigma Finance Inc.
4.16%, 04/06/06	587,718	581,402
Solitaire Funding Ltd.
4.24%, 01/23/06	2,403,083	2,397,422
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	262,691	262,660
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	3,121,980	3,121,237
Thunder Bay Funding Inc.
4.22%, 01/13/06	97,953	97,838
Ticonderoga Funding LLC
4.27%, 01/05/06	244,883	244,825
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	3,447,576	3,438,941

		43,089,432
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	489,765	489,765

		489,765
MEDIUM-TERM NOTES(3)—0.14%
Dorada Finance Inc.
3.93%, 07/07/06	303,655	303,639
K2 USA LLC
3.94%, 07/07/06	587,718	587,704
Marshall & Ilsley Bank
5.18%, 12/15/06	979,531	982,726
Toronto-Dominion Bank
3.81%, 06/20/06	1,224,413	1,224,468
US Bank N.A.
2.85%, 11/15/06	195,906	192,785

		3,291,322
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	1,776,990	1,776,990

		1,776,990
REPURCHASE AGREEMENTS(3)—0.85%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $4,900,031 and an effective yield of 4.37%.(6)	$4,897,653	4,897,653
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $392,000 and an effective yield of 4.32%.(6)	391,812	391,812

Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $7,840,024 and an effective yield of 4.34%.(7)	7,836,245	7,836,245
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $7,350,014 and an effective yield of 4.33%.(7)	7,346,480	7,346,480

		20,472,190
TIME DEPOSITS(3)—0.33%
UBS AG
4.06%, 01/03/06	5,877,184	5,877,184
Wells Fargo Bank N.A.
4.00%, 01/03/06	2,029,401	2,029,401

		7,906,585
VARIABLE & FLOATING RATE NOTES(3)—4.16%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	3,443,050	3,443,891
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	3,771,193	3,771,175
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	1,616,226	1,616,225
American Express Credit Corp.
4.39%, 11/06/07	293,859	294,155
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	3,183,475	3,184,808
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	636,695	636,695
Bank of America N.A.
4.31%, 08/10/06	4,897,653	4,897,653
Bank of Ireland
4.34%, 12/20/06(8)	979,531	979,531
Bank of Nova Scotia
4.22%, 01/03/06	391,812	391,812
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	2,439,031	2,438,935
BMW US Capital LLC
4.34%, 12/15/06(8)	979,531	979,531
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	2,634,938	2,634,879
Commodore CDO Ltd.
4.56%, 06/13/06(8)	244,883	244,883
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	3,428,358	3,428,358
DEPFA Bank PLC
4.50%, 12/15/06	979,531	979,531
Descartes Funding Trust
4.37%, 11/15/06(8)	440,789	440,789
Dexia Credit Local
4.33%, 08/30/06	489,765	489,701
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	1,557,454	1,557,483
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	979,531	979,531
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	979,531	979,528
Fifth Third Bancorp.
4.35%, 11/22/06(8)	1,959,061	1,959,061

Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	685,671	685,672
General Electric Capital Corp.
4.44%, 01/09/07	440,789	441,145
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	734,648	734,648
Hartford Life Global Funding Trusts
4.36%, 02/17/07	979,531	979,531
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	2,938,592	2,938,593
Holmes Financing PLC
4.33%, 12/15/06(8)	2,693,709	2,693,709
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	832,601	832,794
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	2,840,639	2,840,528
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	1,027,018	1,027,019
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	3,330,404	3,330,512
Lothian Mortgages PLC
4.37%, 01/24/06(8)	489,765	489,765
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	1,518,273	1,518,428
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	2,928,797	2,930,378
Mound Financing PLC
4.30%, 11/08/06(8)	1,959,061	1,959,061
Natexis Banques Populaires
4.35%, 01/12/07(8)	734,648	734,648
National City Bank (Ohio)
4.26%, 01/06/06	489,765	489,764
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	3,624,264	3,624,390
Nordea Bank AB
4.34%, 12/11/06(8)	1,714,179	1,714,179
Nordea Bank PLC
4.23%, 10/02/06	587,718	587,616
Northern Rock PLC
4.32%, 11/03/06(8)	1,175,437	1,175,477
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	2,664,323	2,664,324
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	2,448,827	2,448,827
Principal Life Income Funding Trusts
4.29%, 05/10/06	734,648	734,659
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	1,469,296	1,469,132
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	832,601	832,597
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	2,066,810	2,066,785
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	979,531	979,531
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	1,518,273	1,518,206
Strips III LLC
4.43%, 07/24/06(8)(9)	264,194	264,194
SunTrust Bank
4.19%, 04/28/06	1,469,296	1,469,296
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	2,184,353	2,184,204
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	2,154,967	2,154,962

Unicredito Italiano SpA
4.43%, 06/14/06	1,273,390	1,273,189
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	979,531	979,531
US Bank N.A.
4.31%, 09/29/06	440,789	440,704
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	3,183,475	3,183,475
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	2,021,137	2,021,137
Wells Fargo & Co.
4.36%, 09/15/06(8)	489,765	489,798
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	1,077,484	1,077,413
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	2,008,038	2,008,023
Winston Funding Ltd.
4.26%, 01/23/06(8)	699,385	699,385
World Savings Bank
4.29%, 03/09/06	1,469,296	1,469,282

		100,484,666

TOTAL SHORT-TERM INVESTMENTS
(Cost: $186,282,644)		186,282,644

TOTAL INVESTMENTS IN SECURITIES—107.65%
(Cost: $2,561,080,864)		2,597,489,997
Other Assets, Less Liabilities—(7.65)%		(184,564,141)

NET ASSETS—100.00%		$2,412,925,856

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.47%
Clear Channel Outdoor Holdings Inc. Class A(1)	19,364	$388,248
Donnelley (R.H.) Corp.(1)(2)	22,263	1,371,846
Getty Images Inc.(1)(2)	40,955	3,656,053
Harte-Hanks Inc.	47,584	1,255,742
Interpublic Group of Companies Inc.(1)(2)	309,842	2,989,975
Lamar Advertising Co.(1)(2)	58,805	2,713,263
Omnicom Group Inc.	154,268	13,132,835

		25,507,962
AEROSPACE & DEFENSE—2.54%
Alliant Techsystems Inc.(1)	22,269	1,696,230
Boeing Co. (The)	695,169	48,828,671
Goodrich (B.F.) Co.(2)	101,403	4,167,663
L-3 Communications Holdings Inc.	58,186	4,326,129
Lockheed Martin Corp.	310,764	19,773,913
Raytheon Co.	84,451	3,390,708
Rockwell Collins Inc.	149,825	6,962,368
United Technologies Corp.	861,170	48,148,015

		137,293,697
AGRICULTURE—1.28%
Altria Group Inc.	703,868	52,593,017
Monsanto Co.	177,102	13,730,718
UST Inc.(2)	73,300	2,992,839

		69,316,574
AIRLINES—0.20%
AMR Corp.(1)(2)	150,944	3,355,485
JetBlue Airways Corp.(1)(2)	118,185	1,817,685
Southwest Airlines Co.	325,408	5,346,453

		10,519,623
APPAREL—0.53%
Coach Inc.(1)(2)	317,239	10,576,748
Columbia Sportswear Co.(1)(2)	2,898	138,322
Nike Inc. Class B	157,911	13,705,096
Polo Ralph Lauren Corp.	11,146	625,736
Quiksilver Inc.(1)(2)	99,474	1,376,720
Reebok International Ltd.	10,280	598,604
Timberland Co. Class A(1)(2)	44,216	1,439,231

		28,460,457
AUTO MANUFACTURERS—0.24%
Navistar International Corp.(1)(2)	52,267	1,495,882
Oshkosh Truck Corp.	61,087	2,723,869
PACCAR Inc.	127,543	8,829,802

		13,049,553

AUTO PARTS & EQUIPMENT—0.09%
Autoliv Inc.	12,287	558,076
BorgWarner Inc.	14,394	872,708
Goodyear Tire & Rubber Co. (The)(1)	63,200	1,098,416
Johnson Controls Inc.	30,424	2,218,214

		4,747,414
BANKS—0.71%
Bank of Hawaii Corp.	5,053	260,432
Commerce Bancorp Inc.(2)	129,117	4,442,916
Cullen/Frost Bankers Inc.	3,314	177,896
East West Bancorp Inc.	47,292	1,725,685
Fifth Third Bancorp	27,987	1,055,670
Investors Financial Services Corp.(2)	56,227	2,070,840
Mellon Financial Corp.	26,409	904,508
Northern Trust Corp.(2)	93,097	4,824,287
State Street Corp.	81,314	4,508,048
Synovus Financial Corp.	261,714	7,068,895
TCF Financial Corp.(2)	81,868	2,221,898
Wells Fargo & Co.	143,367	9,007,749

		38,268,824
BEVERAGES—2.77%
Anheuser-Busch Companies Inc.	403,637	17,340,246
Brown-Forman Corp. Class B(2)	43,550	3,018,886
Coca-Cola Co. (The)	1,091,588	44,001,912
Constellation Brands Inc.(1)	40,426	1,060,374
Pepsi Bottling Group Inc.	29,045	830,977
PepsiCo Inc.	1,408,770	83,230,132

		149,482,527
BIOTECHNOLOGY—3.17%
Affymetrix Inc.(1)(2)	55,808	2,664,832
Amgen Inc.(1)	1,041,067	82,098,544
Biogen Idec Inc.(1)	130,720	5,925,538
Celgene Corp.(1)(2)	140,315	9,092,412
Charles River Laboratories International Inc.(1)	28,193	1,194,537
Chiron Corp.(1)	85,223	3,789,015
Genentech Inc.(1)(2)	390,168	36,090,540
Genzyme Corp.(1)	212,236	15,022,064
Invitrogen Corp.(1)(2)	20,396	1,359,189
MedImmune Inc.(1)	208,346	7,296,277
Millennium Pharmaceuticals Inc.(1)(2)	130,134	1,262,300
Millipore Corp.(1)(2)	42,032	2,775,793
Protein Design Labs Inc.(1)	95,025	2,700,610

		171,271,651
BUILDING MATERIALS—0.43%
American Standard Companies Inc.(2)	157,418	6,288,849
Florida Rock Industries Inc.(2)	39,397	1,932,817
Martin Marietta Materials Inc.(2)	32,582	2,499,691
Masco Corp.	290,313	8,764,549
Vulcan Materials Co.(2)	56,955	3,858,701

		23,344,607
CHEMICALS—1.25%
Air Products & Chemicals Inc.	19,779	1,170,719
Airgas Inc.	2,881	94,785
Cabot Corp.	3,862	138,260
Chemtura Corp.	71,578	909,041
Dow Chemical Co. (The)	763,393	33,451,881
Du Pont (E.I.) de Nemours and Co.	129,142	5,488,535
Ecolab Inc.(2)	154,009	5,585,906

International Flavors & Fragrances Inc.	79,259	2,655,176
Praxair Inc.(2)	238,117	12,610,676
Rohm & Haas Co.	9,920	480,326
Sherwin-Williams Co. (The)	97,694	4,437,261
Sigma-Aldrich Corp.	5,421	343,095

		67,365,661
COAL—0.31%
Arch Coal Inc.(2)	18,793	1,494,043
CONSOL Energy Inc.	53,615	3,494,626
Massey Energy Co.	64,567	2,445,152
Peabody Energy Corp.	109,966	9,063,398

		16,497,219
COMMERCIAL SERVICES—1.58%
Alliance Data Systems Corp.(1)(2)	70,155	2,497,518
Apollo Group Inc. Class A(1)	120,703	7,297,703
ARAMARK Corp. Class B(2)	60,347	1,676,440
Block (H & R) Inc.	277,944	6,823,525
Career Education Corp.(1)	86,444	2,914,892
CCE Spinco Inc.(1)(2)	19,078	249,924
Cendant Corp.	86,833	1,497,869
ChoicePoint Inc.(1)	75,908	3,378,665
Corporate Executive Board Co. (The)(2)	34,825	3,123,802
Education Management Corp.(1)(2)	62,555	2,096,218
Equifax Inc.	81,573	3,101,405
Hewitt Associates Inc. Class A(1)	18,340	513,703
Interactive Data Corp.	14,759	335,177
Iron Mountain Inc.(1)(2)	92,103	3,888,589
ITT Educational Services Inc.(1)	38,877	2,298,019
Laureate Education Inc.(1)(2)	37,563	1,972,433
Manpower Inc.	20,275	942,787
McKesson Corp.(2)	99,673	5,142,130
Moody’s Corp.	211,886	13,014,038
Paychex Inc.	279,220	10,643,866
Pharmaceutical Product Development Inc.	40,684	2,520,374
Rent-A-Center Inc.(1)	39,913	752,759
Robert Half International Inc.(2)	144,253	5,465,746
ServiceMaster Co. (The)(2)	149,778	1,789,847
Weight Watchers International Inc.(1)(2)	32,522	1,607,562

		85,544,991
COMPUTERS—5.39%
Affiliated Computer Services Inc. Class A(1)	64,913	3,841,551
Apple Computer Inc.(1)	693,157	49,831,057
BISYS Group Inc. (The)(1)	43,374	607,670
CACI International Inc. Class A(1)	25,184	1,445,058
Cadence Design Systems Inc.(1)(2)	107,261	1,814,856
Ceridian Corp.(1)	60,666	1,507,550
Cognizant Technology Solutions Corp.(1)	113,877	5,733,707
Dell Inc.(1)	2,068,705	62,040,463
Diebold Inc.(2)	54,514	2,071,532
DST Systems Inc.(1)(2)	53,343	3,195,779
Electronic Data Systems Corp.	100,440	2,414,578
EMC Corp.(1)	2,021,384	27,531,250
International Business Machines Corp.	1,149,594	94,496,627
Lexmark International Inc.(1)	97,628	4,376,663
National Instruments Corp.(2)	46,401	1,487,152
NCR Corp.(1)	39,059	1,325,662
Network Appliance Inc.(1)(2)	308,056	8,317,512
Reynolds & Reynolds Co. (The) Class A	5,662	158,932
SanDisk Corp.(1)(2)	115,463	7,253,386
SRA International Inc. Class A(1)	24,802	757,453

Sun Microsystems Inc.(1)	1,689,963	7,080,945
Synopsys Inc.(1)	20,407	409,364
Western Digital Corp.(1)(2)	179,349	3,337,685

		291,036,432
COSMETICS & PERSONAL CARE—3.66%
Alberto-Culver Co.	17,438	797,788
Avon Products Inc.(2)	397,031	11,335,235
Colgate-Palmolive Co.	320,857	17,599,006
Estee Lauder Companies Inc. Class A(2)	114,550	3,835,134
Procter & Gamble Co.	2,833,383	163,996,208

		197,563,371
DISTRIBUTION & WHOLESALE—0.21%
CDW Corp.(2)	52,278	3,009,644
Fastenal Co.	105,057	4,117,184
Grainger (W.W.) Inc.	12,021	854,693
Ingram Micro Inc. Class A(1)	54,465	1,085,487
SCP Pool Corp.(2)	44,291	1,648,511
Tech Data Corp.(1)	15,107	599,446

		11,314,965
DIVERSIFIED FINANCIAL SERVICES—3.11%
Affiliated Managers Group Inc.(1)	28,188	2,262,087
American Express Co.	920,272	47,357,197
AmeriCredit Corp.(1)(2)	49,280	1,263,046
Ameriprise Financial Inc.	183,995	7,543,795
Ameritrade Holding Corp.(1)(2)	76,694	1,840,656
BlackRock Inc.	16,679	1,809,338
Capital One Financial Corp.	71,115	6,144,336
CapitalSource Inc.(2)	47,139	1,055,914
CBOT Holdings Inc. Class A(1)	577	54,100
Chicago Mercantile Exchange Holdings Inc.	28,819	10,590,694
Countrywide Financial Corp.	40,532	1,385,789
Eaton Vance Corp.(2)	112,079	3,066,481
Federated Investors Inc. Class B	64,849	2,402,007
First Marblehead Corp. (The)(2)	21,877	718,878
Franklin Resources Inc.	135,897	12,775,677
Goldman Sachs Group Inc. (The)	46,401	5,925,872
IndyMac Bancorp Inc.	27,690	1,080,464
Legg Mason Inc.	95,915	11,480,066
Morgan Stanley	90,299	5,123,565
Nelnet Inc. Class A(1)(2)	14,689	597,549
Nuveen Investments Inc. Class A	43,577	1,857,252
Rowe (T.) Price Group Inc.	109,492	7,886,709
Schwab (Charles) Corp. (The)(2)	884,765	12,979,503
SLM Corp.	352,942	19,443,575
Student Loan Corp.	3,363	703,640
Westcorp Inc.	8,202	546,335

		167,894,525
ELECTRIC—0.54%
AES Corp. (The)(1)(2)	549,250	8,694,627
TXU Corp.	403,269	20,240,071

		28,934,698
ELECTRICAL COMPONENTS & EQUIPMENT—0.58%
American Power Conversion Corp.(2)	140,234	3,085,148
AMETEK Inc.(2)	58,620	2,493,695
Emerson Electric Co.	293,766	21,944,320
Energizer Holdings Inc.(1)(2)	45,111	2,246,077
Hubbell Inc. Class B	3,257	146,956
Molex Inc.	59,234	1,537,122

		31,453,318

ELECTRONICS—0.82%
Agilent Technologies Inc.(1)	349,151	11,623,237
Amphenol Corp. Class A(2)	74,201	3,284,136
Avnet Inc.(1)	37,406	895,500
AVX Corp.(2)	9,845	142,556
Dolby Laboratories Inc. Class A(1)	23,422	399,345
Fisher Scientific International Inc.(1)	53,210	3,291,571
FLIR Systems Inc.(1)(2)	51,469	1,149,303
Gentex Corp.(2)	131,276	2,559,882
Jabil Circuit Inc.(1)	137,509	5,100,209
Mettler Toledo International Inc.(1)	27,670	1,527,384
PerkinElmer Inc.	57,150	1,346,454
Sanmina-SCI Corp.(1)	222,604	948,293
Solectron Corp.(1)	364,248	1,333,148
Symbol Technologies Inc.	173,746	2,227,424
Tektronix Inc.	17,220	485,776
Thermo Electron Corp.(1)	49,580	1,493,845
Thomas & Betts Corp.(1)	22,729	953,709
Trimble Navigation Ltd.(1)(2)	44,382	1,575,117
Vishay Intertechnology Inc.(1)	40,882	562,536
Waters Corp.(1)	93,681	3,541,142

		44,440,567
ENGINEERING & CONSTRUCTION—0.15%
Fluor Corp.	72,842	5,627,773
Jacobs Engineering Group Inc.(1)(2)	38,742	2,629,420

		8,257,193
ENTERTAINMENT—0.32%
DreamWorks Animation SKG Inc. Class A(1)	33,965	834,180
GTECH Holdings Corp.	105,393	3,345,174
International Game Technology Inc.(2)	289,070	8,897,575
International Speedway Corp. Class A	3,355	160,704
Penn National Gaming Inc.(1)	57,072	1,880,522
Regal Entertainment Group Class A(2)	37,201	707,563
Scientific Games Corp. Class A(1)(2)	50,584	1,379,932

		17,205,650
ENVIRONMENTAL CONTROL—0.15%
Allied Waste Industries Inc.(1)(2)	56,347	492,473
Nalco Holding Co.(1)	69,939	1,238,620
Stericycle Inc.(1)(2)	37,191	2,189,806
Waste Management Inc.	130,941	3,974,059

		7,894,958
FOOD—1.20%
Campbell Soup Co.	97,516	2,903,051
General Mills Inc.	13,049	643,577
Heinz (H.J.) Co.	157,806	5,321,218
Hershey Co. (The)	132,888	7,342,062
Kellogg Co.	142,630	6,164,469
McCormick & Co. Inc. NVS(2)	76,962	2,379,665
Sara Lee Corp.	248,331	4,693,456
Sysco Corp.	532,558	16,535,926
Whole Foods Market Inc.(2)	115,822	8,963,465
Wrigley (William Jr.) Co.	147,315	9,794,974

		64,741,863
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	37,085	3,224,912
Stanley Works (The)	45,252	2,173,906

		5,398,818

HEALTH CARE-PRODUCTS—6.95%
Advanced Medical Optics Inc.(1)	54,783	2,289,929
Bard (C.R.) Inc.	88,400	5,827,328
Bausch & Lomb Inc.(2)	39,771	2,700,451
Baxter International Inc.	522,200	19,660,830
Beckman Coulter Inc.	52,026	2,960,279
Becton, Dickinson & Co.	212,434	12,763,035
Biomet Inc.(2)	211,811	7,745,928
Boston Scientific Corp.(1)	555,111	13,594,668
Cooper Companies Inc.(2)	29,562	1,516,531
Cytyc Corp.(1)(2)	95,940	2,708,386
Dade Behring Holdings Inc.	74,481	3,045,528
DENTSPLY International Inc.(2)	67,623	3,630,679
Edwards Lifesciences Corp.(1)(2)	50,115	2,085,285
Gen-Probe Inc.(1)(2)	42,587	2,077,820
Guidant Corp.	273,410	17,703,297
Henry Schein Inc.(1)(2)	72,972	3,184,498
Hillenbrand Industries Inc.	15,630	772,278
IDEXX Laboratories Inc.(1)(2)	27,444	1,975,419
INAMED Corp.(1)	30,412	2,666,524
Johnson & Johnson	2,501,586	150,345,319
Kinetic Concepts Inc.(1)(2)	40,453	1,608,411
Medtronic Inc.	1,017,543	58,579,951
Patterson Companies Inc.(1)(2)	115,449	3,855,997
ResMed Inc.(1)(2)	58,763	2,251,211
Respironics Inc.(1)	60,237	2,232,986
St. Jude Medical Inc.(1)	304,796	15,300,759
Stryker Corp.	246,551	10,954,261
TECHNE Corp.(1)(2)	32,341	1,815,947
Varian Medical Systems Inc.(1)(2)	111,119	5,593,730
Zimmer Holdings Inc.(1)	207,759	14,011,267

		375,458,532
HEALTH CARE-SERVICES—3.49%
Aetna Inc.	195,475	18,435,247
AMERIGROUP Corp.(1)(2)	43,024	837,247
Community Health Systems Inc.(1)	60,762	2,329,615
Covance Inc.(1)(2)	53,045	2,575,335
Coventry Health Care Inc.(1)	135,450	7,715,232
DaVita Inc.(1)	84,203	4,264,040
HCA Inc.(2)	371,140	18,742,570
Health Management Associates Inc. Class A	186,468	4,094,837
Health Net Inc.(1)	55,966	2,885,047
Humana Inc.(1)	102,488	5,568,173
Laboratory Corp. of America Holdings(1)(2)	113,199	6,095,766
LifePoint Hospitals Inc.(1)(2)	46,106	1,728,975
Lincare Holdings Inc.(1)	77,323	3,240,607
Manor Care Inc.(2)	66,354	2,638,899
Quest Diagnostics Inc.(2)	134,932	6,946,299
Renal Care Group Inc.(1)	57,233	2,707,693
Sierra Health Services Inc.(1)	17,309	1,384,028
Tenet Healthcare Corp.(1)	57,509	440,519
Triad Hospitals Inc.(1)	26,659	1,045,833
UnitedHealth Group Inc.	1,145,823	71,201,447
Universal Health Services Inc. Class B	26,887	1,256,698
WellPoint Inc.(1)	279,506	22,301,823

		188,435,930
HOME BUILDERS—0.56%
Beazer Homes USA Inc.(2)	14,777	1,076,357
Centex Corp.(2)	56,310	4,025,602

Horton (D.R.) Inc.	166,572	5,951,618
Hovnanian Enterprises Inc. Class A(1)(2)	28,216	1,400,642
KB Home	56,560	4,109,650
Lennar Corp. Class A(2)	64,952	3,963,371
M.D.C. Holdings Inc.	16,845	1,044,053
NVR Inc.(1)(2)	4,532	3,181,464
Ryland Group Inc.(2)	31,422	2,266,469
Standard Pacific Corp.	7,237	266,322
Toll Brothers Inc.(1)(2)	89,295	3,093,179

		30,378,727
HOME FURNISHINGS—0.11%
Harman International Industries Inc.	56,661	5,544,279
Tempur-Pedic International Inc.(1)(2)	36,375	418,313

		5,962,592
HOUSEHOLD PRODUCTS & WARES—0.50%
ACCO Brands Corp.(1)	33,978	832,461
Avery Dennison Corp.(2)	63,386	3,503,344
Church & Dwight Co. Inc.(2)	53,560	1,769,087
Fortune Brands Inc.	122,297	9,541,612
Kimberly-Clark Corp.	181,515	10,827,370
Scotts Miracle-Gro Co. (The) Class A	5,838	264,111
Spectrum Brands Inc.(1)(2)	22,327	453,461

		27,191,446
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	41,685	991,269
Toro Co.(2)	36,397	1,593,097

		2,584,366
INSURANCE—1.62%
AFLAC Inc.	335,960	15,595,263
Ambac Financial Group Inc.	20,143	1,552,220
American International Group Inc.	573,333	39,118,511
Berkley (W.R.) Corp.	16,961	807,683
Brown & Brown Inc.(2)	92,053	2,811,299
Erie Indemnity Co. Class A	7,101	377,773
Gallagher (Arthur J.) & Co.(2)	64,489	1,991,420
Hanover Insurance Group Inc. (The)	3,138	131,074
HCC Insurance Holdings Inc.(2)	45,371	1,346,611
Markel Corp.(1)(2)	3,622	1,148,355
MBIA Inc.	6,990	420,518
Philadelphia Consolidated Holding Corp.(1)(2)	12,006	1,160,860
Progressive Corp. (The)(2)	152,523	17,811,636
Prudential Financial Inc.	29,649	2,170,010
Transatlantic Holdings Inc.	1,615	108,528
Unitrin Inc.(2)	19,597	882,845

		87,434,606
INTERNET—3.42%
Akamai Technologies Inc.(1)(2)	113,625	2,264,546
Amazon.com Inc.(1)	256,829	12,109,487
CheckFree Corp.(1)(2)	59,089	2,712,185
eBay Inc.(1)	916,379	39,633,392
Emdeon Corp.(1)	185,873	1,572,486
Expedia Inc.(1)(2)	83,034	1,989,495
F5 Networks Inc.(1)(2)	31,608	1,807,662
Google Inc. Class A(1)	138,685	57,534,859
IAC/InterActiveCorp(1)(2)	83,034	2,350,693
McAfee Inc.(1)(2)	136,899	3,714,070
Monster Worldwide Inc.(1)(2)	86,867	3,545,911
Symantec Corp.(1)	607,764	10,635,870

VeriSign Inc.(1)	222,509	4,877,397
Yahoo! Inc.(1)	1,018,555	39,906,985

		184,655,038
IRON & STEEL—0.05%
Allegheny Technologies Inc.	81,192	2,929,407

		2,929,407
LEISURE TIME—0.31%
Brunswick Corp.(2)	60,904	2,476,357
Harley-Davidson Inc.(2)	239,476	12,330,619
Polaris Industries Inc.(2)	35,865	1,800,423

		16,607,399
LODGING—0.82%
Boyd Gaming Corp.	35,528	1,693,264
Choice Hotels International Inc.(2)	25,737	1,074,777
Harrah’s Entertainment Inc.	95,905	6,837,067
Hilton Hotels Corp.	321,237	7,745,024
Las Vegas Sands Corp.(1)(2)	19,891	785,098
Marriott International Inc. Class A(2)	147,875	9,903,189
MGM Mirage(1)	101,665	3,728,056
Starwood Hotels & Resorts Worldwide Inc.	111,813	7,140,378
Station Casinos Inc.(2)	46,832	3,175,210
Wynn Resorts Ltd.(1)(2)	40,228	2,206,506

		44,288,569
MACHINERY—1.04%
Caterpillar Inc.	574,919	33,213,071
Cummins Inc.(2)	21,759	1,952,435
Deere & Co.	21,184	1,442,842
Graco Inc.	58,236	2,124,449
IDEX Corp.(2)	34,289	1,409,621
Joy Global Inc.	101,273	4,050,920
Rockwell Automation Inc.(2)	154,699	9,151,993
Zebra Technologies Corp. Class A(1)(2)	60,501	2,592,468

		55,937,799
MANUFACTURING—6.44%
Brink’s Co. (The)	35,205	1,686,672
Carlisle Companies Inc.(2)	13,566	938,089
Danaher Corp.(2)	198,469	11,070,601
Donaldson Co. Inc.(2)	62,550	1,989,090
Dover Corp.	114,833	4,649,588
Eaton Corp.	35,620	2,389,746
General Electric Co.	6,763,302	237,053,735
Harsco Corp.	30,696	2,072,287
Illinois Tool Works Inc.	197,603	17,387,088
ITT Industries Inc.	71,080	7,308,446
Leggett & Platt Inc.(2)	44,137	1,013,386
Pall Corp.	9,183	246,655
Parker Hannifin Corp.	43,878	2,894,193
Pentair Inc.(2)	71,986	2,484,957
Roper Industries Inc.	61,613	2,434,330
Textron Inc.	23,398	1,801,178
3M Co.	647,422	50,175,204

		347,595,245
MEDIA—2.47%
Cablevision Systems Corp.(1)(2)	168,129	3,945,988
CKX Inc.(1)	18,278	237,614
Clear Channel Communications Inc.	152,625	4,800,056
Comcast Corp. Class A(1)	810,859	21,049,900

Dex Media Inc.	126,530	3,427,698
DIRECTV Group Inc. (The)(1)(2)	539,230	7,613,928
Discovery Holding Co. Class A(1)(2)	86,458	1,309,839
Dow Jones & Co. Inc.(2)	44,465	1,578,063
EchoStar Communications Corp.(1)	193,521	5,257,966
Liberty Global Inc. Class A(1)	169,000	3,802,500
Liberty Media Corp. Class A(1)	859,813	6,766,728
McGraw-Hill Companies Inc. (The)	315,138	16,270,575
Meredith Corp.	35,898	1,878,901
News Corp. Class A	788,136	12,255,515
Scripps (E.W.) Co. Class A	68,572	3,292,827
Sirius Satellite Radio Inc.(1)(2)	1,113,509	7,460,510
Time Warner Inc.	208,400	3,634,496
Univision Communications Inc. Class A(1)	93,206	2,739,324
Viacom Inc. Class B	215,503	7,025,398
Walt Disney Co. (The)	388,391	9,309,732
Washington Post Co. (The) Class B(2)	4,034	3,086,010
Westwood One Inc.	11,624	189,471
Wiley (John) & Sons Inc. Class A	39,108	1,526,776
XM Satellite Radio Holdings Inc. Class A(1)(2)	178,165	4,860,341

		133,320,156
METAL FABRICATE & HARDWARE—0.06%
Precision Castparts Corp.	37,488	1,942,253
Timken Co. (The)(2)	33,496	1,072,542

		3,014,795
MINING—0.29%
Freeport-McMoRan Copper & Gold Inc.(2)	151,078	8,127,996
Phelps Dodge Corp.	43,578	6,269,567
Southern Copper Corp.	21,794	1,459,762

		15,857,325
OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.(2)	101,597	4,292,473

		4,292,473
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.(2)	59,256	1,670,427
HNI Corp.(2)	46,323	2,544,522
Steelcase Inc. Class A	24,722	391,349

		4,606,298
OIL & GAS—1.63%
Chesapeake Energy Corp.(2)	118,462	3,758,799
Denbury Resources Inc.(1)(2)	95,375	2,172,643
Diamond Offshore Drilling Inc.(2)	49,194	3,421,935
ENSCO International Inc.	91,321	4,050,086
EOG Resources Inc.	201,272	14,767,327
Helmerich & Payne Inc.	28,287	1,751,248
Murphy Oil Corp.(2)	138,693	7,488,035
Newfield Exploration Co.(1)(2)	77,293	3,870,061
Noble Energy Inc.	18,520	746,356
Patterson-UTI Energy Inc.	142,655	4,700,482
Pioneer Natural Resources Co.	5,891	302,032
Plains Exploration & Production Co.(1)	65,035	2,583,841
Pride International Inc.(1)	71,181	2,188,816
Quicksilver Resources Inc.(1)	47,313	1,987,619
Range Resources Corp.(2)	108,982	2,870,586
Rowan Companies Inc.	53,552	1,908,593
Southwestern Energy Co.(1)	140,220	5,039,507
Sunoco Inc.(2)	90,889	7,123,880
Tesoro Corp.	32,195	1,981,602

Unit Corp.(1)	36,607	2,014,483
XTO Energy Inc.(2)	303,643	13,342,073

		88,070,004
OIL & GAS SERVICES—1.37%
Baker Hughes Inc.(2)	285,020	17,323,516
BJ Services Co.(2)	272,426	9,989,861
Cooper Cameron Corp.(1)(2)	75,241	3,114,977
Dresser-Rand Group Inc.(1)	19,329	467,375
FMC Technologies Inc.(1)(2)	58,209	2,498,330
Grant Prideco Inc.(1)	104,690	4,618,923
Halliburton Co.	375,263	23,251,295
National Oilwell Varco Inc.(1)(2)	84,236	5,281,597
Smith International Inc.(2)	178,646	6,629,553
Tidewater Inc.	18,670	830,068

		74,005,495
PACKAGING & CONTAINERS—0.09%
Ball Corp.	12,412	493,005
Crown Holdings Inc.(1)	139,889	2,732,032
Pactiv Corp.(1)	13,822	304,084
Sealed Air Corp.(1)	24,604	1,382,007

		4,911,128
PHARMACEUTICALS—5.53%
Abbott Laboratories	1,141,480	45,008,556
Allergan Inc.(2)	109,728	11,846,235
American Pharmaceutical Partners Inc.(1)	17,226	668,197
Barr Pharmaceuticals Inc.(1)	86,897	5,412,814
Bristol-Myers Squibb Co.	665,838	15,300,957
Cardinal Health Inc.	233,823	16,075,331
Caremark Rx Inc.(1)	341,552	17,688,978
Cephalon Inc.(1)(2)	48,854	3,162,808
Endo Pharmaceuticals Holdings Inc.(1)	42,943	1,299,455
Express Scripts Inc.(1)	104,559	8,762,044
Forest Laboratories Inc.(1)	295,604	12,025,171
Gilead Sciences Inc.(1)	380,096	20,004,452
Hospira Inc.(1)	64,178	2,745,535
ImClone Systems Inc.(1)(2)	58,226	1,993,658
IVAX Corp.(1)	156,388	4,899,636
Kos Pharmaceuticals Inc.(1)(2)	12,926	668,662
Lilly (Eli) & Co.	770,200	43,585,618
Medco Health Solutions Inc.(1)(2)	182,016	10,156,493
Merck & Co. Inc.	428,137	13,619,038
Mylan Laboratories Inc.	52,377	1,045,445
Omnicare Inc.	31,550	1,805,291
OSI Pharmaceuticals Inc.(1)(2)	46,644	1,307,898
Schering-Plough Corp.	1,240,945	25,873,703
Sepracor Inc.(1)(2)	88,119	4,546,940
Valeant Pharmaceuticals International	78,051	1,411,162
VCA Antech Inc.(1)(2)	69,420	1,957,644
Wyeth	560,762	25,834,305

		298,706,026
PIPELINES—0.38%
Equitable Resources Inc.(2)	92,345	3,388,138
Kinder Morgan Inc.	74,723	6,870,780
Questar Corp.(2)	17,064	1,291,745
Western Gas Resources Inc.(2)	44,287	2,085,475
Williams Companies Inc.	285,155	6,607,041

		20,243,179

REAL ESTATE—0.16%
CB Richard Ellis Group Inc. Class A(1)(2)	42,201	2,483,529
Forest City Enterprises Inc. Class A(2)	55,480	2,104,356
St. Joe Co. (The)(2)	63,972	4,300,198

		8,888,083
REAL ESTATE INVESTMENT TRUSTS—0.40%
CenterPoint Properties Trust	4,094	202,571
Federal Realty Investment Trust	17,034	1,033,112
General Growth Properties Inc.	74,353	3,493,847
Global Signal Inc.	12,684	547,441
KKR Financial Corp.	3,993	95,792
Macerich Co. (The)	15,045	1,010,121
Mills Corp.	47,134	1,976,800
New Century Financial Corp.(2)	20,616	743,619
ProLogis	17,801	831,663
Public Storage Inc.(2)	54,590	3,696,835
Simon Property Group Inc.(2)	52,586	4,029,665
SL Green Realty Corp.(2)	3,160	241,392
United Dominion Realty Trust Inc.(2)	48,443	1,135,504
Ventas Inc.	86,534	2,770,819

		21,809,181
RETAIL—9.85%
Abercrombie & Fitch Co. Class A	72,545	4,728,483
Advance Auto Parts Inc.(1)	90,218	3,920,874
American Eagle Outfitters Inc.(2)	100,029	2,298,666
AnnTaylor Stores Corp.(1)	28,919	998,284
Applebee’s International Inc.	64,285	1,452,198
AutoZone Inc.(1)	47,505	4,358,584
Barnes & Noble Inc.	11,635	496,465
Bebe Stores Inc.	15,847	222,333
Bed Bath & Beyond Inc.(1)(2)	247,416	8,944,088
Best Buy Co. Inc.	340,418	14,801,375
Brinker International Inc.	74,625	2,885,003
CarMax Inc.(1)(2)	87,841	2,431,439
CBRL Group Inc.	18,681	656,637
Cheesecake Factory (The)(1)(2)	65,728	2,457,570
Chico’s FAS Inc.(1)(2)	151,284	6,645,906
Circuit City Stores Inc.	67,517	1,525,209
Claire’s Stores Inc.	68,440	1,999,817
Copart Inc.(1)	56,811	1,310,062
Costco Wholesale Corp.	152,650	7,551,596
CVS Corp.	681,474	18,004,543
Darden Restaurants Inc.(2)	131,839	5,125,900
Dick’s Sporting Goods Inc.(1)	29,207	970,841
Dollar General Corp.(2)	276,299	5,269,022
Dollar Tree Stores Inc.(1)	63,021	1,508,723
Family Dollar Stores Inc.(2)	100,267	2,485,619
Foot Locker Inc.(2)	68,650	1,619,454
Gap Inc. (The)	500,654	8,831,537
Home Depot Inc.	1,816,051	73,513,744
Kohl’s Corp.(1)	257,688	12,523,637
Limited Brands Inc.(2)	290,617	6,495,290
Lowe’s Companies Inc.	651,503	43,429,190
Men’s Wearhouse Inc. (The)(1)	40,608	1,195,500
Michaels Stores Inc.(2)	114,914	4,064,508
MSC Industrial Direct Co. Inc. Class A(2)	39,168	1,575,337
Nordstrom Inc.(2)	184,761	6,910,061
O’Reilly Automotive Inc.(1)(2)	84,137	2,693,225
Outback Steakhouse Inc.(2)	49,545	2,061,567
Panera Bread Co. Class A(1)	22,667	1,488,769
Penney (J.C.) Co. Inc.	59,316	3,297,970
PETsMART Inc.	121,065	3,106,528

RadioShack Corp.(2)	113,291	2,382,510
Ross Stores Inc.(2)	124,294	3,592,097
Saks Inc.(1)	14,796	249,461
Sears Holdings Corp.(1)(2)	39,198	4,528,545
Sonic Corp.(1)(2)	50,769	1,497,686
Staples Inc.	619,691	14,073,183
Starbucks Corp.(1)	655,835	19,681,608
Target Corp.	744,995	40,952,375
Tiffany & Co.	48,544	1,858,750
TJX Companies Inc.	404,221	9,390,054
Urban Outfitters Inc.(1)(2)	90,620	2,293,592
Walgreen Co.	860,116	38,068,734
Wal-Mart Stores Inc.	2,118,877	99,163,444
Wendy’s International Inc.	49,902	2,757,585
Williams-Sonoma Inc.(1)(2)	97,210	4,194,612
Yum! Brands Inc.	243,752	11,427,094

		531,966,884
SAVINGS & LOANS—0.25%
Golden West Financial Corp.(2)	88,795	5,860,470
Hudson City Bancorp Inc.	502,643	6,092,033
People’s Bank	49,776	1,546,043

		13,498,546
SEMICONDUCTORS—5.74%
Advanced Micro Devices Inc.(1)(2)	174,388	5,336,273
Agere Systems Inc.(1)	152,170	1,962,993
Altera Corp.(1)(2)	312,522	5,791,033
Analog Devices Inc.	311,268	11,165,183
Applied Materials Inc.(2)	1,403,092	25,171,470
Broadcom Corp. Class A(1)	232,771	10,975,153
Cree Inc.(1)(2)	63,385	1,599,837
Freescale Semiconductor Inc. Class B(1)	42,007	1,057,316
Intel Corp.	5,193,223	129,622,846
International Rectifier Corp.(1)(2)	46,737	1,490,910
Intersil Corp. Class A	61,698	1,535,046
KLA-Tencor Corp.(2)	165,568	8,167,469
Lam Research Corp.(1)	116,609	4,160,609
Linear Technology Corp.(2)	257,291	9,280,486
LSI Logic Corp.(1)	121,048	968,384
Maxim Integrated Products Inc.	275,904	9,998,761
MEMC Electronic Materials Inc.(1)	116,275	2,577,817
Microchip Technology Inc.(2)	175,356	5,637,695
Micron Technology Inc.(1)	245,887	3,272,756
National Semiconductor Corp.	293,547	7,626,351
Novellus Systems Inc.(1)	53,407	1,288,177
NVIDIA Corp.(1)	142,915	5,224,972
QLogic Corp.(1)	67,746	2,202,422
Teradyne Inc.(1)	114,635	1,670,232
Texas Instruments Inc.	1,398,340	44,844,764
Xilinx Inc.(2)	293,067	7,388,219

		310,017,174
SOFTWARE—7.48%
Activision Inc.(1)	201,034	2,762,207
Adobe Systems Inc.	498,912	18,439,788
Autodesk Inc.	191,714	8,234,116
Automatic Data Processing Inc.	490,750	22,520,518
Avid Technology Inc.(1)	32,904	1,801,823
BEA Systems Inc.(1)	22,877	215,044
BMC Software Inc.(1)	81,242	1,664,649
Cerner Corp.(1)	25,217	2,292,477
Certegy Inc.(2)	47,725	1,935,726

Citrix Systems Inc.(1)	142,421	4,098,876
Computer Associates International Inc.(2)	282,586	7,966,099
Compuware Corp.(1)	145,635	1,306,346
Dun & Bradstreet Corp.(1)	57,304	3,837,076
Electronic Arts Inc.(1)	259,055	13,551,167
Fair Isaac Corp.(2)	42,904	1,895,070
First Data Corp.	655,048	28,173,614
Fiserv Inc.(1)(2)	160,874	6,961,018
Global Payments Inc.	55,208	2,573,245
Hyperion Solutions Corp.(1)(2)	51,012	1,827,250
IMS Health Inc.	190,613	4,750,076
Intuit Inc.(1)	131,269	6,996,638
Mercury Interactive Corp.(1)	72,898	2,025,835
Microsoft Corp.	7,789,698	203,700,603
NAVTEQ Corp.(1)(2)	75,362	3,306,131
Oracle Corp.(1)	3,183,433	38,869,717
Pixar Inc.(1)	45,110	2,378,199
Red Hat Inc.(1)(2)	148,771	4,052,522
Salesforce.com Inc.(1)(2)	57,565	1,844,958
SEI Investments Co.	53,452	1,977,724
Siebel Systems Inc.	51,995	550,107
Take-Two Interactive Software Inc.(1)(2)	50,803	899,213
Total System Services Inc.(2)	31,462	622,633

		404,030,465
TELECOMMUNICATIONS—5.11%
Alamosa Holdings Inc.(1)	111,899	2,082,440
Alltel Corp.	39,862	2,515,292
American Tower Corp. Class A(1)(2)	314,298	8,517,476
Andrew Corp.(1)	34,992	375,464
Avaya Inc.(1)(2)	285,023	3,041,195
Cisco Systems Inc.(1)	5,437,990	93,098,389
Comverse Technology Inc.(1)	150,067	3,990,282
Corning Inc.(1)	1,282,276	25,209,546
Crown Castle International Corp.(1)(2)	119,437	3,214,050
Harris Corp.(2)	94,155	4,049,607
JDS Uniphase Corp.(1)	674,633	1,592,134
Juniper Networks Inc.(1)(2)	333,163	7,429,535
Motorola Inc.	1,652,461	37,329,094
Nextel Partners Inc. Class A(1)	128,307	3,584,898
NII Holdings Inc. Class B(1)(2)	104,579	4,568,011
PanAmSat Holding Corp.	17,578	430,661
QUALCOMM Inc.	1,374,304	59,205,016
Scientific-Atlanta Inc.	109,242	4,705,053
Sprint Nextel Corp.	407,422	9,517,378
Telephone & Data Systems Inc.	10,970	395,249
United States Cellular Corp.(1)	4,313	213,062
West Corp.(1)	17,239	726,624

		275,790,456
TEXTILES—0.11%
Cintas Corp.(2)	118,114	4,863,935
Mohawk Industries Inc.(1)(2)	10,190	886,326

		5,750,261
TOYS, GAMES & HOBBIES—0.03%
Marvel Entertainment Inc.(1)(2)	56,465	924,897
Mattel Inc.	38,983	616,711

		1,541,608
TRANSPORTATION—1.61%
CH Robinson Worldwide Inc.	144,050	5,334,172
CNF Inc.	44,350	2,478,722

Expeditors International Washington Inc.(2)	89,710	6,056,322
FedEx Corp.	254,127	26,274,191
Hunt (J.B.) Transport Services Inc.(2)	98,825	2,237,398
Landstar System Inc.	50,174	2,094,263
Norfolk Southern Corp.	49,999	2,241,455
Ryder System Inc.	19,836	813,673
Swift Transportation Co. Inc.(1)	16,565	336,270
United Parcel Service Inc. Class B	516,350	38,803,703

		86,670,169
WATER—0.01%
Aqua America Inc.(2)	11,205	305,896

		305,896

TOTAL COMMON STOCKS
(Cost: $5,147,720,616)		5,393,562,376

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.62%

CERTIFICATES OF DEPOSIT(3)—0.36%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,083,207	1,083,205
Credit Suisse First Boston NY
4.03%, 01/04/06	1,083,207	1,083,207
First Tennessee Bank
4.18%, 01/26/06	335,794	335,776
Fortis Bank NY
3.83% - 3.84%, 01/25/06	3,249,621	3,249,624
Toronto-Dominion Bank
3.94%, 07/10/06	1,083,207	1,083,207
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	9,315,580	9,315,561
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	3,249,621	3,249,638

		19,400,218
COMMERCIAL PAPER(3)—1.76%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	6,607,562	6,575,073
Bryant Park Funding LLC
3.92%, 02/22/06	552,804	549,794
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	4,657,790	4,641,456
CC USA Inc.
4.23%, 04/21/06	649,924	641,677
Charta LLC
4.25%, 01/26/06	1,624,810	1,620,399
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	6,614,603	6,606,722
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	7,972,403	7,945,911
Dorada Finance Inc.
3.76%, 01/26/06	216,641	216,121
Ebury Finance Ltd.
4.30%, 01/30/06	3,032,979	3,023,198
Edison Asset Securitization LLC
4.37%, 05/08/06	1,083,207	1,066,771

Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	1,798,124	1,795,170
Ford Credit Floorplan Motown
4.05%, 01/06/06	4,332,828	4,331,365
Galaxy Funding Inc.
4.23%, 04/18/06	621,761	614,090
Gemini Securitization Corp.
4.25%, 01/30/06	1,083,207	1,079,754
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	10,604,358	10,596,675
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	1,841,452	1,839,897
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	3,249,621	3,225,635
HSBC PLC
3.88%, 02/03/06	649,924	647,753
Jupiter Securitization Corp.
4.23%, 01/24/06	758,245	756,374
Liberty Street Funding Corp.
4.23%, 01/04/06	866,566	866,464
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	2,686,353	2,683,056
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	2,274,735	2,269,878
Nordea North America Inc.
4.16%, 04/04/06	2,274,735	2,250,815
Prudential Funding LLC
4.27%, 01/17/06	4,332,828	4,325,633
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,166,414	2,155,826
Sedna Finance Inc.
3.92%, 02/21/06	541,603	538,714
Sigma Finance Inc.
4.16%, 04/06/06	1,299,848	1,285,879
Solitaire Funding Ltd.
4.24%, 01/23/06	5,314,863	5,302,344
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	580,989	580,921
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	6,904,838	6,903,195
Thunder Bay Funding Inc.
4.22%, 01/13/06	216,641	216,387
Ticonderoga Funding LLC
4.27%, 01/05/06	541,603	541,475
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	7,624,954	7,605,857

		95,300,279
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,083,207	1,083,207

		1,083,207
MEDIUM-TERM NOTES(3)—0.13%
Dorada Finance Inc.
3.93%, 07/07/06	671,588	671,554
K2 USA LLC
3.94%, 07/07/06	1,299,848	1,299,815
Marshall & Ilsley Bank
5.18%, 12/15/06	2,166,414	2,173,481

Toronto-Dominion Bank
3.81%, 06/20/06	2,708,017	2,708,139
US Bank N.A.
2.85%, 11/15/06	433,283	426,380

		7,279,369
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	3,513,141	3,513,141

		3,513,141
REPURCHASE AGREEMENTS(3)—0.84%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $10,837,329 and an effective yield of 4.37%.(6)	$10,832,069	10,832,069
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $866,982 and an effective yield of 4.32%.(6)	866,566	866,566
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $17,339,669 and an effective yield of 4.34%.(7)	17,331,311	17,331,311
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $16,255,921 and an effective yield of 4.33%.(7)	16,248,104	16,248,104

		45,278,050
TIME DEPOSITS(3)—0.32%
UBS AG
4.06%, 01/03/06	12,998,483	12,998,483
Wells Fargo Bank N.A.
4.00%, 01/03/06	4,488,398	4,488,398

		17,486,881
VARIABLE & FLOATING RATE NOTES(3)—4.12%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	7,614,945	7,616,805
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	8,340,693	8,340,653
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	3,574,583	3,574,583
American Express Credit Corp.
4.39%, 11/06/07	649,924	650,579
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	7,040,845	7,043,795
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	1,408,169	1,408,169
Bank of America N.A.
4.31%, 08/10/06	10,832,069	10,832,069
Bank of Ireland
4.34%, 12/20/06(8)	2,166,414	2,166,414
Bank of Nova Scotia
4.22%, 01/03/06	866,566	866,566
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	5,394,371	5,394,159
BMW US Capital LLC
4.34%, 12/15/06(8)	2,166,414	2,166,414

CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	5,827,653	5,827,524
Commodore CDO Ltd.
4.56%, 06/13/06(8)	541,603	541,603
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	7,582,449	7,582,449
DEPFA Bank PLC
4.50%, 12/15/06	2,166,414	2,166,414
Descartes Funding Trust
4.37%, 11/15/06(8)	974,886	974,886
Dexia Credit Local
4.33%, 08/30/06	1,083,207	1,083,065
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	3,444,598	3,444,663
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	2,166,414	2,166,414
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	2,166,414	2,166,409
Fifth Third Bancorp.
4.35%, 11/22/06(8)	4,332,828	4,332,828
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	1,516,490	1,516,490
General Electric Capital Corp.
4.44%, 01/09/07	974,886	975,674
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	1,624,810	1,624,810
Hartford Life Global Funding Trusts
4.36%, 02/17/07	2,166,414	2,166,414
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	6,499,242	6,499,242
Holmes Financing PLC
4.33%, 12/15/06(8)	5,957,638	5,957,638
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	1,841,452	1,841,879
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	6,282,600	6,282,356
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	2,271,442	2,271,441
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	7,365,807	7,366,046
Lothian Mortgages PLC
4.37%, 01/24/06(8)	1,083,207	1,083,207
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	3,357,942	3,358,285
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	6,477,577	6,481,074
Mound Financing PLC
4.30%, 11/08/06(8)	4,332,828	4,332,828
Natexis Banques Populaires
4.35%, 01/12/07(8)	1,624,810	1,624,810
National City Bank (Ohio)
4.26%, 01/06/06	1,083,207	1,083,204
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	8,015,731	8,016,010
Nordea Bank AB
4.34%, 12/11/06(8)	3,791,224	3,791,224
Nordea Bank PLC
4.23%, 10/02/06	1,299,848	1,299,621
Northern Rock PLC
4.32%, 11/03/06(8)	2,599,697	2,599,785
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	5,892,646	5,892,647

Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	5,416,035	5,416,035
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,624,810	1,624,835
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	3,249,621	3,249,259
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	1,841,452	1,841,444
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	4,571,133	4,571,080
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	2,166,414	2,166,414
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	3,357,942	3,357,796
Strips III LLC
4.43%, 07/24/06(8)(9)	584,315	584,315
SunTrust Bank
4.19%, 04/28/06	3,249,621	3,249,621
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	4,831,103	4,830,772
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	4,766,111	4,766,098
Unicredito Italiano SpA
4.43%, 06/14/06	2,816,338	2,815,895
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	2,166,414	2,166,414
US Bank N.A.
4.31%, 09/29/06	974,886	974,698
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	7,040,845	7,040,845
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	4,470,120	4,470,120
Wells Fargo & Co.
4.36%, 09/15/06(8)	1,083,207	1,083,280
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	2,383,055	2,382,898
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	4,441,148	4,441,115
Winston Funding Ltd.
4.26%, 01/23/06(8)	1,546,820	1,546,820
World Savings Bank
4.29%, 03/09/06	3,249,621	3,249,589

		222,240,489

TOTAL SHORT-TERM INVESTMENTS
(Cost: $411,581,634)		411,581,634

TOTAL INVESTMENTS IN SECURITIES—107.52%
(Cost: $5,559,302,250)		5,805,144,010
Other Assets, Less Liabilities—(7.52)%		(405,847,767)

NET ASSETS—100.00%		$5,399,296,243

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.97%

ADVERTISING—0.02%
Clear Channel Outdoor Holdings Inc. Class A(1)	11,421	$228,991
Interpublic Group of Companies Inc.(1)	54,443	525,375
Lamar Advertising Co.(1)(2)	13,908	641,715

		1,396,081
AEROSPACE & DEFENSE—1.01%
Alliant Techsystems Inc.(1)	10,425	794,072
General Dynamics Corp.	198,917	22,686,484
L-3 Communications Holdings Inc.(2)	49,130	3,652,815
Northrop Grumman Corp.	356,464	21,427,051
Raytheon Co.	349,273	14,023,311

		62,583,733
AGRICULTURE—2.04%
Altria Group Inc.	1,225,288	91,553,519
Archer-Daniels-Midland Co.	651,713	16,071,243
Loews Corp.-Carolina Group(2)	67,531	2,970,689
Monsanto Co.	57,243	4,438,050
Reynolds American Inc.(2)	84,861	8,089,799
UST Inc.	77,630	3,169,633

		126,292,933
AIRLINES—0.11%
Southwest Airlines Co.	394,990	6,489,686

		6,489,686
APPAREL—0.28%
Columbia Sportswear Co.(1)(2)	11,574	552,427
Jones Apparel Group Inc.(2)	119,755	3,678,874
Liz Claiborne Inc.(2)	108,625	3,890,947
Polo Ralph Lauren Corp.(2)	41,662	2,338,905
Reebok International Ltd.	36,013	2,097,037
VF Corp.	86,601	4,792,499

		17,350,689
AUTO MANUFACTURERS—0.39%
Ford Motor Co.(2)	1,755,723	13,554,182
General Motors Corp.(2)	458,642	8,906,828
PACCAR Inc.	22,154	1,533,721

		23,994,731
AUTO PARTS & EQUIPMENT—0.36%
Autoliv Inc.	69,380	3,151,240
BorgWarner Inc.	39,143	2,373,240
Dana Corp.	148,952	1,069,475
Goodyear Tire & Rubber Co. (The)(1)(2)	78,998	1,372,985
Johnson Controls Inc.(2)	154,803	11,286,687
Lear Corp.(2)	66,717	1,898,766
TRW Automotive Holdings Corp.(1)	42,661	1,124,117

		22,276,510

BANKS—11.87%
AmSouth Bancorp(2)	350,404	9,184,089
Associated Bancorp(2)	135,677	4,416,286
Bank of America Corp.	3,993,325	184,291,949
Bank of Hawaii Corp.(2)	45,955	2,368,521
Bank of New York Co. Inc. (The)	770,927	24,554,025
BB&T Corp.(2)	542,375	22,730,936
BOK Financial Corp.	22,538	1,023,901
City National Corp.(2)	41,053	2,973,879
Colonial BancGroup Inc. (The)	154,218	3,673,473
Comerica Inc.	167,576	9,511,614
Commerce Bancorp Inc.(2)	19,955	686,652
Commerce Bancshares Inc.(2)	62,548	3,260,002
Compass Bancshares Inc.(2)	123,049	5,942,036
Cullen/Frost Bankers Inc.	47,670	2,558,926
Fifth Third Bancorp(2)	437,608	16,506,574
First Horizon National Corp.(2)	123,235	4,737,153
FirstMerit Corp.(2)	83,120	2,153,639
Fulton Financial Corp.(2)	157,718	2,775,837
Huntington Bancshares Inc.	230,616	5,477,130
International Bancshares Corp.(2)	45,478	1,335,234
KeyCorp	404,707	13,327,002
M&T Bank Corp.(2)	75,835	8,269,807
Marshall & Ilsley Corp.	227,296	9,782,820
Mellon Financial Corp.	389,037	13,324,517
Mercantile Bankshares Corp.	78,919	4,454,188
National City Corp.(2)	562,549	18,884,770
North Fork Bancorp Inc.	474,125	12,972,060
Northern Trust Corp.	85,565	4,433,978
PNC Financial Services Group	281,459	17,402,610
Popular Inc.(2)	275,323	5,823,081
Regions Financial Corp.(2)	460,536	15,731,910
Sky Financial Group Inc.(2)	95,207	2,648,659
South Financial Group Inc. (The)	71,523	1,969,743
State Street Corp.	232,631	12,897,063
SunTrust Banks Inc.	358,839	26,109,126
TCF Financial Corp.(2)	37,686	1,022,798
TD Banknorth Inc.(2)	76,446	2,220,756
U.S. Bancorp	1,819,392	54,381,627
UnionBanCal Corp.	56,177	3,860,483
Valley National Bancorp(2)	107,769	2,597,233
Wachovia Corp.	1,564,934	82,722,411
Webster Financial Corp.(2)	53,433	2,506,008
Wells Fargo & Co.	1,505,855	94,612,870
Whitney Holding Corp.	62,640	1,726,358
Wilmington Trust Corp.	67,060	2,609,305
Zions Bancorporation	103,110	7,790,992

		734,244,031
BEVERAGES—0.99%
Anheuser-Busch Companies Inc.	294,417	12,648,154
Brown-Forman Corp. Class B	4,209	291,768
Coca-Cola Co. (The)	779,467	31,420,315
Coca-Cola Enterprises Inc.	299,382	5,739,153
Constellation Brands Inc.(1)	142,405	3,735,283
Molson Coors Brewing Co. Class B	46,553	3,118,585
Pepsi Bottling Group Inc.	104,205	2,981,305
PepsiAmericas Inc.	67,387	1,567,422

		61,501,985
BIOTECHNOLOGY—0.22%
Biogen Idec Inc.(1)	187,829	8,514,289
Charles River Laboratories International Inc.(1)	38,016	1,610,738
Chiron Corp.(1)	6,655	295,881
Invitrogen Corp.(1)	24,643	1,642,210

Millennium Pharmaceuticals Inc.(1)(2)	151,661	1,471,112

		13,534,230
BUILDING MATERIALS—0.16%
Lafarge North America Inc.(2)	34,001	1,870,735
Martin Marietta Materials Inc.	7,795	598,032
Masco Corp.	87,841	2,651,920
USG Corp.(1)(2)	36,593	2,378,545
Vulcan Materials Co.	34,201	2,317,118

		9,816,350
CHEMICALS—1.76%
Air Products & Chemicals Inc.	204,167	12,084,645
Airgas Inc.(2)	58,756	1,933,072
Albemarle Corp.(2)	36,183	1,387,618
Ashland Inc.	64,604	3,740,572
Cabot Corp.(2)	58,189	2,083,166
Celanese Corp. Class A	49,515	946,727
Chemtura Corp.	146,804	1,864,411
Cytec Industries Inc.(2)	39,961	1,903,342
Dow Chemical Co. (The)	53,446	2,342,004
Du Pont (E.I.) de Nemours and Co.(2)	760,260	32,311,050
Eastman Chemical Co.	79,773	4,115,489
Engelhard Corp.(2)	119,756	3,610,643
FMC Corp.(1)	37,334	1,985,049
Huntsman Corp.(1)	59,881	1,031,151
Lubrizol Corp.	67,328	2,924,055
Lyondell Chemical Co.	197,862	4,713,073
Mosaic Co. (The)(1)(2)	128,204	1,875,625
PPG Industries Inc.	170,416	9,867,086
Praxair Inc.	40,060	2,121,578
Rohm & Haas Co.	147,856	7,159,188
RPM International Inc.(2)	116,863	2,029,910
Sigma-Aldrich Corp.	62,016	3,924,993
Valhi Inc.	9,063	167,665
Valspar Corp. (The)(2)	101,081	2,493,668

		108,615,780
COAL—0.08%
Arch Coal Inc.(2)	40,783	3,242,248
CONSOL Energy Inc.	27,435	1,788,213

		5,030,461
COMMERCIAL SERVICES—0.79%
ADESA Inc.(2)	88,794	2,168,349
CCE Spinco Inc.(1)(2)	45,321	593,710
Cendant Corp.	941,613	16,242,824
Convergys Corp.(1)	141,392	2,241,063
Deluxe Corp.(2)	49,634	1,495,969
Donnelley (R.R.) & Sons Co.	211,755	7,244,139
Equifax Inc.	32,511	1,236,068
Hewitt Associates Inc. Class A(1)	16,523	462,809
Interactive Data Corp.	18,948	430,309
Laureate Education Inc.(1)(2)	4,760	249,948
Manpower Inc.	65,572	3,049,098
McKesson Corp.	180,171	9,295,022
Rent-A-Center Inc.(1)	23,514	443,474
Service Corp. International	307,996	2,519,407
ServiceMaster Co. (The)	112,246	1,341,340

		49,013,529
COMPUTERS—2.41%
Affiliated Computer Services Inc. Class A(1)	42,582	2,520,003
BISYS Group Inc. (The)(1)	68,622	961,394
Cadence Design Systems Inc.(1)(2)	147,936	2,503,077

Ceridian Corp.(1)	77,313	1,921,228
Computer Sciences Corp.(1)	189,714	9,607,117
Diebold Inc.	6,438	244,644
Electronic Data Systems Corp.	396,635	9,535,105
Hewlett-Packard Co.	2,874,440	82,295,217
International Business Machines Corp.	245,042	20,142,452
NCR Corp.(1)(2)	139,460	4,733,272
Reynolds & Reynolds Co. (The) Class A(2)	55,695	1,563,359
SanDisk Corp.(1)	43,523	2,734,115
Sun Microsystems Inc.(1)	1,386,365	5,808,869
Synopsys Inc.(1)	120,272	2,412,656
Unisys Corp.(1)	337,108	1,965,340

		148,947,848
COSMETICS & PERSONAL CARE—0.16%
Alberto-Culver Co.	53,549	2,449,867
Colgate-Palmolive Co.	140,754	7,720,357

		10,170,224
DISTRIBUTION & WHOLESALE—0.24%
Genuine Parts Co.	173,186	7,606,329
Grainger (W.W.) Inc.	62,446	4,439,911
Ingram Micro Inc. Class A(1)	63,351	1,262,585
Tech Data Corp.(1)	40,715	1,615,571

		14,924,396
DIVERSIFIED FINANCIAL SERVICES—12.97%
AmeriCredit Corp.(1)(2)	80,621	2,066,316
Ameritrade Holding Corp.(1)	148,132	3,555,168
Bear Stearns Companies Inc. (The)	112,847	13,037,214
Capital One Financial Corp.	212,713	18,378,403
CapitalSource Inc.	19,246	431,110
CBOT Holdings Inc. Class A(1)	2,561	240,119
CIT Group Inc.(2)	198,326	10,269,320
Citigroup Inc.	5,164,227	250,619,936
Countrywide Financial Corp.	535,574	18,311,275
E*TRADE Financial Corp.(1)	365,820	7,631,005
Edwards (A.G.) Inc.	76,457	3,582,775
Federal Home Loan Mortgage Corp.	683,454	44,663,719
Federal National Mortgage Association	960,850	46,899,088
Federated Investors Inc. Class B	6,458	239,204
Friedman, Billings, Ramsey Group Inc. Class A(2)	139,807	1,384,089
Goldman Sachs Group Inc. (The)	333,673	42,613,379
IndyMac Bancorp Inc.	29,302	1,143,364
Janus Capital Group Inc.(2)	225,234	4,196,109
Jefferies Group Inc.(2)	50,940	2,291,281
JP Morgan Chase & Co.	3,493,039	138,638,718
Lehman Brothers Holdings Inc.	274,580	35,192,919
MBNA Corp.	1,256,237	34,106,835
Merrill Lynch & Co. Inc.	935,706	63,375,367
Morgan Stanley	981,027	55,663,472
Raymond James Financial Inc.(2)	62,770	2,364,546
Westcorp Inc.	14,346	955,587
WFS Financial Inc.(1)	6,551	498,859

		802,349,177
ELECTRIC—5.92%
Allegheny Energy Inc.(1)	161,364	5,107,171
Alliant Energy Corp.	115,112	3,227,740
Ameren Corp.	194,486	9,965,463
American Electric Power Co. Inc.	381,228	14,139,747
CenterPoint Energy Inc.	306,814	3,942,560
Cinergy Corp.	196,890	8,359,949
CMS Energy Corp.(1)	217,505	3,155,998
Consolidated Edison Inc.(2)	241,341	11,181,329

Constellation Energy Group Inc.	175,152	10,088,755
Dominion Resources Inc.	338,020	26,095,144
DPL Inc.(2)	125,592	3,266,648
DTE Energy Co.(2)	172,913	7,468,112
Duke Energy Corp.(2)	919,965	25,253,039
Edison International	322,213	14,051,709
Energy East Corp.	145,924	3,327,067
Entergy Corp.	210,457	14,447,873
Exelon Corp.	663,635	35,265,564
FirstEnergy Corp.	326,342	15,987,495
FPL Group Inc.(2)	390,005	16,208,608
Great Plains Energy Inc.(2)	74,151	2,073,262
Hawaiian Electric Industries Inc.(2)	80,371	2,081,609
MDU Resources Group Inc.(2)	117,564	3,849,045
Northeast Utilities(2)	148,994	2,933,692
NRG Energy Inc.(1)(2)	80,121	3,775,302
NSTAR(2)	105,927	3,040,105
OGE Energy Corp.(2)	89,635	2,401,322
Pepco Holdings Inc.	187,427	4,192,742
PG&E Corp.(2)	367,398	13,637,814
Pinnacle West Capital Corp.(2)	97,280	4,022,528
PNM Resources Inc.	68,369	1,674,357
PPL Corp.	376,752	11,076,509
Progress Energy Inc.(2)	246,875	10,842,750
Public Service Enterprise Group Inc.	236,989	15,397,175
Puget Energy Inc.	114,643	2,341,010
Reliant Energy Inc.(1)(2)	299,009	3,085,773
SCANA Corp.(2)	112,687	4,437,614
Southern Co. (The)(2)	738,899	25,514,182
TECO Energy Inc.(2)	205,602	3,532,242
Westar Energy Inc.(2)	86,196	1,853,214
Wisconsin Energy Corp.(2)	116,142	4,536,507
WPS Resources Corp.(2)	39,752	2,198,683
Xcel Energy Inc.(2)	399,344	7,371,890

		366,409,298
ELECTRICAL COMPONENTS & EQUIPMENT—0.16%
Emerson Electric Co.	67,018	5,006,245
Energizer Holdings Inc.(1)	11,606	577,863
Hubbell Inc. Class B	57,334	2,586,910
Molex Inc.	69,121	1,793,690

		9,964,708
ELECTRONICS—0.50%
Agilent Technologies Inc.(1)	75,623	2,517,490
Applera Corp.-Applied Biosystems Group(2)	195,913	5,203,449
Arrow Electronics Inc.(1)(2)	116,930	3,745,268
Avnet Inc.(1)	99,520	2,382,509
AVX Corp.(2)	40,181	581,821
Fisher Scientific International Inc.(1)	56,526	3,496,698
Mettler Toledo International Inc.(1)	9,957	549,626
PerkinElmer Inc.	61,298	1,444,181
Sanmina-SCI Corp.(1)	259,202	1,104,201
Solectron Corp.(1)	456,081	1,669,256
Symbol Technologies Inc.	35,789	458,815
Tektronix Inc.	62,736	1,769,783
Thermo Electron Corp.(1)	101,629	3,062,082
Thomas & Betts Corp.(1)	32,658	1,370,330
Vishay Intertechnology Inc.(1)	118,198	1,626,404

		30,981,913
ENGINEERING & CONSTRUCTION—0.01%
Jacobs Engineering Group Inc.(1)(2)	11,363	771,207

		771,207

ENTERTAINMENT—0.03%
International Speedway Corp. Class A	30,759	1,473,356
Warner Music Group Corp.	32,581	627,836

		2,101,192
ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc.(1)(2)	143,553	1,254,653
Republic Services Inc.(2)	136,248	5,116,112
Waste Management Inc.	409,407	12,425,502

		18,796,267
FOOD—1.79%
Albertson’s Inc.	365,624	7,806,072
Campbell Soup Co.	114,120	3,397,352
ConAgra Foods Inc.	514,135	10,426,658
Dean Foods Co.(1)	139,294	5,245,812
Del Monte Foods Co.(1)	197,865	2,063,732
General Mills Inc.	275,267	13,576,168
Heinz (H.J.) Co.	161,254	5,437,485
Hershey Co. (The)	12,721	702,835
Hormel Foods Corp.	73,600	2,405,248
Kellogg Co.	80,329	3,471,819
Kraft Foods Inc.(2)	248,574	6,994,872
Kroger Co.(1)	723,475	13,659,208
McCormick & Co. Inc. NVS(2)	43,419	1,342,515
Pilgrim’s Pride Corp.	14,944	495,543
Safeway Inc.(2)	444,946	10,527,422
Sara Lee Corp.	488,489	9,232,442
Smithfield Foods Inc.(1)	85,910	2,628,846
Smucker (J.M.) Co. (The)(2)	51,071	2,247,124
SUPERVALU Inc.	134,618	4,372,393
TreeHouse Foods Inc.(1)	29,636	554,786
Tyson Foods Inc. Class A	240,118	4,106,018

		110,694,350
FOREST PRODUCTS & PAPER—0.95%
International Paper Co.(2)	486,922	16,365,448
Louisiana-Pacific Corp.	109,671	3,012,662
MeadWestvaco Corp.	182,663	5,120,044
Plum Creek Timber Co. Inc.	182,617	6,583,343
Rayonier Inc.(2)	74,856	2,983,012
Smurfit-Stone Container Corp.(1)(2)	252,025	3,571,194
Temple-Inland Inc.	111,114	4,983,463
Weyerhaeuser Co.(2)	241,015	15,988,935

		58,608,101
GAS—0.67%
AGL Resources Inc.	76,610	2,666,794
Atmos Energy Corp.	79,486	2,079,354
Energen Corp.	72,809	2,644,423
KeySpan Corp.(2)	173,020	6,175,084
NiSource Inc.	269,892	5,629,947
ONEOK Inc.	100,797	2,684,224
Piedmont Natural Gas Co.(2)	76,290	1,843,166
Sempra Energy	254,283	11,402,050
Southern Union Co.(1)	95,060	2,246,268
UGI Corp.	102,592	2,113,395
Vectren Corp.(2)	75,663	2,055,007

		41,539,712
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	35,672	3,102,037
Snap-On Inc.(2)	57,462	2,158,273
Stanley Works (The)	28,607	1,374,280

		6,634,590

HEALTH CARE-PRODUCTS—0.04%
Bausch & Lomb Inc.	6,237	423,492
Cooper Companies Inc.	8,698	446,207
Hillenbrand Industries Inc.	36,424	1,799,710

		2,669,409
HEALTH CARE-SERVICES—0.66%
Aetna Inc.	57,670	5,438,858
Community Health Systems Inc.(1)	16,785	643,537
Health Management Associates Inc. Class A	24,703	542,478
Health Net Inc.(1)	45,701	2,355,887
Humana Inc.(1)	39,740	2,159,074
Sierra Health Services Inc.(1)	4,205	336,232
Tenet Healthcare Corp.(1)(2)	397,282	3,043,180
Triad Hospitals Inc.(1)	53,364	2,093,470
UnitedHealth Group Inc.	1	50
Universal Health Services Inc. Class B	13,516	631,738
WellPoint Inc.(1)	294,841	23,525,399

		40,769,903
HOLDING COMPANIES-DIVERSIFIED—0.06%
Leucadia National Corp.(2)	80,566	3,823,662

		3,823,662
HOME BUILDERS—0.43%
Beazer Homes USA Inc.(2)	23,895	1,740,512
Centex Corp.(2)	59,177	4,230,564
Horton (D.R.) Inc.	73,487	2,625,690
KB Home	13,613	989,121
Lennar Corp. Class A(2)	56,427	3,443,176
M.D.C. Holdings Inc.	11,829	733,161
Meritage Homes Corp.(1)(2)	22,423	1,410,855
Pulte Homes Inc.(2)	213,040	8,385,254
Ryland Group Inc.(2)	9,649	695,982
Standard Pacific Corp.(2)	58,877	2,166,674

		26,420,989
HOME FURNISHINGS—0.08%
Whirlpool Corp.(2)	60,569	5,073,259

		5,073,259
HOUSEHOLD PRODUCTS & WARES—0.48%
American Greetings Corp. Class A(2)	63,718	1,399,884
Avery Dennison Corp.	34,921	1,930,084
Clorox Co. (The)	153,033	8,706,047
Kimberly-Clark Corp.	260,741	15,553,201
Scotts Miracle-Gro Co. (The) Class A	37,978	1,718,125
Spectrum Brands Inc.(1)(2)	10,262	208,421

		29,515,762
HOUSEWARES—0.09%
Newell Rubbermaid Inc.	224,388	5,335,947

		5,335,947
INSURANCE—7.95%
AFLAC Inc.	101,608	4,716,643
Alleghany Corp.(1)(2)	4,853	1,378,252
Allstate Corp. (The)	663,378	35,868,848
Ambac Financial Group Inc.(2)	83,749	6,453,698
American Financial Group Inc.(2)	46,854	1,794,977
American International Group Inc.	1,601,359	109,260,725
American National Insurance Co.	7,881	921,998
AmerUs Group Co.	38,962	2,207,977
AON Corp.	315,507	11,342,477

Assurant Inc.	108,641	4,724,797
Berkley (W.R.) Corp.	87,294	4,156,940
Chubb Corp.	193,921	18,936,386
CIGNA Corp.	129,936	14,513,851
Cincinnati Financial Corp.	174,163	7,781,603
CNA Financial Corp.(1)(2)	22,941	750,859
Commerce Group Inc.	26,028	1,490,884
Conseco Inc.(1)(2)	149,972	3,474,851
Erie Indemnity Co. Class A	34,133	1,815,876
Fidelity National Financial Inc.	160,553	5,906,745
Fidelity National Title Group Inc. Class A	27,998	681,751
First American Corp.(2)	81,752	3,703,366
Gallagher (Arthur J.) & Co.(2)	16,564	511,496
Genworth Financial Inc. Class A	225,482	7,797,168
Hanover Insurance Group Inc. (The)	49,455	2,065,735
Hartford Financial Services Group Inc.	294,467	25,291,771
HCC Insurance Holdings Inc.(2)	56,385	1,673,507
Jefferson-Pilot Corp.	134,953	7,682,874
Lincoln National Corp.	172,441	9,144,546
Loews Corp.	147,802	14,019,020
Markel Corp.(1)(2)	5,504	1,745,043
Marsh & McLennan Companies Inc.(2)	529,006	16,801,231
MBIA Inc.(2)	126,094	7,585,815
Mercury General Corp.(2)	25,997	1,513,545
MetLife Inc.	413,497	20,261,353
MGIC Investment Corp.(2)	93,692	6,166,807
Nationwide Financial Services Inc.	56,717	2,495,548
Old Republic International Corp.	181,382	4,763,091
Philadelphia Consolidated Holding Corp.(1)(2)	2,829	273,536
PMI Group Inc. (The)(2)	92,843	3,813,062
Principal Financial Group Inc.(2)	291,637	13,832,343
Progressive Corp. (The)	17,330	2,023,797
Protective Life Corp.	69,137	3,026,126
Prudential Financial Inc.	479,186	35,071,623
Radian Group Inc.	85,547	5,012,199
Reinsurance Group of America Inc.	29,186	1,393,923
SAFECO Corp.	126,554	7,150,301
St. Paul Travelers Companies Inc.	668,869	29,878,378
StanCorp Financial Group Inc.	55,589	2,776,671
Torchmark Corp.(2)	103,400	5,749,040
Transatlantic Holdings Inc.(2)	24,650	1,656,480
Unitrin Inc.(2)	24,743	1,114,672
UNUMProvident Corp.	295,645	6,725,924
Wesco Financial Corp.(2)	1,417	545,545

		491,445,674
INTERNET—0.19%
CheckFree Corp.(1)(2)	12,260	562,734
Emdeon Corp.(1)	57,777	488,793
Expedia Inc.(1)(2)	81,496	1,952,644
IAC/InterActiveCorp(1)	81,493	2,307,067
Symantec Corp.(1)	356,430	6,237,525

		11,548,763
INVESTMENT COMPANIES—0.13%
Allied Capital Corp.(2)	132,652	3,895,989
American Capital Strategies Ltd.(2)	107,992	3,910,390

		7,806,379
IRON & STEEL—0.26%
Nucor Corp.	159,033	10,610,682
United States Steel Corp.(2)	113,361	5,449,263

		16,059,945

LEISURE TIME—0.07%
Brunswick Corp.	24,539	997,756
Sabre Holdings Corp.	130,171	3,138,423

		4,136,179
LODGING—0.16%
Harrah’s Entertainment Inc.(2)	67,331	4,800,027
Starwood Hotels & Resorts Worldwide Inc.(2)	82,604	5,275,091

		10,075,118
MACHINERY—0.33%
Cummins Inc.(2)	19,911	1,786,614
Deere & Co.	219,753	14,967,377
IDEX Corp.	10,214	419,898
Terex Corp.(1)	49,046	2,913,332

		20,087,221
MANUFACTURING—2.71%
AptarGroup Inc.(2)	35,150	1,834,830
Brink’s Co. (The)	14,819	709,978
Carlisle Companies Inc.(2)	14,866	1,027,984
Dover Corp.	66,762	2,703,193
Eastman Kodak Co.(2)	285,027	6,669,632
Eaton Corp.(2)	107,569	7,216,804
General Electric Co.	2,547,916	89,304,456
Harsco Corp.	5,010	338,225
Honeywell International Inc.	846,816	31,543,896
Illinois Tool Works Inc.	16,533	1,454,739
ITT Industries Inc.	7,672	788,835
Leggett & Platt Inc.	136,307	3,129,609
Pall Corp.(2)	112,931	3,033,327
Parker Hannifin Corp.	67,537	4,454,741
Pentair Inc.	16,042	553,770
Roper Industries Inc.	11,860	468,589
SPX Corp.(2)	65,338	2,990,520
Teleflex Inc.	36,351	2,362,088
Textron Inc.	89,785	6,911,649

		167,496,865
MEDIA—4.41%
Belo (A.H.) Corp.	95,378	2,042,043
Clear Channel Communications Inc.	364,052	11,449,435
Comcast Corp. Class A(1)	1,061,800	27,564,328
DIRECTV Group Inc. (The)(1)	60,741	857,663
Discovery Holding Co. Class A(1)(2)	176,639	2,676,081
Gannett Co. Inc.	246,569	14,934,684
Hearst-Argyle Television Inc.(2)	29,230	697,135
Knight Ridder Inc.(2)	73,859	4,675,275
Lee Enterprises Inc.	45,176	1,667,446
Liberty Global Inc. Class A(1)	267,609	6,021,203
Liberty Media Corp. Class A(1)	1,765,725	13,896,256
McClatchy Co. (The) Class A(2)	20,185	1,192,933
New York Times Co. Class A(2)	143,625	3,798,881
News Corp. Class A	1,383,483	21,513,161
Time Warner Inc.	4,307,941	75,130,491
Tribune Co.	236,378	7,152,798
Univision Communications Inc. Class A(1)	109,071	3,205,597
Viacom Inc. Class B	1,158,910	37,780,466
Walt Disney Co. (The)	1,451,276	34,787,086
Washington Post Co. (The) Class B	732	559,980
Westwood One Inc.(2)	62,198	1,013,827

		272,616,769
METAL FABRICATE & HARDWARE—0.09%
Precision Castparts Corp.	86,976	4,506,227
Timken Co. (The)(2)	39,178	1,254,480

		5,760,707

MINING—0.87%
Alcoa Inc.	865,788	25,601,351
Newmont Mining Corp.	409,272	21,855,125
Phelps Dodge Corp.	44,724	6,434,442

		53,890,918
OFFICE & BUSINESS EQUIPMENT—0.30%
Pitney Bowes Inc.	108,474	4,583,027
Xerox Corp.(1)	951,220	13,935,373

		18,518,400
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	34,928	552,910

		552,910
OIL & GAS—13.14%
Amerada Hess Corp.	77,535	9,832,989
Anadarko Petroleum Corp.	233,996	22,171,121
Apache Corp.(2)	325,800	22,323,816
Burlington Resources Inc.	382,677	32,986,757
Chesapeake Energy Corp.(2)	224,268	7,116,024
Chevron Corp.	2,249,653	127,712,801
ConocoPhillips	1,382,148	80,413,371
Devon Energy Corp.	441,065	27,584,205
ENSCO International Inc.	43,027	1,908,247
Exxon Mobil Corp.	6,319,295	354,954,800
Forest Oil Corp.(1)	52,474	2,391,240
Helmerich & Payne Inc.(2)	17,479	1,082,125
Kerr-McGee Corp.	114,265	10,382,118
Marathon Oil Corp.	360,599	21,985,721
Newfield Exploration Co.(1)	34,201	1,712,444
Noble Energy Inc.	151,129	6,090,499
Occidental Petroleum Corp.	395,351	31,580,638
Pioneer Natural Resources Co.(2)	120,712	6,188,904
Pogo Producing Co.	60,560	3,016,494
Pride International Inc.(1)	73,080	2,247,210
Rowan Companies Inc.	44,294	1,578,638
Sunoco Inc.	29,398	2,304,215
Tesoro Corp.(2)	29,576	1,820,403
Unit Corp.(1)	2,399	132,017
Valero Energy Corp.	588,552	30,369,283
Vintage Petroleum Inc.	53,527	2,854,595

		812,740,675
OIL & GAS SERVICES—0.12%
Cooper Cameron Corp.(1)	20,341	842,117
Dresser-Rand Group Inc.(1)	4,106	99,283
National Oilwell Varco Inc.(1)	71,401	4,476,843
Tidewater Inc.	38,315	1,703,485

		7,121,728
PACKAGING & CONTAINERS—0.32%
Ball Corp.	88,731	3,524,395
Bemis Co. Inc.(2)	106,391	2,965,117
Owens-Illinois Inc.(1)	151,084	3,178,807
Packaging Corp. of America(2)	61,354	1,408,074
Pactiv Corp.(1)	132,056	2,905,232
Sealed Air Corp.(1)	54,103	3,038,966
Sonoco Products Co.	98,524	2,896,606

		19,917,197
PHARMACEUTICALS—5.48%
Abbott Laboratories	192,429	7,587,475

AmerisourceBergen Corp.(2)	206,905	8,565,867
Bristol-Myers Squibb Co.	1,154,314	26,526,136
Cardinal Health Inc.	149,227	10,259,356
Caremark Rx Inc.(1)	47,308	2,450,081
Hospira Inc.(1)	81,142	3,471,255
King Pharmaceuticals Inc.(1)	239,989	4,060,614
Lilly (Eli) & Co.	65,271	3,693,686
Medco Health Solutions Inc.(1)	84,404	4,709,743
Merck & Co. Inc.	1,681,857	53,499,871
Mylan Laboratories Inc.	155,397	3,101,724
Omnicare Inc.(2)	81,734	4,676,819
Pfizer Inc.	7,381,109	172,127,462
Watson Pharmaceuticals Inc.(1)(2)	103,481	3,364,167
Wyeth	667,024	30,729,796

		338,824,052
PIPELINES—0.37%
Dynegy Inc. Class A(1)(2)	296,691	1,435,984
El Paso Corp.	639,884	7,780,989
Equitable Resources Inc.	12,057	442,371
Kinder Morgan Inc.	5,084	467,474
National Fuel Gas Co.(2)	82,986	2,588,333
Questar Corp.(2)	64,088	4,851,462
Western Gas Resources Inc.(2)	4,050	190,715
Williams Companies Inc.	230,081	5,330,977

		23,088,305
REAL ESTATE INVESTMENT TRUSTS—3.06%
AMB Property Corp.	83,453	4,103,384
American Financial Realty Trust	125,440	1,505,280
Annaly Mortgage Management Inc.(2)	120,228	1,315,294
Apartment Investment & Management Co. Class A(2)	94,658	3,584,698
Archstone-Smith Trust(2)	210,453	8,815,876
Arden Realty Group Inc.(2)	66,292	2,971,870
AvalonBay Communities Inc.(2)	72,390	6,460,808
Boston Properties Inc.	109,952	8,150,742
BRE Properties Inc. Class A(2)	50,515	2,297,422
Camden Property Trust	46,296	2,681,464
CarrAmerica Realty Corp.	58,138	2,013,319
CBL & Associates Properties Inc.(2)	43,922	1,735,358
CenterPoint Properties Trust	44,137	2,183,899
Crescent Real Estate Equities Co.	76,924	1,524,634
Developers Diversified Realty Corp.	107,788	5,068,192
Duke Realty Corp.(2)	142,425	4,756,995
Equity Office Properties Trust	404,593	12,271,306
Equity Residential	284,535	11,131,009
Essex Property Trust Inc.	22,945	2,115,529
Federal Realty Investment Trust	32,017	1,941,831
General Growth Properties Inc.(2)	88,432	4,155,420
Health Care Property Investors Inc.	133,353	3,408,503
Health Care REIT Inc.(2)	57,338	1,943,758
Healthcare Realty Trust Inc.(2)	47,498	1,580,258
Hospitality Properties Trust	70,863	2,841,606
Host Marriott Corp.(2)	349,911	6,630,813
HRPT Properties Trust	205,116	2,122,951
iStar Financial Inc.	111,682	3,981,463
Kimco Realty Corp.	197,143	6,324,347
KKR Financial Corp.	31,824	763,458
Liberty Property Trust(2)	86,452	3,704,468
Macerich Co. (The)	41,448	2,782,819
Mack-Cali Realty Corp.	61,140	2,641,248
New Century Financial Corp.(2)	24,090	868,926
New Plan Excel Realty Trust Inc.(2)	102,522	2,376,460
Pan Pacific Retail Properties Inc.	40,337	2,698,142

ProLogis	219,497	10,254,900
Public Storage Inc.	17,700	1,198,644
Realty Income Corp.(2)	83,276	1,800,427
Reckson Associates Realty Corp.(2)	81,045	2,915,999
Regency Centers Corp.(2)	67,385	3,972,346
Shurgard Storage Centers Inc. Class A	46,348	2,628,395
Simon Property Group Inc.(2)	108,904	8,345,314
SL Green Realty Corp.(2)	37,769	2,885,174
Thornburg Mortgage Inc.(2)	99,960	2,618,952
Trizec Properties Inc.	91,681	2,101,329
United Dominion Realty Trust Inc.(2)	78,866	1,848,619
Vornado Realty Trust	119,133	9,944,032
Weingarten Realty Investors	79,134	2,992,057

		188,959,738
RETAIL—2.08%
AnnTaylor Stores Corp.(1)	38,323	1,322,910
AutoNation Inc.(1)(2)	176,654	3,838,691
Barnes & Noble Inc.	34,898	1,489,098
BJ’s Wholesale Club Inc.(1)(2)	68,695	2,030,624
Borders Group Inc.(2)	66,110	1,432,604
CBRL Group Inc.	24,432	858,785
Circuit City Stores Inc.	107,580	2,430,232
Claire’s Stores Inc.	7,273	212,517
Costco Wholesale Corp.	293,998	14,544,081
Dillard’s Inc. Class A(2)	63,424	1,574,184
Dollar Tree Stores Inc.(1)	34,052	815,205
Family Dollar Stores Inc.(2)	35,840	888,474
Federated Department Stores Inc.	270,236	17,924,754
Foot Locker Inc.	74,067	1,747,241
McDonald’s Corp.	1,258,241	42,427,887
Office Depot Inc.(1)	313,552	9,845,533
OfficeMax Inc.	70,355	1,784,203
Outback Steakhouse Inc.(2)	4,275	177,883
Penney (J.C.) Co. Inc.	135,237	7,519,177
Rite Aid Corp.(1)(2)	518,519	1,804,446
Saks Inc.(1)	105,892	1,785,339
Sears Holdings Corp.(1)	51,983	6,005,596
Tiffany & Co.(2)	86,211	3,301,019
Wendy’s International Inc.	55,237	3,052,397

		128,812,880
SAVINGS & LOANS—1.21%
Astoria Financial Corp.(2)	97,232	2,858,621
Capitol Federal Financial(2)	21,816	718,619
Downey Financial Corp.(2)	20,582	1,407,603
Golden West Financial Corp.(2)	147,137	9,711,042
Independence Community Bank Corp.	83,330	3,310,701
New York Community Bancorp Inc.(2)	263,640	4,355,333
Sovereign Bancorp Inc.	362,034	7,827,175
Washington Federal Inc.(2)	86,268	1,983,301
Washington Mutual Inc.	981,877	42,711,650

		74,884,045
SEMICONDUCTORS—0.41%
Advanced Micro Devices Inc.(1)(2)	186,241	5,698,975
Freescale Semiconductor Inc. Class B(1)	349,422	8,794,952
International Rectifier Corp.(1)(2)	15,051	480,127
Intersil Corp. Class A	79,229	1,971,218
LSI Logic Corp.(1)	243,014	1,944,112
Micron Technology Inc.(1)(2)	287,887	3,831,776
Novellus Systems Inc.(1)	63,503	1,531,692
Teradyne Inc.(1)	59,312	864,176

		25,117,028

SOFTWARE—0.36%
Avid Technology Inc.(1)	2,146	117,515
BEA Systems Inc.(1)	364,837	3,429,468
BMC Software Inc.(1)	124,108	2,542,973
Computer Associates International Inc.	127,901	3,605,529
Compuware Corp.(1)	211,948	1,901,174
Fair Isaac Corp.	16,371	723,107
Novell Inc.(1)	376,245	3,322,243
Siebel Systems Inc.(2)	451,905	4,781,155
Sybase Inc.(1)(2)	89,262	1,951,267
Take-Two Interactive Software Inc.(1)(2)	9,534	168,752

		22,543,183
TELECOMMUNICATIONS—6.18%
ADC Telecommunications Inc.(1)	115,048	2,570,172
Alltel Corp.	323,090	20,386,979
American Tower Corp. Class A(1)	24,457	662,785
Andrew Corp.(1)	120,141	1,289,113
AT&T Inc.	3,898,781	95,481,147
Avaya Inc.(1)	136,983	1,461,609
BellSouth Corp.	1,817,672	49,258,911
CenturyTel Inc.	130,340	4,322,074
Citizens Communications Co.	338,139	4,135,440
Comverse Technology Inc.(1)	21,141	562,139
Crown Castle International Corp.(1)	76,711	2,064,293
Harris Corp.	21,414	921,016
JDS Uniphase Corp.(1)	789,870	1,864,093
Juniper Networks Inc.(1)	147,705	3,293,822
Lucent Technologies Inc.(1)(2)	4,397,968	11,698,595
MCI Inc.	279,297	5,510,530
Motorola Inc.	484,448	10,943,680
NTL Inc.(1)(2)	74,002	5,038,056
PanAmSat Holding Corp.	28,962	709,569
Qwest Communications International Inc.(1)	1,497,629	8,461,604
Scientific-Atlanta Inc.	22,367	963,347
Sprint Nextel Corp.	2,283,420	53,340,690
Telephone & Data Systems Inc.	95,042	3,424,363
Telewest Global Inc.(1)	243,336	5,796,264
Tellabs Inc.(1)	445,044	4,850,980
United States Cellular Corp.(1)	10,471	517,267
Verizon Communications Inc.	2,746,988	82,739,279

		382,267,817
TEXTILES—0.06%
Mohawk Industries Inc.(1)(2)	39,733	3,455,976

		3,455,976
TOYS, GAMES & HOBBIES—0.14%
Hasbro Inc.(2)	155,606	3,140,129
Mattel Inc.(2)	362,894	5,740,983

		8,881,112
TRANSPORTATION—1.37%
Alexander & Baldwin Inc.	43,488	2,358,789
Burlington Northern Santa Fe Corp.	373,807	26,473,012
CSX Corp.	214,989	10,914,992
Laidlaw International Inc.(2)	99,574	2,313,104
Norfolk Southern Corp.	342,339	15,347,057
Overseas Shipholding Group Inc.	29,014	1,462,015
Ryder System Inc.	40,461	1,659,710
Swift Transportation Co. Inc.(1)(2)	22,930	465,479
Union Pacific Corp.	261,072	21,018,907
Yellow Roadway Corp.(1)	57,493	2,564,763

		84,577,828

WATER—0.05%
Aqua America Inc.(2)	113,498	3,098,495

		3,098,495

TOTAL COMMON STOCKS
(Cost: $5,737,410,697)		6,182,928,550

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.66%

CERTIFICATES OF DEPOSIT(3)—0.36%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,241,141	1,241,141
Credit Suisse First Boston NY
4.03%, 01/04/06	1,241,141	1,241,141
First Tennessee Bank
4.18%, 01/26/06	384,754	384,733
Fortis Bank NY
3.83%-3.84%, 01/25/06	3,723,424	3,723,428
Toronto-Dominion Bank
3.94%, 07/10/06	1,241,141	1,241,141
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	10,673,815	10,673,793
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	3,723,424	3,723,443

		22,228,820
COMMERCIAL PAPER(3)—1.77%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	7,570,962	7,533,735
Bryant Park Funding LLC
3.92%, 02/22/06	633,404	629,956
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	5,336,908	5,318,192
CC USA Inc.
4.23%, 04/21/06	744,685	735,235
Charta LLC
4.25%, 01/26/06	1,861,712	1,856,657
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	7,579,029	7,570,001
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	9,134,800	9,104,446
Dorada Finance Inc.
3.76%, 01/26/06	248,228	247,632
Ebury Finance Ltd.
4.30%, 01/30/06	3,475,196	3,463,988
Edison Asset Securitization LLC
4.37%, 05/08/06	1,241,141	1,222,309
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	2,060,295	2,056,910
Ford Credit Floorplan Motown
4.05%, 01/06/06	4,964,565	4,962,890
Galaxy Funding Inc.
4.23%, 04/18/06	712,415	703,626
Gemini Securitization Corp.
4.25%, 01/30/06	1,241,141	1,237,185
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	12,150,500	12,141,689
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	2,109,940	2,108,158
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	3,723,424	3,695,941
HSBC PLC
3.88%, 02/03/06	744,685	742,197

Jupiter Securitization Corp.
4.23%, 01/24/06	868,799	866,655
Liberty Street Funding Corp.
4.23%, 01/04/06	992,913	992,796
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	3,078,030	3,074,252
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	2,606,397	2,600,833
Nordea North America Inc.
4.16%, 04/04/06	2,606,397	2,578,989
Prudential Funding LLC
4.27%, 01/17/06	4,964,565	4,956,321
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,482,283	2,470,150
Sedna Finance Inc.
3.92%, 02/21/06	620,571	617,260
Sigma Finance Inc.
4.16%, 04/06/06	1,489,370	1,473,364
Solitaire Funding Ltd.
4.24%, 01/23/06	6,089,784	6,075,439
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	665,699	665,620
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	7,911,581	7,909,699
Thunder Bay Funding Inc.
4.22%, 01/13/06	248,228	247,937
Ticonderoga Funding LLC
4.27%, 01/05/06	620,571	620,423
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	8,736,692	8,714,811

		109,195,296
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,241,141	1,241,141

		1,241,141
MEDIUM-TERM NOTES(3)—0.13%
Dorada Finance Inc.
3.93%, 07/07/06	769,508	769,469
K2 USA LLC
3.94%, 07/07/06	1,489,370	1,489,332
Marshall & Ilsley Bank
5.18%, 12/15/06	2,482,283	2,490,380
Toronto-Dominion Bank
3.81%, 06/20/06	3,102,853	3,102,993
US Bank N.A.
2.85%, 11/15/06	496,457	488,547

		8,340,721

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	6,395,381	6,395,381

		6,395,381
REPURCHASE AGREEMENTS(3)—0.84%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $12,417,439 and an effective yield of 4.37%.(6)	$12,411,413	12,411,413
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $993,390 and an effective yield of 4.32%.(6)	992,913	992,913
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $19,867,837 and an effective yield of 4.34%.(7)	19,858,261	19,858,261
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $18,626,077 and an effective yield of 4.33%.(7)	18,617,120	18,617,120

		51,879,707
TIME DEPOSITS(3)—0.32%
UBS AG
4.06%, 01/03/06	14,893,696	14,893,696
Wells Fargo Bank N.A.
4.00%, 01/03/06	5,142,818	5,142,818

		20,036,514
VARIABLE & FLOATING RATE NOTES(3)—4.12%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	8,725,223	8,727,355
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	9,556,788	9,556,743
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	4,095,766	4,095,766
American Express Credit Corp.
4.39%, 11/06/07	744,685	745,435
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	8,067,419	8,070,798
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	1,613,484	1,613,484
Bank of America N.A.
4.31%, 08/10/06	12,411,413	12,411,413
Bank of Ireland
4.34%, 12/20/06(8)	2,482,283	2,482,283
Bank of Nova Scotia
4.22%, 01/03/06	992,913	992,913
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	6,180,884	6,180,641
BMW US Capital LLC
4.34%, 12/15/06(8)	2,482,283	2,482,283
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	6,677,340	6,677,193

Commodore CDO Ltd.
4.56%, 06/13/06(8)	620,571	620,571
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	8,687,990	8,687,990
DEPFA Bank PLC
4.50%, 12/15/06	2,482,283	2,482,283
Descartes Funding Trust
4.37%, 11/15/06(8)	1,117,027	1,117,027
Dexia Credit Local
4.33%, 08/30/06	1,241,141	1,240,979
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	3,946,829	3,946,903
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	2,482,283	2,482,283
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	2,482,283	2,482,277
Fifth Third Bancorp.
4.35%, 11/22/06(8)	4,964,565	4,964,565
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	1,737,598	1,737,598
General Electric Capital Corp.
4.44%, 01/09/07	1,117,027	1,117,930
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	1,861,712	1,861,712
Hartford Life Global Funding Trusts
4.36%, 02/17/07	2,482,283	2,482,283
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	7,446,848	7,446,849
Holmes Financing PLC
4.33%, 12/15/06(8)	6,826,277	6,826,277
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	2,109,940	2,110,429
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	7,198,620	7,198,341
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	2,602,624	2,602,624
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	8,439,761	8,440,036
Lothian Mortgages PLC
4.37%, 01/24/06(8)	1,241,141	1,241,141
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	3,847,538	3,847,931
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	7,422,025	7,426,031
Mound Financing PLC
4.30%, 11/08/06(8)	4,964,565	4,964,565

Natexis Banques Populaires
4.35%, 01/12/07(8)	1,861,712	1,861,712
National City Bank (Ohio)
4.26%, 01/06/06	1,241,141	1,241,138
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	9,184,446	9,184,766
Nordea Bank AB
4.34%, 12/11/06(8)	4,343,995	4,343,995
Nordea Bank PLC
4.23%, 10/02/06	1,489,370	1,489,109
Northern Rock PLC
4.32%, 11/03/06(8)	2,978,739	2,978,840
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	6,751,809	6,751,811
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	6,205,707	6,205,707
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,861,712	1,861,740
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	3,723,424	3,723,010
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	2,109,940	2,109,931
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	5,237,616	5,237,556
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	2,482,283	2,482,283
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	3,847,538	3,847,371
Strips III LLC
4.43%, 07/24/06(8)(9)	669,510	669,510
SunTrust Bank
4.19%, 04/28/06	3,723,424	3,723,424
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	5,535,490	5,535,110
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	5,461,022	5,461,008
Unicredito Italiano SpA
4.43%, 06/14/06	3,226,967	3,226,460
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	2,482,283	2,482,283
US Bank N.A.
4.31%, 09/29/06	1,117,027	1,116,811
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	8,067,419	8,067,419
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	5,121,875	5,121,875
Wells Fargo & Co.
4.36%, 09/15/06(8)	1,241,141	1,241,225
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	2,730,511	2,730,330
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	5,088,679	5,088,642
Winston Funding Ltd.
4.26%, 01/23/06(8)	1,772,350	1,772,350
World Savings Bank
4.29%, 03/09/06	3,723,424	3,723,388

		254,643,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $473,961,316)		473,961,316

TOTAL INVESTMENTS IN SECURITIES—107.63%
(Cost: $6,211,372,013)		6,656,889,866
Other Assets, Less Liabilities—(7.63)%		(471,861,732)

NET ASSETS—100.00%		$6,185,028,134

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.30%
ADVO Inc.(1)	186,419	$5,253,287
Catalina Marketing Corp.(1)	296,499	7,516,250
Greenfield Online Inc.(2)	98,710	578,441
Marchex Inc. Class B(1)(2)	118,124	2,656,609
ValueVision Media Inc. Class A(1)(2)	163,132	2,055,463
Ventiv Health Inc.(2)	159,445	3,766,091

		21,826,141
AEROSPACE & DEFENSE—1.39%
AAR Corp.(1)(2)	193,513	4,634,636
Argon ST Inc.(2)	57,650	1,785,997
Armor Holdings Inc.(1)(2)	205,982	8,785,132
BE Aerospace Inc.(2)	442,978	9,745,516
Curtiss-Wright Corp.	128,911	7,038,541
DRS Technologies Inc.(1)	162,930	8,377,861
EDO Corp.(1)	94,477	2,556,548
Engineered Support Systems Inc.	247,049	10,287,120
Esterline Technologies Corp.(2)	149,627	5,564,628
GenCorp Inc.(1)(2)	324,816	5,765,484
HEICO Corp.(1)	128,476	3,324,959
Herley Industries Inc.(2)	77,187	1,274,357
Innovative Solutions & Support Inc.(2)	79,947	1,021,723
K&F Industries Holdings Inc.(2)	107,162	1,646,008
Kaman Corp. Class A	132,185	2,602,723
Moog Inc. Class A(2)	201,906	5,730,092
MTC Technologies Inc.(2)	59,917	1,640,527
Orbital Sciences Corp.(1)(2)	331,191	4,252,492
Sequa Corp. Class A(2)	37,663	2,600,630
Teledyne Technologies Inc.(2)	198,564	5,778,212
Triumph Group Inc.(2)	94,826	3,471,580
United Industrial Corp.(1)	58,558	2,422,544

		100,307,310
AGRICULTURE—0.31%
Alico Inc.	22,764	1,028,705
Alliance One International Inc.	516,911	2,015,953
Andersons Inc.	39,684	1,709,587
Delta & Pine Land Co.	212,797	4,896,459
Maui Land & Pineapple Co. Inc.(2)	20,447	693,767
Tejon Ranch Co.(2)	51,882	2,071,129
Universal Corp.(1)	152,850	6,627,576
Vector Group Ltd.(1)	183,346	3,331,397

		22,374,573
AIRLINES—0.61%
AirTran Holdings Inc.(1)(2)	517,759	8,299,677
Alaska Air Group Inc.(2)	162,148	5,791,927
Continental Airlines Inc. Class B(1)(2)	507,305	10,805,596

ExpressJet Holdings Inc.(2)	261,054	2,111,927
Frontier Airlines Inc.(1)(2)	212,832	1,966,568
MAIR Holdings Inc.(1)(2)	71,730	337,848
Mesa Air Group Inc.(1)(2)	179,584	1,878,449
Pinnacle Airlines Corp.(2)	116,265	775,488
Republic Airways Holdings Inc.(2)	90,276	1,372,195
SkyWest Inc.	343,913	9,237,503
World Air Holdings Inc.(2)	140,473	1,351,350

		43,928,528
APPAREL—0.94%
Carter’s Inc.(2)	109,695	6,455,551
Cherokee Inc.	41,928	1,441,904
Deckers Outdoor Corp.(1)(2)	60,565	1,672,805
DHB Industries Inc.(2)	163,911	732,682
Guess? Inc.(1)(2)	95,991	3,417,280
Gymboree Corp.(1)(2)	186,028	4,353,055
Hartmarx Corp.(1)(2)	153,867	1,201,701
Kellwood Co.(1)	165,415	3,950,110
K-Swiss Inc. Class A	148,776	4,826,293
Maidenform Brands Inc.(2)	76,630	970,136
Oxford Industries Inc.	83,321	4,557,659
Perry Ellis International Inc.(2)	56,635	1,076,065
Phillips-Van Heusen Corp.	193,359	6,264,832
Russell Corp.(1)	196,419	2,643,800
Skechers U.S.A. Inc. Class A(2)	133,464	2,044,668
Steven Madden Ltd.	81,568	2,384,233
Stride Rite Corp.	216,268	2,932,594
Volcom Inc.(2)	28,081	955,035
Warnaco Group Inc. (The)(1)(2)	275,712	7,367,025
Weyco Group Inc.	34,362	656,314
Wolverine World Wide Inc.	345,059	7,750,025

		67,653,767
AUTO MANUFACTURERS—0.09%
A.S.V. Inc.(1)(2)	105,159	2,626,872
Wabash National Corp.(1)	185,680	3,537,204

		6,164,076
AUTO PARTS & EQUIPMENT—0.73%
Accuride Corp.(2)	65,596	846,188
Aftermarket Technology Corp.(2)	127,167	2,472,126
American Axle & Manufacturing Holdings Inc.(1)	255,328	4,680,162
ArvinMeritor Inc.	418,061	6,015,898
Bandag Inc.	67,167	2,866,016
Commercial Vehicle Group Inc.(2)	86,638	1,627,062
Cooper Tire & Rubber Co.(1)	381,516	5,844,825
Hayes Lemmerz International Inc.(2)	226,402	796,935
Keystone Automotive Industries Inc.(2)	94,006	2,959,309
Modine Manufacturing Co.	207,522	6,763,142
Noble International Ltd.	44,427	925,859
R & B Inc.(2)	59,249	561,681
Standard Motor Products Inc.	88,334	815,323
Strattec Security Corp.(2)	22,603	913,613
Superior Industries International Inc.(1)	132,310	2,945,221
Tenneco Inc.(1)(2)	260,096	5,100,483
Titan International Inc.(1)	91,850	1,584,412
Visteon Corp.(2)	766,950	4,801,107

		52,519,362
BANKS—7.98%
Alabama National Bancorp(1)	81,203	5,258,706
AMCORE Financial Inc.	126,306	3,840,965

AmericanWest Bancorporation(1)(2)	62,050	1,466,241
Ameris Bancorp	70,798	1,404,632
Ames National Corp.(1)	50,307	1,293,393
Arrow Financial Corp.	63,022	1,648,025
Banc Corp. (The)(2)	84,402	963,027
BancFirst Corp.	23,439	1,851,681
Bancorp Inc. (The)(2)	61,791	1,050,447
BancorpSouth Inc.(1)	466,820	10,302,717
BancTrust Financial Group Inc.	55,744	1,120,454
Bank Mutual Corp.	341,236	3,617,102
Bank of Granite Corp.(1)	78,889	1,461,813
Bank of the Ozarks Inc.(1)	67,773	2,500,824
BankFinancial Corp.(2)	146,039	2,143,853
Banner Corp.	62,509	1,950,281
Boston Private Financial Holdings Inc.(1)	204,652	6,225,514
Camden National Corp.	45,568	1,498,276
Capital City Bank Group Inc.(1)	73,015	2,503,684
Capital Corp of the West	55,433	1,798,801
Capital Crossing Bank(1)(2)	31,486	1,051,632
Capitol Bancorp Ltd.	74,359	2,784,001
Cardinal Financial Corp.(1)	145,368	1,599,048
Cascade Bancorp(1)	100,503	2,312,574
Cathay General Bancorp	271,230	9,748,006
Centennial Bank Holdings Inc.(1)(2)	364,456	4,508,321
Center Financial Corp.	66,374	1,669,970
Central Coast Bancorp(2)	68,609	1,697,387
Central Pacific Financial Corp.	181,063	6,503,783
Chemical Financial Corp.(1)	150,274	4,772,702
Chittenden Corp.(1)	276,726	7,695,750
Citizens & Northern Corp.(1)	49,514	1,269,042
Citizens Banking Corp.(1)	257,479	7,145,042
City Bank	46,478	1,653,222
City Holding Co.	107,049	3,848,412
Coastal Financial Corp.	95,412	1,226,998
CoBiz Inc.(1)	87,554	1,596,109
Colony Bankcorp Inc.	32,657	815,772
Columbia Bancorp	33,038	1,362,817
Columbia Banking System Inc.	93,408	2,666,798
Commercial Bankshares Inc.(1)	27,872	985,833
Community Bancorp(2)	32,205	1,018,000
Community Bank System Inc.(1)	180,918	4,079,701
Community Banks Inc.	128,580	3,600,240
Community Trust Bancorp Inc.	88,750	2,729,062
Corus Bankshares Inc.(1)	111,461	6,271,910
CVB Financial Corp.(1)	280,720	5,701,423
Enterprise Financial Services Corp.(1)	46,255	1,049,063
EuroBancshares Inc.(2)	55,108	780,880
Farmers Capital Bank Corp.	36,308	1,116,108
Financial Institutions Inc.	53,683	1,053,260
First BanCorp (Puerto Rico)	408,077	5,064,236
First Bancorp Inc. (North Carolina)	67,968	1,370,235
First Busey Corp. Class A(1)	83,505	1,744,419
First Charter Corp.(1)	181,038	4,283,359
First Citizens BancShares Inc. Class A(1)	35,966	6,273,190
First Commonwealth Financial Corp.(1)	417,037	5,392,288
First Community Bancorp	87,633	4,764,606
First Community Bancshares Inc.	59,973	1,868,759
First Financial Bancorp(1)	190,681	3,340,731
First Financial Bankshares Inc.(1)	109,591	3,842,260
First Financial Corp.	80,541	2,174,607
First Indiana Corp.(1)	63,812	2,193,857
First Merchants Corp.	110,401	2,870,426
First Midwest Bancorp Inc.	272,510	9,554,201

First Oak Brook Bancshares Inc. Class A	39,546	1,105,311
First Regional Bancorp(2)	14,421	974,139
First Republic Bank(1)	129,129	4,779,064
1st Source Corp.	69,932	1,758,790
First South Bancorp Inc.(1)	28,963	1,022,973
First State Bancorp	91,605	2,197,604
FNB Corp. (Pennsylvania)(1)	335,420	5,822,891
FNB Corp. (Virginia)	43,446	1,332,489
Fremont General Corp.(1)	387,135	8,993,146
Frontier Financial Corp.	146,909	4,701,088
GB&T Bancshares Inc.(1)	75,611	1,618,832
Glacier Bancorp Inc.(1)	186,221	5,595,941
Gold Bancorp Inc.	233,635	4,256,830
Great Southern Bancorp Inc.(1)	62,015	1,712,234
Greater Bay Bancorp(1)	305,141	7,817,712
Greene County Bancshares Inc.	48,248	1,320,065
Hancock Holding Co.(1)	159,587	6,033,984
Hanmi Financial Corp.	238,056	4,251,680
Harleysville National Corp.	164,403	3,140,097
Heartland Financial USA Inc.	63,317	1,373,979
Heritage Commerce Corp.	70,647	1,518,910
Hudson United Bancorp	266,881	11,123,600
IBERIABANK Corp.	57,160	2,915,732
Independent Bank Corp. (Massachusetts)	91,956	2,623,505
Independent Bank Corp. (Michigan)	132,448	3,606,559
Integra Bank Corp.	91,549	1,953,656
Interchange Financial Services Corp.	102,085	1,760,966
Irwin Financial Corp.(1)	108,668	2,327,669
Lakeland Bancorp Inc.(1)	109,142	1,604,387
Lakeland Financial Corp.	35,294	1,425,172
Macatawa Bank Corp.(1)	60,841	2,213,396
Main Street Banks Inc.(1)	93,443	2,544,453
MainSource Financial Group Inc.	70,706	1,262,102
MB Financial Inc.	131,002	4,637,471
MBT Financial Corp.	88,195	1,428,759
Mercantile Bank Corp.(1)	45,200	1,740,200
Mid-State Bancshares	136,668	3,655,869
Midwest Banc Holdings Inc.(1)	79,305	1,764,536
Nara Bancorp Inc.(1)	120,124	2,135,805
National Penn Bancshares Inc.(1)	258,077	4,916,367
NBC Capital Corp.	41,355	983,835
NBT Bancorp Inc.	193,378	4,175,031
Northern Empire Bancshares(2)	47,611	1,126,476
Old National Bancorp(1)	407,466	8,817,564
Old Second Bancorp Inc.	80,554	2,462,536
Omega Financial Corp.	75,230	2,096,660
Oriental Financial Group Inc.	126,547	1,564,121
Pacific Capital Bancorp(1)	273,292	9,723,729
Park National Corp.(1)	72,536	7,445,095
Peapack-Gladstone Financial Corp.(1)	49,343	1,376,670
Pennsylvania Commerce Bancorp Inc.(1)(2)	26,272	836,763
Peoples Bancorp Inc.	55,718	1,589,635
Pinnacle Financial Partners Inc.(2)	43,379	1,083,607
Placer Sierra Bancshares	40,079	1,110,589
Preferred Bank	24,677	1,098,126
PremierWest Bancorp(2)	82,323	1,152,522
PrivateBancorp Inc.(1)	98,613	3,507,664
Prosperity Bancshares Inc.(1)	127,610	3,667,511
Provident Bankshares Corp.(1)	196,606	6,639,385
R&G Financial Corp. Class B	166,182	2,193,602
Renasant Corp.	61,991	1,960,775
Republic Bancorp Inc.(1)	459,678	5,470,168
Republic Bancorp Inc. Class A	42,779	917,610

Royal Bancshares of Pennsylvania Class A	27,645	640,268
S&T Bancorp Inc.(1)	158,546	5,837,664
Sandy Spring Bancorp Inc.(1)	87,393	3,048,268
Santander BanCorp(1)	31,826	799,469
SCBT Financial Corp.	48,073	1,606,600
Seacoast Banking Corp. of Florida	75,661	1,736,420
Security Bank Corp.(1)	62,738	1,461,168
Sierra Bancorp(1)	32,190	733,610
Signature Bank(2)	70,054	1,966,416
Simmons First National Corp. Class A	85,842	2,377,823
Southside Bancshares Inc.	58,462	1,180,932
Southwest Bancorp Inc.	81,216	1,624,320
State Bancorp Inc.	58,726	983,073
State National Bancshares Inc.(1)(2)	28,975	773,632
Sterling Bancorp	114,994	2,268,832
Sterling Bancshares Inc.(1)	270,010	4,168,954
Sterling Financial Corp. (Pennsylvania)	152,599	3,021,460
Suffolk Bancorp(1)	63,464	2,143,179
Summit Bancshares Inc.	61,422	1,104,368
Summit Financial Group Inc.(1)	30,621	703,671
Sun Bancorp Inc. (New Jersey)(1)(2)	67,159	1,326,390
Susquehanna Bancshares Inc.	278,186	6,587,444
SVB Financial Group(1)(2)	211,642	9,913,311
SY Bancorp Inc.(1)	71,759	1,795,410
Taylor Capital Group Inc.	26,916	1,087,406
Texas Capital Bancshares Inc.(2)	133,284	2,986,894
Texas Regional Bancshares Inc. Class A	245,451	6,946,263
Tompkins Trustco Inc.	37,841	1,695,277
TriCo Bancshares	72,283	1,690,699
TrustCo Bank Corp. NY(1)	448,798	5,574,071
Trustmark Corp.(1)	282,019	7,747,062
UCBH Holdings Inc.	545,651	9,756,240
UMB Financial Corp.(1)	93,156	5,953,600
Umpqua Holdings Corp.(1)	265,166	7,565,186
Union Bankshares Corp.	52,257	2,252,277
United Bancshares Inc.(1)	223,183	7,864,969
United Community Banks Inc.	188,286	5,019,705
United Security Bancshares Inc.(1)	34,347	920,843
Univest Corp. of Pennsylvania	68,549	1,663,684
Unizan Financial Corp.	131,857	3,502,122
USB Holding Co. Inc.(1)	69,019	1,494,952
Vineyard National Bancorp(1)	46,601	1,437,175
Virginia Commerce Bancorp Inc.(2)	54,551	1,586,889
Virginia Financial Group Inc.	42,712	1,538,913
W Holding Co. Inc.	651,613	5,362,775
Washington Trust Bancorp Inc.	70,742	1,852,026
WesBanco Inc.(1)	135,312	4,114,838
West Bancorporation(1)	99,715	1,864,670
West Coast Bancorp	88,271	2,334,768
Westamerica Bancorp(1)	195,575	10,379,165
Western Alliance Bancorp(2)	23,112	690,355
Western Sierra Bancorp(1)(2)	39,668	1,443,519
Wilshire Bancorp Inc.(1)	92,127	1,583,663
Wintrust Financial Corp.(1)	139,984	7,685,122
Yardville National Bancorp	51,054	1,769,021

		576,084,944
BEVERAGES—0.20%
Boston Beer Co. Inc. Class A(2)	57,659	1,441,475
Coca-Cola Bottling Co. Consolidated	27,742	1,192,906
Farmer Brothers Co.(1)	40,274	778,899
Green Mountain Coffee Roasters Inc.(2)	26,345	1,069,607
Hansen Natural Corp.(1)(2)	89,005	7,014,484

National Beverage Corp.(2)	44,925	438,917
Peet’s Coffee & Tea Inc.(1)(2)	81,405	2,470,642

		14,406,930
BIOTECHNOLOGY—2.16%
Aastrom Biosciences Inc.(2)	607,903	1,282,675
Alexion Pharmaceuticals Inc.(1)(2)	183,110	3,707,977
Applera Corp.-Celera Genomics Group(2)	439,894	4,821,238
Arena Pharmaceuticals Inc.(2)	210,357	2,991,277
ARIAD Pharmaceuticals Inc.(2)	361,013	2,111,926
ArQule Inc.(2)	188,438	1,153,241
Barrier Therapeutics Inc.(2)	87,660	718,812
Bio-Rad Laboratories Inc. Class A(1)(2)	104,874	6,862,955
Cambrex Corp.(1)	157,478	2,955,862
Cell Genesys Inc.(1)(2)	271,037	1,607,249
Coley Pharmaceutical Group Inc.(1)(2)	39,499	598,805
Cotherix Inc.(2)	87,431	928,517
CuraGen Corp.(1)(2)	281,974	868,480
Curis Inc.(2)	286,249	1,019,046
deCODE genetics Inc.(1)(2)	325,527	2,688,853
Digene Corp.(1)(2)	98,715	2,879,517
Diversa Corp.(2)	139,320	668,736
Encysive Pharmaceuticals Inc.(2)	346,604	2,734,706
Enzo Biochem Inc.(1)(2)	164,174	2,039,041
Enzon Pharmaceuticals Inc.(2)	261,821	1,937,475
Exelixis Inc.(1)(2)	495,211	4,664,888
Genitope Corp.(1)(2)	142,399	1,132,072
Genomic Health Inc.(2)	30,304	276,069
Geron Corp.(1)(2)	380,963	3,280,091
GTx Inc.(2)	55,735	421,357
Human Genome Sciences Inc.(1)(2)	779,131	6,669,361
ICOS Corp.(1)(2)	380,739	10,519,819
Illumina Inc.(1)(2)	214,141	3,019,388
Immunogen Inc.(2)	244,975	1,256,722
Incyte Corp.(1)(2)	495,952	2,648,384
Integra LifeSciences Holdings Corp.(1)(2)	122,425	4,341,190
InterMune Inc.(1)(2)	149,117	2,505,166
Keryx Biopharmaceuticals Inc.(1)(2)	164,634	2,410,242
Lexicon Genetics Inc.(2)	379,618	1,385,606
LifeCell Corp.(2)	191,430	3,650,570
Marshall Edwards Inc.(1)(2)	43,806	273,787
Martek Biosciences Corp.(1)(2)	187,212	4,607,287
Maxygen Inc.(2)	152,504	1,145,305
Momenta Pharmaceuticals Inc.(1)(2)	56,752	1,250,814
Monogram Biosciences Inc.(2)	726,899	1,359,301
Myogen Inc.(2)	123,581	3,727,203
Myriad Genetics Inc.(2)	232,644	4,838,995
Nanogen Inc.(1)(2)	324,267	849,580
Nektar Therapeutics(1)(2)	506,751	8,341,121
Northfield Laboratories Inc.(1)(2)	140,196	1,878,626
Orchid Cellmark Inc.(2)	145,949	1,109,212
Regeneron Pharmaceuticals Inc.(2)	207,247	3,305,590
Savient Pharmaceuticals Inc.(2)	362,994	1,357,598
Seattle Genetics Inc.(1)(2)	157,013	741,101
Serologicals Corp.(1)(2)	207,491	4,095,872
StemCells Inc.(1)(2)	373,300	1,287,885
Stratagene Corp.	44,356	445,334
SuperGen Inc.(2)	305,598	1,543,270
Telik Inc.(1)(2)	310,016	5,267,172
Tercica Inc.(2)	66,370	475,873
Vertex Pharmaceuticals Inc.(1)(2)	564,879	15,630,202

		156,288,441

BUILDING MATERIALS—1.04%
AAON Inc.(2)	52,371	938,488
Apogee Enterprises Inc.	165,906	2,690,995
Builders FirstSource Inc.(2)	73,133	1,562,852
Comfort Systems USA Inc.	235,394	2,165,625
Drew Industries Inc.(2)	90,460	2,550,067
Eagle Materials Inc.(1)	109,382	13,383,982
ElkCorp(1)	120,108	4,042,835
Genlyte Group Inc. (The)(1)(2)	143,012	7,661,153
Interline Brands Inc.(2)	74,561	1,696,263
Lennox International Inc.	339,479	9,573,308
LSI Industries Inc.	118,171	1,850,558
Mestek Inc.(1)(2)	17,494	229,171
NCI Building Systems Inc.(1)(2)	124,083	5,271,046
Simpson Manufacturing Co. Inc.(1)	216,406	7,866,358
Texas Industries Inc.	135,271	6,741,907
Trex Co. Inc.(1)(2)	68,564	1,923,220
Universal Forest Products Inc.	95,019	5,249,800

		75,397,628
CHEMICALS—1.48%
American Vanguard Corp.(1)	63,339	1,488,466
Arch Chemicals Inc.	141,008	4,216,139
Balchem Corp.	45,994	1,371,081
CF Industries Holdings Inc.	245,829	3,748,892
Ferro Corp.(1)	249,972	4,689,475
Fuller (H.B.) Co.(1)	171,782	5,509,049
Georgia Gulf Corp.	203,469	6,189,527
Grace (W.R.) & Co.(1)(2)	399,185	3,752,339
Hercules Inc.(2)	673,652	7,612,268
Kronos Worldwide Inc.	21,141	613,300
MacDermid Inc.(1)	180,833	5,045,241
Minerals Technologies Inc.(1)	122,352	6,838,253
NewMarket Corp.(2)	101,477	2,482,127
NL Industries Inc.(1)	46,926	661,187
Octel Corp.	74,451	1,211,318
Olin Corp.	424,486	8,353,884
OM Group Inc.(1)(2)	169,898	3,187,286
Pioneer Companies Inc.(2)	67,318	2,017,520
PolyOne Corp.(2)	548,202	3,524,939
Rockwood Holdings Inc.(2)	121,961	2,406,291
Schulman (A.) Inc.	182,924	3,936,524
Sensient Technologies Corp.(1)	281,796	5,044,148
Spartech Corp.(1)	191,938	4,213,039
Stepan Co.	31,515	847,438
Symyx Technologies Inc.(1)(2)	194,344	5,303,648
Terra Industries Inc.(2)	554,297	3,104,063
Tronox Inc. Class A(2)	104,363	1,364,024
UAP Holding Corp.	199,527	4,074,341
Wellman Inc.	193,615	1,312,710
Westlake Chemical Corp.	80,301	2,313,472
Zoltek Companies Inc.(1)(2)	63,935	561,349

		106,993,338
COAL—0.16%
Alpha Natural Resources Inc.(2)	175,749	3,376,138
Foundation Coal Holdings Inc.(1)	141,571	5,379,698
James River Coal Co.(2)	78,213	2,987,737

		11,743,573
COMMERCIAL SERVICES—4.88%
Aaron Rents Inc.(1)	232,514	4,901,395
ABM Industries Inc.	235,409	4,602,246

ACE Cash Express Inc.(2)	67,841	1,584,087
Administaff Inc.	123,393	5,188,676
Advance America Cash Advance Centers Inc.	407,221	5,049,540
Advisory Board Co. (The)(1)(2)	114,513	5,458,835
Albany Molecular Research Inc.(1)(2)	141,806	1,722,943
Alderwoods Group Inc.(2)	239,118	3,794,803
AMN Healthcare Services Inc.(2)	68,683	1,358,550
Arbitron Inc.	187,349	7,115,515
Bankrate Inc.(1)(2)	56,560	1,669,651
Banta Corp.(1)	148,021	7,371,446
BearingPoint Inc.(1)(2)	1,094,283	8,601,064
Bowne & Co. Inc.(1)	204,008	3,027,479
Bright Horizons Family Solutions Inc.(2)	161,484	5,982,982
CBIZ Inc.(2)	362,978	2,185,128
CDI Corp.(1)	74,663	2,045,766
Central Parking Corp.	119,812	1,643,821
Cenveo Inc.(2)	315,210	4,148,164
Chemed Corp.(1)	150,885	7,495,967
Clark Inc.	96,627	1,280,308
Coinstar Inc.(1)(2)	151,558	3,460,069
Consolidated Graphics Inc.(2)	67,330	3,187,402
Corinthian Colleges Inc.(1)(2)	542,620	6,392,064
Corrections Corp. of America(2)	233,551	10,502,788
CorVel Corp.(2)	34,651	658,022
CoStar Group Inc.(1)(2)	97,020	4,188,353
CRA International Inc.(1)(2)	66,168	3,155,552
Cross Country Healthcare Inc.(1)(2)	192,306	3,419,201
DeVry Inc.(2)	347,382	6,947,640
DiamondCluster International Inc. Class A(2)	177,349	1,408,151
Dollar Thrifty Automotive Group Inc.(1)(2)	149,868	5,405,739
Educate Inc.(2)	109,395	1,290,861
Electro Rent Corp.(2)	107,173	1,597,949
Escala Group Inc.(1)(2)	35,903	728,113
Euronet Worldwide Inc.(1)(2)	185,326	5,152,063
Exponent Inc.(2)	47,580	1,350,320
First Advantage Corp. Class A(2)	47,451	1,267,416
Forrester Research Inc.(2)	77,096	1,445,550
FTI Consulting Inc.(1)(2)	232,795	6,387,895
Gartner Inc.(1)(2)	331,612	4,277,795
Geo Group Inc. (The)(2)	57,070	1,308,615
Gevity HR Inc.(1)	164,864	4,240,302
Global Cash Access Inc.(2)	96,184	1,403,325
Healthcare Services Group Inc.(1)	158,698	3,286,636
Heartland Payment Systems Inc.(2)	49,005	1,061,448
Heidrick & Struggles International Inc.(2)	116,309	3,727,703
Hooper Holmes Inc.	389,839	994,089
Hudson Highland Group Inc.(1)(2)	143,258	2,486,959
Huron Consulting Group Inc.(2)	39,876	956,625
iPayment Holdings Inc.(2)	76,755	3,186,868
Jackson Hewitt Tax Service Inc.(1)	209,747	5,812,089
Kelly Services Inc. Class A(1)	109,264	2,864,902
Kenexa Corp.(2)	34,355	724,890
Kforce Inc.(1)(2)	191,856	2,141,113
Korn/Ferry International(1)(2)	214,983	4,018,032
Labor Ready Inc.(2)	317,523	6,610,829
Landauer Inc.	53,412	2,461,759
Learning Tree International Inc.(1)(2)	53,509	686,520
LECG Corp.(2)	87,927	1,528,171
Lincoln Educational Services Corp.(2)	25,139	358,482
MAXIMUS Inc.(1)	114,289	4,193,263
McGrath RentCorp	122,768	3,412,950
Midas Inc.(1)(2)	95,507	1,753,509
Monro Muffler Brake Inc.	62,564	1,896,940

Morningstar Inc.(2)	50,746	1,757,841
MPS Group Inc.(2)	618,246	8,451,423
Navigant Consulting Inc.(1)(2)	292,142	6,421,281
NCO Group Inc.(1)(2)	191,471	3,239,689
Odyssey Marine Exploration Inc.(2)	234,539	830,268
PAREXEL International Corp.(1)(2)	155,745	3,155,394
PHH Corp.(1)(2)	313,531	8,785,139
PRA International(2)	66,999	1,886,022
Pre-Paid Legal Services Inc.(1)	58,330	2,228,789
PRG-Schultz International Inc.(2)	244,641	149,231
Providence Service Corp. (The)(2)	56,321	1,621,482
QC Holdings Inc.(1)(2)	44,098	508,450
Quanta Services Inc.(1)(2)	695,830	9,164,081
Rent-Way Inc.(1)(2)	156,591	1,000,616
Resources Connection Inc.(1)(2)	283,784	7,395,411
Rollins Inc.(1)	171,615	3,382,532
Senomyx Inc.(2)	143,739	1,742,117
SFBC International Inc.(1)(2)	109,147	1,747,443
Sotheby’s Holdings Inc. Class A(1)(2)	217,638	3,995,834
Source Interlink Companies Inc.(1)(2)	197,002	2,190,662
SOURCECORP Inc.(2)	93,487	2,241,818
Spherion Corp.(2)	367,810	3,681,778
StarTek Inc.	66,526	1,197,468
Stewart Enterprises Inc. Class A(1)	634,259	3,431,341
Strayer Education Inc.(1)	87,357	8,185,351
TeleTech Holdings Inc.(1)(2)	212,714	2,563,204
TNS Inc.(2)	63,781	1,223,320
United Rentals Inc.(1)(2)	401,578	9,392,909
Universal Technical Institute Inc.(1)(2)	127,559	3,946,675
Valassis Communications Inc.(2)	297,979	8,662,250
Vertrue Inc.(1)(2)	45,415	1,604,512
Viad Corp.	132,905	3,898,104
Volt Information Sciences Inc.(2)	47,998	912,922
Watson Wyatt & Co. Holdings(1)	250,782	6,996,818
Wright Express Corp.(2)	239,717	5,273,774

		352,433,277
COMPUTERS—2.80%
Advanced Digital Information Corp.(2)	380,781	3,727,846
Agilysys Inc.	181,505	3,307,021
Ansoft Corp.(2)	38,498	1,310,857
Anteon International Corp.(1)(2)	165,019	8,968,783
Brocade Communications Systems Inc.(2)	1,601,521	6,518,190
Catapult Communications Corp.(2)	58,157	860,142
CIBER Inc.(1)(2)	317,281	2,094,055
COMSYS IT Partners Inc.(2)	91,185	1,007,594
Covansys Corp.(2)	183,889	2,502,729
CyberGuard Corp.(1)(2)	126,149	1,113,896
Dot Hill Systems Corp.(2)	261,486	1,812,098
Echelon Corp.(2)	176,330	1,380,664
Electronics For Imaging Inc.(1)(2)	322,737	8,588,032
FactSet Research Systems Inc.(1)	204,699	8,425,411
Gateway Inc.(1)(2)	1,538,690	3,862,112
Henry (Jack) & Associates Inc.(1)	432,696	8,255,840
Hutchinson Technology Inc.(1)(2)	150,705	4,287,557
iGATE Corp.(2)	125,183	608,389
IHS Inc. Class A(2)	90,575	1,858,599
Imation Corp.	200,605	9,241,872
Integral Systems Inc.	61,989	1,169,113
Intergraph Corp.(1)(2)	168,320	8,384,019
InterVoice-Brite Inc.(2)	226,058	1,799,422
Kanbay International Inc.(2)	147,567	2,344,840
Komag Inc.(1)(2)	172,755	5,987,688

Kronos Inc.(1)(2)	191,257	8,006,018
Lexar Media Inc.(1)(2)	475,662	3,905,185
Magma Design Automation Inc.(2)	209,621	1,762,913
Manhattan Associates Inc.(2)	165,133	3,381,924
Maxtor Corp.(1)(2)	1,509,748	10,477,651
McDATA Corp. Class A(1)(2)	925,360	3,516,368
Mentor Graphics Corp.(2)	466,063	4,819,091
Mercury Computer Systems Inc.(1)(2)	124,679	2,572,128
MICROS Systems Inc.(1)(2)	226,808	10,959,363
Mobility Electronics Inc.(1)(2)	160,055	1,546,131
MTS Systems Corp.	117,975	4,086,654
Ness Technologies Inc.(2)	113,157	1,218,701
NetScout Systems Inc.(2)	141,693	772,227
Palm Inc.(1)(2)	249,159	7,923,256
PAR Technology Corp.(2)	24,058	667,850
Perot Systems Corp. Class A(2)	488,351	6,905,283
Quantum Corp.(2)	1,094,296	3,337,603
Rackable Systems Inc.(2)	42,279	1,204,106
Radiant Systems Inc.(1)(2)	136,899	1,664,692
RadiSys Corp.(1)(2)	119,055	2,064,414
Rimage Corp.(2)	56,595	1,640,123
SI International Inc.(1)(2)	57,879	1,769,361
Silicon Storage Technology Inc.(2)	524,192	2,647,170
Stratasys Inc.(1)(2)	62,137	1,554,046
Sykes Enterprises Inc.(2)	153,601	2,053,645
Synaptics Inc.(2)	130,915	3,236,219
Syntel Inc.	46,786	974,552
TALX Corp.	113,350	5,181,228
3D Systems Corp.(1)(2)	72,699	1,308,582
Tyler Technologies Inc.(1)(2)	210,779	1,850,640

		202,423,893
COSMETICS & PERSONAL CARE—0.15%
Chattem Inc.(1)(2)	106,120	3,861,707
Elizabeth Arden Inc.(1)(2)	151,806	3,045,228
Inter Parfums Inc.	25,852	464,302
Parlux Fragrances Inc.(1)(2)	37,208	1,135,960
Revlon Inc. Class A(1)(2)	865,857	2,684,157

		11,191,354
DISTRIBUTION & WHOLESALE—1.18%
Aviall Inc.(1)(2)	199,577	5,747,818
Beacon Roofing Supply Inc.(1)(2)	107,782	3,096,577
Bell Microproducts Inc.(2)	173,010	1,323,526
BlueLinx Holdings Inc.	57,842	650,722
Brightpoint Inc.(2)	162,200	4,497,806
Building Materials Holdings Corp.(1)	83,014	5,662,385
Central European Distribution Corp.(1)(2)	115,741	4,645,844
Handleman Co.(1)	123,314	1,531,560
Hughes Supply Inc.	396,081	14,199,504
Huttig Building Products Inc.(2)	83,601	702,248
LKQ Corp.(2)	98,392	3,406,331
MWI Veterinary Supply Inc.(2)	28,631	738,966
Navarre Corp.(1)(2)	152,832	845,161
NuCo2 Inc.(1)(2)	64,052	1,785,770
Owens & Minor Inc.	236,744	6,517,562
ScanSource Inc.(1)(2)	75,552	4,131,183
United Stationers Inc.(2)	198,016	9,603,776
Watsco Inc.(1)	127,977	7,654,304
WESCO International Inc.(1)(2)	191,339	8,175,915

		84,916,958

DIVERSIFIED FINANCIAL SERVICES—1.97%
Accredited Home Lenders Holding Co.(1)(2)	104,964	5,204,115
Advanta Corp. Class B(1)	113,303	3,675,549
Archipelago Holdings Inc.(1)(2)	175,975	8,758,276
Asset Acceptance Capital Corp.(2)	53,377	1,198,847
Asta Funding Inc.(1)	61,708	1,687,097
BKF Capital Group Inc.(1)	40,555	768,517
Calamos Asset Management Inc. Class A	137,058	4,310,474
CharterMac	240,608	5,096,077
Cohen & Steers Inc.	50,034	932,133
Collegiate Funding Services LLC(2)	87,915	1,736,321
CompuCredit Corp.(2)	133,375	5,132,270
Delta Financial Corp.(1)	64,287	538,725
Doral Financial Corp.(1)	513,291	5,440,885
Encore Capital Group Inc.(1)(2)	87,727	1,522,063
eSpeed Inc.(2)	125,103	964,544
Federal Agricultural Mortgage Corp.(1)	65,393	1,957,212
Financial Federal Corp.(1)	103,924	4,619,422
GAMCO Investors Inc. Class A	42,616	1,855,074
GFI Group Inc.(2)	34,963	1,658,295
Greenhill & Co. Inc.	71,387	4,009,094
IntercontinentalExchange Inc.(2)	112,446	4,087,412
International Securities Exchange Inc.(1)(2)	67,436	1,855,839
Investment Technology Group Inc.(1)(2)	236,419	8,378,689
Knight Capital Group Inc. Class A(2)	640,542	6,334,960
LaBranche & Co. Inc.(1)(2)	321,946	3,254,874
MarketAxess Holdings Inc.(1)(2)	144,623	1,653,041
Marlin Business Services Corp.(2)	38,402	917,424
Nasdaq Stock Market Inc. (The)(1)(2)	266,181	9,364,248
National Financial Partners Corp.	210,305	11,051,528
Ocwen Financial Corp.(1)(2)	205,289	1,786,014
optionsXpress Holdings Inc.	123,033	3,020,460
Piper Jaffray Companies Inc.(1)(2)	122,515	4,949,606
Portfolio Recovery Associates Inc.(1)(2)	92,949	4,316,552
Sanders Morris Harris Group Inc.(1)	75,691	1,240,575
Stifel Financial Corp.(2)	50,169	1,885,853
SWS Group Inc.	91,666	1,919,486
TradeStation Group Inc.(1)(2)	119,094	1,474,384
United PanAm Financial Corp.(1)(2)	29,788	770,616
Waddell & Reed Financial Inc. Class A(1)	453,991	9,520,191
World Acceptance Corp.(1)(2)	113,309	3,229,306

		142,076,048
ELECTRIC—1.49%
ALLETE Inc.	151,184	6,652,096
Aquila Inc.(2)	2,226,474	8,015,306
Avista Corp.	289,253	5,122,671
Black Hills Corp.(1)	193,106	6,683,399
Central Vermont Public Service Corp.	72,864	1,312,281
CH Energy Group Inc.(1)	94,024	4,315,702
Cleco Corp.(1)	297,597	6,204,897
Duquesne Light Holdings Inc.(1)	462,417	7,546,645
El Paso Electric Co.(2)	284,643	5,988,889
Empire District Electric Co. (The)(1)	154,014	3,131,105
IDACORP Inc.(1)	251,593	7,371,675
ITC Holdings Corp.	76,515	2,149,306
MGE Energy Inc.	122,077	4,139,631
NorthWestern Corp.	212,388	6,598,895
Ormat Technologies Inc.	42,831	1,119,602
Otter Tail Corp.	173,938	5,040,723
Pike Electric Corp.(2)	80,632	1,307,851
Sierra Pacific Resources Corp.(2)	1,093,782	14,262,917
UIL Holdings Corp.(1)	87,349	4,017,181
UniSource Energy Corp.	205,986	6,426,763

		107,407,535

ELECTRICAL COMPONENTS & EQUIPMENT—0.79%
Advanced Energy Industries Inc.(2)	165,981	1,963,555
American Superconductor Corp.(1)(2)	190,533	1,499,495
Artesyn Technologies Inc.(1)(2)	223,788	2,305,016
Belden CDT Inc.(1)	258,481	6,314,691
C&D Technologies Inc.(1)	151,237	1,152,426
China Energy Savings Technology Inc.(1)(2)	8,176	68,024
Color Kinetics Inc.(1)(2)	77,838	1,120,089
Encore Wire Corp.(1)(2)	95,451	2,172,465
Energy Conversion Devices Inc.(2)	120,389	4,905,852
EnerSys(2)	274,239	3,576,077
General Cable Corp.(2)	235,859	4,646,422
GrafTech International Ltd.(2)	582,320	3,622,030
Greatbatch Inc.(1)(2)	128,775	3,349,438
Intermagnetics General Corp.(1)(2)	167,438	5,341,272
Littelfuse Inc.(1)(2)	133,710	3,643,597
Medis Technologies Ltd.(1)(2)	88,590	1,303,159
Powell Industries Inc.(2)	40,395	725,494
Power-One Inc.(1)(2)	445,054	2,679,225
Superior Essex Inc.(2)	102,196	2,060,271
Ultralife Batteries Inc.(1)(2)	85,743	1,028,916
Universal Display Corp.(1)(2)	140,371	1,475,299
Valence Technology Inc.(1)(2)	262,764	404,657
Vicor Corp.	114,358	1,808,000

		57,165,470
ELECTRONICS—2.26%
American Science & Engineering Inc.(2)	48,798	3,043,531
Analogic Corp.	81,776	3,912,982
Badger Meter Inc.(1)	33,538	1,316,031
Bel Fuse Inc. Class B(1)	68,588	2,181,098
Benchmark Electronics Inc.(1)(2)	248,592	8,360,149
Brady Corp. Class A(1)	245,843	8,894,600
Checkpoint Systems Inc.(1)(2)	225,766	5,565,132
Cogent Inc.(2)	142,770	3,238,024
Coherent Inc.(1)(2)	183,653	5,450,821
CTS Corp.(1)	219,366	2,426,188
Cubic Corp.(1)	92,748	1,851,250
Cymer Inc.(1)(2)	216,376	7,683,512
Daktronics Inc.(1)	89,469	2,645,598
Dionex Corp.(2)	121,005	5,938,925
Electro Scientific Industries Inc.(1)(2)	170,386	4,114,822
Excel Technology Inc.(2)	71,952	1,711,019
Fargo Electronics(2)	75,113	1,445,925
FARO Technologies Inc.(1)(2)	67,675	1,353,500
FEI Co.(1)(2)	142,449	2,730,747
Identix Inc.(1)(2)	530,668	2,658,647
II-VI Inc.(1)(2)	137,653	2,459,859
International DisplayWorks Inc.(1)(2)	188,200	1,117,908
Ionatron Inc.(1)(2)	144,149	1,457,346
Itron Inc.(2)	147,841	5,919,554
Keithley Instruments Inc.	76,232	1,065,723
KEMET Corp.(1)(2)	516,073	3,648,636
LaBarge Inc.(2)	59,973	861,812
LeCroy Corp.(2)	73,606	1,125,436
Lo-Jack Corp.(2)	100,977	2,436,575
Measurements Specialties Inc.(2)	70,545	1,717,771
Methode Electronics Inc.	217,123	2,164,716
Metrologic Instruments Inc.(2)	70,488	1,357,599
Molecular Devices Corp.(1)(2)	100,989	2,921,612
Multi-Fineline Electronix Inc.(1)(2)	47,972	2,310,811

OSI Systems Inc.(1)(2)	89,802	1,651,459
Park Electrochemical Corp.	119,227	3,097,517
Paxar Corp.(1)(2)	209,245	4,107,479
Photon Dynamics Inc.(1)(2)	100,981	1,845,933
Plexus Corp.(1)(2)	258,627	5,881,178
Rofin-Sinar Technologies Inc.(2)	89,981	3,911,474
Rogers Corp.(1)(2)	98,037	3,841,090
Sonic Solutions Inc.(1)(2)	144,805	2,188,004
Spatialight Inc.(1)(2)	172,224	597,617
Sypris Solutions Inc.	53,226	531,195
Taser International Inc.(1)(2)	364,742	2,545,899
Technitrol Inc.	241,299	4,126,213
TTM Technologies Inc.(2)	246,130	2,313,622
Varian Inc.(2)	191,203	7,607,967
Viisage Technology Inc.(1)(2)	77,447	1,363,845
Watts Water Technologies Inc. Class A(1)	149,191	4,518,995
Woodward Governor Co.	58,659	5,045,261
X-Rite Inc.(1)	126,299	1,262,990

		163,525,597
ENERGY-ALTERNATE SOURCES—0.49%
Covanta Holding Corp.(2)	641,941	9,667,631
Evergreen Solar Inc.(1)(2)	235,740	2,510,631
FuelCell Energy Inc.(1)(2)	287,596	2,435,938
Headwaters Inc.(1)(2)	246,662	8,741,701
KFx Inc.(1)(2)	350,656	5,999,724
Pacific Ethanol Inc.(1)(2)	18,769	203,081
Plug Power Inc.(1)(2)	301,641	1,547,418
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	269,597	722,520
SunPower Corp. Class A(1)(2)	46,906	1,594,335
Syntroleum Corp.(1)(2)	233,086	2,104,767

		35,527,746
ENGINEERING & CONSTRUCTION—0.81%
Dycom Industries Inc.(2)	237,945	5,234,790
EMCOR Group Inc.(1)(2)	91,553	6,182,574
Granite Construction Inc.(1)	206,417	7,412,434
Infrasource Services Inc.(2)	77,154	1,009,174
Insituform Technologies Inc. Class A(1)(2)	159,777	3,094,880
Layne Christensen Co.(2)	68,824	1,750,194
Perini Corp.(1)(2)	115,140	2,780,631
Shaw Group Inc. (The)(1)(2)	462,645	13,458,343
URS Corp.(1)(2)	243,432	9,155,478
Washington Group International Inc.(1)	155,261	8,224,175

		58,302,673
ENTERTAINMENT—0.70%
Alliance Gaming Corp.(2)	304,832	3,968,913
Bluegreen Corp.(1)(2)	123,691	1,954,318
Carmike Cinemas Inc.	73,415	1,861,804
Churchill Downs Inc.(1)	46,354	1,702,582
Dover Downs Gaming & Entertainment Inc.	57,052	807,286
Dover Motorsports Inc.	91,765	560,684
Great Wolf Resorts Inc.(2)	152,365	1,570,883
Isle of Capri Casinos Inc.(1)(2)	84,318	2,053,986
Macrovision Corp.(1)(2)	300,772	5,031,916
Magna Entertainment Corp. Class A(1)(2)	223,740	1,597,504
Mikohn Gaming Corp.(2)	225,464	2,225,330
Pinnacle Entertainment Inc.(1)(2)	241,645	5,971,048
Shuffle Master Inc.(1)(2)	211,812	5,324,954
Six Flags Inc.(1)(2)	555,485	4,282,789
Speedway Motorsports Inc.	91,866	3,184,994

Steinway Musical Instruments Inc.(2)	42,159	1,075,476
Sunterra Corp.(2)	116,086	1,650,743
Vail Resorts Inc.(1)(2)	183,547	6,062,557

		50,887,767
ENVIRONMENTAL CONTROL—0.57%
Aleris International Inc.(1)(2)	183,561	5,918,007
American Ecology Corp.	72,141	1,040,995
Calgon Carbon Corp.(1)	201,557	1,146,859
Casella Waste Systems Inc. Class A(2)	115,425	1,476,286
Clean Harbors Inc.(2)	113,968	3,283,418
Darling International Inc.(2)	381,301	1,513,765
Duratek Inc.(1)(2)	83,408	1,245,281
Metal Management Inc.	129,635	3,015,310
Mine Safety Appliances Co.(1)	172,107	6,231,994
Tetra Tech Inc.(2)	312,170	4,891,704
Waste Connections Inc.(1)(2)	279,248	9,622,886
Waste Holdings Inc.	34,662	446,447
Waste Services Inc.(1)(2)	381,181	1,269,333

		41,102,285
FOOD—1.30%
American Italian Pasta Co. Class A(1)	110,253	749,720
Arden Group Inc. Class A	7,907	719,458
Chiquita Brands International Inc.(1)	248,752	4,977,528
Corn Products International Inc.	448,393	10,712,109
Diamond Foods Inc.	38,044	752,130
Flowers Foods Inc.(1)	298,981	8,239,916
Gold Kist Inc.(2)	307,063	4,590,592
Great Atlantic & Pacific Tea Co.(1)(2)	104,278	3,313,955
Hain Celestial Group Inc.(1)(2)	174,339	3,689,013
Ingles Markets Inc. Class A	66,407	1,039,270
J&J Snack Foods Corp.(1)	37,379	2,220,686
Lance Inc.	177,961	3,315,413
M&F Worldwide Corp.(2)	64,251	1,048,576
Nash Finch Co.	76,263	1,943,181
Pathmark Stores Inc.(2)	298,451	2,981,525
Performance Food Group Co.(1)(2)	224,149	6,359,107
Premium Standard Farms Inc.	58,790	879,498
Ralcorp Holdings Inc.(2)	176,809	7,056,447
Ruddick Corp.	203,807	4,337,013
Sanderson Farms Inc.(1)	106,780	3,259,993
Sanfilippo (John B.) & Son Inc.(2)	46,986	607,529
Seaboard Corp.(1)	2,105	3,180,655
Spartan Stores Inc.(2)	124,050	1,292,601
Tootsie Roll Industries Inc.(1)	149,070	4,312,595
United Natural Foods Inc.(1)(2)	243,735	6,434,604
Weis Markets Inc.	84,843	3,651,643
Wild Oats Markets Inc.(1)(2)	170,616	2,061,041

		93,725,798
FOREST PRODUCTS & PAPER—0.66%
Bowater Inc.(1)	333,490	10,244,813
Buckeye Technologies Inc.(2)	183,785	1,479,469
Caraustar Industries Inc.(1)(2)	171,769	1,492,673
Deltic Timber Corp.	59,850	3,103,821
Glatfelter Co.(1)	262,363	3,722,931
Longview Fibre Co.(1)	304,639	6,339,538
Mercer International Inc.(1)(2)	170,924	1,343,463
Neenah Paper Inc.	88,048	2,465,344
Potlatch Corp.	172,806	8,809,650
Rock-Tenn Co. Class A	175,839	2,400,202
Schweitzer-Mauduit International Inc.(1)	90,679	2,247,026

Wausau Paper Corp.	253,356	3,002,269
Xerium Technologies Inc.	79,572	669,201

		47,320,400
GAS—0.78%
Cascade Natural Gas Corp.	67,178	1,310,643
EnergySouth Inc.	40,555	1,086,063
Laclede Group Inc. (The)	126,007	3,680,664
New Jersey Resources Corp.(1)	163,632	6,854,544
Nicor Inc.(1)	265,215	10,425,602
Northwest Natural Gas Co.	164,338	5,617,073
Peoples Energy Corp.(1)	226,748	7,952,052
South Jersey Industries Inc.	166,727	4,858,425
Southwest Gas Corp.	223,119	5,890,342
WGL Holdings Inc.(1)	290,386	8,729,003

		56,404,411
HAND & MACHINE TOOLS—0.50%
Baldor Electric Co.(1)	197,923	5,076,725
Franklin Electric Co. Inc.(1)	132,520	5,239,841
Kennametal Inc.	226,361	11,553,465
Lincoln Electric Holdings Inc.(1)	218,842	8,679,274
Regal-Beloit Corp.(1)	153,996	5,451,458

		36,000,763
HEALTH CARE-PRODUCTS—3.57%
Abaxis Inc.(2)	118,158	1,947,244
ABIOMED Inc.(1)(2)	113,433	1,048,121
Adeza Biomedical Corp.(2)	25,116	528,692
Align Technology Inc.(1)(2)	366,835	2,373,422
American Medical Systems Holdings Inc.(2)	411,927	7,344,658
AngioDynamics Inc.(2)	13,876	354,254
Animas Corp.(2)	73,139	1,766,307
Arrow International Inc.(1)	126,228	3,659,350
ArthroCare Corp.(1)(2)	144,586	6,092,854
Aspect Medical Systems Inc.(1)(2)	97,015	3,332,465
Biosite Inc.(1)(2)	100,765	5,672,062
Bruker BioSciences Corp.(2)	223,074	1,084,140
Caliper Life Sciences Inc.(2)	178,981	1,052,408
Candela Corp.(1)(2)	134,795	1,946,440
Cantel Medical Corp.(2)	67,196	1,205,496
Cepheid Inc.(1)(2)	253,414	2,224,975
CONMED Corp.(2)	175,085	4,142,511
Cyberonics Inc.(1)(2)	126,945	4,100,323
Datascope Corp.	69,849	2,308,509
DexCom Inc.(2)	27,894	416,178
Diagnostic Products Corp.	136,199	6,612,461
DJ Orthopedics Inc.(2)	129,409	3,569,100
Encore Medical Corp.(1)(2)	240,439	1,190,173
EPIX Pharmaceuticals Inc.(2)	137,911	557,160
ev3 Inc.(2)	57,873	853,048
FoxHollow Technologies Inc.(1)(2)	82,868	2,468,638
Haemonetics Corp.(2)	154,372	7,542,616
HealthTronics Inc.(2)	202,069	1,545,828
Hologic Inc.(1)(2)	259,880	9,854,650
ICU Medical Inc.(2)	82,508	3,235,139
Immucor Inc.(2)	270,999	6,330,537
IntraLase Corp.(1)(2)	77,245	1,377,278
Intuitive Surgical Inc.(1)(2)	207,190	24,297,171
Invacare Corp.(1)	181,901	5,728,062
Inverness Medical Innovations Inc.(1)(2)	120,247	2,851,056
IRIS International Inc.(2)	97,967	2,141,559
Kensey Nash Corp.(1)(2)	55,659	1,226,168

Kyphon Inc.(1)(2)	173,387	7,079,391
Laserscope(1)(2)	118,518	2,661,914
LCA-Vision Inc.(1)	121,366	5,766,099
Lifeline Systems Inc.(1)(2)	73,046	2,670,562
Luminex Corp.(1)(2)	152,402	1,770,911
Mentor Corp.(1)	192,126	8,853,166
Merge Technologies Inc.(2)	122,685	3,072,032
Meridian Bioscience Inc.	110,169	2,218,804
Merit Medical Systems Inc.(1)(2)	158,698	1,926,594
Micro Therapeutics Inc.(2)	63,098	437,269
Neurometrix Inc.(2)	34,117	930,712
NuVasive Inc.(2)	91,196	1,650,648
NxStage Medical Inc.(2)	34,544	413,146
Oakley Inc.(1)	145,140	2,132,107
Occulogix Inc.(1)(2)	70,702	509,054
OraSure Technologies Inc.(1)(2)	266,820	2,353,352
Palomar Medical Technologies Inc.(2)	100,657	3,527,021
PolyMedica Corp.(1)	143,787	4,812,551
PSS World Medical Inc.(1)(2)	385,611	5,722,467
Somanetics Corp.(1)(2)	60,700	1,942,400
SonoSite Inc.(1)(2)	91,922	3,218,189
Stereotaxis Inc.(2)	84,061	723,765
Steris Corp.	413,233	10,339,090
SurModics Inc.(1)(2)	89,987	3,328,619
Sybron Dental Specialties Inc.(2)	239,103	9,518,690
Symmetry Medical Inc.(2)	49,458	958,991
ThermoGenesis Corp.(2)	273,500	1,321,005
Thoratec Corp.(1)(2)	287,884	5,956,320
TriPath Imaging Inc.(2)	180,680	1,091,307
Ventana Medical Systems Inc.(1)(2)	185,796	7,868,461
Viasys Healthcare Inc.(2)	185,954	4,779,018
Vital Images Inc.(2)	73,157	1,913,056
Vital Sign Inc.	32,839	1,406,166
VNUS Medical Technologies Inc.(2)	30,418	254,903
West Pharmaceutical Services Inc.	185,477	4,642,489
Wright Medical Group Inc.(1)(2)	173,158	3,532,423
Young Innovations Inc.	28,314	964,941
Zoll Medical Corp.(2)	57,164	1,439,961

		257,688,647
HEALTH CARE-SERVICES—1.87%
Alliance Imaging Inc.(2)	81,804	486,734
Allied Healthcare International Inc.(2)	181,594	1,114,987
Amedisys Inc.(1)(2)	92,142	3,892,078
America Service Group Inc.(2)	64,535	1,023,525
American Dental Partners Inc.(2)	71,275	1,288,652
American Healthways Inc.(2)	197,790	8,949,997
American Retirement Corp.(2)	165,188	4,151,174
AmSurg Corp.(2)	175,980	4,022,903
Apria Healthcare Group Inc.(2)	292,446	7,050,873
Beverly Enterprises Inc.(1)(2)	653,000	7,620,510
Bio-Reference Laboratories Inc.(1)(2)	60,184	1,132,061
Brookdale Senior Living Inc.	66,207	1,973,631
Centene Corp.(2)	249,441	6,557,804
Genesis HealthCare Corp.(1)(2)	118,245	4,318,307
Gentiva Health Services Inc.(1)(2)	139,384	2,054,520
Horizon Health Corp.(2)	62,792	1,420,983
Kindred Healthcare Inc.(2)	169,868	4,375,800
LHC Group Inc.(2)	28,616	498,777
Magellan Health Services Inc.(1)(2)	160,534	5,048,794
Matria Healthcare Inc.(2)	122,383	4,743,565
MedCath Corp.(2)	43,698	810,598
Molina Healthcare Inc.(2)	65,982	1,757,760

National Healthcare Corp.	37,565	1,404,180
Odyssey Healthcare Inc.(1)(2)	205,791	3,835,944
Option Care Inc.(1)	129,297	1,727,408
PainCare Holdings Inc.(1)(2)	277,164	903,555
Pediatrix Medical Group Inc.(2)	147,316	13,047,778
Psychiatric Solutions Inc.(2)	151,871	8,920,903
Radiation Therapy Services Inc.(2)	66,022	2,331,237
RehabCare Group Inc.(1)(2)	99,940	2,018,788
Res-Care Inc.(2)	120,583	2,094,527
Specialty Laboratories Inc.(2)	45,255	590,578
Sunrise Senior Living Inc.(1)(2)	197,428	6,655,298
Symbion Inc.(2)	103,426	2,378,798
U.S. Physical Therapy Inc.(2)	70,714	1,306,088
United Surgical Partners International Inc.(1)(2)	257,880	8,290,842
VistaCare Inc. Class A(2)	66,119	826,487
Wellcare Health Plans Inc.(2)	110,959	4,532,675

		135,159,119
HOLDING COMPANIES-DIVERSIFIED—0.17%
Resource America Inc. Class A	94,846	1,617,124
Walter Industries Inc.(1)	216,165	10,747,724

		12,364,848
HOME BUILDERS—0.73%
Brookfield Homes Corp.(1)	87,404	4,346,601
Champion Enterprises Inc.(1)(2)	451,421	6,148,354
Coachmen Industries Inc.	84,672	999,976
Comstock Homebuilding Companies Inc. Class A(1)(2)	30,281	427,265
Fleetwood Enterprises Inc.(1)(2)	380,363	4,697,483
Levitt Corp. Class A	98,031	2,229,225
M/I Homes Inc.(1)	74,108	3,010,267
Monaco Coach Corp.(1)	155,624	2,069,799
Orleans Homebuilders Inc.(1)	24,555	450,584
Palm Harbor Homes Inc.(1)(2)	56,935	1,070,378
Skyline Corp.	40,637	1,479,187
Technical Olympic USA Inc.	94,476	1,992,499
Thor Industries Inc.(1)	206,184	8,261,793
WCI Communities Inc.(1)(2)	207,063	5,559,642
William Lyon Homes Inc.(2)	14,711	1,484,340
Williams Scotsman International Inc.(2)	92,483	1,600,881
Winnebago Industries Inc.(1)	199,003	6,622,820

		52,451,094
HOME FURNISHINGS—0.56%
American Woodmark Corp.(1)	67,607	1,675,978
Audiovox Corp. Class A(2)	101,939	1,412,875
Bassett Furniture Industries Inc.(1)	61,871	1,144,613
DTS Inc.(2)	103,342	1,529,462
Ethan Allen Interiors Inc.(1)	208,178	7,604,742
Furniture Brands International Inc.(1)	292,446	6,530,319
Hooker Furniture Corp.	62,193	1,066,610
Kimball International Inc. Class B	133,065	1,414,481
La-Z-Boy Inc.(1)	311,189	4,219,723
Maytag Corp.	475,296	8,945,071
Stanley Furniture Co. Inc.(1)	77,592	1,798,583
TiVo Inc.(1)(2)	340,297	1,742,321
Universal Electronics Inc.(2)	80,893	1,393,786

		40,478,564
HOUSEHOLD PRODUCTS & WARES—0.90%
Blyth Inc.(1)	158,428	3,319,067
Central Garden & Pet Co.(2)	115,082	5,286,867

CNS Inc.	83,892	1,838,074
CSS Industries Inc.	35,284	1,084,277
Ennis Inc.	151,696	2,756,316
Fossil Inc.(1)(2)	288,715	6,210,260
Harland (John H.) Co.	163,797	6,158,767
Jarden Corp.(1)(2)	405,196	12,216,659
Playtex Products Inc.(2)	241,057	3,295,249
Prestige Brands Holdings Inc.(2)	167,327	2,091,587
Russ Berrie & Co. Inc.	70,362	803,534
Standard Register Co. (The)	102,195	1,615,703
Tupperware Corp.	316,623	7,092,355
Water Pik Technologies Inc.(2)	72,717	1,561,234
WD-40 Co.	99,497	2,612,791
Yankee Candle Co. Inc. (The)(1)	270,785	6,932,096

		64,874,836
HOUSEWARES—0.04%
Libbey Inc.	82,755	845,756
Lifetime Brands Inc.(1)	49,242	1,017,832
National Presto Industries Inc.	28,216	1,251,380

		3,114,968
INSURANCE—2.38%
Affirmative Insurance Holdings Inc.	50,728	740,122
Alfa Corp.	193,995	3,123,319
American Equity Investment Life Holding Co.(1)	272,970	3,562,259
American Physicians Capital Inc.(2)	43,943	2,012,150
Argonaut Group Inc.(1)(2)	179,512	5,882,608
Baldwin & Lyons Inc. Class B	44,799	1,088,616
Bristol West Holdings Inc.(1)	103,501	1,969,624
Ceres Group Inc.(2)	206,164	1,065,868
Citizens Inc.(1)(2)	201,227	1,096,687
CNA Surety Corp.(2)	93,154	1,357,254
Crawford & Co. Class B	139,098	801,204
Delphi Financial Group Inc. Class A(1)	166,214	7,647,506
Direct General Corp.(1)	89,131	1,506,314
Donegal Group Inc. Class A(1)	56,388	1,310,457
EMC Insurance Group Inc.	37,646	750,661
Enstar Group Inc.(1)(2)	19,318	1,279,818
FBL Financial Group Inc. Class A(1)	77,389	2,539,133
First Acceptance Corp.(2)	100,928	1,038,549
FPIC Insurance Group Inc.(2)	60,614	2,103,306
Great American Financial Resources Inc.	50,557	1,003,051
Harleysville Group Inc.	79,088	2,095,832
Hilb, Rogal & Hobbs Co.(1)	191,198	7,363,035
Horace Mann Educators Corp.	255,806	4,850,082
Independence Holding Co.	27,675	541,046
Infinity Property & Casualty Corp.(1)	123,432	4,592,905
James River Group Inc.(2)	26,593	527,871
Kansas City Life Insurance Co.	21,904	1,096,952
KMG America Corp.(2)	126,136	1,157,928
LandAmerica Financial Group Inc.(1)	107,886	6,732,086
Midland Co. (The)	64,131	2,311,281
National Interstate Corp.	26,948	513,898
National Western Life Insurance Co. Class A	13,323	2,756,662
Navigators Group Inc. (The)(2)	66,898	2,917,422
Odyssey Re Holdings Corp.(1)	75,127	1,884,185
Ohio Casualty Corp.	373,526	10,578,256
Phoenix Companies Inc.	566,643	7,729,011
PMA Capital Corp. Class A(1)(2)	190,066	1,735,303
Presidential Life Corp.	122,329	2,329,144
ProAssurance Corp.(1)(2)	166,800	8,113,152
Republic Companies Group Inc.	35,930	556,196

RLI Corp.(1)	134,387	6,701,880
Safety Insurance Group Inc.	69,448	2,803,616
SeaBright Insurance Holdings(2)	48,047	799,022
Selective Insurance Group Inc.(1)	169,185	8,983,724
State Auto Financial Corp.	83,550	3,046,233
Stewart Information Services Corp.	101,893	4,959,132
Tower Group Inc.	99,968	2,197,297
Triad Guaranty Inc.(2)	53,239	2,341,984
21st Century Insurance Group	192,062	3,107,563
U.S.I. Holdings Corp.(1)(2)	270,562	3,725,639
UICI	210,230	7,465,267
United Fire & Casualty Co.(1)	101,473	4,102,553
Universal American Financial Corp.(2)	156,386	2,358,301
Zenith National Insurance Corp.	155,393	7,166,725

		172,019,689
INTERNET—3.59%
Agile Software Corp.(1)(2)	318,054	1,901,963
Alloy Inc.(1)(2)	219,190	633,459
Applied Digital Solutions Inc.(1)(2)	399,920	1,147,770
aQuantive Inc.(1)(2)	337,848	8,527,284
Arbinet-thexchange Inc.(2)	39,088	274,007
Ariba Inc.(1)(2)	394,505	2,899,612
AsiaInfo Holdings Inc.(2)	219,942	875,369
Audible Inc.(1)(2)	143,937	1,848,151
autobytel.com Inc.(1)(2)	249,540	1,232,728
Avocent Corp.(2)	296,169	8,052,835
Blue Coat Systems Inc.(2)	66,130	3,023,464
Blue Nile Inc.(1)(2)	88,311	3,559,816
Click Commerce Inc.(1)(2)	49,209	1,034,373
CMGI Inc.(2)	2,876,705	4,372,592
CNET Networks Inc.(1)(2)	771,797	11,337,698
Cogent Communications Group Inc.(1)(2)	41,709	228,982
CyberSource Corp.(2)	159,976	1,055,842
Digital Insight Corp.(2)	207,992	6,659,904
Digital River Inc.(1)(2)	204,013	6,067,347
Digitas Inc.(1)(2)	532,165	6,662,706
Drugstore.com Inc.(2)	407,348	1,160,942
EarthLink Inc.(2)	713,629	7,928,418
eCollege.com Inc.(1)(2)	105,533	1,902,760
Entrust Inc.(2)	369,676	1,789,232
Equinix Inc.(1)(2)	92,072	3,752,855
eResearch Technology Inc.(1)(2)	301,140	4,547,214
FTD Group Inc.(2)	79,608	827,127
GSI Commerce Inc.(1)(2)	194,296	2,931,927
Harris Interactive Inc.(2)	305,710	1,317,610
HomeStore Inc.(2)	878,172	4,478,677
InfoSpace Inc.(2)	184,982	4,776,235
Internet Capital Group Inc.(2)	229,245	1,884,394
Internet Security Systems Inc.(2)	233,332	4,888,305
Interwoven Inc.(2)	246,613	2,088,812
Ipass Inc.(2)	321,372	2,108,200
iVillage Inc.(1)(2)	282,493	2,265,594
j2 Global Communications Inc.(1)(2)	141,436	6,044,975
Jupitermedia Corp.(1)(2)	120,816	1,785,660
Keynote Systems Inc.(2)	99,079	1,273,165
Lionbridge Technologies Inc.(2)	308,089	2,162,785
MatrixOne Inc.(2)	307,945	1,536,646
Motive Inc.(2)	130,158	402,188
NetBank Inc.	275,988	1,981,594
NetFlix Inc.(1)(2)	218,422	5,910,499
NetRatings Inc.(2)	84,794	1,045,510
NIC Inc.(2)	199,870	1,231,199

Nutri/System Inc.(1)(2)	144,373	5,200,315
1-800 CONTACTS INC.(1)(2)	51,227	599,868
1-800-FLOWERS.COM Inc.(2)	150,587	966,769
Online Resources Corp.(2)	126,037	1,392,709
Openwave Systems Inc.(1)(2)	531,844	9,291,315
Opsware Inc.(1)(2)	444,762	3,019,934
Overstock.com Inc.(1)(2)	62,436	1,757,573
Priceline.com Inc.(2)	150,087	3,349,942
ProQuest Co.(1)(2)	151,224	4,220,662
Provide Commerce Inc.(2)	47,672	1,578,420
RealNetworks Inc.(1)(2)	687,036	5,331,399
Redback Networks Inc.(1)(2)	249,955	3,514,367
RightNow Technologies Inc.(2)	68,173	1,258,474
RSA Security Inc.(1)(2)	424,818	4,770,706
S1 Corp.(2)	418,886	1,822,154
Sapient Corp.(1)(2)	481,130	2,737,630
Secure Computing Corp.(2)	214,418	2,628,765
Sohu.com Inc.(2)	148,268	2,719,235
SonicWALL Inc.(2)	319,069	2,527,026
Stamps.com Inc.(1)(2)	96,710	2,220,462
Stellent Inc.(2)	142,647	1,416,485
SupportSoft Inc.(2)	256,443	1,082,189
Terremark Worldwide Inc.(2)	178,717	831,034
TIBCO Software Inc.(2)	1,286,939	9,613,434
Travelzoo Inc.(1)(2)	21,030	462,660
TriZetto Group Inc. (The)(2)	252,669	4,292,846
United Online Inc.	365,456	5,196,784
ValueClick Inc.(1)(2)	520,953	9,434,459
Vasco Data Security International Inc.(1)(2)	142,819	1,408,195
Vignette Corp.(2)	173,624	2,831,807
WebEx Communications Inc.(1)(2)	197,230	4,266,085
WebMD Health Corp. Class A(1)(2)	41,830	1,215,162
webMethods Inc.(2)	318,220	2,453,476
Websense Inc.(1)(2)	142,540	9,356,326
WebSideStory Inc.(2)	53,509	970,118

		259,157,210
INVESTMENT COMPANIES—0.32%
Apollo Investment Corp.	371,503	6,661,049
Ares Capital Corp.	226,031	3,632,318
Capital Southwest Corp.	16,444	1,488,182
Gladstone Capital Corp.(1)	67,456	1,442,209
Gladstone Investment Corp.	98,918	1,344,296
Harris & Harris Group Inc.(1)(2)	123,817	1,721,056
MCG Capital Corp.(1)	316,156	4,612,716
NGP Capital Resources Co.	103,784	1,362,684
Technology Investment Capital Corp.	79,276	1,197,068

		23,461,578
IRON & STEEL—0.99%
AK Steel Holding Corp.(1)(2)	654,816	5,205,787
Carpenter Technology Corp.(1)	146,685	10,336,892
Chaparral Steel Co.(2)	135,313	4,093,218
Cleveland-Cliffs Inc.(1)	130,489	11,557,411
Gibraltar Industries Inc.(1)	143,801	3,298,795
Oregon Steel Mills Inc.(2)	211,329	6,217,299
Reliance Steel & Aluminum Co.	171,130	10,459,466
Roanoke Electric Steel Corp.	66,343	1,565,695
Ryerson Tull Inc.(1)	149,739	3,641,652
Schnitzer Steel Industries Inc. Class A	130,495	3,991,842
Steel Dynamics Inc.(1)	240,916	8,554,927
Steel Technologies Inc.(1)	66,429	1,859,348
Wheeling-Pittsburgh Corp.(2)	51,834	467,543

		71,249,875

LEISURE TIME—0.41%
Ambassadors Group Inc.	100,395	2,298,042
Arctic Cat Inc.(1)	81,103	1,626,926
Callaway Golf Co.	455,055	6,297,961
Escalade Inc.	46,945	552,543
K2 Inc.(1)(2)	283,678	2,867,985
Life Time Fitness Inc.(2)	139,561	5,315,878
Marine Products Corp.(1)	77,326	811,150
Multimedia Games Inc.(1)(2)	163,774	1,514,910
Nautilus Inc.(1)	198,638	3,706,585
Pegasus Solutions Inc.(2)	123,511	1,107,894
WMS Industries Inc.(1)(2)	127,083	3,188,512

		29,288,386
LODGING—0.57%
Ameristar Casinos Inc.	145,915	3,312,271
Aztar Corp.(1)(2)	207,716	6,312,489
Gaylord Entertainment Co.(1)(2)	239,367	10,434,008
La Quinta Corp.(2)	1,203,415	13,406,043
Lodgian Inc.(2)	146,451	1,571,419
Marcus Corp.	121,038	2,844,393
Monarch Casino & Resort Inc.(2)	55,233	1,248,266
MTR Gaming Group Inc.(2)	132,797	1,382,417
Riviera Holdings Corp.(2)	50,901	834,267

		41,345,573
MACHINERY—2.08%
AGCO Corp.(1)(2)	539,284	8,935,936
Alamo Group Inc.	36,560	749,480
Albany International Corp. Class A	169,848	6,141,704
Applied Industrial Technologies Inc.	179,249	6,038,899
Astec Industries Inc.(2)	93,774	3,062,659
Briggs & Stratton Corp.	307,660	11,934,131
Bucyrus International Inc. Class A(1)	121,172	6,385,764
Cascade Corp.	72,917	3,420,536
Cognex Corp.	247,060	7,434,035
Flowserve Corp.(2)	329,624	13,039,925
Gardner Denver Inc.(1)(2)	149,751	7,382,724
Gehl Corp.(1)(2)	70,288	1,845,060
Global Power Equipment Group Inc.(1)(2)	213,720	966,014
Gorman-Rupp Co. (The)	54,671	1,208,776
Intevac Inc.(2)	121,594	1,605,041
iRobot Corp.(1)(2)	27,284	909,376
JLG Industries Inc.	303,984	13,879,909
Kadant Inc.(2)	82,987	1,535,260
Lindsay Manufacturing Co.(1)	69,183	1,330,389
Manitowoc Co. Inc. (The)(1)	179,424	9,010,673
Middleby Corp. (The)(2)	30,325	2,623,113
NACCO Industries Inc.	30,967	3,627,784
Nordson Corp.(1)	148,617	6,020,475
Presstek Inc.(1)(2)	174,421	1,576,766
Robbins & Myers Inc.(1)	69,349	1,411,252
Sauer-Danfoss Inc.	59,947	1,127,603
Stewart & Stevenson Services Inc.	172,378	3,642,347
Tecumseh Products Co. Class A	98,695	2,261,102
Tennant Co.	46,982	2,443,064
TurboChef Technologies Inc.(1)(2)	76,426	1,097,477
Unova Inc.(1)(2)	292,211	9,876,732
Wabtec Corp.	279,385	7,515,457

		150,039,463

MANUFACTURING—1.73%
Actuant Corp. Class A(1)	159,576	8,904,341
Acuity Brands Inc.	263,193	8,369,537
Ameron International Corp.	50,564	2,304,707
Applied Films Corp.(1)(2)	89,019	1,848,925
Barnes Group Inc.	104,008	3,432,264
Blount International Inc.(2)	177,890	2,833,788
Ceradyne Inc.(1)(2)	158,123	6,925,787
CLARCOR Inc.(1)	307,275	9,129,140
Crane Co.	308,731	10,888,942
EnPro Industries Inc.(1)(2)	124,712	3,360,988
ESCO Technologies Inc.(1)(2)	151,601	6,744,728
Federal Signal Corp.(1)	288,501	4,330,400
Flanders Corp.(1)(2)	78,311	952,262
FreightCar America Inc.	49,941	2,401,163
Griffon Corp.(1)(2)	173,861	4,139,630
Hexcel Corp.(1)(2)	348,617	6,292,537
Jacuzzi Brands Inc.(2)	457,599	3,843,832
Lancaster Colony Corp.(1)	154,122	5,710,220
Matthews International Corp. Class A(1)	190,576	6,938,872
Myers Industries Inc.(1)	156,828	2,286,552
Raven Industries Inc.(1)	93,279	2,691,099
Reddy Ice Holdings Inc.	60,874	1,327,662
Smith (A.O.) Corp.	100,226	3,517,933
Standex International Corp.	73,691	2,045,662
Sturm Ruger & Co. Inc.	126,763	888,609
Tredegar Corp.	171,084	2,205,273
Trinity Industries Inc.(1)	245,013	10,797,723

		125,112,576
MEDIA—1.42%
Beasley Broadcast Group Inc. Class A	44,411	599,993
Charter Communications Inc. Class A(2)	2,240,007	2,732,809
Citadel Broadcasting Corp.	261,613	3,516,079
Courier Corp.(1)	58,852	2,020,978
Cox Radio Inc. Class A(2)	229,133	3,226,193
Crown Media Holdings Inc.(1)(2)	87,310	800,633
Cumulus Media Inc. Class A(1)(2)	315,244	3,912,178
Emmis Communications Corp.(2)	190,754	3,797,912
Entercom Communications Corp.(2)	214,968	6,378,101
Entravision Communications Corp.(2)	456,213	3,248,237
Fisher Communications Inc.(2)	39,491	1,636,112
4Kids Entertainment Inc.(1)(2)	79,298	1,244,186
Gemstar-TV Guide International Inc.(2)	1,468,725	3,833,372
Gray Television Inc.(1)	258,043	2,533,982
Hollinger International Inc.(1)	352,237	3,156,044
Journal Communications Inc. Class A	166,712	2,325,632
Journal Register Co.(1)	248,956	3,721,892
Liberty Corp.(1)	91,938	4,303,618
Lin TV Corp. Class A(1)(2)	161,961	1,804,246
LodgeNet Entertainment Corp.(2)	96,687	1,347,817
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	133,958	2,334,888
Media General Inc. Class A	128,222	6,500,855
Mediacom Communications Corp.(1)(2)	368,001	2,020,325
Nelson (Thomas) Inc.	68,505	1,688,648
Outdoor Channel Holdings Inc.(2)	45,143	609,431
Playboy Enterprises Inc. Class B(2)	122,211	1,697,511
Primedia Inc.(1)(2)	880,085	1,416,937
Radio One Inc. Class D(2)	498,926	5,163,884
Readers Digest Association Inc. (The)(1)	593,914	9,039,371
Regent Communications Inc.(2)	211,281	980,344
Saga Communications Inc.(2)	102,178	1,110,675
Salem Communications Corp. Class A(1)(2)	70,740	1,237,243

Scholastic Corp.(1)(2)	196,292	5,596,285
Sinclair Broadcast Group Inc. Class A(1)	262,489	2,414,899
Spanish Broadcasting System Inc. Class A(1)(2)	229,989	1,175,244
Value Line Inc.	8,089	279,313
World Wrestling Entertainment Inc.	121,636	1,785,616
WorldSpace Inc. Class A(1)(2)	70,982	1,029,949
WPT Enterprises Inc.(1)(2)	34,254	203,469

		102,424,901
METAL FABRICATE & HARDWARE—0.82%
Castle (A.M.) & Co.(2)	62,565	1,366,420
CIRCOR International Inc.	93,328	2,394,796
Commercial Metals Co.	360,570	13,535,798
Dynamic Materials Corp.(1)	34,030	1,021,581
Earle M Jorgensen Co.(2)	108,231	998,972
Kaydon Corp.(1)	168,005	5,399,681
Lawson Products Inc.	27,358	1,032,491
Mueller Industries Inc.	218,167	5,982,139
NN Inc.	101,076	1,071,406
NS Group Inc.(1)(2)	132,552	5,541,999
Omega Flex Inc.(2)	21,059	366,216
Quanex Corp.(1)	149,577	7,474,363
RBC Bearings Inc.(2)	54,369	883,496
Sun Hydraulics Corp.	40,176	776,602
Valmont Industries Inc.	102,652	3,434,736
Worthington Industries Inc.(1)	412,997	7,933,672

		59,214,368
MINING—0.60%
AMCOL International Corp.(1)	128,894	2,644,905
Brush Engineered Materials Inc.(2)	114,683	1,823,460
Century Aluminum Co.(1)(2)	135,420	3,549,358
Charles & Colvard Ltd.(1)	72,903	1,472,641
Coeur d’Alene Mines Corp.(1)(2)	1,431,727	5,726,908
Compass Minerals International Inc.(1)	120,089	2,946,984
Hecla Mining Co.(1)(2)	706,612	2,868,845
Royal Gold Inc.(1)	112,781	3,916,884
RTI International Metals Inc.(1)(2)	132,224	5,017,901
Stillwater Mining Co.(1)(2)	243,260	2,814,518
Titanium Metals Corp.(2)	67,345	4,260,245
USEC Inc.(1)	513,650	6,138,118

		43,180,767
OFFICE & BUSINESS EQUIPMENT—0.17%
Global Imaging Systems Inc.(1)(2)	140,005	4,848,373
IKON Office Solutions Inc.	650,948	6,776,369
TRM Corp.(1)(2)	77,769	579,379

		12,204,121
OFFICE FURNISHINGS—0.05%
CompX International Inc.(1)	11,810	189,196
Interface Inc. Class A(2)	272,519	2,240,106
Knoll Inc.	65,735	1,124,726

		3,554,028
OIL & GAS—3.59%
Alon USA Energy Inc.(2)	63,101	1,239,935
Atlas America Inc.(1)(2)	72,005	4,336,141
ATP Oil & Gas Corp.(2)	108,393	4,011,625
Atwood Oceanics Inc.(2)	78,904	6,156,879
Berry Petroleum Co. Class A(1)	102,259	5,849,215
Bill Barrett Corp.(1)(2)	77,667	2,998,723
Bois d’Arc Energy LLC(2)	80,353	1,274,399

Brigham Exploration Co.(1)(2)	161,563	1,916,137
Bronco Drilling Co. Inc.(2)	38,206	879,120
Cabot Oil & Gas Corp.	291,754	13,158,105
Callon Petroleum Co.(1)(2)	81,235	1,433,798
Carrizo Oil & Gas Inc.(1)(2)	119,007	2,940,663
Cheniere Energy Inc.(1)(2)	285,554	10,628,320
Cimarex Energy Co.(2)	484,830	20,852,538
Clayton Williams Energy Inc.(2)	33,599	1,402,422
Comstock Resources Inc.(1)(2)	242,833	7,408,835
Crosstex Energy Inc.	36,680	2,313,041
Delta Petroleum Corp.(1)(2)	210,018	4,572,092
Edge Petroleum Corp.(1)(2)	102,140	2,544,307
Encore Acquisition Co.(1)(2)	294,012	9,420,144
Endeavour International Corp.(1)(2)	334,975	1,105,418
Energy Partners Ltd.(2)	199,254	4,341,745
Frontier Oil Corp.	326,776	12,263,903
FX Energy Inc.(1)(2)	206,873	1,650,847
Gasco Energy Inc.(1)(2)	455,409	2,973,821
Giant Industries Inc.(2)	86,021	4,469,651
Goodrich Petroleum Corp.(1)(2)	61,050	1,535,408
Grey Wolf Inc.(1)(2)	1,138,263	8,798,773
Harvest Natural Resources Inc.(1)(2)	224,696	1,995,300
Holly Corp.(1)	122,499	7,211,516
Houston Exploration Co.(2)	170,968	9,027,110
KCS Energy Inc.(1)(2)	297,112	7,196,053
McMoRan Exploration Co.(1)(2)	123,092	2,433,529
Meridian Resource Corp. (The)(2)	516,849	2,170,766
Parallel Petroleum Corp.(2)	203,013	3,453,251
Parker Drilling Co.(2)	571,025	6,184,201
Penn Virginia Corp.	110,366	6,335,008
PetroCorp Inc. Escrow(3)	26,106	0
Petrohawk Energy Corp.(2)	317,209	4,193,503
Petroleum Development Corp.(2)	98,853	3,295,759
PetroQuest Energy Inc.(2)	242,976	2,011,841
Pioneer Drilling Co.(2)	117,677	2,109,949
Remington Oil & Gas Corp.(1)(2)	139,181	5,080,107
St. Mary Land & Exploration Co.(1)	341,350	12,565,094
Stone Energy Corp.(2)	142,818	6,502,504
Swift Energy Co.(1)(2)	168,992	7,616,469
TODCO Class A(1)	282,468	10,750,732
Toreador Resources Corp.(1)(2)	91,963	1,937,660
Tri-Valley Corp.(1)(2)	132,942	1,034,289
W&T Offshore Inc.	75,543	2,220,964
Warren Resources Inc.(1)(2)	159,648	2,525,631
Whiting Petroleum Corp.(1)(2)	214,567	8,582,680

		258,909,921
OIL & GAS SERVICES—1.99%
Cal Dive International Inc.(1)(2)	461,755	16,572,387
CARBO Ceramics Inc.(1)	116,264	6,571,241
Dril-Quip Inc.(1)(2)	46,449	2,192,393
Global Industries Ltd.(2)	493,858	5,605,288
Gulf Island Fabrication Inc.(1)	55,581	1,351,174
Hanover Compressor Co.(1)(2)	537,591	7,585,409
Hercules Offshore Inc.(2)	54,886	1,559,311
Hornbeck Offshore Services Inc.(2)	111,144	3,634,409
Hydril Co. LP(2)	113,203	7,086,508
Input/Output Inc.(1)(2)	416,863	2,930,547
Lone Star Technologies Inc.(2)	177,984	9,194,653
Lufkin Industries Inc.	84,189	4,198,505
MarkWest Hydrocarbon Inc.	33,703	741,803
Maverick Tube Corp.(1)(2)	255,749	10,194,155
Newpark Resources Inc.(1)(2)	502,134	3,831,282

Oceaneering International Inc.(1)(2)	154,826	7,707,238
Oil States International Inc.(2)	242,625	7,686,360
RPC Inc.	131,445	3,462,261
Seacor Holdings Inc.(2)	107,401	7,314,008
Superior Energy Services Inc.(2)	463,268	9,751,791
Superior Well Services Inc.(2)	38,571	916,447
Tetra Technologies Inc.(2)	202,273	6,173,372
Union Drilling Inc.(2)	52,774	766,806
Universal Compression Holdings Inc.(1)(2)	99,796	4,103,612
Veritas DGC Inc.(1)(2)	201,874	7,164,508
W-H Energy Services Inc.(2)	166,744	5,515,892

		143,811,360
PACKAGING & CONTAINERS—0.19%
Chesapeake Corp.	117,618	1,997,154
Graphic Packaging Corp.(2)	389,397	887,825
Greif Inc. Class A	91,958	6,094,976
Silgan Holdings Inc.	132,904	4,800,492

		13,780,447
PHARMACEUTICALS—3.69%
Abgenix Inc.(1)(2)	534,994	11,507,721
ACADIA Pharmaceuticals Inc.(2)	96,855	954,022
Adams Respiratory Therapeutics Inc.(1)(2)	50,759	2,063,861
Adolor Corp.(2)	233,229	3,405,143
Alkermes Inc.(2)	538,709	10,300,116
Alpharma Inc. Class A	236,330	6,737,768
Amylin Pharmaceuticals Inc.(1)(2)	654,768	26,138,339
Andrx Corp.(2)	436,477	7,188,776
Antigenics Inc.(1)(2)	172,068	819,044
Array BioPharma Inc.(2)	187,936	1,317,431
AtheroGenics Inc.(1)(2)	224,874	4,499,729
AVANIR Pharmaceuticals Class A(2)	683,588	2,351,543
Bentley Pharmaceuticals Inc.(1)(2)	108,943	1,787,755
Bioenvision Inc.(2)	241,193	1,574,990
BioMarin Pharmaceutical Inc.(2)	436,811	4,708,823
BioScrip Inc.(2)	220,525	1,662,759
Caraco Pharmaceutical Laboratories Ltd.(2)	57,421	515,641
Cell Therapeutics Inc.(1)(2)	429,400	936,092
Connetics Corp.(2)	207,510	2,998,520
Conor Medsystems Inc.(2)	49,480	957,438
Cubist Pharmaceuticals Inc.(1)(2)	317,479	6,746,429
CV Therapeutics Inc.(1)(2)	258,798	6,400,075
Cypress Bioscience Inc.(2)	181,925	1,051,527
Dendreon Corp.(1)(2)	415,391	2,251,419
Discovery Laboratories Inc.(2)	364,365	2,433,958
DOV Pharmaceutical Inc.(1)(2)	135,953	1,995,790
Durect Corp.(2)	251,497	1,275,090
DUSA Pharmaceuticals Inc.(2)	101,138	1,089,256
First Horizon Pharmaceutical Corp.(1)(2)	164,787	2,842,576
HealthExtras Inc.(1)(2)	127,440	3,198,744
Hi-Tech Pharmacal Co. Inc.(2)	30,639	1,357,001
Idenix Pharmaceuticals Inc.(2)	85,988	1,471,255
I-Flow Corp.(1)(2)	119,035	1,740,292
Inspire Pharmaceuticals Inc.(1)(2)	251,562	1,277,935
Introgen Therapeutics Inc.(1)(2)	118,636	625,212
Isis Pharmaceuticals Inc.(2)	430,724	2,256,994
ISTA Pharmaceuticals Inc.(2)	81,436	517,933
K-V Pharmaceutical Co. Class A(1)(2)	214,161	4,411,717
Mannatech Inc.(1)	94,152	1,300,239
MannKind Corp.(1)(2)	151,323	1,703,897
Medarex Inc.(2)	660,065	9,141,900
Medicines Co. (The)(1)(2)	294,718	5,142,829

Medicis Pharmaceutical Corp. Class A(1)	323,618	10,371,957
MGI Pharma Inc.(1)(2)	458,545	7,868,632
Nabi Biopharmaceuticals(1)(2)	350,343	1,184,159
Nastech Pharmaceutical Co. Inc.(2)	123,067	1,811,546
Nature’s Sunshine Products Inc.(1)	66,578	1,203,730
NBTY Inc.(1)(2)	331,825	5,392,156
NeoPharm Inc.(2)	102,558	1,106,601
Neurocrine Biosciences Inc.(1)(2)	218,513	13,707,320
Neurogen Corp.(2)	135,571	893,413
New River Pharmaceuticals Inc.(2)	36,215	1,878,834
NitroMed Inc.(1)(2)	98,158	1,369,304
Noven Pharmaceuticals Inc.(1)(2)	140,639	2,127,868
NPS Pharmaceuticals Inc.(2)	274,140	3,245,818
Nuvelo Inc.(2)	250,806	2,034,037
Onyx Pharmaceuticals Inc.(1)(2)	240,905	6,928,428
Pain Therapeutics Inc.(1)(2)	166,588	1,126,135
Par Pharmaceutical Companies Inc.(1)(2)	203,926	6,391,041
Penwest Pharmaceuticals Co.(1)(2)	129,587	2,529,538
Perrigo Co.(1)	500,887	7,468,225
Pharmion Corp.(2)	146,302	2,599,787
POZEN Inc.(2)	142,634	1,367,860
Progenics Pharmaceuticals Inc.(2)	119,404	2,986,294
Renovis Inc.(1)(2)	134,192	2,053,138
Rigel Pharmaceuticals Inc.(1)(2)	140,862	1,177,606
Salix Pharmaceuticals Ltd.(1)(2)	269,568	4,739,005
Star Scientific Inc.(1)(2)	213,963	502,813
Tanox Inc.(2)	146,046	2,390,773
Threshold Pharmaceuticals Inc.(1)(2)	40,444	584,416
Tiens Biotech Group (USA) Inc.(1)(2)	24,222	87,684
Trimeris Inc.(1)(2)	105,777	1,215,378
United Therapeutics Inc.(1)(2)	134,918	9,325,532
USANA Health Sciences Inc.(1)(2)	61,487	2,358,641
ViaCell Inc.(2)	47,034	264,331
XenoPort Inc.(2)	29,912	537,818
Zymogenetics Inc.(2)	181,661	3,090,054

		266,577,451
PIPELINES—0.02%
TransMontaigne Inc.(2)	252,415	1,665,939

		1,665,939
REAL ESTATE—0.34%
Avatar Holdings Inc.(1)(2)	34,552	1,897,596
California Coastal Communities Inc.(1)(2)	46,848	1,837,847
Consolidated-Tomoka Land Co.	33,754	2,393,159
HouseValues Inc.(1)(2)	38,331	499,453
Jones Lang LaSalle Inc.(1)	203,058	10,223,970
Tarragon Corp.(1)(2)	74,833	1,543,056
Trammell Crow Co.(2)	208,138	5,338,740
United Capital Corp.(2)	17,227	424,990
ZipRealty Inc.(1)(2)	41,108	346,129

		24,504,940
REAL ESTATE INVESTMENT TRUSTS—6.24%
Aames Investment Corp.(1)	246,134	1,590,026
Acadia Realty Trust	165,683	3,321,944
Affordable Residential Communities Inc.(1)	155,254	1,479,571
Agree Realty Corp.	45,845	1,324,921
Alexander’s Inc.(2)	11,482	2,818,831
Alexandria Real Estate Equities Inc.(1)	134,122	10,796,821
American Campus Communities Inc.(1)	99,124	2,458,275
American Home Mortgage Investment Corp.	258,955	8,434,164
AMLI Residential Properties Trust	152,980	5,820,889

Anthracite Capital Inc.	317,971	3,348,235
Anworth Mortgage Asset Corp.	282,821	2,064,593
Arbor Realty Trust Inc.	76,606	1,985,628
Ashford Hospitality Trust Inc.	217,017	2,276,508
Bedford Property Investors Inc.	87,621	1,922,405
Bimini Mortgage Management Inc. Class A(1)	125,332	1,134,255
BioMed Realty Trust Inc.	265,966	6,489,570
Boykin Lodging Co.(2)	104,720	1,279,678
Brandywine Realty Trust(1)	333,761	9,315,270
Capital Lease Funding Inc.	144,499	1,521,574
Capital Trust Inc. Class A(1)	71,553	2,095,072
Cedar Shopping Centers Inc.(1)	153,463	2,159,224
CentraCore Properties Trust	65,635	1,763,612
Colonial Properties Trust	267,104	11,213,026
Columbia Equity Trust Inc.	82,794	1,337,123
Commercial Net Lease Realty Inc.(1)	311,312	6,341,425
Corporate Office Properties Trust(1)	184,624	6,561,537
Cousins Properties Inc.(1)	234,419	6,634,058
CRIIMI MAE Inc.(2)	92,053	1,822,649
Deerfield Triarc Capital Corp.(1)	149,278	2,045,109
DiamondRock Hospitality Co.	155,032	1,854,183
Digital Realty Trust Inc.	67,507	1,527,683
EastGroup Properties Inc.	131,109	5,920,882
ECC Capital Corp.(1)	341,431	771,634
Education Realty Trust Inc.	156,210	2,013,547
Entertainment Properties Trust	152,629	6,219,632
Equity Inns Inc.	321,940	4,362,287
Equity Lifestyle Properties Inc.(1)	112,671	5,013,860
Equity One Inc.(1)	220,385	5,095,301
Extra Space Storage Inc.(1)	310,958	4,788,753
FelCor Lodging Trust Inc.(1)	298,436	5,136,084
Fieldstone Investment Corp.(1)	291,078	3,452,185
First Industrial Realty Trust Inc.	256,208	9,864,008
First Potomac Realty Trust	117,047	3,113,450
Getty Realty Corp.(1)	104,537	2,748,278
Glenborough Realty Trust Inc.(1)	192,111	3,477,209
Glimcher Realty Trust(1)	213,525	5,192,928
GMH Communities Trust	236,701	3,671,233
Government Properties Trust Inc.(1)	123,474	1,152,012
Gramercy Capital Corp.	98,838	2,251,530
Heritage Property Investment Trust Inc.(1)	164,255	5,486,117
Hersha Hospitality Trust	121,039	1,090,561
Highland Hospitality Corp.	298,488	3,298,292
Highwoods Properties Inc.(1)	320,935	9,130,601
Home Properties Inc.(1)	187,900	7,666,320
HomeBanc Corp.(1)	336,760	2,518,965
Impac Mortgage Holdings Inc.(1)	448,888	4,224,036
Inland Real Estate Corp.	400,899	5,929,296
Innkeepers USA Trust	255,161	4,082,576
Investors Real Estate Trust	265,723	2,452,623
JER Investors Trust Inc.	78,688	1,333,762
Kilroy Realty Corp.(1)	172,320	10,666,608
Kite Realty Group Trust	165,190	2,555,489
LaSalle Hotel Properties	194,466	7,140,792
Lexington Corporate Properties Trust	308,951	6,580,656
LTC Properties Inc.	138,452	2,911,646
Luminent Mortgage Capital Inc.	242,151	1,818,554
Maguire Properties Inc.(1)	206,514	6,381,283
Medical Properties Trust Inc.(1)	76,749	750,605
Meristar Hospitality Corp.(2)	521,687	4,903,858
MFA Mortgage Investments Inc.	491,858	2,803,591
Mid-America Apartment Communities Inc.	112,794	5,470,509
MortgageIT Holdings Inc.(1)	149,978	2,048,699

National Health Investors Inc.	139,572	3,623,289
National Health Realty Inc.	42,898	796,616
Nationwide Health Properties Inc.	400,155	8,563,317
Newcastle Investment Corp.	261,039	6,486,819
Newkirk Realty Trust Inc.(1)	89,517	1,387,514
NorthStar Realty Finance Corp.	164,962	1,680,963
Novastar Financial Inc.(1)	165,179	4,643,182
Omega Healthcare Investors Inc.	332,765	4,189,511
One Liberty Properties Inc.	45,882	844,688
Origen Financial Inc.	102,584	730,398
Parkway Properties Inc.	83,968	3,370,476
Pennsylvania Real Estate Investment Trust(1)	217,576	8,128,639
Post Properties Inc.(1)	237,767	9,498,792
Prentiss Properties Trust(1)	270,113	10,988,197
PS Business Parks Inc.	98,182	4,830,554
RAIT Investment Trust(1)	164,582	4,265,965
Ramco-Gershenson Properties Trust	86,609	2,308,130
Redwood Trust Inc.(1)	117,248	4,837,652
Saul Centers Inc.	65,259	2,355,850
Saxon Capital Inc.(1)	297,635	3,372,205
Senior Housing Properties Trust(1)	356,055	6,020,890
Sizeler Property Investors Inc.	110,150	1,415,428
Sovran Self Storage Inc.	96,074	4,512,596
Spirit Finance Corp.	403,471	4,579,396
Strategic Hotel Capital Inc.	261,772	5,387,268
Sun Communities Inc.	96,550	3,031,670
Sunstone Hotel Investors Inc.	181,123	4,812,438
Tanger Factory Outlet Centers Inc.(1)	183,287	5,267,668
Taubman Centers Inc.(1)	302,314	10,505,412
Town & Country Trust (The)(1)	104,789	3,542,916
Trustreet Properties Inc.	396,930	5,803,117
Universal Health Realty Income Trust	70,253	2,201,729
Urstadt Biddle Properties Inc. Class A	125,638	2,036,592
U-Store-It Trust(1)	248,749	5,236,166
Washington Real Estate Investment Trust(1)	250,629	7,606,590
Winston Hotels Inc.	158,303	1,567,200

		450,657,944
RETAIL—6.19%
AC Moore Arts & Crafts Inc.(1)(2)	86,635	1,260,539
Aeropostale Inc.(1)(2)	330,904	8,702,775
AFC Enterprises Inc.	118,638	1,793,807
Allion Healthcare Inc.(2)	24,075	280,474
America’s Car-Mart Inc.(1)(2)	53,368	881,639
Asbury Automotive Group Inc.(2)	77,309	1,272,506
Big 5 Sporting Goods Corp.	121,238	2,653,900
Big Lots Inc.(1)(2)	677,301	8,134,385
BJ’s Restaurants Inc.(1)(2)	85,614	1,957,136
Blair Corp.	22,983	894,958
Blockbuster Inc. Class A(1)	1,134,579	4,254,671
Bob Evans Farms Inc.(1)	210,702	4,858,788
Bombay Co. Inc. (The)(1)(2)	213,165	630,968
Bon-Ton Stores Inc. (The)	38,346	733,559
Brown Shoe Co. Inc.	108,925	4,621,688
Buckle Inc. (The)	46,048	1,484,588
Buffalo Wild Wings Inc.(1)(2)	41,262	1,370,311
Build-A-Bear Workshop Inc.(1)(2)	57,052	1,691,021
Burlington Coat Factory Warehouse Corp.	99,041	3,982,439
Cabela’s Inc. Class A(1)(2)	183,888	3,052,541
Cache Inc.(1)(2)	73,538	1,273,678
California Pizza Kitchen Inc.(1)(2)	115,185	3,682,464
Casey’s General Store Inc.	299,245	7,421,276
Cash America International Inc.(1)	174,781	4,053,171

Casual Male Retail Group Inc.(1)(2)	154,997	950,132
Cato Corp. Class A	182,260	3,909,477
CEC Entertainment Inc.(2)	209,552	7,133,150
Charlotte Russe Holding Inc.(2)	89,173	1,857,474
Charming Shoppes Inc.(1)(2)	714,548	9,432,034
Children’s Place Retail Stores Inc. (The)(1)(2)	125,398	6,197,169
Christopher & Banks Corp.	213,358	4,006,863
Citi Trends Inc.(2)	24,137	1,030,409
CKE Restaurants Inc.(1)	352,096	4,756,817
Coldwater Creek Inc.(1)(2)	212,088	6,475,047
Conn’s Inc.(1)(2)	28,369	1,045,965
Cost Plus Inc.(1)(2)	131,266	2,251,212
CSK Auto Corp.(1)(2)	268,980	4,056,218
Dave & Buster’s Inc.(2)	83,742	1,474,697
Deb Shops Inc.	25,663	762,961
dELiA*s Inc.(1)(2)	109,565	909,390
dELiA*s Inc. Rights(2)	12,465	12,465
Denny’s Corp.(2)	541,330	2,181,560
Design Within Reach Inc.(1)(2)	70,903	375,786
Domino’s Pizza Inc.	189,698	4,590,692
Dress Barn Inc.(1)(2)	127,552	4,924,783
DSW Inc. Class A(1)(2)	68,236	1,789,148
Finish Line Inc. (The)	251,056	4,373,396
First Cash Inc.(2)	76,234	2,222,983
Fred’s Inc.(1)	237,248	3,860,025
GameStop Corp. Class A(1)(2)	325,451	10,355,851
Genesco Inc.(1)(2)	134,628	5,222,220
Golf Galaxy Inc.(2)	27,275	522,316
Group 1 Automotive Inc.(2)	124,916	3,926,110
Guitar Center Inc.(1)(2)	154,250	7,714,043
Haverty Furniture Companies Inc.	116,238	1,498,308
Hibbet Sporting Goods Inc.(1)(2)	212,839	6,061,655
Hot Topic Inc.(1)(2)	267,372	3,810,051
IHOP Corp.(1)	112,114	5,259,268
Insight Enterprises Inc.(1)(2)	288,638	5,660,191
Jack in the Box Inc.(2)	217,766	7,606,566
Jill (J.) Group Inc. (The)(1)(2)	120,249	2,288,338
Jo-Ann Stores Inc.(1)(2)	137,247	1,619,515
Joseph A. Bank Clothiers Inc.(2)	80,360	3,488,428
Kenneth Cole Productions Inc. Class A(1)	54,027	1,377,689
Krispy Kreme Doughnuts Inc.(1)(2)	329,947	1,893,896
Landry’s Restaurants Inc.(1)	97,921	2,615,470
Linens ‘n Things Inc.(2)	269,841	7,177,771
Lithia Motors Inc. Class A(1)	92,013	2,892,889
Lone Star Steakhouse & Saloon Inc.	106,548	2,529,450
Longs Drug Stores Corp.(1)	183,344	6,671,888
Luby’s Inc.(2)	154,909	2,060,290
MarineMax Inc.(2)	80,198	2,531,851
McCormick & Schmick’s Seafood Restaurants Inc.(2)	45,062	1,018,852
Movado Group Inc.	109,381	2,001,672
Movie Gallery Inc.(1)	149,822	840,501
New York & Co. Inc.(2)	77,770	1,648,724
99 Cents Only Stores(2)	253,846	2,655,229
Nu Skin Enterprises Inc. Class A(1)	335,686	5,901,360
O’Charley’s Inc.(2)	132,208	2,050,546
P.F. Chang’s China Bistro Inc.(1)(2)	155,928	7,738,707
Pacific Sunwear of California Inc.(2)	450,231	11,219,757
Pantry Inc. (The)(2)	101,443	4,766,807
Papa John’s International Inc.(1)(2)	64,746	3,840,085
Payless ShoeSource Inc.(2)	400,472	10,051,847
Pep Boys-Manny, Moe & Jack Inc.(1)	329,777	4,910,380
PETCO Animal Supplies Inc.(2)	343,633	7,542,744

Pier 1 Imports Inc.(1)	513,502	4,482,872
Rare Hospitality International Inc.(2)	204,590	6,217,490
Red Robin Gourmet Burgers Inc.(1)(2)	84,575	4,309,942
Regis Corp.(1)	268,286	10,347,791
Restoration Hardware Inc.(1)(2)	179,906	1,083,034
Retail Ventures Inc.(1)(2)	99,380	1,236,287
Ruby Tuesday Inc.(1)	384,410	9,952,375
Rush Enterprises Inc. Class A(2)	123,318	1,834,972
Ruth’s Chris Steak House(2)	77,635	1,405,194
Ryan’s Restaurant Group Inc.(2)	250,539	3,021,500
School Specialty Inc.(2)	135,988	4,955,403
Select Comfort Corp.(1)(2)	215,124	5,883,641
Sharper Image Corp.(1)(2)	69,072	672,761
Shoe Carnival Inc.(2)	44,513	975,725
Smart & Final Inc.(2)	79,461	1,023,458
Sonic Automotive Inc.	174,388	3,885,365
Sports Authority Inc. (The)(1)(2)	154,323	4,804,075
Stage Stores Inc.(1)	163,715	4,875,433
Steak n Shake Co. (The)(1)(2)	165,875	2,811,581
Stein Mart Inc.(1)	153,759	2,790,726
Syms Corp.	38,709	558,958
Systemax Inc.(2)	57,545	359,081
Talbots Inc. (The)(1)	136,663	3,801,965
Texas Roadhouse Inc. Class A(1)(2)	251,234	3,906,689
Too Inc.(2)	204,843	5,778,621
Tractor Supply Co.(1)(2)	195,809	10,366,128
Trans World Entertainment Corp.(2)	109,433	623,768
Triarc Companies Inc. Class B(1)	261,306	3,880,394
Tuesday Morning Corp.	154,120	3,224,190
Under Armour Inc. Class A(1)(2)	68,625	2,629,024
United Auto Group Inc.	159,378	6,088,240
West Marine Inc.(1)(2)	81,452	1,138,699
Wet Seal Inc. Class A(1)(2)	360,592	1,601,028
Wilsons The Leather Experts Inc.(2)	112,222	407,366
World Fuel Services Corp.(1)	161,390	5,442,071
Zale Corp.(1)(2)	301,099	7,572,640
Zumiez Inc.(2)	18,675	807,134

		447,250,021
SAVINGS & LOANS—1.86%
Anchor BanCorp Wisconsin Inc.(1)	135,645	4,115,469
BankAtlantic Bancorp Inc. Class A(1)	261,284	3,657,976
BankUnited Financial Corp. Class A(1)	154,557	4,106,579
Berkshire Hills Bancorp Inc.	46,021	1,541,704
Beverly Hills Bancorp Inc.	81,585	846,036
BFC Financial Corp. Class A(2)	144,274	796,392
Brookline Bancorp Inc.(1)	367,737	5,210,833
Charter Financial Corp.(1)	23,420	836,328
Clifton Savings Bancorp Inc.	79,684	801,621
Commercial Capital Bancorp Inc.(1)	264,052	4,520,570
Dime Community Bancshares(1)	158,970	2,322,552
Fidelity Bankshares Inc.(1)	133,730	4,372,971
First Defiance Financial Corp.	41,964	1,136,805
First Financial Holdings Inc.	73,730	2,264,986
First Niagara Financial Group Inc.(1)	689,518	9,977,325
First Place Financial Corp.	89,420	2,150,551
FirstFed Financial Corp.(1)(2)	98,609	5,376,163
Flagstar Bancorp Inc.	206,485	2,973,384
Flushing Financial Corp.	114,728	1,786,315
Franklin Bank Corp. (Texas)(2)	120,604	2,169,666
Harbor Florida Bancshares Inc.(1)	124,088	4,597,460
Horizon Financial Corp.	60,363	1,318,328
Investors Bancorp Inc.(2)	316,858	3,494,944

ITLA Capital Corp.(2)	34,254	1,673,308
Kearny Financial Corp.	130,281	1,589,428
KNBT Bancorp Inc.	184,207	3,000,732
MAF Bancorp Inc.(1)	192,577	7,968,836
NASB Financial Inc.	18,311	720,721
NewAlliance Bancshares Inc.(1)	680,808	9,898,948
Northwest Bancorp Inc.	117,087	2,489,270
OceanFirst Financial Corp.	53,479	1,217,182
Partners Trust Financial Group Inc.(1)	297,815	3,588,671
PennFed Financial Services Inc.	54,359	1,001,293
PFF Bancorp Inc.	115,865	3,536,200
Provident Financial Holdings Inc.	29,439	774,246
Provident Financial Services Inc.(1)	432,899	8,012,960
Provident New York Bancorp	229,328	2,524,901
Rockville Financial Inc.(1)(2)	51,808	676,094
Sound Federal Bancorp Inc.	66,355	1,267,381
Sterling Financial Corp. (Washington)	206,333	5,154,198
TierOne Corp.	108,250	3,183,633
United Community Financial Corp.	161,608	1,908,590
United Financial Bancorp Inc.(2)	47,986	553,279
Wauwatosa Holdings Inc.(2)	63,771	729,540
Westfield Financial Inc.	25,819	619,914
WSFS Financial Corp.	32,253	1,975,496

		134,439,779
SEMICONDUCTORS—4.11%
Actel Corp.(2)	150,286	1,913,141
ADE Corp.(1)(2)	59,950	1,442,397
Advanced Analogic Technologies Inc.(2)	66,719	924,058
AMIS Holdings Inc.(2)	261,749	2,787,627
Amkor Technology Inc.(1)(2)	597,801	3,347,686
Applied Micro Circuits Corp.(2)	1,837,765	4,723,056
Asyst Technologies Inc.(2)	284,078	1,624,926
Atmel Corp.(2)	2,507,264	7,747,446
ATMI Inc.(1)(2)	221,490	6,195,075
August Technology Corp.(1)(2)	107,426	1,180,612
Brooks Automation Inc.(1)(2)	442,954	5,550,214
Cabot Microelectronics Corp.(1)(2)	147,301	4,320,338
Cirrus Logic Inc.(2)	507,683	3,391,322
Cohu Inc.	129,158	2,953,843
Conexant Systems Inc.(2)	2,810,825	6,352,465
Credence Systems Corp.(2)	533,142	3,710,668
Cypress Semiconductor Corp.(1)(2)	785,836	11,198,163
Diodes Inc.(1)(2)	99,519	3,090,065
DSP Group Inc.(2)	169,003	4,235,215
EMCORE Corp.(1)(2)	220,883	1,638,952
Emulex Corp.(2)	495,623	9,808,379
Entegris Inc.(2)	706,851	6,658,536
Exar Corp.(2)	209,909	2,628,061
Fairchild Semiconductor International Inc. Class A(2)	713,837	12,070,984
FormFactor Inc.(1)(2)	201,768	4,929,192
Genesis Microchip Inc.(1)(2)	210,846	3,814,204
Hittite Microwave Corp.(2)	27,481	635,910
Ikanos Communications Inc.(2)	38,341	565,146
Integrated Device Technology Inc.(2)	1,169,280	15,411,110
Integrated Silicon Solution Inc.(2)	219,963	1,416,562
IXYS Corp.(2)	147,476	1,723,994
Kopin Corp.(2)	420,065	2,247,348
Kulicke & Soffa Industries Inc.(1)(2)	308,993	2,731,498
Lattice Semiconductor Corp.(1)(2)	677,969	2,928,826
Leadis Technology Inc.(2)	107,492	553,584
LTX Corp.(2)	366,400	1,648,800

Mattson Technology Inc.(2)	254,109	2,556,337
Micrel Inc.(2)	370,664	4,299,702
Microsemi Corp.(1)(2)	367,614	10,168,203
Microtune Inc.(1)(2)	310,249	1,293,738
MIPS Technologies Inc. Class A(2)	253,452	1,439,607
MKS Instruments Inc.(2)	194,647	3,482,235
Monolithic Power Systems Inc.(2)	102,741	1,540,088
NetLogic Microsystems Inc.(1)(2)	62,460	1,701,410
OmniVision Technologies Inc.(1)(2)	312,225	6,232,011
ON Semiconductor Corp.(1)(2)	854,084	4,723,085
Pericom Semiconductor Corp.(2)	157,643	1,256,415
Photronics Inc.(2)	238,610	3,593,467
Pixelworks Inc.(2)	277,701	1,410,721
PLX Technology Inc.(2)	138,980	1,195,228
PMC-Sierra Inc.(1)(2)	1,075,773	8,294,210
PortalPlayer Inc.(1)(2)	91,037	2,578,168
Power Integrations Inc.(1)(2)	175,396	4,176,179
Rambus Inc.(1)(2)	593,429	9,607,616
Rudolph Technologies Inc.(1)(2)	77,114	993,228
Semitool Inc.(1)(2)	109,877	1,195,462
Semtech Corp.(2)	439,874	8,032,099
SigmaTel Inc.(2)	212,964	2,789,828
Silicon Image Inc.(2)	471,569	4,267,699
Silicon Laboratories Inc.(1)(2)	254,872	9,343,608
SiRF Technology Holdings Inc.(2)	209,547	6,244,501
Skyworks Solutions Inc.(2)	938,698	4,777,973
Standard Microsystems Corp.(2)	124,374	3,568,290
Supertex Inc.(1)(2)	59,449	2,630,618
Tessera Technologies Inc.(2)	261,933	6,770,968
TranSwitch Corp.(2)	618,143	1,131,202
TriQuint Semiconductor Inc.(1)(2)	828,300	3,685,935
Ultratech Inc.(1)(2)	142,780	2,344,448
Varian Semiconductor Equipment Associates Inc.(1)(2)	219,558	9,645,183
Veeco Instruments Inc.(1)(2)	157,154	2,723,479
Virage Logic Corp.(1)(2)	81,293	803,175
Vitesse Semiconductor Corp.(1)(2)	1,303,657	2,503,021
Volterra Semiconductor Corp.(1)(2)	90,878	1,363,170
Zoran Corp.(1)(2)	259,618	4,208,408

		296,670,118
SOFTWARE—3.49%
Acxiom Corp.	524,352	12,060,096
Advent Software Inc.(1)(2)	128,809	3,723,868
Allscripts Healthcare Solutions Inc.(1)(2)	200,488	2,686,539
Altiris Inc.(1)(2)	131,400	2,219,346
American Reprographics Co.(2)	79,647	2,023,830
AMICAS Inc.(2)	286,663	1,421,848
ANSYS Inc.(2)	188,712	8,056,115
Aspen Technology Inc.(1)(2)	256,040	2,009,914
Atari Inc.(2)	323,569	349,455
Blackbaud Inc.	61,510	1,050,591
Blackboard Inc.(2)	108,480	3,143,750
Borland Software Corp.(2)	474,747	3,100,098
Bottomline Technologies Inc.(1)(2)	95,350	1,050,757
CCC Information Services Group Inc.(2)	49,979	1,310,449
Computer Programs & Systems Inc.	45,531	1,886,349
Concur Technologies Inc.(1)(2)	172,924	2,228,990
CSG Systems International Inc.(2)	300,340	6,703,589
Dendrite International Inc.(2)	254,076	3,661,235
Digi International Inc.(2)	134,813	1,414,188
Eclipsys Corp.(1)(2)	228,354	4,322,741
eFunds Corp.(1)(2)	270,188	6,333,207

Emageon Inc.(2)	85,690	1,362,471
Epicor Software Corp.(2)	316,141	4,467,072
EPIQ Systems Inc.(1)(2)	79,294	1,470,111
FalconStor Software Inc.(1)(2)	144,392	1,067,057
FileNET Corp.(2)	244,008	6,307,607
IDX Systems Corp.(2)	149,070	6,547,154
Infocrossing Inc.(1)(2)	120,302	1,035,800
Informatica Corp.(1)(2)	517,993	6,215,916
infoUSA Inc.	195,141	2,132,891
InPhonic Inc.(1)(2)	98,781	858,407
Inter-Tel Inc.	127,819	2,501,418
InterVideo Inc.(2)	60,366	636,861
JDA Software Group Inc.(1)(2)	173,462	2,950,589
Keane Inc.(1)(2)	270,386	2,976,950
Lawson Software Inc.(1)(2)	370,375	2,722,256
Majesco Holdings Inc.(1)(2)	95,525	111,764
ManTech International Corp. Class A(2)	93,155	2,595,298
MapInfo Corp.(2)	123,142	1,552,821
Micromuse Inc.(2)	481,404	4,761,086
MicroStrategy Inc. Class A(1)(2)	82,285	6,808,261
Midway Games Inc.(1)(2)	106,253	2,015,619
MoneyGram International Inc.(1)	514,998	13,431,148
MRO Software Inc.(2)	119,340	1,675,534
NDCHealth Corp.(2)	215,111	4,136,585
NetIQ Corp.(1)(2)	249,995	3,072,439
Nuance Communications Inc.(1)(2)	782,100	5,967,423
Open Solutions Inc.(1)(2)	116,548	2,671,280
Packeteer Inc.(2)	202,044	1,569,882
Parametric Technology Corp.(2)	1,620,035	9,882,214
PDF Solutions Inc.(1)(2)	109,997	1,787,451
Pegasystems Inc.(1)(2)	78,896	576,730
Per-Se Technologies Inc.(1)(2)	134,284	3,136,874
Phase Forward Inc.(2)	131,809	1,285,138
Phoenix Technologies Ltd.(2)	148,311	928,427
Progress Software Corp.(2)	236,827	6,721,150
QAD Inc.	72,511	553,984
Quality Systems Inc.(1)	44,814	3,439,923
Quest Software Inc.(2)	382,301	5,577,772
Renaissance Learning Inc.	47,261	893,706
Schawk Inc.(1)	74,448	1,544,796
SeaChange International Inc.(2)	151,431	1,196,305
SERENA Software Inc.(1)(2)	166,640	3,906,042
SPSS Inc.(2)	106,259	3,286,591
SSA Global Technologies Inc.(1)(2)	54,389	989,336
SYNNEX Corp.(2)	51,411	776,820
Taleo Corp. Class A(2)	43,491	577,560
THQ Inc.(1)(2)	370,141	8,827,863
Transaction Systems Architects Inc. Class A(2)	224,806	6,472,165
Trident Microsystems Inc.(1)(2)	301,914	5,434,452
Ulticom Inc.(2)	77,182	757,155
Ultimate Software Group Inc.(1)(2)	135,650	2,586,846
Unica Corp.(2)	28,753	346,474
VeriFone Holdings Inc.(1)(2)	148,272	3,751,282
Verint Systems Inc.(1)(2)	78,096	2,691,969
Wind River Systems Inc.(2)	422,954	6,247,031
Witness Systems Inc.(1)(2)	191,799	3,772,686

		252,327,397
STORAGE & WAREHOUSING—0.06%
Mobile Mini Inc.(1)(2)	88,184	4,179,922

		4,179,922

TELECOMMUNICATIONS—4.16%
Adaptec Inc.(2)	665,685	3,874,287
ADTRAN Inc.	392,137	11,662,154
Aeroflex Inc.(2)	445,138	4,785,234
Airspan Networks Inc.(1)(2)	227,877	1,296,620
Alaska Communications Systems Group Inc.	77,170	784,047
Anaren Inc.(2)	103,431	1,616,627
Anixter International Inc.(1)	190,369	7,447,235
Applied Signal Technology Inc.(1)	67,844	1,540,059
Arris Group Inc.(1)(2)	619,740	5,868,938
Atheros Communications Inc.(2)	204,505	2,658,565
Axcelis Technologies Inc.(2)	597,812	2,851,563
Black Box Corp.(1)	100,376	4,755,815
Broadwing Corp.(1)(2)	388,961	2,353,214
Cbeyond Communications Inc.(2)	36,797	379,009
C-COR Inc.(1)(2)	285,060	1,385,392
Centennial Communications Corp.(1)(2)	131,521	2,041,206
CIENA Corp.(1)(2)	3,412,823	10,136,084
Cincinnati Bell Inc.(2)	1,465,898	5,145,302
Commonwealth Telephone Enterprises Inc.(1)	126,408	4,268,798
CommScope Inc.(2)	325,268	6,547,645
Comtech Telecommunications Corp.(2)	129,201	3,945,799
Consolidated Communications Holdings Inc.	93,629	1,216,241
CT Communications Inc.	113,504	1,377,939
Ditech Communications Corp.(2)	190,742	1,592,696
Dobson Communications Corp. Class A(1)(2)	845,151	6,338,633
Endwave Corp.(1)(2)	43,334	510,475
Essex Corp.(2)	102,100	1,740,805
Extreme Networks Inc.(2)	727,074	3,453,602
FairPoint Communications Inc.	162,145	1,679,822
Finisar Corp.(1)(2)	1,291,919	2,687,192
Foundry Networks Inc.(1)(2)	729,812	10,078,704
General Communication Inc. Class A(2)	330,751	3,416,658
Glenayre Technologies Inc.(2)	399,807	1,299,373
GlobeTel Communications Corp.(1)(2)	409,411	1,510,727
Golden Telecom Inc.(1)	128,730	3,341,831
Harmonic Inc.(1)(2)	436,331	2,116,205
Hungarian Telephone and Cable Corp.(2)	23,224	361,133
Hypercom Corp.(2)	313,943	2,006,096
IDT Corp. Class B(1)(2)	347,162	4,061,795
InterDigital Communications Corp.(2)	318,718	5,838,914
Intrado Inc.(1)(2)	105,349	2,425,134
Iowa Telecommunications Services Inc.	134,271	2,079,858
Ixia(1)(2)	196,129	2,898,787
JAMDAT Mobile Inc.(2)	70,673	1,878,488
Level 3 Communications Inc.(1)(2)	4,140,652	11,883,671
MasTec Inc.(2)	161,906	1,695,156
MRV Communications Inc.(1)(2)	622,147	1,275,401
NETGEAR Inc.(1)(2)	189,833	3,654,285
NeuStar Inc. Class A(2)	143,949	4,389,005
Newport Corp.(1)(2)	219,795	2,976,024
North Pittsburgh Systems Inc.	89,572	1,690,224
Novatel Wireless Inc.(1)(2)	173,236	2,097,888
Oplink Communications Inc.(2)	87,691	1,271,520
Optical Communication Products Inc.(2)	88,790	205,105
Plantronics Inc.	292,590	8,280,297
Polycom Inc.(2)	584,552	8,943,646
Powerwave Technologies Inc.(1)(2)	651,433	8,188,513
Preformed Line Products Co.	14,792	632,950
Premiere Global Services Inc.(2)	429,482	3,491,689
Price Communications Corp.(1)(2)	273,308	4,064,090
RCN Corp.(1)(2)	136,376	3,198,017
RF Micro Devices Inc.(2)	1,117,947	6,048,093
SafeNet Inc.(1)(2)	146,720	4,727,318

SBA Communications Corp.(2)	508,271	9,098,051
Shenandoah Telecommunications Co.	40,663	1,620,014
Sonus Networks Inc.(1)(2)	1,480,375	5,506,995
SpectraLink Corp.(1)	113,804	1,350,853
SureWest Communications	87,090	2,296,563
Sycamore Networks Inc.(2)	1,052,749	4,547,876
Symmetricom Inc.(1)(2)	275,483	2,333,341
Syniverse Holdings Inc.(2)	105,014	2,194,793
TALK America Holdings Inc.(1)(2)	178,151	1,537,443
Tekelec(1)(2)	336,774	4,681,159
Telkonet Inc.(1)(2)	211,920	879,468
Terayon Communication Systems Inc.(2)	458,565	1,059,285
3Com Corp.(2)	2,288,211	8,237,560
Time Warner Telecom Inc. Class A(1)(2)	299,270	2,947,810
UbiquiTel Inc.(2)	453,154	4,481,693
USA Mobility Inc.(1)	160,177	4,440,106
UTStarcom Inc.(1)(2)	628,418	5,065,049
Valor Communications Group Inc.(1)	175,238	1,997,713
Viasat Inc.(1)(2)	128,781	3,442,316
Westell Technologies Inc. Class A(2)	322,392	1,450,764
Wireless Facilities Inc.(1)(2)	335,449	1,710,790
Zhone Technologies Inc.(2)	656,330	1,391,420

		300,238,655
TEXTILES—0.11%
Angelica Corp.	54,835	906,971
Dixie Group Inc.(2)	64,086	883,105
G&K Services Inc. Class A	115,522	4,534,239
Innovo Group Inc.(2)	150,727	155,249
UniFirst Corp.	55,444	1,724,308

		8,203,872
TOYS, GAMES & HOBBIES—0.15%
JAKKS Pacific Inc.(1)(2)	150,358	3,148,497
LeapFrog Enterprises Inc.(1)(2)	193,412	2,253,250
RC2 Corp.(2)	107,075	3,803,304
Topps Co. (The)	211,904	1,574,447

		10,779,498
TRANSPORTATION—1.53%
ABX Air Inc.(2)	347,782	2,723,133
Arkansas Best Corp.(1)	151,214	6,605,028
Covenant Transport Inc. Class A(2)	50,335	703,683
Dynamex Inc.(2)	69,103	1,317,103
EGL Inc.(2)	193,223	7,259,388
Florida East Coast Industries Inc.(1)	193,200	8,185,884
Forward Air Corp.	192,753	7,064,397
Frozen Food Express Industries Inc.(2)	89,420	986,303
Genesee & Wyoming Inc. Class A(1)(2)	138,711	5,208,598
GulfMark Offshore Inc.(2)	88,424	2,619,119
Heartland Express Inc.	271,037	5,499,341
Horizon Lines Inc. Class A	85,968	1,042,792
Hub Group Inc. Class A(1)(2)	116,160	4,106,256
Kansas City Southern Industries Inc.(1)(2)	436,352	10,660,078
Kirby Corp.(1)(2)	129,855	6,774,535
Knight Transportation Inc.(1)	340,907	7,067,002
Maritrans Inc.(1)	69,337	1,804,149
Marten Transport Ltd.(2)	88,781	1,617,590
Offshore Logistics Inc.(2)	139,082	4,061,194
Old Dominion Freight Line Inc.(1)(2)	167,904	4,530,050
P.A.M. Transportation Services Inc.(2)	37,074	659,546
Pacer International Inc.(1)	222,651	5,802,285
RailAmerica Inc.(2)	225,408	2,477,234

SCS Transportation Inc.(2)	90,479	1,922,679
SIRVA Inc.(2)	140,208	1,121,664
U.S. Xpress Enterprises Inc. Class A(2)	56,772	986,697
Universal Truckload Services Inc.(2)	33,339	766,797
USA Truck Inc.(1)(2)	37,385	1,089,025
Werner Enterprises Inc.(1)	304,941	6,007,338

		110,668,888
TRUCKING & LEASING—0.24%
AMERCO	61,210	4,410,181
GATX Corp.(1)	262,382	9,466,743
Greenbrier Companies Inc. (The)(1)	37,080	1,053,072
Interpool Inc.	48,735	920,117
TAL International Group Inc.(2)	68,703	1,418,717

		17,268,830
WATER—0.21%
American States Water Co.(1)	100,087	3,082,680
California Water Service Group(1)	102,978	3,936,849
Connecticut Water Service Inc.	48,139	1,179,887
Middlesex Water Co.	67,972	1,178,634
PICO Holdings Inc.(2)	51,016	1,645,776
SJW Corp.	45,642	2,076,711
Southwest Water Co.(1)	128,423	1,837,735

		14,938,272

TOTAL COMMON STOCKS
(Cost: $8,130,703,642)		7,211,358,451

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—29.15%

CERTIFICATES OF DEPOSIT(4)—1.38%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$5,553,361	5,553,361
Credit Suisse First Boston NY
4.03%, 01/04/06	5,553,361	5,553,361
First Tennessee Bank
4.18%, 01/26/06	1,721,542	1,721,451
Fortis Bank NY
3.83%-3.84%, 01/25/06	16,660,084	16,660,101
Toronto-Dominion Bank
3.94%, 07/10/06	5,553,361	5,553,361
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	47,758,908	47,758,812
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	16,660,084	16,660,169

		99,460,616
COMMERCIAL PAPER (4)—6.76%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	33,875,505	33,708,938
Bryant Park Funding LLC
3.92%, 02/22/06	2,834,102	2,818,672
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	23,879,454	23,795,715
CC USA Inc.
4.23%, 04/21/06	3,332,017	3,289,734

Charta LLC
4.25%, 01/26/06	8,330,042	8,307,424
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	33,911,601	33,871,199
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	40,872,740	40,736,921
Dorada Finance Inc.
3.76%, 01/26/06	1,110,672	1,108,004
Ebury Finance Ltd.
4.30%, 01/30/06	15,549,412	15,499,265
Edison Asset Securitization LLC
4.37%, 05/08/06	5,553,361	5,469,097
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	9,218,580	9,203,437
Ford Credit Floorplan Motown
4.05%, 01/06/06	22,213,446	22,205,949
Galaxy Funding Inc.
4.23%, 04/18/06	3,187,629	3,148,302
Gemini Securitization Corp.
4.25%, 01/30/06	5,553,361	5,535,660
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	54,366,187	54,326,798
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	9,440,714	9,432,742
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	16,660,084	16,537,115
HSBC PLC
3.88%, 02/03/06	3,332,017	3,320,884
Jupiter Securitization Corp.
4.23%, 01/24/06	3,887,353	3,877,761
Liberty Street Funding Corp.
4.23%, 01/04/06	4,442,689	4,442,167
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	13,772,336	13,755,431
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	11,662,059	11,637,163
Nordea North America Inc.
4.16%, 04/04/06	11,662,059	11,539,426
Prudential Funding LLC
4.27%, 01/17/06	22,213,446	22,176,559
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	11,106,723	11,052,439
Sedna Finance Inc.
3.92%, 02/21/06	2,776,681	2,761,866
Sigma Finance Inc.
4.16%, 04/06/06	6,664,034	6,592,418
Solitaire Funding Ltd.
4.24%, 01/23/06	27,248,123	27,183,939
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	2,978,601	2,978,251
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	35,399,569	35,391,151
Thunder Bay Funding Inc.
4.22%, 01/13/06	1,110,672	1,109,370
Ticonderoga Funding LLC
4.27%, 01/05/06	2,776,681	2,776,022
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	39,091,444	38,993,539

		488,583,358
LOAN PARTICIPATIONS(4)—0.08%
Army & Air Force Exchange Service
4.24%, 02/01/06	5,553,361	5,553,361

		5,553,361

MEDIUM-TERM NOTES(4)—0.52%
Dorada Finance Inc.
3.93%, 07/07/06	3,443,084	3,442,910
K2 USA LLC
3.94%, 07/07/06	6,664,034	6,663,865
Marshall & Ilsley Bank
5.18%, 12/15/06	11,106,723	11,142,954
Toronto-Dominion Bank
3.81%, 06/20/06	13,883,404	13,884,027
US Bank N.A.
2.85%, 11/15/06	2,221,345	2,185,956

		37,319,712
MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(5)(6)	12,965,870	12,965,870

		12,965,870
REPURCHASE AGREEMENTS(4)—3.21%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $55,560,579 and an effective yield of 4.37%.(7)	$55,533,614	55,533,614
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $4,444,821 and an effective yield of 4.32%.(7)	4,442,689	4,442,689
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $88,896,630 and an effective yield of 4.34%.(8)	88,853,783	88,853,783
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $83,340,498 and an effective yield of 4.33%.(8)	83,300,421	83,300,421

		232,130,507
TIME DEPOSITS(4)—1.24%
UBS AG
4.06%, 01/03/06	66,640,337	66,640,337
Wells Fargo Bank N.A.
4.00%, 01/03/06	23,011,019	23,011,019

		89,651,356
VARIABLE & FLOATING RATE NOTES(4)—15.78%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(9)	39,040,131	39,049,668
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	42,760,883	42,760,682
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	18,326,093	18,326,093
American Express Credit Corp.
4.39%, 11/06/07	3,332,017	3,335,372
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(9)	36,096,849	36,111,971

Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(9)	7,219,370	7,219,370
Bank of America N.A.
4.31%, 08/10/06	55,533,614	55,533,614
Bank of Ireland
4.34%, 12/20/06(9)	11,106,723	11,106,723
Bank of Nova Scotia
4.22%, 01/03/06	4,442,689	4,442,689
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(9)	27,655,740	27,654,652
BMW US Capital LLC
4.34%, 12/15/06(9)	11,106,723	11,106,723
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(9)	29,877,084	29,876,419
Commodore CDO Ltd.
4.56%, 06/13/06(9)	2,776,681	2,776,681
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	38,873,530	38,873,528
DEPFA Bank PLC
4.50%, 12/15/06	11,106,723	11,106,723
Descartes Funding Trust
4.37%, 11/15/06(9)	4,998,025	4,998,025
Dexia Credit Local
4.33%, 08/30/06	5,553,361	5,552,634
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(9)	17,659,689	17,660,020
Eli Lilly Services Inc.
4.26%, 09/01/06(9)	11,106,723	11,106,723
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	11,106,723	11,106,698
Fifth Third Bancorp.
4.35%, 11/22/06(9)	22,213,446	22,213,446
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(9)	7,774,706	7,774,705
General Electric Capital Corp.
4.44%, 01/09/07	4,998,025	5,002,065
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	8,330,042	8,330,042
Hartford Life Global Funding Trusts
4.36%, 02/17/07	11,106,723	11,106,723
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	33,320,168	33,320,169
Holmes Financing PLC
4.33%, 12/15/06(9)	30,543,488	30,543,488
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	9,440,714	9,442,901
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(9)	32,209,496	32,208,248
Leafs LLC
4.37%, 01/20/06-02/21/06(9)	11,645,178	11,645,178
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(9)	37,762,858	37,764,087
Lothian Mortgages PLC
4.37%, 01/24/06(9)	5,553,361	5,553,361
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	17,215,420	17,217,182
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(9)	33,209,101	33,227,026
Mound Financing PLC
4.30%, 11/08/06(9)	22,213,446	22,213,446
Natexis Banques Populaires
4.35%, 01/12/07(9)	8,330,042	8,330,042

National City Bank(Ohio)
4.26%, 01/06/06	5,553,361	5,553,348
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(9)	41,094,874	41,096,303
Nordea Bank AB
4.34%, 12/11/06(9)	19,436,765	19,436,765
Nordea Bank PLC
4.23%, 10/02/06	6,664,034	6,662,868
Northern Rock PLC
4.32%, 11/03/06(9)	13,328,067	13,328,520
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(9)	30,210,286	30,210,293
Pfizer Investment Capital PLC
4.33%, 12/15/06(9)	27,766,807	27,766,807
Principal Life Income Funding Trusts
4.29%, 05/10/06	8,330,042	8,330,169
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	16,660,084	16,658,232
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(9)	9,440,714	9,440,674
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(9)	23,435,185	23,434,914
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(9)	11,106,723	11,106,723
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(9)	17,215,420	17,214,671
Strips III LLC
4.43%, 07/24/06(9)(10)	2,995,653	2,995,653
SunTrust Bank
4.19%, 04/28/06	16,660,084	16,660,084
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(9)	24,767,992	24,766,292
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	24,434,790	24,434,729
Unicredito Italiano SpA
4.43%, 06/14/06	14,438,740	14,436,467
Union Hamilton Special Funding LLC
4.52%, 03/28/06(9)	11,106,723	11,106,723
US Bank N.A.
4.31%, 09/29/06	4,998,025	4,997,059
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	36,096,849	36,096,849
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(9)	22,917,312	22,917,312
Wells Fargo & Co.
4.36%, 09/15/06(9)	5,553,361	5,553,735
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(9)	12,217,395	12,216,586
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(9)	22,768,782	22,768,616
Winston Funding Ltd.
4.26%, 01/23/06(9)	7,930,200	7,930,200
World Savings Bank
4.29%, 03/09/06	16,660,084	16,659,922

		1,139,377,631

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,105,042,411)		2,105,042,411

TOTAL INVESTMENTS IN SECURITIES—129.01%
(Cost: $10,235,746,053)		9,316,400,862
Other Assets, Less Liabilities—(29.01)%		(2,095,122,414)

NET ASSETS—100.00%		$7,221,278,448

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(8)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(9)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.50%
ADVO Inc.(1)	133,934	$3,774,260
Catalina Marketing Corp.(1)	130,135	3,298,922
Greenfield Online Inc.(2)	70,660	414,068
Marchex Inc. Class B(1)(2)	84,506	1,900,540
ValueVision Media Inc. Class A(2)	85,595	1,078,497
Ventiv Health Inc.(2)	114,271	2,699,081

		13,165,368
AEROSPACE & DEFENSE—1.46%
AAR Corp.(1)(2)	86,884	2,080,872
Argon ST Inc.(2)	40,367	1,250,570
BE Aerospace Inc.(1)(2)	314,289	6,914,358
Curtiss-Wright Corp.	6,880	375,648
DRS Technologies Inc.(1)	54,200	2,786,964
EDO Corp.	67,628	1,830,014
Engineered Support Systems Inc.	177,288	7,382,272
GenCorp Inc.(1)(2)	233,232	4,139,868
HEICO Corp.(1)	73,365	1,898,686
Herley Industries Inc.(2)	3,301	54,500
Innovative Solutions & Support Inc.(1)(2)	56,928	727,540
K&F Industries Holdings Inc.(2)	49,406	758,876
Moog Inc. Class A(2)	17,303	491,059
MTC Technologies Inc.(2)	42,861	1,173,534
Orbital Sciences Corp.(1)(2)	65,545	841,598
Teledyne Technologies Inc.(2)	134,311	3,908,450
United Industrial Corp.(1)	42,111	1,742,132

		38,356,941
AGRICULTURE—0.19%
Alico Inc.	16,375	739,986
Delta & Pine Land Co.	99,445	2,288,229
Maui Land & Pineapple Co. Inc.(2)	14,754	500,603
Tejon Ranch Co.(2)	36,963	1,475,563

		5,004,381
AIRLINES—0.76%
AirTran Holdings Inc.(1)(2)	371,614	5,956,972
Continental Airlines Inc. Class B(1)(2)	363,606	7,744,808
ExpressJet Holdings Inc.(2)	187,390	1,515,985
Frontier Airlines Inc.(1)(2)	24,451	225,927
Mesa Air Group Inc.(1)(2)	63,887	668,258
Pinnacle Airlines Corp.(2)	81,802	545,619
Republic Airways Holdings Inc.(2)	15,159	230,417
SkyWest Inc.	75,041	2,015,601
World Air Holdings Inc.(2)	100,455	966,377

		19,869,964

APPAREL—1.08%
Carter’s Inc.(1)(2)	78,556	4,623,021
Cherokee Inc.	30,002	1,031,769
Deckers Outdoor Corp.(1)(2)	35,606	983,438
DHB Industries Inc.(2)	118,248	528,569
Guess? Inc.(1)(2)	68,996	2,456,258
Gymboree Corp.(2)	49,457	1,157,294
K-Swiss Inc. Class A	87,971	2,853,779
Maidenform Brands Inc.(2)	30,455	385,560
Oxford Industries Inc.	39,498	2,160,541
Phillips-Van Heusen Corp.	122,293	3,962,293
Skechers U.S.A. Inc. Class A(2)	18,857	288,889
Volcom Inc.(2)	11,370	386,694
Warnaco Group Inc. (The)(2)	110,681	2,957,396
Wolverine World Wide Inc.	200,432	4,501,703

		28,277,204
AUTO MANUFACTURERS—0.17%
A.S.V. Inc.(1)(2)	75,501	1,886,015
Wabash National Corp.(1)	133,026	2,534,145

		4,420,160
AUTO PARTS & EQUIPMENT—0.11%
Accuride Corp.(2)	22,364	288,496
Commercial Vehicle Group Inc.(2)	20,131	378,060
Keystone Automotive Industries Inc.(2)	44,265	1,393,462
Noble International Ltd.	22,845	476,090
Titan International Inc.(1)	6,083	104,932
Visteon Corp.(2)	36,886	230,906

		2,871,946
BANKS—4.13%
Ames National Corp.(1)	35,958	924,480
Arrow Financial Corp.	36,845	963,497
Bank of the Ozarks Inc.(1)	48,676	1,796,144
BankFinancial Corp.(2)	31,020	455,374
Boston Private Financial Holdings Inc.	10,773	327,715
Camden National Corp.	6,725	221,118
Capital Corp of the West	6,825	221,471
Capital Crossing Bank(2)	6,578	219,705
Cardinal Financial Corp.	30,235	332,585
Cascade Bancorp(1)	72,149	1,660,149
Cathay General Bancorp	128,925	4,633,564
Centennial Bank Holdings Inc.(1)(2)	77,731	961,532
Center Financial Corp.	47,520	1,195,603
Central Coast Bancorp(2)	28,313	700,464
City Holding Co.	13,431	482,844
Coastal Financial Corp.(1)	68,901	886,067
CoBiz Inc.(1)	62,711	1,143,222
Colony Bankcorp Inc.	23,662	591,077
Columbia Bancorp	6,955	286,894
Commercial Bankshares Inc.(1)	20,177	713,660
Community Bancorp(2)	21,559	681,480
Community Banks Inc.	45,962	1,286,936
Corus Bankshares Inc.(1)	63,485	3,572,301
CVB Financial Corp.(1)	157,725	3,203,395
Enterprise Financial Services Corp.	33,205	753,089
EuroBancshares Inc.(2)	32,356	458,485
First BanCorp (Puerto Rico)(1)	23,902	296,624
First Busey Corp. Class A	59,785	1,248,909
First Financial Bankshares Inc.(1)	5,367	188,167
First Midwest Bancorp Inc.	84,403	2,959,169
First Regional Bancorp(2)	10,409	703,128
First Republic Bank	10,630	393,416

First South Bancorp Inc.(1)	20,899	738,153
First State Bancorp	11,354	272,382
Frontier Financial Corp.	27,196	870,272
Glacier Bancorp Inc.	49,878	1,498,834
Great Southern Bancorp Inc.(1)	20,803	574,371
Hanmi Financial Corp.	51,859	926,202
Harleysville National Corp.	60,960	1,164,336
Heritage Commerce Corp.	31,728	682,152
Hudson United Bancorp	67,012	2,793,060
Independent Bank Corp. (Michigan)	17,038	463,945
Macatawa Bank Corp.(1)	43,456	1,580,929
Main Street Banks Inc.	5,453	148,485
MB Financial Inc.	38,864	1,375,786
MBT Financial Corp.	19,585	317,277
Mercantile Bank Corp.(1)	26,458	1,018,633
Midwest Banc Holdings Inc.	14,548	323,693
Nara Bancorp Inc.(1)	86,460	1,537,259
Northern Empire Bancshares(2)	10,408	246,253
Old Second Bancorp Inc.	57,733	1,764,898
Pacific Capital Bancorp	97,630	3,473,675
Park National Corp.	9,577	982,983
Peapack-Gladstone Financial Corp.(1)	26,630	742,977
Pennsylvania Commerce Bancorp Inc.(1)(2)	18,934	603,048
Pinnacle Financial Partners Inc.(2)	31,314	782,224
Placer Sierra Bancshares	11,018	305,309
Preferred Bank	17,825	793,212
PremierWest Bancorp(2)	31,728	444,192
PrivateBancorp Inc.(1)	70,773	2,517,396
Republic Bancorp Inc.	20,310	241,689
S&T Bancorp Inc.(1)	24,642	907,318
Sandy Spring Bancorp Inc.	7,537	262,891
Seacoast Banking Corp. of Florida	22,269	511,074
Security Bank Corp.	5,575	129,842
Sierra Bancorp	16,541	376,969
Signature Bank(2)	9,566	268,518
Southside Bancshares Inc.(1)	24,462	494,132
State Bancorp Inc.	1,949	32,626
State National Bancshares Inc.(2)	6,167	164,659
Sterling Bancorp	13,277	261,955
Suffolk Bancorp(1)	45,628	1,540,858
Summit Bancshares Inc.	20,713	372,420
SVB Financial Group(1)(2)	151,885	7,114,293
SY Bancorp Inc.	22,475	562,324
Texas Capital Bancshares Inc.(2)	95,448	2,138,990
Texas Regional Bancshares Inc. Class A	27,472	777,458
TriCo Bancshares	4,872	113,956
TrustCo Bank Corp. NY(1)	322,276	4,002,668
UCBH Holdings Inc.(1)	391,598	7,001,772
United Community Banks Inc.	20,906	557,354
United Security Bancshares Inc.	22,973	615,906
Univest Corp. of Pennsylvania	49,339	1,197,458
USB Holding Co. Inc.	2,473	53,565
Vineyard National Bancorp(1)	33,290	1,026,664
Virginia Commerce Bancorp Inc.(2)	39,178	1,139,688
Washington Trust Bancorp Inc.	5,208	136,345
West Bancorporation	71,757	1,341,856
Westamerica Bancorp	82,442	4,375,197
Western Alliance Bancorp(2)	4,572	136,566
Western Sierra Bancorp(2)	6,569	239,046
Wilshire Bancorp Inc.(1)	65,442	1,124,948
Wintrust Financial Corp.(1)	86,735	4,761,751
Yardville National Bancorp(1)	19,797	685,966

		108,072,922

BEVERAGES—0.34%
Boston Beer Co. Inc. Class A(2)	31,241	781,025
Coca-Cola Bottling Co. Consolidated	12,060	518,580
Green Mountain Coffee Roasters Inc.(2)	18,979	770,547
Hansen Natural Corp.(1)(2)	63,891	5,035,250
National Beverage Corp.(2)	10,788	105,399
Peet’s Coffee & Tea Inc.(1)(2)	58,462	1,774,322

		8,985,123
BIOTECHNOLOGY—3.06%
Aastrom Biosciences Inc.(2)	438,466	925,163
Alexion Pharmaceuticals Inc.(2)	131,556	2,664,009
ARIAD Pharmaceuticals Inc.(2)	259,732	1,519,432
Barrier Therapeutics Inc.(2)	63,605	521,561
Cell Genesys Inc.(1)(2)	164,170	973,528
Coley Pharmaceutical Group Inc.(1)(2)	23,297	353,183
Cotherix Inc.(2)	61,810	656,422
CuraGen Corp.(1)(2)	203,717	627,448
Curis Inc.(2)	206,633	735,613
deCODE genetics Inc.(1)(2)	233,053	1,925,018
Digene Corp.(1)(2)	71,034	2,072,062
Diversa Corp.(2)	70,240	337,152
Encysive Pharmaceuticals Inc.(1)(2)	249,289	1,966,890
Enzo Biochem Inc.(1)(2)	116,810	1,450,780
Enzon Pharmaceuticals Inc.(2)	109,906	813,304
Exelixis Inc.(2)	355,668	3,350,393
Genitope Corp.(1)(2)	102,750	816,862
Genomic Health Inc.(2)	17,848	162,595
Geron Corp.(1)(2)	272,501	2,346,234
GTx Inc.(2)	38,410	290,380
Human Genome Sciences Inc.(1)(2)	559,354	4,788,070
ICOS Corp.(1)(2)	273,248	7,549,842
Illumina Inc.(1)(2)	153,762	2,168,044
Immunogen Inc.(2)	175,567	900,659
Incyte Corp.(1)(2)	354,888	1,895,102
Integra LifeSciences Holdings Corp.(1)(2)	88,031	3,121,579
InterMune Inc.(1)(2)	107,292	1,802,506
Keryx Biopharmaceuticals Inc.(2)	117,332	1,717,740
Lexicon Genetics Inc.(2)	273,161	997,038
LifeCell Corp.(2)	137,549	2,623,059
Marshall Edwards Inc.(1)(2)	32,935	205,844
Martek Biosciences Corp.(1)(2)	134,415	3,307,953
Momenta Pharmaceuticals Inc.(1)(2)	40,295	888,102
Monogram Biosciences Inc.(2)	519,479	971,426
Myogen Inc.(2)	88,297	2,663,038
Myriad Genetics Inc.(1)(2)	167,152	3,476,762
Nektar Therapeutics(1)(2)	363,725	5,986,913
Northfield Laboratories Inc.(1)(2)	100,907	1,352,154
Orchid Cellmark Inc.(2)	105,499	801,792
Seattle Genetics Inc.(2)	57,575	271,754
Serologicals Corp.(1)(2)	83,536	1,649,001
StemCells Inc.(1)(2)	266,537	919,553
Stratagene Corp.	32,419	325,487
SuperGen Inc.(2)	217,182	1,096,769
Telik Inc.(1)(2)	222,575	3,781,549
Tercica Inc.(2)	48,120	345,020

		80,114,785
BUILDING MATERIALS—1.25%
AAON Inc.(2)	37,747	676,426
Apogee Enterprises Inc.	28,808	467,266
Builders FirstSource Inc.(2)	20,315	434,132

Drew Industries Inc.(2)	64,954	1,831,053
Eagle Materials Inc.(1)	78,452	9,599,387
ElkCorp	86,010	2,895,097
Genlyte Group Inc. (The)(2)	21,629	1,158,666
Interline Brands Inc.(2)	53,393	1,214,691
Lennox International Inc.	172,801	4,872,988
NCI Building Systems Inc.(1)(2)	59,319	2,519,871
Simpson Manufacturing Co. Inc.(1)	155,083	5,637,267
Trex Co. Inc.(1)(2)	49,241	1,381,210

		32,688,054
CHEMICALS—0.96%
American Vanguard Corp.(1)	45,638	1,072,493
Balchem Corp.	32,996	983,611
CF Industries Holdings Inc.	80,161	1,222,455
Georgia Gulf Corp.	73,791	2,244,722
Grace (W.R.) & Co.(1)(2)	131,006	1,231,456
Hercules Inc.(2)	286,984	3,242,919
Kronos Worldwide Inc.	14,845	430,653
MacDermid Inc.	129,860	3,623,094
NL Industries Inc.(1)	19,819	279,250
Olin Corp.	141,168	2,778,186
Pioneer Companies Inc.(2)	22,307	668,541
Rockwood Holdings Inc.(2)	40,361	796,323
Symyx Technologies Inc.(1)(2)	139,677	3,811,785
Tronox Inc. Class A(2)	34,272	447,935
UAP Holding Corp.	96,602	1,972,613
Zoltek Companies Inc.(1)(2)	46,587	409,034

		25,215,070
COAL—0.22%
Alpha Natural Resources Inc.(2)	126,438	2,428,874
Foundation Coal Holdings Inc.	56,025	2,128,950
James River Coal Co.(2)	33,136	1,265,795

		5,823,619
COMMERCIAL SERVICES—5.80%
Aaron Rents Inc.	166,750	3,515,090
Administaff Inc.	88,604	3,725,798
Advance America Cash Advance Centers Inc.	291,420	3,613,608
Advisory Board Co. (The)(1)(2)	82,225	3,919,666
AMN Healthcare Services Inc.(2)	48,935	967,934
Arbitron Inc.	96,767	3,675,211
Bankrate Inc.(1)(2)	40,542	1,196,800
Bowne & Co. Inc.	59,503	883,025
Bright Horizons Family Solutions Inc.(2)	115,961	4,296,355
CDI Corp.(1)	27,992	766,981
Cenveo Inc.(2)	226,477	2,980,437
Chemed Corp.	108,290	5,379,847
Clark Inc.	10,896	144,372
Coinstar Inc.(1)(2)	11,898	271,631
Consolidated Graphics Inc.(2)	41,888	1,982,978
Corinthian Colleges Inc.(1)(2)	388,722	4,579,145
Corrections Corp. of America(2)	114,122	5,132,066
CorVel Corp.(2)	13,595	258,169
CoStar Group Inc.(1)(2)	69,689	3,008,474
CRA International Inc.(1)(2)	47,291	2,255,308
Cross Country Healthcare Inc.(2)	32,422	576,463
DeVry Inc.(2)	249,373	4,987,460
DiamondCluster International Inc. Class A(2)	126,671	1,005,768
Educate Inc.(2)	78,853	930,465
Escala Group Inc.(1)(2)	25,212	511,299
Euronet Worldwide Inc.(1)(2)	133,082	3,699,680

Exponent Inc.(2)	3,291	93,399
First Advantage Corp. Class A(2)	23,721	633,588
Forrester Research Inc.(2)	11,467	215,006
FTI Consulting Inc.(2)	24,039	659,630
Gartner Inc.(2)	198,384	2,559,154
Geo Group Inc. (The)(2)	3,301	75,692
Gevity HR Inc.	118,326	3,043,345
Global Cash Access Inc.(2)	23,636	344,849
Healthcare Services Group Inc.(1)	113,931	2,359,511
Heartland Payment Systems Inc.(2)	9,940	215,300
Heidrick & Struggles International Inc.(2)	59,393	1,903,546
Hudson Highland Group Inc.(1)(2)	89,410	1,552,158
Huron Consulting Group Inc.(2)	28,611	686,378
iPayment Holdings Inc.(2)	55,255	2,294,188
Jackson Hewitt Tax Service Inc.(1)	150,921	4,182,021
Kenexa Corp.(2)	12,095	255,204
Kforce Inc.(1)(2)	98,379	1,097,910
Korn/Ferry International(1)(2)	152,526	2,850,711
Labor Ready Inc.(2)	227,505	4,736,654
Landauer Inc.	24,551	1,131,556
Learning Tree International Inc.(1)(2)	38,889	498,946
LECG Corp.(2)	63,240	1,099,111
Lincoln Educational Services Corp.(2)	17,436	248,637
McGrath RentCorp	87,720	2,438,616
Midas Inc.(2)	68,194	1,252,042
Monro Muffler Brake Inc.	26,558	805,239
Morningstar Inc.(2)	36,508	1,264,637
MPS Group Inc.(2)	168,790	2,307,359
Navigant Consulting Inc.(1)(2)	209,823	4,611,910
Odyssey Marine Exploration Inc.(2)	168,632	596,957
PAREXEL International Corp.(1)(2)	24,521	496,795
PRA International(2)	44,548	1,254,026
Pre-Paid Legal Services Inc.(1)	41,785	1,596,605
PRG-Schultz International Inc.(2)	144,941	88,414
Providence Service Corp. (The)(2)	40,395	1,162,972
QC Holdings Inc.(2)	32,163	370,839
Rent-Way Inc.(1)(2)	59,603	380,863
Resources Connection Inc.(2)	203,730	5,309,204
Rollins Inc.	122,643	2,417,294
Senomyx Inc.(2)	103,473	1,254,093
SFBC International Inc.(1)(2)	78,546	1,257,521
Sotheby’s Holdings Inc. Class A(2)	156,012	2,864,380
Source Interlink Companies Inc.(1)(2)	23,330	259,430
Spherion Corp.(2)	156,063	1,562,191
Strayer Education Inc.(1)	62,680	5,873,116
TeleTech Holdings Inc.(1)(2)	121,903	1,468,931
TNS Inc.(2)	45,992	882,127
Universal Technical Institute Inc.(1)(2)	91,270	2,823,894
Valassis Communications Inc.(2)	154,119	4,480,239
Watson Wyatt & Co. Holdings	98,512	2,748,485
Wright Express Corp.(2)	138,378	3,044,316

		151,873,019
COMPUTERS—3.13%
Agilysys Inc.	7,019	127,886
Ansoft Corp.(2)	27,359	931,574
Anteon International Corp.(2)	118,293	6,429,225
Catapult Communications Corp.(2)	26,439	391,033
CIBER Inc.(1)(2)	97,421	642,979
COMSYS IT Partners Inc.(2)	62,742	693,299
Covansys Corp.(2)	19,604	266,810
CyberGuard Corp.(2)	90,935	802,956
FactSet Research Systems Inc.(1)	146,925	6,047,433

Gateway Inc.(1)(2)	1,105,921	2,775,862
Henry (Jack) & Associates Inc.(1)	310,124	5,917,166
Hutchinson Technology Inc.(2)	21,816	620,665
iGATE Corp.(2)	4,612	22,414
IHS Inc. Class A(2)	42,709	876,389
Intergraph Corp.(1)(2)	35,727	1,779,562
InterVoice-Brite Inc.(2)	162,538	1,293,802
Kanbay International Inc.(2)	105,616	1,678,238
Komag Inc.(1)(2)	55,883	1,936,905
Kronos Inc.(2)	137,287	5,746,834
Lexar Media Inc.(2)	341,713	2,805,464
Manhattan Associates Inc.(2)	107,835	2,208,461
Maxtor Corp.(1)(2)	1,027,425	7,130,329
Mentor Graphics Corp.(2)	126,865	1,311,784
Mercury Computer Systems Inc.(1)(2)	89,859	1,853,791
MICROS Systems Inc.(2)	162,762	7,864,660
Mobility Electronics Inc.(1)(2)	115,393	1,114,696
MTS Systems Corp.	60,123	2,082,661
Ness Technologies Inc.(2)	26,628	286,784
NetScout Systems Inc.(2)	63,571	346,462
Palm Inc.(1)(2)	16,454	523,237
PAR Technology Corp.(2)	17,374	482,302
Perot Systems Corp. Class A(2)	48,677	688,293
Rackable Systems Inc.(2)	17,411	495,865
Radiant Systems Inc.(2)	97,950	1,191,072
RadiSys Corp.(1)(2)	34,478	597,849
Rimage Corp.(2)	40,603	1,176,675
SI International Inc.(2)	29,266	894,662
Silicon Storage Technology Inc.(2)	101,115	510,631
Stratasys Inc.(1)(2)	44,469	1,112,170
Sykes Enterprises Inc.(2)	37,343	499,276
Synaptics Inc.(2)	93,849	2,319,947
Syntel Inc.	32,977	686,911
TALX Corp.	67,076	3,066,044
3D Systems Corp.(1)(2)	51,843	933,174
Tyler Technologies Inc.(2)	86,616	760,488

		81,924,720
COSMETICS & PERSONAL CARE—0.16%
Chattem Inc.(1)(2)	61,634	2,242,861
Elizabeth Arden Inc.(2)	45,792	918,588
Inter Parfums Inc.	17,967	322,687
Parlux Fragrances Inc.(1)(2)	26,811	818,540

		4,302,676
DISTRIBUTION & WHOLESALE—1.47%
Aviall Inc.(1)(2)	143,313	4,127,414
Beacon Roofing Supply Inc.(1)(2)	76,203	2,189,312
Bell Microproducts Inc.(2)	69,276	529,961
BlueLinx Holdings Inc.	33,522	377,122
Brightpoint Inc.(2)	38,601	1,070,406
Building Materials Holdings Corp.(1)	15,979	1,089,928
Central European Distribution Corp.(2)	83,133	3,336,959
Hughes Supply Inc.	48,505	1,738,904
Huttig Building Products Inc.(2)	19,081	160,280
LKQ Corp.(2)	70,435	2,438,460
MWI Veterinary Supply Inc.(2)	11,199	289,046
Navarre Corp.(1)(2)	110,196	609,384
NuCo2 Inc.(1)(2)	45,823	1,277,545
Owens & Minor Inc.	99,765	2,746,530
ScanSource Inc.(1)(2)	54,048	2,955,345
United Stationers Inc.(2)	45,558	2,209,563
Watsco Inc.	91,719	5,485,713
WESCO International Inc.(2)	137,120	5,859,138

		38,491,010

DIVERSIFIED FINANCIAL SERVICES—2.01%
Accredited Home Lenders Holding Co.(1)(2)	49,416	2,450,045
Advanta Corp. Class B	5,154	167,196
Archipelago Holdings Inc.(1)(2)	86,493	4,304,757
Asset Acceptance Capital Corp.(2)	38,304	860,308
Asta Funding Inc.(1)	44,268	1,210,287
BKF Capital Group Inc.(1)	29,216	553,643
Calamos Asset Management Inc. Class A	98,347	3,093,013
Cohen & Steers Inc.	31,049	578,443
Collegiate Funding Services LLC(2)	63,199	1,248,180
CompuCredit Corp.(2)	38,691	1,488,830
Delta Financial Corp.(1)	1,285	10,768
Doral Financial Corp.	47,430	502,758
Encore Capital Group Inc.(1)(2)	53,212	923,228
GAMCO Investors Inc. Class A	14,130	615,079
GFI Group Inc.(2)	25,034	1,187,363
Greenhill & Co. Inc.	51,204	2,875,617
IntercontinentalExchange Inc.(2)	30,517	1,109,293
International Securities Exchange Inc.(2)	48,204	1,326,574
MarketAxess Holdings Inc.(1)(2)	39,593	452,548
Marlin Business Services Corp.(2)	26,017	621,546
Nasdaq Stock Market Inc. (The)(2)	129,390	4,551,940
National Financial Partners Corp.(1)	150,934	7,931,582
optionsXpress Holdings Inc.	88,428	2,170,907
Portfolio Recovery Associates Inc.(1)(2)	66,608	3,093,276
Sanders Morris Harris Group Inc.	9,498	155,672
TradeStation Group Inc.(1)(2)	84,684	1,048,388
United PanAm Financial Corp.(1)(2)	21,558	557,705
Waddell & Reed Financial Inc. Class A	249,668	5,235,538
World Acceptance Corp.(2)	81,273	2,316,280

		52,640,764
ELECTRIC—0.06%
MGE Energy Inc.	23,208	786,983
Ormat Technologies Inc.	30,999	810,314

		1,597,297
ELECTRICAL COMPONENTS & EQUIPMENT—0.83%
Advanced Energy Industries Inc.(2)	119,421	1,412,750
American Superconductor Corp.(1)(2)	136,396	1,073,437
Artesyn Technologies Inc.(1)(2)	136,656	1,407,557
China Energy Savings Technology Inc.(1)(2)	4,270	35,526
Color Kinetics Inc.(1)(2)	56,208	808,833
Energy Conversion Devices Inc.(2)	86,437	3,522,308
General Cable Corp.(2)	51,760	1,019,672
GrafTech International Ltd.(2)	183,271	1,139,946
Greatbatch Inc.(1)(2)	76,593	1,992,184
Intermagnetics General Corp.(1)(2)	120,196	3,834,252
Littelfuse Inc.(2)	41,157	1,121,528
Medis Technologies Ltd.(1)(2)	63,543	934,718
Power-One Inc.(2)	35,176	211,760
Ultralife Batteries Inc.(1)(2)	62,177	746,124
Universal Display Corp.(1)(2)	100,987	1,061,373
Valence Technology Inc.(1)(2)	89,393	137,665
Vicor Corp.	82,399	1,302,728

		21,762,361
ELECTRONICS—2.31%
American Science & Engineering Inc.(2)	35,078	2,187,815
Badger Meter Inc.	14,958	586,952

Benchmark Electronics Inc.(1)(2)	96,081	3,231,204
Brady Corp. Class A	89,476	3,237,242
Cogent Inc.(2)	102,596	2,326,877
CTS Corp.(1)	75,080	830,385
Cymer Inc.(2)	129,559	4,600,640
Daktronics Inc.	64,340	1,902,534
Dionex Corp.(2)	86,903	4,265,199
Excel Technology Inc.(2)	37,592	893,938
Fargo Electronics(2)	54,013	1,039,750
FARO Technologies Inc.(1)(2)	48,704	974,080
FEI Co.(1)(2)	87,743	1,682,033
Identix Inc.(1)(2)	379,525	1,901,420
II-VI Inc.(1)(2)	98,518	1,760,517
International DisplayWorks Inc.(1)(2)	135,246	803,361
Ionatron Inc.(1)(2)	103,856	1,049,984
Itron Inc.(2)	106,135	4,249,645
Keithley Instruments Inc.	47,772	667,853
KEMET Corp.(1)(2)	62,361	440,892
LaBarge Inc.(2)	43,041	618,499
Lo-Jack Corp.(2)	72,241	1,743,175
Measurements Specialties Inc.(2)	50,391	1,227,021
Methode Electronics Inc.	93,203	929,234
Metrologic Instruments Inc.(2)	50,741	977,272
Molecular Devices Corp.(1)(2)	48,934	1,415,661
Multi-Fineline Electronix Inc.(2)	29,547	1,423,279
OSI Systems Inc.(1)(2)	21,489	395,183
Paxar Corp.(2)	11,403	223,841
Photon Dynamics Inc.(1)(2)	64,387	1,176,994
Plexus Corp.(2)	107,387	2,441,980
Rogers Corp.(1)(2)	70,448	2,760,153
Sonic Solutions Inc.(1)(2)	104,014	1,571,652
Spatialight Inc.(1)(2)	125,731	436,287
Sypris Solutions Inc.	7,034	70,199
Taser International Inc.(1)(2)	260,933	1,821,312
TTM Technologies Inc.(2)	88,743	834,184
Viisage Technology Inc.(1)(2)	33,737	594,112
Watts Water Technologies Inc. Class A	12,614	382,078
X-Rite Inc.	84,100	841,000

		60,515,437
ENERGY-ALTERNATE SOURCES—0.87%
Covanta Holding Corp.(2)	460,700	6,938,142
Evergreen Solar Inc.(1)(2)	168,779	1,797,496
Headwaters Inc.(1)(2)	176,787	6,265,331
KFx Inc.(1)(2)	251,874	4,309,564
Pacific Ethanol Inc.(1)(2)	8,205	88,778
Plug Power Inc.(1)(2)	217,247	1,114,477
SunPower Corp. Class A(1)(2)	24,068	818,071
Syntroleum Corp.(1)(2)	167,287	1,510,602

		22,842,461
ENGINEERING & CONSTRUCTION—0.06%
Infrasource Services Inc.(2)	27,092	354,363
Insituform Technologies Inc. Class A(1)(2)	6,069	117,557
Layne Christensen Co.(2)	5,302	134,830
Perini Corp.(2)	44,123	1,065,570

		1,672,320
ENTERTAINMENT—0.63%
Alliance Gaming Corp.(2)	219,003	2,851,419
Bluegreen Corp.(2)	19,327	305,367
Churchill Downs Inc.	2,664	97,849
Dover Downs Gaming & Entertainment Inc.	41,266	583,914

Great Wolf Resorts Inc.(2)	70,516	727,020
Isle of Capri Casinos Inc.(1)(2)	60,202	1,466,521
Macrovision Corp.(2)	216,115	3,615,604
Mikohn Gaming Corp.(2)	162,311	1,602,010
Pinnacle Entertainment Inc.(1)(2)	19,985	493,829
Shuffle Master Inc.(1)(2)	152,224	3,826,911
Speedway Motorsports Inc.	13,540	469,432
Sunterra Corp.(2)	39,848	566,639

		16,606,515
ENVIRONMENTAL CONTROL—0.90%
Aleris International Inc.(2)	131,465	4,238,432
American Ecology Corp.	51,793	747,373
Casella Waste Systems Inc. Class A(2)	4,582	58,604
Clean Harbors Inc.(2)	80,576	2,321,395
Darling International Inc.(2)	274,990	1,091,710
Duratek Inc.(1)(2)	59,505	888,410
Mine Safety Appliances Co.(1)	123,566	4,474,325
Tetra Tech Inc.(2)	185,698	2,909,888
Waste Connections Inc.(2)	200,386	6,905,302

		23,635,439
FOOD—0.55%
Arden Group Inc. Class A	5,756	523,738
Diamond Foods Inc.	7,350	145,309
Flowers Foods Inc.	38,264	1,054,556
Gold Kist Inc.(2)	51,054	763,257
Great Atlantic & Pacific Tea Co.(2)	39,225	1,246,570
J&J Snack Foods Corp.	3,124	185,597
Lance Inc.	23,942	446,039
Pathmark Stores Inc.(2)	105,129	1,050,239
Premium Standard Farms Inc.	10,339	154,671
Sanderson Farms Inc.	5,947	181,562
Seaboard Corp.(1)	613	926,243
Spartan Stores Inc.(2)	57,425	598,368
Tootsie Roll Industries Inc.(1)	39,261	1,135,821
United Natural Foods Inc.(1)(2)	174,984	4,619,578
Wild Oats Markets Inc.(1)(2)	122,491	1,479,691

		14,511,239
FOREST PRODUCTS & PAPER—0.10%
Deltic Timber Corp.	42,774	2,218,260
Neenah Paper Inc.	4,520	126,560
Xerium Technologies Inc.	23,005	193,472

		2,538,292
GAS—0.01%
EnergySouth Inc.	3,261	87,330
New Jersey Resources Corp.	6,137	257,079

		344,409
HAND & MACHINE TOOLS—0.35%
Baldor Electric Co.(1)	103,951	2,666,343
Franklin Electric Co. Inc.(1)	95,179	3,763,378
Lincoln Electric Holdings Inc.	14,973	593,829
Regal-Beloit Corp.(1)	60,803	2,152,426

		9,175,976
HEALTH CARE-PRODUCTS—5.98%
Abaxis Inc.(2)	85,025	1,401,212
ABIOMED Inc.(2)	81,790	755,740
Adeza Biomedical Corp.(2)	18,230	383,741
Align Technology Inc.(1)(2)	263,335	1,703,777

American Medical Systems Holdings Inc.(2)	295,688	5,272,117
AngioDynamics Inc.(2)	9,516	242,943
Animas Corp.(2)	52,439	1,266,402
Arrow International Inc.(1)	90,468	2,622,667
ArthroCare Corp.(1)(2)	103,807	4,374,427
Aspect Medical Systems Inc.(1)(2)	69,515	2,387,840
Biosite Inc.(1)(2)	72,356	4,072,919
Bruker BioSciences Corp.(2)	130,532	634,386
Candela Corp.(1)(2)	96,481	1,393,186
Cantel Medical Corp.(2)	48,288	866,287
Cepheid Inc.(1)(2)	182,172	1,599,470
Cyberonics Inc.(2)	91,192	2,945,502
DexCom Inc.(2)	17,359	258,996
Diagnostic Products Corp.	97,775	4,746,976
DJ Orthopedics Inc.(1)(2)	63,835	1,760,569
Encore Medical Corp.(2)	124,361	615,587
EPIX Pharmaceuticals Inc.(2)	101,131	408,569
ev3 Inc.(1)(2)	35,252	519,614
FoxHollow Technologies Inc.(1)(2)	59,336	1,767,619
Haemonetics Corp.(2)	110,824	5,414,861
HealthTronics Inc.(2)	129,665	991,937
Hologic Inc.(2)	170,453	6,463,578
ICU Medical Inc.(2)	34,044	1,334,865
Immucor Inc.(2)	194,570	4,545,155
IntraLase Corp.(1)(2)	55,524	989,993
Intuitive Surgical Inc.(1)(2)	148,635	17,430,426
Inverness Medical Innovations Inc.(1)(2)	6,098	144,584
IRIS International Inc.(2)	69,860	1,527,140
Kensey Nash Corp.(1)(2)	40,266	887,060
Kyphon Inc.(1)(2)	124,218	5,071,821
Laserscope(1)(2)	85,214	1,913,906
LCA-Vision Inc.(1)	87,136	4,139,831
Lifeline Systems Inc.(2)	52,483	1,918,778
Luminex Corp.(2)	109,692	1,274,621
Mentor Corp.(1)	137,891	6,354,017
Merge Technologies Inc.(2)	88,254	2,209,880
Meridian Bioscience Inc.	79,248	1,596,055
Merit Medical Systems Inc.(1)(2)	59,085	717,292
Micro Therapeutics Inc.(2)	46,237	320,422
Neurometrix Inc.(2)	24,639	672,152
NuVasive Inc.(2)	65,217	1,180,428
NxStage Medical Inc.(2)	21,004	251,208
Oakley Inc.(1)	83,102	1,220,768
OraSure Technologies Inc.(2)	190,993	1,684,558
Palomar Medical Technologies Inc.(2)	72,208	2,530,168
PolyMedica Corp.	103,257	3,456,012
PSS World Medical Inc.(1)(2)	276,831	4,108,172
Somanetics Corp.(1)(2)	43,499	1,391,968
SonoSite Inc.(1)(2)	65,822	2,304,428
Stereotaxis Inc.(2)	61,019	525,374
Steris Corp.	35,218	881,154
SurModics Inc.(2)	64,419	2,382,859
Sybron Dental Specialties Inc.(2)	110,230	4,388,256
Symmetry Medical Inc.(2)	35,784	693,852
ThermoGenesis Corp.(2)	193,876	936,421
Thoratec Corp.(1)(2)	206,707	4,276,768
TriPath Imaging Inc.(2)	128,800	777,952
Ventana Medical Systems Inc.(1)(2)	133,359	5,647,754
Viasys Healthcare Inc.(2)	24,593	632,040
Vital Images Inc.(2)	52,501	1,372,901
Vital Sign Inc.	19,568	837,902
VNUS Medical Technologies Inc.(2)	22,017	184,502
West Pharmaceutical Services Inc.	133,210	3,334,246

Wright Medical Group Inc.(1)(2)	123,738	2,524,255
Young Innovations Inc.	20,063	683,747
Zoll Medical Corp.(2)	24,470	616,399

		156,743,012
HEALTH CARE-SERVICES—3.08%
Alliance Imaging Inc.(2)	50,141	298,339
Allied Healthcare International Inc.(2)	26,834	164,761
Amedisys Inc.(1)(2)	66,003	2,787,967
America Service Group Inc.(2)	46,908	743,961
American Dental Partners Inc.(2)	27,265	492,951
American Healthways Inc.(1)(2)	141,791	6,416,043
American Retirement Corp.(2)	118,673	2,982,252
AmSurg Corp.(2)	126,431	2,890,213
Apria Healthcare Group Inc.(1)(2)	209,541	5,052,034
Beverly Enterprises Inc.(2)	467,929	5,460,731
Bio-Reference Laboratories Inc.(1)(2)	43,679	821,602
Brookdale Senior Living Inc.	31,411	936,362
Centene Corp.(1)(2)	179,085	4,708,145
Genesis HealthCare Corp.(2)	5,345	195,199
Gentiva Health Services Inc.(1)(2)	62,892	927,028
Horizon Health Corp.(2)	45,003	1,018,418
LHC Group Inc.(2)	16,777	292,423
Magellan Health Services Inc.(2)	11,997	377,306
Matria Healthcare Inc.(2)	87,894	3,406,771
MedCath Corp.(2)	3,977	73,773
Molina Healthcare Inc.(2)	47,564	1,267,105
National Healthcare Corp.	10,207	381,538
Odyssey Healthcare Inc.(1)(2)	119,974	2,236,315
Option Care Inc.(1)	92,368	1,234,036
PainCare Holdings Inc.(1)(2)	195,170	636,254
Pediatrix Medical Group Inc.(2)	105,651	9,357,509
Psychiatric Solutions Inc.(2)	108,831	6,392,733
Radiation Therapy Services Inc.(2)	47,189	1,666,244
RehabCare Group Inc.(2)	15,421	311,504
Specialty Laboratories Inc.(2)	25,265	329,708
Sunrise Senior Living Inc.(2)	132,691	4,473,014
Symbion Inc.(2)	66,964	1,540,172
U.S. Physical Therapy Inc.(2)	50,982	941,638
United Surgical Partners International Inc.(1)(2)	185,112	5,951,351
VistaCare Inc. Class A(2)	47,284	591,050
Wellcare Health Plans Inc.(2)	79,641	3,253,335

		80,609,785
HOLDING COMPANIES-DIVERSIFIED—0.31%
Resource America Inc. Class A	21,190	361,289
Walter Industries Inc.(1)	154,987	7,705,954

		8,067,243
HOME BUILDERS—0.77%
Brookfield Homes Corp.(1)	62,797	3,122,895
Champion Enterprises Inc.(2)	323,376	4,404,381
Comstock Homebuilding Companies Inc. Class A(2)	22,008	310,533
Fleetwood Enterprises Inc.(1)(2)	82,079	1,013,676
Orleans Homebuilders Inc.(1)	7,738	141,992
Thor Industries Inc.(1)	147,782	5,921,625
William Lyon Homes Inc.(2)	1,730	174,557
Williams Scotsman International Inc.(2)	21,370	369,915
Winnebago Industries Inc.(1)	142,931	4,756,744

		20,216,318

HOME FURNISHINGS—0.35%
American Woodmark Corp.(1)	48,042	1,190,961
Bassett Furniture Industries Inc.	9,259	171,291
DTS Inc.(2)	67,700	1,001,960
Ethan Allen Interiors Inc.	13,619	497,502
Maytag Corp.(1)	207,898	3,912,640
Stanley Furniture Co. Inc.	4,430	102,687
TiVo Inc.(1)(2)	244,977	1,254,282
Universal Electronics Inc.(2)	58,303	1,004,561

		9,135,884
HOUSEHOLD PRODUCTS & WARES—1.16%
CNS Inc.	53,419	1,170,410
Fossil Inc.(1)(2)	206,732	4,446,805
Harland (John H.) Co.(1)	105,521	3,967,590
Jarden Corp.(1)(2)	290,619	8,762,163
Playtex Products Inc.(2)	172,422	2,357,009
Prestige Brands Holdings Inc.(2)	32,983	412,287
Tupperware Corp.	147,612	3,306,509
WD-40 Co.	41,196	1,081,807
Yankee Candle Co. Inc. (The)(1)	193,995	4,966,272

		30,470,852
HOUSEWARES—0.01%
Lifetime Brands Inc.(1)	14,248	294,506

		294,506
INSURANCE—0.41%
American Equity Investment Life Holding Co.(1)	47,450	619,222
Argonaut Group Inc.(2)	67,583	2,214,695
Crawford & Co. Class B	16,457	94,792
Direct General Corp.(1)	5,003	84,551
Enstar Group Inc.(1)(2)	9,022	597,707
Hilb, Rogal & Hobbs Co.(1)	22,236	856,308
James River Group Inc.(2)	2,162	42,916
Midland Co. (The)	8,811	317,548
National Interstate Corp.	19,643	374,592
Navigators Group Inc. (The)(2)	25,066	1,093,128
ProAssurance Corp.(2)	48,175	2,343,232
Republic Companies Group Inc.	2,810	43,499
Safety Insurance Group Inc.	3,622	146,220
SeaBright Insurance Holdings(2)	1,105	18,376
Tower Group Inc.	10,550	231,889
Universal American Financial Corp.(2)	52,300	788,684
Zenith National Insurance Corp.	19,511	899,847

		10,767,206
INTERNET—5.92%
Agile Software Corp.(2)	95,316	569,990
Applied Digital Solutions Inc.(1)(2)	288,059	826,729
aQuantive Inc.(1)(2)	242,156	6,112,017
Arbinet-thexchange Inc.(2)	26,796	187,840
AsiaInfo Holdings Inc.(2)	76,338	303,825
Audible Inc.(1)(2)	103,259	1,325,846
autobytel.com Inc.(1)(2)	100,582	496,875
Avocent Corp.(2)	183,373	4,985,912
Blue Coat Systems Inc.(2)	46,772	2,138,416
Blue Nile Inc.(1)(2)	63,275	2,550,615
Click Commerce Inc.(1)(2)	35,329	742,616
CMGI Inc.(2)	1,536,770	2,335,890
CNET Networks Inc.(1)(2)	553,855	8,136,130
Cogent Communications Group Inc.(1)(2)	31,597	173,468
CyberSource Corp.(2)	113,160	746,856
Digital Insight Corp.(2)	148,987	4,770,564

Digital River Inc.(1)(2)	146,488	4,356,553
Digitas Inc.(2)	381,978	4,782,365
Drugstore.com Inc.(1)(2)	291,504	830,786
EarthLink Inc.(2)	511,426	5,681,943
eCollege.com Inc.(2)	75,943	1,369,252
Entrust Inc.(2)	266,129	1,288,064
Equinix Inc.(1)(2)	66,005	2,690,364
eResearch Technology Inc.(1)(2)	216,306	3,266,221
FTD Group Inc.(2)	57,448	596,885
GSI Commerce Inc.(1)(2)	139,908	2,111,212
Harris Interactive Inc.(2)	146,148	629,898
HomeStore Inc.(1)(2)	628,611	3,205,916
InfoSpace Inc.(2)	101,177	2,612,390
Internet Security Systems Inc.(2)	133,886	2,804,912
Interwoven Inc.(2)	17,005	144,032
Ipass Inc.(2)	196,777	1,290,857
iVillage Inc.(2)	202,285	1,622,326
j2 Global Communications Inc.(1)(2)	101,327	4,330,716
Jupitermedia Corp.(1)(2)	86,331	1,275,972
Keynote Systems Inc.(2)	42,637	547,885
Lionbridge Technologies Inc.(2)	219,543	1,541,192
MatrixOne Inc.(2)	14,123	70,474
Motive Inc.(2)	66,624	205,868
NetFlix Inc.(1)(2)	156,360	4,231,102
NIC Inc.(2)	144,353	889,214
Nutri/System Inc.(1)(2)	103,675	3,734,373
1-800 CONTACTS INC.(1)(2)	36,820	431,160
1-800-FLOWERS.COM Inc.(2)	109,204	701,090
Online Resources Corp.(2)	90,285	997,649
Openwave Systems Inc.(1)(2)	377,819	6,600,498
Opsware Inc.(1)(2)	319,377	2,168,570
Overstock.com Inc.(1)(2)	44,992	1,266,525
Priceline.com Inc.(2)	107,537	2,400,226
ProQuest Co.(1)(2)	97,125	2,710,759
Provide Commerce Inc.(2)	34,338	1,136,931
RealNetworks Inc.(1)(2)	491,885	3,817,028
Redback Networks Inc.(1)(2)	61,371	862,876
RightNow Technologies Inc.(1)(2)	49,170	907,678
RSA Security Inc.(1)(2)	79,134	888,675
S1 Corp.(1)(2)	122,103	531,148
Sapient Corp.(1)(2)	343,374	1,953,798
Secure Computing Corp.(2)	153,642	1,883,651
Sohu.com Inc.(2)	106,408	1,951,523
Stamps.com Inc.(1)(2)	69,560	1,597,098
Stellent Inc.(2)	39,346	390,706
SupportSoft Inc.(2)	126,912	535,569
Terremark Worldwide Inc.(2)	125,790	584,924
TIBCO Software Inc.(2)	612,646	4,576,466
Travelzoo Inc.(1)(2)	14,533	319,726
TriZetto Group Inc. (The)(2)	181,191	3,078,435
United Online Inc.	55,648	791,315
ValueClick Inc.(1)(2)	373,408	6,762,419
Vasco Data Security International Inc.(1)(2)	102,618	1,011,813
Vignette Corp.(2)	44,089	719,092
WebEx Communications Inc.(1)(2)	141,476	3,060,126
WebMD Health Corp. Class A(1)(2)	25,126	729,910
Websense Inc.(1)(2)	102,179	6,707,030
WebSideStory Inc.(2)	31,591	572,745

		155,161,520
INVESTMENT COMPANIES—0.09%
Gladstone Capital Corp.(1)	2,389	51,077
Gladstone Investment Corp.	26,739	363,383

Harris & Harris Group Inc.(1)(2)	89,142	1,239,074
NGP Capital Resources Co.	31,373	411,927
Technology Investment Capital Corp.	24,068	363,427

		2,428,888
IRON & STEEL—0.70%
AK Steel Holding Corp.(1)(2)	468,674	3,725,958
Cleveland-Cliffs Inc.(1)	93,542	8,285,015
Gibraltar Industries Inc.	25,120	576,253
Reliance Steel & Aluminum Co.	79,124	4,836,059
Steel Technologies Inc.	28,511	798,023

		18,221,308
LEISURE TIME—0.46%
Ambassadors Group Inc.	72,294	1,654,810
Escalade Inc.	34,207	402,616
Life Time Fitness Inc.(2)	100,218	3,817,304
Marine Products Corp.	56,244	590,000
Multimedia Games Inc.(1)(2)	75,632	699,596
Nautilus Inc.(1)	142,697	2,662,726
WMS Industries Inc.(1)(2)	91,331	2,291,495

		12,118,547
LODGING—0.27%
Ameristar Casinos Inc.	84,997	1,929,432
Gaylord Entertainment Co.(2)	72,918	3,178,496
Monarch Casino & Resort Inc.(2)	39,561	894,079
MTR Gaming Group Inc.(2)	73,843	768,706
Riviera Holdings Corp.(2)	24,228	397,097

		7,167,810
MACHINERY—2.10%
Applied Industrial Technologies Inc.	118,208	3,982,428
Astec Industries Inc.(2)	66,983	2,187,665
Bucyrus International Inc. Class A(1)	87,029	4,586,428
Cognex Corp.	177,362	5,336,823
Global Power Equipment Group Inc.(2)	100,350	453,582
Intevac Inc.(2)	87,054	1,149,113
iRobot Corp.(1)(2)	12,845	428,124
JLG Industries Inc.	218,041	9,955,752
Kadant Inc.(2)	29,973	554,500
Lindsay Manufacturing Co.	26,148	502,826
Manitowoc Co. Inc. (The)(1)	108,645	5,456,152
Middleby Corp. (The)(1)(2)	21,685	1,875,752
Nordson Corp.	50,735	2,055,275
Presstek Inc.(1)(2)	124,658	1,126,908
Sauer-Danfoss Inc.	9,595	180,482
Stewart & Stevenson Services Inc.	95,086	2,009,167
TurboChef Technologies Inc.(1)(2)	54,916	788,594
Unova Inc.(1)(2)	209,486	7,080,627
Wabtec Corp.	200,559	5,395,037

		55,105,235
MANUFACTURING—1.25%
Actuant Corp. Class A(1)	114,383	6,382,571
Applied Films Corp.(2)	2,823	58,634
Blount International Inc.(2)	106,609	1,698,281
Ceradyne Inc.(2)	72,273	3,165,557
CLARCOR Inc.	165,108	4,905,359
ESCO Technologies Inc.(2)	92,638	4,121,465
Flanders Corp.(2)	56,477	686,760
Jacuzzi Brands Inc.(2)	327,134	2,747,926
Lancaster Colony Corp.	20,194	748,188

Matthews International Corp. Class A	136,543	4,971,531
Raven Industries Inc.	66,871	1,929,228
Reddy Ice Holdings Inc.	15,166	330,770
Tredegar Corp.	72,670	936,716

		32,682,986
MEDIA—1.12%
Beasley Broadcast Group Inc. Class A	32,294	436,292
Courier Corp.	15,750	540,855
Crown Media Holdings Inc.(1)(2)	63,300	580,461
Cumulus Media Inc. Class A(1)(2)	37,641	467,125
Emmis Communications Corp.(2)	26,785	533,289
Entravision Communications Corp.(2)	192,892	1,373,391
Fisher Communications Inc.(2)	16,379	678,582
Gemstar-TV Guide International Inc.(2)	1,055,475	2,754,790
Hollinger International Inc.(1)	251,578	2,254,139
Journal Communications Inc. Class A	12,026	167,763
Journal Register Co.	85,035	1,271,273
Liberty Corp.	8,900	416,609
LodgeNet Entertainment Corp.(2)	69,111	963,407
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	95,858	1,670,805
Mediacom Communications Corp.(1)(2)	264,205	1,450,485
Nelson (Thomas) Inc.	31,235	769,943
Outdoor Channel Holdings Inc.(2)	31,754	428,679
Playboy Enterprises Inc. Class B(2)	87,983	1,222,084
Radio One Inc. Class D(2)	115,784	1,198,364
Readers Digest Association Inc. (The)(1)	364,085	5,541,374
Regent Communications Inc.(2)	48,179	223,551
Saga Communications Inc.(2)	48,195	523,880
Salem Communications Corp. Class A(2)	44,101	771,326
Sinclair Broadcast Group Inc. Class A	188,433	1,733,584
Spanish Broadcasting System Inc. Class A(2)	137,364	701,930
Value Line Inc.	6,029	208,181
World Wrestling Entertainment Inc.	6,147	90,238
WorldSpace Inc. Class A(1)(2)	21,517	312,212
WPT Enterprises Inc.(1)(2)	24,836	147,526

		29,432,138
METAL FABRICATE & HARDWARE—0.59%
Dynamic Materials Corp.	24,081	722,912
Earle M Jorgensen Co.(2)	44,128	407,301
Kaydon Corp.(1)	64,009	2,057,249
Lawson Products Inc.	7,361	277,804
Mueller Industries Inc.	45,460	1,246,513
NN Inc.	61,676	653,766
NS Group Inc.(1)(2)	95,191	3,979,936
Quanex Corp.(1)	92,262	4,610,332
RBC Bearings Inc.(2)	14,579	236,909
Sun Hydraulics Corp.	28,775	556,221
Worthington Industries Inc.(1)	34,983	672,023

		15,420,966
MINING—0.57%
AMCOL International Corp.(1)	92,481	1,897,710
Charles & Colvard Ltd.(1)	52,051	1,051,430
Coeur d’Alene Mines Corp.(1)(2)	1,027,988	4,111,952
Hecla Mining Co.(1)(2)	506,972	2,058,306
Royal Gold Inc.(1)	80,606	2,799,446
Titanium Metals Corp.(2)	45,700	2,890,982

		14,809,826

OFFICE & BUSINESS EQUIPMENT—0.12%
Global Imaging Systems Inc.(1)(2)	78,774	2,727,944
TRM Corp.(1)(2)	43,342	322,898

		3,050,842
OFFICE FURNISHINGS—0.07%
Interface Inc. Class A(2)	125,407	1,030,846
Knoll Inc.	47,231	808,122

		1,838,968
OIL & GAS—4.19%
Alon USA Energy Inc.(2)	31,357	616,165
Atlas America Inc.(2)	27,520	1,657,254
ATP Oil & Gas Corp.(1)(2)	77,700	2,875,677
Atwood Oceanics Inc.(1)(2)	56,531	4,411,114
Berry Petroleum Co. Class A(1)	59,419	3,398,767
Bronco Drilling Co. Inc.(2)	14,678	337,741
Cabot Oil & Gas Corp.	98,047	4,421,920
Callon Petroleum Co.(2)	15,058	265,774
Carrizo Oil & Gas Inc.(2)	54,266	1,340,913
Cheniere Energy Inc.(1)(2)	204,943	7,627,978
Clayton Williams Energy Inc.(2)	24,132	1,007,270
Comstock Resources Inc.(1)(2)	174,032	5,309,716
Crosstex Energy Inc.	26,252	1,655,451
Delta Petroleum Corp.(1)(2)	150,861	3,284,244
Edge Petroleum Corp.(1)(2)	4,353	108,433
Encore Acquisition Co.(1)(2)	75,597	2,422,128
Endeavour International Corp.(2)	240,835	794,755
Energy Partners Ltd.(2)	18,148	395,445
Frontier Oil Corp.	234,390	8,796,657
FX Energy Inc.(1)(2)	147,410	1,176,332
Gasco Energy Inc.(2)	320,968	2,095,921
Giant Industries Inc.(2)	41,328	2,147,403
Goodrich Petroleum Corp.(1)(2)	43,948	1,105,292
Grey Wolf Inc.(1)(2)	816,979	6,315,248
Holly Corp.	74,145	4,364,916
KCS Energy Inc.(1)(2)	212,919	5,156,898
Parallel Petroleum Corp.(2)	145,881	2,481,436
Parker Drilling Co.(2)	408,944	4,428,864
Penn Virginia Corp.	31,512	1,808,789
Petrohawk Energy Corp.(2)	102,523	1,355,354
Petroleum Development Corp.(2)	66,759	2,225,745
Pioneer Drilling Co.(2)	84,156	1,508,917
Remington Oil & Gas Corp.(2)	84,767	3,093,995
St. Mary Land & Exploration Co.(1)	189,940	6,991,691
TODCO Class A	202,572	7,709,890
Toreador Resources Corp.(1)(2)	66,163	1,394,054
Tri-Valley Corp.(1)(2)	95,937	746,390
W&T Offshore Inc.	36,707	1,079,186
Warren Resources Inc.(1)(2)	112,106	1,773,517

		109,687,240
OIL & GAS SERVICES—2.72%
Cal Dive International Inc.(1)(2)	331,301	11,890,393
CARBO Ceramics Inc.(1)	83,334	4,710,038
Dril-Quip Inc.(1)(2)	6,755	318,836
Global Industries Ltd.(2)	177,845	2,018,541
Gulf Island Fabrication Inc.	33,573	816,160
Hercules Offshore Inc.(2)	23,309	662,209
Hornbeck Offshore Services Inc.(2)	79,467	2,598,571
Hydril Co. LP(2)	81,143	5,079,552
Lone Star Technologies Inc.(2)	127,611	6,592,384
Lufkin Industries Inc.	51,054	2,546,063
MarkWest Hydrocarbon Inc.	24,249	533,720
Maverick Tube Corp.(1)(2)	82,505	3,288,649

Newpark Resources Inc.(1)(2)	257,181	1,962,291
Oceaneering International Inc.(2)	103,747	5,164,526
Oil States International Inc.(2)	164,065	5,197,579
RPC Inc.	48,751	1,284,101
Seacor Holdings Inc.(2)	4,589	312,511
Superior Energy Services Inc.(2)	332,490	6,998,914
Superior Well Services Inc.(2)	18,142	431,054
Tetra Technologies Inc.(1)(2)	144,876	4,421,616
Union Drilling Inc.(2)	24,914	362,000
W-H Energy Services Inc.(2)	119,403	3,949,851

		71,139,559
PACKAGING & CONTAINERS—0.23%
Greif Inc. Class A	60,754	4,026,775
Silgan Holdings Inc.	54,576	1,971,285

		5,998,060
PHARMACEUTICALS—6.48%
Abgenix Inc.(2)	383,410	8,247,149
ACADIA Pharmaceuticals Inc.(2)	70,349	692,938
Adams Respiratory Therapeutics Inc.(2)	31,616	1,285,507
Adolor Corp.(2)	167,359	2,443,441
Alkermes Inc.(2)	386,600	7,391,792
Alpharma Inc. Class A	45,283	1,291,018
Amylin Pharmaceuticals Inc.(1)(2)	469,601	18,746,472
Andrx Corp.(2)	228,850	3,769,159
Antigenics Inc.(1)(2)	62,769	298,780
Array BioPharma Inc.(2)	135,499	949,848
AtheroGenics Inc.(1)(2)	143,041	2,862,250
AVANIR Pharmaceuticals Class A(2)	486,718	1,674,310
Bentley Pharmaceuticals Inc.(1)(2)	78,408	1,286,675
Bioenvision Inc.(2)	172,407	1,125,818
BioMarin Pharmaceutical Inc.(2)	278,736	3,004,774
BioScrip Inc.(2)	39,125	295,002
Caraco Pharmaceutical Laboratories Ltd.(2)	41,838	375,705
Cell Therapeutics Inc.(1)(2)	308,752	673,079
Connetics Corp.(1)(2)	148,538	2,146,374
Conor Medsystems Inc.(2)	35,944	695,516
Cubist Pharmaceuticals Inc.(1)(2)	227,933	4,843,576
CV Therapeutics Inc.(1)(2)	185,842	4,595,873
Cypress Bioscience Inc.(2)	129,932	751,007
Discovery Laboratories Inc.(2)	256,937	1,716,339
DOV Pharmaceutical Inc.(1)(2)	97,474	1,430,918
Durect Corp.(1)(2)	180,893	917,128
DUSA Pharmaceuticals Inc.(2)	72,965	785,833
First Horizon Pharmaceutical Corp.(1)(2)	117,651	2,029,480
HealthExtras Inc.(1)(2)	91,481	2,296,173
Hi-Tech Pharmacal Co. Inc.(2)	21,948	972,077
Idenix Pharmaceuticals Inc.(2)	61,984	1,060,546
I-Flow Corp.(1)(2)	85,525	1,250,375
Inspire Pharmaceuticals Inc.(2)	167,759	852,216
Introgen Therapeutics Inc.(1)(2)	85,971	453,067
Isis Pharmaceuticals Inc.(2)	275,332	1,442,740
ISTA Pharmaceuticals Inc.(2)	58,798	373,955
K-V Pharmaceutical Co. Class A(1)(2)	153,239	3,156,723
Mannatech Inc.(1)	67,612	933,722
MannKind Corp.(2)	108,929	1,226,541
Medarex Inc.(2)	473,746	6,561,382
Medicines Co. (The)(1)(2)	210,988	3,681,741
Medicis Pharmaceutical Corp. Class A(1)	232,064	7,437,651
MGI Pharma Inc.(1)(2)	329,155	5,648,300
Nabi Biopharmaceuticals(2)	252,259	852,635
Nastech Pharmaceutical Co. Inc.(2)	88,577	1,303,853

Nature’s Sunshine Products Inc.	47,936	866,683
NBTY Inc.(2)	73,626	1,196,422
NeoPharm Inc.(2)	72,836	785,900
Neurocrine Biosciences Inc.(1)(2)	156,724	9,831,297
New River Pharmaceuticals Inc.(2)	26,061	1,352,045
NitroMed Inc.(1)(2)	70,752	986,990
Noven Pharmaceuticals Inc.(2)	100,652	1,522,865
NPS Pharmaceuticals Inc.(2)	163,102	1,931,128
Nuvelo Inc.(2)	73,200	593,652
Onyx Pharmaceuticals Inc.(1)(2)	172,943	4,973,841
Pain Therapeutics Inc.(1)(2)	118,367	800,161
Par Pharmaceutical Companies Inc.(1)(2)	110,591	3,465,922
Penwest Pharmaceuticals Co.(1)(2)	93,096	1,817,234
Perrigo Co.	26,238	391,209
Pharmion Corp.(1)(2)	88,387	1,570,637
POZEN Inc.(2)	102,818	986,025
Progenics Pharmaceuticals Inc.(2)	85,144	2,129,451
Renovis Inc.(2)	95,754	1,465,036
Rigel Pharmaceuticals Inc.(1)(2)	101,419	847,863
Salix Pharmaceuticals Ltd.(1)(2)	193,596	3,403,418
Star Scientific Inc.(1)(2)	155,976	366,544
Tanox Inc.(2)	15,181	248,513
Threshold Pharmaceuticals Inc.(2)	23,165	334,734
Tiens Biotech Group (USA) Inc.(1)(2)	2,250	8,145
Trimeris Inc.(2)	76,219	875,756
United Therapeutics Inc.(1)(2)	96,846	6,693,996
USANA Health Sciences Inc.(2)	43,828	1,681,242
ViaCell Inc.(2)	26,103	146,699
XenoPort Inc.(2)	18,736	336,873
Zymogenetics Inc.(2)	130,471	2,219,312

		169,659,051
REAL ESTATE—0.39%
Consolidated-Tomoka Land Co.	24,162	1,713,086
HouseValues Inc.(1)(2)	27,946	364,136
Jones Lang LaSalle Inc.	128,967	6,493,488
Tarragon Corp.(1)(2)	53,824	1,109,851
Trammell Crow Co.(2)	10,694	274,301
ZipRealty Inc.(1)(2)	14,758	124,262

		10,079,124
REAL ESTATE INVESTMENT TRUSTS—1.99%
Aames Investment Corp.	27,251	176,041
Acadia Realty Trust	7,240	145,162
Alexander’s Inc.(2)	8,213	2,016,291
Alexandria Real Estate Equities Inc.(1)	28,928	2,328,704
Columbia Equity Trust Inc.	8,194	132,333
Cousins Properties Inc.	71,471	2,022,629
Deerfield Triarc Capital Corp.(1)	15,503	212,391
DiamondRock Hospitality Co.	17,083	204,313
Digital Realty Trust Inc.	6,822	154,382
EastGroup Properties Inc.	13,207	596,428
ECC Capital Corp.	81,834	184,945
Entertainment Properties Trust	74,358	3,030,088
Equity Lifestyle Properties Inc.	47,879	2,130,615
Getty Realty Corp.	74,873	1,968,411
Glimcher Realty Trust(1)	153,328	3,728,937
GMH Communities Trust	50,101	777,067
Inland Real Estate Corp.	199,085	2,944,467
JER Investors Trust Inc.	8,777	148,770
Kilroy Realty Corp.(1)	45,594	2,822,269
Lexington Corporate Properties Trust	19,948	424,892
Medical Properties Trust Inc.	7,020	68,656

MFA Mortgage Investments Inc.	27,894	158,996
Mid-America Apartment Communities Inc.	4,254	206,319
National Health Realty Inc.	4,938	91,699
Nationwide Health Properties Inc.	29,790	637,506
Newkirk Realty Trust Inc.	30,627	474,718
Omega Healthcare Investors Inc.	206,416	2,598,777
One Liberty Properties Inc.	6,989	128,667
RAIT Investment Trust	58,768	1,523,267
Saul Centers Inc.	46,784	1,688,902
Sovran Self Storage Inc.	5,450	255,987
Strategic Hotel Capital Inc.	24,712	508,573
Sun Communities Inc.	34,798	1,092,657
Tanger Factory Outlet Centers Inc.	131,553	3,780,833
Taubman Centers Inc.(1)	124,610	4,330,198
Town & Country Trust (The)(1)	74,850	2,530,679
Universal Health Realty Income Trust	12,980	406,793
Washington Real Estate Investment Trust(1)	179,602	5,450,921

		52,083,283
RETAIL—6.93%
AC Moore Arts & Crafts Inc.(1)(2)	62,012	902,275
Aeropostale Inc.(1)(2)	237,514	6,246,618
AFC Enterprises Inc.	56,751	858,075
Allion Healthcare Inc.(2)	14,948	174,144
America’s Car-Mart Inc.(1)(2)	38,654	638,564
Big 5 Sporting Goods Corp.	86,751	1,898,979
Big Lots Inc.(1)(2)	85,210	1,023,372
BJ’s Restaurants Inc.(1)(2)	61,236	1,399,855
Bombay Co. Inc. (The)(1)(2)	29,335	86,832
Buckle Inc. (The)	8,405	270,977
Buffalo Wild Wings Inc.(1)(2)	29,720	987,001
Build-A-Bear Workshop Inc.(1)(2)	41,036	1,216,307
Cabela’s Inc. Class A(1)(2)	103,440	1,717,104
Cache Inc.(2)	52,801	914,513
California Pizza Kitchen Inc.(1)(2)	72,351	2,313,061
Cash America International Inc.	23,247	539,098
Casual Male Retail Group Inc.(2)	112,150	687,480
Cato Corp. Class A	50,165	1,076,039
CEC Entertainment Inc.(2)	150,423	5,120,399
Charlotte Russe Holding Inc.(2)	38,926	810,829
Children’s Place Retail Stores Inc. (The)(1)(2)	90,034	4,449,480
Christopher & Banks Corp.(1)	152,608	2,865,978
Citi Trends Inc.(2)	17,434	744,257
CKE Restaurants Inc.(1)	252,811	3,415,477
Coldwater Creek Inc.(1)(2)	152,258	4,648,437
Conn’s Inc.(1)(2)	13,065	481,707
Cost Plus Inc.(1)(2)	48,679	834,845
CSK Auto Corp.(2)	169,744	2,559,740
Deb Shops Inc.	7,066	210,072
Denny’s Corp.(2)	218,983	882,501
Design Within Reach Inc.(1)(2)	51,015	270,380
Dress Barn Inc.(1)(2)	65,960	2,546,716
DSW Inc. Class A(2)	21,814	571,963
Finish Line Inc. (The)	163,959	2,856,166
First Cash Inc.(2)	37,189	1,084,431
Fred’s Inc.(1)	98,155	1,596,982
GameStop Corp. Class A(1)(2)	233,559	7,431,847
Genesco Inc.(1)(2)	78,713	3,053,277
Golf Galaxy Inc.(2)	10,627	203,507
Guitar Center Inc.(1)(2)	110,735	5,537,857
Hibbet Sporting Goods Inc.(2)	152,892	4,354,364
Hot Topic Inc.(2)	192,085	2,737,211
IHOP Corp.(1)	26,894	1,261,598

Insight Enterprises Inc.(1)(2)	26,813	525,803
Jack in the Box Inc.(2)	27,190	949,747
Jill (J.) Group Inc. (The)(2)	60,002	1,141,838
Joseph A. Bank Clothiers Inc.(2)	57,593	2,500,112
Kenneth Cole Productions Inc. Class A	34,919	890,435
Krispy Kreme Doughnuts Inc.(1)(2)	113,154	649,504
Longs Drug Stores Corp.	113,062	4,114,326
MarineMax Inc.(2)	21,767	687,184
McCormick & Schmick’s Seafood Restaurants Inc.(2)	22,396	506,374
Movie Gallery Inc.(1)	106,979	600,152
New York & Co. Inc.(2)	55,663	1,180,056
99 Cents Only Stores(2)	31,002	324,281
Nu Skin Enterprises Inc. Class A(1)	240,405	4,226,320
O’Charley’s Inc.(2)	7,675	119,039
P.F. Chang’s China Bistro Inc.(1)(2)	111,920	5,554,590
Pacific Sunwear of California Inc.(2)	323,103	8,051,727
Pantry Inc. (The)(2)	72,587	3,410,863
Papa John’s International Inc.(2)	27,749	1,645,793
Pep Boys-Manny, Moe & Jack Inc.	62,603	932,159
PETCO Animal Supplies Inc.(1)(2)	246,690	5,414,846
Pier 1 Imports Inc.(1)	80,792	705,314
Rare Hospitality International Inc.(2)	146,528	4,452,986
Red Robin Gourmet Burgers Inc.(1)(2)	60,745	3,095,565
Regis Corp.	41,426	1,597,801
Restoration Hardware Inc.(2)	129,823	781,534
Ruby Tuesday Inc.(1)	275,872	7,142,326
Rush Enterprises Inc. Class A(2)	88,200	1,312,416
Ruth’s Chris Steak House(2)	31,597	571,906
School Specialty Inc.(2)	38,528	1,403,960
Select Comfort Corp.(1)(2)	154,546	4,226,833
Sharper Image Corp.(1)(2)	9,594	93,446
Sports Authority Inc. (The)(2)	23,744	739,151
Stage Stores Inc.	7,603	226,417
Steak n Shake Co. (The)(1)(2)	95,899	1,625,488
Stein Mart Inc.	109,759	1,992,126
Talbots Inc. (The)	77,035	2,143,114
Texas Roadhouse Inc. Class A(2)	179,634	2,793,309
Too Inc.(2)	20,794	586,599
Tractor Supply Co.(1)(2)	140,406	7,433,094
Triarc Companies Inc. Class B(1)	187,725	2,787,716
Tuesday Morning Corp.	110,785	2,317,622
Under Armour Inc. Class A(1)(2)	27,347	1,047,664
West Marine Inc.(1)(2)	13,215	184,746
Wet Seal Inc. Class A(2)	142,017	630,555
Wilsons The Leather Experts Inc.(2)	70,490	255,879
World Fuel Services Corp.	115,957	3,910,070
Zumiez Inc.(2)	13,506	583,729

		181,546,830
SAVINGS & LOANS—0.42%
Berkshire Hills Bancorp Inc.	1,618	54,203
BFC Financial Corp. Class A(2)	8,619	47,577
Charter Financial Corp.(1)	16,496	589,072
Commercial Capital Bancorp Inc.	45,635	781,271
Fidelity Bankshares Inc.	20,696	676,759
Harbor Florida Bancshares Inc.(1)	61,273	2,270,165
Investors Bancorp Inc.(2)	67,579	745,396
NASB Financial Inc.	11,270	443,587
NewAlliance Bancshares Inc.	238,665	3,470,189
OceanFirst Financial Corp.	3,621	82,414
PFF Bancorp Inc.	17,535	535,168
Rockville Financial Inc.(2)	5,717	74,607

Sound Federal Bancorp Inc.	27,268	520,819
United Financial Bancorp Inc.(2)	9,283	107,033
Wauwatosa Holdings Inc.(2)	15,648	179,013
Westfield Financial Inc.	14,912	358,037

		10,935,310
SEMICONDUCTORS—5.80%
Actel Corp.(2)	5,546	70,601
ADE Corp.(1)(2)	42,946	1,033,281
Advanced Analogic Technologies Inc.(2)	28,686	397,301
AMIS Holdings Inc.(2)	162,657	1,732,297
Amkor Technology Inc.(1)(2)	282,758	1,583,445
Applied Micro Circuits Corp.(2)	530,297	1,362,863
Atmel Corp.(2)	1,141,605	3,527,559
ATMI Inc.(1)(2)	159,081	4,449,496
August Technology Corp.(1)(2)	76,028	835,548
Brooks Automation Inc.(2)	213,804	2,678,964
Cabot Microelectronics Corp.(1)(2)	88,926	2,608,200
Cirrus Logic Inc.(2)	340,031	2,271,407
Cohu Inc.	27,661	632,607
Credence Systems Corp.(2)	132,015	918,824
Cypress Semiconductor Corp.(1)(2)	563,533	8,030,345
Diodes Inc.(1)(2)	71,102	2,207,702
DSP Group Inc.(2)	98,438	2,466,856
EMCORE Corp.(1)(2)	159,022	1,179,943
Emulex Corp.(2)	335,093	6,631,490
Entegris Inc.(2)	58,942	555,234
Exar Corp.(2)	59,710	747,569
Fairchild Semiconductor International Inc. Class A(2)	128,340	2,170,229
FormFactor Inc.(1)(2)	144,915	3,540,273
Genesis Microchip Inc.(1)(2)	83,001	1,501,488
Hittite Microwave Corp.(2)	13,765	318,522
Ikanos Communications Inc.(2)	19,598	288,875
Integrated Device Technology Inc.(2)	482,797	6,363,264
IXYS Corp.(2)	105,223	1,230,057
Kulicke & Soffa Industries Inc.(1)(2)	176,544	1,560,649
Lattice Semiconductor Corp.(1)(2)	134,937	582,928
Leadis Technology Inc.(2)	4,010	20,652
Mattson Technology Inc.(2)	157,933	1,588,806
Micrel Inc.(1)(2)	266,239	3,088,372
Microsemi Corp.(1)(2)	263,812	7,297,040
Microtune Inc.(1)(2)	221,843	925,085
MIPS Technologies Inc. Class A(2)	182,342	1,035,703
Monolithic Power Systems Inc.(2)	74,020	1,109,560
NetLogic Microsystems Inc.(1)(2)	44,943	1,224,247
OmniVision Technologies Inc.(1)(2)	224,720	4,485,411
ON Semiconductor Corp.(2)	611,290	3,380,434
Pericom Semiconductor Corp.(2)	52,312	416,927
Photronics Inc.(2)	78,550	1,182,963
Pixelworks Inc.(2)	134,413	682,818
PLX Technology Inc.(1)(2)	93,034	800,092
PMC-Sierra Inc.(1)(2)	772,152	5,953,292
PortalPlayer Inc.(1)(2)	65,069	1,842,754
Power Integrations Inc.(1)(2)	125,985	2,999,703
Rambus Inc.(1)(2)	287,806	4,659,579
Rudolph Technologies Inc.(2)	17,057	219,694
Semitool Inc.(2)	12,204	132,780
Semtech Corp.(2)	315,267	5,756,775
SigmaTel Inc.(1)(2)	152,474	1,997,409
Silicon Image Inc.(2)	338,733	3,065,534
Silicon Laboratories Inc.(2)	182,710	6,698,149
SiRF Technology Holdings Inc.(2)	150,074	4,472,205

Skyworks Solutions Inc.(2)	283,384	1,442,425
Standard Microsystems Corp.(2)	27,242	781,573
Supertex Inc.(2)	42,796	1,893,723
Tessera Technologies Inc.(2)	187,662	4,851,063
TranSwitch Corp.(1)(2)	446,804	817,651
TriQuint Semiconductor Inc.(2)	102,384	455,609
Ultratech Inc.(1)(2)	95,333	1,565,368
Varian Semiconductor Equipment Associates Inc.(1)(2)	157,572	6,922,138
Veeco Instruments Inc.(1)(2)	63,660	1,103,228
Virage Logic Corp.(2)	57,528	568,377
Vitesse Semiconductor Corp.(1)(2)	538,509	1,033,937
Volterra Semiconductor Corp.(1)(2)	65,582	983,730
Zoran Corp.(2)	63,283	1,025,817

		151,958,440
SOFTWARE—5.66%
Acxiom Corp.	376,264	8,654,072
Advent Software Inc.(1)(2)	92,312	2,668,740
Allscripts Healthcare Solutions Inc.(1)(2)	143,003	1,916,240
Altiris Inc.(2)	94,454	1,595,328
AMICAS Inc.(2)	24,984	123,921
ANSYS Inc.(2)	135,229	5,772,926
Aspen Technology Inc.(1)(2)	184,227	1,446,182
Blackbaud Inc.	44,351	757,515
Blackboard Inc.(2)	77,885	2,257,107
Bottomline Technologies Inc.(2)	67,332	741,999
CCC Information Services Group Inc.(2)	35,966	943,029
Computer Programs & Systems Inc.	32,482	1,345,729
Concur Technologies Inc.(2)	124,282	1,601,995
CSG Systems International Inc.(2)	110,626	2,469,172
Dendrite International Inc.(2)	182,256	2,626,309
Digi International Inc.(2)	80,259	841,917
Eclipsys Corp.(1)(2)	163,355	3,092,310
eFunds Corp.(2)	139,187	3,262,543
Emageon Inc.(2)	61,717	981,300
Epicor Software Corp.(2)	226,755	3,204,048
EPIQ Systems Inc.(2)	17,945	332,700
FalconStor Software Inc.(1)(2)	102,012	753,869
FileNET Corp.(2)	174,912	4,521,475
IDX Systems Corp.(2)	107,303	4,712,748
Infocrossing Inc.(1)(2)	86,461	744,429
Informatica Corp.(2)	371,901	4,462,812
infoUSA Inc.	139,982	1,530,003
InPhonic Inc.(1)(2)	71,332	619,875
Inter-Tel Inc.	18,277	357,681
InterVideo Inc.(2)	37,462	395,224
Keane Inc.(2)	20,696	227,863
Majesco Holdings Inc.(1)(2)	66,174	77,424
ManTech International Corp. Class A(2)	66,697	1,858,178
MapInfo Corp.(2)	74,546	940,025
Micromuse Inc.(2)	344,066	3,402,813
MicroStrategy Inc. Class A(1)(2)	59,067	4,887,204
Midway Games Inc.(1)(2)	75,947	1,440,715
MoneyGram International Inc.	305,660	7,971,613
MRO Software Inc.(2)	6,487	91,077
Nuance Communications Inc.(1)(2)	337,996	2,578,909
Open Solutions Inc.(1)(2)	72,574	1,663,396
Packeteer Inc.(2)	144,474	1,122,563
Parametric Technology Corp.(2)	1,161,325	7,084,083
PDF Solutions Inc.(1)(2)	78,811	1,280,679
Per-Se Technologies Inc.(1)(2)	95,912	2,240,504
Phase Forward Inc.(2)	95,006	926,309

Phoenix Technologies Ltd.(2)	94,467	591,363
Progress Software Corp.(2)	169,669	4,815,206
QAD Inc.	30,942	236,397
Quality Systems Inc.	32,127	2,466,069
Quest Software Inc.(2)	233,140	3,401,513
Renaissance Learning Inc.	33,975	642,467
Schawk Inc.(1)	28,891	599,488
SeaChange International Inc.(2)	62,491	493,679
SERENA Software Inc.(1)(2)	119,403	2,798,806
SPSS Inc.(2)	70,603	2,183,751
SSA Global Technologies Inc.(2)	27,384	498,115
Taleo Corp. Class A(2)	21,564	286,370
THQ Inc.(1)(2)	215,756	5,145,781
Transaction Systems Architects Inc. Class A(2)	161,388	4,646,361
Trident Microsystems Inc.(1)(2)	216,172	3,891,096
Ulticom Inc.(2)	3,292	32,295
Ultimate Software Group Inc.(1)(2)	97,406	1,857,532
Unica Corp.(2)	13,487	162,518
VeriFone Holdings Inc.(2)	73,467	1,858,715
Verint Systems Inc.(2)	55,757	1,921,944
Wind River Systems Inc.(2)	303,677	4,485,309
Witness Systems Inc.(1)(2)	135,621	2,667,665

		148,208,993
STORAGE & WAREHOUSING—0.11%
Mobile Mini Inc.(1)(2)	63,096	2,990,750

		2,990,750
TELECOMMUNICATIONS—4.02%
ADTRAN Inc.(1)	281,235	8,363,929
Aeroflex Inc.(2)	19,961	214,581
Airspan Networks Inc.(2)	98,791	562,121
Alaska Communications Systems Group Inc.	56,102	569,996
Anixter International Inc.(1)	64,511	2,523,670
Applied Signal Technology Inc.(1)	45,831	1,040,364
Arris Group Inc.(2)	444,953	4,213,705
Atheros Communications Inc.(2)	146,220	1,900,860
Cbeyond Communications Inc.(2)	16,072	165,542
C-COR Inc.(2)	133,608	649,335
Centennial Communications Corp.(1)(2)	33,013	512,362
Commonwealth Telephone Enterprises Inc.(1)	48,876	1,650,543
CommScope Inc.(1)(2)	96,095	1,934,392
Comtech Telecommunications Corp.(2)	92,814	2,834,540
Consolidated Communications Holdings Inc.	11,732	152,399
Ditech Communications Corp.(2)	79,937	667,474
Dobson Communications Corp. Class A(1)(2)	606,758	4,550,685
Endwave Corp.(1)(2)	31,318	368,926
Essex Corp.(2)	73,434	1,252,050
Extreme Networks Inc.(2)	363,624	1,727,214
Finisar Corp.(2)	422,156	878,084
Foundry Networks Inc.(1)(2)	332,249	4,588,359
Glenayre Technologies Inc.(2)	112,271	364,881
GlobeTel Communications Corp.(1)(2)	99,197	366,037
Golden Telecom Inc.(1)	56,805	1,474,658
Harmonic Inc.(2)	312,611	1,516,163
Hungarian Telephone and Cable Corp.(2)	15,815	245,923
Hypercom Corp.(2)	161,797	1,033,883
InterDigital Communications Corp.(2)	228,877	4,193,027
Intrado Inc.(1)(2)	56,593	1,302,771
Ixia(2)	140,295	2,073,560
JAMDAT Mobile Inc.(2)	50,698	1,347,553
MRV Communications Inc.(1)(2)	301,066	617,185
NETGEAR Inc.(1)(2)	135,699	2,612,206

NeuStar Inc. Class A(2)	35,425	1,080,108
Newport Corp.(2)	9,663	130,837
North Pittsburgh Systems Inc.	64,526	1,217,606
Novatel Wireless Inc.(1)(2)	123,788	1,499,073
Plantronics Inc.	210,022	5,943,623
Polycom Inc.(2)	215,009	3,289,638
Premiere Global Services Inc.(2)	307,003	2,495,934
RF Micro Devices Inc.(2)	122,632	663,439
SafeNet Inc.(1)(2)	46,433	1,496,071
SBA Communications Corp.(2)	318,729	5,705,249
Shenandoah Telecommunications Co.	4,585	182,666
Sonus Networks Inc.(1)(2)	1,062,965	3,954,230
SpectraLink Corp.(1)	81,170	963,488
Symmetricom Inc.(1)(2)	197,443	1,672,342
Syniverse Holdings Inc.(2)	75,167	1,570,990
Tekelec(1)(2)	227,992	3,169,089
Telkonet Inc.(1)(2)	152,874	634,427
Terayon Communication Systems Inc.(2)	329,381	760,870
UbiquiTel Inc.(2)	325,523	3,219,422
UTStarcom Inc.(1)(2)	267,954	2,159,709
Valor Communications Group Inc.	74,700	851,580
Viasat Inc.(2)	92,270	2,466,377
Westell Technologies Inc. Class A(2)	228,840	1,029,780
Wireless Facilities Inc.(1)(2)	132,201	674,225

		105,299,751
TEXTILES—0.00%
Innovo Group Inc.(2)	103,314	106,413

		106,413
TOYS, GAMES & HOBBIES—0.06%
JAKKS Pacific Inc.(2)	21,197	443,865
LeapFrog Enterprises Inc.(1)(2)	8,299	96,683
RC2 Corp.(2)	29,488	1,047,414

		1,587,962
TRANSPORTATION—2.01%
ABX Air Inc.(2)	147,123	1,151,973
Arkansas Best Corp.	13,529	590,947
Covenant Transport Inc. Class A(2)	2,949	41,227
Dynamex Inc.(2)	49,684	946,977
EGL Inc.(2)	87,951	3,304,319
Florida East Coast Industries Inc.(1)	138,467	5,866,847
Forward Air Corp.	124,266	4,554,349
Genesee & Wyoming Inc. Class A(1)(2)	92,184	3,461,509
Heartland Express Inc.	194,665	3,949,753
Horizon Lines Inc. Class A	28,656	347,597
Hub Group Inc. Class A(2)	83,141	2,939,034
Kansas City Southern Industries Inc.(1)(2)	149,052	3,641,340
Kirby Corp.(2)	87,203	4,549,381
Knight Transportation Inc.(1)	244,759	5,073,854
Maritrans Inc.	43,221	1,124,610
Old Dominion Freight Line Inc.(2)	120,224	3,243,644
P.A.M. Transportation Services Inc.(2)	14,977	266,441
Pacer International Inc.	159,964	4,168,662
RailAmerica Inc.(2)	62,826	690,458
SIRVA Inc.(2)	47,964	383,712
U.S. Xpress Enterprises Inc. Class A(2)	10,471	181,986
Universal Truckload Services Inc.(2)	24,096	554,208
USA Truck Inc.(2)	14,758	429,901
Werner Enterprises Inc.(1)	53,245	1,048,927

		52,511,656

TRUCKING & LEASING—0.07%
AMERCO	8,513	613,362
Greenbrier Companies Inc. (The)(1)	26,779	760,524
TAL International Group Inc.(2)	27,109	559,801

		1,933,687
WATER—0.03%
Connecticut Water Service Inc.	19,480	477,455
SJW Corp.	5,356	243,698

		721,153

TOTAL COMMON STOCKS
(Cost: $2,450,194,216)		2,617,490,574

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—28.88%

CERTIFICATES OF DEPOSIT(3)—1.37%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,999,816	1,999,817
Credit Suisse First Boston NY
4.03%, 01/04/06	1,999,816	1,999,816
First Tennessee Bank
4.18%, 01/26/06	619,943	619,910
Fortis Bank NY
3.83%-3.84%, 01/25/06	5,999,449	5,999,455
Toronto-Dominion Bank
3.94%, 07/10/06	1,999,816	1,999,816
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	17,198,422	17,198,387
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	5,999,449	5,999,480

		35,816,681
COMMERCIAL PAPER(3)—6.72%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	12,198,880	12,138,898
Bryant Park Funding LLC
3.92%, 02/22/06	1,020,586	1,015,030
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	8,599,211	8,569,055
CC USA Inc.
4.23%, 04/21/06	1,199,890	1,184,663
Charta LLC
4.25%, 01/26/06	2,999,725	2,991,580
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	12,211,879	12,197,330
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	14,718,649	14,669,740
Dorada Finance Inc.
3.76%, 01/26/06	399,963	399,002
Ebury Finance Ltd.
4.30%, 01/30/06	5,599,486	5,581,428
Edison Asset Securitization LLC
4.37%, 05/08/06	1,999,816	1,969,472
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	3,319,695	3,314,243

Ford Credit Floorplan Motown
4.05%, 01/06/06	7,999,266	7,996,566
Galaxy Funding Inc.
4.23%, 04/18/06	1,147,895	1,133,732
Gemini Securitization Corp.
4.25%, 01/30/06	1,999,816	1,993,442
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	19,577,763	19,563,579
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	3,399,688	3,396,817
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	5,999,449	5,955,166
HSBC PLC
3.88%, 02/03/06	1,199,890	1,195,881
Jupiter Securitization Corp.
4.23%, 01/24/06	1,399,872	1,396,417
Liberty Street Funding Corp.
4.23%, 01/04/06	1,599,853	1,599,665
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	4,959,545	4,953,457
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	4,199,615	4,190,650
Nordea North America Inc.
4.16%, 04/04/06	4,199,615	4,155,453
Prudential Funding LLC
4.27%, 01/17/06	7,999,266	7,985,983
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	3,999,633	3,980,085
Sedna Finance Inc.
3.92%, 02/21/06	999,908	994,573
Sigma Finance Inc.
4.16%, 04/06/06	2,399,780	2,373,990
Solitaire Funding Ltd.
4.24%, 01/23/06	9,812,300	9,789,186
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	1,072,622	1,072,496
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	12,747,710	12,744,679
Thunder Bay Funding Inc.
4.22%, 01/13/06	399,963	399,494
Ticonderoga Funding LLC
4.27%, 01/05/06	999,908	999,671
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	14,077,188	14,041,931

		175,943,354
LOAN PARTICIPATIONS(3)—0.08%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,999,816	1,999,816

		1,999,816
MEDIUM-TERM NOTES(3)—0.51%
Dorada Finance Inc.
3.93%, 07/07/06	1,239,886	1,239,823
K2 USA LLC
3.94%, 07/07/06	2,399,780	2,399,719
Marshall & Ilsley Bank
5.18%, 12/15/06	3,999,633	4,012,680
Toronto-Dominion Bank
3.81%, 06/20/06	4,999,541	4,999,766
US Bank N.A.
2.85%, 11/15/06	799,927	787,183

		13,439,171

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	3,189,755	3,189,755

		3,189,755
REPURCHASE AGREEMENTS(3)—3.19%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $20,007,875 and an effective yield of 4.37%.(6)	$19,998,165	19,998,165
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $1,600,621 and an effective yield of 4.32%.(6)	1,599,853	1,599,853
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $32,012,494 and an effective yield of 4.34%.(7)	31,997,064	31,997,064
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $30,011,679 and an effective yield of 4.33%.(7)	29,997,247	29,997,247

		83,592,329
TIME DEPOSITS(3)—1.23%
UBS AG
4.06%, 01/03/06	23,997,798	23,997,798
Wells Fargo Bank N.A.
4.00%, 01/03/06	8,286,480	8,286,480

		32,284,278
VARIABLE & FLOATING RATE NOTES(3)—15.66%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	14,058,710	14,062,144
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	15,398,587	15,398,513
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	6,599,394	6,599,394
American Express Credit Corp.
4.39%, 11/06/07	1,199,890	1,201,098
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	12,998,807	13,004,253
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	2,599,761	2,599,761
Bank of America N.A.
4.31%, 08/10/06	19,998,165	19,998,165
Bank of Ireland
4.34%, 12/20/06(8)	3,999,633	3,999,633
Bank of Nova Scotia
4.22%, 01/03/06	1,599,853	1,599,853
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	9,959,086	9,958,694
BMW US Capital LLC
4.34%, 12/15/06(8)	3,999,633	3,999,633
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	10,759,013	10,758,773

Commodore CDO Ltd.
4.56%, 06/13/06(8)	999,908	999,908
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	13,998,715	13,998,715
DEPFA Bank PLC
4.50%, 12/15/06	3,999,633	3,999,633
Descartes Funding Trust
4.37%, 11/15/06(8)	1,799,835	1,799,835
Dexia Credit Local
4.33%, 08/30/06	1,999,816	1,999,555
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	6,359,416	6,359,536
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	3,999,633	3,999,633
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	3,999,633	3,999,624
Fifth Third Bancorp.
4.35%, 11/22/06(8)	7,999,266	7,999,266
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	2,799,743	2,799,743
General Electric Capital Corp.
4.44%, 01/09/07	1,799,835	1,801,290
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	2,999,725	2,999,724
Hartford Life Global Funding Trusts
4.36%, 02/17/07	3,999,633	3,999,633
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	11,998,899	11,998,899
Holmes Financing PLC
4.33%, 12/15/06(8)	10,998,991	10,998,991
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	3,399,688	3,400,476
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	11,598,936	11,598,486
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	4,193,536	4,193,536
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	13,598,752	13,599,195
Lothian Mortgages PLC
4.37%, 01/24/06(8)	1,999,816	1,999,816
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	6,199,431	6,200,065
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	11,958,903	11,965,357
Mound Financing PLC
4.30%, 11/08/06(8)	7,999,266	7,999,266
Natexis Banques Populaires
4.35%, 01/12/07(8)	2,999,725	2,999,725
National City Bank (Ohio)
4.26%, 01/06/06	1,999,816	1,999,812
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	14,798,642	14,799,157
Nordea Bank AB
4.34%, 12/11/06(8)	6,999,358	6,999,358
Nordea Bank PLC
4.23%, 10/02/06	2,399,780	2,399,360
Northern Rock PLC
4.32%, 11/03/06(8)	4,799,560	4,799,723
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	10,879,002	10,879,005
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	9,999,082	9,999,082
Principal Life Income Funding Trusts
4.29%, 05/10/06	2,999,725	2,999,771

Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	5,999,449	5,998,782
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	3,399,688	3,399,674
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	8,439,226	8,439,128
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	3,999,633	3,999,633
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	6,199,431	6,199,161
Strips III LLC
4.43%, 07/24/06(8)(9)	1,078,762	1,078,762
SunTrust Bank
4.19%, 04/28/06	5,999,449	5,999,449
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	8,919,181	8,918,569
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	8,799,192	8,799,171
Unicredito Italiano SpA
4.43%, 06/14/06	5,199,523	5,198,705
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	3,999,633	3,999,633
US Bank N.A.
4.31%, 09/29/06	1,799,835	1,799,487
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	12,998,807	12,998,807
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	8,252,735	8,252,735
Wells Fargo & Co.
4.36%, 09/15/06(8)	1,999,816	1,999,951
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	4,399,596	4,399,305
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	8,199,248	8,199,187
Winston Funding Ltd.
4.26%, 01/23/06(8)	2,855,738	2,855,738
World Savings Bank
4.29%, 03/09/06	5,999,449	5,999,391

		410,300,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $756,565,741)		756,565,741

TOTAL INVESTMENTS IN SECURITIES—128.79%
(Cost: $3,206,759,957)		3,374,056,315
Other Assets, Less Liabilities—(28.79)%		(754,185,666)

NET ASSETS—100.00%		$2,619,870,649

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.10%
Catalina Marketing Corp.(1)	96,919	$2,456,897
ValueVision Media Inc. Class A(2)	36,925	465,255

		2,922,152
AEROSPACE & DEFENSE—1.31%
AAR Corp.(1)(2)	60,653	1,452,639
Armor Holdings Inc.(1)(2)	174,009	7,421,484
Curtiss-Wright Corp.(1)	100,632	5,494,507
DRS Technologies Inc.(1)	73,658	3,787,494
Esterline Technologies Corp.(2)	126,411	4,701,225
HEICO Corp.(1)	22,286	576,762
Herley Industries Inc.(2)	60,970	1,006,615
K&F Industries Holdings Inc.(2)	31,769	487,972
Kaman Corp. Class A	111,613	2,197,660
Moog Inc. Class A(2)	150,453	4,269,856
Orbital Sciences Corp.(1)(2)	201,870	2,592,011
Sequa Corp. Class A(2)	31,774	2,193,995
Teledyne Technologies Inc.(2)	9,671	281,426
Triumph Group Inc.(2)	80,086	2,931,948

		39,395,594
AGRICULTURE—0.43%
Alliance One International Inc.	436,417	1,702,026
Andersons Inc.	33,492	1,442,835
Delta & Pine Land Co.	62,205	1,431,337
Universal Corp.(1)	129,100	5,597,776
Vector Group Ltd.(1)	154,843	2,813,497

		12,987,471
AIRLINES—0.45%
Alaska Air Group Inc.(2)	136,967	4,892,461
Frontier Airlines Inc.(1)(2)	149,564	1,381,971
MAIR Holdings Inc.(1)(2)	60,880	286,745
Mesa Air Group Inc.(1)(2)	77,032	805,755
Republic Airways Holdings Inc.(2)	57,878	879,746
SkyWest Inc.	202,240	5,432,166

		13,678,844
APPAREL—0.79%
Deckers Outdoor Corp.(1)(2)	8,781	242,531
Gymboree Corp.(2)	98,368	2,301,811
Hartmarx Corp.(1)(2)	130,031	1,015,542
Kellwood Co.(1)	139,907	3,340,979
K-Swiss Inc. Class A	22,256	721,985
Maidenform Brands Inc.(2)	28,854	365,292
Oxford Industries Inc.	23,920	1,308,424
Perry Ellis International Inc.(2)	47,772	907,668
Phillips-Van Heusen Corp.	19,486	631,346

Russell Corp.(1)	165,896	2,232,960
Skechers U.S.A. Inc. Class A(2)	90,940	1,393,201
Steven Madden Ltd.	68,963	2,015,788
Stride Rite Corp.	182,472	2,474,320
Volcom Inc.(2)	10,147	345,099
Warnaco Group Inc. (The)(2)	102,522	2,739,388
Weyco Group Inc.	29,160	556,956
Wolverine World Wide Inc.	55,659	1,250,101

		23,843,391
AUTO PARTS & EQUIPMENT—1.36%
Accuride Corp.(2)	29,679	382,859
Aftermarket Technology Corp.(2)	107,376	2,087,389
American Axle & Manufacturing Holdings Inc.(1)	215,797	3,955,559
ArvinMeritor Inc.	353,245	5,083,196
Bandag Inc.(1)	56,718	2,420,157
Commercial Vehicle Group Inc.(2)	49,797	935,188
Cooper Tire & Rubber Co.(1)	322,284	4,937,391
Hayes Lemmerz International Inc.(2)	190,931	672,077
Keystone Automotive Industries Inc.(2)	27,481	865,102
Modine Manufacturing Co.(1)	175,303	5,713,125
Noble International Ltd.	10,925	227,677
R & B Inc.(2)	50,083	474,787
Standard Motor Products Inc.	75,105	693,219
Strattec Security Corp.(2)	19,073	770,931
Superior Industries International Inc.(1)	111,726	2,487,021
Tenneco Inc.(2)	219,710	4,308,513
Titan International Inc.(1)	70,355	1,213,624
Visteon Corp.(2)	605,598	3,791,043

		41,018,858
BANKS—11.92%
Alabama National Bancorp(1)	68,598	4,442,406
AMCORE Financial Inc.	106,696	3,244,625
AmericanWest Bancorporation(1)(2)	52,370	1,237,503
Ameris Bancorp	59,750	1,185,440
Arrow Financial Corp.	10,068	263,278
Banc Corp. (The)(2)	71,180	812,164
BancFirst Corp.	19,782	1,562,778
Bancorp Inc. (The)(2)	52,120	886,040
BancorpSouth Inc.(1)	394,408	8,704,585
BancTrust Financial Group Inc.	47,241	949,544
Bank Mutual Corp.(1)	288,294	3,055,916
Bank of Granite Corp.(1)	66,534	1,232,875
BankFinancial Corp.(2)	86,631	1,271,743
Banner Corp.	52,823	1,648,078
Boston Private Financial Holdings Inc.(1)	160,437	4,880,494
Camden National Corp.	30,811	1,013,066
Capital City Bank Group Inc.(1)	61,658	2,114,253
Capital Corp of the West	38,993	1,265,323
Capital Crossing Bank(1)(2)	18,732	625,649
Capitol Bancorp Ltd.	62,785	2,350,670
Cardinal Financial Corp.	86,199	948,189
Cathay General Bancorp	77,462	2,783,984
Centennial Bank Holdings Inc.(1)(2)	216,539	2,678,587
Central Coast Bancorp(2)	25,063	620,059
Central Pacific Financial Corp.	152,942	5,493,677
Chemical Financial Corp.(1)	126,938	4,031,551
Chittenden Corp.(1)	233,798	6,501,922
Citizens & Northern Corp.(1)	41,799	1,071,306
Citizens Banking Corp.	217,536	6,036,624
City Bank	39,238	1,395,696
City Holding Co.	74,550	2,680,072

Columbia Bancorp	19,877	819,926
Columbia Banking System Inc.	78,871	2,251,767
Community Bancorp(2)	1,429	45,171
Community Bank System Inc.(1)	152,952	3,449,068
Community Banks Inc.(1)	54,236	1,518,608
Community Trust Bancorp Inc.	74,945	2,304,559
Corus Bankshares Inc.(1)	19,498	1,097,152
CVB Financial Corp.(1)	51,725	1,050,535
EuroBancshares Inc.(2)	8,969	127,091
Farmers Capital Bank Corp.	30,700	943,718
Financial Institutions Inc.	45,543	893,554
First BanCorp (Puerto Rico)(1)	315,930	3,920,691
First Bancorp Inc. (North Carolina)(1)	57,377	1,156,720
First Charter Corp.(1)	153,112	3,622,630
First Citizens BancShares Inc. Class A(1)	30,388	5,300,275
First Commonwealth Financial Corp.(1)	352,303	4,555,278
First Community Bancorp	74,005	4,023,652
First Community Bancshares Inc.(1)	50,734	1,580,871
First Financial Bancorp(1)	161,521	2,829,848
First Financial Bankshares Inc.(1)	86,571	3,035,179
First Financial Corp.	67,920	1,833,840
First Indiana Corp.(1)	53,822	1,850,400
First Merchants Corp.(1)	93,227	2,423,902
First Midwest Bancorp Inc.	131,022	4,593,631
First Oak Brook Bancshares Inc. Class A	33,383	933,055
First Republic Bank(1)	96,752	3,580,792
1st Source Corp.	59,075	1,485,735
First State Bancorp(1)	64,295	1,542,437
FNB Corp. (Pennsylvania)(1)	283,426	4,920,275
FNB Corp. (Virginia)	36,711	1,125,926
Fremont General Corp.(1)	327,077	7,597,999
Frontier Financial Corp.	91,706	2,934,592
GB&T Bancshares Inc.(1)	63,895	1,367,992
Glacier Bancorp Inc.(1)	98,811	2,969,271
Gold Bancorp Inc.	197,328	3,595,316
Great Southern Bancorp Inc.(1)	27,554	760,766
Greater Bay Bancorp	257,802	6,604,887
Greene County Bancshares Inc.	40,711	1,113,853
Hancock Holding Co.(1)	134,809	5,097,128
Hanmi Financial Corp.	139,351	2,488,809
Harleysville National Corp.	67,223	1,283,959
Heartland Financial USA Inc.	53,446	1,159,778
Heritage Commerce Corp.	22,683	487,684
Hudson United Bancorp	146,345	6,099,660
IBERIABANK Corp.	48,292	2,463,375
Independent Bank Corp. (Massachusetts)	77,587	2,213,557
Independent Bank Corp. (Michigan)(1)	92,087	2,507,529
Integra Bank Corp.	77,227	1,648,024
Interchange Financial Services Corp.	86,117	1,485,518
Irwin Financial Corp.(1)	91,640	1,962,929
Lakeland Bancorp Inc.(1)	92,130	1,354,311
Lakeland Financial Corp.	29,810	1,203,728
Main Street Banks Inc.(1)	72,030	1,961,377
MainSource Financial Group Inc.	59,663	1,064,985
MB Financial Inc.	64,746	2,292,008
MBT Financial Corp.	51,821	839,500
Mercantile Bank Corp.(1)	6,923	266,536
Mid-State Bancshares	115,419	3,087,458
Midwest Banc Holdings Inc.	50,122	1,115,214
National Penn Bancshares Inc.(1)	218,063	4,154,100
NBC Capital Corp.	34,948	831,413
NBT Bancorp Inc.(1)	163,341	3,526,532
Northern Empire Bancshares(2)	28,298	669,531

Old National Bancorp(1)	344,234	7,449,224
Omega Financial Corp.	63,503	1,769,829
Oriental Financial Group Inc.	106,729	1,319,170
Pacific Capital Bancorp	115,686	4,116,108
Park National Corp.(1)	50,075	5,139,698
Peapack-Gladstone Financial Corp.	10,052	280,451
Peoples Bancorp Inc.	47,197	1,346,530
Placer Sierra Bancshares	21,111	584,986
PremierWest Bancorp(2)	31,527	441,378
Prosperity Bancshares Inc.(1)	107,775	3,097,453
Provident Bankshares Corp.(1)	166,083	5,608,623
R&G Financial Corp. Class B	140,137	1,849,808
Renasant Corp.(1)	52,286	1,653,806
Republic Bancorp Inc.(1)	365,002	4,343,524
Republic Bancorp Inc. Class A	36,209	776,683
Royal Bancshares of Pennsylvania Class A	23,335	540,444
S&T Bancorp Inc.(1)	105,020	3,866,836
Sandy Spring Bancorp Inc.(1)	64,600	2,253,248
Santander BanCorp	26,805	673,342
SCBT Financial Corp.	40,599	1,356,819
Seacoast Banking Corp. of Florida(1)	38,061	873,500
Security Bank Corp.(1)	46,680	1,087,177
Sierra Bancorp	8,044	183,323
Signature Bank(2)	48,175	1,352,272
Simmons First National Corp. Class A	72,353	2,004,178
Southside Bancshares Inc.(1)	20,997	424,139
Southwest Bancorp Inc.	68,572	1,371,440
State Bancorp Inc.	46,918	785,407
State National Bancshares Inc.(1)(2)	17,197	459,160
Sterling Bancorp	80,797	1,594,125
Sterling Bancshares Inc.	227,975	3,519,934
Sterling Financial Corp. (Pennsylvania)	128,808	2,550,398
Summit Bancshares Inc.	27,852	500,779
Summit Financial Group Inc.(1)	25,881	594,745
Sun Bancorp Inc. (New Jersey)(1)(2)	56,754	1,120,892
Susquehanna Bancshares Inc.(1)	235,051	5,566,008
SY Bancorp Inc.(1)	34,448	861,889
Taylor Capital Group Inc.	22,722	917,969
Texas Regional Bancshares Inc. Class A(1)	174,646	4,942,482
Tompkins Trustco Inc.	31,920	1,430,016
TriCo Bancshares	54,748	1,280,556
Trustmark Corp.(1)	238,252	6,544,782
UMB Financial Corp.(1)	78,689	5,029,014
Umpqua Holdings Corp.(1)	223,969	6,389,836
Union Bankshares Corp.	44,068	1,899,331
United Bancshares Inc.	188,537	6,644,044
United Community Banks Inc.(1)	134,841	3,594,861
United Security Bancshares Inc.	2,258	60,537
Unizan Financial Corp.	111,359	2,957,695
USB Holding Co. Inc.	54,937	1,189,935
Virginia Financial Group Inc.(1)	36,109	1,301,007
W Holding Co. Inc.	550,469	4,530,360
Washington Trust Bancorp Inc.	53,874	1,410,421
WesBanco Inc.(1)	114,414	3,479,330
West Coast Bancorp(1)	74,499	1,970,499
Westamerica Bancorp(1)	68,247	3,621,868
Western Alliance Bancorp(2)	13,730	410,115
Western Sierra Bancorp(2)	25,903	942,610
Wintrust Financial Corp.	16,208	889,819
Yardville National Bancorp	19,881	688,877

		359,456,992

BEVERAGES—0.05%
Boston Beer Co. Inc. Class A(2)	12,190	304,750
Coca-Cola Bottling Co. Consolidated	9,314	400,502
Farmer Brothers Co.	33,962	656,825
National Beverage Corp.(2)	26,174	255,720

		1,617,797
BIOTECHNOLOGY—1.25%
Applera Corp.-Celera Genomics Group(2)	371,556	4,072,254
Arena Pharmaceuticals Inc.(1)(2)	177,658	2,526,297
ArQule Inc.(2)	158,998	973,068
Bio-Rad Laboratories Inc. Class A(2)	88,599	5,797,919
Cambrex Corp.(1)	133,011	2,496,616
Cell Genesys Inc.(1)(2)	36,008	213,527
Coley Pharmaceutical Group Inc.(1)(2)	5,882	89,171
Diversa Corp.(2)	36,589	175,627
Enzon Pharmaceuticals Inc.(2)	90,010	666,074
Genomic Health Inc.(2)	4,393	40,020
Maxygen Inc.(2)	128,647	966,139
Nanogen Inc.(1)(2)	273,239	715,886
Regeneron Pharmaceuticals Inc.(2)	175,049	2,792,032
Savient Pharmaceuticals Inc.(2)	306,184	1,145,128
Seattle Genetics Inc.(2)	64,077	302,443
Serologicals Corp.(1)(2)	76,769	1,515,420
Vertex Pharmaceuticals Inc.(1)(2)	477,209	13,204,373

		37,691,994
BUILDING MATERIALS—0.84%
Apogee Enterprises Inc.	106,508	1,727,560
Builders FirstSource Inc.(2)	37,791	807,594
Comfort Systems USA Inc.	198,515	1,826,338
Genlyte Group Inc. (The)(1)(2)	95,322	5,106,400
Lennox International Inc.	83,471	2,353,882
LSI Industries Inc.	99,756	1,562,179
Mestek Inc.(1)(2)	14,854	194,587
NCI Building Systems Inc.(1)(2)	34,918	1,483,317
Texas Industries Inc.	114,276	5,695,516
Universal Forest Products Inc.	80,263	4,434,531

		25,191,904
CHEMICALS—2.01%
Arch Chemicals Inc.	119,090	3,560,791
CF Industries Holdings Inc.(1)	112,565	1,716,616
Ferro Corp.(1)	211,142	3,961,024
Fuller (H.B.) Co.(1)	145,110	4,653,678
Georgia Gulf Corp.	84,740	2,577,791
Grace (W.R.) & Co.(1)(2)	182,757	1,717,916
Hercules Inc.(2)	231,656	2,617,713
Minerals Technologies Inc.(1)	103,362	5,776,902
NewMarket Corp.(2)	85,641	2,094,779
NL Industries Inc.(1)	16,837	237,233
Octel Corp.	62,840	1,022,407
Olin Corp.	191,870	3,776,002
OM Group Inc.(1)(2)	143,516	2,692,360
Pioneer Companies Inc.(2)	30,838	924,215
PolyOne Corp.(2)	462,807	2,975,849
Rockwood Holdings Inc.(2)	55,810	1,101,131
Schulman (A.) Inc.(1)	154,500	3,324,840
Sensient Technologies Corp.(1)	238,042	4,260,952
Spartech Corp.(1)	162,293	3,562,331
Stepan Co.	26,577	714,656
Terra Industries Inc.(2)	468,288	2,622,413
Tronox Inc. Class A(2)	47,796	624,694
UAP Holding Corp.	54,442	1,111,706

Wellman Inc.	163,462	1,108,272
Westlake Chemical Corp.	67,718	1,950,956

		60,687,227
COAL—0.10%
Foundation Coal Holdings Inc.	53,359	2,027,642
James River Coal Co.(2)	26,954	1,029,643

		3,057,285
COMMERCIAL SERVICES—3.94%
ABM Industries Inc.(1)	198,954	3,889,551
ACE Cash Express Inc.(2)	57,233	1,336,391
Albany Molecular Research Inc.(2)	119,597	1,453,104
Alderwoods Group Inc.(2)	202,024	3,206,121
Arbitron Inc.	44,444	1,687,983
Banta Corp.	125,002	6,225,100
BearingPoint Inc.(1)(2)	924,463	7,266,279
Bowne & Co. Inc.(1)	102,609	1,522,718
CBIZ Inc.(2)	306,137	1,842,945
CDI Corp.	29,700	813,780
Central Parking Corp.	101,062	1,386,571
Clark Inc.	69,094	915,495
Coinstar Inc.(1)(2)	114,304	2,609,560
Consolidated Graphics Inc.(2)	7,625	360,967
Corrections Corp. of America(2)	62,748	2,821,778
CorVel Corp.(2)	13,639	259,005
Cross Country Healthcare Inc.(2)	124,439	2,212,525
Dollar Thrifty Automotive Group Inc.(1)(2)	126,689	4,569,672
Electro Rent Corp.(2)	90,456	1,348,699
Exponent Inc.(2)	36,597	1,038,623
First Advantage Corp. Class A(2)	12,297	328,453
Forrester Research Inc.(2)	51,394	963,637
FTI Consulting Inc.(1)(2)	167,946	4,608,438
Gartner Inc.(2)	45,670	589,143
Geo Group Inc. (The)(2)	44,599	1,022,655
Global Cash Access Inc.(2)	53,362	778,552
Heartland Payment Systems Inc.(2)	29,814	645,771
Heidrick & Struggles International Inc.(2)	28,418	910,797
Hooper Holmes Inc.	328,965	838,861
Hudson Highland Group Inc.(1)(2)	16,137	280,138
Kelly Services Inc. Class A(1)	92,335	2,421,024
Kenexa Corp.(2)	14,084	297,172
Kforce Inc.(1)(2)	45,227	504,733
Landauer Inc.	16,397	755,738
MAXIMUS Inc.	96,531	3,541,722
Monro Muffler Brake Inc.	21,210	643,087
MPS Group Inc.(2)	322,808	4,412,785
NCO Group Inc.(1)(2)	161,702	2,735,998
PAREXEL International Corp.(1)(2)	102,070	2,067,938
PHH Corp.(2)	264,868	7,421,601
PRA International(2)	3,926	110,517
PRG-Schultz International Inc.(2)	37,873	23,103
Quanta Services Inc.(1)(2)	587,862	7,742,143
Rent-Way Inc.(1)(2)	63,303	404,506
Source Interlink Companies Inc.(1)(2)	137,595	1,530,056
SOURCECORP Inc.(2)	78,865	1,891,183
Spherion Corp.(2)	126,378	1,265,044
StarTek Inc.	56,414	1,015,452
Stewart Enterprises Inc. Class A(1)	535,643	2,897,829
TeleTech Holdings Inc.(1)(2)	36,754	442,886
United Rentals Inc.(1)(2)	339,259	7,935,268
Valassis Communications Inc.(2)	69,908	2,032,226
Vertrue Inc.(2)	38,345	1,354,729

Viad Corp.	112,208	3,291,061
Volt Information Sciences Inc.(2)	40,562	771,489
Watson Wyatt & Co. Holdings(1)	95,765	2,671,843
Wright Express Corp.(2)	39,498	868,956

		118,783,401
COMPUTERS—2.47%
Advanced Digital Information Corp.(2)	321,625	3,148,709
Agilysys Inc.	145,320	2,647,730
Brocade Communications Systems Inc.(2)	1,352,937	5,506,454
Catapult Communications Corp.(2)	18,755	277,386
CIBER Inc.(1)(2)	154,435	1,019,271
Covansys Corp.(2)	131,682	1,792,192
Dot Hill Systems Corp.(1)(2)	220,547	1,528,391
Echelon Corp.(2)	148,847	1,165,472
Electronics For Imaging Inc.(1)(2)	272,668	7,255,695
Hutchinson Technology Inc.(2)	101,835	2,897,206
iGATE Corp.(2)	99,017	481,223
IHS Inc. Class A(2)	26,262	538,896
Imation Corp.	169,474	7,807,667
Integral Systems Inc.	52,306	986,491
Intergraph Corp.(2)	100,255	4,993,702
Komag Inc.(1)(2)	79,981	2,772,141
Magma Design Automation Inc.(2)	176,808	1,486,955
Manhattan Associates Inc.(2)	12,068	247,153
Maxtor Corp.(2)	66,421	460,962
McDATA Corp. Class A(1)(2)	781,786	2,970,787
Mentor Graphics Corp.(2)	244,907	2,532,338
MTS Systems Corp.	28,856	999,572
Ness Technologies Inc.(2)	64,944	699,447
NetScout Systems Inc.(2)	46,292	252,291
Palm Inc.(1)(2)	191,355	6,085,089
Perot Systems Corp. Class A(2)	354,395	5,011,145
Quantum Corp.(1)(2)	924,174	2,818,731
Rackable Systems Inc.(2)	14,001	398,748
RadiSys Corp.(1)(2)	59,331	1,028,800
SI International Inc.(2)	14,181	433,513
Silicon Storage Technology Inc.(2)	321,059	1,621,348
Sykes Enterprises Inc.(2)	85,025	1,136,784
TALX Corp.	16,779	766,968
Tyler Technologies Inc.(2)	74,589	654,891

		74,424,148
COSMETICS & PERSONAL CARE—0.14%
Chattem Inc.(1)(2)	16,780	610,624
Elizabeth Arden Inc.(1)(2)	74,552	1,495,513
Revlon Inc. Class A(1)(2)	731,160	2,266,596

		4,372,733
DISTRIBUTION & WHOLESALE—0.87%
Bell Microproducts Inc.(2)	64,874	496,286
BlueLinx Holdings Inc.	10,182	114,547
Brightpoint Inc.(2)	91,800	2,545,614
Building Materials Holdings Corp.(1)	51,185	3,491,329
Handleman Co.(1)	104,022	1,291,953
Hughes Supply Inc.	277,434	9,946,009
Huttig Building Products Inc.(2)	49,274	413,902
MWI Veterinary Supply Inc.(2)	10,666	275,289
Owens & Minor Inc.	82,228	2,263,737
United Stationers Inc.(2)	113,596	5,509,406

		26,348,072

DIVERSIFIED FINANCIAL SERVICES—1.92%
Accredited Home Lenders Holding Co.(1)(2)	30,213	1,497,961
Advanta Corp. Class B(1)	89,868	2,915,318
Archipelago Holdings Inc.(1)(2)	46,632	2,320,875
CharterMac(1)	203,259	4,305,026
Cohen & Steers Inc.	5,901	109,936
CompuCredit Corp.(2)	67,269	2,588,511
Delta Financial Corp.(1)	51,564	432,106
Doral Financial Corp.	378,406	4,011,104
Encore Capital Group Inc.(1)(2)	11,798	204,695
eSpeed Inc.(2)	105,546	813,760
Federal Agricultural Mortgage Corp.(1)	55,165	1,651,088
Financial Federal Corp.(1)	87,777	3,901,688
GAMCO Investors Inc. Class A(1)	19,078	830,465
IntercontinentalExchange Inc.(2)	59,113	2,148,758
Investment Technology Group Inc.(2)	199,746	7,078,998
Knight Capital Group Inc. Class A(2)	541,124	5,351,716
LaBranche & Co. Inc.(1)(2)	271,886	2,748,767
MarketAxess Holdings Inc.(1)(2)	75,761	865,948
Marlin Business Services Corp.(2)	2,130	50,886
Nasdaq Stock Market Inc. (The)(2)	72,641	2,555,510
Ocwen Financial Corp.(1)(2)	173,155	1,506,448
Piper Jaffray Companies Inc.(1)(2)	103,487	4,180,875
Sanders Morris Harris Group Inc.(1)	52,067	853,378
Stifel Financial Corp.(2)	42,381	1,593,102
SWS Group Inc.	77,324	1,619,165
Waddell & Reed Financial Inc. Class A(1)	89,669	1,880,359

		58,016,443
ELECTRIC—2.95%
ALLETE Inc.	127,714	5,619,416
Aquila Inc.(2)	1,880,725	6,770,610
Avista Corp.	244,395	4,328,235
Black Hills Corp.(1)	162,994	5,641,222
Central Vermont Public Service Corp.	61,733	1,111,811
CH Energy Group Inc.(1)	79,423	3,645,516
Cleco Corp.	251,394	5,241,565
Duquesne Light Holdings Inc.(1)	390,025	6,365,208
El Paso Electric Co.(2)	240,506	5,060,246
Empire District Electric Co. (The)(1)	130,087	2,644,669
IDACORP Inc.(1)	212,607	6,229,385
ITC Holdings Corp.	64,547	1,813,125
MGE Energy Inc.(1)	75,866	2,572,616
NorthWestern Corp.	179,435	5,575,045
Otter Tail Corp.(1)	146,931	4,258,060
Pike Electric Corp.(2)	67,994	1,102,863
Sierra Pacific Resources Corp.(2)	924,147	12,050,877
UIL Holdings Corp.	73,796	3,393,878
UniSource Energy Corp.(1)	174,115	5,432,388

		88,856,735
ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
Artesyn Technologies Inc.(2)	27,552	283,786
Belden CDT Inc.(1)	218,354	5,334,388
C&D Technologies Inc.(1)	127,770	973,607
Encore Wire Corp.(1)(2)	80,494	1,832,043
EnerSys(2)	231,817	3,022,894
General Cable Corp.(2)	138,481	2,728,076
GrafTech International Ltd.(1)(2)	275,947	1,716,390
Greatbatch Inc.(1)(2)	18,180	472,862
Littelfuse Inc.(1)(2)	64,647	1,761,631
Powell Industries Inc.(2)	34,054	611,610
Power-One Inc.(1)(2)	332,615	2,002,342
Superior Essex Inc.(2)	86,198	1,737,752

Valence Technology Inc.(1)(2)	120,426	185,456

		22,662,837
ELECTRONICS—2.22%
Analogic Corp.	69,069	3,304,952
Badger Meter Inc.(1)	10,791	423,439
Bel Fuse Inc. Class B	57,783	1,837,499
Benchmark Electronics Inc.(1)(2)	97,031	3,263,153
Brady Corp. Class A	102,395	3,704,651
Checkpoint Systems Inc.(2)	190,660	4,699,769
Coherent Inc.(2)	155,143	4,604,644
CTS Corp.	97,458	1,077,885
Cubic Corp.(1)	78,376	1,564,385
Cymer Inc.(2)	30,356	1,077,942
Electro Scientific Industries Inc.(1)(2)	143,886	3,474,847
Excel Technology Inc.(2)	16,781	399,052
FEI Co.(1)(2)	16,514	316,573
Keithley Instruments Inc.	7,211	100,810
KEMET Corp.(1)(2)	363,083	2,566,997
LeCroy Corp.(2)	62,208	951,160
Methode Electronics Inc.	73,282	730,622
Molecular Devices Corp.(1)(2)	27,896	807,031
Multi-Fineline Electronix Inc.(2)	5,837	281,168
OSI Systems Inc.(1)(2)	49,818	916,153
Park Electrochemical Corp.	100,678	2,615,614
Paxar Corp.(1)(2)	162,856	3,196,863
Photon Dynamics Inc.(2)	9,635	176,128
Plexus Corp.(2)	91,553	2,081,915
Rofin-Sinar Technologies Inc.(2)	76,048	3,305,807
Sypris Solutions Inc.(1)	37,482	374,070
Technitrol Inc.	203,920	3,487,032
TTM Technologies Inc.(2)	102,325	961,855
Varian Inc.(2)	161,481	6,425,329
Viisage Technology Inc.(2)	25,067	441,430
Watts Water Technologies Inc. Class A(1)	111,401	3,374,336
Woodward Governor Co.	49,572	4,263,688
X-Rite Inc.	8,047	80,470

		66,887,269
ENERGY-ALTERNATE SOURCES—0.10%
FuelCell Energy Inc.(1)(2)	242,832	2,056,787
Pacific Ethanol Inc.(2)	4,940	53,451
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	227,887	610,737
SunPower Corp. Class A(1)(2)	11,297	383,985

		3,104,960
ENGINEERING & CONSTRUCTION—1.57%
Dycom Industries Inc.(2)	202,279	4,450,138
EMCOR Group Inc.(1)(2)	77,359	5,224,053
Granite Construction Inc.	174,450	6,264,499
Infrasource Services Inc.(2)	33,598	439,462
Insituform Technologies Inc. Class A(1)(2)	127,806	2,475,602
Layne Christensen Co.(2)	50,394	1,281,519
Perini Corp.(1)(2)	45,508	1,099,018
Shaw Group Inc. (The)(1)(2)	390,895	11,371,136
URS Corp.(2)	205,660	7,734,873
Washington Group International Inc.(1)	131,163	6,947,704

		47,288,004
ENTERTAINMENT—0.78%
Bluegreen Corp.(1)(2)	80,953	1,279,057
Carmike Cinemas Inc.	61,975	1,571,686

Churchill Downs Inc.(1)	36,230	1,330,728
Dover Motorsports Inc.	77,678	474,613
Great Wolf Resorts Inc.(2)	45,042	464,383
Magna Entertainment Corp. Class A(1)(2)	188,847	1,348,368
Pinnacle Entertainment Inc.(1)(2)	180,856	4,468,952
Six Flags Inc.(1)(2)	469,156	3,617,193
Speedway Motorsports Inc.	61,804	2,142,745
Steinway Musical Instruments Inc.(2)	35,571	907,416
Sunterra Corp.(2)	51,568	733,297
Vail Resorts Inc.(2)	154,989	5,119,287

		23,457,725
ENVIRONMENTAL CONTROL—0.23%
Calgon Carbon Corp.(1)	170,334	969,200
Casella Waste Systems Inc. Class A(2)	91,593	1,171,474
Metal Management Inc.	109,472	2,546,319
Tetra Tech Inc.(2)	45,390	711,261
Waste Holdings Inc.	29,586	381,068
Waste Services Inc.(2)	321,715	1,071,311

		6,850,633
FOOD—2.06%
American Italian Pasta Co. Class A(1)	92,954	632,087
Chiquita Brands International Inc.(1)	210,137	4,204,841
Corn Products International Inc.	378,818	9,049,962
Diamond Foods Inc.	23,846	471,435
Flowers Foods Inc.(1)	207,641	5,722,586
Gold Kist Inc.(1)(2)	199,321	2,979,849
Great Atlantic & Pacific Tea Co.(2)	41,749	1,326,783
Hain Celestial Group Inc.(1)(2)	147,185	3,114,435
Ingles Markets Inc. Class A	56,257	880,422
J&J Snack Foods Corp.	27,683	1,644,647
Lance Inc.	122,507	2,282,305
M&F Worldwide Corp.(2)	54,205	884,626
Nash Finch Co.	64,080	1,632,758
Pathmark Stores Inc.(2)	128,146	1,280,179
Performance Food Group Co.(2)	189,352	5,371,916
Premium Standard Farms Inc.	36,828	550,947
Ralcorp Holdings Inc.(2)	149,364	5,961,117
Ruddick Corp.	172,194	3,664,288
Sanderson Farms Inc.(1)	83,409	2,546,477
Sanfilippo (John B.) & Son Inc.(2)	39,749	513,955
Seaboard Corp.(1)	1,054	1,592,594
Spartan Stores Inc.(2)	37,870	394,605
Tootsie Roll Industries Inc.(1)	79,577	2,302,163
Weis Markets Inc.	71,650	3,083,816

		62,088,793
FOREST PRODUCTS & PAPER—1.23%
Bowater Inc.	281,759	8,655,636
Buckeye Technologies Inc.(2)	155,122	1,248,732
Caraustar Industries Inc.(1)(2)	144,868	1,258,903
Glatfelter Co.(1)	221,600	3,144,504
Longview Fibre Co.	257,358	5,355,620
Mercer International Inc.(1)(2)	144,448	1,135,361
Neenah Paper Inc.	69,265	1,939,420
Potlatch Corp.	145,985	7,442,315
Rock-Tenn Co. Class A	148,309	2,024,418
Schweitzer-Mauduit International Inc.	76,557	1,897,082
Wausau Paper Corp.(1)	214,132	2,537,464
Xerium Technologies Inc.	41,396	348,140

		36,987,595

GAS—1.56%
Cascade Natural Gas Corp.(1)	56,856	1,109,261
EnergySouth Inc.	30,787	824,476
Laclede Group Inc. (The)	106,389	3,107,623
New Jersey Resources Corp.	131,186	5,495,382
Nicor Inc.(1)	221,988	8,726,348
Northwest Natural Gas Co.	138,822	4,744,936
Peoples Energy Corp.(1)	191,555	6,717,834
South Jersey Industries Inc.	140,855	4,104,515
Southwest Gas Corp.	188,389	4,973,470
WGL Holdings Inc.(1)	245,339	7,374,890

		47,178,735
HAND & MACHINE TOOLS—0.65%
Baldor Electric Co.(1)	44,655	1,145,401
Kennametal Inc.	191,242	9,760,992
Lincoln Electric Holdings Inc.	166,942	6,620,920
Regal-Beloit Corp.(1)	58,614	2,074,936

		19,602,249
HEALTH CARE-PRODUCTS—1.10%
Bruker BioSciences Corp.(2)	36,290	176,369
Caliper Life Sciences Inc.(2)	150,894	887,257
CONMED Corp.(2)	148,028	3,502,342
Datascope Corp.	58,973	1,949,058
DexCom Inc.(2)	3,721	55,517
DJ Orthopedics Inc.(2)	34,124	941,140
Encore Medical Corp.(2)	54,537	269,958
ev3 Inc.(2)	7,734	113,999
HealthTronics Inc.(2)	17,903	136,958
Hologic Inc.(2)	18,678	708,270
ICU Medical Inc.(2)	29,760	1,166,890
Invacare Corp.(1)	153,675	4,839,226
Inverness Medical Innovations Inc.(1)(2)	94,136	2,231,965
Merit Medical Systems Inc.(1)(2)	65,009	789,209
NxStage Medical Inc.(1)(2)	4,262	50,974
Oakley Inc.(1)	25,033	367,735
Occulogix Inc.(1)(2)	59,762	430,286
Steris Corp.	307,941	7,704,684
Sybron Dental Specialties Inc.(2)	72,321	2,879,099
Viasys Healthcare Inc.(2)	128,363	3,298,929
Vital Sign Inc.	4,719	202,068
Zoll Medical Corp.(2)	18,976	478,005

		33,179,938
HEALTH CARE-SERVICES—0.64%
Alliance Imaging Inc.(2)	11,556	68,758
Allied Healthcare International Inc.(2)	119,380	732,993
American Dental Partners Inc.(2)	28,386	513,219
Brookdale Senior Living Inc.	18,973	565,585
Genesis HealthCare Corp.(2)	93,785	3,425,028
Gentiva Health Services Inc.(1)(2)	44,017	648,811
Kindred Healthcare Inc.(1)(2)	143,477	3,695,968
LHC Group Inc.(2)	4,059	70,748
Magellan Health Services Inc.(2)	121,215	3,812,212
MedCath Corp.(2)	32,653	605,713
National Healthcare Corp.	19,438	726,592
Odyssey Healthcare Inc.(1)(2)	32,527	606,303
RehabCare Group Inc.(1)(2)	66,541	1,344,128
Res-Care Inc.(2)	101,807	1,768,388
Specialty Laboratories Inc.(2)	9,412	122,827
Sunrise Senior Living Inc.(2)	10,711	361,068
Symbion Inc.(2)	8,661	199,203

		19,267,544

HOLDING COMPANIES-DIVERSIFIED—0.03%
Resource America Inc. Class A	55,559	947,281

		947,281
HOME BUILDERS—0.68%
Coachmen Industries Inc.	71,560	845,124
Fleetwood Enterprises Inc.(1)(2)	220,917	2,728,325
Levitt Corp. Class A(1)	82,692	1,880,416
M/I Homes Inc.(1)	62,578	2,541,918
Monaco Coach Corp.(1)	131,238	1,745,465
Orleans Homebuilders Inc.(1)	12,053	221,173
Palm Harbor Homes Inc.(1)(2)	48,104	904,355
Skyline Corp.	34,382	1,251,505
Technical Olympic USA Inc.	79,681	1,680,472
WCI Communities Inc.(1)(2)	174,909	4,696,307
William Lyon Homes Inc.(2)	10,359	1,045,223
Williams Scotsman International Inc.(2)	52,986	917,188

		20,457,471
HOME FURNISHINGS—0.78%
Audiovox Corp. Class A(2)	86,052	1,192,681
Bassett Furniture Industries Inc.(1)	41,720	771,820
DTS Inc.(2)	7,836	115,973
Ethan Allen Interiors Inc.(1)	159,532	5,827,704
Furniture Brands International Inc.(1)	247,028	5,516,135
Hooker Furniture Corp.	52,722	904,182
Kimball International Inc. Class B	112,303	1,193,781
La-Z-Boy Inc.(1)	262,863	3,564,422
Maytag Corp.	157,023	2,955,173
Stanley Furniture Co. Inc.(1)	60,081	1,392,678

		23,434,549
HOUSEHOLD PRODUCTS & WARES—0.62%
Blyth Inc.(1)	133,834	2,803,822
Central Garden & Pet Co.(1)(2)	97,203	4,465,506
CSS Industries Inc.	29,789	915,416
Ennis Inc.	128,090	2,327,395
Harland (John H.) Co.	14,275	536,740
Prestige Brands Holdings Inc.(2)	102,817	1,285,212
Russ Berrie & Co. Inc.(1)	59,323	677,469
Standard Register Co. (The)	86,343	1,365,083
Tupperware Corp.	93,900	2,103,360
Water Pik Technologies Inc.(2)	61,376	1,317,743
WD-40 Co.	35,299	926,952

		18,724,698
HOUSEWARES—0.08%
Libbey Inc.(1)	69,808	713,438
Lifetime Brands Inc.(1)	24,984	516,419
National Presto Industries Inc.	23,843	1,057,437

		2,287,294
INSURANCE—4.40%
Affirmative Insurance Holdings Inc.	42,863	625,371
Alfa Corp.	163,834	2,637,727
American Equity Investment Life Holding Co.(1)	170,464	2,224,555
American Physicians Capital Inc.(2)	37,079	1,697,847
Argonaut Group Inc.(1)(2)	71,730	2,350,592
Baldwin & Lyons Inc. Class B	37,755	917,446
Bristol West Holdings Inc.(1)	87,373	1,662,708
Ceres Group Inc.(2)	174,231	900,774

Citizens Inc.(1)(2)	170,023	926,624
CNA Surety Corp.(2)	78,719	1,146,936
Crawford & Co. Class B	99,485	573,034
Delphi Financial Group Inc. Class A	140,414	6,460,448
Direct General Corp.(1)	69,339	1,171,829
Donegal Group Inc. Class A(1)	47,651	1,107,409
EMC Insurance Group Inc.	31,750	633,095
Enstar Group Inc.(2)	5,818	385,442
FBL Financial Group Inc. Class A	65,397	2,145,676
First Acceptance Corp.(1)(2)	85,624	881,071
FPIC Insurance Group Inc.(2)	51,158	1,775,183
Great American Financial Resources Inc.	42,666	846,493
Harleysville Group Inc.	66,776	1,769,564
Hilb, Rogal & Hobbs Co.(1)	135,525	5,219,068
Horace Mann Educators Corp.	216,089	4,097,047
Independence Holding Co.	23,367	456,825
Infinity Property & Casualty Corp.	104,249	3,879,105
James River Group Inc.(2)	19,259	382,291
Kansas City Life Insurance Co.	18,507	926,831
KMG America Corp.(2)	106,589	978,487
LandAmerica Financial Group Inc.(1)	91,139	5,687,074
Midland Co. (The)	43,895	1,581,976
National Western Life Insurance Co. Class A	11,238	2,325,255
Navigators Group Inc. (The)(2)	26,720	1,165,259
Odyssey Re Holdings Corp.(1)	63,414	1,590,423
Ohio Casualty Corp.	315,566	8,936,829
Phoenix Companies Inc.(1)	478,706	6,529,550
PMA Capital Corp. Class A(1)(2)	160,450	1,464,908
Presidential Life Corp.(1)	103,170	1,964,357
ProAssurance Corp.(1)(2)	83,987	4,085,128
Republic Companies Group Inc.	25,978	402,139
RLI Corp.	113,520	5,661,242
Safety Insurance Group Inc.	54,128	2,185,147
SeaBright Insurance Holdings(2)	38,500	640,255
Selective Insurance Group Inc.(1)	142,896	7,587,778
State Auto Financial Corp.	70,555	2,572,435
Stewart Information Services Corp.(1)	86,037	4,187,421
Tower Group Inc.	71,507	1,571,724
Triad Guaranty Inc.(2)	44,941	1,976,955
21st Century Insurance Group(1)	162,196	2,624,331
U.S.I. Holdings Corp.(1)(2)	228,454	3,145,812
UICI	177,619	6,307,251
United Fire & Casualty Co.(1)	85,718	3,465,579
Universal American Financial Corp.(2)	70,934	1,069,685
Zenith National Insurance Corp.	108,039	4,982,759

		132,490,750
INTERNET—1.20%
Agile Software Corp.(2)	154,437	923,533
Alloy Inc.(1)(2)	185,353	535,670
Ariba Inc.(1)(2)	333,161	2,448,733
AsiaInfo Holdings Inc.(2)	98,083	390,370
autobytel.com Inc.(2)	89,760	443,414
Avocent Corp.(2)	34,049	925,792
CMGI Inc.(2)	624,909	949,862
Harris Interactive Inc.(2)	87,538	377,289
InfoSpace Inc.(2)	36,722	948,162
Internet Capital Group Inc.(2)	193,540	1,590,899
Internet Security Systems Inc.(2)	39,900	835,905
Interwoven Inc.(1)(2)	189,066	1,601,389
Ipass Inc.(2)	40,798	267,635
Keynote Systems Inc.(2)	34,108	438,288
MatrixOne Inc.(2)	240,942	1,202,301

Motive Inc.(2)	34,679	107,158
NetBank Inc.	232,783	1,671,382
NetRatings Inc.(2)	71,657	883,531
ProQuest Co.(1)(2)	13,694	382,200
Redback Networks Inc.(1)(2)	139,221	1,957,447
RSA Security Inc.(2)	266,269	2,990,201
S1 Corp.(2)	211,526	920,138
SonicWALL Inc.(2)	269,439	2,133,957
Stellent Inc.(2)	73,080	725,684
SupportSoft Inc.(2)	69,007	291,210
TIBCO Software Inc.(2)	366,447	2,737,359
United Online Inc.	242,357	3,446,317
Vignette Corp.(2)	94,006	1,533,238
WebMD Health Corp. Class A(1)(2)	5,757	167,241
webMethods Inc.(1)(2)	268,696	2,071,646
WebSideStory Inc.(2)	8,495	154,014

		36,051,965
INVESTMENT COMPANIES—0.56%
Apollo Investment Corp.(1)	313,855	5,627,420
Ares Capital Corp.	191,025	3,069,772
Capital Southwest Corp.	13,907	1,258,583
Gladstone Capital Corp.(1)	53,674	1,147,550
Gladstone Investment Corp.	51,954	706,055
MCG Capital Corp.(1)	266,665	3,890,642
NGP Capital Resources Co.	51,327	673,924
Technology Investment Capital Corp.	39,305	593,505

		16,967,451
IRON & STEEL—1.28%
Carpenter Technology Corp.(1)	123,925	8,732,995
Chaparral Steel Co.(2)	114,283	3,457,061
Gibraltar Industries Inc.(1)	91,290	2,094,193
Oregon Steel Mills Inc.(2)	178,514	5,251,882
Reliance Steel & Aluminum Co.	51,474	3,146,091
Roanoke Electric Steel Corp.	55,998	1,321,553
Ryerson Tull Inc.(1)	126,480	3,075,994
Schnitzer Steel Industries Inc. Class A	110,227	3,371,844
Steel Dynamics Inc.(1)	203,530	7,227,350
Steel Technologies Inc.(1)	22,925	641,671
Wheeling-Pittsburgh Corp.(2)	44,162	398,341

		38,718,975
LEISURE TIME—0.35%
Arctic Cat Inc.(1)	68,461	1,373,328
Callaway Golf Co.	384,402	5,320,124
K2 Inc.(1)(2)	239,664	2,423,003
Multimedia Games Inc.(1)(2)	49,934	461,889
Pegasus Solutions Inc.(1)(2)	104,383	936,316

		10,514,660
LODGING—0.88%
Ameristar Casinos Inc.	22,966	521,328
Aztar Corp.(1)(2)	175,461	5,332,260
Gaylord Entertainment Co.(1)(2)	116,489	5,077,756
La Quinta Corp.(1)(2)	1,016,738	11,326,461
Lodgian Inc.(2)	123,719	1,327,505
Marcus Corp.(1)	102,207	2,401,864
MTR Gaming Group Inc.(2)	24,178	251,693
Riviera Holdings Corp.(2)	14,344	235,098

		26,473,965

MACHINERY—2.05%
AGCO Corp.(1)(2)	455,594	7,549,193
Alamo Group Inc.	31,052	636,566
Albany International Corp. Class A	143,481	5,188,273
Applied Industrial Technologies Inc.	11,977	403,505
Briggs & Stratton Corp.	259,945	10,083,267
Cascade Corp.	61,618	2,890,500
Flowserve Corp.(1)(2)	278,491	11,017,104
Gardner Denver Inc.(2)	126,498	6,236,351
Gehl Corp.(1)(2)	59,284	1,556,205
Global Power Equipment Group Inc.(2)	62,676	283,296
Gorman-Rupp Co. (The)	46,149	1,020,354
iRobot Corp.(1)(2)	7,894	263,107
Kadant Inc.(2)	34,992	647,352
Lindsay Manufacturing Co.	27,024	519,672
Manitowoc Co. Inc. (The)	23,504	1,180,371
NACCO Industries Inc.	26,148	3,063,238
Nordson Corp.	65,545	2,655,228
Robbins & Myers Inc.(1)	58,601	1,192,530
Sauer-Danfoss Inc.	39,860	749,767
Stewart & Stevenson Services Inc.	33,706	712,208
Tecumseh Products Co. Class A(1)	83,258	1,907,441
Tennant Co.	39,682	2,063,464

		61,818,992
MANUFACTURING—2.23%
Acuity Brands Inc.	222,344	7,070,539
Ameron International Corp.	42,686	1,945,628
Applied Films Corp.(1)(2)	71,249	1,479,842
Barnes Group Inc.	87,837	2,898,621
Blount International Inc.(2)	24,813	395,271
Ceradyne Inc.(1)(2)	47,467	2,079,055
CLARCOR Inc.(1)	64,836	1,926,278
Crane Co.	260,829	9,199,439
EnPro Industries Inc.(1)(2)	105,459	2,842,120
ESCO Technologies Inc.(2)	19,088	849,225
Federal Signal Corp.(1)	243,826	3,659,828
FreightCar America Inc.	42,191	2,028,543
Griffon Corp.(1)(2)	146,860	3,496,737
Hexcel Corp.(1)(2)	294,509	5,315,887
Lancaster Colony Corp.	106,516	3,946,418
Myers Industries Inc.(1)	132,331	1,929,386
Reddy Ice Holdings Inc.	33,250	725,182
Smith (A.O.) Corp.	84,656	2,971,426
Standex International Corp.	62,197	1,726,589
Sturm Ruger & Co. Inc.(1)	106,914	749,467
Tredegar Corp.	58,701	756,656
Trinity Industries Inc.	207,014	9,123,107

		67,115,244
MEDIA—1.72%
Charter Communications Inc. Class A(1)(2)	1,892,504	2,308,855
Citadel Broadcasting Corp.	220,933	2,969,340
Courier Corp.	30,810	1,058,015
Cox Radio Inc. Class A(2)	193,503	2,724,522
Cumulus Media Inc. Class A(1)(2)	221,022	2,742,883
Emmis Communications Corp.(2)	129,231	2,572,989
Entercom Communications Corp.(1)(2)	181,628	5,388,903
Entravision Communications Corp.(1)(2)	157,042	1,118,139
Fisher Communications Inc.(2)	13,803	571,858
4Kids Entertainment Inc.(1)(2)	67,153	1,053,631
Gray Television Inc.	217,634	2,137,166
Journal Communications Inc. Class A	125,706	1,753,599
Journal Register Co.(1)	110,075	1,645,621

Liberty Corp.	66,906	3,131,870
Lin TV Corp. Class A(1)(2)	136,587	1,521,579
Media General Inc. Class A	108,336	5,492,635
Nelson (Thomas) Inc.	20,539	506,286
Primedia Inc.(1)(2)	742,484	1,195,399
Radio One Inc. Class D(2)	284,510	2,944,678
Readers Digest Association Inc. (The)(1)	73,282	1,115,352
Regent Communications Inc.(2)	122,894	570,228
Saga Communications Inc.(2)	30,250	328,817
Salem Communications Corp. Class A(2)	8,416	147,196
Scholastic Corp.(1)(2)	165,849	4,728,355
Spanish Broadcasting System Inc. Class A(2)	32,729	167,245
World Wrestling Entertainment Inc.	95,204	1,397,595
WorldSpace Inc. Class A(1)(2)	34,311	497,853

		51,790,609
METAL FABRICATE & HARDWARE—1.06%
Castle (A.M.) & Co.(2)	52,875	1,154,790
CIRCOR International Inc.	78,704	2,019,545
Commercial Metals Co.	304,628	11,435,735
Earle M Jorgensen Co.(2)	40,279	371,775
Kaydon Corp.(1)	66,566	2,139,431
Lawson Products Inc.	14,105	532,323
Mueller Industries Inc.	131,117	3,595,228
NN Inc.	12,831	136,009
Omega Flex Inc.(2)	17,635	306,673
Quanex Corp.	17,847	891,815
RBC Bearings Inc.(2)	29,172	474,045
Valmont Industries Inc.(1)	86,703	2,901,082
Worthington Industries Inc.(1)	308,104	5,918,678

		31,877,129
MINING—0.63%
Brush Engineered Materials Inc.(2)	96,814	1,539,343
Century Aluminum Co.(1)(2)	114,367	2,997,559
Compass Minerals International Inc.(1)	101,415	2,488,724
RTI International Metals Inc.(1)(2)	111,695	4,238,825
Stillwater Mining Co.(1)(2)	205,412	2,376,617
Titanium Metals Corp.(2)	2,925	185,035
USEC Inc.(1)	433,867	5,184,711

		19,010,814
OFFICE & BUSINESS EQUIPMENT—0.22%
Global Imaging Systems Inc.(1)(2)	25,671	888,987
IKON Office Solutions Inc.	550,774	5,733,557
TRM Corp.(1)(2)	13,496	100,545

		6,723,089
OFFICE FURNISHINGS—0.03%
CompX International Inc.	9,986	159,976
Interface Inc. Class A(2)	82,450	677,739

		837,715
OIL & GAS—2.97%
Alon USA Energy Inc.(2)	16,729	328,725
Atlas America Inc.(2)	28,263	1,701,998
Berry Petroleum Co. Class A(1)	16,498	943,686
Bill Barrett Corp.(2)	65,592	2,532,507
Bois d’Arc Energy LLC(2)	67,899	1,076,878
Brigham Exploration Co.(1)(2)	136,257	1,616,008
Bronco Drilling Co. Inc.(2)	15,059	346,508
Cabot Oil & Gas Corp.	131,145	5,914,639
Callon Petroleum Co.(2)	51,078	901,527

Carrizo Oil & Gas Inc.(2)	36,898	911,750
Cimarex Energy Co.(1)(2)	409,530	17,613,885
Edge Petroleum Corp.(1)(2)	80,995	2,017,585
Encore Acquisition Co.(1)(2)	159,242	5,102,114
Energy Partners Ltd.(2)	147,285	3,209,340
Giant Industries Inc.(2)	24,123	1,253,431
Harvest Natural Resources Inc.(1)(2)	189,492	1,682,689
Holly Corp.	16,039	944,216
Houston Exploration Co.(2)	144,433	7,626,062
McMoRan Exploration Co.(1)(2)	103,883	2,053,767
Meridian Resource Corp. (The)(2)	435,898	1,830,772
Penn Virginia Corp.(1)	56,246	3,228,520
PetroCorp Inc. Escrow(3)	19,086	0
Petrohawk Energy Corp.(2)	147,462	1,949,448
Petroleum Development Corp.(2)	4,698	156,631
PetroQuest Energy Inc.(2)	205,055	1,697,855
Remington Oil & Gas Corp.(2)	17,534	639,991
St. Mary Land & Exploration Co.	64,609	2,378,257
Stone Energy Corp.(2)	120,620	5,491,829
Swift Energy Co.(1)(2)	142,757	6,434,058
W&T Offshore Inc.	20,565	604,611
Whiting Petroleum Corp.(1)(2)	181,290	7,251,600

		89,440,887
OIL & GAS SERVICES—1.25%
Dril-Quip Inc.(1)(2)	30,634	1,445,925
Global Industries Ltd.(1)(2)	206,955	2,348,939
Gulf Island Fabrication Inc.	7,682	186,749
Hanover Compressor Co.(1)(2)	454,144	6,407,972
Hercules Offshore Inc.(2)	18,917	537,432
Input/Output Inc.(1)(2)	352,033	2,474,792
Lufkin Industries Inc.	10,889	543,034
Maverick Tube Corp.(1)(2)	119,070	4,746,130
Newpark Resources Inc.(2)	121,106	924,039
Oceaneering International Inc.(2)	8,511	423,678
Oil States International Inc.(2)	11,924	377,752
RPC Inc.	53,814	1,417,461
Seacor Holdings Inc.(1)(2)	85,183	5,800,962
Superior Well Services Inc.(2)	11,153	264,995
Union Drilling Inc.(2)	15,178	220,536
Universal Compression Holdings Inc.(1)(2)	84,443	3,472,296
Veritas DGC Inc.(1)(2)	170,556	6,053,032

		37,645,724
PACKAGING & CONTAINERS—0.15%
Chesapeake Corp.	99,211	1,684,603
Graphic Packaging Corp.(2)	328,485	748,946
Greif Inc. Class A	6,221	412,328
Silgan Holdings Inc.	47,983	1,733,146

		4,579,023
PHARMACEUTICALS—0.84%
Adams Respiratory Therapeutics Inc.(2)	4,806	195,412
Alpharma Inc. Class A	146,558	4,178,369
Andrx Corp.(2)	99,479	1,638,419
Antigenics Inc.(1)(2)	73,066	347,794
AtheroGenics Inc.(1)(2)	21,300	426,213
BioMarin Pharmaceutical Inc.(2)	41,443	446,756
BioScrip Inc.(2)	138,718	1,045,934
Dendreon Corp.(1)(2)	349,523	1,894,415
Inspire Pharmaceuticals Inc.(2)	14,786	75,113
Isis Pharmaceuticals Inc.(2)	41,071	215,212
NBTY Inc.(1)(2)	193,699	3,147,609

Neurogen Corp.(2)	114,560	754,950
NPS Pharmaceuticals Inc.(2)	40,171	475,625
Nuvelo Inc.(2)	124,123	1,006,638
Par Pharmaceutical Companies Inc.(1)(2)	42,222	1,323,237
Perrigo Co.	391,427	5,836,177
Pharmion Corp.(2)	19,439	345,431
Tanox Inc.(2)	104,839	1,716,214
Threshold Pharmaceuticals Inc.(2)	6,015	86,917
Tiens Biotech Group (USA) Inc.(1)(2)	15,173	54,926
ViaCell Inc.(2)	6,648	37,362
XenoPort Inc.(2)	2,936	52,789

		25,301,512
PIPELINES—0.05%
TransMontaigne Inc.(2)	212,876	1,404,982

		1,404,982
REAL ESTATE—0.29%
Avatar Holdings Inc.(1)(2)	29,197	1,603,499
California Coastal Communities Inc.(2)	39,529	1,550,723
Jones Lang LaSalle Inc.	19,552	984,443
Trammell Crow Co.(2)	163,529	4,194,519
United Capital Corp.(2)	14,649	361,391
ZipRealty Inc.(1)(2)	18,593	156,553

		8,851,128
REAL ESTATE INVESTMENT TRUSTS—10.59%
Aames Investment Corp.	176,702	1,141,495
Acadia Realty Trust(1)	130,621	2,618,951
Affordable Residential Communities Inc.(1)	130,933	1,247,791
Agree Realty Corp.	38,682	1,117,910
Alexandria Real Estate Equities Inc.(1)	79,322	6,385,421
American Campus Communities Inc.	83,732	2,076,554
American Home Mortgage Investment Corp.(1)	218,762	7,125,078
AMLI Residential Properties Trust	129,227	4,917,087
Anthracite Capital Inc.	268,610	2,828,463
Anworth Mortgage Asset Corp.	238,512	1,741,138
Arbor Realty Trust Inc.	64,558	1,673,343
Ashford Hospitality Trust Inc.	183,343	1,923,268
Bedford Property Investors Inc.	73,901	1,621,388
Bimini Mortgage Management Inc. Class A(1)	105,929	958,657
BioMed Realty Trust Inc.(1)	224,698	5,482,631
Boykin Lodging Co.(2)	88,385	1,080,065
Brandywine Realty Trust(1)	281,922	7,868,443
Capital Lease Funding Inc.	121,951	1,284,144
Capital Trust Inc. Class A	60,341	1,766,784
Cedar Shopping Centers Inc.(1)	129,447	1,821,319
CentraCore Properties Trust	55,373	1,487,873
Colonial Properties Trust(1)	225,665	9,473,417
Columbia Equity Trust Inc.	59,464	960,344
Commercial Net Lease Realty Inc.	263,001	5,357,330
Corporate Office Properties Trust(1)	155,986	5,543,742
Cousins Properties Inc.	113,680	3,217,144
CRIIMI MAE Inc.(2)	77,862	1,541,668
Deerfield Triarc Capital Corp.(1)	107,142	1,467,845
DiamondRock Hospitality Co.	111,299	1,331,136
Digital Realty Trust Inc.	48,460	1,096,650
EastGroup Properties Inc.(1)	95,364	4,306,638
ECC Capital Corp.	192,687	435,473
Education Realty Trust Inc.	131,762	1,698,412
Entertainment Properties Trust	41,486	1,690,554
Equity Inns Inc.	271,948	3,684,895
Equity Lifestyle Properties Inc.	38,701	1,722,194

Equity One Inc.(1)	186,278	4,306,747
Extra Space Storage Inc.	260,588	4,013,055
FelCor Lodging Trust Inc.(1)	252,105	4,338,727
Fieldstone Investment Corp.(1)	246,089	2,918,616
First Industrial Realty Trust Inc.	216,457	8,333,594
First Potomac Realty Trust	98,764	2,627,122
Glenborough Realty Trust Inc.	162,244	2,936,616
GMH Communities Trust	140,233	2,175,014
Government Properties Trust Inc.(1)	104,350	973,585
Gramercy Capital Corp.	83,410	1,900,080
Heritage Property Investment Trust Inc.(1)	138,746	4,634,116
Hersha Hospitality Trust	102,302	921,741
Highland Hospitality Corp.	252,325	2,788,191
Highwoods Properties Inc.(1)	271,135	7,713,791
Home Properties Inc.(1)	158,734	6,476,347
HomeBanc Corp.	284,355	2,126,975
Impac Mortgage Holdings Inc.(1)	379,177	3,568,056
Inland Real Estate Corp.	104,594	1,546,945
Innkeepers USA Trust	215,535	3,448,560
Investors Real Estate Trust	224,368	2,070,917
JER Investors Trust Inc.	56,512	957,878
Kilroy Realty Corp.(1)	91,869	5,686,691
Kite Realty Group Trust	139,361	2,155,915
LaSalle Hotel Properties	164,278	6,032,288
Lexington Corporate Properties Trust	237,266	5,053,766
LTC Properties Inc.	116,831	2,456,956
Luminent Mortgage Capital Inc.	204,397	1,535,021
Maguire Properties Inc.(1)	174,443	5,390,289
Medical Properties Trust Inc.(1)	55,129	539,162
Meristar Hospitality Corp.(2)	440,658	4,142,185
MFA Mortgage Investments Inc.	383,619	2,186,628
Mid-America Apartment Communities Inc.	90,416	4,385,176
MortgageIT Holdings Inc.(1)	126,501	1,728,004
National Health Investors Inc.	118,060	3,064,838
National Health Realty Inc.	30,960	574,927
Nationwide Health Properties Inc.	303,254	6,489,636
Newcastle Investment Corp.	220,515	5,479,798
Newkirk Realty Trust Inc.(1)	39,568	613,304
NorthStar Realty Finance Corp.	138,191	1,408,166
Novastar Financial Inc.(1)	139,541	3,922,498
Omega Healthcare Investors Inc.	38,607	486,062
One Liberty Properties Inc.	30,950	569,789
Origen Financial Inc.	86,710	617,375
Parkway Properties Inc.	70,916	2,846,568
Pennsylvania Real Estate Investment Trust(1)	183,810	6,867,142
Post Properties Inc.(1)	200,868	8,024,677
Prentiss Properties Trust(1)	227,740	9,264,463
PS Business Parks Inc.	82,949	4,081,091
RAIT Investment Trust	70,008	1,814,607
Ramco-Gershenson Properties Trust(1)	73,039	1,946,489
Redwood Trust Inc.(1)	99,033	4,086,102
Saxon Capital Inc.(1)	251,371	2,848,033
Senior Housing Properties Trust(1)	300,773	5,086,071
Sizeler Property Investors Inc.	93,089	1,196,194
Sovran Self Storage Inc.	74,952	3,520,495
Spirit Finance Corp.	340,761	3,867,637
Strategic Hotel Capital Inc.	192,353	3,958,625
Sun Communities Inc.	40,520	1,272,328
Sunstone Hotel Investors Inc.	152,988	4,064,891
Taubman Centers Inc.(1)	108,809	3,781,113
Trustreet Properties Inc.(1)	334,100	4,884,542
Universal Health Realty Income Trust	44,187	1,384,821
Urstadt Biddle Properties Inc. Class A(1)	105,981	1,717,952

U-Store-It Trust	210,136	4,423,363
Winston Hotels Inc.	133,632	1,322,957

		319,250,553
RETAIL—5.44%
AFC Enterprises Inc.	33,773	510,648
Allion Healthcare Inc.(2)	2,423	28,228
Asbury Automotive Group Inc.(2)	65,220	1,073,521
Big Lots Inc.(2)	472,056	5,669,393
Blair Corp.	19,447	757,266
Blockbuster Inc. Class A(1)	959,354	3,597,578
Bob Evans Farms Inc.(1)	178,182	4,108,877
Bombay Co. Inc. (The)(1)(2)	143,750	425,500
Bon-Ton Stores Inc. (The)	32,380	619,429
Brown Shoe Co. Inc.	92,024	3,904,578
Buckle Inc. (The)	29,189	941,053
Burlington Coat Factory Warehouse Corp.	83,652	3,363,647
Cabela’s Inc. Class A(1)(2)	33,568	557,229
California Pizza Kitchen Inc.(1)(2)	12,271	392,304
Casey’s General Store Inc.	252,800	6,269,440
Cash America International Inc.(1)	119,730	2,776,539
Cato Corp. Class A	94,734	2,032,044
Charlotte Russe Holding Inc.(2)	28,851	600,966
Charming Shoppes Inc.(1)(2)	603,687	7,968,668
Conn’s Inc.(1)(2)	8,278	305,210
Cost Plus Inc.(1)(2)	53,926	924,831
CSK Auto Corp.(2)	28,072	423,326
Dave & Buster’s Inc.(1)(2)	70,629	1,243,777
Deb Shops Inc.	13,673	406,498
dELiA*s Inc.(1)(2)	92,515	767,875
dELiA*s Inc. Rights(2)	10,669	10,669
Denny’s Corp.(2)	198,889	801,523
Domino’s Pizza Inc.	160,230	3,877,566
Dress Barn Inc.(1)(2)	29,835	1,151,929
DSW Inc. Class A(2)	31,924	837,047
Finish Line Inc. (The)	18,901	329,255
First Cash Inc.(2)	20,157	587,778
Fred’s Inc.	85,011	1,383,129
Genesco Inc.(1)(2)	21,053	816,646
Golf Galaxy Inc.(2)	9,820	188,053
Group 1 Automotive Inc.(2)	105,627	3,319,857
Haverty Furniture Companies Inc.	98,050	1,263,865
IHOP Corp.	62,797	2,945,807
Insight Enterprises Inc.(1)(2)	212,617	4,169,419
Jack in the Box Inc.(2)	151,950	5,307,614
Jill (J.) Group Inc. (The)(2)	30,274	576,114
Jo-Ann Stores Inc.(1)(2)	115,888	1,367,478
Kenneth Cole Productions Inc. Class A	4,814	122,757
Krispy Kreme Doughnuts Inc.(1)(2)	146,568	841,300
Landry’s Restaurants Inc.(1)	82,677	2,208,303
Linens ‘n Things Inc.(2)	228,021	6,065,359
Lithia Motors Inc. Class A(1)	77,691	2,442,605
Lone Star Steakhouse & Saloon Inc.	89,960	2,135,650
Longs Drug Stores Corp.	21,519	783,076
Luby’s Inc.(2)	130,748	1,738,948
MarineMax Inc.(2)	42,164	1,331,117
McCormick & Schmick’s Seafood Restaurants Inc.(2)	12,168	275,118
Movado Group Inc.	92,252	1,688,212
99 Cents Only Stores(2)	176,444	1,845,604
O’Charley’s Inc.(2)	101,679	1,577,041
Papa John’s International Inc.(2)	21,942	1,301,380
Payless ShoeSource Inc.(2)	338,346	8,492,485

Pep Boys-Manny, Moe & Jack Inc.(1)	205,306	3,057,006
Pier 1 Imports Inc.(1)	338,781	2,957,558
Regis Corp.	177,724	6,854,815
Retail Ventures Inc.(1)(2)	83,991	1,044,848
Ruth’s Chris Steak House(2)	28,549	516,737
Ryan’s Restaurant Group Inc.(2)	211,572	2,551,558
School Specialty Inc.(2)	69,502	2,532,653
Sharper Image Corp.(2)	47,002	457,799
Shoe Carnival Inc.(2)	37,551	823,118
Smart & Final Inc.(2)	67,036	863,424
Sonic Automotive Inc.	147,546	3,287,325
Sports Authority Inc. (The)(1)(2)	102,085	3,177,906
Stage Stores Inc.(1)	129,579	3,858,863
Steak n Shake Co. (The)(2)	26,902	455,989
Syms Corp.	32,883	474,831
Systemax Inc.(2)	48,664	303,663
Talbots Inc. (The)	24,602	684,428
Too Inc.(2)	148,815	4,198,071
Trans World Entertainment Corp.(2)	92,560	527,592
Under Armour Inc. Class A(1)(2)	25,815	988,973
United Auto Group Inc.	134,633	5,142,981
West Marine Inc.(1)(2)	52,649	736,033
Wet Seal Inc. Class A(2)	129,923	576,858
Wilsons The Leather Experts Inc.(2)	13,564	49,237
Zale Corp.(1)(2)	254,381	6,397,682

		163,971,077
SAVINGS & LOANS—3.34%
Anchor BanCorp Wisconsin Inc.(1)	114,570	3,476,054
BankAtlantic Bancorp Inc. Class A	220,669	3,089,366
BankUnited Financial Corp. Class A	130,478	3,466,800
Berkshire Hills Bancorp Inc.	36,599	1,226,067
Beverly Hills Bancorp Inc.	69,212	717,728
BFC Financial Corp. Class A(2)	112,952	623,495
Brookline Bancorp Inc.(1)	310,684	4,402,392
Clifton Savings Bancorp Inc.	67,734	681,404
Commercial Capital Bancorp Inc.(1)	168,583	2,886,141
Dime Community Bancshares(1)	134,071	1,958,777
Fidelity Bankshares Inc.(1)	88,285	2,886,920
First Defiance Financial Corp.	35,424	959,636
First Financial Holdings Inc.	62,177	1,910,077
First Niagara Financial Group Inc.(1)	582,544	8,429,412
First Place Financial Corp.	75,431	1,814,116
FirstFed Financial Corp.(1)(2)	83,301	4,541,571
Flagstar Bancorp Inc.(1)	174,419	2,511,634
Flushing Financial Corp.	96,780	1,506,865
Franklin Bank Corp. (Texas)(2)	101,710	1,829,763
Harbor Florida Bancshares Inc.(1)	32,612	1,208,275
Horizon Financial Corp.	51,017	1,114,211
Investors Bancorp Inc.(2)	188,035	2,074,026
ITLA Capital Corp.(2)	29,001	1,416,699
Kearny Financial Corp.	109,983	1,341,793
KNBT Bancorp Inc.	155,581	2,534,414
MAF Bancorp Inc.(1)	162,684	6,731,864
NASB Financial Inc.	2,347	92,378
NewAlliance Bancshares Inc.	294,516	4,282,263
Northwest Bancorp Inc.	98,865	2,101,870
OceanFirst Financial Corp.	41,251	938,873
Partners Trust Financial Group Inc.(1)	251,524	3,030,864
PennFed Financial Services Inc.	45,939	846,196
PFF Bancorp Inc.	77,454	2,363,896
Provident Financial Holdings Inc.	24,825	652,898
Provident Financial Services Inc.(1)	365,726	6,769,588

Provident New York Bancorp	194,017	2,136,127
Rockville Financial Inc.(2)	37,935	495,052
Sound Federal Bancorp Inc.	24,450	466,995
Sterling Financial Corp. (Washington)(1)	174,245	4,352,640
TierOne Corp.	91,415	2,688,515
United Community Financial Corp.	136,430	1,611,238
United Financial Bancorp Inc.(2)	28,525	328,893
Wauwatosa Holdings Inc.(1)(2)	35,317	404,026
Westfield Financial Inc.	4,690	112,607
WSFS Financial Corp.	27,200	1,666,000

		100,680,419
SEMICONDUCTORS—2.37%
Actel Corp.(2)	119,408	1,520,064
Advanced Analogic Technologies Inc.(2)	22,201	307,484
AMIS Holdings Inc.(2)	30,166	321,268
Amkor Technology Inc.(2)	170,223	953,249
Applied Micro Circuits Corp.(2)	925,294	2,378,006
Asyst Technologies Inc.(1)(2)	239,609	1,370,563
Atmel Corp.(2)	775,360	2,395,862
Brooks Automation Inc.(2)	122,754	1,538,108
Cabot Microelectronics Corp.(1)(2)	19,926	584,430
Cirrus Logic Inc.(2)	27,945	186,673
Cohu Inc.	76,605	1,751,956
Conexant Systems Inc.(2)	2,374,479	5,366,323
Credence Systems Corp.(2)	295,585	2,057,272
DSP Group Inc.(2)	26,423	662,160
Emulex Corp.(2)	24,343	481,748
Entegris Inc.(2)	528,474	4,978,225
Exar Corp.(2)	106,993	1,339,552
Fairchild Semiconductor International Inc. Class A(2)	451,734	7,638,822
Genesis Microchip Inc.(1)(2)	80,620	1,458,416
Hittite Microwave Corp.(2)	6,686	154,714
Ikanos Communications Inc.(2)	9,202	135,637
Integrated Device Technology Inc.(2)	418,906	5,521,181
Integrated Silicon Solution Inc.(2)	185,656	1,195,625
Kopin Corp.(2)	354,322	1,895,623
Kulicke & Soffa Industries Inc.(2)	53,534	473,241
Lattice Semiconductor Corp.(1)(2)	410,659	1,774,047
Leadis Technology Inc.(2)	84,926	437,369
LTX Corp.(2)	309,006	1,390,527
Mattson Technology Inc.(2)	29,227	294,024
MKS Instruments Inc.(2)	164,410	2,941,295
Pericom Semiconductor Corp.(2)	69,995	557,860
Photronics Inc.(2)	108,057	1,627,338
Pixelworks Inc.(2)	77,179	392,069
PLX Technology Inc.(1)(2)	8,461	72,765
Rambus Inc.(1)(2)	161,954	2,622,035
Rudolph Technologies Inc.(2)	44,250	569,940
Semitool Inc.(1)(2)	75,398	820,330
Skyworks Solutions Inc.(2)	458,808	2,335,333
Standard Microsystems Corp.(2)	72,599	2,082,865
TriQuint Semiconductor Inc.(2)	580,654	2,583,910
Ultratech Inc.(2)	7,623	125,170
Veeco Instruments Inc.(1)(2)	58,118	1,007,185
Vitesse Semiconductor Corp.(1)(2)	468,682	899,869
Zoran Corp.(2)	144,069	2,335,358

		71,535,491
SOFTWARE—1.27%
American Reprographics Co.(2)	67,239	1,708,543
AMICAS Inc.(2)	213,058	1,056,768

Atari Inc.(2)	273,008	294,849
Borland Software Corp.(1)(2)	400,923	2,618,027
CSG Systems International Inc.(2)	123,328	2,752,681
Digi International Inc.(2)	20,065	210,482
eFunds Corp.(2)	63,923	1,498,355
EPIQ Systems Inc.(1)(2)	46,180	856,177
Inter-Tel Inc.	85,956	1,682,159
InterVideo Inc.(2)	5,889	62,129
JDA Software Group Inc.(2)	146,497	2,491,914
Keane Inc.(1)(2)	203,914	2,245,093
Lawson Software Inc.(1)(2)	312,758	2,298,771
MapInfo Corp.(2)	16,560	208,822
MoneyGram International Inc.	75,204	1,961,320
MRO Software Inc.(2)	92,797	1,302,870
NDCHealth Corp.(2)	181,679	3,493,687
NetIQ Corp.(1)(2)	211,118	2,594,640
Nuance Communications Inc.(2)	256,140	1,954,348
Open Solutions Inc.(2)	12,605	288,907
Pegasystems Inc.(2)	66,692	487,519
Phoenix Technologies Ltd.(2)	14,880	93,149
QAD Inc.	23,579	180,144
Quest Software Inc.(2)	48,798	711,963
Schawk Inc.	29,178	605,444
SeaChange International Inc.(2)	53,023	418,882
SPSS Inc.(2)	6,206	191,952
SSA Global Technologies Inc.(2)	14,129	257,007
SYNNEX Corp.(2)	43,561	658,207
Taleo Corp. Class A(2)	11,256	149,480
THQ Inc.(1)(2)	58,761	1,401,450
Ulticom Inc.(2)	60,384	592,367
Unica Corp.(2)	7,577	91,303
VeriFone Holdings Inc.(2)	38,459	973,013

		38,392,422
TELECOMMUNICATIONS—4.30%
Adaptec Inc.(1)(2)	562,239	3,272,231
Aeroflex Inc.(2)	351,532	3,778,969
Airspan Networks Inc.(2)	74,548	424,178
Anaren Inc.(2)	87,228	1,363,374
Anixter International Inc.(1)	84,600	3,309,552
Applied Signal Technology Inc.	3,407	77,339
Axcelis Technologies Inc.(2)	504,908	2,408,411
Black Box Corp.(1)	84,854	4,020,383
Broadwing Corp.(1)(2)	328,048	1,984,690
Cbeyond Communications Inc.(2)	12,048	124,094
C-COR Inc.(2)	84,906	412,643
Centennial Communications Corp.(1)(2)	72,631	1,127,233
CIENA Corp.(2)	2,883,207	8,563,125
Cincinnati Bell Inc.(2)	1,238,313	4,346,479
Commonwealth Telephone Enterprises Inc.(1)	48,941	1,652,738
CommScope Inc.(1)(2)	161,580	3,252,605
Consolidated Communications Holdings Inc.	64,562	838,660
CT Communications Inc.	95,786	1,162,842
Ditech Communications Corp.(2)	65,635	548,052
Extreme Networks Inc.(2)	183,683	872,494
FairPoint Communications Inc.	136,672	1,415,922
Finisar Corp.(2)	577,579	1,201,364
Foundry Networks Inc.(2)	225,693	3,116,820
General Communication Inc. Class A(1)(2)	279,318	2,885,355
Glenayre Technologies Inc.(2)	207,544	674,518
GlobeTel Communications Corp.(1)(2)	226,381	835,346
Golden Telecom Inc.(1)	41,979	1,089,775
Hypercom Corp.(2)	72,790	465,128

IDT Corp. Class B(1)(2)	293,261	3,431,154
Intrado Inc.(1)(2)	21,810	502,066
Iowa Telecommunications Services Inc.	113,261	1,754,413
Level 3 Communications Inc.(1)(2)	3,498,310	10,040,150
MasTec Inc.(2)	136,658	1,430,809
MRV Communications Inc.(1)(2)	174,701	358,137
NeuStar Inc. Class A(2)	79,566	2,425,967
Newport Corp.(2)	174,577	2,363,773
Oplink Communications Inc.(2)	74,002	1,073,029
Optical Communication Products Inc.(2)	75,905	175,341
Polycom Inc.(2)	241,004	3,687,361
Powerwave Technologies Inc.(1)(2)	550,331	6,917,661
Preformed Line Products Co.	12,428	531,794
Price Communications Corp.(1)(2)	230,864	3,432,948
RCN Corp.(1)(2)	115,171	2,700,760
RF Micro Devices Inc.(2)	798,440	4,319,560
SafeNet Inc.(1)(2)	69,277	2,232,105
SBA Communications Corp.(2)	53,687	960,997
Shenandoah Telecommunications Co.	29,099	1,159,304
SureWest Communications	73,438	1,936,560
Sycamore Networks Inc.(2)	889,270	3,841,646
TALK America Holdings Inc.(1)(2)	150,311	1,297,184
Tekelec(2)	16,550	230,045
3Com Corp.(2)	1,933,111	6,959,200
Time Warner Telecom Inc. Class A(1)(2)	252,718	2,489,272
USA Mobility Inc.(1)	135,289	3,750,211
UTStarcom Inc.(1)(2)	215,856	1,739,799
Valor Communications Group Inc.	60,318	687,625
Wireless Facilities Inc.(1)(2)	128,910	657,441
Zhone Technologies Inc.(1)(2)	553,501	1,173,422

		129,484,054
TEXTILES—0.23%
Angelica Corp.	46,270	765,306
Dixie Group Inc.(2)	54,035	744,602
G&K Services Inc. Class A	97,643	3,832,488
UniFirst Corp.	46,752	1,453,987

		6,796,383
TOYS, GAMES & HOBBIES—0.24%
JAKKS Pacific Inc.(1)(2)	101,469	2,124,761
LeapFrog Enterprises Inc.(1)(2)	153,182	1,784,570
RC2 Corp.(2)	55,833	1,983,188
Topps Co. (The)	178,706	1,327,786

		7,220,305
TRANSPORTATION—1.05%
ABX Air Inc.(2)	119,852	938,441
Arkansas Best Corp.(1)	111,395	4,865,734
Covenant Transport Inc. Class A(2)	39,663	554,489
EGL Inc.(2)	59,430	2,232,785
Forward Air Corp.	16,621	609,160
Frozen Food Express Industries Inc.(2)	75,562	833,449
Genesee & Wyoming Inc. Class A(2)	8,455	317,485
GulfMark Offshore Inc.(2)	74,714	2,213,029
Horizon Lines Inc. Class A(1)	38,838	471,105
Kansas City Southern Industries Inc.(1)(2)	194,531	4,752,392
Kirby Corp.(1)(2)	6,924	361,225
Maritrans Inc.	6,068	157,889
Marten Transport Ltd.(2)	74,983	1,366,190
Offshore Logistics Inc.(2)	117,483	3,430,504
P.A.M. Transportation Services Inc.(2)	14,119	251,177
RailAmerica Inc.(2)	116,703	1,282,566

SCS Transportation Inc.(2)	76,384	1,623,160
SIRVA Inc.(2)	62,251	498,008
U.S. Xpress Enterprises Inc. Class A(2)	35,703	620,518
USA Truck Inc.(1)(2)	13,750	400,538
Werner Enterprises Inc.(1)	195,336	3,848,119

		31,627,963
TRUCKING & LEASING—0.41%
AMERCO	41,512	2,990,940
GATX Corp.(1)	221,682	7,998,287
Interpool Inc.	41,106	776,081
TAL International Group Inc.(2)	26,120	539,378

		12,304,686
WATER—0.39%
American States Water Co.(1)	84,518	2,603,154
California Water Service Group	87,018	3,326,698
Connecticut Water Service Inc.	18,056	442,553
Middlesex Water Co.	57,372	994,830
PICO Holdings Inc.(2)	43,031	1,388,180
SJW Corp.	31,957	1,454,044
Southwest Water Co.(1)	108,406	1,551,283

		11,760,742

TOTAL COMMON STOCKS
(Cost: $2,875,670,356)		3,007,397,325

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—25.83%

CERTIFICATES OF DEPOSIT(4)—1.22%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$2,048,664	2,048,654
Credit Suisse First Boston NY
4.03%, 01/04/06	2,048,664	2,048,664
First Tennessee Bank
4.18%, 01/26/06	635,086	635,052
Fortis Bank NY
3.83%-3.84%, 01/25/06	6,145,992	6,145,998
Toronto-Dominion Bank
3.94%, 07/10/06	2,048,664	2,048,664
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	17,618,509	17,618,473
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	6,145,992	6,146,023

		36,691,528
COMMERCIAL PAPER(4)—5.98%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	12,496,850	12,435,402
Bryant Park Funding LLC
3.92%, 02/22/06	1,045,515	1,039,823
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	8,809,255	8,778,363
CC USA Inc.
4.23%, 04/21/06	1,229,198	1,213,600
Charta LLC
4.25%, 01/26/06	3,072,996	3,064,652

Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	12,510,166	12,495,261
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	15,078,166	15,028,062
Dorada Finance Inc.
3.76%, 01/26/06	409,733	408,748
Ebury Finance Ltd.
4.30%, 01/30/06	5,736,259	5,717,759
Edison Asset Securitization LLC
4.37%, 05/08/06	2,048,664	2,017,578
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	3,400,782	3,395,196
Ford Credit Floorplan Motown
4.05%, 01/06/06	8,194,655	8,191,890
Galaxy Funding Inc.
4.23%, 04/18/06	1,175,933	1,161,425
Gemini Securitization Corp.
4.25%, 01/30/06	2,048,664	2,042,134
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	20,055,968	20,041,437
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	3,482,729	3,479,787
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	6,145,992	6,100,627
HSBC PLC
3.88%, 02/03/06	1,229,198	1,225,091
Jupiter Securitization Corp.
4.23%, 01/24/06	1,434,065	1,430,526
Liberty Street Funding Corp.
4.23%, 01/04/06	1,638,931	1,638,739
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	5,080,686	5,074,450
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	4,302,194	4,293,009
Nordea North America Inc.
4.16%, 04/04/06	4,302,194	4,256,955
Prudential Funding LLC
4.27%, 01/17/06	8,194,655	8,181,048
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	4,097,328	4,077,302
Sedna Finance Inc.
3.92%, 02/21/06	1,024,332	1,018,867
Sigma Finance Inc.
4.16%, 04/06/06	2,458,397	2,431,977
Solitaire Funding Ltd.
4.24%, 01/23/06	10,051,974	10,028,296
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	1,098,821	1,098,692
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	13,059,085	13,055,979
Thunder Bay Funding Inc.
4.22%, 01/13/06	409,733	409,252
Ticonderoga Funding LLC
4.27%, 01/05/06	1,024,332	1,024,089
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	14,421,037	14,384,919

		180,240,935
LOAN PARTICIPATIONS(4)—0.07%
Army & Air Force Exchange Service
4.24%, 02/01/06	2,048,664	2,048,664

		2,048,664

MEDIUM-TERM NOTES(4)—0.46%
Dorada Finance Inc.
3.93%, 07/07/06	1,270,172	1,270,107
K2 USA LLC
3.94%, 07/07/06	2,458,397	2,458,334
Marshall & Ilsley Bank
5.18%, 12/15/06	4,097,328	4,110,694
Toronto-Dominion Bank
3.81%, 06/20/06	5,121,660	5,121,890
US Bank N.A.
2.85%, 11/15/06	819,466	806,411

		13,767,436
MONEY MARKET FUNDS—0.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(5)(6)	6,754,885	6,754,885

		6,754,885
REPURCHASE AGREEMENTS(4)—2.84%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $20,496,586 and an effective yield of 4.37%.(7)	$20,486,639	20,486,639
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $1,639,718 and an effective yield of 4.32%.(7)	1,638,931	1,638,931
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $32,794,429 and an effective yield of 4.34%.(8)	32,778,622	32,778,622
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $30,744,743 and an effective yield of 4.33%.(8)	30,729,958	30,729,958

		85,634,150
TIME DEPOSITS(4)—1.10%
UBS AG
4.06%, 01/03/06	24,583,966	24,583,967
Wells Fargo Bank N.A.
4.00%, 01/03/06	8,488,885	8,488,885

		33,072,852
VARIABLE & FLOATING RATE NOTES(4)—13.94%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(9)	14,402,107	14,405,626
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	15,774,712	15,774,638
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	6,760,591	6,760,591
American Express Credit Corp.
4.39%, 11/06/07	1,229,198	1,230,436
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(9)	13,316,315	13,321,894
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(9)	2,663,263	2,663,263

Bank of America N.A.
4.31%, 08/10/06	20,486,639	20,486,639
Bank of Ireland
4.34%, 12/20/06(9)	4,097,328	4,097,328
Bank of Nova Scotia
4.22%, 01/03/06	1,638,931	1,638,931
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(9)	10,202,346	10,201,945
BMW US Capital LLC
4.34%, 12/15/06(9)	4,097,328	4,097,328
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(9)	11,021,812	11,021,567
Commodore CDO Ltd.
4.56%, 06/13/06(9)	1,024,332	1,024,332
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	14,340,647	14,340,647
DEPFA Bank PLC
4.50%, 12/15/06	4,097,328	4,097,328
Descartes Funding Trust
4.37%, 11/15/06(9)	1,843,797	1,843,797
Dexia Credit Local
4.33%, 08/30/06	2,048,664	2,048,396
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(9)	6,514,751	6,514,873
Eli Lilly Services Inc.
4.26%, 09/01/06(9)	4,097,328	4,097,328
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	4,097,328	4,097,319
Fifth Third Bancorp.
4.35%, 11/22/06(9)	8,194,655	8,194,655
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(9)	2,868,129	2,868,129
General Electric Capital Corp.
4.44%, 01/09/07	1,843,797	1,845,288
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	3,072,996	3,072,996
Hartford Life Global Funding Trusts
4.36%, 02/17/07	4,097,328	4,097,328
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	12,291,983	12,291,984
Holmes Financing PLC
4.33%, 12/15/06(9)	11,267,651	11,267,651
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	3,482,729	3,483,535
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(9)	11,882,250	11,881,790
Leafs LLC
4.37%, 01/20/06-02/21/06(9)	4,295,967	4,295,967
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(9)	13,930,914	13,931,367
Lothian Mortgages PLC
4.37%, 01/24/06(9)	2,048,664	2,048,664
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	6,350,858	6,351,507
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(9)	12,251,010	12,257,623
Mound Financing PLC
4.30%, 11/08/06(9)	8,194,655	8,194,655
Natexis Banques Populaires
4.35%, 01/12/07(9)	3,072,996	3,072,996
National City Bank (Ohio)
4.26%, 01/06/06	2,048,664	2,048,659

Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(9)	15,160,113	15,160,640
Nordea Bank AB
4.34%, 12/11/06(9)	7,170,323	7,170,323
Nordea Bank PLC
4.23%, 10/02/06	2,458,397	2,457,967
Northern Rock PLC
4.32%, 11/03/06(9)	4,916,793	4,916,960
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(9)	11,144,731	11,144,734
Pfizer Investment Capital PLC
4.33%, 12/15/06(9)	10,243,319	10,243,319
Principal Life Income Funding Trusts
4.29%, 05/10/06	3,072,996	3,073,043
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	6,145,992	6,145,308
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(9)	3,482,729	3,482,714
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(9)	8,645,361	8,645,261
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(9)	4,097,328	4,097,328
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(9)	6,350,858	6,350,581
Strips III LLC
4.43%, 07/24/06(9)(10)	1,105,112	1,105,112
SunTrust Bank
4.19%, 04/28/06	6,145,992	6,145,992
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(9)	9,137,041	9,136,414
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	9,014,121	9,014,098
Unicredito Italiano SpA
4.43%, 06/14/06	5,326,526	5,325,688
Union Hamilton Special Funding LLC
4.52%, 03/28/06(9)	4,097,328	4,097,328
US Bank N.A.
4.31%, 09/29/06	1,843,797	1,843,441
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	13,316,315	13,316,315
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(9)	8,454,315	8,454,316
Wells Fargo & Co.
4.36%, 09/15/06(9)	2,048,664	2,048,802
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(9)	4,507,060	4,506,762
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(9)	8,399,522	8,399,461
Winston Funding Ltd.
4.26%, 01/23/06(9)	2,925,492	2,925,492
World Savings Bank
4.29%, 03/09/06	6,145,992	6,145,932

		420,322,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $778,532,781)		778,532,781

TOTAL INVESTMENTS IN SECURITIES—125.60%
(Cost: $3,654,203,137)		3,785,930,106
Other Assets, Less Liabilities—(25.60)%		(771,589,626)

NET ASSETS—100.00%		$3,014,340,480

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(8)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(9)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.26%
ADVO Inc.	4,365	$123,006
Catalina Marketing Corp.(1)	7,072	179,275
Clear Channel Outdoor Holdings Inc. Class A(2)	4,946	99,167
Donnelley (R.H.) Corp.(2)	3,733	230,027
Getty Images Inc.(1)(2)	6,868	613,106
Greenfield Online Inc.(2)	2,096	12,283
Harte-Hanks Inc.	8,029	211,885
Interpublic Group of Companies Inc.(1)(2)	59,542	574,580
Lamar Advertising Co.(2)	11,859	547,174
Marchex Inc. Class B(1)(2)	2,886	64,906
Omnicom Group Inc.(1)	25,850	2,200,610
ValueVision Media Inc. Class A(2)	3,751	47,263
Ventiv Health Inc.(1)(2)	3,716	87,772

		4,991,054
AEROSPACE & DEFENSE—1.75%
AAR Corp.(1)(2)	4,644	111,224
Alliant Techsystems Inc.(2)	5,217	397,379
Argon ST Inc.(2)	1,318	40,832
Armor Holdings Inc.(2)	4,877	208,004
BE Aerospace Inc.(2)	10,348	227,656
Boeing Co. (The)	116,534	8,185,348
Curtiss-Wright Corp.	3,079	168,113
DRS Technologies Inc.(1)	3,859	198,430
EDO Corp.	2,186	59,153
Engineered Support Systems Inc.	5,862	244,094
Esterline Technologies Corp.(2)	3,607	134,144
GenCorp Inc.(1)(2)	7,608	135,042
General Dynamics Corp.	28,252	3,222,141
Goodrich (B.F.) Co.(1)	16,972	697,549
HEICO Corp.	3,060	79,193
Herley Industries Inc.(2)	1,747	28,843
Innovative Solutions & Support Inc.(2)	1,781	22,761
K&F Industries Holdings Inc.(2)	2,458	37,755
Kaman Corp. Class A	3,233	63,658
L-3 Communications Holdings Inc.	16,729	1,243,801
Lockheed Martin Corp.(1)	52,083	3,314,041
Moog Inc. Class A(1)(2)	4,821	136,820
MTC Technologies Inc.(2)	1,370	37,511
Northrop Grumman Corp.	50,626	3,043,129
Orbital Sciences Corp.(1)(2)	7,738	99,356
Raytheon Co.	63,753	2,559,683
Rockwell Collins Inc.	25,117	1,167,187
Sequa Corp. Class A(2)	912	62,974
Teledyne Technologies Inc.(2)	4,780	139,098
Triumph Group Inc.(1)(2)	2,208	80,835
United Industrial Corp.(1)	1,331	55,063
United Technologies Corp.	144,360	8,071,168

		34,271,985

AGRICULTURE—1.54%
Alico Inc.	534	24,131
Alliance One International Inc.	11,906	46,433
Altria Group Inc.	292,087	21,824,741
Andersons Inc.	900	38,772
Archer-Daniels-Midland Co.	92,545	2,282,160
Delta & Pine Land Co.	5,100	117,351
Loews Corp. - Carolina Group	9,561	420,588
Maui Land & Pineapple Co. Inc.(2)	451	15,302
Monsanto Co.	37,810	2,931,409
Reynolds American Inc.	12,055	1,149,203
Tejon Ranch Co.(2)	1,264	50,459
Universal Corp.(1)	3,647	158,134
UST Inc.	23,315	951,951
Vector Group Ltd.(1)	4,263	77,459

		30,088,093
AIRLINES—0.19%
AirTran Holdings Inc.(1)(2)	12,164	194,989
Alaska Air Group Inc.(2)	3,866	138,094
AMR Corp.(1)(2)	25,319	562,841
Continental Airlines Inc. Class B(1)(2)	12,062	256,921
ExpressJet Holdings Inc.(1)(2)	6,224	50,352
Frontier Airlines Inc.(2)	4,802	44,370
JetBlue Airways Corp.(1)(2)	19,744	303,663
MAIR Holdings Inc.(2)	1,439	6,778
Mesa Air Group Inc.(1)(2)	4,376	45,773
Pinnacle Airlines Corp.(2)	2,284	15,234
Republic Airways Holdings Inc.(2)	2,238	34,018
SkyWest Inc.	8,072	216,814
Southwest Airlines Co.	110,601	1,817,174
World Air Holdings Inc.(2)	3,578	34,420

		3,721,441
APPAREL—0.45%
Carter’s Inc.(2)	2,602	153,128
Cherokee Inc.	1,005	34,562
Coach Inc.(2)	53,150	1,772,021
Columbia Sportswear Co.(2)	2,143	102,285
Deckers Outdoor Corp.(1)(2)	1,393	38,475
DHB Industries Inc.(2)	3,503	15,658
Guess? Inc.(1)(2)	2,280	81,168
Gymboree Corp.(2)	4,430	103,662
Hartmarx Corp.(2)	3,730	29,131
Jones Apparel Group Inc.	17,042	523,530
Kellwood Co.(1)	3,862	92,225
K-Swiss Inc. Class A	3,563	115,584
Liz Claiborne Inc.(1)	15,440	553,061
Maidenform Brands Inc.(2)	1,927	24,396
Nike Inc. Class B	26,461	2,296,550
Oxford Industries Inc.(1)	2,006	109,728
Perry Ellis International Inc.(2)	1,269	24,111
Phillips-Van Heusen Corp.	4,586	148,586
Polo Ralph Lauren Corp.	7,779	436,713
Quiksilver Inc.(1)(2)	16,740	231,682
Reebok International Ltd.	6,846	398,643
Russell Corp.(1)	4,586	61,728
Skechers U.S.A. Inc. Class A(2)	3,107	47,599
Steven Madden Ltd.	1,931	56,443
Stride Rite Corp.	4,964	67,312
Timberland Co. Class A(2)	7,429	241,814

VF Corp.	12,281	679,631
Volcom Inc.(2)	716	24,351
Warnaco Group Inc. (The)(2)	6,474	172,985
Weyco Group Inc.	749	14,306
Wolverine World Wide Inc.(1)	8,225	184,733

		8,835,801
AUTO MANUFACTURERS—0.29%
A.S.V. Inc.(1)(2)	2,503	62,525
Ford Motor Co.	249,167	1,923,569
General Motors Corp.(1)	65,098	1,264,203
Navistar International Corp.(1)(2)	8,773	251,083
Oshkosh Truck Corp.	10,229	456,111
PACCAR Inc.(1)	24,498	1,695,997
Wabash National Corp.	4,322	82,334

		5,735,822
AUTO PARTS & EQUIPMENT—0.27%
Accuride Corp.(2)	1,593	20,550
Aftermarket Technology Corp.(2)	3,100	60,264
American Axle & Manufacturing Holdings Inc.	5,972	109,467
ArvinMeritor Inc.	9,947	143,137
Autoliv Inc.	11,806	536,229
Bandag Inc.(1)	1,611	68,741
BorgWarner Inc.	7,960	482,615
Commercial Vehicle Group Inc.(2)	1,945	36,527
Cooper Tire & Rubber Co.	9,181	140,653
Dana Corp.(1)	21,180	152,072
Goodyear Tire & Rubber Co. (The)(2)	21,741	377,859
Hayes Lemmerz International Inc.(2)	4,968	17,487
Johnson Controls Inc.	27,056	1,972,653
Keystone Automotive Industries Inc.(1)(2)	2,182	68,689
Lear Corp.	9,511	270,683
Modine Manufacturing Co.	4,915	160,180
Noble International Ltd.	1,113	23,195
R & B Inc.(2)	1,610	15,263
Standard Motor Products Inc.	1,856	17,131
Strattec Security Corp.(2)	504	20,372
Superior Industries International Inc.(1)	3,132	69,718
Tenneco Inc.(1)(2)	6,085	119,327
Titan International Inc.(1)	2,229	38,450
TRW Automotive Holdings Corp.(2)	6,063	159,760
Visteon Corp.(2)	18,129	113,488

		5,194,510
BANKS—6.36%
Alabama National Bancorp(1)	1,928	124,857
AMCORE Financial Inc.	3,035	92,294
AmericanWest Bancorporation(2)	1,538	36,343
Ameris Bancorp	1,609	31,923
Ames National Corp.	1,139	29,284
AmSouth Bancorp(1)	49,749	1,303,921
Arrow Financial Corp.(1)	1,441	37,682
Associated Bancorp	19,258	626,848
Banc Corp. (The)(2)	2,038	23,254
BancFirst Corp.	547	43,213
Bancorp Inc. (The)(2)	1,349	22,933
BancorpSouth Inc.(1)	10,983	242,395
BancTrust Financial Group Inc.	1,258	25,286
Bank Mutual Corp.(1)	8,222	87,153
Bank of America Corp.	567,356	26,183,479
Bank of Granite Corp.(1)	1,937	35,893
Bank of Hawaii Corp.	7,404	381,602

Bank of New York Co. Inc. (The)	109,495	3,487,416
Bank of the Ozarks Inc.(1)	1,594	58,819
BankFinancial Corp.(2)	3,565	52,334
Banner Corp.	1,531	47,767
BB&T Corp.	77,032	3,228,411
BOK Financial Corp.	3,228	146,648
Boston Private Financial Holdings Inc.	4,927	149,879
Camden National Corp.(1)	1,050	34,524
Capital City Bank Group Inc.(1)	1,738	59,596
Capital Corp of the West	1,340	43,483
Capital Crossing Bank(1)(2)	711	23,747
Capitol Bancorp Ltd.(1)	1,723	64,509
Cardinal Financial Corp.	3,431	37,741
Cascade Bancorp(1)	2,320	53,383
Cathay General Bancorp	6,447	231,705
Centennial Bank Holdings Inc.(1)(2)	8,636	106,827
Center Financial Corp.	1,520	38,243
Central Coast Bancorp(2)	1,695	41,934
Central Pacific Financial Corp.	4,247	152,552
Chemical Financial Corp.(1)	3,491	110,874
Chittenden Corp.(1)	6,594	183,379
Citizens & Northern Corp.(1)	1,280	32,798
Citizens Banking Corp.	6,099	169,247
City Bank	1,159	41,226
City Holding Co.	2,609	93,794
City National Corp.	5,843	423,267
Coastal Financial Corp.(1)	2,420	31,121
CoBiz Inc.(1)	2,220	40,471
Colonial BancGroup Inc. (The)	21,918	522,087
Colony Bankcorp Inc.	722	18,036
Columbia Bancorp	749	30,896
Columbia Banking System Inc.	2,160	61,668
Comerica Inc.	23,793	1,350,491
Commerce Bancorp Inc.(1)	24,496	842,907
Commerce Bancshares Inc.(1)	8,862	461,887
Commercial Bankshares Inc.	728	25,749
Community Bancorp(2)	717	22,664
Community Bank System Inc.(1)	4,388	98,949
Community Banks Inc.(1)	2,976	83,328
Community Trust Bancorp Inc.	2,054	63,161
Compass Bancshares Inc.	17,459	843,095
Corus Bankshares Inc.(1)	2,640	148,553
Cullen/Frost Bankers Inc.	7,336	393,796
CVB Financial Corp.(1)	6,576	133,559
East West Bancorp Inc.(1)	7,900	288,271
Enterprise Financial Services Corp.	1,205	27,329
EuroBancshares Inc.(2)	1,258	17,826
Farmers Capital Bank Corp.(1)	910	27,973
Fifth Third Bancorp	66,822	2,520,526
Financial Institutions Inc.	1,211	23,760
First BanCorp (Puerto Rico)(1)	9,716	120,576
First Bancorp Inc. (North Carolina)(1)	1,567	31,591
First Busey Corp. Class A	1,910	39,900
First Charter Corp.	4,299	101,714
First Citizens BancShares Inc. Class A	863	150,524
First Commonwealth Financial Corp.(1)	9,763	126,236
First Community Bancorp	2,048	111,350
First Community Bancshares Inc.(1)	1,510	47,052
First Financial Bancorp(1)	5,060	88,651
First Financial Bankshares Inc.(1)	2,559	89,719
First Financial Corp.	1,962	52,974
First Horizon National Corp.	17,519	673,430
First Indiana Corp.(1)	1,532	52,670

First Merchants Corp.(1)	2,639	68,614
First Midwest Bancorp Inc.	6,481	227,224
First Oak Brook Bancshares Inc. Class A	984	27,503
First Regional Bancorp(2)	317	21,413
First Republic Bank	3,061	113,288
1st Source Corp.	1,570	39,485
First South Bancorp Inc.(1)	754	26,631
First State Bancorp	2,182	52,346
FirstMerit Corp.(1)	11,833	306,593
FNB Corp. (Pennsylvania)(1)	7,912	137,352
FNB Corp. (Virginia)	1,024	31,406
Fremont General Corp.(1)	9,153	212,624
Frontier Financial Corp.(1)	3,420	109,440
Fulton Financial Corp.(1)	22,288	392,269
GB&T Bancshares Inc.(1)	1,915	41,000
Glacier Bancorp Inc.(1)	4,363	131,108
Gold Bancorp Inc.	5,607	102,160
Great Southern Bancorp Inc.(1)	1,500	41,415
Greater Bay Bancorp(1)	7,206	184,618
Greene County Bancshares Inc.	1,231	33,680
Hancock Holding Co.(1)	3,812	144,132
Hanmi Financial Corp.	5,642	100,766
Harleysville National Corp.	3,967	75,770
Heartland Financial USA Inc.	1,540	33,418
Heritage Commerce Corp.	1,705	36,657
Hudson United Bancorp	6,340	264,251
Huntington Bancshares Inc.	32,773	778,359
IBERIABANK Corp.	1,327	67,690
Independent Bank Corp. (Massachusetts)	2,127	60,683
Independent Bank Corp. (Michigan)(1)	3,085	84,005
Integra Bank Corp.	2,223	47,439
Interchange Financial Services Corp.	2,339	40,348
International Bancshares Corp.(1)	6,430	188,785
Investors Financial Services Corp.(1)	9,388	345,760
Irwin Financial Corp.(1)	2,548	54,578
KeyCorp	57,447	1,891,730
Lakeland Bancorp Inc.(1)	2,644	38,867
Lakeland Financial Corp.	873	35,252
M&T Bank Corp.	10,768	1,174,250
Macatawa Bank Corp.(1)	1,403	51,041
Main Street Banks Inc.	2,162	58,871
MainSource Financial Group Inc.	1,805	32,219
Marshall & Ilsley Corp.	32,270	1,388,901
MB Financial Inc.	3,061	108,359
MBT Financial Corp.	2,182	35,348
Mellon Financial Corp.	59,635	2,042,499
Mercantile Bank Corp.(1)	1,026	39,501
Mercantile Bankshares Corp.	11,219	633,200
Mid-State Bancshares	3,291	88,034
Midwest Banc Holdings Inc.(1)	1,910	42,498
Nara Bancorp Inc.(1)	2,796	49,713
National City Corp.(1)	79,890	2,681,907
National Penn Bancshares Inc.(1)	6,038	115,024
NBC Capital Corp.	1,025	24,385
NBT Bancorp Inc.(1)	4,610	99,530
North Fork Bancorp Inc.	67,291	1,841,082
Northern Empire Bancshares(2)	1,237	29,267
Northern Trust Corp.	27,738	1,437,383
Old National Bancorp(1)	9,697	209,843
Old Second Bancorp Inc.(1)	1,862	56,921
Omega Financial Corp.	1,734	48,327
Oriental Financial Group Inc.	2,885	35,659
Pacific Capital Bancorp(1)	6,428	228,708

Park National Corp.(1)	1,727	177,259
Peapack-Gladstone Financial Corp.	1,125	31,387
Pennsylvania Commerce Bancorp Inc.(1)(2)	643	20,480
Peoples Bancorp Inc.	1,368	39,029
Pinnacle Financial Partners Inc.(2)	1,140	28,477
Placer Sierra Bancshares	981	27,184
PNC Financial Services Group	39,970	2,471,345
Popular Inc.(1)	39,118	827,346
Preferred Bank	590	26,255
PremierWest Bancorp(2)	1,947	27,258
PrivateBancorp Inc.(1)	2,380	84,657
Prosperity Bancshares Inc.(1)	2,973	85,444
Provident Bankshares Corp.(1)	4,707	158,955
R&G Financial Corp. Class B	3,963	52,312
Regions Financial Corp.(1)	65,396	2,233,927
Renasant Corp.	1,515	47,919
Republic Bancorp Inc.(1)	10,762	128,068
Republic Bancorp Inc. Class A	1,056	22,651
Royal Bancshares of Pennsylvania Class A(1)	715	16,560
S&T Bancorp Inc.(1)	3,709	136,565
Sandy Spring Bancorp Inc.(1)	2,110	73,597
Santander BanCorp(1)	699	17,559
SCBT Financial Corp.	1,182	39,502
Seacoast Banking Corp. of Florida	1,751	40,185
Security Bank Corp.	1,463	34,073
Sierra Bancorp	880	20,055
Signature Bank(2)	1,610	45,193
Simmons First National Corp. Class A	2,086	57,782
Sky Financial Group Inc.(1)	13,553	377,044
South Financial Group Inc. (The)	10,095	278,016
Southside Bancshares Inc.	1,319	26,644
Southwest Bancorp Inc.	1,855	37,100
State Bancorp Inc.	1,311	21,946
State National Bancshares Inc.(2)	686	18,316
State Street Corp.	46,661	2,586,886
Sterling Bancorp	2,759	54,435
Sterling Bancshares Inc.	6,329	97,720
Sterling Financial Corp. (Pennsylvania)	3,677	72,805
Suffolk Bancorp(1)	1,441	48,663
Summit Bancshares Inc.	1,544	27,761
Summit Financial Group Inc.	667	15,328
Sun Bancorp Inc. (New Jersey)(1)(2)	1,526	30,139
SunTrust Banks Inc.	50,967	3,708,359
Susquehanna Bancshares Inc.	6,608	156,477
SVB Financial Group(1)(2)	5,034	235,793
SY Bancorp Inc.(1)	1,674	41,883
Synovus Financial Corp.	43,823	1,183,659
Taylor Capital Group Inc.	662	26,745
TCF Financial Corp.(1)	19,106	518,537
TD Banknorth Inc.	10,909	316,906
Texas Capital Bancshares Inc.(2)	3,227	72,317
Texas Regional Bancshares Inc. Class A(1)	5,746	162,612
Tompkins Trustco Inc.	930	41,664
TriCo Bancshares(1)	1,757	41,096
TrustCo Bank Corp. NY(1)	10,765	133,701
Trustmark Corp.(1)	6,735	185,010
U.S. Bancorp	258,463	7,725,459
UCBH Holdings Inc.(1)	12,931	231,206
UMB Financial Corp.	2,183	139,516
Umpqua Holdings Corp.	6,225	177,599
Union Bankshares Corp.	1,246	53,703
UnionBanCal Corp.	7,990	549,073
United Bancshares Inc.(1)	5,237	184,552

United Community Banks Inc.	4,483	119,517
United Security Bancshares Inc.	911	24,424
Univest Corp. of Pennsylvania(1)	1,567	38,031
Unizan Financial Corp.	3,138	83,345
USB Holding Co. Inc.(1)	1,613	34,938
Valley National Bancorp(1)	15,295	368,610
Vineyard National Bancorp(1)	1,187	36,607
Virginia Commerce Bancorp Inc.(2)	1,245	36,217
Virginia Financial Group Inc.	1,003	36,138
W Holding Co. Inc.(1)	15,471	127,326
Wachovia Corp.	222,328	11,752,258
Washington Trust Bancorp Inc.	1,754	45,920
Webster Financial Corp.(1)	7,558	354,470
Wells Fargo & Co.	237,975	14,951,969
WesBanco Inc.(1)	3,160	96,096
West Bancorporation(1)	2,448	45,778
West Coast Bancorp	2,134	56,444
Westamerica Bancorp(1)	4,632	245,820
Western Alliance Bancorp(2)	501	14,965
Western Sierra Bancorp(1)(2)	1,012	36,827
Whitney Holding Corp.	8,888	244,953
Wilmington Trust Corp.	9,493	369,373
Wilshire Bancorp Inc.	2,214	38,059
Wintrust Financial Corp.	3,342	183,476
Yardville National Bancorp(1)	1,169	40,506
Zions Bancorporation	14,643	1,106,425

		124,386,268
BEVERAGES—1.75%
Anheuser-Busch Companies Inc.	109,476	4,703,089
Boston Beer Co. Inc. Class A(2)	1,383	34,575
Brown-Forman Corp. Class B(1)	7,910	548,321
Coca-Cola Bottling Co. Consolidated	662	28,466
Coca-Cola Co. (The)	293,732	11,840,337
Coca-Cola Enterprises Inc.	42,467	814,092
Constellation Brands Inc.(2)	26,962	707,213
Farmer Brothers Co.	920	17,793
Green Mountain Coffee Roasters Inc.(2)	639	25,943
Hansen Natural Corp.(2)	2,124	167,392
Molson Coors Brewing Co. Class B	6,635	444,479
National Beverage Corp.(1)(2)	1,084	10,591
Peet’s Coffee & Tea Inc.(1)(2)	2,009	60,973
Pepsi Bottling Group Inc.	19,685	563,188
PepsiAmericas Inc.	9,653	224,529
PepsiCo Inc.	236,171	13,952,983

		34,143,964
BIOTECHNOLOGY—1.76%
Aastrom Biosciences Inc.(2)	13,751	29,015
Affymetrix Inc.(1)(2)	9,334	445,698
Alexion Pharmaceuticals Inc.(2)	4,362	88,330
Amgen Inc.(2)	174,528	13,763,278
Applera Corp.-Celera Genomics Group(2)	10,397	113,951
Arena Pharmaceuticals Inc.(1)(2)	4,956	70,474
ARIAD Pharmaceuticals Inc.(2)	8,636	50,521
ArQule Inc.(2)	4,487	27,460
Barrier Therapeutics Inc.(2)	1,916	15,711
Biogen Idec Inc.(2)	48,581	2,202,177
Bio-Rad Laboratories Inc. Class A(1)(2)	2,502	163,731
Cambrex Corp.(1)	3,850	72,264
Celgene Corp.(2)	23,517	1,523,902
Cell Genesys Inc.(1)(2)	6,398	37,940
Charles River Laboratories International Inc.(2)	10,154	430,225

Chiron Corp.(2)	15,239	677,526
Coley Pharmaceutical Group Inc.(1)(2)	848	12,856
Cotherix Inc.(2)	1,943	20,635
CuraGen Corp.(1)(2)	6,031	18,575
Curis Inc.(2)	7,460	26,558
deCODE genetics Inc.(1)(2)	7,541	62,289
Digene Corp.(1)(2)	2,433	70,971
Diversa Corp.(2)	3,793	18,206
Encysive Pharmaceuticals Inc.(1)(2)	8,035	63,396
Enzo Biochem Inc.(1)(2)	3,772	46,848
Enzon Pharmaceuticals Inc.(2)	6,432	47,597
Exelixis Inc.(1)(2)	11,828	111,420
Genentech Inc.(2)	65,402	6,049,685
Genitope Corp.(1)(2)	3,200	25,440
Genomic Health Inc.(2)	713	6,495
Genzyme Corp.(2)	35,566	2,517,361
Geron Corp.(1)(2)	9,330	80,331
GTx Inc.(2)	1,138	8,603
Human Genome Sciences Inc.(1)(2)	18,182	155,638
ICOS Corp.(1)(2)	8,986	248,283
Illumina Inc.(2)	5,236	73,828
Immunogen Inc.(2)	5,903	30,282
Incyte Corp.(1)(2)	11,483	61,319
Integra LifeSciences Holdings Corp.(1)(2)	2,905	103,011
InterMune Inc.(1)(2)	3,627	60,934
Invitrogen Corp.(2)	6,924	461,415
Keryx Biopharmaceuticals Inc.(2)	3,928	57,506
Lexicon Genetics Inc.(2)	8,612	31,434
LifeCell Corp.(1)(2)	4,457	84,995
Marshall Edwards Inc.(1)(2)	1,160	7,250
Martek Biosciences Corp.(1)(2)	4,379	107,767
Maxygen Inc.(2)	3,432	25,774
MedImmune Inc.(2)	34,936	1,223,459
Millennium Pharmaceuticals Inc.(2)	43,479	421,746
Millipore Corp.(2)	7,057	466,044
Momenta Pharmaceuticals Inc.(2)	1,283	28,277
Monogram Biosciences Inc.(2)	16,439	30,741
Myogen Inc.(2)	2,972	89,636
Myriad Genetics Inc.(1)(2)	5,631	117,125
Nanogen Inc.(1)(2)	7,200	18,864
Nektar Therapeutics(2)	12,143	199,874
Northfield Laboratories Inc.(1)(2)	3,412	45,721
Orchid Cellmark Inc.(2)	3,274	24,882
Protein Design Labs Inc.(1)(2)	15,905	452,020
Regeneron Pharmaceuticals Inc.(2)	4,831	77,054
Savient Pharmaceuticals Inc.(2)	8,635	32,295
Seattle Genetics Inc.(2)	3,963	18,705
Serologicals Corp.(1)(2)	4,971	98,128
StemCells Inc.(1)(2)	8,569	29,563
Stratagene Corp.	1,139	11,436
SuperGen Inc.(2)	6,961	35,153
Telik Inc.(1)(2)	7,452	126,609
Tercica Inc.(2)	1,392	9,981
Vertex Pharmaceuticals Inc.(1)(2)	13,400	370,778

		34,336,996
BUILDING MATERIALS—0.36%
AAON Inc.(2)	1,186	21,253
American Standard Companies Inc.	26,392	1,054,360
Apogee Enterprises Inc.	3,965	64,312
Builders FirstSource Inc.(2)	1,795	38,359
Comfort Systems USA Inc.	5,868	53,986
Drew Industries Inc.(2)	2,163	60,975

Eagle Materials Inc.(1)	2,597	317,769
ElkCorp	2,806	94,450
Florida Rock Industries Inc.(1)	6,618	324,679
Genlyte Group Inc. (The)(2)	3,410	182,674
Interline Brands Inc.(2)	1,690	38,447
Lafarge North America Inc.	4,795	263,821
Lennox International Inc.	8,030	226,446
LSI Industries Inc.	2,706	42,376
Martin Marietta Materials Inc.	6,586	505,278
Masco Corp.	61,117	1,845,122
Mestek Inc.(1)(2)	365	4,781
NCI Building Systems Inc.(1)(2)	2,972	126,251
Simpson Manufacturing Co. Inc.	5,161	187,602
Texas Industries Inc.(1)	3,228	160,884
Trex Co. Inc.(1)(2)	1,582	44,375
Universal Forest Products Inc.	2,280	125,970
USG Corp.(2)	5,194	337,610
Vulcan Materials Co.	14,398	975,464

		7,097,244
CHEMICALS—1.50%
Air Products & Chemicals Inc.	32,305	1,912,133
Airgas Inc.	8,774	288,665
Albemarle Corp.(1)	5,109	195,930
American Vanguard Corp.(1)	1,525	35,837
Arch Chemicals Inc.(1)	3,291	98,401
Ashland Inc.	9,193	532,275
Balchem Corp.	1,183	35,265
Cabot Corp.(1)	8,912	319,050
Celanese Corp. Class A	7,018	134,184
CF Industries Holdings Inc.	5,934	90,493
Chemtura Corp.	32,754	415,976
Cytec Industries Inc.	5,712	272,063
Dow Chemical Co. (The)	135,554	5,939,976
Du Pont (E.I.) de Nemours and Co.	129,646	5,509,955
Eastman Chemical Co.	11,331	584,566
Ecolab Inc.	25,833	936,963
Engelhard Corp.(1)	17,041	513,786
Ferro Corp.(1)	5,933	111,303
FMC Corp.(2)	5,259	279,621
Fuller (H.B.) Co.(1)	4,023	129,018
Georgia Gulf Corp.	4,770	145,103
Grace (W.R.) & Co.(1)(2)	9,609	90,325
Hercules Inc.(2)	15,939	180,111
Huntsman Corp.(2)	8,485	146,112
International Flavors & Fragrances Inc.	13,264	444,344
Kronos Worldwide Inc.	454	13,171
Lubrizol Corp.	9,565	415,408
Lyondell Chemical Co.	28,074	668,723
MacDermid Inc.	4,230	118,017
Minerals Technologies Inc.(1)	2,883	161,131
Mosaic Co. (The)(1)(2)	18,292	267,612
NewMarket Corp.(2)	2,348	57,432
NL Industries Inc.(1)	1,254	17,669
Octel Corp.(1)	1,681	27,350
Olin Corp.	10,096	198,689
OM Group Inc.(2)	4,047	75,922
Pioneer Companies Inc.(2)	1,657	49,660
PolyOne Corp.(2)	12,660	81,404
PPG Industries Inc.	24,197	1,401,006
Praxair Inc.	45,603	2,415,135
Rockwood Holdings Inc.(2)	2,959	58,381
Rohm & Haas Co.	22,652	1,096,810

RPM International Inc.	16,502	286,640
Schulman (A.) Inc.	4,394	94,559
Sensient Technologies Corp.(1)	6,598	118,104
Sherwin-Williams Co. (The)	16,370	743,525
Sigma-Aldrich Corp.(1)	9,722	615,305
Spartech Corp.(1)	4,589	100,729
Stepan Co.	812	21,835
Symyx Technologies Inc.(1)(2)	4,560	124,442
Terra Industries Inc.(2)	13,080	73,248
Tronox Inc. Class A(2)	2,468	32,257
UAP Holding Corp.	4,653	95,014
Valhi Inc.	1,399	25,881
Valspar Corp. (The)	14,357	354,187
Wellman Inc.	4,721	32,008
Westlake Chemical Corp.	1,854	53,414
Zoltek Companies Inc.(1)(2)	1,365	11,985

		29,248,108
COAL—0.19%
Alpha Natural Resources Inc.(2)	4,123	79,203
Arch Coal Inc.	8,947	711,286
CONSOL Energy Inc.	12,879	839,453
Foundation Coal Holdings Inc.	3,289	124,982
James River Coal Co.(2)	1,829	69,868
Massey Energy Co.	10,849	410,852
Peabody Energy Corp.	18,428	1,518,836

		3,754,480
COMMERCIAL SERVICES—1.52%
Aaron Rents Inc.(1)	5,477	115,455
ABM Industries Inc.	5,504	107,603
ACE Cash Express Inc.(2)	1,549	36,169
ADESA Inc.(1)	12,605	307,814
Administaff Inc.	2,942	123,711
Advance America Cash Advance Centers Inc.	9,524	118,098
Advisory Board Co. (The)(1)(2)	2,681	127,803
Albany Molecular Research Inc.(2)	3,245	39,427
Alderwoods Group Inc.(2)	5,753	91,300
Alliance Data Systems Corp.(2)	11,696	416,378
AMN Healthcare Services Inc.(2)	1,719	34,002
Apollo Group Inc. Class A(2)	20,227	1,222,924
ARAMARK Corp. Class B	10,152	282,023
Arbitron Inc.(1)	4,398	167,036
Bankrate Inc.(1)(2)	1,295	38,228
Banta Corp.	3,533	175,943
BearingPoint Inc.(2)	25,911	203,660
Block (H & R) Inc.	46,597	1,143,956
Bowne & Co. Inc.(1)	4,923	73,057
Bright Horizons Family Solutions Inc.(2)	3,851	142,680
Career Education Corp.(2)	14,437	486,816
CBIZ Inc.(2)	8,858	53,325
CCE Spinco Inc.(1)(2)	9,651	126,425
CDI Corp.(1)	1,789	49,019
Cendant Corp.	148,244	2,557,209
Central Parking Corp.	2,738	37,565
Cenveo Inc.(2)	7,542	99,253
Chemed Corp.	3,555	176,612
ChoicePoint Inc.(2)	12,697	565,143
Clark Inc.	2,191	29,031
Coinstar Inc.(1)(2)	3,672	83,832
Consolidated Graphics Inc.(2)	1,580	74,797
Convergys Corp.(2)	20,182	319,885
Corinthian Colleges Inc.(1)(2)	12,966	152,739

Corporate Executive Board Co. (The)	5,842	524,027
Corrections Corp. of America(2)	5,532	248,774
CorVel Corp.(2)	906	17,205
CoStar Group Inc.(1)(2)	2,307	99,593
CRA International Inc.(1)(2)	1,539	73,395
Cross Country Healthcare Inc.(2)	4,581	81,450
Deluxe Corp.(1)	7,140	215,200
DeVry Inc.(1)(2)	8,286	165,720
DiamondCluster International Inc. Class A(1)(2)	4,028	31,982
Dollar Thrifty Automotive Group Inc.(1)(2)	3,587	129,383
Donnelley (R.R.) & Sons Co.	30,075	1,028,866
Educate Inc.(2)	2,576	30,397
Education Management Corp.(2)	10,444	349,978
Electro Rent Corp.(2)	2,448	36,500
Equifax Inc.	18,319	696,488
Escala Group Inc.(1)(2)	785	15,920
Euronet Worldwide Inc.(2)	4,415	122,737
Exponent Inc.(2)	1,081	30,679
First Advantage Corp. Class A(2)	1,075	28,713
Forrester Research Inc.(2)	1,914	35,887
FTI Consulting Inc.(2)	5,560	152,566
Gartner Inc.(1)(2)	7,951	102,568
Geo Group Inc. (The)(2)	1,294	29,671
Gevity HR Inc.	3,852	99,073
Global Cash Access Inc.(2)	2,276	33,207
Healthcare Services Group Inc.(1)	3,691	76,441
Heartland Payment Systems Inc.(2)	1,198	25,949
Heidrick & Struggles International Inc.(2)	2,712	86,920
Hewitt Associates Inc. Class A(2)	5,407	151,450
Hooper Holmes Inc.(1)	8,656	22,073
Hudson Highland Group Inc.(2)	3,390	58,850
Huron Consulting Group Inc.(2)	887	21,279
Interactive Data Corp.	5,253	119,296
iPayment Holdings Inc.(2)	1,820	75,566
Iron Mountain Inc.(1)(2)	15,460	652,721
ITT Educational Services Inc.(1)(2)	6,490	383,624
Jackson Hewitt Tax Service Inc.	5,361	148,553
Kelly Services Inc. Class A	2,623	68,775
Kenexa Corp.(2)	714	15,065
Kforce Inc.(1)(2)	4,771	53,244
Korn/Ferry International(2)	5,009	93,618
Labor Ready Inc.(2)	7,555	157,295
Landauer Inc.(1)	1,290	59,456
Laureate Education Inc.(1)(2)	6,996	367,360
Learning Tree International Inc.(2)	1,175	15,075
LECG Corp.(2)	2,074	36,046
Lincoln Educational Services Corp.(2)	793	11,308
Manpower Inc.	12,719	591,433
MAXIMUS Inc.	2,700	99,063
McGrath RentCorp	2,926	81,343
McKesson Corp.	42,287	2,181,586
Midas Inc.(2)	2,174	39,915
Monro Muffler Brake Inc.	1,461	44,298
Moody’s Corp.	35,505	2,180,717
Morningstar Inc.(2)	1,208	41,845
MPS Group Inc.(2)	14,657	200,361
Navigant Consulting Inc.(1)(2)	6,941	152,563
NCO Group Inc.(1)(2)	4,450	75,294
Odyssey Marine Exploration Inc.(2)	6,313	22,348
PAREXEL International Corp.(1)(2)	3,763	76,238
Paychex Inc.	46,779	1,783,215
Pharmaceutical Product Development Inc.	6,829	423,057
PHH Corp.(2)	7,369	206,479

PRA International(2)	1,540	43,351
Pre-Paid Legal Services Inc.(1)	1,332	50,896
PRG-Schultz International Inc.(2)	5,592	3,411
Providence Service Corp. (The)(2)	1,342	38,636
QC Holdings Inc.(2)	928	10,700
Quanta Services Inc.(1)(2)	16,442	216,541
Rent-A-Center Inc.(2)	10,083	190,165
Rent-Way Inc.(1)(2)	3,747	23,943
Resources Connection Inc.(2)	6,663	173,638
Robert Half International Inc.	24,153	915,157
Rollins Inc.	4,011	79,057
Senomyx Inc.(2)	3,290	39,875
Service Corp. International	43,800	358,284
ServiceMaster Co. (The)	41,119	491,372
SFBC International Inc.(1)(2)	2,468	39,513
Sotheby’s Holdings Inc. Class A(2)	5,232	96,060
Source Interlink Companies Inc.(2)	4,539	50,474
SOURCECORP Inc.(2)	2,157	51,725
Spherion Corp.(2)	8,567	85,756
StarTek Inc.	1,542	27,756
Stewart Enterprises Inc. Class A	14,612	79,051
Strayer Education Inc.	2,081	194,990
TeleTech Holdings Inc.(1)(2)	5,168	62,274
TNS Inc.(2)	1,599	30,669
United Rentals Inc.(1)(2)	9,529	222,883
Universal Technical Institute Inc.(1)(2)	3,026	93,624
Valassis Communications Inc.(1)(2)	7,093	206,194
Vertrue Inc.(2)	1,042	36,814
Viad Corp.(1)	3,193	93,651
Volt Information Sciences Inc.(2)	1,032	19,629
Watson Wyatt & Co. Holdings(1)	6,025	168,097
Weight Watchers International Inc.(1)(2)	5,464	270,086
Wright Express Corp.(1)(2)	5,651	124,322

		29,647,210
COMPUTERS—3.82%
Advanced Digital Information Corp.(2)	9,270	90,753
Affiliated Computer Services Inc. Class A(2)	16,927	1,001,740
Agilysys Inc.	4,277	77,927
Ansoft Corp.(2)	875	29,794
Anteon International Corp.(2)	3,936	213,922
Apple Computer Inc.(2)	116,196	8,353,330
BISYS Group Inc. (The)(2)	17,190	240,832
Brocade Communications Systems Inc.(2)	37,560	152,869
CACI International Inc. Class A(2)	4,201	241,053
Cadence Design Systems Inc.(2)	38,935	658,780
Catapult Communications Corp.(2)	1,297	19,183
Ceridian Corp.(2)	21,148	525,528
CIBER Inc.(1)(2)	7,558	49,883
Cognizant Technology Solutions Corp.(2)	19,073	960,326
Computer Sciences Corp.(2)	26,934	1,363,938
COMSYS IT Partners Inc.(1)(2)	2,033	22,465
Covansys Corp.(2)	4,252	57,870
CyberGuard Corp.(2)	3,281	28,971
Dell Inc.(2)	346,795	10,400,382
Diebold Inc.(1)	10,091	383,458
Dot Hill Systems Corp.(2)	5,991	41,518
DST Systems Inc.(2)	8,953	536,374
Echelon Corp.(2)	4,002	31,336
Electronic Data Systems Corp.	73,110	1,757,564
Electronics For Imaging Inc.(2)	7,585	201,837
EMC Corp.(2)	338,812	4,614,619
FactSet Research Systems Inc.	4,853	199,749

Gateway Inc.(1)(2)	35,875	90,046
Henry (Jack) & Associates Inc.	10,256	195,684
Hewlett-Packard Co.	408,367	11,691,547
Hutchinson Technology Inc.(1)(2)	3,620	102,989
iGATE Corp.(2)	2,711	13,175
IHS Inc. Class A(2)	2,145	44,015
Imation Corp.	4,699	216,483
Integral Systems Inc.	1,538	29,007
Intergraph Corp.(1)(2)	3,956	197,048
International Business Machines Corp.	227,540	18,703,788
InterVoice-Brite Inc.(2)	5,255	41,830
Kanbay International Inc.(2)	3,516	55,869
Komag Inc.(1)(2)	4,088	141,690
Kronos Inc.(1)(2)	4,493	188,077
Lexar Media Inc.(2)	11,300	92,773
Lexmark International Inc.(2)	16,374	734,046
Magma Design Automation Inc.(2)	4,800	40,368
Manhattan Associates Inc.(2)	3,981	81,531
Maxtor Corp.(1)(2)	35,951	249,500
McDATA Corp. Class A(1)(2)	22,172	84,254
Mentor Graphics Corp.(2)	11,175	115,550
Mercury Computer Systems Inc.(1)(2)	3,030	62,509
MICROS Systems Inc.(2)	5,379	259,913
Mobility Electronics Inc.(1)(2)	3,885	37,529
MTS Systems Corp.	2,859	99,036
National Instruments Corp.	7,809	250,278
NCR Corp.(2)	26,354	894,455
Ness Technologies Inc.(2)	2,730	29,402
NetScout Systems Inc.(2)	3,108	16,939
Network Appliance Inc.(2)	51,579	1,392,633
Palm Inc.(1)(2)	5,929	188,542
PAR Technology Corp.(2)	663	18,405
Perot Systems Corp. Class A(2)	11,567	163,557
Quantum Corp.(2)	25,299	77,162
Rackable Systems Inc.(2)	951	27,084
Radiant Systems Inc.(2)	3,458	42,049
RadiSys Corp.(1)(2)	2,741	47,529
Reynolds & Reynolds Co. (The) Class A(1)	8,845	248,279
Rimage Corp.(2)	1,299	37,645
SanDisk Corp.(2)	25,529	1,603,732
SI International Inc.(2)	1,367	41,789
Silicon Storage Technology Inc.(2)	12,137	61,292
SRA International Inc. Class A(2)	4,084	124,725
Stratasys Inc.(1)(2)	1,422	35,564
Sun Microsystems Inc.(2)	480,107	2,011,648
Sykes Enterprises Inc.(2)	3,538	47,303
Synaptics Inc.(2)	3,154	77,967
Synopsys Inc.(2)	20,515	411,531
Syntel Inc.	1,226	25,538
TALX Corp.	2,725	124,560
3D Systems Corp.(2)	1,642	29,556
Tyler Technologies Inc.(1)(2)	4,752	41,723
Unisys Corp.(2)	47,987	279,764
Western Digital Corp.(2)	30,084	559,863

		74,734,772
COSMETICS & PERSONAL CARE—1.78%
Alberto-Culver Co.(1)	10,516	481,107
Avon Products Inc.	66,504	1,898,689
Chattem Inc.(1)(2)	2,522	91,776
Colgate-Palmolive Co.	73,770	4,046,285
Elizabeth Arden Inc.(1)(2)	3,524	70,691
Estee Lauder Companies Inc. Class A(1)	19,175	641,979

Inter Parfums Inc.	716	12,859
Parlux Fragrances Inc.(1)(2)	899	27,446
Procter & Gamble Co.	475,019	27,494,100
Revlon Inc. Class A(1)(2)	20,051	62,158

		34,827,090
DISTRIBUTION & WHOLESALE—0.31%
Aviall Inc.(2)	4,749	136,771
Beacon Roofing Supply Inc.(2)	2,499	71,796
Bell Microproducts Inc.(1)(2)	4,151	31,755
BlueLinx Holdings Inc.	1,229	13,826
Brightpoint Inc.(2)	3,863	107,121
Building Materials Holdings Corp.(1)	1,958	133,555
CDW Corp.	8,776	505,234
Central European Distribution Corp.(2)	2,793	112,111
Fastenal Co.	17,627	690,802
Genuine Parts Co.	24,598	1,080,344
Grainger (W.W.) Inc.	10,876	773,284
Handleman Co.(1)	3,042	37,782
Hughes Supply Inc.(1)	9,400	336,990
Huttig Building Products Inc.(2)	1,832	15,389
Ingram Micro Inc. Class A(2)	18,083	360,394
LKQ Corp.(2)	2,294	79,418
MWI Veterinary Supply Inc.(2)	625	16,131
Navarre Corp.(1)(2)	3,311	18,310
NuCo2 Inc.(1)(2)	1,524	42,489
Owens & Minor Inc.	5,566	153,232
ScanSource Inc.(1)(2)	1,824	99,736
SCP Pool Corp.(1)	7,436	276,768
Tech Data Corp.(2)	8,293	329,066
United Stationers Inc.(2)	4,709	228,387
Watsco Inc.	3,048	182,301
WESCO International Inc.(2)	4,533	193,695

		6,026,687
DIVERSIFIED FINANCIAL SERVICES—7.44%
Accredited Home Lenders Holding Co.(1)(2)	2,457	121,818
Advanta Corp. Class B(1)	2,732	88,626
Affiliated Managers Group Inc.(2)	4,731	379,663
American Express Co.	154,267	7,938,580
AmeriCredit Corp.(1)(2)	19,752	506,244
Ameriprise Financial Inc.	30,808	1,263,128
Ameritrade Holding Corp.(2)	33,875	813,000
Archipelago Holdings Inc.(1)(2)	4,171	207,591
Asset Acceptance Capital Corp.(2)	1,268	28,479
Asta Funding Inc.	1,485	40,600
Bear Stearns Companies Inc. (The)	16,023	1,851,137
BKF Capital Group Inc.(1)	972	18,419
BlackRock Inc.	2,779	301,466
Calamos Asset Management Inc. Class A	3,295	103,628
Capital One Financial Corp.	42,137	3,640,637
CapitalSource Inc.(1)	10,644	238,426
CBOT Holdings Inc. Class A(2)	454	42,567
CharterMac(1)	5,755	121,891
Chicago Mercantile Exchange Holdings Inc.	4,827	1,773,874
CIT Group Inc.	28,155	1,457,866
Citigroup Inc.	733,729	35,607,868
Cohen & Steers Inc.	1,237	23,045
Collegiate Funding Services LLC(2)	2,125	41,969
CompuCredit Corp.(1)(2)	3,120	120,058
Countrywide Financial Corp.	82,855	2,832,812
Delta Financial Corp.(1)	1,367	11,455
Doral Financial Corp.(1)	12,253	129,882

E*TRADE Financial Corp.(2)	51,952	1,083,719
Eaton Vance Corp.	18,816	514,806
Edwards (A.G.) Inc.	10,878	509,743
Encore Capital Group Inc.(1)(2)	1,945	33,746
eSpeed Inc.(2)	3,139	24,202
Federal Agricultural Mortgage Corp.(1)	1,567	46,900
Federal Home Loan Mortgage Corp.	97,088	6,344,701
Federal National Mortgage Association	136,494	6,662,272
Federated Investors Inc. Class B	11,823	437,924
Financial Federal Corp.(1)	2,484	110,414
First Marblehead Corp. (The)(1)	3,683	121,023
Franklin Resources Inc.	22,772	2,140,796
Friedman, Billings, Ramsey Group Inc. Class A(1)	19,965	197,654
GAMCO Investors Inc. Class A(1)	1,039	45,228
GFI Group Inc.(2)	781	37,043
Goldman Sachs Group Inc. (The)	55,182	7,047,293
Greenhill & Co. Inc.	1,709	95,977
IndyMac Bancorp Inc.	8,696	339,318
IntercontinentalExchange Inc.(2)	2,664	96,836
International Securities Exchange Inc.(2)	1,697	46,701
Investment Technology Group Inc.(2)	5,638	199,811
Janus Capital Group Inc.	32,029	596,700
Jefferies Group Inc.(1)	7,259	326,510
JP Morgan Chase & Co.	496,273	19,697,075
Knight Capital Group Inc. Class A(2)	15,191	150,239
LaBranche & Co. Inc.(1)(2)	7,558	76,411
Legg Mason Inc.	16,071	1,923,538
Lehman Brothers Holdings Inc.	39,003	4,999,015
MarketAxess Holdings Inc.(2)	3,374	38,565
Marlin Business Services Corp.(2)	855	20,426
MBNA Corp.	178,501	4,846,302
Merrill Lynch & Co. Inc.	132,930	9,003,349
Morgan Stanley	154,509	8,766,841
Nasdaq Stock Market Inc. (The)(2)	6,277	220,825
National Financial Partners Corp.	4,951	260,175
Nelnet Inc. Class A(1)(2)	2,473	100,602
Nuveen Investments Inc. Class A	7,321	312,021
Ocwen Financial Corp.(2)	5,049	43,926
optionsXpress Holdings Inc.	2,819	69,206
Piper Jaffray Companies Inc.(2)	2,866	115,786
Portfolio Recovery Associates Inc.(1)(2)	2,170	100,775
Raymond James Financial Inc.	8,927	336,280
Rowe (T.) Price Group Inc.(1)	18,353	1,321,967
Sanders Morris Harris Group Inc.(1)	1,650	27,044
Schwab (Charles) Corp. (The)	148,255	2,174,901
SLM Corp.	59,151	3,258,629
Stifel Financial Corp.(2)	1,190	44,732
Student Loan Corp.	563	117,796
SWS Group Inc.	2,121	44,414
TradeStation Group Inc.(1)(2)	2,954	36,571
United PanAm Financial Corp.(2)	798	20,644
Waddell & Reed Financial Inc. Class A	10,803	226,539
Westcorp Inc.	3,373	224,676
WFS Financial Inc.(2)	947	72,114
World Acceptance Corp.(1)(2)	2,712	77,292

		145,492,722
ELECTRIC—3.04%
AES Corp. (The)(2)	92,052	1,457,183
Allegheny Energy Inc.(2)	22,939	726,019
ALLETE Inc.	3,607	158,708
Alliant Energy Corp.	16,317	457,529
Ameren Corp.	27,613	1,414,890

American Electric Power Co. Inc.	54,131	2,007,719
Aquila Inc.(2)	52,914	190,490
Avista Corp.	6,926	122,659
Black Hills Corp.(1)	4,510	156,091
CenterPoint Energy Inc.	43,522	559,258
Central Vermont Public Service Corp.	1,674	30,149
CH Energy Group Inc.(1)	2,281	104,698
Cinergy Corp.	27,944	1,186,502
Cleco Corp.	6,999	145,929
CMS Energy Corp.(2)	30,917	448,606
Consolidated Edison Inc.(1)	34,261	1,587,312
Constellation Energy Group Inc.	25,022	1,441,267
Dominion Resources Inc.	48,010	3,706,372
DPL Inc.	17,921	466,125
DTE Energy Co.	24,558	1,060,660
Duke Energy Corp.	130,664	3,586,727
Duquesne Light Holdings Inc.(1)	10,994	179,422
Edison International	45,908	2,002,048
El Paso Electric Co.(2)	6,671	140,358
Empire District Electric Co. (The)	3,707	75,363
Energy East Corp.	20,769	473,533
Entergy Corp.	29,884	2,051,537
Exelon Corp.	94,267	5,009,348
FirstEnergy Corp.	46,470	2,276,565
FPL Group Inc.	55,382	2,301,676
Great Plains Energy Inc.(1)	10,561	295,286
Hawaiian Electric Industries Inc.(1)	11,364	294,328
IDACORP Inc.(1)	5,971	174,950
ITC Holdings Corp.(1)	1,858	52,191
MDU Resources Group Inc.	16,721	547,446
MGE Energy Inc.(1)	2,896	98,203
Northeast Utilities	21,102	415,498
NorthWestern Corp.	5,031	156,313
NRG Energy Inc.(1)(2)	11,399	537,121
NSTAR(1)	14,984	430,041
OGE Energy Corp.(1)	12,751	341,599
Ormat Technologies Inc.	1,036	27,081
Otter Tail Corp.	4,162	120,615
Pepco Holdings Inc.	26,653	596,228
PG&E Corp.	52,142	1,935,511
Pike Electric Corp.(2)	1,991	32,294
Pinnacle West Capital Corp.	13,883	574,062
PNM Resources Inc.	9,736	238,435
PPL Corp.	53,482	1,572,371
Progress Energy Inc.(1)	35,050	1,539,396
Public Service Enterprise Group Inc.	33,652	2,186,370
Puget Energy Inc.	16,224	331,294
Reliant Energy Inc.(1)(2)	42,448	438,063
SCANA Corp.(1)	16,015	630,671
Sierra Pacific Resources Corp.(2)	25,875	337,410
Southern Co. (The)(1)	104,948	3,623,854
TECO Energy Inc.	29,233	502,223
TXU Corp.	67,587	3,392,192
UIL Holdings Corp.(1)	2,034	93,544
UniSource Energy Corp.	4,915	153,348
Westar Energy Inc.	12,268	263,762
Wisconsin Energy Corp.	16,511	644,920
WPS Resources Corp.(1)	5,618	310,732
Xcel Energy Inc.(1)	56,718	1,047,014

		59,459,109
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
Advanced Energy Industries Inc.(2)	3,992	47,225

American Power Conversion Corp.	23,531	517,682
American Superconductor Corp.(1)(2)	4,293	33,786
AMETEK Inc.	9,795	416,679
Artesyn Technologies Inc.(1)(2)	5,338	54,981
Belden CDT Inc.(1)	6,173	150,806
C&D Technologies Inc.	3,833	29,207
China Energy Savings Technology Inc.(1)(2)	369	3,070
Color Kinetics Inc.(1)(2)	1,712	24,636
Emerson Electric Co.	58,758	4,389,223
Encore Wire Corp.(1)(2)	2,177	49,549
Energizer Holdings Inc.(1)(2)	9,212	458,665
Energy Conversion Devices Inc.(1)(2)	2,913	118,705
EnerSys(2)	6,555	85,477
General Cable Corp.(2)	5,658	111,463
GrafTech International Ltd.(2)	13,560	84,343
Greatbatch Inc.(1)(2)	3,143	81,749
Hubbell Inc. Class B	8,731	393,943
Intermagnetics General Corp.(1)(2)	3,968	126,579
Littelfuse Inc.(2)	3,136	85,456
Medis Technologies Ltd.(1)(2)	2,140	31,479
Molex Inc.	19,667	510,359
Powell Industries Inc.(2)	1,026	18,427
Power-One Inc.(2)	10,805	65,046
Superior Essex Inc.(2)	2,461	49,614
Ultralife Batteries Inc.(1)(2)	1,926	23,112
Universal Display Corp.(1)(2)	3,342	35,124
Valence Technology Inc.(1)(2)	6,865	10,572
Vicor Corp.	2,624	41,485

		8,048,442
ELECTRONICS—0.80%
Agilent Technologies Inc.(2)	69,239	2,304,966
American Science & Engineering Inc.(2)	1,165	72,661
Amphenol Corp. Class A	12,436	550,417
Analogic Corp.	1,952	93,403
Applera Corp.-Applied Biosystems Group	27,854	739,802
Arrow Electronics Inc.(2)	16,618	532,275
Avnet Inc.(2)	20,373	487,730
AVX Corp.(1)	7,151	103,546
Badger Meter Inc.(1)	798	31,314
Bel Fuse Inc. Class B(1)	1,566	49,799
Benchmark Electronics Inc.(1)(2)	5,914	198,888
Brady Corp. Class A(1)	5,822	210,640
Checkpoint Systems Inc.(2)	5,285	130,275
Cogent Inc.(2)	3,384	76,749
Coherent Inc.(1)(2)	4,272	126,793
CTS Corp.(1)	5,069	56,063
Cubic Corp.(1)	2,264	45,189
Cymer Inc.(2)	5,135	182,344
Daktronics Inc.	2,096	61,979
Dionex Corp.(2)	2,853	140,025
Dolby Laboratories Inc. Class A(2)	3,971	67,706
Electro Scientific Industries Inc.(1)(2)	3,976	96,020
Excel Technology Inc.(2)	1,647	39,166
Fargo Electronics(2)	1,812	34,881
FARO Technologies Inc.(1)(2)	1,619	32,380
FEI Co.(1)(2)	3,427	65,696
Fisher Scientific International Inc.(2)	16,922	1,046,795
FLIR Systems Inc.(1)(2)	8,649	193,132
Gentex Corp.(1)	21,932	427,674
Identix Inc.(1)(2)	12,285	61,548
II-VI Inc.(1)(2)	3,210	57,363
International DisplayWorks Inc.(2)	4,220	25,067

Ionatron Inc.(1)(2)	3,558	35,971
Itron Inc.(2)	3,464	138,699
Jabil Circuit Inc.(2)	23,063	855,407
Keithley Instruments Inc.(1)	1,786	24,968
KEMET Corp.(2)	12,422	87,824
LaBarge Inc.(2)	1,347	19,356
LeCroy Corp.(2)	1,917	29,311
Lo-Jack Corp.(2)	2,393	57,743
Measurements Specialties Inc.(2)	1,616	39,350
Methode Electronics Inc.	4,964	49,491
Metrologic Instruments Inc.(2)	1,643	31,644
Mettler Toledo International Inc.(2)	6,072	335,174
Molecular Devices Corp.(2)	2,342	67,754
Multi-Fineline Electronix Inc.(2)	1,107	53,324
OSI Systems Inc.(1)(2)	2,080	38,251
Park Electrochemical Corp.	2,769	71,939
Paxar Corp.(2)	5,079	99,701
PerkinElmer Inc.	18,298	431,101
Photon Dynamics Inc.(2)	2,477	45,280
Plexus Corp.(2)	6,043	137,418
Rofin-Sinar Technologies Inc.(2)	2,163	94,026
Rogers Corp.(1)(2)	2,286	89,565
Sanmina-SCI Corp.(2)	73,926	314,925
Solectron Corp.(2)	126,185	461,837
Sonic Solutions Inc.(1)(2)	3,457	52,235
Spatialight Inc.(1)(2)	3,685	12,787
Symbol Technologies Inc.	34,318	439,957
Sypris Solutions Inc.	1,348	13,453
Taser International Inc.(1)(2)	8,434	58,869
Technitrol Inc.	5,865	100,292
Tektronix Inc.	11,762	331,806
Thermo Electron Corp.(2)	22,749	685,427
Thomas & Betts Corp.(2)	8,472	355,485
Trimble Navigation Ltd.(2)	7,390	262,271
TTM Technologies Inc.(1)(2)	5,681	53,401
Varian Inc.(2)	4,560	181,442
Viisage Technology Inc.(1)(2)	1,758	30,951
Vishay Intertechnology Inc.(2)	23,717	326,346
Waters Corp.(2)	15,723	594,329
Watts Water Technologies Inc. Class A(1)	3,569	108,105
Woodward Governor Co.	1,373	118,092
X-Rite Inc.	2,856	28,560

		15,706,153
ENERGY-ALTERNATE SOURCES—0.04%
Covanta Holding Corp.(2)	15,114	227,617
Evergreen Solar Inc.(1)(2)	5,688	60,577
FuelCell Energy Inc.(1)(2)	6,772	57,359
Headwaters Inc.(1)(2)	5,858	207,608
KFx Inc.(1)(2)	8,284	141,739
Pacific Ethanol Inc.(1)(2)	611	6,611
Plug Power Inc.(2)	6,703	34,386
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	5,911	15,841
SunPower Corp. Class A(2)	1,111	37,763
Syntroleum Corp.(1)(2)	5,386	48,636

		838,137
ENGINEERING & CONSTRUCTION—0.15%
Dycom Industries Inc.(2)	5,663	124,586
EMCOR Group Inc.(1)(2)	2,147	144,987
Fluor Corp.	12,199	942,495
Granite Construction Inc.	4,848	174,092

Infrasource Services Inc.(2)	1,735	22,694
Insituform Technologies Inc. Class A(1)(2)	3,714	71,940
Jacobs Engineering Group Inc.(1)(2)	8,093	549,272
Layne Christensen Co.(2)	1,568	39,874
Perini Corp.(2)	2,758	66,606
Shaw Group Inc. (The)(1)(2)	10,982	319,466
URS Corp.(2)	5,764	216,784
Washington Group International Inc.(1)	3,679	194,877

		2,867,673
ENTERTAINMENT—0.22%
Alliance Gaming Corp.(1)(2)	7,109	92,559
Bluegreen Corp.(1)(2)	2,993	47,289
Carmike Cinemas Inc.	1,758	44,583
Churchill Downs Inc.	1,061	38,971
Dover Downs Gaming & Entertainment Inc.	1,469	20,786
Dover Motorsports Inc.	2,267	13,851
DreamWorks Animation SKG Inc. Class A(2)	5,724	140,581
Great Wolf Resorts Inc.(2)	3,470	35,776
GTECH Holdings Corp.	17,653	560,306
International Game Technology Inc.(1)	48,459	1,491,568
International Speedway Corp. Class A	4,956	237,392
Isle of Capri Casinos Inc.(1)(2)	1,940	47,258
Macrovision Corp.(2)	7,039	117,762
Magna Entertainment Corp. Class A(1)(2)	5,522	39,427
Mikohn Gaming Corp.(2)	5,553	54,808
Penn National Gaming Inc.(2)	9,515	313,519
Pinnacle Entertainment Inc.(1)(2)	5,763	142,404
Regal Entertainment Group Class A(1)	6,070	115,451
Scientific Games Corp. Class A(1)(2)	8,526	232,589
Shuffle Master Inc.(1)(2)	4,962	124,745
Six Flags Inc.(2)	13,014	100,338
Speedway Motorsports Inc.	2,134	73,986
Steinway Musical Instruments Inc.(2)	926	23,622
Sunterra Corp.(2)	2,854	40,584
Vail Resorts Inc.(1)(2)	4,389	144,969
Warner Music Group Corp.	4,644	89,490

		4,384,614
ENVIRONMENTAL CONTROL—0.25%
Aleris International Inc.(2)	4,336	139,793
Allied Waste Industries Inc.(2)	29,963	261,877
American Ecology Corp.	1,747	25,209
Calgon Carbon Corp.	4,935	28,080
Casella Waste Systems Inc. Class A(2)	2,710	34,661
Clean Harbors Inc.(2)	2,644	76,174
Darling International Inc.(2)	9,598	38,104
Duratek Inc.(2)	1,883	28,113
Metal Management Inc.	3,077	71,571
Mine Safety Appliances Co.(1)	4,137	149,801
Nalco Holding Co.(2)	11,767	208,394
Republic Services Inc.	19,364	727,118
Stericycle Inc.(1)(2)	6,212	365,763
Tetra Tech Inc.(2)	7,466	116,992
Waste Connections Inc.(1)(2)	6,643	228,918
Waste Holdings Inc.	684	8,810
Waste Management Inc.	80,080	2,430,428
Waste Services Inc.(2)	9,697	32,291

		4,972,097
FOOD—1.47%
Albertson’s Inc.	51,917	1,108,428
American Italian Pasta Co. Class A(1)	2,339	15,905

Arden Group Inc. Class A	205	18,653
Campbell Soup Co.	32,548	968,954
Chiquita Brands International Inc.(1)	5,876	117,579
ConAgra Foods Inc.	72,986	1,480,156
Corn Products International Inc.	10,607	253,401
Dean Foods Co.(1)(2)	19,799	745,630
Del Monte Foods Co.(2)	28,222	294,355
Diamond Foods Inc.	831	16,429
Flowers Foods Inc.(1)	7,155	197,192
General Mills Inc.	41,259	2,034,894
Gold Kist Inc.(2)	7,433	111,123
Great Atlantic & Pacific Tea Co.(1)(2)	2,454	77,988
Hain Celestial Group Inc.(1)(2)	4,252	89,972
Heinz (H.J.) Co.	49,333	1,663,509
Hershey Co. (The)	24,072	1,329,978
Hormel Foods Corp.	10,504	343,271
Ingles Markets Inc. Class A	1,756	27,481
J&J Snack Foods Corp.	862	51,211
Kellogg Co.	35,300	1,525,666
Kraft Foods Inc.(1)	35,307	993,539
Kroger Co.(2)	102,676	1,938,523
Lance Inc.	4,296	80,034
M&F Worldwide Corp.(2)	1,438	23,468
McCormick & Co. Inc. NVS	19,092	590,325
Nash Finch Co.	1,623	41,354
Pathmark Stores Inc.(2)	7,204	71,968
Performance Food Group Co.(1)(2)	5,350	151,780
Pilgrim’s Pride Corp.	2,141	70,996
Premium Standard Farms Inc.(1)	1,487	22,246
Ralcorp Holdings Inc.(2)	4,150	165,627
Ruddick Corp.	4,844	103,080
Safeway Inc.(1)	63,162	1,494,413
Sanderson Farms Inc.(1)	2,483	75,806
Sanfilippo (John B.) & Son Inc.(2)	983	12,710
Sara Lee Corp.	110,978	2,097,484
Seaboard Corp.(1)	51	77,061
Smithfield Foods Inc.(2)	12,157	372,004
Smucker (J.M.) Co. (The)	7,271	319,924
Spartan Stores Inc.(2)	2,813	29,311
SUPERVALU Inc.	19,199	623,584
Sysco Corp.	89,248	2,771,150
Tootsie Roll Industries Inc.(1)	3,520	101,834
TreeHouse Foods Inc.(2)	4,277	80,065
Tyson Foods Inc. Class A	34,058	582,392
United Natural Foods Inc.(1)(2)	5,806	153,278
Weis Markets Inc.(1)	1,963	84,488
Whole Foods Market Inc.(1)	19,403	1,501,598
Wild Oats Markets Inc.(1)(2)	4,258	51,437
Wrigley (William Jr.) Co.(1)	24,677	1,640,774

		28,794,028
FOREST PRODUCTS & PAPER—0.48%
Bowater Inc.(1)	7,929	243,579
Buckeye Technologies Inc.(2)	4,295	34,575
Caraustar Industries Inc.(2)	3,843	33,396
Deltic Timber Corp.	1,392	72,189
Glatfelter Co.(1)	6,269	88,957
International Paper Co.	69,145	2,323,963
Longview Fibre Co.	7,143	148,646
Louisiana-Pacific Corp.	15,681	430,757
MeadWestvaco Corp.	25,987	728,416
Mercer International Inc.(1)(2)	4,062	31,927
Neenah Paper Inc.	2,177	60,956

Plum Creek Timber Co. Inc.	25,940	935,137
Potlatch Corp.	4,113	209,681
Rayonier Inc.(1)	10,601	422,450
Rock-Tenn Co. Class A	4,223	57,644
Schweitzer-Mauduit International Inc.	2,172	53,822
Smurfit-Stone Container Corp.(2)	35,870	508,278
Temple-Inland Inc.	15,795	708,406
Wausau Paper Corp.	6,128	72,617
Weyerhaeuser Co.	34,225	2,270,487
Xerium Technologies Inc.	2,135	17,955

		9,453,838
GAS—0.37%
AGL Resources Inc.	10,825	376,818
Atmos Energy Corp.	11,315	296,000
Cascade Natural Gas Corp.(1)	1,629	31,782
Energen Corp.	10,300	374,096
EnergySouth Inc.	912	24,423
KeySpan Corp.	24,566	876,761
Laclede Group Inc. (The)	2,935	85,731
New Jersey Resources Corp.	3,856	161,528
Nicor Inc.(1)	6,230	244,901
NiSource Inc.	38,347	799,918
Northwest Natural Gas Co.	3,849	131,559
ONEOK Inc.	14,418	383,951
Peoples Energy Corp.(1)	5,390	189,027
Piedmont Natural Gas Co.(1)	10,800	260,928
Sempra Energy	36,096	1,618,545
South Jersey Industries Inc.	3,995	116,414
Southern Union Co.(2)	13,541	319,974
Southwest Gas Corp.	5,214	137,650
UGI Corp.	14,316	294,910
Vectren Corp.(1)	10,779	292,758
WGL Holdings Inc.(1)	6,911	207,745

		7,225,419
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.(1)	4,739	121,555
Black & Decker Corp.	11,284	981,257
Franklin Electric Co. Inc.(1)	3,138	124,077
Kennametal Inc.	5,329	271,992
Lincoln Electric Holdings Inc.(1)	5,145	204,051
Regal-Beloit Corp.(1)	3,606	127,652
Snap-On Inc.(1)	8,182	307,316
Stanley Works (The)	11,663	560,291

		2,698,191
HEALTH CARE-PRODUCTS—3.55%
Abaxis Inc.(2)	2,936	48,385
ABIOMED Inc.(2)	2,710	25,040
Adeza Biomedical Corp.(2)	721	15,177
Advanced Medical Optics Inc.(2)	9,166	383,139
Align Technology Inc.(1)(2)	9,033	58,444
American Medical Systems Holdings Inc.(2)	9,753	173,896
AngioDynamics Inc.(2)	428	10,927
Animas Corp.(1)(2)	1,798	43,422
Arrow International Inc.	2,975	86,245
ArthroCare Corp.(1)(2)	3,459	145,762
Aspect Medical Systems Inc.(1)(2)	2,257	77,528
Bard (C.R.) Inc.	14,824	977,198
Bausch & Lomb Inc.	7,569	513,935
Baxter International Inc.	87,519	3,295,090
Beckman Coulter Inc.	8,736	497,078

Becton, Dickinson & Co.	35,596	2,138,608
Biomet Inc.	35,504	1,298,381
Biosite Inc.(1)(2)	2,399	135,040
Boston Scientific Corp.(2)	93,019	2,278,035
Bruker BioSciences Corp.(2)	5,345	25,977
Caliper Life Sciences Inc.(2)	3,963	23,302
Candela Corp.(2)	3,099	44,750
Cantel Medical Corp.(2)	1,582	28,381
Cepheid Inc.(1)(2)	5,843	51,302
CONMED Corp.(2)	4,209	99,585
Cooper Companies Inc.(1)	6,187	317,393
Cyberonics Inc.(1)(2)	2,962	95,673
Cytyc Corp.(2)	16,102	454,559
Dade Behring Holdings Inc.	12,458	509,408
Datascope Corp.	1,690	55,855
DENTSPLY International Inc.	11,348	609,274
DexCom Inc.(2)	723	10,787
Diagnostic Products Corp.	3,206	155,651
DJ Orthopedics Inc.(2)	3,085	85,084
Edwards Lifesciences Corp.(2)	8,421	350,398
Encore Medical Corp.(2)	5,858	28,997
EPIX Pharmaceuticals Inc.(1)(2)	3,202	12,936
ev3 Inc.(2)	1,459	21,506
FoxHollow Technologies Inc.(1)(2)	1,961	58,418
Gen-Probe Inc.(2)	7,103	346,555
Guidant Corp.	45,821	2,966,910
Haemonetics Corp.(2)	3,682	179,903
HealthTronics Inc.(2)	4,606	35,236
Henry Schein Inc.(2)	12,252	534,677
Hillenbrand Industries Inc.	7,822	386,485
Hologic Inc.(2)	6,110	231,691
ICU Medical Inc.(2)	1,918	75,205
IDEXX Laboratories Inc.(1)(2)	4,606	331,540
Immucor Inc.(2)	6,462	150,952
INAMED Corp.(2)	5,124	449,272
IntraLase Corp.(1)(2)	1,762	31,416
Intuitive Surgical Inc.(1)(2)	4,896	574,154
Invacare Corp.	4,335	136,509
Inverness Medical Innovations Inc.(1)(2)	2,873	68,119
IRIS International Inc.(2)	2,387	52,180
Johnson & Johnson	419,391	25,205,399
Kensey Nash Corp.(1)(2)	1,288	28,375
Kinetic Concepts Inc.(2)	6,778	269,493
Kyphon Inc.(1)(2)	4,069	166,137
Laserscope(1)(2)	2,744	61,630
LCA-Vision Inc.(1)	2,925	138,967
Lifeline Systems Inc.(1)(2)	1,693	61,896
Luminex Corp.(1)(2)	3,753	43,610
Medtronic Inc.	170,578	9,820,175
Mentor Corp.(1)	4,567	210,447
Merge Technologies Inc.(1)(2)	2,852	71,414
Meridian Bioscience Inc.	2,539	51,135
Merit Medical Systems Inc.(1)(2)	3,643	44,226
Micro Therapeutics Inc.(2)	1,796	12,446
Neurometrix Inc.(2)	882	24,061
NuVasive Inc.(2)	2,169	39,259
NxStage Medical Inc.(2)	818	9,783
Oakley Inc.	3,367	49,461
Occulogix Inc.(1)(2)	1,491	10,735
OraSure Technologies Inc.(1)(2)	6,534	57,630
Palomar Medical Technologies Inc.(2)	2,346	82,204
Patterson Companies Inc.(1)(2)	19,361	646,657
PolyMedica Corp.	3,438	115,070

PSS World Medical Inc.(1)(2)	9,213	136,721
ResMed Inc.(1)(2)	9,820	376,204
Respironics Inc.(2)	10,036	372,035
Somanetics Corp.(2)	1,492	47,744
SonoSite Inc.(1)(2)	2,138	74,851
St. Jude Medical Inc.(2)	51,077	2,564,065
Stereotaxis Inc.(1)(2)	2,064	17,771
Steris Corp.	9,824	245,796
Stryker Corp.	41,309	1,835,359
SurModics Inc.(2)	2,088	77,235
Sybron Dental Specialties Inc.(2)	5,670	225,723
Symmetry Medical Inc.(2)	1,110	21,523
TECHNE Corp.(2)	5,411	303,828
ThermoGenesis Corp.(2)	7,047	34,037
Thoratec Corp.(1)(2)	6,731	139,264
TriPath Imaging Inc.(2)	4,050	24,462
Varian Medical Systems Inc.(2)	18,643	938,489
Ventana Medical Systems Inc.(1)(2)	4,364	184,815
Viasys Healthcare Inc.(2)	4,349	111,769
Vital Images Inc.(2)	1,731	45,266
Vital Sign Inc.	746	31,944
VNUS Medical Technologies Inc.(2)	755	6,327
West Pharmaceutical Services Inc.(1)	4,334	108,480
Wright Medical Group Inc.(1)(2)	4,055	82,722
Young Innovations Inc.	633	21,573
Zimmer Holdings Inc.(2)	34,815	2,347,924
Zoll Medical Corp.(2)	1,300	32,747

		69,420,254
HEALTH CARE-SERVICES—2.08%
Aetna Inc.	40,954	3,862,372
Alliance Imaging Inc.(2)	2,057	12,239
Allied Healthcare International Inc.(2)	4,759	29,220
Amedisys Inc.(1)(2)	2,246	94,871
America Service Group Inc.(2)	1,451	23,013
American Dental Partners Inc.(2)	1,698	30,700
American Healthways Inc.(1)(2)	4,684	211,951
American Retirement Corp.(2)	3,944	99,113
AMERIGROUP Corp.(2)	7,208	140,268
AmSurg Corp.(2)	4,188	95,738
Apria Healthcare Group Inc.(2)	6,924	166,938
Beverly Enterprises Inc.(1)(2)	15,578	181,795
Bio-Reference Laboratories Inc.(2)	1,521	28,610
Brookdale Senior Living Inc.	1,568	46,742
Centene Corp.(2)	5,858	154,007
Community Health Systems Inc.(2)	12,584	482,471
Covance Inc.(2)	8,909	432,532
Coventry Health Care Inc.(2)	22,702	1,293,106
DaVita Inc.(2)	14,125	715,290
Genesis HealthCare Corp.(1)(2)	2,840	103,717
Gentiva Health Services Inc.(2)	3,205	47,242
HCA Inc.	62,201	3,141,151
Health Management Associates Inc. Class A	34,717	762,385
Health Net Inc.(2)	15,875	818,356
Horizon Health Corp.(2)	1,518	34,352
Humana Inc.(2)	22,818	1,239,702
Kindred Healthcare Inc.(1)(2)	3,967	102,190
Laboratory Corp. of America Holdings(2)	18,987	1,022,450
LHC Group Inc.(2)	604	10,528
LifePoint Hospitals Inc.(2)	7,736	290,100
Lincare Holdings Inc.(2)	12,980	543,992
Magellan Health Services Inc.(2)	3,759	118,221
Manor Care Inc.(1)	11,159	443,793

Matria Healthcare Inc.(1)(2)	2,919	113,140
MedCath Corp.(2)	980	18,179
Molina Healthcare Inc.(2)	1,570	41,825
National Healthcare Corp.	845	31,586
Odyssey Healthcare Inc.(1)(2)	4,950	92,268
Option Care Inc.(1)	3,165	42,284
PainCare Holdings Inc.(2)	7,262	23,674
Pediatrix Medical Group Inc.(2)	3,470	307,338
Psychiatric Solutions Inc.(2)	3,619	212,580
Quest Diagnostics Inc.	22,624	1,164,684
Radiation Therapy Services Inc.(2)	1,524	53,812
RehabCare Group Inc.(2)	2,300	46,460
Renal Care Group Inc.(2)	9,621	455,170
Res-Care Inc.(2)	2,776	48,219
Sierra Health Services Inc.(2)	3,504	280,180
Specialty Laboratories Inc.(2)	1,039	13,559
Sunrise Senior Living Inc.(1)(2)	4,710	158,774
Symbion Inc.(2)	2,469	56,787
Tenet Healthcare Corp.(2)	66,106	506,372
Triad Hospitals Inc.(2)	12,054	472,878
U.S. Physical Therapy Inc.(2)	1,818	33,578
United Surgical Partners International Inc.(1)(2)	6,178	198,623
UnitedHealth Group Inc.	192,087	11,936,305
Universal Health Services Inc. Class B	6,436	300,819
VistaCare Inc. Class A(2)	1,784	22,300
Wellcare Health Plans Inc.(2)	2,650	108,253
WellPoint Inc.(2)	88,738	7,080,431

		40,599,233
HOLDING COMPANIES-DIVERSIFIED—0.04%
Leucadia National Corp.(1)	11,419	541,946
Resource America Inc. Class A	2,231	38,039
Walter Industries Inc.(1)	5,136	255,362

		835,347
HOME BUILDERS—0.52%
Beazer Homes USA Inc.(1)	5,854	426,405
Brookfield Homes Corp.(1)	2,038	101,350
Centex Corp.(1)	17,839	1,275,310
Champion Enterprises Inc.(2)	10,582	144,127
Coachmen Industries Inc.	2,172	25,651
Comstock Homebuilding Companies Inc. Class A(2)	631	8,903
Fleetwood Enterprises Inc.(1)(2)	8,857	109,384
Horton (D.R.) Inc.	38,342	1,369,960
Hovnanian Enterprises Inc. Class A(1)(2)	4,753	235,939
KB Home	11,409	828,978
Lennar Corp. Class A	18,871	1,151,508
Levitt Corp. Class A	2,262	51,438
M.D.C. Holdings Inc.	4,511	279,592
M/I Homes Inc.(1)	1,720	69,866
Meritage Homes Corp.(2)	3,156	198,576
Monaco Coach Corp.(1)	3,740	49,742
NVR Inc.(2)	760	533,520
Orleans Homebuilders Inc.(1)	485	8,900
Palm Harbor Homes Inc.(1)(2)	1,278	24,026
Pulte Homes Inc.	30,248	1,190,561
Ryland Group Inc.(1)	6,656	480,097
Skyline Corp.	1,026	37,346
Standard Pacific Corp.	9,624	354,163
Technical Olympic USA Inc.	2,171	45,786
Thor Industries Inc.(1)	4,911	196,784
Toll Brothers Inc.(1)(2)	14,959	518,180

WCI Communities Inc.(1)(2)	4,974	133,552
William Lyon Homes Inc.(2)	358	36,122
Williams Scotsman International Inc.(2)	2,189	37,892
Winnebago Industries Inc.(1)	4,716	156,948

		10,080,606
HOME FURNISHINGS—0.14%
American Woodmark Corp.(1)	1,569	38,896
Audiovox Corp. Class A(2)	2,484	34,428
Bassett Furniture Industries Inc.	1,589	29,397
DTS Inc.(2)	2,350	34,780
Ethan Allen Interiors Inc.(1)	4,890	178,632
Furniture Brands International Inc.(1)	6,920	154,524
Harman International Industries Inc.	9,493	928,890
Hooker Furniture Corp.	1,400	24,010
Kimball International Inc. Class B	3,255	34,601
La-Z-Boy Inc.(1)	7,237	98,134
Maytag Corp.	11,173	210,276
Stanley Furniture Co. Inc.	1,763	40,866
Tempur-Pedic International Inc.(1)(2)	5,954	68,471
TiVo Inc.(1)(2)	7,787	39,869
Universal Electronics Inc.(2)	2,008	34,598
Whirlpool Corp.(1)	8,612	721,341

		2,671,713
HOUSEHOLD PRODUCTS & WARES—0.53%
ACCO Brands Corp.(2)	5,708	139,846
American Greetings Corp. Class A(1)	9,158	201,201
Avery Dennison Corp.	15,579	861,051
Blyth Inc.	3,822	80,071
Central Garden & Pet Co.(1)(2)	2,694	123,762
Church & Dwight Co. Inc.(1)	8,971	296,312
Clorox Co. (The)	21,704	1,234,741
CNS Inc.	1,911	41,870
CSS Industries Inc.	764	23,478
Ennis Inc.	3,668	66,648
Fortune Brands Inc.	20,498	1,599,254
Fossil Inc.(1)(2)	6,858	147,516
Harland (John H.) Co.(1)	3,920	147,392
Jarden Corp.(1)(2)	9,659	291,219
Kimberly-Clark Corp.	67,459	4,023,929
Playtex Products Inc.(2)	5,610	76,689
Prestige Brands Holdings Inc.(2)	3,895	48,688
Russ Berrie & Co. Inc.(1)	1,583	18,078
Scotts Miracle-Gro Co. (The) Class A	6,344	287,003
Spectrum Brands Inc.(2)	5,267	106,973
Standard Register Co. (The)	2,337	36,948
Tupperware Corp.	7,431	166,454
Water Pik Technologies Inc.(2)	1,658	35,597
WD-40 Co.	2,340	61,448
Yankee Candle Co. Inc. (The)(1)	6,509	166,630

		10,282,798
HOUSEWARES—0.06%
Libbey Inc.	2,090	21,360
Lifetime Brands Inc.	1,162	24,019
National Presto Industries Inc.	706	31,311
Newell Rubbermaid Inc.	38,819	923,116
Toro Co.	6,096	266,822

		1,266,628

INSURANCE—4.53%
Affirmative Insurance Holdings Inc.	1,314	19,171
AFLAC Inc.	70,736	3,283,565
Alfa Corp.	4,499	72,434
Alleghany Corp.(1)(2)	684	194,256
Allstate Corp. (The)	94,231	5,095,070
Ambac Financial Group Inc.(1)	15,270	1,176,706
American Equity Investment Life Holding Co.(1)	6,303	82,254
American Financial Group Inc.	6,647	254,647
American International Group Inc.	323,634	22,081,548
American National Insurance Co.	1,148	134,305
American Physicians Capital Inc.(2)	1,072	49,087
AmerUs Group Co.(1)	5,546	314,292
AON Corp.(1)	44,787	1,610,093
Argonaut Group Inc.(1)(2)	4,257	139,502
Assurant Inc.	15,447	671,790
Baldwin & Lyons Inc. Class B	1,126	27,362
Berkley (W.R.) Corp.	15,243	725,872
Bristol West Holdings Inc.	2,354	44,797
Brown & Brown Inc.(1)	15,459	472,118
Ceres Group Inc.(2)	5,329	27,551
Chubb Corp.	27,540	2,689,281
CIGNA Corp.	18,442	2,059,971
Cincinnati Financial Corp.	24,716	1,104,311
Citizens Inc.(1)(2)	4,516	24,613
CNA Financial Corp.(1)(2)	3,298	107,944
CNA Surety Corp.(2)	2,227	32,447
Commerce Group Inc.	3,672	210,332
Conseco Inc.(1)(2)	21,341	494,471
Crawford & Co. Class B	3,119	17,965
Delphi Financial Group Inc. Class A	3,936	181,095
Direct General Corp.(1)	2,094	35,389
Donegal Group Inc. Class A	1,454	33,791
EMC Insurance Group Inc.	979	19,521
Enstar Group Inc.(1)(2)	430	28,488
Erie Indemnity Co. Class A	6,068	322,818
FBL Financial Group Inc. Class A	1,793	58,828
Fidelity National Financial Inc.	22,804	838,959
Fidelity National Title Group Inc. Class A	3,985	97,035
First Acceptance Corp.(2)	2,562	26,363
First American Corp.	11,630	526,839
FPIC Insurance Group Inc.(2)	1,507	52,293
Gallagher (Arthur J.) & Co.(1)	13,104	404,652
Genworth Financial Inc. Class A	31,999	1,106,525
Great American Financial Resources Inc.	1,131	22,439
Hanover Insurance Group Inc. (The)	7,556	315,614
Harleysville Group Inc.	1,821	48,257
Hartford Financial Services Group Inc.	41,824	3,592,263
HCC Insurance Holdings Inc.(1)	15,561	461,850
Hilb, Rogal & Hobbs Co.(1)	4,489	172,871
Horace Mann Educators Corp.	6,150	116,604
Independence Holding Co.(1)	616	12,043
Infinity Property & Casualty Corp.	2,962	110,216
James River Group Inc.(2)	562	11,156
Jefferson-Pilot Corp.	19,171	1,091,405
Kansas City Life Insurance Co.	552	27,644
KMG America Corp.(2)	3,313	30,413
LandAmerica Financial Group Inc.(1)	2,531	157,934
Lincoln National Corp.	24,485	1,298,440
Loews Corp.	20,980	1,989,953
Markel Corp.(1)(2)	1,389	440,382
Marsh & McLennan Companies Inc.	75,122	2,385,875
MBIA Inc.	19,101	1,149,116
Mercury General Corp.(1)	3,679	214,191
MetLife Inc.	58,724	2,877,476

MGIC Investment Corp.(1)	13,314	876,327
Midland Co. (The)	1,478	53,267
National Interstate Corp.	542	10,336
National Western Life Insurance Co. Class A	309	63,935
Nationwide Financial Services Inc.	8,019	352,836
Navigators Group Inc. (The)(2)	1,647	71,826
Odyssey Re Holdings Corp.(1)	1,725	43,263
Ohio Casualty Corp.	8,789	248,904
Old Republic International Corp.	25,758	676,405
Philadelphia Consolidated Holding Corp.(1)(2)	2,441	236,020
Phoenix Companies Inc.(1)	13,308	181,521
PMA Capital Corp. Class A(2)	4,350	39,716
PMI Group Inc. (The)(1)	13,208	542,453
Presidential Life Corp.(1)	2,980	56,739
Principal Financial Group Inc.	41,389	1,963,080
ProAssurance Corp.(1)(2)	3,950	192,128
Progressive Corp. (The)	28,029	3,273,227
Protective Life Corp.	9,840	430,697
Prudential Financial Inc.	73,034	5,345,358
Radian Group Inc.	12,162	712,572
Reinsurance Group of America Inc.	4,189	200,067
Republic Companies Group Inc.	765	11,842
RLI Corp.	3,152	157,190
SAFECO Corp.	17,979	1,015,814
Safety Insurance Group Inc.	1,611	65,036
SeaBright Insurance Holdings(2)	1,060	17,628
Selective Insurance Group Inc.	4,036	214,312
St. Paul Travelers Companies Inc.	95,006	4,243,918
StanCorp Financial Group Inc.	7,916	395,404
State Auto Financial Corp.	2,019	73,613
Stewart Information Services Corp.	2,383	115,981
Torchmark Corp.	14,690	816,764
Tower Group Inc.	2,304	50,642
Transatlantic Holdings Inc.(1)	3,788	254,554
Triad Guaranty Inc.(2)	1,276	56,131
21st Century Insurance Group(1)	4,644	75,140
U.S.I. Holdings Corp.(2)	6,302	86,779
UICI	5,008	177,834
United Fire & Casualty Co.(1)	2,421	97,881
Unitrin Inc.	6,779	305,394
Universal American Financial Corp.(2)	3,556	53,624
UNUMProvident Corp.	42,001	955,523
Wesco Financial Corp.	205	78,925
Zenith National Insurance Corp.	3,679	169,675

		88,536,774
INTERNET—1.98%
Agile Software Corp.(2)	7,844	46,907
Akamai Technologies Inc.(1)(2)	19,153	381,719
Alloy Inc.(1)(2)	4,732	13,675
Amazon.com Inc.(2)	43,034	2,029,053
Applied Digital Solutions Inc.(1)(2)	9,644	27,678
aQuantive Inc.(1)(2)	8,046	203,081
Arbinet-thexchange Inc.(2)	804	5,636
Ariba Inc.(2)	9,211	67,701
AsiaInfo Holdings Inc.(2)	4,878	19,414
Audible Inc.(1)(2)	3,302	42,398
autobytel.com Inc.(1)(2)	6,074	30,006
Avocent Corp.(2)	7,004	190,439
Blue Coat Systems Inc.(2)	1,512	69,129
Blue Nile Inc.(1)(2)	2,135	86,062
CheckFree Corp.(1)(2)	11,595	532,211
Click Commerce Inc.(1)(2)	1,272	26,737

CMGI Inc.(2)	69,039	104,939
CNET Networks Inc.(1)(2)	18,337	269,371
Cogent Communications Group Inc.(2)	1,349	7,406
CyberSource Corp.(2)	3,578	23,615
Digital Insight Corp.(1)(2)	4,929	157,827
Digital River Inc.(1)(2)	4,782	142,217
Digitas Inc.(1)(2)	12,668	158,603
Drugstore.com Inc.(2)	9,160	26,106
EarthLink Inc.(1)(2)	16,999	188,859
eBay Inc.(2)	153,610	6,643,633
eCollege.com Inc.(1)(2)	2,630	47,419
Emdeon Corp.(2)	39,367	333,045
Entrust Inc.(2)	9,076	43,928
Equinix Inc.(1)(2)	2,146	87,471
eResearch Technology Inc.(1)(2)	7,038	106,274
Expedia Inc.(2)	25,535	611,819
F5 Networks Inc.(1)(2)	5,309	303,622
FTD Group Inc.(2)	1,729	17,964
Google Inc. Class A(2)	23,249	9,645,080
GSI Commerce Inc.(2)	4,651	70,184
Harris Interactive Inc.(2)	7,352	31,687
HomeStore Inc.(2)	21,088	107,549
IAC/InterActiveCorp(2)	25,535	722,896
InfoSpace Inc.(2)	4,432	114,434
Internet Capital Group Inc.(2)	5,255	43,196
Internet Security Systems Inc.(2)	5,501	115,246
Interwoven Inc.(2)	5,955	50,439
Ipass Inc.(2)	7,388	48,465
iVillage Inc.(2)	6,664	53,445
j2 Global Communications Inc.(1)(2)	3,352	143,264
Jupitermedia Corp.(1)(2)	3,010	44,488
Keynote Systems Inc.(2)	2,242	28,810
Lionbridge Technologies Inc.(2)	7,097	49,821
MatrixOne Inc.(2)	7,902	39,431
McAfee Inc.(1)(2)	22,907	621,467
Monster Worldwide Inc.(2)	14,525	592,911
Motive Inc.(2)	2,688	8,306
NetBank Inc.	6,667	47,869
NetFlix Inc.(1)(2)	5,223	141,334
NetRatings Inc.(2)	1,902	23,452
NIC Inc.(2)	4,510	27,782
Nutri/System Inc.(1)(2)	3,458	124,557
1-800 CONTACTS INC.(2)	1,093	12,799
1-800-FLOWERS.COM Inc.(2)	3,378	21,687
Online Resources Corp.(1)(2)	3,131	34,598
Openwave Systems Inc.(1)(2)	12,438	217,292
Opsware Inc.(1)(2)	10,651	72,320
Overstock.com Inc.(1)(2)	1,525	42,929
Priceline.com Inc.(2)	3,582	79,950
ProQuest Co.(1)(2)	3,533	98,606
Provide Commerce Inc.(2)	1,089	36,057
RealNetworks Inc.(2)	16,280	126,333
Redback Networks Inc.(2)	5,889	82,799
RightNow Technologies Inc.(2)	1,649	30,441
RSA Security Inc.(2)	10,102	113,445
S1 Corp.(2)	10,317	44,879
Sapient Corp.(1)(2)	11,149	63,438
Secure Computing Corp.(2)	5,087	62,367
Sohu.com Inc.(2)	3,434	62,980
SonicWALL Inc.(2)	7,380	58,450
Stamps.com Inc.(1)(2)	2,361	54,209
Stellent Inc.(2)	3,244	32,213
SupportSoft Inc.(2)	5,756	24,290

Symantec Corp.(2)	152,540	2,669,450
Terremark Worldwide Inc.(2)	4,630	21,530
TIBCO Software Inc.(2)	30,264	226,072
Travelzoo Inc.(1)(2)	441	9,702
TriZetto Group Inc. (The)(1)(2)	5,960	101,260
United Online Inc.	8,554	121,638
ValueClick Inc.(1)(2)	12,404	224,636
Vasco Data Security International Inc.(1)(2)	3,630	35,792
VeriSign Inc.(1)(2)	37,310	817,835
Vignette Corp.(2)	4,046	65,990
WebEx Communications Inc.(1)(2)	4,674	101,099
WebMD Health Corp. Class A(2)	989	28,730
webMethods Inc.(2)	7,888	60,816
Websense Inc.(1)(2)	3,359	220,485
WebSideStory Inc.(2)	1,392	25,237
Yahoo! Inc.(2)	170,738	6,689,515

		38,733,946
INVESTMENT COMPANIES—0.09%
Allied Capital Corp.(1)	18,854	553,742
American Capital Strategies Ltd.	15,307	554,266
Apollo Investment Corp.	8,866	158,967
Ares Capital Corp.	5,510	88,546
Capital Southwest Corp.	376	34,028
Gladstone Capital Corp.(1)	1,606	34,336
Gladstone Investment Corp.	2,453	33,336
Harris & Harris Group Inc.(2)	2,836	39,420
MCG Capital Corp.(1)	7,377	107,630
NGP Capital Resources Co.	2,286	30,015
Technology Investment Capital Corp.	1,919	28,977

		1,663,263
IRON & STEEL—0.23%
AK Steel Holding Corp.(2)	15,810	125,690
Allegheny Technologies Inc.	13,639	492,095
Carpenter Technology Corp.	3,462	243,967
Chaparral Steel Co.(2)	3,302	99,886
Cleveland-Cliffs Inc.(1)	3,071	271,998
Gibraltar Industries Inc.(1)	3,343	76,688
Nucor Corp.	22,575	1,506,204
Oregon Steel Mills Inc.(2)	5,034	148,100
Reliance Steel & Aluminum Co.(1)	4,069	248,697
Roanoke Electric Steel Corp.	1,582	37,335
Ryerson Tull Inc.(1)	3,488	84,828
Schnitzer Steel Industries Inc. Class A	3,044	93,116
Steel Dynamics Inc.(1)	5,686	201,910
Steel Technologies Inc.(1)	1,540	43,105
United States Steel Corp.(1)	16,111	774,456
Wheeling-Pittsburgh Corp.(2)	1,236	11,149

		4,459,224
LEISURE TIME—0.21%
Ambassadors Group Inc.	2,324	53,196
Arctic Cat Inc.(1)	1,833	36,770
Brunswick Corp.	13,658	555,334
Callaway Golf Co.	10,669	147,659
Escalade Inc.	999	11,758
Harley-Davidson Inc.	40,112	2,065,367
K2 Inc.(2)	6,990	70,669
Life Time Fitness Inc.(2)	3,308	126,002
Marine Products Corp.(1)	1,928	20,225
Multimedia Games Inc.(1)(2)	4,133	38,230
Nautilus Inc.	4,628	86,358

Pegasus Solutions Inc.(2)	2,846	25,529
Polaris Industries Inc.(1)	6,020	302,204
Sabre Holdings Corp.	18,512	446,324
WMS Industries Inc.(1)(2)	2,976	74,668

		4,060,293
LODGING—0.50%
Ameristar Casinos Inc.	3,393	77,021
Aztar Corp.(2)	4,880	148,303
Boyd Gaming Corp.	5,987	285,340
Choice Hotels International Inc.	4,339	181,197
Gaylord Entertainment Co.(1)(2)	5,666	246,981
Harrah’s Entertainment Inc.	25,620	1,826,450
Hilton Hotels Corp.	53,839	1,298,058
La Quinta Corp.(2)	28,595	318,548
Las Vegas Sands Corp.(2)	3,365	132,817
Lodgian Inc.(2)	3,724	39,959
Marcus Corp.(1)	2,806	65,941
Marriott International Inc. Class A	24,780	1,659,517
MGM Mirage(2)	17,065	625,774
Monarch Casino & Resort Inc.(2)	1,340	30,284
MTR Gaming Group Inc.(2)	3,153	32,823
Riviera Holdings Corp.(2)	1,209	19,816
Starwood Hotels & Resorts Worldwide Inc.	30,449	1,944,473
Station Casinos Inc.	7,846	531,959
Wynn Resorts Ltd.(1)(2)	6,739	369,634

		9,834,895
MACHINERY—0.81%
AGCO Corp.(2)	12,777	211,715
Alamo Group Inc.	1,004	20,582
Albany International Corp. Class A	3,982	143,989
Applied Industrial Technologies Inc.	4,267	143,755
Astec Industries Inc.(2)	2,172	70,938
Briggs & Stratton Corp.	7,310	283,555
Bucyrus International Inc. Class A(1)	2,873	151,407
Cascade Corp.	1,698	79,653
Caterpillar Inc.	96,369	5,567,237
Cognex Corp.	5,801	174,552
Cummins Inc.(1)	6,513	584,411
Deere & Co.	34,751	2,366,891
Flowserve Corp.(2)	7,764	307,144
Gardner Denver Inc.(2)	3,569	175,952
Gehl Corp.(2)	1,613	42,341
Global Power Equipment Group Inc.(2)	4,709	21,285
Gorman-Rupp Co. (The)(1)	1,396	30,866
Graco Inc.	9,787	357,030
IDEX Corp.	7,229	297,184
Intevac Inc.(2)	2,703	35,680
iRobot Corp.(1)(2)	646	21,531
JLG Industries Inc.	7,203	328,889
Joy Global Inc.	16,996	679,840
Kadant Inc.(1)(2)	2,117	39,165
Lindsay Manufacturing Co.(1)	1,579	30,364
Manitowoc Co. Inc. (The)	4,258	213,837
Middleby Corp. (The)(1)(2)	704	60,896
NACCO Industries Inc.	729	85,402
Nordson Corp.	3,549	143,770
Presstek Inc.(1)(2)	4,177	37,760
Robbins & Myers Inc.(1)	1,577	32,092
Rockwell Automation Inc.	25,932	1,534,137
Sauer-Danfoss Inc.	1,455	27,369
Stewart & Stevenson Services Inc.	4,021	84,964

Tecumseh Products Co. Class A(1)	2,238	51,273
Tennant Co.	1,125	58,500
Terex Corp.(2)	6,983	414,790
TurboChef Technologies Inc.(1)(2)	1,958	28,117
Unova Inc.(1)(2)	6,949	234,876
Wabtec Corp.	6,607	177,728
Zebra Technologies Corp. Class A(2)	10,158	435,270

		15,786,737
MANUFACTURING—4.35%
Actuant Corp. Class A(1)	3,814	212,821
Acuity Brands Inc.	6,185	196,683
Ameron International Corp.(1)	1,167	53,192
Applied Films Corp.(2)	2,127	44,178
AptarGroup Inc.	5,031	262,618
Barnes Group Inc.	2,432	80,256
Blount International Inc.(2)	4,256	67,798
Brink’s Co. (The)	8,022	384,334
Carlisle Companies Inc.(1)	4,410	304,952
Ceradyne Inc.(1)(2)	3,703	162,191
CLARCOR Inc.(1)	7,314	217,299
Crane Co.	7,249	255,672
Danaher Corp.	33,247	1,854,518
Donaldson Co. Inc.	10,517	334,441
Dover Corp.	28,720	1,162,873
Eastman Kodak Co.(1)	40,488	947,419
Eaton Corp.	21,243	1,425,193
EnPro Industries Inc.(2)	3,008	81,066
ESCO Technologies Inc.(2)	3,599	160,120
Federal Signal Corp.	6,990	104,920
Flanders Corp.(1)(2)	1,974	24,004
FreightCar America Inc.	1,193	57,359
General Electric Co.	1,495,905	52,431,470
Griffon Corp.(1)(2)	4,057	96,597
Harsco Corp.	5,848	394,798
Hexcel Corp.(1)(2)	8,295	149,725
Honeywell International Inc.	120,284	4,480,579
Illinois Tool Works Inc.	35,457	3,119,861
ITT Industries Inc.	13,009	1,337,585
Jacuzzi Brands Inc.(2)	10,667	89,603
Lancaster Colony Corp.	3,684	136,492
Leggett & Platt Inc.	26,770	614,639
Matthews International Corp. Class A	4,553	165,775
Myers Industries Inc.	3,752	54,704
Pall Corp.	17,585	472,333
Parker Hannifin Corp.	16,947	1,117,824
Pentair Inc.	14,294	493,429
Raven Industries Inc.(1)	2,148	61,970
Reddy Ice Holdings Inc.	1,516	33,064
Roper Industries Inc.	12,039	475,661
Smith (A.O.) Corp.	2,331	81,818
SPX Corp.	9,303	425,798
Standex International Corp.	1,696	47,081
Sturm Ruger & Co. Inc.	3,167	22,201
Teleflex Inc.	5,169	335,882
Textron Inc.	16,663	1,282,718
3M Co.	108,530	8,411,075
Tredegar Corp.	4,028	51,921
Trinity Industries Inc.	5,766	254,108

		85,032,618
MEDIA—3.25%
Beasley Broadcast Group Inc. Class A	1,103	14,902

Belo (A.H.) Corp.	13,574	290,619
Cablevision Systems Corp.(2)	28,158	660,868
Charter Communications Inc. Class A(2)	51,909	63,329
Citadel Broadcasting Corp.	6,308	84,780
CKX Inc.(2)	3,095	40,235
Clear Channel Communications Inc.(1)	77,276	2,430,330
Comcast Corp. Class A(2)	286,763	7,444,368
Courier Corp.	1,431	49,141
Cox Radio Inc. Class A(2)	5,266	74,145
Crown Media Holdings Inc.(1)(2)	2,232	20,467
Cumulus Media Inc. Class A(1)(2)	7,580	94,068
Dex Media Inc.	21,194	574,145
DIRECTV Group Inc. (The)(2)	98,935	1,396,962
Discovery Holding Co. Class A(2)	39,423	597,259
Dow Jones & Co. Inc.	7,474	265,252
EchoStar Communications Corp.(2)	32,454	881,775
Emmis Communications Corp.(2)	4,507	89,734
Entercom Communications Corp.(2)	5,105	151,465
Entravision Communications Corp.(2)	10,909	77,672
Fisher Communications Inc.(2)	932	38,613
4Kids Entertainment Inc.(1)(2)	1,798	28,211
Gannett Co. Inc.	35,012	2,120,677
Gemstar-TV Guide International Inc.(2)	34,976	91,287
Gray Television Inc.	6,264	61,512
Hearst-Argyle Television Inc.(1)	4,227	100,814
Hollinger International Inc.	8,446	75,676
Journal Communications Inc. Class A	4,142	57,781
Journal Register Co.(1)	5,801	86,725
Knight Ridder Inc.(1)	10,501	664,713
Lee Enterprises Inc.	6,365	234,932
Liberty Corp.(1)	2,208	103,356
Liberty Global Inc. Class A(2)	66,298	1,491,705
Liberty Media Corp. Class A(2)	394,915	3,107,981
Lin TV Corp. Class A(2)	3,923	43,702
LodgeNet Entertainment Corp.(2)	2,210	30,807
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	3,194	55,671
McClatchy Co. (The) Class A(1)	2,857	168,849
McGraw-Hill Companies Inc. (The)	52,812	2,726,684
Media General Inc. Class A	3,056	154,939
Mediacom Communications Corp.(1)(2)	9,246	50,761
Meredith Corp.	6,024	315,296
Nelson (Thomas) Inc.	1,547	38,134
New York Times Co. Class A(1)	20,422	540,162
News Corp. Class A	328,627	5,110,150
Outdoor Channel Holdings Inc.(2)	1,244	16,794
Playboy Enterprises Inc. Class B(2)	2,965	41,184
Primedia Inc.(1)(2)	20,468	32,953
Radio One Inc. Class D(2)	11,676	120,847
Readers Digest Association Inc. (The)(1)	14,133	215,104
Regent Communications Inc.(2)	5,500	25,520
Saga Communications Inc.(2)	2,300	25,001
Salem Communications Corp. Class A(2)	1,828	31,972
Scholastic Corp.(1)(2)	4,730	134,852
Scripps (E.W.) Co. Class A	11,475	551,030
Sinclair Broadcast Group Inc. Class A(1)	6,374	58,641
Sirius Satellite Radio Inc.(1)(2)	186,612	1,250,300
Spanish Broadcasting System Inc. Class A(2)	5,626	28,749
Time Warner Inc.	646,954	11,282,878
Tribune Co.(1)	33,568	1,015,768
Univision Communications Inc. Class A(2)	31,122	914,676
Value Line Inc.	163	5,628
Viacom Inc. Class B	200,699	6,542,787
Walt Disney Co. (The)	271,321	6,503,564

Washington Post Co. (The) Class B(1)	781	597,465
Westwood One Inc.	10,860	177,018
Wiley (John) & Sons Inc. Class A	6,582	256,961
World Wrestling Entertainment Inc.	2,786	40,898
WorldSpace Inc. Class A(1)(2)	1,783	25,871
WPT Enterprises Inc.(1)(2)	460	2,732
XM Satellite Radio Holdings Inc. Class A(1)(2)	29,828	813,708

		63,513,555
METAL FABRICATE & HARDWARE—0.14%
Castle (A.M.) & Co.(2)	1,570	34,289
CIRCOR International Inc.	2,196	56,349
Commercial Metals Co.	8,538	320,517
Dynamic Materials Corp.	854	25,637
Earle M Jorgensen Co.(2)	2,546	23,500
Kaydon Corp.(1)	4,021	129,235
Lawson Products Inc.(1)	632	23,852
Mueller Industries Inc.	5,259	144,202
NN Inc.	2,460	26,076
NS Group Inc.(2)	3,105	129,820
Omega Flex Inc.(2)	428	7,443
Precision Castparts Corp.	18,613	964,340
Quanex Corp.(1)	3,513	175,545
RBC Bearings Inc.(2)	1,297	21,076
Sun Hydraulics Corp.	883	17,068
Timken Co. (The)	11,172	357,727
Valmont Industries Inc.	2,440	81,642
Worthington Industries Inc.	9,791	188,085

		2,726,403
MINING—0.58%
Alcoa Inc.	122,970	3,636,223
AMCOL International Corp.	3,089	63,386
Brush Engineered Materials Inc.(2)	2,685	42,692
Century Aluminum Co.(1)(2)	3,212	84,187
Charles & Colvard Ltd.(1)	1,679	33,916
Coeur d’Alene Mines Corp.(1)(2)	34,074	136,296
Compass Minerals International Inc.	2,787	68,393
Freeport-McMoRan Copper & Gold Inc.	25,324	1,362,431
Hecla Mining Co.(1)(2)	17,346	70,425
Newmont Mining Corp.	58,127	3,103,982
Phelps Dodge Corp.	13,651	1,963,969
Royal Gold Inc.(1)	2,630	91,340
RTI International Metals Inc.(1)(2)	3,145	119,353
Southern Copper Corp.	3,658	245,013
Stillwater Mining Co.(2)	5,639	65,243
Titanium Metals Corp.(2)	1,597	101,026
USEC Inc.(1)	12,021	143,651

		11,331,526
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc.(1)(2)	3,326	115,179
IKON Office Solutions Inc.(1)	15,762	164,082
Pitney Bowes Inc.	32,425	1,369,956
TRM Corp.(1)(2)	2,025	15,086
Xerox Corp.(2)	135,025	1,978,116

		3,642,419
OFFICE FURNISHINGS—0.05%
CompX International Inc.	144	2,307
Herman Miller Inc.	9,965	280,913
HNI Corp.(1)	7,764	426,477
Interface Inc. Class A(2)	6,640	54,581
Knoll Inc.	1,699	29,070
Steelcase Inc. Class A(1)	9,116	144,306

		937,654

OIL & GAS—6.97%
Alon USA Energy Inc.(2)	1,560	30,654
Amerada Hess Corp.	11,009	1,396,161
Anadarko Petroleum Corp.	33,233	3,148,827
Apache Corp.(1)	46,272	3,170,557
Atlas America Inc.(2)	1,721	103,639
ATP Oil & Gas Corp.(2)	2,561	94,783
Atwood Oceanics Inc.(2)	1,869	145,838
Berry Petroleum Co. Class A(1)	2,433	139,168
Bill Barrett Corp.(2)	1,798	69,421
Bois d’Arc Energy LLC(2)	1,917	30,404
Brigham Exploration Co.(2)	3,750	44,475
Bronco Drilling Co. Inc.(2)	845	19,443
Burlington Resources Inc.	54,357	4,685,573
Cabot Oil & Gas Corp.(1)	6,922	312,182
Callon Petroleum Co.(2)	1,963	34,647
Carrizo Oil & Gas Inc.(2)	2,763	68,274
Cheniere Energy Inc.(1)(2)	6,798	253,022
Chesapeake Energy Corp.	51,685	1,639,965
Chevron Corp.(1)	319,617	18,144,657
Cimarex Energy Co.(2)	11,461	492,938
Clayton Williams Energy Inc.(2)	762	31,806
Comstock Resources Inc.(2)	5,787	176,561
ConocoPhillips	196,359	11,424,167
Crosstex Energy Inc.	835	52,655
Delta Petroleum Corp.(1)(2)	4,907	106,825
Denbury Resources Inc.(2)	15,956	363,478
Devon Energy Corp.	62,647	3,917,943
Diamond Offshore Drilling Inc.	8,262	574,705
Edge Petroleum Corp.(1)(2)	2,473	61,602
Encore Acquisition Co.(1)(2)	6,949	222,646
Endeavour International Corp.(2)	7,904	26,083
Energy Partners Ltd.(2)	4,722	102,892
ENSCO International Inc.	21,398	949,001
EOG Resources Inc.(1)	33,728	2,474,623
Exxon Mobil Corp.	897,850	50,432,235
Forest Oil Corp.(2)	7,466	340,226
Frontier Oil Corp.	7,780	291,983
FX Energy Inc.(1)(2)	4,725	37,706
Gasco Energy Inc.(2)	10,522	68,709
Giant Industries Inc.(2)	2,011	104,492
Goodrich Petroleum Corp.(2)	1,462	36,769
Grey Wolf Inc.(1)(2)	26,754	206,808
Harvest Natural Resources Inc.(1)(2)	5,335	47,375
Helmerich & Payne Inc.	7,253	449,033
Holly Corp.(1)	2,923	172,077
Houston Exploration Co.(2)	4,047	213,682
KCS Energy Inc.(1)(2)	7,081	171,502
Kerr-McGee Corp.(1)	16,222	1,473,931
Marathon Oil Corp.	51,214	3,122,518
McMoRan Exploration Co.(1)(2)	2,845	56,246
Meridian Resource Corp. (The)(2)	11,907	50,009
Murphy Oil Corp.	23,235	1,254,458
Newfield Exploration Co.(2)	17,826	892,548
Noble Energy Inc.	24,560	989,768
Occidental Petroleum Corp.	56,157	4,485,821
Parallel Petroleum Corp.(2)	4,846	82,430
Parker Drilling Co.(2)	13,387	144,981
Patterson-UTI Energy Inc.	23,912	787,900

Penn Virginia Corp.(1)	2,603	149,412
PetroCorp Inc. Escrow(3)	1,248	0
Petrohawk Energy Corp.(2)	7,651	101,146
Petroleum Development Corp.(2)	2,306	76,882
PetroQuest Energy Inc.(1)(2)	5,735	47,486
Pioneer Drilling Co.(2)	2,800	50,204
Pioneer Natural Resources Co.	18,128	929,423
Plains Exploration & Production Co.(2)	10,872	431,945
Pogo Producing Co.	8,616	429,163
Pride International Inc.(2)	22,271	684,833
Quicksilver Resources Inc.(2)	7,926	332,971
Range Resources Corp.(1)	18,344	483,181
Remington Oil & Gas Corp.(2)	3,257	118,881
Rowan Companies Inc.	15,290	544,936
Southwestern Energy Co.(2)	23,530	845,668
St. Mary Land & Exploration Co.	8,023	295,327
Stone Energy Corp.(2)	3,349	152,480
Sunoco Inc.	19,405	1,520,964
Swift Energy Co.(1)(2)	4,046	182,353
Tesoro Corp.	9,602	591,003
TODCO Class A	6,633	252,452
Toreador Resources Corp.(2)	2,112	44,500
Tri-Valley Corp.(1)(2)	2,978	23,169
Unit Corp.(2)	6,445	354,668
Valero Energy Corp.	83,598	4,313,657
Vintage Petroleum Inc.	7,617	406,215
W&T Offshore Inc.	1,722	50,627
Warren Resources Inc.(1)(2)	3,671	58,075
Whiting Petroleum Corp.(1)(2)	5,131	205,240
XTO Energy Inc.	50,880	2,235,667

		136,335,350
OIL & GAS SERVICES—0.86%
Baker Hughes Inc.	47,766	2,903,217
BJ Services Co.	45,639	1,673,582
Cal Dive International Inc.(2)	10,874	390,268
CARBO Ceramics Inc.(1)	2,768	156,447
Cooper Cameron Corp.(2)	15,450	639,630
Dresser-Rand Group Inc.(2)	3,870	93,577
Dril-Quip Inc.(1)(2)	1,068	50,410
FMC Technologies Inc.(1)(2)	9,706	416,582
Global Industries Ltd.(2)	11,806	133,998
Grant Prideco Inc.(2)	17,542	773,953
Gulf Island Fabrication Inc.	1,263	30,704
Halliburton Co.	62,896	3,897,036
Hanover Compressor Co.(1)(2)	12,810	180,749
Hercules Offshore Inc.(2)	1,301	36,961
Hornbeck Offshore Services Inc.(2)	2,708	88,552
Hydril Co. LP(2)	2,664	166,766
Input/Output Inc.(1)(2)	9,668	67,966
Lone Star Technologies Inc.(2)	4,192	216,559
Lufkin Industries Inc.	2,014	100,438
MarkWest Hydrocarbon Inc.	828	18,224
Maverick Tube Corp.(1)(2)	6,017	239,838
National Oilwell Varco Inc.(2)	24,245	1,520,161
Newpark Resources Inc.(2)	12,025	91,751
Oceaneering International Inc.(2)	3,636	181,000
Oil States International Inc.(1)(2)	5,728	181,463
RPC Inc.	3,147	82,892
Seacor Holdings Inc.(2)	2,559	174,268
Smith International Inc.	29,940	1,111,073
Superior Energy Services Inc.(2)	10,947	230,434
Superior Well Services Inc.(2)	980	23,285

Tetra Technologies Inc.(2)	4,734	144,482
Tidewater Inc.	8,572	381,111
Union Drilling Inc.(2)	1,248	18,133
Universal Compression Holdings Inc.(1)(2)	2,540	104,445
Veritas DGC Inc.(2)	4,813	170,813
W-H Energy Services Inc.(2)	3,904	129,144

		16,819,912
PACKAGING & CONTAINERS—0.20%
Ball Corp.	14,690	583,487
Bemis Co. Inc.	15,149	422,203
Chesapeake Corp.	2,732	46,389
Crown Holdings Inc.(2)	23,340	455,830
Graphic Packaging Corp.(2)	8,790	20,041
Greif Inc. Class A	2,156	142,900
Owens-Illinois Inc.(2)	21,427	450,824
Packaging Corp. of America(1)	8,687	199,367
Pactiv Corp.(2)	21,090	463,980
Sealed Air Corp.(2)	11,814	663,592
Silgan Holdings Inc.(1)	3,120	112,694
Sonoco Products Co.	13,930	409,542

		3,970,849
PHARMACEUTICALS—5.35%
Abbott Laboratories	218,687	8,622,828
Abgenix Inc.(2)	12,742	274,080
ACADIA Pharmaceuticals Inc.(2)	2,386	23,502
Adams Respiratory Therapeutics Inc.(2)	1,167	47,450
Adolor Corp.(1)(2)	5,489	80,139
Alkermes Inc.(2)	12,758	243,933
Allergan Inc.	18,386	1,984,953
Alpharma Inc. Class A	5,603	159,742
American Pharmaceutical Partners Inc.(2)	2,857	110,823
AmerisourceBergen Corp.	29,384	1,216,498
Amylin Pharmaceuticals Inc.(2)	15,510	619,159
Andrx Corp.(2)	10,350	170,465
Antigenics Inc.(1)(2)	3,799	18,083
Array BioPharma Inc.(2)	4,513	31,636
AtheroGenics Inc.(1)(2)	5,450	109,055
AVANIR Pharmaceuticals Class A(2)	15,772	54,256
Barr Pharmaceuticals Inc.(2)	14,555	906,631
Bentley Pharmaceuticals Inc.(1)(2)	2,498	40,992
Bioenvision Inc.(2)	5,509	35,974
BioMarin Pharmaceutical Inc.(2)	10,211	110,075
BioScrip Inc.(2)	5,452	41,108
Bristol-Myers Squibb Co.	275,588	6,333,012
Caraco Pharmaceutical Laboratories Ltd.(2)	1,218	10,938
Cardinal Health Inc.	60,387	4,151,606
Caremark Rx Inc.(2)	63,959	3,312,437
Cell Therapeutics Inc.(1)(2)	9,143	19,932
Cephalon Inc.(2)	8,167	528,732
Connetics Corp.(2)	4,923	71,137
Conor Medsystems Inc.(2)	1,105	21,382
Cubist Pharmaceuticals Inc.(1)(2)	7,448	158,270
CV Therapeutics Inc.(1)(2)	6,126	151,496
Cypress Bioscience Inc.(1)(2)	4,067	23,507
Dendreon Corp.(1)(2)	9,544	51,728
Discovery Laboratories Inc.(2)	8,413	56,199
DOV Pharmaceutical Inc.(2)	3,406	50,000
Durect Corp.(1)(2)	6,297	31,926
DUSA Pharmaceuticals Inc.(2)	2,342	25,223
Endo Pharmaceuticals Holdings Inc.(2)	7,210	218,175
Express Scripts Inc.(1)(2)	17,530	1,469,014

First Horizon Pharmaceutical Corp.(1)(2)	3,822	65,930
Forest Laboratories Inc.(2)	49,531	2,014,921
Gilead Sciences Inc.(2)	63,703	3,352,689
HealthExtras Inc.(2)	3,026	75,953
Hi-Tech Pharmacal Co. Inc.(2)	774	34,280
Hospira Inc.(2)	22,293	953,695
Idenix Pharmaceuticals Inc.(2)	1,957	33,484
I-Flow Corp.(1)(2)	2,735	39,986
ImClone Systems Inc.(2)	9,697	332,025
Inspire Pharmaceuticals Inc.(1)(2)	6,045	30,709
Introgen Therapeutics Inc.(1)(2)	3,256	17,159
Isis Pharmaceuticals Inc.(2)	10,336	54,161
ISTA Pharmaceuticals Inc.(2)	1,722	10,952
IVAX Corp.(2)	28,700	899,171
King Pharmaceuticals Inc.(2)	34,130	577,480
Kos Pharmaceuticals Inc.(2)	2,213	114,478
K-V Pharmaceutical Co. Class A(1)(2)	5,002	103,041
Lilly (Eli) & Co.	138,382	7,831,037
Mannatech Inc.(1)	2,151	29,705
MannKind Corp.(2)	3,639	40,975
Medarex Inc.(2)	15,580	215,783
Medco Health Solutions Inc.(2)	42,501	2,371,556
Medicines Co. (The)(1)(2)	7,127	124,366
Medicis Pharmaceutical Corp. Class A(1)	7,687	246,368
Merck & Co. Inc.	310,707	9,883,590
MGI Pharma Inc.(1)(2)	10,899	187,027
Mylan Laboratories Inc.	30,752	613,810
Nabi Biopharmaceuticals(2)	8,222	27,790
Nastech Pharmaceutical Co. Inc.(2)	2,822	41,540
Nature’s Sunshine Products Inc.	1,676	30,302
NBTY Inc.(2)	7,769	126,246
NeoPharm Inc.(2)	2,304	24,860
Neurocrine Biosciences Inc.(1)(2)	5,184	325,192
Neurogen Corp.(2)	3,447	22,716
New River Pharmaceuticals Inc.(2)	855	44,357
NitroMed Inc.(1)(2)	2,156	30,076
Noven Pharmaceuticals Inc.(2)	3,298	49,899
NPS Pharmaceuticals Inc.(2)	6,373	75,456
Nuvelo Inc.(2)	5,769	46,787
Omnicare Inc.	16,881	965,931
Onyx Pharmaceuticals Inc.(1)(2)	5,786	166,405
OSI Pharmaceuticals Inc.(2)	7,770	217,871
Pain Therapeutics Inc.(1)(2)	4,234	28,622
Par Pharmaceutical Companies Inc.(1)(2)	4,818	150,996
Penwest Pharmaceuticals Co.(1)(2)	3,069	59,907
Perrigo Co.(1)	11,935	177,951
Pfizer Inc.	1,048,684	24,455,308
Pharmion Corp.(2)	3,486	61,946
POZEN Inc.(2)	3,232	30,995
Progenics Pharmaceuticals Inc.(2)	2,881	72,054
Renovis Inc.(2)	3,354	51,316
Rigel Pharmaceuticals Inc.(2)	3,352	28,023
Salix Pharmaceuticals Ltd.(1)(2)	6,443	113,268
Schering-Plough Corp.	207,996	4,336,717
Sepracor Inc.(1)(2)	14,782	762,751
Star Scientific Inc.(1)(2)	4,491	10,554
Tanox Inc.(2)	3,552	58,146
Threshold Pharmaceuticals Inc.(2)	1,069	15,447
Tiens Biotech Group (USA) Inc.(2)	1,164	4,214
Trimeris Inc.(1)(2)	2,391	27,473
United Therapeutics Inc.(2)	3,175	219,456
USANA Health Sciences Inc.(2)	1,493	57,271
Valeant Pharmaceuticals International	13,113	237,083

VCA Antech Inc.(1)(2)	11,636	328,135
ViaCell Inc.(2)	1,144	6,429
Watson Pharmaceuticals Inc.(2)	14,721	478,580
Wyeth	188,762	8,696,265
XenoPort Inc.(2)	603	10,842
Zymogenetics Inc.(2)	4,344	73,891

		104,589,495
PIPELINES—0.34%
Dynegy Inc. Class A(1)(2)	42,784	207,075
El Paso Corp.	90,873	1,105,016
Equitable Resources Inc.	17,194	630,848
Kinder Morgan Inc.	13,252	1,218,521
National Fuel Gas Co.	11,793	367,824
Questar Corp.	11,963	905,599
TransMontaigne Inc.(1)(2)	6,030	39,798
Western Gas Resources Inc.(1)	7,982	375,872
Williams Companies Inc.	80,425	1,863,447

		6,714,000
REAL ESTATE—0.11%
Avatar Holdings Inc.(1)(2)	806	44,266
California Coastal Communities Inc.(1)(2)	1,114	43,702
CB Richard Ellis Group Inc. Class A(2)	7,040	414,304
Consolidated-Tomoka Land Co.	781	55,373
Forest City Enterprises Inc. Class A	9,252	350,928
HouseValues Inc.(1)(2)	782	10,189
Jones Lang LaSalle Inc.	4,827	243,039
St. Joe Co. (The)(1)	10,698	719,120
Tarragon Corp.(2)	1,706	35,178
Trammell Crow Co.(2)	4,872	124,967
United Capital Corp.(2)	332	8,190
ZipRealty Inc.(2)	828	6,972

		2,056,228
REAL ESTATE INVESTMENT TRUSTS—2.11%
Aames Investment Corp.	5,615	36,273
Acadia Realty Trust	3,975	79,699
Affordable Residential Communities Inc.	3,532	33,660
Agree Realty Corp.	1,103	31,877
Alexander’s Inc.(2)	263	64,567
Alexandria Real Estate Equities Inc.(1)	3,161	254,461
AMB Property Corp.	11,893	584,779
American Campus Communities Inc.	2,352	58,330
American Financial Realty Trust	18,067	216,804
American Home Mortgage Investment Corp.	6,131	199,687
AMLI Residential Properties Trust	3,602	137,056
Annaly Mortgage Management Inc.	17,019	186,188
Anthracite Capital Inc.	7,681	80,881
Anworth Mortgage Asset Corp.	6,390	46,647
Apartment Investment & Management Co. Class A	13,465	509,920
Arbor Realty Trust Inc.	1,759	45,593
Archstone-Smith Trust	29,882	1,251,757
Arden Realty Group Inc.	9,439	423,150
Ashford Hospitality Trust Inc.	5,164	54,170
AvalonBay Communities Inc.	10,276	917,133
Bedford Property Investors Inc.	2,192	48,092
Bimini Mortgage Management Inc. Class A	3,029	27,412
BioMed Realty Trust Inc.(1)	6,264	152,842
Boston Properties Inc.	15,605	1,156,799
Boykin Lodging Co.(2)	2,518	30,770
Brandywine Realty Trust(1)	7,916	220,936

BRE Properties Inc. Class A	7,195	327,229
Camden Property Trust	6,590	381,693
Capital Lease Funding Inc.	3,518	37,045
Capital Trust Inc. Class A	1,741	50,976
CarrAmerica Realty Corp.	8,262	286,113
CBL & Associates Properties Inc.	6,209	245,318
Cedar Shopping Centers Inc.(1)	3,535	49,737
CenterPoint Properties Trust	6,935	343,144
CentraCore Properties Trust	1,591	42,750
Colonial Properties Trust	6,317	265,188
Columbia Equity Trust Inc.	2,064	33,334
Commercial Net Lease Realty Inc.	7,260	147,886
Corporate Office Properties Trust(1)	4,402	156,447
Cousins Properties Inc.	5,499	155,622
Crescent Real Estate Equities Co.	10,918	216,395
CRIIMI MAE Inc.(2)	1,789	35,422
Deerfield Triarc Capital Corp.	3,641	49,882
Developers Diversified Realty Corp.	15,321	720,393
DiamondRock Hospitality Co.	3,520	42,099
Digital Realty Trust Inc.	1,681	38,041
Duke Realty Corp.(1)	20,183	674,112
EastGroup Properties Inc.(1)	3,072	138,732
ECC Capital Corp.	7,882	17,813
Education Realty Trust Inc.	3,594	46,327
Entertainment Properties Trust	3,644	148,493
Equity Inns Inc.	7,539	102,153
Equity Lifestyle Properties Inc.	2,672	118,904
Equity Office Properties Trust	57,431	1,741,882
Equity One Inc.	5,326	123,137
Equity Residential	40,394	1,580,213
Essex Property Trust Inc.	3,266	301,125
Extra Space Storage Inc.	7,209	111,019
Federal Realty Investment Trust	7,409	449,356
FelCor Lodging Trust Inc.	6,965	119,868
Fieldstone Investment Corp.	6,823	80,921
First Industrial Realty Trust Inc.	6,070	233,695
First Potomac Realty Trust	2,863	76,156
General Growth Properties Inc.	25,020	1,175,690
Getty Realty Corp.	2,532	66,566
Glenborough Realty Trust Inc.	4,664	84,418
Glimcher Realty Trust(1)	5,109	124,251
Global Signal Inc.	2,131	91,974
GMH Communities Trust	5,775	89,570
Government Properties Trust Inc.	2,782	25,956
Gramercy Capital Corp.	2,457	55,970
Health Care Property Investors Inc.	18,970	484,873
Health Care REIT Inc.	8,134	275,743
Healthcare Realty Trust Inc.	6,673	222,011
Heritage Property Investment Trust Inc.	3,912	130,661
Hersha Hospitality Trust	3,029	27,291
Highland Hospitality Corp.	7,206	79,626
Highwoods Properties Inc.	7,545	214,655
Home Properties Inc.	4,478	182,702
HomeBanc Corp.	7,788	58,254
Hospitality Properties Trust	10,104	405,170
Host Marriott Corp.(1)	49,646	940,792
HRPT Properties Trust	28,338	293,298
Impac Mortgage Holdings Inc.(1)	10,788	101,515
Inland Real Estate Corp.	9,661	142,886
Innkeepers USA Trust	6,191	99,056
Investors Real Estate Trust	6,371	58,804
iStar Financial Inc.	15,831	564,375
JER Investors Trust Inc.	1,809	30,663

Kilroy Realty Corp.(1)	4,041	250,138
Kimco Realty Corp.	28,005	898,400
Kite Realty Group Trust	4,081	63,133
KKR Financial Corp.	5,238	125,660
LaSalle Hotel Properties(1)	4,611	169,316
Lexington Corporate Properties Trust	7,246	154,340
Liberty Property Trust(1)	12,226	523,884
LTC Properties Inc.	3,292	69,231
Luminent Mortgage Capital Inc.	6,088	45,721
Macerich Co. (The)	8,414	564,916
Mack-Cali Realty Corp.	8,653	373,810
Maguire Properties Inc.(1)	4,906	151,595
Medical Properties Trust Inc.	1,872	18,308
Meristar Hospitality Corp.(2)	12,259	115,235
MFA Mortgage Investments Inc.	11,453	65,282
Mid-America Apartment Communities Inc.	2,641	128,089
Mills Corp.	7,862	329,732
MortgageIT Holdings Inc.	3,450	47,127
National Health Investors Inc.	3,304	85,772
National Health Realty Inc.	1,057	19,628
Nationwide Health Properties Inc.(1)	9,567	204,734
New Century Financial Corp.	6,853	247,188
New Plan Excel Realty Trust Inc.(1)	14,534	336,898
Newcastle Investment Corp.	6,122	152,132
Newkirk Realty Trust Inc.	2,118	32,829
NorthStar Realty Finance Corp.	3,742	38,131
Novastar Financial Inc.(1)	3,913	109,994
Omega Healthcare Investors Inc.	7,743	97,484
One Liberty Properties Inc.	1,217	22,405
Origen Financial Inc.	2,234	15,906
Pan Pacific Retail Properties Inc.	5,727	383,079
Parkway Properties Inc.	2,015	80,882
Pennsylvania Real Estate Investment Trust	5,152	192,479
Post Properties Inc.(1)	5,657	225,997
Prentiss Properties Trust	6,459	262,752
ProLogis	34,133	1,594,694
PS Business Parks Inc.	2,337	114,980
Public Storage Inc.	11,664	789,886
RAIT Investment Trust(1)	3,843	99,611
Ramco-Gershenson Properties Trust	2,048	54,579
Realty Income Corp.(1)	11,860	256,413
Reckson Associates Realty Corp.(1)	11,491	413,446
Redwood Trust Inc.(1)	2,746	113,300
Regency Centers Corp.	9,577	564,564
Saul Centers Inc.	1,560	56,316
Saxon Capital Inc.	7,143	80,930
Senior Housing Properties Trust	8,427	142,501
Shurgard Storage Centers Inc. Class A	6,558	371,904
Simon Property Group Inc.(1)	24,274	1,860,117
Sizeler Property Investors Inc.	2,823	36,276
SL Green Realty Corp.(1)	5,878	449,020
Sovran Self Storage Inc.	2,315	108,736
Spirit Finance Corp.	9,426	106,985
Strategic Hotel Capital Inc.	6,125	126,053
Sun Communities Inc.	2,245	70,493
Sunstone Hotel Investors Inc.	4,389	116,616
Tanger Factory Outlet Centers Inc.	4,426	127,203
Taubman Centers Inc.	7,113	247,177
Thornburg Mortgage Inc.(1)	14,240	373,088
Town & Country Trust (The)(1)	2,523	85,303
Trizec Properties Inc.	13,015	298,304
Trustreet Properties Inc.	9,264	135,440
United Dominion Realty Trust Inc.	19,351	453,587

Universal Health Realty Income Trust	1,713	53,685
Urstadt Biddle Properties Inc. Class A	3,071	49,781
U-Store-It Trust	6,004	126,384
Ventas Inc.	14,479	463,618
Vornado Realty Trust	16,914	1,411,812
Washington Real Estate Investment Trust(1)	5,963	180,977
Weingarten Realty Investors	11,209	423,812
Winston Hotels Inc.	3,644	36,076

		41,160,747
RETAIL—6.04%
Abercrombie & Fitch Co. Class A	12,171	793,306
AC Moore Arts & Crafts Inc.(1)(2)	2,118	30,817
Advance Auto Parts Inc.(2)	15,142	658,071
Aeropostale Inc.(2)	7,880	207,244
AFC Enterprises Inc.	2,873	43,440
Allion Healthcare Inc.(2)	549	6,396
American Eagle Outfitters Inc.	16,717	384,157
America’s Car-Mart Inc.(1)(2)	1,375	22,715
AnnTaylor Stores Corp.(2)	10,356	357,489
Applebee’s International Inc.	10,814	244,288
Asbury Automotive Group Inc.(2)	1,984	32,657
AutoNation Inc.(2)	25,114	545,727
AutoZone Inc.(2)	7,949	729,321
Barnes & Noble Inc.	6,774	289,047
Bebe Stores Inc.	2,569	36,043
Bed Bath & Beyond Inc.(2)	41,451	1,498,454
Best Buy Co. Inc.	57,046	2,480,360
Big 5 Sporting Goods Corp.	2,808	61,467
Big Lots Inc.(1)(2)	16,133	193,757
BJ’s Restaurants Inc.(1)(2)	1,968	44,988
BJ’s Wholesale Club Inc.(1)(2)	9,783	289,185
Blair Corp.	583	22,702
Blockbuster Inc. Class A(1)	26,501	99,379
Bob Evans Farms Inc.(1)	4,901	113,017
Bombay Co. Inc. (The)(1)(2)	4,442	13,148
Bon-Ton Stores Inc. (The)	838	16,031
Borders Group Inc.	9,485	205,540
Brinker International Inc.	12,534	484,564
Brown Shoe Co. Inc.	2,611	110,785
Buckle Inc. (The)	1,021	32,917
Buffalo Wild Wings Inc.(2)	934	31,018
Build-A-Bear Workshop Inc.(1)(2)	1,306	38,710
Burlington Coat Factory Warehouse Corp.	2,383	95,820
Cabela’s Inc. Class A(1)(2)	4,454	73,936
Cache Inc.(2)	1,665	28,838
California Pizza Kitchen Inc.(1)(2)	2,781	88,909
CarMax Inc.(2)	14,708	407,117
Casey’s General Store Inc.	7,135	176,948
Cash America International Inc.(1)	4,077	94,546
Casual Male Retail Group Inc.(1)(2)	3,956	24,250
Cato Corp. Class A	4,249	91,141
CBRL Group Inc.	6,736	236,770
CEC Entertainment Inc.(1)(2)	4,933	167,919
Charlotte Russe Holding Inc.(2)	2,209	46,013
Charming Shoppes Inc.(1)(2)	16,942	223,634
Cheesecake Factory (The)(1)(2)	11,040	412,786
Chico’s FAS Inc.(2)	25,363	1,114,197
Children’s Place Retail Stores Inc. (The)(1)(2)	2,975	147,025
Christopher & Banks Corp.	5,146	96,642
Circuit City Stores Inc.	26,574	600,307
Citi Trends Inc.(2)	600	25,614
CKE Restaurants Inc.	8,222	111,079

Claire’s Stores Inc.	12,491	364,987
Coldwater Creek Inc.(1)(2)	4,945	150,971
Conn’s Inc.(1)(2)	728	26,841
Copart Inc.(2)	9,533	219,831
Cost Plus Inc.(1)(2)	3,096	53,096
Costco Wholesale Corp.	67,348	3,331,706
CSK Auto Corp.(2)	6,330	95,456
CVS Corp.	114,208	3,017,375
Darden Restaurants Inc.	22,114	859,792
Dave & Buster’s Inc.(1)(2)	1,905	33,547
Deb Shops Inc.	573	17,035
dELiA*s Inc.(1)(2)	2,434	20,202
dELiA*s Inc. Rights(2)	250	250
Denny’s Corp.(2)	12,578	50,689
Design Within Reach Inc.(1)(2)	1,442	7,643
Dick’s Sporting Goods Inc.(2)	4,905	163,042
Dillard’s Inc. Class A(1)	9,525	236,411
Dollar General Corp.	46,278	882,521
Dollar Tree Stores Inc.(2)	15,427	369,322
Domino’s Pizza Inc.(1)	4,496	108,803
Dress Barn Inc.(1)(2)	3,054	117,915
DSW Inc. Class A(2)	1,691	44,338
Family Dollar Stores Inc.(1)	21,933	543,719
Federated Department Stores Inc.	38,376	2,545,480
Finish Line Inc. (The)	5,953	103,701
First Cash Inc.(2)	1,858	54,179
Foot Locker Inc.	22,084	520,962
Fred’s Inc.(1)	5,645	91,844
GameStop Corp. Class A(2)	7,686	244,569
Gap Inc. (The)	83,922	1,480,384
Genesco Inc.(1)(2)	3,158	122,499
Golf Galaxy Inc.(2)	627	12,007
Group 1 Automotive Inc.(2)	2,916	91,650
Guitar Center Inc.(1)(2)	3,676	183,837
Haverty Furniture Companies Inc.	2,646	34,107
Hibbet Sporting Goods Inc.(1)(2)	5,085	144,821
Home Depot Inc.	304,446	12,323,974
Hot Topic Inc.(2)	6,308	89,889
IHOP Corp.	2,683	125,860
Insight Enterprises Inc.(1)(2)	6,902	135,348
Jack in the Box Inc.(1)(2)	5,189	181,252
Jill (J.) Group Inc. (The)(2)	2,774	52,789
Jo-Ann Stores Inc.(1)(2)	3,194	37,689
Joseph A. Bank Clothiers Inc.(1)(2)	1,909	82,870
Kenneth Cole Productions Inc. Class A	1,228	31,314
Kohl’s Corp.(2)	43,178	2,098,451
Krispy Kreme Doughnuts Inc.(1)(2)	8,273	47,487
Landry’s Restaurants Inc.(1)	2,368	63,249
Limited Brands Inc.(1)	48,739	1,089,317
Linens ’n Things Inc.(2)	6,402	170,293
Lithia Motors Inc. Class A(1)	2,134	67,093
Lone Star Steakhouse & Saloon Inc.	2,464	58,495
Longs Drug Stores Corp.(1)	4,301	156,513
Lowe’s Companies Inc.	109,212	7,280,072
Luby’s Inc.(2)	3,555	47,282
MarineMax Inc.(2)	1,853	58,499
McCormick & Schmick’s Seafood Restaurants Inc.(2)	1,142	25,821
McDonald’s Corp.	178,738	6,027,045
Men’s Wearhouse Inc. (The)(2)	6,862	202,017
Michaels Stores Inc.	19,285	682,110
Movado Group Inc.	2,599	47,562
Movie Gallery Inc.(1)	3,371	18,911

MSC Industrial Direct Co. Inc. Class A(1)	6,538	262,958
New York & Co. Inc.(2)	1,778	37,694
99 Cents Only Stores(2)	6,153	64,360
Nordstrom Inc.	30,999	1,159,363
Nu Skin Enterprises Inc. Class A	7,866	138,284
O’Charley’s Inc.(2)	3,111	48,252
Office Depot Inc.(1)(2)	44,526	1,398,116
OfficeMax Inc.	9,987	253,270
O’Reilly Automotive Inc.(2)	14,074	450,509
Outback Steakhouse Inc.(1)	8,929	371,536
P.F. Chang’s China Bistro Inc.(1)(2)	3,714	184,326
Pacific Sunwear of California Inc.(2)	10,699	266,619
Panera Bread Co. Class A(2)	3,825	251,226
Pantry Inc. (The)(2)	2,424	113,904
Papa John’s International Inc.(2)	1,550	91,931
Payless ShoeSource Inc.(2)	9,523	239,027
Penney (J.C.) Co. Inc.	29,128	1,619,517
Pep Boys-Manny, Moe & Jack Inc.	7,904	117,691
PETCO Animal Supplies Inc.(2)	8,067	177,071
PETsMART Inc.	20,301	520,924
Pier 1 Imports Inc.	12,312	107,484
RadioShack Corp.	19,031	400,222
Rare Hospitality International Inc.(2)	4,837	146,996
Red Robin Gourmet Burgers Inc.(1)(2)	1,975	100,646
Regis Corp.	6,410	247,234
Restoration Hardware Inc.(2)	4,032	24,273
Retail Ventures Inc.(1)(2)	2,423	30,142
Rite Aid Corp.(2)	73,526	255,870
Ross Stores Inc.	20,859	602,825
Ruby Tuesday Inc.(1)	9,140	236,635
Rush Enterprises Inc. Class A(2)	2,932	43,628
Ruth’s Chris Steak House(2)	1,925	34,843
Ryan’s Restaurant Group Inc.(2)	5,973	72,034
Saks Inc.(2)	17,596	296,669
School Specialty Inc.(2)	3,279	119,487
Sears Holdings Corp.(2)	13,947	1,611,297
Select Comfort Corp.(1)(2)	5,044	137,953
Sharper Image Corp.(1)(2)	1,588	15,467
Shoe Carnival Inc.(2)	991	21,723
Smart & Final Inc.(2)	1,776	22,875
Sonic Automotive Inc.(1)	4,133	92,083
Sonic Corp.(2)	8,595	253,553
Sports Authority Inc. (The)(2)	3,608	112,317
Stage Stores Inc.(1)	3,829	114,028
Staples Inc.	103,843	2,358,275
Starbucks Corp.(2)	109,916	3,298,579
Steak n Shake Co. (The)(2)	3,843	65,139
Stein Mart Inc.	3,563	64,668
Syms Corp.	831	12,000
Systemax Inc.(2)	1,154	7,201
Talbots Inc. (The)	3,185	88,607
Target Corp.	124,882	6,864,764
Texas Roadhouse Inc. Class A(2)	5,953	92,569
Tiffany & Co.	20,387	780,618
TJX Companies Inc.(1)	67,759	1,574,042
Too Inc.(2)	4,793	135,211
Tractor Supply Co.(2)	4,642	245,747
Trans World Entertainment Corp.(2)	2,758	15,721
Triarc Companies Inc. Class B	6,253	92,857
Tuesday Morning Corp.	3,696	77,320
Under Armour Inc. Class A(1)(2)	1,625	62,254
United Auto Group Inc.	3,773	144,129
Urban Outfitters Inc.(2)	15,172	384,003

Walgreen Co.	144,178	6,381,318
Wal-Mart Stores Inc.	355,221	16,624,343
Wendy’s International Inc.	16,211	895,820
West Marine Inc.(1)(2)	2,059	28,785
Wet Seal Inc. Class A(2)	8,260	36,674
Williams-Sonoma Inc.(1)(2)	16,272	702,137
Wilsons The Leather Experts Inc.(2)	2,337	8,483
World Fuel Services Corp.(1)	3,865	130,328
Yum! Brands Inc.(1)	40,827	1,913,970
Zale Corp.(2)	7,169	180,300
Zumiez Inc.(2)	411	17,763

		118,077,452
SAVINGS & LOANS—0.82%
Anchor BanCorp Wisconsin Inc.	3,165	96,026
Astoria Financial Corp.(1)	13,838	406,837
BankAtlantic Bancorp Inc. Class A(1)	6,086	85,204
BankUnited Financial Corp. Class A	3,707	98,495
Berkshire Hills Bancorp Inc.	1,112	37,252
Beverly Hills Bancorp Inc.	2,132	22,109
BFC Financial Corp. Class A(2)	3,163	17,460
Brookline Bancorp Inc.(1)	8,607	121,961
Capitol Federal Financial(1)	3,069	101,093
Charter Financial Corp.(1)	518	18,498
Clifton Savings Bancorp Inc.	1,767	17,776
Commercial Capital Bancorp Inc.	6,181	105,819
Dime Community Bancshares(1)	3,862	56,424
Downey Financial Corp.	2,897	198,126
Fidelity Bankshares Inc.	3,156	103,201
First Defiance Financial Corp.	1,088	29,474
First Financial Holdings Inc.	1,691	51,948
First Niagara Financial Group Inc.(1)	16,396	237,250
First Place Financial Corp.	2,186	52,573
FirstFed Financial Corp.(1)(2)	2,348	128,013
Flagstar Bancorp Inc.(1)	4,897	70,517
Flushing Financial Corp.	2,630	40,949
Franklin Bank Corp. (Texas)(1)(2)	2,875	51,721
Golden West Financial Corp.(1)	35,777	2,361,282
Harbor Florida Bancshares Inc.(1)	2,900	107,445
Horizon Financial Corp.(1)	1,506	32,891
Hudson City Bancorp Inc.	84,189	1,020,371
Independence Community Bank Corp.	11,858	471,118
Investors Bancorp Inc.(2)	7,508	82,813
ITLA Capital Corp.(2)	784	38,298
Kearny Financial Corp.	2,966	36,185
KNBT Bancorp Inc.	4,453	72,539
MAF Bancorp Inc.	4,570	189,107
NASB Financial Inc.	396	15,587
New York Community Bancorp Inc.(1)	37,484	619,236
NewAlliance Bancshares Inc.(1)	16,150	234,821
Northwest Bancorp Inc.	2,830	60,166
OceanFirst Financial Corp.	1,211	27,562
Partners Trust Financial Group Inc.(1)	7,036	84,784
PennFed Financial Services Inc.	1,194	21,993
People’s Bank	8,348	259,289
PFF Bancorp Inc.	2,699	82,373
Provident Financial Holdings Inc.	761	20,014
Provident Financial Services Inc.(1)	10,169	188,228
Provident New York Bancorp	5,859	64,508
Rockville Financial Inc.(2)	1,137	14,838
Sound Federal Bancorp Inc.	1,669	31,878
Sovereign Bancorp Inc.	51,417	1,111,636
Sterling Financial Corp. (Washington)	4,936	123,301

TierOne Corp.	2,608	76,701
United Community Financial Corp.	3,863	45,622
United Financial Bancorp Inc.(2)	1,019	11,749
Washington Federal Inc.(1)	12,281	282,340
Washington Mutual Inc.	139,479	6,067,337
Wauwatosa Holdings Inc.(2)	1,505	17,217
Westfield Financial Inc.(1)	560	13,446
WSFS Financial Corp.	791	48,449

		16,083,850
SEMICONDUCTORS—3.20%
Actel Corp.(2)	3,451	43,931
ADE Corp.(1)(2)	1,460	35,128
Advanced Analogic Technologies Inc.(2)	1,625	22,506
Advanced Micro Devices Inc.(2)	55,655	1,703,043
Agere Systems Inc.(2)	25,591	330,124
Altera Corp.(2)	52,405	971,065
AMIS Holdings Inc.(2)	6,239	66,445
Amkor Technology Inc.(2)	13,903	77,857
Analog Devices Inc.	52,131	1,869,939
Applied Materials Inc.	235,172	4,218,986
Applied Micro Circuits Corp.(2)	43,559	111,947
Asyst Technologies Inc.(2)	6,486	37,100
Atmel Corp.(2)	59,746	184,615
ATMI Inc.(1)(2)	5,293	148,045
August Technology Corp.(2)	2,415	26,541
Broadcom Corp. Class A(2)	38,985	1,838,143
Brooks Automation Inc.(2)	10,654	133,495
Cabot Microelectronics Corp.(1)(2)	3,536	103,711
Cirrus Logic Inc.(2)	12,076	80,668
Cohu Inc.	3,072	70,257
Conexant Systems Inc.(2)	65,884	148,898
Credence Systems Corp.(2)	12,423	86,464
Cree Inc.(1)(2)	10,564	266,635
Cypress Semiconductor Corp.(2)	18,536	264,138
Diodes Inc.(1)(2)	2,313	71,819
DSP Group Inc.(2)	4,061	101,769
EMCORE Corp.(1)(2)	5,345	39,660
Emulex Corp.(1)(2)	11,787	233,265
Entegris Inc.(1)(2)	16,583	156,212
Exar Corp.(2)	5,099	63,839
Fairchild Semiconductor International Inc. Class A(2)	16,953	286,675
FormFactor Inc.(2)	4,719	115,285
Freescale Semiconductor Inc. Class B(2)	56,627	1,425,302
Genesis Microchip Inc.(1)(2)	4,915	88,912
Hittite Microwave Corp.(2)	594	13,745
Ikanos Communications Inc.(2)	903	13,310
Integrated Device Technology Inc.(2)	27,743	365,653
Integrated Silicon Solution Inc.(2)	5,224	33,643
Intel Corp.	870,637	21,731,100
International Rectifier Corp.(1)(2)	9,988	318,617
Intersil Corp. Class A	21,511	535,194
IXYS Corp.(1)(2)	3,720	43,487
KLA-Tencor Corp.	27,748	1,368,809
Kopin Corp.(2)	10,286	55,030
Kulicke & Soffa Industries Inc.(2)	7,560	66,830
Lam Research Corp.(2)	19,461	694,368
Lattice Semiconductor Corp.(2)	16,337	70,576
Leadis Technology Inc.(2)	2,262	11,649
Linear Technology Corp.	43,125	1,555,519
LSI Logic Corp.(2)	54,957	439,656
LTX Corp.(2)	8,188	36,846

Mattson Technology Inc.(2)	5,879	59,143
Maxim Integrated Products Inc.	46,214	1,674,795
MEMC Electronic Materials Inc.(2)	19,463	431,495
Micrel Inc.(1)(2)	8,900	103,240
Microchip Technology Inc.	29,410	945,532
Micron Technology Inc.(2)	82,093	1,092,658
Microsemi Corp.(1)(2)	8,648	239,204
Microtune Inc.(1)(2)	7,283	30,370
MIPS Technologies Inc. Class A(2)	6,170	35,046
MKS Instruments Inc.(2)	4,532	81,077
Monolithic Power Systems Inc.(2)	2,605	39,049
National Semiconductor Corp.	49,213	1,278,554
NetLogic Microsystems Inc.(1)(2)	1,508	41,078
Novellus Systems Inc.(2)	18,012	434,449
NVIDIA Corp.(2)	23,933	874,990
OmniVision Technologies Inc.(1)(2)	8,156	162,794
ON Semiconductor Corp.(2)	20,245	111,955
Pericom Semiconductor Corp.(2)	3,563	28,397
Photronics Inc.(2)	5,644	84,999
Pixelworks Inc.(2)	6,307	32,040
PLX Technology Inc.(2)	3,350	28,810
PMC-Sierra Inc.(2)	25,275	194,870
PortalPlayer Inc.(1)(2)	2,164	61,284
Power Integrations Inc.(1)(2)	4,130	98,335
QLogic Corp.(2)	11,381	369,996
Rambus Inc.(2)	14,081	227,971
Rudolph Technologies Inc.(1)(2)	1,719	22,141
Semitool Inc.(2)	2,406	26,177
Semtech Corp.(2)	10,477	191,310
SigmaTel Inc.(1)(2)	4,935	64,649
Silicon Image Inc.(2)	11,389	103,070
Silicon Laboratories Inc.(2)	5,994	219,740
SiRF Technology Holdings Inc.(2)	4,953	147,599
Skyworks Solutions Inc.(2)	22,081	112,392
Standard Microsystems Corp.(2)	2,897	83,115
Supertex Inc.(1)(2)	1,448	64,074
Teradyne Inc.(2)	27,685	403,370
Tessera Technologies Inc.(1)(2)	6,226	160,942
Texas Instruments Inc.	234,405	7,517,368
TranSwitch Corp.(1)(2)	13,871	25,384
TriQuint Semiconductor Inc.(2)	19,591	87,180
Ultratech Inc.(1)(2)	3,294	54,087
Varian Semiconductor Equipment Associates Inc.(1)(2)	5,222	229,402
Veeco Instruments Inc.(1)(2)	3,640	63,081
Virage Logic Corp.(2)	2,211	21,845
Vitesse Semiconductor Corp.(1)(2)	30,324	58,222
Volterra Semiconductor Corp.(1)(2)	2,285	34,275
Xilinx Inc.	49,127	1,238,492
Zoran Corp.(2)	6,059	98,216

		62,564,713
SOFTWARE—3.93%
Activision Inc.(2)	33,699	463,024
Acxiom Corp.	12,437	286,051
Adobe Systems Inc.	83,614	3,090,373
Advent Software Inc.(2)	3,100	89,621
Allscripts Healthcare Solutions Inc.(1)(2)	4,891	65,539
Altiris Inc.(2)	3,078	51,987
American Reprographics Co.(2)	1,834	46,602
AMICAS Inc.(2)	6,319	31,342
ANSYS Inc.(1)(2)	4,433	189,245
Aspen Technology Inc.(1)(2)	6,181	48,521

Atari Inc.(2)	6,308	6,813
Autodesk Inc.	32,140	1,380,413
Automatic Data Processing Inc.	82,252	3,774,544
Avid Technology Inc.(2)	5,805	317,882
BEA Systems Inc.(2)	55,537	522,048
Blackbaud Inc.	1,612	27,533
Blackboard Inc.(2)	2,576	74,652
BMC Software Inc.(2)	31,268	640,681
Borland Software Corp.(2)	11,642	76,022
Bottomline Technologies Inc.(2)	2,119	23,351
CCC Information Services Group Inc.(2)	1,133	29,707
Cerner Corp.(2)	4,219	383,549
Certegy Inc.	8,024	325,453
Citrix Systems Inc.(2)	23,891	687,583
Computer Associates International Inc.(1)	65,500	1,846,445
Computer Programs & Systems Inc.	1,083	44,869
Compuware Corp.(2)	54,711	490,758
Concur Technologies Inc.(2)	4,289	55,285
CSG Systems International Inc.(1)(2)	7,168	159,990
Dendrite International Inc.(2)	5,919	85,293
Digi International Inc.(2)	3,329	34,921
Dun & Bradstreet Corp.(2)	9,614	643,753
Eclipsys Corp.(2)	5,448	103,131
eFunds Corp.(2)	6,334	148,469
Electronic Arts Inc.(2)	43,409	2,270,725
Emageon Inc.(2)	2,059	32,738
Epicor Software Corp.(2)	7,505	106,046
EPIQ Systems Inc.(1)(2)	2,006	37,191
Fair Isaac Corp.(1)	9,537	421,249
FalconStor Software Inc.(1)(2)	3,631	26,833
FileNET Corp.(1)(2)	5,828	150,654
First Data Corp.	109,796	4,722,326
Fiserv Inc.(2)	26,969	1,166,949
Global Payments Inc.	9,272	432,168
Hyperion Solutions Corp.(2)	8,587	307,568
IDX Systems Corp.(2)	3,411	149,811
IMS Health Inc.	31,964	796,543
Infocrossing Inc.(1)(2)	2,708	23,316
Informatica Corp.(1)(2)	12,377	148,524
infoUSA Inc.	4,493	49,108
InPhonic Inc.(1)(2)	2,182	18,962
Inter-Tel Inc.	2,956	57,849
InterVideo Inc.(2)	1,315	13,873
Intuit Inc.(2)	22,002	1,172,707
JDA Software Group Inc.(2)	4,024	68,448
Keane Inc.(1)(2)	6,553	72,149
Lawson Software Inc.(1)(2)	8,563	62,938
Majesco Holdings Inc.(2)	1,218	1,425
ManTech International Corp. Class A(2)	2,258	62,908
MapInfo Corp.(1)(2)	2,967	37,414
Mercury Interactive Corp.(1)(2)	12,253	340,511
Micromuse Inc.(2)	11,739	116,099
Microsoft Corp.	1,305,959	34,150,828
MicroStrategy Inc. Class A(1)(2)	1,966	162,667
Midway Games Inc.(1)(2)	2,621	49,720
MoneyGram International Inc.	12,222	318,750
MRO Software Inc.(2)	2,729	38,315
NAVTEQ Corp.(1)(2)	12,618	553,552
NDCHealth Corp.(2)	5,019	96,515
NetIQ Corp.(1)(2)	6,043	74,268
Novell Inc.(1)(2)	53,589	473,191
Nuance Communications Inc.(1)(2)	18,264	139,354
Open Solutions Inc.(2)	2,697	61,815

Oracle Corp.(2)	533,628	6,515,598
Packeteer Inc.(2)	4,894	38,026
Parametric Technology Corp.(2)	38,479	234,722
PDF Solutions Inc.(2)	2,514	40,853
Pegasystems Inc.(2)	2,109	15,417
Per-Se Technologies Inc.(1)(2)	3,240	75,686
Phase Forward Inc.(2)	2,978	29,036
Phoenix Technologies Ltd.(2)	3,302	20,671
Pixar Inc.(2)	7,566	398,880
Progress Software Corp.(2)	5,673	161,000
QAD Inc.	1,748	13,355
Quality Systems Inc.	1,054	80,905
Quest Software Inc.(2)	9,110	132,915
Red Hat Inc.(1)(2)	24,883	677,813
Renaissance Learning Inc.	1,046	19,780
Salesforce.com Inc.(2)	9,628	308,577
Schawk Inc.(1)	1,698	35,234
SeaChange International Inc.(2)	3,418	27,002
SEI Investments Co.	8,979	332,223
SERENA Software Inc.(2)	3,878	90,900
Siebel Systems Inc.	72,768	769,885
SPSS Inc.(2)	2,551	78,902
SSA Global Technologies Inc.(2)	1,449	26,357
Sybase Inc.(2)	12,552	274,387
SYNNEX Corp.(2)	1,160	17,528
Take-Two Interactive Software Inc.(1)(2)	9,991	176,841
Taleo Corp. Class A(2)	1,027	13,639
THQ Inc.(1)(2)	8,800	209,880
Total System Services Inc.	5,359	106,055
Transaction Systems Architects Inc. Class A(2)	5,329	153,422
Trident Microsystems Inc.(1)(2)	7,070	127,260
Ulticom Inc.(2)	1,689	16,569
Ultimate Software Group Inc.(2)	3,131	59,708
Unica Corp.(2)	868	10,459
VeriFone Holdings Inc.(2)	3,447	87,209
Verint Systems Inc.(1)(2)	1,822	62,804
Wind River Systems Inc.(2)	9,892	146,105
Witness Systems Inc.(1)(2)	4,453	87,591

		76,904,651
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)(2)	2,081	98,639

		98,639
TELECOMMUNICATIONS—5.51%
Adaptec Inc.(2)	15,832	92,142
ADC Telecommunications Inc.(2)	16,286	363,829
ADTRAN Inc.	9,301	276,612
Aeroflex Inc.(2)	10,379	111,574
Airspan Networks Inc.(2)	5,160	29,360
Alamosa Holdings Inc.(2)	18,659	347,244
Alaska Communications Systems Group Inc.	1,833	18,623
Alltel Corp.	52,563	3,316,725
American Tower Corp. Class A(2)	56,143	1,521,475
Anaren Inc.(2)	2,378	37,168
Andrew Corp.(2)	22,816	244,816
Anixter International Inc.(1)	4,470	174,866
Applied Signal Technology Inc.	1,546	35,094
Arris Group Inc.(2)	14,748	139,664
AT&T Inc.	553,902	13,565,060
Atheros Communications Inc.(2)	4,897	63,661
Avaya Inc.(2)	67,167	716,672
Axcelis Technologies Inc.(2)	14,651	69,885

BellSouth Corp.	258,214	6,997,599
Black Box Corp.(1)	2,349	111,296
Broadwing Corp.(1)(2)	9,605	58,110
Cbeyond Communications Inc.(2)	866	8,920
C-COR Inc.(2)	6,541	31,789
Centennial Communications Corp.(2)	3,217	49,928
CenturyTel Inc.	18,534	614,587
CIENA Corp.(2)	80,284	238,443
Cincinnati Bell Inc.(2)	34,299	120,389
Cisco Systems Inc.(2)	911,651	15,607,465
Citizens Communications Co.	48,068	587,872
Commonwealth Telephone Enterprises Inc.(1)	3,033	102,424
CommScope Inc.(2)	7,659	154,176
Comtech Telecommunications Corp.(1)(2)	3,013	92,017
Comverse Technology Inc.(2)	28,092	746,966
Consolidated Communications Holdings Inc.	2,320	30,137
Corning Inc.(2)	214,922	4,225,367
Crown Castle International Corp.(2)	30,857	830,362
CT Communications Inc.	2,574	31,248
Ditech Communications Corp.(2)	4,355	36,364
Dobson Communications Corp. Class A(1)(2)	20,332	152,490
Endwave Corp.(1)(2)	909	10,708
Essex Corp.(2)	2,554	43,546
Extreme Networks Inc.(2)	16,918	80,361
FairPoint Communications Inc.	3,704	38,373
Finisar Corp.(2)	29,888	62,167
Foundry Networks Inc.(2)	17,295	238,844
General Communication Inc. Class A(2)	7,882	81,421
Glenayre Technologies Inc.(2)	10,153	32,997
GlobeTel Communications Corp.(1)(2)	10,131	37,383
Golden Telecom Inc.(1)	3,074	79,801
Harmonic Inc.(2)	10,184	49,392
Harris Corp.	18,843	810,437
Hungarian Telephone and Cable Corp.(2)	523	8,133
Hypercom Corp.(2)	7,217	46,117
IDT Corp. Class B(1)(2)	8,342	97,601
InterDigital Communications Corp.(2)	7,625	139,690
Intrado Inc.(1)(2)	2,615	60,197
Iowa Telecommunications Services Inc.	3,342	51,768
Ixia(1)(2)	4,549	67,234
JAMDAT Mobile Inc.(2)	1,626	43,219
JDS Uniphase Corp.(2)	225,199	531,470
Juniper Networks Inc.(2)	76,792	1,712,462
Level 3 Communications Inc.(1)(2)	97,902	280,979
Lucent Technologies Inc.(1)(2)	624,235	1,660,465
MasTec Inc.(2)	3,701	38,749
MCI Inc.	39,616	781,624
Motorola Inc.	345,825	7,812,187
MRV Communications Inc.(1)(2)	16,085	32,974
NETGEAR Inc.(1)(2)	4,500	86,625
NeuStar Inc. Class A(2)	3,448	105,130
Newport Corp.(1)(2)	5,306	71,843
Nextel Partners Inc. Class A(2)	21,477	600,067
NII Holdings Inc. Class B(1)(2)	17,523	765,405
North Pittsburgh Systems Inc.	2,224	41,967
Novatel Wireless Inc.(1)(2)	4,205	50,923
NTL Inc.(2)	10,500	714,840
Oplink Communications Inc.(2)	2,188	31,726
Optical Communication Products Inc.(2)	1,770	4,089
PanAmSat Holding Corp.	7,096	173,852
Plantronics Inc.	6,892	195,044
Polycom Inc.(2)	13,915	212,900
Powerwave Technologies Inc.(1)(2)	15,521	195,099

Preformed Line Products Co.	317	13,564
Premiere Global Services Inc.(2)	9,996	81,267
Price Communications Corp.(1)(2)	6,376	94,811
QUALCOMM Inc.	230,385	9,924,986
Qwest Communications International Inc.(2)	212,380	1,199,947
RCN Corp.(2)	3,254	76,306
RF Micro Devices Inc.(2)	26,651	144,182
SafeNet Inc.(1)(2)	3,420	110,192
SBA Communications Corp.(1)(2)	12,041	215,534
Scientific-Atlanta Inc.	21,490	925,574
Shenandoah Telecommunications Co.	1,033	41,155
Sonus Networks Inc.(2)	35,056	130,408
SpectraLink Corp.(1)	2,742	32,548
Sprint Nextel Corp.	392,726	9,174,079
SureWest Communications(1)	2,119	55,878
Sycamore Networks Inc.(2)	24,813	107,192
Symmetricom Inc.(1)(2)	6,353	53,810
Syniverse Holdings Inc.(2)	2,394	50,035
TALK America Holdings Inc.(1)(2)	4,063	35,064
Tekelec(1)(2)	7,880	109,532
Telephone & Data Systems Inc.(1)	15,296	551,115
Telewest Global Inc.(2)	34,512	822,076
Telkonet Inc.(1)(2)	5,548	23,024
Tellabs Inc.(2)	63,285	689,807
Terayon Communication Systems Inc.(1)(2)	10,265	23,712
3Com Corp.(2)	54,484	196,142
Time Warner Telecom Inc. Class A(1)(2)	7,248	71,393
UbiquiTel Inc.(2)	10,499	103,835
United States Cellular Corp.(2)	2,186	107,988
USA Mobility Inc.(1)	3,741	103,701
UTStarcom Inc.(1)(2)	15,080	121,545
Valor Communications Group Inc.	4,062	46,307
Verizon Communications Inc.	390,260	11,754,631
Viasat Inc.(2)	3,116	83,291
West Corp.(2)	2,857	120,423
Westell Technologies Inc. Class A(1)(2)	7,319	32,936
Wireless Facilities Inc.(1)(2)	7,675	39,143
Zhone Technologies Inc.(2)	16,125	34,185

		107,633,546
TEXTILES—0.08%
Angelica Corp.	1,216	20,113
Cintas Corp.	19,776	814,376
Dixie Group Inc.(2)	1,707	23,522
G&K Services Inc. Class A	2,701	106,014
Innovo Group Inc.(2)	2,253	2,321
Mohawk Industries Inc.(1)(2)	7,351	639,390
UniFirst Corp.	1,269	39,466

		1,645,202
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	22,149	446,967
JAKKS Pacific Inc.(1)(2)	3,630	76,012
LeapFrog Enterprises Inc.(1)(2)	4,478	52,169
Marvel Entertainment Inc.(1)(2)	9,493	155,495
Mattel Inc.	58,053	918,398
RC2 Corp.(2)	2,496	88,658
Topps Co. (The)(1)	5,423	40,293

		1,777,992
TRANSPORTATION—1.49%
ABX Air Inc.(2)	8,544	66,900
Alexander & Baldwin Inc.	6,197	336,125

Arkansas Best Corp.(1)	3,547	154,933
Burlington Northern Santa Fe Corp.	53,094	3,760,117
CH Robinson Worldwide Inc.(1)	24,180	895,385
CNF Inc.	7,421	414,760
Covenant Transport Inc. Class A(2)	1,081	15,112
CSX Corp.	30,520	1,549,500
Dynamex Inc.(2)	1,784	34,003
EGL Inc.(2)	4,612	173,273
Expeditors International Washington Inc.(1)	15,037	1,015,148
FedEx Corp.	42,595	4,403,897
Florida East Coast Industries Inc.(1)	4,585	194,266
Forward Air Corp.	4,598	168,517
Frozen Food Express Industries Inc.(2)	2,188	24,134
Genesee & Wyoming Inc. Class A(1)(2)	3,329	125,004
GulfMark Offshore Inc.(2)	2,185	64,720
Heartland Express Inc.	6,436	130,586
Horizon Lines Inc. Class A	2,032	24,648
Hub Group Inc. Class A(2)	2,713	95,905
Hunt (J.B.) Transport Services Inc.	16,582	375,416
Kansas City Southern Industries Inc.(2)	10,354	252,948
Kirby Corp.(2)	3,100	161,727
Knight Transportation Inc.(1)	8,084	167,571
Laidlaw International Inc.	14,183	329,471
Landstar System Inc.	8,424	351,618
Maritrans Inc.	1,579	41,086
Marten Transport Ltd.(2)	2,150	39,164
Norfolk Southern Corp.	56,994	2,555,041
Offshore Logistics Inc.(2)	3,316	96,827
Old Dominion Freight Line Inc.(2)	3,906	105,384
Overseas Shipholding Group Inc.	4,099	206,549
P.A.M. Transportation Services Inc.(1)(2)	904	16,082
Pacer International Inc.	5,259	137,050
RailAmerica Inc.(2)	5,342	58,709
Ryder System Inc.	9,098	373,200
SCS Transportation Inc.(2)	2,123	45,114
SIRVA Inc.(2)	3,149	25,192
Swift Transportation Co. Inc.(2)	6,149	124,825
U.S. Xpress Enterprises Inc. Class A(2)	1,266	22,003
Union Pacific Corp.	37,078	2,985,150
United Parcel Service Inc. Class B	86,554	6,504,533
Universal Truckload Services Inc.(2)	731	16,813
USA Truck Inc.(2)	916	26,683
Werner Enterprises Inc.(1)	7,149	140,835
Yellow Roadway Corp.(2)	8,169	364,419

		29,170,343
TRUCKING & LEASING—0.02%
AMERCO	1,430	103,032
GATX Corp.	6,235	224,959
Greenbrier Companies Inc. (The)	926	26,298
Interpool Inc.	1,302	24,582
TAL International Group Inc.(2)	1,626	33,577

		412,448
WATER—0.04%
American States Water Co.	2,312	71,210
Aqua America Inc.(1)	17,968	490,526
California Water Service Group	2,475	94,619
Connecticut Water Service Inc.	1,124	27,549
Middlesex Water Co.	1,556	26,981
PICO Holdings Inc.(2)	1,252	40,390
SJW Corp.(1)	1,052	47,866
Southwest Water Co.	2,918	41,756

		840,897

TOTAL COMMON STOCKS
(Cost: $1,889,624,144)		1,953,254,148

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.39%

CERTIFICATES OF DEPOSIT(4)—0.34%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$374,623	374,623
Credit Suisse First Boston NY
4.03%, 01/04/06	374,623	374,623
First Tennessee Bank
4.18%, 01/26/06	116,133	116,127
Fortis Bank NY
3.83%-3.84%, 01/25/06	1,123,868	1,123,869
Toronto-Dominion Bank
3.94%, 07/10/06	374,623	374,623
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	3,221,754	3,221,747
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	1,123,868	1,123,874

		6,709,486
COMMERCIAL PAPER(4)—1.69%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	2,285,198	2,273,961
Bryant Park Funding LLC
3.92%, 02/22/06	191,185	190,144
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	1,610,877	1,605,228
CC USA Inc.
4.23%, 04/21/06	224,774	221,921
Charta LLC
4.25%, 01/26/06	561,934	560,408
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	2,287,633	2,284,906
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	2,757,222	2,748,057
Dorada Finance Inc.
3.76%, 01/26/06	74,925	74,745
Ebury Finance Ltd.
4.30%, 01/30/06	1,048,943	1,045,560
Edison Asset Securitization LLC
4.37%, 05/08/06	374,623	368,938
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	621,874	620,852
Ford Credit Floorplan Motown
4.05%, 01/06/06	1,498,490	1,497,985
Galaxy Funding Inc.
4.23%, 04/18/06	215,033	212,380
Gemini Securitization Corp.
4.25%, 01/30/06	374,623	373,428
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	3,667,473	3,664,816
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	636,858	636,320

Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	1,123,868	1,115,572
HSBC PLC
3.88%, 02/03/06	224,774	224,023
Jupiter Securitization Corp.
4.23%, 01/24/06	262,236	261,589
Liberty Street Funding Corp.
4.23%, 01/04/06	299,698	299,663
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	929,064	927,924
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	786,707	785,028
Nordea North America Inc.
4.16%, 04/04/06	786,707	778,435
Prudential Funding LLC
4.27%, 01/17/06	1,498,490	1,496,002
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	749,245	745,583
Sedna Finance Inc.
3.92%, 02/21/06	187,311	186,312
Sigma Finance Inc.
4.16%, 04/06/06	449,547	444,716
Solitaire Funding Ltd.
4.24%, 01/23/06	1,838,123	1,833,794
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	200,933	200,909
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	2,388,009	2,387,442
Thunder Bay Funding Inc.
4.22%, 01/13/06	74,925	74,837
Ticonderoga Funding LLC
4.27%, 01/05/06	187,311	187,267
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	2,637,058	2,630,454

		32,959,199
LOAN PARTICIPATIONS(4)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	374,623	374,623

		374,623
MEDIUM-TERM NOTES(4)—0.13%
Dorada Finance Inc.
3.93%, 07/07/06	232,266	232,254
K2 USA LLC
3.94%, 07/07/06	449,547	449,536
Marshall & Ilsley Bank
5.18%, 12/15/06	749,245	751,689
Toronto-Dominion Bank
3.81%, 06/20/06	936,556	936,599
US Bank N.A.
2.85%, 11/15/06	149,849	147,462

		2,517,540
MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(5)(6)	3,252,963	3,252,963

		3,252,963

REPURCHASE AGREEMENTS(4)—0.80%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $3,748,045 and an effective yield of 4.37%.(7)	$3,746,226	3,746,226
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $299,842 and an effective yield of 4.32%.(7)	299,698	299,698
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $5,996,852 and an effective yield of 4.34%.(8)	5,993,962	5,993,962
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $5,622,043 and an effective yield of 4.33%.(8)	5,619,339	5,619,339

		15,659,225
TIME DEPOSITS(4)—0.31%
UBS AG
4.06%, 01/03/06	4,495,471	4,495,471
Wells Fargo Bank N.A.
4.00%, 01/03/06	1,552,294	1,552,294

		6,047,765
VARIABLE & FLOATING RATE NOTES(4)—3.93%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(9)	2,633,597	2,634,240
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	2,884,594	2,884,580
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	1,236,255	1,236,254
American Express Credit Corp.
4.39%, 11/06/07	224,774	225,000
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(9)	2,435,047	2,436,067
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(9)	487,009	487,009
Bank of America N.A.
4.31%, 08/10/06	3,746,226	3,746,226
Bank of Ireland
4.34%, 12/20/06(9)	749,245	749,245
Bank of Nova Scotia
4.22%, 01/03/06	299,698	299,698
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(9)	1,865,621	1,865,548
BMW US Capital LLC
4.34%, 12/15/06(9)	749,245	749,245
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(9)	2,015,470	2,015,425
Commodore CDO Ltd.
4.56%, 06/13/06(9)	187,311	187,311
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	2,622,358	2,622,358
DEPFA Bank PLC
4.50%, 12/15/06	749,245	749,245
Descartes Funding Trust
4.37%, 11/15/06(9)	337,160	337,160
Dexia Credit Local
4.33%, 08/30/06	374,623	374,574

Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(9)	1,191,300	1,191,322
Eli Lilly Services Inc.
4.26%, 09/01/06(9)	749,245	749,245
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	749,245	749,244
Fifth Third Bancorp.
4.35%, 11/22/06(9)	1,498,490	1,498,490
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(9)	524,472	524,472
General Electric Capital Corp.
4.44%, 01/09/07	337,160	337,433
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	561,934	561,934
Hartford Life Global Funding Trusts
4.36%, 02/17/07	749,245	749,245
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	2,247,736	2,247,735
Holmes Financing PLC
4.33%, 12/15/06(9)	2,060,424	2,060,424
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	636,858	637,006
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(9)	2,172,811	2,172,726
Leafs LLC
4.37%, 01/20/06-02/21/06(9)	785,569	785,568
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(9)	2,547,434	2,547,517
Lothian Mortgages PLC
4.37%, 01/24/06(9)	374,623	374,623
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	1,161,330	1,161,449
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(9)	2,240,243	2,241,453
Mound Financing PLC
4.30%, 11/08/06(9)	1,498,490	1,498,490
Natexis Banques Populaires
4.35%, 01/12/07(9)	561,934	561,934
National City Bank (Ohio)
4.26%, 01/06/06	374,623	374,622
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(9)	2,772,207	2,772,303
Nordea Bank AB
4.34%, 12/11/06(9)	1,311,179	1,311,179
Nordea Bank PLC
4.23%, 10/02/06	449,547	449,468
Northern Rock PLC
4.32%, 11/03/06(9)	899,094	899,125
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(9)	2,037,947	2,037,948
Pfizer Investment Capital PLC
4.33%, 12/15/06(9)	1,873,113	1,873,113
Principal Life Income Funding Trusts
4.29%, 05/10/06	561,934	561,942
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	1,123,868	1,123,743
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(9)	636,858	636,856
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(9)	1,580,907	1,580,890
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(9)	749,245	749,245
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(9)	1,161,330	1,161,280

Strips III LLC
4.43%, 07/24/06(9)(10)	202,083	202,083
SunTrust Bank
4.19%, 04/28/06	1,123,868	1,123,868
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(9)	1,670,817	1,670,703
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	1,648,339	1,648,335
Unicredito Italiano SpA
4.43%, 06/14/06	974,019	973,865
Union Hamilton Special Funding LLC
4.52%, 03/28/06(9)	749,245	749,245
US Bank N.A.
4.31%, 09/29/06	337,160	337,095
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	2,435,047	2,435,047
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(9)	1,545,972	1,545,973
Wells Fargo & Co.
4.36%, 09/15/06(9)	374,623	374,648
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(9)	824,170	824,116
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(9)	1,535,953	1,535,942
Winston Funding Ltd.
4.26%, 01/23/06(9)	534,961	534,961
World Savings Bank
4.29%, 03/09/06	1,123,868	1,123,857

		76,860,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $144,381,748)		144,381,748

TOTAL INVESTMENTS IN SECURITIES—107.30%
(Cost: $2,034,005,892)		2,097,635,896
Other Assets, Less Liabilities—(7.30)%		(142,641,551)

NET ASSETS—100.00%		$1,954,994,345

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(8)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(9)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December	31, 2005

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.47%
ADVO Inc.(1)	912	$25,700
Catalina Marketing Corp.(1)	958	24,285
Clear Channel Outdoor Holdings Inc. Class A(2)	668	13,393
Donnelley (R.H.) Corp.(2)	746	45,969
Getty Images Inc.(1)(2)	1,450	129,441
Greenfield Online Inc.(2)	313	1,834
Harte-Hanks Inc.	1,777	46,895
Interpublic Group of Companies Inc.(1)(2)	10,930	105,474
Lamar Advertising Co.(2)	2,178	100,493
Marchex Inc. Class B(1)(2)	531	11,942
Omnicom Group Inc.	5,595	476,302
ValueVision Media Inc. Class A(1)(2)	420	5,292
Ventiv Health Inc.(2)	901	21,282

		1,008,302
AEROSPACE & DEFENSE—2.44%
AAR Corp.(1)(2)	635	15,208
Alliant Techsystems Inc.(2)	814	62,002
Argon ST Inc.(2)	192	5,948
BE Aerospace Inc.(2)	2,161	47,542
Boeing Co. (The)	25,113	1,763,937
Curtiss-Wright Corp.	71	3,877
DRS Technologies Inc.(1)	320	16,454
EDO Corp.	490	13,259
Engineered Support Systems Inc.	1,317	54,840
GenCorp Inc.(2)	1,506	26,731
Goodrich (B.F.) Co.	3,587	147,426
HEICO Corp.	390	10,093
Herley Industries Inc.(2)	10	165
Innovative Solutions & Support Inc.(1)(2)	486	6,211
K&F Industries Holdings Inc.(2)	328	5,038
L-3 Communications Holdings Inc.	2,058	153,012
Lockheed Martin Corp.	11,245	715,519
Moog Inc. Class A(2)	206	5,846
MTC Technologies Inc.(2)	289	7,913
Orbital Sciences Corp.(1)(2)	695	8,924
Raytheon Co.	2,972	119,326
Rockwell Collins Inc.	5,450	253,261
Teledyne Technologies Inc.(2)	955	27,790
United Industrial Corp.(1)	309	12,783
United Technologies Corp.	31,104	1,739,025

		5,222,130
AGRICULTURE—1.19%
Alico Inc.	123	5,558
Altria Group Inc.	25,418	1,899,233
Delta & Pine Land Co.	636	14,634
Maui Land & Pineapple Co. Inc.(2)	186	6,311

Monsanto Co.	6,419	497,665
Tejon Ranch Co.(2)	212	8,463
UST Inc.	2,575	105,137

		2,537,001
AIRLINES—0.25%
AirTran Holdings Inc.(1)(2)	2,686	43,057
AMR Corp.(1)(2)	5,529	122,910
Continental Airlines Inc. Class B(1)(2)	2,719	57,915
ExpressJet Holdings Inc.(1)(2)	1,126	9,109
Frontier Airlines Inc.(2)	94	869
JetBlue Airways Corp.(1)(2)	4,059	62,427
Mesa Air Group Inc.(1)(2)	377	3,943
Pinnacle Airlines Corp.(2)	741	4,942
Republic Airways Holdings Inc.(2)	109	1,657
SkyWest Inc.	635	17,056
Southwest Airlines Co.	11,875	195,106
World Air Holdings Inc.(2)	614	5,907

		524,898
APPAREL—0.58%
Carter’s Inc.(2)	507	29,837
Cherokee Inc.	288	9,904
Coach Inc.(2)	11,508	383,677
Columbia Sportswear Co.(2)	140	6,682
Deckers Outdoor Corp.(1)(2)	206	5,690
DHB Industries Inc.(2)	814	3,639
Guess? Inc.(1)(2)	456	16,234
Gymboree Corp.(2)	204	4,774
K-Swiss Inc. Class A	621	20,145
Maidenform Brands Inc.(2)	411	5,203
Nike Inc. Class B	5,683	493,228
Oxford Industries Inc.	235	12,854
Phillips-Van Heusen Corp.	928	30,067
Polo Ralph Lauren Corp.	423	23,747
Quiksilver Inc.(2)	3,622	50,128
Reebok International Ltd.	338	19,682
Skechers U.S.A. Inc. Class A(2)	247	3,784
Timberland Co. Class A(2)	1,552	50,518
Volcom Inc.(2)	168	5,714
Warnaco Group Inc. (The)(2)	905	24,182
Wolverine World Wide Inc.	1,306	29,333

		1,229,022
AUTO MANUFACTURERS—0.23%
A.S.V. Inc.(1)(2)	602	15,038
Navistar International Corp.(2)	1,782	51,001
Oshkosh Truck Corp.	2,138	95,333
PACCAR Inc.	4,639	321,158
Wabash National Corp.(1)	823	15,678

		498,208
AUTO PARTS & EQUIPMENT—0.09%
Accuride Corp.(2)	309	3,986
Autoliv Inc.	396	17,986
BorgWarner Inc.	523	31,709
Commercial Vehicle Group Inc.(2)	284	5,334
Goodyear Tire & Rubber Co. (The)(2)	2,063	35,855
Johnson Controls Inc.	1,133	82,607
Keystone Automotive Industries Inc.(2)	320	10,074
Noble International Ltd.	293	6,106
Titan International Inc.	79	1,363
Visteon Corp.(2)	514	3,218

		198,238

BANKS—1.03%
Ames National Corp.	188	4,833
Arrow Financial Corp.	303	7,923
Bank of Hawaii Corp.	125	6,442
Bank of the Ozarks Inc.(1)	412	15,203
BankFinancial Corp.(2)	394	5,784
Boston Private Financial Holdings Inc.	120	3,650
Camden National Corp.	95	3,124
Capital Corp of the West	95	3,083
Capital Crossing Bank(2)	24	802
Cardinal Financial Corp.	414	4,554
Cascade Bancorp(1)	406	9,342
Cathay General Bancorp	838	30,118
Centennial Bank Holdings Inc.(2)	520	6,432
Center Financial Corp.	218	5,485
Central Coast Bancorp(2)	101	2,499
City Holding Co.	111	3,990
Coastal Financial Corp.	590	7,587
CoBiz Inc.	319	5,815
Colony Bankcorp Inc.	207	5,171
Columbia Bancorp	32	1,320
Commerce Bancorp Inc.(1)	4,712	162,140
Commercial Bankshares Inc.	176	6,225
Community Bancorp(2)	215	6,796
Community Banks Inc.	436	12,208
Corus Bankshares Inc.(1)	399	22,452
Cullen/Frost Bankers Inc.	131	7,032
CVB Financial Corp.(1)	1,139	23,133
East West Bancorp Inc.	1,748	63,785
Enterprise Financial Services Corp.	294	6,668
EuroBancshares Inc.(2)	123	1,743
Fifth Third Bancorp	1,052	39,681
First BanCorp (Puerto Rico)(1)	293	3,636
First Busey Corp. Class A(1)	525	10,967
First Financial Bankshares Inc.	77	2,700
First Midwest Bancorp Inc.	620	21,737
First Regional Bancorp(2)	99	6,687
First Republic Bank	137	5,070
First South Bancorp Inc.(1)	199	7,029
First State Bancorp	35	840
Frontier Financial Corp.	99	3,168
Glacier Bancorp Inc.(1)	345	10,367
Great Southern Bancorp Inc.(1)	227	6,267
Hanmi Financial Corp.	506	9,037
Harleysville National Corp.	526	10,047
Heritage Commerce Corp.	341	7,331
Hudson United Bancorp	395	16,464
Independent Bank Corp. (Michigan)(1)	220	5,991
Investors Financial Services Corp.(1)	1,968	72,481
Macatawa Bank Corp.(1)	220	8,004
Main Street Banks Inc.	84	2,287
MB Financial Inc.	317	11,222
MBT Financial Corp.	78	1,264
Mellon Financial Corp.	1,029	35,243
Mercantile Bank Corp.	144	5,544
Midwest Banc Holdings Inc.	83	1,847
Nara Bancorp Inc.(1)	722	12,837
Northern Empire Bancshares(2)	133	3,147
Northern Trust Corp.	3,397	176,033
Old Second Bancorp Inc.(1)	307	9,385
Pacific Capital Bancorp	726	25,831

Park National Corp.(1)	92	9,443
Peapack-Gladstone Financial Corp.	223	6,222
Pennsylvania Commerce Bancorp Inc.(2)	199	6,338
Pinnacle Financial Partners Inc.(2)	276	6,894
Placer Sierra Bancshares	99	2,743
Preferred Bank	177	7,876
PremierWest Bancorp(2)	426	5,964
PrivateBancorp Inc.(1)	457	16,255
Republic Bancorp Inc.(1)	276	3,284
S&T Bancorp Inc.(1)	243	8,947
Sandy Spring Bancorp Inc.(1)	79	2,756
Seacoast Banking Corp. of Florida	97	2,226
Security Bank Corp.	76	1,770
Sierra Bancorp	224	5,105
Signature Bank(2)	97	2,723
Southside Bancshares Inc.	316	6,383
State Bancorp Inc.	13	218
State National Bancshares Inc.(2)	41	1,095
State Street Corp.	2,978	165,100
Sterling Bancorp	191	3,768
Suffolk Bancorp(1)	313	10,570
Summit Bancshares Inc.	285	5,124
SVB Financial Group(1)(2)	1,056	49,463
SY Bancorp Inc.(1)	216	5,404
Synovus Financial Corp.	9,338	252,219
TCF Financial Corp.	3,022	82,017
Texas Capital Bancshares Inc.(2)	535	11,989
Texas Regional Bancshares Inc. Class A	282	7,981
TriCo Bancshares	36	842
TrustCo Bank Corp. NY(1)	2,374	29,485
UCBH Holdings Inc.	2,680	47,918
United Community Banks Inc.	228	6,078
United Security Bancshares Inc.	216	5,791
Univest Corp. of Pennsylvania	313	7,597
USB Holding Co. Inc.(1)	13	282
Vineyard National Bancorp	196	6,045
Virginia Commerce Bancorp Inc.(2)	229	6,662
Washington Trust Bancorp Inc.	16	419
Wells Fargo & Co.	5,125	322,004
West Bancorporation	642	12,005
Westamerica Bancorp(1)	601	31,895
Western Alliance Bancorp(2)	73	2,181
Western Sierra Bancorp(2)	93	3,384
Wilshire Bancorp Inc.	616	10,589
Wintrust Financial Corp.	618	33,928
Yardville National Bancorp(1)	196	6,791

		2,201,256
BEVERAGES—2.56%
Anheuser-Busch Companies Inc.	14,602	627,302
Boston Beer Co. Inc. Class A(2)	300	7,500
Brown-Forman Corp. Class B(1)	1,603	111,120
Coca-Cola Bottling Co. Consolidated	106	4,558
Coca-Cola Co. (The)	39,385	1,587,609
Constellation Brands Inc.(2)	1,349	35,384
Green Mountain Coffee Roasters Inc.(2)	193	7,836
Hansen Natural Corp.(1)(2)	478	37,671
National Beverage Corp.(2)	29	283
Peet’s Coffee & Tea Inc.(1)(2)	491	14,902
Pepsi Bottling Group Inc.	1,124	32,158
PepsiCo Inc.	50,832	3,003,155

		5,469,478

BIOTECHNOLOGY—3.16%
Aastrom Biosciences Inc.(2)	2,345	4,948
Affymetrix Inc.(1)(2)	2,051	97,935
Alexion Pharmaceuticals Inc.(2)	1,006	20,371
Amgen Inc.(2)	37,589	2,964,269
ARIAD Pharmaceuticals Inc.(2)	1,771	10,360
Barrier Therapeutics Inc.(2)	319	2,616
Biogen Idec Inc.(2)	4,767	216,088
Celgene Corp.(2)	5,035	326,268
Cell Genesys Inc.(1)(2)	1,138	6,748
Charles River Laboratories International Inc.(2)	1,000	42,370
Chiron Corp.(2)	3,123	138,849
Coley Pharmaceutical Group Inc.(1)(2)	307	4,654
Cotherix Inc.(2)	234	2,485
CuraGen Corp.(1)(2)	817	2,516
Curis Inc.(2)	1,757	6,255
deCODE genetics Inc.(1)(2)	1,522	12,572
Digene Corp.(2)	514	14,993
Diversa Corp.(2)	948	4,550
Encysive Pharmaceuticals Inc.(1)(2)	1,573	12,411
Enzo Biochem Inc.(1)(2)	723	8,980
Enzon Pharmaceuticals Inc.(2)	709	5,247
Exelixis Inc.(2)	2,700	25,434
Genentech Inc.(1)(2)	14,093	1,303,602
Genitope Corp.(2)	618	4,913
Genomic Health Inc.(2)	119	1,084
Genzyme Corp.(2)	7,695	544,652
Geron Corp.(1)(2)	1,544	13,294
GTx Inc.(2)	325	2,457
Human Genome Sciences Inc.(1)(2)	4,134	35,387
ICOS Corp.(1)(2)	1,995	55,122
Illumina Inc.(1)(2)	1,236	17,428
Immunogen Inc.(2)	1,530	7,849
Incyte Corp.(2)	2,280	12,175
Integra LifeSciences Holdings Corp.(1)(2)	615	21,808
InterMune Inc.(1)(2)	824	13,843
Invitrogen Corp.(2)	727	48,447
Keryx Biopharmaceuticals Inc.(2)	736	10,775
Lexicon Genetics Inc.(2)	1,836	6,701
LifeCell Corp.(1)(2)	911	17,373
Marshall Edwards Inc.(1)(2)	423	2,644
Martek Biosciences Corp.(1)(2)	942	23,183
MedImmune Inc.(2)	7,601	266,187
Millennium Pharmaceuticals Inc.(2)	4,506	43,708
Millipore Corp.(2)	1,529	100,975
Momenta Pharmaceuticals Inc.(2)	330	7,273
Monogram Biosciences Inc.(2)	2,549	4,767
Myogen Inc.(2)	709	21,383
Myriad Genetics Inc.(1)(2)	1,254	26,083
Nektar Therapeutics(2)	2,489	40,969
Northfield Laboratories Inc.(1)(2)	644	8,630
Orchid Cellmark Inc.(2)	650	4,940
Protein Design Labs Inc.(1)(2)	3,302	93,843
Seattle Genetics Inc.(2)	208	982
Serologicals Corp.(1)(2)	520	10,265
StemCells Inc.(2)	1,629	5,620
Stratagene Corp.	441	4,428
SuperGen Inc.(2)	1,358	6,858
Telik Inc.(1)(2)	1,411	23,973
Tercica Inc.(2)	650	4,660

		6,749,200

BUILDING MATERIALS—0.50%
AAON Inc.(2)	327	5,860
American Standard Companies Inc.	5,736	229,153
Apogee Enterprises Inc.	105	1,703
Builders FirstSource Inc.(2)	246	5,257
Drew Industries Inc.(2)	390	10,994
Eagle Materials Inc.(1)	570	69,745
ElkCorp	622	20,937
Florida Rock Industries Inc.(1)	1,449	71,088
Genlyte Group Inc. (The)(2)	132	7,071
Interline Brands Inc.(2)	401	9,123
Lennox International Inc.	1,137	32,063
Martin Marietta Materials Inc.	1,130	86,694
Masco Corp.	10,381	313,402
NCI Building Systems Inc.(1)(2)	417	17,714
Simpson Manufacturing Co. Inc.	1,040	37,804
Trex Co. Inc.(1)(2)	302	8,471
Vulcan Materials Co.	2,078	140,784

		1,067,863
CHEMICALS—1.22%
Air Products & Chemicals Inc.	655	38,769
Airgas Inc.	130	4,277
American Vanguard Corp.(1)	420	9,870
Balchem Corp.	220	6,558
Cabot Corp.	205	7,339
CF Industries Holdings Inc.	383	5,841
Chemtura Corp.	2,745	34,861
Dow Chemical Co. (The)	27,583	1,208,687
Du Pont (E.I.) de Nemours and Co.	4,684	199,070
Ecolab Inc.(1)	5,631	204,236
Georgia Gulf Corp.	537	16,336
Grace (W.R.) & Co.(1)(2)	805	7,567
Hercules Inc.(2)	1,851	20,916
International Flavors & Fragrances Inc.	2,774	92,929
Kronos Worldwide Inc.	111	3,220
MacDermid Inc.	936	26,114
NL Industries Inc.	189	2,663
Olin Corp.	1,144	22,514
Pioneer Companies Inc.(2)	118	3,536
Praxair Inc.	8,650	458,104
Rockwood Holdings Inc.(2)	314	6,195
Rohm & Haas Co.	296	14,332
Sherwin-Williams Co. (The)	3,464	157,335
Sigma-Aldrich Corp.	227	14,367
Symyx Technologies Inc.(1)(2)	1,014	27,672
Tronox Inc. Class A(2)	229	2,993
UAP Holding Corp.	701	14,314
Zoltek Companies Inc.(1)(2)	607	5,329

		2,615,944
COAL—0.29%
Alpha Natural Resources Inc.(2)	758	14,561
Arch Coal Inc.	703	55,888
CONSOL Energy Inc.	1,888	123,060
Foundation Coal Holdings Inc.	322	12,236
James River Coal Co.(2)	195	7,449
Massey Energy Co.	2,255	85,397
Peabody Energy Corp.	4,005	330,092

		628,683
COMMERCIAL SERVICES—1.95%
Aaron Rents Inc.(1)	1,136	23,947
Administaff Inc.	624	26,239

Advance America Cash Advance Centers Inc.	2,236	27,726
Advisory Board Co. (The)(1)(2)	627	29,889
Alliance Data Systems Corp.(1)(2)	2,455	87,398
AMN Healthcare Services Inc.(2)	511	10,108
Apollo Group Inc. Class A(2)	4,391	265,480
ARAMARK Corp. Class B(1)	2,259	62,755
Arbitron Inc.	733	27,839
Bankrate Inc.(1)(2)	382	11,277
Block (H & R) Inc.	10,096	247,857
Bowne & Co. Inc.	427	6,337
Bright Horizons Family Solutions Inc.(2)	848	31,418
Career Education Corp.(1)(2)	3,061	103,217
CCE Spinco Inc.(2)	696	9,121
CDI Corp.	102	2,795
Cendant Corp.	3,219	55,528
Cenveo Inc.(2)	1,732	22,793
Chemed Corp.	696	34,577
ChoicePoint Inc.(2)	2,742	122,046
Clark Inc.	115	1,524
Coinstar Inc.(2)	37	845
Consolidated Graphics Inc.(2)	271	12,829
Corinthian Colleges Inc.(2)	2,590	30,510
Corporate Executive Board Co. (The)	1,236	110,869
Corrections Corp. of America(2)	776	34,897
CorVel Corp.(2)	63	1,196
CoStar Group Inc.(1)(2)	535	23,096
CRA International Inc.(2)	305	14,545
Cross Country Healthcare Inc.(2)	190	3,378
DeVry Inc.(1)(2)	1,685	33,700
DiamondCluster International Inc. Class A(2)	951	7,551
Educate Inc.(2)	598	7,056
Education Management Corp.(2)	2,259	75,699
Equifax Inc.	2,959	112,501
Escala Group Inc.(1)(2)	295	5,983
Euronet Worldwide Inc.(1)(2)	959	26,660
Exponent Inc.(2)	32	908
First Advantage Corp. Class A(2)	246	6,571
Forrester Research Inc.(2)	172	3,225
FTI Consulting Inc.(2)	109	2,991
Gartner Inc.(2)	1,471	18,976
Geo Group Inc. (The)(2)	32	734
Gevity HR Inc.	839	21,579
Global Cash Access Inc.(2)	158	2,305
Healthcare Services Group Inc.(1)	851	17,624
Heartland Payment Systems Inc.(2)	71	1,538
Heidrick & Struggles International Inc.(2)	377	12,083
Hewitt Associates Inc. Class A(2)	740	20,727
Hudson Highland Group Inc.(2)	731	12,690
Huron Consulting Group Inc.(2)	110	2,639
Interactive Data Corp.	499	11,332
iPayment Holdings Inc.(2)	302	12,539
Iron Mountain Inc.(1)(2)	3,287	138,777
ITT Educational Services Inc.(1)(2)	1,416	83,700
Jackson Hewitt Tax Service Inc.	1,141	31,617
Kenexa Corp.(2)	183	3,861
Kforce Inc.(1)(2)	599	6,685
Korn/Ferry International(2)	1,017	19,008
Labor Ready Inc.(2)	1,715	35,706
Landauer Inc.	186	8,573
Laureate Education Inc.(2)	1,301	68,316
Learning Tree International Inc.(2)	202	2,592
LECG Corp.(2)	499	8,673
Lincoln Educational Services Corp.(2)	80	1,141

Manpower Inc.	794	36,921
McGrath RentCorp	733	20,377
McKesson Corp.	3,634	187,478
Midas Inc.(2)	404	7,417
Monro Muffler Brake Inc.	205	6,216
Moody’s Corp.	7,694	472,565
Morningstar Inc.(2)	237	8,210
MPS Group Inc.(2)	1,014	13,861
Navigant Consulting Inc.(1)(2)	1,369	30,091
Odyssey Marine Exploration Inc.(2)	1,300	4,602
PAREXEL International Corp.(2)	298	6,037
Paychex Inc.	10,126	386,003
Pharmaceutical Product Development Inc.	1,442	89,332
PRA International(2)	223	6,277
Pre-Paid Legal Services Inc.	282	10,775
PRG-Schultz International Inc.(2)	1,949	1,189
Providence Service Corp. (The)(2)	287	8,263
QC Holdings Inc.(2)	439	5,062
Rent-A-Center Inc.(2)	1,354	25,536
Rent-Way Inc.(1)(2)	208	1,329
Resources Connection Inc.(1)(2)	1,329	34,634
Robert Half International Inc.	5,266	199,529
Rollins Inc.	745	14,684
Senomyx Inc.(2)	736	8,920
ServiceMaster Co. (The)	5,380	64,291
SFBC International Inc.(1)(2)	601	9,622
Sotheby’s Holdings Inc. Class A(2)	964	17,699
Source Interlink Companies Inc.(2)	91	1,012
Spherion Corp.(2)	1,022	10,230
Strayer Education Inc.	432	40,478
TeleTech Holdings Inc.(1)(2)	1,129	13,604
TNS Inc.(2)	228	4,373
Universal Technical Institute Inc.(1)(2)	629	19,461
Valassis Communications Inc.(2)	1,106	32,151
Watson Wyatt & Co. Holdings	762	21,260
Weight Watchers International Inc.(1)(2)	1,219	60,255
Wright Express Corp.(2)	1,101	24,222

		4,172,262
COMPUTERS—5.19%
Affiliated Computer Services Inc. Class A(2)	2,379	140,789
Agilysys Inc.	93	1,694
Ansoft Corp.(2)	111	3,780
Anteon International Corp.(1)(2)	817	44,404
Apple Computer Inc.(2)	25,049	1,800,773
BISYS Group Inc. (The)(2)	1,358	19,026
CACI International Inc. Class A(2)	928	53,249
Cadence Design Systems Inc.(2)	4,018	67,985
Catapult Communications Corp.(2)	94	1,390
Ceridian Corp.(2)	2,291	56,931
CIBER Inc.(1)(2)	1,118	7,379
Cognizant Technology Solutions Corp.(2)	4,092	206,032
COMSYS IT Partners Inc.(2)	430	4,751
Covansys Corp.(2)	280	3,811
CyberGuard Corp.(2)	603	5,324
Dell Inc.(2)	74,623	2,237,944
Diebold Inc.	1,918	72,884
DST Systems Inc.(2)	1,940	116,225
Electronic Data Systems Corp.	3,473	83,491
EMC Corp.(2)	73,057	995,036
FactSet Research Systems Inc.(1)	1,051	43,259
Gateway Inc.(2)	6,966	17,485
Henry (Jack) & Associates Inc.	2,261	43,140

Hutchinson Technology Inc.(2)	179	5,093
iGATE Corp.(2)	18	87
IHS Inc. Class A(2)	286	5,869
Intergraph Corp.(1)(2)	315	15,690
International Business Machines Corp.	41,505	3,411,711
InterVoice-Brite Inc.(2)	1,326	10,555
Kanbay International Inc.(2)	613	9,741
Komag Inc.(1)(2)	300	10,398
Kronos Inc.(2)	904	37,841
Lexar Media Inc.(2)	2,564	21,050
Lexmark International Inc.(2)	3,536	158,519
Manhattan Associates Inc.(2)	736	15,073
Maxtor Corp.(1)(2)	6,727	46,685
Mentor Graphics Corp.(2)	1,116	11,539
Mercury Computer Systems Inc.(1)(2)	718	14,812
MICROS Systems Inc.(2)	1,197	57,839
Mobility Electronics Inc.(2)	1,030	9,950
MTS Systems Corp.	331	11,466
National Instruments Corp.(1)	1,690	54,165
NCR Corp.(2)	1,460	49,552
Ness Technologies Inc.(2)	333	3,586
NetScout Systems Inc.(2)	218	1,188
Network Appliance Inc.(2)	11,029	297,783
Palm Inc.(2)	213	6,773
PAR Technology Corp.(2)	207	5,746
Perot Systems Corp. Class A(2)	183	2,588
Rackable Systems Inc.(2)	71	2,022
Radiant Systems Inc.(2)	582	7,077
RadiSys Corp.(1)(2)	421	7,300
Reynolds & Reynolds Co. (The) Class A	289	8,112
Rimage Corp.(2)	326	9,447
SanDisk Corp.(2)	4,119	258,756
SI International Inc.(2)	282	8,621
Silicon Storage Technology Inc.(2)	1,258	6,353
SRA International Inc. Class A(2)	946	28,891
Stratasys Inc.(1)(2)	306	7,653
Sun Microsystems Inc.(2)	60,131	251,949
Sykes Enterprises Inc.(2)	217	2,901
Synaptics Inc.(2)	701	17,329
Synopsys Inc.(2)	851	17,071
Syntel Inc.(1)	204	4,249
TALX Corp.	526	24,043
3D Systems Corp.(2)	282	5,076
Tyler Technologies Inc.(1)(2)	327	2,871
Western Digital Corp.(2)	6,521	121,356

		11,093,158
COSMETICS & PERSONAL CARE—3.36%
Alberto-Culver Co.	688	31,476
Avon Products Inc.	14,382	410,606
Chattem Inc.(1)(2)	490	17,831
Colgate-Palmolive Co.	11,614	637,028
Elizabeth Arden Inc.(2)	328	6,580
Estee Lauder Companies Inc. Class A	4,042	135,326
Inter Parfums Inc.(1)	111	1,994
Parlux Fragrances Inc.(1)(2)	223	6,808
Procter & Gamble Co.	102,285	5,920,256

		7,167,905
DISTRIBUTION & WHOLESALE—0.32%
Aviall Inc.(2)	925	26,640
Beacon Roofing Supply Inc.(2)	567	16,290
Bell Microproducts Inc.(1)(2)	707	5,409

BlueLinx Holdings Inc.	203	2,284
Brightpoint Inc.(2)	143	3,965
Building Materials Holdings Corp.	95	6,480
CDW Corp.(1)	1,931	111,168
Central European Distribution Corp.(2)	621	24,927
Fastenal Co.	3,851	150,921
Grainger (W.W.) Inc.	456	32,422
Hughes Supply Inc.(1)	420	15,057
Huttig Building Products Inc.(2)	246	2,066
Ingram Micro Inc. Class A(2)	1,759	35,057
LKQ Corp.(2)	578	20,010
MWI Veterinary Supply Inc.(2)	168	4,336
Navarre Corp.(1)(2)	718	3,971
NuCo2 Inc.(1)(2)	308	8,587
Owens & Minor Inc.	745	20,510
ScanSource Inc.(1)(2)	430	23,512
SCP Pool Corp.(1)	1,641	61,078
Tech Data Corp.(2)	449	17,816
United Stationers Inc.(2)	274	13,289
Watsco Inc.	591	35,348
WESCO International Inc.(2)	1,022	43,670

		684,813
DIVERSIFIED FINANCIAL SERVICES—3.02%
Accredited Home Lenders Holding Co.(1)(2)	324	16,064
Advanta Corp. Class B	16	519
Affiliated Managers Group Inc.(2)	1,041	83,540
American Express Co.	33,206	1,708,781
AmeriCredit Corp.(1)(2)	1,755	44,981
Ameriprise Financial Inc.	6,628	271,748
Ameritrade Holding Corp.(2)	2,885	69,240
Archipelago Holdings Inc.(1)(2)	534	26,577
Asset Acceptance Capital Corp.(2)	389	8,737
Asta Funding Inc.	335	9,159
BKF Capital Group Inc.(1)	195	3,695
BlackRock Inc.	592	64,220
Calamos Asset Management Inc. Class A(1)	595	18,713
Capital One Financial Corp.	2,592	223,949
CapitalSource Inc.(1)	1,611	36,086
CBOT Holdings Inc. Class A(2)	20	1,875
Chicago Mercantile Exchange Holdings Inc.	1,036	380,720
Cohen & Steers Inc.	216	4,024
Collegiate Funding Services LLC(2)	583	11,514
CompuCredit Corp.(2)	202	7,773
Countrywide Financial Corp.	1,374	46,977
Delta Financial Corp.	26	218
Doral Financial Corp.	490	5,194
Eaton Vance Corp.	4,051	110,835
Encore Capital Group Inc.(2)	520	9,022
Federated Investors Inc. Class B	2,240	82,970
First Marblehead Corp. (The)(1)	810	26,617
Franklin Resources Inc.	4,933	463,751
GAMCO Investors Inc. Class A(1)	101	4,397
GFI Group Inc.(2)	230	10,909
Goldman Sachs Group Inc. (The)	1,684	215,064
Greenhill & Co. Inc.	374	21,004
IndyMac Bancorp Inc.	1,040	40,581
IntercontinentalExchange Inc.(2)	204	7,415
International Securities Exchange Inc.(2)	242	6,660
Legg Mason Inc.	3,474	415,803
MarketAxess Holdings Inc.(2)	524	5,989
Marlin Business Services Corp.(2)	297	7,095
Morgan Stanley	3,298	187,129

Nasdaq Stock Market Inc. (The)(1)(2)	966	33,984
National Financial Partners Corp.	1,041	54,705
Nelnet Inc. Class A(1)(2)	431	17,533
Nuveen Investments Inc. Class A	1,582	67,425
optionsXpress Holdings Inc.	582	14,288
Portfolio Recovery Associates Inc.(1)(2)	415	19,273
Rowe (T.) Price Group Inc.	3,987	287,184
Sanders Morris Harris Group Inc.(1)	133	2,180
Schwab (Charles) Corp. (The)	32,097	470,863
SLM Corp.	12,765	703,224
Student Loan Corp.	107	22,388
TradeStation Group Inc.(2)	729	9,025
United PanAm Financial Corp.(2)	221	5,717
Waddell & Reed Financial Inc. Class A	1,880	39,424
Westcorp Inc.	266	17,718
World Acceptance Corp.(2)	612	17,442

		6,441,918
ELECTRIC—0.49%
AES Corp. (The)(2)	19,953	315,856
MGE Energy Inc.	87	2,950
Ormat Technologies Inc.	128	3,346
TXU Corp.	14,608	733,176

		1,055,328
ELECTRICAL COMPONENTS & EQUIPMENT—0.60%
Advanced Energy Industries Inc.(2)	826	9,772
American Power Conversion Corp.	4,934	108,548
American Superconductor Corp.(1)(2)	709	5,580
AMETEK Inc.	2,044	86,952
Artesyn Technologies Inc.(2)	905	9,321
China Energy Savings Technology Inc.(1)(2)	86	716
Color Kinetics Inc.(2)	240	3,454
Emerson Electric Co.	10,630	794,061
Energizer Holdings Inc.(2)	1,629	81,108
Energy Conversion Devices Inc.(1)(2)	649	26,447
General Cable Corp.(2)	190	3,743
GrafTech International Ltd.(2)	1,065	6,624
Greatbatch Inc.(2)	618	16,074
Hubbell Inc. Class B	132	5,956
Intermagnetics General Corp.(2)	818	26,094
Littelfuse Inc.(2)	377	10,273
Medis Technologies Ltd.(1)(2)	400	5,884
Molex Inc.	2,200	57,090
Power-One Inc.(2)	124	746
Ultralife Batteries Inc.(1)(2)	503	6,036
Universal Display Corp.(1)(2)	521	5,476
Valence Technology Inc.(1)(2)	1,157	1,782
Vicor Corp.	728	11,510

		1,283,247
ELECTRONICS—0.95%
Agilent Technologies Inc.(2)	12,672	421,851
American Science & Engineering Inc.(2)	285	17,775
Amphenol Corp. Class A	2,596	114,899
Avnet Inc.(2)	1,427	34,162
AVX Corp.(1)	182	2,635
Badger Meter Inc.	170	6,671
Benchmark Electronics Inc.(2)	740	24,886
Brady Corp. Class A	604	21,853
Cogent Inc.(2)	722	16,375
CTS Corp.	497	5,497
Cymer Inc.(2)	913	32,421

Daktronics Inc.	420	12,419
Dionex Corp.(2)	610	29,939
Dolby Laboratories Inc. Class A(2)	943	16,078
Excel Technology Inc.(2)	176	4,185
Fargo Electronics(2)	342	6,583
FARO Technologies Inc.(1)(2)	400	8,000
FEI Co.(1)(2)	607	11,636
Fisher Scientific International Inc.(2)	1,952	120,751
FLIR Systems Inc.(1)(2)	1,933	43,164
Gentex Corp.	4,601	89,719
Identix Inc.(1)(2)	3,180	15,932
II-VI Inc.(1)(2)	842	15,047
International DisplayWorks Inc.(2)	796	4,728
Ionatron Inc.(1)(2)	785	7,936
Itron Inc.(2)	689	27,588
Jabil Circuit Inc.(2)	5,032	186,637
Keithley Instruments Inc.	504	7,046
KEMET Corp.(2)	218	1,541
LaBarge Inc.(2)	385	5,532
Lo-Jack Corp.(2)	398	9,604
Measurements Specialties Inc.(2)	330	8,035
Methode Electronics Inc.	531	5,294
Metrologic Instruments Inc.(2)	283	5,451
Mettler Toledo International Inc.(2)	991	54,703
Molecular Devices Corp.(2)	215	6,220
Multi-Fineline Electronix Inc.(2)	128	6,166
OSI Systems Inc.(1)(2)	208	3,825
Paxar Corp.(2)	173	3,396
PerkinElmer Inc.	2,060	48,534
Photon Dynamics Inc.(1)(2)	526	9,615
Plexus Corp.(2)	705	16,032
Rogers Corp.(1)(2)	517	20,256
Sanmina-SCI Corp.(2)	7,702	32,811
Solectron Corp.(2)	13,179	48,235
Sonic Solutions Inc.(1)(2)	609	9,202
Spatialight Inc.(1)(2)	1,365	4,737
Symbol Technologies Inc.	6,154	78,894
Sypris Solutions Inc.	34	339
Taser International Inc.(1)(2)	2,088	14,574
Tektronix Inc.	568	16,023
Thermo Electron Corp.(2)	1,864	56,162
Thomas & Betts Corp.(2)	863	36,211
Trimble Navigation Ltd.(2)	1,546	54,868
TTM Technologies Inc.(2)	316	2,970
Viisage Technology Inc.(1)(2)	381	6,706
Vishay Intertechnology Inc.(2)	1,475	20,296
Waters Corp.(2)	3,320	125,496
Watts Water Technologies Inc. Class A	39	1,181
X-Rite Inc.	527	5,270

		2,024,592
ENERGY-ALTERNATE SOURCES—0.07%
Covanta Holding Corp.(2)	3,270	49,246
Evergreen Solar Inc.(1)(2)	996	10,607
Headwaters Inc.(1)(2)	1,310	46,426
KFx Inc.(2)	1,561	26,709
Pacific Ethanol Inc.(2)	122	1,320
Plug Power Inc.(1)(2)	1,348	6,915
SunPower Corp. Class A(2)	161	5,472
Syntroleum Corp.(2)	1,057	9,545

		156,240

ENGINEERING & CONSTRUCTION—0.15%
Fluor Corp.	2,648	204,584
Infrasource Services Inc.(2)	96	1,256
Insituform Technologies Inc. Class A(1)(2)	89	1,724
Jacobs Engineering Group Inc.(2)	1,436	97,461
Layne Christensen Co.(2)	78	1,984
Perini Corp.(2)	428	10,336

		317,345
ENTERTAINMENT—0.35%
Alliance Gaming Corp.(2)	1,552	20,207
Bluegreen Corp.(2)	79	1,248
Churchill Downs Inc.	26	955
Dover Downs Gaming & Entertainment Inc.	200	2,830
DreamWorks Animation SKG Inc. Class A(1)(2)	1,110	27,262
Great Wolf Resorts Inc.(2)	625	6,444
GTECH Holdings Corp.	3,875	122,992
International Game Technology Inc.(1)	10,498	323,128
International Speedway Corp. Class A	170	8,143
Isle of Capri Casinos Inc.(1)(2)	327	7,966
Macrovision Corp.(2)	1,646	27,538
Mikohn Gaming Corp.(2)	1,277	12,604
Penn National Gaming Inc.(2)	2,042	67,284
Pinnacle Entertainment Inc.(2)	70	1,730
Regal Entertainment Group Class A(1)	1,163	22,120
Scientific Games Corp. Class A(1)(2)	1,892	51,614
Shuffle Master Inc.(1)(2)	1,128	28,358
Speedway Motorsports Inc.	120	4,160
Sunterra Corp.(2)	426	6,058

		742,641
ENVIRONMENTAL CONTROL—0.21%
Aleris International Inc.(2)	989	31,885
Allied Waste Industries Inc.(1)(2)	2,288	19,997
American Ecology Corp.	393	5,671
Casella Waste Systems Inc. Class A(2)	16	205
Clean Harbors Inc.(2)	509	14,664
Darling International Inc.(2)	2,569	10,199
Duratek Inc.(2)	510	7,614
Mine Safety Appliances Co.(1)	814	29,475
Nalco Holding Co.(2)	2,362	41,831
Stericycle Inc.(1)(2)	1,316	77,486
Tetra Tech Inc.(2)	1,379	21,609
Waste Connections Inc.(2)	1,471	50,691
Waste Management Inc.	4,808	145,923

		457,250
FOOD—1.14%
Arden Group Inc. Class A	25	2,275
Campbell Soup Co.	3,481	103,629
Diamond Foods Inc.	95	1,878
Flowers Foods Inc.	294	8,103
General Mills Inc.	412	20,320
Gold Kist Inc.(2)	421	6,294
Great Atlantic & Pacific Tea Co.(1)(2)	224	7,119
Heinz (H.J.) Co.	5,666	191,058
Hershey Co. (The)	4,741	261,940
J&J Snack Foods Corp.	35	2,079
Kellogg Co.	5,190	224,312
Lance Inc.	99	1,844
McCormick & Co. Inc. NVS	2,849	88,091
Pathmark Stores Inc.(2)	732	7,313
Premium Standard Farms Inc.	40	598
Sanderson Farms Inc.	84	2,565

Sara Lee Corp.	9,065	171,328
Seaboard Corp.(1)	4	6,044
Spartan Stores Inc.(2)	486	5,064
Sysco Corp.	19,254	597,837
Tootsie Roll Industries Inc.(1)	213	6,162
United Natural Foods Inc.(1)(2)	1,238	32,683
Whole Foods Market Inc.	4,161	322,020
Wild Oats Markets Inc.(1)(2)	617	7,453
Wrigley (William Jr.) Co.	5,355	356,054

		2,434,063
FOREST PRODUCTS & PAPER—0.01%
Deltic Timber Corp.	288	14,936
Neenah Paper Inc.	66	1,848
Xerium Technologies Inc.	313	2,632

		19,416
GAS—0.00%
EnergySouth Inc.	32	857
New Jersey Resources Corp.	19	796

		1,653
HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.(1)	825	21,161
Black & Decker Corp.	1,356	117,918
Franklin Electric Co. Inc.(1)	690	27,283
Lincoln Electric Holdings Inc.	184	7,297
Regal-Beloit Corp.	428	15,151
Stanley Works (The)	1,562	75,038

		263,848
HEALTH CARE-PRODUCTS—6.87%
Abaxis Inc.(2)	499	8,224
ABIOMED Inc.(2)	635	5,867
Adeza Biomedical Corp.(2)	204	4,294
Advanced Medical Optics Inc.(2)	1,882	78,668
Align Technology Inc.(1)(2)	1,830	11,840
American Medical Systems Holdings Inc.(2)	2,098	37,407
AngioDynamics Inc.(2)	131	3,344
Animas Corp.(2)	212	5,120
Arrow International Inc.	540	15,655
ArthroCare Corp.(1)(2)	747	31,479
Aspect Medical Systems Inc.(1)(2)	415	14,255
Bard (C.R.) Inc.	3,213	211,801
Bausch & Lomb Inc.	1,405	95,400
Baxter International Inc.	18,911	711,999
Beckman Coulter Inc.	1,869	106,346
Becton, Dickinson & Co.	7,705	462,916
Biomet Inc.	7,706	281,808
Biosite Inc.(1)(2)	514	28,933
Boston Scientific Corp.(2)	20,084	491,857
Bruker BioSciences Corp.(2)	608	2,955
Candela Corp.(1)(2)	745	10,758
Cantel Medical Corp.(2)	416	7,463
Cepheid Inc.(1)(2)	1,113	9,772
Cooper Companies Inc.	1,108	56,840
Cyberonics Inc.(1)(2)	606	19,574
Cytyc Corp.(2)	3,518	99,313
Dade Behring Holdings Inc.	2,714	110,975
DENTSPLY International Inc.	2,476	132,936
DexCom Inc.(2)	231	3,447
Diagnostic Products Corp.(1)	648	31,460
DJ Orthopedics Inc.(2)	382	10,536

Edwards Lifesciences Corp.(2)	1,824	75,897
Encore Medical Corp.(2)	1,316	6,514
EPIX Pharmaceuticals Inc.(2)	830	3,353
ev3 Inc.(2)	298	4,393
FoxHollow Technologies Inc.(1)(2)	452	13,465
Gen-Probe Inc.(2)	1,507	73,527
Guidant Corp.	9,886	640,119
Haemonetics Corp.(2)	717	35,033
HealthTronics Inc.(2)	691	5,286
Henry Schein Inc.(2)	2,672	116,606
Hillenbrand Industries Inc.	520	25,693
Hologic Inc.(2)	1,266	48,007
ICU Medical Inc.(2)	317	12,430
IDEXX Laboratories Inc.(2)	1,028	73,995
Immucor Inc.(2)	1,357	31,700
INAMED Corp.(2)	1,131	99,166
IntraLase Corp.(2)	543	9,682
Intuitive Surgical Inc.(1)(2)	1,044	122,430
Inverness Medical Innovations Inc.(1)(2)	91	2,158
IRIS International Inc.(2)	389	8,504
Johnson & Johnson	90,308	5,427,511
Kensey Nash Corp.(1)(2)	390	8,592
Kinetic Concepts Inc.(2)	1,416	56,300
Kyphon Inc.(1)(2)	829	33,848
Laserscope(1)(2)	615	13,813
LCA-Vision Inc.	626	29,741
Lifeline Systems Inc.(2)	430	15,721
Luminex Corp.(1)(2)	1,052	12,224
Medtronic Inc.	36,743	2,115,295
Mentor Corp.(1)	1,031	47,508
Merge Technologies Inc.(2)	498	12,470
Meridian Bioscience Inc.	507	10,211
Merit Medical Systems Inc.(2)	270	3,278
Micro Therapeutics Inc.(2)	636	4,407
Neurometrix Inc.(2)	105	2,864
NuVasive Inc.(2)	400	7,240
NxStage Medical Inc.(2)	141	1,686
Oakley Inc.	520	7,639
OraSure Technologies Inc.(2)	1,346	11,872
Palomar Medical Technologies Inc.(1)(2)	553	19,377
Patterson Companies Inc.(1)(2)	4,104	137,074
PolyMedica Corp.	731	24,467
PSS World Medical Inc.(1)(2)	2,042	30,303
ResMed Inc.(1)(2)	2,066	79,148
Respironics Inc.(2)	2,254	83,556
Somanetics Corp.(2)	284	9,088
SonoSite Inc.(1)(2)	422	14,774
St. Jude Medical Inc.(2)	11,034	553,907
Stereotaxis Inc.(2)	303	2,609
Steris Corp.	329	8,232
Stryker Corp.	8,939	397,160
SurModics Inc.(2)	419	15,499
Sybron Dental Specialties Inc.(2)	813	32,366
Symmetry Medical Inc.(2)	137	2,656
TECHNE Corp.(2)	1,132	63,562
ThermoGenesis Corp.(1)(2)	1,008	4,869
Thoratec Corp.(1)(2)	1,372	28,387
TriPath Imaging Inc.(2)	1,014	6,125
Varian Medical Systems Inc.(2)	4,054	204,078
Ventana Medical Systems Inc.(1)(2)	998	42,265
Viasys Healthcare Inc.(2)	113	2,904
Vital Images Inc.(2)	397	10,382
Vital Sign Inc.	141	6,038

VNUS Medical Technologies Inc.(2)	135	1,131
West Pharmaceutical Services Inc.	833	20,850
Wright Medical Group Inc.(1)(2)	819	16,708
Young Innovations Inc.	111	3,783
Zimmer Holdings Inc.(2)	7,517	506,946
Zoll Medical Corp.(2)	119	2,998

		14,664,662
HEALTH CARE-SERVICES—3.45%
Aetna Inc.	7,043	664,225
Alliance Imaging Inc.(2)	636	3,784
Allied Healthcare International Inc.(2)	408	2,505
Amedisys Inc.(1)(2)	518	21,880
America Service Group Inc.(2)	412	6,534
American Dental Partners Inc.(2)	106	1,916
American Healthways Inc.(2)	953	43,123
American Retirement Corp.(2)	935	23,497
AMERIGROUP Corp.(2)	1,468	28,567
AmSurg Corp.(1)(2)	819	18,722
Apria Healthcare Group Inc.(2)	1,434	34,574
Beverly Enterprises Inc.(2)	3,417	39,876
Bio-Reference Laboratories Inc.(2)	404	7,599
Brookdale Senior Living Inc.	210	6,260
Centene Corp.(2)	1,226	32,232
Community Health Systems Inc.(2)	2,098	80,437
Covance Inc.(2)	1,922	93,313
Coventry Health Care Inc.(2)	4,933	280,984
DaVita Inc.(2)	3,085	156,224
Genesis HealthCare Corp.(2)	17	621
Gentiva Health Services Inc.(2)	491	7,237
HCA Inc.	13,367	675,034
Health Management Associates Inc. Class A	6,805	149,438
Health Net Inc.(2)	2,038	105,059
Horizon Health Corp.(2)	288	6,517
Humana Inc.(2)	3,745	203,466
Laboratory Corp. of America Holdings(2)	4,124	222,077
LHC Group Inc.(2)	74	1,290
LifePoint Hospitals Inc.(2)	1,611	60,413
Lincare Holdings Inc.(2)	2,849	119,402
Magellan Health Services Inc.(2)	178	5,598
Manor Care Inc.(1)	2,337	92,942
Matria Healthcare Inc.(1)(2)	685	26,551
MedCath Corp.(2)	38	705
Molina Healthcare Inc.(2)	398	10,603
National Healthcare Corp.	104	3,888
Odyssey Healthcare Inc.(1)(2)	655	12,209
Option Care Inc.(1)	609	8,136
PainCare Holdings Inc.(2)	1,552	5,060
Pediatrix Medical Group Inc.(2)	724	64,125
Psychiatric Solutions Inc.(2)	709	41,647
Quest Diagnostics Inc.	4,915	253,024
Radiation Therapy Services Inc.(2)	298	10,522
RehabCare Group Inc.(2)	89	1,798
Renal Care Group Inc.(2)	1,986	93,958
Sierra Health Services Inc.(2)	616	49,255
Specialty Laboratories Inc.(2)	103	1,344
Sunrise Senior Living Inc.(2)	971	32,732
Symbion Inc.(2)	396	9,108
Tenet Healthcare Corp.(2)	1,840	14,094
Triad Hospitals Inc.(2)	1,009	39,583
U.S. Physical Therapy Inc.(2)	346	6,391
United Surgical Partners International Inc.(1)(2)	1,270	40,831
UnitedHealth Group Inc.	41,358	2,570,011

Universal Health Services Inc. Class B	993	46,413
VistaCare Inc. Class A(2)	200	2,500
Wellcare Health Plans Inc.(2)	487	19,894
WellPoint Inc.(2)	10,085	804,651

		7,364,379
HOLDING COMPANIES-DIVERSIFIED—0.03%
Resource America Inc. Class A	125	2,131
Walter Industries Inc.(1)	1,139	56,631

		58,762
HOME BUILDERS—0.58%
Beazer Homes USA Inc.(1)	487	35,473
Brookfield Homes Corp.(1)	416	20,688
Centex Corp.(1)	2,029	145,053
Champion Enterprises Inc.(2)	2,489	33,900
Comstock Homebuilding Companies Inc. Class A(2)	105	1,482
Fleetwood Enterprises Inc.(2)	738	9,114
Horton (D.R.) Inc.	6,065	216,702
Hovnanian Enterprises Inc. Class A(1)(2)	960	47,654
KB Home	2,057	149,462
Lennar Corp. Class A	2,286	139,492
M.D.C. Holdings Inc.	609	37,746
NVR Inc.(1)(2)	164	115,128
Orleans Homebuilders Inc.	24	440
Ryland Group Inc.(1)	1,102	79,487
Standard Pacific Corp.	206	7,581
Thor Industries Inc.(1)	1,121	44,918
Toll Brothers Inc.(1)(2)	3,165	109,636
William Lyon Homes Inc.(2)	18	1,816
Williams Scotsman International Inc.(2)	143	2,475
Winnebago Industries Inc.(1)	1,014	33,746

		1,231,993
HOME FURNISHINGS—0.13%
American Woodmark Corp.(1)	336	8,329
Bassett Furniture Industries Inc.	120	2,220
DTS Inc.(2)	496	7,341
Ethan Allen Interiors Inc.(1)	174	6,356
Harman International Industries Inc.	2,067	202,256
Maytag Corp.	1,453	27,345
Stanley Furniture Co. Inc.	15	348
Tempur-Pedic International Inc.(1)(2)	1,167	13,421
TiVo Inc.(1)(2)	2,171	11,116
Universal Electronics Inc.(2)	296	5,100

		283,832
HOUSEHOLD PRODUCTS & WARES—0.56%
ACCO Brands Corp.(2)	1,232	30,184
Avery Dennison Corp.	2,336	129,111
Church & Dwight Co. Inc.(1)	1,955	64,574
CNS Inc.	288	6,310
Fortune Brands Inc.	4,392	342,664
Fossil Inc.(1)(2)	1,617	34,782
Harland (John H.) Co.(1)	656	24,666
Jarden Corp.(1)(2)	2,093	63,104
Kimberly-Clark Corp.	6,580	392,497
Playtex Products Inc.(2)	1,165	15,926
Prestige Brands Holdings Inc.(2)	113	1,413
Scotts Miracle-Gro Co. (The) Class A	198	8,958
Spectrum Brands Inc.(1)(2)	859	17,446
Tupperware Corp.	930	20,832

WD-40 Co.	306	8,036
Yankee Candle Co. Inc. (The)(1)	1,343	34,381

		1,194,884
HOUSEWARES—0.04%
Lifetime Brands Inc.	179	3,700
Newell Rubbermaid Inc.	1,361	32,365
Toro Co.	1,329	58,170

		94,235
INSURANCE—1.52%
AFLAC Inc.	12,157	564,328
Ambac Financial Group Inc.	726	55,946
American Equity Investment Life Holding Co.(1)	296	3,863
American International Group Inc.	20,701	1,412,429
Argonaut Group Inc.(1)(2)	541	17,729
Berkley (W.R.) Corp.	627	29,858
Brown & Brown Inc.	3,368	102,859
Crawford & Co. Class B	214	1,233
Direct General Corp.(1)	19	321
Enstar Group Inc.(2)	103	6,824
Erie Indemnity Co. Class A	210	11,172
Gallagher (Arthur J.) & Co.	2,396	73,988
Hanover Insurance Group Inc. (The)	187	7,811
HCC Insurance Holdings Inc.	1,681	49,892
Hilb, Rogal & Hobbs Co.(1)	217	8,357
James River Group Inc.(2)	8	159
Markel Corp.(2)	133	42,168
MBIA Inc.	204	12,273
Midland Co. (The)	117	4,217
National Interstate Corp.	273	5,206
Navigators Group Inc. (The)(2)	191	8,330
Philadelphia Consolidated Holding Corp.(1)(2)	403	38,966
ProAssurance Corp.(2)	394	19,164
Progressive Corp. (The)	5,498	642,056
Prudential Financial Inc.	1,109	81,168
Republic Companies Group Inc.	38	588
Safety Insurance Group Inc.	12	484
SeaBright Insurance Holdings(2)	19	316
Tower Group Inc.	93	2,044
Transatlantic Holdings Inc.	31	2,083
Unitrin Inc.	737	33,202
Universal American Financial Corp.(2)	288	4,343
Zenith National Insurance Corp.	179	8,255

		3,251,632
INTERNET—3.64%
Agile Software Corp.(2)	830	4,963
Akamai Technologies Inc.(1)(2)	4,192	83,547
Amazon.com Inc.(1)(2)	9,307	438,825
Applied Digital Solutions Inc.(1)(2)	1,875	5,381
aQuantive Inc.(1)(2)	1,834	46,290
Arbinet-thexchange Inc.(2)	317	2,222
AsiaInfo Holdings Inc.(2)	499	1,986
Audible Inc.(1)(2)	547	7,023
autobytel.com Inc.(2)	1,225	6,052
Avocent Corp.(2)	1,218	33,117
Blue Coat Systems Inc.(2)	298	13,625
Blue Nile Inc.(1)(2)	466	18,784
CheckFree Corp.(1)(2)	2,045	93,866
Click Commerce Inc.(1)(2)	295	6,201
CMGI Inc.(2)	12,037	18,296
CNET Networks Inc.(1)(2)	4,131	60,684

Cogent Communications Group Inc.(2)	426	2,339
CyberSource Corp.(2)	1,133	7,478
Digital Insight Corp.(2)	1,002	32,084
Digital River Inc.(1)(2)	1,118	33,249
Digitas Inc.(2)	2,650	33,178
Drugstore.com Inc.(2)	2,781	7,926
EarthLink Inc.(1)(2)	3,640	40,440
eBay Inc.(2)	33,079	1,430,667
eCollege.com Inc.(1)(2)	513	9,249
Emdeon Corp.(2)	6,575	55,625
Entrust Inc.(2)	1,940	9,390
Equinix Inc.(1)(2)	434	17,690
eResearch Technology Inc.(1)(2)	1,536	23,194
Expedia Inc.(2)	3,000	71,880
F5 Networks Inc.(2)	1,150	65,769
FTD Group Inc.(2)	495	5,143
Google Inc. Class A(2)	5,007	2,077,204
GSI Commerce Inc.(2)	1,114	16,810
Harris Interactive Inc.(2)	514	2,215
HomeStore Inc.(2)	5,052	25,765
IAC/InterActiveCorp(2)	3,000	84,930
InfoSpace Inc.(2)	813	20,992
Internet Security Systems Inc.(2)	813	17,032
Interwoven Inc.(2)	224	1,897
Ipass Inc.(2)	1,248	8,187
iVillage Inc.(2)	1,155	9,263
j2 Global Communications Inc.(2)	659	28,166
Jupitermedia Corp.(1)(2)	691	10,213
Keynote Systems Inc.(2)	418	5,371
Lionbridge Technologies Inc.(2)	1,773	12,446
MatrixOne Inc.(2)	222	1,108
McAfee Inc.(2)	4,827	130,957
Monster Worldwide Inc.(1)(2)	3,203	130,746
Motive Inc.(2)	726	2,243
NetFlix Inc.(1)(2)	1,110	30,037
NIC Inc.(2)	926	5,704
Nutri/System Inc.(2)	761	27,411
1-800 CONTACTS INC.(2)	201	2,354
1-800-FLOWERS.COM Inc.(2)	826	5,303
Online Resources Corp.(2)	610	6,741
Openwave Systems Inc.(1)(2)	2,594	45,317
Opsware Inc.(2)	1,942	13,186
Overstock.com Inc.(1)(2)	278	7,826
Priceline.com Inc.(2)	728	16,249
ProQuest Co.(1)(2)	632	17,639
Provide Commerce Inc.(2)	226	7,483
RealNetworks Inc.(2)	3,830	29,721
Redback Networks Inc.(2)	238	3,346
RightNow Technologies Inc.(2)	316	5,833
RSA Security Inc.(2)	726	8,153
S1 Corp.(2)	685	2,980
Sapient Corp.(2)	2,070	11,778
Secure Computing Corp.(2)	1,019	12,493
Sohu.com Inc.(2)	822	15,075
Stamps.com Inc.(2)	486	11,159
Stellent Inc.(2)	517	5,134
SupportSoft Inc.(2)	1,039	4,385
Symantec Corp.(2)	21,952	384,160
Terremark Worldwide Inc.(2)	958	4,455
TIBCO Software Inc.(2)	4,658	34,795
Travelzoo Inc.(1)(2)	194	4,268
TriZetto Group Inc. (The)(2)	1,215	20,643
United Online Inc.	600	8,532

ValueClick Inc.(1)(2)	2,446	44,297
Vasco Data Security International Inc.(2)	622	6,133
VeriSign Inc.(2)	7,926	173,738
Vignette Corp.(2)	392	6,394
WebEx Communications Inc.(1)(2)	937	20,267
WebMD Health Corp. Class A(2)	168	4,880
Websense Inc.(1)(2)	740	48,574
WebSideStory Inc.(2)	174	3,155
Yahoo! Inc.(2)	36,766	1,440,492

		7,771,798
INVESTMENT COMPANIES—0.01%
Gladstone Capital Corp.(1)	11	235
Gladstone Investment Corp.	384	5,219
Harris & Harris Group Inc.(2)	539	7,492
NGP Capital Resources Co.	229	3,007
Technology Investment Capital Corp.	328	4,953

		20,906
IRON & STEEL—0.11%
AK Steel Holding Corp.(2)	3,567	28,358
Allegheny Technologies Inc.	2,940	106,075
Cleveland-Cliffs Inc.(1)	697	61,733
Gibraltar Industries Inc.	195	4,473
Reliance Steel & Aluminum Co.	517	31,599
Steel Technologies Inc.	317	8,873

		241,111
LEISURE TIME—0.32%
Ambassadors Group Inc.	398	9,110
Brunswick Corp.	2,136	86,850
Escalade Inc.	329	3,872
Harley-Davidson Inc.(1)	8,668	446,315
Life Time Fitness Inc.(2)	614	23,387
Marine Products Corp.(1)	482	5,056
Multimedia Games Inc.(1)(2)	286	2,646
Nautilus Inc.	909	16,962
Polaris Industries Inc.(1)	1,314	65,963
WMS Industries Inc.(1)(2)	603	15,129

		675,290
LODGING—0.77%
Ameristar Casinos Inc.	614	13,938
Boyd Gaming Corp.	1,327	63,245
Choice Hotels International Inc.	1,002	41,844
Gaylord Entertainment Co.(2)	439	19,136
Harrah’s Entertainment Inc.	3,411	243,170
Hilton Hotels Corp.	11,704	282,183
Las Vegas Sands Corp.(2)	636	25,103
Marriott International Inc. Class A	5,354	358,557
MGM Mirage(2)	3,593	131,755
Monarch Casino & Resort Inc.(2)	312	7,051
MTR Gaming Group Inc.(2)	625	6,506
Riviera Holdings Corp.(2)	316	5,179
Starwood Hotels & Resorts Worldwide Inc.	3,988	254,674
Station Casinos Inc.	1,645	111,531
Wynn Resorts Ltd.(1)(2)	1,403	76,955

		1,640,827
MACHINERY—1.13%
Applied Industrial Technologies Inc.	896	30,186
Astec Industries Inc.(2)	505	16,493
Bucyrus International Inc. Class A	624	32,885

Caterpillar Inc.	20,786	1,200,807
Cognex Corp.	1,350	40,622
Cummins Inc.(1)	744	66,759
Deere & Co.	803	54,692
Global Power Equipment Group Inc.(2)	419	1,894
Graco Inc.	2,154	78,578
IDEX Corp.	1,152	47,359
Intevac Inc.(2)	742	9,794
iRobot Corp.(2)	86	2,866
JLG Industries Inc.	1,584	72,325
Joy Global Inc.	3,724	148,960
Kadant Inc.(2)	108	1,998
Lindsay Manufacturing Co.	314	6,038
Manitowoc Co. Inc. (The)	824	41,381
Middleby Corp. (The)(2)	182	15,743
Nordson Corp.	303	12,275
Presstek Inc.(1)(2)	633	5,722
Rockwell Automation Inc.	5,526	326,918
Sauer-Danfoss Inc.	101	1,900
Stewart & Stevenson Services Inc.	531	11,220
TurboChef Technologies Inc.(1)(2)	384	5,514
Unova Inc.(1)(2)	1,570	53,066
Wabtec Corp.	1,424	38,306
Zebra Technologies Corp. Class A(1)(2)	2,128	91,185

		2,415,486
MANUFACTURING—5.98%
Actuant Corp. Class A	793	44,249
Applied Films Corp.(2)	10	208
Blount International Inc.(2)	584	9,303
Brink’s Co. (The)	1,332	63,816
Carlisle Companies Inc.(1)	438	30,288
Ceradyne Inc.(1)(2)	528	23,126
CLARCOR Inc.	1,245	36,989
Danaher Corp.	7,197	401,449
Donaldson Co. Inc.	2,334	74,221
Dover Corp.	4,205	170,260
Eaton Corp.	1,235	82,856
ESCO Technologies Inc.(2)	602	26,783
Flanders Corp.(2)	506	6,153
General Electric Co.(1)	244,286	8,562,224
Harsco Corp.	1,121	75,679
Illinois Tool Works Inc.	7,138	628,073
ITT Industries Inc.	2,542	261,368
Jacuzzi Brands Inc.(2)	2,051	17,228
Lancaster Colony Corp.	126	4,668
Leggett & Platt Inc.	1,665	38,228
Matthews International Corp. Class A	943	34,335
Pall Corp.	403	10,825
Parker Hannifin Corp.	1,536	101,315
Pentair Inc.	2,538	87,612
Raven Industries Inc.(1)	374	10,790
Reddy Ice Holdings Inc.	216	4,711
Roper Industries Inc.	2,278	90,004
Textron Inc.	808	62,200
3M Co.	23,364	1,810,710
Tredegar Corp.	417	5,375

		12,775,046
MEDIA—2.36%
Beasley Broadcast Group Inc. Class A	206	2,783
Cablevision Systems Corp.(2)	5,968	140,069
CKX Inc.(2)	496	6,448

Clear Channel Communications Inc.	5,570	175,177
Comcast Corp. Class A(2)	29,336	761,563
Courier Corp.	174	5,975
Crown Media Holdings Inc.(1)(2)	496	4,548
Cumulus Media Inc. Class A(2)	274	3,400
Dex Media Inc.	4,430	120,009
DIRECTV Group Inc. (The)(2)	19,632	277,204
Discovery Holding Co. Class A(2)	3,114	47,177
Dow Jones & Co. Inc.	1,660	58,913
EchoStar Communications Corp.(2)	7,040	191,277
Emmis Communications Corp.(2)	284	5,654
Entravision Communications Corp.(2)	1,673	11,912
Fisher Communications Inc.(2)	113	4,682
Gemstar-TV Guide International Inc.(2)	6,624	17,289
Hollinger International Inc.	1,880	16,845
Journal Communications Inc. Class A	183	2,553
Journal Register Co.	712	10,644
Liberty Corp.	122	5,711
Liberty Global Inc. Class A(2)	6,182	139,095
Liberty Media Corp. Class A(2)	31,211	245,631
LodgeNet Entertainment Corp.(2)	585	8,155
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	590	10,284
McGraw-Hill Companies Inc. (The)	11,413	589,253
Mediacom Communications Corp.(2)	1,763	9,679
Meredith Corp.	1,301	68,094
Nelson (Thomas) Inc.	121	2,983
News Corp. Class A	28,621	445,057
Outdoor Channel Holdings Inc.(2)	339	4,577
Playboy Enterprises Inc. Class B(2)	813	11,293
Radio One Inc. Class D(2)	912	9,439
Readers Digest Association Inc. (The)	2,457	37,396
Regent Communications Inc.(2)	511	2,371
Saga Communications Inc.(2)	180	1,957
Salem Communications Corp. Class A(2)	305	5,334
Scripps (E.W.) Co. Class A	2,515	120,770
Sinclair Broadcast Group Inc. Class A	1,479	13,607
Sirius Satellite Radio Inc.(1)(2)	40,574	271,846
Spanish Broadcasting System Inc. Class A(2)	734	3,751
Time Warner Inc.	7,634	133,137
Univision Communications Inc. Class A(2)	3,429	100,778
Value Line Inc.	18	622
Viacom Inc. Class B	7,834	255,388
Walt Disney Co. (The)	14,028	336,251
Washington Post Co. (The) Class B(1)	144	110,160
Westwood One Inc.	521	8,492
Wiley (John) & Sons Inc. Class A	1,364	53,251
World Wrestling Entertainment Inc.	91	1,336
WorldSpace Inc. Class A(2)	308	4,469
WPT Enterprises Inc.(1)(2)	314	1,865
XM Satellite Radio Holdings Inc. Class A(1)(2)	6,319	172,382

		5,048,536
METAL FABRICATE & HARDWARE—0.10%
Dynamic Materials Corp.	157	4,713
Earle M Jorgensen Co.(2)	616	5,686
Kaydon Corp.(1)	550	17,677
Lawson Products Inc.	106	4,000
Mueller Industries Inc.	282	7,732
NN Inc.	511	5,417
NS Group Inc.(2)	590	24,668
Precision Castparts Corp.	1,316	68,182
Quanex Corp.	600	29,982
RBC Bearings Inc.(2)	191	3,104

Sun Hydraulics Corp.	270	5,219
Timken Co. (The)	1,114	35,670
Worthington Industries Inc.	387	7,434

		219,484
MINING—0.32%
AMCOL International Corp.	537	11,019
Charles & Colvard Ltd.(1)	324	6,545
Coeur d’Alene Mines Corp.(1)(2)	6,581	26,324
Freeport-McMoRan Copper & Gold Inc.	5,426	291,919
Hecla Mining Co.(2)	3,526	14,316
Phelps Dodge Corp.	1,586	228,178
Royal Gold Inc.(1)	530	18,407
Southern Copper Corp.	821	54,991
Titanium Metals Corp.(2)	323	20,433

		672,132
OFFICE & BUSINESS EQUIPMENT—0.08%
Global Imaging Systems Inc.(1)(2)	596	20,639
Pitney Bowes Inc.	3,712	156,832
TRM Corp.(2)	396	2,950

		180,421
OFFICE FURNISHINGS—0.08%
Herman Miller Inc.(1)	2,141	60,355
HNI Corp.	1,720	94,480
Interface Inc. Class A(2)	842	6,921
Knoll Inc.	433	7,409
Steelcase Inc. Class A	652	10,321

		179,486
OIL & GAS—1.84%
Alon USA Energy Inc.(2)	236	4,637
Atlas America Inc.(2)	186	11,201
ATP Oil & Gas Corp.(2)	616	22,798
Atwood Oceanics Inc.(2)	432	33,709
Berry Petroleum Co. Class A	376	21,507
Bronco Drilling Co. Inc.(2)	170	3,912
Cabot Oil & Gas Corp.	710	32,021
Callon Petroleum Co.(2)	210	3,707
Carrizo Oil & Gas Inc.(2)	394	9,736
Cheniere Energy Inc.(2)	1,533	57,058
Chesapeake Energy Corp.	4,223	133,996
Clayton Williams Energy Inc.(2)	193	8,056
Comstock Resources Inc.(2)	1,262	38,504
Crosstex Energy Inc.	165	10,405
Delta Petroleum Corp.(1)(2)	1,060	23,076
Denbury Resources Inc.(2)	3,326	75,766
Diamond Offshore Drilling Inc.	1,726	120,061
Edge Petroleum Corp.(2)	35	872
Encore Acquisition Co.(2)	422	13,521
Endeavour International Corp.(2)	1,741	5,745
Energy Partners Ltd.(2)	235	5,121
ENSCO International Inc.	3,334	147,863
EOG Resources Inc.	7,245	531,566
Frontier Oil Corp.	1,581	59,335
FX Energy Inc.(1)(2)	1,120	8,938
Gasco Energy Inc.(2)	1,942	12,681
Giant Industries Inc.(2)	294	15,276
Goodrich Petroleum Corp.(2)	306	7,696
Grey Wolf Inc.(2)	5,670	43,829
Helmerich & Payne Inc.	994	61,539
Holly Corp.	499	29,376

KCS Energy Inc.(2)	1,433	34,707
Murphy Oil Corp.	5,051	272,703
Newfield Exploration Co.(2)	2,821	141,247
Noble Energy Inc.	735	29,621
Parallel Petroleum Corp.(2)	808	13,744
Parker Drilling Co.(2)	3,111	33,692
Patterson-UTI Energy Inc.	5,162	170,088
Penn Virginia Corp.(1)	196	11,250
Petrohawk Energy Corp.(2)	546	7,218
Petroleum Development Corp.(2)	398	13,269
Pioneer Drilling Co.(2)	447	8,015
Pioneer Natural Resources Co.	198	10,151
Plains Exploration & Production Co.(2)	2,263	89,909
Pride International Inc.(2)	2,450	75,338
Quicksilver Resources Inc.(2)	1,715	72,047
Range Resources Corp.	3,819	100,592
Remington Oil & Gas Corp.(2)	517	18,871
Rowan Companies Inc.	1,890	67,360
Southwestern Energy Co.(2)	5,116	183,869
St. Mary Land & Exploration Co.	1,376	50,651
Sunoco Inc.	3,306	259,124
Tesoro Corp.	1,107	68,136
TODCO Class A	1,510	57,471
Toreador Resources Corp.(2)	307	6,468
Tri-Valley Corp.(1)(2)	516	4,014
Unit Corp.(2)	1,361	74,896
W&T Offshore Inc.	136	3,998
Warren Resources Inc.(2)	592	9,365
XTO Energy Inc.	11,012	483,867

		3,925,189
OIL & GAS SERVICES—1.50%
Baker Hughes Inc.	10,311	626,703
BJ Services Co.	9,900	363,033
Cal Dive International Inc.(2)	2,398	86,064
CARBO Ceramics Inc.	553	31,256
Cooper Cameron Corp.(1)(2)	2,630	108,882
Dresser-Rand Group Inc.(2)	760	18,377
Dril-Quip Inc.(2)	95	4,484
FMC Technologies Inc.(1)(2)	2,156	92,536
Global Industries Ltd.(2)	1,447	16,423
Grant Prideco Inc.(2)	3,839	169,377
Gulf Island Fabrication Inc.	313	7,609
Halliburton Co.	13,576	841,169
Hercules Offshore Inc.(2)	156	4,432
Hornbeck Offshore Services Inc.(2)	622	20,339
Hydril Co. LP(2)	609	38,123
Lone Star Technologies Inc.(2)	836	43,188
Lufkin Industries Inc.	408	20,347
MarkWest Hydrocarbon Inc.	289	6,361
Maverick Tube Corp.(2)	643	25,630
National Oilwell Varco Inc.(2)	3,082	193,241
Newpark Resources Inc.(1)(2)	2,179	16,626
Oceaneering International Inc.(2)	784	39,028
Oil States International Inc.(2)	1,230	38,966
RPC Inc.	214	5,637
Seacor Holdings Inc.(2)	25	1,703
Smith International Inc.(1)	6,512	241,660
Superior Energy Services Inc.(2)	2,180	45,889
Superior Well Services Inc.(2)	237	5,631
Tetra Technologies Inc.(2)	1,104	33,694
Tidewater Inc.	728	32,367
Union Drilling Inc.(2)	167	2,427

W-H Energy Services Inc.(2)	915	30,268

		3,211,470
PACKAGING & CONTAINERS—0.10%
Ball Corp.	402	15,967
Crown Holdings Inc.(2)	5,106	99,720
Greif Inc. Class A	389	25,783
Pactiv Corp.(2)	601	13,222
Sealed Air Corp.(2)	929	52,182
Silgan Holdings Inc.	425	15,351

		222,225
PHARMACEUTICALS—5.60%
Abbott Laboratories	41,186	1,623,964
Abgenix Inc.(2)	2,846	61,217
ACADIA Pharmaceuticals Inc.(2)	730	7,191
Adams Respiratory Therapeutics Inc.(2)	176	7,156
Adolor Corp.(2)	1,120	16,352
Alkermes Inc.(2)	2,906	55,563
Allergan Inc.(1)	3,989	430,652
Alpharma Inc. Class A	265	7,555
American Pharmaceutical Partners Inc.(1)(2)	694	26,920
Amylin Pharmaceuticals Inc.(2)	3,322	132,614
Andrx Corp.(2)	1,734	28,559
Antigenics Inc.(1)(2)	215	1,023
Array BioPharma Inc.(2)	1,008	7,066
AtheroGenics Inc.(1)(2)	1,012	20,250
AVANIR Pharmaceuticals Class A(2)	2,494	8,579
Barr Pharmaceuticals Inc.(2)	3,154	196,463
Bentley Pharmaceuticals Inc.(1)(2)	406	6,662
Bioenvision Inc.(2)	841	5,492
BioMarin Pharmaceutical Inc.(2)	2,225	23,986
BioScrip Inc.(2)	138	1,041
Bristol-Myers Squibb Co.	24,143	554,806
Caraco Pharmaceutical Laboratories Ltd.(2)	430	3,861
Cardinal Health Inc.	8,459	581,556
Caremark Rx Inc.(2)	12,386	641,471
Cell Therapeutics Inc.(1)(2)	1,932	4,212
Cephalon Inc.(1)(2)	1,742	112,777
Connetics Corp.(2)	930	13,439
Conor Medsystems Inc.(2)	142	2,748
Cubist Pharmaceuticals Inc.(2)	1,644	34,935
CV Therapeutics Inc.(1)(2)	1,401	34,647
Cypress Bioscience Inc.(2)	810	4,682
Discovery Laboratories Inc.(2)	1,747	11,670
DOV Pharmaceutical Inc.(2)	849	12,463
Durect Corp.(2)	1,027	5,207
DUSA Pharmaceuticals Inc.(2)	287	3,091
Endo Pharmaceuticals Holdings Inc.(2)	1,445	43,726
Express Scripts Inc.(2)	3,756	314,753
First Horizon Pharmaceutical Corp.(1)(2)	696	12,006
Forest Laboratories Inc.(2)	10,711	435,723
Gilead Sciences Inc.(2)	13,737	722,978
HealthExtras Inc.(2)	644	16,164
Hi-Tech Pharmacal Co. Inc.(2)	227	10,054
Hospira Inc.(2)	2,244	95,998
Idenix Pharmaceuticals Inc.(2)	319	5,458
I-Flow Corp.(1)(2)	715	10,453
ImClone Systems Inc.(1)(2)	2,172	74,369
Inspire Pharmaceuticals Inc.(2)	1,526	7,752
Introgen Therapeutics Inc.(1)(2)	1,035	5,454
Isis Pharmaceuticals Inc.(2)	1,539	8,064
ISTA Pharmaceuticals Inc.(2)	415	2,639

IVAX Corp.(2)	4,966	155,585
Kos Pharmaceuticals Inc.(2)	425	21,985
K-V Pharmaceutical Co. Class A(1)(2)	1,132	23,319
Lilly (Eli) & Co.	27,811	1,573,824
Mannatech Inc.(1)	328	4,530
MannKind Corp.(2)	921	10,370
Medarex Inc.(2)	3,366	46,619
Medco Health Solutions Inc.(2)	6,517	363,649
Medicines Co. (The)(1)(2)	1,364	23,802
Medicis Pharmaceutical Corp. Class A(1)	1,653	52,979
Merck & Co. Inc.	15,487	492,641
MGI Pharma Inc.(1)(2)	2,282	39,159
Mylan Laboratories Inc.	1,880	37,525
Nabi Biopharmaceuticals(2)	1,832	6,192
Nastech Pharmaceutical Co. Inc.(2)	508	7,478
Nature’s Sunshine Products Inc.	417	7,539
NBTY Inc.(2)	609	9,896
NeoPharm Inc.(2)	528	5,697
Neurocrine Biosciences Inc.(2)	1,142	71,638
New River Pharmaceuticals Inc.(2)	216	11,206
NitroMed Inc.(1)(2)	614	8,565
Noven Pharmaceuticals Inc.(2)	713	10,788
NPS Pharmaceuticals Inc.(2)	1,276	15,108
Nuvelo Inc.(2)	291	2,360
Omnicare Inc.	1,132	64,773
Onyx Pharmaceuticals Inc.(1)(2)	1,113	32,010
OSI Pharmaceuticals Inc.(2)	1,650	46,266
Pain Therapeutics Inc.(1)(2)	638	4,313
Par Pharmaceutical Companies Inc.(1)(2)	848	26,576
Penwest Pharmaceuticals Co.(1)(2)	631	12,317
Perrigo Co.	140	2,087
Pharmion Corp.(2)	712	12,652
POZEN Inc.(2)	920	8,823
Progenics Pharmaceuticals Inc.(2)	617	15,431
Renovis Inc.(2)	797	12,194
Rigel Pharmaceuticals Inc.(2)	584	4,882
Salix Pharmaceuticals Ltd.(1)(2)	1,254	22,045
Schering-Plough Corp.	44,823	934,560
Sepracor Inc.(2)	3,208	165,533
Star Scientific Inc.(1)(2)	1,343	3,156
Tanox Inc.(2)	79	1,293
Threshold Pharmaceuticals Inc.(2)	335	4,841
Tiens Biotech Group (USA) Inc.(2)	73	264
Trimeris Inc.(1)(2)	414	4,757
United Therapeutics Inc.(2)	634	43,822
USANA Health Sciences Inc.(2)	234	8,976
Valeant Pharmaceuticals International	2,655	48,002
VCA Antech Inc.(1)(2)	2,395	67,539
ViaCell Inc.(2)	100	562
Wyeth	20,267	933,701
XenoPort Inc.(2)	274	4,927
Zymogenetics Inc.(2)	912	15,513

		11,959,730
PIPELINES—0.34%
Equitable Resources Inc.	3,232	118,582
Kinder Morgan Inc.	2,716	249,736
Questar Corp.	581	43,982
Western Gas Resources Inc.(1)	1,647	77,557
Williams Companies Inc.	10,406	241,107

		730,964

REAL ESTATE—0.18%
CB Richard Ellis Group Inc. Class A(2)	1,542	90,747
Consolidated-Tomoka Land Co.	133	9,430
Forest City Enterprises Inc. Class A	1,921	72,864
HouseValues Inc.(1)(2)	117	1,525
Jones Lang LaSalle Inc.	841	42,344
St. Joe Co. (The)(1)	2,266	152,321
Tarragon Corp.(1)(2)	290	5,980
Trammell Crow Co.(2)	137	3,514
ZipRealty Inc.(2)	200	1,684

		380,409
REAL ESTATE INVESTMENT TRUSTS—0.53%
Aames Investment Corp.	95	614
Acadia Realty Trust	109	2,185
Alexander’s Inc.(2)	59	14,485
Alexandria Real Estate Equities Inc.	184	14,812
CenterPoint Properties Trust	140	6,927
Columbia Equity Trust Inc.	122	1,970
Cousins Properties Inc.	414	11,716
Deerfield Triarc Capital Corp.	223	3,055
DiamondRock Hospitality Co.	218	2,607
Digital Realty Trust Inc.	29	656
EastGroup Properties Inc.	57	2,574
ECC Capital Corp.	1,046	2,364
Entertainment Properties Trust	449	18,297
Equity Lifestyle Properties Inc.	398	17,711
Federal Realty Investment Trust	551	33,418
General Growth Properties Inc.	2,703	127,014
Getty Realty Corp.(1)	423	11,121
Glimcher Realty Trust(1)	965	23,469
Global Signal Inc.	383	16,530
GMH Communities Trust	494	7,662
Inland Real Estate Corp.	1,220	18,044
JER Investors Trust Inc.	109	1,848
Kilroy Realty Corp.	272	16,837
KKR Financial Corp.	245	5,878
Lexington Corporate Properties Trust	274	5,836
Macerich Co. (The)	501	33,637
Medical Properties Trust Inc.	114	1,115
MFA Mortgage Investments Inc.	387	2,206
Mid-America Apartment Communities Inc.	13	631
Mills Corp.	1,650	69,201
National Health Realty Inc.	15	279
Nationwide Health Properties Inc.	288	6,163
New Century Financial Corp.	797	28,748
Newkirk Realty Trust Inc.	205	3,178
Omega Healthcare Investors Inc.	1,513	19,049
One Liberty Properties Inc.	96	1,767
ProLogis	599	27,985
Public Storage Inc.	1,929	130,632
RAIT Investment Trust	292	7,569
Saul Centers Inc.	237	8,556
Simon Property Group Inc.	1,854	142,072
SL Green Realty Corp.	103	7,868
Sovran Self Storage Inc.	17	798
Strategic Hotel Capital Inc.	229	4,713
Sun Communities Inc.	186	5,840
Tanger Factory Outlet Centers Inc.	1,004	28,855
Taubman Centers Inc.	894	31,067
Town & Country Trust (The)(1)	509	17,209
United Dominion Realty Trust Inc.	1,621	37,996
Universal Health Realty Income Trust	179	5,610
Ventas Inc.	3,192	102,208

Washington Real Estate Investment Trust(1)	1,165	35,358

		1,127,940
RETAIL—9.60%
Abercrombie & Fitch Co. Class A	2,654	172,988
AC Moore Arts & Crafts Inc.(1)(2)	408	5,936
Advance Auto Parts Inc.(2)	3,296	143,244
Aeropostale Inc.(2)	1,747	45,946
AFC Enterprises Inc.	490	7,409
Allion Healthcare Inc.(2)	214	2,493
American Eagle Outfitters Inc.	3,590	82,498
America’s Car-Mart Inc.(1)(2)	324	5,352
AnnTaylor Stores Corp.(2)	1,130	39,008
Applebee’s International Inc.	2,322	52,454
AutoZone Inc.(2)	1,739	159,553
Barnes & Noble Inc.	331	14,124
Bebe Stores Inc.	641	8,993
Bed Bath & Beyond Inc.(2)	8,965	324,085
Best Buy Co. Inc.	12,327	535,978
Big 5 Sporting Goods Corp.	719	15,739
Big Lots Inc.(2)	754	9,056
BJ’s Restaurants Inc.(2)	315	7,201
Bombay Co. Inc. (The)(1)(2)	310	918
Brinker International Inc.	2,759	106,663
Buckle Inc. (The)	113	3,643
Buffalo Wild Wings Inc.(2)	284	9,432
Build-A-Bear Workshop Inc.(1)(2)	181	5,365
Cabela’s Inc. Class A(1)(2)	596	9,894
Cache Inc.(2)	428	7,413
California Pizza Kitchen Inc.(1)(2)	505	16,145
CarMax Inc.(2)	3,157	87,386
Cash America International Inc.	130	3,015
Casual Male Retail Group Inc.(2)	632	3,874
Cato Corp. Class A	310	6,650
CBRL Group Inc.	617	21,688
CEC Entertainment Inc.(2)	1,117	38,023
Charlotte Russe Holding Inc.(2)	236	4,916
Cheesecake Factory (The)(1)(2)	2,402	89,811
Chico’s FAS Inc.(2)	5,530	242,933
Children’s Place Retail Stores Inc. (The)(2)	611	30,196
Christopher & Banks Corp.	1,218	22,874
Circuit City Stores Inc.	2,466	55,707
Citi Trends Inc.(2)	105	4,482
CKE Restaurants Inc.	1,847	24,953
Claire’s Stores Inc.	2,470	72,173
Coldwater Creek Inc.(1)(2)	1,142	34,865
Conn’s Inc.(2)	61	2,249
Copart Inc.(2)	2,072	47,780
Cost Plus Inc.(2)	426	7,306
Costco Wholesale Corp.	5,442	269,216
CSK Auto Corp.(2)	1,233	18,594
CVS Corp.	24,656	651,412
Darden Restaurants Inc.	4,780	185,846
Deb Shops Inc.	98	2,914
Denny’s Corp.(2)	1,469	5,920
Design Within Reach Inc.(1)(2)	543	2,878
Dick’s Sporting Goods Inc.(2)	1,132	37,628
Dollar General Corp.	9,915	189,079
Dollar Tree Stores Inc.(2)	2,364	56,594
Dress Barn Inc.(2)	430	16,602
DSW Inc. Class A(2)	269	7,053
Family Dollar Stores Inc.(1)	3,708	91,921
Finish Line Inc. (The)	1,322	23,029

First Cash Inc.(2)	191	5,570
Foot Locker Inc.	2,362	55,720
Fred’s Inc.(1)	826	13,439
GameStop Corp. Class A(2)	1,657	52,726
Gap Inc. (The)	18,150	320,166
Genesco Inc.(1)(2)	521	20,210
Golf Galaxy Inc.(2)	144	2,758
Guitar Center Inc.(1)(2)	794	39,708
Hibbet Sporting Goods Inc.(2)	989	28,167
Home Depot Inc.	65,524	2,652,412
Hot Topic Inc.(1)(2)	1,219	17,371
IHOP Corp.	138	6,474
Insight Enterprises Inc.(2)	282	5,530
Jack in the Box Inc.(2)	174	6,078
Jill (J.) Group Inc. (The)(2)	480	9,134
Joseph A. Bank Clothiers Inc.(2)	389	16,886
Kenneth Cole Productions Inc. Class A	320	8,160
Kohl’s Corp.(2)	9,337	453,778
Krispy Kreme Doughnuts Inc.(1)(2)	823	4,724
Limited Brands Inc.	10,597	236,843
Longs Drug Stores Corp.(1)	731	26,601
Lowe’s Companies Inc.(1)	23,516	1,567,577
MarineMax Inc.(2)	101	3,189
McCormick & Schmick’s Seafood Restaurants Inc.(2)	81	1,831
Men’s Wearhouse Inc. (The)(2)	1,367	40,244
Michaels Stores Inc.	4,199	148,519
Movie Gallery Inc.(1)	642	3,602
MSC Industrial Direct Co. Inc. Class A	1,319	53,050
New York & Co. Inc.(2)	522	11,066
99 Cents Only Stores(2)	404	4,226
Nordstrom Inc.	6,578	246,017
Nu Skin Enterprises Inc. Class A	1,570	27,601
O’Charley’s Inc.(2)	116	1,799
O’Reilly Automotive Inc.(1)(2)	3,096	99,103
Outback Steakhouse Inc.(1)	1,767	73,525
P.F. Chang’s China Bistro Inc.(1)(2)	807	40,051
Pacific Sunwear of California Inc.(2)	2,331	58,089
Panera Bread Co. Class A(2)	842	55,303
Pantry Inc. (The)(2)	535	25,140
Papa John’s International Inc.(2)	142	8,422
Penney (J.C.) Co. Inc.	2,192	121,875
Pep Boys-Manny, Moe & Jack Inc.	608	9,053
PETCO Animal Supplies Inc.(2)	1,653	36,283
PETsMART Inc.	4,417	113,340
Pier 1 Imports Inc.	722	6,303
RadioShack Corp.	4,088	85,971
Rare Hospitality International Inc.(2)	999	30,360
Red Robin Gourmet Burgers Inc.(1)(2)	398	20,282
Regis Corp.	342	13,191
Restoration Hardware Inc.(2)	1,123	6,760
Ross Stores Inc.	4,550	131,495
Ruby Tuesday Inc.(1)	1,994	51,625
Rush Enterprises Inc. Class A(2)	484	7,202
Ruth’s Chris Steak House(2)	318	5,756
Saks Inc.(2)	382	6,441
School Specialty Inc.(2)	233	8,491
Sears Holdings Corp.(2)	1,406	162,435
Select Comfort Corp.(1)(2)	1,126	30,796
Sharper Image Corp.(1)(2)	33	321
Sonic Corp.(2)	1,831	54,015
Sports Authority Inc. (The)(2)	132	4,109
Stage Stores Inc.	23	685

Staples Inc.	22,438	509,567
Starbucks Corp.(2)	23,710	711,537
Steak n Shake Co. (The)(2)	734	12,441
Stein Mart Inc.	700	12,705
Talbots Inc. (The)	620	17,248
Target Corp.	26,885	1,477,868
Texas Roadhouse Inc. Class A(2)	1,071	16,654
Tiffany & Co.	1,824	69,841
TJX Companies Inc.	14,655	340,436
Too Inc.(2)	89	2,511
Tractor Supply Co.(2)	1,049	55,534
Triarc Companies Inc. Class B	1,128	16,751
Tuesday Morning Corp.	838	17,531
Under Armour Inc. Class A(2)	183	7,011
Urban Outfitters Inc.(2)	3,294	83,371
Walgreen Co.	31,038	1,373,742
Wal-Mart Stores Inc.	76,499	3,580,153
Wendy’s International Inc.	1,738	96,042
West Marine Inc.(1)(2)	195	2,726
Wet Seal Inc. Class A(1)(2)	1,103	4,897
Williams-Sonoma Inc.(2)	3,419	147,530
Wilsons The Leather Experts Inc.(2)	917	3,329
World Fuel Services Corp.	818	27,583
Yum! Brands Inc.	8,834	414,138
Zumiez Inc.(2)	62	2,680

		20,512,521
SAVINGS & LOANS—0.26%
Berkshire Hills Bancorp Inc.	13	436
BFC Financial Corp. Class A(2)	105	580
Charter Financial Corp.	85	3,035
Commercial Capital Bancorp Inc.	199	3,407
Fidelity Bankshares Inc.	82	2,681
Golden West Financial Corp.	3,164	208,824
Harbor Florida Bancshares Inc.(1)	342	12,671
Hudson City Bancorp Inc.	18,116	219,566
Investors Bancorp Inc.(2)	452	4,986
NASB Financial Inc.	95	3,739
NewAlliance Bancshares Inc.	1,849	26,884
OceanFirst Financial Corp.	35	797
People’s Bank	1,677	52,088
PFF Bancorp Inc.	198	6,043
Rockville Financial Inc.(2)	17	222
Sound Federal Bancorp Inc.	128	2,445
United Financial Bancorp Inc.(2)	34	392
Wauwatosa Holdings Inc.(2)	105	1,201
Westfield Financial Inc.	114	2,737

		552,734
SEMICONDUCTORS—5.76%
Actel Corp.(2)	20	255
ADE Corp.(1)(2)	406	9,768
Advanced Analogic Technologies Inc.(2)	411	5,692
Advanced Micro Devices Inc.(2)	6,295	192,627
Agere Systems Inc.(2)	5,456	70,382
Altera Corp.(2)	11,363	210,556
AMIS Holdings Inc.(2)	917	9,766
Amkor Technology Inc.(2)	1,835	10,276
Analog Devices Inc.	11,264	404,040
Applied Materials Inc.	50,689	909,361
Applied Micro Circuits Corp.(2)	2,867	7,368
Atmel Corp.(2)	8,922	27,569
ATMI Inc.(1)(2)	1,114	31,159

August Technology Corp.(2)	728	8,001
Broadcom Corp. Class A(2)	8,449	398,370
Brooks Automation Inc.(2)	1,441	18,056
Cabot Microelectronics Corp.(1)(2)	527	15,457
Cirrus Logic Inc.(2)	2,463	16,453
Cohu Inc.	126	2,882
Credence Systems Corp.(1)(2)	1,100	7,656
Cree Inc.(1)(2)	2,360	59,566
Cypress Semiconductor Corp.(2)	4,031	57,442
Diodes Inc.(1)(2)	506	15,711
DSP Group Inc.(2)	731	18,319
EMCORE Corp.(2)	1,462	10,848
Emulex Corp.(2)	2,229	44,112
Entegris Inc.(2)	626	5,897
Exar Corp.(2)	292	3,656
Fairchild Semiconductor International Inc. Class A(2)	1,046	17,688
FormFactor Inc.(2)	1,050	25,652
Freescale Semiconductor Inc. Class B(2)	1,620	40,775
Genesis Microchip Inc.(1)(2)	408	7,381
Hittite Microwave Corp.(2)	200	4,628
Ikanos Communications Inc.(2)	131	1,931
Integrated Device Technology Inc.(2)	3,640	47,975
Intel Corp.	187,481	4,679,526
International Rectifier Corp.(1)(2)	1,728	55,123
Intersil Corp. Class A	2,147	53,417
IXYS Corp.(2)	949	11,094
KLA-Tencor Corp.	6,006	296,276
Kulicke & Soffa Industries Inc.(2)	889	7,859
Lam Research Corp.(2)	4,193	149,606
Lattice Semiconductor Corp.(2)	493	2,130
Leadis Technology Inc.(2)	15	77
Linear Technology Corp.	9,345	337,074
LSI Logic Corp.(2)	4,633	37,064
Mattson Technology Inc.(2)	1,133	11,398
Maxim Integrated Products Inc.	9,999	362,364
MEMC Electronic Materials Inc.(2)	4,262	94,489
Micrel Inc.(2)	1,822	21,135
Microchip Technology Inc.	6,392	205,503
Micron Technology Inc.(2)	8,753	116,502
Microsemi Corp.(1)(2)	1,829	50,590
Microtune Inc.(2)	1,208	5,037
MIPS Technologies Inc. Class A(2)	1,456	8,270
Monolithic Power Systems Inc.(2)	512	7,675
National Semiconductor Corp.	10,693	277,804
NetLogic Microsystems Inc.(2)	384	10,460
Novellus Systems Inc.(2)	1,994	48,095
NVIDIA Corp.(2)	5,238	191,501
OmniVision Technologies Inc.(1)(2)	1,523	30,399
ON Semiconductor Corp.(2)	4,723	26,118
Pericom Semiconductor Corp.(2)	629	5,013
Photronics Inc.(2)	497	7,485
Pixelworks Inc.(2)	688	3,495
PLX Technology Inc.(1)(2)	601	5,169
PMC-Sierra Inc.(2)	5,763	44,433
PortalPlayer Inc.(1)(2)	495	14,018
Power Integrations Inc.(1)(2)	827	19,691
QLogic Corp.(2)	2,463	80,072
Rambus Inc.(2)	2,190	35,456
Rudolph Technologies Inc.(2)	73	940
Semitool Inc.(2)	87	947
Semtech Corp.(2)	2,357	43,039
SigmaTel Inc.(2)	1,033	13,532

Silicon Image Inc.(2)	2,255	20,408
Silicon Laboratories Inc.(2)	1,231	45,128
SiRF Technology Holdings Inc.(2)	1,155	34,419
Skyworks Solutions Inc.(2)	2,297	11,692
Standard Microsystems Corp.(2)	118	3,385
Supertex Inc.(2)	313	13,850
Teradyne Inc.(1)(2)	4,297	62,607
Tessera Technologies Inc.(2)	1,242	32,106
Texas Instruments Inc.	50,469	1,618,541
TranSwitch Corp.(1)(2)	2,768	5,065
TriQuint Semiconductor Inc.(2)	426	1,896
Ultratech Inc.(1)(2)	799	13,120
Varian Semiconductor Equipment Associates Inc.(1)(2)	1,064	46,742
Veeco Instruments Inc.(2)	337	5,840
Virage Logic Corp.(2)	622	6,145
Vitesse Semiconductor Corp.(1)(2)	4,352	8,356
Volterra Semiconductor Corp.(1)(2)	649	9,735
Xilinx Inc.	10,640	268,234
Zoran Corp.(2)	321	5,203

		12,299,623
SOFTWARE—7.34%
Activision Inc.(2)	7,394	101,594
Acxiom Corp.	2,761	63,503
Adobe Systems Inc.	18,019	665,982
Advent Software Inc.(2)	701	20,266
Allscripts Healthcare Solutions Inc.(1)(2)	1,126	15,088
Altiris Inc.(2)	719	12,144
AMICAS Inc.(2)	322	1,597
ANSYS Inc.(2)	1,001	42,733
Aspen Technology Inc.(2)	1,658	13,015
Autodesk Inc.	6,982	299,877
Automatic Data Processing Inc.	17,751	814,593
Avid Technology Inc.(2)	1,133	62,043
BEA Systems Inc.(2)	1,016	9,550
Blackbaud Inc.	389	6,644
Blackboard Inc.(2)	581	16,837
BMC Software Inc.(2)	2,767	56,696
Bottomline Technologies Inc.(2)	426	4,695
CCC Information Services Group Inc.(2)	339	8,889
Cerner Corp.(2)	940	85,455
Certegy Inc.	1,771	71,832
Citrix Systems Inc.(2)	5,237	150,721
Computer Associates International Inc.(1)	10,276	289,680
Computer Programs & Systems Inc.	301	12,470
Compuware Corp.(2)	4,836	43,379
Concur Technologies Inc.(1)(2)	929	11,975
CSG Systems International Inc.(2)	909	20,289
Dendrite International Inc.(2)	1,314	18,935
Digi International Inc.(2)	341	3,577
Dun & Bradstreet Corp.(2)	2,091	140,013
Eclipsys Corp.(1)(2)	1,137	21,523
eFunds Corp.(2)	822	19,268
Electronic Arts Inc.(2)	9,374	490,354
Emageon Inc.(2)	295	4,691
Epicor Software Corp.(2)	1,542	21,788
EPIQ Systems Inc.(2)	238	4,413
Fair Isaac Corp.	1,615	71,335
FalconStor Software Inc.(1)(2)	601	4,441
FileNET Corp.(2)	1,216	31,434
First Data Corp.	23,668	1,017,961
Fiserv Inc.(1)(2)	5,856	253,389

Global Payments Inc.	1,957	91,216
Hyperion Solutions Corp.(2)	1,880	67,324
IDX Systems Corp.(2)	732	32,149
IMS Health Inc.	6,972	173,742
Infocrossing Inc.(1)(2)	642	5,528
Informatica Corp.(1)(2)	2,789	33,468
infoUSA Inc.	1,031	11,269
InPhonic Inc.(1)(2)	604	5,249
Inter-Tel Inc.	230	4,501
InterVideo Inc.(2)	403	4,252
Intuit Inc.(2)	4,757	253,548
Keane Inc.(2)	88	969
Majesco Holdings Inc.(1)(2)	826	966
ManTech International Corp. Class A(2)	447	12,453
MapInfo Corp.(2)	344	4,338
Mercury Interactive Corp.(1)(2)	2,646	73,532
Micromuse Inc.(2)	2,879	28,473
Microsoft Corp.	281,389	7,358,322
MicroStrategy Inc. Class A(1)(2)	418	34,585
Midway Games Inc.(1)(2)	640	12,141
MoneyGram International Inc.	2,026	52,838
MRO Software Inc.(2)	96	1,348
NAVTEQ Corp.(1)(2)	2,761	121,125
Nuance Communications Inc.(1)(2)	2,293	17,496
Open Solutions Inc.(2)	405	9,283
Oracle Corp.(2)	114,967	1,403,747
Packeteer Inc.(2)	1,220	9,479
Parametric Technology Corp.(2)	7,790	47,519
PDF Solutions Inc.(2)	324	5,265
Per-Se Technologies Inc.(1)(2)	623	14,553
Phase Forward Inc.(2)	453	4,417
Phoenix Technologies Ltd.(2)	747	4,676
Pixar Inc.(2)	1,654	87,199
Progress Software Corp.(2)	1,261	35,787
QAD Inc.	111	848
Quality Systems Inc.	199	15,275
Quest Software Inc.(2)	1,766	25,766
Red Hat Inc.(1)(2)	5,227	142,383
Renaissance Learning Inc.	196	3,706
Salesforce.com Inc.(1)(2)	2,134	68,395
Schawk Inc.	181	3,756
SeaChange International Inc.(2)	221	1,746
SEI Investments Co.	1,869	69,153
SERENA Software Inc.(2)	829	19,432
Siebel Systems Inc.	2,132	22,557
SPSS Inc.(2)	513	15,867
SSA Global Technologies Inc.(2)	97	1,764
Take-Two Interactive Software Inc.(2)	1,770	31,329
Taleo Corp. Class A(2)	144	1,912
THQ Inc.(2)	1,619	38,613
Total System Services Inc.	1,235	24,441
Transaction Systems Architects Inc. Class A(2)	1,227	35,325
Trident Microsystems Inc.(1)(2)	1,478	26,604
Ulticom Inc.(2)	11	108
Ultimate Software Group Inc.(2)	701	13,368
Unica Corp.(2)	202	2,434
VeriFone Holdings Inc.(2)	415	10,500
Verint Systems Inc.(2)	428	14,753
Wind River Systems Inc.(2)	2,154	31,815
Witness Systems Inc.(1)(2)	968	19,041

		15,668,317

STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)(2)	377	17,870

		17,870
TELECOMMUNICATIONS—5.02%
ADTRAN Inc.	2,037	60,580
Aeroflex Inc.(2)	297	3,193
Airspan Networks Inc.(2)	1,104	6,282
Alamosa Holdings Inc.(2)	4,077	75,873
Alaska Communications Systems Group Inc.	646	6,563
Alltel Corp.	1,457	91,937
American Tower Corp. Class A(2)	11,453	310,376
Andrew Corp.(2)	1,427	15,312
Anixter International Inc.	514	20,108
Applied Signal Technology Inc.	285	6,470
Arris Group Inc.(2)	2,877	27,245
Atheros Communications Inc.(2)	1,213	15,769
Avaya Inc.(2)	10,520	112,248
Cbeyond Communications Inc.(2)	107	1,102
C-COR Inc.(2)	641	3,115
Centennial Communications Corp.(2)	440	6,829
Cisco Systems Inc.(2)	196,333	3,361,220
Commonwealth Telephone Enterprises Inc.(1)	394	13,305
CommScope Inc.(2)	632	12,722
Comtech Telecommunications Corp.(2)	642	19,607
Comverse Technology Inc.(2)	5,280	140,395
Consolidated Communications Holdings Inc.	178	2,312
Corning Inc.(2)	46,310	910,455
Crown Castle International Corp.(2)	4,403	118,485
Ditech Communications Corp.(2)	293	2,447
Dobson Communications Corp. Class A(1)(2)	4,492	33,690
Endwave Corp.(1)(2)	134	1,579
Essex Corp.(2)	393	6,701
Extreme Networks Inc.(2)	2,451	11,642
Finisar Corp.(2)	3,892	8,095
Foundry Networks Inc.(2)	2,175	30,037
Glenayre Technologies Inc.(2)	1,558	5,064
GlobeTel Communications Corp.(1)(2)	1,338	4,937
Golden Telecom Inc.(1)	427	11,085
Harmonic Inc.(2)	2,358	11,436
Harris Corp.	3,437	147,825
Hungarian Telephone and Cable Corp.(2)	227	3,530
Hypercom Corp.(2)	1,351	8,633
InterDigital Communications Corp.(2)	1,460	26,747
Intrado Inc.(1)(2)	510	11,740
Ixia(2)	1,041	15,386
JAMDAT Mobile Inc.(2)	400	10,632
JDS Uniphase Corp.(2)	25,049	59,116
Juniper Networks Inc.(2)	12,083	269,451
Motorola Inc.	59,659	1,347,697
MRV Communications Inc.(1)(2)	2,978	6,105
NETGEAR Inc.(2)	862	16,594
NeuStar Inc. Class A(2)	183	5,580
Newport Corp.(2)	30	406
Nextel Partners Inc. Class A(2)	4,512	126,065
NII Holdings Inc. Class B(2)	3,837	167,600
North Pittsburgh Systems Inc.	508	9,586
Novatel Wireless Inc.(1)(2)	1,060	12,837
PanAmSat Holding Corp.	490	12,005
Plantronics Inc.	1,447	40,950
Polycom Inc.(2)	1,647	25,199
Premiere Global Services Inc.(2)	2,352	19,122
QUALCOMM Inc.	49,566	2,135,303
RF Micro Devices Inc.(2)	1,317	7,125

SafeNet Inc.(1)(2)	387	12,469
SBA Communications Corp.(2)	2,386	42,709
Scientific-Atlanta Inc.	3,988	171,763
Shenandoah Telecommunications Co.	20	797
Sonus Networks Inc.(2)	6,903	25,679
SpectraLink Corp.(1)	521	6,184
Sprint Nextel Corp.	14,792	345,541
Symmetricom Inc.(2)	1,461	12,375
Syniverse Holdings Inc.(2)	523	10,931
Tekelec(1)(2)	1,520	21,128
Telephone & Data Systems Inc.	438	15,781
Telkonet Inc.(1)(2)	1,340	5,561
Terayon Communication Systems Inc.(2)	3,068	7,087
UbiquiTel Inc.(2)	2,070	20,472
United States Cellular Corp.(2)	132	6,521
UTStarcom Inc.(1)(2)	1,741	14,032
Valor Communications Group Inc.	320	3,648
Viasat Inc.(2)	605	16,172
West Corp.(2)	578	24,363
Westell Technologies Inc. Class A(2)	1,658	7,461
Wireless Facilities Inc.(2)	701	3,575

		10,727,699
TEXTILES—0.10%
Cintas Corp.	4,250	175,015
Innovo Group Inc.(2)	1,469	1,513
Mohawk Industries Inc.(2)	397	34,531

		211,059
TOYS, GAMES & HOBBIES—0.03%
JAKKS Pacific Inc.(1)(2)	67	1,403
LeapFrog Enterprises Inc.(1)(2)	115	1,340
Marvel Entertainment Inc.(1)(2)	1,925	31,532
Mattel Inc.	1,525	24,126
RC2 Corp.(2)	129	4,582

		62,983
TRANSPORTATION—1.65%
ABX Air Inc.(2)	799	6,256
Arkansas Best Corp.	58	2,533
CH Robinson Worldwide Inc.	5,277	195,407
CNF Inc.	1,533	85,679
Covenant Transport Inc. Class A(2)	26	363
Dynamex Inc.(2)	391	7,452
EGL Inc.(2)	682	25,623
Expeditors International Washington Inc.(1)	3,270	220,758
FedEx Corp.	9,204	951,602
Florida East Coast Industries Inc.(1)	916	38,811
Forward Air Corp.	952	34,891
Genesee & Wyoming Inc. Class A(1)(2)	676	25,384
Heartland Express Inc.	1,428	28,974
Horizon Lines Inc. Class A	192	2,329
Hub Group Inc. Class A(2)	651	23,013
Hunt (J.B.) Transport Services Inc.(1)	3,633	82,251
Kansas City Southern Industries Inc.(2)	1,130	27,606
Kirby Corp.(2)	643	33,545
Knight Transportation Inc.(1)	1,832	37,967
Landstar System Inc.	1,880	78,471
Maritrans Inc.	270	7,025
Norfolk Southern Corp.	1,840	82,487
Old Dominion Freight Line Inc.(2)	730	19,695
P.A.M. Transportation Services Inc.(2)	206	3,665
Pacer International Inc.	1,005	26,190

RailAmerica Inc.(2)	406	4,462
Ryder System Inc.	748	30,683
SIRVA Inc.(2)	595	4,760
Swift Transportation Co. Inc.(2)	708	14,372
U.S. Xpress Enterprises Inc. Class A(2)	128	2,225
United Parcel Service Inc. Class B	18,640	1,400,796
Universal Truckload Services Inc.(2)	187	4,301
USA Truck Inc.(2)	183	5,331
Werner Enterprises Inc.	501	9,870

		3,524,777
TRUCKING & LEASING—0.01%
AMERCO	79	5,692
Greenbrier Companies Inc. (The)	219	6,220
TAL International Group Inc.(2)	181	3,738

		15,650
WATER—0.01%
Aqua America Inc.(1)	293	7,999
Connecticut Water Service Inc.	69	1,691
SJW Corp.	18	819

		10,509

TOTAL COMMON STOCKS
(Cost: $204,690,543)		213,412,473

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.24%

CERTIFICATES OF DEPOSIT(3)—0.29%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$34,960	34,960
Credit Suisse First Boston NY
4.03%, 01/04/06	34,960	34,960
First Tennessee Bank
4.18%, 01/26/06	10,838	10,837
Fortis Bank NY
3.83%-3.84%, 01/25/06	104,880	104,880
Toronto-Dominion Bank
3.94%, 07/10/06	34,960	34,960
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	300,657	300,656
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	104,880	104,881

		626,134
COMMERCIAL PAPER(3)—1.44%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	213,256	212,208
Bryant Park Funding LLC
3.92%, 02/22/06	17,842	17,744
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	150,328	149,801
CC USA Inc.
4.23%, 04/21/06	20,976	20,710
Charta LLC
4.25%, 01/26/06	52,440	52,298

Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	213,484	213,229
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	257,306	256,460
Dorada Finance Inc.
3.76%, 01/26/06	6,992	6,975
Ebury Finance Ltd.
4.30%, 01/30/06	97,888	97,573
Edison Asset Securitization LLC
4.37%, 05/08/06	34,960	34,430
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	58,034	57,939
Ford Credit Floorplan Motown
4.05%, 01/06/06	139,840	139,793
Galaxy Funding Inc.
4.23%, 04/18/06	20,067	19,820
Gemini Securitization Corp.
4.25%, 01/30/06	34,960	34,849
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	342,251	342,004
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	59,432	59,382
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	104,880	104,106
HSBC PLC
3.88%, 02/03/06	20,976	20,906
Jupiter Securitization Corp.
4.23%, 01/24/06	24,472	24,412
Liberty Street Funding Corp.
4.23%, 01/04/06	27,968	27,965
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	86,701	86,594
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	73,416	73,259
Nordea North America Inc.
4.16%, 04/04/06	73,416	72,644
Prudential Funding LLC
4.27%, 01/17/06	139,840	139,608
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	69,920	69,578
Sedna Finance Inc.
3.92%, 02/21/06	17,480	17,387
Sigma Finance Inc.
4.16%, 04/06/06	41,952	41,501
Solitaire Funding Ltd.
4.24%, 01/23/06	171,535	171,131
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	18,751	18,749
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	222,851	222,798
Thunder Bay Funding Inc.
4.22%, 01/13/06	6,992	6,984
Ticonderoga Funding LLC
4.27%, 01/05/06	17,480	17,476
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	246,092	245,476

		3,075,789
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	34,960	34,960

		34,960

MEDIUM-TERM NOTES(3)—0.11%
Dorada Finance Inc.
3.93%, 07/07/06	21,675	21,674
K2 USA LLC
3.94%, 07/07/06	41,952	41,951
Marshall & Ilsley Bank
5.18%, 12/15/06	69,920	70,148
Toronto-Dominion Bank
3.81%, 06/20/06	87,400	87,404
US Bank N.A.
2.85%, 11/15/06	13,984	13,761

		234,938
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	160,675	160,675

		160,675
REPURCHASE AGREEMENTS(3)—0.68%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $349,771 and an effective yield of 4.37%.(6)	$349,601	349,601
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $27,981 and an effective yield of 4.32%.(6)	27,968	27,968
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $559,631 and an effective yield of 4.34%.(7)	559,361	559,361
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $524,653 and an effective yield of 4.33%.(7)	524,401	524,401

		1,461,331
TIME DEPOSITS(3)—0.26%
UBS AG
4.06%, 01/03/06	419,521	419,521
Wells Fargo Bank N.A.
4.00%, 01/03/06	144,861	144,861

		564,382
VARIABLE & FLOATING RATE NOTES(3)—3.36%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	245,769	245,829
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	269,193	269,191
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	115,368	115,368
American Express Credit Corp.
4.39%, 11/06/07	20,976	20,997
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	227,241	227,335
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	45,448	45,448
Bank of America N.A.
4.31%, 08/10/06	349,601	349,601

Bank of Ireland
4.34%, 12/20/06(8)	69,920	69,920
Bank of Nova Scotia
4.22%, 01/03/06	27,968	27,968
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	174,101	174,095
BMW US Capital LLC
4.34%, 12/15/06(8)	69,920	69,920
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	188,085	188,081
Commodore CDO Ltd.
4.56%, 06/13/06(8)	17,480	17,480
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	244,720	244,720
DEPFA Bank PLC
4.50%, 12/15/06	69,920	69,920
Descartes Funding Trust
4.37%, 11/15/06(8)	31,464	31,464
Dexia Credit Local
4.33%, 08/30/06	34,960	34,956
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	111,173	111,175
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	69,920	69,920
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	69,920	69,920
Fifth Third Bancorp.
4.35%, 11/22/06(8)	139,840	139,840
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	48,944	48,944
General Electric Capital Corp.
4.44%, 01/09/07	31,464	31,490
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	52,440	52,440
Hartford Life Global Funding Trusts
4.36%, 02/17/07	69,920	69,920
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	209,760	209,760
Holmes Financing PLC
4.33%, 12/15/06(8)	192,280	192,280
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	59,432	59,446
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	202,768	202,761
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	73,310	73,310
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	237,729	237,735
Lothian Mortgages PLC
4.37%, 01/24/06(8)	34,960	34,960
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	108,376	108,387
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	209,061	209,174
Mound Financing PLC
4.30%, 11/08/06(8)	139,840	139,840
Natexis Banques Populaires
4.35%, 01/12/07(8)	52,440	52,440
National City Bank (Ohio)
4.26%, 01/06/06	34,960	34,960
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	258,705	258,713

Nordea Bank AB
4.34%, 12/11/06(8)	122,360	122,360
Nordea Bank PLC
4.23%, 10/02/06	41,952	41,945
Northern Rock PLC
4.32%, 11/03/06(8)	83,904	83,907
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	190,183	190,182
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	174,800	174,800
Principal Life Income Funding Trusts
4.29%, 05/10/06	52,440	52,441
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	104,880	104,869
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	59,432	59,432
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	147,532	147,530
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	69,920	69,920
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	108,376	108,371
Strips III LLC
4.43%, 07/24/06(8)(9)	18,859	18,859
SunTrust Bank
4.19%, 04/28/06	104,880	104,880
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	155,922	155,911
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	153,824	153,824
Unicredito Italiano SpA
4.43%, 06/14/06	90,896	90,882
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	69,920	69,920
US Bank N.A.
4.31%, 09/29/06	31,464	31,458
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	227,240	227,240
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	144,271	144,271
Wells Fargo & Co.
4.36%, 09/15/06(8)	34,960	34,962
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	76,912	76,907
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	143,336	143,335
Winston Funding Ltd.
4.26%, 01/23/06(8)	49,923	49,923
World Savings Bank
4.29%, 03/09/06	104,880	104,879

		7,172,716

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,330,925)		13,330,925

TOTAL INVESTMENTS IN SECURITIES—106.14%
(Cost: $218,021,468)		226,743,398
Other Assets, Less Liabilities—(6.14)%		(13,125,070)

NET ASSETS—100.00%		$213,618,328

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.03%
Catalina Marketing Corp.	1,229	$31,155
Clear Channel Outdoor Holdings Inc. Class A(1)	742	14,877
Interpublic Group of Companies Inc.(1)	3,641	35,136
Lamar Advertising Co.(1)	923	42,587
ValueVision Media Inc. Class A(1)(2)	586	7,384

		131,139
AEROSPACE & DEFENSE—1.04%
AAR Corp.(1)	827	19,807
Alliant Techsystems Inc.(1)	680	51,796
Armor Holdings Inc.(1)	2,166	92,380
Curtiss-Wright Corp.	1,255	68,523
DRS Technologies Inc.	953	49,003
Esterline Technologies Corp.(1)	1,577	58,649
General Dynamics Corp.	12,696	1,447,979
HEICO Corp.	341	8,825
Herley Industries Inc.(1)	852	14,067
K&F Industries Holdings Inc.(1)	400	6,144
Kaman Corp. Class A	1,477	29,082
L-3 Communications Holdings Inc.	3,147	233,979
Moog Inc. Class A(1)	1,926	54,660
Northrop Grumman Corp.	22,752	1,367,623
Orbital Sciences Corp.(1)(2)	2,485	31,907
Raytheon Co.	22,291	894,984
Sequa Corp. Class A(1)	386	26,653
Teledyne Technologies Inc.(1)	87	2,532
Triumph Group Inc.(1)	994	36,390

		4,494,983
AGRICULTURE—1.90%
Alliance One International Inc.	5,272	20,561
Altria Group Inc.	78,238	5,845,943
Andersons Inc.	407	17,534
Archer-Daniels-Midland Co.(2)	41,592	1,025,659
Delta & Pine Land Co.	845	19,443
Loews Corp. — Carolina Group	4,330	190,477
Monsanto Co.	3,665	284,147
Reynolds American Inc.	5,408	515,545
Universal Corp.	1,615	70,026
UST Inc.	4,979	203,293
Vector Group Ltd.(2)	1,897	34,468

		8,227,096
AIRLINES—0.14%
Alaska Air Group Inc.(1)	1,759	62,831
Frontier Airlines Inc.(1)	1,768	16,336
MAIR Holdings Inc.(1)	639	3,010
Mesa Air Group Inc.(1)(2)	892	9,330

Republic Airways Holdings Inc.(1)	828	12,586
SkyWest Inc.	2,507	67,338
Southwest Airlines Co.	25,226	414,463

		585,894
APPAREL—0.32%
Columbia Sportswear Co.(1)(2)	756	36,084
Deckers Outdoor Corp.(1)(2)	104	2,872
Gymboree Corp.(1)	1,197	28,010
Hartmarx Corp.(1)	1,501	11,723
Jones Apparel Group Inc.	7,676	235,807
Kellwood Co.(2)	1,737	41,480
K-Swiss Inc. Class A	245	7,948
Liz Claiborne Inc.(2)	6,948	248,877
Maidenform Brands Inc.(1)	398	5,039
Oxford Industries Inc.	292	15,972
Perry Ellis International Inc.(1)	547	10,393
Phillips-Van Heusen Corp.	284	9,202
Polo Ralph Lauren Corp.	2,655	149,052
Reebok International Ltd.	2,314	134,744
Russell Corp.(2)	2,016	27,135
Skechers U.S.A. Inc. Class A(1)	1,134	17,373
Steven Madden Ltd.	837	24,466
Stride Rite Corp.	2,368	32,110
VF Corp.	5,537	306,418
Volcom Inc.(1)	173	5,884
Warnaco Group Inc.(The)(1)	1,271	33,961
Weyco Group Inc.	331	6,322
Wolverine World Wide Inc.	762	17,115

		1,407,987
AUTO MANUFACTURERS—0.35%
Ford Motor Co.	112,046	864,995
General Motors Corp.(2)	29,280	568,618
PACCAR Inc.	1,425	98,653

		1,532,266
AUTO PARTS & EQUIPMENT—0.45%
Accuride Corp.(1)	341	4,399
Aftermarket Technology Corp.(1)	1,321	25,680
American Axle & Manufacturing Holdings Inc.	2,705	49,583
ArvinMeritor Inc.	4,417	63,561
Autoliv Inc.	4,431	201,256
Bandag Inc.	706	30,125
BorgWarner Inc.	2,509	152,121
Commercial Vehicle Group Inc.(1)	689	12,939
Cooper Tire & Rubber Co.(2)	4,028	61,709
Dana Corp.	9,672	69,445
Goodyear Tire & Rubber Co.(The)(1)	5,126	89,090
Hayes Lemmerz International Inc.(1)	2,906	10,229
Johnson Controls Inc.	9,871	719,695
Keystone Automotive Industries Inc.(1)	328	10,325
Lear Corp.	4,233	120,471
Modine Manufacturing Co.	2,183	71,144
Noble International Ltd.	82	1,709
R & B Inc.(1)	546	5,176
Standard Motor Products Inc.	1,106	10,208
Strattec Security Corp.(1)	213	8,609
Superior Industries International Inc.(2)	1,392	30,986
Tenneco Inc.(1)(2)	2,729	53,516
Titan International Inc.(2)	970	16,732
TRW Automotive Holdings Corp.(1)	2,698	71,092
Visteon Corp.(1)	7,752	48,528

		1,938,328

BANKS—11.87%
Alabama National Bancorp(2)	857	55,499
AMCORE Financial Inc.	1,386	42,148
AmericanWest Bancorporation(1)(2)	691	16,328
Ameris Bancorp	710	14,086
AmSouth Bancorp(2)	22,368	586,265
Arrow Financial Corp.	84	2,197
Associated Bancorp	8,690	282,859
Banc Corp.(The)(1)	823	9,390
BancFirst Corp.	243	19,197
Bancorp Inc.(The)(1)	729	12,393
BancorpSouth Inc.(2)	5,012	110,615
BancTrust Financial Group Inc.	596	11,980
Bank Mutual Corp.	3,751	39,761
Bank of America Corp.	255,013	11,768,850
Bank of Granite Corp.(2)	785	14,546
Bank of Hawaii Corp.	2,943	151,682
Bank of New York Co. Inc. (The)	49,210	1,567,338
BankFinancial Corp.(1)	1,122	16,471
Banner Corp.	688	21,466
BB&T Corp.	34,620	1,450,924
BOK Financial Corp.	1,468	66,691
Boston Private Financial Holdings Inc.	2,060	62,665
Camden National Corp.	399	13,119
Capital City Bank Group Inc.(2)	814	27,912
Capital Corp of the West(2)	532	17,263
Capital Crossing Bank(1)(2)	220	7,348
Capitol Bancorp Ltd.	777	29,091
Cardinal Financial Corp.	1,005	11,055
Cathay General Bancorp	962	34,574
Centennial Bank Holdings Inc.(1)	2,726	33,721
Central Coast Bancorp(1)	374	9,253
Central Pacific Financial Corp.	1,910	68,607
Chemical Financial Corp.(2)	1,593	50,594
Chittenden Corp.(2)	2,906	80,816
Citizens & Northern Corp.(2)	486	12,451
Citizens Banking Corp.	2,791	77,450
City Bank	482	17,145
City Holding Co.	956	34,368
City National Corp.	2,618	189,648
Colonial BancGroup Inc. (The)	9,803	233,507
Columbia Bancorp	234	9,652
Columbia Banking System Inc.	975	27,836
Comerica Inc.	10,690	606,764
Commerce Bancorp Inc.	1,316	45,284
Commerce Bancshares Inc.(2)	4,008	208,897
Community Bancorp(1)	29	917
Community Bank System Inc.(2)	1,904	42,935
Community Banks Inc.	666	18,648
Community Trust Bancorp Inc.	929	28,567
Compass Bancshares Inc.	7,860	379,559
Corus Bankshares Inc.(2)	270	15,193
Cullen/Frost Bankers Inc.	3,048	163,617
CVB Financial Corp.(2)	636	12,917
EuroBancshares Inc.(1)	220	3,117
Farmers Capital Bank Corp.	351	10,790
Fifth Third Bancorp	27,927	1,053,406
Financial Institutions Inc.	589	11,556
First BanCorp(Puerto Rico)	3,892	48,300
First Bancorp Inc.(North Carolina)	685	13,810
First Charter Corp.	1,961	46,397

First Citizens BancShares Inc. Class A	390	68,024
First Commonwealth Financial Corp.(2)	4,389	56,750
First Community Bancorp	954	51,869
First Community Bancshares Inc.(2)	604	18,821
First Financial Bancorp(2)	2,170	38,018
First Financial Bankshares Inc.(2)	1,058	37,093
First Financial Corp.	822	22,194
First Horizon National Corp.	7,880	302,907
First Indiana Corp.	703	24,169
First Merchants Corp.(2)	1,145	29,770
First Midwest Bancorp Inc.	1,640	57,498
First Oak Brook Bancshares Inc. Class A	391	10,928
First Republic Bank	1,194	44,190
1st Source Corp.	752	18,913
First State Bancorp	766	18,376
FirstMerit Corp.(2)	5,284	136,908
FNB Corp. (Pennsylvania)(2)	3,535	61,368
FNB Corp.(Virginia)	444	13,617
Fremont General Corp.(2)	4,081	94,802
Frontier Financial Corp.(2)	1,129	36,128
Fulton Financial Corp.(2)	10,118	178,077
GB&T Bancshares Inc.(2)	797	17,064
Glacier Bancorp Inc.(2)	1,218	36,601
Gold Bancorp Inc.	2,441	44,475
Great Southern Bancorp Inc.(2)	340	9,387
Greater Bay Bancorp(2)	3,214	82,343
Greene County Bancshares Inc.	566	15,486
Hancock Holding Co.(2)	1,729	65,373
Hanmi Financial Corp.	1,725	30,808
Harleysville National Corp.	789	15,070
Heartland Financial USA Inc.	653	14,170
Heritage Commerce Corp.	265	5,697
Hudson United Bancorp	1,870	77,942
Huntington Bancshares Inc.	14,738	350,027
IBERIABANK Corp.(2)	600	30,606
Independent Bank Corp. (Massachusetts)	966	27,560
Independent Bank Corp. (Michigan)(2)	1,144	31,151
Integra Bank Corp.	1,039	22,172
Interchange Financial Services Corp.	1,072	18,492
International Bancshares Corp.(2)	2,887	84,762
Irwin Financial Corp.(2)	1,197	25,640
KeyCorp	25,830	850,582
Lakeland Bancorp Inc.(2)	1,119	16,449
Lakeland Financial Corp.	367	14,819
M&T Bank Corp.	4,840	527,802
Main Street Banks Inc.	891	24,262
MainSource Financial Group Inc.	832	14,851
Marshall & Ilsley Corp.(2)	14,505	624,295
MB Financial Inc.	808	28,603
MBT Financial Corp.	736	11,923
Mellon Financial Corp.	24,824	850,222
Mercantile Bank Corp.	133	5,121
Mercantile Bankshares Corp.	5,048	284,909
Mid-State Bancshares	1,493	39,938
Midwest Banc Holdings Inc.	599	13,328
National City Corp.	35,904	1,205,297
National Penn Bancshares Inc.(2)	2,693	51,302
NBC Capital Corp.	428	10,182
NBT Bancorp Inc.	2,055	44,367
North Fork Bancorp Inc.	30,270	828,187
Northern Empire Bancshares(1)	313	7,406
Northern Trust Corp.	5,479	283,922
Old National Bancorp(2)	4,383	94,848

Omega Financial Corp.	794	22,129
Oriental Financial Group Inc.	1,254	15,499
Pacific Capital Bancorp	1,491	53,050
Park National Corp.(2)	643	65,998
Peapack-Gladstone Financial Corp.	85	2,371
Peoples Bancorp Inc.	642	18,316
Placer Sierra Bancshares	320	8,867
PNC Financial Services Group	17,963	1,110,652
Popular Inc.	17,578	371,775
PremierWest Bancorp(1)	362	5,068
Prosperity Bancshares Inc.	1,341	38,540
Provident Bankshares Corp.(2)	2,065	69,735
R&G Financial Corp. Class B	1,690	22,308
Regions Financial Corp.(2)	29,390	1,003,962
Renasant Corp.	636	20,117
Republic Bancorp Inc.(2)	4,699	55,918
Republic Bancorp Inc. Class A(2)	506	10,854
Royal Bancshares of Pennsylvania Class A	263	6,095
S&T Bancorp Inc.(2)	1,305	48,050
Sandy Spring Bancorp Inc.(2)	800	27,904
Santander BanCorp(2)	404	10,148
SCBT Financial Corp.	542	18,114
Seacoast Banking Corp. of Florida	441	10,121
Security Bank Corp.	647	15,069
Sierra Bancorp	57	1,299
Signature Bank(1)	591	16,589
Simmons First National Corp. Class A	944	26,149
Sky Financial Group Inc.(2)	6,092	169,479
South Financial Group Inc.(The)	4,522	124,536
Southside Bancshares Inc.	335	6,767
Southwest Bancorp Inc.	837	16,740
State Bancorp Inc.	529	8,855
State National Bancshares Inc.(1)	216	5,767
State Street Corp.	14,843	822,896
Sterling Bancorp(2)	1,004	19,809
Sterling Bancshares Inc.	2,834	43,757
Sterling Financial Corp.(Pennsylvania)	1,602	31,720
Summit Bancshares Inc.	338	6,077
Summit Financial Group Inc.	285	6,549
Sun Bancorp Inc.(New Jersey)(1)(2)	690	13,628
SunTrust Banks Inc.	22,906	1,666,641
Susquehanna Bancshares Inc.(2)	2,930	69,382
SY Bancorp Inc.(2)	418	10,458
Taylor Capital Group Inc.	290	11,716
TCF Financial Corp.	2,382	64,647
TD Banknorth Inc.	4,937	143,420
Texas Regional Bancshares Inc. Class A	2,175	61,552
Tompkins Trustco Inc.	426	19,085
TriCo Bancshares	770	18,010
Trustmark Corp.(2)	2,957	81,229
U.S. Bancorp	116,165	3,472,172
UMB Financial Corp.	978	62,504
Umpqua Holdings Corp.	2,788	79,542
Union Bankshares Corp.	540	23,274
UnionBanCal Corp.	3,597	247,186
United Bancshares Inc.(2)	2,344	82,603
United Community Banks Inc.	1,675	44,655
United Security Bancshares Inc.	34	912
Unizan Financial Corp.	1,403	37,264
USB Holding Co. Inc.	678	14,685
Valley National Bancorp(2)	6,830	164,603
Virginia Financial Group Inc.	447	16,105
W Holding Co. Inc.	6,876	56,589

Wachovia Corp.	99,924	5,281,983
Washington Trust Bancorp Inc.(2)	731	19,138
Webster Financial Corp.(2)	3,405	159,694
Wells Fargo & Co.	96,153	6,041,293
WesBanco Inc.(2)	1,420	43,182
West Coast Bancorp(2)	991	26,212
Westamerica Bancorp(2)	852	45,216
Western Alliance Bancorp(1)	190	5,675
Western Sierra Bancorp(1)(2)	307	11,172
Whitney Holding Corp.	3,962	109,193
Wilmington Trust Corp.	4,252	165,445
Wintrust Financial Corp.	199	10,925
Yardville National Bancorp(2)	291	10,083
Zions Bancorporation	6,575	496,807

		51,402,825
BEVERAGES—0.91%
Anheuser-Busch Companies Inc.	18,794	807,390
Boston Beer Co. Inc. Class A(1)	126	3,150
Brown-Forman Corp. Class B(2)	290	20,103
Coca-Cola Bottling Co. Consolidated	109	4,687
Coca-Cola Co. (The)	49,760	2,005,826
Coca-Cola Enterprises Inc.	19,118	366,492
Constellation Brands Inc.(1)	9,117	239,139
Farmer Brothers Co.	374	7,233
Molson Coors Brewing Co. Class B	2,985	199,965
National Beverage Corp.(1)	272	2,657
Pepsi Bottling Group Inc.	6,681	191,143
PepsiAmericas Inc.	4,331	100,739

		3,948,524
BIOTECHNOLOGY—0.31%
Applera Corp.-Celera Genomics Group(1)	4,644	50,898
Arena Pharmaceuticals Inc.(1)	2,170	30,857
ArQule Inc.(1)	1,970	12,056
Biogen Idec Inc.(1)	11,987	543,371
Bio-Rad Laboratories Inc. Class A(1)	1,100	71,984
Cambrex Corp.	1,635	30,689
Cell Genesys Inc.(1)(2)	694	4,115
Charles River Laboratories International Inc.(1)	2,450	103,806
Chiron Corp.(1)	411	18,273
Coley Pharmaceutical Group Inc.(1)	143	2,168
Diversa Corp.(1)	232	1,114
Enzon Pharmaceuticals Inc.(1)	1,067	7,896
Genomic Health Inc.(1)	55	501
Invitrogen Corp.(1)	1,597	106,424
Maxygen Inc.(1)	1,574	11,821
Millennium Pharmaceuticals Inc.(1)(2)	9,616	93,275
Nanogen Inc.(1)(2)	3,091	8,098
Regeneron Pharmaceuticals Inc.(1)	2,191	34,946
Savient Pharmaceuticals Inc.(1)	3,807	14,238
Seattle Genetics Inc.(1)	695	3,280
Serologicals Corp.(1)(2)	949	18,733
Vertex Pharmaceuticals Inc.(1)	6,038	167,071

		1,335,614
BUILDING MATERIALS—0.22%
Apogee Enterprises Inc.	1,425	23,113
Builders FirstSource Inc.(1)	496	10,600
Comfort Systems USA Inc.	2,651	24,389
Genlyte Group Inc. (The)(1)	1,223	65,516
Lafarge North America Inc.(2)	2,185	120,219
Lennox International Inc.	1,043	29,413

LSI Industries Inc.	1,268	19,857
Martin Marietta Materials Inc.	518	39,741
Masco Corp.	5,651	170,604
Mestek Inc.(1)	138	1,808
NCI Building Systems Inc.(1)(2)	470	19,966
Texas Industries Inc.(2)	1,431	71,321
Universal Forest Products Inc.	1,033	57,073
USG Corp.(1)	2,351	152,815
Vulcan Materials Co.(2)	2,192	148,508

		954,943
CHEMICALS—1.78%
Air Products & Chemicals Inc.	13,035	771,542
Airgas Inc.	3,710	122,059
Albemarle Corp.(2)	2,299	88,167
Arch Chemicals Inc.	1,480	44,252
Ashland Inc.	4,135	239,416
Cabot Corp.(2)	3,737	133,785
Celanese Corp. Class A	3,123	59,712
CF Industries Holdings Inc.	1,446	22,051
Chemtura Corp.	9,304	118,161
Cytec Industries Inc.	2,571	122,457
Dow Chemical Co. (The)	3,424	150,040
Du Pont (E.I.) de Nemours and Co.	48,534	2,062,695
Eastman Chemical Co.	5,106	263,419
Engelhard Corp.	7,638	230,286
Ferro Corp.	2,635	49,433
FMC Corp.(1)	2,358	125,375
Fuller (H.B.) Co.	1,882	60,356
Georgia Gulf Corp.	1,061	32,276
Grace (W.R.) & Co.(1)(2)	2,454	23,068
Hercules Inc.(1)	3,002	33,923
Huntsman Corp.(1)	3,798	65,402
Lubrizol Corp.	4,292	186,402
Lyondell Chemical Co.	12,645	301,204
Minerals Technologies Inc.(2)	1,290	72,098
Mosaic Co. (The)(1)(2)	8,108	118,620
NewMarket Corp.(1)	1,042	25,487
NL Industries Inc.	295	4,157
Octel Corp.(2)	902	14,676
Olin Corp.	2,484	48,885
OM Group Inc.(1)	1,746	32,755
Pioneer Companies Inc.(1)	363	10,879
PolyOne Corp.(1)	5,764	37,063
PPG Industries Inc.	10,874	629,605
Praxair Inc.	2,581	136,690
Rockwood Holdings Inc.(1)	728	14,363
Rohm & Haas Co.	9,424	456,310
RPM International Inc.	7,507	130,397
Schulman (A.) Inc.	2,000	43,040
Sensient Technologies Corp.(2)	3,053	54,649
Sigma-Aldrich Corp.	3,970	251,261
Spartech Corp.	2,103	46,161
Stepan Co.	394	10,595
Terra Industries Inc.(1)	5,862	32,827
Tronox Inc. Class A(1)	601	7,855
UAP Holding Corp.	758	15,478
Valhi Inc.	671	12,413
Valspar Corp. (The)	6,491	160,133
Wellman Inc.	2,084	14,130
Westlake Chemical Corp.	832	23,970

		7,709,978

COAL—0.08%
Arch Coal Inc.	2,614	207,813
CONSOL Energy Inc.	1,734	113,022
Foundation Coal Holdings Inc.	708	26,904
James River Coal Co.(1)	328	12,530

		360,269
COMMERCIAL SERVICES—1.07%
ABM Industries Inc.	2,467	48,230
ACE Cash Express Inc.(1)	707	16,508
ADESA Inc.	5,618	137,192
Albany Molecular Research Inc.(1)	1,494	18,152
Alderwoods Group Inc.(1)	2,524	40,056
Arbitron Inc.	532	20,205
Banta Corp.	1,557	77,539
BearingPoint Inc.(1)	11,533	90,649
Bowne & Co. Inc.	1,272	18,876
CBIZ Inc.(1)	3,953	23,797
CCE Spinco Inc.(1)	2,903	38,028
CDI Corp.	351	9,617
Cendant Corp.	60,091	1,036,570
Central Parking Corp.	1,246	17,095
Clark Inc.	859	11,382
Coinstar Inc.(1)(2)	1,415	32,304
Consolidated Graphics Inc.(1)	127	6,012
Convergys Corp.(1)	9,074	143,823
Corrections Corp. of America(1)	822	36,965
CorVel Corp.(1)	135	2,564
Cross Country Healthcare Inc.(1)	1,529	27,186
Deluxe Corp.	3,155	95,092
Dollar Thrifty Automotive Group Inc.(1)	1,593	57,460
Donnelley (R.R.) & Sons Co.	13,518	462,451
Electro Rent Corp.(1)	1,110	16,550
Equifax Inc.	2,114	80,374
Exponent Inc.(1)	448	12,714
First Advantage Corp. Class A(1)	207	5,529
Forrester Research Inc.(1)	630	11,812
FTI Consulting Inc.(1)(2)	2,160	59,270
Gartner Inc.(1)	537	6,927
Geo Group Inc. (The)(1)	613	14,056
Global Cash Access Inc.(1)	671	9,790
Heartland Payment Systems Inc.(1)	463	10,029
Heidrick & Struggles International Inc.(1)	339	10,865
Hewitt Associates Inc. Class A(1)	1,027	28,766
Hooper Holmes Inc.(2)	3,827	9,759
Hudson Highland Group Inc.(1)	169	2,934
Interactive Data Corp.	1,278	29,023
Kelly Services Inc. Class A	1,153	30,232
Kenexa Corp.(1)	258	5,444
Kforce Inc.(1)(2)	499	5,569
Landauer Inc.	204	9,402
Laureate Education Inc.(1)	328	17,223
Manpower Inc.(2)	4,203	195,439
MAXIMUS Inc.	1,243	45,606
McKesson Corp.	11,495	593,027
Monro Muffler Brake Inc.	255	7,732
MPS Group Inc.(1)	4,158	56,840
NCO Group Inc.(1)(2)	1,972	33,366
PAREXEL International Corp.(1)(2)	1,266	25,649
PHH Corp.(1)	3,299	92,438
PRA International(1)	75	2,111
PRG-Schultz International Inc.(1)	1,024	625
Quanta Services Inc.(1)(2)	7,486	98,591

Rent-A-Center Inc.(1)	1,569	29,591
Rent-Way Inc.(1)(2)	669	4,275
Service Corp. International	19,764	161,670
ServiceMaster Co. (The)	7,315	87,414
Source Interlink Companies Inc.(1)(2)	1,714	19,060
SOURCECORP Inc.(1)	1,050	25,179
Spherion Corp.(1)	1,736	17,377
StarTek Inc.	692	12,456
Stewart Enterprises Inc. Class A	6,694	36,215
TeleTech Holdings Inc.(1)(2)	586	7,061
United Rentals Inc.(1)(2)	4,228	98,893
Valassis Communications Inc.(1)	915	26,599
Vertrue Inc.(1)	452	15,969
Viad Corp.	1,393	40,857
Volt Information Sciences Inc.(1)	494	9,396
Watson Wyatt & Co. Holdings	1,254	34,987
Wright Express Corp.(1)	469	10,318

		4,632,762
COMPUTERS—2.41%
Advanced Digital Information Corp.(1)	3,962	38,788
Affiliated Computer Services Inc. Class A(1)	2,713	160,555
Agilysys Inc.	1,902	34,654
BISYS Group Inc. (The)(1)	4,462	62,513
Brocade Communications Systems Inc.(1)	16,857	68,608
Cadence Design Systems Inc.(1)	9,495	160,655
Catapult Communications Corp.(1)	276	4,082
Ceridian Corp.(1)	4,883	121,343
CIBER Inc.(1)(2)	1,790	11,814
Computer Sciences Corp.(1)	12,104	612,947
Covansys Corp.(1)	1,623	22,089
Diebold Inc.	444	16,872
Dot Hill Systems Corp.(1)	2,664	18,462
Echelon Corp.(1)	1,819	14,243
Electronic Data Systems Corp.	25,307	608,380
Electronics For Imaging Inc.(1)	3,393	90,288
Hewlett-Packard Co.	183,540	5,254,750
Hutchinson Technology Inc.(1)(2)	1,343	38,208
iGATE Corp.(1)	1,119	5,438
IHS Inc. Class A(1)	330	6,772
Imation Corp.	2,126	97,945
Integral Systems Inc.	598	11,278
Intergraph Corp.(1)(2)	1,242	61,864
International Business Machines Corp.	15,640	1,285,608
Komag Inc.(1)(2)	1,046	36,254
Magma Design Automation Inc.(1)	2,195	18,460
Manhattan Associates Inc.(1)	103	2,109
Maxtor Corp.(1)(2)	1,121	7,780
McDATA Corp. Class A(1)(2)	9,893	37,593
Mentor Graphics Corp.(1)	3,047	31,506
MTS Systems Corp.	406	14,064
NCR Corp.(1)	8,918	302,677
Ness Technologies Inc.(1)	786	8,465
NetScout Systems Inc.(1)	398	2,169
Palm Inc.(1)	2,448	77,846
Perot Systems Corp. Class A(1)	4,416	62,442
Quantum Corp.(1)	11,454	34,935
Rackable Systems Inc.(1)	217	6,180
RadiSys Corp.(1)(2)	719	12,467
Reynolds & Reynolds Co. (The) Class A	3,532	99,143
SanDisk Corp.(1)	2,795	175,582
SI International Inc.(1)	166	5,075
Silicon Storage Technology Inc.(1)	3,927	19,831

Sun Microsystems Inc.(1)	88,549	371,020
Sykes Enterprises Inc.(1)	1,090	14,573
Synopsys Inc.(1)	7,618	152,817
TALX Corp.	244	11,153
Tyler Technologies Inc.(1)	882	7,744
Unisys Corp.(1)	21,322	124,307

		10,444,348
COSMETICS & PERSONAL CARE—0.16%
Alberto-Culver Co.	3,437	157,243
Chattem Inc.(1)	239	8,697
Colgate-Palmolive Co.	8,984	492,772
Elizabeth Arden Inc.(1)	881	17,673
Revlon Inc. Class A(1)(2)	9,070	28,117

		704,502
DISTRIBUTION & WHOLESALE—0.30%
Bell Microproducts Inc.(1)	683	5,225
BlueLinx Holdings Inc.	256	2,880
Brightpoint Inc.(1)	1,195	33,137
Building Materials Holdings Corp.(2)	637	43,450
Genuine Parts Co.	11,066	486,019
Grainger (W.W.) Inc.	3,993	283,902
Handleman Co.(2)	1,419	17,624
Hughes Supply Inc.	3,461	124,077
Huttig Building Products Inc.(1)(2)	508	4,267
Ingram Micro Inc. Class A(1)	4,113	81,972
MWI Veterinary Supply Inc.(1)	189	4,878
Owens & Minor Inc.	1,080	29,732
Tech Data Corp.(1)	2,631	104,398
United Stationers Inc.(1)	1,451	70,373

		1,291,934
DIVERSIFIED FINANCIAL SERVICES—12.00%
Accredited Home Lenders Holding Co.(1)(2)	374	18,543
Advanta Corp. Class B(2)	1,171	37,987
AmeriCredit Corp.(1)(2)	5,180	132,763
Ameritrade Holding Corp.(1)	9,487	227,688
Archipelago Holdings Inc.(1)(2)	586	29,165
Bear Stearns Companies Inc. (The)	7,204	832,278
Capital One Financial Corp.	13,576	1,172,966
CapitalSource Inc.	1,291	28,918
CBOT Holdings Inc. Class A(1)	161	15,095
CharterMac	2,519	53,352
CIT Group Inc.	12,650	655,017
Citigroup Inc.	329,776	16,004,029
Cohen & Steers Inc.	37	689
CompuCredit Corp.(1)	877	33,747
Countrywide Financial Corp.	34,182	1,168,683
Delta Financial Corp.(2)	515	4,316
Doral Financial Corp.	4,743	50,276
E*TRADE Financial Corp.(1)	23,350	487,081
Edwards (A.G.) Inc.	4,900	229,614
Encore Capital Group Inc.(1)	82	1,423
eSpeed Inc.(1)	1,182	9,113
Federal Agricultural Mortgage Corp.(2)	669	20,023
Federal Home Loan Mortgage Corp.	43,635	2,851,547
Federal National Mortgage Association	61,346	2,994,298
Federated Investors Inc. Class B	458	16,964
Financial Federal Corp.(2)	1,094	48,628
Friedman, Billings, Ramsey Group Inc. Class A(2)	8,911	88,219
GAMCO Investors Inc. Class A	233	10,142
Goldman Sachs Group Inc. (The)	21,303	2,720,606

IndyMac Bancorp Inc.	1,889	73,709
IntercontinentalExchange Inc.(1)	744	27,044
Investment Technology Group Inc.(1)	2,485	88,068
Janus Capital Group Inc.	14,412	268,496
Jefferies Group Inc.	3,273	147,220
JP Morgan Chase & Co.	223,050	8,852,854
Knight Capital Group Inc. Class A(1)	6,859	67,836
LaBranche & Co. Inc.(1)(2)	3,554	35,931
Lehman Brothers Holdings Inc.	17,529	2,246,692
MarketAxess Holdings Inc.(1)	889	10,161
Marlin Business Services Corp.(1)	21	502
MBNA Corp.	80,201	2,177,457
Merrill Lynch & Co. Inc.	59,744	4,046,461
Morgan Stanley	62,636	3,553,967
Nasdaq Stock Market Inc. (The)(1)	951	33,456
Ocwen Financial Corp.(1)	2,113	18,383
Piper Jaffray Companies Inc.(1)	1,280	51,712
Raymond James Financial Inc.	3,974	149,701
Sanders Morris Harris Group Inc.(2)	706	11,571
Stifel Financial Corp.(1)	508	19,096
SWS Group Inc.	931	19,495
Waddell & Reed Financial Inc. Class A	1,106	23,193
Westcorp Inc.	898	59,816
WFS Financial Inc.(1)	404	30,765

		51,956,756
ELECTRIC—5.66%
Allegheny Energy Inc.(1)	10,315	326,470
ALLETE Inc.	1,627	71,588
Alliant Energy Corp.	7,394	207,328
Ameren Corp.	12,411	635,940
American Electric Power Co. Inc.	24,328	902,326
Aquila Inc.(1)	23,984	86,342
Avista Corp.	3,110	55,078
Black Hills Corp.(2)	2,078	71,920
CenterPoint Energy Inc.	19,636	252,323
Central Vermont Public Service Corp.(2)	753	13,562
CH Energy Group Inc.(2)	977	44,844
Cinergy Corp.	12,565	533,510
Cleco Corp.	3,135	65,365
CMS Energy Corp.(1)	13,857	201,065
Consolidated Edison Inc.(2)	15,396	713,297
Constellation Energy Group Inc.	11,248	647,885
Dominion Resources Inc.	21,577	1,665,744
DPL Inc.(2)	8,011	208,366
DTE Energy Co.	11,038	476,731
Duke Energy Corp.(2)	58,725	1,612,001
Duquesne Light Holdings Inc.(2)	4,818	78,630
Edison International(2)	20,627	899,543
El Paso Electric Co.(1)	3,001	63,141
Empire District Electric Co. (The)	1,622	32,975
Energy East Corp.	9,231	210,467
Entergy Corp.	13,430	921,969
Exelon Corp.	42,367	2,251,382
FirstEnergy Corp.	20,869	1,022,372
FPL Group Inc.	24,889	1,034,387
Great Plains Energy Inc.(2)	4,763	133,173
Hawaiian Electric Industries Inc.(2)	5,087	131,753
IDACORP Inc.(2)	2,651	77,674
ITC Holdings Corp.	828	23,259
MDU Resources Group Inc.(2)	7,526	246,401
MGE Energy Inc.(2)	994	33,707
Northeast Utilities(2)	9,479	186,642

NorthWestern Corp.	2,235	69,441
NRG Energy Inc.(1)(2)	5,131	241,773
NSTAR	6,792	194,930
OGE Energy Corp.(2)	5,678	152,114
Otter Tail Corp.	1,829	53,004
Pepco Holdings Inc.	11,993	268,283
PG&E Corp.(2)	23,448	870,390
Pike Electric Corp.(1)	878	14,241
Pinnacle West Capital Corp.	6,248	258,355
PNM Resources Inc.	4,402	107,805
PPL Corp.(2)	24,036	706,658
Progress Energy Inc.	15,753	691,872
Public Service Enterprise Group Inc.	15,123	982,541
Puget Energy Inc.	7,265	148,351
Reliant Energy Inc.(1)	18,969	195,760
SCANA Corp.(2)	7,208	283,851
Sierra Pacific Resources Corp.(1)	11,702	152,594
Southern Co. (The)(2)	47,167	1,628,677
TECO Energy Inc.	13,161	226,106
UIL Holdings Corp.	919	42,265
UniSource Energy Corp.	2,231	69,607
Westar Energy Inc.	5,448	117,132
Wisconsin Energy Corp.	7,429	290,177
WPS Resources Corp.(2)	2,553	141,206
Xcel Energy Inc.(2)	25,492	470,582

		24,516,875
ELECTRICAL COMPONENTS & EQUIPMENT—0.21%
Artesyn Technologies Inc.(1)	495	5,098
Belden CDT Inc.(2)	2,798	68,355
C&D Technologies Inc.	1,564	11,918
Emerson Electric Co.	4,291	320,538
Encore Wire Corp.(1)	1,075	24,467
Energizer Holdings Inc.(1)	830	41,326
EnerSys(1)	2,878	37,529
General Cable Corp.(1)	1,812	35,696
GrafTech International Ltd.(1)	3,334	20,737
Greatbatch Inc.(1)	214	5,566
Hubbell Inc. Class B	3,650	164,688
Littelfuse Inc.(1)	805	21,936
Molex Inc.	4,369	113,376
Powell Industries Inc.(1)	364	6,537
Power-One Inc.(1)	4,113	24,760
Superior Essex Inc.(1)	1,065	21,470
Valence Technology Inc.(1)(2)	2,333	3,593

		927,590
ELECTRONICS—0.65%
Agilent Technologies Inc.(1)	4,852	161,523
Analogic Corp.	861	41,199
Applera Corp.-Applied Biosystems Group	12,524	332,637
Arrow Electronics Inc.(1)	7,481	239,616
Avnet Inc.(1)	6,336	151,684
AVX Corp.(2)	2,509	36,330
Badger Meter Inc.	132	5,180
Bel Fuse Inc. Class B	714	22,705
Benchmark Electronics Inc.(1)	1,257	42,273
Brady Corp. Class A	1,269	45,912
Checkpoint Systems Inc.(1)	2,358	58,125
Coherent Inc.(1)(2)	1,942	57,639
CTS Corp.	1,353	14,964
Cubic Corp.(2)	967	19,301
Cymer Inc.(1)	369	13,103

Electro Scientific Industries Inc.(1)	1,765	42,625
Excel Technology Inc.(1)	163	3,876
FEI Co.(1)(2)	282	5,406
Fisher Scientific International Inc.(1)	3,621	223,995
Keithley Instruments Inc.	72	1,007
KEMET Corp.(1)	4,760	33,653
LeCroy Corp.(1)	752	11,498
Methode Electronics Inc.	1,034	10,309
Mettler Toledo International Inc.(1)	661	36,487
Molecular Devices Corp.(1)	331	9,576
Multi-Fineline Electronix Inc.(1)	63	3,035
OSI Systems Inc.(1)(2)	604	11,108
Park Electrochemical Corp.	1,224	31,800
Paxar Corp.(1)	2,015	39,554
PerkinElmer Inc.	3,878	91,366
Photon Dynamics Inc.(1)	68	1,243
Plexus Corp.(1)	1,216	27,652
Rofin-Sinar Technologies Inc.(1)	941	40,905
Sanmina-SCI Corp.(1)	16,890	71,951
Solectron Corp.(1)	29,526	108,065
Symbol Technologies Inc.	2,272	29,127
Sypris Solutions Inc.	384	3,832
Technitrol Inc.	2,529	43,246
Tektronix Inc.	3,962	111,768
Thermo Electron Corp.(1)	6,513	196,237
Thomas & Betts Corp.(1)	2,121	88,997
TTM Technologies Inc.(1)	1,232	11,581
Varian Inc.(1)	2,062	82,047
Viisage Technology Inc.(1)(2)	264	4,642
Vishay Intertechnology Inc.(1)	7,557	103,984
Watts Water Technologies Inc. Class A	1,388	42,043
Woodward Governor Co.	611	52,552
X-Rite Inc.	93	930

		2,818,288
ENERGY-ALTERNATE SOURCES—0.01%
FuelCell Energy Inc.(1)(2)	3,032	25,681
Pacific Ethanol Inc.(1)(2)	118	1,277
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	2,618	7,016
SunPower Corp. Class A(1)	142	4,827

		38,801
ENGINEERING & CONSTRUCTION—0.15%
Dycom Industries Inc.(1)(2)	2,545	55,990
EMCOR Group Inc.(1)(2)	993	67,057
Granite Construction Inc.(2)	2,229	80,043
Infrasource Services Inc.(1)	546	7,142
Insituform Technologies Inc. Class A(1)(2)	1,581	30,624
Jacobs Engineering Group Inc.(1)	710	48,188
Layne Christensen Co.(1)	607	15,436
Perini Corp.(1)	536	12,944
Shaw Group Inc. (The)(1)(2)	4,952	144,054
URS Corp.(1)	2,561	96,319
Washington Group International Inc.(2)	1,638	86,765

		644,562
ENTERTAINMENT—0.10%
Bluegreen Corp.(1)(2)	1,006	15,895
Carmike Cinemas Inc.	739	18,741
Churchill Downs Inc.	487	17,888
Dover Motorsports Inc.	895	5,468
Great Wolf Resorts Inc.(1)	692	7,135

International Speedway Corp. Class A	1,957	93,740
Magna Entertainment Corp. Class A(1)(2)	2,575	18,385
Pinnacle Entertainment Inc.(1)	2,236	55,252
Six Flags Inc.(1)(2)	5,833	44,972
Speedway Motorsports Inc.	771	26,731
Steinway Musical Instruments Inc.(1)	505	12,883
Sunterra Corp.(1)	751	10,679
Vail Resorts Inc.(1)	1,929	63,715
Warner Music Group Corp.	2,039	39,292

		430,776
ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc.(1)	9,315	81,413
Calgon Carbon Corp.	2,179	12,399
Casella Waste Systems Inc. Class A(1)	1,116	14,274
Metal Management Inc.	1,436	33,401
Republic Services Inc.	8,710	327,060
Tetra Tech Inc.(1)	538	8,430
Waste Holdings Inc.	361	4,650
Waste Management Inc.	26,116	792,621
Waste Services Inc.(1)	3,721	12,391

		1,286,639
FOOD—1.81%
Albertson’s Inc.	23,330	498,095
American Italian Pasta Co. Class A(2)	1,111	7,555
Campbell Soup Co.	7,281	216,755
Chiquita Brands International Inc.	2,636	52,746
ConAgra Foods Inc.(2)	32,797	665,123
Corn Products International Inc.	4,730	113,000
Dean Foods Co.(1)	8,904	335,325
Del Monte Foods Co.(1)	12,616	131,585
Diamond Foods Inc.	312	6,168
Flowers Foods Inc.	2,658	73,254
General Mills Inc.	17,569	866,503
Gold Kist Inc.(1)(2)	2,437	36,433
Great Atlantic & Pacific Tea Co.(1)(2)	571	18,146
Hain Celestial Group Inc.(1)	1,831	38,744
Heinz (H.J.) Co.	10,290	346,979
Hershey Co. (The)	833	46,023
Hormel Foods Corp.	4,663	152,387
Ingles Markets Inc. Class A	798	12,489
J&J Snack Foods Corp.	373	22,160
Kellogg Co.	5,152	222,669
Kraft Foods Inc.(2)	15,833	445,541
Kroger Co.(1)	46,172	871,727
Lance Inc.	1,589	29,603
M&F Worldwide Corp.(1)	774	12,632
McCormick & Co. Inc. NVS	2,754	85,154
Nash Finch Co.	766	19,518
Pathmark Stores Inc.(1)	1,778	17,762
Performance Food Group Co.(1)	2,425	68,797
Pilgrim’s Pride Corp.(2)	948	31,436
Premium Standard Farms Inc.	496	7,420
Ralcorp Holdings Inc.(1)	1,862	74,312
Ruddick Corp.	2,226	47,369
Safeway Inc.(2)	28,394	671,802
Sanderson Farms Inc.(2)	1,019	31,110
Sanfilippo (John B.) & Son Inc.(1)	445	5,754
Sara Lee Corp.	31,187	589,434
Seaboard Corp.	14	21,154
Smithfield Foods Inc.(1)	5,478	167,627
Smucker (J.M.) Co. (The)(2)	3,288	144,672

Spartan Stores Inc.(1)	387	4,033
SUPERVALU Inc.(2)	8,643	280,725
Tootsie Roll Industries Inc.(2)	1,048	30,319
TreeHouse Foods Inc.(1)(2)	1,892	35,418
Tyson Foods Inc. Class A	15,368	262,793
Weis Markets Inc.	888	38,220

		7,856,471
FOREST PRODUCTS & PAPER—0.97%
Bowater Inc.(2)	3,526	108,319
Buckeye Technologies Inc.(1)	1,878	15,118
Caraustar Industries Inc.(1)	1,696	14,738
Glatfelter Co.	2,751	39,037
International Paper Co.(2)	31,075	1,044,431
Longview Fibre Co.	3,307	68,819
Louisiana-Pacific Corp.	6,932	190,422
MeadWestvaco Corp.	11,662	326,886
Mercer International Inc.(1)(2)	1,772	13,928
Neenah Paper Inc.	833	23,324
Plum Creek Timber Co. Inc.	11,662	420,415
Potlatch Corp.	1,824	92,988
Rayonier Inc.	4,774	190,244
Rock-Tenn Co. Class A	1,833	25,020
Schweitzer-Mauduit International Inc.	1,022	25,325
Smurfit-Stone Container Corp.(1)	16,153	228,888
Temple-Inland Inc.	7,105	318,659
Wausau Paper Corp.	2,670	31,639
Weyerhaeuser Co.	15,381	1,020,376
Xerium Technologies Inc.	413	3,473

		4,202,049
GAS—0.75%
AGL Resources Inc.	4,884	170,012
Atmos Energy Corp.	5,032	131,637
Cascade Natural Gas Corp.(2)	658	12,838
Energen Corp.	4,614	167,580
EnergySouth Inc.	433	11,596
KeySpan Corp.	11,052	394,446
Laclede Group Inc. (The)	1,322	38,616
New Jersey Resources Corp.	1,680	70,375
Nicor Inc.	2,784	109,439
NiSource Inc.(2)	17,244	359,710
Northwest Natural Gas Co.	1,783	60,943
ONEOK Inc.	6,414	170,805
Peoples Energy Corp.(2)	2,443	85,676
Piedmont Natural Gas Co.(2)	4,817	116,379
Sempra Energy	16,215	727,081
South Jersey Industries Inc.	1,756	51,170
Southern Union Co.(1)	6,058	143,151
Southwest Gas Corp.	2,321	61,274
UGI Corp.	6,490	133,694
Vectren Corp.	4,814	130,748
WGL Holdings Inc.	3,068	92,224

		3,239,394
HAND & MACHINE TOOLS—0.16%
Baldor Electric Co.(2)	547	14,031
Black & Decker Corp.	2,287	198,878
Kennametal Inc.	2,387	121,832
Lincoln Electric Holdings Inc.(2)	2,130	84,476
Regal-Beloit Corp.(2)	790	27,966
Snap-On Inc.(2)	3,659	137,432
Stanley Works (The)	1,856	89,162

		673,777

HEALTH CARE-PRODUCTS—0.14%
Bausch & Lomb Inc.	413	28,043
Bruker BioSciences Corp.(1)	262	1,273
Caliper Life Sciences Inc.(1)	2,130	12,524
CONMED Corp.(1)	1,831	43,321
Cooper Companies Inc.	540	27,702
Datascope Corp.	785	25,944
DexCom Inc.(1)	82	1,223
DJ Orthopedics Inc.(1)	418	11,528
Encore Medical Corp.(1)	474	2,346
ev3 Inc.(1)	190	2,801
HealthTronics Inc.(1)	131	1,002
Hillenbrand Industries Inc.	2,341	115,669
Hologic Inc.(1)	274	10,390
ICU Medical Inc.(1)	355	13,920
Invacare Corp.	1,897	59,737
Inverness Medical Innovations Inc.(1)(2)	1,228	29,116
Merit Medical Systems Inc.(1)	735	8,923
NxStage Medical Inc.(1)	54	646
Oakley Inc.	245	3,599
Occulogix Inc.(1)(2)	593	4,270
Steris Corp.	3,845	96,202
Sybron Dental Specialties Inc.(1)	894	35,590
Viasys Healthcare Inc.(1)	1,665	42,790
Vital Sign Inc.	91	3,897
Zoll Medical Corp.(1)	198	4,988

		587,444
HEALTH CARE-SERVICES—0.66%
Aetna Inc.	3,683	347,344
Alliance Imaging Inc.(1)	286	1,702
Allied Healthcare International Inc.(1)	1,327	8,148
American Dental Partners Inc.(1)	340	6,147
Brookdale Senior Living Inc.	239	7,125
Community Health Systems Inc.(1)	1,108	42,481
Genesis HealthCare Corp.(1)(2)	1,223	44,664
Gentiva Health Services Inc.(1)	483	7,119
Health Management Associates Inc. Class A	1,537	33,753
Health Net Inc.(1)	2,936	151,351
Humana Inc.(1)	2,557	138,922
Kindred Healthcare Inc.(1)(2)	1,799	46,342
LHC Group Inc.(1)	98	1,708
Magellan Health Services Inc.(1)	1,509	47,458
MedCath Corp.(1)	356	6,604
National Healthcare Corp.	236	8,822
Odyssey Healthcare Inc.(1)	373	6,953
RehabCare Group Inc.(1)	801	16,180
Res-Care Inc.(1)	1,245	21,626
Sierra Health Services Inc.(1)	289	23,108
Specialty Laboratories Inc.(1)	101	1,318
Sunrise Senior Living Inc.(1)	113	3,809
Symbion Inc.(1)	61	1,403
Tenet Healthcare Corp.(1)	25,381	194,418
Triad Hospitals Inc.(1)	3,426	134,402
UnitedHealth Group Inc. (3)	0	12
Universal Health Services Inc. Class B	887	41,458
WellPoint Inc.(1)	18,821	1,501,701

		2,846,078
HOLDING COMPANIES-DIVERSIFIED—0.06%
Leucadia National Corp.	5,159	244,846
Resource America Inc. Class A	663	11,304

		256,150

HOME BUILDERS—0.45%
Beazer Homes USA Inc.(2)	1,539	112,101
Centex Corp.	3,785	270,590
Coachmen Industries Inc.	978	11,550
Fleetwood Enterprises Inc.(1)	2,725	33,654
Horton (D.R.) Inc.	4,727	168,896
KB Home	887	64,449
Lennar Corp. Class A	3,621	220,953
Levitt Corp. Class A	1,035	23,536
M.D.C. Holdings Inc.	759	47,043
M/I Homes Inc.(2)	761	30,912
Meritage Homes Corp.(1)	1,423	89,535
Monaco Coach Corp.(2)	1,567	20,841
Orleans Homebuilders Inc.(2)	195	3,578
Palm Harbor Homes Inc.(1)(2)	595	11,186
Pulte Homes Inc.(2)	13,600	535,296
Ryland Group Inc.(2)	637	45,947
Skyline Corp.	401	14,596
Standard Pacific Corp.	3,792	139,546
Technical Olympic USA Inc.	959	20,225
WCI Communities Inc.(1)(2)	2,184	58,640
William Lyon Homes Inc.(1)	129	13,016
Williams Scotsman International Inc.(1)	666	11,528

		1,947,618
HOME FURNISHINGS—0.14%
Audiovox Corp. Class A(1)	1,070	14,830
Bassett Furniture Industries Inc.	605	11,192
DTS Inc.(1)	67	992
Ethan Allen Interiors Inc.(2)	1,983	72,439
Furniture Brands International Inc.(2)	3,081	68,799
Hooker Furniture Corp.	598	10,256
Kimball International Inc. Class B	1,545	16,423
La-Z-Boy Inc.(2)	3,381	45,846
Maytag Corp.	2,049	38,562
Stanley Furniture Co. Inc.	742	17,200
Whirlpool Corp.(2)	3,873	324,402

		620,941
HOUSEHOLD PRODUCTS & WARES—0.49%
American Greetings Corp. Class A(2)	4,053	89,044
Avery Dennison Corp.	2,246	124,136
Blyth Inc.(2)	1,632	34,190
Central Garden & Pet Co.(1)(2)	1,209	55,541
Clorox Co. (The)	9,765	555,531
CSS Industries Inc.	364	11,186
Ennis Inc.	1,578	28,672
Harland (John H.) Co.	218	8,197
Kimberly-Clark Corp.	16,639	992,516
Prestige Brands Holdings Inc.(1)	1,223	15,287
Russ Berrie & Co. Inc.(2)	656	7,492
Scotts Miracle-Gro Co. (The) Class A	2,453	110,974
Spectrum Brands Inc.(1)	616	12,511
Standard Register Co. (The)	1,061	16,774
Tupperware Corp.	1,169	26,186
Water Pik Technologies Inc.(1)	751	16,124
WD-40 Co.	497	13,051

		2,117,412

HOUSEWARES—0.09%
Libbey Inc.	959	9,801
Lifetime Brands Inc.(2)	269	5,560
National Presto Industries Inc.	294	13,039
Newell Rubbermaid Inc.	14,326	340,672

		369,072
INSURANCE—7.63%
Affirmative Insurance Holdings Inc.	502	7,324
AFLAC Inc.	6,498	301,637
Alfa Corp.	2,140	34,454
Alleghany Corp.(1)	315	89,460
Allstate Corp. (The)	42,351	2,289,919
Ambac Financial Group Inc.	5,349	412,194
American Equity Investment Life Holding Co.(2)	2,093	27,314
American Financial Group Inc.	2,960	113,398
American International Group Inc.	102,253	6,976,722
American National Insurance Co.	499	58,378
American Physicians Capital Inc.(1)	506	23,170
AmerUs Group Co.(2)	2,501	141,732
AON Corp.	20,120	723,314
Argonaut Group Inc.(1)(2)	954	31,263
Assurant Inc.	6,948	302,169
Baldwin & Lyons Inc. Class B	503	12,223
Berkley (W.R.) Corp.	5,581	265,767
Bristol West Holdings Inc.	1,082	20,590
Ceres Group Inc.(1)	2,427	12,548
Chubb Corp.	12,376	1,208,516
CIGNA Corp.	8,294	926,440
Cincinnati Financial Corp.	11,117	496,708
Citizens Inc.(1)(2)	2,402	13,092
CNA Financial Corp.(1)	1,464	47,917
CNA Surety Corp.(1)	984	14,337
Commerce Group Inc.	1,653	94,684
Conseco Inc.(1)	9,608	222,617
Crawford & Co. Class B	1,084	6,244
Delphi Financial Group Inc. Class A	1,750	80,517
Direct General Corp.(2)	853	14,416
Donegal Group Inc. Class A	582	13,526
EMC Insurance Group Inc.	415	8,275
Enstar Group Inc.(1)	95	6,294
Erie Indemnity Co. Class A	2,163	115,072
FBL Financial Group Inc. Class A	806	26,445
Fidelity National Financial Inc.	10,257	377,355
Fidelity National Title Group Inc. Class A	1,778	43,294
First Acceptance Corp.(1)	1,046	10,763
First American Corp.	5,234	237,100
FPIC Insurance Group Inc.(1)	619	21,479
Gallagher (Arthur J.) & Co.	1,031	31,837
Genworth Financial Inc. Class A	14,393	497,710
Great American Financial Resources Inc.	518	10,277
Hanover Insurance Group Inc. (The)	3,171	132,453
Harleysville Group Inc.	862	22,843
Hartford Financial Services Group Inc.	18,796	1,614,388
HCC Insurance Holdings Inc.	3,629	107,709
Hilb, Rogal & Hobbs Co.(2)	1,684	64,851
Horace Mann Educators Corp.	2,704	51,268
Independence Holding Co.	325	6,354
Infinity Property & Casualty Corp.	1,284	47,778
James River Group Inc.(1)	267	5,300
Jefferson-Pilot Corp.	8,614	490,395
Kansas City Life Insurance Co.	225	11,268
KMG America Corp.(1)	1,217	11,172
LandAmerica Financial Group Inc.	1,138	71,011

Lincoln National Corp.	11,003	583,489
Loews Corp.	9,431	894,530
Markel Corp.(1)(2)	348	110,333
Marsh & McLennan Companies Inc.	33,761	1,072,249
MBIA Inc.(2)	8,036	483,446
Mercury General Corp.	1,646	95,830
MetLife Inc.	26,392	1,293,208
MGIC Investment Corp.(2)	5,975	393,274
Midland Co. (The)	533	19,209
National Western Life Insurance Co. Class A	148	30,623
Nationwide Financial Services Inc.(2)	3,639	160,116
Navigators Group Inc. (The)(1)	346	15,089
Odyssey Re Holdings Corp.(2)	838	21,017
Ohio Casualty Corp.	3,934	111,411
Old Republic International Corp.	11,599	304,590
Philadelphia Consolidated Holding Corp.(1)(2)	197	19,048
Phoenix Companies Inc.(2)	5,952	81,185
PMA Capital Corp. Class A(1)	1,975	18,032
PMI Group Inc. (The)	5,945	244,161
Presidential Life Corp.(2)	1,386	26,389
Principal Financial Group Inc.	18,600	882,198
ProAssurance Corp.(1)(2)	1,051	51,121
Progressive Corp. (The)	1,118	130,560
Protective Life Corp.	4,432	193,989
Prudential Financial Inc.(2)	30,591	2,238,955
Radian Group Inc.	5,470	320,487
Reinsurance Group of America Inc.	1,853	88,499
Republic Companies Group Inc.	382	5,913
RLI Corp.	1,416	70,616
SAFECO Corp.(2)	8,080	456,520
Safety Insurance Group Inc.	669	27,008
SeaBright Insurance Holdings(1)	442	7,350
Selective Insurance Group Inc.	1,778	94,412
St. Paul Travelers Companies Inc.	42,699	1,907,364
StanCorp Financial Group Inc.	3,566	178,122
State Auto Financial Corp.	872	31,793
Stewart Information Services Corp.	1,087	52,904
Torchmark Corp.(2)	6,606	367,294
Tower Group Inc.	855	18,793
Transatlantic Holdings Inc.	1,559	104,765
Triad Guaranty Inc.(1)	580	25,514
21st Century Insurance Group	2,006	32,457
U.S.I. Holdings Corp.(1)	2,838	39,079
UICI	2,268	80,537
United Fire & Casualty Co.(2)	1,111	44,918
Unitrin Inc.	1,601	72,125
Universal American Financial Corp.(1)	961	14,492
UNUMProvident Corp.	18,882	429,565
Wesco Financial Corp.	87	33,495
Zenith National Insurance Corp.	1,388	64,015

		33,047,370
INTERNET—0.27%
Agile Software Corp.(1)	1,877	11,224
Alloy Inc.(1)(2)	2,180	6,300
Ariba Inc.(1)	4,096	30,106
AsiaInfo Holdings Inc.(1)	1,018	4,052
autobytel.com Inc.(1)	1,085	5,360
Avocent Corp.(1)	421	11,447
CheckFree Corp.(1)	808	37,087
CMGI Inc.(1)	7,190	10,929
Emdeon Corp.(1)	3,822	32,334
Expedia Inc.(1)	5,159	123,610

Harris Interactive Inc.(1)	852	3,672
IAC/InterActiveCorp(1)	5,163	146,165
InfoSpace Inc.(1)	459	11,851
Internet Capital Group Inc.(1)(2)	2,354	19,350
Internet Security Systems Inc.(1)	570	11,942
Interwoven Inc.(1)	2,291	19,405
Ipass Inc.(1)	460	3,018
Keynote Systems Inc.(1)	401	5,153
MatrixOne Inc.(1)	2,980	14,870
Motive Inc.(1)	317	980
NetBank Inc.	2,856	20,506
NetRatings Inc.(1)	889	10,961
ProQuest Co.(1)(2)	131	3,656
Redback Networks Inc.(1)	1,856	26,095
RSA Security Inc.(1)	3,329	37,385
S1 Corp.(1)	2,620	11,397
SonicWALL Inc.(1)	3,291	26,065
Stellent Inc.(1)	831	8,252
SupportSoft Inc.(1)	651	2,747
Symantec Corp.(1)	22,762	398,335
TIBCO Software Inc.(1)	4,544	33,944
United Online Inc.	2,992	42,546
Vignette Corp.(1)	1,144	18,659
WebMD Health Corp. Class A(1)	72	2,092
webMethods Inc.(1)	3,277	25,266
WebSideStory Inc.(1)	70	1,269

		1,178,030
INVESTMENT COMPANIES—0.16%
Allied Capital Corp.(2)	8,493	249,439
American Capital Strategies Ltd.	6,912	250,284
Apollo Investment Corp.(2)	3,923	70,339
Ares Capital Corp.(2)	2,486	39,950
Capital Southwest Corp.	174	15,747
Gladstone Capital Corp.(2)	666	14,239
Gladstone Investment Corp.	685	9,309
MCG Capital Corp.(2)	3,310	48,293
NGP Capital Resources Co.	610	8,009
Technology Investment Capital Corp.	475	7,173

		712,782
IRON & STEEL—0.35%
Carpenter Technology Corp.	1,544	108,806
Chaparral Steel Co.(1)	1,410	42,653
Gibraltar Industries Inc.	1,210	27,757
Nucor Corp.	10,141	676,608
Oregon Steel Mills Inc.(1)(2)	2,241	65,930
Reliance Steel & Aluminum Co.	632	38,628
Roanoke Electric Steel Corp.	676	15,954
Ryerson Tull Inc.(2)	1,551	37,720
Schnitzer Steel Industries Inc. Class A	1,362	41,664
Steel Dynamics Inc.(2)	2,532	89,911
Steel Technologies Inc.	257	7,193
United States Steel Corp.(2)	7,247	348,363
Wheeling-Pittsburgh Corp.(1)	485	4,375

		1,505,562
LEISURE TIME—0.09%
Arctic Cat Inc.	848	17,011
Brunswick Corp.	1,589	64,609
Callaway Golf Co.	4,788	66,266
K2 Inc.(1)(2)	2,903	29,349
Multimedia Games Inc.(1)(2)	519	4,801

Pegasus Solutions Inc.(1)(2)	1,474	13,222
Sabre Holdings Corp.	8,346	201,222

		396,480
LODGING—0.23%
Ameristar Casinos Inc.	355	8,059
Aztar Corp.(1)	2,249	68,347
Gaylord Entertainment Co.(1)	1,494	65,123
Harrah’s Entertainment Inc.	4,305	306,903
La Quinta Corp.(1)	12,883	143,517
Lodgian Inc.(1)	1,531	16,428
Marcus Corp.(2)	1,279	30,057
MTR Gaming Group Inc.(1)	226	2,353
Riviera Holdings Corp.(1)	121	1,983
Starwood Hotels & Resorts Worldwide Inc.	5,279	337,117

		979,887
MACHINERY—0.48%
AGCO Corp.(1)(2)	5,696	94,383
Alamo Group Inc.	372	7,626
Albany International Corp. Class A	1,840	66,534
Applied Industrial Technologies Inc.	193	6,502
Briggs & Stratton Corp.	3,246	125,912
Cascade Corp.(2)	766	35,933
Cummins Inc.(2)	1,298	116,470
Deere & Co.	14,023	955,107
Flowserve Corp.(1)	3,475	137,471
Gardner Denver Inc.(1)	1,617	79,718
Gehl Corp.(1)	810	21,263
Global Power Equipment Group Inc.(1)	1,130	5,108
Gorman-Rupp Co. (The)(2)	656	14,504
IDEX Corp.	688	28,284
iRobot Corp.(1)	99	3,300
Kadant Inc.(1)	511	9,454
Lindsay Manufacturing Co.	287	5,519
Manitowoc Co. Inc. (The)	287	14,413
NACCO Industries Inc.	341	39,948
Nordson Corp.	852	34,515
Robbins & Myers Inc.	702	14,286
Sauer-Danfoss Inc.	466	8,765
Stewart & Stevenson Services Inc.	494	10,438
Tecumseh Products Co. Class A	1,033	23,666
Tennant Co.	485	25,220
Terex Corp.(1)	3,146	186,872

		2,071,211
MANUFACTURING—2.66%
Acuity Brands Inc.	2,765	87,927
Ameron International Corp.(2)	524	23,884
Applied Films Corp.(1)	848	17,613
AptarGroup Inc.	2,239	116,876
Barnes Group Inc.	1,092	36,036
Blount International Inc.(1)	298	4,747
Brink’s Co. (The)	926	44,365
Carlisle Companies Inc.	967	66,868
Ceradyne Inc.(1)(2)	582	25,492
CLARCOR Inc.	804	23,887
Crane Co.	3,252	114,698
Dover Corp.	4,258	172,406
Eastman Kodak Co.(2)	18,199	425,857
Eaton Corp.	6,856	459,969
EnPro Industries Inc.(1)	1,285	34,631
ESCO Technologies Inc.(1)	273	12,146

Federal Signal Corp.	3,038	45,600
FreightCar America Inc.	560	26,925
General Electric Co.	162,692	5,702,355
Griffon Corp.(1)(2)	1,827	43,501
Harsco Corp.	346	23,358
Hexcel Corp.(1)	3,775	68,139
Honeywell International Inc.	54,059	2,013,698
Illinois Tool Works Inc.	1,045	91,950
ITT Industries Inc.	503	51,718
Lancaster Colony Corp.	1,370	50,759
Leggett & Platt Inc.	8,695	199,637
Myers Industries Inc.	1,630	23,765
Pall Corp.(2)	7,196	193,285
Parker Hannifin Corp.	4,323	285,145
Pentair Inc.	1,045	36,073
Reddy Ice Holdings Inc.	442	9,640
Roper Industries Inc.	754	29,791
Smith (A.O.) Corp.	1,102	38,680
SPX Corp.(2)	4,190	191,776
Standex International Corp.	775	21,514
Sturm Ruger & Co. Inc.	1,191	8,349
Teleflex Inc.	2,319	150,689
Textron Inc.	5,727	440,864
Tredegar Corp.	839	10,815
Trinity Industries Inc.	2,580	113,701

		11,539,129
MEDIA—4.17%
Belo (A.H.) Corp.	6,035	129,209
Charter Communications Inc. Class A(1)	24,927	30,411
Citadel Broadcasting Corp.	2,742	36,852
Clear Channel Communications Inc.	23,223	730,363
Comcast Corp. Class A(1)	67,781	1,759,595
Courier Corp.	356	12,225
Cox Radio Inc. Class A(1)	2,411	33,947
Cumulus Media Inc. Class A(1)(2)	2,883	35,778
DIRECTV Group Inc. (The)(1)	3,945	55,703
Discovery Holding Co. Class A(1)	11,255	170,513
Emmis Communications Corp.(1)	1,696	33,767
Entercom Communications Corp.(1)	2,267	67,262
Entravision Communications Corp.(1)	1,950	13,884
Fisher Communications Inc.(1)	152	6,297
4Kids Entertainment Inc.(1)(2)	876	13,744
Gannett Co. Inc.	15,734	953,008
Gray Television Inc.	2,865	28,134
Hearst-Argyle Television Inc.(2)	1,864	44,456
Journal Communications Inc. Class A	1,505	20,995
Journal Register Co.	1,313	19,629
Knight Ridder Inc.(2)	4,724	299,029
Lee Enterprises Inc.	2,853	105,304
Liberty Corp.	867	40,584
Liberty Global Inc. Class A(1)	17,096	384,660
Liberty Media Corp. Class A(1)	112,689	886,862
Lin TV Corp. Class A(1)	1,841	20,509
McClatchy Co. (The) Class A(2)	1,282	75,766
Media General Inc. Class A	1,356	68,749
Nelson (Thomas) Inc.	245	6,039
New York Times Co. Class A(2)	9,194	243,181
News Corp. Class A	88,306	1,373,158
Primedia Inc.(1)	9,011	14,508
Radio One Inc. Class D(1)	3,559	36,836
Readers Digest Association Inc. (The)	1,012	15,403
Regent Communications Inc.(1)	1,460	6,774

Saga Communications Inc.(1)	294	3,196
Salem Communications Corp. Class A(1)	58	1,014
Scholastic Corp.(1)(2)	2,076	59,187
Spanish Broadcasting System Inc. Class A(1)	290	1,482
Time Warner Inc.	275,069	4,797,203
Tribune Co.(2)	15,084	456,442
Univision Communications Inc. Class A(1)	6,990	205,436
Viacom Inc. Class B	73,953	2,410,868
Walt Disney Co. (The)	92,679	2,221,516
Washington Post Co. (The) Class B	48	36,720
Westwood One Inc.	3,958	64,515
World Wrestling Entertainment Inc.	1,143	16,779
WorldSpace Inc. Class A(1)(2)	466	6,762

		18,054,254
METAL FABRICATE & HARDWARE—0.18%
Castle (A.M.) & Co.(1)	626	13,672
CIRCOR International Inc.	978	25,095
Commercial Metals Co.	3,829	143,741
Earle M Jorgensen Co.(1)	465	4,292
Kaydon Corp.(2)	881	28,315
Lawson Products Inc.	218	8,227
Mueller Industries Inc.	1,631	44,722
NN Inc.	316	3,350
Omega Flex Inc.(1)	179	3,113
Precision Castparts Corp.	5,564	288,271
Quanex Corp.	254	12,692
RBC Bearings Inc.(1)	374	6,078
Timken Co. (The)	2,473	79,185
Valmont Industries Inc.	1,067	35,702
Worthington Industries Inc.	3,828	73,536

		769,991
MINING—0.85%
Alcoa Inc.	55,267	1,634,245
Brush Engineered Materials Inc.(1)	1,196	19,016
Century Aluminum Co.(1)(2)	1,415	37,087
Compass Minerals International Inc.	1,261	30,945
Newmont Mining Corp.	26,123	1,394,968
Phelps Dodge Corp.	2,856	410,893
RTI International Metals Inc.(1)	1,385	52,561
Stillwater Mining Co.(1)	2,711	31,366
Titanium Metals Corp.(1)	66	4,175
USEC Inc.	5,374	64,219

		3,679,475
OFFICE & BUSINESS EQUIPMENT—0.29%
Global Imaging Systems Inc.(1)(2)	314	10,874
IKON Office Solutions Inc.(2)	7,254	75,514
Pitney Bowes Inc.	6,939	293,173
TRM Corp.(1)	337	2,511
Xerox Corp.(1)	60,668	888,786

		1,270,858
OFFICE FURNISHINGS—0.01%
CompX International Inc.	199	3,188
Interface Inc. Class A(1)	1,211	9,954
Steelcase Inc. Class A(2)	2,316	36,662

		49,804
OIL & GAS—12.24%
Alon USA Energy Inc.(1)	231	4,539
Amerada Hess Corp.	4,943	626,871

Anadarko Petroleum Corp.	14,935	1,415,091
Apache Corp.	20,795	1,424,873
Atlas America Inc.(1)	341	20,535
Berry Petroleum Co. Class A	232	13,270
Bill Barrett Corp.(1)	804	31,042
Bois d’Arc Energy LLC(1)	830	13,164
Brigham Exploration Co.(1)	1,826	21,656
Bronco Drilling Co. Inc.(1)	176	4,050
Burlington Resources Inc.	24,429	2,105,780
Cabot Oil & Gas Corp.	1,630	73,513
Callon Petroleum Co.(1)	608	10,731
Carrizo Oil & Gas Inc.(1)	518	12,800
Chesapeake Energy Corp.	14,300	453,739
Chevron Corp.	143,652	8,155,124
Cimarex Energy Co.(1)	5,147	221,372
ConocoPhillips	88,252	5,134,501
Devon Energy Corp.	28,155	1,760,814
Edge Petroleum Corp.(1)(2)	985	24,536
Encore Acquisition Co.(1)	2,034	65,169
Energy Partners Ltd.(1)	1,844	40,181
ENSCO International Inc.	2,764	122,583
Exxon Mobil Corp.	403,542	22,666,954
Forest Oil Corp.(1)	3,324	151,475
Giant Industries Inc.(1)	330	17,147
Harvest Natural Resources Inc.(1)(2)	2,399	21,303
Helmerich & Payne Inc.	1,133	70,144
Holly Corp.	188	11,068
Houston Exploration Co.(1)	1,805	95,304
Kerr-McGee Corp.	7,288	662,188
Marathon Oil Corp.	23,016	1,403,286
McMoRan Exploration Co.(1)(2)	1,291	25,523
Meridian Resource Corp. (The)(1)	5,223	21,937
Newfield Exploration Co.(1)	2,209	110,605
Noble Energy Inc.	9,653	389,016
Occidental Petroleum Corp.(2)	25,238	2,016,011
Penn Virginia Corp.	693	39,778
PetroCorp Inc. Escrow(4)	190	0
Petrohawk Energy Corp.(1)	1,984	26,228
Petroleum Development Corp.(1)	33	1,100
PetroQuest Energy Inc.(1)	2,498	20,683
Pioneer Natural Resources Co.	7,710	395,292
Pogo Producing Co.	3,864	192,466
Pride International Inc.(1)	4,624	142,188
Remington Oil & Gas Corp.(1)	210	7,665
Rowan Companies Inc.	2,859	101,895
St. Mary Land & Exploration Co.	849	31,252
Stone Energy Corp.(1)	1,502	68,386
Sunoco Inc.	1,889	148,060
Swift Energy Co.(1)(2)	1,774	79,954
Tesoro Corp.	1,904	117,191
Unit Corp.(1)	134	7,374
Valero Energy Corp.	37,571	1,938,664
Vintage Petroleum Inc.	3,432	183,029
W&T Offshore Inc.	244	7,174
Whiting Petroleum Corp.(1)(2)	2,308	92,320

		53,018,594
OIL & GAS SERVICES—0.22%
Cooper Cameron Corp.(1)	1,326	54,896
Dresser-Rand Group Inc.(1)	280	6,770
Dril-Quip Inc.(1)	370	17,464
Global Industries Ltd.(1)	2,567	29,135
Gulf Island Fabrication Inc.	90	2,188

Hanover Compressor Co.(1)(2)	5,799	81,824
Hercules Offshore Inc.(1)	238	6,762
Input/Output Inc.(1)(2)	4,353	30,602
Lufkin Industries Inc.	165	8,229
Maverick Tube Corp.(1)	1,477	58,873
National Oilwell Varco Inc.(1)	4,567	286,351
Newpark Resources Inc.(1)	1,695	12,933
Oceaneering International Inc.(1)	96	4,779
Oil States International Inc.(1)	133	4,213
RPC Inc.	642	16,910
Seacor Holdings Inc.(1)	1,057	71,982
Superior Well Services Inc.(1)	211	5,013
Tidewater Inc.	2,464	109,549
Union Drilling Inc.(1)	191	2,775
Universal Compression Holdings Inc.(1)	1,108	45,561
Veritas DGC Inc.(1)	2,119	75,203

		932,012
PACKAGING & CONTAINERS—0.31%
Ball Corp.	5,684	225,768
Bemis Co. Inc.	6,825	190,213
Chesapeake Corp.	1,191	20,223
Graphic Packaging Corp.(1)	3,798	8,659
Greif Inc. Class A	101	6,694
Owens-Illinois Inc.(1)(2)	9,669	203,436
Packaging Corp. of America	3,906	89,643
Pactiv Corp.(1)	8,421	185,262
Sealed Air Corp.(1)	3,451	193,843
Silgan Holdings Inc.	614	22,178
Sonoco Products Co.(2)	6,320	185,808

		1,331,727
PHARMACEUTICALS—5.07%
Abbott Laboratories	12,279	484,161
Adams Respiratory Therapeutics Inc.(1)	88	3,578
Alpharma Inc. Class A	1,810	51,603
AmerisourceBergen Corp.	13,204	546,646
Andrx Corp.(1)	1,184	19,500
Antigenics Inc.(1)(2)	696	3,313
AtheroGenics Inc.(1)(2)	359	7,184
BioMarin Pharmaceutical Inc.(1)	439	4,732
BioScrip Inc.(1)	1,666	12,562
Bristol-Myers Squibb Co.	73,686	1,693,304
Cardinal Health Inc.	9,516	654,225
Caremark Rx Inc.(1)	3,038	157,338
Dendreon Corp.(1)	4,275	23,171
Hospira Inc.(1)	5,208	222,798
Inspire Pharmaceuticals Inc.(1)	121	615
Isis Pharmaceuticals Inc.(1)	457	2,395
King Pharmaceuticals Inc.(1)	15,359	259,874
Lilly (Eli) & Co.	4,163	235,584
Medco Health Solutions Inc.(1)	5,399	301,264
Merck & Co. Inc.	107,383	3,415,853
Mylan Laboratories Inc.	9,891	197,424
NBTY Inc.(1)	2,377	38,626
Neurogen Corp.(1)	1,394	9,186
NPS Pharmaceuticals Inc.(1)	427	5,056
Nuvelo Inc.(1)	1,525	12,368
Omnicare Inc.(2)	5,207	297,945
Par Pharmaceutical Companies Inc.(1)(2)	520	16,297
Perrigo Co.(2)	4,878	72,731
Pfizer Inc.	471,333	10,991,486
Pharmion Corp.(1)	192	3,412

Tanox Inc.(1)	1,273	20,839
Threshold Pharmaceuticals Inc.(1)	38	549
Tiens Biotech Group (USA) Inc.(1)	177	641
ViaCell Inc.(1)	66	371
Watson Pharmaceuticals Inc.(1)(2)	6,607	214,794
Wyeth	42,581	1,961,707
XenoPort Inc.(1)	70	1,259

		21,944,391
PIPELINES—0.35%
Dynegy Inc. Class A(1)(2)	19,249	93,165
El Paso Corp.	40,841	496,627
Equitable Resources Inc.	802	29,425
Kinder Morgan Inc.	343	31,539
National Fuel Gas Co.(2)	5,324	166,056
Questar Corp.	4,090	309,613
TransMontaigne Inc.(1)	2,930	19,338
Western Gas Resources Inc.(2)	246	11,584
Williams Companies Inc.	14,717	340,993

		1,498,340
REAL ESTATE—0.03%
Avatar Holdings Inc.(1)(2)	363	19,936
California Coastal Communities Inc.(1)(2)	486	19,066
Jones Lang LaSalle Inc.	275	13,846
Trammell Crow Co.(1)	2,040	52,326
United Capital Corp.(1)	138	3,404
ZipRealty Inc.(1)	267	2,248

		110,826
REAL ESTATE INVESTMENT TRUSTS—3.72%
Aames Investment Corp.	2,119	13,689
Acadia Realty Trust	1,614	32,361
Affordable Residential Communities Inc.	1,546	14,733
Agree Realty Corp.	447	12,918
Alexandria Real Estate Equities Inc.	985	79,293
AMB Property Corp.	5,341	262,617
American Campus Communities Inc.	1,016	25,197
American Financial Realty Trust	7,985	95,820
American Home Mortgage Investment Corp.	2,791	90,903
AMLI Residential Properties Trust	1,600	60,880
Annaly Mortgage Management Inc.	7,664	83,844
Anthracite Capital Inc.	3,354	35,318
Anworth Mortgage Asset Corp.	2,863	20,900
Apartment Investment & Management Co. Class A	6,059	229,454
Arbor Realty Trust Inc.	807	20,917
Archstone-Smith Trust	13,428	562,499
Arden Realty Group Inc.	4,250	190,528
Ashford Hospitality Trust Inc.	2,224	23,330
AvalonBay Communities Inc.	4,624	412,692
Bedford Property Investors Inc.	901	19,768
Bimini Mortgage Management Inc. Class A	1,241	11,231
BioMed Realty Trust Inc.	2,814	68,662
Boston Properties Inc.	7,010	519,651
Boykin Lodging Co.(1)	1,019	12,452
Brandywine Realty Trust(2)	3,519	98,215
BRE Properties Inc. Class A	3,198	145,445
Camden Property Trust	2,962	171,559
Capital Lease Funding Inc.	1,513	15,932
Capital Trust Inc. Class A	756	22,136
CarrAmerica Realty Corp.	3,737	129,412
CBL & Associates Properties Inc.	2,792	110,312

Cedar Shopping Centers Inc.(2)	1,727	24,299
CenterPoint Properties Trust	2,833	140,177
CentraCore Properties Trust(2)	690	18,540
Colonial Properties Trust	2,865	120,273
Columbia Equity Trust Inc.	781	12,613
Commercial Net Lease Realty Inc.	3,282	66,854
Corporate Office Properties Trust(2)	1,945	69,125
Cousins Properties Inc.	1,420	40,186
Crescent Real Estate Equities Co.	4,897	97,059
CRIIMI MAE Inc.(1)	929	18,394
Deerfield Triarc Capital Corp.	1,382	18,933
Developers Diversified Realty Corp.	6,891	324,015
DiamondRock Hospitality Co.	1,325	15,847
Digital Realty Trust Inc.	638	14,438
Duke Realty Corp.(2)	9,107	304,174
EastGroup Properties Inc.	1,179	53,244
ECC Capital Corp.	2,826	6,387
Education Realty Trust Inc.	1,766	22,764
Entertainment Properties Trust	553	22,535
Equity Inns Inc.	3,517	47,655
Equity Lifestyle Properties Inc.	516	22,962
Equity Office Properties Trust	25,828	783,363
Equity One Inc.	2,321	53,662
Equity Residential(2)	18,154	710,184
Essex Property Trust Inc.	1,450	133,690
Extra Space Storage Inc.	3,235	49,819
Federal Realty Investment Trust	2,063	125,121
FelCor Lodging Trust Inc.	3,221	55,433
Fieldstone Investment Corp.	3,076	36,481
First Industrial Realty Trust Inc.	2,704	104,104
First Potomac Realty Trust	1,296	34,474
General Growth Properties Inc.	5,668	266,339
Glenborough Realty Trust Inc.	2,031	36,761
GMH Communities Trust	1,856	28,787
Government Properties Trust Inc.	1,441	13,445
Gramercy Capital Corp.	1,110	25,286
Health Care Property Investors Inc.	8,543	218,359
Health Care REIT Inc.(2)	3,685	124,922
Healthcare Realty Trust Inc.	3,013	100,243
Heritage Property Investment Trust Inc.	1,766	58,984
Hersha Hospitality Trust	1,268	11,425
Highland Hospitality Corp.	3,211	35,482
Highwoods Properties Inc.	3,384	96,275
Home Properties Inc.	2,026	82,661
HomeBanc Corp.	3,430	25,656
Hospitality Properties Trust	4,525	181,453
Host Marriott Corp.(2)	22,348	423,495
HRPT Properties Trust	13,283	137,479
Impac Mortgage Holdings Inc.(2)	4,664	43,888
Inland Real Estate Corp.	1,302	19,257
Innkeepers USA Trust	2,673	42,768
Investors Real Estate Trust	2,788	25,733
iStar Financial Inc.	7,148	254,826
JER Investors Trust Inc.	686	11,628
Kilroy Realty Corp.	1,176	72,794
Kimco Realty Corp.	12,592	403,951
Kite Realty Group Trust	1,847	28,573
KKR Financial Corp.	2,050	49,180
LaSalle Hotel Properties	2,101	77,149
Lexington Corporate Properties Trust	2,967	63,197
Liberty Property Trust	5,534	237,132
LTC Properties Inc.	1,535	32,281
Luminent Mortgage Capital Inc.	2,445	18,362

Macerich Co. (The)	2,652	178,055
Mack-Cali Realty Corp.	3,876	167,443
Maguire Properties Inc.(2)	2,168	66,991
Medical Properties Trust Inc.	743	7,267
Meristar Hospitality Corp.(1)	5,624	52,866
MFA Mortgage Investments Inc.	5,084	28,979
Mid-America Apartment Communities Inc.	1,129	54,757
MortgageIT Holdings Inc.	1,573	21,487
National Health Investors Inc.	1,479	38,395
National Health Realty Inc.	375	6,964
Nationwide Health Properties Inc.	3,857	82,540
New Century Financial Corp.(2)	1,538	55,476
New Plan Excel Realty Trust Inc.(2)	6,494	150,531
Newcastle Investment Corp.	2,755	68,462
Newkirk Realty Trust Inc.	498	7,719
NorthStar Realty Finance Corp.	1,674	17,058
Novastar Financial Inc.(2)	1,800	50,598
Omega Healthcare Investors Inc.	577	7,264
One Liberty Properties Inc.	380	6,996
Origen Financial Inc.	927	6,600
Pan Pacific Retail Properties Inc.	2,590	173,245
Parkway Properties Inc.	888	35,644
Pennsylvania Real Estate Investment Trust	2,302	86,003
Post Properties Inc.(2)	2,557	102,152
Prentiss Properties Trust	2,811	114,351
ProLogis	14,001	654,127
PS Business Parks Inc.	1,034	50,873
Public Storage Inc.	1,145	77,539
RAIT Investment Trust	899	23,302
Ramco-Gershenson Properties Trust	878	23,399
Realty Income Corp.(2)	5,304	114,672
Reckson Associates Realty Corp.	5,198	187,024
Redwood Trust Inc.(2)	1,242	51,245
Regency Centers Corp.	4,314	254,310
Saxon Capital Inc.	3,074	34,828
Senior Housing Properties Trust	3,749	63,396
Shurgard Storage Centers Inc. Class A	2,973	168,599
Simon Property Group Inc.	6,947	532,349
Sizeler Property Investors Inc.	1,151	14,790
SL Green Realty Corp.(2)	2,417	184,635
Sovran Self Storage Inc.	980	46,031
Spirit Finance Corp.	4,243	48,158
Strategic Hotel Capital Inc.	2,406	49,515
Sun Communities Inc.	546	17,144
Sunstone Hotel Investors Inc.	1,975	52,476
Taubman Centers Inc.	1,408	48,928
Thornburg Mortgage Inc.(2)	6,337	166,029
Trizec Properties Inc.	5,795	132,821
Trustreet Properties Inc.	4,158	60,790
United Dominion Realty Trust Inc.	5,071	118,864
Universal Health Realty Income Trust	599	18,773
Urstadt Biddle Properties Inc. Class A	1,319	21,381
U-Store-It Trust	2,707	56,982
Vornado Realty Trust	7,600	634,372
Weingarten Realty Investors	5,049	190,903
Winston Hotels Inc.	1,661	16,444

		16,089,786
RETAIL—2.38%
AFC Enterprises Inc.	398	6,018
Allion Healthcare Inc.(1)	56	652
AnnTaylor Stores Corp.(1)	2,422	83,607
Asbury Automotive Group Inc.(1)	809	13,316

AutoNation Inc.(1)	11,303	245,614
Barnes & Noble Inc.(2)	2,410	102,835
Big Lots Inc.(1)(2)	5,899	70,847
BJ’s Wholesale Club Inc.(1)	4,352	128,645
Blair Corp.	231	8,995
Blockbuster Inc. Class A(2)	11,867	44,501
Bob Evans Farms Inc.(2)	2,220	51,193
Bombay Co. Inc. (The)(1)(2)	1,588	4,700
Bon-Ton Stores Inc. (The)	397	7,595
Borders Group Inc.	4,289	92,943
Brown Shoe Co. Inc.	1,183	50,195
Buckle Inc. (The)	398	12,832
Burlington Coat Factory Warehouse Corp.	1,086	43,668
Cabela’s Inc. Class A(1)(2)	509	8,449
California Pizza Kitchen Inc.(1)(2)	203	6,490
Casey’s General Store Inc.	3,141	77,897
Cash America International Inc.(2)	1,475	34,205
Cato Corp. Class A	1,258	26,984
CBRL Group Inc.	1,599	56,205
Charlotte Russe Holding Inc.(1)	321	6,686
Charming Shoppes Inc.(1)(2)	7,517	99,224
Circuit City Stores Inc.	6,905	155,984
Claire’s Stores Inc.	506	14,785
Conn’s Inc.(1)	87	3,208
Cost Plus Inc.(1)(2)	631	10,822
Costco Wholesale Corp.	18,761	928,107
CSK Auto Corp.(1)	280	4,222
Dave & Buster’s Inc.(1)(2)	825	14,528
Deb Shops Inc.	192	5,708
dELiA*s Inc.(1)(2)	1,090	9,047
dELiA*s Inc. Rights(1)	125	125
Denny’s Corp.(1)	2,218	8,939
Dillard’s Inc. Class A(2)	4,236	105,138
Dollar Tree Stores Inc.(1)	2,149	51,447
Domino’s Pizza Inc.	1,990	48,158
Dress Barn Inc.(1)	409	15,791
DSW Inc. Class A(1)	423	11,091
Family Dollar Stores Inc.	2,350	58,257
Federated Department Stores Inc.	17,247	1,143,994
Finish Line Inc. (The)	273	4,756
First Cash Inc.(1)	222	6,474
Foot Locker Inc.	4,803	113,303
Fred’s Inc.(2)	1,054	17,149
Genesco Inc.(1)(2)	302	11,715
Golf Galaxy Inc.(1)	187	3,581
Group 1 Automotive Inc.(1)(2)	1,371	43,091
Haverty Furniture Companies Inc.	1,372	17,685
IHOP Corp.(2)	819	38,419
Insight Enterprises Inc.(1)	2,649	51,947
Jack in the Box Inc.(1)	1,963	68,568
Jill (J.) Group Inc. (The)(1)	350	6,661
Jo-Ann Stores Inc.(1)(2)	1,408	16,614
Kenneth Cole Productions Inc. Class A	33	842
Krispy Kreme Doughnuts Inc.(1)(2)	1,667	9,569
Landry’s Restaurants Inc.(2)	1,087	29,034
Linens ’n Things Inc.(1)	2,842	75,597
Lithia Motors Inc. Class A(2)	1,022	32,132
Lone Star Steakhouse & Saloon Inc.	1,084	25,734
Longs Drug Stores Corp.(2)	301	10,953
Luby’s Inc.(1)	1,735	23,076
MarineMax Inc.(1)	578	18,247
McCormick & Schmick’s Seafood Restaurants Inc.(1)	124	2,804

McDonald’s Corp.	80,332	2,708,795
Movado Group Inc.	1,144	20,935
99 Cents Only Stores(1)	2,115	22,123
O’Charley’s Inc.(1)	1,361	21,109
Office Depot Inc.(1)	19,989	627,655
OfficeMax Inc.	4,450	112,852
Outback Steakhouse Inc.(2)	302	12,566
Papa John’s International Inc.(1)	300	17,793
Payless ShoeSource Inc.(1)	4,222	105,972
Penney (J.C.) Co. Inc.	8,633	479,995
Pep Boys-Manny, Moe & Jack Inc.(2)	2,550	37,970
Pier 1 Imports Inc.	4,152	36,247
Regis Corp.	2,218	85,548
Retail Ventures Inc.(1)(2)	1,012	12,589
Rite Aid Corp.(1)	32,827	114,238
Ruth’s Chris Steak House(1)	387	7,005
Ryan’s Restaurant Group Inc.(1)	2,690	32,441
Saks Inc.(1)	6,815	114,901
School Specialty Inc.(1)	901	32,832
Sears Holdings Corp.(1)	3,316	383,097
Sharper Image Corp.(1)(2)	494	4,812
Shoe Carnival Inc.(1)	455	9,974
Smart & Final Inc.(1)(2)	787	10,137
Sonic Automotive Inc.	1,799	40,082
Sports Authority Inc. (The)(1)	1,272	39,597
Stage Stores Inc.	1,676	49,911
Steak n Shake Co. (The)(1)	277	4,695
Syms Corp.	393	5,675
Systemax Inc.(1)	704	4,393
Talbots Inc. (The)	272	7,567
Tiffany & Co.	5,524	211,514
Too Inc.(1)	1,920	54,163
Trans World Entertainment Corp.(1)	1,402	7,991
Under Armour Inc. Class A(1)	325	12,451
United Auto Group Inc.	1,671	63,832
Wendy’s International Inc.	3,538	195,510
West Marine Inc.(1)(2)	593	8,290
Wet Seal Inc. Class A(1)(2)	1,815	8,059
Wilsons The Leather Experts Inc.(1)	155	563
Zale Corp.(1)	3,185	80,103

		10,307,580
SAVINGS & LOANS—1.39%
Anchor BanCorp Wisconsin Inc.	1,429	43,356
Astoria Financial Corp.(2)	6,254	183,868
BankAtlantic Bancorp Inc. Class A	2,764	38,696
BankUnited Financial Corp. Class A	1,672	44,425
Berkshire Hills Bancorp Inc.	503	16,851
Beverly Hills Bancorp Inc.	786	8,151
BFC Financial Corp. Class A(1)	1,754	9,682
Brookline Bancorp Inc.(2)	3,882	55,008
Capitol Federal Financial	1,377	45,358
Clifton Savings Bancorp Inc.	737	7,414
Commercial Capital Bancorp Inc.	2,089	35,764
Dime Community Bancshares(2)	1,694	24,749
Downey Financial Corp.	1,298	88,770
Fidelity Bankshares Inc.	1,088	35,578
First Defiance Financial Corp.	437	11,838
First Financial Holdings Inc.	772	23,716
First Niagara Financial Group Inc.(2)	7,290	105,486
First Place Financial Corp.	932	22,415
FirstFed Financial Corp.(1)(2)	1,042	56,810
Flagstar Bancorp Inc.(2)	2,117	30,485

Flushing Financial Corp.	1,147	17,859
Franklin Bank Corp. (Texas)(1)	1,269	22,829
Golden West Financial Corp.(2)	9,386	619,476
Harbor Florida Bancshares Inc.(2)	447	16,561
Horizon Financial Corp.	660	14,414
Independence Community Bank Corp.	5,340	212,158
Investors Bancorp Inc.(1)	2,370	26,141
ITLA Capital Corp.(1)	344	16,804
Kearny Financial Corp.(2)	1,353	16,507
KNBT Bancorp Inc.	1,996	32,515
MAF Bancorp Inc.	2,031	84,043
NASB Financial Inc.	14	551
New York Community Bancorp Inc.(2)	16,864	278,593
NewAlliance Bancshares Inc.	3,662	53,245
Northwest Bancorp Inc.	1,211	25,746
OceanFirst Financial Corp.	575	13,087
Partners Trust Financial Group Inc.(2)	3,115	37,536
PennFed Financial Services Inc.	552	10,168
PFF Bancorp Inc.	964	29,421
Provident Financial Holdings Inc.	269	7,075
Provident Financial Services Inc.(2)	4,558	84,369
Provident New York Bancorp	2,463	27,118
Rockville Financial Inc.(1)	449	5,859
Sound Federal Bancorp Inc.	281	5,367
Sovereign Bancorp Inc.	23,121	499,876
Sterling Financial Corp. (Washington)	2,182	54,506
TierOne Corp.	1,127	33,145
United Community Financial Corp.	1,691	19,971
United Financial Bancorp Inc.(1)(2)	427	4,923
Washington Federal Inc.	5,454	125,387
Washington Mutual Inc.	62,687	2,726,885
Wauwatosa Holdings Inc.(1)	444	5,079
Westfield Financial Inc.	114	2,737
WSFS Financial Corp.	365	22,356

		6,040,727
SEMICONDUCTORS—0.58%
Actel Corp.(1)	1,491	18,980
Advanced Analogic Technologies Inc.(1)(2)	412	5,706
Advanced Micro Devices Inc.(1)	11,903	364,232
AMIS Holdings Inc.(1)	285	3,035
Amkor Technology Inc.(1)	2,044	11,446
Applied Micro Circuits Corp.(1)	11,518	29,601
Asyst Technologies Inc.(1)	2,878	16,462
Atmel Corp.(1)	9,560	29,540
Brooks Automation Inc.(1)	1,472	18,444
Cabot Microelectronics Corp.(1)(2)	244	7,157
Cirrus Logic Inc.(1)	200	1,336
Cohu Inc.	1,025	23,442
Conexant Systems Inc.(1)	30,406	68,718
Credence Systems Corp.(1)	3,946	27,464
DSP Group Inc.(1)	322	8,069
Emulex Corp.(1)	380	7,520
Entegris Inc.(1)	6,760	63,679
Exar Corp.(1)	1,334	16,702
Fairchild Semiconductor International Inc. Class A(1)	5,629	95,186
Freescale Semiconductor Inc. Class B(1)	22,275	560,662
Genesis Microchip Inc.(1)(2)	1,000	18,090
Hittite Microwave Corp.(1)	165	3,818
Ikanos Communications Inc.(1)	116	1,710
Integrated Device Technology Inc.(1)	5,207	68,628
Integrated Silicon Solution Inc.(1)	2,305	14,844

International Rectifier Corp.(1)	971	30,975
Intersil Corp. Class A	5,093	126,714
Kopin Corp.(1)	4,402	23,551
Kulicke & Soffa Industries Inc.(1)	633	5,596
Lattice Semiconductor Corp.(1)(2)	5,120	22,118
Leadis Technology Inc.(1)	902	4,645
LSI Logic Corp.(1)	15,363	122,904
LTX Corp.(1)	3,855	17,348
Mattson Technology Inc.(1)	322	3,239
Micron Technology Inc.(1)	18,423	245,210
MKS Instruments Inc.(1)	2,044	36,567
Novellus Systems Inc.(1)	4,038	97,397
Pericom Semiconductor Corp.(1)	859	6,846
Photronics Inc.(1)	1,460	21,988
Pixelworks Inc.(1)	828	4,206
PLX Technology Inc.(1)	111	955
Rambus Inc.(1)	2,001	32,396
Rudolph Technologies Inc.(1)(2)	474	6,105
Semitool Inc.(1)	887	9,651
Skyworks Solutions Inc.(1)	5,578	28,392
Standard Microsystems Corp.(1)	883	25,333
Teradyne Inc.(1)	3,741	54,506
TriQuint Semiconductor Inc.(1)	7,137	31,760
Ultratech Inc.(1)	96	1,576
Veeco Instruments Inc.(1)(2)	715	12,391
Vitesse Semiconductor Corp.(1)	5,346	10,264
Zoran Corp.(1)	1,774	28,757

		2,495,861
SOFTWARE—0.44%
American Reprographics Co.(1)	810	20,582
AMICAS Inc.(1)	2,965	14,706
Atari Inc.(1)	2,633	2,844
Avid Technology Inc.(1)	169	9,254
BEA Systems Inc.(1)	23,226	218,324
BMC Software Inc.(1)	7,966	163,223
Borland Software Corp.(1)	4,983	32,539
Computer Associates International Inc.	8,186	230,763
Compuware Corp.(1)	13,668	122,602
CSG Systems International Inc.(1)	1,521	33,949
Digi International Inc.(1)	213	2,234
eFunds Corp.(1)	864	20,252
EPIQ Systems Inc.(1)	558	10,345
Fair Isaac Corp.	1,036	45,760
Inter-Tel Inc.	1,064	20,822
InterVideo Inc.(1)	107	1,129
JDA Software Group Inc.(1)	1,795	30,533
Keane Inc.(1)(2)	2,604	28,670
Lawson Software Inc.(1)(2)	3,815	28,040
MapInfo Corp.(1)	315	3,972
MoneyGram International Inc.	1,000	26,080
MRO Software Inc.(1)	1,150	16,146
NDCHealth Corp.(1)	2,260	43,460
NetIQ Corp.(1)(2)	2,769	34,031
Novell Inc.(1)	24,111	212,900
Nuance Communications Inc.(1)(2)	3,137	23,935
Open Solutions Inc.(1)	142	3,255
Pegasystems Inc.(1)	776	5,673
Phoenix Technologies Ltd.(1)	123	770
QAD Inc.	151	1,154
Quest Software Inc.(1)	584	8,521
Schawk Inc.	316	6,557
SeaChange International Inc.(1)	614	4,851

Siebel Systems Inc.	28,899	305,751
SPSS Inc.(1)	114	3,526
SSA Global Technologies Inc.(1)	149	2,710
Sybase Inc.(1)	5,638	123,247
SYNNEX Corp.(1)	614	9,278
Take-Two Interactive Software Inc.(1)	726	12,850
Taleo Corp. Class A(1)	142	1,886
THQ Inc.(1)	796	18,985
Ulticom Inc.(1)	742	7,279
Unica Corp.(1)	185	2,229
VeriFone Holdings Inc.(1)	448	11,334

		1,926,951
TELECOMMUNICATIONS—6.01%
Adaptec Inc.(1)	6,906	40,193
ADC Telecommunications Inc.(1)	7,292	162,903
Aeroflex Inc.(1)	4,351	46,773
Airspan Networks Inc.(1)	1,214	6,908
Alltel Corp.	20,621	1,301,185
American Tower Corp. Class A(1)	1,616	43,794
Anaren Inc.(1)	1,081	16,896
Andrew Corp.(1)	7,638	81,956
Anixter International Inc.(2)	1,054	41,232
Applied Signal Technology Inc.	62	1,407
AT&T Inc.	248,951	6,096,810
Avaya Inc.(1)	8,674	92,552
Axcelis Technologies Inc.(1)	6,146	29,316
BellSouth Corp.	116,053	3,145,036
Black Box Corp.	1,050	49,749
Broadwing Corp.(1)(2)	4,017	24,303
Cbeyond Communications Inc.(1)	152	1,566
C-COR Inc.(1)	1,438	6,989
Centennial Communications Corp.(1)	891	13,828
CenturyTel Inc.	8,339	276,521
CIENA Corp.(1)	35,905	106,638
Cincinnati Bell Inc.(1)	15,403	54,065
Citizens Communications Co.	21,636	264,608
Commonwealth Telephone Enterprises Inc.	659	22,254
CommScope Inc.(1)	2,000	40,260
Comverse Technology Inc.(1)	1,392	37,013
Consolidated Communications Holdings Inc.	847	11,003
Crown Castle International Corp.(1)(2)	4,927	132,586
CT Communications Inc.	1,167	14,167
Ditech Communications Corp.(1)	761	6,354
Extreme Networks Inc.(1)	2,225	10,569
FairPoint Communications Inc.	1,636	16,949
Finisar Corp.(1)	7,458	15,513
Foundry Networks Inc.(1)(2)	2,771	38,268
General Communication Inc. Class A(1)	3,467	35,814
Glenayre Technologies Inc.(1)	2,285	7,426
GlobeTel Communications Corp.(1)(2)	2,557	9,435
Golden Telecom Inc.(2)	521	13,525
Harris Corp.	1,403	60,343
Hypercom Corp.(1)	810	5,176
IDT Corp. Class B(1)(2)	3,657	42,787
Intrado Inc.(1)(2)	235	5,410
Iowa Telecommunications Services Inc.	1,354	20,973
JDS Uniphase Corp.(1)	50,338	118,798
Juniper Networks Inc.(1)	9,467	211,114
Level 3 Communications Inc.(1)(2)	44,307	127,161
Lucent Technologies Inc.(1)	280,496	746,119
MasTec Inc.(1)	1,664	17,422
MCI Inc.	17,830	351,786

Motorola Inc.	30,921	698,505
MRV Communications Inc.(1)(2)	2,905	5,955
NeuStar Inc. Class A(1)	1,013	30,886
Newport Corp.(1)	2,277	30,831
NTL Inc.(1)	4,732	322,155
Oplink Communications Inc.(1)	882	12,789
Optical Communication Products Inc.(1)(2)	999	2,308
PanAmSat Holding Corp.	1,811	44,370
Polycom Inc.(1)	3,010	46,053
Powerwave Technologies Inc.(1)	6,934	87,160
Preformed Line Products Co.	147	6,290
Price Communications Corp.(1)	2,881	42,840
Qwest Communications International Inc.(1)	95,570	539,971
RCN Corp.(1)	1,428	33,487
RF Micro Devices Inc.(1)	9,938	53,765
SafeNet Inc.(1)(2)	865	27,870
SBA Communications Corp.(1)	758	13,568
Scientific-Atlanta Inc.	1,460	62,882
Shenandoah Telecommunications Co.	377	15,020
Sprint Nextel Corp.	145,792	3,405,701
SureWest Communications	907	23,918
Sycamore Networks Inc.(1)	10,989	47,472
TALK America Holdings Inc.(1)	2,068	17,847
Tekelec(1)	133	1,849
Telephone & Data Systems Inc.(2)	6,089	219,387
Telewest Global Inc.(1)	15,547	370,330
Tellabs Inc.(1)	28,463	310,247
3Com Corp.(1)	24,050	86,580
Time Warner Telecom Inc. Class A(1)(2)	3,084	30,377
United States Cellular Corp.(1)	669	33,049
USA Mobility Inc.	1,685	46,708
UTStarcom Inc.(1)(2)	2,846	22,939
Valor Communications Group Inc.	863	9,838
Verizon Communications Inc.	175,402	5,283,108
Wireless Facilities Inc.(1)	1,421	7,247
Zhone Technologies Inc.(1)	7,149	15,156

		26,031,911
TEXTILES—0.07%
Angelica Corp.	596	9,858
Dixie Group Inc.(1)	604	8,323
G&K Services Inc. Class A	1,213	47,610
Mohawk Industries Inc.(1)(2)	2,545	221,364
UniFirst Corp.	557	17,323

		304,478
TOYS, GAMES & HOBBIES—0.15%
Hasbro Inc.	9,976	201,316
JAKKS Pacific Inc.(1)(2)	1,343	28,122
LeapFrog Enterprises Inc.(1)(2)	1,898	22,112
Mattel Inc.	23,180	366,708
RC2 Corp.(1)	696	24,722
Topps Co. (The)(2)	2,124	15,781

		658,761
TRANSPORTATION—1.34%
ABX Air Inc.(1)	1,354	10,602
Alexander & Baldwin Inc.	2,793	151,492
Arkansas Best Corp.	1,379	60,235
Burlington Northern Santa Fe Corp.	23,861	1,689,836
Covenant Transport Inc. Class A(1)	556	7,773
CSX Corp.	13,723	696,717
EGL Inc.(1)	787	29,568

Forward Air Corp.	196	7,183
Frozen Food Express Industries Inc.(1)	920	10,148
Genesee & Wyoming Inc. Class A(1)	150	5,633
GulfMark Offshore Inc.(1)	917	27,162
Horizon Lines Inc. Class A	488	5,919
Kansas City Southern Industries Inc.(1)	2,699	65,937
Kirby Corp.(1)(2)	72	3,756
Laidlaw International Inc.	6,416	149,044
Maritrans Inc.	39	1,015
Marten Transport Ltd.(1)	1,040	18,940
Norfolk Southern Corp.	21,846	979,356
Offshore Logistics Inc.(1)	1,468	42,866
Overseas Shipholding Group Inc.	1,846	93,020
P.A.M. Transportation Services Inc.(1)	258	4,590
RailAmerica Inc.(1)	1,602	17,606
Ryder System Inc.	2,564	105,175
SCS Transportation Inc.(1)	933	19,826
SIRVA Inc.(1)	655	5,240
Swift Transportation Co. Inc.(1)	1,542	31,303
U.S. Xpress Enterprises Inc. Class A(1)	399	6,935
Union Pacific Corp.	16,663	1,341,538
USA Truck Inc.(1)	143	4,166
Werner Enterprises Inc.(2)	2,433	47,930
Yellow Roadway Corp.(1)	3,646	162,648

		5,803,159
TRUCKING & LEASING—0.04%
AMERCO	510	36,746
GATX Corp.	2,821	101,782
Interpool Inc.	461	8,704
TAL International Group Inc.(1)	329	6,794

		154,026
WATER—0.08%
American States Water Co.	1,052	32,402
Aqua America Inc.(2)	7,276	198,635
California Water Service Group	1,126	43,047
Connecticut Water Service Inc.(2)	285	6,985
Middlesex Water Co.	658	11,410
PICO Holdings Inc.(1)	585	18,872
SJW Corp.	398	18,109
Southwest Water Co.(2)	1,299	18,587

		348,047

TOTAL COMMON STOCKS
(Cost: $416,164,609)		432,692,095

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.37%

CERTIFICATES OF DEPOSIT(5)—0.30%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$72,085	72,085
Credit Suisse First Boston NY
4.03%, 01/04/06	72,085	72,085
First Tennessee Bank
4.18%, 01/26/06	22,346	22,345
Fortis Bank NY
3.83%-3.84%, 01/25/06	216,255	216,255

Toronto-Dominion Bank
3.94%, 07/10/06	72,085	72,085
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	619,931	619,930
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	216,255	216,256

		1,291,041
COMMERCIAL PAPER(5)—1.46%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	439,718	437,556
Bryant Park Funding LLC
3.92%, 02/22/06	36,788	36,588
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	309,965	308,878
CC USA Inc.
4.23%, 04/21/06	43,251	42,702
Charta LLC
4.25%, 01/26/06	108,127	107,834
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	440,187	439,663
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	530,545	528,782
Dorada Finance Inc.
3.76%, 01/26/06	14,417	14,382
Ebury Finance Ltd.
4.30%, 01/30/06	201,838	201,187
Edison Asset Securitization LLC
4.37%, 05/08/06	72,085	70,991
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	119,661	119,465
Ford Credit Floorplan Motown
4.05%, 01/06/06	288,340	288,243
Galaxy Funding Inc.
4.23%, 04/18/06	41,377	40,866
Gemini Securitization Corp.
4.25%, 01/30/06	72,085	71,855
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	705,696	705,193
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	122,544	122,441
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	216,255	214,658
HSBC PLC
3.88%, 02/03/06	43,251	43,106
Jupiter Securitization Corp.
4.23%, 01/24/06	50,459	50,335
Liberty Street Funding Corp.
4.23%, 01/04/06	57,668	57,661
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	178,771	178,551
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	151,378	151,055
Nordea North America Inc.
4.16%, 04/04/06	151,378	149,786
Prudential Funding LLC
4.27%, 01/17/06	288,340	287,861
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	144,170	143,465
Sedna Finance Inc.
3.92%, 02/21/06	36,042	35,850

Sigma Finance Inc.
4.16%, 04/06/06	86,502	85,572
Solitaire Funding Ltd.
4.24%, 01/23/06	353,692	352,859
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	38,664	38,659
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	459,501	459,392
Thunder Bay Funding Inc.
4.22%, 01/13/06	14,417	14,400
Ticonderoga Funding LLC
4.27%, 01/05/06	36,042	36,034
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	507,424	506,153

		6,342,023
LOAN PARTICIPATIONS(5)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	72,085	72,085

		72,085
MEDIUM-TERM NOTES(5)—0.11%
Dorada Finance Inc.
3.93%, 07/07/06	44,693	44,690
K2 USA LLC
3.94%, 07/07/06	86,502	86,500
Marshall & Ilsley Bank
5.18%, 12/15/06	144,170	144,640
Toronto-Dominion Bank
3.81%, 06/20/06	180,212	180,221
US Bank N.A.
2.85%, 11/15/06	28,834	28,375

		484,426
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(6)(7)	400,350	400,350

		400,350
REPURCHASE AGREEMENTS(5)—0.70%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $721,200 and an effective yield of 4.37%.(8)	$720,850	720,850
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $57,696 and an effective yield of 4.32%.(8)	57,668	57,668
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $1,153,916 and an effective yield of 4.34%.(9)	1,153,360	1,153,360
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $1,081,795 and an effective yield of 4.33%.(9)	1,081,275	1,081,275

		3,013,153

TIME DEPOSITS(5)—0.27%
UBS AG
4.06%, 01/03/06	865,020	865,020
Wells Fargo Bank N.A.
4.00%, 01/03/06	298,693	298,693

		1,163,713
VARIABLE & FLOATING RATE NOTES(5)—3.42%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(10)	506,757	506,881
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	555,054	555,051
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	237,880	237,880
American Express Credit Corp.
4.39%, 11/06/07	43,251	43,295
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(10)	468,552	468,748
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(10)	93,710	93,710
Bank of America N.A.
4.31%, 08/10/06	720,850	720,850
Bank of Ireland
4.34%, 12/20/06(10)	144,170	144,170
Bank of Nova Scotia
4.22%, 01/03/06	57,668	57,668
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(10)	358,983	358,970
BMW US Capital LLC
4.34%, 12/15/06(10)	144,170	144,170
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(10)	387,817	387,808
Commodore CDO Ltd.
4.56%, 06/13/06(10)	36,042	36,042
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	504,595	504,595
DEPFA Bank PLC
4.50%, 12/15/06	144,170	144,170
Descartes Funding Trust
4.37%, 11/15/06(10)	64,876	64,876
Dexia Credit Local
4.33%, 08/30/06	72,085	72,076
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(10)	229,230	229,235
Eli Lilly Services Inc.
4.26%, 09/01/06(10)	144,170	144,170
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	144,170	144,170
Fifth Third Bancorp.
4.35%, 11/22/06(10)	288,340	288,340
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(10)	100,919	100,919
General Electric Capital Corp.
4.44%, 01/09/07	64,876	64,929
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	108,127	108,127
Hartford Life Global Funding Trusts
4.36%, 02/17/07	144,170	144,170
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	432,510	432,510
Holmes Financing PLC
4.33%, 12/15/06(10)	396,467	396,467
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	122,544	122,573

K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(10)	418,093	418,077
Leafs LLC
4.37%, 01/20/06-02/21/06(10)	151,159	151,159
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(10)	490,178	490,194
Lothian Mortgages PLC
4.37%, 01/24/06(10)	72,085	72,085
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	223,463	223,486
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(10)	431,068	431,301
Mound Financing PLC
4.30%, 11/08/06(10)	288,340	288,340
Natexis Banques Populaires
4.35%, 01/12/07(10)	108,127	108,127
National City Bank (Ohio)
4.26%, 01/06/06	72,085	72,085
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(10)	533,429	533,448
Nordea Bank AB
4.34%, 12/11/06(10)	252,297	252,297
Nordea Bank PLC
4.23%, 10/02/06	86,502	86,487
Northern Rock PLC
4.32%, 11/03/06(10)	173,004	173,010
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(10)	392,142	392,141
Pfizer Investment Capital PLC
4.33%, 12/15/06(10)	360,425	360,425
Principal Life Income Funding Trusts
4.29%, 05/10/06	108,127	108,129
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	216,255	216,231
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(10)	122,544	122,544
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(10)	304,199	304,195
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(10)	144,170	144,170
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(10)	223,463	223,454
Strips III LLC
4.43%, 07/24/06(10)(11)	38,885	38,885
SunTrust Bank
4.19%, 04/28/06	216,255	216,255
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(10)	321,499	321,477
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	317,174	317,173
Unicredito Italiano SpA
4.43%, 06/14/06	187,421	187,391
Union Hamilton Special Funding LLC
4.52%, 03/28/06(10)	144,170	144,170
US Bank N.A.
4.31%, 09/29/06	64,876	64,864
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	468,552	468,552
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(10)	297,476	297,476
Wells Fargo & Co.
4.36%, 09/15/06(10)	72,085	72,090

WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(10)	158,587	158,576
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(10)	295,548	295,546
Winston Funding Ltd.
4.26%, 01/23/06(10)	102,937	102,937
World Savings Bank
4.29%, 03/09/06	216,255	216,253

		14,789,600

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,556,391)		27,556,391

TOTAL INVESTMENTS IN SECURITIES—106.30%
(Cost: $443,721,000)		460,248,486
Other Assets, Less Liabilities—(6.30)%		(27,261,842)

NET ASSETS—100.00%		$432,986,644

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Fractional share which rounds to less than one share.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent (s) an investment of securities lending collateral. See Note 3.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(9)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(10)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(11)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

December	31, 2005

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.31%
Greenfield Online Inc.(1)	5,680	$33,285
Marchex Inc. Class B(1)(2)	5,760	129,542
SITEL Corp.(1)	16,920	52,790
ValueVision Media Inc. Class A(1)	8,120	102,312

		317,929
AEROSPACE & DEFENSE—1.53%
AAR Corp.(1)	10,240	245,248
Allied Defense Group Inc. (The)(1)	3,360	76,507
Arotech Corp.(1)(2)	30,600	11,322
Ducommun Inc.(1)	3,800	81,168
Fairchild Corp. (The) Class A(1)	13,520	34,476
HEICO Corp.	6,640	171,843
Herley Industries Inc.(1)	8,560	141,326
Innovative Solutions & Support Inc.(1)	5,440	69,523
Kaman Corp. Class A	8,920	175,635
MTC Technologies Inc.(1)	2,920	79,950
Orbital Sciences Corp.(1)(2)	17,760	228,038
TVI Corp.(1)	19,680	78,720
United Industrial Corp.(2)	4,160	172,099

		1,565,855
AGRICULTURE—0.21%
Alico Inc.	881	39,812
Andersons Inc.	3,000	129,240
Hines Horticulture Inc.(1)(2)	12,200	43,920

		212,972
AIRLINES—0.45%
ExpressJet Holdings Inc.(1)	11,760	95,138
Frontier Airlines Inc.(1)	9,240	85,378
Mesa Air Group Inc.(1)(2)	9,320	97,487
Pinnacle Airlines Corp.(1)	8,760	58,429
Republic Airways Holdings Inc.(1)	4,480	68,096
World Air Holdings Inc.(1)	5,680	54,642

		459,170
APPAREL—1.38%
Ashworth Inc.(1)	5,680	47,996
Cherokee Inc.	4,800	165,072
Cutter & Buck Inc.	4,680	52,276
Deckers Outdoor Corp.(1)(2)	2,120	58,554
DHB Industries Inc.(1)	5,720	25,568
Gymboree Corp.(1)	8,440	197,496
Hartmarx Corp.(1)	8,840	69,040
Iconix Brand Group Inc.(1)	8,440	86,004
Mossimo Inc.(1)	8,880	48,840
Perry Ellis International Inc.(1)	5,560	105,640

Rocky Shoes & Boots Inc.(1)(2)	2,640	64,310
Skechers U.S.A. Inc. Class A(1)	5,880	90,082
Steven Madden Ltd.	4,440	129,781
Stride Rite Corp.	11,720	158,923
Tandy Brands Accessories Inc.	5,560	66,720
Tarrant Apparel Group(1)(2)	8,240	8,734
Unifi Inc.(1)	14,720	44,749

		1,419,785
AUTO MANUFACTURERS—0.12%
A.S.V. Inc.(1)(2)	4,800	119,904

		119,904
AUTO PARTS & EQUIPMENT—0.57%
Aftermarket Technology Corp.(1)	6,000	116,640
Amerigon Inc. Class A(1)	7,160	41,814
Commercial Vehicle Group Inc.(1)	3,720	69,862
Dura Automotive Systems Inc.(1)	8,600	19,264
Exide Technologies Inc.(1)	9,040	33,448
Hayes Lemmerz International Inc.(1)	11,600	40,832
Keystone Automotive Industries Inc.(1)	4,440	139,771
Spartan Motors Inc.	4,240	43,630
Titan International Inc.(2)	4,880	84,180

		589,441
BANKS—9.97%
AmericanWest Bancorporation(1)	3,160	74,671
Ameris Bancorp	5,320	105,549
AmeriServ Financial Inc.(1)	15,200	65,816
Arrow Financial Corp.	4,079	106,666
Banc Corp. (The)(1)	5,720	65,265
Bancorp Inc. (The)(1)	4,800	81,600
BancTrust Financial Group Inc.	4,640	93,264
Bank of Granite Corp.(2)	5,280	97,838
Bank of the Ozarks Inc.(2)	4,840	178,596
BankFinancial Corp.(1)	1,511	22,181
Banner Corp.	3,680	114,816
Bryn Mawr Bank Corp.	4,440	95,327
Capital Corp of the West	258	8,372
Capital Crossing Bank(1)(2)	3,640	121,576
Capitol Bancorp Ltd.	2,840	106,330
Cardinal Financial Corp.	12,920	142,120
Cascade Bancorp(2)	4,640	106,766
Center Financial Corp.	4,840	121,774
Central Coast Bancorp(1)	3,360	83,126
City Bank	4,397	156,401
Coastal Financial Corp.(2)	13,829	177,841
CoBiz Inc.	3,720	67,816
Columbia Bancorp	5,292	218,295
Columbia Banking System Inc.	7,040	200,992
Community Bancorp(1)	4,640	146,670
Community Banks Inc.	5,521	154,588
Community Trust Bancorp Inc.	3,640	111,930
EuroBancshares Inc.(1)	4,232	59,967
Financial Institutions Inc.	4,400	86,328
First Bancorp Inc. (North Carolina)	4,120	83,059
First Busey Corp. Class A	4,280	89,409
First Community Bancshares Inc.(2)	3,120	97,219
First Financial Corp.	4,000	108,000
First Indiana Corp.	5,240	180,151
First Merchants Corp.(2)	4,680	121,680
First Oak Brook Bancshares Inc. Class A	3,000	83,850
1st Source Corp.	252	6,338

First State Bancorp	4,160	99,798
Gateway Financial Holdings Inc.	3,640	60,348
GB&T Bancshares Inc.(2)	4,360	93,348
German American Bancorp	8,040	105,806
Great Southern Bancorp Inc.(2)	2,120	58,533
Heartland Financial USA Inc.	3,880	84,196
Heritage Commerce Corp.	3,800	81,700
IBERIABANK Corp.(2)	4,759	242,757
Independent Bank Corp. (Massachusetts)	7,440	212,263
Integra Bank Corp.	10,280	219,375
Interchange Financial Services Corp.	5,160	89,010
Lakeland Bancorp Inc.(2)	6,080	89,376
Lakeland Financial Corp.	3,371	136,121
LNB Bancorp Inc.(2)	6,800	122,060
Macatawa Bank Corp.	2,680	97,498
MainSource Financial Group Inc.	10,000	178,500
MBT Financial Corp.	4,960	80,352
Mercantile Bank Corp.	4,440	170,940
Midwest Banc Holdings Inc.	7,760	172,660
Nara Bancorp Inc.	8,400	149,352
Old Second Bancorp Inc.	6,840	209,099
Omega Financial Corp.	4,160	115,939
Oriental Financial Group Inc.	7,760	95,914
Pacific Mercantile Bancorp(1)	3,880	67,396
Peoples Bancorp Inc.	3,760	107,273
Pinnacle Financial Partners Inc.(1)	3,120	77,938
Preferred Bank	4,411	196,290
Renasant Corp.	3,480	110,072
Republic First Bancorp Inc.(1)	5,640	74,166
Sandy Spring Bancorp Inc.	3,761	131,184
SCBT Financial Corp.	3,120	104,270
Seacoast Banking Corp. of Florida	3,200	73,440
Security Bank Corp.	3,800	88,502
Simmons First National Corp. Class A	4,040	111,908
Southern Community Financial Corp.	9,200	82,800
Southside Bancshares Inc.	5,320	107,464
Southwest Bancorp Inc.	6,920	138,400
Sterling Bancorp	5,629	111,060
Suffolk Bancorp	3,040	102,661
Summit Bancshares Inc.	5,040	90,619
SY Bancorp Inc.(2)	3,880	97,078
Texas Capital Bancshares Inc.(1)	7,560	169,420
TriCo Bancshares	3,400	79,526
Union Bankshares Corp.	2,988	128,783
Univest Corp. of Pennsylvania	3,160	76,693
Vineyard National Bancorp	4,600	141,864
Virginia Commerce Bancorp Inc.(1)	783	22,777
Virginia Financial Group Inc.	2,840	102,325
Washington Trust Bancorp Inc.	3,800	99,484
West Bancorporation	7,120	133,144
West Coast Bancorp	3,800	100,510
Western Sierra Bancorp(1)	2,032	73,944
Wilshire Bancorp Inc.	6,960	119,642
Yardville National Bancorp(2)	5,846	202,564

		10,230,329
BEVERAGES—0.46%
Boston Beer Co. Inc. Class A(1)	4,560	114,000
Coca-Cola Bottling Co. Consolidated	3,288	141,384
Green Mountain Coffee Roasters Inc.(1)	2,360	95,816
Peet’s Coffee & Tea Inc.(1) (2)	4,160	126,256

		477,456

BIOTECHNOLOGY—4.38%
Aastrom Biosciences Inc.(1)	49,998	105,496
Advanced Magnetics Inc.(1)	2,480	27,478
ADVENTRX Pharmaceuticals Inc.(1)	13,280	43,558
Arena Pharmaceuticals Inc.(1)	9,640	137,081
ARIAD Pharmaceuticals Inc.(1)	14,240	83,304
ArQule Inc.(1)	9,880	60,466
Avant Immunotherapeutics Inc.(1)(2)	24,640	46,323
Avigen Inc.(1)	9,560	28,967
Barrier Therapeutics Inc.(1)	5,040	41,328
Biocryst Pharmaceuticals Inc.(1)	8,367	140,147
BioSante Pharmaceuticals Inc.(1)	7,360	26,864
Cambrex Corp.	6,760	126,885
Cell Genesys Inc.(1)(2)	12,200	72,346
Cotherix Inc.(1)	3,880	41,206
CuraGen Corp.(1)(2)	11,880	36,590
Curis Inc.(1)	10,320	36,739
CYTOGEN Corp.(1)	6,040	16,550
Cytokinetics Inc.(1)	3,920	25,637
deCODE genetics Inc.(1)	15,720	129,847
Digene Corp.(1)	4,199	122,485
EntreMed Inc.(1)	12,160	23,590
Enzo Biochem Inc.(1)(2)	6,920	85,946
Enzon Pharmaceuticals Inc.(1)	10,520	77,848
Exelixis Inc.(1)	21,079	198,564
Genaera Corp.(1)	33,708	50,562
Gene Logic Inc.(1)	8,320	27,872
Genitope Corp.(1)	6,840	54,378
Geron Corp.(1)(2)	16,361	140,868
GTC Biotherapeutics Inc.(1)(2)	13,280	21,779
Halozyme Therapeutics Inc.(1)	22,200	40,404
Harvard Bioscience Inc.(1)	12,440	55,358
Illumina Inc.(1)	9,600	135,360
Immunogen Inc.(1)	12,560	64,433
Immunomedics Inc.(1)(2)	14,080	41,114
Inovio Biomedical Corp.(1)(2)	10,880	24,698
InterMune Inc.(1)(2)	6,961	116,945
Keryx Biopharmaceuticals Inc.(1)	7,839	114,763
Kosan Biosciences Inc.(1)	6,480	28,771
Lexicon Genetics Inc.(1)	18,080	65,992
LifeCell Corp.(1)	8,080	154,086
Maxygen Inc.(1)	5,200	39,052
Momenta Pharmaceuticals Inc.(1)	2,000	44,080
Monogram Biosciences Inc.(1)	36,920	69,040
Myogen Inc.(1)	7,548	227,648
Myriad Genetics Inc.(1)(2)	8,360	173,888
Nanogen Inc.(1)(2)	20,602	53,977
Neose Technologies Inc.(1)	9,280	17,910
Neurobiological Technologies Inc.(1)	10,640	38,198
Northfield Laboratories Inc.(1)(2)	6,880	92,192
Orchid Cellmark Inc.(1)	7,480	56,848
Oscient Pharmaceuticals Corp.(1)	20,600	46,762
Oxigene Inc.(1)	6,880	27,314
Panacos Pharmaceuticals Inc.(1)	6,800	47,124
Peregrine Pharmaceuticals Inc.(1)	56,480	52,526
Regeneration Technologies Inc.(1)	8,800	62,920
Regeneron Pharmaceuticals Inc.(1)	9,080	144,826
RegeneRx Biopharmaceuticals Inc.(1)	7,600	22,800
Repligen Corp.(1)(2)	9,400	37,600
Savient Pharmaceuticals Inc.(1)	18,000	67,320
Sirna Therapeutics Inc.(1)	9,441	28,606
Sonus Pharmaceuticals Inc.(1)	8,320	41,850
StemCells Inc.(1)	23,040	79,488

Strategic Diagnostic Inc.(1)	8,560	31,158
SuperGen Inc.(1)	13,720	69,286
Third Wave Technologies Inc.(1)	8,320	24,794
Vical Inc.(1)	6,160	25,872

		4,495,707
BUILDING MATERIALS—0.68%
Apogee Enterprises Inc.	8,880	144,034
Comfort Systems USA Inc.	9,559	87,943
Craftmade International Inc.(2)	3,000	60,030
Drew Industries Inc.(1)	4,560	128,546
Fiberstars Inc.(1)	2,720	23,256
LSI Industries Inc.	8,480	132,797
U.S. Concrete Inc.(1)	12,960	122,861

		699,467
CHEMICALS—0.98%
Aceto Corp.(2)	7,000	46,060
American Pacific Corp.(1)(2)	7,320	50,435
Flexible Solutions International Inc.(1)	7,120	20,648
ICO Inc.(1)	20,560	66,409
Landec Corp.(1)	7,840	60,995
NewMarket Corp.(1)	4,200	102,732
Octel Corp.	3,320	54,016
OMNOVA Solutions Inc.(1)	10,680	51,264
Penford Corp.(2)	4,160	50,752
Pioneer Companies Inc.(1)	3,640	109,091
Quaker Chemical Corp.(2)	3,360	64,613
Schulman (A.) Inc.	9,760	210,035
Wellman Inc.	11,360	77,021
Zoltek Companies Inc.(1)(2)	4,720	41,442

		1,005,513
COAL—0.15%
James River Coal Co.(1)	4,079	155,818

		155,818
COMMERCIAL SERVICES—4.58%
ACE Cash Express Inc.(1)	3,520	82,192
Albany Molecular Research Inc.(1)	6,599	80,178
AMN Healthcare Services Inc.(1)	3,200	63,296
Bankrate Inc.(1)(2)	2,640	77,933
Bowne & Co. Inc.	9,480	140,683
Cadmus Communications Corp.	3,080	62,000
Carriage Services Inc.(1)(2)	7,000	35,000
Cash Systems Inc.(1)	4,720	41,394
CBIZ Inc.(1)	15,880	95,598
CDI Corp.	4,880	133,712
Cenveo Inc.(1)	14,000	184,240
Clark Inc.	3,799	50,337
Coinstar Inc.(1)	6,800	155,244
Cornell Companies Inc.(1)	3,400	46,988
DiamondCluster International Inc. Class A(1)	8,400	66,696
Discovery Partners International Inc.(1)	11,640	30,846
Document Security Systems Inc.(1)(2)	3,640	46,046
Dollar Financial Corp.(1)	3,280	39,360
Educate Inc.(1)	6,240	73,632
Electro Rent Corp.(1)	5,481	81,722
Escala Group Inc.(1)(2)	2,800	56,784
First Consulting Group Inc.(1)	7,800	45,786
Forrester Research Inc.(1)	3,680	69,000
Franklin Covey Co.(1)	4,000	25,280
Geo Group Inc. (The)(1)	2,641	60,558

Gevity HR Inc.	7,560	194,443
Healthcare Services Group Inc.(2)	8,200	169,822
Heidrick & Struggles International Inc.(1)	5,520	176,916
HMS Holdings Corp.(1)	6,360	48,654
Hooper Holmes Inc.	15,360	39,168
Hudson Highland Group Inc.(1)	6,680	115,965
Huron Consulting Group Inc.(1)	2,360	56,616
Integrated Alarm Services Group Inc.(1)(2)	10,280	29,401
Intersections Inc.(1)	3,560	33,250
Kendle International Inc.(1)	3,800	97,812
Kforce Inc.(1)	11,640	129,902
Landauer Inc.	2,280	105,085
LECG Corp.(1)	4,640	80,643
Midas Inc.(1)	4,840	88,862
Monro Muffler Brake Inc.	2,880	87,322
Odyssey Marine Exploration Inc.(1)	12,320	43,613
On Assignment Inc.(1)	7,960	86,844
PAREXEL International Corp.(1)	6,680	135,337
PDI Inc.(1)	2,960	39,960
PeopleSupport Inc.(1)	6,880	58,411
Providence Service Corp. (The)(1)	4,320	124,373
Rent-Way Inc.(1)(2)	9,160	58,532
Rural/Metro Corp.(1)	7,880	71,156
Senomyx Inc.(1)	5,600	67,872
Services Acquisition Corp. International(1)	5,325	37,967
Source Interlink Companies Inc.(1)	9,880	109,866
SOURCECORP Inc.(1)	4,640	111,267
Spherion Corp.(1)	18,320	183,383
Standard Parking Corp.(1)	2,600	50,804
StarTek Inc.	4,280	77,040
Vertrue Inc.(1)	2,280	80,552
Westaff Inc.(1)	12,120	59,994

		4,695,337
COMPUTERS—3.49%
Advanced Digital Information Corp.(1)	17,320	169,563
Agilysys Inc.	8,280	150,862
Analysts International Corp.(1)	11,720	28,128
Ansoft Corp.(1)	2,200	74,910
BindView Development Corp.(1)	12,400	49,352
Carreker Corp.(1)	5,120	25,549
Catapult Communications Corp.(1)	3,040	44,962
CIBER Inc.(1)	13,960	92,136
Computer Horizons Corp.(1)	10,760	46,806
Computer Task Group Inc.(1)(2)	9,080	35,866
Covansys Corp.(1)	8,560	116,502
Cray Inc.(1)(2)	36,080	47,986
CyberGuard Corp.(1)	7,280	64,282
Digimarc Corp.(1)	5,640	33,276
Dot Hill Systems Corp.(1)	14,800	102,564
Echelon Corp.(1)	5,960	46,667
iCAD Inc.(1)	10,440	12,215
Immersion Corp.(1)	8,120	53,511
InFocus Corp.(1)	15,280	61,273
InterVoice-Brite Inc.(1)	11,520	91,699
Iomega Corp.(1)(2)	14,080	35,059
Lexar Media Inc.(1)	19,800	162,558
LivePerson Inc.(1)	10,640	59,690
Magma Design Automation Inc.(1)	9,400	79,054
Maxwell Technologies Inc.(1)	3,200	45,344
McDATA Corp. Class A(1)	32,601	123,884
Mobility Electronics Inc.(1)	8,240	79,598
Neoware Systems Inc.(1)	3,920	91,336

Ness Technologies Inc.(1)	6,200	66,774
NetScout Systems Inc.(1)	5,400	29,430
Overland Storage Inc.(1)	8,400	67,368
PAR Technology Corp.(1)	1,280	35,533
Quantum Corp.(1)	49,120	149,816
Radiant Systems Inc.(1)	6,760	82,202
RadiSys Corp.(1)(2)	6,240	108,202
Rimage Corp.(1)	3,640	105,487
SI International Inc.(1)	2,880	88,042
Sigma Designs Inc.(1)	6,680	102,738
Silicon Storage Technology Inc.(1)	24,199	122,205
Stratasys Inc.(1)	2,960	74,030
Sykes Enterprises Inc.(1)	7,200	96,264
Synaptics Inc.(1)	6,241	154,278
3D Systems Corp.(1)	4,240	76,320
Tier Technologies Inc. Class B(1)	7,160	52,554
TransAct Technologies Inc.(1)	3,520	27,808
Tyler Technologies Inc.(1)(2)	8,159	71,636
Xanser Corp.(1)(2)	15,800	46,452

		3,581,771
COSMETICS & PERSONAL CARE—0.05%
Parlux Fragrances Inc.(1)	1,719	52,481

		52,481
DISTRIBUTION & WHOLESALE—0.74%
Bell Microproducts Inc.(1)	8,040	61,506
Brightpoint Inc.(1)	7,965	220,869
Handleman Co.	7,240	89,921
Industrial Distribution Grp(1)	5,160	41,693
LKQ Corp.(1)	4,040	139,865
Navarre Corp.(1)(2)	7,600	42,028
NuCo2 Inc.(1)(2)	4,160	115,981
Rentrak Corp.(1)	5,040	45,310

		757,173
DIVERSIFIED FINANCIAL SERVICES—1.00%
Asta Funding Inc.(2)	2,960	80,926
BKF Capital Group Inc.(2)	2,360	44,722
Collegiate Funding Services LLC(1)	4,400	86,900
Consumer Portfolio Services(1)	7,200	41,386
Encore Capital Group Inc.(1)	4,640	80,504
eSpeed Inc.(1)	5,520	42,559
Federal Agricultural Mortgage Corp.	601	17,988
Firstcity Financial Corp.(1)	3,480	40,090
LaBranche & Co. Inc.(1)(2)	15,080	152,459
MarketAxess Holdings Inc.(1)	7,440	85,039
MCF Corp.(1)	31,760	33,348
Ocwen Financial Corp.(1)	8,160	70,992
Stifel Financial Corp.(1)	291	10,939
SWS Group Inc.	722	15,119
TradeStation Group Inc.(1)	5,720	70,814
World Acceptance Corp.(1)	5,440	155,040

		1,028,825
ELECTRIC—0.07%
Central Vermont Public Service Corp.	3,960	71,320

		71,320
ELECTRICAL COMPONENTS & EQUIPMENT—1.84%
Active Power Inc.(1)	10,760	41,426
Advanced Energy Industries Inc.(1)	5,400	63,882
American Superconductor Corp.(1)	9,120	71,774

Artesyn Technologies Inc.(1)(2)	11,160	114,948
C&D Technologies Inc.	7,240	55,169
Capstone Turbine Corp.(1)(2)	26,680	79,773
Cherokee International Corp.(1)	6,320	29,135
Color Kinetics Inc.(1)	3,840	55,258
Distributed Energy Systems(1)	8,840	66,830
Encore Wire Corp.(1)(2)	5,520	125,635
EnerSys(1)	13,000	169,520
GrafTech International Ltd.(1)	26,799	166,690
Greatbatch Inc.(1)	5,400	140,454
Insteel Industries Inc.	2,120	35,107
Lamson & Sessions Co.(1)	3,720	93,074
Magnetek Inc.(1)	9,240	30,030
Medis Technologies Ltd.(1)(2)	4,640	68,254
Power-One Inc.(1)	20,200	121,604
Research Frontiers Inc.(1)(2)	10,480	54,182
Superior Essex Inc.(1)	6,200	124,992
Ultralife Batteries Inc.(1)(2)	5,880	70,560
Universal Display Corp.(1)(2)	7,720	81,137
Valence Technology Inc.(1)(2)	11,480	17,679
Xenonics Holdings Inc.(1)	4,483	7,173

		1,884,286
ELECTRONICS—4.26%
American Science & Engineering Inc.(1)	2,600	162,162
Axsys Technologies Inc.(1)(2)	1,960	35,182
Badger Meter Inc.	2,200	86,328
Ballantyne of Omaha Inc.(1)	9,920	48,509
Bel Fuse Inc. Class B	4,240	134,832
California Micro Devices Corp.(1)	8,720	56,767
CTS Corp.	10,760	119,006
Cubic Corp.(2)	9,080	181,237
Cyberoptics Corp.(1)	3,160	42,597
Daktronics Inc.	4,560	134,839
Electro Scientific Industries Inc.(1)	7,760	187,404
Excel Technology Inc.(1)	3,120	74,194
Fargo Electronics(1)	4,360	83,930
FARO Technologies Inc.(1)(2)	3,200	64,000
Frequency Electronics Inc.	3,520	36,925
Identix Inc.(1)	24,240	121,442
II-VI Inc.(1)	6,080	108,650
Innovex Inc.(1)	7,960	27,462
Intelli-Check Inc.(1)(2)	7,840	30,498
Interlink Electronics Inc.(1)(2)	5,560	19,960
International DisplayWorks Inc.(1)	9,800	58,212
Iteris Inc.(1)	10,320	24,768
LaBarge Inc.(1)	2,960	42,535
LeCroy Corp.(1)	4,960	75,838
Lo-Jack Corp.(1)	5,480	132,232
Lowrance Electronics Inc.(2)	1,640	42,984
Meade Instruments Corp.(1)	14,880	40,622
Measurements Specialties Inc.(1)	3,800	92,530
Mechanical Technology Inc.(1)	10,800	30,240
Merix Corp.(1)	8,480	61,310
Methode Electronics Inc.	11,720	116,848
Metrologic Instruments Inc.(1)	3,560	68,566
Molecular Devices Corp.(1)	5,080	146,964
Multi-Fineline Electronix Inc.(1)	2,400	115,608
OSI Systems Inc.(1)	4,360	80,180
Park Electrochemical Corp.	6,040	156,919
Photon Dynamics Inc.(1)	4,600	84,088
Planar Systems Inc.(1)(2)	4,600	38,502
RAE Systems Inc.(1)	12,160	42,682

Rofin-Sinar Technologies Inc.(1)	4,199	182,531
SAFLINK Corp.(1)	23,080	18,233
SBS Technologies Inc.(1)	4,880	49,142
Sonic Solutions Inc.(1)	6,280	94,891
Spatialight Inc.(1)(2)	11,680	40,530
Spectrum Control Inc.(1)(2)	6,640	41,234
SRS Labs Inc.(1)	6,280	41,322
Stoneridge Inc.(1)	3,760	24,891
Technitrol Inc.	11,360	194,256
TTM Technologies Inc.(1)	11,720	110,168
UQM Technologies Inc.(1)	11,880	45,976
Viisage Technology Inc.(1)(2)	3,953	69,609
Woodhead Industries Inc.	4,040	56,035
X-Rite Inc.	8,760	87,600
Zygo Corp.(1)	7,240	106,356

		4,370,326
ENERGY - ALTERNATE SOURCES—0.43%
Evergreen Solar Inc.(1)(2)	9,669	102,975
FuelCell Energy Inc.(1)(2)	13,399	113,490
Millennium Cell Inc.(1)(2)	20,440	26,776
Plug Power Inc.(1)	11,520	59,098
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	13,120	35,162
Syntroleum Corp.(1)(2)	11,320	102,220

		439,721
ENGINEERING & CONSTRUCTION—0.48%
ENGlobal Corp.(1)	3,800	31,996
Infrasource Services Inc.(1)	4,160	54,413
Insituform Technologies Inc. Class A(1)(2)	7,160	138,689
Layne Christensen Co.(1)	3,600	91,548
Perini Corp.(1)	5,760	139,104
Sterling Construction Co. Inc.(1)	2,280	38,372

		494,122
ENTERTAINMENT—0.77%
Bluegreen Corp.(1)	5,000	79,000
Carmike Cinemas Inc.	4,920	124,771
Dover Downs Gaming & Entertainment Inc.	4,240	59,996
Dover Motorsports Inc.	9,120	55,723
Image Entertainment Inc.(1)	10,560	33,792
Mikohn Gaming Corp.(1)	6,760	66,721
Six Flags Inc.(1)	25,959	200,144
Sunterra Corp.(1)	6,320	89,870
Youbet.com Inc.(1)	10,800	51,084
Zomax Inc.(1)	13,560	28,205

		789,306
ENVIRONMENTAL CONTROL—0.96%
American Ecology Corp.	4,880	70,418
Calgon Carbon Corp.	11,800	67,142
Casella Waste Systems Inc. Class A(1)	7,280	93,111
Clean Harbors Inc.(1)	4,320	124,459
Darling International Inc.(1)	15,760	62,567
Duratek Inc.(1)	4,080	60,914
Metal Management Inc.	6,040	140,490
Perma-Fix Environmental Services Inc.(1)	25,240	42,151
Rentech Inc.(1)	28,280	107,747
Synagro Technologies Inc.	18,640	78,847
Waste Services Inc.(1)	22,360	74,459
WCA Waste Corp.(1)	7,520	59,408

		981,713

FOOD—1.08%
American Italian Pasta Co. Class A(2)	4,560	31,008
Cal-Maine Foods Inc.	9,240	62,740
Imperial Sugar Co.	4,120	55,949
Ingles Markets Inc. Class A	5,117	80,081
J&J Snack Foods Corp.	2,372	140,921
Lance Inc.	10,600	197,478
Lifeway Foods Inc.(1)(2)	1,840	22,890
Nash Finch Co.	4,000	101,920
Pathmark Stores Inc.(1)	8,520	85,115
Poore Brothers Inc.(1)	7,680	21,658
Rocky Mountain Chocolate Factory Inc.	2,200	35,807
Sanfilippo (John B.) & Son Inc.(1)	2,520	32,584
Spartan Stores Inc.(1)	7,000	72,940
Tasty Baking Co.	10,040	75,300
Wild Oats Markets Inc.(1)(2)	7,360	88,909

		1,105,300
FOREST PRODUCTS & PAPER—0.88%
Buckeye Technologies Inc.(1)	7,161	57,646
Caraustar Industries Inc.(1)	8,240	71,606
Deltic Timber Corp.	2,680	138,985
Glatfelter Co.	11,881	168,591
Mercer International Inc.(1)(2)	9,880	77,657
Neenah Paper Inc.	4,240	118,720
Pope & Talbot Inc.	6,280	52,312
Rock-Tenn Co. Class A	8,399	114,646
Schweitzer-Mauduit International Inc.	4,359	108,016

		908,179
GAS—0.39%
Cascade Natural Gas Corp.	4,840	94,428
EnergySouth Inc.	8,527	228,353
SEMCO Energy Inc.(1)	13,000	73,060

		395,841
HEALTH CARE - PRODUCTS—4.94%
Abaxis Inc.(1)	6,880	113,382
ABIOMED Inc.(1)	7,680	70,963
Adeza Biomedical Corp.(1)	2,720	57,256
Align Technology Inc.(1)(2)	16,880	109,214
American Medical Alert Corp.(1)	5,360	33,232
Animas Corp.(1)	4,680	113,022
ATS Medical Inc.(1)(2)	12,360	33,990
BioLase Technology Inc.	6,360	50,816
Candela Corp.(1)	8,120	117,253
Cantel Medical Corp.(1)	3,000	53,820
CardioDynamics International Corp.(1)	34,000	41,140
Cepheid Inc.(1)(2)	12,840	112,735
Cerus Corp.(1)	6,120	62,118
Cholestech Corp.(1)	4,120	40,870
Columbia Laboratories Inc.(1)	13,080	60,822
Conceptus Inc.(1)	8,680	109,542
Cutera Inc.(1)	3,120	82,243
Datascope Corp.	4,600	152,030
Digirad Corp.(1)	7,400	29,748
Encore Medical Corp.(1)	14,960	74,052
Endologix Inc.(1)	9,560	65,964
EP MedSystems Inc.(1)	9,600	27,936
EPIX Pharmaceuticals Inc.(1)	7,240	29,250
FONAR Corp.(1)	41,800	28,424
Hanger Orthopedic Group Inc.(1)(2)	7,640	43,624

HealthTronics Inc.(1)	9,640	73,746
ICU Medical Inc.(1)	3,920	153,703
Immunicon Corp.(1)	6,320	21,678
IntraLase Corp.(1)(2)	3,560	63,475
IRIS International Inc.(1)	5,240	114,546
Kensey Nash Corp.(1)(2)	2,920	64,328
Lifecore Biomedical Inc.(1)	3,560	57,779
Lifeline Systems Inc.(1)	4,429	161,924
Luminex Corp.(1)(2)	5,360	62,283
Merge Technologies Inc.(1)	4,960	124,198
Meridian Bioscience Inc.	6,043	121,706
Merit Medical Systems Inc.(1)	7,640	92,750
Microtek Medical Holdings Inc.(1)(2)	14,000	48,720
Microvision Inc.(1)(2)	6,600	23,760
Natus Medical Inc.(1)	7,240	116,854
Neurometrix Inc.(1)	2,320	63,290
NMT Medical Inc.(1)	4,520	72,320
NuVasive Inc.(1)	5,240	94,844
Occulogix Inc.(1)(2)	4,960	35,712
OraSure Technologies Inc.(1)	11,960	105,487
Orthologic Corp.(1)	10,160	49,784
Orthovita Inc.(1)	14,000	54,320
Palatin Technologies Inc.(1)(2)	17,240	56,202
Palomar Medical Technologies Inc.(1)	4,680	163,987
PhotoMedex Inc.(1)	17,360	29,859
Possis Medical Inc.(1)	6,160	61,292
Quidel Corp.(1)	10,720	115,347
Retractable Technologies Inc.(1)	13,840	49,686
RITA Medical Systems Inc.(1)(2)	16,360	63,968
SeraCare Life Sciences Inc.(1)	3,360	30,408
Somanetics Corp.(1)	4,280	136,960
Sonic Innovations Inc.(1)	7,840	33,163
SonoSite Inc.(1)(2)	4,720	165,247
Spectranetics Corp.(1)	7,880	88,650
Staar Surgical Co.(1)	10,720	84,688
ThermoGenesis Corp.(1)	16,600	80,178
TriPath Imaging Inc.(1)	10,480	63,299
Urologix Inc.(1)	7,560	29,182
Vascular Solutions Inc.(1)(2)	5,360	40,522
Vision-Sciences Inc.(1)	16,320	36,394
Vital Images Inc.(1)	4,280	111,922
Zila Inc.(1)	14,360	55,286
Zoll Medical Corp.(1)	3,400	85,646

		5,072,539
HEALTH CARE - SERVICES—2.39%
Air Methods Corp.(1)	5,240	90,652
Alliance Imaging Inc.(1)	4,760	28,322
Allied Healthcare International Inc.(1)	12,760	78,346
Amedisys Inc.(1)(2)	4,161	175,761
America Service Group Inc.(1)	3,800	60,268
American Dental Partners Inc.(1)	4,920	88,954
American Retirement Corp.(1)	7,680	192,998
Capital Senior Living Corp.(1)	4,720	48,805
Continucare Corp.(1)	11,600	27,840
Five Star Quality Care Inc.(1)	4,440	34,943
Gentiva Health Services Inc.(1)	7,440	109,666
Horizon Health Corp.(1)	3,280	74,226
Matria Healthcare Inc.(1)	4,160	161,242
MedCath Corp.(1)	2,640	48,972
Metropolitan Health Networks Inc.(1)	13,640	32,736
NovaMed Inc.(1)	4,800	31,341
Odyssey Healthcare Inc.(1)	9,320	173,725

Option Care Inc.	6,400	85,504
PainCare Holdings Inc.(1)	14,680	47,857
Pediatric Services of America Inc.(1)	3,760	53,129
Psychemedics Corp.	5,240	72,312
Q-Med Inc.(1)	4,280	41,388
Radiation Therapy Services Inc.(1)	3,360	118,642
Radiologix Inc.(1)	9,320	28,426
RehabCare Group Inc.(1)	4,640	93,728
Res-Care Inc.(1)	6,600	114,642
Sun Healthcare Group Inc.(1)	4,720	31,199
SunLink Health Systems Inc.(1)	4,240	44,732
Symbion Inc.(1)	5,280	121,440
U.S. Physical Therapy Inc.(1)	4,880	90,134
VistaCare Inc. Class A(1)	3,760	47,000

		2,448,930
HOME BUILDERS—0.53%
Cavalier Homes Inc.(1)	7,120	45,924
Cavco Industries Inc.(1)	1,880	71,966
Coachmen Industries Inc.	4,040	47,712
Comstock Homebuilding Companies Inc. Class A(1)	2,720	38,379
Fleetwood Enterprises Inc.(1)	15,281	188,720
Modtech Holdings Inc.(1)	6,080	56,787
Monaco Coach Corp.(2)	6,761	89,921

		539,409
HOME FURNISHINGS—0.46%
American Technology Corp.(1)	7,360	24,362
Audiovox Corp. Class A(1)	5,440	75,398
Bassett Furniture Industries Inc.	3,720	68,820
DTS Inc.(1)	5,440	80,512
Hooker Furniture Corp.	2,720	46,648
Kimball International Inc. Class B	6,520	69,308
Stanley Furniture Co. Inc.	4,560	105,701

		470,749
HOUSEHOLD PRODUCTS & WARES—0.46%
CNS Inc.	4,225	92,570
Ennis Inc.	9,160	166,437
Standard Register Co. (The)	4,000	63,240
WD-40 Co.	5,680	149,157

		471,404
HOUSEWARES—0.11%
Libbey Inc.	5,120	52,326
National Presto Industries Inc.	1,472	65,283

		117,609
INSURANCE—1.44%
Affirmative Insurance Holdings Inc.	4,320	63,029
American Equity Investment Life Holding Co.(2)	8,560	111,708
American Physicians Capital Inc.(1)	2,080	95,243
Baldwin & Lyons Inc. Class B	4,520	109,836
Capital Title Group Inc.	9,440	52,203
Ceres Group Inc.(1)	9,440	48,805
Citizens Inc.(1)(2)	7,706	41,996
Crawford & Co. Class B	8,040	46,310
Direct General Corp.	4,920	83,148
FPIC Insurance Group Inc.(1)	2,560	88,832
KMG America Corp.(1)	6,880	63,158
Navigators Group Inc. (The)(1)	2,240	97,686
NYMAGIC Inc.	988	24,493

Penn Treaty American Corp.(1)	4,360	43,774
PMA Capital Corp. Class A(1)	10,360	94,587
Presidential Life Corp.	7,760	147,750
Safety Insurance Group Inc.	3,360	135,643
Tower Group Inc.	5,480	120,450
Vesta Insurance Group(1)	13,720	13,720

		1,482,371
INTERNET—5.16%
ActivCard Corp.(1)	15,120	52,769
Agile Software Corp.(1)	15,520	92,810
Alloy Inc.(1)	7,120	20,577
Answers Corp.(1)(2)	1,880	21,558
Answerthink Inc.(1)	11,800	50,150
Applied Digital Solutions Inc.(1)(2)	16,000	45,920
Ariba Inc.(1)	16,240	119,364
Art Technology Group Inc.(1)	27,720	54,331
AsiaInfo Holdings Inc.(1)	12,480	49,670
@Road Inc.(1)	15,520	81,170
Audible Inc.(1)(2)	8,892	114,173
autobytel.com Inc.(1)	13,400	66,196
Blue Coat Systems Inc.(1)	2,879	131,628
Blue Nile Inc.(1)(2)	4,160	167,690
Captiva Software Corp.(1)	4,280	95,230
Centillium Communications Inc.(1)	11,680	40,880
Chordiant Software Inc.(1)	24,720	64,766
Click Commerce Inc.(1)(2)	1,960	41,199
Corillian Corp.(1)	12,120	32,966
CyberSource Corp.(1)	9,200	60,720
Drugstore.com Inc.(1)	20,400	58,140
eCollege.com Inc.(1)(2)	5,600	100,968
eCOST.com Inc.(1)(2)	9,153	10,617
Entrust Inc.(1)	16,800	81,312
ePlus Inc.(1)	3,400	47,029
Harris Interactive Inc.(1)	17,920	77,235
HealthStream Inc.(1)	8,320	19,386
Hollywood Media Corp.(1)	9,920	42,755
HomeStore Inc.(1)	41,559	211,951
Internet Capital Group Inc.(1)	9,920	81,542
Interwoven Inc.(1)	10,840	91,815
Ipass Inc.(1)	17,320	113,619
IPIX Corp.(1)(2)	10,478	17,393
iVillage Inc.(1)	12,680	101,694
Keynote Systems Inc.(1)	7,320	94,062
Knot Inc. (The)(1)	4,040	46,218
Lionbridge Technologies Inc.(1)	11,720	82,274
MatrixOne Inc.(1)	15,520	77,445
MIVA Inc.(1)	7,040	34,848
Motive Inc.(1)	7,880	24,349
Napster Inc.(1)(2)	9,520	33,510
NetBank Inc.	17,320	124,358
NetRatings Inc.(1)	3,840	47,347
Network Engines Inc.(1)	18,080	23,323
Nutri/System Inc.(1)	5,960	214,679
1-800-FLOWERS.COM Inc.(1)	7,760	49,819
Online Resources Corp.(1)	7,400	81,770
Opsware Inc.(1)	19,640	133,356
PC-Tel Inc.(1)	4,760	41,698
PlanetOut Inc.(1)	5,560	48,316
Provide Commerce Inc.(1)	2,800	92,708
Quovadx Inc.(1)	13,480	32,487
Raindance Communications Inc.(1)	18,360	37,454
Redback Networks Inc.(1)	10,040	141,162

RightNow Technologies Inc.(1)	4,000	73,840
S1 Corp.(1)	19,800	86,130
Secure Computing Corp.(1)	9,600	117,696
Selectica Inc.(1)	11,200	31,920
SonicWALL Inc.(1)	14,440	114,365
Stamps.com Inc.(1)	4,000	91,840
Stellent Inc.(1)	8,280	82,220
SumTotal Systems Inc.(1)	7,760	34,920
SupportSoft Inc.(1)	13,080	55,198
TeleCommunication Systems Inc.(1)(2)	9,720	21,384
Terremark Worldwide Inc.(1)	10,520	48,918
Travelzoo Inc.(1)(2)	770	16,940
Tumbleweed Communications Corp.(1)	15,640	48,171
24/7 Real Media Inc.(1)	11,000	80,740
Varsity Group Inc.(1)	6,160	26,180
Vasco Data Security International Inc.(1)	7,200	70,992
Vignette Corp.(1)	8,319	135,683
WatchGuard Technologies Inc.(1)	13,960	51,652
webMethods Inc.(1)	14,280	110,099
WebSideStory Inc.(1)	3,120	56,566
WorldGate Communications Inc.(1)(2)	9,400	19,364

		5,295,224
INVESTMENT COMPANIES—0.55%
Ares Capital Corp.	7,079	113,760
Courtside Acquistion Corp.(1)	4,637	24,020
Gladstone Capital Corp.(2)	5,520	118,018
Gladstone Investment Corp.	4,753	64,593
Harris & Harris Group Inc.(1)	5,400	75,060
Hercules Technology Growth Capital Inc.	2,009	24,088
Medallion Financial Corp.	5,440	61,254
Patriots Capital Funding Inc.	2,874	35,063
Prospect Energy Corp.	3,309	50,197

		566,053
IRON & STEEL—0.48%
Material Sciences Corp.(1)	2,960	41,736
Olympic Steel Inc.(1)	3,000	74,550
Roanoke Electric Steel Corp.	3,000	70,800
Ryerson Tull Inc.(2)	7,000	170,240
Steel Technologies Inc.	3,720	104,123
Wheeling-Pittsburgh Corp.(1)	3,200	28,864

		490,313
LEISURE TIME—0.43%
Aldila Inc.	1,920	48,826
Ambassadors Group Inc.	6,480	148,327
Arctic Cat Inc.(2)	5,080	101,905
Escalade Inc.	3,240	38,135
Multimedia Games Inc.(1)(2)	7,040	65,120
Pegasus Solutions Inc.(1)	4,680	41,980

		444,293
LODGING—0.28%
Interstate Hotels & Resorts Inc.(1)	10,560	46,147
Lodgian Inc.(1)	5,480	58,800
Monarch Casino & Resort Inc.(1)	2,560	57,856
MTR Gaming Group Inc.(1)	7,880	82,031
Riviera Holdings Corp.(1)	2,760	45,236

		290,070
MACHINERY—1.54%
Astec Industries Inc.(1)	4,240	138,478

Cascade Corp.	3,560	167,000
Columbus McKinnon Corp.(1)	5,320	116,934
Flow International Corp.(1)	7,080	59,614
Gehl Corp.(1)	3,360	88,200
Gerber Scientific Inc.(1)	7,760	74,263
Global Power Equipment Group Inc.(1)	10,680	48,274
Hurco Companies Inc.(1)(2)	2,440	75,201
Intevac Inc.(1)	7,240	95,568
Lindsay Manufacturing Co.	4,320	83,074
Middleby Corp. (The)(1)	1,480	128,020
Park-Ohio Holdings Corp.(1)	2,840	40,044
Presstek Inc.(1)	9,240	83,530
Tecumseh Products Co. Class A	5,720	131,045
Tennant Co.	3,800	197,600
TurboChef Technologies Inc.(1)(2)	3,440	49,398

		1,576,243
MANUFACTURING—0.89%
Ameron International Corp.(2)	2,160	98,453
Applied Films Corp.(1)	4,280	88,896
Flanders Corp.(1)	5,560	67,610
GenTek Inc.	4,320	77,242
GP Strategies Corp.(1)	5,360	43,738
Myers Industries Inc.(2)	9,000	131,220
Nanophase Technologies Corp.(1)	5,160	29,154
Portec Rail Products Inc.	5,240	68,696
Quixote Corp.	2,520	49,896
Raven Industries Inc.	5,240	151,174
Smith & Wesson Holding Corp.(1)(2)	7,600	29,868
Standex International Corp.	664	18,433
Sturm Ruger & Co. Inc.	7,960	55,800

		910,180
MEDIA—0.83%
Acacia Research Corp.-Acacia Technologies Group(1)	12,840	88,596
Acme Communications Inc.(1)	8,080	28,684
Beasley Broadcast Group Inc. Class A	4,360	58,904
Charter Communications Inc. Class A(1)	73,048	89,119
Courier Corp.	2,280	78,295
Digital Generation Systems Inc.(1)(2)	33,040	17,842
Fisher Communications Inc.(1)	29	1,201
4Kids Entertainment Inc.(1)	3,600	56,484
LodgeNet Entertainment Corp.(1)	6,120	85,313
Nelson (Thomas) Inc.	5,040	124,236
New Frontier Media Inc.(1)	5,960	38,919
NTN Communications Inc.(1)	19,560	29,144
Playboy Enterprises Inc. Class B(1)	7,360	102,230
Regent Communications Inc.(1)	10,440	48,442

		847,409
METAL FABRICATE & HARDWARE—0.50%
Castle (A.M.) & Co.(1)	2,720	59,405
CIRCOR International Inc.	4,401	112,930
Dynamic Materials Corp.	1,200	36,024
Ladish Co. Inc.(1)	6,080	135,888
NN Inc.	4,960	52,576
Northwest Pipe Co.(1)	1,760	47,168
Sun Hydraulics Corp.	2,040	39,433
Wolverine Tube Inc.(1)	4,920	24,895

		508,319

MINING—0.69%
Brush Engineered Materials Inc.(1)	6,040	96,036
Charles & Colvard Ltd.(2)	4,080	82,416
Hecla Mining Co.(1)	38,800	157,528
Mines Management Inc.(1)(2)	5,440	38,189
Royal Gold Inc.(2)	8,400	291,732
U.S. Energy Corp.(1)	9,880	43,274

		709,175
OFFICE & BUSINESS EQUIPMENT—0.03%
TRM Corp.(1)	4,200	31,290

		31,290
OFFICE FURNISHINGS—0.11%
Interface Inc. Class A(1)	13,640	112,121

		112,121
OIL & GAS—3.11%
Abraxas Petroleum Corp.(1)	7,280	38,438
Adams Resources & Energy Inc.	2,600	59,384
American Oil & Gas Inc.(1)(2)	14,600	59,130
Atlas America Inc.(1)	3,640	219,201
Brigham Exploration Co.(1)	9,320	110,535
Callon Petroleum Co.(1)	3,480	61,422
Cano Petroleum Inc.(1)	4,958	38,177
Carrizo Oil & Gas Inc.(1)	4,840	119,596
Clayton Williams Energy Inc.(1)	1,920	80,141
Contango Oil & Gas Co.(1)	5,240	59,946
Delta Petroleum Corp.(1)(2)	7,880	171,548
Double Eagle Petroleum Co.(1)	2,560	52,224
Edge Petroleum Corp.(1)(2)	5,240	130,528
Endeavour International Corp.(1)	12,200	40,260
Exploration Company of Delaware (The)(1)	7,960	51,422
FX Energy Inc.(1)(2)	10,840	86,503
Gasco Energy Inc.(1)	19,800	129,294
GeoGlobal Resources Inc.(1)(2)	6,520	83,260
Giant Industries Inc.(1)	3,840	199,526
GMX Resources Inc.(1)	2,520	90,720
Goodrich Petroleum Corp.(1)	2,200	55,330
Harvest Natural Resources Inc.(1)	9,400	83,472
McMoRan Exploration Co.(1)(2)	5,681	112,313
Meridian Resource Corp. (The)(1)	20,800	87,360
Parallel Petroleum Corp.(1)	8,720	148,327
Petrohawk Energy Corp.(1)	12,360	163,399
Petroleum Development Corp.(1)	4,560	152,030
PetroQuest Energy Inc.(1)	11,520	95,386
Toreador Resources Corp.(1)	3,720	78,380
Transmeridian Exploration Inc.(1)	17,441	106,390
Tri-Valley Corp.(1)(2)	7,440	57,883
VAALCO Energy Inc.(1)	17,840	75,642
Warren Resources Inc.(1)	6,000	94,920

		3,192,087
OIL & GAS SERVICES—1.03%
Allis-Chalmers Energy Inc.(1)	2,840	35,358
Dawson Geophysical Co.(1)(2)	2,840	87,529
Dril-Quip Inc.(1)	1,801	85,007
Hornbeck Offshore Services Inc.(1)	3,841	125,601
Infinity Energy Resources Inc.(1)	4,200	29,232
Input/Output Inc.(1)(2)	19,399	136,375
Lufkin Industries Inc.	4,239	211,399
MarkWest Hydrocarbon Inc.	130	2,861
Matrix Service Co.(1)(2)	8,720	85,805
Mitcham Industries Inc.(1)	4,160	72,675

Newpark Resources Inc.(1)	24,600	187,698

		1,059,540
PACKAGING & CONTAINERS—0.17%
AEP Industries Inc.(1)(2)	3,040	76,000
Chesapeake Corp.	5,720	97,126

		173,126
PHARMACEUTICALS—5.41%
Adolor Corp.(1)	9,640	140,744
Alfacell Corp.(1)	14,480	27,324
Allos Therapeutics Inc.(1)	16,240	34,916
Alnylam Pharmaceuticals Inc.(1)	3,480	46,493
Anadys Pharmaceuticals Inc.(1)	5,200	45,760
Anika Therapeutics Inc.(1)	3,840	44,890
Antigenics Inc.(1)(2)	9,240	43,982
Aradigm Corp.(1)(2)	28,280	20,644
Array BioPharma Inc.(1)	8,080	56,641
AtheroGenics Inc.(1)(2)	10,320	206,503
Auxilium Pharmaceuticals Inc.(1)	5,120	28,467
AVANIR Pharmaceuticals Class A(1)	30,320	104,301
Bentley Pharmaceuticals Inc.(1)(2)	3,640	59,732
Bioenvision Inc.(1)	12,120	79,144
BioMarin Pharmaceutical Inc.(1)	20,559	221,626
BioScrip Inc.(1)	13,200	99,528
Bradley Pharmaceuticals Inc.(1)(2)	4,120	39,140
Cell Therapeutics Inc.(1)(2)	45,043	98,194
CollaGenex Pharmaceuticals Inc.(1)(2)	4,720	56,970
Conor Medsystems Inc.(1)	3,200	61,920
Cortex Pharmaceuticals Inc.(1)(2)	14,680	33,470
Cubist Pharmaceuticals Inc.(1)	15,080	320,450
Dendreon Corp.(1)(2)	15,306	82,959
Depomed Inc.(1)	14,440	86,640
Discovery Laboratories Inc.(1)	14,840	99,131
DOV Pharmaceutical Inc.(1)	6,360	93,365
DrugMax Inc.(1)(2)	13,880	16,656
Durect Corp.(1)	11,560	58,609
DUSA Pharmaceuticals Inc.(1)	6,560	70,651
Dyax Corp.(1)	11,160	58,813
Dynavax Technologies Corp.(1)	5,840	24,878
Genta Inc.(1)	33,520	48,939
Hemispherx Biopharma Inc.(1)(2)	21,080	45,744
Hi-Tech Pharmacal Co. Inc.(1)	1,640	72,636
Hollis-Eden Pharmaceuticals Inc.(1)(2)	6,640	32,138
I-Flow Corp.(1)(2)	5,720	83,626
Immtech International Inc.(1)(2)	2,840	19,710
Indevus Pharmaceuticals Inc.(1)(2)	14,840	79,988
Insmed Inc.(1)(2)	44,490	87,645
Inspire Pharmaceuticals Inc.(1)	11,520	58,522
Introgen Therapeutics Inc.(1)(2)	8,120	42,792
Isis Pharmaceuticals Inc.(1)	16,080	84,259
Isolagen Inc.(1)(2)	37,207	68,833
ISTA Pharmaceuticals Inc.(1)	5,560	35,362
Lipid Sciences Inc.(1)	7,520	18,198
Mannatech Inc.(2)	4,560	62,974
MannKind Corp.(1)	5,200	58,552
Matrixx Initiatives Inc.(1)	3,800	79,610
Nastech Pharmaceutical Co. Inc.(1)	5,880	86,554
Natural Health Trends Corp.(1)(2)	2,440	23,546
Nature’s Sunshine Products Inc.	4,520	81,722
NeoPharm Inc.(1)	5,520	59,561
NexMed Inc.(1)(2)	19,280	14,846
Noven Pharmaceuticals Inc.(1)	6,360	96,227

NPS Pharmaceuticals Inc.(1)	9,760	115,558
Nuvelo Inc.(1)	11,880	96,347
Pain Therapeutics Inc.(1)	10,120	68,411
Penwest Pharmaceuticals Co.(1)	8,280	161,626
PetMed Express Inc.(1)	6,640	94,089
Pharmacopeia Drug Discovery(1)	10,960	39,018
Pharmacyclics Inc.(1)(2)	4,240	15,052
Point Therapeutics Inc.(1)	8,480	29,256
POZEN Inc.(1)	8,600	82,474
Progenics Pharmaceuticals Inc.(1)	4,800	120,048
Pro-Pharmaceuticals Inc.(1)	12,640	38,552
Reliv International Inc.(2)	4,480	59,046
Renovis Inc.(1)	4,720	72,216
Rigel Pharmaceuticals Inc.(1)	6,680	55,845
Santarus Inc.(1)(2)	9,400	51,512
SciClone Pharmaceuticals Inc.(1)	11,000	25,520
SCOLR Pharma Inc.(1)(2)	11,040	64,805
Tanox Inc.(1)	6,480	106,078
Theragenics Corp.(1)	12,040	36,361
Trimeris Inc.(1)(2)	5,240	60,208
Vion Pharmaceuticals Inc.(1)	21,360	35,244
ViroPharma Inc.(1)	14,386	266,860
VIVUS Inc.(1)	16,880	49,965

		5,548,616
PIPELINES—0.08%
TransMontaigne Inc.(1)	12,400	81,840

		81,840
REAL ESTATE—0.48%
Avatar Holdings Inc.(1)(2)	2,160	118,627
California Coastal Communities Inc.(1)	2,840	111,413
Consolidated-Tomoka Land Co.	1,560	110,604
HouseValues Inc.(1)(2)	2,320	30,230
Tarragon Corp.(1)(2)	3,080	63,510
Thomas Properties Group Inc.	4,800	60,048

		494,432
REAL ESTATE INVESTMENT TRUSTS—4.81%
Acadia Realty Trust	6,880	137,944
Affordable Residential Communities Inc.(2)	7,480	71,284
Agree Realty Corp.	3,289	95,052
American Campus Communities Inc.	4,960	123,008
American First Apartment Investors Inc.	769	10,804
Amerivest Properties Inc.(1)(2)	10,800	45,036
Anworth Mortgage Asset Corp.	11,799	86,133
Arbor Realty Trust Inc.	3,880	100,570
Ashford Hospitality Trust Inc.	10,640	111,614
Associated Estates Realty Corp.	16,840	152,234
Bedford Property Investors Inc.	5,640	123,742
Bimini Mortgage Management Inc. Class A	11,560	104,618
BNP Residential Properties Inc.	3,162	50,592
Boykin Lodging Co.(1)	6,280	76,742
Capital Lease Funding Inc.	14,520	152,896
Capital Trust Inc. Class A	4,840	141,715
Capstead Mortgage Corp.	7,680	44,621
Cedar Shopping Centers Inc.(2)	10,760	151,393
CentraCore Properties Trust(2)	5,760	154,771
CRIIMI MAE Inc.(1)	4,670	92,466
Education Realty Trust Inc.	7,360	94,870
Extra Space Storage Inc.	9,000	138,600
First Potomac Realty Trust	5,880	156,408
Gladstone Commercial Corp.	10,962	180,763

GMH Communities Trust	7,640	118,496
Gramercy Capital Corp.	3,800	86,564
Hanover Capital Mortgage Holdings Inc.(2)	8,200	54,776
Hersha Hospitality Trust	16,000	144,160
Highland Hospitality Corp.	14,600	161,330
HomeBanc Corp.	15,480	115,790
Investors Real Estate Trust	3,976	36,698
Kite Realty Group Trust	2,587	40,021
LTC Properties Inc.	6,000	126,180
Luminent Mortgage Capital Inc.	10,320	77,503
MHI Hospitality Corp.	5,640	54,426
Monmouth Real Estate Investment Corp. Class A	9,802	78,612
MortgageIT Holdings Inc.	5,480	74,857
NorthStar Realty Finance Corp.	218	3,372
One Liberty Properties Inc.	10,800	198,828
Ramco-Gershenson Properties Trust	4,720	125,788
Sizeler Property Investors Inc.	8,600	110,510
Strategic Hotel Capital Inc.	7,959	163,796
Sunset Financial Resources Inc.	8,040	68,179
Town & Country Trust (The)(2)	6,765	228,725
Universal Health Realty Income Trust	4,120	129,121
Urstadt Biddle Properties Inc. Class A	1,103	17,880
Winston Hotels Inc.	12,200	120,780

		4,934,268
RETAIL—3.89%
America’s Car-Mart Inc.(1)(2)	4,120	68,062
Asbury Automotive Group Inc.(1)	4,520	74,399
BJ’s Restaurants Inc.(1)	4,400	100,584
Blair Corp.	3,240	126,166
Bombay Co. Inc. (The)(1)	11,360	33,626
Bon-Ton Stores Inc. (The)	4,400	84,172
Books-A-Million Inc.	4,560	44,186
Buca Inc.(1)	5,840	31,828
Buffalo Wild Wings Inc.(1)	2,520	83,689
Cache Inc.(1)	3,960	68,587
California Pizza Kitchen Inc.(1)(2)	5,319	170,048
Cash America International Inc.	8,240	191,086
Casual Male Retail Group Inc.(1)	9,280	56,886
Champps Entertainment Inc.(1)	5,720	36,951
Charlotte Russe Holding Inc.(1)	3,840	79,987
Checkers Drive-in Restaurants Inc.(1)	4,320	65,491
Conn’s Inc.(1)	1,760	64,891
Cosi Inc.(1)	9,920	82,336
Cost Plus Inc.(1)(2)	6,241	107,033
Dave & Buster’s Inc.(1)(2)	5,800	102,138
dELiA*s Inc.(1)	3,560	29,548
dELiA*s Inc. Rights(1)	411	411
Denny’s Corp.(1)	24,920	100,428
Design Within Reach Inc.(1)(2)	6,040	32,012
Excelligence Learning Corp.(1)	4,080	28,642
EzCorp. Inc.(1)	3,480	53,174
Famous Dave’s of America Inc.(1)	3,800	42,826
Finlay Enterprises Inc.(1)	4,200	41,034
First Cash Inc.(1)	3,520	102,643
Fox & Hound Restaurant Group(1)	3,720	57,251
Friendly Ice Cream Corp.(1)(2)	2,880	24,768
GTSI Corp.(1)	5,400	37,800
Hancock Fabrics Inc.(2)	10,400	42,328
Hastings Entertainment Inc.(1)	6,240	34,195
Haverty Furniture Companies Inc.	7,440	95,902
Jill (J.) Group Inc. (The)(1)	5,400	102,762

Joseph A. Bank Clothiers Inc.(1)	3,639	157,969
Krispy Kreme Doughnuts Inc.(1)(2)	12,440	71,406
Lithia Motors Inc. Class A(2)	4,240	133,306
Luby’s Inc.(1)	7,040	93,632
MarineMax Inc.(1)	3,480	109,864
Movado Group Inc.	6,760	123,708
O’Charley’s Inc.(1)	7,360	114,154
RedEnvelope Inc.(1)(2)	2,960	30,962
Restoration Hardware Inc.(1)	8,760	52,735
Retail Ventures Inc.(1)(2)	4,040	50,258
Rubio’s Restaraunts Inc.(1)	4,200	39,480
Rush Enterprises Inc. Class A(1)	6,000	89,280
Sharper Image Corp.(1)(2)	3,680	35,843
Shoe Carnival Inc.(1)	2,560	56,115
Smart & Final Inc.(1)	4,240	54,611
Smith & Wollensky Restaurant Group Inc.(1)	8,800	45,232
The Sportsman’s Guide Inc.(1)	3,080	73,458
Trans World Entertainment Corp.(1)	7,120	40,584
West Marine Inc.(1)(2)	3,640	50,887
Wet Seal Inc. Class A(1)	9,600	42,624
Wilsons The Leather Experts Inc.(1)	6,640	24,103

		3,988,081
SAVINGS & LOANS—2.59%
Abington Community Bancorp Inc.	3,920	50,842
Berkshire Hills Bancorp Inc.	3,360	112,560
Beverly Hills Bancorp Inc.	112	1,161
BFC Financial Corp. Class A(1)	13,280	73,306
CFS Bancorp Inc.(2)	8,880	126,984
Citizens First Bancorp Inc.	5,360	126,389
First Financial Holdings Inc.	3,480	106,906
First Place Financial Corp.	4,440	106,782
Flushing Financial Corp.	5,000	77,850
Franklin Bank Corp. (Texas)(1)	9,640	173,424
Horizon Financial Corp.	4,040	88,234
ITLA Capital Corp.(1)	1,480	72,298
KNBT Bancorp Inc.	14,160	230,666
OceanFirst Financial Corp.	3,160	71,922
Partners Trust Financial Group Inc.(2)	13,120	158,096
PennFed Financial Services Inc.	3,280	60,418
Provident New York Bancorp	16,880	185,849
Sound Federal Bancorp Inc.	6,082	116,166
Synergy Financial Group Inc.	8,000	100,320
TierOne Corp.	7,720	227,045
United Community Financial Corp.	9,200	108,652
Willow Grove Bancorp Inc.	6,960	105,305
WSFS Financial Corp.	2,960	181,300

		2,662,475
SEMICONDUCTORS—3.52%
Actel Corp.(1)	6,720	85,546
ADE Corp.(1)(2)	2,840	68,330
Asyst Technologies Inc.(1)	13,040	74,589
August Technology Corp.(1)	6,200	68,138
Bookham Inc.(1)(2)	8,920	51,022
Cascade Microtech Inc.(1)	2,280	28,728
CEVA Inc.(1)(2)	7,440	46,574
Cirrus Logic Inc.(1)	24,080	160,854
Cohu Inc.	5,881	134,498
Diodes Inc.(1)(2)	3,598	111,718
Electroglas Inc.(1)	6,080	17,632
EMCORE Corp.(1)	11,960	88,743
ESS Technology Inc.(1)	10,000	34,300

FSI International Inc.(1)	8,960	41,216
Integrated Silicon Solution Inc.(1)	8,880	57,187
IXYS Corp.(1)	6,080	71,075
Kopin Corp.(1)	18,200	97,370
Kulicke & Soffa Industries Inc.(1)	13,281	117,404
Lattice Semiconductor Corp.(1)	33,601	145,156
Leadis Technology Inc.(1)	6,160	31,724
LTX Corp.(1)	16,000	72,000
Mattson Technology Inc.(1)	10,640	107,038
Microtune Inc.(1)	13,160	54,877
Mindspeed Technologies Inc.(1)(2)	42,612	100,138
MIPS Technologies Inc. Class A(1)	12,240	69,523
Monolithic Power Systems Inc.(1)	5,360	80,346
Nanometrics Inc.(1)	4,280	47,122
NetLogic Microsystems Inc.(1)(2)	2,640	71,914
Pericom Semiconductor Corp.(1)	7,920	63,122
Pixelworks Inc.(1)	11,480	58,318
PLX Technology Inc.(1)	6,480	55,728
PortalPlayer Inc.(1)(2)	4,435	125,599
QuickLogic Corp.(1)	7,080	27,966
Rudolph Technologies Inc.(1)(2)	4,400	56,672
Standard Microsystems Corp.(1)	5,319	152,602
Supertex Inc.(1)	2,560	113,280
Therma-Wave Inc.(1)	13,040	18,647
TranSwitch Corp.(1)(2)	52,949	96,897
TriQuint Semiconductor Inc.(1)	41,079	182,802
Ultratech Inc.(1)	6,200	101,804
Veeco Instruments Inc.(1)	6,879	119,213
Virage Logic Corp.(1)	4,880	48,214
Volterra Semiconductor Corp.(1)	4,080	61,200
Zoran Corp.(1)	12,320	199,707

		3,616,533
SOFTWARE—4.20%
Actuate Corp.(1)	17,360	54,510
Altiris Inc.(1)	5,640	95,260
American Software Inc. Class A	7,040	46,028
AMICAS Inc.(1)	15,600	77,376
Aspen Technology Inc.(1)	13,080	102,678
Atari Inc.(1)	16,200	17,496
AuthentiDate Holding Corp.(1)	10,000	19,300
Blackboard Inc.(1)	4,800	139,104
Borland Software Corp.(1)	21,719	141,825
Bottomline Technologies Inc.(1)	4,480	49,370
Captaris Inc.(1)	8,680	32,029
CCC Information Services Group Inc.(1)	3,160	82,855
Computer Programs & Systems Inc.	2,640	109,375
Concur Technologies Inc.(1)	8,680	111,885
Concurrent Computer Corp.(1)	19,240	36,364
Convera Corp.(1)(2)	4,480	44,352
DataTRAK International Inc.(1)	2,922	29,191
Digi International Inc.(1)	7,640	80,144
Emageon Inc.(1)	5,000	79,500
Embarcadero Technologies Inc.(1)	5,640	41,059
EPIQ Systems Inc.(1)(2)	4,360	80,834
FalconStor Software Inc.(1)(2)	6,320	46,705
Indus International Inc.(1)	16,880	53,003
Infocrossing Inc.(1)(2)	6,680	57,515
InPhonic Inc.(1)(2)	4,720	41,017
Intellisync Corp.(1)	21,440	110,630
InterVideo Inc.(1)	3,880	40,934
INVESTools Inc.(1)	12,800	69,120
JDA Software Group Inc.(1)	7,400	125,874

Majesco Holdings Inc.(1)(2)	37,804	44,231
Manugistics Group Inc.(1)(2)	15,720	27,510
MapInfo Corp.(1)	6,880	86,757
MetaSolv Inc.(1)	12,560	36,424
Micromuse Inc.(1)	22,199	219,548
Moldflow Corp.(1)	2,440	34,014
MRO Software Inc.(1)	6,000	84,240
Nuance Communications Inc.(1)(2)	31,404	239,613
Omnicell Inc.(1)	8,400	100,380
Open Solutions Inc.(1)	5,000	114,600
Packeteer Inc.(1)	10,385	80,691
PDF Solutions Inc.(1)	5,560	90,350
Peerless Systems Corp.(1)	7,880	66,428
Phase Forward Inc.(1)	8,320	81,120
Phoenix Technologies Ltd.(1)	9,080	56,841
PLATO Learning Inc.(1)(2)	10,160	80,670
SeaChange International Inc.(1)	7,440	58,776
Smith Micro Software Inc.(1)	5,920	34,632
SPSS Inc.(1)	5,240	162,073
Trident Microsystems Inc.(1)(2)	14,560	262,080
Ulticom Inc.(1)	3,200	31,392
Ultimate Software Group Inc.(1)	6,840	130,439
VA Software Corp.(1)(2)	17,480	31,114
Witness Systems Inc.(1)	7,120	140,050

		4,309,306
TELECOMMUNICATIONS—4.34%
Adaptec Inc.(1)	31,360	182,515
Airspan Networks Inc.(1)	14,600	83,074
Alaska Communications Systems Group Inc.	5,880	59,741
Anaren Inc.(1)	3,880	60,644
Applied Signal Technology Inc.	3,920	88,984
Atheros Communications Inc.(1)	8,320	108,160
Avanex Corp.(1)(2)	35,760	48,991
Avici Systems Inc.(1)	5,840	22,834
Aware Inc.(1)	5,360	23,798
Broadwing Corp.(1)(2)	17,880	108,174
CalAmp Corp.(1)	8,480	88,955
Carrier Access Corp.(1)	5,600	27,664
C-COR Inc.(1)	13,880	67,457
Channell Commercial Corp.(1)	3,960	19,657
CT Communications Inc.	5,320	64,585
D&E Communications Inc.	5,800	48,314
Ditech Communications Corp.(1)	9,120	76,152
Dobson Communications Corp. Class A(1)(2)	30,040	225,300
EFJ Inc.(1)	6,280	63,742
8X8 Inc.(1)(2)	29,957	55,720
EMS Technologies Inc.(1)	2,920	51,684
Endwave Corp.(1)	1,680	19,790
Essex Corp.(1)	4,800	81,840
Finisar Corp.(1)	57,000	118,560
Fusion Telecommunications International Inc.(1)	6,480	17,366
General Communication Inc. Class A(1)	15,520	160,322
Glenayre Technologies Inc.(1)	20,720	67,340
Globecomm Systems Inc.(1)	7,040	43,437
GlobeTel Communications Corp.(1)(2)	25,440	93,874
Harmonic Inc.(1)	18,720	90,792
Hickory Tech Corp.	8,040	63,436
Hypercom Corp.(1)	15,160	96,872
I.D. Systems Inc.(1)	2,200	52,470
Intrado Inc.(1)(2)	5,480	126,150
KVH Industries Inc.(1)(2)	7,800	76,284
Lantronix Inc.(1)	21,160	34,914

LCC International Inc. Class A(1)(2)	11,040	35,990
MasTec Inc.(1)	7,920	82,922
Mpower Holding Corp.(1)	28,640	39,523
MRV Communications Inc.(1)(2)	32,240	66,092
Network Equipment Technologies Inc.(1)	7,800	34,320
NMS Communications Corp.(1)	16,840	58,772
North Pittsburgh Systems Inc.	3,880	73,216
Novatel Wireless Inc.(1)(2)	7,000	84,770
Oplink Communications Inc.(1)	3,799	55,086
ParkerVision Inc.(1)(2)	5,120	46,592
Performance Technologies Inc.(1)	5,160	42,260
Radyne Corp.(1)	4,440	64,691
Somera Communications Inc.(1)	22,840	17,815
SpectraLink Corp.(2)	7,480	88,788
Stratex Networks Inc.(1)(2)	30,720	109,978
Stratos International Inc.(1)	6,680	40,748
SunCom Wireless Holdings Inc. Class A(1)	12,960	35,899
SureWest Communications	5,120	135,014
Symmetricom Inc.(1)(2)	12,480	105,706
TALK America Holdings Inc.(1)	9,240	79,741
Telkonet Inc.(1)(2)	12,160	50,464
Terayon Communication Systems Inc.(1)	23,680	54,701
Tollgrade Communications Inc.(1)	3,600	39,348
Tut Systems Inc.(1)	7,960	23,800
Westell Technologies Inc. Class A(1)	18,840	84,780
Wireless Facilities Inc.(1)	17,040	86,904
Yak Communications Inc.(1)	6,280	19,908
Zhone Technologies Inc.(1)	35,799	75,894

		4,453,314
TEXTILES—0.15%
Angelica Corp.	2,200	36,388
Dixie Group Inc.(1)	5,240	72,207
Forward Industries Inc.(1)(2)	1,440	12,816
Innovo Group Inc.(1)	16,960	17,469
Quaker Fabric Corp.(1)(2)	8,440	18,146

		157,026
TOYS, GAMES & HOBBIES—0.17%
Lenox Group Inc.(1)	5,280	69,907
Topps Co. (The)	14,760	109,667

		179,574
TRANSPORTATION—1.17%
ABX Air Inc.(1)	16,879	132,163
Celadon Group Inc.(1)	3,760	108,288
Covenant Transport Inc. Class A(1)	4,040	56,479
Dynamex Inc.(1)	3,920	74,715
Frozen Food Express Industries Inc.(1)	6,280	69,268
GulfMark Offshore Inc.(1)	4,000	118,480
Kitty Hawk Inc.(1)	29,320	31,079
Maritrans Inc.	2,840	73,897
Marten Transport Ltd.(1)	4,200	76,524
RailAmerica Inc.(1)	13,360	146,826
SCS Transportation Inc.(1)	5,040	107,100
U.S. Xpress Enterprises Inc. Class A(1)	3,360	58,397
Universal Truckload Services Inc.(1)	4,280	98,440
USA Truck Inc.(1)	1,640	47,773

		1,199,429
TRUCKING & LEASING—0.06%
Greenbrier Companies Inc. (The)	2,200	62,480

		62,480

WATER—0.63%
American States Water Co.	7,440	229,152
Connecticut Water Service Inc.	4,040	99,020
Middlesex Water Co.	4,600	79,764
PICO Holdings Inc.(1)	37	1,194
SJW Corp.	1,520	69,160
Southwest Water Co.(2)	12,012	171,892

		650,182

TOTAL COMMON STOCKS
(Cost: $100,701,302)		102,451,057

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—9.82%

CERTIFICATES OF DEPOSIT(3)—0.46%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$26,437	26,437
Credit Suisse First Boston NY
4.03%, 01/04/06	26,433	26,433
First Tennessee Bank
4.18%, 01/26/06	8,194	8,194
Fortis Bank NY
3.83%-3.84%, 01/25/06	79,298	79,298
Toronto-Dominion Bank
3.94%, 07/10/06	26,433	26,433
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	227,321	227,321
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	79,298	79,299

		473,415
COMMERCIAL PAPER(3)—2.27%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	161,239	160,447
Bryant Park Funding LLC
3.92%, 02/22/06	13,490	13,416
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	113,661	113,262
CC USA Inc.
4.23%, 04/21/06	15,860	15,658
Charta LLC
4.25%, 01/26/06	39,649	39,541
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	161,411	161,217
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	194,545	193,898
Dorada Finance Inc.
3.76%, 01/26/06	5,287	5,274
Ebury Finance Ltd.
4.30%, 01/30/06	74,012	73,773
Edison Asset Securitization LLC
4.37%, 05/08/06	26,433	26,032
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	43,878	43,806
Ford Credit Floorplan Motown
4.05%, 01/06/06	105,731	105,695

Galaxy Funding Inc.
4.23%, 04/18/06	15,172	14,985
Gemini Securitization Corp.
4.25%, 01/30/06	26,433	26,348
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	258,770	258,582
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	44,936	44,898
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	79,298	78,712
HSBC PLC
3.88%, 02/03/06	15,860	15,807
Jupiter Securitization Corp.
4.23%, 01/24/06	18,503	18,457
Liberty Street Funding Corp.
4.23%, 01/04/06	21,146	21,144
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	65,553	65,473
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	55,509	55,390
Nordea North America Inc.
4.16%, 04/04/06	55,509	54,925
Prudential Funding LLC
4.27%, 01/17/06	105,731	105,555
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	52,865	52,607
Sedna Finance Inc.
3.92%, 02/21/06	13,216	13,146
Sigma Finance Inc.
4.16%, 04/06/06	31,719	31,378
Solitaire Funding Ltd.
4.24%, 01/23/06	129,695	129,389
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	14,177	14,176
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	168,494	168,453
Thunder Bay Funding Inc.
4.22%, 01/13/06	5,287	5,280
Ticonderoga Funding LLC
4.27%, 01/05/06	13,216	13,213
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	186,066	185,600

		2,325,537
LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	26,433	26,433

		26,433
MEDIUM-TERM NOTES(3)—0.17%
Dorada Finance Inc.
3.93%, 07/07/06	16,388	16,387
K2 USA LLC
3.94%, 07/07/06	31,719	31,718
Marshall & Ilsley Bank
5.18%, 12/15/06	52,865	53,038
Toronto-Dominion Bank
3.81%, 06/20/06	66,082	66,085
US Bank N.A.
2.85%, 11/15/06	10,573	10,405

		177,633

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	118,528	118,528

		118,528
REPURCHASE AGREEMENTS(3)—1.08%
Banc of America LLC Repurchase Agreement, due 1/3/06, with a maturity value of $264,455 and an effective yield of 4.37%.(6)	$264,327	264,327
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $21,156 and an effective yield of 4.32%.(6)	21,146	21,146
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $423,127 and an effective yield of 4.34%.(7)	422,923	422,923
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $396,681 and an effective yield of 4.33%.(7)	396,490	396,490

		1,104,886
TIME DEPOSITS(3)—0.42%
UBS AG
4.06%, 01/03/06	317,192	317,192
Wells Fargo Bank N.A.
4.00%, 01/03/06	109,527	109,527

		426,719
VARIABLE & FLOATING RATE NOTES(3)—5.28%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	185,822	185,868
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	203,532	203,531
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	87,228	87,228
American Express Credit Corp.
4.39%, 11/06/07	15,860	15,876
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	171,812	171,884
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	34,362	34,362
Bank of America N.A.
4.31%, 08/10/06	264,327	264,327
Bank of Ireland
4.34%, 12/20/06(8)	52,865	52,865
Bank of Nova Scotia
4.22%, 01/03/06	21,146	21,146
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	131,635	131,630
BMW US Capital LLC
4.34%, 12/15/06(8)	52,865	52,865
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	142,208	142,204
Commodore CDO Ltd.
4.56%, 06/13/06(8)	13,216	13,216

Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	185,028	185,028
DEPFA Bank PLC
4.50%, 12/15/06	52,865	52,865
Descartes Funding Trust
4.37%, 11/15/06(8)	23,789	23,789
Dexia Credit Local
4.33%, 08/30/06	26,433	26,429
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	84,056	84,058
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	52,865	52,865
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	52,865	52,866
Fifth Third Bancorp.
4.35%, 11/22/06(8)	105,731	105,731
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	37,006	37,006
General Electric Capital Corp.
4.44%, 01/09/07	23,789	23,809
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	39,649	39,649
Hartford Life Global Funding Trusts
4.36%, 02/17/07	52,865	52,865
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	158,596	158,595
Holmes Financing PLC
4.33%, 12/15/06(8)	145,380	145,380
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	44,936	44,946
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	153,310	153,304
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	55,428	55,429
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	179,742	179,748
Lothian Mortgages PLC
4.37%, 01/24/06(8)	26,433	26,433
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	81,941	81,950
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	158,067	158,153
Mound Financing PLC
4.30%, 11/08/06(8)	105,731	105,731
Natexis Banques Populaires
4.35%, 01/12/07(8)	39,649	39,649
National City Bank (Ohio)
4.26%, 01/06/06	26,433	26,433
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	195,602	195,608
Nordea Bank AB
4.34%, 12/11/06(8)	92,514	92,514
Nordea Bank PLC
4.23%, 10/02/06	31,719	31,714
Northern Rock PLC
4.32%, 11/03/06(8)	63,438	63,441
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	143,794	143,794
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	132,163	132,163
Principal Life Income Funding Trusts
4.29%, 05/10/06	39,649	39,650
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	79,298	79,289

Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	44,936	44,936
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	111,546	111,544
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	52,865	52,865
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	81,941	81,938
Strips III LLC
4.43%, 07/24/06(8)(9)	14,259	14,259
SunTrust Bank
4.19%, 04/28/06	79,298	79,298
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	117,890	117,882
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	116,304	116,303
Unicredito Italiano SpA
4.43%, 06/14/06	68,725	68,714
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	52,865	52,865
US Bank N.A.
4.31%, 09/29/06	23,789	23,785
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	171,812	171,812
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	109,081	109,081
Wells Fargo & Co.
4.36%, 09/15/06(8)	26,433	26,434
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	58,152	58,148
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	108,374	108,373
Winston Funding Ltd.
4.26%, 01/23/06(8)	37,746	37,746
World Savings Bank
4.29%, 03/09/06	79,298	79,297

		5,423,166

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,076,317)		10,076,317

TOTAL INVESTMENTS IN SECURITIES—109.66%
(Cost: $110,777,619)		112,527,374
Other Assets, Less Liabilities—(9.66)%		(9,909,875)

NET ASSETS—100.00%		$102,617,499

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.

(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.44%
Clear Channel Outdoor Holdings Inc. Class A(1)	16,084	$322,484
Donnelley (R.H.) Corp.(1)	12,232	753,736
Getty Images Inc.(1)	22,414	2,000,898
Harte-Hanks Inc.	26,015	686,536
Interpublic Group of Companies Inc.(1)(2)	194,699	1,878,845
Lamar Advertising Co.(1)(2)	38,777	1,789,171

		7,431,670
AEROSPACE & DEFENSE—0.68%
Alliant Techsystems Inc.(1)	16,991	1,294,204
Goodrich (B.F.) Co.	55,496	2,280,886
L-3 Communications Holdings Inc.	54,698	4,066,796
Rockwell Collins Inc.	82,122	3,816,209

		11,458,095
AGRICULTURE—0.93%
Archer-Daniels-Midland Co.	302,460	7,458,664
Loews Corp.-Carolina Group	31,308	1,377,239
Reynolds American Inc.	39,403	3,756,288
UST Inc.	76,102	3,107,245

		15,699,436
AIRLINES—0.52%
AMR Corp.(1)(2)	82,710	1,838,643
JetBlue Airways Corp.(1)(2)	64,731	995,563
Southwest Airlines Co.	361,543	5,940,151

		8,774,357
APPAREL—0.95%
Coach Inc.(1)	173,749	5,792,792
Columbia Sportswear Co.(1)(2)	6,922	330,387
Jones Apparel Group Inc.	55,536	1,706,066
Liz Claiborne Inc.	50,332	1,802,892
Polo Ralph Lauren Corp.	25,435	1,427,921
Quiksilver Inc.(1)(2)	54,244	750,737
Reebok International Ltd.	22,294	1,298,180
Timberland Co. Class A(1)	24,297	790,867
VF Corp.	40,249	2,227,380

		16,127,222
AUTO MANUFACTURERS—0.46%
Navistar International Corp.(1)	28,573	817,759
Oshkosh Truck Corp.	33,485	1,493,096
PACCAR Inc.	80,099	5,545,254

		7,856,109

AUTO PARTS & EQUIPMENT—0.76%
Autoliv Inc.	38,560	1,751,395
BorgWarner Inc.	26,010	1,576,986
Dana Corp.(2)	69,567	499,491
Goodyear Tire & Rubber Co. (The)(1)(2)	71,496	1,242,600
Johnson Controls Inc.	88,469	6,450,275
Lear Corp.	31,013	882,630
TRW Automotive Holdings Corp.(1)	19,792	521,519

		12,924,896
BANKS—5.24%
AmSouth Bancorp	162,672	4,263,633
Associated Bancorp	62,918	2,047,981
Bank of Hawaii Corp.	24,104	1,242,320
BOK Financial Corp.	10,481	476,152
City National Corp.	19,036	1,378,968
Colonial BancGroup Inc. (The)	71,519	1,703,583
Comerica Inc.	77,794	4,415,587
Commerce Bancorp Inc.(2)	80,089	2,755,862
Commerce Bancshares Inc.(2)	29,007	1,511,845
Compass Bancshares Inc.	57,157	2,760,112
Cullen/Frost Bankers Inc.	23,875	1,281,610
East West Bancorp Inc.(2)	25,905	945,273
First Horizon National Corp.	57,147	2,196,731
FirstMerit Corp.(2)	38,506	997,690
Fulton Financial Corp.(2)	73,123	1,286,965
Huntington Bancshares Inc.	106,943	2,539,896
International Bancshares Corp.	21,116	619,966
Investors Financial Services Corp.	30,759	1,132,854
KeyCorp	187,810	6,184,583
M&T Bank Corp.	35,210	3,839,650
Marshall & Ilsley Corp.	105,514	4,541,323
Mellon Financial Corp.	194,954	6,677,174
Mercantile Bankshares Corp.	36,598	2,065,591
North Fork Bancorp Inc.	220,031	6,020,048
Northern Trust Corp.	90,676	4,698,830
Popular Inc.	127,900	2,705,085
Sky Financial Group Inc.(2)	44,137	1,227,891
South Financial Group Inc. (The)	33,112	911,904
Synovus Financial Corp.	143,215	3,868,237
TCF Financial Corp.(2)	62,280	1,690,279
TD Banknorth Inc.	35,507	1,031,478
UnionBanCal Corp.	26,053	1,790,362
Valley National Bancorp(2)	49,956	1,203,940
Webster Financial Corp.	24,760	1,161,244
Whitney Holding Corp.	28,972	798,468
Wilmington Trust Corp.	31,096	1,209,945
Zions Bancorporation	47,879	3,617,737

		88,800,797
BEVERAGES—0.64%
Brown-Forman Corp. Class B(2)	25,869	1,793,239
Coca-Cola Enterprises Inc.	139,087	2,666,298
Constellation Brands Inc.(1)	88,358	2,317,630
Molson Coors Brewing Co. Class B	21,590	1,446,314
Pepsi Bottling Group Inc.	64,174	1,836,018
PepsiAmericas Inc.	31,344	729,061

		10,788,560
BIOTECHNOLOGY—1.60%
Affymetrix Inc.(1)(2)	30,559	1,459,192
Biogen Idec Inc.(1)	158,802	7,198,495
Celgene Corp.(1)	76,880	4,981,824
Charles River Laboratories International Inc.(1)(2)	33,051	1,400,371
Chiron Corp.(1)	49,824	2,215,175

Invitrogen Corp.(1)	22,575	1,504,398
MedImmune Inc.(1)	114,244	4,000,825
Millennium Pharmaceuticals Inc.(1)	141,632	1,373,830
Millipore Corp.(1)	22,998	1,518,788
Protein Design Labs Inc.(1)(2)	51,932	1,475,907

		27,128,805
BUILDING MATERIALS—0.67%
American Standard Companies Inc.	86,296	3,447,525
Florida Rock Industries Inc.(2)	21,559	1,057,685
Lafarge North America Inc.	15,733	865,630
Martin Marietta Materials Inc.	21,461	1,646,488
USG Corp.(1)	16,965	1,102,725
Vulcan Materials Co.	47,085	3,190,009

		11,310,062
CHEMICALS—2.11%
Airgas Inc.	28,773	946,632
Albemarle Corp.(2)	16,917	648,767
Ashland Inc.	29,961	1,734,742
Cabot Corp.(2)	28,986	1,037,699
Celanese Corp. Class A	23,012	439,989
Chemtura Corp.	107,385	1,363,789
Cytec Industries Inc.	18,502	881,250
Eastman Chemical Co.	36,994	1,908,520
Ecolab Inc.	84,297	3,057,452
Engelhard Corp.	55,537	1,674,441
FMC Corp.(1)	17,277	918,618
Huntsman Corp.(1)	27,738	477,648
International Flavors & Fragrances Inc.	43,369	1,452,861
Lubrizol Corp.	31,210	1,355,450
Lyondell Chemical Co.	91,964	2,190,582
Mosaic Co. (The)(1)	59,586	871,743
PPG Industries Inc.	79,109	4,580,411
Rohm & Haas Co.	74,064	3,586,179
RPM International Inc.(2)	54,115	939,978
Sherwin-Williams Co. (The)	53,513	2,430,560
Sigma-Aldrich Corp.	31,707	2,006,736
Valhi Inc.	4,347	80,419
Valspar Corp. (The)	46,859	1,156,012

		35,740,478
COAL—0.67%
Arch Coal Inc.(2)	29,182	2,319,969
CONSOL Energy Inc.	42,114	2,744,991
Massey Energy Co.	35,343	1,338,439
Peabody Energy Corp.	60,255	4,966,217

		11,369,616
COMMERCIAL SERVICES—3.35%
ADESA Inc.	41,135	1,004,517
Alliance Data Systems Corp.(1)	38,390	1,366,684
ARAMARK Corp. Class B	33,002	916,796
Block (H & R) Inc.	152,150	3,735,282
Career Education Corp.(1)	47,177	1,590,808
ChoicePoint Inc.(1)	41,535	1,848,723
Convergys Corp.(1)	65,492	1,038,048
Corporate Executive Board Co. (The)(2)	19,044	1,708,247
Deluxe Corp.	23,148	697,681
Donnelley (R.R.) & Sons Co.	98,338	3,364,143
Education Management Corp.(1)	34,221	1,146,746
Equifax Inc.	59,895	2,277,208
Hewitt Associates Inc. Class A(1)	17,587	492,612

Interactive Data Corp.	16,972	385,434
Iron Mountain Inc.(1)(2)	50,411	2,128,352
ITT Educational Services Inc.(1)(2)	21,342	1,261,526
Laureate Education Inc.(1)(2)	22,747	1,194,445
Manpower Inc.	41,473	1,928,494
McKesson Corp.	138,216	7,130,563
Moody’s Corp.	116,021	7,126,010
Paychex Inc.	152,913	5,829,044
Pharmaceutical Product Development Inc.	22,251	1,378,449
Rent-A-Center Inc.(1)	32,843	619,419
Robert Half International Inc.	78,942	2,991,112
Service Corp. International	142,733	1,167,556
ServiceMaster Co. (The)	134,018	1,601,515
Weight Watchers International Inc.(1)(2)	17,773	878,519

		56,807,933
COMPUTERS—3.12%
Affiliated Computer Services Inc. Class A(1)	55,331	3,274,489
BISYS Group Inc. (The)(1)	55,639	779,502
CACI International Inc. Class A(1)	13,834	793,795
Cadence Design Systems Inc.(1)	127,499	2,157,283
Ceridian Corp.(1)	68,937	1,713,084
Cognizant Technology Solutions Corp.(1)	62,432	3,143,451
Computer Sciences Corp.(1)	88,070	4,459,865
Diebold Inc.	32,864	1,248,832
DST Systems Inc.(1)	29,183	1,748,354
Electronic Data Systems Corp.	239,056	5,746,906
Lexmark International Inc.(1)	53,537	2,400,064
National Instruments Corp.	25,365	812,948
NCR Corp.(1)	86,142	2,923,659
Network Appliance Inc.(1)	168,729	4,555,683
Reynolds & Reynolds Co. (The) Class A	28,955	812,767
SanDisk Corp.(1)	83,467	5,243,397
SRA International Inc. Class A(1)	13,427	410,061
Sun Microsystems Inc.(1)	1,569,015	6,574,173
Synopsys Inc.(1)	66,825	1,340,509
Unisys Corp.(1)	156,612	913,048
Western Digital Corp.(1)	98,021	1,824,171

		52,876,041
COSMETICS & PERSONAL CARE—0.22%
Alberto-Culver Co.	34,313	1,569,820
Estee Lauder Companies Inc. Class A(2)	62,844	2,104,017

		3,673,837
DISTRIBUTION & WHOLESALE—0.77%
CDW Corp.	28,608	1,646,963
Fastenal Co.	57,625	2,258,324
Genuine Parts Co.	80,423	3,532,178
Grainger (W.W.) Inc.	35,557	2,528,103
Ingram Micro Inc. Class A(1)	59,104	1,177,943
SCP Pool Corp.(2)	24,181	900,017
Tech Data Corp.(1)	27,164	1,077,868

		13,121,396
DIVERSIFIED FINANCIAL SERVICES—3.06%
Affiliated Managers Group Inc.(1)	15,430	1,238,257
AmeriCredit Corp.(1)(2)	64,230	1,646,215
Ameritrade Holding Corp.(1)	110,821	2,659,704
Bear Stearns Companies Inc. (The)	52,371	6,050,422
BlackRock Inc.	9,137	991,182
CapitalSource Inc.(2)	34,730	777,952
CBOT Holdings Inc. Class A(1)	1,481	138,859

Chicago Mercantile Exchange Holdings Inc.	15,784	5,800,462
CIT Group Inc.	92,061	4,766,919
E*TRADE Financial Corp.(1)	169,870	3,543,488
Eaton Vance Corp.	61,320	1,677,715
Edwards (A.G.) Inc.	35,457	1,661,515
Federated Investors Inc. Class B	38,521	1,426,818
First Marblehead Corp. (The)(2)	11,998	394,254
Friedman, Billings, Ramsey Group Inc. Class A(2)	64,949	642,995
IndyMac Bancorp Inc.	28,770	1,122,605
Janus Capital Group Inc.(2)	104,450	1,945,903
Jefferies Group Inc.	23,609	1,061,933
Legg Mason Inc.	52,525	6,286,717
Nelnet Inc. Class A(1)	7,997	325,318
Nuveen Investments Inc. Class A	23,858	1,016,828
Raymond James Financial Inc.	29,086	1,095,670
Rowe (T.) Price Group Inc.	60,011	4,322,592
Student Loan Corp.	1,856	388,331
Westcorp Inc.	11,077	737,839
WFS Financial Inc.(1)	3,042	231,648

		51,952,141
ELECTRIC—5.97%
AES Corp. (The)(1)	300,994	4,764,735
Allegheny Energy Inc.(1)	74,987	2,373,339
Alliant Energy Corp.	53,191	1,491,476
Ameren Corp.	90,280	4,625,947
American Electric Power Co. Inc.	176,953	6,563,187
CenterPoint Energy Inc.	142,671	1,833,322
Cinergy Corp.	91,417	3,881,566
CMS Energy Corp.(1)	101,084	1,466,729
Consolidated Edison Inc.(2)	112,018	5,189,794
Constellation Energy Group Inc.	81,111	4,671,994
DPL Inc.	58,438	1,519,972
DTE Energy Co.	80,297	3,468,027
Edison International	149,220	6,507,484
Energy East Corp.	67,410	1,536,948
Great Plains Energy Inc.(2)	34,343	960,230
Hawaiian Electric Industries Inc.(2)	37,212	963,791
MDU Resources Group Inc.(2)	54,673	1,789,994
Northeast Utilities	69,197	1,362,489
NRG Energy Inc.(1)(2)	37,266	1,755,974
NSTAR	49,302	1,414,967
OGE Energy Corp.	41,719	1,117,652
Pepco Holdings Inc.	87,142	1,949,367
PG&E Corp.(2)	170,494	6,328,737
Pinnacle West Capital Corp.	45,118	1,865,629
PNM Resources Inc.	31,660	775,353
PPL Corp.	174,869	5,141,149
Progress Energy Inc.	114,589	5,032,749
Public Service Enterprise Group Inc.	109,993	7,146,245
Puget Energy Inc.	53,305	1,088,488
Reliant Energy Inc.(1)(2)	138,553	1,429,867
SCANA Corp.	52,385	2,062,921
TECO Energy Inc.(2)	95,590	1,642,236
Westar Energy Inc.	39,892	857,678
Wisconsin Energy Corp.	53,988	2,108,771
WPS Resources Corp.(2)	18,508	1,023,677
Xcel Energy Inc.(2)	185,450	3,423,407

		101,135,891
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
American Power Conversion Corp.	76,739	1,688,258
AMETEK Inc.	32,071	1,364,300

Energizer Holdings Inc.(1)	30,089	1,498,131
Hubbell Inc. Class B(2)	28,361	1,279,648
Molex Inc.	64,550	1,675,073

		7,505,410
ELECTRONICS—2.28%
Agilent Technologies Inc.(1)	226,291	7,533,227
Amphenol Corp. Class A	40,725	1,802,489
Applera Corp.-Applied Biosystems Group	91,038	2,417,969
Arrow Electronics Inc.(1)(2)	54,180	1,735,385
Avnet Inc.(1)	66,613	1,594,715
AVX Corp.(2)	23,718	343,437
Dolby Laboratories Inc. Class A(1)	12,734	217,115
Fisher Scientific International Inc.(1)	55,378	3,425,683
FLIR Systems Inc.(1)(2)	28,115	627,808
Gentex Corp.	71,811	1,400,315
Jabil Circuit Inc.(1)	75,390	2,796,215
Mettler Toledo International Inc.(1)	19,754	1,090,421
PerkinElmer Inc.	59,699	1,406,508
Sanmina-SCI Corp.(1)	242,018	1,030,997
Solectron Corp.(1)	411,115	1,504,681
Symbol Technologies Inc.	111,782	1,433,045
Tektronix Inc.	38,386	1,082,869
Thermo Electron Corp.(1)	74,374	2,240,889
Thomas & Betts Corp.(1)	27,629	1,159,313
Trimble Navigation Ltd.(1)	24,301	862,442
Vishay Intertechnology Inc.(1)	77,323	1,063,964
Waters Corp.(1)	51,215	1,935,927

		38,705,414
ENGINEERING & CONSTRUCTION—0.29%
Fluor Corp.	39,926	3,084,683
Jacobs Engineering Group Inc.(1)	26,413	1,792,650

		4,877,333
ENTERTAINMENT—0.61%
DreamWorks Animation SKG Inc. Class A(1)(2)	18,587	456,497
GTECH Holdings Corp.	57,593	1,828,002
International Game Technology Inc.	158,411	4,875,891
International Speedway Corp. Class A	16,120	772,148
Penn National Gaming Inc.(1)	31,192	1,027,776
Regal Entertainment Group Class A(2)	20,196	384,128
Scientific Games Corp. Class A(1)	27,792	758,166
Warner Music Group Corp.	15,057	290,148

		10,392,756
ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc.(1)(2)	97,353	850,865
Nalco Holding Co.(1)	38,218	676,841
Republic Services Inc.	63,315	2,377,478
Stericycle Inc.(1)(2)	20,350	1,198,208

		5,103,392
FOOD—2.73%
Albertson’s Inc.	169,774	3,624,675
Campbell Soup Co.	106,258	3,163,301
ConAgra Foods Inc.	238,650	4,839,822
Dean Foods Co.(1)	64,727	2,437,619
Del Monte Foods Co.(1)	91,771	957,172
Heinz (H.J.) Co.	161,291	5,438,733
Hormel Foods Corp.	34,105	1,114,551
Kroger Co.(1)	335,734	6,338,658
McCormick & Co. Inc. NVS	62,253	1,924,863

Pilgrim’s Pride Corp.	6,925	229,633
Safeway Inc.	206,531	4,886,523
Smithfield Foods Inc.(1)	39,820	1,218,492
Smucker (J.M.) Co. (The)	23,670	1,041,480
SUPERVALU Inc.	62,428	2,027,661
TreeHouse Foods Inc.(1)	13,879	259,815
Tyson Foods Inc. Class A	111,353	1,904,136
Whole Foods Market Inc.	63,432	4,909,002

		46,316,136
FOREST PRODUCTS & PAPER—0.72%
Louisiana-Pacific Corp.	50,540	1,388,334
MeadWestvaco Corp.	84,884	2,379,299
Plum Creek Timber Co. Inc.	84,683	3,052,822
Rayonier Inc.(2)	34,710	1,383,194
Smurfit-Stone Container Corp.(1)	116,880	1,656,190
Temple-Inland Inc.	51,640	2,316,054

		12,175,893
GAS—1.14%
AGL Resources Inc.	35,650	1,240,977
Atmos Energy Corp.	36,814	963,054
Energen Corp.	33,741	1,225,473
KeySpan Corp.	80,373	2,868,512
NiSource Inc.	125,390	2,615,635
ONEOK Inc.	46,737	1,244,606
Piedmont Natural Gas Co.	35,315	853,210
Sempra Energy	118,022	5,292,106
Southern Union Co.(1)	44,060	1,041,138
UGI Corp.	47,304	974,462
Vectren Corp.	35,037	951,605

		19,270,778
HAND & MACHINE TOOLS—0.36%
Black & Decker Corp.	36,897	3,208,563
Snap-On Inc.(2)	26,614	999,622
Stanley Works (The)	38,118	1,831,189

		6,039,374
HEALTH CARE - PRODUCTS—2.09%
Advanced Medical Optics Inc.(1)(2)	29,933	1,251,199
Bard (C.R.) Inc.	48,391	3,189,935
Bausch & Lomb Inc.	24,651	1,673,803
Beckman Coulter Inc.	28,472	1,620,057
Biomet Inc.	116,080	4,245,046
Cooper Companies Inc.	20,296	1,041,185
Cytyc Corp.(1)(2)	52,476	1,481,397
Dade Behring Holdings Inc.	40,767	1,666,963
DENTSPLY International Inc.	37,004	1,986,745
Edwards Lifesciences Corp.(1)	27,414	1,140,697
Gen-Probe Inc.(1)	23,274	1,135,538
Henry Schein Inc.(1)	39,940	1,742,982
Hillenbrand Industries Inc.	25,464	1,258,176
IDEXX Laboratories Inc.(1)(2)	15,009	1,080,348
INAMED Corp.(1)	16,642	1,459,171
Kinetic Concepts Inc.(1)	22,151	880,724
Patterson Companies Inc.(1)(2)	63,410	2,117,894
ResMed Inc.(1)(2)	32,144	1,231,437
Respironics Inc.(1)	32,959	1,221,790
TECHNE Corp.(1)	17,706	994,192
Varian Medical Systems Inc.(1)	60,928	3,067,116

		35,486,395

HEALTH CARE - SERVICES—2.19%
AMERIGROUP Corp.(1)	23,599	459,237
Community Health Systems Inc.(1)	41,061	1,574,279
Covance Inc.(1)	29,015	1,408,678
Coventry Health Care Inc.(1)	74,234	4,228,369
DaVita Inc.(1)	46,184	2,338,758
Health Management Associates Inc. Class A	113,729	2,497,489
Health Net Inc.(1)	51,885	2,674,672
Humana Inc.(1)	74,595	4,052,746
Laboratory Corp. of America Holdings(1)	62,063	3,342,093
LifePoint Hospitals Inc.(1)	25,244	946,650
Lincare Holdings Inc.(1)	42,316	1,773,464
Manor Care Inc.(2)	36,261	1,442,100
Quest Diagnostics Inc.	73,865	3,802,570
Renal Care Group Inc.(1)	31,308	1,481,182
Sierra Health Services Inc.(1)	11,446	915,222
Tenet Healthcare Corp.(1)	215,731	1,652,513
Triad Hospitals Inc.(1)	39,337	1,543,191
UnitedHealth Group Inc.	1	56
Universal Health Services Inc. Class B	20,934	978,455

		37,111,724
HOLDING COMPANIES - DIVERSIFIED—0.10%
Leucadia National Corp.	37,363	1,773,248

		1,773,248
HOME BUILDERS—1.70%
Beazer Homes USA Inc.(2)	19,133	1,393,648
Centex Corp.(2)	58,328	4,169,869
Horton (D.R.) Inc.	125,344	4,478,541
Hovnanian Enterprises Inc. Class A(1)	15,451	766,988
KB Home(2)	37,363	2,714,796
Lennar Corp. Class A	61,708	3,765,422
M.D.C. Holdings Inc.	14,711	911,788
Meritage Homes Corp.(1)(2)	10,356	651,600
NVR Inc.(1)	2,480	1,740,960
Pulte Homes Inc.	98,914	3,893,255
Ryland Group Inc.(2)	21,688	1,564,355
Standard Pacific Corp.	31,226	1,149,117
Toll Brothers Inc.(1)(2)	48,817	1,691,021

		28,891,360
HOME FURNISHINGS—0.33%
Harman International Industries Inc.	31,008	3,034,133
Tempur-Pedic International Inc.(1)	19,829	228,034
Whirlpool Corp.(2)	28,148	2,357,676

		5,619,843
HOUSEHOLD PRODUCTS & WARES—0.91%
ACCO Brands Corp.(1)	18,617	456,117
American Greetings Corp. Class A(2)	29,791	654,508
Avery Dennison Corp.	50,943	2,815,620
Church & Dwight Co. Inc.(2)	29,236	965,665
Clorox Co. (The)	71,050	4,042,035
Fortune Brands Inc.	67,018	5,228,744
Scotts Miracle-Gro Co. (The) Class A	20,811	941,490
Spectrum Brands Inc.(1)(2)	17,025	345,778

		15,449,957
HOUSEWARES—0.23%
Newell Rubbermaid Inc.	126,737	3,013,806
Toro Co.	19,973	874,218

		3,888,024

INSURANCE—5.32%
Alleghany Corp.(1)	2,266	643,544
Ambac Financial Group Inc.	49,915	3,846,450
American Financial Group Inc.	21,758	833,549
American National Insurance Co.	3,681	430,640
AmerUs Group Co.	18,039	1,022,270
AON Corp.	146,438	5,264,446
Assurant Inc.	50,381	2,191,070
Berkley (W.R.) Corp.	49,833	2,373,047
Brown & Brown Inc.(2)	50,370	1,538,300
CIGNA Corp.	60,294	6,734,840
Cincinnati Financial Corp.	80,873	3,613,406
CNA Financial Corp.(1)(2)	10,629	347,887
Commerce Group Inc.	12,151	696,009
Conseco Inc.(1)(2)	69,551	1,611,497
Erie Indemnity Co. Class A	19,747	1,050,540
Fidelity National Financial Inc.	74,579	2,743,761
Fidelity National Title Group Inc. Class A	13,168	320,641
First American Corp.	37,911	1,717,368
Gallagher (Arthur J.) & Co.(2)	42,913	1,325,153
Genworth Financial Inc. Class A	104,703	3,620,630
Hanover Insurance Group Inc. (The)	24,604	1,027,709
HCC Insurance Holdings Inc.	50,936	1,511,780
Jefferson-Pilot Corp.	62,668	3,567,689
Lincoln National Corp.	80,056	4,245,370
Markel Corp.(1)	4,532	1,436,871
MBIA Inc.	62,335	3,750,074
Mercury General Corp.(2)	12,083	703,472
MGIC Investment Corp.	43,523	2,864,684
Nationwide Financial Services Inc.	26,274	1,156,056
Old Republic International Corp.	84,112	2,208,781
Philadelphia Consolidated Holding Corp.(1)(2)	7,912	765,011
PMI Group Inc. (The)(2)	43,056	1,768,310
Principal Financial Group Inc.	135,334	6,418,892
Protective Life Corp.	32,054	1,403,004
Radian Group Inc.	39,671	2,324,324
Reinsurance Group of America Inc.	13,587	648,915
SAFECO Corp.	58,684	3,315,646
StanCorp Financial Group Inc.	25,774	1,287,411
Torchmark Corp.	47,941	2,665,520
Transatlantic Holdings Inc.	12,353	830,122
Unitrin Inc.	22,214	1,000,741
UNUMProvident Corp.	137,095	3,118,911
Wesco Financial Corp.	651	250,635

		90,194,976
INTERNET—0.69%
Akamai Technologies Inc.(1)(2)	62,215	1,239,945
CheckFree Corp.(1)(2)	38,046	1,746,311
Emdeon Corp.(1)	129,042	1,091,695
F5 Networks Inc.(1)(2)	17,351	992,304
McAfee Inc.(1)	74,925	2,032,715
Monster Worldwide Inc.(1)	47,529	1,940,134
VeriSign Inc.(1)	121,999	2,674,218

		11,717,322
INVESTMENT COMPANIES—0.21%
Allied Capital Corp.(2)	61,518	1,806,784
American Capital Strategies Ltd.(2)	50,081	1,813,433

		3,620,217

IRON & STEEL—0.53%
Allegheny Technologies Inc.	44,440	1,603,395
Nucor Corp.	73,819	4,925,204
United States Steel Corp.(2)	52,673	2,531,991

		9,060,590
LEISURE TIME—0.25%
Brunswick Corp.	44,685	1,816,892
Polaris Industries Inc.(2)	19,611	984,472
Sabre Holdings Corp.	60,370	1,455,521

		4,256,885
LODGING—1.39%
Boyd Gaming Corp.	19,453	927,130
Choice Hotels International Inc.	14,030	585,893
Harrah’s Entertainment Inc.	83,768	5,971,821
Hilton Hotels Corp.	176,011	4,243,625
Las Vegas Sands Corp.(1)(2)	10,917	430,894
MGM Mirage(1)(2)	55,605	2,039,035
Starwood Hotels & Resorts Worldwide Inc.	99,561	6,357,965
Station Casinos Inc.	25,635	1,738,053
Wynn Resorts Ltd.(1)(2)	21,988	1,206,042

		23,500,458
MACHINERY—0.83%
Cummins Inc.(2)	21,218	1,903,891
Graco Inc.	31,861	1,162,289
IDEX Corp.	23,530	967,318
Joy Global Inc.	55,550	2,222,000
Rockwell Automation Inc.	84,769	5,014,934
Terex Corp.(1)	22,831	1,356,161
Zebra Technologies Corp. Class A(1)(2)	33,144	1,420,221

		14,046,814
MANUFACTURING—2.27%
AptarGroup Inc.	16,345	853,209
Brink’s Co. (The)	26,124	1,251,601
Carlisle Companies Inc.(2)	14,340	991,611
Donaldson Co. Inc.(2)	34,217	1,088,101
Dover Corp.	93,909	3,802,375
Eastman Kodak Co.(2)	132,384	3,097,786
Eaton Corp.	69,447	4,659,199
Harsco Corp.	19,153	1,293,019
ITT Industries Inc.	42,534	4,373,346
Leggett & Platt Inc.	87,305	2,004,523
Pall Corp.	57,300	1,539,078
Parker Hannifin Corp.	55,405	3,654,514
Pentair Inc.	46,796	1,615,398
Roper Industries Inc.	39,230	1,549,977
SPX Corp.(2)	30,303	1,386,968
Teleflex Inc.	16,860	1,095,563
Textron Inc.	54,486	4,194,332

		38,450,600
MEDIA—2.28%
Belo (A.H.) Corp.	44,166	945,594
Cablevision Systems Corp.(1)	92,228	2,164,591
CKX Inc.(1)	9,880	128,440
Dex Media Inc.	69,252	1,876,037
Dow Jones & Co. Inc.	24,402	866,027
EchoStar Communications Corp.(1)	106,114	2,883,117
Hearst-Argyle Television Inc.(2)	13,598	324,312
Knight Ridder Inc.(2)	34,251	2,168,088
Lee Enterprises Inc.	20,896	771,271

Liberty Global Inc. Class A(1)	216,781	4,877,573
McClatchy Co. (The) Class A(2)	9,386	554,713
Meredith Corp.	19,653	1,028,638
New York Times Co. Class A(2)	66,606	1,761,729
Scripps (E.W.) Co. Class A	37,635	1,807,233
Sirius Satellite Radio Inc.(1)(2)	610,153	4,088,025
Tribune Co.	109,776	3,321,822
Univision Communications Inc. Class A(1)	101,558	2,984,790
Washington Post Co. (The) Class B	2,549	1,949,985
Westwood One Inc.	35,159	573,092
Wiley (John) & Sons Inc. Class A	21,392	835,144
XM Satellite Radio Holdings Inc. Class A(1)(2)	97,684	2,664,820

		38,575,041
METAL FABRICATE & HARDWARE—0.26%
Precision Castparts Corp.	60,926	3,156,576
Timken Co. (The)	36,532	1,169,755

		4,326,331
MINING—0.69%
Freeport-McMoRan Copper & Gold Inc.(2)	82,804	4,454,855
Phelps Dodge Corp.	44,633	6,421,350
Southern Copper Corp.	11,934	799,339

		11,675,544
OFFICE & BUSINESS EQUIPMENT—0.65%
Pitney Bowes Inc.	106,008	4,478,838
Xerox Corp.(1)	441,414	6,466,715

		10,945,553
OFFICE FURNISHINGS—0.16%
Herman Miller Inc.(2)	32,399	913,328
HNI Corp.	25,343	1,392,091
Steelcase Inc. Class A(2)	29,518	467,270

		2,772,689
OIL & GAS—4.50%
Amerada Hess Corp.	35,992	4,564,505
Chesapeake Energy Corp.(2)	168,951	5,360,815
Denbury Resources Inc.(1)	52,273	1,190,779
Diamond Offshore Drilling Inc.(2)	26,935	1,873,599
ENSCO International Inc.	69,963	3,102,859
EOG Resources Inc.	110,223	8,087,062
Forest Oil Corp.(1)	24,321	1,108,308
Helmerich & Payne Inc.	23,568	1,459,095
Kerr-McGee Corp.	53,041	4,819,305
Murphy Oil Corp.	75,995	4,102,970
Newfield Exploration Co.(1)	58,290	2,918,580
Noble Energy Inc.	80,182	3,231,335
Patterson-UTI Energy Inc.	78,220	2,577,349
Pioneer Natural Resources Co.	59,171	3,033,697
Plains Exploration & Production Co.(1)	35,639	1,415,937
Pogo Producing Co.	28,086	1,398,964
Pride International Inc.(1)	72,771	2,237,708
Quicksilver Resources Inc.(1)	25,900	1,088,059
Range Resources Corp.(2)	59,651	1,571,207
Rowan Companies Inc.	49,850	1,776,654
Southwestern Energy Co.(1)	76,878	2,762,995
Sunoco Inc.	63,442	4,972,584
Tesoro Corp.	31,333	1,928,546
Unit Corp.(1)	21,117	1,162,069
Vintage Petroleum Inc.	24,816	1,323,437
XTO Energy Inc.	166,299	7,307,178

		76,375,596

OIL & GAS SERVICES—1.27%
BJ Services Co.	149,205	5,471,347
Cooper Cameron Corp.(1)	50,582	2,094,095
Dresser-Rand Group Inc.(1)	12,411	300,098
FMC Technologies Inc.(1)(2)	31,852	1,367,088
Grant Prideco Inc.(1)	57,306	2,528,341
National Oilwell Varco Inc.(1)	79,284	4,971,107
Smith International Inc.(2)	97,896	3,632,921
Tidewater Inc.	27,920	1,241,323

		21,606,320
PACKAGING & CONTAINERS—0.70%
Ball Corp.	47,900	1,902,588
Bemis Co. Inc.	49,341	1,375,134
Crown Holdings Inc.(1)	76,745	1,498,830
Owens-Illinois Inc.(1)	70,068	1,474,231
Packaging Corp. of America(2)	28,552	655,268
Pactiv Corp.(1)	68,710	1,511,620
Sealed Air Corp.(1)	38,626	2,169,622
Sonoco Products Co.	45,687	1,343,198

		11,930,491
PHARMACEUTICALS—2.87%
Allergan Inc.	60,139	6,492,606
American Pharmaceutical Partners Inc.(1)	9,589	371,957
AmerisourceBergen Corp.	96,107	3,978,830
Barr Pharmaceuticals Inc.(1)	47,644	2,967,745
Cephalon Inc.(1)	26,724	1,730,112
Endo Pharmaceuticals Holdings Inc.(1)	23,681	716,587
Express Scripts Inc.(1)	57,290	4,800,902
Forest Laboratories Inc.(1)	162,067	6,592,886
Hospira Inc.(1)	72,892	3,118,320
ImClone Systems Inc.(1)(2)	31,851	1,090,578
IVAX Corp.(1)	88,055	2,758,763
King Pharmaceuticals Inc.(1)	111,738	1,890,607
Kos Pharmaceuticals Inc.(1)	7,200	372,456
Mylan Laboratories Inc.	101,020	2,016,359
Omnicare Inc.	55,198	3,158,430
OSI Pharmaceuticals Inc.(1)	25,490	714,740
Sepracor Inc.(1)(2)	48,382	2,496,511
Valeant Pharmaceuticals International	42,901	775,650
VCA Antech Inc.(1)(2)	37,892	1,068,554
Watson Pharmaceuticals Inc.(1)	48,145	1,565,194

		48,677,787
PIPELINES—1.29%
Dynegy Inc. Class A(1)(2)	138,035	668,089
El Paso Corp.	297,131	3,613,113
Equitable Resources Inc.	56,088	2,057,869
Kinder Morgan Inc.	43,330	3,984,194
National Fuel Gas Co.	38,473	1,199,973
Questar Corp.	39,116	2,961,081
Western Gas Resources Inc.(2)	26,146	1,231,215
Williams Companies Inc.	262,985	6,093,362

		21,808,896
REAL ESTATE—0.29%
CB Richard Ellis Group Inc. Class A(1)	23,052	1,356,610
Forest City Enterprises Inc. Class A	30,374	1,152,086
St. Joe Co. (The)	35,053	2,356,263

		4,864,959

REAL ESTATE INVESTMENT TRUSTS—5.52%
AMB Property Corp.	38,702	1,902,977
American Financial Realty Trust	58,579	702,948
Annaly Mortgage Management Inc.	56,151	614,292
Apartment Investment & Management Co. Class A	44,003	1,666,394
Archstone-Smith Trust	97,706	4,092,904
Arden Realty Group Inc.	30,743	1,378,209
AvalonBay Communities Inc.	33,568	2,995,944
Boston Properties Inc.	51,053	3,784,559
BRE Properties Inc. Class A	23,408	1,064,596
Camden Property Trust	21,458	1,242,847
CarrAmerica Realty Corp.	26,928	932,517
CBL & Associates Properties Inc.	20,425	806,992
CenterPoint Properties Trust	22,675	1,121,959
Crescent Real Estate Equities Co.	35,739	708,347
Developers Diversified Realty Corp.	50,092	2,355,326
Duke Realty Corp.(2)	66,196	2,210,946
Equity Office Properties Trust(2)	187,772	5,695,125
Equity Residential(2)	132,067	5,166,461
Essex Property Trust Inc.	10,621	979,256
Federal Realty Investment Trust(2)	24,176	1,466,274
General Growth Properties Inc.	81,788	3,843,218
Global Signal Inc.	6,941	299,574
Health Care Property Investors Inc.	61,844	1,580,733
Health Care REIT Inc.(2)	26,540	899,706
Healthcare Realty Trust Inc.(2)	21,970	730,942
Hospitality Properties Trust	32,702	1,311,350
Host Marriott Corp.(2)	162,524	3,079,830
HRPT Properties Trust	94,630	979,421
iStar Financial Inc.	51,793	1,846,420
Kimco Realty Corp.	91,573	2,937,662
KKR Financial Corp.	16,848	404,184
Liberty Property Trust(2)	40,194	1,722,313
Macerich Co. (The)(2)	27,454	1,843,262
Mack-Cali Realty Corp.	28,346	1,224,547
Mills Corp.	25,829	1,083,268
New Century Financial Corp.(2)	22,490	811,214
New Plan Excel Realty Trust Inc.(2)	47,513	1,101,351
Pan Pacific Retail Properties Inc.	18,708	1,251,378
ProLogis	111,586	5,213,298
Public Storage Inc.	38,130	2,582,164
Realty Income Corp.(2)	38,544	833,321
Reckson Associates Realty Corp.(2)	37,587	1,352,380
Regency Centers Corp.	31,335	1,847,198
Shurgard Storage Centers Inc. Class A	21,483	1,218,301
SL Green Realty Corp.(2)	19,246	1,470,202
Thornburg Mortgage Inc.(2)	46,329	1,213,820
Trizec Properties Inc.	42,457	973,114
United Dominion Realty Trust Inc.(2)	63,052	1,477,939
Ventas Inc.	47,403	1,517,844
Vornado Realty Trust	55,301	4,615,974
Weingarten Realty Investors(2)	36,699	1,387,589

		93,542,390
RETAIL—5.85%
Abercrombie & Fitch Co. Class A	39,786	2,593,251
Advance Auto Parts Inc.(1)	49,375	2,145,838
American Eagle Outfitters Inc.	54,758	1,258,339
AnnTaylor Stores Corp.(1)	33,602	1,159,941
Applebee’s International Inc.	35,131	793,609
AutoNation Inc.(1)	81,878	1,779,209

AutoZone Inc.(1)	25,990	2,384,583
Barnes & Noble Inc.	22,124	944,031
Bebe Stores Inc.	8,638	121,191
Bed Bath & Beyond Inc.(1)	135,523	4,899,156
BJ’s Wholesale Club Inc.(1)	31,816	940,481
Borders Group Inc.	30,877	669,105
Brinker International Inc.	40,975	1,584,094
CarMax Inc.(1)(2)	48,058	1,330,245
CBRL Group Inc.	21,623	760,048
Cheesecake Factory (The)(1)(2)	35,952	1,344,245
Chico’s FAS Inc.(1)	82,931	3,643,159
Circuit City Stores Inc.	86,681	1,958,124
Claire’s Stores Inc.	40,718	1,189,780
Copart Inc.(1)	31,084	716,797
Darden Restaurants Inc.	72,251	2,809,119
Dick’s Sporting Goods Inc.(1)	16,000	531,840
Dillard’s Inc. Class A(2)	29,434	730,552
Dollar General Corp.	151,492	2,888,952
Dollar Tree Stores Inc.(1)	50,212	1,202,075
Family Dollar Stores Inc.(2)	71,486	1,772,138
Federated Department Stores Inc.	125,416	8,318,843
Foot Locker Inc.	71,989	1,698,221
Limited Brands Inc.	159,310	3,560,579
Men’s Wearhouse Inc. (The)(1)	22,217	654,068
Michaels Stores Inc.	62,842	2,222,722
MSC Industrial Direct Co. Inc. Class A	21,422	861,593
Nordstrom Inc.	101,129	3,782,225
Office Depot Inc.(1)	145,555	4,570,427
OfficeMax Inc.	32,560	825,722
O’Reilly Automotive Inc.(1)	46,033	1,473,516
Outback Steakhouse Inc.(2)	29,060	1,209,187
Panera Bread Co. Class A(1)	12,473	819,227
Penney (J.C.) Co. Inc.	95,247	5,295,733
PETsMART Inc.	66,162	1,697,717
RadioShack Corp.	61,977	1,303,376
Rite Aid Corp.(1)	240,935	838,454
Ross Stores Inc.	68,018	1,965,720
Saks Inc.(1)	57,206	964,493
Sonic Corp.(1)	27,798	820,041
Tiffany & Co.(2)	66,646	2,551,875
TJX Companies Inc.	221,497	5,145,375
Urban Outfitters Inc.(1)(2)	49,508	1,253,047
Wendy’s International Inc.	53,003	2,928,946
Williams-Sonoma Inc.(1)(2)	53,256	2,297,996

		99,209,005
SAVINGS & LOANS—0.86%
Astoria Financial Corp.(2)	45,091	1,325,675
Capitol Federal Financial(2)	10,136	333,880
Downey Financial Corp.	9,521	651,141
Hudson City Bancorp Inc.	275,537	3,339,508
Independence Community Bank Corp.	38,644	1,535,326
New York Community Bancorp Inc.(2)	122,260	2,019,735
People’s Bank	27,222	845,515
Sovereign Bancorp Inc.	168,109	3,634,517
Washington Federal Inc.(2)	39,940	918,221

		14,603,518
SEMICONDUCTORS—4.25%
Advanced Micro Devices Inc.(1)	181,968	5,568,221
Agere Systems Inc.(1)	83,215	1,073,474
Altera Corp.(1)	171,062	3,169,779
Analog Devices Inc.	170,459	6,114,364

Broadcom Corp. Class A(1)	127,476	6,010,493
Cree Inc.(1)(2)	34,654	874,667
Freescale Semiconductor Inc. Class B(1)	185,158	4,660,427
International Rectifier Corp.(1)(2)	32,550	1,038,345
Intersil Corp. Class A	70,383	1,751,129
KLA-Tencor Corp.	90,729	4,475,662
Lam Research Corp.(1)	63,436	2,263,396
Linear Technology Corp.	140,996	5,085,726
LSI Logic Corp.(1)	178,555	1,428,440
Maxim Integrated Products Inc.	151,107	5,476,118
MEMC Electronic Materials Inc.(1)	63,645	1,411,010
Microchip Technology Inc.(2)	95,980	3,085,757
Micron Technology Inc.(1)	268,422	3,572,697
National Semiconductor Corp.	160,885	4,179,792
Novellus Systems Inc.(1)	58,902	1,420,716
NVIDIA Corp.(1)	78,360	2,864,842
QLogic Corp.(1)	36,919	1,200,237
Teradyne Inc.(1)	90,498	1,318,556
Xilinx Inc.	160,632	4,049,533

		72,093,381
SOFTWARE—2.80%
Activision Inc.(1)	109,881	1,509,765
Autodesk Inc.	104,583	4,491,840
Avid Technology Inc.(1)	19,027	1,041,919
BEA Systems Inc.(1)	181,779	1,708,723
BMC Software Inc.(1)	102,229	2,094,672
Cerner Corp.(1)	13,766	1,251,467
Certegy Inc.	26,108	1,058,940
Citrix Systems Inc.(1)	78,100	2,247,718
Compuware Corp.(1)	178,335	1,599,665
Dun & Bradstreet Corp.(1)	31,355	2,099,531
Fair Isaac Corp.(2)	31,064	1,372,097
Fiserv Inc.(1)	88,175	3,815,332
Global Payments Inc.	30,196	1,407,436
Hyperion Solutions Corp.(1)	27,898	999,288
IMS Health Inc.	104,516	2,604,539
Intuit Inc.(1)	71,948	3,834,828
Mercury Interactive Corp.(1)	39,878	1,108,210
NAVTEQ Corp.(1)(2)	41,281	1,810,997
Novell Inc.(1)	174,485	1,540,703
Pixar Inc.(1)	24,693	1,301,815
Red Hat Inc.(1)(2)	81,547	2,221,340
Salesforce.com Inc.(1)(2)	31,485	1,009,094
SEI Investments Co.	29,228	1,081,436
Siebel Systems Inc.	238,338	2,521,616
Sybase Inc.(1)	41,312	903,080
Take-Two Interactive Software Inc.(1)(2)	32,545	576,047
Total System Services Inc.	17,322	342,802

		47,554,900
TELECOMMUNICATIONS—3.17%
ADC Telecommunications Inc.(1)	53,334	1,191,481
Alamosa Holdings Inc.(1)	61,260	1,140,049
American Tower Corp. Class A(1)	183,618	4,976,048
Andrew Corp.(1)	74,814	802,754
Avaya Inc.(1)(2)	219,620	2,343,345
CenturyTel Inc.(2)	60,444	2,004,323
Citizens Communications Co.	156,808	1,917,762
Comverse Technology Inc.(1)	91,866	2,442,717
Crown Castle International Corp.(1)	101,042	2,719,040
Harris Corp.	61,611	2,649,889
JDS Uniphase Corp.(1)	733,864	1,731,919

Lucent Technologies Inc.(1)(2)	2,041,165	5,429,499
MCI Inc.	129,770	2,560,362
Nextel Partners Inc. Class A(1)	70,214	1,961,779
NII Holdings Inc. Class B(1)(2)	57,233	2,499,937
NTL Inc.(1)(2)	34,317	2,336,301
PanAmSat Holding Corp.	23,161	567,445
Qwest Communications International Inc.(1)	695,344	3,928,694
Scientific-Atlanta Inc.	70,154	3,021,533
Telephone & Data Systems Inc.	50,025	1,802,401
Telewest Global Inc.(1)	113,044	2,692,708
Tellabs Inc.(1)	206,834	2,254,491
United States Cellular Corp.(1)	7,277	359,484
West Corp.(1)	9,436	397,727

		53,731,688
TEXTILES—0.28%
Cintas Corp.	64,769	2,667,187
Mohawk Industries Inc.(1)	24,040	2,090,999

		4,758,186
TOYS, GAMES & HOBBIES—0.29%
Hasbro Inc.	72,164	1,456,270
Marvel Entertainment Inc.(1)(2)	30,814	504,733
Mattel Inc.	189,813	3,002,842

		4,963,845
TRANSPORTATION—1.71%
Alexander & Baldwin Inc.	20,248	1,098,252
CH Robinson Worldwide Inc.	78,972	2,924,333
CNF Inc.	24,324	1,359,468
CSX Corp.	99,788	5,066,237
Expeditors International Washington Inc.	49,170	3,319,467
Hunt (J.B.) Transport Services Inc.	54,056	1,223,828
Laidlaw International Inc.	46,145	1,071,948
Landstar System Inc.	27,499	1,147,808
Norfolk Southern Corp.	186,243	8,349,272
Overseas Shipholding Group Inc.	13,499	680,215
Ryder System Inc.	29,744	1,220,099
Swift Transportation Co. Inc.(1)	19,814	402,224
Yellow Roadway Corp.(1)	26,649	1,188,812

		29,051,963
WATER—0.10%
Aqua America Inc.(2)	58,996	1,610,591

		1,610,591

TOTAL COMMON STOCKS
(Cost: $1,497,238,732)		1,693,110,915

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—9.41%

CERTIFICATES OF DEPOSIT(3)—0.44%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$416,662	416,662
Credit Suisse First Boston NY
4.03%, 01/04/06	416,662	416,662
First Tennessee Bank
4.18%, 01/26/06	129,165	129,158

Fortis Bank NY
3.83%-3.84%, 01/25/06	1,249,985	1,249,987
Toronto-Dominion Bank
3.94%, 07/10/06	416,662	416,662
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	3,583,291	3,583,275
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	1,249,985	1,249,992

		7,462,398
COMMERCIAL PAPER(3)—2.16%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	2,541,637	2,529,140
Bryant Park Funding LLC
3.92%, 02/22/06	212,639	211,481
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	1,791,646	1,785,363
CC USA Inc.
4.23%, 04/21/06	249,997	246,825
Charta LLC
4.25%, 01/26/06	624,993	623,296
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	2,544,345	2,541,314
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	3,066,631	3,056,441
Dorada Finance Inc.
3.76%, 01/26/06	83,332	83,132
Ebury Finance Ltd.
4.30%, 01/30/06	1,166,653	1,162,890
Edison Asset Securitization LLC
4.37%, 05/08/06	416,662	410,339
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	691,659	690,522
Ford Credit Floorplan Motown
4.05%, 01/06/06	1,666,647	1,666,085
Galaxy Funding Inc.
4.23%, 04/18/06	239,164	236,213
Gemini Securitization Corp.
4.25%, 01/30/06	416,662	415,334
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	4,079,027	4,076,072
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	708,325	707,727
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	1,249,985	1,240,759
HSBC PLC
3.88%, 02/03/06	249,997	249,162
Jupiter Securitization Corp.
4.23%, 01/24/06	291,663	290,944
Liberty Street Funding Corp.
4.23%, 01/04/06	333,329	333,290
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	1,033,321	1,032,052
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	874,990	873,122
Nordea North America Inc.
4.16%, 04/04/06	874,990	865,788
Prudential Funding LLC
4.27%, 01/17/06	1,666,647	1,663,879
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	833,324	829,251

Sedna Finance Inc.
3.92%, 02/21/06	208,331	207,219
Sigma Finance Inc.
4.16%, 04/06/06	499,994	494,621
Solitaire Funding Ltd.
4.24%, 01/23/06	2,044,393	2,039,577
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	223,481	223,454
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	2,655,985	2,655,354
Thunder Bay Funding Inc.
4.22%, 01/13/06	83,332	83,235
Ticonderoga Funding LLC
4.27%, 01/05/06	208,331	208,281
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	2,932,982	2,925,636

		36,657,798
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	416,662	416,662

		416,662
MEDIUM-TERM NOTES(3)—0.17%
Dorada Finance Inc.
3.93%, 07/07/06	258,330	258,317
K2 USA LLC
3.94%, 07/07/06	499,994	499,981
Marshall & Ilsley Bank
5.18%, 12/15/06	833,324	836,042
Toronto-Dominion Bank
3.81%, 06/20/06	1,041,654	1,041,701
US Bank N.A.
2.85%, 11/15/06	166,665	164,010

		2,800,051
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	2,561,133	2,561,133

		2,561,133
REPURCHASE AGREEMENTS(3)—1.03%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $4,168,641 and an effective yield of 4.37%.(6)	$4,166,618	4,166,618
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $333,489 and an effective yield of 4.32%.(6)	333,329	333,329
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $6,669,803 and an effective yield of 4.34%.(7)	6,666,588	6,666,588
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $6,252,933 and an effective yield of 4.33%.(7)	6,249,926	6,249,926

		17,416,461

TIME DEPOSITS(3)—0.40%
UBS AG
4.06%, 01/03/06	4,999,942	4,999,942
Wells Fargo Bank N.A.
4.00%, 01/03/06	1,726,488	1,726,488

		6,726,430
VARIABLE & FLOATING RATE NOTES(3)—5.04%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	2,929,132	2,929,848
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	3,208,296	3,208,281
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	1,374,984	1,374,983
American Express Credit Corp.
4.39%, 11/06/07	249,997	250,249
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	2,708,301	2,709,436
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	541,660	541,660
Bank of America N.A.
4.31%, 08/10/06	4,166,618	4,166,618
Bank of Ireland
4.34%, 12/20/06(8)	833,324	833,324
Bank of Nova Scotia
4.22%, 01/03/06	333,329	333,329
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	2,074,976	2,074,894
BMW US Capital LLC
4.34%, 12/15/06(8)	833,324	833,324
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	2,241,640	2,241,590
Commodore CDO Ltd.
4.56%, 06/13/06(8)	208,331	208,331
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	2,916,633	2,916,633
DEPFA Bank PLC
4.50%, 12/15/06	833,324	833,324
Descartes Funding Trust
4.37%, 11/15/06(8)	374,996	374,996
Dexia Credit Local
4.33%, 08/30/06	416,662	416,607
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	1,324,984	1,325,009
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	833,324	833,324
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	833,324	833,322
Fifth Third Bancorp.
4.35%, 11/22/06(8)	1,666,647	1,666,647
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	583,326	583,327
General Electric Capital Corp.
4.44%, 01/09/07	374,996	375,299
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	624,993	624,993
Hartford Life Global Funding Trusts
4.36%, 02/17/07	833,324	833,324
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	2,499,971	2,499,972
Holmes Financing PLC
4.33%, 12/15/06(8)	2,291,640	2,291,640

HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	708,325	708,489
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	2,416,638	2,416,544
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	873,723	873,723
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	2,833,300	2,833,393
Lothian Mortgages PLC
4.37%, 01/24/06(8)	416,662	416,662
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	1,291,651	1,291,784
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	2,491,637	2,492,982
Mound Financing PLC
4.30%, 11/08/06(8)	1,666,647	1,666,647
Natexis Banques Populaires
4.35%, 01/12/07(8)	624,993	624,993
National City Bank (Ohio)
4.26%, 01/06/06	416,662	416,661
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	3,083,297	3,083,404
Nordea Bank AB
4.34%, 12/11/06(8)	1,458,316	1,458,316
Nordea Bank PLC
4.23%, 10/02/06	499,994	499,907
Northern Rock PLC
4.32%, 11/03/06(8)	999,988	1,000,022
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	2,266,640	2,266,641
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	2,083,309	2,083,309
Principal Life Income Funding Trusts
4.29%, 05/10/06	624,993	625,002
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	1,249,985	1,249,846
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	708,325	708,322
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	1,758,313	1,758,292
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	833,324	833,324
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	1,291,651	1,291,595
Strips III LLC
4.43%, 07/24/06(8)(9)	224,760	224,760
SunTrust Bank
4.19%, 04/28/06	1,249,985	1,249,985
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	1,858,311	1,858,185
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	1,833,312	1,833,307
Unicredito Italiano SpA
4.43%, 06/14/06	1,083,321	1,083,150
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	833,324	833,324
US Bank N.A.
4.31%, 09/29/06	374,996	374,923
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	2,708,301	2,708,302
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	1,719,457	1,719,457

Wells Fargo & Co.
4.36%, 09/15/06(8)	416,662	416,690
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	916,656	916,595
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	1,708,313	1,708,300
Winston Funding Ltd.
4.26%, 01/23/06(8)	594,993	594,993
World Savings Bank
4.29%, 03/09/06	1,249,985	1,249,973

		85,486,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,527,019)		159,527,019

TOTAL INVESTMENTS IN SECURITIES—109.27%
(Cost: $1,656,765,751)		1,852,637,934
Other Assets, Less Liabilities—(9.27)%		(157,128,525)

NET ASSETS—100.00%		$1,695,509,409

NVS-Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.82%
Clear Channel Outdoor Holdings Inc. Class A(1)	17,173	$344,319
Donnelley (R.H.) Corp.(1)(2)	19,410	1,196,044
Getty Images Inc.(1)(2)	35,724	3,189,081
Harte-Hanks Inc.	41,564	1,096,874
Interpublic Group of Companies Inc.(1)(2)	270,339	2,608,771
Lamar Advertising Co.(1)(2)	51,276	2,365,875

		10,800,964
AEROSPACE & DEFENSE—1.14%
Alliant Techsystems Inc.(1)	19,430	1,479,983
Goodrich (B.F.) Co.	88,447	3,635,172
L-3 Communications Holdings Inc.	50,773	3,774,973
Rockwell Collins Inc.	130,749	6,075,906

		14,966,034
AGRICULTURE—0.20%
UST Inc.	63,935	2,610,466

		2,610,466
AIRLINES—0.70%
AMR Corp.(1)	131,805	2,930,025
JetBlue Airways Corp.(1)(2)	103,149	1,586,432
Southwest Airlines Co.	283,961	4,665,479

		9,181,936
APPAREL—0.98%
Coach Inc.(1)	276,745	9,226,678
Columbia Sportswear Co.(1)(2)	2,434	116,175
Polo Ralph Lauren Corp.	9,765	548,207
Quiksilver Inc.(1)(2)	86,670	1,199,513
Reebok International Ltd.	8,988	523,371
Timberland Co. Class A(1)	38,610	1,256,755

		12,870,699
AUTO MANUFACTURERS—0.87%
Navistar International Corp.(1)	45,530	1,303,069
Oshkosh Truck Corp.	53,394	2,380,838
PACCAR Inc.	111,245	7,701,491

		11,385,398
AUTO PARTS & EQUIPMENT—0.31%
Autoliv Inc.	10,135	460,332
BorgWarner Inc.	12,582	762,847
Goodyear Tire & Rubber Co. (The)(1)(2)	54,945	954,944
Johnson Controls Inc.	26,507	1,932,625

		4,110,748

BANKS—1.58%
Bank of Hawaii Corp.	4,518	232,858
Commerce Bancorp Inc.(2)	112,684	3,877,456
Cullen/Frost Bankers Inc.	2,854	153,203
East West Bancorp Inc.(2)	41,286	1,506,526
Investors Financial Services Corp.(2)	49,047	1,806,401
Mellon Financial Corp.	22,966	786,585
Northern Trust Corp.	81,143	4,204,830
Synovus Financial Corp.	228,312	6,166,707
TCF Financial Corp.(2)	71,406	1,937,959

		20,672,525
BEVERAGES—0.33%
Brown-Forman Corp. Class B(2)	38,005	2,634,507
Constellation Brands Inc.(1)	35,322	926,496
Pepsi Bottling Group Inc.	25,303	723,919

		4,284,922
BIOTECHNOLOGY—2.53%
Affymetrix Inc.(1)(2)	48,697	2,325,282
Biogen Idec Inc.(1)	114,075	5,171,020
Celgene Corp.(1)	122,433	7,933,658
Charles River Laboratories International Inc.(1)	24,596	1,042,133
Chiron Corp.(1)	74,317	3,304,134
Invitrogen Corp.(1)	17,771	1,184,259
MedImmune Inc.(1)	181,838	6,367,967
Millennium Pharmaceuticals Inc.(1)	113,446	1,100,426
Millipore Corp.(1)	36,659	2,420,960
Protein Design Labs Inc.(1)	82,771	2,352,352

		33,202,191
BUILDING MATERIALS—0.97%
American Standard Companies Inc.	137,378	5,488,251
Florida Rock Industries Inc.(2)	34,379	1,686,634
Martin Marietta Materials Inc.	28,437	2,181,687
Vulcan Materials Co.	49,676	3,365,549

		12,722,121
CHEMICALS—0.97%
Airgas Inc.	2,569	84,520
Cabot Corp.	3,292	117,854
Chemtura Corp.	62,499	793,737
Ecolab Inc.	134,406	4,874,906
International Flavors & Fragrances Inc.	69,115	2,315,352
Rohm & Haas Co.	8,634	418,058
Sherwin-Williams Co. (The)	85,147	3,867,377
Sigma-Aldrich Corp.	4,694	297,083

		12,768,887
COAL—1.10%
Arch Coal Inc.	16,381	1,302,289
CONSOL Energy Inc.	46,769	3,048,403
Massey Energy Co.	56,341	2,133,634
Peabody Energy Corp.	95,957	7,908,776

		14,393,102
COMMERCIAL SERVICES—5.08%
Alliance Data Systems Corp.(1)(2)	61,197	2,178,613
ARAMARK Corp. Class B	52,633	1,462,145
Block (H & R) Inc.	242,562	5,954,897
Career Education Corp.(1)	75,239	2,537,059
ChoicePoint Inc.(1)	66,202	2,946,651
Corporate Executive Board Co. (The)	30,358	2,723,113
Education Management Corp.(1)	54,568	1,828,574

Equifax Inc.	71,150	2,705,123
Hewitt Associates Inc. Class A(1)	15,927	446,115
Interactive Data Corp.	13,000	295,230
Iron Mountain Inc.(1)(2)	80,343	3,392,081
ITT Educational Services Inc.(1)	33,893	2,003,415
Laureate Education Inc.(1)(2)	32,789	1,721,750
Manpower Inc.	17,638	820,167
McKesson Corp.	86,972	4,486,885
Moody’s Corp.	184,826	11,352,013
Paychex Inc.	243,564	9,284,660
Pharmaceutical Product Development Inc.	35,475	2,197,676
Rent-A-Center Inc.(1)	34,872	657,686
Robert Half International Inc.	125,859	4,768,798
ServiceMaster Co. (The)	130,577	1,560,395
Weight Watchers International Inc.(1)(2)	28,324	1,400,055

		66,723,101
COMPUTERS—3.80%
Affiliated Computer Services Inc. Class A(1)	56,622	3,350,890
BISYS Group Inc. (The)(1)	37,875	530,629
CACI International Inc. Class A(1)	21,973	1,260,811
Cadence Design Systems Inc.(1)	93,518	1,582,325
Ceridian Corp.(1)	52,859	1,313,546
Cognizant Technology Solutions Corp.(1)	99,378	5,003,682
Diebold Inc.	47,587	1,808,306
DST Systems Inc.(1)	46,517	2,786,833
Electronic Data Systems Corp.	87,613	2,106,217
Lexmark International Inc.(1)	85,148	3,817,185
National Instruments Corp.	40,455	1,296,583
NCR Corp.(1)	34,028	1,154,910
Network Appliance Inc.(1)	268,689	7,254,603
Reynolds & Reynolds Co. (The) Class A	4,846	136,027
SanDisk Corp.(1)	100,768	6,330,246
SRA International Inc. Class A(1)	21,467	655,602
Sun Microsystems Inc.(1)	1,474,752	6,179,211
Synopsys Inc.(1)	17,708	355,222
Western Digital Corp.(1)(2)	156,240	2,907,626

		49,830,454
COSMETICS & PERSONAL CARE—0.31%
Alberto-Culver Co.	15,173	694,165
Estee Lauder Companies Inc. Class A(2)	99,940	3,345,991

		4,040,156
DISTRIBUTION & WHOLESALE—0.75%
CDW Corp.	45,611	2,625,825
Fastenal Co.	91,682	3,593,018
Grainger (W.W.) Inc.	10,422	741,004
Ingram Micro Inc. Class A(1)	47,352	943,725
SCP Pool Corp.(2)	38,556	1,435,054
Tech Data Corp.(1)	13,163	522,308

		9,860,934
DIVERSIFIED FINANCIAL SERVICES—3.27%
Affiliated Managers Group Inc.(1)	24,603	1,974,391
AmeriCredit Corp.(1)(2)	42,896	1,099,424
Ameritrade Holding Corp.(1)	66,855	1,604,520
BlackRock Inc.	14,522	1,575,347
CapitalSource Inc.	41,140	921,536
CBOT Holdings Inc. Class A(1)	503	47,161
Chicago Mercantile Exchange Holdings Inc.	25,138	9,237,964
Eaton Vance Corp.	97,762	2,674,768
Federated Investors Inc. Class B	56,566	2,095,205

First Marblehead Corp. (The)(2)	19,145	629,105
IndyMac Bancorp Inc.	24,117	941,045
Legg Mason Inc.	83,665	10,013,864
Nelnet Inc. Class A(1)	12,742	518,345
Nuveen Investments Inc. Class A	38,035	1,621,052
Rowe (T.) Price Group Inc.	95,556	6,882,899
Student Loan Corp.	2,947	616,601
Westcorp Inc.	7,088	472,132

		42,925,359
ELECTRIC—0.58%
AES Corp. (The)(1)	479,324	7,587,699

		7,587,699
ELECTRICAL COMPONENTS & EQUIPMENT—0.63%
American Power Conversion Corp.	122,337	2,691,414
AMETEK Inc.	51,132	2,175,155
Energizer Holdings Inc.(1)	39,348	1,959,137
Hubbell Inc. Class B	2,854	128,772
Molex Inc.	51,600	1,339,020

		8,293,498
ELECTRONICS—2.95%
Agilent Technologies Inc.(1)	304,563	10,138,902
Amphenol Corp. Class A	64,719	2,864,463
Avnet Inc.(1)	32,546	779,151
AVX Corp.(2)	8,491	122,950
Dolby Laboratories Inc. Class A(1)	20,269	345,586
Fisher Scientific International Inc.(1)	46,367	2,868,263
FLIR Systems Inc.(1)(2)	44,797	1,000,317
Gentex Corp.(2)	114,486	2,232,477
Jabil Circuit Inc.(1)	119,986	4,450,281
Mettler Toledo International Inc.(1)	24,119	1,331,369
PerkinElmer Inc.	49,744	1,171,969
Sanmina-SCI Corp.(1)	193,480	824,225
Solectron Corp.(1)	317,553	1,162,244
Symbol Technologies Inc.	151,535	1,942,679
Tektronix Inc.	14,945	421,598
Thermo Electron Corp.(1)	43,195	1,301,465
Thomas & Betts Corp.(1)	19,800	830,808
Trimble Navigation Ltd.(1)	38,735	1,374,705
Vishay Intertechnology Inc.(1)	35,785	492,402
Waters Corp.(1)	81,641	3,086,030

		38,741,884
ENGINEERING & CONSTRUCTION—0.55%
Fluor Corp.	63,550	4,909,873
Jacobs Engineering Group Inc.(1)(2)	33,716	2,288,305

		7,198,178
ENTERTAINMENT—1.14%
DreamWorks Animation SKG Inc. Class A(1)(2)	29,619	727,443
GTECH Holdings Corp.	91,798	2,913,669
International Game Technology Inc.	252,272	7,764,932
International Speedway Corp. Class A	2,905	139,149
Penn National Gaming Inc.(1)(2)	49,729	1,638,571
Regal Entertainment Group Class A(2)	32,150	611,493
Scientific Games Corp. Class A(1)	44,175	1,205,094

		15,000,351
ENVIRONMENTAL CONTROL—0.26%
Allied Waste Industries Inc.(1)(2)	49,006	428,312
Nalco Holding Co.(1)	61,001	1,080,328

Stericycle Inc.(1)(2)	32,446	1,910,420

		3,419,060
FOOD—1.30%
Campbell Soup Co.	85,059	2,532,206
Heinz (H.J.) Co.	137,718	4,643,851
McCormick & Co. Inc. NVS	67,106	2,074,918
Whole Foods Market Inc.	101,033	7,818,944

		17,069,919
HAND & MACHINE TOOLS—0.36%
Black & Decker Corp.	32,361	2,814,113
Stanley Works (The)	39,546	1,899,790

		4,713,903
HEALTH CARE-PRODUCTS—4.16%
Advanced Medical Optics Inc.(1)(2)	47,720	1,994,696
Bard (C.R.) Inc.	77,148	5,085,596
Bausch & Lomb Inc.	34,693	2,355,655
Beckman Coulter Inc.	45,398	2,583,146
Biomet Inc.	184,832	6,759,306
Cooper Companies Inc.	25,761	1,321,539
Cytyc Corp.(1)(2)	83,661	2,361,750
Dade Behring Holdings Inc.	64,977	2,656,910
DENTSPLY International Inc.	58,978	3,166,529
Edwards Lifesciences Corp.(1)	43,712	1,818,856
Gen-Probe Inc.(1)	37,082	1,809,231
Henry Schein Inc.(1)	63,662	2,778,210
Hillenbrand Industries Inc.	13,708	677,312
IDEXX Laboratories Inc.(1)(2)	23,929	1,722,409
INAMED Corp.(1)	26,530	2,326,150
Kinetic Concepts Inc.(1)	35,298	1,403,448
Patterson Companies Inc.(1)(2)	100,817	3,367,288
ResMed Inc.(1)(2)	51,251	1,963,426
Respironics Inc.(1)	52,549	1,947,991
TECHNE Corp.(1)	28,229	1,585,058
Varian Medical Systems Inc.(1)(2)	96,980	4,881,973

		54,566,479
HEALTH CARE-SERVICES—3.84%
AMERIGROUP Corp.(1)	37,599	731,677
Community Health Systems Inc.(1)	53,032	2,033,247
Covance Inc.(1)	46,259	2,245,874
Coventry Health Care Inc.(1)	118,199	6,732,615
DaVita Inc.(1)	73,443	3,719,154
Health Management Associates Inc. Class A	162,707	3,573,046
Health Net Inc.(1)	48,807	2,516,001
Humana Inc.(1)	89,444	4,859,493
Laboratory Corp. of America Holdings(1)(2)	98,796	5,320,165
LifePoint Hospitals Inc.(1)(2)	40,248	1,509,300
Lincare Holdings Inc.(1)	67,449	2,826,788
Manor Care Inc.(2)	57,809	2,299,064
Quest Diagnostics Inc.	117,756	6,062,064
Renal Care Group Inc.(1)	49,912	2,361,337
Sierra Health Services Inc.(1)(2)	15,118	1,208,835
Tenet Healthcare Corp.(1)	50,268	385,053
Triad Hospitals Inc.(1)	23,273	913,000
Universal Health Services Inc. Class B	23,452	1,096,146

		50,392,859
HOME BUILDERS—2.02%
Beazer Homes USA Inc.(2)	12,886	938,616
Centex Corp.	49,119	3,511,517

Horton (D.R.) Inc.	145,325	5,192,462
Hovnanian Enterprises Inc. Class A(1)	24,638	1,223,030
KB Home	49,334	3,584,608
Lennar Corp. Class A(2)	56,653	3,456,966
M.D.C. Holdings Inc.	14,718	912,222
NVR Inc.(1)	3,954	2,775,708
Ryland Group Inc.(2)	27,425	1,978,165
Standard Pacific Corp.	6,307	232,098
Toll Brothers Inc.(1)(2)	77,820	2,695,685

		26,501,077
HOME FURNISHINGS—0.40%
Harman International Industries Inc.	49,435	4,837,215
Tempur-Pedic International Inc.(1)	31,565	362,997

		5,200,212
HOUSEHOLD PRODUCTS & WARES—1.09%
ACCO Brands Corp.(1)	29,625	725,813
Avery Dennison Corp.	55,291	3,055,934
Church & Dwight Co. Inc.	46,618	1,539,793
Fortune Brands Inc.	106,733	8,327,309
Scotts Miracle-Gro Co. (The) Class A	5,068	229,276
Spectrum Brands Inc.(1)(2)	19,501	396,065

		14,274,190
HOUSEWARES—0.17%
Newell Rubbermaid Inc.	36,139	859,385
Toro Co.(2)	31,749	1,389,654

		2,249,039
INSURANCE—0.85%
Ambac Financial Group Inc.	17,555	1,352,788
Berkley (W.R.) Corp.	14,735	701,681
Brown & Brown Inc.	80,303	2,452,454
Erie Indemnity Co. Class A	6,226	331,223
Gallagher (Arthur J.) & Co.(2)	56,255	1,737,154
Hanover Insurance Group Inc. (The)	2,781	116,162
HCC Insurance Holdings Inc.	39,659	1,177,079
Markel Corp.(1)	3,166	1,003,780
MBIA Inc.	6,167	371,007
Philadelphia Consolidated Holding Corp.(1)(2)	10,512	1,016,405
Transatlantic Holdings Inc.	1,367	91,862
Unitrin Inc.	17,147	772,472

		11,124,067
INTERNET—1.36%
Akamai Technologies Inc.(1)(2)	99,178	1,976,618
CheckFree Corp.(1)(2)	51,452	2,361,647
Emdeon Corp.(1)(2)	163,313	1,381,628
F5 Networks Inc.(1)(2)	27,592	1,577,986
McAfee Inc.(1)(2)	119,414	3,239,702
Monster Worldwide Inc.(1)(2)	75,753	3,092,237
VeriSign Inc.(1)	194,151	4,255,790

		17,885,608
IRON & STEEL—0.19%
Allegheny Technologies Inc.	70,859	2,556,593

		2,556,593
LEISURE TIME—0.28%
Brunswick Corp.	53,132	2,160,347
Polaris Industries Inc.	31,238	1,568,148

		3,728,495

LODGING—2.29%
Boyd Gaming Corp.	31,015	1,478,175
Choice Hotels International Inc.	22,419	936,217
Harrah’s Entertainment Inc.	83,667	5,964,620
Hilton Hotels Corp.	280,237	6,756,514
Las Vegas Sands Corp.(1)(2)	17,401	686,817
MGM Mirage(1)(2)	88,623	3,249,805
Starwood Hotels & Resorts Worldwide Inc.	97,543	6,229,096
Station Casinos Inc.	40,851	2,769,698
Wynn Resorts Ltd.(1)(2)	35,034	1,921,615

		29,992,557
MACHINERY—1.42%
Cummins Inc.	19,036	1,708,100
Graco Inc.	50,768	1,852,017
IDEX Corp.	29,948	1,231,162
Joy Global Inc.	88,355	3,534,200
Rockwell Automation Inc.	134,999	7,986,541
Zebra Technologies Corp. Class A(1)(2)	52,821	2,263,380

		18,575,400
MANUFACTURING—2.12%
Brink’s Co. (The)	30,702	1,470,933
Carlisle Companies Inc.(2)	11,837	818,529
Donaldson Co. Inc.	54,561	1,735,040
Dover Corp.	100,154	4,055,235
Eaton Corp.	31,087	2,085,627
Harsco Corp.	26,789	1,808,525
ITT Industries Inc.	62,041	6,379,056
Leggett & Platt Inc.	38,423	882,192
Pall Corp.	7,917	212,651
Parker Hannifin Corp.	38,292	2,525,740
Pentair Inc.	62,821	2,168,581
Roper Industries Inc.	53,713	2,122,201
Textron Inc.	20,390	1,569,622

		27,833,932
MEDIA—2.88%
Cablevision Systems Corp.(1)(2)	146,636	3,441,547
CKX Inc.(1)	15,944	207,272
Dex Media Inc.	110,379	2,990,167
Dow Jones & Co. Inc.	38,740	1,374,883
EchoStar Communications Corp.(1)	168,886	4,588,633
Liberty Global Inc. Class A(1)	147,396	3,316,410
Meredith Corp.	31,315	1,639,027
Scripps (E.W.) Co. Class A	59,827	2,872,893
Sirius Satellite Radio Inc.(1)(2)	971,511	6,509,124
Univision Communications Inc. Class A(1)	81,285	2,388,966
Washington Post Co. (The) Class B	3,522	2,694,330
Westwood One Inc.	10,061	163,994
Wiley (John) & Sons Inc. Class A	34,112	1,331,732
XM Satellite Radio Holdings Inc. Class A(1)(2)	155,463	4,241,031

		37,760,009
METAL FABRICATE & HARDWARE—0.20%
Precision Castparts Corp.	32,669	1,692,581
Timken Co. (The)	29,267	937,129

		2,629,710
MINING—1.05%
Freeport-McMoRan Copper & Gold Inc.	131,856	7,093,853
Phelps Dodge Corp.	38,040	5,472,815

Southern Copper Corp.	19,031	1,274,696

		13,841,364
OFFICE & BUSINESS EQUIPMENT—0.29%
Pitney Bowes Inc.	88,651	3,745,505

		3,745,505
OFFICE FURNISHINGS—0.31%
Herman Miller Inc.	51,663	1,456,380
HNI Corp.	40,406	2,219,502
Steelcase Inc. Class A	21,346	337,907

		4,013,789
OIL & GAS—5.86%
Chesapeake Energy Corp.	103,348	3,279,232
Denbury Resources Inc.(1)	83,353	1,898,781
Diamond Offshore Drilling Inc.(2)	42,932	2,986,350
ENSCO International Inc.	79,598	3,530,171
EOG Resources Inc.	175,566	12,881,277
Helmerich & Payne Inc.	24,669	1,527,258
Murphy Oil Corp.	120,999	6,532,736
Newfield Exploration Co.(1)	67,425	3,375,970
Noble Energy Inc.	16,096	648,669
Patterson-UTI Energy Inc.	124,476	4,101,484
Pioneer Natural Resources Co.	5,200	266,604
Plains Exploration & Production Co.(1)	56,784	2,256,028
Pride International Inc.(1)	62,092	1,909,329
Quicksilver Resources Inc.(1)	41,304	1,735,181
Range Resources Corp.(2)	95,088	2,504,618
Rowan Companies Inc.	46,746	1,666,027
Southwestern Energy Co.(1)	122,357	4,397,511
Sunoco Inc.	79,315	6,216,710
Tesoro Corp.	28,123	1,730,971
Unit Corp.(1)	31,956	1,758,539
XTO Energy Inc.	264,864	11,638,124

		76,841,570
OIL & GAS SERVICES—2.22%
BJ Services Co.	237,638	8,714,185
Cooper Cameron Corp.(1)	65,650	2,717,910
Dresser-Rand Group Inc.(1)	16,821	406,732
FMC Technologies Inc.(1)(2)	50,779	2,179,435
Grant Prideco Inc.(1)	91,346	4,030,186
National Oilwell Varco Inc.(1)	73,499	4,608,387
Smith International Inc.	155,851	5,783,631
Tidewater Inc.	16,230	721,586

		29,162,052
PACKAGING & CONTAINERS—0.33%
Ball Corp.	10,876	431,995
Crown Holdings Inc.(1)	121,872	2,380,160
Pactiv Corp.(1)	11,980	263,560
Sealed Air Corp.(1)	21,443	1,204,453

		4,280,168
PHARMACEUTICALS—4.37%
Allergan Inc.	95,714	10,333,283
American Pharmaceutical Partners Inc.(1)	15,120	586,505
Barr Pharmaceuticals Inc.(1)	75,776	4,720,087
Cephalon Inc.(1)(2)	42,605	2,758,248
Endo Pharmaceuticals Holdings Inc.(1)	37,569	1,136,838
Express Scripts Inc.(1)	91,233	7,645,325
Forest Laboratories Inc.(1)	257,853	10,489,460

Hospira Inc.(1)	56,124	2,400,985
ImClone Systems Inc.(1)(2)	50,776	1,738,570
IVAX Corp.(1)	139,879	4,382,409
Kos Pharmaceuticals Inc.(1)	11,367	588,015
Mylan Laboratories Inc.	45,680	911,773
Omnicare Inc.	27,530	1,575,267
OSI Pharmaceuticals Inc.(1)	40,672	1,140,443
Sepracor Inc.(1)(2)	76,869	3,966,440
Valeant Pharmaceuticals International	68,024	1,229,874
VCA Antech Inc.(1)(2)	60,407	1,703,477

		57,306,999
PIPELINES—1.35%
Equitable Resources Inc.	80,548	2,955,306
Kinder Morgan Inc.	65,196	5,994,772
Questar Corp.	14,894	1,127,476
Western Gas Resources Inc.(2)	38,733	1,823,937
Williams Companies Inc.	248,847	5,765,785

		17,667,276
REAL ESTATE—0.59%
CB Richard Ellis Group Inc. Class A(1)	36,727	2,161,384
Forest City Enterprises Inc. Class A	48,431	1,836,988
St. Joe Co. (The)(2)	55,773	3,749,061

		7,747,433
REAL ESTATE INVESTMENT TRUSTS—1.18%
CenterPoint Properties Trust	3,603	178,276
Federal Realty Investment Trust	14,856	901,016
General Growth Properties Inc.	64,841	3,046,879
Global Signal Inc.	11,034	476,227
KKR Financial Corp.	3,427	82,214
Macerich Co. (The)(2)	13,119	880,810
Mills Corp.	41,186	1,727,341
New Century Financial Corp.(2)	17,978	648,466
ProLogis	15,491	723,739
Public Storage Inc.(2)	47,618	3,224,691
SL Green Realty Corp.(2)	2,772	211,753
United Dominion Realty Trust Inc.	42,099	986,801
Ventas Inc.(2)	75,540	2,418,791

		15,507,004
RETAIL—8.33%
Abercrombie & Fitch Co. Class A	63,285	4,124,916
Advance Auto Parts Inc.(1)	78,694	3,420,041
American Eagle Outfitters Inc.	87,306	2,006,292
AnnTaylor Stores Corp.(1)	25,151	868,213
Applebee’s International Inc.	56,019	1,265,469
AutoZone Inc.(1)	41,438	3,801,936
Barnes & Noble Inc.	9,444	402,975
Bebe Stores Inc.	13,906	195,101
Bed Bath & Beyond Inc.(1)	215,825	7,802,074
Brinker International Inc.	65,120	2,517,539
CarMax Inc.(1)(2)	76,626	2,121,008
CBRL Group Inc.	16,560	582,084
Cheesecake Factory (The)(1)(2)	57,318	2,143,120
Chico’s FAS Inc.(1)	132,029	5,800,034
Circuit City Stores Inc.	58,738	1,326,891
Claire’s Stores Inc.	59,666	1,743,441
Copart Inc.(1)	49,339	1,137,757
Darden Restaurants Inc.	114,952	4,469,334
Dick’s Sporting Goods Inc.(1)	25,467	846,523
Dollar General Corp.	241,116	4,598,082

Dollar Tree Stores Inc.(1)	54,939	1,315,240
Family Dollar Stores Inc.	87,402	2,166,696
Foot Locker Inc.	59,935	1,413,867
Limited Brands Inc.	253,624	5,668,496
Men’s Wearhouse Inc. (The)(1)	35,447	1,043,560
Michaels Stores Inc.	100,203	3,544,180
MSC Industrial Direct Co. Inc. Class A	34,156	1,373,754
Nordstrom Inc.	161,219	6,029,591
O’Reilly Automotive Inc.(1)	73,358	2,348,190
Outback Steakhouse Inc.(2)	43,181	1,796,761
Panera Bread Co. Class A(1)	19,827	1,302,237
Penney (J.C.) Co. Inc.	51,728	2,876,077
PETsMART Inc.	105,462	2,706,155
RadioShack Corp.	98,781	2,077,364
Ross Stores Inc.	108,407	3,132,962
Saks Inc.(1)	12,756	215,066
Sonic Corp.(1)(2)	44,330	1,307,735
Tiffany & Co.	42,326	1,620,663
TJX Companies Inc.	352,753	8,194,452
Urban Outfitters Inc.(1)(2)	78,923	1,997,541
Wendy’s International Inc.	43,536	2,405,799
Williams-Sonoma Inc.(1)(2)	84,732	3,656,186

		109,365,402
SAVINGS & LOANS—0.51%
Hudson City Bancorp Inc.	438,623	5,316,111
People’s Bank	43,404	1,348,128

		6,664,239
SEMICONDUCTORS—7.34%
Advanced Micro Devices Inc.(1)	152,185	4,656,861
Agere Systems Inc.(1)	132,662	1,711,340
Altera Corp.(1)	272,723	5,053,557
Analog Devices Inc.	271,518	9,739,351
Broadcom Corp. Class A(1)	203,046	9,573,619
Cree Inc.(1)(2)	55,210	1,393,500
Freescale Semiconductor Inc. Class B(1)	36,614	921,574
International Rectifier Corp.(1)(2)	40,759	1,300,212
Intersil Corp. Class A	53,765	1,337,673
KLA-Tencor Corp.	144,475	7,126,952
Lam Research Corp.(1)	101,092	3,606,963
Linear Technology Corp.	224,548	8,099,446
LSI Logic Corp.(1)	105,314	842,512
Maxim Integrated Products Inc.	240,672	8,721,953
MEMC Electronic Materials Inc.(1)	101,445	2,249,036
Microchip Technology Inc.	153,021	4,919,625
Micron Technology Inc.(1)	214,508	2,855,101
National Semiconductor Corp.	256,173	6,655,375
Novellus Systems Inc.(1)	46,544	1,122,641
NVIDIA Corp.(1)	124,721	4,559,800
QLogic Corp.(1)	58,987	1,917,667
Teradyne Inc.(1)	100,063	1,457,918
Xilinx Inc.	255,761	6,447,735

		96,270,411
SOFTWARE—4.70%
Activision Inc.(1)	175,202	2,407,275
Autodesk Inc.	166,885	7,167,711
Avid Technology Inc.(1)	28,703	1,571,776
BEA Systems Inc.(1)	20,024	188,226
BMC Software Inc.(1)	70,895	1,452,639
Cerner Corp.(1)	21,944	1,994,929
Certegy Inc.	41,621	1,688,148

Citrix Systems Inc.(1)	124,195	3,574,332
Compuware Corp.(1)	127,432	1,143,065
Dun & Bradstreet Corp.(1)	49,978	3,346,527
Fair Isaac Corp.(2)	37,394	1,651,693
Fiserv Inc.(1)	140,384	6,074,416
Global Payments Inc.	48,140	2,243,805
Hyperion Solutions Corp.(1)	44,479	1,593,220
IMS Health Inc.	166,263	4,143,274
Intuit Inc.(1)	114,549	6,105,462
Mercury Interactive Corp.(1)(2)	63,592	1,767,222
NAVTEQ Corp.(1)(2)	65,798	2,886,558
Pixar Inc.(1)	39,356	2,074,848
Red Hat Inc.(1)(2)	129,675	3,532,347
Salesforce.com Inc.(1)(2)	50,201	1,608,942
SEI Investments Co.	46,568	1,723,016
Siebel Systems Inc.	45,153	477,719
Take-Two Interactive Software Inc.(1)(2)	44,302	784,145
Total System Services Inc.	27,323	540,722

		61,742,017
TELECOMMUNICATIONS—2.76%
Alamosa Holdings Inc.(1)	97,684	1,817,899
American Tower Corp. Class A(1)	274,288	7,433,205
Andrew Corp.(1)	30,397	326,160
Avaya Inc.(1)(2)	248,574	2,652,285
Comverse Technology Inc.(1)	130,884	3,480,206
Crown Castle International Corp.(1)	104,182	2,803,538
Harris Corp.	82,126	3,532,239
JDS Uniphase Corp.(1)	587,571	1,386,668
Nextel Partners Inc. Class A(1)	111,912	3,126,821
NII Holdings Inc. Class B(1)	91,255	3,986,018
PanAmSat Holding Corp.	15,395	377,178
Scientific-Atlanta Inc.	95,304	4,104,743
Telephone & Data Systems Inc.	9,508	342,573
United States Cellular Corp.(1)	3,730	184,262
West Corp.(1)	15,031	633,557

		36,187,352
TEXTILES—0.38%
Cintas Corp.	103,074	4,244,587
Mohawk Industries Inc.(1)	8,874	771,861

		5,016,448
TOYS, GAMES & HOBBIES—0.10%
Marvel Entertainment Inc.(1)(2)	49,023	802,997
Mattel Inc.	33,813	534,922

		1,337,919
TRANSPORTATION—1.43%
CH Robinson Worldwide Inc.	125,695	4,654,486
CNF Inc.	38,636	2,159,366
Expeditors International Washington Inc.	78,270	5,284,008
Hunt (J.B.) Transport Services Inc.(2)	86,132	1,950,028
Landstar System Inc.	43,848	1,830,216
Norfolk Southern Corp.	43,609	1,954,991
Ryder System Inc.	17,239	707,144
Swift Transportation Co. Inc.(1)	14,540	295,162

		18,835,401
WATER—0.02%
Aqua America Inc.(2)	9,883	269,806

		269,806

TOTAL COMMON STOCKS
(Cost: $1,160,286,203)		1,310,446,871

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—9.02%

CERTIFICATES OF DEPOSIT(3)—0.42%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$309,996	309,996
Credit Suisse First Boston NY
4.03%, 01/04/06	309,996	309,996
First Tennessee Bank
4.18%, 01/26/06	96,099	96,094
Fortis Bank NY
3.83%-3.84%, 01/25/06	929,987	929,987
Toronto-Dominion Bank
3.94%, 07/10/06	309,996	309,996
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	2,665,961	2,665,956
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	929,987	929,992

		5,552,017
COMMERCIAL PAPER(3)—2.08%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	1,890,973	1,881,675
Bryant Park Funding LLC
3.92%, 02/22/06	158,203	157,342
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	1,332,981	1,328,306
CC USA Inc.
4.23%, 04/21/06	185,997	183,637
Charta LLC
4.25%, 01/26/06	464,993	463,731
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	1,892,988	1,890,733
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	2,281,567	2,273,985
Dorada Finance Inc.
3.76%, 01/26/06	61,999	61,850
Ebury Finance Ltd.
4.30%, 01/30/06	867,987	865,188
Edison Asset Securitization LLC
4.37%, 05/08/06	309,996	305,292
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	514,593	513,747
Ford Credit Floorplan Motown
4.05%, 01/06/06	1,239,982	1,239,564
Galaxy Funding Inc.
4.23%, 04/18/06	177,937	175,742
Gemini Securitization Corp.
4.25%, 01/30/06	309,996	309,007
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	3,034,788	3,032,590
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	526,992	526,548
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	929,987	923,122

HSBC PLC
3.88%, 02/03/06	185,997	185,376
Jupiter Securitization Corp.
4.23%, 01/24/06	216,997	216,461
Liberty Street Funding Corp.
4.23%, 01/04/06	247,996	247,967
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	768,789	767,845
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	650,991	649,601
Nordea North America Inc.
4.16%, 04/04/06	650,991	644,145
Prudential Funding LLC
4.27%, 01/17/06	1,239,982	1,237,923
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	619,991	616,961
Sedna Finance Inc.
3.92%, 02/21/06	154,998	154,171
Sigma Finance Inc.
4.16%, 04/06/06	371,995	367,997
Solitaire Funding Ltd.
4.24%, 01/23/06	1,521,024	1,517,441
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	166,269	166,250
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	1,976,048	1,975,578
Thunder Bay Funding Inc.
4.22%, 01/13/06	61,999	61,926
Ticonderoga Funding LLC
4.27%, 01/05/06	154,998	154,961
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	2,182,133	2,176,668

		27,273,330
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	309,996	309,996

		309,996
MEDIUM-TERM NOTES(3)—0.16%
Dorada Finance Inc.
3.93%, 07/07/06	192,197	192,187
K2 USA LLC
3.94%, 07/07/06	371,995	371,985
Marshall & Ilsley Bank
5.18%, 12/15/06	619,991	622,014
Toronto-Dominion Bank
3.81%, 06/20/06	774,989	775,024
US Bank N.A.
2.85%, 11/15/06	123,998	122,023

		2,083,233
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	1,627,755	1,627,755

		1,627,755

REPURCHASE AGREEMENTS(3)—0.99%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $3,101,460 and an effective yield of 4.37%.(6)	$3,099,955	3,099,955
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $248,115 and an effective yield of 4.32%.(6)	247,996	247,996
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $4,962,320 and an effective yield of 4.34%.(7)	4,959,928	4,959,928
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $4,652,170 and an effective yield of 4.33%.(7)	4,649,933	4,649,933

		12,957,812
TIME DEPOSITS(3)—0.38%
UBS AG
4.06%, 01/03/06	3,719,946	3,719,946
Wells Fargo Bank N.A.
4.00%, 01/03/06	1,284,504	1,284,504

		5,004,450
VARIABLE & FLOATING RATE NOTES(3)—4.85%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	2,179,268	2,179,801
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	2,386,966	2,386,954
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	1,022,985	1,022,985
American Express Credit Corp.
4.39%, 11/06/07	185,997	186,185
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	2,014,971	2,015,815
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	402,994	402,994
Bank of America N.A.
4.31%, 08/10/06	3,099,955	3,099,955
Bank of Ireland
4.34%, 12/20/06(8)	619,991	619,991
Bank of Nova Scotia
4.22%, 01/03/06	247,996	247,996
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	1,543,778	1,543,716
BMW US Capital LLC
4.34%, 12/15/06(8)	619,991	619,991
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	1,667,776	1,667,738
Commodore CDO Ltd.
4.56%, 06/13/06(8)	154,998	154,998
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	2,169,969	2,169,969
DEPFA Bank PLC
4.50%, 12/15/06	619,991	619,991
Descartes Funding Trust
4.37%, 11/15/06(8)	278,996	278,996
Dexia Credit Local
4.33%, 08/30/06	309,996	309,955
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	985,786	985,804

Eli Lilly Services Inc.
4.26%, 09/01/06(8)	619,991	619,991
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	619,991	619,990
Fifth Third Bancorp.
4.35%, 11/22/06(8)	1,239,982	1,239,982
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	433,994	433,993
General Electric Capital Corp.
4.44%, 01/09/07	278,996	279,221
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	464,993	464,994
Hartford Life Global Funding Trusts
4.36%, 02/17/07	619,991	619,991
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	1,859,973	1,859,973
Holmes Financing PLC
4.33%, 12/15/06(8)	1,704,975	1,704,975
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	526,992	527,114
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	1,797,974	1,797,905
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	650,048	650,048
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	2,107,970	2,108,038
Lothian Mortgages PLC
4.37%, 01/24/06(8)	309,996	309,996
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	960,986	961,084
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	1,853,773	1,854,774
Mound Financing PLC
4.30%, 11/08/06(8)	1,239,982	1,239,982
Natexis Banques Populaires
4.35%, 01/12/07(8)	464,993	464,993
National City Bank (Ohio)
4.26%, 01/06/06	309,996	309,995
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	2,293,967	2,294,047
Nordea Bank AB
4.34%, 12/11/06(8)	1,084,984	1,084,984
Nordea Bank PLC
4.23%, 10/02/06	371,995	371,930
Northern Rock PLC
4.32%, 11/03/06(8)	743,989	744,015
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	1,686,376	1,686,375
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	1,549,978	1,549,978
Principal Life Income Funding Trusts
4.29%, 05/10/06	464,993	465,000
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	929,987	929,883
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	526,992	526,990
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	1,308,181	1,308,166
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	619,991	619,991
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	960,986	960,945
Strips III LLC
4.43%, 07/24/06(8)(9)	167,221	167,221

SunTrust Bank
4.19%, 04/28/06	929,987	929,987
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	1,382,580	1,382,485
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	1,363,980	1,363,977
Unicredito Italiano SpA
4.43%, 06/14/06	805,988	805,862
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	619,991	619,991
US Bank N.A.
4.31%, 09/29/06	278,996	278,942
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	2,014,971	2,014,971
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	1,279,273	1,279,272
Wells Fargo & Co.
4.36%, 09/15/06(8)	309,996	310,016
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	681,990	681,945
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	1,270,982	1,270,972
Winston Funding Ltd.
4.26%, 01/23/06(8)	442,674	442,674
World Savings Bank
4.29%, 03/09/06	929,987	929,977

		63,601,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,410,062)		118,410,062

TOTAL INVESTMENTS IN SECURITIES—108.89%
(Cost: $1,278,696,265)		1,428,856,933
Other Assets, Less Liabilities—(8.89)%		(116,684,282)

NET ASSETS—100.00%		$1,312,172,651

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.07%
Clear Channel Outdoor Holdings Inc. Class A(1)	12,442	$249,462
Interpublic Group of Companies Inc.(1)	58,108	560,742
Lamar Advertising Co.(1)	15,013	692,700

		1,502,904
AEROSPACE & DEFENSE—0.24%
Alliant Techsystems Inc.(1)	11,129	847,696
L-3 Communications Holdings Inc.	52,628	3,912,892

		4,760,588
AGRICULTURE—1.61%
Archer-Daniels-Midland Co.	698,037	17,213,592
Loews Corp.-Carolina Group	72,318	3,181,269
Reynolds American Inc.	90,895	8,665,020
UST Inc.	83,160	3,395,423

		32,455,304
AIRLINES—0.35%
Southwest Airlines Co.	423,088	6,951,336

		6,951,336
APPAREL—0.92%
Columbia Sportswear Co.(1)(2)	12,494	596,339
Jones Apparel Group Inc.	128,283	3,940,854
Liz Claiborne Inc.(2)	116,259	4,164,397
Polo Ralph Lauren Corp.	44,597	2,503,676
Reebok International Ltd.	38,523	2,243,194
VF Corp.	92,764	5,133,560

		18,582,020
AUTO MANUFACTURERS—0.08%
PACCAR Inc.	23,674	1,638,951

		1,638,951
AUTO PARTS & EQUIPMENT—1.19%
Autoliv Inc.	74,309	3,375,115
BorgWarner Inc.	41,879	2,539,124
Dana Corp.	159,862	1,147,809
Goodyear Tire & Rubber Co. (The)(1)(2)	84,851	1,474,710
Johnson Controls Inc.	165,808	12,089,061
Lear Corp.(2)	71,369	2,031,162
TRW Automotive Holdings Corp.(1)	45,716	1,204,617

		23,861,598
BANKS—8.70%
AmSouth Bancorp	375,321	9,837,163
Associated Bancorp(2)	145,335	4,730,654
Bank of Hawaii Corp.	49,164	2,533,913

BOK Financial Corp.	24,198	1,099,315
City National Corp.	43,973	3,185,404
Colonial BancGroup Inc. (The)	165,200	3,935,064
Comerica Inc.	179,492	10,187,966
Commerce Bancorp Inc.(2)	21,495	739,643
Commerce Bancshares Inc.(2)	67,003	3,492,196
Compass Bancshares Inc.(2)	131,789	6,364,091
Cullen/Frost Bankers Inc.	51,013	2,738,378
First Horizon National Corp.(2)	132,006	5,074,311
FirstMerit Corp.(2)	88,944	2,304,539
Fulton Financial Corp.(2)	168,903	2,972,693
Huntington Bancshares Inc.	247,025	5,866,844
International Bancshares Corp.	48,801	1,432,797
KeyCorp	433,477	14,274,398
M&T Bank Corp.	81,227	8,857,804
Marshall & Ilsley Corp.	243,457	10,478,389
Mellon Financial Corp.	416,694	14,271,769
Mercantile Bankshares Corp.	84,536	4,771,212
North Fork Bancorp Inc.	507,831	13,894,256
Northern Trust Corp.	91,655	4,749,562
Popular Inc.(2)	294,890	6,236,923
Sky Financial Group Inc.(2)	101,950	2,836,249
South Financial Group Inc. (The)	76,484	2,106,369
TCF Financial Corp.(2)	40,457	1,098,003
TD Banknorth Inc.(2)	82,016	2,382,565
UnionBanCal Corp.	60,176	4,135,295
Valley National Bancorp(2)	115,391	2,780,923
Webster Financial Corp.(2)	57,193	2,682,352
Whitney Holding Corp.	66,921	1,844,343
Wilmington Trust Corp.	71,827	2,794,789
Zions Bancorporation	110,442	8,344,998

		175,035,170
BEVERAGES—0.93%
Brown-Forman Corp. Class B(2)	4,551	315,475
Coca-Cola Enterprises Inc.	320,676	6,147,359
Constellation Brands Inc.(1)	152,546	4,001,282
Molson Coors Brewing Co. Class B	49,869	3,340,724
Pepsi Bottling Group Inc.	111,629	3,193,706
PepsiAmericas Inc.	72,402	1,684,071

		18,682,617
BIOTECHNOLOGY—0.72%
Biogen Idec Inc.(1)	201,186	9,119,761
Charles River Laboratories International Inc.(1)	40,702	1,724,544
Chiron Corp.(1)	7,127	316,866
Invitrogen Corp.(1)	26,393	1,758,830
Millennium Pharmaceuticals Inc.(1)	162,973	1,580,838

		14,500,839
BUILDING MATERIALS—0.38%
Lafarge North America Inc.	36,339	1,999,372
Martin Marietta Materials Inc.	8,405	644,832
USG Corp.(1)(2)	39,186	2,547,090
Vulcan Materials Co.	36,605	2,479,989

		7,671,283
CHEMICALS—3.18%
Airgas Inc.	62,806	2,066,317
Albemarle Corp.(2)	38,872	1,490,741
Ashland Inc.	69,204	4,006,912
Cabot Corp.(2)	62,268	2,229,194
Celanese Corp. Class A	53,138	1,015,999

Chemtura Corp.	157,539	2,000,745
Cytec Industries Inc.(2)	42,736	2,035,516
Eastman Chemical Co.	85,452	4,408,469
Engelhard Corp.	128,284	3,867,763
FMC Corp.(1)	39,906	2,121,802
Huntsman Corp.(1)	64,266	1,106,661
Lubrizol Corp.	72,090	3,130,869
Lyondell Chemical Co.	211,945	5,048,530
Mosaic Co. (The)(1)(2)	137,068	2,005,305
PPG Industries Inc.	182,533	10,568,661
Rohm & Haas Co.	158,373	7,668,421
RPM International Inc.	124,998	2,171,215
Sigma-Aldrich Corp.(2)	66,431	4,204,418
Valhi Inc.	10,014	185,259
Valspar Corp. (The)	108,236	2,670,182

		64,002,979
COAL—0.27%
Arch Coal Inc.(2)	43,685	3,472,957
CONSOL Energy Inc.	29,334	1,911,990

		5,384,947
COMMERCIAL SERVICES—1.71%
ADESA Inc.	95,015	2,320,266
Convergys Corp.(1)	151,281	2,397,804
Deluxe Corp.	53,432	1,610,440
Donnelley (R.R.) & Sons Co.	226,816	7,759,375
Equifax Inc.	34,928	1,327,963
Hewitt Associates Inc. Class A(1)	17,611	493,284
Interactive Data Corp.	20,429	463,943
Laureate Education Inc.(1)	5,048	265,070
Manpower Inc.	70,224	3,265,416
McKesson Corp.	192,983	9,955,993
Rent-A-Center Inc.(1)	25,216	475,574
Service Corp. International	329,696	2,696,913
ServiceMaster Co. (The)	120,392	1,438,684

		34,470,725
COMPUTERS—2.48%
Affiliated Computer Services Inc. Class A(1)	45,568	2,696,714
BISYS Group Inc. (The)(1)	73,620	1,031,416
Cadence Design Systems Inc.(1)	158,408	2,680,263
Ceridian Corp.(1)	82,664	2,054,200
Computer Sciences Corp.(1)	203,203	10,290,200
Diebold Inc.	7,035	267,330
Electronic Data Systems Corp.	424,838	10,213,106
NCR Corp.(1)	149,386	5,070,161
Reynolds & Reynolds Co. (The) Class A	59,863	1,680,354
SanDisk Corp.(1)	46,625	2,928,982
Sun Microsystems Inc.(1)	1,484,998	6,222,142
Synopsys Inc.(1)	128,742	2,582,565
Unisys Corp.(1)	360,439	2,101,359

		49,818,792
COSMETICS & PERSONAL CARE—0.13%
Alberto-Culver Co.	57,311	2,621,978

		2,621,978
DISTRIBUTION & WHOLESALE—0.79%
Genuine Parts Co.	185,503	8,147,292
Grainger (W.W.) Inc.	66,890	4,755,879
Ingram Micro Inc. Class A(1)	67,977	1,354,782
Tech Data Corp.(1)	43,677	1,733,103

		15,991,056

DIVERSIFIED FINANCIAL SERVICES—2.87%
AmeriCredit Corp.(1)(2)	86,216	2,209,716
Ameritrade Holding Corp.(1)	158,682	3,808,368
Bear Stearns Companies Inc. (The)	120,869	13,963,996
CapitalSource Inc.(2)	20,728	464,307
CBOT Holdings Inc. Class A(1)	2,706	253,715
CIT Group Inc.	212,427	10,999,470
E*TRADE Financial Corp.(1)	391,838	8,173,741
Edwards (A.G.) Inc.	81,901	3,837,881
Federated Investors Inc. Class B	7,054	261,280
Friedman, Billings, Ramsey Group Inc. Class A(2)	150,158	1,486,564
IndyMac Bancorp Inc.	31,501	1,229,169
Janus Capital Group Inc.(2)	241,268	4,494,823
Jefferies Group Inc.(2)	54,533	2,452,894
Raymond James Financial Inc.	67,181	2,530,708
Westcorp Inc.	15,337	1,021,598
WFS Financial Inc.(1)	6,998	532,898

		57,721,128
ELECTRIC—11.05%
Allegheny Energy Inc.(1)	172,847	5,470,608
Alliant Energy Corp.	122,402	3,432,152
Ameren Corp.	208,315	10,674,061
American Electric Power Co. Inc.	408,328	15,144,886
CenterPoint Energy Inc.	328,659	4,223,268
Cinergy Corp.	210,892	8,954,474
CMS Energy Corp.(1)	232,685	3,376,259
Consolidated Edison Inc.(2)	258,499	11,976,259
Constellation Energy Group Inc.	187,268	10,786,637
DPL Inc.	134,539	3,499,359
DTE Energy Co.	185,211	7,999,263
Edison International	344,969	15,044,098
Energy East Corp.	155,237	3,539,404
Great Plains Energy Inc.(2)	79,330	2,218,067
Hawaiian Electric Industries Inc.(2)	85,951	2,226,131
MDU Resources Group Inc.(2)	125,935	4,123,112
Northeast Utilities	159,610	3,142,721
NRG Energy Inc.(1)(2)	85,826	4,044,121
NSTAR	113,474	3,256,704
OGE Energy Corp.	95,936	2,570,125
Pepco Holdings Inc.	200,769	4,491,203
PG&E Corp.(2)	393,515	14,607,277
Pinnacle West Capital Corp.	104,156	4,306,851
PNM Resources Inc.	73,129	1,790,929
PPL Corp.	403,538	11,864,017
Progress Energy Inc.	264,428	11,613,678
Public Service Enterprise Group Inc.	253,834	16,491,595
Puget Energy Inc.	122,817	2,507,923
Reliant Energy Inc.(1)(2)	320,041	3,302,823
SCANA Corp.	120,707	4,753,442
TECO Energy Inc.(2)	220,125	3,781,747
Westar Energy Inc.	92,144	1,981,096
Wisconsin Energy Corp.	124,409	4,859,416
WPS Resources Corp.(2)	42,542	2,352,998
Xcel Energy Inc.(2)	427,747	7,896,210

		222,302,914
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Energizer Holdings Inc.(1)	12,450	619,885
Hubbell Inc. Class B(2)	61,383	2,769,601
Molex Inc.	73,905	1,917,835

		5,307,321

ELECTRONICS—1.65%
Agilent Technologies Inc.(1)	80,974	2,695,624
Applera Corp.-Applied Biosystems Group	209,854	5,573,722
Arrow Electronics Inc.(1)(2)	125,146	4,008,426
Avnet Inc.(1)	106,797	2,556,720
AVX Corp.(2)	42,893	621,091
Fisher Scientific International Inc.(1)	60,551	3,745,685
Mettler Toledo International Inc.(1)	10,711	591,247
PerkinElmer Inc.	65,757	1,549,235
Sanmina-SCI Corp.(1)	278,505	1,186,431
Solectron Corp.(1)	490,156	1,793,971
Symbol Technologies Inc.	38,800	497,416
Tektronix Inc.	67,041	1,891,227
Thermo Electron Corp.(1)	108,864	3,280,072
Thomas & Betts Corp.(1)	35,088	1,472,292
Vishay Intertechnology Inc.(1)	126,789	1,744,617

		33,207,776
ENGINEERING & CONSTRUCTION—0.04%
Jacobs Engineering Group Inc.(1)	12,172	826,114

		826,114
ENTERTAINMENT—0.11%
International Speedway Corp. Class A	33,066	1,583,861
Warner Music Group Corp.	34,878	672,099

		2,255,960
ENVIRONMENTAL CONTROL—0.34%
Allied Waste Industries Inc.(1)(2)	153,977	1,345,759
Republic Services Inc.	145,944	5,480,197

		6,825,956
FOOD—4.08%
Albertson’s Inc.	391,628	8,361,258
Campbell Soup Co.	122,248	3,639,323
ConAgra Foods Inc.	550,691	11,168,013
Dean Foods Co.(1)	149,205	5,619,060
Del Monte Foods Co.(1)	211,982	2,210,972
Heinz (H.J.) Co.	172,728	5,824,388
Hormel Foods Corp.	78,776	2,574,400
Kroger Co.(1)	774,905	14,630,206
McCormick & Co. Inc. NVS	46,582	1,440,315
Pilgrim’s Pride Corp.	16,008	530,825
Safeway Inc.	476,582	11,275,930
Smithfield Foods Inc.(1)	91,981	2,814,619
Smucker (J.M.) Co. (The)(2)	54,675	2,405,700
SUPERVALU Inc.	144,121	4,681,050
TreeHouse Foods Inc.(1)(2)	32,057	600,107
Tyson Foods Inc. Class A	257,212	4,398,325

		82,174,491
FOREST PRODUCTS & PAPER—1.40%
Louisiana-Pacific Corp.	117,407	3,225,170
MeadWestvaco Corp.	195,662	5,484,406
Plum Creek Timber Co. Inc.	195,607	7,051,632
Rayonier Inc.(2)	80,177	3,195,054
Smurfit-Stone Container Corp.(1)	269,973	3,825,517
Temple-Inland Inc.	119,022	5,338,137

		28,119,916

GAS—2.21%
AGL Resources Inc.	82,015	2,854,942
Atmos Energy Corp.	85,032	2,224,437
Energen Corp.	77,935	2,830,599
KeySpan Corp.	185,329	6,614,392
NiSource Inc.	289,084	6,030,292
ONEOK Inc.	108,013	2,876,386
Piedmont Natural Gas Co.(2)	81,572	1,970,780
Sempra Energy	272,361	12,212,667
Southern Union Co.(1)	101,774	2,404,920
UGI Corp.	109,193	2,249,376
Vectren Corp.	80,931	2,198,086

		44,466,877
HAND & MACHINE TOOLS—0.35%
Black & Decker Corp.	38,212	3,322,916
Snap-On Inc.(2)	61,474	2,308,963
Stanley Works (The)	30,722	1,475,885

		7,107,764
HEALTH CARE—PRODUCTS—0.14%
Bausch & Lomb Inc.	6,695	454,590
Cooper Companies Inc.	9,398	482,117
Hillenbrand Industries Inc.	38,944	1,924,223

		2,860,930
HEALTH CARE—SERVICES—0.63%
Community Health Systems Inc.(1)	18,073	692,919
Health Management Associates Inc. Class A	26,542	582,862
Health Net Inc.(1)	48,936	2,522,651
Humana Inc.(1)	42,520	2,310,112
Sierra Health Services Inc.(1)	4,557	364,378
Tenet Healthcare Corp.(1)(2)	425,586	3,259,989
Triad Hospitals Inc.(1)	57,163	2,242,524
UnitedHealth Group Inc.	1	50
Universal Health Services Inc. Class B	14,425	674,224

		12,649,709
HOLDING COMPANIES—DIVERSIFIED—0.20%
Leucadia National Corp.	86,302	4,095,893

		4,095,893
HOME BUILDERS—1.41%
Beazer Homes USA Inc.(2)	25,549	1,860,989
Centex Corp.(2)	63,389	4,531,680
Horton (D.R.) Inc.	78,686	2,811,451
KB Home(2)	14,658	1,065,050
Lennar Corp. Class A(2)	60,445	3,688,354
M.D.C. Holdings Inc.	12,706	787,518
Meritage Homes Corp.(1)(2)	23,941	1,506,368
Pulte Homes Inc.	228,190	8,981,558
Ryland Group Inc.(2)	10,381	748,782
Standard Pacific Corp.	62,971	2,317,333

		28,299,083
HOME FURNISHINGS—0.27%
Whirlpool Corp.(2)	64,879	5,434,265

		5,434,265
HOUSEHOLD PRODUCTS & WARES—0.74%
American Greetings Corp. Class A(2)	68,454	1,503,934
Avery Dennison Corp.	37,365	2,065,164
Clorox Co. (The)	163,915	9,325,124
Scotts Miracle-Gro Co. (The) Class A	40,753	1,843,666
Spectrum Brands Inc.(1)	11,086	225,157

		14,963,045

HOUSEWARES—0.28%
Newell Rubbermaid Inc.	240,355	5,715,642

		5,715,642
INSURANCE—9.55%
Alleghany Corp.(1)	5,205	1,478,220
Ambac Financial Group Inc.	89,706	6,912,744
American Financial Group Inc.	50,081	1,918,603
American National Insurance Co.	8,487	992,894
AmerUs Group Co.	41,667	2,361,269
AON Corp.	337,939	12,148,907
Assurant Inc.	116,372	5,061,018
Berkley (W.R.) Corp.	93,508	4,452,851
CIGNA Corp.	139,172	15,545,512
Cincinnati Financial Corp.	186,549	8,335,009
CNA Financial Corp.(1)(2)	24,527	802,769
Commerce Group Inc.	27,945	1,600,690
Conseco Inc.(1)(2)	160,653	3,722,330
Erie Indemnity Co. Class A	36,633	1,948,876
Fidelity National Financial Inc.	171,957	6,326,298
Fidelity National Title Group Inc. Class A	30,108	733,130
First American Corp.	87,573	3,967,057
Gallagher (Arthur J.) & Co.(2)	17,671	545,680
Genworth Financial Inc. Class A	241,518	8,351,692
Hanover Insurance Group Inc. (The)	52,855	2,207,753
HCC Insurance Holdings Inc.(2)	60,257	1,788,428
Jefferson-Pilot Corp.	144,551	8,229,288
Lincoln National Corp.	184,703	9,794,800
Markel Corp.(1)	5,884	1,865,522
MBIA Inc.(2)	135,061	8,125,270
Mercury General Corp.(2)	27,910	1,624,920
MGIC Investment Corp.(2)	100,356	6,605,432
Nationwide Financial Services Inc.	60,689	2,670,316
Old Republic International Corp.	194,291	5,102,082
Philadelphia Consolidated Holding Corp.(1)(2)	3,079	297,709
PMI Group Inc. (The)(2)	99,454	4,084,576
Principal Financial Group Inc.	312,368	14,815,614
Protective Life Corp.	74,040	3,240,731
Radian Group Inc.	91,634	5,368,836
Reinsurance Group of America Inc.	31,364	1,497,945
SAFECO Corp.	135,555	7,658,857
StanCorp Financial Group Inc.	59,533	2,973,673
Torchmark Corp.	110,734	6,156,810
Transatlantic Holdings Inc.	26,425	1,775,760
Unitrin Inc.	26,482	1,193,014
UNUMProvident Corp.	316,675	7,204,356
Wesco Financial Corp.(2)	1,508	580,580

		192,067,821
INTERNET—0.06%
CheckFree Corp.(1)	13,075	600,142
Emdeon Corp.(1)	61,378	519,258

		1,119,400
INVESTMENT COMPANIES—0.42%
Allied Capital Corp.(2)	142,097	4,173,389
American Capital Strategies Ltd.(2)	115,681	4,188,809

		8,362,198

IRON & STEEL—0.85%
Nucor Corp.	170,340	11,365,085
United States Steel Corp.(2)	121,427	5,836,996

		17,202,081
LEISURE TIME—0.22%
Brunswick Corp.	26,247	1,067,203
Sabre Holdings Corp.	139,444	3,361,995

		4,429,198
LODGING—0.54%
Harrah’s Entertainment Inc.	72,123	5,141,649
Starwood Hotels & Resorts Worldwide Inc.	88,482	5,650,461

		10,792,110
MACHINERY—0.27%
Cummins Inc.(2)	21,464	1,925,965
IDEX Corp.	11,015	452,827
Terex Corp.(1)	52,541	3,120,935

		5,499,727
MANUFACTURING—2.41%
AptarGroup Inc.(2)	37,756	1,970,863
Brink’s Co. (The)	15,902	761,865
Carlisle Companies Inc.	15,974	1,104,602
Dover Corp.	71,506	2,895,278
Eastman Kodak Co.(2)	305,303	7,144,090
Eaton Corp.	115,220	7,730,110
Harsco Corp.	5,455	368,267
ITT Industries Inc.	8,246	847,854
Leggett & Platt Inc.	146,018	3,352,573
Pall Corp.	120,977	3,249,442
Parker Hannifin Corp.	72,343	4,771,744
Pentair Inc.	17,092	590,016
Roper Industries Inc.	12,787	505,214
SPX Corp.(2)	69,993	3,203,580
Teleflex Inc.	38,942	2,530,451
Textron Inc.	96,171	7,403,244

		48,429,193
MEDIA—1.70%
Belo (A.H.) Corp.	102,015	2,184,141
Hearst-Argyle Television Inc.(2)	31,461	750,345
Knight Ridder Inc.(2)	79,115	5,007,979
Lee Enterprises Inc.	48,266	1,781,498
Liberty Global Inc. Class A(1)	286,649	6,449,603
McClatchy Co. (The) Class A(2)	21,675	1,280,992
New York Times Co. Class A(2)	153,851	4,069,359
Tribune Co.	253,191	7,661,560
Univision Communications Inc. Class A(1)	116,841	3,433,957
Washington Post Co. (The) Class B	784	599,760
Westwood One Inc.(2)	66,791	1,088,693

		34,307,887
METAL FABRICATE & HARDWARE—0.31%
Precision Castparts Corp.	93,166	4,826,930
Timken Co. (The)	42,016	1,345,352

		6,172,282
MINING—0.34%
Phelps Dodge Corp.	47,905	6,892,092

		6,892,092

OFFICE & BUSINESS EQUIPMENT—0.99%
Pitney Bowes Inc.	116,194	4,909,197
Xerox Corp.(1)	1,018,839	14,925,991

		19,835,188
OFFICE FURNISHINGS—0.03%
Steelcase Inc. Class A(2)	37,539	594,242

		594,242
OIL & GAS—3.23%
Amerada Hess Corp.	83,047	10,532,021
Chesapeake Energy Corp.(2)	240,220	7,622,181
ENSCO International Inc.	46,001	2,040,144
Forest Oil Corp.(1)	56,180	2,560,123
Helmerich & Payne Inc.	18,683	1,156,665
Kerr-McGee Corp.	122,389	11,120,265
Newfield Exploration Co.(1)	36,708	1,837,970
Noble Energy Inc.	161,880	6,523,764
Pioneer Natural Resources Co.	129,299	6,629,160
Pogo Producing Co.	64,874	3,231,374
Pride International Inc.(1)	78,180	2,404,035
Rowan Companies Inc.	47,458	1,691,403
Sunoco Inc.	31,484	2,467,716
Tesoro Corp.	31,637	1,947,257
Unit Corp.(1)	2,505	137,850
Vintage Petroleum Inc.	57,323	3,057,036

		64,958,964
OIL & GAS SERVICES—0.38%
Cooper Cameron Corp.(1)	21,773	901,402
Dresser-Rand Group Inc.(1)	4,405	106,513
National Oilwell Varco Inc.(1)	76,482	4,795,421
Tidewater Inc.	40,959	1,821,037

		7,624,373
PACKAGING & CONTAINERS—1.06%
Ball Corp.	95,049	3,775,346
Bemis Co. Inc.	113,971	3,176,372
Owens-Illinois Inc.(1)	161,847	3,405,261
Packaging Corp. of America(2)	65,951	1,513,575
Pactiv Corp.(1)	141,418	3,111,196
Sealed Air Corp.(1)	57,957	3,255,445
Sonoco Products Co.	105,530	3,102,582

		21,339,777
PHARMACEUTICALS—1.45%
AmerisourceBergen Corp.	221,618	9,174,985
Hospira Inc.(1)	86,920	3,718,438
King Pharmaceuticals Inc.(1)	257,074	4,349,692
Mylan Laboratories Inc.	166,467	3,322,681
Omnicare Inc.(2)	87,551	5,009,668
Watson Pharmaceuticals Inc.(1)(2)	110,851	3,603,766

		29,179,230
PIPELINES—1.23%
Dynegy Inc. Class A(1)(2)	318,627	1,542,155
El Paso Corp.	685,393	8,334,379
Equitable Resources Inc.	12,837	470,990
Kinder Morgan Inc.	5,508	506,461
National Fuel Gas Co.	88,868	2,771,793
Questar Corp.	68,649	5,196,729
Western Gas Resources Inc.(2)	4,300	202,487
Williams Companies Inc.	246,453	5,710,316

		24,735,310

REAL ESTATE INVESTMENT TRUSTS—9.61%
AMB Property Corp.	89,394	4,395,503
American Financial Realty Trust	134,819	1,617,828
Annaly Mortgage Management Inc.	128,952	1,410,735
Apartment Investment & Management Co. Class A(2)	101,338	3,837,670
Archstone-Smith Trust(2)	225,418	9,442,760
Arden Realty Group Inc.	71,012	3,183,468
AvalonBay Communities Inc.	77,539	6,920,356
Boston Properties Inc.	117,771	8,730,364
BRE Properties Inc. Class A	54,068	2,459,013
Camden Property Trust	49,563	2,870,689
CarrAmerica Realty Corp.	62,200	2,153,986
CBL & Associates Properties Inc.	47,177	1,863,963
CenterPoint Properties Trust	47,194	2,335,159
Crescent Real Estate Equities Co.	82,550	1,636,141
Developers Diversified Realty Corp.	115,458	5,428,835
Duke Realty Corp.(2)	152,562	5,095,571
Equity Office Properties Trust(2)	433,356	13,143,687
Equity Residential(2)	304,764	11,922,368
Essex Property Trust Inc.	24,530	2,261,666
Federal Realty Investment Trust	34,350	2,083,328
General Growth Properties Inc.(2)	94,728	4,451,269
Health Care Property Investors Inc.	142,851	3,651,272
Health Care REIT Inc.(2)	61,304	2,078,206
Healthcare Realty Trust Inc.	50,748	1,688,386
Hospitality Properties Trust	75,944	3,045,354
Host Marriott Corp.(2)	374,803	7,102,517
HRPT Properties Trust	205,879	2,130,848
iStar Financial Inc.	119,633	4,264,916
Kimco Realty Corp.(2)	211,167	6,774,237
KKR Financial Corp.	34,235	821,298
Liberty Property Trust(2)	92,571	3,966,667
Macerich Co. (The)	44,396	2,980,747
Mack-Cali Realty Corp.	65,473	2,828,434
New Century Financial Corp.(2)	25,899	934,177
New Plan Excel Realty Trust Inc.(2)	109,750	2,544,005
Pan Pacific Retail Properties Inc.	43,211	2,890,384
ProLogis	235,103	10,984,012
Public Storage Inc.	18,901	1,279,976
Realty Income Corp.(2)	89,032	1,924,872
Reckson Associates Realty Corp.(2)	86,819	3,123,748
Regency Centers Corp.	72,182	4,255,129
Shurgard Storage Centers Inc. Class A	49,620	2,813,950
SL Green Realty Corp.(2)	40,455	3,090,357
Thornburg Mortgage Inc.(2)	107,017	2,803,845
Trizec Properties Inc.	98,069	2,247,741
United Dominion Realty Trust Inc.	84,636	1,983,868
Vornado Realty Trust	127,604	10,651,106
Weingarten Realty Investors	84,771	3,205,192

		193,309,603
RETAIL—3.50%
AnnTaylor Stores Corp.(1)	41,125	1,419,635
AutoNation Inc.(1)	189,128	4,109,751
Barnes & Noble Inc.	37,377	1,594,877
BJ’s Wholesale Club Inc.(1)	73,488	2,172,305
Borders Group Inc.	70,996	1,538,483
CBRL Group Inc.	26,231	922,020
Circuit City Stores Inc.	115,148	2,601,193
Claire’s Stores Inc.	7,649	223,504
Dillard’s Inc. Class A(2)	67,930	1,686,023

Dollar Tree Stores Inc.(1)	36,482	873,379
Family Dollar Stores Inc.(2)	38,490	954,167
Federated Department Stores Inc.	289,443	19,198,754
Foot Locker Inc.	79,506	1,875,547
Office Depot Inc.(1)	335,847	10,545,596
OfficeMax Inc.	75,209	1,907,300
Outback Steakhouse Inc.(2)	4,571	190,199
Penney (J.C.) Co. Inc.	144,855	8,053,938
Rite Aid Corp.(1)	554,175	1,928,529
Saks Inc.(1)	113,644	1,916,038
Tiffany & Co.	92,351	3,536,120
Wendy’s International Inc.	59,166	3,269,513

		70,516,871
SAVINGS & LOANS—1.20%
Astoria Financial Corp.(2)	104,153	3,062,098
Capitol Federal Financial(2)	23,388	770,401
Downey Financial Corp.(2)	21,976	1,502,939
Independence Community Bank Corp.	89,265	3,546,498
New York Community Bancorp Inc.(2)	282,406	4,665,347
Sovereign Bancorp Inc.	387,783	8,383,868
Washington Federal Inc.(2)	92,255	2,120,943

		24,052,094
SEMICONDUCTORS—1.34%
Advanced Micro Devices Inc.(1)	199,492	6,104,455
Freescale Semiconductor Inc. Class B(1)	374,270	9,420,376
International Rectifier Corp.(1)(2)	16,188	516,397
Intersil Corp. Class A	84,722	2,107,883
LSI Logic Corp.(1)	259,882	2,079,056
Micron Technology Inc.(1)(2)	308,385	4,104,604
Novellus Systems Inc.(1)	68,217	1,645,394
Teradyne Inc.(1)	63,628	927,060

		26,905,225
SOFTWARE—1.01%
Avid Technology Inc.(1)	2,386	130,657
BEA Systems Inc.(1)	390,821	3,673,717
BMC Software Inc.(1)	132,891	2,722,937
Compuware Corp.(1)	227,439	2,040,128
Fair Isaac Corp.	17,606	777,657
Novell Inc.(1)	403,043	3,558,870
Siebel Systems Inc.	484,068	5,121,439
Sybase Inc.(1)	95,426	2,086,012
Take-Two Interactive Software Inc.(1)(2)	10,513	186,080

		20,297,497
TELECOMMUNICATIONS—3.56%
ADC Telecommunications Inc.(1)	123,192	2,752,109
American Tower Corp. Class A(1)	26,345	713,950
Andrew Corp.(1)	128,855	1,382,614
Avaya Inc.(1)	147,183	1,570,443
CenturyTel Inc.	139,619	4,629,766
Citizens Communications Co.	362,211	4,429,841
Comverse Technology Inc.(1)	22,574	600,243
Crown Castle International Corp.(1)	82,028	2,207,373
Harris Corp.	23,031	990,563
JDS Uniphase Corp.(1)	844,407	1,992,801
Lucent Technologies Inc.(1)(2)	4,710,636	12,530,292
MCI Inc.	299,171	5,902,644
NTL Inc.(1)(2)	79,268	5,396,565
PanAmSat Holding Corp.	31,057	760,897
Qwest Communications International Inc.(1)	1,604,134	9,063,357

Scientific-Atlanta Inc.	24,014	1,034,283
Telephone & Data Systems Inc.	101,806	3,668,070
Telewest Global Inc.(1)	260,621	6,207,992
Tellabs Inc.(1)	476,717	5,196,215
United States Cellular Corp.(1)	11,313	558,862

		71,588,880
TEXTILES—0.18%
Mohawk Industries Inc.(1)(2)	42,547	3,700,738

		3,700,738
TOYS, GAMES & HOBBIES—0.47%
Hasbro Inc.	166,691	3,363,824
Mattel Inc.	388,707	6,149,345

		9,513,169
TRANSPORTATION—1.98%
Alexander & Baldwin Inc.	46,556	2,525,197
CSX Corp.	230,274	11,691,011
Laidlaw International Inc.	106,588	2,476,039
Norfolk Southern Corp.	366,673	16,437,951
Overseas Shipholding Group Inc.	31,421	1,583,304
Ryder System Inc.	43,461	1,782,770
Swift Transportation Co. Inc.(1)	24,841	504,272
Yellow Roadway Corp.(1)	61,557	2,746,058

		39,746,602
WATER—0.16%
Aqua America Inc.(2)	121,584	3,319,243

		3,319,243

TOTAL COMMON STOCKS
(Cost: $1,883,187,064)		2,008,758,866
Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—11.53%

CERTIFICATES OF DEPOSIT(3)—0.54%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$606,861	606,861
Credit Suisse First Boston NY
4.03%, 01/04/06	606,861	606,861
First Tennessee Bank
4.18%, 01/26/06	188,127	188,117
Fortis Bank NY
3.83%-3.84%, 01/25/06	1,820,584	1,820,586
Toronto-Dominion Bank
3.94%, 07/10/06	606,861	606,861
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	5,219,008	5,218,997
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	1,820,584	1,820,593

		10,868,876
COMMERCIAL PAPER(3)—2.66%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	3,701,854	3,683,652

Bryant Park Funding LLC
3.92%, 02/22/06	309,706	308,019
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	2,609,504	2,600,353
CC USA Inc.
4.23%, 04/21/06	364,117	359,496
Charta LLC
4.25%, 01/26/06	910,292	907,820
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	3,705,799	3,701,383
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	4,466,500	4,451,659
Dorada Finance Inc.
3.76%, 01/26/06	121,372	121,081
Ebury Finance Ltd.
4.30%, 01/30/06	1,699,212	1,693,732
Edison Asset Securitization LLC
4.37%, 05/08/06	606,861	597,653
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	1,007,390	1,005,735
Ford Credit Floorplan Motown
4.05%, 01/06/06	2,427,445	2,426,626
Galaxy Funding Inc.
4.23%, 04/18/06	348,338	344,041
Gemini Securitization Corp.
4.25%, 01/30/06	606,861	604,927
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	5,941,039	5,936,736
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	1,031,664	1,030,793
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	1,820,584	1,807,146
HSBC PLC
3.88%, 02/03/06	364,117	362,900
Jupiter Securitization Corp.
4.23%, 01/24/06	424,803	423,755
Liberty Street Funding Corp.
4.23%, 01/04/06	485,489	485,432
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	1,505,016	1,503,169
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	1,274,409	1,271,689
Nordea North America Inc.
4.16%, 04/04/06	1,274,409	1,261,008
Prudential Funding LLC
4.27%, 01/17/06	2,427,445	2,423,415
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,213,723	1,207,791
Sedna Finance Inc.
3.92%, 02/21/06	303,431	301,812
Sigma Finance Inc.
4.16%, 04/06/06	728,234	720,408
Solitaire Funding Ltd.
4.24%, 01/23/06	2,977,626	2,970,612
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	325,496	325,458
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	3,868,401	3,867,482
Thunder Bay Funding Inc.
4.22%, 01/13/06	121,372	121,230
Ticonderoga Funding LLC
4.27%, 01/05/06	303,431	303,359
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	4,271,843	4,261,144

		53,391,516

LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	606,861	606,861

		606,861
MEDIUM-TERM NOTES(3)—0.20%
Dorada Finance Inc.
3.93%, 07/07/06	376,254	376,235
K2 USA LLC
3.94%, 07/07/06	728,234	728,215
Marshall & Ilsley Bank
5.18%, 12/15/06	1,213,723	1,217,682
Toronto-Dominion Bank
3.81%, 06/20/06	1,517,153	1,517,222
US Bank N.A.
2.85%, 11/15/06	242,745	238,877

		4,078,231
MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	3,268,593	3,268,593

		3,268,593
REPURCHASE AGREEMENTS(3)—1.26%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $6,071,561 and an effective yield of 4.37%.(6)	$6,068,614	6,068,614
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $485,722 and an effective yield of 4.32%.(6)	485,489	485,489
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $9,714,464 and an effective yield of 4.34%.(7)	9,709,782	9,709,782
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $9,107,300 and an effective yield of 4.33%.(7)	9,102,920	9,102,920

		25,366,805
TIME DEPOSITS(3)—0.49%
UBS AG
4.06%, 01/03/06	7,282,336	7,282,337
Wells Fargo Bank N.A.
4.00%, 01/03/06	2,514,603	2,514,603

		9,796,940
VARIABLE & FLOATING RATE NOTES(3)—6.19%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	4,266,235	4,267,279
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	4,672,832	4,672,810
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	2,002,643	2,002,642

American Express Credit Corp.
4.39%, 11/06/07	364,117	364,483
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	3,944,599	3,946,251
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	788,920	788,920
Bank of America N.A.
4.31%, 08/10/06	6,068,614	6,068,614
Bank of Ireland
4.34%, 12/20/06(8)	1,213,723	1,213,723
Bank of Nova Scotia
4.22%, 01/03/06	485,489	485,489
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	3,022,170	3,022,051
BMW US Capital LLC
4.34%, 12/15/06(8)	1,213,723	1,213,723
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	3,264,914	3,264,842
Commodore CDO Ltd.
4.56%, 06/13/06(8)	303,431	303,431
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	4,248,030	4,248,022
DEPFA Bank PLC
4.50%, 12/15/06	1,213,723	1,213,723
Descartes Funding Trust
4.37%, 11/15/06(8)	546,175	546,175
Dexia Credit Local
4.33%, 08/30/06	606,861	606,782
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	1,929,819	1,929,855
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	1,213,723	1,213,723
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	1,213,723	1,213,720
Fifth Third Bancorp.
4.35%, 11/22/06(8)	2,427,445	2,427,445
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	849,606	849,606
General Electric Capital Corp.
4.44%, 01/09/07	546,175	546,617
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	910,292	910,292
Hartford Life Global Funding Trusts
4.36%, 02/17/07	1,213,723	1,213,723
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	3,641,168	3,641,169
Holmes Financing PLC
4.33%, 12/15/06(8)	3,337,738	3,337,738
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	1,031,664	1,031,904
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	3,519,796	3,519,660
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	1,272,564	1,272,564
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	4,126,657	4,126,792
Lothian Mortgages PLC
4.37%, 01/24/06(8)	606,861	606,861
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	1,881,270	1,881,463
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	3,629,031	3,630,990

Mound Financing PLC
4.30%, 11/08/06(8)	2,427,445	2,427,445
Natexis Banques Populaires
4.35%, 01/12/07(8)	910,292	910,292
National City Bank (Ohio)
4.26%, 01/06/06	606,861	606,860
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	4,490,774	4,490,931
Nordea Bank AB
4.34%, 12/11/06(8)	2,124,015	2,124,015
Nordea Bank PLC
4.23%, 10/02/06	728,234	728,106
Northern Rock PLC
4.32%, 11/03/06(8)	1,456,467	1,456,517
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	3,301,326	3,301,327
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	3,034,307	3,034,307
Principal Life Income Funding Trusts
4.29%, 05/10/06	910,292	910,306
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	1,820,584	1,820,382
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	1,031,664	1,031,660
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	2,560,955	2,560,925
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	1,213,723	1,213,723
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	1,881,270	1,881,188
Strips III LLC
4.43%, 07/24/06(8) (9)	327,360	327,360
SunTrust Bank
4.19%, 04/28/06	1,820,584	1,820,584
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	2,706,602	2,706,416
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	2,670,190	2,670,183
Unicredito Italiano SpA
4.43%, 06/14/06	1,577,840	1,577,591
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	1,213,723	1,213,723
US Bank N.A.
4.31%, 09/29/06	546,175	546,070
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	3,944,599	3,944,599
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	2,504,363	2,504,362
Wells Fargo & Co.
4.36%, 09/15/06(8)	606,861	606,902
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	1,335,095	1,335,007
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	2,488,132	2,488,113
Winston Funding Ltd.
4.26%, 01/23/06(8)	866,598	866,598
World Savings Bank
4.29%, 03/09/06	1,820,584	1,820,566

		124,509,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $231,886,962)		231,886,962

TOTAL INVESTMENTS IN SECURITIES—111.36%
(Cost: $2,115,074,026)	2,240,645,828
Other Assets, Less Liabilities—(11.36)%	(228,515,850)

NET ASSETS—100.00%	$2,012,129,978

NVS	- Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—100.25%

AEROSPACE & DEFENSE—2.49%
Boeing Co. (The)	100,303	$7,045,283
General Dynamics Corp.(1)	25,006	2,851,934
Raytheon Co.	55,511	2,228,767
United Technologies Corp.	126,571	7,076,585

		19,202,569
AGRICULTURE—2.51%
Altria Group Inc.	258,815	19,338,657

		19,338,657
AUTO MANUFACTURERS—0.41%
Ford Motor Co.(1)	230,822	1,781,946
General Motors Corp.(1)	70,506	1,369,227

		3,151,173
BANKS—5.98%
Bank of America Corp.(1)	568,648	26,243,105
U.S. Bancorp	225,693	6,745,964
Wells Fargo & Co.	207,869	13,060,409

		46,049,478
BEVERAGES—3.46%
Anheuser-Busch Companies Inc.	96,464	4,144,093
Coca-Cola Co. (The)	257,190	10,367,329
PepsiCo Inc.	206,252	12,185,368

		26,696,790
BIOTECHNOLOGY—1.71%
Amgen Inc.(2)	153,435	12,099,884
MedImmune Inc.(2)	30,610	1,071,962

		13,171,846
CHEMICALS—1.31%
Dow Chemical Co. (The)(1)	120,015	5,259,057
Du Pont (E.I.) de Nemours and Co.	114,246	4,855,455

		10,114,512
COMMERCIAL SERVICES—0.00%
CCE Spinco Inc.(2)	1	7

		7
COMPUTERS—5.27%
Computer Sciences Corp.(2)	23,059	1,167,708
Dell Inc.(2)	292,433	8,770,066
EMC Corp.(2)	297,050	4,045,821
Hewlett-Packard Co.	356,170	10,197,147
International Business Machines Corp.	196,318	16,137,340
Unisys Corp.(2)	42,748	249,221

		40,567,303

COSMETICS & PERSONAL CARE—3.80%
Avon Products Inc.(1)	56,953	1,626,008
Colgate-Palmolive Co.	64,380	3,531,243
Procter & Gamble Co.	416,586	24,111,998

		29,269,249
DIVERSIFIED FINANCIAL SERVICES—10.70%
American Express Co.	154,376	7,944,189
Citigroup Inc.	628,772	30,514,305
Goldman Sachs Group Inc. (The)	56,060	7,159,423
JP Morgan Chase & Co.	434,893	17,260,903
Lehman Brothers Holdings Inc.	33,292	4,267,036
Merrill Lynch & Co. Inc.	114,176	7,733,140
Morgan Stanley	133,931	7,599,245

		82,478,241
ELECTRIC—1.62%
AES Corp. (The)(2)	81,415	1,288,799
American Electric Power Co. Inc.(1)	48,897	1,813,590
Entergy Corp.	25,778	1,769,660
Exelon Corp.	82,907	4,405,678
Southern Co. (The)(1)	92,134	3,181,387

		12,459,114
FOOD—0.50%
Campbell Soup Co.	23,190	690,366
Heinz (H.J.) Co.	41,574	1,401,875
Sara Lee Corp.	94,370	1,783,593

		3,875,834
FOREST PRODUCTS & PAPER—0.53%
International Paper Co.(1)	60,948	2,048,462
Weyerhaeuser Co.	30,233	2,005,657

		4,054,119
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.(1)	9,743	847,251

		847,251
HEALTH CARE-PRODUCTS—4.39%
Baxter International Inc.	77,489	2,917,461
Johnson & Johnson	369,731	22,220,833
Medtronic Inc.	150,393	8,658,125

		33,796,419
HEALTH CARE-SERVICES—0.35%
HCA Inc.(1)	52,665	2,659,582

		2,659,582
INSURANCE—4.07%
Allstate Corp. (The)	80,587	4,357,339
American International Group Inc.	322,604	22,011,271
CIGNA Corp.	15,635	1,746,430
Hartford Financial Services Group Inc.	37,329	3,206,188

		31,321,228
IRON & STEEL—0.05%
Allegheny Technologies Inc.(1)	10,637	383,783

		383,783
LODGING—0.21%
Harrah’s Entertainment Inc.	22,829	1,627,479

		1,627,479

MACHINERY—0.80%
Caterpillar Inc.	84,521	4,882,778
Rockwell Automation Inc.	22,255	1,316,606

		6,199,384
MANUFACTURING—8.48%
Eastman Kodak Co.(1)	35,781	837,275
General Electric Co.	1,313,266	46,029,973
Honeywell International Inc.	104,707	3,900,336
3M Co.	94,415	7,317,163
Tyco International Ltd.(1)	250,305	7,223,802

		65,308,549
MEDIA—4.05%
Clear Channel Communications Inc.(1)	67,166	2,112,371
Comcast Corp. Class A(2)	270,018	7,009,667
Time Warner Inc.	579,641	10,108,939
Viacom Inc. Class B	192,035	6,260,341
Walt Disney Co. (The)	239,017	5,729,237

		31,220,555
MINING—0.41%
Alcoa Inc.	108,127	3,197,315

		3,197,315
OFFICE & BUSINESS EQUIPMENT—0.23%
Xerox Corp.(2)	119,326	1,748,126

		1,748,126
OIL & GAS—7.69%
Exxon Mobil Corp.	773,366	43,439,968
Chevron Corp.	279,031	15,840,590

		59,280,558
OIL & GAS SERVICES—1.77%
Baker Hughes Inc.	42,481	2,581,995
Halliburton Co.	63,719	3,948,029
Schlumberger Ltd.(1)	73,194	7,110,797

		13,640,821
PHARMACEUTICALS—5.61%
Abbott Laboratories	192,867	7,604,746
Bristol-Myers Squibb Co.	243,104	5,586,530
Merck & Co. Inc.	271,708	8,643,031
Pfizer Inc.	916,148	21,364,571

		43,198,878
PIPELINES—0.34%
El Paso Corp.(1)	82,161	999,078
Williams Companies Inc.	71,205	1,649,820

		2,648,898
RETAIL—4.94%
Home Depot Inc.	264,075	10,689,756
Limited Brands Inc.(1)	43,520	972,672
McDonald’s Corp.	156,528	5,278,124
OfficeMax Inc.	8,767	222,331
RadioShack Corp.	16,704	351,285
Target Corp.(1)	109,331	6,009,925
Wal-Mart Stores Inc.	310,497	14,531,260

		38,055,353

SEMICONDUCTORS—3.41%
Intel Corp.	749,323	18,703,102
National Semiconductor Corp.	42,853	1,113,321
Texas Instruments Inc.	201,052	6,447,738

		26,264,161
SOFTWARE—4.60%
Microsoft Corp.	1,137,771	29,752,712
Oracle Corp.(2)	467,292	5,705,635

		35,458,347
TELECOMMUNICATIONS—5.89%
AT&T Inc.	485,589	11,892,075
Cisco Systems Inc.(2)	763,522	13,071,497
Lucent Technologies Inc.(1)(2)	554,212	1,474,204
Sprint Nextel Corp.(1)	367,326	8,580,735
Verizon Communications Inc.	343,732	10,353,208

		45,371,719
TRANSPORTATION—2.56%
Burlington Northern Santa Fe Corp.(1)	46,394	3,285,623
FedEx Corp.	37,655	3,893,150
Norfolk Southern Corp.	50,491	2,263,512
United Parcel Service Inc. Class B	137,187	10,309,603

		19,751,888

TOTAL COMMON STOCKS
(Cost: $828,285,628)		772,409,186

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—4.83%

CERTIFICATES OF DEPOSIT(3)—0.23%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$97,926	97,913
Credit Suisse First Boston NY
4.03%, 01/04/06	97,926	97,926
First Tennessee Bank
4.18%, 01/26/06	30,357	30,355
Fortis Bank NY
3.83%-3.84%, 01/25/06	293,777	293,778
Toronto-Dominion Bank
3.94%, 07/10/06	97,926	97,926
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	842,162	842,160
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	293,777	293,779

		1,753,837
COMMERCIAL PAPER(3)—1.12%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	597,347	594,410
Bryant Park Funding LLC
3.92%, 02/22/06	49,975	49,703
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	421,081	419,605

CC USA Inc.
4.23%, 04/21/06	58,755	58,010
Charta LLC
4.25%, 01/26/06	146,889	146,490
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	597,984	597,271
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	720,734	718,339
Dorada Finance Inc.
3.76%, 01/26/06	19,585	19,538
Ebury Finance Ltd.
4.30%, 01/30/06	274,192	273,308
Edison Asset Securitization LLC
4.37%, 05/08/06	97,926	96,440
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	162,557	162,290
Ford Credit Floorplan Motown
4.05%, 01/06/06	391,703	391,571
Galaxy Funding Inc.
4.23%, 04/18/06	56,209	55,516
Gemini Securitization Corp.
4.25%, 01/30/06	97,926	97,614
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	958,672	957,977
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	166,474	166,333
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	293,777	291,609
HSBC PLC
3.88%, 02/03/06	58,755	58,559
Jupiter Securitization Corp.
4.23%, 01/24/06	68,548	68,379
Liberty Street Funding Corp.
4.23%, 01/04/06	78,341	78,331
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	242,856	242,558
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	205,644	205,205
Nordea North America Inc.
4.16%, 04/04/06	205,644	203,482
Prudential Funding LLC
4.27%, 01/17/06	391,703	391,053
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	195,852	194,894
Sedna Finance Inc.
3.92%, 02/21/06	48,963	48,702
Sigma Finance Inc.
4.16%, 04/06/06	117,511	116,248
Solitaire Funding Ltd.
4.24%, 01/23/06	480,483	479,350
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	52,523	52,517
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	624,222	624,073
Thunder Bay Funding Inc.
4.22%, 01/13/06	19,585	19,562
Ticonderoga Funding LLC
4.27%, 01/05/06	48,963	48,951
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	689,323	687,596
		8,615,484

LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	97,926	97,926

		97,926
MEDIUM-TERM NOTES(3)—0.09%
Dorada Finance Inc.
3.93%, 07/07/06	60,714	60,711
K2 USA LLC
3.94%, 07/07/06	117,511	117,508
Marshall & Ilsley Bank
5.18%, 12/15/06	195,852	196,490
Toronto-Dominion Bank
3.81%, 06/20/06	244,814	244,825
US Bank N.A.
2.85%, 11/15/06	39,170	38,546

		658,080
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	299,355	299,355

		299,355
REPURCHASE AGREEMENTS(3)—0.53%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $979,733 and an effective yield of 4.37%.(6)	$979,258	979,258
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $78,379 and an effective yield of 4.32%.(6)	78,341	78,341
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $1,567,568 and an effective yield of 4.34%.(7)	1,566,812	1,566,812
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $1,469,593 and an effective yield of 4.33%.(7)	1,468,886	1,468,886

		4,093,297
TIME DEPOSITS(3)—0.20%
UBS AG
4.06%, 01/03/06	1,175,109	1,175,110
Wells Fargo Bank N.A.
4.00%, 01/03/06	405,767	405,767

		1,580,877
VARIABLE & FLOATING RATE NOTES(3)—2.61%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	688,418	688,586
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	754,028	754,025
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	323,155	323,155
American Express Credit Corp.
4.39%, 11/06/07	58,755	58,815
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	636,517	636,784
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	127,303	127,303

Bank of America N.A.
4.31%, 08/10/06	979,258	979,258
Bank of Ireland
4.34%, 12/20/06(8)	195,852	195,852
Bank of Nova Scotia
4.22%, 01/03/06	78,341	78,341
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	487,670	487,652
BMW US Capital LLC
4.34%, 12/15/06(8)	195,852	195,852
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	526,841	526,829
Commodore CDO Ltd.
4.56%, 06/13/06(8)	48,963	48,963
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	685,481	685,481
DEPFA Bank PLC
4.50%, 12/15/06	195,852	195,852
Descartes Funding Trust
4.37%, 11/15/06(8)	88,133	88,133
Dexia Credit Local
4.33%, 08/30/06	97,926	97,913
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	311,404	311,410
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	195,852	195,852
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	195,852	195,852
Fifth Third Bancorp.
4.35%, 11/22/06(8)	391,703	391,703
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	137,096	137,096
General Electric Capital Corp.
4.44%, 01/09/07	88,133	88,204
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	146,889	146,889
Hartford Life Global Funding Trusts
4.36%, 02/17/07	195,852	195,852
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	587,555	587,556
Holmes Financing PLC
4.33%, 12/15/06(8)	538,592	538,592
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	166,474	166,513
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	567,969	567,947
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	205,346	205,346
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	665,895	665,916
Lothian Mortgages PLC
4.37%, 01/24/06(8)	97,926	97,926
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	303,570	303,601
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	585,596	585,912
Mound Financing PLC
4.30%, 11/08/06(8)	391,703	391,703
Natexis Banques Populaires
4.35%, 01/12/07(8)	146,889	146,889
National City Bank (Ohio)
4.26%, 01/06/06	97,926	97,926
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	724,651	724,676

Nordea Bank AB
4.34%, 12/11/06(8)	342,740	342,740
Nordea Bank PLC
4.23%, 10/02/06	117,511	117,490
Northern Rock PLC
4.32%, 11/03/06(8)	235,022	235,030
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	532,716	532,716
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	489,629	489,629
Principal Life Income Funding Trusts
4.29%, 05/10/06	146,889	146,891
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	293,777	293,745
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	166,474	166,473
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	413,247	413,242
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	195,852	195,852
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	303,570	303,557
Strips III LLC
4.43%, 07/24/06(8)(9)	52,824	52,824
SunTrust Bank
4.19%, 04/28/06	293,777	293,777
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	436,749	436,719
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	430,873	430,872
Unicredito Italiano SpA
4.43%, 06/14/06	254,607	254,567
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	195,852	195,852
US Bank N.A.
4.31%, 09/29/06	88,133	88,116
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	636,517	636,518
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	404,115	404,115
Wells Fargo & Co.
4.36%, 09/15/06(8)	97,926	97,932
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	215,437	215,423
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	401,496	401,493
Winston Funding Ltd.
4.26%, 01/23/06(8)	139,838	139,838
World Savings Bank
4.29%, 03/09/06	293,777	293,774

		20,091,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,190,196)		37,190,196

TOTAL INVESTMENTS IN SECURITIES—105.08%
(Cost: $865,475,824)		809,599,382
Other Assets, Less Liabilities—(5.08)%		(39,137,144)

NET ASSETS—100.00%		$770,462,238

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.18%
ADVO Inc.	315	$8,877
Catalina Marketing Corp.(1)	425	10,774
Harte-Hanks Inc.	610	16,098
Interpublic Group of Companies Inc.(1)(2)	4,372	42,190
Omnicom Group Inc.	1,870	159,193

		237,132
AEROSPACE & DEFENSE—1.82%
AAR Corp.(1)(2)	332	7,951
Alliant Techsystems Inc.(2)	376	28,640
Armor Holdings Inc.(2)	309	13,179
Boeing Co. (The)	8,330	585,099
Curtiss-Wright Corp.	222	12,121
DRS Technologies Inc.(1)	286	14,706
EDO Corp.	146	3,951
Engineered Support Systems Inc.	432	17,988
Esterline Technologies Corp.(2)	260	9,669
GenCorp Inc.(2)	581	10,313
General Dynamics Corp.	2,077	236,882
Goodrich (B.F.) Co.	1,256	51,622
Kaman Corp. Class A	260	5,119
L-3 Communications Holdings Inc.(1)	1,232	91,599
Lockheed Martin Corp.	3,688	234,667
Moog Inc. Class A(2)	350	9,933
Northrop Grumman Corp.	3,671	220,664
Raytheon Co.	4,607	184,971
Rockwell Collins Inc.	1,780	82,717
Sequa Corp. Class A(2)	71	4,903
Teledyne Technologies Inc.(2)	338	9,836
Triumph Group Inc.(2)	164	6,004
United Technologies Corp.	10,512	587,726

		2,430,260
AGRICULTURE—1.63%
Alliance One International Inc.	1,050	4,095
Altria Group Inc.	21,507	1,607,003
Archer-Daniels-Midland Co.	6,724	165,814
Delta & Pine Land Co.	407	9,365
Monsanto Co.	2,780	215,533
Reynolds American Inc.	885	84,367
Universal Corp.	265	11,490
UST Inc.	1,696	69,248

		2,166,915
AIRLINES—0.14%
AirTran Holdings Inc.(1)(2)	892	14,299
Alaska Air Group Inc.(2)	351	12,538
Frontier Airlines Inc.(2)	359	3,317

JetBlue Airways Corp.(1)(2)	1,556	23,924
Mesa Air Group Inc.(1)(2)	364	3,807
SkyWest Inc.	599	16,089
Southwest Airlines Co.	7,164	117,705

		191,679
APPAREL—0.45%
Ashworth Inc.(2)	172	1,453
Coach Inc.(2)	3,934	131,160
Gymboree Corp.(2)	338	7,909
Jones Apparel Group Inc.	1,201	36,895
Kellwood Co.(1)	288	6,877
K-Swiss Inc. Class A	275	8,921
Liz Claiborne Inc.(1)	1,081	38,721
Nike Inc. Class B	1,960	170,108
Oxford Industries Inc.	150	8,205
Phillips-Van Heusen Corp.	377	12,215
Polo Ralph Lauren Corp.	630	35,368
Quiksilver Inc.(2)	1,198	16,580
Reebok International Ltd.	545	31,735
Russell Corp.(1)	336	4,523
Stride Rite Corp.	364	4,936
Timberland Co. Class A(2)	561	18,261
VF Corp.	924	51,134
Wolverine World Wide Inc.	620	13,925

		598,926
AUTO MANUFACTURERS—0.33%
A.S.V. Inc.(2)	180	4,496
Ford Motor Co.	19,163	147,938
General Motors Corp.(1)	5,811	112,850
Navistar International Corp.(2)	630	18,031
Oshkosh Truck Corp.	770	34,334
PACCAR Inc.	1,758	121,706
Wabash National Corp.	313	5,963

		445,318
AUTO PARTS & EQUIPMENT—0.22%
ArvinMeritor Inc.	725	10,433
Bandag Inc.	127	5,419
BorgWarner Inc.	588	35,650
Cooper Tire & Rubber Co.(1)	689	10,555
Dana Corp.	1,614	11,589
Goodyear Tire & Rubber Co. (The)(2)	1,832	31,840
Johnson Controls Inc.	1,986	144,799
Lear Corp.	719	20,463
Modine Manufacturing Co.	361	11,765
Standard Motor Products Inc.	112	1,034
Superior Industries International Inc.(1)	258	5,743

		289,290
BANKS—6.12%
AmSouth Bancorp(1)	3,579	93,806
Associated Bancorp(1)	1,406	45,765
Bank of America Corp.	41,488	1,914,671
Bank of Hawaii Corp.	540	27,832
Bank of New York Co. Inc. (The)	7,945	253,048
BB&T Corp.	5,594	234,445
Boston Private Financial Holdings Inc.	341	10,373
Cathay General Bancorp	517	18,581
Central Pacific Financial Corp.	308	11,063
Chittenden Corp.	484	13,460
City National Corp.	437	31,656

Colonial BancGroup Inc. (The)	1,614	38,445
Comerica Inc.	1,703	96,662
Commerce Bancorp Inc.(1)	1,774	61,043
Community Bank System Inc.(1)	314	7,081
Compass Bancshares Inc.	1,287	62,149
Cullen/Frost Bankers Inc.	492	26,411
East West Bancorp Inc.	570	20,799
Fifth Third Bancorp	5,746	216,739
First BanCorp (Puerto Rico)(1)	868	10,772
First Horizon National Corp.	1,289	49,549
First Midwest Bancorp Inc.	486	17,039
First Republic Bank	233	8,623
FirstMerit Corp.	868	22,490
Fremont General Corp.(1)	668	15,518
Glacier Bancorp Inc.(1)	324	9,736
Gold Bancorp Inc.	411	7,488
Greater Bay Bancorp(1)	515	13,194
Hudson United Bancorp	455	18,964
Huntington Bancshares Inc.	2,336	55,480
Investors Financial Services Corp.(1)	692	25,486
Irwin Financial Corp.(1)	195	4,177
KeyCorp	4,196	138,174
M&T Bank Corp.	822	89,639
Marshall & Ilsley Corp.	2,151	92,579
Mellon Financial Corp.	4,328	148,234
Mercantile Bankshares Corp.	848	47,861
Nara Bancorp Inc.(1)	238	4,232
National City Corp.	5,684	190,812
North Fork Bancorp Inc.	4,901	134,091
Northern Trust Corp.	1,920	99,494
PNC Financial Services Group	3,026	187,098
PrivateBancorp Inc.(1)	184	6,545
Prosperity Bancshares Inc.	222	6,380
Provident Bankshares Corp.(1)	355	11,988
Regions Financial Corp.(1)	4,725	161,406
Republic Bancorp Inc.(1)	815	9,699
South Financial Group Inc. (The)	769	21,178
State Street Corp.	3,397	188,330
Sterling Bancshares Inc.	460	7,102
SunTrust Banks Inc.	3,732	271,540
Susquehanna Bancshares Inc.	485	11,485
SVB Financial Group(1)(2)	382	17,893
Synovus Financial Corp.	3,231	87,269
TCF Financial Corp.	1,186	32,188
Texas Regional Bancshares Inc. Class A	422	11,943
TrustCo Bank Corp. NY(1)	772	9,588
U.S. Bancorp	18,743	560,228
UCBH Holdings Inc.(1)	980	17,522
Umpqua Holdings Corp.	462	13,181
United Bancshares Inc.	378	13,321
Wachovia Corp.	16,051	848,456
Webster Financial Corp.	573	26,874
Wells Fargo & Co.	17,275	1,085,388
Westamerica Bancorp(1)	339	17,991
Whitney Holding Corp.	665	18,327
Wilmington Trust Corp.	696	27,081
Wintrust Financial Corp.	234	12,847
Zions Bancorporation	1,076	81,303

		8,151,812
BEVERAGES—1.88%
Anheuser-Busch Companies Inc.	8,010	344,110
Brown-Forman Corp. Class B(1)	860	59,615

Coca-Cola Co. (The)	21,387	862,110
Coca-Cola Enterprises Inc.	3,123	59,868
Constellation Brands Inc.(1)(2)	2,034	53,352
Hansen Natural Corp.(2)	130	10,245
Molson Coors Brewing Co. Class B	594	39,792
Peet’s Coffee & Tea Inc.(2)	164	4,977
Pepsi Bottling Group Inc.	1,442	41,256
PepsiAmericas Inc.	658	15,305
PepsiCo Inc.	17,141	1,012,690

		2,503,320
BIOTECHNOLOGY—1.32%
Affymetrix Inc.(2)	686	32,757
Amgen Inc.(2)	12,752	1,005,623
ArQule Inc.(2)	338	2,069
Biogen Idec Inc.(2)	3,494	158,383
Cambrex Corp.	265	4,974
Charles River Laboratories International Inc.(2)	746	31,608
Chiron Corp.(2)	1,130	50,240
CryoLife Inc.(2)	234	782
Enzo Biochem Inc.(1)(2)	270	3,353
Genzyme Corp.(2)	2,660	188,275
Integra LifeSciences Holdings Corp.(1)(2)	196	6,950
Invitrogen Corp.(2)	548	36,519
Martek Biosciences Corp.(1)(2)	333	8,195
MedImmune Inc.(2)	2,545	89,126
Millennium Pharmaceuticals Inc.(1)(2)	3,189	30,933
Millipore Corp.(2)	530	35,001
Protein Design Labs Inc.(2)	1,140	32,399
Regeneron Pharmaceuticals Inc.(2)	475	7,576
Savient Pharmaceuticals Inc.(1)(2)	718	2,685
Vertex Pharmaceuticals Inc.(2)	997	27,587

		1,755,035
BUILDING MATERIALS—0.31%
American Standard Companies Inc.	1,871	74,746
Apogee Enterprises Inc.	312	5,061
Drew Industries Inc.(2)	154	4,341
ElkCorp	210	7,069
Florida Rock Industries Inc.(1)	491	24,088
Lennox International Inc.	568	16,018
Martin Marietta Materials Inc.	478	36,672
Masco Corp.	4,369	131,900
NCI Building Systems Inc.(1)(2)	215	9,133
Simpson Manufacturing Co. Inc.	388	14,104
Texas Industries Inc.	234	11,663
Universal Forest Products Inc.	170	9,393
Vulcan Materials Co.(1)	1,056	71,544

		415,732
CHEMICALS—1.52%
Air Products & Chemicals Inc.	2,301	136,196
Airgas Inc.	696	22,898
Albemarle Corp.(1)	402	15,417
Arch Chemicals Inc.	260	7,774
Ashland Inc.	747	43,251
Cabot Corp.(1)	636	22,769
Chemtura Corp.	2,474	31,420
Cytec Industries Inc.	414	19,719
Dow Chemical Co. (The)	9,958	436,360
Du Pont (E.I.) de Nemours and Co.	9,486	403,155
Eastman Chemical Co.	841	43,387
Ecolab Inc.	1,908	69,203

Engelhard Corp.(1)	1,248	37,627
Ferro Corp.	435	8,161
FMC Corp.(2)	387	20,577
Fuller (H.B.) Co.(1)	305	9,781
Georgia Gulf Corp.	358	10,890
Hercules Inc.(2)	1,179	13,323
International Flavors & Fragrances Inc.	829	27,772
Lubrizol Corp.	715	31,052
Lyondell Chemical Co.	2,122	50,546
MacDermid Inc.	253	7,059
Minerals Technologies Inc.(1)	221	12,352
Olin Corp.	766	15,075
OM Group Inc.(1)(2)	305	5,722
OMNOVA Solutions Inc.(2)	385	1,848
Penford Corp.	114	1,391
PolyOne Corp.(2)	955	6,141
PPG Industries Inc.	1,721	99,646
Praxair Inc.	3,319	175,774
Quaker Chemical Corp.	114	2,192
Rohm & Haas Co.	1,483	71,807
RPM International Inc.	1,254	21,782
Schulman (A.) Inc.	313	6,736
Sensient Technologies Corp.(1)	486	8,699
Sherwin-Williams Co. (The)	1,155	52,460
Sigma-Aldrich Corp.	684	43,290
Valspar Corp. (The)(1)	1,039	25,632
Wellman Inc.	286	1,939

		2,020,823
COAL—0.15%
Arch Coal Inc.	672	53,424
Massey Energy Co.	792	29,993
Peabody Energy Corp.	1,353	111,514

		194,931
COMMERCIAL SERVICES—1.28%
Aaron Rents Inc.	475	10,013
ABM Industries Inc.	410	8,016
ADESA Inc.	918	22,418
Administaff Inc.	233	9,798
Alliance Data Systems Corp.(2)	689	24,528
Apollo Group Inc. Class A(2)	1,510	91,295
Arbitron Inc.	331	12,571
Banta Corp.	262	13,048
Block (H & R) Inc.	3,363	82,562
Bowne & Co. Inc.(1)	326	4,838
Career Education Corp.(2)	1,034	34,866
CCE Spinco Inc.(2)	697	9,129
CDI Corp.	138	3,781
Cendant Corp.	10,564	182,229
Central Parking Corp.	201	2,758
Chemed Corp.	260	12,917
ChoicePoint Inc.(2)	922	41,038
Coinstar Inc.(1)(2)	260	5,936
Consolidated Graphics Inc.(2)	118	5,586
Convergys Corp.(1)(2)	1,461	23,157
Corinthian Colleges Inc.(2)	956	11,262
Corporate Executive Board Co. (The)	406	36,418
CPI Corp.	78	1,459
Cross Country Healthcare Inc.(2)	226	4,018
Deluxe Corp.(1)	546	16,456
DeVry Inc.(1)(2)	616	12,320
Donnelley (R.R.) & Sons Co.	2,225	76,117

Education Management Corp.(2)	680	22,787
Equifax Inc.	1,324	50,338
Gartner Inc.(1)(2)	620	7,998
Gevity HR Inc.	286	7,356
Healthcare Services Group Inc.(1)	270	5,592
Heidrick & Struggles International Inc.(2)	197	6,314
Hooper Holmes Inc.	647	1,650
iPayment Holdings Inc.(2)	123	5,107
ITT Educational Services Inc.(1)(2)	396	23,408
Kelly Services Inc. Class A	194	5,087
Korn/Ferry International(1)(2)	407	7,607
Labor Ready Inc.(2)	549	11,430
Laureate Education Inc.(2)	521	27,358
Manpower Inc.	907	42,176
MAXIMUS Inc.	192	7,044
McKesson Corp.	3,185	164,314
Midas Inc.(2)	172	3,158
Moody’s Corp.	2,559	157,174
MPS Group Inc.(2)	1,078	14,736
Navigant Consulting Inc.(2)	521	11,452
NCO Group Inc.(1)(2)	335	5,668
On Assignment Inc.(2)	312	3,404
PAREXEL International Corp.(1)(2)	264	5,349
Paychex Inc.(1)	3,443	131,247
Pharmaceutical Product Development Inc.	524	32,462
Pre-Paid Legal Services Inc.	111	4,241
Quanta Services Inc.(1)(2)	1,211	15,949
Rent-A-Center Inc.(2)	716	13,504
Rewards Network Inc.(2)	286	1,830
Robert Half International Inc.	1,742	66,004
Rollins Inc.	318	6,268
SFBC International Inc.(1)(2)	163	2,610
Sotheby’s Holdings Inc. Class A(2)	463	8,501
SOURCECORP Inc.(2)	150	3,597
Spherion Corp.(2)	621	6,216
StarTek Inc.	147	2,646
United Rentals Inc.(1)(2)	709	16,584
Valassis Communications Inc.(2)	509	14,797
Vertrue Inc.(2)	114	4,028
Viad Corp.	234	6,863
Volt Information Sciences Inc.(2)	93	1,769
Watson Wyatt & Co. Holdings	422	11,774

		1,705,931
COMPUTERS—3.94%
Affiliated Computer Services Inc. Class A(2)	1,277	75,573
Agilysys Inc.	333	6,067
Anteon International Corp.(2)	336	18,262
Apple Computer Inc.(2)	8,697	625,227
BISYS Group Inc. (The)(2)	1,270	17,793
CACI International Inc. Class A(2)	311	17,845
Cadence Design Systems Inc.(2)	2,891	48,916
Carreker Corp.(2)	286	1,427
Catapult Communications Corp.(2)	146	2,159
Ceridian Corp.(2)	1,521	37,797
CIBER Inc.(1)(2)	644	4,250
Cognizant Technology Solutions Corp.(2)	1,414	71,195
Computer Sciences Corp.(2)	1,901	96,267
Dell Inc.(2)	24,288	728,397
Diebold Inc.	700	26,600
DST Systems Inc.(2)	653	39,121
Electronic Data Systems Corp.	5,361	128,878
EMC Corp.(2)	24,665	335,937

FactSet Research Systems Inc.	358	14,735
Gateway Inc.(1)(2)	2,735	6,865
Henry (Jack) & Associates Inc.	763	14,558
Hewlett-Packard Co.	29,602	847,505
Hutchinson Technology Inc.(1)(2)	270	7,682
Imation Corp.	358	16,493
International Business Machines Corp.	16,315	1,341,093
Komag Inc.(2)	309	10,710
Kronos Inc.(2)	333	13,939
Lexmark International Inc.(2)	1,194	53,527
Manhattan Associates Inc.(2)	311	6,369
McDATA Corp. Class A(2)	1,430	5,434
Mentor Graphics Corp.(2)	822	8,499
Mercury Computer Systems Inc.(1)(2)	215	4,435
MICROS Systems Inc.(2)	402	19,425
MTS Systems Corp.	221	7,655
National Instruments Corp.	567	18,172
NCR Corp.(2)	1,884	63,943
Network Appliance Inc.(2)	3,823	103,221
Radiant Systems Inc.(2)	239	2,906
RadiSys Corp.(1)(2)	190	3,295
Reynolds & Reynolds Co. (The) Class A	549	15,410
SanDisk Corp.(2)	1,906	119,735
SRA International Inc. Class A(2)	378	11,544
Sun Microsystems Inc.(2)	35,185	147,425
Synaptics Inc.(2)	264	6,526
Synopsys Inc.(2)	1,488	29,849
TALX Corp.	220	10,056
Unisys Corp.(2)	3,623	21,122
Western Digital Corp.(2)	2,225	41,407

		5,255,246
COSMETICS & PERSONAL CARE—1.85%
Alberto-Culver Co.	784	35,868
Avon Products Inc.	4,726	134,927
Colgate-Palmolive Co.	5,352	293,557
Procter & Gamble Co.	34,619	2,003,748

		2,468,100
DISTRIBUTION & WHOLESALE—0.29%
Bell Microproducts Inc.(1)(2)	312	2,387
Brightpoint Inc.(2)	283	7,848
Building Materials Holdings Corp.(1)	140	9,549
CDW Corp.	653	37,593
Fastenal Co.	1,286	50,398
Genuine Parts Co.	1,797	78,924
Grainger (W.W.) Inc.	785	55,814
Hughes Supply Inc.	697	24,987
Ingram Micro Inc. Class A(2)	1,187	23,657
Owens & Minor Inc.	411	11,315
ScanSource Inc.(2)	126	6,890
SCP Pool Corp.(1)	534	19,875
Tech Data Corp.(2)	598	23,729
United Stationers Inc.(2)	330	16,005
Watsco Inc.	248	14,833

		383,804
DIVERSIFIED FINANCIAL SERVICES—7.64%
American Express Co.	12,814	659,408
AmeriCredit Corp.(1)(2)	1,446	37,061
Ameriprise Financial Inc.	2,535	103,935
Bear Stearns Companies Inc. (The)	1,165	134,592
Capital One Financial Corp.	3,090	266,976

CIT Group Inc.	2,059	106,615
Citigroup Inc.	52,254	2,535,887
Countrywide Financial Corp.	6,184	211,431
E*TRADE Financial Corp.(2)	4,196	87,529
Eaton Vance Corp.	1,342	36,717
Edwards (A.G.) Inc.	793	37,160
Federal Home Loan Mortgage Corp.	7,130	465,946
Federal National Mortgage Association	9,987	487,465
Federated Investors Inc. Class B	870	32,225
Financial Federal Corp.(1)	185	8,223
Franklin Resources Inc.(1)	1,535	144,305
Goldman Sachs Group Inc. (The)	4,652	594,107
IndyMac Bancorp Inc.(1)	665	25,948
Investment Technology Group Inc.(1)(2)	434	15,381
Janus Capital Group Inc.	2,263	42,160
Jefferies Group Inc.	508	22,850
JP Morgan Chase & Co.	36,140	1,434,397
LaBranche & Co. Inc.(1)(2)	617	6,238
Legg Mason Inc.	1,254	150,091
Lehman Brothers Holdings Inc.	2,764	354,262
MBNA Corp.	12,949	351,565
Merrill Lynch & Co. Inc.	9,483	642,284
Morgan Stanley	11,124	631,176
Piper Jaffray Companies Inc.(2)	211	8,524
Portfolio Recovery Associates Inc.(2)	162	7,523
Raymond James Financial Inc.	595	22,414
Rowe (T.) Price Group Inc.	1,341	96,592
Schwab (Charles) Corp. (The)	10,637	156,045
SLM Corp.	4,322	238,099
SWS Group Inc.	172	3,602
Waddell & Reed Financial Inc. Class A	870	18,244
World Acceptance Corp.(2)	190	5,415

		10,182,392
ELECTRIC—3.20%
AES Corp. (The)(2)	6,759	106,995
Allegheny Energy Inc.(2)	1,683	53,267
ALLETE Inc.	310	13,640
Alliant Energy Corp.	1,207	33,844
Ameren Corp.	2,114	108,321
American Electric Power Co. Inc.	4,076	151,179
Aquila Inc.(2)	3,828	13,781
Avista Corp.	506	8,961
Black Hills Corp.	337	11,664
CenterPoint Energy Inc.	3,202	41,146
Central Vermont Public Service Corp.	121	2,179
CH Energy Group Inc.	136	6,242
Cinergy Corp.	2,063	87,595
Cleco Corp.	508	10,592
CMS Energy Corp.(2)	2,270	32,938
Consolidated Edison Inc.(1)	2,524	116,937
Constellation Energy Group Inc.	1,838	105,869
Dominion Resources Inc.	3,583	276,608
DPL Inc.(1)	1,346	35,009
DTE Energy Co.	1,839	79,426
Duke Energy Corp.	9,575	262,834
Duquesne Light Holdings Inc.(1)	810	13,219
Edison International	3,373	147,097
El Paso Electric Co.(2)	497	10,457
Energy East Corp.	1,525	34,770
Entergy Corp.	2,136	146,636
Exelon Corp.	6,884	365,816
FirstEnergy Corp.	3,415	167,301

FPL Group Inc.	4,072	169,232
Great Plains Energy Inc.	798	22,312
Green Mountain Power Corp.	52	1,496
Hawaiian Electric Industries Inc.(1)	857	22,196
IDACORP Inc.(1)	436	12,775
MDU Resources Group Inc.	1,232	40,336
Northeast Utilities(1)	1,513	29,791
NSTAR(1)	1,108	31,800
OGE Energy Corp.	959	25,692
Pepco Holdings Inc.	1,953	43,689
PG&E Corp.(1)	3,525	130,848
Pinnacle West Capital Corp.	1,007	41,639
PNM Resources Inc.	712	17,437
PPL Corp.	3,934	115,660
Progress Energy Inc.	2,594	113,928
Public Service Enterprise Group Inc.	2,581	167,688
Puget Energy Inc.	1,190	24,300
SCANA Corp.(1)	1,171	46,114
Sierra Pacific Resources Corp.(2)	1,898	24,750
Southern Co. (The)	7,649	264,120
TECO Energy Inc.	2,157	37,057
TXU Corp.	4,981	249,996
UIL Holdings Corp.	149	6,853
UniSource Energy Corp.	359	11,201
Westar Energy Inc.	908	19,522
Wisconsin Energy Corp.	1,208	47,184
WPS Resources Corp.(1)	412	22,788
Xcel Energy Inc.(1)	4,167	76,923

		4,261,650
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Advanced Energy Industries Inc.(2)	314	3,715
American Power Conversion Corp.	1,772	38,984
AMETEK Inc.	742	31,565
Artesyn Technologies Inc.(1)(2)	389	4,007
Belden CDT Inc.(1)	441	10,774
C&D Technologies Inc.	260	1,981
Emerson Electric Co.	4,238	316,579
Energizer Holdings Inc.(2)	671	33,409
Greatbatch Inc.(1)(2)	215	5,592
Hubbell Inc. Class B	632	28,516
Intermagnetics General Corp.(2)	263	8,390
Littelfuse Inc.(2)	235	6,404
Magnetek Inc.(2)	338	1,099
Molex Inc.	1,505	39,055
Vicor Corp.	214	3,383

		533,453
ELECTRONICS—0.77%
Agilent Technologies Inc.(2)	4,239	141,116
Amphenol Corp. Class A	924	40,896
Analogic Corp.	140	6,699
Applera Corp.-Applied Biosystems Group	1,934	51,367
Arrow Electronics Inc.(2)	1,250	40,038
Avnet Inc.(2)	1,506	36,054
Bel Fuse Inc. Class B	114	3,625
Benchmark Electronics Inc.(2)	434	14,595
Brady Corp. Class A	508	18,379
Checkpoint Systems Inc.(2)	406	10,008
Coherent Inc.(2)	314	9,320
CTS Corp.	362	4,004
Cubic Corp.	178	3,553
Cymer Inc.(2)	386	13,707

Daktronics Inc.	190	5,618
Dionex Corp.(2)	220	10,798
Electro Scientific Industries Inc.(2)	289	6,979
FEI Co.(1)(2)	249	4,773
Fisher Scientific International Inc.(2)	1,258	77,820
FLIR Systems Inc.(1)(2)	738	16,480
Gentex Corp.	1,623	31,649
Itron Inc.(2)	259	10,370
Jabil Circuit Inc.(2)	1,783	66,131
Keithley Instruments Inc.	172	2,405
KEMET Corp.(2)	893	6,314
Meade Instruments Corp.(2)	234	639
Methode Electronics Inc.	361	3,599
Park Electrochemical Corp.	198	5,144
Paxar Corp.(2)	411	8,068
PerkinElmer Inc.	1,343	31,641
Photon Dynamics Inc.(2)	170	3,108
Planar Systems Inc.(1)(2)	172	1,440
Plexus Corp.(2)	437	9,937
Rogers Corp.(1)(2)	173	6,778
Sanmina-SCI Corp.(2)	5,546	23,626
SBS Technologies Inc.(2)	172	1,732
Solectron Corp.(2)	9,470	34,660
Sonic Solutions Inc.(2)	238	3,596
Symbol Technologies Inc.	2,593	33,242
Technitrol Inc.	413	7,062
Tektronix Inc.	885	24,966
Thermo Electron Corp.(2)	1,676	50,498
Thomas & Betts Corp.(2)	550	23,078
Trimble Navigation Ltd.(2)	548	19,449
Varian Inc.(1)(2)	338	13,449
Vishay Intertechnology Inc.(2)	1,896	26,089
Waters Corp.(2)	1,138	43,016
Watts Water Technologies Inc. Class A	267	8,087
Woodward Governor Co.	100	8,601
X-Rite Inc.	210	2,100

		1,026,303
ENERGY-ALTERNATE SOURCES—0.01%
Headwaters Inc.(1)(2)	451	15,983

		15,983
ENGINEERING & CONSTRUCTION—0.14%
Dycom Industries Inc.(1)(2)	426	9,372
EMCOR Group Inc.(1)(2)	161	10,872
Fluor Corp.	905	69,920
Granite Construction Inc.	347	12,461
Insituform Technologies Inc. Class A(1)(2)	282	5,462
Jacobs Engineering Group Inc.(1)(2)	606	41,129
Shaw Group Inc. (The)(1)(2)	797	23,185
URS Corp.(2)	458	17,225

		189,626
ENTERTAINMENT—0.15%
GTECH Holdings Corp.	1,296	41,135
International Game Technology Inc.	3,483	107,207
International Speedway Corp. Class A	368	17,627
Macrovision Corp.(2)	524	8,767
Pinnacle Entertainment Inc.(2)	390	9,637
Shuffle Master Inc.(1)(2)	377	9,478

		193,851

ENVIRONMENTAL CONTROL—0.24%
Aleris International Inc.(2)	320	10,317
Allied Waste Industries Inc.(1)(2)	2,284	19,962
Mine Safety Appliances Co.(1)	272	9,849
Republic Services Inc.	1,282	48,139
Stericycle Inc.(1)(2)	463	27,261
Tetra Tech Inc.(2)	582	9,120
Waste Connections Inc.(2)	492	16,954
Waste Management Inc.	5,691	172,722

		314,324
FOOD—1.49%
Albertson’s Inc.	3,815	81,450
American Italian Pasta Co. Class A(1)	198	1,346
Campbell Soup Co.	1,917	57,069
ConAgra Foods Inc.	5,370	108,904
Corn Products International Inc.	770	18,395
Dean Foods Co.(2)	1,385	52,159
Flowers Foods Inc.	547	15,075
General Mills Inc.	3,664	180,708
Great Atlantic & Pacific Tea Co.(1)(2)	180	5,720
Hain Celestial Group Inc.(2)	380	8,041
Heinz (H.J.) Co.	3,475	117,177
Hershey Co. (The)	1,880	103,870
Hormel Foods Corp.	761	24,869
J&J Snack Foods Corp.	67	3,980
Kellogg Co.	2,648	114,447
Kroger Co.(2)	7,504	141,676
Lance Inc.	308	5,738
McCormick & Co. Inc. NVS	1,382	42,731
Nash Finch Co.	125	3,185
Performance Food Group Co.(2)	411	11,660
Ralcorp Holdings Inc.(2)	310	12,372
Ruddick Corp.	352	7,491
Safeway Inc.	4,650	110,019
Sanderson Farms Inc.(1)	154	4,702
Sara Lee Corp.	7,832	148,025
Smithfield Foods Inc.(2)	1,020	31,212
Smucker (J.M.) Co. (The)	599	26,356
SUPERVALU Inc.(1)	1,406	45,667
Sysco Corp.	6,398	198,658
Tootsie Roll Industries Inc.	268	7,753
TreeHouse Foods Inc.(1)(2)	314	5,878
Tyson Foods Inc. Class A	2,606	44,563
United Natural Foods Inc.(1)(2)	413	10,903
Whole Foods Market Inc.	1,414	109,429
Wrigley (William Jr.) Co.(1)	1,858	123,538

		1,984,766
FOREST PRODUCTS & PAPER—0.49%
Bowater Inc.(1)	599	18,401
Buckeye Technologies Inc.(2)	382	3,075
Caraustar Industries Inc.(1)(2)	288	2,503
Deltic Timber Corp.	124	6,431
Glatfelter Co.(1)	456	6,471
International Paper Co.	5,078	170,672
Longview Fibre Co.	532	11,071
Louisiana-Pacific Corp.	1,086	29,832
MeadWestvaco Corp.	1,898	53,201
Neenah Paper Inc.	162	4,536
Plum Creek Timber Co. Inc.	1,903	68,603
Pope & Talbot Inc.	172	1,433
Potlatch Corp.	312	15,906
Rayonier Inc.(1)	795	31,681

Rock-Tenn Co. Class A	362	4,941
Schweitzer-Mauduit International Inc.	149	3,692
Temple-Inland Inc.	1,173	52,609
Wausau Paper Corp.	534	6,328
Weyerhaeuser Co.	2,515	166,845

		658,231
GAS—0.40%
AGL Resources Inc.	794	27,639
Atmos Energy Corp.	810	21,190
Cascade Natural Gas Corp.	102	1,990
Energen Corp.	772	28,039
KeySpan Corp.	1,808	64,528
Laclede Group Inc. (The)	234	6,835
New Jersey Resources Corp.	289	12,106
Nicor Inc.	461	18,122
NiSource Inc.(1)	2,818	58,783
Northwest Natural Gas Co.	286	9,775
ONEOK Inc.	1,035	27,562
Peoples Energy Corp.(1)	390	13,677
Piedmont Natural Gas Co.(1)	784	18,941
Sempra Energy	2,645	118,602
South Jersey Industries Inc.	296	8,625
Southern Union Co.(2)	980	23,157
Southwest Gas Corp.	381	10,058
UGI Corp.	1,100	22,660
Vectren Corp.	780	21,185
WGL Holdings Inc.(1)	509	15,301

		528,775
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.(1)	299	7,669
Black & Decker Corp.	818	71,133
Kennametal Inc.	406	20,722
Regal-Beloit Corp.	310	10,974
Snap-On Inc.	620	23,287
Stanley Works (The)	738	35,454

		169,239
HEALTH CARE-PRODUCTS—3.64%
Advanced Medical Optics Inc.(2)	673	28,131
American Medical Systems Holdings Inc.(2)	716	12,766
ArthroCare Corp.(1)(2)	260	10,956
Bard (C.R.) Inc.	1,087	71,655
Bausch & Lomb Inc.	559	37,956
Baxter International Inc.	6,434	242,240
Beckman Coulter Inc.	650	36,985
Becton, Dickinson & Co.	2,594	155,848
BioLase Technology Inc.(1)	286	2,285
Biomet Inc.	2,577	94,241
Biosite Inc.(2)	172	9,682
Boston Scientific Corp.(2)	6,103	149,462
CONMED Corp.(1)(2)	311	7,358
Cooper Companies Inc.	461	23,649
Cyberonics Inc.(1)(2)	240	7,752
Cytyc Corp.(2)	1,164	32,860
Datascope Corp.	149	4,924
DENTSPLY International Inc.	816	43,811
Diagnostic Products Corp.	240	11,652
DJ Orthopedics Inc.(2)	215	5,930
Edwards Lifesciences Corp.(2)	613	25,507
Gen-Probe Inc.(2)	530	25,859
Guidant Corp.	3,436	222,481

Haemonetics Corp.(2)	264	12,899
Henry Schein Inc.(2)	906	39,538
Hillenbrand Industries Inc.	630	31,128
Hologic Inc.(1)(2)	468	17,747
ICU Medical Inc.(2)	138	5,411
IDEXX Laboratories Inc.(1)(2)	340	24,473
Immucor Inc.(2)	473	11,049
INAMED Corp.(2)	373	32,705
Intuitive Surgical Inc.(2)	362	42,452
Invacare Corp.	333	10,486
Johnson & Johnson	30,726	1,846,633
Kensey Nash Corp.(1)(2)	115	2,533
Laserscope(2)	206	4,627
LCA-Vision Inc.	210	9,977
Medtronic Inc.(1)	12,483	718,646
Mentor Corp.(1)	385	17,741
Merit Medical Systems Inc.(2)	264	3,205
Osteotech Inc.(2)	198	984
Patterson Companies Inc.(1)(2)	1,428	47,695
PolyMedica Corp.	273	9,137
Possis Medical Inc.(2)	198	1,970
ResMed Inc.(1)(2)	718	27,507
Respironics Inc.(2)	739	27,395
St. Jude Medical Inc.(2)	3,796	190,559
Steris Corp.	724	18,114
Stryker Corp.	3,004	133,468
SurModics Inc.(2)	156	5,770
Sybron Dental Specialties Inc.(2)	409	16,282
TECHNE Corp.(2)	412	23,134
Varian Medical Systems Inc.(1)(2)	1,350	67,959
Viasys Healthcare Inc.(2)	314	8,070
Vital Sign Inc.	64	2,740
Zimmer Holdings Inc.(2)	2,556	172,377

		4,848,401
HEALTH CARE-SERVICES—2.12%
Aetna Inc.	2,951	278,309
Amedisys Inc.(1)(2)	161	6,801
American Healthways Inc.(1)(2)	340	15,385
AMERIGROUP Corp.(2)	526	10,236
AmSurg Corp.(2)	308	7,041
Apria Healthcare Group Inc.(2)	524	12,634
Centene Corp.(2)	432	11,357
Community Health Systems Inc.(2)	897	34,391
Covance Inc.(2)	661	32,092
Coventry Health Care Inc.(2)	1,667	94,952
Gentiva Health Services Inc.(2)	239	3,523
HCA Inc.	4,390	221,695
Health Management Associates Inc. Class A	2,555	56,108
Health Net Inc.(2)	1,169	60,262
Humana Inc.(2)	1,684	91,492
Laboratory Corp. of America Holdings(2)	1,373	73,936
LifePoint Hospitals Inc.(1)(2)	596	22,350
Lincare Holdings Inc.(2)	1,009	42,287
Manor Care Inc.(1)	823	32,731
Odyssey Healthcare Inc.(1)(2)	380	7,083
Pediatrix Medical Group Inc.(2)	254	22,497
Quest Diagnostics Inc.	1,723	88,700
RehabCare Group Inc.(2)	165	3,333
Renal Care Group Inc.(2)	723	34,205
Sierra Health Services Inc.(1)(2)	266	21,269
Sunrise Senior Living Inc.(1)(2)	376	12,675
Tenet Healthcare Corp.(2)	4,871	37,312

Triad Hospitals Inc.(2)	893	35,032
United Surgical Partners International Inc.(1)(2)	468	15,046
UnitedHealth Group Inc.	14,092	875,671
Universal Health Services Inc. Class B	580	27,109
WellPoint Inc.(2)	6,811	543,450

		2,830,964
HOLDING COMPANIES-DIVERSIFIED—0.03%
Leucadia National Corp.	853	40,483

		40,483
HOME BUILDERS—0.53%
Beazer Homes USA Inc.(1)	430	31,321
Centex Corp.	1,323	94,581
Champion Enterprises Inc.(1)(2)	791	10,773
Coachmen Industries Inc.	172	2,031
Fleetwood Enterprises Inc.(2)	618	7,632
Horton (D.R.) Inc.	2,794	99,830
Hovnanian Enterprises Inc. Class A(1)(2)	372	18,466
KB Home	813	59,073
Lennar Corp. Class A	1,408	85,916
M.D.C. Holdings Inc.	336	20,825
M/I Homes Inc.	126	5,118
Meritage Homes Corp.(1)(2)	235	14,786
Monaco Coach Corp.(1)	307	4,083
NVR Inc.(1)(2)	54	37,908
Pulte Homes Inc.	2,216	87,222
Ryland Group Inc.(1)	488	35,199
Skyline Corp.	78	2,839
Standard Pacific Corp.(1)	720	26,496
Thor Industries Inc.(1)	364	14,585
Toll Brothers Inc.(1)(2)	1,217	42,157
Winnebago Industries Inc.(1)	357	11,881

		712,722
HOME FURNISHINGS—0.13%
Audiovox Corp. Class A(2)	190	2,633
Bassett Furniture Industries Inc.	114	2,109
Ethan Allen Interiors Inc.(1)	349	12,749
Furniture Brands International Inc.(1)	518	11,567
Harman International Industries Inc.	682	66,734
La-Z-Boy Inc.(1)	545	7,390
Maytag Corp.	843	15,865
Whirlpool Corp.(1)	689	57,711

		176,758
HOUSEHOLD PRODUCTS & WARES—0.51%
American Greetings Corp. Class A(1)	671	14,742
Avery Dennison Corp.	1,142	63,118
Blyth Inc.(1)	268	5,615
Church & Dwight Co. Inc.(1)	666	21,998
Clorox Co. (The)	1,551	88,236
CNS Inc.	145	3,177
Fortune Brands Inc.	1,512	117,966
Fossil Inc.(1)(2)	525	11,293
Harland (John H.) Co.(1)	288	10,829
Kimberly-Clark Corp.	4,820	287,513
Playtex Products Inc.(2)	634	8,667
Russ Berrie & Co. Inc.	179	2,044
Scotts Miracle-Gro Co. (The) Class A	472	21,353
Spectrum Brands Inc.(2)	375	7,616
Standard Register Co. (The)	148	2,340
Tupperware Corp.	554	12,410
WD-40 Co.	170	4,464

		683,381

HOUSEWARES—0.07%
Libbey Inc.	138	1,410
National Presto Industries Inc.	45	1,996
Newell Rubbermaid Inc.	2,848	67,725
Toro Co.	435	19,040

		90,171
INSURANCE—5.16%
ACE Ltd.	3,338	178,383
AFLAC Inc.	5,161	239,574
Allstate Corp. (The)	6,692	361,836
Ambac Financial Group Inc.(1)	1,090	83,995
American Financial Group Inc.	486	18,619
American International Group Inc.	26,808	1,829,110
AmerUs Group Co.(1)	411	23,291
AON Corp.	3,288	118,204
Berkley (W.R.) Corp.	1,159	55,192
Brown & Brown Inc.(1)	1,148	35,060
Chubb Corp.	2,060	201,159
CIGNA Corp.	1,297	144,875
Cincinnati Financial Corp.	1,807	80,737
Delphi Financial Group Inc. Class A	298	13,711
Everest Re Group Ltd.	636	63,823
Fidelity National Financial Inc.	1,794	66,001
First American Corp.	979	44,349
Gallagher (Arthur J.) & Co.(1)	1,002	30,942
Genworth Financial Inc. Class A	3,883	134,274
Hanover Insurance Group Inc. (The)	569	23,767
Hartford Financial Services Group Inc.	3,099	266,173
HCC Insurance Holdings Inc.	1,087	32,262
Hilb, Rogal & Hobbs Co.(1)	382	14,711
Horace Mann Educators Corp.	438	8,304
Infinity Property & Casualty Corp.	221	8,223
Jefferson-Pilot Corp.	1,389	79,076
LandAmerica Financial Group Inc.	188	11,731
Lincoln National Corp.	1,781	94,446
Loews Corp.	1,401	132,885
Marsh & McLennan Companies Inc.	5,610	178,174
MBIA Inc.(1)	1,381	83,081
Mercury General Corp.	360	20,959
MetLife Inc.	7,813	382,837
MGIC Investment Corp.	934	61,476
Ohio Casualty Corp.	648	18,351
Old Republic International Corp.	1,893	49,710
Philadelphia Consolidated Holding Corp.(1)(2)	193	18,661
PMI Group Inc. (The)	917	37,661
Presidential Life Corp.	213	4,056
Principal Financial Group Inc.	2,891	137,120
ProAssurance Corp.(1)(2)	309	15,030
Progressive Corp. (The)	2,036	237,764
Protective Life Corp.	722	31,602
Prudential Financial Inc.	5,211	381,393
Radian Group Inc.	867	50,798
RLI Corp.	226	11,271
SAFECO Corp.	1,275	72,038
SCPIE Holdings Inc.(2)	114	2,371
Selective Insurance Group Inc.	289	15,346
St. Paul Travelers Companies Inc.	7,144	319,122
StanCorp Financial Group Inc.	576	28,771
Stewart Information Services Corp.	198	9,637

Torchmark Corp.(1)	1,074	59,714
UICI	369	13,103
United Fire & Casualty Co.	175	7,075
Unitrin Inc.	478	21,534
UNUMProvident Corp.	3,081	70,093
XL Capital Ltd. Class A	1,796	121,014
Zenith National Insurance Corp.	379	17,479

		6,871,954
INTERNET—1.22%
Amazon.com Inc.(2)	3,166	149,277
Avocent Corp.(2)	530	14,411
Blue Coat Systems Inc.(2)	133	6,081
CheckFree Corp.(1)(2)	927	42,549
Digital Insight Corp.(2)	363	11,623
eBay Inc.(2)	11,793	510,047
F5 Networks Inc.(2)	406	23,219
InfoSpace Inc.(2)	285	7,359
Internet Security Systems Inc.(2)	413	8,652
j2 Global Communications Inc.(2)	245	10,471
McAfee Inc.(2)	1,709	46,365
MIVA Inc.(2)	310	1,535
Monster Worldwide Inc.(1)(2)	1,278	52,168
Napster Inc.(1)(2)	338	1,190
PC-Tel Inc.(2)	234	2,050
RSA Security Inc.(2)	750	8,423
Secure Computing Corp.(2)	376	4,610
Symantec Corp.(2)	11,161	195,318
WebEx Communications Inc.(1)(2)	367	7,938
Websense Inc.(1)(2)	243	15,951
Yahoo! Inc.(2)	13,030	510,515

		1,629,752
IRON & STEEL—0.21%
Allegheny Technologies Inc.	859	30,993
Carpenter Technology Corp.	229	16,138
Chaparral Steel Co.(2)	234	7,079
Cleveland-Cliffs Inc.	225	19,928
Material Sciences Corp.(2)	140	1,974
Nucor Corp.	1,601	106,819
Reliance Steel & Aluminum Co.	290	17,725
Ryerson Tull Inc.(1)	286	6,956
Steel Dynamics Inc.(1)	403	14,311
Steel Technologies Inc.	109	3,051
United States Steel Corp.(1)	1,176	56,530

		281,504
LEISURE TIME—0.39%
Arctic Cat Inc.	124	2,487
Bally Total Fitness Holding Corp.(1)(2)	406	2,550
Brunswick Corp.	979	39,806
Callaway Golf Co.	693	9,591
Carnival Corp.	4,487	239,920
Harley-Davidson Inc.	2,836	146,026
K2 Inc.(2)	483	4,883
Multimedia Games Inc.(1)(2)	285	2,636
Nautilus Inc.	338	6,307
Pegasus Solutions Inc.(2)	212	1,902
Polaris Industries Inc.(1)	438	21,988
Sabre Holdings Corp.	1,342	32,356
WMS Industries Inc.(1)(2)	229	5,746

		516,198

LODGING—0.39%
Aztar Corp.(2)	362	11,001
Boyd Gaming Corp.	452	21,542
Harrah’s Entertainment Inc.	1,902	135,594
Hilton Hotels Corp.	3,393	81,805
Marcus Corp.	234	5,499
Marriott International Inc. Class A	1,697	113,648
Starwood Hotels & Resorts Worldwide Inc.	2,255	144,004

		513,093
MACHINERY—0.79%
AGCO Corp.(1)(2)	980	16,239
Albany International Corp. Class A	334	12,077
Applied Industrial Technologies Inc.	263	8,860
Astec Industries Inc.(2)	176	5,748
Briggs & Stratton Corp.	530	20,559
Caterpillar Inc.	7,018	405,430
Cognex Corp.	505	15,195
Cummins Inc.(1)	483	43,340
Deere & Co.	2,497	170,071
Flowserve Corp.(2)	581	22,984
Gardner Denver Inc.(2)	266	13,114
Gerber Scientific Inc.(2)	260	2,488
Graco Inc.	717	26,156
IDEX Corp.	548	22,528
JLG Industries Inc.	539	24,611
Joy Global Inc.	1,255	50,200
Lindsay Manufacturing Co.	120	2,308
Manitowoc Co. Inc. (The)	312	15,669
Nordson Corp.	344	13,935
Robbins & Myers Inc.(1)	146	2,971
Rockwell Automation Inc.	1,856	109,801
Stewart & Stevenson Services Inc.	290	6,128
Tecumseh Products Co. Class A	195	4,467
Zebra Technologies Corp. Class A(1)(2)	723	30,981

		1,045,860
MANUFACTURING—5.18%
Acuity Brands Inc.	449	14,278
AptarGroup Inc.	366	19,105
Barnes Group Inc.	185	6,105
Brink’s Co. (The)	599	28,698
Carlisle Companies Inc.(1)	320	22,128
Ceradyne Inc.(1)(2)	261	11,432
CLARCOR Inc.	530	15,746
Cooper Industries Ltd.	941	68,693
Crane Co.	522	18,411
Danaher Corp.	2,457	137,051
Donaldson Co. Inc.	699	22,228
Dover Corp.	2,096	84,867
Eastman Kodak Co.(1)	2,968	69,451
Eaton Corp.	1,531	102,715
EnPro Industries Inc.(2)	213	5,740
Federal Signal Corp.(1)	500	7,505
General Electric Co.	109,141	3,825,392
Griffon Corp.(2)	262	6,238
Harsco Corp.	433	29,232
Honeywell International Inc.	8,695	323,889
Illinois Tool Works Inc.	2,112	185,835
Ingersoll-Rand Co. Class A	3,411	137,702
ITT Industries Inc.	948	97,473
Lancaster Colony Corp.	285	10,559
Leggett & Platt Inc.	1,914	43,945

Lydall Inc.(2)	148	1,206
Myers Industries Inc.	312	4,549
Pall Corp.	1,280	34,381
Parker Hannifin Corp.	1,239	81,724
Pentair Inc.(1)	1,052	36,315
Roper Industries Inc.	882	34,848
Smith (A.O.) Corp.	216	7,582
SPX Corp.(1)	682	31,215
Standex International Corp.	123	3,414
Sturm Ruger & Co. Inc.	312	2,187
Teleflex Inc.	422	27,422
Textron Inc.	1,366	105,155
3M Co.	7,842	607,755
Tredegar Corp.	275	3,545
Trinity Industries Inc.	465	20,493
Tyco International Ltd.	20,774	599,538

		6,895,747
MEDIA—2.86%
Belo (A.H.) Corp.	970	20,768
Clear Channel Communications Inc.	5,575	175,334
Comcast Corp. Class A(2)	22,408	581,712
Dow Jones & Co. Inc.(1)	610	21,649
Emmis Communications Corp.(2)	388	7,725
Entercom Communications Corp.(2)	411	12,194
4Kids Entertainment Inc.(1)(2)	126	1,977
Gannett Co. Inc.	2,474	149,850
Knight Ridder Inc.(1)	723	45,766
Lee Enterprises Inc.	485	17,901
McGraw-Hill Companies Inc. (The)	3,883	200,479
Media General Inc. Class A	257	13,030
Meredith Corp.	434	22,716
Nelson (Thomas) Inc.	147	3,624
New York Times Co. Class A(1)	1,504	39,781
News Corp. Class A	25,107	390,414
Readers Digest Association Inc. (The)(1)	1,051	15,996
Scholastic Corp.(1)(2)	368	10,492
Scripps (E.W.) Co. Class A	882	42,354
Time Warner Inc.	48,177	840,207
Tribune Co.	2,697	81,611
Univision Communications Inc. Class A(1)(2)	2,303	67,685
Viacom Inc. Class B	15,947	519,872
Walt Disney Co. (The)	19,849	475,781
Washington Post Co. (The) Class B(1)	60	45,900
Westwood One Inc.(1)	707	11,524

		3,816,342
METAL FABRICATE & HARDWARE—0.14%
Castle (A.M.) & Co.(2)	93	2,031
Commercial Metals Co.	620	23,275
Kaydon Corp.(1)	290	9,321
Lawson Products Inc.	54	2,038
Mueller Industries Inc.	383	10,502
NS Group Inc.(2)	232	9,700
Precision Castparts Corp.	1,374	71,187
Quanex Corp.	261	13,042
Timken Co. (The)	859	27,505
Valmont Industries Inc.	177	5,922
Wolverine Tube Inc.(2)	146	739
Worthington Industries Inc.(1)	748	14,369

		189,631

MINING—0.59%
Alcoa Inc.	8,977	265,450
AMCOL International Corp.	220	4,514
Brush Engineered Materials Inc.(2)	198	3,148
Century Aluminum Co.(1)(2)	247	6,474
Freeport-McMoRan Copper & Gold Inc.	1,889	101,628
Newmont Mining Corp.	4,627	247,082
Phelps Dodge Corp.	1,045	150,344
RTI International Metals Inc.(2)	220	8,349

		786,989
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc.(1)(2)	260	9,004
Pitney Bowes Inc.	2,339	98,823
Xerox Corp.(2)	9,904	145,094

		252,921
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.(1)	707	19,930
HNI Corp.	570	31,310
Interface Inc. Class A(2)	530	4,357

		55,597
OIL & GAS—7.39%
Amerada Hess Corp.(1)	826	104,753
Anadarko Petroleum Corp.	2,456	232,706
Apache Corp.	3,399	232,899
Atwood Oceanics Inc.(2)	135	10,534
Burlington Resources Inc.	3,900	336,180
Cabot Oil & Gas Corp.	502	22,640
Chevron Corp.	23,188	1,316,383
Cimarex Energy Co.(2)	843	36,257
ConocoPhillips	14,338	834,185
Denbury Resources Inc.(2)	1,152	26,243
Devon Energy Corp.	4,584	286,683
ENSCO International Inc.	1,569	69,585
EOG Resources Inc.	2,489	182,618
Exxon Mobil Corp.	64,273	3,610,214
Forest Oil Corp.(2)	552	25,155
Frontier Oil Corp.	566	21,242
Helmerich & Payne Inc.	532	32,936
Kerr-McGee Corp.	1,191	108,214
Marathon Oil Corp.	3,783	230,650
Murphy Oil Corp.	1,708	92,215
Nabors Industries Ltd.(2)	1,624	123,018
Newfield Exploration Co.(2)	1,309	65,542
Noble Corp.	1,417	99,955
Noble Energy Inc.	1,809	72,903
Occidental Petroleum Corp.	4,148	331,342
Patterson-UTI Energy Inc.	1,768	58,256
Penn Virginia Corp.	194	11,136
Petroleum Development Corp.(2)	171	5,701
Pioneer Natural Resources Co.	1,329	68,138
Plains Exploration & Production Co.(2)	805	31,983
Pogo Producing Co.	621	30,932
Pride International Inc.(2)	1,640	50,430
Quicksilver Resources Inc.(2)	689	28,945
Remington Oil & Gas Corp.(2)	239	8,724
Rowan Companies Inc.	1,124	40,059
Southwestern Energy Co.(2)	1,703	61,206
St. Mary Land & Exploration Co.	604	22,233
Stone Energy Corp.(2)	284	12,931
Sunoco Inc.	1,397	109,497
Swift Energy Co.(1)(2)	289	13,025

Transocean Inc.(2)	3,418	238,200
Unit Corp.(2)	469	25,809
Valero Energy Corp.	6,362	328,279
Vintage Petroleum Inc.	573	30,558
XTO Energy Inc.	3,740	164,336

		9,845,430
OIL & GAS SERVICES—1.44%
Baker Hughes Inc.	3,540	215,161
BJ Services Co.	3,322	121,818
Cal Dive International Inc.(2)	814	29,214
CARBO Ceramics Inc.	207	11,700
Cooper Cameron Corp.(2)	1,155	47,817
Dril-Quip Inc.(2)	85	4,012
FMC Technologies Inc.(1)(2)	716	30,731
Grant Prideco Inc.(2)	1,320	58,238
Halliburton Co.	5,291	327,830
Hanover Compressor Co.(1)(2)	940	13,263
Hydril Co. LP(2)	206	12,896
Input/Output Inc.(1)(2)	795	5,589
Lone Star Technologies Inc.(2)	308	15,911
Lufkin Industries Inc.	151	7,530
Maverick Tube Corp.(1)(2)	450	17,937
National Oilwell Varco Inc.(2)	1,791	112,296
Oceaneering International Inc.(2)	265	13,192
Schlumberger Ltd.	6,079	590,575
Seacor Holdings Inc.(2)	212	14,437
Smith International Inc.	2,064	76,595
Tetra Technologies Inc.(2)	352	10,743
Tidewater Inc.	621	27,610
Veritas DGC Inc.(2)	369	13,096
Weatherford International Ltd.(2)	3,575	129,415
W-H Energy Services Inc.(2)	286	9,461

		1,917,067
PACKAGING & CONTAINERS—0.15%
Ball Corp.	1,070	42,500
Bemis Co. Inc.	1,113	31,019
Chesapeake Corp.(1)	197	3,345
Packaging Corp. of America	663	15,216
Pactiv Corp.(2)	1,504	33,088
Sealed Air Corp.(2)	832	46,733
Sonoco Products Co.	1,018	29,929

		201,830
PHARMACEUTICALS—5.49%
Abbott Laboratories	16,008	631,195
Allergan Inc.	1,354	146,178
Alpharma Inc. Class A	439	12,516
AmerisourceBergen Corp.	2,144	88,762
Barr Pharmaceuticals Inc.(2)	1,100	68,519
Bradley Pharmaceuticals Inc.(1)(2)	186	1,767
Bristol-Myers Squibb Co.	20,188	463,920
Cardinal Health Inc.	4,418	303,738
Caremark Rx Inc.(2)	4,658	241,238
Cephalon Inc.(2)	602	38,973
Connetics Corp.(2)	381	5,505
Express Scripts Inc.(2)	1,501	125,784
Forest Laboratories Inc.(2)	3,490	141,973
Gilead Sciences Inc.(2)	4,742	249,571
Hospira Inc.(2)	1,647	70,459
IVAX Corp.(2)	2,229	69,835
King Pharmaceuticals Inc.(2)	2,533	42,858

Lilly (Eli) & Co.	11,730	663,801
Medco Health Solutions Inc.(2)	3,185	177,723
Medicis Pharmaceutical Corp. Class A(1)	557	17,852
Merck & Co. Inc.	22,566	717,824
MGI Pharma Inc.(2)	768	13,179
Mylan Laboratories Inc.	2,263	45,169
Nature’s Sunshine Products Inc.	113	2,043
NBTY Inc.(2)	573	9,311
Noven Pharmaceuticals Inc.(2)	260	3,934
Omnicare Inc.	1,222	69,923
Par Pharmaceutical Companies Inc.(1)(2)	359	11,251
Perrigo Co.(1)	879	13,106
Pfizer Inc.	76,135	1,775,468
Schering-Plough Corp.	15,260	318,171
Sepracor Inc.(2)	1,088	56,141
Theragenics Corp.(2)	338	1,021
USANA Health Sciences Inc.(2)	104	3,989
Valeant Pharmaceuticals International	948	17,140
VCA Antech Inc.(1)(2)	866	24,421
Watson Pharmaceuticals Inc.(1)(2)	1,042	33,875
Wyeth	13,852	638,162

		7,316,295
PIPELINES—0.38%
Dynegy Inc. Class A(1)(2)	3,054	14,781
El Paso Corp.	6,820	82,931
Equitable Resources Inc.	1,253	45,973
Kinder Morgan Inc.	1,085	99,766
National Fuel Gas Co.	871	27,167
Questar Corp.	876	66,313
Western Gas Resources Inc.(1)	596	28,066
Williams Companies Inc.	5,907	136,865

		501,862
REAL ESTATE INVESTMENT TRUSTS—1.03%
Acadia Realty Trust	316	6,336
AMB Property Corp.	892	43,860
Apartment Investment & Management Co. Class A	998	37,794
Archstone-Smith Trust	2,193	91,865
Colonial Properties Trust	462	19,395
Commercial Net Lease Realty Inc.	572	11,652
Developers Diversified Realty Corp.	1,125	52,898
EastGroup Properties Inc.	214	9,664
Entertainment Properties Trust	283	11,532
Equity Office Properties Trust	4,210	127,689
Equity Residential	2,964	115,952
Essex Property Trust Inc.	234	21,575
Glenborough Realty Trust Inc.	338	6,118
Highwoods Properties Inc.	570	16,217
Hospitality Properties Trust	741	29,714
Kilroy Realty Corp.	306	18,941
Lexington Corporate Properties Trust	507	10,799
Liberty Property Trust(1)	918	39,336
Macerich Co. (The)	619	41,560
Mack-Cali Realty Corp.	638	27,562
New Century Financial Corp.(1)	583	21,029
New Plan Excel Realty Trust Inc.(1)	1,106	25,637
Parkway Properties Inc.	147	5,901
ProLogis	2,524	117,921
Public Storage Inc.	857	58,036
Regency Centers Corp.	689	40,617
Shurgard Storage Centers Inc. Class A	497	28,185
Simon Property Group Inc.	1,919	147,053

Sovran Self Storage Inc.	174	8,173
Town & Country Trust (The)(1)	181	6,120
United Dominion Realty Trust Inc.	1,435	33,636
Vornado Realty Trust	1,222	102,000
Weingarten Realty Investors	818	30,929

		1,365,696
RETAIL—6.27%
Abercrombie & Fitch Co. Class A	898	58,532
Advance Auto Parts Inc.(2)	1,102	47,893
Aeropostale Inc.(2)	593	15,596
American Eagle Outfitters Inc.(1)	1,374	31,575
AnnTaylor Stores Corp.(2)	768	26,511
Applebee’s International Inc.	813	18,366
AutoNation Inc.(2)	1,874	40,722
AutoZone Inc.(2)	576	52,848
Barnes & Noble Inc.(1)	540	23,042
Bed Bath & Beyond Inc.(2)	3,052	110,330
Best Buy Co. Inc.	4,210	183,051
Big Lots Inc.(1)(2)	1,202	14,436
BJ’s Wholesale Club Inc.(2)	712	21,047
Bob Evans Farms Inc.(1)	363	8,371
Borders Group Inc.	682	14,779
Brinker International Inc.	907	35,065
Brown Shoe Co. Inc.	188	7,977
Burlington Coat Factory Warehouse Corp.	178	7,157
CarMax Inc.(2)	1,079	29,867
Casey’s General Store Inc.	523	12,970
Cash America International Inc.	305	7,073
Cato Corp. Class A	318	6,821
CBRL Group Inc.	478	16,802
CEC Entertainment Inc.(2)	348	11,846
Cheesecake Factory (The)(1)(2)	812	30,361
Chico’s FAS Inc.(2)	1,857	81,578
Children’s Place Retail Stores Inc. (The)(2)	207	10,230
Christopher & Banks Corp.	363	6,817
Circuit City Stores Inc.	1,610	36,370
Claire’s Stores Inc.	1,034	30,213
Copart Inc.(2)	724	16,695
Cost Plus Inc.(2)	233	3,996
Costco Wholesale Corp.(1)	4,870	240,919
CVS Corp.	8,399	221,902
Darden Restaurants Inc.	1,348	52,410
Dillard’s Inc. Class A(1)	629	15,612
Dollar General Corp.	3,257	62,111
Dollar Tree Stores Inc.(2)	1,123	26,885
Dress Barn Inc.(1)(2)	239	9,228
Family Dollar Stores Inc.	1,605	39,788
Federated Department Stores Inc.	2,804	185,989
Finish Line Inc. (The)	486	8,466
Foot Locker Inc.	1,611	38,004
Fred’s Inc.(1)	407	6,622
GameStop Corp. Class A(2)	585	18,615
Gap Inc. (The)	5,915	104,341
Genesco Inc.(1)(2)	234	9,077
Group 1 Automotive Inc.(2)	227	7,135
Guitar Center Inc.(1)(2)	264	13,203
Hancock Fabrics Inc.	234	952
Haverty Furniture Companies Inc.(1)	260	3,351
Hibbet Sporting Goods Inc.(2)	358	10,196
Home Depot Inc.	21,948	888,455
Hot Topic Inc.(1)(2)	482	6,869
IHOP Corp.	211	9,898

Insight Enterprises Inc.(1)(2)	508	9,962
Jack in the Box Inc.(2)	386	13,483
Jill (J.) Group Inc. (The)(2)	234	4,453
Jo-Ann Stores Inc.(1)(2)	236	2,785
Joseph A. Bank Clothiers Inc.(2)	122	5,296
Kohl’s Corp.(2)	3,569	173,453
Landry’s Restaurants Inc.(1)	178	4,754
Limited Brands Inc.	3,615	80,795
Linens ‘n Things Inc.(2)	475	12,635
Lone Star Steakhouse & Saloon Inc.	211	5,009
Longs Drug Stores Corp.(1)	282	10,262
Lowe’s Companies Inc.	8,069	537,880
MarineMax Inc.(2)	162	5,114
McDonald’s Corp.	12,987	437,922
Men’s Wearhouse Inc. (The)(2)	540	15,898
Michaels Stores Inc.	1,369	48,422
Movie Gallery Inc.(1)	315	1,767
MSC Industrial Direct Co. Inc. Class A	551	22,161
99 Cents Only Stores(2)	508	5,314
Nordstrom Inc.	2,252	84,225
O’Charley’s Inc.(1)(2)	214	3,319
Office Depot Inc.(2)	3,183	99,946
OfficeMax Inc.	703	17,828
O’Reilly Automotive Inc.(2)	1,147	36,715
Outback Steakhouse Inc.(1)	665	27,671
P.F. Chang’s China Bistro Inc.(1)(2)	281	13,946
Pacific Sunwear of California Inc.(2)	798	19,886
Panera Bread Co. Class A(2)	314	20,624
Papa John’s International Inc.(2)	130	7,710
Payless ShoeSource Inc.(2)	715	17,947
Penney (J.C.) Co. Inc.	2,394	133,106
Pep Boys-Manny, Moe & Jack Inc.	597	8,889
PETsMART Inc.(1)	1,436	36,848
Pier 1 Imports Inc.	933	8,145
RadioShack Corp.	1,377	28,958
Rare Hospitality International Inc.(2)	359	10,910
Red Robin Gourmet Burgers Inc.(1)(2)	145	7,389
Regis Corp.	473	18,244
Ross Stores Inc.	1,498	43,292
Ruby Tuesday Inc.(1)	640	16,570
Ryan’s Restaurant Group Inc.(2)	432	5,210
Saks Inc.(2)	1,468	24,750
School Specialty Inc.(2)	257	9,365
Sears Holdings Corp.(2)	1,029	118,880
Select Comfort Corp.(2)	357	9,764
Sonic Automotive Inc.	317	7,063
Sonic Corp.(2)	607	17,907
Stage Stores Inc.	280	8,338
Staples Inc.	7,543	171,302
Starbucks Corp.(2)	7,938	238,219
Steak n Shake Co. (The)(2)	285	4,831
Stein Mart Inc.	266	4,828
Target Corp.	9,072	498,688
Tiffany & Co.	1,470	56,286
TJX Companies Inc.	4,748	110,296
Too Inc.(2)	360	10,156
Tractor Supply Co.(2)	346	18,317
Triarc Companies Inc. Class B	568	8,435
Urban Outfitters Inc.(2)	1,145	28,980
Walgreen Co.	10,443	462,207
Wal-Mart Stores Inc.	25,804	1,207,627
Wendy’s International Inc.	1,188	65,649
Williams-Sonoma Inc.(2)	1,196	51,607

World Fuel Services Corp.(1)	284	9,576
Yum! Brands Inc.	2,924	137,077
Zale Corp.(1)(2)	498	12,525

		8,356,381
SAVINGS & LOANS—0.68%
Anchor BanCorp Wisconsin Inc.(1)	202	6,129
Astoria Financial Corp.	933	27,430
BankAtlantic Bancorp Inc. Class A	470	6,580
BankUnited Financial Corp. Class A	269	7,147
Brookline Bancorp Inc.(1)	620	8,785
Dime Community Bancshares	275	4,018
Downey Financial Corp.(1)	219	14,977
Fidelity Bankshares Inc.	230	7,521
FirstFed Financial Corp.(2)	171	9,323
Flagstar Bancorp Inc.(1)	410	5,904
Franklin Bank Corp. (Texas)(2)	241	4,336
Golden West Financial Corp.	2,641	174,306
Independence Community Bank Corp.	766	30,433
MAF Bancorp Inc.	290	12,000
New York Community Bancorp Inc.(1)	2,462	40,672
Sovereign Bancorp Inc.	3,679	79,540
Sterling Financial Corp. (Washington)(1)	357	8,918
Washington Federal Inc.(1)	912	20,967
Washington Mutual Inc.	10,181	442,874

		911,860
SEMICONDUCTORS—3.23%
Actel Corp.(2)	259	3,297
Advanced Micro Devices Inc.(2)	4,151	127,021
Altera Corp.(2)	3,733	69,173
Analog Devices Inc.	3,782	135,660
Applied Materials Inc.	16,760	300,674
Applied Micro Circuits Corp.(2)	3,220	8,275
Atmel Corp.(2)	4,419	13,655
ATMI Inc.(1)(2)	388	10,852
Broadcom Corp. Class A(2)	2,975	140,271
Brooks Automation Inc.(2)	751	9,410
Cabot Microelectronics Corp.(1)(2)	261	7,655
Cohu Inc.	215	4,917
Credence Systems Corp.(2)	990	6,890
Cree Inc.(1)(2)	795	20,066
Cypress Semiconductor Corp.(2)	1,392	19,836
DSP Group Inc.(2)	287	7,192
ESS Technology Inc.(2)	458	1,571
Exar Corp.(2)	431	5,396
Fairchild Semiconductor International Inc. Class A(2)	1,266	21,408
Freescale Semiconductor Inc. Class B(2)	4,215	106,092
Integrated Device Technology Inc.(2)	2,093	27,586
Intel Corp.	62,269	1,554,234
International Rectifier Corp.(2)	717	22,872
Intersil Corp. Class A	1,588	39,509
KLA-Tencor Corp.	2,043	100,781
Kopin Corp.(2)	674	3,606
Kulicke & Soffa Industries Inc.(2)	510	4,508
Lam Research Corp.(1)(2)	1,415	50,487
Lattice Semiconductor Corp.(2)	1,158	5,003
Linear Technology Corp.	3,141	113,296
LSI Logic Corp.(2)	4,080	32,640
Maxim Integrated Products Inc.	3,393	122,962
MEMC Electronic Materials Inc.(2)	1,674	37,113
Micrel Inc.(2)	694	8,050

Microchip Technology Inc.	2,154	69,251
Micron Technology Inc.(2)	6,353	84,558
Microsemi Corp.(2)	623	17,232
National Semiconductor Corp.	3,531	91,735
Novellus Systems Inc.(2)	1,404	33,864
NVIDIA Corp.(2)	1,749	63,943
Pericom Semiconductor Corp.(2)	312	2,487
Photronics Inc.(2)	438	6,596
PMC-Sierra Inc.(1)(2)	1,896	14,618
Power Integrations Inc.(1)(2)	338	8,048
QLogic Corp.(2)	835	27,146
Rudolph Technologies Inc.(1)(2)	164	2,112
Semtech Corp.(2)	774	14,133
Silicon Laboratories Inc.(2)	452	16,570
Skyworks Solutions Inc.(2)	1,637	8,332
Standard Microsystems Corp.(2)	198	5,681
Supertex Inc.(2)	118	5,222
Teradyne Inc.(2)	2,082	30,335
Texas Instruments Inc.	16,697	535,473
TriQuint Semiconductor Inc.(2)	1,413	6,288
Ultratech Inc.(1)(2)	239	3,924
Varian Semiconductor Equipment Associates Inc.(1)(2)	384	16,869
Veeco Instruments Inc.(1)(2)	309	5,355
Xilinx Inc.	3,571	90,025

		4,301,755
SOFTWARE—3.92%
Activision Inc.(2)	2,824	38,802
Acxiom Corp.	775	17,825
Adobe Systems Inc.	6,226	230,113
Advent Software Inc.(2)	172	4,973
Altiris Inc.(2)	287	4,847
ANSYS Inc.(2)	338	14,429
Autodesk Inc.	2,369	101,749
Automatic Data Processing Inc.	5,948	272,954
Avid Technology Inc.(2)	420	22,999
BMC Software Inc.(2)	2,246	46,021
Captaris Inc.(2)	364	1,343
Cerner Corp.(2)	323	29,364
Certegy Inc.	648	26,283
Citrix Systems Inc.(1)(2)	1,830	52,667
Computer Associates International Inc.	4,731	133,367
Compuware Corp.(2)	4,021	36,068
CSG Systems International Inc.(1)(2)	532	11,874
Dendrite International Inc.(2)	433	6,240
Digi International Inc.(2)	234	2,455
Dun & Bradstreet Corp.(2)	676	45,265
eFunds Corp.(2)	465	10,900
Electronic Arts Inc.(1)(2)	3,100	162,161
EPIQ Systems Inc.(2)	173	3,207
Fair Isaac Corp.	674	29,771
FileNET Corp.(2)	411	10,624
First Data Corp.	7,883	339,048
Fiserv Inc.(2)	1,922	83,165
Global Payments Inc.	678	31,602
Hyperion Solutions Corp.(1)(2)	610	21,832
IMS Health Inc.	2,365	58,936
Inter-Tel Inc.	208	4,071
Intuit Inc.(2)	1,823	97,166
JDA Software Group Inc.(2)	289	4,916
Keane Inc.(1)(2)	498	5,483
ManTech International Corp. Class A(2)	192	5,349

MapInfo Corp.(2)	198	2,497
Mercury Interactive Corp.(2)	902	25,067
Microsoft Corp.	94,555	2,472,613
MoneyGram International Inc.	893	23,289
MRO Software Inc.(2)	212	2,976
NDCHealth Corp.(2)	365	7,019
Novell Inc.(2)	4,012	35,426
Open Solutions Inc.(2)	203	4,653
Oracle Corp.(2)	38,807	473,833
Parametric Technology Corp.(2)	2,832	17,275
Phoenix Technologies Ltd.(2)	286	1,790
Progress Software Corp.(2)	416	11,806
Quality Systems Inc.	84	6,448
SEI Investments Co.	668	24,716
SERENA Software Inc.(2)	307	7,196
Siebel Systems Inc.	5,405	57,185
SPSS Inc.(2)	162	5,011
Sybase Inc.(2)	963	21,051
Take-Two Interactive Software Inc.(2)	720	12,744
THQ Inc.(1)(2)	652	15,550
Transaction Systems Architects Inc. Class A(2)	386	11,113
Wind River Systems Inc.(2)	786	11,609

		5,218,736
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)(2)	148	7,015

		7,015
TELECOMMUNICATIONS—5.24%
Adaptec Inc.(2)	1,154	6,716
ADC Telecommunications Inc.(2)	1,196	26,719
ADTRAN Inc.	703	20,907
Aeroflex Inc.(2)	796	8,557
Alltel Corp.	3,950	249,245
Andrew Corp.(2)	1,702	18,262
Anixter International Inc.(1)	339	13,262
Applied Signal Technology Inc.	115	2,611
AT&T Inc.	40,357	988,343
Avaya Inc.(2)	4,398	46,927
Axcelis Technologies Inc.(1)(2)	1,033	4,927
BellSouth Corp.	18,869	511,350
Black Box Corp.	185	8,765
C-COR Inc.(2)	432	2,100
CenturyTel Inc.	1,353	44,865
CIENA Corp.(2)	6,074	18,040
Cincinnati Bell Inc.(2)	2,549	8,947
Cisco Systems Inc.(2)	63,454	1,086,332
Citizens Communications Co.	3,463	42,353
Commonwealth Telephone Enterprises Inc.(1)	234	7,902
CommScope Inc.(2)	597	12,018
Comtech Telecommunications Corp.(2)	196	5,986
Comverse Technology Inc.(2)	2,074	55,148
Corning Inc.(2)	15,722	309,095
Ditech Communications Corp.(2)	295	2,463
General Communication Inc. Class A(2)	469	4,845
Harmonic Inc.(2)	742	3,599
Harris Corp.	1,372	59,010
Intrado Inc.(1)(2)	198	4,558
JDS Uniphase Corp.(2)	17,062	40,266
Lucent Technologies Inc.(2)	46,007	122,379
Motorola Inc.	25,703	580,631
NETGEAR Inc.(2)	340	6,545
Network Equipment Technologies Inc.(2)	286	1,258

Newport Corp.(2)	458	6,201
Novatel Wireless Inc.(1)(2)	302	3,657
Plantronics Inc.	509	14,405
Polycom Inc.(2)	960	14,688
Powerwave Technologies Inc.(2)	1,109	13,940
QUALCOMM Inc.	16,968	730,981
Qwest Communications International Inc.(2)	15,972	90,242
RF Micro Devices Inc.(2)	1,970	10,658
Scientific-Atlanta Inc.	1,577	67,921
Sprint Nextel Corp.	30,490	712,246
Symmetricom Inc.(2)	510	4,320
Telephone & Data Systems Inc.	1,063	38,300
Tellabs Inc.(2)	4,685	51,067
3Com Corp.(2)	4,011	14,440
Tollgrade Communications Inc.(2)	121	1,323
UTStarcom Inc.(1)(2)	1,085	8,745
Verizon Communications Inc.	28,569	860,498
Viasat Inc.(2)	236	6,308

		6,974,871
TEXTILES—0.09%
Angelica Corp.	89	1,472
Cintas Corp.	1,430	58,887
G&K Services Inc. Class A	220	8,635
Mohawk Industries Inc.(2)	548	47,665

		116,659
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	1,847	37,272
JAKKS Pacific Inc.(1)(2)	265	5,549
Lenox Group Inc.(2)	146	1,933
Mattel Inc.	4,153	65,700

		110,454
TRANSPORTATION—1.82%
Alexander & Baldwin Inc.	455	24,679
Arkansas Best Corp.	263	11,488
Burlington Northern Santa Fe Corp.	3,855	273,011
CH Robinson Worldwide Inc.	1,769	65,506
CNF Inc.	536	29,957
CSX Corp.	2,240	113,725
EGL Inc.(2)	342	12,849
Expeditors International Washington Inc.(1)	1,096	73,991
FedEx Corp.	3,126	323,197
Forward Air Corp.	338	12,388
Heartland Express Inc.	479	9,719
Hub Group Inc. Class A(2)	200	7,070
Hunt (J.B.) Transport Services Inc.(1)	1,298	29,387
Kansas City Southern Industries Inc.(2)	751	18,347
Kirby Corp.(2)	261	13,616
Knight Transportation Inc.(1)	594	12,314
Landstar System Inc.	608	25,378
Norfolk Southern Corp.	4,186	187,658
Offshore Logistics Inc.(2)	260	7,592
Old Dominion Freight Line Inc.(2)	294	7,932
Overseas Shipholding Group Inc.	302	15,218
Ryder System Inc.	670	27,483
Swift Transportation Co. Inc.(2)	578	11,733
Union Pacific Corp.	2,744	220,919
United Parcel Service Inc. Class B	11,403	856,935
Werner Enterprises Inc.(1)	528	10,402
Yellow Roadway Corp.(2)	607	27,078

		2,429,572

TRUCKING & LEASING—0.01%
GATX Corp.	523	18,870

		18,870
WATER—0.03%
American States Water Co.	172	5,298
Aqua America Inc.(1)	1,342	36,637

		41,935

TOTAL COMMON STOCKS
(Cost: $125,542,229)		133,147,603

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.89%

CERTIFICATES OF DEPOSIT(3)—0.18%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$13,492	13,503
Credit Suisse First Boston NY
4.03%, 01/04/06	13,492	13,492
First Tennessee Bank
4.18%, 01/26/06	4,183	4,182
Fortis Bank NY
3.83%-3.84%, 01/25/06	40,476	40,476
Toronto-Dominion Bank
3.94%, 07/10/06	13,492	13,492
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	116,032	116,031
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	40,476	40,476

		241,652
COMMERCIAL PAPER(3)—0.89%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	82,302	81,898
Bryant Park Funding LLC
3.92%, 02/22/06	6,886	6,848
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	58,016	57,813
CC USA Inc.
4.23%, 04/21/06	8,095	7,993
Charta LLC
4.25%, 01/26/06	20,238	20,183
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	82,390	82,292
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	99,302	98,971
Dorada Finance Inc.
3.76%, 01/26/06	2,698	2,692
Ebury Finance Ltd.
4.30%, 01/30/06	37,778	37,656
Edison Asset Securitization LLC
4.37%, 05/08/06	13,492	13,287
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	22,397	22,360
Ford Credit Floorplan Motown
4.05%, 01/06/06	53,968	53,950

Galaxy Funding Inc.
4.23%, 04/18/06	7,744	7,649
Gemini Securitization Corp.
4.25%, 01/30/06	13,492	13,449
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	132,085	131,990
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	22,937	22,917
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	40,476	40,178
HSBC PLC
3.88%, 02/03/06	8,095	8,068
Jupiter Securitization Corp.
4.23%, 01/24/06	9,444	9,421
Liberty Street Funding Corp.
4.23%, 01/04/06	10,794	10,792
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	33,460	33,420
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	28,333	28,273
Nordea North America Inc.
4.16%, 04/04/06	28,333	28,035
Prudential Funding LLC
4.27%, 01/17/06	53,968	53,879
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	26,984	26,852
Sedna Finance Inc.
3.92%, 02/21/06	6,746	6,710
Sigma Finance Inc.
4.16%, 04/06/06	16,191	16,017
Solitaire Funding Ltd.
4.24%, 01/23/06	66,200	66,044
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	7,237	7,236
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	86,005	85,984
Thunder Bay Funding Inc.
4.22%, 01/13/06	2,698	2,695
Ticonderoga Funding LLC
4.27%, 01/05/06	6,746	6,744
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	94,974	94,736

		1,187,032
LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	13,492	13,492

		13,492
MEDIUM-TERM NOTES(3)—0.07%
Dorada Finance Inc.
3.93%, 07/07/06	8,365	8,365
K2 USA LLC
3.94%, 07/07/06	16,191	16,190
Marshall & Ilsley Bank
5.18%, 12/15/06	26,984	27,072
Toronto-Dominion Bank
3.81%, 06/20/06	33,730	33,732
US Bank N.A.
2.85%, 11/15/06	5,397	5,311

		90,670

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	105,548	105,548

		105,548
REPURCHASE AGREEMENTS(3)—0.42%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $134,987 and an effective yield of 4.37%.(6)	$134,921	134,921
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $10,799 and an effective yield of 4.32%.(6)	10,794	10,794
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $215,978 and an effective yield of 4.34%.(7)	215,874	215,874
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $202,479 and an effective yield of 4.33%.(7)	202,382	202,382

		563,971
TIME DEPOSITS(3)—0.16%
UBS AG
4.06%, 01/03/06	161,905	161,905
Wells Fargo Bank N.A.
4.00%, 01/03/06	55,906	55,906

		217,811
VARIABLE & FLOATING RATE NOTES(3)—2.08%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	94,850	94,874
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	103,889	103,888
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	44,524	44,524
American Express Credit Corp.
4.39%, 11/06/07	8,095	8,103
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	87,699	87,736
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	17,540	17,540
Bank of America N.A.
4.31%, 08/10/06	134,921	134,921
Bank of Ireland
4.34%, 12/20/06(8)	26,984	26,984
Bank of Nova Scotia
4.22%, 01/03/06	10,794	10,794
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	67,191	67,188
BMW US Capital LLC
4.34%, 12/15/06(8)	26,984	26,984
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	72,588	72,586
Commodore CDO Ltd.
4.56%, 06/13/06(8)	6,746	6,746
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	94,445	94,445
DEPFA Bank PLC
4.50%, 12/15/06	26,984	26,984

Descartes Funding Trust
4.37%, 11/15/06(8)	12,143	12,143
Dexia Credit Local
4.33%, 08/30/06	13,492	13,490
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	42,905	42,906
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	26,984	26,984
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	26,984	26,984
Fifth Third Bancorp.
4.35%, 11/22/06(8)	53,968	53,968
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	18,889	18,889
General Electric Capital Corp.
4.44%, 01/09/07	12,143	12,153
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	20,238	20,238
Hartford Life Global Funding Trusts
4.36%, 02/17/07	26,984	26,984
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	80,953	80,952
Holmes Financing PLC
4.33%, 12/15/06(8)	74,207	74,207
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	22,937	22,942
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	78,254	78,251
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	28,292	28,293
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	91,746	91,750
Lothian Mortgages PLC
4.37%, 01/24/06(8)	13,492	13,492
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	41,826	41,830
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	80,683	80,726
Mound Financing PLC
4.30%, 11/08/06(8)	53,968	53,968
Natexis Banques Populaires
4.35%, 01/12/07(8)	20,238	20,238
National City Bank (Ohio)
4.26%, 01/06/06	13,492	13,492
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	99,842	99,845
Nordea Bank AB
4.34%, 12/11/06(8)	47,222	47,222
Nordea Bank PLC
4.23%, 10/02/06	16,191	16,188
Northern Rock PLC
4.32%, 11/03/06(8)	32,381	32,382
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	73,397	73,397
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	67,461	67,461
Principal Life Income Funding Trusts
4.29%, 05/10/06	20,238	20,238
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	40,476	40,472
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	22,937	22,936

Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	56,937	56,936
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	26,984	26,984
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	41,826	41,824
Strips III LLC
4.43%, 07/24/06(8)(9)	7,278	7,278
SunTrust Bank
4.19%, 04/28/06	40,476	40,476
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	60,175	60,170
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	59,365	59,365
Unicredito Italiano SpA
4.43%, 06/14/06	35,080	35,074
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	26,984	26,984
US Bank N.A.
4.31%, 09/29/06	12,143	12,141
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	87,699	87,698
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	55,679	55,678
Wells Fargo & Co.
4.36%, 09/15/06(8)	13,492	13,493
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	29,683	29,680
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	55,318	55,317
Winston Funding Ltd.
4.26%, 01/23/06(8)	19,267	19,267
World Savings Bank
4.29%, 03/09/06	40,476	40,476

		2,768,159

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,188,335)		5,188,335

TOTAL INVESTMENTS IN SECURITIES—103.83%
(Cost: $130,730,564)		138,335,938
Other Assets, Less Liabilities—(3.83)%		(5,107,573)

NET ASSETS—100.00%		$133,228,365

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.

(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.17%
Interpublic Group of Companies Inc.(1)	542,096	$5,231,226
Omnicom Group Inc.	227,597	19,375,332

		24,606,558
AEROSPACE & DEFENSE—1.96%
Boeing Co. (The)	1,018,888	71,566,693
General Dynamics Corp.	254,075	28,977,254
Goodrich (B.F.) Co.	154,903	6,366,513
L-3 Communications Holdings Inc.	151,655	11,275,549
Lockheed Martin Corp.	451,320	28,717,492
Northrop Grumman Corp.	448,469	26,957,472
Raytheon Co.	563,856	22,638,818
Rockwell Collins Inc.	218,089	10,134,596
United Technologies Corp.	1,285,689	71,882,872

		278,517,259
AGRICULTURE—1.84%
Altria Group Inc.	2,628,212	196,380,001
Archer-Daniels-Midland Co.	824,469	20,331,406
Monsanto Co.	338,889	26,274,064
Reynolds American Inc.	107,886	10,284,772
UST Inc.	206,499	8,431,354

		261,701,597
AIRLINES—0.10%
Southwest Airlines Co.	880,558	14,467,568

		14,467,568
APPAREL—0.39%
Coach Inc.(1)	479,757	15,995,098
Jones Apparel Group Inc.	147,515	4,531,661
Liz Claiborne Inc.	134,654	4,823,306
Nike Inc. Class B	239,941	20,824,479
Reebok International Ltd.	66,265	3,858,611
VF Corp.	112,283	6,213,741

		56,246,896
AUTO MANUFACTURERS—0.34%
Ford Motor Co.	2,344,763	18,101,570
General Motors Corp.	713,831	13,862,598
Navistar International Corp.(1)	77,779	2,226,035
PACCAR Inc.	213,697	14,794,243

		48,984,446
AUTO PARTS & EQUIPMENT—0.17%
Cooper Tire & Rubber Co.	77,230	1,183,164
Dana Corp.	190,385	1,366,964
Goodyear Tire & Rubber Co. (The)(1)	221,743	3,853,893

Johnson Controls Inc.	243,583	17,759,637

		24,163,658
BANKS—6.31%
AmSouth Bancorp	439,996	11,532,295
Bank of America Corp.	5,068,799	233,925,074
Bank of New York Co. Inc. (The)	972,170	30,963,614
BB&T Corp.	684,478	28,686,473
Comerica Inc.	208,630	11,841,839
Compass Bancshares Inc.	157,132	7,587,904
Fifth Third Bancorp	700,333	26,416,561
First Horizon National Corp.	158,826	6,105,271
Huntington Bancshares Inc.	288,082	6,841,947
KeyCorp	514,734	16,950,191
M&T Bank Corp.	100,712	10,982,644
Marshall & Ilsley Corp.	264,025	11,363,636
Mellon Financial Corp.	527,788	18,076,739
National City Corp.	695,669	23,353,608
North Fork Bancorp Inc.	600,423	16,427,573
Northern Trust Corp.	234,175	12,134,949
PNC Financial Services Group	368,868	22,807,108
Regions Financial Corp.	578,016	19,745,027
State Street Corp.	413,896	22,946,394
SunTrust Banks Inc.	456,154	33,189,765
Synovus Financial Corp.	394,196	10,647,234
U.S. Bancorp	2,292,504	68,522,945
Wachovia Corp.	1,960,687	103,641,915
Wells Fargo & Co.	2,110,594	132,608,621
Zions Bancorporation	131,883	9,965,079

		897,264,406
BEVERAGES—2.12%
Anheuser-Busch Companies Inc.	979,869	42,095,172
Brown-Forman Corp. Class B	104,793	7,264,251
Coca-Cola Co. (The)	2,612,466	105,308,504
Coca-Cola Enterprises Inc.	382,334	7,329,343
Constellation Brands Inc.(1)	247,954	6,503,833
Molson Coors Brewing Co. Class B	71,283	4,775,248
Pepsi Bottling Group Inc.	173,102	4,952,448
PepsiCo Inc.	2,094,130	123,721,200

		301,949,999
BIOTECHNOLOGY—1.31%
Amgen Inc.(1)	1,557,888	122,855,048
Biogen Idec Inc.(1)	428,418	19,420,188
Chiron Corp.(1)	137,834	6,128,100
Genzyme Corp.(1)	325,937	23,069,821
MedImmune Inc.(1)	310,564	10,875,951
Millipore Corp.(1)	65,475	4,323,969

		186,673,077
BUILDING MATERIALS—0.24%
American Standard Companies Inc.	230,780	9,219,661
Masco Corp.	534,953	16,150,231
Vulcan Materials Co.	128,545	8,708,924

		34,078,816
CHEMICALS—1.42%
Air Products & Chemicals Inc.	280,097	16,578,941
Ashland Inc.	90,619	5,246,840
Dow Chemical Co. (The)	1,218,150	53,379,333
Du Pont (E.I.) de Nemours and Co.	1,160,398	49,316,915
Eastman Chemical Co.	102,686	5,297,571

Ecolab Inc.	232,640	8,437,853
Engelhard Corp.	151,352	4,563,263
Hercules Inc.(1)	142,267	1,607,617
International Flavors & Fragrances Inc.	102,052	3,418,742
PPG Industries Inc.	210,851	12,208,273
Praxair Inc.	406,831	21,545,770
Rohm & Haas Co.	181,812	8,803,337
Sherwin-Williams Co. (The)	141,728	6,437,286
Sigma-Aldrich Corp.	84,888	5,372,562

		202,214,303
COMMERCIAL SERVICES—0.88%
Apollo Group Inc. Class A(1)	183,709	11,107,046
Block (H & R) Inc.	413,807	10,158,962
CCE Spinco Inc.(1)	1	11
Cendant Corp.	1,292,991	22,304,095
Convergys Corp.(1)	176,745	2,801,408
Donnelley (R.R.) & Sons Co.	274,386	9,386,745
Equifax Inc.	163,960	6,233,759
McKesson Corp.	388,345	20,034,719
Moody’s Corp.	313,198	19,236,621
Paychex Inc.	420,979	16,047,719
Robert Half International Inc.	214,942	8,144,152

		125,455,237
COMPUTERS—3.93%
Affiliated Computer Services Inc. Class A(1)	156,898	9,285,224
Apple Computer Inc.(1)	1,063,703	76,469,609
Computer Sciences Corp.(1)	233,532	11,826,060
Dell Inc.(1)	2,970,471	89,084,425
Electronic Data Systems Corp.	658,327	15,826,181
EMC Corp.(1)	3,017,470	41,097,941
Gateway Inc.(1)	332,082	833,526
Hewlett-Packard Co.	3,616,023	103,526,738
International Business Machines Corp.	1,993,562	163,870,796
Lexmark International Inc.(1)	146,502	6,567,685
NCR Corp.(1)	231,787	7,866,851
Network Appliance Inc.(1)	469,706	12,682,062
Sun Microsystems Inc.(1)	4,309,627	18,057,337
Unisys Corp.(1)	428,834	2,500,102

		559,494,537
COSMETICS & PERSONAL CARE—2.12%
Alberto-Culver Co.	95,087	4,350,230
Avon Products Inc.	578,612	16,519,373
Colgate-Palmolive Co.	653,882	35,865,428
Procter & Gamble Co.	4,230,343	244,852,253

		301,587,284
DISTRIBUTION & WHOLESALE—0.12%
Genuine Parts Co.	219,023	9,619,490
Grainger (W.W.) Inc.	95,849	6,814,864

		16,434,354
DIVERSIFIED FINANCIAL SERVICES—8.40%
American Express Co.	1,567,199	80,648,061
Ameriprise Financial Inc.	310,521	12,731,361
Bear Stearns Companies Inc. (The)	143,037	16,525,065
Capital One Financial Corp.	378,042	32,662,829
CIT Group Inc.	252,185	13,058,139
Citigroup Inc.	6,385,064	309,867,156
Countrywide Financial Corp.	753,771	25,771,431
E*TRADE Financial Corp.(1)	516,337	10,770,790

Federal Home Loan Mortgage Corp.	872,158	56,995,525
Federal National Mortgage Association	1,221,647	59,628,590
Federated Investors Inc. Class B	106,824	3,956,761
Franklin Resources Inc.	187,381	17,615,688
Goldman Sachs Group Inc. (The)	568,983	72,664,819
Janus Capital Group Inc.	272,328	5,073,471
JP Morgan Chase & Co.	4,416,278	175,282,074
Lehman Brothers Holdings Inc.	338,140	43,339,404
MBNA Corp.	1,584,129	43,009,102
Merrill Lynch & Co. Inc.	1,159,851	78,556,708
Morgan Stanley	1,360,496	77,194,543
Rowe (T.) Price Group Inc.	164,965	11,882,429
Schwab (Charles) Corp. (The)	1,302,083	19,101,558
SLM Corp.	526,729	29,017,501

		1,195,353,005
ELECTRIC—3.11%
AES Corp. (The)(1)	824,509	13,051,977
Allegheny Energy Inc.(1)	205,312	6,498,125
Ameren Corp.	257,852	13,212,336
American Electric Power Co. Inc.	496,926	18,430,985
CenterPoint Energy Inc.	390,270	5,014,970
Cinergy Corp.	251,685	10,686,545
CMS Energy Corp.(1)	276,329	4,009,534
Consolidated Edison Inc.	309,216	14,325,977
Constellation Energy Group Inc.	225,300	12,977,280
Dominion Resources Inc.	438,320	33,838,304
DTE Energy Co.	224,599	9,700,431
Duke Energy Corp.	1,170,773	32,137,719
Edison International	411,245	17,934,394
Entergy Corp.	261,901	17,979,504
Exelon Corp.	842,161	44,752,436
FirstEnergy Corp.	416,337	20,396,350
FPL Group Inc.	498,405	20,713,712
PG&E Corp.	433,088	16,076,227
Pinnacle West Capital Corp.	124,572	5,151,052
PPL Corp.	479,853	14,107,678
Progress Energy Inc.	317,662	13,951,715
Public Service Enterprise Group Inc.	316,440	20,559,107
Southern Co. (The)	935,915	32,317,145
TECO Energy Inc.	261,983	4,500,868
TXU Corp.	609,414	30,586,489
Xcel Energy Inc.	508,748	9,391,488

		442,302,348
ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp.	216,262	4,757,764
Emerson Electric Co.	518,532	38,734,340
Molex Inc.	181,257	4,703,619

		48,195,723
ELECTRONICS—0.50%
Agilent Technologies Inc.(1)	518,918	17,274,780
Applera Corp.-Applied Biosystems Group	237,240	6,301,094
Fisher Scientific International Inc.(1)	154,857	9,579,454
Jabil Circuit Inc.(1)	219,503	8,141,366
PerkinElmer Inc.	164,047	3,864,947
Sanmina-SCI Corp.(1)	664,117	2,829,138
Solectron Corp.(1)	1,150,927	4,212,393
Symbol Technologies Inc.	315,225	4,041,185
Tektronix Inc.	105,309	2,970,767
Thermo Electron Corp.(1)	204,439	6,159,747
Waters Corp.(1)	139,726	5,281,643

		70,656,514

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	109,580	8,466,151

		8,466,151
ENTERTAINMENT—0.09%
International Game Technology Inc.	425,342	13,092,027

		13,092,027
ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc.(1)	275,111	2,404,470
Waste Management Inc.	696,551	21,140,323

		23,544,793
FOOD—1.48%
Albertson’s Inc.	465,516	9,938,767
Campbell Soup Co.	234,722	6,987,674
ConAgra Foods Inc.	655,014	13,283,684
General Mills Inc.	448,442	22,117,159
Heinz (H.J.) Co.	422,440	14,244,677
Hershey Co. (The)	228,589	12,629,542
Kellogg Co.	324,183	14,011,189
Kroger Co.(1)	914,958	17,274,407
McCormick & Co. Inc. NVS	168,825	5,220,069
Safeway Inc.	567,149	13,418,745
Sara Lee Corp.	958,733	18,120,054
SUPERVALU Inc.	171,352	5,565,513
Sysco Corp.	782,961	24,310,939
Tyson Foods Inc. Class A	316,997	5,420,649
Whole Foods Market Inc.	173,610	13,435,678
Wrigley (William Jr.) Co.	226,469	15,057,924

		211,036,670
FOREST PRODUCTS & PAPER—0.46%
International Paper Co.	619,130	20,808,959
Louisiana-Pacific Corp.	133,577	3,669,360
MeadWestvaco Corp.	229,105	6,421,813
Plum Creek Timber Co. Inc.	232,322	8,375,208
Temple-Inland Inc.	141,690	6,354,797
Weyerhaeuser Co.	307,029	20,368,304

		65,998,441
GAS—0.23%
KeySpan Corp.	220,011	7,852,193
Nicor Inc.	55,239	2,171,445
NiSource Inc.	343,915	7,174,067
Peoples Energy Corp.	48,116	1,687,428
Sempra Energy	324,510	14,551,028

		33,436,161
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	98,976	8,606,953
Snap-On Inc.	72,944	2,739,777
Stanley Works (The)	91,534	4,397,293

		15,744,023
HEALTH CARE-PRODUCTS—3.51%
Bard (C.R.) Inc.	132,382	8,726,621
Bausch & Lomb Inc.	67,804	4,603,892
Baxter International Inc.	787,126	29,635,294
Becton, Dickinson & Co.	318,148	19,114,332
Biomet Inc.	314,419	11,498,303

Boston Scientific Corp.(1)	744,765	18,239,295
Guidant Corp.	418,800	27,117,300
Johnson & Johnson	3,754,748	225,660,355
Medtronic Inc.	1,526,685	87,891,255
Patterson Companies Inc.(1)	174,225	5,819,115
St. Jude Medical Inc.(1)	462,704	23,227,741
Stryker Corp.	368,073	16,353,483
Zimmer Holdings Inc.(1)	312,737	21,090,983

		498,977,969
HEALTH CARE-SERVICES—2.05%
Aetna Inc.	360,990	34,044,967
Coventry Health Care Inc.(1)	205,070	11,680,787
HCA Inc.	535,074	27,021,237
Health Management Associates Inc. Class A	311,397	6,838,278
Humana Inc.(1)	205,568	11,168,509
Laboratory Corp. of America Holdings(1)	167,804	9,036,245
Manor Care Inc.	99,739	3,966,620
Quest Diagnostics Inc.	209,188	10,768,998
Tenet Healthcare Corp.(1)	590,332	4,521,943
UnitedHealth Group Inc.	1,721,263	106,959,283
WellPoint Inc.(1)	832,684	66,439,856

		292,446,723
HOME BUILDERS—0.37%
Centex Corp.	161,266	11,528,906
Horton (D.R.) Inc.	343,622	12,277,614
KB Home	98,744	7,174,739
Lennar Corp. Class A	173,352	10,577,939
Pulte Homes Inc.	270,813	10,659,200

		52,218,398
HOME FURNISHINGS—0.06%
Maytag Corp.	100,751	1,896,134
Whirlpool Corp.	85,085	7,126,720

		9,022,854
HOUSEHOLD PRODUCTS & WARES—0.48%
Avery Dennison Corp.	139,368	7,702,869
Clorox Co. (The)	190,227	10,822,014
Fortune Brands Inc.	184,436	14,389,697
Kimberly-Clark Corp.	589,684	35,174,651

		68,089,231
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	347,721	8,268,805

		8,268,805
INSURANCE—5.20%
ACE Ltd.	406,861	21,742,652
AFLAC Inc.	631,562	29,317,108
Allstate Corp. (The)	818,690	44,266,568
Ambac Financial Group Inc.	132,777	10,231,796
American International Group Inc.	3,275,978	223,519,979
AON Corp.	403,943	14,521,751
Chubb Corp.	252,337	24,640,708
CIGNA Corp.	158,773	17,734,944
Cincinnati Financial Corp.	220,641	9,858,240
Genworth Financial Inc. Class A	475,414	16,439,816
Hartford Financial Services Group Inc.	379,128	32,563,304
Jefferson-Pilot Corp.	169,192	9,632,101
Lincoln National Corp.	218,683	11,596,759
Loews Corp.	171,155	16,234,052

Marsh & McLennan Companies Inc.	687,540	21,836,270
MBIA Inc.	169,158	10,176,545
MetLife Inc.	955,802	46,834,298
MGIC Investment Corp.	114,537	7,538,825
Principal Financial Group Inc.	353,619	16,772,149
Progressive Corp. (The)	248,964	29,074,016
Prudential Financial Inc.	637,401	46,651,379
SAFECO Corp.	155,943	8,810,780
St. Paul Travelers Companies Inc.	873,984	39,040,865
Torchmark Corp.	131,004	7,283,822
UNUMProvident Corp.	376,096	8,556,184
XL Capital Ltd. Class A	220,112	14,831,147

		739,706,058
INTERNET—1.22%
Amazon.com Inc.(1)	387,145	18,253,887
eBay Inc.(1)	1,442,503	62,388,255
Monster Worldwide Inc.(1)	155,145	6,333,019
Symantec Corp.(1)	1,365,063	23,888,603
Yahoo! Inc.(1)	1,593,684	62,440,539

		173,304,303
IRON & STEEL—0.17%
Allegheny Technologies Inc.	106,756	3,851,756
Nucor Corp.	196,433	13,106,010
United States Steel Corp.	143,149	6,881,172

		23,838,938
LEISURE TIME—0.39%
Brunswick Corp.	121,784	4,951,737
Carnival Corp.	546,835	29,239,267
Harley-Davidson Inc.	346,633	17,848,133
Sabre Holdings Corp.	165,112	3,980,850

		56,019,987
LODGING—0.41%
Harrah’s Entertainment Inc.	231,982	16,537,997
Hilton Hotels Corp.	414,254	9,987,664
Marriott International Inc. Class A	207,785	13,915,361
Starwood Hotels & Resorts Worldwide Inc.	276,718	17,671,211

		58,112,233
MACHINERY—0.63%
Caterpillar Inc.	858,541	49,597,914
Cummins Inc.	58,952	5,289,763
Deere & Co.	304,450	20,736,090
Rockwell Automation Inc.	226,118	13,377,141

		89,000,908
MANUFACTURING—5.59%
Cooper Industries Ltd.	115,671	8,443,983
Danaher Corp.	299,447	16,703,154
Dover Corp.	255,758	10,355,641
Eastman Kodak Co.	362,188	8,475,199
Eaton Corp.	186,822	12,533,888
General Electric Co.	13,335,792	467,419,510
Honeywell International Inc.	1,063,716	39,623,421
Illinois Tool Works Inc.	258,453	22,741,279
Ingersoll-Rand Co. Class A	417,592	16,858,189
ITT Industries Inc.	116,562	11,984,905
Leggett & Platt Inc.	232,271	5,332,942
Pall Corp.	156,762	4,210,627
Parker Hannifin Corp.	151,125	9,968,205

Textron Inc.	167,087	12,862,357
3M Co.	959,150	74,334,125
Tyco International Ltd.	2,540,782	73,326,969

		795,174,394
MEDIA—3.14%
Clear Channel Communications Inc.	682,255	21,456,920
Comcast Corp. Class A(1)	2,740,767	71,150,311
Dow Jones & Co. Inc.	74,233	2,634,529
Gannett Co. Inc.	302,804	18,340,838
Knight Ridder Inc.	87,495	5,538,434
McGraw-Hill Companies Inc. (The)	473,212	24,431,936
Meredith Corp.	52,836	2,765,436
New York Times Co. Class A	183,242	4,846,751
News Corp. Class A	3,071,256	47,758,031
Scripps (E.W.) Co. Class A	107,402	5,157,444
Time Warner Inc.	5,884,859	102,631,941
Tribune Co.	330,507	10,001,142
Univision Communications Inc. Class A(1)	282,261	8,295,651
Viacom Inc. Class B	1,950,564	63,588,386
Walt Disney Co. (The)	2,427,891	58,196,547

		446,794,297
MINING—0.66%
Alcoa Inc.	1,098,377	32,479,008
Freeport-McMoRan Copper & Gold Inc.	232,323	12,498,977
Newmont Mining Corp.	563,924	30,113,542
Phelps Dodge Corp.	128,176	18,440,681

		93,532,208
OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	287,947	12,165,761
Xerox Corp.(1)	1,212,268	17,759,726

		29,925,487
OIL & GAS—7.73%
Amerada Hess Corp.	100,991	12,807,679
Anadarko Petroleum Corp.	299,386	28,366,824
Apache Corp.	415,626	28,478,694
Burlington Resources Inc.	477,141	41,129,554
Chevron Corp.	2,833,458	160,855,411
ConocoPhillips	1,751,291	101,890,110
Devon Energy Corp.	560,786	35,071,556
EOG Resources Inc.	304,932	22,372,861
Exxon Mobil Corp.	7,853,419	441,126,545
Kerr-McGee Corp.	146,411	13,302,903
Marathon Oil Corp.	462,571	28,202,954
Murphy Oil Corp.	208,430	11,253,136
Nabors Industries Ltd.(1)	199,469	15,109,777
Noble Corp.	172,834	12,191,710
Occidental Petroleum Corp.	507,400	40,531,112
Rowan Companies Inc.	137,579	4,903,316
Sunoco Inc.	171,821	13,467,330
Transocean Inc.(1)	416,633	29,035,154
Valero Energy Corp.	778,333	40,161,983
XTO Energy Inc.	458,433	20,143,546

		1,100,402,155
OIL & GAS SERVICES—1.29%
Baker Hughes Inc.	431,471	26,224,807
BJ Services Co.	406,895	14,920,840
Halliburton Co.	647,293	40,106,274
National Oilwell Varco Inc.(1)	220,026	13,795,630

Schlumberger Ltd.	743,511	72,232,094
Weatherford International Ltd.(1)	438,816	15,885,139

		183,164,784
PACKAGING & CONTAINERS—0.13%
Ball Corp.	131,368	5,217,937
Bemis Co. Inc.	132,963	3,705,679
Pactiv Corp.(1)	180,922	3,980,284
Sealed Air Corp.(1)	102,761	5,772,085

		18,675,985
PHARMACEUTICALS—5.91%
Abbott Laboratories	1,957,875	77,199,011
Allergan Inc.	166,125	17,934,855
AmerisourceBergen Corp.	263,170	10,895,238
Bristol-Myers Squibb Co.	2,469,450	56,747,961
Cardinal Health Inc.	540,499	37,159,306
Caremark Rx Inc.(1)	567,691	29,400,717
Express Scripts Inc.(1)	183,836	15,405,457
Forest Laboratories Inc.(1)	426,380	17,345,138
Gilead Sciences Inc.(1)	577,990	30,419,614
Hospira Inc.(1)	203,063	8,687,035
King Pharmaceuticals Inc.(1)	304,725	5,155,947
Lilly (Eli) & Co.	1,434,580	81,182,882
Medco Health Solutions Inc.(1)	388,198	21,661,448
Merck & Co. Inc.	2,759,844	87,790,638
Mylan Laboratories Inc.	275,594	5,500,856
Pfizer Inc.	9,303,630	216,960,652
Schering-Plough Corp.	1,865,377	38,893,110
Watson Pharmaceuticals Inc.(1)	128,052	4,162,971
Wyeth	1,694,120	78,048,108

		840,550,944
PIPELINES—0.29%
Dynegy Inc. Class A(1)	379,529	1,836,920
El Paso Corp.	831,967	10,116,719
Kinder Morgan Inc.	132,833	12,213,994
Williams Companies Inc.	723,284	16,758,490

		40,926,123
REAL ESTATE INVESTMENT TRUSTS—0.68%
Apartment Investment & Management Co. Class A	120,386	4,559,018
Archstone-Smith Trust	267,592	11,209,429
Equity Office Properties Trust	512,699	15,550,161
Equity Residential	363,755	14,230,096
ProLogis	307,364	14,360,046
Public Storage Inc.	104,261	7,060,555
Simon Property Group Inc.	235,343	18,034,334
Vornado Realty Trust	149,016	12,438,366

		97,442,005
RETAIL—5.94%
AutoNation Inc.(1)	227,907	4,952,419
AutoZone Inc.(1)	69,712	6,396,076
Bed Bath & Beyond Inc.(1)	374,707	13,545,658
Best Buy Co. Inc.	515,899	22,431,289
Big Lots Inc.(1)	143,657	1,725,321
Circuit City Stores Inc.	197,762	4,467,444
Costco Wholesale Corp.	595,872	29,477,788
CVS Corp.	1,027,681	27,151,332
Darden Restaurants Inc.	165,339	6,428,380
Dillard’s Inc. Class A	77,819	1,931,468

Dollar General Corp.	399,714	7,622,546
Family Dollar Stores Inc.	195,455	4,845,329
Federated Department Stores Inc.	343,602	22,791,121
Gap Inc. (The)	724,506	12,780,286
Home Depot Inc.	2,681,132	108,532,223
Kohl’s Corp.(1)	435,160	21,148,776
Limited Brands Inc.	439,373	9,819,987
Lowe’s Companies Inc.	986,899	65,786,687
McDonald’s Corp.	1,588,519	53,564,861
Nordstrom Inc.	275,953	10,320,642
Office Depot Inc.(1)	389,870	12,241,918
OfficeMax Inc.	89,388	2,266,880
Penney (J.C.) Co. Inc.	293,158	16,299,585
RadioShack Corp.	169,223	3,558,760
Sears Holdings Corp.(1)	125,978	14,554,238
Staples Inc.	923,180	20,965,418
Starbucks Corp.(1)	969,969	29,108,770
Target Corp.	1,109,669	60,998,505
Tiffany & Co.	179,431	6,870,413
TJX Companies Inc.	581,525	13,508,826
Walgreen Co.	1,277,415	56,538,388
Wal-Mart Stores Inc.	3,152,914	147,556,375
Wendy’s International Inc.	146,677	8,105,371
Yum! Brands Inc.	357,302	16,750,318

		845,043,398
SAVINGS & LOANS—0.60%
Golden West Financial Corp.	321,666	21,229,956
Sovereign Bancorp Inc.	450,866	9,747,723
Washington Mutual Inc.	1,245,376	54,173,856

		85,151,535
SEMICONDUCTORS—3.25%
Advanced Micro Devices Inc.(1)	510,051	15,607,561
Altera Corp.(1)	457,576	8,478,883
Analog Devices Inc.	463,033	16,608,994
Applied Materials Inc.	2,047,885	36,739,057
Applied Micro Circuits Corp.(1)	377,804	970,956
Broadcom Corp. Class A(1)	365,037	17,211,495
Freescale Semiconductor Inc. Class B(1)	518,032	13,038,865
Intel Corp.	7,609,374	189,929,975
KLA-Tencor Corp.	249,188	12,292,444
Linear Technology Corp.	384,706	13,876,345
LSI Logic Corp.(1)	492,430	3,939,440
Maxim Integrated Products Inc.	413,802	14,996,184
Micron Technology Inc.(1)	779,945	10,381,068
National Semiconductor Corp.	433,817	11,270,566
Novellus Systems Inc.(1)	168,420	4,062,290
NVIDIA Corp.(1)	215,993	7,896,704
PMC-Sierra Inc.(1)	230,433	1,776,638
QLogic Corp.(1)	101,574	3,302,171
Teradyne Inc.(1)	247,848	3,611,145
Texas Instruments Inc.	2,042,228	65,494,252
Xilinx Inc.	439,871	11,089,148

		462,574,181
SOFTWARE—4.03%
Adobe Systems Inc.	758,856	28,047,318
Autodesk Inc.	291,343	12,513,182
Automatic Data Processing Inc.	727,770	33,397,365
BMC Software Inc.(1)	273,088	5,595,573
Citrix Systems Inc.(1)	222,225	6,395,636
Computer Associates International Inc.	579,214	16,328,043

Compuware Corp.(1)	489,132	4,387,514
Electronic Arts Inc.(1)	379,391	19,845,943
First Data Corp.	964,369	41,477,511
Fiserv Inc.(1)	232,892	10,077,237
IMS Health Inc.	292,237	7,282,546
Intuit Inc.(1)	223,362	11,905,195
Mercury Interactive Corp.(1)	109,080	3,031,333
Microsoft Corp.	11,554,016	302,137,518
Novell Inc.(1)	481,094	4,248,060
Oracle Corp.(1)	4,746,767	57,958,025
Parametric Technology Corp.(1)	343,625	2,096,113
Siebel Systems Inc.	667,248	7,059,484

		573,783,596
TELECOMMUNICATIONS—5.71%
ADC Telecommunications Inc.(1)	146,696	3,277,189
Alltel Corp.	483,311	30,496,924
Andrew Corp.(1)	205,302	2,202,890
AT&T Inc.	4,930,396	120,745,398
Avaya Inc.(1)	528,713	5,641,368
BellSouth Corp.	2,308,009	62,547,044
CenturyTel Inc.	164,978	5,470,670
CIENA Corp.(1)	729,347	2,166,161
Cisco Systems Inc.(1)	7,752,722	132,726,601
Citizens Communications Co.	421,570	5,155,801
Comverse Technology Inc.(1)	254,751	6,773,829
Corning Inc.(1)	1,923,509	37,816,187
JDS Uniphase Corp.(1)	2,080,895	4,910,912
Lucent Technologies Inc.(1)	5,610,603	14,924,204
Motorola Inc.	3,143,746	71,017,222
QUALCOMM Inc.	2,075,208	89,399,961
Qwest Communications International Inc.(1)	1,948,788	11,010,652
Scientific-Atlanta Inc.	193,809	8,347,354
Sprint Nextel Corp.	3,728,955	87,108,389
Tellabs Inc.(1)	564,320	6,151,088
Verizon Communications Inc.	3,489,777	105,112,083

		813,001,927
TEXTILES—0.05%
Cintas Corp.	173,801	7,157,125

		7,157,125
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	224,965	4,539,794
Mattel Inc.	509,121	8,054,294

		12,594,088
TRANSPORTATION—1.72%
Burlington Northern Santa Fe Corp.	471,336	33,380,016
CSX Corp.	274,212	13,921,743
FedEx Corp.	382,492	39,545,848
Norfolk Southern Corp.	512,991	22,997,387
Ryder System Inc.	81,066	3,325,327
Union Pacific Corp.	334,415	26,923,752
United Parcel Service Inc. Class B	1,392,829	104,671,099

		244,765,172

TOTAL COMMON STOCKS
(Cost: $13,448,862,656)		14,221,331,662

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(2)(3)	7,114,775	7,114,775

		7,114,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,114,775)		7,114,775

TOTAL INVESTMENTS IN SECURITIES—99.99%
(Cost: $13,455,977,431)		14,228,446,437
Other Assets, Less Liabilities—0.01%		877,803

NET ASSETS—100.00%		$14,229,324,240

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND *

December 31, 2005

Security	Shares	Value

COMMON STOCKS—100.09%

ADVERTISING—0.29%
Interpublic Group of Companies Inc.(1)	87,328	$842,715
Omnicom Group Inc.	101,689	8,656,785

		9,499,500
AEROSPACE & DEFENSE—1.08%
Boeing Co. (The)	177,555	12,471,463
General Dynamics Corp.	113,528	12,947,868
L-3 Communications Holdings Inc.	67,753	5,037,436
Rockwell Collins Inc.	97,432	4,527,665

		34,984,432
AGRICULTURE—1.93%
Altria Group Inc.	728,115	54,404,753
Monsanto Co.	56,025	4,343,618
UST Inc.	92,250	3,766,567

		62,514,938
AIRLINES—0.09%
Southwest Airlines Co.	173,111	2,844,214

		2,844,214
APPAREL—0.60%
Coach Inc.(1)	214,347	7,146,329
Liz Claiborne Inc.	60,148	2,154,501
Nike Inc. Class B	107,208	9,304,582
Reebok International Ltd.	15,257	888,415

		19,493,827
AUTO PARTS & EQUIPMENT—0.05%
Goodyear Tire & Rubber Co. (The)(1)	99,491	1,729,154

		1,729,154
BANKS—1.18%
Bank of America Corp.	245,430	11,326,594
Fifth Third Bancorp	165,849	6,255,824
M&T Bank Corp.	22,499	2,453,516
Marshall & Ilsley Corp.	55,442	2,386,224
Mellon Financial Corp.	91,968	3,149,904
Northern Trust Corp.	49,173	2,548,145
State Street Corp.	105,410	5,843,930
Synovus Financial Corp.	89,830	2,426,308
Zions Bancorporation	25,325	1,913,557

		38,304,002
BEVERAGES—3.19%
Anheuser-Busch Companies Inc.	437,826	18,809,005
Brown-Forman Corp. Class B(2)	29,985	2,078,560
Coca-Cola Co. (The)	642,036	25,880,471
Pepsi Bottling Group Inc.	45,890	1,312,913
PepsiCo Inc.	935,724	55,282,574

		103,363,523

BIOTECHNOLOGY—2.30%
Amgen Inc.(1)	696,111	54,895,313
Biogen Idec Inc.(1)	86,139	3,904,681
Chiron Corp.(1)	61,685	2,742,515
Genzyme Corp.(1)	88,835	6,287,741
MedImmune Inc.(1)	138,770	4,859,725
Millipore Corp.(1)	29,368	1,939,463

		74,629,438
BUILDING MATERIALS—0.14%
American Standard Companies Inc.	60,833	2,430,278
Vulcan Materials Co.	29,291	1,984,465

		4,414,743
CHEMICALS—0.42%
Ecolab Inc.	103,962	3,770,702
International Flavors & Fragrances Inc.	28,948	969,758
Praxair Inc.	98,156	5,198,342
Sherwin-Williams Co. (The)	27,859	1,265,356
Sigma-Aldrich Corp.	37,922	2,400,083

		13,604,241
COMMERCIAL SERVICES—1.10%
Apollo Group Inc. Class A(1)	82,072	4,962,073
Block (H & R) Inc.	184,780	4,536,349
Cendant Corp.	577,717	9,965,618
Convergys Corp.(1)	33,327	528,233
Equifax Inc.	73,243	2,784,699
Moody’s Corp.	64,374	3,953,851
Paychex Inc.	188,089	7,169,953
Robert Half International Inc.	50,907	1,928,866

		35,829,642
COMPUTERS—4.73%
Affiliated Computer Services Inc. Class A(1)	70,093	4,148,104
Apple Computer Inc.(1)	247,152	17,767,757
Dell Inc.(1)	1,327,301	39,805,757
EMC Corp.(1)	620,208	8,447,233
International Business Machines Corp.	890,789	73,222,856
Lexmark International Inc.(1)	65,449	2,934,079
NCR Corp.(1)	38,314	1,300,377
Network Appliance Inc.(1)	209,858	5,666,166

		153,292,329
COSMETICS & PERSONAL CARE—4.05%
Alberto-Culver Co.	26,824	1,227,198
Avon Products Inc.	165,454	4,723,712
Colgate-Palmolive Co.	292,165	16,025,250
Procter & Gamble Co.	1,890,270	109,408,828

		131,384,988
DISTRIBUTION & WHOLESALE—0.04%
Grainger (W.W.) Inc.	16,407	1,166,538

		1,166,538
DIVERSIFIED FINANCIAL SERVICES—5.03%
American Express Co.	700,268	36,035,791
Ameriprise Financial Inc.	88,793	3,640,513
Capital One Financial Corp.	168,914	14,594,170
Countrywide Financial Corp.	336,791	11,514,884

E*TRADE Financial Corp.(1)	140,733	2,935,690
Federal Home Loan Mortgage Corp.	389,699	25,466,830
Federal National Mortgage Association	272,933	13,321,860
Federated Investors Inc. Class B	47,758	1,768,956
Franklin Resources Inc.	47,722	4,486,345
Janus Capital Group Inc.	121,651	2,266,358
Lehman Brothers Holdings Inc.	57,415	7,358,881
MBNA Corp.	712,811	19,352,819
Rowe (T.) Price Group Inc.	42,750	3,079,282
Schwab (Charles) Corp. (The)	290,891	4,267,371
SLM Corp.	235,351	12,965,487

		163,055,237
ELECTRIC—0.73%
AES Corp. (The)(1)	184,190	2,915,728
Edison International	88,200	3,846,402
Exelon Corp.	225,776	11,997,737
TXU Corp.	95,306	4,783,408

		23,543,275
ELECTRICAL COMPONENTS & EQUIPMENT—0.06%
American Power Conversion Corp.	48,597	1,069,134
Molex Inc.	32,639	846,982

		1,916,116
ELECTRONICS—0.50%
Agilent Technologies Inc.(1)	81,149	2,701,450
Applera Corp.-Applied Biosystems Group	65,710	1,745,258
Fisher Scientific International Inc.(1)	69,158	4,278,114
Jabil Circuit Inc.(1)	98,124	3,639,419
Tektronix Inc.	17,417	491,334
Thermo Electron Corp.(1)	32,941	992,512
Waters Corp.(1)	62,418	2,359,400

		16,207,487
ENTERTAINMENT—0.18%
International Game Technology Inc.	190,031	5,849,154

		5,849,154
ENVIRONMENTAL CONTROL—0.15%
Waste Management Inc.	161,835	4,911,692

		4,911,692
FOOD—1.85%
Campbell Soup Co.	104,966	3,124,838
General Mills Inc.	200,364	9,881,952
Heinz (H.J.) Co.	83,049	2,800,412
Hershey Co. (The)	65,365	3,611,416
Kellogg Co.	144,843	6,260,114
Kroger Co.(1)	220,757	4,167,892
McCormick & Co. Inc. NVS	75,493	2,334,244
Sara Lee Corp.	222,748	4,209,937
Sysco Corp.	349,830	10,862,221
Whole Foods Market Inc.	77,646	6,009,024
Wrigley (William Jr.) Co.	101,187	6,727,924

		59,989,974
FOREST PRODUCTS & PAPER—0.05%
Plum Creek Timber Co. Inc.	41,745	1,504,907

		1,504,907
HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	44,222	3,845,545

		3,845,545

HEALTH CARE-PRODUCTS—6.70%
Bard (C.R.) Inc.	59,143	3,898,707
Bausch & Lomb Inc.	13,653	927,039
Baxter International Inc.	228,607	8,607,054
Becton, Dickinson & Co.	142,144	8,540,012
Biomet Inc.	140,473	5,137,098
Boston Scientific Corp.(1)	332,758	8,149,243
Guidant Corp.	187,122	12,116,150
Johnson & Johnson	1,677,750	100,832,775
Medtronic Inc.	682,168	39,272,412
Patterson Companies Inc.(1)	77,987	2,604,766
St. Jude Medical Inc.(1)	206,739	10,378,298
Stryker Corp.	164,448	7,306,425
Zimmer Holdings Inc.(1)	139,734	9,423,661

		217,193,640
HEALTH CARE-SERVICES—2.59%
Aetna Inc.	62,908	5,932,853
Coventry Health Care Inc.(1)	91,620	5,218,675
HCA Inc.	126,711	6,398,906
Health Management Associates Inc. Class A	139,411	3,061,466
Humana Inc.(1)	91,809	4,987,983
Laboratory Corp. of America Holdings(1)	74,964	4,036,811
Manor Care Inc.	44,620	1,774,537
Quest Diagnostics Inc.	93,457	4,811,166
UnitedHealth Group Inc.	769,117	47,792,930

		84,015,327
HOME BUILDERS—0.53%
Centex Corp.	72,047	5,150,640
Horton (D.R.) Inc.	153,521	5,485,305
KB Home	23,969	1,741,588
Lennar Corp. Class A	77,462	4,726,731

		17,104,264
HOME FURNISHINGS—0.01%
Maytag Corp.	23,748	446,937

		446,937
HOUSEHOLD PRODUCTS & WARES—0.61%
Clorox Co. (The)	84,992	4,835,195
Fortune Brands Inc.	82,403	6,429,082
Kimberly-Clark Corp.	142,279	8,486,942

		19,751,219
INSURANCE—3.50%
AFLAC Inc.	180,603	8,383,591
Ambac Financial Group Inc.	59,323	4,571,430
American International Group Inc.	849,020	57,928,635
CIGNA Corp.	36,887	4,120,278
Cincinnati Financial Corp.	42,370	1,893,092
Marsh & McLennan Companies Inc.	172,030	5,463,673
MBIA Inc.	36,292	2,183,327
MGIC Investment Corp.	51,170	3,368,009
Progressive Corp. (The)	111,242	12,990,841
Prudential Financial Inc.	150,946	11,047,738
Torchmark Corp.	30,436	1,692,242

		113,642,856

INTERNET—2.33%
Amazon.com Inc.(1)	172,975	8,155,771
eBay Inc.(1)	644,549	27,876,744
Monster Worldwide Inc.(1)	26,384	1,076,995
Symantec Corp.(1)	609,918	10,673,565
Yahoo! Inc.(1)	712,104	27,900,235

		75,683,310
IRON & STEEL—0.02%
Allegheny Technologies Inc.	14,391	519,227

		519,227
LEISURE TIME—0.49%
Carnival Corp.	151,487	8,100,010
Harley-Davidson Inc.	154,875	7,974,514

		16,074,524
LODGING—0.54%
Harrah’s Entertainment Inc.	67,370	4,802,807
Hilton Hotels Corp.	86,958	2,096,557
Marriott International Inc. Class A	42,705	2,859,954
Starwood Hotels & Resorts Worldwide Inc.	123,641	7,895,714

		17,655,032
MACHINERY—0.08%
Rockwell Automation Inc.	43,443	2,570,088

		2,570,088
MANUFACTURING—4.28%
Danaher Corp.	133,794	7,463,029
General Electric Co.	2,860,284	100,252,954
Illinois Tool Works Inc.	55,432	4,877,462
ITT Industries Inc.	52,079	5,354,763
Pall Corp.	35,858	963,146
3M Co.	257,145	19,928,738

		138,840,092
MEDIA—2.08%
Clear Channel Communications Inc.	304,839	9,587,187
Dow Jones & Co. Inc.	33,546	1,190,548
Gannett Co. Inc.	78,469	4,752,867
Knight Ridder Inc.	15,256	965,705
McGraw-Hill Companies Inc. (The)	122,631	6,331,439
Meredith Corp.	13,103	685,811
New York Times Co. Class A	51,012	1,349,267
Scripps (E.W.) Co. Class A	27,457	1,318,485
Time Warner Inc.	1,419,956	24,764,033
Univision Communications Inc. Class A(1)	126,098	3,706,020
Viacom Inc. Class B	392,206	12,785,916

		67,437,278
MINING—0.36%
Freeport-McMoRan Copper & Gold Inc.	51,899	2,792,166
Newmont Mining Corp.	168,822	9,015,095

		11,807,261
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	77,192	3,261,362

		3,261,362
OIL & GAS—9.29%
Amerada Hess Corp.	29,781	3,776,826
Anadarko Petroleum Corp.	133,773	12,674,992
Apache Corp.	185,711	12,724,918
Burlington Resources Inc.	213,200	18,377,840

Chevron Corp.	721,671	40,969,263
Devon Energy Corp.	250,570	15,670,648
EOG Resources Inc.	136,244	9,996,222
Exxon Mobil Corp.	2,245,887	126,151,473
Kerr-McGee Corp.	32,708	2,971,849
Murphy Oil Corp.	46,563	2,513,936
Nabors Industries Ltd.(1)	89,116	6,750,537
Noble Corp.	50,191	3,540,473
Occidental Petroleum Corp.	149,631	11,952,524
Rowan Companies Inc.	29,694	1,058,294
Transocean Inc.(1)	72,601	5,059,564
Valero Energy Corp.	347,770	17,944,932
XTO Energy Inc.	204,831	9,000,274

		301,134,565
OIL & GAS SERVICES—1.27%
Baker Hughes Inc.	125,313	7,616,524
BJ Services Co.	181,793	6,666,349
Halliburton Co.	101,229	6,272,149
National Oilwell Varco Inc.(1)	58,981	3,698,109
Schlumberger Ltd.	132,890	12,910,264
Weatherford International Ltd.(1)	111,753	4,045,459

		41,208,854
PACKAGING & CONTAINERS—0.10%
Ball Corp.	58,678	2,330,690
Pactiv Corp.(1)	44,540	979,880

		3,310,570
PHARMACEUTICALS—9.92%
Abbott Laboratories	542,400	21,386,832
Allergan Inc.	74,223	8,013,115
AmerisourceBergen Corp.	117,601	4,868,681
Bristol-Myers Squibb Co.	463,434	10,649,713
Cardinal Health Inc.	241,506	16,603,538
Caremark Rx Inc.(1)	253,653	13,136,689
Express Scripts Inc.(1)	82,133	6,882,745
Forest Laboratories Inc.(1)	190,506	7,749,784
Gilead Sciences Inc.(1)	258,251	13,591,750
Hospira Inc.(1)	90,717	3,880,873
King Pharmaceuticals Inc.(1)	136,369	2,307,363
Lilly (Eli) & Co.	641,017	36,275,152
Medco Health Solutions Inc.(1)	91,930	5,129,694
Merck & Co. Inc.	554,933	17,652,419
Mylan Laboratories Inc.	123,289	2,460,848
Pfizer Inc.	4,157,194	96,945,764
Schering-Plough Corp.	833,482	17,378,100
Watson Pharmaceuticals Inc.(1)	57,197	1,859,474
Wyeth	756,986	34,874,345

		321,646,879
PIPELINES—0.07%
Kinder Morgan Inc.	23,740	2,182,893

		2,182,893
REAL ESTATE INVESTMENT TRUSTS—0.30%
ProLogis	50,811	2,373,890
Public Storage Inc.	20,052	1,357,921
Simon Property Group Inc.	42,062	3,223,211
Vornado Realty Trust	34,622	2,889,898

		9,844,920

RETAIL—9.17%
AutoZone Inc.(1)	31,138	2,856,912
Bed Bath & Beyond Inc.(1)	167,420	6,052,233
Best Buy Co. Inc.	230,510	10,022,575
Darden Restaurants Inc.	73,856	2,871,521
Dollar General Corp.	116,074	2,213,531
Family Dollar Stores Inc.	50,236	1,245,350
Gap Inc. (The)	197,456	3,483,124
Home Depot Inc.	1,198,020	48,495,850
Kohl’s Corp.(1)	194,430	9,449,298
Lowe’s Companies Inc.	440,974	29,395,327
McDonald’s Corp.	376,190	12,685,127
Office Depot Inc.(1)	102,771	3,227,009
RadioShack Corp.	75,929	1,596,787
Sears Holdings Corp.(1)	56,288	6,502,953
Staples Inc.	247,491	5,620,521
Starbucks Corp.(1)	433,392	13,006,094
Target Corp.	495,828	27,255,665
Tiffany & Co.	80,222	3,071,700
TJX Companies Inc.	259,817	6,035,549
Walgreen Co.	570,777	25,262,590
Wal-Mart Stores Inc.	1,408,833	65,933,384
Wendy’s International Inc.	65,557	3,622,680
Yum! Brands Inc.	159,638	7,483,829

		297,389,609
SAVINGS & LOANS—0.29%
Golden West Financial Corp.	143,723	9,485,718

		9,485,718
SEMICONDUCTORS—3.44%
Altera Corp.(1)	126,744	2,348,566
Analog Devices Inc.	132,406	4,749,403
Applied Materials Inc.	439,217	7,879,553
Broadcom Corp. Class A(1)	163,098	7,690,071
Freescale Semiconductor Inc. Class B(1)	94,898	2,388,583
Intel Corp.	1,768,071	44,131,052
KLA-Tencor Corp.	61,235	3,020,723
Linear Technology Corp.	171,879	6,199,676
LSI Logic Corp.(1)	72,433	579,464
Maxim Integrated Products Inc.	184,878	6,699,979
National Semiconductor Corp.	87,222	2,266,028
Novellus Systems Inc.(1)	31,478	759,249
NVIDIA Corp.(1)	96,540	3,529,502
PMC-Sierra Inc.(1)	42,792	329,926
QLogic Corp.(1)	45,384	1,475,434
Texas Instruments Inc.	456,264	14,632,386
Xilinx Inc.	108,108	2,725,403

		111,404,998
SOFTWARE—7.39%
Adobe Systems Inc.	339,066	12,531,879
Autodesk Inc.	130,165	5,590,587
Automatic Data Processing Inc.	208,118	9,550,535
BMC Software Inc.(1)	45,074	923,566
Citrix Systems Inc.(1)	99,458	2,862,401
Computer Associates International Inc.	93,167	2,626,378
Compuware Corp.(1)	76,048	682,151
Electronic Arts Inc.(1)	169,517	8,867,434
First Data Corp.	430,901	18,533,052
Fiserv Inc.(1)	104,050	4,502,244
IMS Health Inc.	130,672	3,256,346
Intuit Inc.(1)	99,793	5,318,967
Mercury Interactive Corp.(1)	48,845	1,357,403

Microsoft Corp.	5,162,751	135,005,939
Oracle Corp.(1)	2,120,976	25,897,117
Parametric Technology Corp.(1)	52,528	320,421
Siebel Systems Inc.	161,141	1,704,872

		239,531,292
TELECOMMUNICATIONS—3.48%
ADC Telecommunications Inc.(1)	23,456	524,007
Alltel Corp.	95,019	5,995,699
CIENA Corp.(1)	98,855	293,599
Cisco Systems Inc.(1)	3,464,171	59,306,608
Comverse Technology Inc.(1)	50,326	1,338,168
Corning Inc.(1)	335,193	6,589,894
JDS Uniphase Corp.(1)	336,121	793,246
Lucent Technologies Inc.(1)	852,332	2,267,203
Motorola Inc.	435,466	9,837,177
QUALCOMM Inc.	547,086	23,568,465
Scientific-Atlanta Inc.	51,098	2,200,791

		112,714,857
TEXTILES—0.10%
Cintas Corp.	77,676	3,198,698

		3,198,698
TRANSPORTATION—1.19%
FedEx Corp.	78,616	8,128,108
United Parcel Service Inc. Class B	404,535	30,400,805

		38,528,913

TOTAL COMMON STOCKS
(Cost: $3,133,520,311)		3,245,464,079

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.05%

CERTIFICATES OF DEPOSIT(3)—0.00%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$72	72
Credit Suisse First Boston NY
4.03%, 01/04/06	72	72
First Tennessee Bank
4.18%, 01/26/06	22	22
Fortis Bank NY
3.83%-3.84%, 01/25/06	217	216
Toronto-Dominion Bank
3.94%, 07/10/06	72	72
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	621	622
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	217	216

		1,292
COMMERCIAL PAPER(3)—0.00%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	441	438
Bryant Park Funding LLC
3.92%, 02/22/06	37	37
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	311	310

CC USA Inc.
4.23%, 04/21/06	43	43
Charta LLC
4.25%, 01/26/06	108	108
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	441	441
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	532	530
Dorada Finance Inc.
3.76%, 01/26/06	14	14
Ebury Finance Ltd.
4.30%, 01/30/06	202	202
Edison Asset Securitization LLC
4.37%, 05/08/06	72	71
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	120	120
Ford Credit Floorplan Motown
4.05%, 01/06/06	289	289
Galaxy Funding Inc.
4.23%, 04/18/06	41	41
Gemini Securitization Corp.
4.25%, 01/30/06	72	72
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	707	707
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	123	123
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	217	215
HSBC PLC
3.88%, 02/03/06	43	43
Jupiter Securitization Corp.
4.23%, 01/24/06	51	50
Liberty Street Funding Corp.
4.23%, 01/04/06	58	58
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	179	179
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	152	151
Nordea North America Inc.
4.16%, 04/04/06	152	150
Prudential Funding LLC
4.27%, 01/17/06	289	288
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	144	144
Sedna Finance Inc.
3.92%, 02/21/06	36	36
Sigma Finance Inc.
4.16%, 04/06/06	87	86
Solitaire Funding Ltd.
4.24%, 01/23/06	354	353
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	39	39
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	461	461
Thunder Bay Funding Inc.
4.22%, 01/13/06	14	14
Ticonderoga Funding LLC
4.27%, 01/05/06	36	36
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	509	507

		6,356

LOAN PARTICIPATIONS(3)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	72	72

		72
MEDIUM-TERM NOTES(3)—0.00%
Dorada Finance Inc.
3.93%, 07/07/06	45	45
K2 USA LLC
3.94%, 07/07/06	87	87
Marshall & Ilsley Bank
5.18%, 12/15/06	144	145
Toronto-Dominion Bank
3.81%, 06/20/06	181	181
US Bank N.A.
2.85%, 11/15/06	29	28

		486
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	1,425,605	1,425,605

		1,425,605
REPURCHASE AGREEMENTS(3)—0.00%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $722 and an effective yield of 4.37%.(6)	$722	722
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $58 and an effective yield of 4.32%.(6)	58	58
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $1,157 and an effective yield of 4.34%.(7)	1,156	1,156
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $1,085 and an effective yield of 4.33%.(7)	1,084	1,084

		3,020
TIME DEPOSITS(3)—0.00%
UBS AG
4.06%, 01/03/06	867	866
Wells Fargo Bank N.A.
4.00%, 01/03/06	299	299

		1,165
VARIABLE & FLOATING RATE NOTES(3)—0.00%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	508	508
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	556	556
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	238	239
American Express Credit Corp.
4.39%, 11/06/07	43	43
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	470	470

Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	94	94
Bank of America N.A.
4.31%, 08/10/06	722	722
Bank of Ireland
4.34%, 12/20/06(8)	144	144
Bank of Nova Scotia
4.22%, 01/03/06	58	58
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	360	359
BMW US Capital LLC
4.34%, 12/15/06(8)	144	144
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	389	387
Commodore CDO Ltd.
4.56%, 06/13/06(8)	36	36
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	505	522
DEPFA Bank PLC
4.50%, 12/15/06	144	144
Descartes Funding Trust
4.37%, 11/15/06(8)	65	65
Dexia Credit Local
4.33%, 08/30/06	72	72
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	230	230
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	144	144
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	144	144
Fifth Third Bancorp.
4.35%, 11/22/06(8)	289	289
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	101	101
General Electric Capital Corp.
4.44%, 01/09/07	65	65
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	108	108
Hartford Life Global Funding Trusts
4.36%, 02/17/07	144	144
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	433	432
Holmes Financing PLC
4.33%, 12/15/06(8)	397	397
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	123	123
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	419	418
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	151	151
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	491	491
Lothian Mortgages PLC
4.37%, 01/24/06(8)	72	72
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	224	224
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	432	433
Mound Financing PLC
4.30%, 11/08/06(8)	289	289
Natexis Banques Populaires
4.35%, 01/12/07(8)	108	108
National City Bank (Ohio)
4.26%, 01/06/06	72	72

Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	535	534
Nordea Bank AB
4.34%, 12/11/06(8)	253	253
Nordea Bank PLC
4.23%, 10/02/06	87	87
Northern Rock PLC
4.32%, 11/03/06(8)	173	173
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	393	392
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	361	361
Principal Life Income Funding Trusts
4.29%, 05/10/06	108	108
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	217	216
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	123	123
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	305	304
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	144	144
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	224	224
Strips III LLC
4.43%, 07/24/06(8)(9)	39	39
SunTrust Bank
4.19%, 04/28/06	217	217
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	322	322
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	318	318
Unicredito Italiano SpA
4.43%, 06/14/06	188	188
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	144	144
US Bank N.A.
4.31%, 09/29/06	65	65
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	470	469
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	298	298
Wells Fargo & Co.
4.36%, 09/15/06(8)	72	72
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	159	160
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	296	296
Winston Funding Ltd.
4.26%, 01/23/06(8)	103	103
World Savings Bank
4.29%, 03/09/06	217	217

		14,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,452,821)		1,452,821

TOTAL INVESTMENTS IN SECURITIES—100.14%
(Cost: $3,134,973,132)		3,246,916,900
Other Assets, Less Liabilities—(0.14)%		(4,520,150)

NET ASSETS — 100.00%		$3,242,396,750

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

*	Formerly iShares S&P 500/BARRA Growth Index Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND *

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.05%
Interpublic Group of Companies Inc.(1)	149,327	$1,441,006

		1,441,006
AEROSPACE & DEFENSE—2.87%
Boeing Co. (The)	266,914	18,748,039
Goodrich (B.F.) Co.	66,620	2,738,082
Lockheed Martin Corp.	193,813	12,332,321
Northrop Grumman Corp.	192,583	11,576,164
Raytheon Co.	242,138	9,721,841
United Technologies Corp.	552,144	30,870,371

		85,986,818
AGRICULTURE—1.75%
Altria Group Inc.	428,911	32,048,230
Archer-Daniels-Midland Co.	354,041	8,730,651
Monsanto Co.	91,681	7,108,028
Reynolds American Inc.	46,341	4,417,688

		52,304,597
AIRLINES—0.12%
Southwest Airlines Co.	211,736	3,478,822

		3,478,822
APPAREL—0.18%
Jones Apparel Group Inc.	63,320	1,945,190
Reebok International Ltd.	14,060	818,714
VF Corp.	48,207	2,667,775

		5,431,679
AUTO MANUFACTURERS—0.70%
Ford Motor Co.	1,006,869	7,773,029
General Motors Corp.(2)	306,515	5,952,521
Navistar International Corp.(1)	33,480	958,198
PACCAR Inc.	91,760	6,352,545

		21,036,293
AUTO PARTS & EQUIPMENT—0.29%
Cooper Tire & Rubber Co.	33,436	512,240
Dana Corp.	81,921	588,193
Johnson Controls Inc.	104,596	7,626,094

		8,726,527
BANKS—11.63%
AmSouth Bancorp	188,926	4,951,750
Bank of America Corp.(2)	1,937,026	89,393,750
Bank of New York Co. Inc. (The)	417,477	13,296,642
BB&T Corp.	293,942	12,319,109
Comerica Inc.	89,577	5,084,391

Compass Bancshares Inc.	67,502	3,259,672
Fifth Third Bancorp	141,346	5,331,571
First Horizon National Corp.	68,292	2,625,144
Huntington Bancshares Inc.	123,681	2,937,424
KeyCorp	221,028	7,278,452
M&T Bank Corp.	21,624	2,358,097
Marshall & Ilsley Corp.	60,081	2,585,886
Mellon Financial Corp.	138,246	4,734,925
National City Corp.	298,742	10,028,769
North Fork Bancorp Inc.	257,831	7,054,256
Northern Trust Corp.	53,293	2,761,643
PNC Financial Services Group	158,399	9,793,810
Regions Financial Corp.	248,206	8,478,717
State Street Corp.	76,421	4,236,780
SunTrust Banks Inc.	195,894	14,253,247
Synovus Financial Corp.	82,945	2,240,344
U.S. Bancorp	984,518	29,427,243
Wachovia Corp.	842,033	44,509,864
Wells Fargo & Co.	906,417	56,950,180
Zions Bancorporation	32,260	2,437,566

		348,329,232
BEVERAGES—1.01%
Brown-Forman Corp. Class B	16,211	1,123,747
Coca-Cola Co. (The)	504,873	20,351,431
Coca-Cola Enterprises Inc.	164,256	3,148,788
Constellation Brands Inc.(1)	106,630	2,796,905
Molson Coors Brewing Co. Class B	30,601	2,049,961
Pepsi Bottling Group Inc.	30,596	875,352

		30,346,184
BIOTECHNOLOGY—0.28%
Biogen Idec Inc.(1)	101,183	4,586,625
Genzyme Corp.(1)	54,585	3,863,526

		8,450,151
BUILDING MATERIALS—0.35%
American Standard Companies Inc.	40,624	1,622,929
Masco Corp.	229,709	6,934,915
Vulcan Materials Co.	27,046	1,832,366

		10,390,210
CHEMICALS—2.46%
Air Products & Chemicals Inc.	120,274	7,119,018
Ashland Inc.	38,899	2,252,252
Dow Chemical Co. (The)	523,125	22,923,337
Du Pont (E.I.) de Nemours and Co.	498,330	21,179,025
Eastman Chemical Co.	44,161	2,278,266
Engelhard Corp.	64,989	1,959,418
Hercules Inc.(1)	60,850	687,605
International Flavors & Fragrances Inc.	16,100	539,350
PPG Industries Inc.	90,530	5,241,687
Praxair Inc.	80,358	4,255,760
Rohm & Haas Co.	78,062	3,779,762
Sherwin-Williams Co. (The)	34,071	1,547,505

		73,762,985
COMMERCIAL SERVICES—0.65%
Convergys Corp.(1)	43,691	692,502
Donnelley (R.R.) & Sons Co.	117,780	4,029,254
McKesson Corp.	166,766	8,603,458
Moody’s Corp.	72,629	4,460,873
Robert Half International Inc.	43,381	1,643,706

		19,429,793

COMPUTERS—3.10%
Apple Computer Inc.(1)	219,265	15,762,961
Computer Sciences Corp.(1)	100,280	5,078,179
Electronic Data Systems Corp.	282,688	6,795,820
EMC Corp.(1)	699,743	9,530,500
Gateway Inc.(1)	142,245	357,035
Hewlett-Packard Co.	1,552,924	44,460,214
NCR Corp.(1)	62,689	2,127,665
Sun Microsystems Inc.(1)	1,850,602	7,754,022
Unisys Corp.(1)	185,091	1,079,081

		92,945,477
COSMETICS & PERSONAL CARE—0.11%
Alberto-Culver Co.	15,245	697,459
Avon Products Inc.	89,439	2,553,483

		3,250,942
DISTRIBUTION & WHOLESALE—0.20%
Genuine Parts Co.	94,049	4,130,632
Grainger (W.W.) Inc.	25,543	1,816,107

		5,946,739
DIVERSIFIED FINANCIAL SERVICES—11.91%
Ameriprise Financial Inc.	47,998	1,967,918
Bear Stearns Companies Inc. (The)	61,421	7,095,968
CIT Group Inc.	108,282	5,606,842
Citigroup Inc.	2,742,146	133,076,345
E*TRADE Financial Corp.(1)	86,469	1,803,743
Federal National Mortgage Association	262,317	12,803,693
Franklin Resources Inc.	34,601	3,252,840
Goldman Sachs Group Inc. (The)	244,347	31,205,555
JP Morgan Chase & Co.	1,896,617	75,276,729
Lehman Brothers Holdings Inc.	90,034	11,539,658
Merrill Lynch & Co. Inc.	498,100	33,736,313
Morgan Stanley	584,268	33,151,366
Rowe (T.) Price Group Inc.	29,751	2,142,965
Schwab (Charles) Corp. (The)	279,561	4,101,160

		356,761,095
ELECTRIC—5.59%
AES Corp. (The)(1)	177,011	2,802,084
Allegheny Energy Inc.(1)	88,269	2,793,714
Ameren Corp.	110,718	5,673,190
American Electric Power Co. Inc.	213,389	7,914,598
CenterPoint Energy Inc.	168,077	2,159,789
Cinergy Corp.	108,096	4,589,756
CMS Energy Corp.(1)	119,286	1,730,840
Consolidated Edison Inc.	132,776	6,151,512
Constellation Energy Group Inc.	96,743	5,572,397
Dominion Resources Inc.	188,235	14,531,742
DTE Energy Co.	96,385	4,162,868
Duke Energy Corp.	502,767	13,800,954
Edison International	91,830	4,004,706
Entergy Corp.	112,465	7,720,722
Exelon Corp.	144,662	7,687,339
FirstEnergy Corp.	178,780	8,758,432
FPL Group Inc.	214,022	8,894,754
PG&E Corp.	185,969	6,903,169
Pinnacle West Capital Corp.	53,657	2,218,717
PPL Corp.	206,046	6,057,752
Progress Energy Inc.	136,408	5,991,039

Public Service Enterprise Group Inc.	135,882	8,828,254
Southern Co. (The)	401,911	13,877,987
TECO Energy Inc.	112,786	1,937,663
TXU Corp.	170,106	8,537,620
Xcel Energy Inc.	218,369	4,031,092

		167,332,690
ELECTRICAL COMPONENTS & EQUIPMENT—0.63%
American Power Conversion Corp.	46,754	1,028,588
Emerson Electric Co.	222,677	16,633,972
Molex Inc.	46,681	1,211,372

		18,873,932
ELECTRONICS—0.49%
Agilent Technologies Inc.(1)	144,838	4,821,657
Applera Corp. - Applied Biosystems Group	38,745	1,029,067
PerkinElmer Inc.	70,887	1,670,098
Sanmina-SCI Corp.(1)	284,944	1,213,861
Solectron Corp.(1)	495,156	1,812,271
Symbol Technologies Inc.	136,019	1,743,764
Tektronix Inc.	28,632	807,709
Thermo Electron Corp.(1)	56,251	1,694,843

		14,793,270
ENGINEERING & CONSTRUCTION—0.12%
Fluor Corp.	47,059	3,635,778

		3,635,778
ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.(1)	118,408	1,034,886
Waste Management Inc.	143,569	4,357,319

		5,392,205
FOOD—1.10%
Albertson’s Inc.	199,882	4,267,481
ConAgra Foods Inc.	281,260	5,703,953
Heinz (H.J.) Co.	101,578	3,425,210
Hershey Co. (The)	35,335	1,952,259
Kroger Co.(1)	180,727	3,412,126
Safeway Inc.	243,529	5,761,896
Sara Lee Corp.	197,607	3,734,772
SUPERVALU Inc.	73,810	2,397,349
Tyson Foods Inc. Class A	136,417	2,332,731

		32,987,777
FOREST PRODUCTS & PAPER—0.90%
International Paper Co.	265,863	8,935,655
Louisiana-Pacific Corp.	57,357	1,575,597
MeadWestvaco Corp.	98,354	2,756,863
Plum Creek Timber Co. Inc.	59,851	2,157,629
Temple-Inland Inc.	60,829	2,728,181
Weyerhaeuser Co.	131,843	8,746,465

		26,900,390
GAS—0.48%
KeySpan Corp.	94,505	3,372,883
Nicor Inc.(2)	23,884	938,880
NiSource Inc.	147,759	3,082,253
Peoples Energy Corp.	20,744	727,492
Sempra Energy	139,350	6,248,454

		14,369,962

HAND & MACHINE TOOLS—0.10%
Snap-On Inc.	31,402	1,179,459
Stanley Works (The)	39,423	1,893,881

		3,073,340
HEALTH CARE-PRODUCTS—0.19%
Bausch & Lomb Inc.	16,071	1,091,221
Baxter International Inc.	118,303	4,454,108

		5,545,329
HEALTH CARE-SERVICES—1.50%
Aetna Inc.	94,566	8,918,519
HCA Inc.	107,990	5,453,495
Tenet Healthcare Corp.(1)	254,409	1,948,773
WellPoint Inc.(1)	357,718	28,542,319

		44,863,106
HOME BUILDERS—0.20%
KB Home	19,522	1,418,469
Pulte Homes Inc.	116,276	4,576,623

		5,995,092
HOME FURNISHINGS—0.12%
Maytag Corp.	20,656	388,746
Whirlpool Corp.	36,570	3,063,103

		3,451,849
HOUSEHOLD PRODUCTS & WARES—0.34%
Avery Dennison Corp.	59,869	3,308,960
Kimberly-Clark Corp.	116,483	6,948,211

		10,257,171
HOUSEWARES—0.12%
Newell Rubbermaid Inc.	149,325	3,550,948

		3,550,948
INSURANCE—6.96%
ACE Ltd.	174,708	9,336,396
AFLAC Inc.	97,637	4,532,310
Allstate Corp. (The)	351,581	19,009,985
American International Group Inc.	590,900	40,317,107
AON Corp.	173,456	6,235,743
Chubb Corp.	108,357	10,581,061
CIGNA Corp.	32,726	3,655,494
Cincinnati Financial Corp.	53,976	2,411,648
Genworth Financial Inc. Class A	204,144	7,059,300
Hartford Financial Services Group Inc.	162,813	13,984,009
Jefferson-Pilot Corp.	72,650	4,135,965
Lincoln National Corp.	93,900	4,979,517
Loews Corp.	73,498	6,971,285
Marsh & McLennan Companies Inc.	129,905	4,125,783
MBIA Inc.	37,783	2,273,025
MetLife Inc.	410,469	20,112,981
Principal Financial Group Inc.	151,848	7,202,151
Prudential Financial Inc.	128,649	9,415,820
SAFECO Corp.	66,960	3,783,240
St. Paul Travelers Companies Inc.	375,330	16,765,991
Torchmark Corp.	26,999	1,501,144
UNUMProvident Corp.	161,532	3,674,853
XL Capital Ltd. Class A	94,512	6,368,219

		208,433,027
INTERNET—0.06%
Monster Worldwide Inc.(1)	41,364	1,688,478

		1,688,478

IRON & STEEL—0.33%
Allegheny Technologies Inc.	32,262	1,164,013
Nucor Corp.	84,349	5,627,765
United States Steel Corp.(2)	61,457	2,954,238

		9,746,016
LEISURE TIME—0.29%
Brunswick Corp.	52,284	2,125,867
Carnival Corp.	89,235	4,771,395
Sabre Holdings Corp.	71,122	1,714,751

		8,612,013
LODGING—0.27%
Harrah’s Entertainment Inc.	34,861	2,485,241
Hilton Hotels Corp.	94,233	2,271,958
Marriott International Inc. Class A	48,180	3,226,615

		7,983,814
MACHINERY—1.19%
Caterpillar Inc.	368,695	21,299,510
Cummins Inc.(2)	25,382	2,277,527
Deere & Co.	130,734	8,904,293
Rockwell Automation Inc.	55,342	3,274,033

		35,755,363
MANUFACTURING—6.95%
Cooper Industries Ltd.	49,659	3,625,107
Dover Corp.	109,847	4,447,705
Eastman Kodak Co.	155,666	3,642,584
Eaton Corp.	80,217	5,381,759
General Electric Co.	2,978,161	104,384,543
Honeywell International Inc.	456,802	17,015,874
Illinois Tool Works Inc.	57,716	5,078,431
Ingersoll-Rand Co. Class A	179,317	7,239,027
Leggett & Platt Inc.	99,707	2,289,273
Pall Corp.	33,242	892,880
Parker Hannifin Corp.	64,916	4,281,859
Textron Inc.	71,751	5,523,392
3M Co.	164,761	12,768,977
Tyco International Ltd.	1,091,143	31,490,387

		208,061,798
MEDIA—4.24%
Comcast Corp. Class A(1)	1,177,023	30,555,517
Gannett Co. Inc.	54,610	3,307,728
Knight Ridder Inc.	22,945	1,452,418
McGraw-Hill Companies Inc. (The)	85,346	4,406,414
Meredith Corp.	10,156	531,565
New York Times Co. Class A	30,064	795,193
News Corp. Class A	1,318,931	20,509,377
Scripps (E.W.) Co. Class A	19,904	955,790
Time Warner Inc.	1,162,549	20,274,855
Tribune Co.	141,910	4,294,197
Viacom Inc. Class B	458,282	14,939,993
Walt Disney Co. (The)	1,042,662	24,992,608

		127,015,655
MINING—0.96%
Alcoa Inc.	471,682	13,947,637
Freeport-McMoRan Copper & Gold Inc.	49,876	2,683,329
Newmont Mining Corp.	79,916	4,267,514
Phelps Dodge Corp.	55,045	7,919,324

		28,817,804

OFFICE & BUSINESS EQUIPMENT—0.32%
Pitney Bowes Inc.	49,457	2,089,558
Xerox Corp.(1)	520,560	7,626,204

		9,715,762
OIL & GAS—6.12%
Amerada Hess Corp.(2)	14,744	1,869,834
Chevron Corp.	523,247	29,704,732
ConocoPhillips	752,107	43,757,585
Exxon Mobil Corp.	1,214,190	68,201,052
Kerr-McGee Corp.	31,434	2,856,093
Marathon Oil Corp.	198,645	12,111,386
Murphy Oil Corp.	44,750	2,416,052
Noble Corp.	25,973	1,832,135
Occidental Petroleum Corp.	74,083	5,917,750
Rowan Companies Inc.	30,886	1,100,777
Sunoco Inc.	73,781	5,782,955
Transocean Inc.(1)	109,136	7,605,688

		183,156,039
OIL & GAS SERVICES—1.30%
Baker Hughes Inc.	64,850	3,941,583
Halliburton Co.	180,683	11,195,119
National Oilwell Varco Inc.(1)	37,787	2,369,245
Schlumberger Ltd.	191,582	18,612,191
Weatherford International Ltd.(1)	81,023	2,933,033

		39,051,171
PACKAGING & CONTAINERS—0.16%
Bemis Co. Inc.	57,068	1,590,485
Pactiv Corp.(1)	35,146	773,212
Sealed Air Corp.(1)	44,113	2,477,827

		4,841,524
PHARMACEUTICALS—1.73%
Abbott Laboratories	319,507	12,598,161
Bristol-Myers Squibb Co.	615,085	14,134,653
Medco Health Solutions Inc.(1)	78,347	4,371,763
Merck & Co. Inc.	651,871	20,736,017

		51,840,594
PIPELINES—0.52%
Dynegy Inc. Class A(1)	163,700	792,308
El Paso Corp.	357,366	4,345,571
Kinder Morgan Inc.	34,223	3,146,805
Williams Companies Inc.	310,589	7,196,347

		15,481,031
REAL ESTATE INVESTMENT TRUSTS—1.08%
Apartment Investment & Management Co. Class A	51,871	1,964,355
Archstone-Smith Trust	114,903	4,813,287
Equity Office Properties Trust	220,151	6,677,180
Equity Residential	156,190	6,110,153
ProLogis	83,145	3,884,534
Public Storage Inc.	25,540	1,729,569
Simon Property Group Inc.	60,639	4,646,767
Vornado Realty Trust	30,715	2,563,781

		32,389,626

RETAIL—2.57%
AutoNation Inc.(1)	98,126	2,132,278
Big Lots Inc.(1)	61,930	743,779
Circuit City Stores Inc.	84,884	1,917,530
Costco Wholesale Corp.	255,893	12,659,027
CVS Corp.	441,319	11,659,648
Dillard’s Inc. Class A	33,425	829,608
Dollar General Corp.	60,058	1,145,306
Family Dollar Stores Inc.	36,346	901,017
Federated Department Stores Inc.	147,550	9,786,992
Gap Inc. (The)	121,320	2,140,085
Limited Brands Inc.	188,745	4,218,451
McDonald’s Corp.	320,626	10,811,509
Nordstrom Inc.	118,486	4,431,376
Office Depot Inc.(1)	68,633	2,155,076
OfficeMax Inc.	38,439	974,813
Penney (J.C.) Co. Inc.	125,879	6,998,872
Staples Inc.	158,569	3,601,102

		77,106,469
SAVINGS & LOANS—0.92%
Sovereign Bancorp Inc.	193,584	4,185,286
Washington Mutual Inc.	534,831	23,265,149

		27,450,435
SEMICONDUCTORS—3.06%
Advanced Micro Devices Inc.(1)	219,017	6,701,920
Altera Corp.(1)	74,661	1,383,468
Analog Devices Inc.	71,578	2,567,503
Applied Materials Inc.	457,301	8,203,980
Applied Micro Circuits Corp.(1)	162,397	417,360
Freescale Semiconductor Inc. Class B(1)	131,236	3,303,210
Intel Corp.	1,568,604	39,152,356
KLA-Tencor Corp.	48,149	2,375,190
LSI Logic Corp.(1)	142,682	1,141,456
Micron Technology Inc.(1)	334,957	4,458,278
National Semiconductor Corp.	102,446	2,661,547
Novellus Systems Inc.(1)	42,097	1,015,380
PMC-Sierra Inc.(1)	58,154	448,367
Teradyne Inc.(1)	106,716	1,554,852
Texas Instruments Inc.	438,518	14,063,272
Xilinx Inc.	85,002	2,142,900

		91,591,039
SOFTWARE—0.54%
Automatic Data Processing Inc.	112,513	5,163,222
BMC Software Inc.(1)	73,852	1,513,227
Computer Associates International Inc.	159,177	4,487,200
Compuware Corp.(1)	136,483	1,224,253
Novell Inc.(1)	207,035	1,828,119
Parametric Technology Corp.(1)	96,808	590,529
Siebel Systems Inc.	131,972	1,396,264

		16,202,814
TELECOMMUNICATIONS—8.04%
ADC Telecommunications Inc.(1)	40,601	907,026
Alltel Corp.	116,230	7,334,113
Andrew Corp.(1)	88,180	946,171
AT&T Inc.	2,117,399	51,855,102
Avaya Inc.(1)	226,971	2,421,781
BellSouth Corp.	991,172	26,860,761
CenturyTel Inc.	70,996	2,354,227
CIENA Corp.(1)	217,689	646,536
Citizens Communications Co.	180,972	2,213,288

Comverse Technology Inc.(1)	61,311	1,630,259
Corning Inc.(1)	503,875	9,906,183
JDS Uniphase Corp.(1)	573,142	1,352,615
Lucent Technologies Inc.(1)(2)	1,590,051	4,229,536
Motorola Inc.	931,559	21,043,918
QUALCOMM Inc.	365,395	15,741,217
Qwest Communications International Inc.(1)	836,762	4,727,705
Scientific-Atlanta Inc.	34,122	1,469,635
Sprint Nextel Corp.	1,601,418	37,409,124
Tellabs Inc.(1)	243,062	2,649,376
Verizon Communications Inc.	1,498,710	45,141,145

		240,839,718
TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.	96,665	1,950,700
Mattel Inc.	218,873	3,462,571

		5,413,271
TRANSPORTATION—2.27%
Burlington Northern Santa Fe Corp.	202,410	14,334,676
CSX Corp.	117,749	5,978,117
FedEx Corp.	88,697	9,170,383
Norfolk Southern Corp.	220,289	9,875,556
Ryder System Inc.	34,778	1,426,594
Union Pacific Corp.	143,605	11,561,639
United Parcel Service Inc. Class B	209,355	15,733,028

		68,079,993

TOTAL COMMON STOCKS
(Cost: $2,863,305,097)		2,988,314,843

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.91%

CERTIFICATES OF DEPOSIT(3)—0.04%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$67,700	67,700
Credit Suisse First Boston NY
4.03%, 01/04/06	67,699	67,699
First Tennessee Bank
4.18%, 01/26/06	20,987	20,986
Fortis Bank NY
3.83%-3.84%, 01/25/06	203,097	203,097
Toronto-Dominion Bank
3.94%, 07/10/06	67,699	67,699
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	582,212	582,210
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	203,097	203,098

		1,212,489
COMMERCIAL PAPER(3)—0.20%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	412,964	410,934
Bryant Park Funding LLC
3.92%, 02/22/06	34,550	34,361
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	291,106	290,085

CC USA Inc.
4.23%, 04/21/06	40,619	40,104
Charta LLC
4.25%, 01/26/06	101,549	101,273
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	413,404	412,912
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	498,265	496,609
Dorada Finance Inc.
3.76%, 01/26/06	13,540	13,507
Ebury Finance Ltd.
4.30%, 01/30/06	189,557	188,946
Edison Asset Securitization LLC
4.37%, 05/08/06	67,699	66,672
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	112,380	112,196
Ford Credit Floorplan Motown
4.05%, 01/06/06	270,796	270,705
Galaxy Funding Inc.
4.23%, 04/18/06	38,859	38,380
Gemini Securitization Corp.
4.25%, 01/30/06	67,699	67,483
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	662,759	662,278
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	115,088	114,991
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	203,097	201,598
HSBC PLC
3.88%, 02/03/06	40,619	40,484
Jupiter Securitization Corp.
4.23%, 01/24/06	47,389	47,272
Liberty Street Funding Corp.
4.23%, 01/04/06	54,159	54,153
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	167,894	167,688
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	142,168	141,865
Nordea North America Inc.
4.16%, 04/04/06	142,168	140,673
Prudential Funding LLC
4.27%, 01/17/06	270,796	270,347
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	135,398	134,736
Sedna Finance Inc.
3.92%, 02/21/06	33,850	33,669
Sigma Finance Inc.
4.16%, 04/06/06	81,239	80,366
Solitaire Funding Ltd.
4.24%, 01/23/06	332,172	331,389
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	36,311	36,307
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	431,544	431,441
Thunder Bay Funding Inc.
4.22%, 01/13/06	13,540	13,524
Ticonderoga Funding LLC
4.27%, 01/05/06	33,850	33,842
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	476,550	475,357

		5,956,147

LOAN PARTICIPATIONS(3)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	67,699	67,699

		67,699
MEDIUM-TERM NOTES(3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	41,973	41,971
K2 USA LLC
3.94%, 07/07/06	81,239	81,237
Marshall & Ilsley Bank
5.18%, 12/15/06	135,398	135,840
Toronto-Dominion Bank
3.81%, 06/20/06	169,248	169,255
US Bank N.A.
2.85%, 11/15/06	27,080	26,648

		454,951
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	1,798,151	1,798,151

		1,798,151
REPURCHASE AGREEMENTS(3)—0.09%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of 677,320 and an effective yield of 4.37%.(6)	$676,991	676,991
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $54,185 and an effective yield of 4.32%.(6)	54,159	54,159
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/05, with a maturity value of $1,083,707 and an effective yield of 4.34%.(7)	1,083,185	1,083,185
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $1,015,975 and an effective yield of 4.33%.(7)	1,015,486	1,015,486

		2,829,821
TIME DEPOSITS(3)—0.04%
UBS AG
4.06%, 01/03/06	812,389	812,389
Wells Fargo Bank N.A.
4.00%, 01/03/06	280,519	280,519

		1,092,908
VARIABLE & FLOATING RATE NOTES(3)—0.46%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	475,924	476,040
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	521,283	521,281
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	223,407	223,407
American Express Credit Corp.
4.39%, 11/06/07	40,619	40,660
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	440,044	440,228
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	88,009	88,009

Bank of America N.A.
4.31%, 08/10/06	676,991	676,991
Bank of Ireland
4.34%, 12/20/06(8)	135,398	135,398
Bank of Nova Scotia
4.22%, 01/03/06	54,159	54,159
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	337,141	337,128
BMW US Capital LLC
4.34%, 12/15/06(8)	135,398	135,398
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	364,221	364,214
Commodore CDO Ltd.
4.56%, 06/13/06(8)	33,850	33,850
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	473,893	473,893
DEPFA Bank PLC
4.50%, 12/15/06	135,398	135,398
Descartes Funding Trust
4.37%, 11/15/06(8)	60,929	60,929
Dexia Credit Local
4.33%, 08/30/06	67,699	67,690
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	215,283	215,287
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	135,398	135,398
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	135,398	135,398
Fifth Third Bancorp.
4.35%, 11/22/06(8)	270,796	270,796
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	94,779	94,778
General Electric Capital Corp.
4.44%, 01/09/07	60,929	60,978
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	101,549	101,549
Hartford Life Global Funding Trusts
4.36%, 02/17/07	135,398	135,398
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	406,194	406,194
Holmes Financing PLC
4.33%, 12/15/06(8)	372,345	372,345
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	115,088	115,115
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	392,655	392,639
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	141,962	141,963
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	460,354	460,369
Lothian Mortgages PLC
4.37%, 01/24/06(8)	67,699	67,699
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	209,867	209,889
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	404,840	405,059
Mound Financing PLC
4.30%, 11/08/06(8)	270,796	270,796
Natexis Banques Populaires
4.35%, 01/12/07(8)	101,549	101,549
National City Bank (Ohio)
4.26%, 01/06/06	67,699	67,699

Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	500,973	500,991
Nordea Bank AB
4.34%, 12/11/06(8)	236,947	236,947
Nordea Bank PLC
4.23%, 10/02/06	81,239	81,225
Northern Rock PLC
4.32%, 11/03/06(8)	162,478	162,483
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	368,283	368,284
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	338,495	338,495
Principal Life Income Funding Trusts
4.29%, 05/10/06	101,549	101,550
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	203,097	203,074
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	115,088	115,087
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	285,690	285,687
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	135,398	135,398
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	209,867	209,858
Strips III LLC
4.43%, 07/24/06(8) (9)	36,519	36,519
SunTrust Bank
4.19%, 04/28/06	203,097	203,097
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	301,938	301,917
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	297,876	297,875
Unicredito Italiano SpA
4.43%, 06/14/06	176,018	175,990
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	135,398	135,398
US Bank N.A.
4.31%, 09/29/06	60,929	60,917
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	440,044	440,044
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	279,377	279,377
Wells Fargo & Co.
4.36%, 09/15/06(8)	67,699	67,704
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	148,938	148,928
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	277,566	277,564
Winston Funding Ltd.
4.26%, 01/23/06(8)	96,674	96,674
World Savings Bank
4.29%, 03/09/06	203,097	203,095

		13,889,749

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,301,915)		27,301,915

TOTAL INVESTMENTS IN SECURITIES—100.69%
(Cost: $2,890,607,012)		3,015,616,758
Other Assets, Less Liabilities—(0.69)%		(20,570,914)

NET ASSETS—100.00%		$2,995,045,844

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

*	Formerly iShares S&P 500/BARRA Value Index Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.58%

AUSTRIA—0.28%
Erste Bank der Oesterreichischen Sparkassen AG	32,651	$1,812,060
OMV AG	30,115	1,758,346

		3,570,406
BELGIUM—1.70%
AGFA Gevaert NV	15,850	288,103
Belgacom SA	35,504	1,153,759
Dexia Group(1)	145,820	3,350,599
Fortis	250,113	7,950,810
Groupe Bruxelles Lambert SA(1)	14,265	1,394,057
InBev NV	40,576	1,759,864
KBC Groupe SA(1)	39,625	3,676,075
Solvay SA	11,729	1,288,033
Suez SA Strips(2)	21,960	259
UCB SA	16,801	786,363

		21,647,922
DENMARK—0.81%
AP Moller-Maersk A/S	205	2,113,720
Danske Bank A/S	84,956	2,982,586
Novo Nordisk A/S Class B	42,478	2,381,366
TDC A/S	38,674	2,308,777
Vestas Wind Systems A/S(2)	33,285	544,797

		10,331,246
FINLAND—1.70%
Fortum OYJ	83,371	1,557,710
Nokia OYJ	855,583	15,592,185
Sampo OYJ Class A	48,184	836,618
Stora Enso OYJ Class R	122,679	1,655,437
UPM-Kymmene OYJ	101,123	1,975,271

		21,617,221
FRANCE—14.48%
Accor SA	40,259	2,206,269
Alcatel SA(2)	252,332	3,116,272
Alstom(2)	20,773	1,191,326
Arcelor	123,630	3,055,092
Assurances Generales de France	14,899	1,470,953
AXA	302,716	9,733,692
BNP Paribas SA	143,601	11,577,435
Bouygues SA	39,625	1,930,348
Cap Gemini SA(2)	24,726	989,004
Carrefour SA	118,875	5,549,868
Christian Dior SA	11,095	982,842
Compagnie de Saint-Gobain SA	64,034	3,795,448

Compagnie Generale des Etablissements Michelin Class B	28,213	1,580,070
Credit Agricole SA	131,555	4,129,225
Dassault Systemes SA	11,095	624,124
Essilor International SA	18,703	1,504,569
Etablissements Economiques du Casino Guichard-Perrachon SA	10,144	673,051
European Aeronautic Defence and Space Co.	63,717	2,397,521
France Telecom SA	326,193	8,076,132
Groupe Danone	51,037	5,312,711
Hermes International	3,804	948,105
Lafarge SA	33,919	3,040,696
Lagardere S.C.A.	23,458	1,798,542
L’Air Liquide SA	20,922	4,010,264
L’Oreal SA	51,354	3,804,086
LVMH Moet Hennessy Louis Vuitton SA	49,769	4,405,812
Pernod-Ricard SA	13,314	2,314,848
PPR SA	13,631	1,529,864
PSA Peugeot Citroen	32,334	1,857,397
Publicis Groupe	28,530	989,385
Renault SA	37,406	3,040,023
Safran SA(1)	29,481	702,441
Sanofi-Aventis	192,736	16,823,289
Schneider Electric SA	44,380	3,944,454
Societe Generale Class A	71,008	8,702,403
Societe Television Francaise	25,532	705,925
Sodexho Alliance SA	20,288	832,789
STMicroelectronics NV	127,060	2,273,583
Suez SA	233,946	7,257,511
Thales/Ex Thomson CSF(1)	18,069	816,299
Thomson SA	55,260	1,153,720
Total SA	118,241	29,595,783
Valeo SA	13,711	507,988
Veolia Environment	78,616	3,546,053
Vinci SA(1)	32,017	2,743,675
Vivendi Universal SA	212,707	6,638,775

		183,879,662
GERMANY—10.40%
Adidas-Salomon AG	9,827	1,854,630
Allianz AG	81,469	12,294,619
Altana AG	13,631	739,609
BASF AG	100,489	7,670,193
Bayer AG	140,748	5,858,821
Bayerische Motoren Werke AG(1)	63,083	2,756,874
Commerzbank AG	106,829	3,278,784
Continental AG	27,896	2,467,196
DaimlerChrysler AG Registered	196,223	9,984,962
Deutsche Bank AG	106,195	10,258,983
Deutsche Boerse AG	19,971	2,039,076
Deutsche Lufthansa AG	57,694	851,343
Deutsche Post AG	122,362	2,955,921
Deutsche Telekom AG	500,543	8,313,050
E.ON AG	132,823	13,691,511
Fresenius Medical Care AG(1)	6,657	698,852
Hypo Real Estate Holding AG	25,677	1,332,036
Infineon Technologies AG(2)	118,241	1,078,112
Linde AG	15,850	1,229,627
MAN AG	27,896	1,483,345
Metro AG	26,945	1,296,745
MLP AG	10,778	222,735

Muenchener Rueckversicherungs-Gesellschaft AG	35,821	4,832,859
Puma AG	2,536	737,365
RWE AG	90,662	6,689,120
SAP AG	40,893	7,387,724
Schering AG	32,968	2,201,027
Siemens AG	154,062	13,156,805
ThyssenKrupp AG(1)	79,250	1,647,106
TUI AG(1)	41,210	840,940
Volkswagen AG(1)	43,429	2,285,222

		132,135,192
GREECE—0.25%
Hellenic Telecommunications Organization SA ADR(2)	97,953	1,026,547
National Bank of Greece SA ADR	246,020	2,105,931

		3,132,478
IRELAND—1.04%
Allied Irish Banks PLC	172,765	3,678,318
Anglo Irish Bank Corp. PLC	149,941	2,267,382
Bank of Ireland	193,037	3,030,644
CRH PLC	104,312	3,057,574
Elan Corp. PLC(2)	82,420	1,108,291

		13,142,209
ITALY—5.48%
Alleanza Assicurazioni SpA(1)	83,688	1,030,576
Assicurazioni Generali SpA	214,292	7,461,715
Autostrade SpA	48,501	1,159,062
Banca Fideuram SpA	47,550	257,442
Banca Intesa SpA	710,080	3,748,148
Banca Monte dei Paschi di Siena SpA	227,657	1,060,033
Banca Nazionale del Lavoro SpA(2)	179,422	589,410
Banche Popolari Unite Scrl	66,570	1,454,239
Banco Popolare di Verona e Novara Scrl	73,544	1,482,537
Benetton Group SpA(1)	8,700	98,721
Capitalia SpA	246,943	1,424,367
Enel SpA	801,376	6,271,820
Eni SpA	497,690	13,754,587
Fiat SpA(1)(2)	111,267	965,963
Fineco SpA	28,532	273,615
Finmeccanica SpA	56,109	1,082,098
Luxottica Group SpA	23,141	584,953
Mediaset SpA	152,794	1,613,042
Mediobanca SpA	65,619	1,248,476
Mediolanum SpA(1)	41,844	274,919
Pirelli & Co. SpA	478,670	438,141
Sanpaolo IMI SpA	191,468	2,983,427
Seat Pagine Gaille SpA(2)	758,264	352,845
Snam Rete Gas SpA	159,134	651,811
Telecom Italia SpA	1,978,714	5,741,621
Tiscali SpA(2)	49,452	156,036
Unicredito Italiano SpA	1,960,262	13,457,161

		69,616,765
NETHERLANDS—5.20%
ABN AMRO Holding NV(1)	361,380	9,416,211
Aegon NV	239,652	3,886,871
Akzo Nobel NV	57,196	2,641,276
ASML Holding NV(2)	93,198	1,857,846

Burhmann NV	35,355	518,368
Heineken NV	46,282	1,461,972
ING Groep NV	426,999	14,757,433
Koninklijke Ahold NV(2)	207,318	1,547,951
Koninklijke DSM NV	40,600	1,652,196
Koninklijke KPN NV	363,282	3,629,474
Koninklijke Philips Electronics NV	257,404	7,970,048
Randstad Holding NV	12,680	548,761
Reed Elsevier NV	144,869	2,016,387
Royal Numico NV(1)(2)	33,919	1,399,520
TNT Post Group NV	73,227	2,280,298
Unilever NV CVA	110,950	7,570,892
VNU NV	51,671	1,707,168
Wolters Kluwer NV CVA	61,881	1,246,699

		66,109,371
NORWAY—0.81%
DNB NOR ASA	142,967	1,520,196
Norsk Hydro ASA	27,896	2,855,001
Orkla ASA	33,602	1,387,005
Statoil ASA	121,728	2,786,463
Telenor ASA	154,696	1,513,548
Tomra Systems ASA	32,334	230,642

		10,292,855
PORTUGAL—0.54%
Banco Comercial Portugues SA Class R	644,778	1,772,077
Banco Espirito Santo e Comercial de Lisboa SA	29,003	465,263
Brisa-Auto Estradas de Portugal SA(1)	74,812	631,831
CIMPOR-Cimentos de Portugal SGPS SA	50,086	274,717
Energias de Portugal SA	481,523	1,476,749
Portugal Telecom SGPS SA	225,704	2,276,259

		6,896,896
SPAIN—5.73%
Abertis Infraestructuras SA(1)	63,717	1,597,846
Acerinox SA	34,870	505,499
Actividades de Construcciones y Servicios SA	49,769	1,597,364
Altadis SA	51,988	2,349,876
Banco Bilbao Vizcaya Argentaria SA	651,435	11,587,474
Banco Popular Espanol SA	206,050	2,503,377
Banco Sabadell SA	51,671	1,350,619
Banco Santander Central Hispano SA	1,203,332	15,826,201
Bankinter SA	12,363	683,495
Endesa SA	203,514	5,334,021
Gas Natural SDG SA	30,115	840,454
Grupo Ferrovial SA	11,095	765,596
Iberdrola SA	173,716	4,731,296
Industria de Diseno Textil SA	51,037	1,658,529
Repsol YPF SA	189,566	5,516,276
Telefonica SA	947,830	14,209,944
Union Fenosa SA	46,599	1,727,577

		72,785,444
SWEDEN—3.27%
ASSA Abloy AB Class B	69,423	1,090,377
Atlas Copco AB Class A	64,351	1,431,172
Electrolux AB Class B	56,743	1,472,298
ForeningsSparbanken AB(1)	79,250	2,155,860
Hennes & Mauritz AB Class B	92,247	3,129,532

Holmen AB Class B	10,144	334,581
Nordea AB	420,025	4,354,040
Sandvik AB	41,844	1,945,352
Securitas AB Class B	69,106	1,146,181
Skandia Forsakrings AB	202,246	1,209,623
Skandinaviska Enskilda Banken AB Class A	84,956	1,745,320
Skanska AB Class B	71,959	1,094,042
SKF AB	76,080	1,065,881
Svenska Cellulosa AB Class B	35,187	1,313,113
Svenska Handelsbanken AB Class A	99,221	2,456,027
Swedish Match AB	61,498	722,497
Telefonaktiebolaget LM Ericsson Class B	2,857,438	9,801,731
TeliaSonera AB	385,789	2,069,860
Volvo AB Class A	20,922	958,217
Volvo AB Class B	44,063	2,073,429

		41,569,133
SWITZERLAND—10.61%
ABB Ltd.(2)	358,844	3,471,498
Adecco SA	24,726	1,136,914
Baloise Holding Registered	10,461	609,190
Ciba Specialty Chemicals AG	11,412	736,007
Clariant AG Registered(2)	45,331	665,545
Compagnie Financiere Richemont AG	102,074	4,430,087
Credit Suisse Group	233,312	11,860,772
Givaudan SA Registered	1,237	835,804
Holcim Ltd.	31,700	2,152,699
Nestle SA	77,665	23,158,955
Novartis AG	524,635	27,486,662
Roche Holding AG Bearer	5,293	880,326
Roche Holding AG Genusschein	135,359	20,263,539
Serono SA	1,237	982,692
Swatch Group AG (The) Class B	6,657	984,950
Swiss Life Holding	5,389	971,938
Swiss Re(1)	61,815	4,512,010
Swisscom AG	3,804	1,197,093
Syngenta AG(2)	20,922	2,595,506
UBS AG Registered	209,220	19,859,192
Zurich Financial Services AG(2)	27,896	5,926,537

		134,717,916
UNITED KINGDOM—37.28%
Aegis Group PLC	221,266	463,427
Alliance & Leicester PLC	67,838	1,157,621
AMVESCAP PLC	160,402	1,217,136
Anglo American PLC	284,666	9,671,380
ARM Holdings PLC	253,917	527,454
Associated British Foods PLC	69,740	1,004,502
AstraZeneca PLC	304,637	14,795,262
Aviva PLC	460,601	5,574,694
AWG PLC	27,896	524,401
BAA PLC	204,782	2,204,278
BAE Systems PLC	623,222	4,084,406
Barclays PLC(3)	1,241,689	13,024,501
BBA Group PLC	97,002	547,045
BG Group PLC	684,403	6,750,081
BHP Billiton PLC	474,549	7,735,406
BOC Group PLC	93,832	1,929,811
Boots Group PLC	138,529	1,438,809
BP PLC	3,979,618	42,290,291
Brambles Industries PLC	140,431	1,005,324

British Airways PLC(2)	123,947	710,705
British American Tobacco PLC	291,323	6,501,674
British Land Co. PLC	98,587	1,804,197
British Sky Broadcasting Group PLC	226,972	1,934,633
BT Group PLC	1,614,164	6,172,661
Bunzl PLC	70,263	769,581
Cable & Wireless PLC	465,356	952,688
Cadbury Schweppes PLC	402,590	3,797,849
Capita Group PLC	130,604	934,414
Carnival PLC	32,968	1,867,727
Centrica PLC	690,743	3,020,910
Cobham PLC	202,880	590,359
Compass Group PLC	425,414	1,610,377
Cookson Group PLC(2)	34,708	253,236
Cookson Group PLC Deferred(2)(4)	108,864	0
Corus Group PLC	841,635	852,477
Corus Group PLC Deferred(2)(4)	315,252	0
Daily Mail and General Trust PLC Class A	57,694	780,484
Diageo PLC	553,165	8,000,768
DSG International	367,086	1,031,944
Electrocomponents PLC	85,907	414,421
EMAP PLC	49,452	732,659
EMI Group PLC	156,281	650,616
Enterprise Inns PLC	69,106	1,112,822
FirstGroup PLC	82,103	566,268
FKI PLC	126,483	251,882
Friends Provident PLC	422,244	1,373,662
Gallaher Group PLC	124,898	1,881,524
GKN PLC	141,699	700,594
GlaxoSmithKline PLC	1,121,863	28,292,327
Group 4 Securicor PLC	219,047	605,439
GUS PLC	169,912	3,010,307
Hammerson PLC	56,743	995,566
Hanson PLC	134,091	1,470,983
Hays PLC	313,513	675,470
HBOS PLC	737,976	12,580,519
Hilton Group PLC	315,732	1,970,290
HSBC Holdings PLC	2,174,937	34,836,569
IMI PLC	68,789	594,010
Imperial Chemical Industries PLC	229,825	1,309,913
Imperial Tobacco Group PLC	136,944	4,083,663
Intercontinental Hotels Group PLC	87,175	1,256,376
International Power PLC(2)	290,372	1,193,898
Invensys PLC(2)	1,229,009	390,332
ITV PLC	803,278	1,551,406
J Sainsbury PLC	280,862	1,520,040
Johnson Matthey PLC	40,576	983,583
Kesa Electricals PLC	101,581	453,412
Kingfisher PLC	456,797	1,860,529
Land Securities Group PLC	89,394	2,552,159
Legal & General Group PLC	1,240,104	2,597,317
Lloyds TSB Group PLC	1,073,679	9,004,220
LogicaCMG PLC	218,730	665,582
Lonmin PLC	26,311	728,583
Man Group PLC	59,596	1,954,148
Marks & Spencer Group PLC	324,925	2,816,966
Misys PLC	102,074	418,375
Mitchells & Butlers PLC	98,904	709,737
National Grid PLC	522,099	5,095,542
National Grid PLC Deferred(2)(4)	583,465	0
Next PLC	48,184	1,269,750

Northern Rock PLC	77,982	1,262,447
O2 PLC	1,692,780	5,746,773
Old Mutual PLC	773,163	2,186,772
Pearson PLC	152,160	1,795,892
Peninsular & Oriental Steam Navigation Co. PLC	152,477	1,219,824
Pilkington PLC	208,586	533,554
Provident Financial PLC	42,161	396,280
Prudential Corp. PLC	460,918	4,352,045
Rank Group PLC	135,359	710,494
Reckitt Benckiser PLC	117,607	3,876,515
Reed International PLC	243,456	2,282,024
Rentokil Initial PLC	357,259	1,002,785
Reuters Group PLC	276,424	2,042,942
Rexam PLC	99,538	868,080
Rio Tinto PLC	205,733	9,377,251
Rolls-Royce Group PLC(2)	312,879	2,296,252
Royal & Sun Alliance Insurance Group PLC	563,626	1,216,763
Royal Bank of Scotland Group PLC	611,493	18,423,650
Royal Dutch Shell PLC Class A	757,630	23,034,712
Royal Dutch Shell PLC Class B	529,707	16,896,178
SABMiller PLC	162,304	2,956,322
Sage Group PLC	256,453	1,135,886
Schroders PLC	23,775	387,749
Scottish & Newcastle PLC	133,140	1,111,984
Scottish & Southern Energy PLC	162,621	2,830,881
Scottish Power PLC	359,795	3,357,080
Severn Trent PLC	63,083	1,173,947
Shire PLC	98,270	1,255,165
Slough Estates PLC	74,812	768,675
Smith & Nephew PLC	178,471	1,640,719
Smith WH PLC	39,696	296,104
Smiths Group PLC	107,463	1,929,735
Spirent PLC(2)	197,174	167,557
Standard Chartered PLC	247,260	5,497,063
Tate & Lyle PLC	94,149	909,979
Tesco PLC	1,513,992	8,616,168
3i Group PLC	105,244	1,531,243
TI Automotive Ltd.(2)(4)	3,861	0
Tomkins PLC	155,330	799,322
Trinity Mirror PLC	48,501	477,103
Unilever PLC	556,018	5,502,946
United Business Media PLC	54,207	592,791
United Utilities PLC	162,304	1,869,644
Vodafone Group PLC	11,893,206	25,624,165
Whitbread PLC	51,892	845,422
William Hill PLC	77,665	713,990
William Morrison Supermarkets PLC	461,552	1,533,235
Wolseley PLC	113,803	2,393,298
WPP Group PLC	244,090	2,635,771
Xstrata PLC	71,008	1,657,881
Yell Group PLC	131,238	1,208,750

		473,605,780

TOTAL COMMON STOCKS
(Cost: $1,020,058,981)		1,265,050,496

Security	Shares	Value
PREFERRED STOCKS—0.18%

GERMANY—0.18%
Henkel KGaA	11,412	1,144,187
Porsche AG(1)	1,585	1,134,783

		2,278,970

TOTAL PREFERRED STOCKS
(Cost: $1,677,148)		2,278,970

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.38%

CERTIFICATES OF DEPOSIT(5)—0.06%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$44,791	44,791
Credit Suisse First Boston NY
4.03%, 01/04/06	44,791	44,791
First Tennessee Bank
4.18%, 01/26/06	13,885	13,884
Fortis Bank NY
3.83%-3.84%, 01/25/06	134,372	134,372
Toronto-Dominion Bank
3.94%, 07/10/06	44,791	44,791
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	385,199	385,198
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	134,372	134,373

		802,200
COMMERCIAL PAPER(5)—0.31%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	273,223	271,885
Bryant Park Funding LLC
3.92%, 02/22/06	22,858	22,734
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	192,600	191,924
CC USA Inc.
4.23%, 04/21/06	26,874	26,533
Charta LLC
4.25%, 01/26/06	67,186	67,003
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	273,514	273,188
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	329,659	328,563
Dorada Finance Inc.
3.76%, 01/26/06	8,958	8,937
Ebury Finance Ltd.
4.30%, 01/30/06	125,414	125,009
Edison Asset Securitization LLC
4.37%, 05/08/06	44,791	44,111
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	74,352	74,230
Ford Credit Floorplan Motown
4.05%, 01/06/06	179,162	179,102
Galaxy Funding Inc.
4.23%, 04/18/06	25,710	25,393

Gemini Securitization Corp.
4.25%, 01/30/06	44,791	44,648
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	438,490	438,173
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	76,144	76,080
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	134,372	133,380
HSBC PLC
3.88%, 02/03/06	26,874	26,785
Jupiter Securitization Corp.
4.23%, 01/24/06	31,353	31,276
Liberty Street Funding Corp.
4.23%, 01/04/06	35,832	35,828
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	111,081	110,944
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	94,060	93,860
Nordea North America Inc.
4.16%, 04/04/06	94,060	93,071
Prudential Funding LLC
4.27%, 01/17/06	179,162	178,865
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	89,581	89,143
Sedna Finance Inc.
3.92%, 02/21/06	22,395	22,276
Sigma Finance Inc.
4.16%, 04/06/06	53,749	53,171
Solitaire Funding Ltd.
4.24%, 01/23/06	219,770	219,252
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	24,024	24,021
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	285,515	285,447
Thunder Bay Funding Inc.
4.22%, 01/13/06	8,958	8,948
Ticonderoga Funding LLC
4.27%, 01/05/06	22,395	22,390
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	315,292	314,502

		3,940,672
LOAN PARTICIPATIONS(5)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	44,791	44,791

		44,791
MEDIUM-TERM NOTES(5)—0.03%
Dorada Finance Inc.
3.93%, 07/07/06	27,770	27,769
K2 USA LLC
3.94%, 07/07/06	53,749	53,747
Marshall & Ilsley Bank
5.18%, 12/15/06	89,581	89,873
Toronto-Dominion Bank
3.81%, 06/20/06	111,977	111,982
US Bank N.A.
2.85%, 11/15/06	17,916	17,631

		301,002

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(3)(6)	649,798	649,798

		649,798
REPURCHASE AGREEMENTS(5)—0.15%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $448,123 and an effective yield of 4.37%.(7)	$447,906	447,906
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $35,849 and an effective yield of 4.32%.(7)	35,832	35,832
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $716,996 and an effective yield of 4.34%.(8)	716,650	716,650
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $672,182 and an effective yield of 4.33%.(8)	671,859	671,859

		1,872,247
TIME DEPOSITS(5)—0.06%
UBS AG
4.06%, 01/03/06	537,487	537,487
Wells Fargo Bank N.A.
4.00%, 01/03/06	185,595	185,595

		723,082
VARIABLE & FLOATING RATE NOTES(5)—0.72%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(9)	314,878	314,956
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	344,888	344,886
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	147,809	147,809
American Express Credit Corp.
4.39%, 11/06/07	26,874	26,901
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(9)	291,139	291,261
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(9)	58,228	58,228
Bank of America N.A.
4.31%, 08/10/06	447,906	447,906
Bank of Ireland
4.34%, 12/20/06(9)	89,581	89,581
Bank of Nova Scotia
4.22%, 01/03/06	35,832	35,832
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(9)	223,057	223,048
BMW US Capital LLC
4.34%, 12/15/06(9)	89,581	89,581
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(9)	240,973	240,967
Commodore CDO Ltd.
4.56%, 06/13/06(9)	22,395	22,395
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	313,534	313,534
DEPFA Bank PLC
4.50%, 12/15/06	89,581	89,581
Descartes Funding Trust
4.37%, 11/15/06(9)	40,312	40,312
Dexia Credit Local
4.33%, 08/30/06	44,791	44,785

Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(9)	142,434	142,437
Eli Lilly Services Inc.
4.26%, 09/01/06(9)	89,581	89,581
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	89,581	89,581
Fifth Third Bancorp.
4.35%, 11/22/06(9)	179,162	179,162
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(9)	62,707	62,706
General Electric Capital Corp.
4.44%, 01/09/07	40,312	40,344
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	67,186	67,186
Hartford Life Global Funding Trusts
4.36%, 02/17/07	89,581	89,581
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	268,744	268,743
Holmes Financing PLC
4.33%, 12/15/06(9)	246,348	246,348
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	76,144	76,162
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(9)	259,786	259,776
Leafs LLC
4.37%, 01/20/06-02/21/06(9)	93,924	93,924
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(9)	304,576	304,586
Lothian Mortgages PLC
4.37%, 01/24/06(9)	44,791	44,791
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	138,851	138,865
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(9)	267,848	267,993
Mound Financing PLC
4.30%, 11/08/06(9)	179,162	179,162
Natexis Banques Populaires
4.35%, 01/12/07(9)	67,186	67,186
National City Bank (Ohio)
4.26%, 01/06/06	44,791	44,790
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(9)	331,450	331,462
Nordea Bank AB
4.34%, 12/11/06(9)	156,767	156,767
Nordea Bank PLC
4.23%, 10/02/06	53,749	53,739
Northern Rock PLC
4.32%, 11/03/06(9)	107,497	107,501
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(9)	243,661	243,661
Pfizer Investment Capital PLC
4.33%, 12/15/06(9)	223,953	223,953
Principal Life Income Funding Trusts
4.29%, 05/10/06	67,186	67,187
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	134,372	134,356
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(9)	76,144	76,143
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(9)	189,016	189,014

Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(9)	89,581	89,581
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(9)	138,851	138,845
Strips III LLC
4.43%, 07/24/06(9)(10)	24,161	24,161
SunTrust Bank
4.19%, 04/28/06	134,372	134,372
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(9)	199,766	199,753
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	197,079	197,078
Unicredito Italiano SpA
4.43%, 06/14/06	116,456	116,437
Union Hamilton Special Funding LLC
4.52%, 03/28/06(9)	89,581	89,581
US Bank N.A.
4.31%, 09/29/06	40,312	40,304
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	291,139	291,139
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(9)	184,839	184,840
Wells Fargo & Co.
4.36%, 09/15/06(9)	44,791	44,794
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(9)	98,539	98,532
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(9)	183,641	183,640
Winston Funding Ltd.
4.26%, 01/23/06(9)	63,961	63,961
World Savings Bank
4.29%, 03/09/06	134,372	134,371

		9,189,639

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,523,431)		17,523,431

TOTAL INVESTMENTS IN SECURITIES — 101.14%
(Cost: $1,039,259,560)		1,284,852,897
Other Assets, Less Liabilities —(1.14)%		(14,510,256)

NET ASSETS — 100.00%		$1,270,342,641

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(8)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(9)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.69%

AUSTRALIA—0.80%
BHP Billiton Ltd.	179,095	$2,988,784

		2,988,784
BELGIUM—0.50%
Fortis	59,619	1,895,221

		1,895,221
CANADA—0.39%
Alcan Inc.	19,171	785,052
Nortel Networks Corp.(1)	219,555	667,226

		1,452,278
FINLAND—1.02%
Nokia OYJ ADR(2)	209,722	3,837,913

		3,837,913
FRANCE—7.23%
Alcatel SA(1)	62,832	775,968
AXA	76,279	2,452,716
BNP Paribas SA	37,128	2,993,343
Carrefour SA	29,988	1,400,037
France Telecom SA	82,348	2,038,834
L’Oreal SA	13,685	1,013,727
LVMH Moet Hennessy Louis Vuitton SA	12,614	1,116,657
Sanofi-Aventis	48,552	4,237,944
Suez SA	56,763	1,760,911
Total SA	30,345	7,595,369
Vivendi Universal SA	53,431	1,667,629

		27,053,135
GERMANY—5.53%
Allianz AG	19,159	2,891,316
BASF AG	24,752	1,889,287
Bayer AG	35,462	1,476,153
DaimlerChrysler AG Registered	48,909	2,488,773
Deutsche Bank AG	26,418	2,552,115
Deutsche Telekom AG	124,712	2,071,225
E.ON AG	32,963	3,397,855
Siemens AG	39,627	3,384,123
Volkswagen AG(2)	10,877	572,345

		20,723,192
ITALY—0.50%
Assicurazioni Generali SpA	53,669	1,868,772

		1,868,772

JAPAN—5.39%
Canon Inc.	35,700	2,087,012
Fuji Photo Film Co. Ltd.	23,800	786,410
Hitachi Ltd.	119,000	801,534
Honda Motor Co. Ltd.	35,700	2,035,593
Matsushita Electric Industrial Co. Ltd.	119,000	2,293,696
Nissan Motor Co. Ltd.	119,000	1,204,821
Seven & I Holdings Co. Ltd.(1)	35,720	1,528,306
Sony Corp.	47,600	1,943,845
Toshiba Corp.	119,000	709,786
Toyota Motor Corp.	130,900	6,787,325

		20,178,328
NETHERLANDS—2.93%
ABN AMRO Holding NV	90,559	2,359,629
Aegon NV	60,690	984,320
ING Groep NV	107,457	3,713,801
Koninklijke Philips Electronics NV NYS	64,379	2,002,187
Unilever NV NYS	27,846	1,911,628

		10,971,565
SOUTH KOREA—1.07%
Samsung Electronics Co. Ltd. GDR	12,138	3,999,471

		3,999,471
SPAIN—3.19%
Banco Bilbao Vizcaya Argentaria SA	166,362	2,959,183
Banco Santander Central Hispano SA	305,235	4,014,445
Repsol YPF SA	49,266	1,433,616
Telefonica SA	236,691	3,548,490

		11,955,734
SWEDEN—0.67%
Telefonaktiebolaget LM Ericsson AB ADR(2)	72,581	2,496,786

		2,496,786
SWITZERLAND—5.85%
Credit Suisse Group	58,667	2,982,426
Nestle SA	19,873	5,925,937
Novartis AG	130,900	6,858,109
Swiss Re	15,470	1,129,188
UBS AG Registered	52,598	4,992,610

		21,888,270
UNITED KINGDOM—14.50%
AstraZeneca PLC	77,112	3,745,088
Barclays PLC(3)	313,565	3,289,091
BP PLC	1,006,264	10,693,248
Diageo PLC	143,038	2,068,847
GlaxoSmithKline PLC	283,101	7,139,540
HSBC Holdings PLC	546,924	8,760,233
Reuters Group PLC	73,066	540,002
Royal Dutch Shell PLC Class A ADR	96,211	5,916,014
Royal Dutch Shell PLC Class B	134,351	4,285,423
Standard Chartered PLC	61,404	1,365,128
Vodafone Group PLC	3,003,322	6,470,721

		54,273,335
UNITED STATES—50.12%
Altria Group Inc.	101,031	7,549,036
American International Group Inc.	125,902	8,590,293
Bristol-Myers Squibb Co.	95,200	2,187,696

Chevron Corp.	103,649	5,884,154
Citigroup Inc.(2)	245,854	11,931,295
Coca-Cola Co. (The)	101,150	4,077,356
Colgate-Palmolive Co.	25,704	1,409,864
Dell Inc.(1)	114,121	3,422,489
Dow Chemical Co. (The)	47,719	2,091,047
Du Pont (E.I.) de Nemours and Co.	45,220	1,921,850
EMC Corp.(1)	113,169	1,541,362
Exxon Mobil Corp.	301,784	16,951,207
Ford Motor Co.(2)	91,154	703,709
General Electric Co.	513,009	17,980,965
General Motors Corp.(2)	29,512	573,123
Hewlett-Packard Co.	136,731	3,914,609
Intel Corp.	293,930	7,336,493
International Business Machines Corp.	76,993	6,328,825
Johnson & Johnson	144,109	8,660,951
JP Morgan Chase & Co.	170,170	6,754,047
Kimberly-Clark Corp.	22,967	1,369,982
Lucent Technologies Inc.(1)(2)	218,960	582,434
McDonald’s Corp.	61,880	2,086,594
Merck & Co. Inc.	101,507	3,228,938
Microsoft Corp.	444,346	11,619,648
Morgan Stanley	52,955	3,004,667
News Corp. Class A	122,094	1,898,562
Nike Inc. Class B	9,401	815,913
PepsiCo Inc.	81,158	4,794,815
Pfizer Inc.	356,167	8,305,814
Procter & Gamble Co.	162,554	9,408,625
Texas Instruments Inc.	79,016	2,534,043
3M Co.	37,604	2,914,310
Time Warner Inc.	227,885	3,974,314
Tyco International Ltd.	98,056	2,829,896
United Technologies Corp.	49,861	2,787,728
Wal-Mart Stores Inc.	121,261	5,675,015

		187,641,669

TOTAL COMMON STOCKS
(Cost: $350,861,787)		373,224,453

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.30%

CERTIFICATES OF DEPOSIT(4)—0.10%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$20,896	20,896
Credit Suisse First Boston NY
4.03%, 01/04/06	20,896	20,896
First Tennessee Bank
4.18%, 01/26/06	6,478	6,478
Fortis Bank NY
3.83%-3.84%, 01/25/06	62,689	62,689
Toronto-Dominion Bank
3.94%, 07/10/06	20,896	20,896
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	179,709	179,709
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	62,689	62,689

		374,253

COMMERCIAL PAPER(4)—0.49%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	127,468	126,844
Bryant Park Funding LLC
3.92%, 02/22/06	10,664	10,606
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	89,855	89,539
CC USA Inc.
4.23%, 04/21/06	12,538	12,379
Charta LLC
4.25%, 01/26/06	31,345	31,260
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	127,604	127,453
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	153,798	153,288
Dorada Finance Inc.
3.76%, 01/26/06	4,179	4,169
Ebury Finance Ltd.
4.30%, 01/30/06	58,510	58,321
Edison Asset Securitization LLC
4.37%, 05/08/06	20,896	20,579
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	34,688	34,631
Ford Credit Floorplan Motown
4.05%, 01/06/06	83,586	83,557
Galaxy Funding Inc.
4.23%, 04/18/06	11,995	11,847
Gemini Securitization Corp.
4.25%, 01/30/06	20,896	20,830
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	204,571	204,423
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	35,524	35,494
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	62,689	62,227
HSBC PLC
3.88%, 02/03/06	12,538	12,496
Jupiter Securitization Corp.
4.23%, 01/24/06	14,627	14,591
Liberty Street Funding Corp.
4.23%, 01/04/06	16,717	16,715
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	51,823	51,759
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	43,882	43,789
Nordea North America Inc.
4.16%, 04/04/06	43,882	43,421
Prudential Funding LLC
4.27%, 01/17/06	83,586	83,447
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	41,793	41,589
Sedna Finance Inc.
3.92%, 02/21/06	10,448	10,392
Sigma Finance Inc.
4.16%, 04/06/06	25,076	24,806
Solitaire Funding Ltd.
4.24%, 01/23/06	102,530	102,289
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	11,208	11,207
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	133,203	133,172

Thunder Bay Funding Inc.
4.22%, 01/13/06	4,179	4,174
Ticonderoga Funding LLC
4.27%, 01/05/06	10,448	10,446
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	147,095	146,726

		1,838,466
LOAN PARTICIPATIONS(4)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	20,896	20,896

		20,896
MEDIUM-TERM NOTES(4)—0.04%
Dorada Finance Inc.
3.93%, 07/07/06	12,956	12,955
K2 USA LLC
3.94%, 07/07/06	25,076	25,075
Marshall & Ilsley Bank
5.18%, 12/15/06	41,793	41,929
Toronto-Dominion Bank
3.81%, 06/20/06	52,241	52,243
US Bank N.A.
2.85%, 11/15/06	8,359	8,225

		140,427
MONEY MARKET FUNDS—0.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(3)(5)	740,065	740,065

		740,065
REPURCHASE AGREEMENTS(4)—0.23%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $209,065 and an effective yield of 4.37%.(6)	$208,964	208,964
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $16,725 and an effective yield of 4.32%.(6)	16,717	16,717
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $334,504 and an effective yield of 4.34%.(7)	334,343	334,343
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $313,597 and an effective yield of 4.33%.(7)	313,446	313,446

		873,470
TIME DEPOSITS(4)—0.09%
UBS AG
4.06%, 01/03/06	250,757	250,757
Wells Fargo Bank N.A.
4.00%, 01/03/06	86,587	86,587

		337,344
VARIABLE & FLOATING RATE NOTES(4)—1.14%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	146,902	146,938
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	160,902	160,901
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	68,958	68,958

American Express Credit Corp.
4.39%, 11/06/07	12,538	12,550
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	135,827	135,883
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	27,165	27,165
Bank of America N.A.
4.31%, 08/10/06	208,964	208,964
Bank of Ireland
4.34%, 12/20/06(8)	41,793	41,793
Bank of Nova Scotia
4.22%, 01/03/06	16,717	16,717
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	104,064	104,060
BMW US Capital LLC
4.34%, 12/15/06(8)	41,793	41,793
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	112,423	112,419
Commodore CDO Ltd.
4.56%, 06/13/06(8)	10,448	10,448
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	146,275	146,275
DEPFA Bank PLC
4.50%, 12/15/06	41,793	41,793
Descartes Funding Trust
4.37%, 11/15/06(8)	18,807	18,807
Dexia Credit Local
4.33%, 08/30/06	20,896	20,894
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	66,451	66,452
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	41,793	41,793
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	41,793	41,792
Fifth Third Bancorp.
4.35%, 11/22/06(8)	83,586	83,586
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	29,255	29,255
General Electric Capital Corp.
4.44%, 01/09/07	18,807	18,822
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	31,345	31,344
Hartford Life Global Funding Trusts
4.36%, 02/17/07	41,793	41,793
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	125,378	125,379
Holmes Financing PLC
4.33%, 12/15/06(8)	114,930	114,930
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	35,524	35,532
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	121,199	121,195
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	43,819	43,819
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	142,096	142,100
Lothian Mortgages PLC
4.37%, 01/24/06(8)	20,896	20,896
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	64,779	64,785
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	124,961	125,028

Mound Financing PLC
4.30%, 11/08/06(8)	83,586	83,586
Natexis Banques Populaires
4.35%, 01/12/07(8)	31,345	31,345
National City Bank (Ohio)
4.26%, 01/06/06	20,896	20,896
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	154,633	154,639
Nordea Bank AB
4.34%, 12/11/06(8)	73,137	73,137
Nordea Bank PLC
4.23%, 10/02/06	25,076	25,071
Northern Rock PLC
4.32%, 11/03/06(8)	50,151	50,153
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	113,676	113,677
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	104,482	104,482
Principal Life Income Funding Trusts
4.29%, 05/10/06	31,345	31,345
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	62,689	62,682
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	35,524	35,524
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	88,183	88,182
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	41,793	41,793
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	64,779	64,776
Strips III LLC
4.43%, 07/24/06(8)(9)	11,272	11,272
SunTrust Bank
4.19%, 04/28/06	62,689	62,689
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	93,198	93,192
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	91,944	91,944
Unicredito Italiano SpA
4.43%, 06/14/06	54,331	54,322
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	41,793	41,793
US Bank N.A.
4.31%, 09/29/06	18,807	18,803
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	135,827	135,826
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	86,234	86,234
Wells Fargo & Co.
4.36%, 09/15/06(8)	20,896	20,898
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	45,972	45,969
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	85,675	85,676
Winston Funding Ltd.
4.26%, 01/23/06(8)	29,840	29,840
World Savings Bank
4.29%, 03/09/06	62,689	62,689

		4,287,294

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,612,215)		8,612,215

TOTAL INVESTMENTS IN SECURITIES—101.99%
(Cost: $359,474,002)	381,836,668
Other Assets, Less Liabilities—(1.99)%	(7,465,655)

NET ASSETS—100.00%	$374,371,013

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—98.53%

ARGENTINA—0.31%
Petrobras Energia Participaciones SA ADR(1)(2)	16,781	$207,078
Tenaris SA ADR	14,500	1,660,250

		1,867,328
AUSTRALIA—0.08%
Woodside Petroleum Ltd.	17,802	511,769

		511,769
CANADA—10.21%
Cameco Corp.	27,477	1,735,674
Canadian Natural Resources Ltd.	184,212	9,087,992
Enbridge Inc.	76,301	2,373,649
EnCana Corp.	286,638	12,897,054
Husky Energy Inc.	47,913	2,419,952
Imperial Oil Ltd.	53,535	5,289,110
Nexen Inc.	37,736	1,790,292
Petro-Canada	130,458	5,209,832
Suncor Energy Inc.	164,217	10,307,230
Talisman Energy Inc.	127,972	6,748,342
TransCanada Corp.	112,119	3,517,666

		61,376,793
CHINA—0.85%
PetroChina Co. Ltd. ADR	62,307	5,106,682

		5,106,682
FRANCE—7.31%
Total SA	175,614	43,956,274

		43,956,274
ITALY—3.67%
Eni SpA	798,123	22,057,611

		22,057,611
JAPAN—0.46%
Nippon Oil Corp.	177,000	1,372,151
TonenGeneral Sekiyu K.K.	131,000	1,407,337

		2,779,488
NORWAY—1.94%
Norsk Hydro ASA ADR	72,659	7,496,956
Statoil ASA ADR	181,172	4,159,709

		11,656,665
SPAIN—1.77%
Repsol YPF SA ADR(1)	361,329	10,626,686

		10,626,686
UNITED KINGDOM—22.40%
BG Group PLC	1,315,296	12,972,408

BP PLC	6,115,831	64,990,994
Royal Dutch Shell PLC Class A	1,067,095	32,443,575
Royal Dutch Shell PLC Class B	762,201	24,312,089

		134,719,066
UNITED STATES—49.53%
Amerada Hess Corp.	32,637	4,139,024
Anadarko Petroleum Corp.	68,922	6,530,359
Apache Corp.	106,701	7,311,153
Baker Hughes Inc.(1)	90,945	5,527,637
BJ Services Co.	86,817	3,183,579
Burlington Resources Inc.	124,743	10,752,847
Chevron Corp.	518,451	29,432,463
ConocoPhillips	439,387	25,563,536
Devon Energy Corp.	129,675	8,109,874
El Paso Corp.(1)	184,857	2,247,861
EOG Resources Inc.(1)	83,076	6,095,286
Exxon Mobil Corp.	1,785,876	100,312,655
Halliburton Co.	141,771	8,784,131
Kerr-McGee Corp.(1)	26,642	2,420,692
Kinder Morgan Inc.	32,580	2,995,731
Marathon Oil Corp.	111,857	6,819,921
Murphy Oil Corp.	11,481	619,859
Nabors Industries Ltd.(1)(2)	42,888	3,248,766
National Oilwell Varco Inc.(2)	45,795	2,871,347
Noble Corp.	36,636	2,584,303
Occidental Petroleum Corp.	139,096	11,110,988
Rowan Companies Inc.	27,864	993,073
Schlumberger Ltd.	171,519	16,663,071
Sunoco Inc.	61,017	4,782,512
Transocean Inc.(2)	89,010	6,203,107
Valero Energy Corp.	155,832	8,040,931
Weatherford International Ltd.(2)	86,688	3,138,106
Williams Companies Inc.	160,218	3,712,251
XTO Energy Inc.	84,151	3,697,595

		297,892,658

TOTAL COMMON STOCKS
(Cost: $549,684,411)		592,551,020

Security	Shares	Value

PREFERRED STOCKS—1.30%
BRAZIL—1.30%
Petroleo Brasileiro SA ADR(1)	121,260	7,805,506

		7,805,506

TOTAL PREFERRED STOCKS
(Cost: $5,661,840)		7,805,506

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.85%

CERTIFICATES OF DEPOSIT(3)—0.08%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$26,507	26,507
Credit Suisse First Boston NY
4.03%, 01/04/06	26,507	26,507

First Tennessee Bank
4.18%, 01/26/06	8,217	8,217
Fortis Bank NY
3.83%-3.84%, 01/25/06	79,520	79,521
Toronto-Dominion Bank
3.94%, 07/10/06	26,507	26,507
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	227,959	227,958
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	79,520	79,521

		474,738
COMMERCIAL PAPER(3)—0.39%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	161,692	160,899
Bryant Park Funding LLC
3.92%, 02/22/06	13,527	13,454
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	113,979	113,579
CC USA Inc.
4.23%, 04/21/06	15,904	15,702
Charta LLC
4.25%, 01/26/06	39,760	39,652
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	161,864	161,670
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	195,090	194,441
Dorada Finance Inc.
3.76%, 01/26/06	5,301	5,289
Ebury Finance Ltd.
4.30%, 01/30/06	74,219	73,980
Edison Asset Securitization LLC
4.37%, 05/08/06	26,507	26,105
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	44,001	43,929
Ford Credit Floorplan Motown
4.05%, 01/06/06	106,027	105,991
Galaxy Funding Inc.
4.23%, 04/18/06	15,215	15,027
Gemini Securitization Corp.
4.25%, 01/30/06	26,507	26,422
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	259,496	259,308
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	45,062	45,024
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	79,520	78,933
HSBC PLC
3.88%, 02/03/06	15,904	15,851
Jupiter Securitization Corp.
4.23%, 01/24/06	18,555	18,509
Liberty Street Funding Corp.
4.23%, 01/04/06	21,205	21,203
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	65,737	65,656
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	55,664	55,545
Nordea North America Inc.
4.16%, 04/04/06	55,664	55,079
Prudential Funding LLC
4.27%, 01/17/06	106,027	105,851
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	53,014	52,755
Sedna Finance Inc.
3.92%, 02/21/06	13,253	13,183

Sigma Finance Inc.
4.16%, 04/06/06	31,808	31,466
Solitaire Funding Ltd.
4.24%, 01/23/06	130,058	129,751
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	14,217	14,216
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	168,966	168,926
Thunder Bay Funding Inc.
4.22%, 01/13/06	5,301	5,295
Ticonderoga Funding LLC
4.27%, 01/05/06	13,253	13,250
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	186,588	186,120

		2,332,061
LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	26,507	26,507

		26,507
MEDIUM-TERM NOTES(3)—0.03%
Dorada Finance Inc.
3.93%, 07/07/06	16,434	16,433
K2 USA LLC
3.94%, 07/07/06	31,808	31,807
Marshall & Ilsley Bank
5.18%, 12/15/06	53,014	53,187
Toronto-Dominion Bank
3.81%, 06/20/06	66,267	66,270
US Bank N.A.
2.85%, 11/15/06	10,603	10,434

		178,131
MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	1,157,043	1,157,043

		1,157,043
REPURCHASE AGREEMENTS(3)—0.18%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $265,197 and an effective yield of 4.37%.(6)	$265,068	265,068
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $21,215 and an effective yield of 4.32%.(6)	21,205	21,205
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $424,314 and an effective yield of 4.34%.(7)	424,109	424,109
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $397,793 and an effective yield of 4.33%.(7)	397,602	397,602

		1,107,984
TIME DEPOSITS(3)—0.07%
UBS AG
4.06%, 01/03/06	318,082	318,082
Wells Fargo Bank N.A.
4.00%, 01/03/06	109,834	109,834

		427,916
VARIABLE & FLOATING RATE NOTES(3)—0.90%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	186,343	186,389

American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	204,102	204,100
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	87,472	87,472
American Express Credit Corp.
4.39%, 11/06/07	15,904	15,920
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	172,294	172,367
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	34,459	34,459
Bank of America N.A.
4.31%, 08/10/06	265,068	265,068
Bank of Ireland
4.34%, 12/20/06(8)	53,014	53,014
Bank of Nova Scotia
4.22%, 01/03/06	21,205	21,205
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	132,004	131,999
BMW US Capital LLC
4.34%, 12/15/06(8)	53,014	53,014
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	142,607	142,602
Commodore CDO Ltd.
4.56%, 06/13/06(8)	13,253	13,253
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	185,548	185,548
DEPFA Bank PLC
4.50%, 12/15/06	53,014	53,014
Descartes Funding Trust
4.37%, 11/15/06(8)	23,856	23,856
Dexia Credit Local
4.33%, 08/30/06	26,507	26,503
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	84,292	84,293
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	53,014	53,014
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	53,014	53,014
Fifth Third Bancorp.
4.35%, 11/22/06(8)	106,027	106,027
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	37,110	37,109
General Electric Capital Corp.
4.44%, 01/09/07	23,856	23,875
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	39,760	39,760
Hartford Life Global Funding Trusts
4.36%, 02/17/07	53,014	53,014
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	159,041	159,042
Holmes Financing PLC
4.33%, 12/15/06(8)	145,787	145,787
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	45,062	45,072
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	153,739	153,733
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	55,584	55,584
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	180,246	180,252
Lothian Mortgages PLC
4.37%, 01/24/06(8)	26,507	26,507
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	82,171	82,179

Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	158,511	158,596
Mound Financing PLC
4.30%, 11/08/06(8)	106,027	106,027
Natexis Banques Populaires
4.35%, 01/12/07(8)	39,760	39,760
National City Bank (Ohio)
4.26%, 01/06/06	26,507	26,507
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	196,150	196,158
Nordea Bank AB
4.34%, 12/11/06(8)	92,774	92,774
Nordea Bank PLC
4.23%, 10/02/06	31,808	31,803
Northern Rock PLC
4.32%, 11/03/06(8)	63,616	63,618
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	144,197	144,197
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	132,534	132,534
Principal Life Income Funding Trusts
4.29%, 05/10/06	39,760	39,761
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	79,520	79,512
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	45,062	45,062
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	111,859	111,857
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	53,014	53,014
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	82,171	82,168
Strips III LLC
4.43%, 07/24/06(8)(9)	14,299	14,299
SunTrust Bank
4.19%, 04/28/06	79,520	79,520
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	118,220	118,211
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	116,630	116,630
Unicredito Italiano SpA
4.43%, 06/14/06	68,918	68,907
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	53,014	53,014
US Bank N.A.
4.31%, 09/29/06	23,856	23,852

Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	172,294	172,295
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	109,387	109,387
Wells Fargo & Co.
4.36%, 09/15/06(8)	26,507	26,509
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	58,315	58,311
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	108,678	108,677
Winston Funding Ltd.
4.26%, 01/23/06(8)	37,852	37,852
World Savings Bank
4.29%, 03/09/06	79,520	79,520

		5,438,377

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,142,757)		11,142,757

TOTAL INVESTMENTS IN SECURITIES—101.68%
(Cost: $566,489,008)		611,499,283
Other Assets, Less Liabilities—(1.68)%		(10,121,527)

NET ASSETS—100.00%		$601,377,756

ADR	- American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.82%

AUSTRALIA—4.60%
AMP Ltd.	38,430	$216,784
Australia & New Zealand Banking Group Ltd.	37,533	659,399
AXA Asia Pacific Holdings Ltd.	25,800	96,142
Commonwealth Bank of Australia	25,980	814,714
GPT Group	43,890	132,002
Insurance Australia Group Ltd.	32,281	128,344
Lend Lease Corp. Ltd.	9,420	100,057
Macquarie Bank Ltd.	4,713	235,610
Mirvac Group	12,000	36,267
National Australia Bank Ltd.	31,770	755,078
Promina Group Ltd.	17,790	63,161
QBE Insurance Group Ltd.	15,960	229,466
St. George Bank Ltd.	11,190	243,462
Stockland Trust Group	25,830	123,159
Suncorp-Metway Ltd.	11,340	166,785
Westfield Group	32,130	428,012
Westpac Banking Corp.	36,900	615,797

		5,044,239
BELGIUM—1.47%
Dexia Group	14,190	326,053
Fortis	23,528	747,929
Groupe Bruxelles Lambert SA	1,320	128,998
KBC Groupe SA(1)	4,417	409,772

		1,612,752
BRAZIL—0.63%
Banco Bradesco SA ADR(1)	10,380	302,577
Banco Itau Holding Financiera SA ADR	10,500	252,210
Unibanco-Uniao de Bancos Brasileiros SA GDR	2,100	133,497

		688,284
CANADA—4.80%
Bank of Montreal	9,810	545,863
Bank of Nova Scotia	19,560	772,588
Brascan Corp. Class A	3,960	198,686
Canadian Imperial Bank of Commerce	6,630	433,676
Manulife Financial Corp.	15,934	931,228
National Bank of Canada	3,450	178,148
Royal Bank of Canada	12,750	991,163
Sun Life Financial Inc.	11,760	470,440
Toronto-Dominion Bank	14,190	742,571

		5,264,363
CHILE—0.11%
Banco de Chile ADR	1,142	45,691

Banco Santander Chile SA ADR	1,802	80,369

		126,060
DENMARK—0.28%
Danske Bank A/S	8,670	304,381

		304,381
FRANCE—3.34%
Assurances Generales de France	1,487	146,809
AXA	30,690	986,823
BNP Paribas SA	14,910	1,202,078
Credit Agricole SA	13,744	431,394
Societe Generale Class A	7,350	900,781

		3,667,885
GERMANY—3.16%
Allianz AG	8,160	1,231,439
Commerzbank AG	10,067	308,975
Deutsche Bank AG	10,920	1,054,928
Deutsche Boerse AG	2,190	223,603
Hypo Real Estate Holding AG	2,209	114,595
MLP AG	1,860	38,438
Muenchener Rueckversicherungs-Gesellschaft AG	3,690	497,843

		3,469,821
GREECE—0.25%
National Bank of Greece SA ADR	31,776	272,003

		272,003
HONG KONG—1.04%
BOC Hong Kong Holdings Ltd.	90,000	172,953
Cheung Kong (Holdings) Ltd.	30,000	307,795
Hang Seng Bank Ltd.	18,000	234,938
Sun Hung Kai Properties Ltd.	30,000	292,124
Swire Pacific Ltd. Class A	15,000	134,648

		1,142,458
IRELAND—0.74%
Allied Irish Banks PLC	17,220	368,863
Anglo Irish Bank Corp. PLC	8,730	132,014
Bank of Ireland	19,860	311,798

		812,675
ITALY—3.43%
Alleanza Assicurazioni SpA(1)	11,010	135,583
Assicurazioni Generali SpA	22,620	787,636
Banca Fideuram SpA(1)	9,180	49,702
Banca Intesa SpA	78,600	414,889
Banca Monte dei Paschi di Siena SpA(1)	22,950	106,862
Banca Nazionale del Lavoro SpA(2)	26,850	88,204
Banche Popolari Unite Scrl	6,450	140,902
Banco Popolare di Verona e Novara Scrl	7,710	155,422
Capitalia SpA	28,050	161,792
Fineco SpA	3,760	36,057
Mediobanca SpA	7,140	135,847
Mediolanum SpA(1)	6,030	39,618
Sanpaolo IMI SpA	21,510	335,166
Unicredito Italiano SpA	170,880	1,173,088

		3,760,768

JAPAN—9.52%
Acom Co. Ltd.	2,400	154,130
Credit Saison Co. Ltd.	3,000	149,708
Daiwa Securities Group Inc.	30,000	339,829
Millea Holdings Inc.	30	515,971
Mitsubishi Estate Co. Ltd.	30,000	622,723
Mitsubishi UFJ Financial Group	180	2,440,058
Mitsui Fudosan Co. Ltd.	30,000	608,744
Mitsui Sumitomo Insurance Co. Ltd.	30,000	366,771
Mizuho Financial Group Inc.	180	1,427,434
Nikko Cordial Corp.	15,000	237,397
Nomura Holdings Inc.	45,000	861,645
Promise Co. Ltd.	1,500	99,763
Shinsei Bank Ltd.	30,000	173,346
Sompo Japan Insurance Inc.	30,000	405,405
Sumitomo Mitsui Financial Group Inc.	120	1,270,863
Sumitomo Trust & Banking Co. Ltd. (The)	30,000	306,278
T&D Holdings Inc.	4,500	298,145
Takefuji Corp.	2,400	162,874

		10,441,084
NETHERLANDS—2.59%
ABN AMRO Holding NV	37,230	970,075
Aegon NV	23,820	386,332
ING Groep NV	42,840	1,480,585

		2,836,992
SINGAPORE—0.62%
DBS Group Holdings Ltd.	30,000	297,691
Oversea-Chinese Banking Corp.	30,000	120,880
United Overseas Bank Ltd.	30,000	263,411

		681,982
SOUTH KOREA—0.70%
Kookmin Bank ADR(2)	10,320	771,007

		771,007
SPAIN—2.92%
Banco Bilbao Vizcaya Argentaria SA	67,860	1,207,067
Banco Popular Espanol SA	21,150	256,959
Banco Santander Central Hispano SA	124,890	1,642,551
Bankinter SA(1)	1,770	97,855

		3,204,432
SWEDEN—1.14%
ForeningsSparbanken AB	7,500	204,025
Nordea AB	44,730	463,678
Skandia Forsakrings AB	20,400	122,011
Skandinaviska Enskilda Banken AB Class A	9,570	196,604
Svenska Handelsbanken AB Class A	10,770	266,591

		1,252,909
SWITZERLAND—4.00%
Baloise Holding Registered	1,262	73,492
Credit Suisse Group	22,830	1,160,598
Swiss Life Holding	570	102,803
Swiss Re	6,750	492,697
UBS AG Registered	20,550	1,950,609
Zurich Financial Services AG(2)	2,850	605,486

		4,385,685

UNITED KINGDOM—11.64%
Alliance & Leicester PLC	7,410	126,448
AMVESCAP PLC	18,570	140,910
Aviva PLC	46,770	566,061
Barclays PLC(3)	127,320	1,335,503
British Land Co. PLC	10,680	195,450
Friends Provident PLC	40,350	131,268
Hammerson PLC	6,270	110,008
HBOS PLC	75,690	1,290,312
HSBC Holdings PLC	220,080	3,525,082
Land Securities Group PLC	9,483	270,735
Legal & General Group PLC	123,120	257,867
Lloyds TSB Group PLC	110,280	924,844
Man Group PLC	6,256	205,134
Northern Rock PLC	7,830	126,759
Old Mutual PLC	75,030	212,211
Provident Financial PLC	4,710	44,270
Prudential Corp. PLC	46,980	443,591
Royal & Sun Alliance Insurance Group PLC	60,090	129,723
Royal Bank of Scotland Group PLC	63,120	1,901,740
Schroders PLC	3,450	56,267
Slough Estates PLC	9,060	93,089
Standard Chartered PLC	23,610	524,896
3i Group PLC	10,740	156,261

		12,768,429
UNITED STATES—42.84%
ACE Ltd.	5,670	303,005
AFLAC Inc.	10,290	477,662
Allstate Corp. (The)	12,960	700,747
Ambac Financial Group Inc.	2,310	178,009
American Express Co.	23,400	1,204,164
American International Group Inc.	46,110	3,146,085
Ameriprise Financial Inc.	4,680	191,880
AmSouth Bancorp(1)	7,140	187,139
AON Corp.	6,198	222,818
Apartment Investment & Management Co. Class A	2,280	86,344
Archstone-Smith Trust	3,600	150,804
Bank of America Corp.(1)	79,170	3,653,696
Bank of New York Co. Inc. (The)	15,900	506,415
BB&T Corp.	10,980	460,172
Bear Stearns Companies Inc. (The)	2,280	263,408
Capital One Financial Corp.	5,820	502,848
Chubb Corp.	3,720	363,258
Cincinnati Financial Corp.	3,647	162,948
CIT Group Inc.	4,200	217,476
Citigroup Inc.	98,730	4,791,367
Comerica Inc.	3,630	206,039
Compass Bancshares Inc.	2,460	118,793
Countrywide Financial Corp.	11,880	406,177
E*TRADE Financial Corp.(2)	7,590	158,327
Equity Office Properties Trust	8,400	254,772
Equity Residential	6,000	234,720
Federal Home Loan Mortgage Corp.	10,028	655,330
Federal National Mortgage Association	19,129	933,687
Federated Investors Inc. Class B	1,980	73,339
Fifth Third Bancorp	11,940	450,377
First Horizon National Corp.(1)	2,910	111,860
Franklin Resources Inc.	3,030	284,850
Genworth Financial Inc. Class A	7,200	248,976

Golden West Financial Corp.	5,490	362,340
Goldman Sachs Group Inc. (The)	8,820	1,126,402
Hartford Financial Services Group Inc.	5,850	502,457
Huntington Bancshares Inc.	4,650	110,438
Janus Capital Group Inc.	4,140	77,128
Jefferson-Pilot Corp.	2,370	134,924
JP Morgan Chase & Co.	68,460	2,717,177
KeyCorp	8,430	277,600
Lehman Brothers Holdings Inc.	5,310	680,583
Lincoln National Corp.	3,300	174,999
Loews Corp.	2,760	261,786
M&T Bank Corp.	2,040	222,462
Marsh & McLennan Companies Inc.	10,444	331,701
Marshall & Ilsley Corp.	4,170	179,477
MBIA Inc.	2,820	169,651
MBNA Corp.	25,350	688,253
Mellon Financial Corp.	8,070	276,398
Merrill Lynch & Co. Inc.	18,180	1,231,331
MetLife Inc.	14,550	712,950
MGIC Investment Corp.	1,950	128,349
Moody’s Corp.	5,250	322,455
Morgan Stanley	21,360	1,211,966
National City Corp.	11,940	400,826
North Fork Bancorp Inc.	10,020	274,147
Northern Trust Corp.	4,020	208,316
Plum Creek Timber Co. Inc.	3,960	142,758
PNC Financial Services Group	5,670	350,576
Principal Financial Group Inc.(1)	5,460	258,968
Progressive Corp. (The)	3,930	458,945
ProLogis	3,660	170,995
Prudential Financial Inc.	9,450	691,646
Public Storage Inc.	1,830	123,928
Regions Financial Corp.	9,180	313,589
Rowe (T.) Price Group Inc.	2,580	185,837
SAFECO Corp.	2,670	150,855
Schwab (Charles) Corp. (The)	21,450	314,672
Simon Property Group Inc.	4,260	326,444
SLM Corp.	8,520	469,367
Sovereign Bancorp Inc.	7,590	164,096
St. Paul Travelers Companies Inc.	13,590	607,065
State Street Corp.	6,690	370,894
SunTrust Banks Inc.	6,780	493,313
Synovus Financial Corp.	6,540	176,645
Torchmark Corp.	2,220	123,432
U.S. Bancorp	36,690	1,096,664
UNUMProvident Corp.	6,240	141,960
Vornado Realty Trust	2,370	197,824
Wachovia Corp.	31,050	1,641,303
Washington Mutual Inc.	19,740	858,690
Wells Fargo & Co.(1)	33,510	2,105,433
XL Capital Ltd. Class A	3,240	218,311
Zions Bancorporation	1,980	149,609

		46,995,427

TOTAL COMMON STOCKS
(Cost: $91,820,764)		109,503,636

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.62%

CERTIFICATES OF DEPOSIT(4)—0.12%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$7,370	7,370
Credit Suisse First Boston NY
4.03%, 01/04/06	7,363	7,363
First Tennessee Bank
4.18%, 01/26/06	2,283	2,282
Fortis Bank NY
3.83%-3.84%, 01/25/06	22,090	22,089
Toronto-Dominion Bank
3.94%, 07/10/06	7,363	7,363
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	63,324	63,324
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	22,090	22,090

		131,881
COMMERCIAL PAPER(4)—0.59%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	44,916	44,695
Bryant Park Funding LLC
3.92%, 02/22/06	3,758	3,737
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	31,662	31,550
CC USA Inc.
4.23%, 04/21/06	4,418	4,362
Charta LLC
4.25%, 01/26/06	11,045	11,015
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	44,964	44,910
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	54,194	54,013
Dorada Finance Inc.
3.76%, 01/26/06	1,473	1,469
Ebury Finance Ltd.
4.30%, 01/30/06	20,617	20,551
Edison Asset Securitization LLC
4.37%, 05/08/06	7,363	7,252
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	12,223	12,203
Ford Credit Floorplan Motown
4.05%, 01/06/06	29,453	29,443
Galaxy Funding Inc.
4.23%, 04/18/06	4,227	4,174
Gemini Securitization Corp.
4.25%, 01/30/06	7,363	7,340
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	72,085	72,033
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	12,518	12,507
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	22,090	21,927
HSBC PLC
3.88%, 02/03/06	4,418	4,403
Jupiter Securitization Corp.
4.23%, 01/24/06	5,154	5,142
Liberty Street Funding Corp.
4.23%, 01/04/06	5,891	5,890
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	18,261	18,238

Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	15,463	15,430
Nordea North America Inc.
4.16%, 04/04/06	15,463	15,300
Prudential Funding LLC
4.27%, 01/17/06	29,453	29,404
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	14,727	14,655
Sedna Finance Inc.
3.92%, 02/21/06	3,682	3,662
Sigma Finance Inc.
4.16%, 04/06/06	8,836	8,741
Solitaire Funding Ltd.
4.24%, 01/23/06	36,129	36,044
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	3,949	3,949
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	46,937	46,926
Thunder Bay Funding Inc.
4.22%, 01/13/06	1,473	1,471
Ticonderoga Funding LLC
4.27%, 01/05/06	3,682	3,681
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	51,832	51,701

		647,818
LOAN PARTICIPATIONS(4)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	7,363	7,363

		7,363
MEDIUM-TERM NOTES(4)—0.04%
Dorada Finance Inc.
3.93%, 07/07/06	4,565	4,565
K2 USA LLC
3.94%, 07/07/06	8,836	8,836
Marshall & Ilsley Bank
5.18%, 12/15/06	14,727	14,775
Toronto-Dominion Bank
3.81%, 06/20/06	18,408	18,409
US Bank N.A.
2.85%, 11/15/06	2,945	2,898

		49,483
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(3)(5)	97,188	97,188

		97,188
REPURCHASE AGREEMENTS(4)—0.28%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $73,669 and an effective yield of 4.37%.(6)	$73,633	73,633
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $5,894 and an effective yield of 4.32%.(6)	5,891	5,891
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $117,869 and an effective yield of 4.34%.(7)	117,812	117,812

Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $110,502 and an effective yield of 4.33%.(7)	110,449	110,449

		307,785
TIME DEPOSITS(4)—0.11%
UBS AG
4.06%, 01/03/06	88,359	88,359
Wells Fargo Bank N.A.
4.00%, 01/03/06	30,511	30,511

		118,870
VARIABLE & FLOATING RATE NOTES(4)—1.38%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	51,764	51,776
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	56,697	56,698
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	24,299	24,299
American Express Credit Corp.
4.39%, 11/06/07	4,418	4,422
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	47,861	47,881
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	9,572	9,572
Bank of America N.A.
4.31%, 08/10/06	73,633	73,633
Bank of Ireland
4.34%, 12/20/06(8)	14,727	14,726
Bank of Nova Scotia
4.22%, 01/03/06	5,891	5,891
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	36,669	36,667
BMW US Capital LLC
4.34%, 12/15/06(8)	14,727	14,726
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	39,614	39,613
Commodore CDO Ltd.
4.56%, 06/13/06(8)	3,682	3,682
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	51,543	51,542
DEPFA Bank PLC
4.50%, 12/15/06	14,727	14,726
Descartes Funding Trust
4.37%, 11/15/06(8)	6,627	6,627
Dexia Credit Local
4.33%, 08/30/06	7,363	7,362
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	23,415	23,415
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	14,727	14,726
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	14,727	14,726
Fifth Third Bancorp.
4.35%, 11/22/06(8)	29,453	29,453
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	10,309	10,308
General Electric Capital Corp.
4.44%, 01/09/07	6,627	6,632
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	11,045	11,045

Hartford Life Global Funding Trusts
4.36%, 02/17/07	14,727	14,726
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	44,180	44,178
Holmes Financing PLC
4.33%, 12/15/06(8)	40,498	40,498
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	12,518	12,521
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	42,707	42,705
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	15,440	15,441
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	50,070	50,071
Lothian Mortgages PLC
4.37%, 01/24/06(8)	7,363	7,363
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	22,826	22,829
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	44,032	44,056
Mound Financing PLC
4.30%, 11/08/06(8)	29,453	29,453
Natexis Banques Populaires
4.35%, 01/12/07(8)	11,045	11,045
National City Bank (Ohio)
4.26%, 01/06/06	7,363	7,363
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	54,488	54,490
Nordea Bank AB
4.34%, 12/11/06(8)	25,771	25,771
Nordea Bank PLC
4.23%, 10/02/06	8,836	8,834
Northern Rock PLC
4.32%, 11/03/06(8)	17,672	17,672
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	40,056	40,056
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	36,816	36,816
Principal Life Income Funding Trusts
4.29%, 05/10/06	11,045	11,045
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	22,090	22,088
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	12,518	12,517
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	31,073	31,072
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	14,727	14,726
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	22,826	22,826
Strips III LLC
4.43%, 07/24/06(8)(9)	3,972	3,972
SunTrust Bank
4.19%, 04/28/06	22,090	22,090
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	32,840	32,838
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	32,398	32,398
Unicredito Italiano SpA
4.43%, 06/14/06	19,144	19,141

Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	14,727	14,726
US Bank N.A.
4.31%, 09/29/06	6,627	6,626
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	47,861	47,860
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	30,386	30,386
Wells Fargo & Co.
4.36%, 09/15/06(8)	7,363	7,364
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	16,199	16,198
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	30,189	30,189
Winston Funding Ltd.
4.26%, 01/23/06(8)	10,515	10,515
World Savings Bank
4.29%, 03/09/06	22,090	22,090

		1,510,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,871,091)		2,871,091

TOTAL INVESTMENTS IN SECURITIES—102.44%
(Cost: $94,691,855)		112,374,727
Other Assets, Less Liabilities—(2.44)%		(2,681,059)

NET ASSETS—100.00%		$109,693,668

ADR	- American Depositary Receipts

GDR	- Global Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.84%

AUSTRALIA—0.27%
CSL Ltd.	39,725	$1,238,462

		1,238,462
BELGIUM—0.18%
UCB SA	17,379	813,416

		813,416
CANADA—0.29%
Biovail Corp.(1)	33,425	787,733
MDS Inc.	30,450	524,204

		1,311,937
DENMARK—0.62%
Novo Nordisk A/S Class B	50,225	2,815,672

		2,815,672
FRANCE—4.24%
Essilor International SA	18,974	1,526,369
Sanofi-Aventis	204,225	17,826,126

		19,352,495
GERMANY—0.69%
Fresenius Medical Care AG(2)	7,175	753,231
Schering AG	36,050	2,406,789

		3,160,020
IRELAND—0.23%
Elan Corp. PLC(1)	78,575	1,056,588

		1,056,588
JAPAN—4.09%
Astellas Pharma Inc.	105,635	4,116,928
Daiichi Sanyko Co. Ltd.(1)	145,793	2,810,125
Eisai Co. Ltd.	52,500	2,201,771
Takeda Pharmaceutical Co. Ltd.	157,500	8,513,514
Terumo Corp.	35,000	1,034,906

		18,677,244
SWITZERLAND—11.60%
Novartis AG	563,675	29,532,045
Roche Holding AG Bearer	5,425	902,280
Roche Holding AG Genusschein	143,325	21,456,066
Serono SA	1,400	1,112,182

		53,002,573
UNITED KINGDOM—10.69%
AstraZeneca PLC	324,450	15,757,517

GlaxoSmithKline PLC	1,190,875	30,032,745
Shire PLC	100,022	1,277,543
Smith & Nephew PLC	193,550	1,779,343

		48,847,148
UNITED STATES—66.94%
Abbott Laboratories	319,200	12,586,056
Aetna Inc.	58,625	5,528,924
Allergan Inc.(2)	26,950	2,909,522
AmerisourceBergen Corp.	44,100	1,825,740
Amgen Inc.(1)	252,175	19,886,520
Applera Corp.-Applied Biosystems Group	41,300	1,096,928
Bard (C.R.) Inc.	22,225	1,465,072
Bausch & Lomb Inc.	11,200	760,480
Baxter International Inc.	127,750	4,809,787
Becton, Dickinson & Co.	52,675	3,164,714
Biogen Idec Inc.(1)	70,175	3,181,033
Biomet Inc.	55,650	2,035,120
Boston Scientific Corp.(1)	54,600	1,337,154
Bristol-Myers Squibb Co.	401,625	9,229,342
Cardinal Health Inc.	87,675	6,027,656
Caremark Rx Inc.(1)	93,275	4,830,712
Chiron Corp.(1)	25,375	1,128,172
CIGNA Corp.	26,075	2,912,577
Coventry Health Care Inc.(1)	32,025	1,824,144
Express Scripts Inc.(1)	29,050	2,434,390
Fisher Scientific International Inc.(1)	25,200	1,558,872
Forest Laboratories Inc.(1)	70,350	2,861,838
Genzyme Corp.(1)(2)	52,675	3,728,337
Gilead Sciences Inc.(1)	93,450	4,918,274
Guidant Corp.	67,725	4,385,194
HCA Inc.	86,275	4,356,888
Health Management Associates Inc. Class A	50,225	1,102,941
Hospira Inc.(1)	32,900	1,407,462
Humana Inc.(1)	32,550	1,768,442
IMS Health Inc.	47,775	1,190,553
Johnson & Johnson	605,850	36,411,585
King Pharmaceuticals Inc.(1)	51,450	870,534
Laboratory Corp. of America Holdings(1)	28,175	1,517,224
Lilly (Eli) & Co.(2)	234,675	13,280,258
Manor Care Inc.	18,550	737,734
McKesson Corp.	61,250	3,159,888
Medco Health Solutions Inc.(1)	62,125	3,466,575
MedImmune Inc.(1)	51,275	1,795,651
Medtronic Inc.	249,200	14,346,444
Merck & Co. Inc.	445,375	14,167,379
Millipore Corp.(1)	10,675	704,977
Mylan Laboratories Inc.	45,150	901,194
Patterson Companies Inc.(1)(2)	28,350	946,890
PerkinElmer Inc.	26,950	634,942
Pfizer Inc.	1,501,150	35,006,818
Quest Diagnostics Inc.	36,925	1,900,899
Schering-Plough Corp.	303,625	6,330,581
St. Jude Medical Inc.(1)	74,200	3,724,840
Stryker Corp.	65,975	2,931,269
Tenet Healthcare Corp.(1)	96,250	737,275
Thermo Electron Corp.(1)	32,725	986,004
UnitedHealth Group Inc.	277,725	17,257,832
Waters Corp.(1)	2,420	91,476
Watson Pharmaceuticals Inc.(1)	22,750	739,603
WellPoint Inc.(1)	134,400	10,723,776

Wyeth	274,925	12,665,795
Zimmer Holdings Inc.(1)	50,750	3,422,580

		305,712,867

TOTAL COMMON STOCKS
(Cost: $428,300,425)		455,988,422

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.48%

CERTIFICATES OF DEPOSIT(3)—0.07%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$17,082	17,082
Credit Suisse First Boston NY
4.03%, 01/04/06	17,075	17,075
First Tennessee Bank
4.18%, 01/26/06	5,293	5,293
Fortis Bank NY
3.83%-3.84%, 01/25/06	51,226	51,226
Toronto-Dominion Bank
3.94%, 07/10/06	17,075	17,075
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	146,848	146,848
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	51,226	51,226

		305,825
COMMERCIAL PAPER(3)—0.33%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	104,160	103,647
Bryant Park Funding LLC
3.92%, 02/22/06	8,714	8,667
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	73,424	73,166
CC USA Inc.
4.23%, 04/21/06	10,245	10,115
Charta LLC
4.25%, 01/26/06	25,613	25,543
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	104,271	104,145
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	125,675	125,256
Dorada Finance Inc.
3.76%, 01/26/06	3,415	3,407
Ebury Finance Ltd.
4.30%, 01/30/06	47,811	47,657
Edison Asset Securitization LLC
4.37%, 05/08/06	17,075	16,816
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	28,345	28,298
Ford Credit Floorplan Motown
4.05%, 01/06/06	68,301	68,278
Galaxy Funding Inc.
4.23%, 04/18/06	9,801	9,680
Gemini Securitization Corp.
4.25%, 01/30/06	17,075	17,021
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	167,164	167,043

Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	29,028	29,004
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	51,226	50,848
HSBC PLC
3.88%, 02/03/06	10,245	10,211
Jupiter Securitization Corp.
4.23%, 01/24/06	11,953	11,923
Liberty Street Funding Corp.
4.23%, 01/04/06	13,660	13,659
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	42,347	42,295
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	35,858	35,781
Nordea North America Inc.
4.16%, 04/04/06	35,858	35,481
Prudential Funding LLC
4.27%, 01/17/06	68,301	68,188
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	34,151	33,984
Sedna Finance Inc.
3.92%, 02/21/06	8,538	8,492
Sigma Finance Inc.
4.16%, 04/06/06	20,490	20,270
Solitaire Funding Ltd.
4.24%, 01/23/06	83,782	83,585
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	9,159	9,157
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	108,846	108,820
Thunder Bay Funding Inc.
4.22%, 01/13/06	3,415	3,411
Ticonderoga Funding LLC
4.27%, 01/05/06	8,538	8,536
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	120,198	119,896

		1,502,280
LOAN PARTICIPATIONS(3)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	17,075	17,075

		17,075
MEDIUM-TERM NOTES(3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	10,587	10,586
K2 USA LLC
3.94%, 07/07/06	20,489	20,489
Marshall & Ilsley Bank
5.18%, 12/15/06	34,151	34,262
Toronto-Dominion Bank
3.81%, 06/20/06	42,688	42,690
US Bank N.A.
2.85%, 11/15/06	6,830	6,721

		114,748
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(4)(5)	352,687	352,687

		352,687

REPURCHASE AGREEMENTS(3)—0.15%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $170,837 and an effective yield of 4.37%.(6)	$170,754	170,754
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $13,667 and an effective yield of 4.32%.(6)	13,660	13,660
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $273,338 and an effective yield of 4.34%.(7)	273,206	273,206
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $256,253 and an effective yield of 4.33%.(7)	256,130	256,130

		713,750
TIME DEPOSITS(3)—0.06%
UBS AG
4.06%, 01/03/06	204,904	204,905
Wells Fargo Bank N.A.
4.00%, 01/03/06	70,754	70,754

		275,659
VARIABLE & FLOATING RATE NOTES(3)—0.77%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	120,040	120,069
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	131,480	131,480
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	56,349	56,348
American Express Credit Corp.
4.39%, 11/06/07	10,245	10,256
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	110,990	111,036
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	22,198	22,198
Bank of America N.A.
4.31%, 08/10/06	170,754	170,754
Bank of Ireland
4.34%, 12/20/06(8)	34,151	34,151
Bank of Nova Scotia
4.22%, 01/03/06	13,660	13,660
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	85,035	85,032
BMW US Capital LLC
4.34%, 12/15/06(8)	34,151	34,151
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	91,865	91,863
Commodore CDO Ltd.
4.56%, 06/13/06(8)	8,538	8,538
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	119,528	119,528
DEPFA Bank PLC
4.50%, 12/15/06	34,151	34,151
Descartes Funding Trust
4.37%, 11/15/06(8)	15,368	15,368
Dexia Credit Local
4.33%, 08/30/06	17,075	17,073
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	54,300	54,300
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	34,151	34,151

Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	34,151	34,150
Fifth Third Bancorp.
4.35%, 11/22/06(8)	68,301	68,301
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	23,905	23,906
General Electric Capital Corp.
4.44%, 01/09/07	15,368	15,380
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	25,613	25,613
Hartford Life Global Funding Trusts
4.36%, 02/17/07	34,151	34,151
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	102,452	102,453
Holmes Financing PLC
4.33%, 12/15/06(8)	93,914	93,914
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	29,028	29,035
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	99,037	99,033
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	35,806	35,806
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	116,112	116,116
Lothian Mortgages PLC
4.37%, 01/24/06(8)	17,075	17,075
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	52,934	52,939
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	102,111	102,166
Mound Financing PLC
4.30%, 11/08/06(8)	68,301	68,301
Natexis Banques Populaires
4.35%, 01/12/07(8)	25,613	25,613
National City Bank (Ohio)
4.26%, 01/06/06	17,075	17,075
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	126,358	126,362
Nordea Bank AB
4.34%, 12/11/06(8)	59,764	59,764
Nordea Bank PLC
4.23%, 10/02/06	20,490	20,487
Northern Rock PLC
4.32%, 11/03/06(8)	40,981	40,982
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	92,890	92,890
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	85,377	85,377
Principal Life Income Funding Trusts
4.29%, 05/10/06	25,613	25,613
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	51,226	51,220
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	29,028	29,028
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	72,058	72,057
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	34,151	34,151
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	52,934	52,931
Strips III LLC
4.43%, 07/24/06(8)(9)	9,211	9,211

SunTrust Bank
4.19%, 04/28/06	51,226	51,226
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	76,156	76,151
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	75,132	75,132
Unicredito Italiano SpA
4.43%, 06/14/06	44,396	44,389
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	34,151	34,151
US Bank N.A.
4.31%, 09/29/06	15,368	15,365
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	110,990	110,990
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	70,466	70,466
Wells Fargo & Co.
4.36%, 09/15/06(8)	17,075	17,076
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	37,566	37,563
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	70,009	70,009
Winston Funding Ltd.
4.26%, 01/23/06(8)	24,384	24,384
World Savings Bank
4.29%, 03/09/06	51,226	51,226

		3,503,335

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,785,359)		6,785,359

TOTAL INVESTMENTS IN SECURITIES—101.32%
(Cost: $435,085,784)		462,773,781
Other Assets, Less Liabilities—(1.32)%		(6,045,586)

NET ASSETS—100.00%		$456,728,195

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.87%

CANADA—1.48%
ATI Technologies Inc.(1)	8,928	$151,329
Celestica Inc.(1)	6,496	68,622
Cognos Inc.(1)	3,680	127,744
Nortel Networks Corp.(1)	151,488	460,371
Research in Motion Ltd.(1)	6,816	447,826

		1,255,892
FINLAND—3.30%
Nokia OYJ	153,952	2,805,629

		2,805,629
FRANCE—1.56%
Alcatel SA(1)	45,376	560,388
Cap Gemini SA(1)	5,365	214,592
Dassault Systemes SA	2,432	136,807
STMicroelectronics NV	22,848	408,837

		1,320,624
GERMANY—1.79%
Infineon Technologies AG(1)	21,184	193,154
SAP AG	7,328	1,323,876

		1,517,030
JAPAN—11.51%
Advantest Corp.	3,200	322,359
Canon Inc.	28,800	1,683,640
Fujitsu Ltd.	64,000	486,927
Hitachi Ltd.	128,000	862,154
Hoya Corp.	16,000	574,769
Konica Minolta Holdings Inc.	16,000	162,806
Kyocera Corp.	6,400	466,322
Murata Manufacturing Co. Ltd.	6,400	409,930
NEC Corp.	64,000	398,001
Nintendo Co. Ltd.	3,200	386,342
NTT Data Corp.(2)	64	318,292
Ricoh Corp. Ltd.	32,000	559,858
Rohm Co. Ltd.	3,200	347,844
Softbank Corp.	28,800	1,215,149
TDK Corp.	3,200	220,419
Tokyo Electron Ltd.(2)	6,400	401,796
Toshiba Corp.	96,000	572,600
Yahoo! Japan Corp.(2)	256	388,240

		9,777,448
NETHERLANDS—0.40%
ASML Holding NV(1)	17,216	343,191

		343,191

SOUTH KOREA—3.69%
Samsung Electronics Co. Ltd. GDR	9,504	3,131,568

		3,131,568
SWEDEN—2.08%
Telefonaktiebolaget LM Ericsson Class B	516,224	1,770,778

		1,770,778
TAIWAN—2.71%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	166,631	1,651,313
United Microelectronics Corp. ADR	209,216	652,754

		2,304,067
UNITED KINGDOM—0.75%
ARM Holdings PLC	51,456	106,888
Electrocomponents PLC	16,000	77,185
LogicaCMG PLC	38,059	115,811
Misys PLC	21,344	87,483
Sage Group PLC	50,688	224,508
Spirent PLC(1)	31,424	26,704

		638,579
UNITED STATES—70.60%
ADC Telecommunications Inc.(1)	4,135	92,376
Adobe Systems Inc.	20,672	764,037
Advanced Micro Devices Inc.(1)	14,144	432,806
Affiliated Computer Services Inc. Class A(1)	4,416	261,339
Agilent Technologies Inc.(1)	14,400	479,376
Altera Corp.(1)	13,600	252,008
Analog Devices Inc.	13,056	468,319
Andrew Corp.(1)(2)	6,080	65,238
Apple Computer Inc.(1)	29,440	2,116,442
Applied Materials Inc.	56,928	1,021,288
Applied Micro Circuits Corp.(1)	14,400	37,008
Autodesk Inc.	8,224	353,221
Automatic Data Processing Inc.	19,840	910,458
Avaya Inc.(1)	14,240	151,941
BMC Software Inc.(1)	7,712	158,019
Broadcom Corp. Class A(1)(2)	10,080	475,272
CIENA Corp.(1)	23,520	69,854
Cisco Systems Inc.(1)	216,864	3,712,712
Citrix Systems Inc.(1)	5,760	165,773
Computer Associates International Inc.	16,416	462,767
Computer Sciences Corp.(1)	6,624	335,439
Compuware Corp.(1)	13,728	123,140
Comverse Technology Inc.(1)	6,880	182,939
Convergys Corp.(1)	4,800	76,080
Corning Inc.(1)	53,792	1,057,551
Dell Inc.(1)	84,032	2,520,120
Electronic Arts Inc.(1)	10,656	557,415
Electronic Data Systems Corp.	17,568	422,335
EMC Corp.(1)	84,576	1,151,925
First Data Corp.	26,944	1,158,861
Fiserv Inc.(1)	7,040	304,621
Freescale Semiconductor Inc. Class B(1)(2)	14,400	362,448
Gateway Inc.(1)(2)	12,992	32,610
Hewlett-Packard Co.	100,704	2,883,155
Intel Corp.	213,344	5,325,066
International Business Machines Corp.	55,424	4,555,853

Intuit Inc.(1)	6,688	356,470
Jabil Circuit Inc.(1)	6,432	238,563
JDS Uniphase Corp.(1)	62,036	146,405
KLA-Tencor Corp.	6,944	342,547
Lexmark International Inc.(1)	4,064	182,189
Linear Technology Corp.	10,592	382,053
LSI Logic Corp.(1)	13,696	109,568
Lucent Technologies Inc.(1)(2)	152,704	406,193
Maxim Integrated Products Inc.	11,392	412,846
Mercury Interactive Corp.(1)(2)	3,040	84,482
Micron Technology Inc.(1)	22,819	303,721
Microsoft Corp.	322,688	8,438,291
Molex Inc.	5,728	148,642
Motorola Inc.	87,392	1,974,185
National Semiconductor Corp.	12,320	320,074
NCR Corp.(1)	6,976	236,765
Network Appliance Inc.(1)	12,928	349,056
Novell Inc.(1)	13,280	117,262
Novellus Systems Inc.(1)	4,512	108,829
NVIDIA Corp.(1)	5,920	216,435
Oracle Corp.(1)	132,576	1,618,753
Parametric Technology Corp.(1)	9,856	60,122
Paychex Inc.	11,936	455,000
PMC-Sierra Inc.(1)	7,232	55,759
QLogic Corp.(1)	3,456	112,355
QUALCOMM Inc.	57,664	2,484,165
Sabre Holdings Corp.	4,800	115,728
Sanmina-SCI Corp.(1)	17,952	76,475
Scientific-Atlanta Inc.	5,536	238,435
Siebel Systems Inc.	18,752	198,396
Solectron Corp.(1)	31,456	115,129
Sun Microsystems Inc.(1)(2)	117,632	492,878
Symantec Corp.(1)	38,092	666,610
Symbol Technologies Inc.	8,590	110,124
Tektronix Inc.	3,552	100,202
Tellabs Inc.(1)	15,200	165,680
Teradyne Inc.(1)	7,104	103,505
Texas Instruments Inc.	57,664	1,849,284
Unisys Corp.(1)	9,472	55,222
Xerox Corp.(1)	33,312	488,021
Xilinx Inc.	12,032	303,327
Yahoo! Inc.(1)	44,096	1,727,681

		59,967,239

TOTAL COMMON STOCKS
(Cost: $79,923,036)		84,832,045

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.32%

CERTIFICATES OF DEPOSIT(3)—0.06%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$2,822	2,822
Credit Suisse First Boston NY
4.03%, 01/04/06	2,822	2,822
First Tennessee Bank
4.18%, 01/26/06	875	875
Fortis Bank NY
3.83%-3.84%, 01/25/06	8,467	8,467

Toronto-Dominion Bank
3.94%, 07/10/06	2,822	2,822
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	24,273	24,273
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	8,467	8,467

		50,548
COMMERCIAL PAPER(3)—0.29%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	17,217	17,138
Bryant Park Funding LLC
3.92%, 02/22/06	1,440	1,433
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	12,136	12,094
CC USA Inc.
4.23%, 04/21/06	1,693	1,672
Charta LLC
4.25%, 01/26/06	4,234	4,222
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	17,235	17,214
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	20,773	20,703
Dorada Finance Inc.
3.76%, 01/26/06	564	563
Ebury Finance Ltd.
4.30%, 01/30/06	7,903	7,877
Edison Asset Securitization LLC
4.37%, 05/08/06	2,822	2,780
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	4,685	4,678
Ford Credit Floorplan Motown
4.05%, 01/06/06	11,290	11,286
Galaxy Funding Inc.
4.23%, 04/18/06	1,620	1,600
Gemini Securitization Corp.
4.25%, 01/30/06	2,822	2,813
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	27,631	27,611
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	4,798	4,795
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	8,467	8,405
HSBC PLC
3.88%, 02/03/06	1,693	1,688
Jupiter Securitization Corp.
4.23%, 01/24/06	1,976	1,971
Liberty Street Funding Corp.
4.23%, 01/04/06	2,258	2,258
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	7,000	6,991
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	5,927	5,915
Nordea North America Inc.
4.16%, 04/04/06	5,927	5,865
Prudential Funding LLC
4.27%, 01/17/06	11,290	11,271
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	5,645	5,617
Sedna Finance Inc.
3.92%, 02/21/06	1,411	1,404

Sigma Finance Inc.
4.16%, 04/06/06	3,387	3,351
Solitaire Funding Ltd.
4.24%, 01/23/06	13,849	13,816
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	1,514	1,514
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	17,991	17,988
Thunder Bay Funding Inc.
4.22%, 01/13/06	564	564
Ticonderoga Funding LLC
4.27%, 01/05/06	1,411	1,411
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	19,868	19,818

		248,326
LOAN PARTICIPATIONS(3)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	2,822	2,822

		2,822
MEDIUM-TERM NOTES(3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	1,750	1,750
K2 USA LLC
3.94%, 07/07/06	3,387	3,387
Marshall & Ilsley Bank
5.18%, 12/15/06	5,645	5,663
Toronto-Dominion Bank
3.81%, 06/20/06	7,056	7,056
US Bank N.A.
2.85%, 11/15/06	1,129	1,111

		18,967
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	61,541	61,541

		61,541
REPURCHASE AGREEMENTS(3)—0.14%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $28,238 and an effective yield of 4.37%.(6)	$28,224	28,224
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $2,259 and an effective yield of 4.32%.(6)	2,258	2,258
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $45,181 and an effective yield of 4.34%.(7)	45,159	45,159
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $42,356 and an effective yield of 4.33%.(7)	42,336	42,336

		117,977
TIME DEPOSITS(3)—0.06%
UBS AG
4.06%, 01/03/06	33,869	33,869
Wells Fargo Bank N.A.
4.00%, 01/03/06	11,695	11,695

		45,564

VARIABLE & FLOATING RATE NOTES(3)—0.68%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	19,842	19,846
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	21,733	21,733
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	9,314	9,314
American Express Credit Corp.
4.39%, 11/06/07	1,693	1,695
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	18,346	18,353
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	3,669	3,669
Bank of America N.A.
4.31%, 08/10/06	28,224	28,224
Bank of Ireland
4.34%, 12/20/06(8)	5,645	5,645
Bank of Nova Scotia
4.22%, 01/03/06	2,258	2,258
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	14,056	14,055
BMW US Capital LLC
4.34%, 12/15/06(8)	5,645	5,645
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	15,185	15,185
Commodore CDO Ltd.
4.56%, 06/13/06(8)	1,411	1,411
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	19,757	19,757
DEPFA Bank PLC
4.50%, 12/15/06	5,645	5,645
Descartes Funding Trust
4.37%, 11/15/06(8)	2,540	2,540
Dexia Credit Local
4.33%, 08/30/06	2,822	2,822
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	8,975	8,975
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	5,645	5,645
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	5,645	5,644
Fifth Third Bancorp.
4.35%, 11/22/06(8)	11,290	11,290
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	3,951	3,951
General Electric Capital Corp.
4.44%, 01/09/07	2,540	2,542
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	4,234	4,233
Hartford Life Global Funding Trusts
4.36%, 02/17/07	5,645	5,645
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	16,935	16,935
Holmes Financing PLC
4.33%, 12/15/06(8)	15,523	15,523
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	4,798	4,799
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	16,370	16,369
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	5,919	5,919

Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	19,193	19,193
Lothian Mortgages PLC
4.37%, 01/24/06(8)	2,822	2,822
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	8,750	8,751
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	16,878	16,887
Mound Financing PLC
4.30%, 11/08/06(8)	11,290	11,290
Natexis Banques Populaires
4.35%, 01/12/07(8)	4,234	4,234
National City Bank (Ohio)
4.26%, 01/06/06	2,822	2,822
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	20,886	20,887
Nordea Bank AB
4.34%, 12/11/06(8)	9,879	9,878
Nordea Bank PLC
4.23%, 10/02/06	3,387	3,386
Northern Rock PLC
4.32%, 11/03/06(8)	6,774	6,774
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	15,354	15,354
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	14,112	14,112
Principal Life Income Funding Trusts
4.29%, 05/10/06	4,234	4,234
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	8,467	8,466
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	4,798	4,798
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	11,911	11,910
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	5,645	5,645
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	8,750	8,749
Strips III LLC
4.43%, 07/24/06(8)(9)	1,523	1,522
SunTrust Bank
4.19%, 04/28/06	8,467	8,467
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	12,588	12,587
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	12,419	12,418
Unicredito Italiano SpA
4.43%, 06/14/06	7,338	7,337
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	5,645	5,645
US Bank N.A.
4.31%, 09/29/06	2,540	2,540
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	18,346	18,345
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	11,647	11,648
Wells Fargo & Co.
4.36%, 09/15/06(8)	2,822	2,823
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	6,209	6,210

White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	11,572	11,572
Winston Funding Ltd.
4.26%, 01/23/06(8)	4,030	4,030
World Savings Bank
4.29%, 03/09/06	8,467	8,467

		579,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,124,815)		1,124,815

TOTAL INVESTMENTS IN SECURITIES—101.19%
(Cost: $81,047,851)		85,956,860
Other Assets, Less Liabilities-(1.19)%		(1,014,229)

NET ASSETS—100.00%		$84,942,631

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.47%

AUSTRALIA—1.76%
Telstra Corp. Ltd.	340,009	$980,195

		980,195
BELGIUM—0.57%
Belgacom SA	9,782	317,882

		317,882
BRAZIL—0.60%
Brasil Telecom Participacoes SA ADR	2,277	85,046
Tele Norte Leste Participacoes SA ADR	13,961	250,181

		335,227
CANADA—4.57%
BCE Inc.	49,013	1,169,364
Rogers Communications Class B	14,053	591,883
TELUS Corp.	19,044	780,247

		2,541,494
CHILE—0.16%
Compania de Telecomunicaciones de Chile SA ADR	9,764	85,923

		85,923
DENMARK—1.15%
TDC A/S ADR	21,321	637,071

		637,071
FRANCE—4.99%
Bouygues SA	11,362	553,505
France Telecom SA	89,516	2,216,305

		2,769,810
GERMANY—4.11%
Deutsche Telekom AG	137,632	2,285,801

		2,285,801
GREECE—0.63%
Hellenic Telecommunications Organization SA ADR(1)	33,242	348,376

		348,376
HONG KONG—2.35%
China Mobil Ltd.	276,000	1,306,395

		1,306,395
ITALY—2.86%
Telecom Italia SpA	547,147	1,587,653

		1,587,653

JAPAN—6.79%
Nippon Telegraph & Telephone Corp.	529	2,402,304
NTT DoCoMo Inc.	897	1,367,957

		3,770,261
MEXICO—3.83%
America Movil SA de CV Series L ADR	47,840	1,399,798
Telefonos de Mexico ADR	29,509	728,282

		2,128,080
NETHERLANDS—1.79%
Koninklijke KPN NV	99,567	994,753

		994,753
NEW ZEALAND—0.43%
Telecom Corp. of New Zealand Ltd.	57,362	236,478

		236,478
NORWAY—0.73%
Telenor ASA	41,469	405,733

		405,733
PORTUGAL—1.16%
Portugal Telecom SGPS ADR	64,239	646,887

		646,887
SOUTH KOREA—0.70%
SK Telecom Co. Ltd. ADR	19,102	387,580

		387,580
SPAIN—7.01%
Telefonica SA	259,923	3,896,787

		3,896,787
SWEDEN—1.07%
TeliaSonera AB	111,182	596,521

		596,521
SWITZERLAND—0.63%
Swisscom AG ADR	11,178	352,219

		352,219
TAIWAN—0.57%
Chunghwa Telecom Co. Ltd. Sponsored ADR	17,296	317,382

		317,382
UNITED KINGDOM—18.61%
BT Group PLC	444,774	1,700,843
Cable & Wireless PLC	7,465	15,283
O2 PLC	466,877	1,584,988
Vodafone Group PLC	3,267,035	7,038,896

		10,340,010
UNITED STATES—32.40%
Alltel Corp.	20,654	1,303,267
AT&T Inc.	206,517	5,057,601
BellSouth Corp.	97,129	2,632,196
CenturyTel Inc.	7,153	237,193
Citizens Communications Co.	18,699	228,689

Qwest Communications International Inc.(1)	82,248	464,701
Sprint Nextel Corp.	156,975	3,666,936
Verizon Communications Inc.	146,556	4,414,267

		18,004,850

TOTAL COMMON STOCKS
(Cost: $55,992,333)		55,273,368

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(2)(3)	39,752	39,752

		39,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,752)		39,752

TOTAL INVESTMENTS IN SECURITIES—99.54%
(Cost: $56,032,085)		55,313,120
Other Assets, Less Liabilities—0.46%		256,961

NET ASSETS—100.00%		$55,570,081

ADR	- American Depositary Receipts

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.06%

ARGENTINA—2.85%
Grupo Financiero Galicia SA ADR(1)	206,960	$1,430,094
Petrobras Energia Participaciones SA ADR(1)(2)	528,968	6,527,465
Tenaris SA ADR	234,820	26,886,890

		34,844,449
BRAZIL—49.92%
Aracruz Celulose SA ADR(2)	339,908	13,599,719
Banco Bradesco SA ADR(2)	2,402,328	70,027,861
Banco Itau Holding Financiera SA ADR(2)	2,450,890	58,870,378
Brasil Telecom Participacoes SA ADR	243,378	9,090,168
Centrais Eletricas Brasileiras SA ADR	1,000,572	8,139,954
Companhia de Bebidas das Americas ADR	1,130,360	43,010,198
Companhia Energetica de Minas Gerais ADR(2)	450,544	16,607,052
Companhia Paranaense de Energia ADR	463,073	3,486,940
Companhia Siderurgica Nacional SA ADR(2)	778,346	16,656,604
Companhia Vale do Rio Doce ADR	1,709,609	70,333,314
Companhia Vale do Rio Doce Class A ADR	2,218,508	80,420,915
Empresa Brasileira de Aeronautica SA ADR(2)	492,756	19,266,760
Gerdau SA ADR(2)	1,228,890	20,497,885
Petroleo Brasileiro SA ADR(2)	1,818,282	129,588,958
Tele Norte Leste Participacoes SA ADR(2)	1,353,632	24,257,086
Unibanco-Uniao de Bancos Brasileiros SA GDR(2)	425,860	27,071,920

		610,925,712
CHILE—8.84%
Banco de Chile ADR	136,742	5,471,047
Banco Santander Chile SA ADR	547,074	24,399,500
Compania de Telecomunicaciones de Chile SA ADR(2)	1,332,305	11,724,284
Distribucion y Servicio D&S SA ADR(2)	430,438	8,303,149
Empresa Nacional de Electricidad SA ADR(2)	957,406	29,315,772
Enersis SA ADR	1,438,056	15,804,235
Sociedad Quimica y Minera de Chile SA ADR	120,636	13,173,451

		108,191,438
MEXICO—37.45%
Alfa SA Class A	1,600,000	8,887,678
America Movil SA de CV Series L(2)	92,618,800	135,389,145
Cemex SA de CV Series CPO	18,946,000	112,561,252
Fomento Economico Mexicano SA de CV Class UBD(2)	3,203,900	23,215,335
Grupo Carso SA de CV Series A1(2)	4,141,200	10,078,887
Grupo Modelo SA de CV Series C	3,243,700	11,739,665
Grupo Televisa SA Series CPO(2)	9,034,600	36,290,765
Kimberly-Clark de Mexico SA de CV Class A	2,746,200	9,810,024
Telefonos de Mexico SA de CV Series L ADR(2)	49,900,700	61,686,012
Wal-Mart de Mexico SA de CV Series V(2)	8,782,400	48,718,413

		458,377,176

TOTAL COMMON STOCKS
(Cost: $996,457,717)		1,212,338,775

Security	Shares	Value
PREFERRED STOCKS—0.58%

BRAZIL—0.58%
Centrais Eletricas Brasileiras SA ADR(2)	838,586	7,109,364

		7,109,364

TOTAL PREFERRED STOCKS
(Cost: $6,809,229)		7,109,364

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—15.06%

CERTIFICATES OF DEPOSIT(3)—0.71%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$486,536	486,536
Credit Suisse First Boston NY
4.03%, 01/04/06	486,536	486,536
First Tennessee Bank
4.18%, 01/26/06	150,826	150,818
Fortis Bank NY
3.83%-3.84%, 01/25/06	1,459,607	1,459,608
Toronto-Dominion Bank
3.94%, 07/10/06	486,536	486,536
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	4,184,207	4,184,199
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	1,459,607	1,459,615

		8,713,848
COMMERCIAL PAPER(3)—3.50%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	2,967,868	2,953,279
Bryant Park Funding LLC
3.92%, 02/22/06	248,299	246,947
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	2,092,104	2,084,768
CC USA Inc.
4.23%, 04/21/06	291,921	288,217
Charta LLC
4.25%, 01/26/06	729,804	727,822
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	2,971,031	2,967,491
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	3,580,903	3,569,004
Dorada Finance Inc.
3.76%, 01/26/06	97,307	97,073
Ebury Finance Ltd.
4.30%, 01/30/06	1,362,300	1,357,907
Edison Asset Securitization LLC
4.37%, 05/08/06	486,536	479,153

Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	807,649	806,322
Ford Credit Floorplan Motown
4.05%, 01/06/06	1,946,143	1,945,486
Galaxy Funding Inc.
4.23%, 04/18/06	279,272	275,826
Gemini Securitization Corp.
4.25%, 01/30/06	486,536	484,985
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	4,763,078	4,759,626
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	827,111	826,412
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	1,459,607	1,448,833
HSBC PLC
3.88%, 02/03/06	291,921	290,946
Jupiter Securitization Corp.
4.23%, 01/24/06	340,575	339,735
Liberty Street Funding Corp.
4.23%, 01/04/06	389,229	389,183
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	1,206,609	1,205,128
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	1,021,725	1,019,544
Nordea North America Inc.
4.16%, 04/04/06	1,021,725	1,010,981
Prudential Funding LLC
4.27%, 01/17/06	1,946,143	1,942,911
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	973,071	968,316
Sedna Finance Inc.
3.92%, 02/21/06	243,268	241,970
Sigma Finance Inc.
4.16%, 04/06/06	583,843	577,569
Solitaire Funding Ltd.
4.24%, 01/23/06	2,387,236	2,381,613
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	260,958	260,928
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	3,101,393	3,100,656
Thunder Bay Funding Inc.
4.22%, 01/13/06	97,307	97,193
Ticonderoga Funding LLC
4.27%, 01/05/06	243,268	243,210
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	3,424,842	3,416,264

		42,805,298
LOAN PARTICIPATIONS(3)—0.04%
Army & Air Force Exchange Service
4.24%, 02/01/06	486,536	486,536

		486,536
MEDIUM-TERM NOTES(3)—0.27%
Dorada Finance Inc.
3.93%, 07/07/06	301,652	301,637
K2 USA LLC
3.94%, 07/07/06	583,843	583,828
Marshall & Ilsley Bank
5.18%, 12/15/06	973,071	976,246

Toronto-Dominion Bank
3.81%, 06/20/06	1,216,339	1,216,394
US Bank N.A.
2.85%, 11/15/06	194,614	191,514

		3,269,619
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	968,587	968,587

		968,587
REPURCHASE AGREEMENTS(3)—1.66%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $4,867,719 and an effective yield of 4.37%.(6)	$4,865,357	4,865,357
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $389,416 and an effective yield of 4.32%.(6)	389,229	389,229
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $7,788,326 and an effective yield of 4.34%(7)	7,784,572	7,784,572
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $7,301,547 and an effective yield of 4.33%.(7)	7,298,036	7,298,036

		20,337,194
TIME DEPOSITS(3)—0.64%
UBS AG
4.06%, 01/03/06	5,838,429	5,838,428
Wells Fargo Bank N.A.
4.00%, 01/03/06	2,016,019	2,016,019

		7,854,447
VARIABLE & FLOATING RATE NOTES(3)—8.16%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	3,420,346	3,421,183
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	3,746,325	3,746,308
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	1,605,568	1,605,568
American Express Credit Corp.
4.39%, 11/06/07	291,921	292,215
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	3,162,482	3,163,808
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	632,496	632,496
Bank of America N.A.
4.31%, 08/10/06	4,865,357	4,865,357
Bank of Ireland
4.34%, 12/20/06(8)	973,071	973,071
Bank of Nova Scotia
4.22%, 01/03/06	389,229	389,229
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	2,422,948	2,422,854
BMW US Capital LLC
4.34%, 12/15/06(8)	973,071	973,071
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	2,617,562	2,617,504
Commodore CDO Ltd.
4.56%, 06/13/06(8)	243,268	243,268
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	3,405,750	3,405,750

DEPFA Bank PLC
4.50%, 12/15/06	973,071	973,071
Descartes Funding Trust
4.37%, 11/15/06(8)	437,882	437,882
Dexia Credit Local
4.33%, 08/30/06	486,536	486,472
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	1,547,184	1,547,212
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	973,071	973,071
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	973,071	973,070
Fifth Third Bancorp.
4.35%, 11/22/06(8)	1,946,143	1,946,143
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	681,150	681,150
General Electric Capital Corp.
4.44%, 01/09/07	437,882	438,236
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	729,804	729,804
Hartford Life Global Funding Trusts
4.36%, 02/17/07	973,071	973,071
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	2,919,214	2,919,213
Holmes Financing PLC
4.33%, 12/15/06(8)	2,675,947	2,675,947
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	827,111	827,302
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	2,821,907	2,821,798
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	1,020,246	1,020,246
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	3,308,443	3,308,551
Lothian Mortgages PLC
4.37%, 01/24/06(8)	486,536	486,536
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	1,508,261	1,508,415
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	2,909,484	2,911,054
Mound Financing PLC
4.30%, 11/08/06(8)	1,946,143	1,946,143
Natexis Banques Populaires
4.35%, 01/12/07(8)	729,804	729,804
National City Bank (Ohio)
4.26%, 01/06/06	486,536	486,535
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	3,600,365	3,600,489
Nordea Bank AB
4.34%, 12/11/06(8)	1,702,875	1,702,875
Nordea Bank PLC
4.23%, 10/02/06	583,843	583,741
Northern Rock PLC
4.32%, 11/03/06(8)	1,167,686	1,167,725
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	2,646,754	2,646,755
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	2,432,679	2,432,679
Principal Life Income Funding Trusts
4.29%, 05/10/06	729,804	729,815

Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	1,459,607	1,459,445
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	827,111	827,106
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	2,053,181	2,053,157
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	973,071	973,071
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	1,508,261	1,508,195
Strips III LLC
4.43%, 07/24/06(8)(9)	262,452	262,452
SunTrust Bank
4.19%, 04/28/06	1,459,607	1,459,607
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	2,169,949	2,169,800
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	2,140,757	2,140,751
Unicredito Italiano SpA
4.43%, 06/14/06	1,264,993	1,264,794
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	973,071	973,071
US Bank N.A.
4.31%, 09/29/06	437,882	437,798
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	3,162,482	3,162,482
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	2,007,809	2,007,810
Wells Fargo & Co.
4.36%, 09/15/06(8)	486,536	486,568
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	1,070,379	1,070,308
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	1,994,797	1,994,783
Winston Funding Ltd.
4.26%, 01/23/06(8)	694,773	694,773
World Savings Bank
4.29%, 03/09/06	1,459,607	1,459,593

		99,822,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $184,257,580)		184,257,580

TOTAL INVESTMENTS IN SECURITIES—114.70%
(Cost: $1,187,524,526)		1,403,705,719
Other Assets, Less Liabilities—(14.70)%		(179,937,780)

NET ASSETS—100.00%		$1,223,767,939

ADR-American Depositary Receipts

GDR-Global Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.23%
Catalina Marketing Corp.(1)	122,019	$3,093,181
Harte-Hanks Inc.	175,941	4,643,083

		7,736,264
AEROSPACE & DEFENSE—0.30%
Alliant Techsystems Inc.(1)(2)	113,548	8,648,951
Sequa Corp. Class A(2)	19,875	1,372,369

		10,021,320
AGRICULTURE—0.10%
Universal Corp.(1)	79,691	3,455,402

		3,455,402
AIRLINES—0.45%
AirTran Holdings Inc.(1)(2)	272,128	4,362,212
Alaska Air Group Inc.(2)	103,204	3,686,447
JetBlue Airways Corp.(1)(2)	467,433	7,189,112

		15,237,771
APPAREL—0.48%
Polo Ralph Lauren Corp.(1)	188,373	10,575,260
Timberland Co. Class A(2)	170,006	5,533,695

		16,108,955
AUTO PARTS & EQUIPMENT—0.73%
ArvinMeritor Inc.(1)	217,915	3,135,797
Bandag Inc.(1)	36,297	1,548,793
BorgWarner Inc.	176,634	10,709,319
Lear Corp.	208,130	5,923,380
Modine Manufacturing Co.	106,785	3,480,123

		24,797,412
BANKS—4.33%
Associated Bancorp	422,819	13,762,759
Bank of Hawaii Corp.	159,003	8,195,015
Cathay General Bancorp	155,455	5,587,053
City National Corp.	128,813	9,331,214
Colonial BancGroup Inc. (The)	477,759	11,380,219
Commerce Bancorp Inc.(1)	538,011	18,512,959
Cullen/Frost Bankers Inc.	146,210	7,848,553
FirstMerit Corp.	257,560	6,673,380
Greater Bay Bancorp(1)	156,391	4,006,737
Investors Financial Services Corp.(1)	201,346	7,415,573
Mercantile Bankshares Corp.(1)	254,315	14,353,539
SVB Financial Group(1)(2)	109,963	5,150,667
TCF Financial Corp.(1)	352,248	9,560,011
Texas Regional Bancshares Inc. Class A	127,817	3,617,221
Webster Financial Corp.	166,725	7,819,402

Westamerica Bancorp(1)	99,467	5,278,714
Wilmington Trust Corp.	210,136	8,176,392

		146,669,408
BEVERAGES—0.13%
PepsiAmericas Inc.	190,452	4,429,914

		4,429,914
BIOTECHNOLOGY—1.78%
Affymetrix Inc.(2)	205,636	9,819,119
Charles River Laboratories International Inc.(2)	224,085	9,494,481
Invitrogen Corp.(2)	163,753	10,912,500
Martek Biosciences Corp.(1)(2)	98,301	2,419,188
Millennium Pharmaceuticals Inc.(1)(2)	961,902	9,330,449
Protein Design Labs Inc.(1)(2)	349,611	9,935,945
Vertex Pharmaceuticals Inc.(1)(2)	307,135	8,498,425

		60,410,107
BUILDING MATERIALS—0.33%
Martin Marietta Materials Inc.(1)	143,648	11,020,675

		11,020,675
CHEMICALS—2.69%
Airgas Inc.(1)	207,619	6,830,665
Albemarle Corp.(1)	118,463	4,543,056
Cabot Corp.(1)	192,201	6,880,796
Chemtura Corp.	743,294	9,439,834
Cytec Industries Inc.(1)	122,898	5,853,632
Ferro Corp.(1)	129,875	2,436,455
FMC Corp.(2)	117,646	6,255,238
Lubrizol Corp.	210,710	9,151,135
Lyondell Chemical Co.(1)	634,965	15,124,866
Minerals Technologies Inc.(1)	62,237	3,478,426
Olin Corp.(1)	222,255	4,373,978
RPM International Inc.	364,802	6,336,611
Sensient Technologies Corp.(1)	145,861	2,610,912
Valspar Corp. (The)	313,763	7,740,533

		91,056,137
COAL—1.46%
Arch Coal Inc.(1)	200,423	15,933,628
Peabody Energy Corp.	407,374	33,575,765

		49,509,393
COMMERCIAL SERVICES—3.97%
ADESA Inc.	277,535	6,777,405
Alliance Data Systems Corp.(1)(2)	212,379	7,560,692
Banta Corp.(1)	74,309	3,700,588
Career Education Corp.(2)	303,562	10,236,111
ChoicePoint Inc.(2)	277,859	12,367,504
Corinthian Colleges Inc.(1)(2)	283,268	3,336,897
Corporate Executive Board Co. (The)	122,453	10,984,034
Deluxe Corp.	157,079	4,734,361
DeVry Inc.(1)(2)	181,410	3,628,200
Education Management Corp.(2)	207,243	6,944,713
Gartner Inc.(1)(2)	179,455	2,314,969
ITT Educational Services Inc.(1)(2)	117,677	6,955,887
Kelly Services Inc. Class A(1)	59,930	1,571,365
Korn/Ferry International(1)(2)	130,611	2,441,120
Laureate Education Inc.(1)(2)	154,201	8,097,095
Manpower Inc.	270,587	12,582,295
MPS Group Inc.(2)	313,455	4,284,930
Navigant Consulting Inc.(1)(2)	156,500	3,439,870

Quanta Services Inc.(1)(2)	365,653	4,815,650
Rent-A-Center Inc.(2)	219,938	4,148,031
Rollins Inc.(1)	91,059	1,794,773
Sotheby’s Holdings Inc. Class A(2)	138,957	2,551,251
United Rentals Inc.(1)(2)	207,444	4,852,115
Valassis Communications Inc.(2)	147,457	4,286,575

		134,406,431
COMPUTERS—4.80%
Anteon International Corp.(1)(2)	101,394	5,510,764
BISYS Group Inc. (The)(2)	374,338	5,244,475
Cadence Design Systems Inc.(1)(2)	879,000	14,872,680
Ceridian Corp.(2)	450,086	11,184,637
Cognizant Technology Solutions Corp.(1)(2)	428,139	21,556,799
Diebold Inc.(1)	214,806	8,162,628
DST Systems Inc.(1)(2)	195,271	11,698,686
Henry (Jack) & Associates Inc.	231,872	4,424,118
Imation Corp.(1)	106,286	4,896,596
McDATA Corp. Class A(1)(2)	474,227	1,802,063
Mentor Graphics Corp.(1)(2)	245,399	2,537,426
National Instruments Corp.(1)	171,667	5,501,927
Reynolds & Reynolds Co. (The) Class A	158,483	4,448,618
SanDisk Corp.(1)(2)	570,412	35,833,282
SRA International Inc. Class A(2)	115,213	3,518,605
Synopsys Inc.(2)	447,153	8,969,889
Western Digital Corp.(1)(2)	668,305	12,437,156

		162,600,349
DISTRIBUTION & WHOLESALE—1.19%
CDW Corp.(1)	194,513	11,198,113
Fastenal Co.	383,763	15,039,672
Ingram Micro Inc. Class A(2)	359,192	7,158,697
Tech Data Corp.(2)	174,954	6,942,175

		40,338,657
DIVERSIFIED FINANCIAL SERVICES—3.16%
AmeriCredit Corp.(1)(2)	427,014	10,944,369
Eaton Vance Corp.(1)	404,457	11,065,944
Edwards (A.G.) Inc.	237,639	11,135,764
IndyMac Bancorp Inc.	198,900	7,761,078
Jefferies Group Inc.(1)	152,976	6,880,860
LaBranche & Co. Inc.(1)(2)	187,920	1,899,871
Legg Mason Inc.	377,455	45,177,589
Raymond James Financial Inc.	176,273	6,640,204
Waddell & Reed Financial Inc. Class A(1)	259,490	5,441,505

		106,947,184
ELECTRIC—5.06%
Alliant Energy Corp.	362,026	10,151,209
Aquila Inc.(1)(2)	1,157,114	4,165,610
Black Hills Corp.(1)	102,661	3,553,097
DPL Inc.	395,122	10,277,123
Duquesne Light Holdings Inc.(1)	241,629	3,943,385
Energy East Corp.	457,630	10,433,964
Great Plains Energy Inc.(1)	231,447	6,471,258
Hawaiian Electric Industries Inc.(1)	250,847	6,496,937
IDACORP Inc.(1)	131,152	3,842,754
MDU Resources Group Inc.(1)	371,376	12,158,850
Northeast Utilities	464,977	9,155,397
NSTAR(1)	330,933	9,497,777
OGE Energy Corp.(1)	280,626	7,517,971
Pepco Holdings Inc.	586,048	13,109,894
PNM Resources Inc.	213,078	5,218,280

Puget Energy Inc.	357,774	7,305,745
SCANA Corp.	354,700	13,968,086
Sierra Pacific Resources Corp.(2)	568,336	7,411,101
Westar Energy Inc.	268,783	5,778,834
Wisconsin Energy Corp.	362,442	14,156,985
WPS Resources Corp.(1)	123,925	6,854,292

		171,468,549
ELECTRICAL COMPONENTS & EQUIPMENT—0.82%
AMETEK Inc.(1)	217,458	9,250,663
Energizer Holdings Inc.(1)(2)	202,364	10,075,704
Hubbell Inc. Class B	188,019	8,483,417

		27,809,784
ELECTRONICS—2.00%
Amphenol Corp. Class A	275,371	12,187,920
Arrow Electronics Inc.(2)	370,450	11,865,513
Avnet Inc.(1)(2)	452,098	10,823,226
Gentex Corp.(1)	481,419	9,387,670
KEMET Corp.(1)(2)	268,736	1,899,964
Plexus Corp.(1)(2)	135,011	3,070,150
Thomas & Betts Corp.(2)	164,091	6,885,258
Varian Inc.(1)(2)	96,457	3,838,024
Vishay Intertechnology Inc.(1)(2)	570,480	7,849,805

		67,807,530
ENGINEERING & CONSTRUCTION—0.55%
Dycom Industries Inc.(1)(2)	124,435	2,737,570
Granite Construction Inc.(1)	102,088	3,665,980
Jacobs Engineering Group Inc.(1)(2)	180,260	12,234,246

		18,637,796
ENTERTAINMENT—0.60%
GTECH Holdings Corp.	387,564	12,301,281
International Speedway Corp. Class A	109,050	5,223,495
Macrovision Corp.(2)	157,786	2,639,760

		20,164,536
ENVIRONMENTAL CONTROL—0.74%
Mine Safety Appliances Co.(1)	81,732	2,959,516
Republic Services Inc.	378,211	14,201,823
Stericycle Inc.(1)(2)	136,713	8,049,661

		25,211,000
FOOD—1.33%
Dean Foods Co.(2)	417,024	15,705,124
Hormel Foods Corp.	226,155	7,390,745
Ruddick Corp.	107,889	2,295,878
Smithfield Foods Inc.(2)	306,352	9,374,371
Smucker (J.M.) Co. (The)(1)	180,866	7,958,104
Tootsie Roll Industries Inc.(1)	77,967	2,255,585

		44,979,807
FOREST PRODUCTS & PAPER—0.72%
Bowater Inc.(1)	173,286	5,323,346
Glatfelter Co.(1)	136,603	1,938,397
Longview Fibre Co.	158,290	3,294,015
Potlatch Corp.(1)	90,471	4,612,212
Rayonier Inc.(1)	235,019	9,365,507

		24,533,477
GAS—0.81%
AGL Resources Inc.	240,600	8,375,286

ONEOK Inc.	302,322	8,050,835
Vectren Corp.	235,785	6,403,921
WGL Holdings Inc.(1)	150,898	4,535,994

		27,366,036
HAND & MACHINE TOOLS—0.18%
Kennametal Inc.	119,447	6,096,575

		6,096,575
HEALTH CARE-PRODUCTS—3.97%
Advanced Medical Optics Inc.(2)	206,724	8,641,063
Beckman Coulter Inc.(1)	192,553	10,956,266
Cytyc Corp.(1)(2)	353,056	9,966,771
DENTSPLY International Inc.	243,618	13,079,850
Edwards Lifesciences Corp.(1)(2)	185,087	7,701,470
Gen-Probe Inc.(1)(2)	157,477	7,683,303
Henry Schein Inc.(2)	270,068	11,785,768
Hillenbrand Industries Inc.	189,337	9,355,141
INAMED Corp.(2)	112,635	9,875,837
Intuitive Surgical Inc.(1)(2)	109,906	12,888,677
Steris Corp.	211,834	5,300,087
TECHNE Corp.(1)(2)	120,443	6,762,874
Varian Medical Systems Inc.(1)(2)	407,534	20,515,262

		134,512,369
HEALTH CARE-SERVICES—2.65%
Apria Healthcare Group Inc.(1)(2)	153,596	3,703,200
Community Health Systems Inc.(1)(2)	274,288	10,516,202
Covance Inc.(2)	193,857	9,411,757
Health Net Inc.(2)	354,767	18,288,239
LifePoint Hospitals Inc.(1)(2)	176,908	6,634,050
Lincare Holdings Inc.(2)	301,272	12,626,310
Renal Care Group Inc.(2)	211,712	10,016,095
Triad Hospitals Inc.(2)	266,886	10,469,938
Universal Health Services Inc. Class B(1)	169,095	7,903,500

		89,569,291
HOLDING COMPANIES-DIVERSIFIED—0.36%
Leucadia National Corp.(1)	254,507	12,078,902

		12,078,902
HOME BUILDERS—1.25%
Beazer Homes USA Inc.(1)	127,629	9,296,496
Hovnanian Enterprises Inc. Class A(1)(2)	110,951	5,507,608
Ryland Group Inc.(1)	144,842	10,447,453
Thor Industries Inc.(1)	107,143	4,293,220
Toll Brothers Inc.(1)(2)	366,606	12,699,232

		42,244,009
HOME FURNISHINGS—0.69%
Furniture Brands International Inc.(1)	157,604	3,519,297
Harman International Industries Inc.	204,060	19,967,271

		23,486,568
HOUSEHOLD PRODUCTS & WARES—0.67%
American Greetings Corp. Class A(1)	203,645	4,474,081
Blyth Inc.(1)	82,598	1,730,428
Church & Dwight Co. Inc.(1)	199,314	6,583,342
Scotts Miracle-Gro Co. (The) Class A(1)	139,846	6,326,633
Tupperware Corp.(1)	165,527	3,707,805

		22,822,289

INSURANCE—5.84%
American Financial Group Inc.	144,187	5,523,804
AmerUs Group Co.(1)	119,761	6,786,856
Berkley (W.R.) Corp.	347,442	16,545,188
Brown & Brown Inc.(1)	344,552	10,522,618
Everest Re Group Ltd.	191,674	19,234,486
Fidelity National Financial Inc.	537,622	19,779,113
First American Corp.	296,536	13,433,081
Gallagher (Arthur J.) & Co.(1)	294,968	9,108,612
Hanover Insurance Group Inc. (The)	166,375	6,949,484
HCC Insurance Holdings Inc.(1)	327,808	9,729,341
Horace Mann Educators Corp.	133,158	2,524,676
Mercury General Corp.(1)	109,968	6,402,337
Ohio Casualty Corp.	197,117	5,582,353
Old Republic International Corp.	567,678	14,907,224
PMI Group Inc. (The)(1)	277,458	11,395,200
Protective Life Corp.	215,936	9,451,519
Radian Group Inc.	257,239	15,071,633
StanCorp Financial Group Inc.	169,106	8,446,845
Unitrin Inc.(1)	140,847	6,345,157

		197,739,527
INTERNET—1.20%
Avocent Corp.(1)(2)	151,577	4,121,379
CheckFree Corp.(1)(2)	280,922	12,894,320
F5 Networks Inc.(1)(2)	122,146	6,985,530
McAfee Inc.(2)	519,782	14,101,686
RSA Security Inc.(2)	219,958	2,470,128

		40,573,043
IRON & STEEL—0.12%
Steel Dynamics Inc.(1)	118,876	4,221,287

		4,221,287
LEISURE TIME—0.08%
Callaway Golf Co.	203,764	2,820,094

		2,820,094
LODGING—0.19%
Boyd Gaming Corp.	135,426	6,454,403

		6,454,403
MACHINERY—1.45%
AGCO Corp.(1)(2)	280,462	4,647,255
Flowserve Corp.(1)(2)	171,269	6,775,402
Graco Inc.	212,378	7,747,549
Joy Global Inc.	376,481	15,059,240
Nordson Corp.	101,193	4,099,328
Tecumseh Products Co. Class A(1)	57,299	1,312,720
Zebra Technologies Corp. Class A(1)(2)	217,978	9,340,357

		48,981,851
MANUFACTURING—2.23%
Brink’s Co. (The)	182,007	8,719,955
Carlisle Companies Inc.(1)	94,499	6,534,606
Crane Co.	154,524	5,450,061
Donaldson Co. Inc.	211,439	6,723,760
Federal Signal Corp.(1)	149,090	2,237,841
Harsco Corp.	129,328	8,730,933
Lancaster Colony Corp.(1)	78,915	2,923,801
Pentair Inc.	313,500	10,822,020
SPX Corp.(1)	203,905	9,332,732
Teleflex Inc.	125,475	8,153,365
Trinity Industries Inc.	135,113	5,954,430

		75,583,504

MEDIA—1.36%
Belo (A.H.) Corp.	293,316	6,279,896
Emmis Communications Corp.(2)	114,276	2,275,235
Entercom Communications Corp.(2)	118,147	3,505,421
Lee Enterprises Inc.	140,906	5,200,840
Media General Inc. Class A(1)	74,510	3,777,657
Readers Digest Association Inc. (The)(1)	305,314	4,646,879
Scholastic Corp.(1)(2)	110,511	3,150,669
Washington Post Co. (The) Class B(1)	18,140	13,877,100
Westwood One Inc.(1)	203,275	3,313,382

		46,027,079
METAL FABRICATE & HARDWARE—1.00%
Precision Castparts Corp.	411,669	21,328,571
Timken Co. (The)	257,809	8,255,044
Worthington Industries Inc.(1)	221,344	4,252,018

		33,835,633
OFFICE FURNISHINGS—0.45%
Herman Miller Inc.	213,951	6,031,279
HNI Corp.	169,730	9,323,269

		15,354,548
OIL & GAS—5.55%
Denbury Resources Inc.(2)	354,943	8,085,602
ENSCO International Inc.(1)	474,845	21,059,376
Forest Oil Corp.(2)	169,328	7,716,277
Helmerich & Payne Inc.(1)	161,150	9,976,797
Newfield Exploration Co.(2)	394,200	19,737,594
Noble Energy Inc.	542,006	21,842,842
Patterson-UTI Energy Inc.	535,380	17,640,771
Pioneer Natural Resources Co.	398,215	20,416,483
Plains Exploration & Production Co.(2)	242,913	9,650,933
Pogo Producing Co.	185,619	9,245,682
Pride International Inc.(2)	490,903	15,095,267
Quicksilver Resources Inc.(1)(2)	207,089	8,699,809
Southwestern Energy Co.(2)	516,565	18,565,346

		187,732,779
OIL & GAS SERVICES—2.26%
Cooper Cameron Corp.(1)(2)	351,418	14,548,705
FMC Technologies Inc.(1)(2)	213,331	9,156,167
Grant Prideco Inc.(2)	398,348	17,575,114
Hanover Compressor Co.(1)(2)	284,549	4,014,986
Smith International Inc.(1)	620,841	23,039,410
Tidewater Inc.	187,422	8,332,782

		76,667,164
PACKAGING & CONTAINERS—0.40%
Packaging Corp. of America(1)	194,324	4,459,736
Sonoco Products Co.	307,083	9,028,240

		13,487,976
PHARMACEUTICALS—3.28%
Barr Pharmaceuticals Inc.(2)	333,347	20,764,185
Cephalon Inc.(1)(2)	179,979	11,651,840
IVAX Corp.(2)	663,963	20,801,961
Omnicare Inc.(1)	369,946	21,168,310
Par Pharmaceutical Companies Inc.(1)(2)	106,126	3,325,989
Perrigo Co.(1)	257,632	3,841,293
Sepracor Inc.(1)(2)	328,666	16,959,166

Valeant Pharmaceuticals International	287,041	5,189,701
VCA Antech Inc.(1)(2)	256,023	7,219,849

		110,922,294
PIPELINES—1.49%
Equitable Resources Inc.	374,498	13,740,332
National Fuel Gas Co.	261,698	8,162,361
Questar Corp.	264,215	20,001,076
Western Gas Resources Inc.(1)	178,023	8,383,103

		50,286,872
REAL ESTATE INVESTMENT TRUSTS—3.38%
AMB Property Corp.	264,768	13,018,643
Developers Diversified Realty Corp.(1)	337,278	15,858,812
Highwoods Properties Inc.	167,425	4,763,241
Hospitality Properties Trust	222,840	8,935,884
Liberty Property Trust(1)	273,402	11,715,276
Macerich Co. (The)(1)	185,712	12,468,704
Mack-Cali Realty Corp.	191,769	8,284,421
New Plan Excel Realty Trust Inc.(1)	322,945	7,485,865
Regency Centers Corp.	210,292	12,396,713
United Dominion Realty Trust Inc.	425,050	9,963,172
Weingarten Realty Investors	249,040	9,416,202

		114,306,933
RETAIL—8.81%
Abercrombie & Fitch Co. Class A	271,507	17,696,826
Advance Auto Parts Inc.(1)(2)	335,162	14,566,141
Aeropostale Inc.(2)	168,438	4,429,919
American Eagle Outfitters Inc.	407,597	9,366,579
AnnTaylor Stores Corp.(2)	225,249	7,775,595
Applebee’s International Inc.(1)	236,369	5,339,576
Barnes & Noble Inc.	163,071	6,958,240
BJ’s Wholesale Club Inc.(1)(2)	209,584	6,195,303
Bob Evans Farms Inc.(1)	110,991	2,559,452
Borders Group Inc.(1)	206,912	4,483,783
Brinker International Inc.	266,468	10,301,653
CarMax Inc.(1)(2)	324,350	8,978,008
CBRL Group Inc.	144,885	5,092,708
Cheesecake Factory (The)(1)(2)	243,317	9,097,623
Chico’s FAS Inc.(2)	560,694	24,631,287
Claire’s Stores Inc.	307,886	8,996,429
Copart Inc.(2)	215,898	4,978,608
Dollar Tree Stores Inc.(1)(2)	329,629	7,891,318
Foot Locker Inc.	483,513	11,406,072
GameStop Corp. Class A(1)(2)	177,043	5,633,508
Michaels Stores Inc.	414,172	14,649,264
MSC Industrial Direct Co. Inc. Class A(1)	167,146	6,722,612
99 Cents Only Stores(1)(2)	148,780	1,556,239
O’Reilly Automotive Inc.(1)(2)	347,258	11,115,729
Outback Steakhouse Inc.(1)	203,569	8,470,506
Pacific Sunwear of California Inc.(2)	229,844	5,727,712
Payless ShoeSource Inc.(2)	212,581	5,335,783
PETsMART Inc.	434,954	11,160,920
Pier 1 Imports Inc.(1)	268,711	2,345,847
Regis Corp.(1)	140,239	5,409,018
Ross Stores Inc.	447,821	12,942,027
Ruby Tuesday Inc.(1)	193,991	5,022,427
Saks Inc.(2)	430,642	7,260,624
Urban Outfitters Inc.(1)(2)	341,899	8,653,464
Williams-Sonoma Inc.(1)(2)	357,603	15,430,569

		298,181,369

SAVINGS & LOANS—1.05%
Astoria Financial Corp.	273,692	8,046,545
Independence Community Bank Corp.	228,710	9,086,648
New York Community Bancorp Inc.(1)	733,781	12,122,062
Washington Federal Inc.(1)	269,427	6,194,127

		35,449,382
SEMICONDUCTORS—3.43%
Atmel Corp.(2)	1,317,782	4,071,946
Cabot Microelectronics Corp.(1)(2)	75,292	2,208,314
Credence Systems Corp.(2)	308,171	2,144,870
Cree Inc.(1)(2)	235,139	5,934,908
Cypress Semiconductor Corp.(1)(2)	419,429	5,976,863
Fairchild Semiconductor International Inc. Class A(2)	372,184	6,293,631
Integrated Device Technology Inc.(2)	618,543	8,152,397
International Rectifier Corp.(1)(2)	219,356	6,997,456
Intersil Corp. Class A	478,646	11,908,712
Lam Research Corp.(2)	421,344	15,033,554
Lattice Semiconductor Corp.(1)(2)	352,242	1,521,685
MEMC Electronic Materials Inc.(1)(2)	511,722	11,344,877
Micrel Inc.(1)(2)	202,279	2,346,436
Microchip Technology Inc.	651,181	20,935,469
Semtech Corp.(2)	225,732	4,121,866
Silicon Laboratories Inc.(2)	138,875	5,091,158
TriQuint Semiconductor Inc.(2)	433,978	1,931,202

		116,015,344
SOFTWARE—2.35%
Activision Inc.(1)(2)	847,988	11,651,355
Acxiom Corp.	234,706	5,398,238
Advent Software Inc.(2)	49,872	1,441,800
Certegy Inc.	192,495	7,807,597
CSG Systems International Inc.(2)	150,625	3,361,950
Dun & Bradstreet Corp.(2)	205,692	13,773,136
Fair Isaac Corp.(1)	202,577	8,947,826
MoneyGram International Inc.	263,901	6,882,538
SEI Investments Co.	196,790	7,281,230
Sybase Inc.(1)(2)	282,296	6,170,991
Transaction Systems Architects Inc. Class A(2)	115,201	3,316,637
Wind River Systems Inc.(2)	231,665	3,421,692

		79,454,990
TELECOMMUNICATIONS—1.96%
ADTRAN Inc.	209,860	6,241,236
Cincinnati Bell Inc.(2)	762,960	2,677,990
CommScope Inc.(1)(2)	170,480	3,431,762
Harris Corp.	414,461	17,825,968
Newport Corp.(1)(2)	123,815	1,676,455
Plantronics Inc.	146,836	4,155,459
Polycom Inc.(2)	291,478	4,459,613
Powerwave Technologies Inc.(1)(2)	342,725	4,308,053
RF Micro Devices Inc.(2)	585,881	3,169,616
Telephone & Data Systems Inc.	317,932	11,455,090
3Com Corp.(2)	1,199,132	4,316,875
UTStarcom Inc.(1)(2)	325,763	2,625,650

		66,343,767
TEXTILES—0.42%
Mohawk Industries Inc.(1)(2)	163,727	14,240,974

		14,240,974
TRANSPORTATION—2.54%
Alexander & Baldwin Inc.(1)	135,990	7,376,098

CH Robinson Worldwide Inc.	529,538	19,608,792
CNF Inc.	161,703	9,037,581
Expeditors International Washington Inc.(1)	330,362	22,302,739
Hunt (J.B.) Transport Services Inc.(1)	383,361	8,679,293
Overseas Shipholding Group Inc.	91,680	4,619,755
Swift Transportation Co. Inc.(2)	162,477	3,298,283
Werner Enterprises Inc.(1)	159,922	3,150,463
Yellow Roadway Corp.(2)	179,970	8,028,462

		86,101,466
TRUCKING & LEASING—0.17%
GATX Corp.(1)	156,803	5,657,452

		5,657,452
WATER—0.32%
Aqua America Inc.(1)	398,664	10,883,527

		10,883,527

TOTAL COMMON STOCKS
(Cost: $2,866,398,374)		3,380,857,155

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—23.82%

CERTIFICATES OF DEPOSIT(3)—1.13%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$2,132,669	2,132,669
Credit Suisse First Boston NY
4.03%, 01/04/06	2,132,664	2,132,664
First Tennessee Bank
4.18%, 01/26/06	661,126	661,091
Fortis Bank NY
3.83%-3.84%, 01/25/06	6,397,991	6,397,997
Toronto-Dominion Bank
3.94%, 07/10/06	2,132,664	2,132,664
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	18,340,908	18,340,871
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	6,397,991	6,398,024

		38,195,980
COMMERCIAL PAPER(3)—5.54%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	13,009,249	12,945,282
Bryant Park Funding LLC
3.92%, 02/22/06	1,088,384	1,082,458
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	9,170,454	9,138,296
CC USA Inc.
4.23%, 04/21/06	1,279,598	1,263,360
Charta LLC
4.25%, 01/26/06	3,198,996	3,190,309
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	13,023,111	13,007,595
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	15,696,405	15,644,248
Dorada Finance Inc.
3.76%, 01/26/06	426,533	425,508

Ebury Finance Ltd.
4.30%, 01/30/06	5,971,458	5,952,200
Edison Asset Securitization LLC
4.37%, 05/08/06	2,132,664	2,100,304
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	3,540,222	3,534,407
Ford Credit Floorplan Motown
4.05%, 01/06/06	8,530,655	8,527,776
Galaxy Funding Inc.
4.23%, 04/18/06	1,224,149	1,209,046
Gemini Securitization Corp.
4.25%, 01/30/06	2,132,664	2,125,866
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	20,878,309	20,863,181
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	3,625,528	3,622,467
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	6,397,991	6,350,767
HSBC PLC
3.88%, 02/03/06	1,279,598	1,275,323
Jupiter Securitization Corp.
4.23%, 01/24/06	1,492,865	1,489,181
Liberty Street Funding Corp.
4.23%, 01/04/06	1,706,131	1,705,931
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	5,289,006	5,282,515
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	4,478,594	4,469,032
Nordea North America Inc.
4.16%, 04/04/06	4,478,594	4,431,499
Prudential Funding LLC
4.27%, 01/17/06	8,530,655	8,516,489
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	4,265,327	4,244,481
Sedna Finance Inc.
3.92%, 02/21/06	1,066,332	1,060,642
Sigma Finance Inc.
4.16%, 04/06/06	2,559,196	2,531,694
Solitaire Funding Ltd.
4.24%, 01/23/06	10,464,128	10,439,480
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	1,143,876	1,143,741
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	13,594,537	13,591,304
Thunder Bay Funding Inc.
4.22%, 01/13/06	426,533	426,033
Ticonderoga Funding LLC
4.27%, 01/05/06	1,066,332	1,066,079
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	15,012,332	14,974,733

		187,631,227
LOAN PARTICIPATIONS(3)—0.06%
Army & Air Force Exchange Service
4.24%, 02/01/06	2,132,664	2,132,664

		2,132,664
MEDIUM-TERM NOTES(3)—0.42%
Dorada Finance Inc.
3.93%, 07/07/06	1,322,252	1,322,184

K2 USA LLC
3.94%, 07/07/06	2,559,196	2,559,132
Marshall & Ilsley Bank
5.18%, 12/15/06	4,265,327	4,279,242
Toronto-Dominion Bank
3.81%, 06/20/06	5,331,659	5,331,899
US Bank N.A.
2.85%, 11/15/06	853,065	839,475

		14,331,932
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	3,256,040	3,256,040

		3,256,040
REPURCHASE AGREEMENTS(3)—2.63%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $21,336,992 and an effective yield of 4.37%.(6)	$21,326,637	21,326,637
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $1,706,950 and an effective yield of 4.32%.(6)	1,706,131	1,706,131
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $34,139,075 and an effective yield of 4.34%.(7)	34,122,620	34,122,620
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $32,005,347 and an effective yield of 4.33%.(7)	31,989,956	31,989,956

		89,145,344
TIME DEPOSITS(3)—1.02%
UBS AG
4.06%, 01/03/06	25,591,965	25,591,964
Wells Fargo Bank N.A.
4.00%, 01/03/06	8,836,948	8,836,948

		34,428,912
VARIABLE & FLOATING RATE NOTES(3)—12.92%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	14,992,626	14,996,288
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	16,421,511	16,421,434
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	7,037,790	7,037,790
American Express Credit Corp.
4.39%, 11/06/07	1,279,598	1,280,887
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	13,862,314	13,868,122
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	2,772,463	2,772,463
Bank of America N.A.
4.31%, 08/10/06	21,326,637	21,326,637
Bank of Ireland
4.34%, 12/20/06(8)	4,265,327	4,265,327
Bank of Nova Scotia
4.22%, 01/03/06	1,706,131	1,706,131
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	10,620,665	10,620,248

BMW US Capital LLC
4.34%, 12/15/06(8)	4,265,327	4,265,327
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	11,473,731	11,473,476
Commodore CDO Ltd.
4.56%, 06/13/06(8)	1,066,332	1,066,332
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	14,928,646	14,928,646
DEPFA Bank PLC
4.50%, 12/15/06	4,265,327	4,265,327
Descartes Funding Trust
4.37%, 11/15/06(8)	1,919,397	1,919,397
Dexia Credit Local
4.33%, 08/30/06	2,132,664	2,132,384
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	6,781,871	6,781,997
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	4,265,327	4,265,327
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	4,265,327	4,265,318
Fifth Third Bancorp.
4.35%, 11/22/06(8)	8,530,655	8,530,655
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	2,985,729	2,985,729
General Electric Capital Corp.
4.44%, 01/09/07	1,919,397	1,920,949
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	3,198,996	3,198,996
Hartford Life Global Funding Trusts
4.36%, 02/17/07	4,265,327	4,265,327
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	12,795,982	12,795,981
Holmes Financing PLC
4.33%, 12/15/06(8)	11,729,651	11,729,651
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	3,625,528	3,626,368
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	12,369,450	12,368,970
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	4,472,111	4,472,111
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	14,502,113	14,502,584
Lothian Mortgages PLC
4.37%, 01/24/06(8)	2,132,664	2,132,664
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	6,611,258	6,611,934
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	12,753,329	12,760,213
Mound Financing PLC
4.30%, 11/08/06(8)	8,530,655	8,530,655
Natexis Banques Populaires
4.35%, 01/12/07(8)	3,198,996	3,198,996
National City Bank (Ohio)
4.26%, 01/06/06	2,132,664	2,132,658
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	15,781,712	15,782,260
Nordea Bank AB
4.34%, 12/11/06(8)	7,464,323	7,464,323
Nordea Bank PLC
4.23%, 10/02/06	2,559,196	2,558,749
Northern Rock PLC
4.32%, 11/03/06(8)	5,118,393	5,118,567
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	11,601,691	11,601,694

Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	10,663,319	10,663,319
Principal Life Income Funding Trusts
4.29%, 05/10/06	3,198,996	3,199,045
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	6,397,991	6,397,280
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	3,625,528	3,625,512
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	8,999,841	8,999,736
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	4,265,327	4,265,327
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	6,611,258	6,610,970
Strips III LLC
4.43%, 07/24/06(8)(9)	1,150,424	1,150,424
SunTrust Bank
4.19%, 04/28/06	6,397,991	6,397,991
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	9,511,680	9,511,028
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	9,383,720	9,383,697
Unicredito Italiano SpA
4.43%, 06/14/06	5,544,926	5,544,053
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	4,265,327	4,265,327
US Bank N.A.
4.31%, 09/29/06	1,919,397	1,919,026
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	13,862,314	13,862,314
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	8,800,962	8,800,961
Wells Fargo & Co.
4.36%, 09/15/06(8)	2,132,664	2,132,807
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	4,691,860	4,691,550
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	8,743,921	8,743,857
Winston Funding Ltd.
4.26%, 01/23/06(8)	3,045,444	3,045,444
World Savings Bank
4.29%, 03/09/06	6,397,991	6,397,929

		437,556,489

TOTAL SHORT-TERM INVESTMENTS
(Cost: $806,678,588)		806,678,588

TOTAL INVESTMENTS IN SECURITIES —123.68%
(Cost: $3,673,076,962)		4,187,535,743
Other Assets, Less Liabilities —(23.68)%		(801,881,803)

NET ASSETS —100.00%		$3,385,653,940

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND *

December	31, 2005

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.35%
Catalina Marketing Corp.(1)	128,679	$3,262,012
Harte-Hanks Inc.	115,057	3,036,354

		6,298,366
AEROSPACE & DEFENSE—0.51%
Alliant Techsystems Inc.(1)(2)	119,726	9,119,529

		9,119,529
AIRLINES—0.68%
AirTran Holdings Inc.(2)	286,961	4,599,985
JetBlue Airways Corp.(1)(2)	492,874	7,580,394

		12,180,379
APPAREL—0.72%
Polo Ralph Lauren Corp.	123,158	6,914,090
Timberland Co. Class A(2)	179,265	5,835,076

		12,749,166
BANKS—3.01%
Cathay General Bancorp	88,543	3,182,235
City National Corp.	71,998	5,215,535
Commerce Bancorp Inc.(1)	567,254	19,519,210
Cullen/Frost Bankers Inc.	58,606	3,145,970
Greater Bay Bancorp(1)	90,740	2,324,759
Investors Financial Services Corp.(1)	212,303	7,819,119
SVB Financial Group(1)(2)	51,043	2,390,854
TCF Financial Corp.(1)	185,742	5,041,038
Texas Regional Bancshares Inc. Class A	76,860	2,175,138
Westamerica Bancorp(1)	55,607	2,951,063

		53,764,921
BEVERAGES—0.10%
PepsiAmericas Inc.	78,377	1,823,049

		1,823,049
BIOTECHNOLOGY—2.39%
Affymetrix Inc.(2)	158,292	7,558,443
Charles River Laboratories International Inc.(2)	134,697	5,707,112
Invitrogen Corp.(2)	172,659	11,505,996
Martek Biosciences Corp.(1)(2)	103,674	2,551,417
Millennium Pharmaceuticals Inc.(2)	385,536	3,739,699
Protein Design Labs Inc.(1)(2)	224,890	6,391,374
Vertex Pharmaceuticals Inc.(1)(2)	184,624	5,108,546

		42,562,587
BUILDING MATERIALS—0.26%
Martin Marietta Materials Inc.	60,600	4,649,232

		4,649,232

CHEMICALS—0.37%
Airgas Inc.	76,662	2,522,180
Valspar Corp. (The)	165,459	4,081,874

		6,604,054
COAL—1.16%
Arch Coal Inc.(1)	99,333	7,896,974
Peabody Energy Corp.	154,639	12,745,346

		20,642,320
COMMERCIAL SERVICES—4.70%
ADESA Inc.	122,958	3,002,634
Alliance Data Systems Corp.(1)(2)	223,938	7,972,193
Career Education Corp.(2)	320,074	10,792,895
ChoicePoint Inc.(1)(2)	292,969	13,040,050
Corinthian Colleges Inc.(1)(2)	298,726	3,518,992
Corporate Executive Board Co. (The)(1)	129,112	11,581,346
Deluxe Corp.	87,820	2,646,895
DeVry Inc.(1)(2)	124,384	2,487,680
Education Management Corp.(2)	218,524	7,322,739
Gartner Inc.(1)(2)	72,019	929,045
ITT Educational Services Inc.(1)(2)	124,082	7,334,487
Korn/Ferry International(1)(2)	40,022	748,011
Laureate Education Inc.(1)(2)	68,311	3,587,011
Navigant Consulting Inc.(1)(2)	89,162	1,959,781
Rent-A-Center Inc.(2)	127,610	2,406,725
Rollins Inc.(1)	96,049	1,893,126
Valassis Communications Inc.(2)	88,662	2,577,404

		83,801,014
COMPUTERS—7.18%
Anteon International Corp.(1)(2)	106,916	5,810,885
BISYS Group Inc. (The)(2)	394,730	5,530,167
Cadence Design Systems Inc.(1)(2)	380,053	6,430,497
Ceridian Corp.(2)	185,130	4,600,481
Cognizant Technology Solutions Corp.(2)	451,407	22,728,342
Diebold Inc.(1)	92,894	3,529,972
DST Systems Inc.(1)(2)	205,890	12,334,870
Henry (Jack) & Associates Inc.(1)	244,510	4,665,251
McDATA Corp. Class A(2)	225,389	856,478
National Instruments Corp.(1)	99,588	3,191,795
Reynolds & Reynolds Co. (The) Class A	65,222	1,830,782
SanDisk Corp.(1)(2)	601,403	37,780,136
SRA International Inc. Class A(2)	80,211	2,449,644
Synopsys Inc.(2)	155,656	3,122,459
Western Digital Corp.(1)(2)	704,646	13,113,462

		127,975,221
DISTRIBUTION & WHOLESALE—1.55%
CDW Corp.	205,092	11,807,146
Fastenal Co.	404,627	15,857,332

		27,664,478
DIVERSIFIED FINANCIAL SERVICES—4.32%
AmeriCredit Corp.(1)(2)	207,152	5,309,306
Eaton Vance Corp.	426,454	11,667,781
IndyMac Bancorp Inc.	113,275	4,419,991
Legg Mason Inc.	397,960	47,631,833
Raymond James Financial Inc.	61,372	2,311,883
Waddell & Reed Financial Inc. Class A(1)	273,624	5,737,895

		77,078,689

ELECTRICAL COMPONENTS & EQUIPMENT—0.95%
AMETEK Inc.(1)	149,054	6,340,757
Energizer Holdings Inc.(1)(2)	213,371	10,623,742

		16,964,499
ELECTRONICS—1.14%
Amphenol Corp. Class A	290,346	12,850,714
Gentex Corp.(1)	269,081	5,247,080
Varian Inc.(2)	56,984	2,267,393

		20,365,187
ENGINEERING & CONSTRUCTION—0.81%
Granite Construction Inc.	40,944	1,470,299
Jacobs Engineering Group Inc.(1)(2)	190,062	12,899,508

		14,369,807
ENTERTAINMENT—1.06%
GTECH Holdings Corp.	408,639	12,970,202
International Speedway Corp. Class A	65,563	3,140,468
Macrovision Corp.(2)	166,407	2,783,989

		18,894,659
ENVIRONMENTAL CONTROL—0.95%
Mine Safety Appliances Co.(1)	48,293	1,748,690
Republic Services Inc.	179,478	6,739,399
Stericycle Inc.(1)(2)	144,152	8,487,670

		16,975,759
FOOD—0.94%
Dean Foods Co.(2)	228,667	8,611,599
Hormel Foods Corp.	102,575	3,352,151
Smucker (J.M.) Co. (The)	82,031	3,609,364
Tootsie Roll Industries Inc.(1)	38,685	1,119,157

		16,692,271
HEALTH CARE-PRODUCTS—6.54%
Advanced Medical Optics Inc.(2)	76,321	3,190,218
Beckman Coulter Inc.	203,025	11,552,123
Cytyc Corp.(1)(2)	372,261	10,508,928
DENTSPLY International Inc.	256,865	13,791,082
Edwards Lifesciences Corp.(2)	126,871	5,279,102
Gen-Probe Inc.(1)(2)	166,047	8,101,433
Henry Schein Inc.(2)	193,648	8,450,799
INAMED Corp.(2)	118,762	10,413,052
Intuitive Surgical Inc.(1)(2)	115,882	13,589,482
Steris Corp.	122,891	3,074,733
TECHNE Corp.(2)	126,999	7,130,994
Varian Medical Systems Inc.(1)(2)	429,683	21,630,242

		116,712,188
HEALTH CARE-SERVICES—3.93%
Apria Healthcare Group Inc.(1)(2)	161,973	3,905,169
Community Health Systems Inc.(2)	289,206	11,088,158
Covance Inc.(1)(2)	124,702	6,054,282
Health Net Inc.(2)	254,367	13,112,619
LifePoint Hospitals Inc.(1)(2)	186,539	6,995,213
Lincare Holdings Inc.(2)	317,654	13,312,879
Renal Care Group Inc.(2)	223,228	10,560,917
UnitedHealth Group Inc.(3)	0	19
Universal Health Services Inc. Class B(1)	108,778	5,084,284

		70,113,540
HOLDING COMPANIES-DIVERSIFIED—0.30%
Leucadia National Corp.	112,731	5,350,213

		5,350,213

HOME BUILDERS—2.29%
Beazer Homes USA Inc.	83,446	6,078,207
Hovnanian Enterprises Inc. Class A(2)	116,994	5,807,582
Ryland Group Inc.(1)	152,720	11,015,694
Thor Industries Inc.(1)	112,983	4,527,229
Toll Brothers Inc.(1)(2)	386,540	13,389,746

		40,818,458
HOME FURNISHINGS—1.18%
Harman International Industries Inc.	215,151	21,052,525

		21,052,525
HOUSEHOLD PRODUCTS & WARES—0.59%
Church & Dwight Co. Inc.(1)	210,165	6,941,750
Scotts Miracle-Gro Co. (The) Class A	79,649	3,603,321

		10,545,071
INSURANCE—3.94%
Berkley (W.R.) Corp.	223,477	10,641,975
Brown & Brown Inc.(1)	363,292	11,094,938
Everest Re Group Ltd.	107,118	10,749,291
Fidelity National Financial Inc.	294,784	10,845,103
Gallagher (Arthur J.) & Co.(1)	177,307	5,475,240
PMI Group Inc. (The)(1)	137,523	5,648,070
Radian Group Inc.	271,223	15,890,956

		70,345,573
INTERNET—1.68%
Avocent Corp.(2)	62,384	1,696,221
CheckFree Corp.(2)	112,582	5,167,514
F5 Networks Inc.(1)(2)	128,795	7,365,786
McAfee Inc.(1)(2)	548,042	14,868,379
RSA Security Inc.(2)	83,628	939,142

		30,037,042
LODGING—0.19%
Boyd Gaming Corp.	72,848	3,471,936

		3,471,936
MACHINERY—1.53%
Flowserve Corp.(2)	75,879	3,001,773
Graco Inc.	223,935	8,169,149
Joy Global Inc.	154,841	6,193,640
Zebra Technologies Corp. Class A(1)(2)	229,836	9,848,473

		27,213,035
MANUFACTURING—0.82%
Donaldson Co. Inc.	222,949	7,089,778
Pentair Inc.(1)	122,341	4,223,211
Teleflex Inc.	50,294	3,268,104

		14,581,093
MEDIA—0.78%
Emmis Communications Corp.(2)	43,455	865,189
Entercom Communications Corp.(2)	46,142	1,369,033
Lee Enterprises Inc.	81,745	3,017,208
Washington Post Co. (The) Class B	8,799	6,731,235
Westwood One Inc.	120,101	1,957,646

		13,940,311

METAL FABRICATE & HARDWARE—0.52%
Precision Castparts Corp.	177,980	9,221,144

		9,221,144
OFFICE FURNISHINGS—0.38%
Herman Miller Inc.	88,028	2,481,509
HNI Corp.(1)	78,765	4,326,561

		6,808,070
OIL & GAS—8.61%
Denbury Resources Inc.(2)	374,257	8,525,574
ENSCO International Inc.(1)	230,325	10,214,914
Helmerich & Payne Inc.	67,986	4,209,013
Newfield Exploration Co.(2)	415,626	20,810,394
Noble Energy Inc.	571,463	23,029,959
Patterson-UTI Energy Inc.	564,481	18,599,649
Pioneer Natural Resources Co.	419,858	21,526,120
Plains Exploration & Production Co.(2)	256,127	10,175,926
Pogo Producing Co.	195,717	9,748,664
Quicksilver Resources Inc.(2)	170,329	7,155,521
Southwestern Energy Co.(2)	544,642	19,574,433

		153,570,167
OIL & GAS SERVICES—2.31%
Cooper Cameron Corp.(2)	151,944	6,290,482
FMC Technologies Inc.(1)(2)	105,746	4,538,618
Grant Prideco Inc.(2)	420,001	18,530,444
Smith International Inc.(1)	320,773	11,903,886

		41,263,430
PHARMACEUTICALS—5.62%
Barr Pharmaceuticals Inc.(2)	351,464	21,892,693
Cephalon Inc.(1)(2)	189,766	12,285,451
IVAX Corp.(2)	700,136	21,935,261
Omnicare Inc.	253,546	14,507,902
Par Pharmaceutical Companies Inc.(1)(2)	111,917	3,507,479
Perrigo Co.	119,615	1,783,460
Sepracor Inc.(1)(2)	346,532	17,881,051
Valeant Pharmaceuticals International	145,344	2,627,820
VCA Antech Inc.(1)(2)	135,015	3,807,423

		100,228,540
PIPELINES—1.54%
Equitable Resources Inc.	177,718	6,520,473
Questar Corp.	158,799	12,021,084
Western Gas Resources Inc.(1)	187,710	8,839,264

		27,380,821
REAL ESTATE INVESTMENT TRUSTS—0.46%
Macerich Co. (The)(1)	66,596	4,471,255
Weingarten Realty Investors(1)	99,816	3,774,043

		8,245,298
RETAIL—12.32%
Abercrombie & Fitch Co. Class A	286,265	18,658,753
Advance Auto Parts Inc.(1)(2)	353,384	15,358,069
Aeropostale Inc.(1)(2)	177,619	4,671,380
American Eagle Outfitters Inc.	429,771	9,876,138
AnnTaylor Stores Corp.(2)	102,162	3,526,632
Applebee’s International Inc.(1)	249,244	5,630,422
Barnes & Noble Inc.	65,370	2,789,338
Brinker International Inc.	196,689	7,603,997
CarMax Inc.(1)(2)	133,423	3,693,149
Cheesecake Factory (The)(1)(2)	256,554	9,592,554

Chico’s FAS Inc.(2)	591,163	25,969,791
Claire’s Stores Inc.	178,581	5,218,137
Copart Inc.(2)	227,661	5,249,863
Dollar Tree Stores Inc.(2)	225,948	5,409,195
GameStop Corp. Class A(2)	186,686	5,940,349
Michaels Stores Inc.	301,333	10,658,148
MSC Industrial Direct Co. Inc. Class A	88,147	3,545,272
99 Cents Only Stores(2)	103,648	1,084,158
O’Reilly Automotive Inc.(2)	197,747	6,329,881
Outback Steakhouse Inc.(1)	126,661	5,270,364
Pacific Sunwear of California Inc.(2)	242,361	6,039,636
PETsMART Inc.	458,609	11,767,907
Regis Corp.	84,313	3,251,952
Ross Stores Inc.(1)	472,171	13,645,742
Ruby Tuesday Inc.(1)	135,036	3,496,082
Urban Outfitters Inc.(1)(2)	360,501	9,124,280
Williams-Sonoma Inc.(1)(2)	377,044	16,269,449

		219,670,638
SAVINGS & LOANS—0.26%
Independence Community Bank Corp.	115,780	4,599,939

		4,599,939
SEMICONDUCTORS—2.71%
Cabot Microelectronics Corp.(2)	79,410	2,329,095
Cree Inc.(1)(2)	247,943	6,258,081
Cypress Semiconductor Corp.(1)(2)	150,464	2,144,112
International Rectifier Corp.(1)(2)	108,742	3,468,870
Lam Research Corp.(2)	199,943	7,133,966
MEMC Electronic Materials Inc.(2)	178,113	3,948,765
Micrel Inc.(2)	91,834	1,065,274
Microchip Technology Inc.	432,563	13,906,900
Semtech Corp.(2)	152,384	2,782,532
Silicon Laboratories Inc.(2)	146,441	5,368,527

		48,406,122
SOFTWARE—3.33%
Activision Inc.(1)(2)	894,103	12,284,975
Advent Software Inc.(2)	21,612	624,803
Certegy Inc.	202,971	8,232,504
CSG Systems International Inc.(1)(2)	158,844	3,545,398
Dun & Bradstreet Corp.(2)	108,453	7,262,013
Fair Isaac Corp.(1)	213,598	9,434,624
MoneyGram International Inc.	125,263	3,266,859
SEI Investments Co.	207,501	7,677,537
Sybase Inc.(1)(2)	196,492	4,295,315
Transaction Systems Architects Inc. Class A(2)	47,423	1,365,308
Wind River Systems Inc.(2)	90,480	1,336,390

		59,325,726
TELECOMMUNICATIONS—1.44%
ADTRAN Inc.	112,888	3,357,289
Harris Corp.	257,843	11,089,827
Plantronics Inc.	154,841	4,382,000
Polycom Inc.(2)	166,037	2,540,366
Powerwave Technologies Inc.(2)	119,370	1,500,481
RF Micro Devices Inc.(2)	247,363	1,338,234
UTStarcom Inc.(2)	185,642	1,496,275

		25,704,472
TEXTILES—0.56%
Mohawk Industries Inc.(2)	113,943	9,910,762

		9,910,762

TRANSPORTATION—2.59%
CH Robinson Worldwide Inc.	558,319	20,674,553
Expeditors International Washington Inc.(1)	348,316	23,514,813
Overseas Shipholding Group Inc.	40,627	2,047,195

		46,236,561
WATER—0.33%
Aqua America Inc.(1)	214,414	5,853,502

		5,853,502

TOTAL COMMON STOCKS
(Cost: $1,622,004,764)		1,781,781,364

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—24.02%

CERTIFICATES OF DEPOSIT(4)—1.14%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,133,990	1,133,990
Credit Suisse First Boston NY
4.03%, 01/04/06	1,133,989	1,133,989
First Tennessee Bank
4.18%, 01/26/06	351,537	351,518
Fortis Bank NY
3.83%-3.84%, 01/25/06	3,401,968	3,401,972
Toronto-Dominion Bank
3.94%, 07/10/06	1,133,989	1,133,989
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	9,752,309	9,752,288
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	3,401,968	3,401,985

		20,309,731
COMMERCIAL PAPER(4)—5.59%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	6,917,335	6,883,322
Bryant Park Funding LLC
3.92%, 02/22/06	578,720	575,569
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	4,876,154	4,859,055
CC USA Inc.
4.23%, 04/21/06	680,394	671,759
Charta LLC
4.25%, 01/26/06	1,700,984	1,696,365
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	6,924,706	6,916,456
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	8,346,162	8,318,428
Dorada Finance Inc.
3.76%, 01/26/06	226,798	226,253
Ebury Finance Ltd.
4.30%, 01/30/06	3,175,170	3,164,930
Edison Asset Securitization LLC
4.37%, 05/08/06	1,133,989	1,116,783
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	1,882,422	1,879,330

Ford Credit Floorplan Motown
4.05%, 01/06/06	4,535,957	4,534,427
Galaxy Funding Inc.
4.23%, 04/18/06	650,910	642,879
Gemini Securitization Corp.
4.25%, 01/30/06	1,133,989	1,130,375
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	11,101,506	11,093,463
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	1,927,782	1,926,154
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	3,401,968	3,376,858
HSBC PLC
3.88%, 02/03/06	680,394	678,120
Jupiter Securitization Corp.
4.23%, 01/24/06	793,793	791,834
Liberty Street Funding Corp.
4.23%, 01/04/06	907,191	907,085
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	2,812,294	2,808,842
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	2,381,378	2,376,294
Nordea North America Inc.
4.16%, 04/04/06	2,381,378	2,356,336
Prudential Funding LLC
4.27%, 01/17/06	4,535,957	4,528,425
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,267,979	2,256,894
Sedna Finance Inc.
3.92%, 02/21/06	566,995	563,969
Sigma Finance Inc.
4.16%, 04/06/06	1,360,787	1,346,163
Solitaire Funding Ltd.
4.24%, 01/23/06	5,564,032	5,550,926
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	608,227	608,155
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	7,228,547	7,226,828
Thunder Bay Funding Inc.
4.22%, 01/13/06	226,798	226,532
Ticonderoga Funding LLC
4.27%, 01/05/06	566,995	566,860
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	7,982,423	7,962,432

		99,768,101
LOAN PARTICIPATIONS(4)—0.06%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,133,989	1,133,989

		1,133,989
MEDIUM-TERM NOTES(4)—0.43%
Dorada Finance Inc.
3.93%, 07/07/06	703,073	703,038
K2 USA LLC
3.94%, 07/07/06	1,360,787	1,360,753
Marshall & Ilsley Bank
5.18%, 12/15/06	2,267,979	2,275,377
Toronto-Dominion Bank
3.81%, 06/20/06	2,834,973	2,835,101
US Bank N.A.
2.85%, 11/15/06	453,596	446,369

		7,620,638

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(5)(6)	1,201,778	1,201,778

		1,201,778
REPURCHASE AGREEMENTS (4)—2.66%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $11,345,400 and an effective yield of 4.37%.(7)	$11,339,894	11,339,894
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $907,626 and an effective yield of 4.32%.(7)	907,191	907,191
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $18,152,579 and an effective yield of 4.34%.(8)	18,143,830	18,143,830
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $17,018,025 and an effective yield of 4.33%.(8)	17,009,841	17,009,841

		47,400,756
TIME DEPOSITS (4)—1.03%
UBS AG
4.06%, 01/03/06	13,607,872	13,607,873
Wells Fargo Bank N.A.
4.00%, 01/03/06	4,698,821	4,698,821

		18,306,694
VARIABLE & FLOATING RATE NOTES (4)—13.04%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(9)	7,971,945	7,973,892
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	8,731,718	8,731,677
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	3,742,165	3,742,164
American Express Credit Corp.
4.39%, 11/06/07	680,394	681,079
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(9)	7,370,931	7,374,019
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(9)	1,474,186	1,474,186
Bank of America N.A.
4.31%, 08/10/06	11,339,894	11,339,894
Bank of Ireland
4.34%, 12/20/06(9)	2,267,979	2,267,979
Bank of Nova Scotia
4.22%, 01/03/06	907,191	907,191
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(9)	5,647,267	5,647,044
BMW US Capital LLC
4.34%, 12/15/06(9)	2,267,979	2,267,979
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(9)	6,100,863	6,100,726
Commodore CDO Ltd.
4.56%, 06/13/06(9)	566,995	566,995
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	7,937,926	7,937,926

DEPFA Bank PLC
4.50%, 12/15/06	2,267,979	2,267,979
Descartes Funding Trust
4.37%, 11/15/06(9)	1,020,590	1,020,590
Dexia Credit Local
4.33%, 08/30/06	1,133,989	1,133,841
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(9)	3,606,086	3,606,154
Eli Lilly Services Inc.
4.26%, 09/01/06(9)	2,267,979	2,267,979
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	2,267,979	2,267,974
Fifth Third Bancorp.
4.35%, 11/22/06(9)	4,535,957	4,535,957
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(9)	1,587,585	1,587,585
General Electric Capital Corp.
4.44%, 01/09/07	1,020,590	1,021,415
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	1,700,984	1,700,984
Hartford Life Global Funding Trusts
4.36%, 02/17/07	2,267,979	2,267,979
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	6,803,936	6,803,937
Holmes Financing PLC
4.33%, 12/15/06(9)	6,236,942	6,236,942
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	1,927,782	1,928,228
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(9)	6,577,138	6,576,883
Leafs LLC
4.37%, 01/20/06-02/21/06(9)	2,377,931	2,377,931
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(9)	7,711,128	7,711,379
Lothian Mortgages PLC
4.37%, 01/24/06(9)	1,133,989	1,133,989
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	3,515,367	3,515,726
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(9)	6,781,256	6,784,917
Mound Financing PLC
4.30%, 11/08/06(9)	4,535,957	4,535,957
Natexis Banques Populaires
4.35%, 01/12/07(9)	1,700,984	1,700,984
National City Bank (Ohio)
4.26%, 01/06/06	1,133,989	1,133,987
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(9)	8,391,521	8,391,814
Nordea Bank AB
4.34%, 12/11/06(9)	3,968,963	3,968,963
Nordea Bank PLC
4.23%, 10/02/06	1,360,787	1,360,549
Northern Rock PLC
4.32%, 11/03/06(9)	2,721,574	2,721,667
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(9)	6,168,902	6,168,904
Pfizer Investment Capital PLC
4.33%, 12/15/06(9)	5,669,947	5,669,947
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,700,984	1,701,010
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	3,401,968	3,401,590
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(9)	1,927,782	1,927,774

Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(9)	4,785,435	4,785,380
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(9)	2,267,979	2,267,979
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(9)	3,515,367	3,515,214
Strips III LLC
4.43%, 07/24/06(9)(10)	611,708	611,708
SunTrust Bank
4.19%, 04/28/06	3,401,968	3,401,968
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(9)	5,057,593	5,057,246
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	4,989,553	4,989,540
Unicredito Italiano SpA
4.43%, 06/14/06	2,948,372	2,947,908
Union Hamilton Special Funding LLC
4.52%, 03/28/06(9)	2,267,979	2,267,979
US Bank N.A.
4.31%, 09/29/06	1,020,590	1,020,393
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	7,370,931	7,370,931
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(9)	4,679,686	4,679,686
Wells Fargo & Co.
4.36%, 09/15/06(9)	1,133,989	1,134,066
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(9)	2,494,777	2,494,612
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(9)	4,649,356	4,649,323
Winston Funding Ltd.
4.26%, 01/23/06(9)	1,619,337	1,619,337
World Savings Bank
4.29%, 03/09/06	3,401,968	3,401,935

		232,659,471

TOTAL SHORT-TERM INVESTMENTS
(Cost: $428,401,158)		428,401,158

TOTAL INVESTMENTS IN SECURITIES—123.92%
(Cost: $2,050,405,922)		2,210,182,522
Other Assets, Less Liabilities—(23.92)%		(426,670,451)

NET ASSETS—100.00%		$1,783,512,071

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Fractional share which rounds to less than one share.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(8)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(9)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

*	Formerly iShares S&P MidCap 400/BARRA Growth Index Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND *

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.10%
Harte-Hanks Inc.	99,280	$2,619,999

		2,619,999
AEROSPACE & DEFENSE—0.08%
Sequa Corp. Class A(1)	29,509	2,037,596

		2,037,596
AGRICULTURE—0.20%
Universal Corp.(2)	118,328	5,130,702

		5,130,702
AIRLINES—0.22%
Alaska Air Group Inc.(1)	153,244	5,473,876

		5,473,876
APPAREL—0.24%
Polo Ralph Lauren Corp.	106,310	5,968,243

		5,968,243
AUTO PARTS & EQUIPMENT—1.46%
ArvinMeritor Inc.(2)	323,560	4,656,028
Bandag Inc.(2)	53,894	2,299,657
BorgWarner Inc.(2)	262,330	15,905,068
Lear Corp.(2)	309,081	8,796,445
Modine Manufacturing Co.(2)	158,559	5,167,438

		36,824,636
BANKS—5.65%
Associated Bancorp	627,970	20,440,423
Bank of Hawaii Corp.	236,138	12,170,553
Cathay General Bancorp	106,192	3,816,540
City National Corp.	89,913	6,513,298
Colonial BancGroup Inc. (The)	709,555	16,901,600
Cullen/Frost Bankers Inc.	134,625	7,226,670
FirstMerit Corp.(2)	382,494	9,910,420
Greater Bay Bancorp(2)	104,500	2,677,290
Mercantile Bankshares Corp.(2)	377,710	21,317,952
SVB Financial Group(1)	91,444	4,283,237
TCF Financial Corp.(2)	261,568	7,098,956
Texas Regional Bancshares Inc. Class A	81,641	2,310,440
Webster Financial Corp.(2)	247,605	11,612,674
Westamerica Bancorp(2)	69,423	3,684,279
Wilmington Trust Corp.	312,077	12,142,916

		142,107,248
BEVERAGES—0.16%
PepsiAmericas Inc.	172,513	4,012,652

		4,012,652

BIOTECHNOLOGY—1.18%
Affymetrix Inc.(1)	82,458	3,937,369
Charles River Laboratories International Inc.(1)	143,102	6,063,232
Millennium Pharmaceuticals Inc.(1)	885,705	8,591,338
Protein Design Labs Inc.(1)	202,497	5,754,965
Vertex Pharmaceuticals Inc.(1)(2)	196,136	5,427,083

		29,773,987
BUILDING MATERIALS—0.39%
Martin Marietta Materials Inc.(2)	128,005	9,820,544

		9,820,544
CHEMICALS—5.01%
Airgas Inc.	200,413	6,593,588
Albemarle Corp.(2)	175,913	6,746,264
Cabot Corp.(2)	285,434	10,218,537
Chemtura Corp.	1,103,898	14,019,505
Cytec Industries Inc.(2)	182,508	8,692,856
Ferro Corp.(2)	192,816	3,617,228
FMC Corp.(1)	174,711	9,289,384
Lubrizol Corp.	312,933	13,590,680
Lyondell Chemical Co.	943,056	22,463,594
Minerals Technologies Inc.(2)	92,412	5,164,907
Olin Corp.	330,035	6,495,089
RPM International Inc.	541,753	9,410,250
Sensient Technologies Corp.(2)	216,556	3,876,352
Valspar Corp. (The)(2)	232,984	5,747,715

		125,925,949
COAL—1.77%
Arch Coal Inc.	157,765	12,542,317
Peabody Energy Corp.	387,238	31,916,156

		44,458,473
COMMERCIAL SERVICES—3.25%
ADESA Inc.	239,052	5,837,650
Banta Corp.	110,340	5,494,932
Deluxe Corp.	109,629	3,304,218
DeVry Inc.(1)	94,315	1,886,300
Gartner Inc.(1)(2)	165,243	2,131,635
Kelly Services Inc. Class A(2)	88,988	2,333,265
Korn/Ferry International(1)	137,676	2,573,164
Laureate Education Inc.(1)(2)	132,823	6,974,536
Manpower Inc.	401,872	18,687,048
MPS Group Inc.(1)	465,458	6,362,811
Navigant Consulting Inc.(1)(2)	106,934	2,350,409
Quanta Services Inc.(1)(2)	542,985	7,151,112
Rent-A-Center Inc.(1)(2)	146,963	2,771,722
Sotheby’s Holdings Inc. Class A(1)(2)	206,305	3,787,760
United Rentals Inc.(1)(2)	308,049	7,205,266
Valassis Communications Inc.(1)	94,153	2,737,028

		81,588,856
COMPUTERS—2.44%
Cadence Design Systems Inc.(1)(2)	770,243	13,032,512
Ceridian Corp.(1)	407,756	10,132,737
Diebold Inc.	188,216	7,152,208
Imation Corp.	157,833	7,271,366
McDATA Corp. Class A(1)(2)	387,316	1,471,801
Mentor Graphics Corp.(1)(2)	364,333	3,767,203
National Instruments Corp.(2)	114,717	3,676,680
Reynolds & Reynolds Co. (The) Class A	143,555	4,029,589
SRA International Inc. Class A(1)	58,187	1,777,031
Synopsys Inc.(1)	444,934	8,925,376

		61,236,503

DISTRIBUTION & WHOLESALE—0.83%
Ingram Micro Inc. Class A(1)	533,431	10,631,280
Tech Data Corp.(1)	259,822	10,309,737

		20,941,017
DIVERSIFIED FINANCIAL SERVICES—2.00%
AmeriCredit Corp.(1)(2)	342,459	8,777,224
Edwards (A.G.) Inc.	352,935	16,538,534
IndyMac Bancorp Inc.	135,877	5,301,921
Jefferies Group Inc.(2)	227,181	10,218,601
LaBranche & Co. Inc.(1)(2)	278,960	2,820,286
Raymond James Financial Inc.	175,391	6,606,979

		50,263,545
ELECTRIC—10.13%
Alliant Energy Corp.	537,664	15,076,099
Aquila Inc.(1)	1,718,223	6,185,603
Black Hills Corp.(2)	152,434	5,275,741
DPL Inc.(2)	586,818	15,263,136
Duquesne Light Holdings Inc.(2)	358,795	5,855,534
Energy East Corp.	679,654	15,496,111
Great Plains Energy Inc.(2)	343,712	9,610,188
Hawaiian Electric Industries Inc.(2)	372,522	9,648,320
IDACORP Inc.(2)	194,746	5,706,058
MDU Resources Group Inc.(2)	551,561	18,058,107
Northeast Utilities	690,555	13,597,028
NSTAR(2)	491,482	14,105,533
OGE Energy Corp.	416,757	11,164,920
Pepco Holdings Inc.	870,394	19,470,714
PNM Resources Inc.	316,420	7,749,126
Puget Energy Inc.	531,327	10,849,697
SCANA Corp.	526,800	20,745,384
Sierra Pacific Resources Corp.(1)	844,029	11,006,138
Westar Energy Inc.	399,151	8,581,746
Wisconsin Energy Corp.(2)	538,299	21,025,959
WPS Resources Corp.(2)	184,039	10,179,197

		254,650,339
ELECTRICAL COMPONENTS & EQUIPMENT—0.69%
AMETEK Inc.	113,033	4,808,424
Hubbell Inc. Class B	279,231	12,598,903

		17,407,327
ELECTRONICS—2.87%
Arrow Electronics Inc.(1)	550,185	17,622,426
Avnet Inc.(1)	671,440	16,074,274
Gentex Corp.	336,037	6,552,721
KEMET Corp.(1)(2)	398,929	2,820,428
Plexus Corp.(1)	200,460	4,558,460
Thomas & Betts Corp.(1)	243,687	10,225,107
Varian Inc.(1)(2)	63,044	2,508,521
Vishay Intertechnology Inc.(1)(2)	847,223	11,657,788

		72,019,725
ENGINEERING & CONSTRUCTION—0.30%
Dycom Industries Inc.(1)(2)	184,750	4,064,500
Granite Construction Inc.(2)	93,984	3,374,965

		7,439,465

ENTERTAINMENT—0.13%
International Speedway Corp. Class A	69,633	3,335,421

		3,335,421
ENVIRONMENTAL CONTROL—0.54%
Mine Safety Appliances Co.	53,415	1,934,157
Republic Services Inc.	308,946	11,600,922

		13,535,079
FOOD—1.72%
Dean Foods Co.(1)(2)	297,297	11,196,205
Hormel Foods Corp.	191,441	6,256,292
Ruddick Corp.	160,171	3,408,439
Smithfield Foods Inc.(1)	454,976	13,922,266
Smucker (J.M.) Co. (The)(2)	153,105	6,736,620
Tootsie Roll Industries Inc.(2)	61,370	1,775,434

		43,295,256
FOREST PRODUCTS & PAPER—1.45%
Bowater Inc.(2)	257,332	7,905,239
Glatfelter Co.(2)	202,782	2,877,477
Longview Fibre Co.(2)	235,031	4,890,995
Potlatch Corp.(2)	134,346	6,848,959
Rayonier Inc.(2)	349,037	13,909,124

		36,431,794
GAS—1.62%
AGL Resources Inc.	357,319	12,438,274
ONEOK Inc.	448,982	11,956,391
Vectren Corp.	350,154	9,510,183
WGL Holdings Inc.(2)	224,076	6,735,725

		40,640,573
HAND & MACHINE TOOLS—0.36%
Kennametal Inc.	177,385	9,053,730

		9,053,730
HEALTH CARE-PRODUCTS—1.41%
Advanced Medical Optics Inc.(1)(2)	199,556	8,341,441
Edwards Lifesciences Corp.(1)	96,205	4,003,090
Henry Schein Inc.(1)	128,351	5,601,238
Hillenbrand Industries Inc.	281,192	13,893,697
Steris Corp.	141,557	3,541,756

		35,381,222
HEALTH CARE-SERVICES—1.36%
Covance Inc.(1)	112,282	5,451,291
Health Net Inc.(1)	168,611	8,691,897
Triad Hospitals Inc.(1)(2)	396,369	15,549,556
Universal Health Services Inc. Class B	97,938	4,577,622

		34,270,366
HOLDING COMPANIES-DIVERSIFIED—0.41%
Leucadia National Corp.(2)	219,233	10,404,798

		10,404,798
HOME BUILDERS—0.21%
Beazer Homes USA Inc.(2)	72,027	5,246,447

		5,246,447
HOME FURNISHINGS—0.21%
Furniture Brands International Inc.(2)	234,019	5,225,644

		5,225,644

HOUSEHOLD PRODUCTS & WARES—0.76%
American Greetings Corp. Class A(2)	302,403	6,643,794
Blyth Inc.(2)	122,605	2,568,575
Scotts Miracle-Gro Co. (The) Class A(2)	95,532	4,321,868
Tupperware Corp.	245,787	5,505,629

		19,039,866
INSURANCE—7.74%
American Financial Group Inc.	214,121	8,202,976
AmerUs Group Co.(2)	177,854	10,078,986
Berkley (W.R.) Corp.	201,250	9,583,525
Everest Re Group Ltd.	133,799	13,426,730
Fidelity National Financial Inc.	383,277	14,100,761
First American Corp.	440,415	19,950,800
Gallagher (Arthur J.) & Co.(2)	188,368	5,816,804
Hanover Insurance Group Inc. (The)	247,080	10,320,532
HCC Insurance Holdings Inc.(2)	486,844	14,449,530
Horace Mann Educators Corp.	197,694	3,748,278
Mercury General Corp.(2)	163,309	9,507,850
Ohio Casualty Corp.	292,722	8,289,887
Old Republic International Corp.	843,121	22,140,357
PMI Group Inc. (The)(2)	218,398	8,969,606
Protective Life Corp.	320,696	14,036,864
StanCorp Financial Group Inc.	251,143	12,544,593
Unitrin Inc.	209,165	9,422,883

		194,590,962
INTERNET—0.71%
Avocent Corp.(1)(2)	137,297	3,733,105
CheckFree Corp.(1)(2)	258,678	11,873,320
RSA Security Inc.(1)(2)	209,078	2,347,946

		17,954,371
IRON & STEEL—0.25%
Steel Dynamics Inc.(2)	176,522	6,268,296

		6,268,296
LEISURE TIME—0.17%
Callaway Golf Co.	302,535	4,187,084

		4,187,084
LODGING—0.19%
Boyd Gaming Corp.	98,546	4,696,702

		4,696,702
MACHINERY—1.37%
AGCO Corp.(1)(2)	416,475	6,900,991
Flowserve Corp.(1)(2)	147,520	5,835,891
Joy Global Inc.	341,083	13,643,320
Nordson Corp.	150,263	6,087,154
Tecumseh Products Co. Class A(2)	85,068	1,948,908

		34,416,264
MANUFACTURING—3.65%
Brink’s Co. (The)(2)	270,304	12,950,265
Carlisle Companies Inc.(2)	140,338	9,704,373
Crane Co.	229,470	8,093,407
Federal Signal Corp.(2)	221,336	3,322,253
Harsco Corp.	192,069	12,966,578
Lancaster Colony Corp.	117,169	4,341,111
Pentair Inc.	293,327	10,125,648
SPX Corp.(2)	302,828	13,860,438
Teleflex Inc.	115,533	7,507,334
Trinity Industries Inc.	200,649	8,842,601

		91,714,008

MEDIA—1.94%
Belo (A.H.) Corp.	435,591	9,326,003
Emmis Communications Corp.(1)	108,619	2,162,604
Entercom Communications Corp.(1)(2)	110,520	3,279,128
Lee Enterprises Inc.(2)	94,160	3,475,446
Media General Inc. Class A(2)	110,639	5,609,397
Readers Digest Association Inc. (The)	453,380	6,900,444
Scholastic Corp.(1)(2)	164,085	4,678,063
Washington Post Co. (The) Class B	14,548	11,129,220
Westwood One Inc.(2)	132,854	2,165,520

		48,725,825
METAL FABRICATE & HARDWARE—1.48%
Precision Castparts Corp.	360,742	18,690,043
Timken Co. (The)	382,876	12,259,690
Worthington Industries Inc.(2)	328,679	6,313,924

		37,263,657
OFFICE FURNISHINGS—0.53%
Herman Miller Inc.	193,813	5,463,588
HNI Corp.	141,160	7,753,919

		13,217,507
OIL & GAS—2.49%
ENSCO International Inc.(2)	380,839	16,890,210
Forest Oil Corp.(1)	251,469	11,459,442
Helmerich & Payne Inc.(2)	143,598	8,890,152
Pride International Inc.(1)	729,094	22,419,641
Quicksilver Resources Inc.(1)	67,661	2,842,439

		62,501,884
OIL & GAS SERVICES—2.22%
Cooper Cameron Corp.(1)	307,936	12,748,550
FMC Technologies Inc.(1)(2)	167,917	7,206,998
Hanover Compressor Co.(1)(2)	422,528	5,961,870
Smith International Inc.	470,272	17,451,794
Tidewater Inc.(2)	278,343	12,375,130

		55,744,342
PACKAGING & CONTAINERS—0.80%
Packaging Corp. of America	288,560	6,622,452
Sonoco Products Co.(2)	456,060	13,408,164

		20,030,616
PHARMACEUTICALS—0.94%
Omnicare Inc.(2)	192,310	11,003,978
Perrigo Co.(2)	214,229	3,194,154
Valeant Pharmaceuticals International	221,650	4,007,432
VCA Antech Inc.(1)(2)	190,107	5,361,017

		23,566,581
PIPELINES—1.44%
Equitable Resources Inc.	305,911	11,223,875
National Fuel Gas Co.(2)	388,651	12,122,025
Questar Corp.	168,741	12,773,694

		36,119,594
REAL ESTATE INVESTMENT TRUSTS—6.29%
AMB Property Corp.(2)	393,231	19,335,168
Developers Diversified Realty Corp.(2)	500,930	23,553,729

Highwoods Properties Inc.(2)	248,621	7,073,267
Hospitality Properties Trust	330,948	13,271,015
Liberty Property Trust(2)	406,050	17,399,243
Macerich Co. (The)	182,039	12,222,098
Mack-Cali Realty Corp.	284,799	12,303,317
New Plan Excel Realty Trust Inc.(2)	479,605	11,117,244
Regency Centers Corp.	312,321	18,411,323
United Dominion Realty Trust Inc.(2)	631,264	14,796,828
Weingarten Realty Investors	229,312	8,670,287

		158,153,519
RETAIL—5.31%
AnnTaylor Stores Corp.(1)	190,675	6,582,101
Barnes & Noble Inc.	150,147	6,406,772
BJ’s Wholesale Club Inc.(1)(2)	311,244	9,200,373
Bob Evans Farms Inc.(2)	164,784	3,799,919
Borders Group Inc.(2)	307,253	6,658,173
Brinker International Inc.	118,723	4,589,831
CarMax Inc.(1)(2)	293,839	8,133,464
CBRL Group Inc.	215,154	7,562,663
Claire’s Stores Inc.	205,762	6,012,366
Dollar Tree Stores Inc.(1)	171,336	4,101,784
Foot Locker Inc.(2)	718,100	16,939,979
Michaels Stores Inc.	190,690	6,744,705
MSC Industrial Direct Co. Inc. Class A	124,111	4,991,744
99 Cents Only Stores(1)	75,111	785,661
O’Reilly Automotive Inc.(1)	237,238	7,593,988
Outback Steakhouse Inc.	123,953	5,157,684
Payless ShoeSource Inc.(1)(2)	315,684	7,923,668
Pier 1 Imports Inc.(2)	398,931	3,482,668
Regis Corp.(2)	89,549	3,453,905
Ruby Tuesday Inc.	97,943	2,535,744
Saks Inc.(1)(2)	639,541	10,782,661

		133,439,853
SAVINGS & LOANS—1.84%
Astoria Financial Corp.(2)	406,464	11,950,042
Independence Community Bank Corp.	176,625	7,017,311
New York Community Bancorp Inc.(2)	1,089,798	18,003,463
Washington Federal Inc.(2)	400,113	9,198,598

		46,169,414
SEMICONDUCTORS—4.14%
Atmel Corp.(1)	1,956,787	6,046,472
Credence Systems Corp.(1)(2)	457,493	3,184,151
Cypress Semiconductor Corp.(1)(2)	411,092	5,858,061
Fairchild Semiconductor International Inc. Class A(1)	552,714	9,346,394
Integrated Device Technology Inc.(1)	918,607	12,107,240
International Rectifier Corp.(1)(2)	172,653	5,507,631
Intersil Corp. Class A	710,876	17,686,595
Lam Research Corp.(1)	344,181	12,280,378
Lattice Semiconductor Corp.(1)(2)	523,009	2,259,399
MEMC Electronic Materials Inc.(1)	509,196	11,288,875
Micrel Inc.(1)	171,240	1,986,384
Microchip Technology Inc.	357,848	11,504,813
Semtech Corp.(1)	120,715	2,204,256
TriQuint Semiconductor Inc.(1)(2)	644,215	2,866,757

		104,127,406
SOFTWARE—1.37%
Acxiom Corp.	348,540	8,016,420
Advent Software Inc.(1)	43,687	1,262,991
Dun & Bradstreet Corp.(1)	152,746	10,227,872

MoneyGram International Inc.	215,551	5,621,570
Sybase Inc.(1)	142,534	3,115,793
Transaction Systems Architects Inc. Class A(1)	104,341	3,003,977
Wind River Systems Inc.(1)(2)	216,708	3,200,777

		34,449,400
TELECOMMUNICATIONS—2.48%
ADTRAN Inc.	152,709	4,541,566
Cincinnati Bell Inc.(1)	1,132,765	3,976,005
CommScope Inc.(1)(2)	253,134	5,095,587
Harris Corp.	252,383	10,854,993
Newport Corp.(1)(2)	183,854	2,489,383
Polycom Inc.(1)	199,099	3,046,215
Powerwave Technologies Inc.(1)(2)	340,978	4,286,093
RF Micro Devices Inc.(1)(2)	521,945	2,823,722
Telephone & Data Systems Inc.	472,185	17,012,826
3Com Corp.(1)(2)	1,780,635	6,410,286
UTStarcom Inc.(1)(2)	222,565	1,793,874

		62,330,550
TEXTILES—0.29%
Mohawk Industries Inc.(1)(2)	82,677	7,191,245

		7,191,245
TRANSPORTATION—2.50%
Alexander & Baldwin Inc.(2)	201,957	10,954,148
CNF Inc.	240,150	13,421,984
Hunt (J.B.) Transport Services Inc.(2)	569,341	12,889,880
Overseas Shipholding Group Inc.	78,961	3,978,845
Swift Transportation Co. Inc.(1)	241,249	4,897,355
Werner Enterprises Inc.(2)	237,451	4,677,785
Yellow Roadway Corp.(1)(2)	267,276	11,923,182

		62,743,179
TRUCKING & LEASING—0.33%
GATX Corp.	232,856	8,401,444

		8,401,444
WATER—0.31%
Aqua America Inc.	290,119	7,920,249

		7,920,249

TOTAL COMMON STOCKS
(Cost: $2,385,944,697)		2,511,484,830

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.87%

CERTIFICATES OF DEPOSIT(3)—1.08%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,518,059	1,518,059
Credit Suisse First Boston NY
4.03%, 01/04/06	1,518,057	1,518,057
First Tennessee Bank
4.18%, 01/26/06	470,598	470,573
Fortis Bank NY
3.83%-3.84%, 01/25/06	4,554,170	4,554,174
Toronto-Dominion Bank
3.94%, 07/10/06	1,518,057	1,518,057

Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	13,055,288	13,055,262
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	4,554,170	4,554,194

		27,188,376
COMMERCIAL PAPER(3)—5.31%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	9,260,146	9,214,614
Bryant Park Funding LLC
3.92%, 02/22/06	774,725	770,507
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	6,527,644	6,504,753
CC USA Inc.
4.23%, 04/21/06	910,834	899,276
Charta LLC
4.25%, 01/26/06	2,277,085	2,270,902
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	9,270,013	9,258,968
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	11,172,897	11,135,770
Dorada Finance Inc.
3.76%, 01/26/06	303,611	302,882
Ebury Finance Ltd.
4.30%, 01/30/06	4,250,559	4,236,851
Edison Asset Securitization LLC
4.37%, 05/08/06	1,518,057	1,495,022
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	2,519,974	2,515,834
Ford Credit Floorplan Motown
4.05%, 01/06/06	6,072,227	6,070,177
Galaxy Funding Inc.
4.23%, 04/18/06	871,365	860,614
Gemini Securitization Corp.
4.25%, 01/30/06	1,518,057	1,513,218
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	14,861,441	14,850,674
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	2,580,696	2,578,517
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	4,554,170	4,520,556
HSBC PLC
3.88%, 02/03/06	910,834	907,791
Jupiter Securitization Corp.
4.23%, 01/24/06	1,062,640	1,060,018
Liberty Street Funding Corp.
4.23%, 01/04/06	1,214,445	1,214,303
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	3,764,781	3,760,159
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	3,187,919	3,181,113
Nordea North America Inc.
4.16%, 04/04/06	3,187,919	3,154,396
Prudential Funding LLC
4.27%, 01/17/06	6,072,227	6,062,144
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	3,036,113	3,021,274
Sedna Finance Inc.
3.92%, 02/21/06	759,028	754,979
Sigma Finance Inc.
4.16%, 04/06/06	1,821,668	1,802,091

Solitaire Funding Ltd.
4.24%, 01/23/06	7,448,497	7,430,951
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	814,225	814,129
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	9,676,761	9,674,461
Thunder Bay Funding Inc.
4.22%, 01/13/06	303,611	303,255
Ticonderoga Funding LLC
4.27%, 01/05/06	759,028	758,848
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	10,685,966	10,659,202

		133,558,249
LOAN PARTICIPATIONS(3)—0.06%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,518,057	1,518,057

		1,518,057
MEDIUM-TERM NOTES(3)—0.41%
Dorada Finance Inc.
3.93%, 07/07/06	941,195	941,147
K2 USA LLC
3.94%, 07/07/06	1,821,668	1,821,622
Marshall & Ilsley Bank
5.18%, 12/15/06	3,036,113	3,046,018
Toronto-Dominion Bank
3.81%, 06/20/06	3,795,142	3,795,312
US Bank N.A.
2.85%, 11/15/06	607,223	597,549

		10,201,648
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	2,994,649	2,994,649

		2,994,649
REPURCHASE AGREEMENTS(3)—2.52%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $15,187,938 and an effective yield of 4.37%.(6)	$15,180,567	15,180,567
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $1,215,028 and an effective yield of 4.32%.(6)	1,214,445	1,214,445
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $24,300,620 and an effective yield of 4.34%.(7)	24,288,907	24,288,907
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $22,781,806 and an effective yield of 4.33%.(7)	22,770,851	22,770,851

		63,454,770
TIME DEPOSITS(3)—0.98%
UBS AG
4.06%, 01/03/06	18,216,681	18,216,680
Wells Fargo Bank N.A.
4.00%, 01/03/06	6,290,250	6,290,250

		24,506,930

VARIABLE & FLOATING RATE NOTES(3)—12.39%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	10,671,939	10,674,546
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	11,689,037	11,688,981
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	5,009,587	5,009,587
American Express Credit Corp.
4.39%, 11/06/07	910,834	911,751
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	9,867,369	9,871,503
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	1,973,474	1,973,474
Bank of America N.A.
4.31%, 08/10/06	15,180,567	15,180,567
Bank of Ireland
4.34%, 12/20/06(8)	3,036,113	3,036,113
Bank of Nova Scotia
4.22%, 01/03/06	1,214,445	1,214,445
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	7,559,922	7,559,625
BMW US Capital LLC
4.34%, 12/15/06(8)	3,036,113	3,036,113
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	8,167,145	8,166,964
Commodore CDO Ltd.
4.56%, 06/13/06(8)	759,028	759,028
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	10,626,397	10,626,397
DEPFA Bank PLC
4.50%, 12/15/06	3,036,113	3,036,113
Descartes Funding Trust
4.37%, 11/15/06(8)	1,366,251	1,366,251
Dexia Credit Local
4.33%, 08/30/06	1,518,057	1,517,858
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	4,827,420	4,827,510
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	3,036,113	3,036,113
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	3,036,113	3,036,107
Fifth Third Bancorp.
4.35%, 11/22/06(8)	6,072,227	6,072,227
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	2,125,279	2,125,280
General Electric Capital Corp.
4.44%, 01/09/07	1,366,251	1,367,355
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	2,277,085	2,277,085
Hartford Life Global Funding Trusts
4.36%, 02/17/07	3,036,113	3,036,113
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	9,108,340	9,108,339
Holmes Financing PLC
4.33%, 12/15/06(8)	8,349,312	8,349,312
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	2,580,696	2,581,294
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	8,804,729	8,804,388
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	3,183,305	3,183,305

Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	10,322,786	10,323,122
Lothian Mortgages PLC
4.37%, 01/24/06(8)	1,518,057	1,518,057
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	4,705,976	4,706,457
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	9,077,979	9,082,879
Mound Financing PLC
4.30%, 11/08/06(8)	6,072,227	6,072,227
Natexis Banques Populaires
4.35%, 01/12/07(8)	2,277,085	2,277,085
National City Bank (Ohio)
4.26%, 01/06/06	1,518,057	1,518,053
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	11,233,620	11,234,010
Nordea Bank AB
4.34%, 12/11/06(8)	5,313,199	5,313,199
Nordea Bank PLC
4.23%, 10/02/06	1,821,668	1,821,349
Northern Rock PLC
4.32%, 11/03/06(8)	3,643,336	3,643,460
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	8,258,229	8,258,231
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	7,590,284	7,590,284
Principal Life Income Funding Trusts
4.29%, 05/10/06	2,277,085	2,277,120
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	4,554,170	4,553,664
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	2,580,696	2,580,686
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	6,406,199	6,406,126
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	3,036,113	3,036,113
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	4,705,976	4,705,771
Strips III LLC
4.43%, 07/24/06(8)(9)	818,886	818,886
SunTrust Bank
4.19%, 04/28/06	4,554,170	4,554,170
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	6,770,533	6,770,069
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	6,679,450	6,679,433
Unicredito Italiano SpA
4.43%, 06/14/06	3,946,947	3,946,326
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	3,036,113	3,036,113
US Bank N.A.
4.31%, 09/29/06	1,366,251	1,365,987
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	9,867,369	9,867,369
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	6,264,635	6,264,635
Wells Fargo & Co.
4.36%, 09/15/06(8)	1,518,057	1,518,159
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	3,339,725	3,339,503
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	6,224,033	6,223,987

Winston Funding Ltd.
4.26%, 01/23/06(8)	2,167,785	2,167,785
World Savings Bank
4.29%, 03/09/06	4,554,170	4,554,126

		311,458,185

TOTAL SHORT-TERM INVESTMENTS
(Cost: $574,880,864)		574,880,864

TOTAL INVESTMENTS IN SECURITIES—122.80%
(Cost: $2,960,825,561)		3,086,365,694
Other Assets, Less Liabilities—(22.80)%		(573,029,247)

NET ASSETS—100.00%		$2,513,336,447

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

*	Formerly iShares S&P MidCap 400/BARRA Value Index Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.17%
ADVO Inc.(1)	228,792	$6,447,359

		6,447,359
AEROSPACE & DEFENSE—2.21%
AAR Corp.(1)(2)	240,011	5,748,262
Armor Holdings Inc.(1)(2)	216,071	9,215,428
Curtiss-Wright Corp.(1)	158,221	8,638,867
DRS Technologies Inc.(1)	204,068	10,493,177
EDO Corp.(1)	106,859	2,891,605
Engineered Support Systems Inc.	303,662	12,644,486
Esterline Technologies Corp.(1)(2)	184,145	6,848,353
GenCorp Inc.(1)(2)	399,175	7,085,356
Kaman Corp. Class A	168,457	3,316,918
Moog Inc. Class A(2)	250,496	7,109,076
Teledyne Technologies Inc.(2)	244,685	7,120,333
Triumph Group Inc.(1)(2)	115,498	4,228,382

		85,340,243
AGRICULTURE—0.22%
Alliance One International Inc.	636,451	2,482,159
Delta & Pine Land Co.	262,272	6,034,879

		8,517,038
AIRLINES—0.41%
Frontier Airlines Inc.(1)(2)	262,736	2,427,681
Mesa Air Group Inc.(1)(2)	209,697	2,193,431
SkyWest Inc.	420,489	11,294,335

		15,915,447
APPAREL—1.54%
Ashworth Inc.(2)	102,219	863,751
Gymboree Corp.(2)	230,098	5,384,293
Kellwood Co.(1)	202,178	4,828,011
K-Swiss Inc. Class A	188,278	6,107,738
Oxford Industries Inc.(1)	102,862	5,626,551
Phillips-Van Heusen Corp.	268,111	8,686,796
Quiksilver Inc.(1)(2)	852,399	11,797,202
Russell Corp.(1)	240,153	3,232,459
Stride Rite Corp.	263,101	3,567,650
Wolverine World Wide Inc.(1)	414,049	9,299,541

		59,393,992
AUTO MANUFACTURERS—0.81%
A.S.V. Inc.(1)(2)	129,486	3,234,560
Oshkosh Truck Corp.(1)	533,611	23,793,714
Wabash National Corp.(1)	226,796	4,320,464

		31,348,738

AUTO PARTS & EQUIPMENT—0.12%
Standard Motor Products Inc.	91,619	845,643
Superior Industries International Inc.(1)	166,229	3,700,258

		4,545,901
BANKS—5.78%
Boston Private Financial Holdings Inc.(1)	250,131	7,608,985
Central Pacific Financial Corp.	221,370	7,951,610
Chittenden Corp.(1)	339,037	9,428,619
Community Bank System Inc.	218,302	4,922,710
East West Bancorp Inc.	409,129	14,929,117
First BanCorp (Puerto Rico)(1)	587,957	7,296,546
First Midwest Bancorp Inc.	329,814	11,563,279
First Republic Bank(1)	166,959	6,179,153
Fremont General Corp.(1)	475,347	11,042,311
Glacier Bancorp Inc.(1)	228,376	6,862,699
Gold Bancorp Inc.	278,360	5,071,719
Hudson United Bancorp	323,199	13,470,934
Irwin Financial Corp.(1)	129,511	2,774,126
Nara Bancorp Inc.(1)	145,167	2,581,069
PrivateBancorp Inc.(1)	126,416	4,496,617
Prosperity Bancshares Inc.(1)	156,021	4,484,044
Provident Bankshares Corp.(1)	239,423	8,085,315
Republic Bancorp Inc.	547,075	6,510,192
South Financial Group Inc. (The)	542,645	14,944,443
Sterling Bancshares Inc.	329,850	5,092,884
Susquehanna Bancshares Inc.(1)	340,812	8,070,428
TrustCo Bank Corp. NY(1)	544,975	6,768,589
UCBH Holdings Inc.(1)	676,939	12,103,669
Umpqua Holdings Corp.(1)	324,059	9,245,403
United Bancshares Inc.(1)	270,122	9,519,099
Whitney Holding Corp.	460,190	12,682,836
Wintrust Financial Corp.(1)	172,252	9,456,635

		223,143,031
BEVERAGES—0.27%
Hansen Natural Corp.(1)(2)	91,984	7,249,259
Peet’s Coffee & Tea Inc.(1)(2)	102,413	3,108,235

		10,357,494
BIOTECHNOLOGY—0.50%
ArQule Inc.(2)	255,411	1,563,115
Cambrex Corp.	194,780	3,656,021
CryoLife Inc.(2)	155,107	518,057
Enzo Biochem Inc.(1)(2)	198,262	2,462,414
Integra LifeSciences Holdings Corp.(1)(2)	126,270	4,477,534
Regeneron Pharmaceuticals Inc.(2)	318,308	5,077,013
Savient Pharmaceuticals Inc.(1)(2)	442,776	1,655,982

		19,410,136
BUILDING MATERIALS—1.82%
Apogee Enterprises Inc.	203,554	3,301,646
Drew Industries Inc.(2)	109,533	3,087,735
ElkCorp(1)	131,940	4,441,100
Florida Rock Industries Inc.(1)	342,736	16,814,628
Lennox International Inc.	412,104	11,621,333
NCI Building Systems Inc.(1)(2)	154,193	6,550,119
Simpson Manufacturing Co. Inc.(1)	266,542	9,688,802
Texas Industries Inc.	167,385	8,342,468
Universal Forest Products Inc.	117,700	6,502,925

		70,350,756

CHEMICALS—1.09%
Arch Chemicals Inc.	171,865	5,138,763
Fuller (H.B.) Co.(1)	211,631	6,787,006
Georgia Gulf Corp.	248,258	7,552,008
MacDermid Inc.(1)	182,175	5,082,683
OM Group Inc.(1)(2)	209,848	3,936,748
OMNOVA Solutions Inc.(2)	297,555	1,428,264
Penford Corp.	64,726	789,657
PolyOne Corp.(2)	667,113	4,289,537
Quaker Chemical Corp.(1)	70,881	1,363,042
Schulman (A.) Inc.	223,049	4,800,014
Wellman Inc.	123,987	840,632

		42,008,354
COAL—0.55%
Massey Energy Co.(1)	559,268	21,179,479

		21,179,479
COMMERCIAL SERVICES—4.17%
Aaron Rents Inc.	326,925	6,891,579
ABM Industries Inc.(1)	279,834	5,470,755
Administaff Inc.	164,214	6,905,199
Arbitron Inc.	224,752	8,536,081
Bowne & Co. Inc.(1)	237,018	3,517,347
CCE Spinco Inc.(1)(2)	494,208	6,474,125
CDI Corp.(1)	91,228	2,499,647
Central Parking Corp.	129,702	1,779,511
Chemed Corp.(1)	187,461	9,313,062
Coinstar Inc.(1)(2)	198,975	4,542,599
Consolidated Graphics Inc.(2)	85,362	4,041,037
CPI Corp.	49,412	924,499
Cross Country Healthcare Inc.(2)	152,235	2,706,738
Gevity HR Inc.	200,104	5,146,675
Healthcare Services Group Inc.(1)	195,478	4,048,349
Heidrick & Struggles International Inc.(2)	135,242	4,334,506
Hooper Holmes Inc.	476,676	1,215,524
iPayment Holdings Inc.(2)	94,323	3,916,291
Labor Ready Inc.(2)	387,850	8,075,037
MAXIMUS Inc.	138,621	5,086,004
Midas Inc.(1)(2)	91,064	1,671,935
NCO Group Inc.(1)(2)	233,389	3,948,942
On Assignment Inc.(2)	187,419	2,044,741
PAREXEL International Corp.(1)(2)	194,278	3,936,072
Pharmaceutical Product Development Inc.	365,665	22,652,947
Pre-Paid Legal Services Inc.(1)	74,547	2,848,441
Rewards Network Inc.(2)	152,109	973,498
SFBC International Inc.(1)(2)	134,794	2,158,052
SOURCECORP Inc.(2)	113,619	2,724,584
Spherion Corp.(2)	432,784	4,332,168
StarTek Inc.(1)	81,244	1,462,392
Vertrue Inc.(1)(2)	70,648	2,495,994
Viad Corp.(1)	162,795	4,774,777
Volt Information Sciences Inc.(2)	58,613	1,114,819
Watson Wyatt & Co. Holdings	306,744	8,558,158

		161,122,085
COMPUTERS—2.48%
Agilysys Inc.	221,010	4,026,802
CACI International Inc. Class A(2)	219,047	12,568,917
Carreker Corp.(2)	153,535	766,140
Catapult Communications Corp.(2)	74,319	1,099,178
CIBER Inc.(1)(2)	399,507	2,636,746
FactSet Research Systems Inc.(1)	246,405	10,142,030
Hutchinson Technology Inc.(1)(2)	185,755	5,284,730

Komag Inc.(1)(2)	217,903	7,552,518
Kronos Inc.(1)(2)	232,002	9,711,604
Manhattan Associates Inc.(2)	200,843	4,113,265
Mercury Computer Systems Inc.(1)(2)	155,161	3,200,971
MICROS Systems Inc.(1)(2)	278,698	13,466,687
MTS Systems Corp.	143,690	4,977,422
Radiant Systems Inc.(2)	166,953	2,030,148
RadiSys Corp.(1)(2)	150,311	2,606,393
Synaptics Inc.(1)(2)	176,000	4,350,720
TALX Corp.	155,169	7,092,775

		95,627,046
DISTRIBUTION & WHOLESALE—2.09%
Bell Microproducts Inc.(1)(2)	218,422	1,670,928
Brightpoint Inc.(1)(2)	199,760	5,539,345
Building Materials Holdings Corp.(1)	104,632	7,136,949
Hughes Supply Inc.	486,457	17,439,483
Owens & Minor Inc.	290,428	7,995,483
ScanSource Inc.(1)(2)	92,091	5,035,536
SCP Pool Corp.(1)	378,745	14,096,889
United Stationers Inc.(2)	234,848	11,390,128
Watsco Inc.(1)	172,320	10,306,459

		80,611,200
DIVERSIFIED FINANCIAL SERVICES—0.88%
Financial Federal Corp.(1)	127,757	5,678,799
Investment Technology Group Inc.(1)(2)	307,550	10,899,572
Piper Jaffray Companies Inc.(1)(2)	144,232	5,826,973
Portfolio Recovery Associates Inc.(2)	114,152	5,301,219
SWS Group Inc.	115,091	2,410,006
World Acceptance Corp.(2)	132,723	3,782,606

		33,899,175
ELECTRIC—1.30%
ALLETE Inc.	219,065	9,638,860
Avista Corp.	353,177	6,254,765
Central Vermont Public Service Corp.	89,402	1,610,130
CH Energy Group Inc.	98,417	4,517,340
Cleco Corp.	363,537	7,579,746
El Paso Electric Co.(2)	349,293	7,349,125
Green Mountain Power Corp.	37,963	1,092,196
UIL Holdings Corp.(1)	93,931	4,319,887
UniSource Energy Corp.	252,824	7,888,109

		50,250,158
ELECTRICAL COMPONENTS & EQUIPMENT—0.83%
Advanced Energy Industries Inc.(2)	213,970	2,531,265
Artesyn Technologies Inc.(1)(2)	288,830	2,974,949
Belden CDT Inc.(1)	315,430	7,705,955
C&D Technologies Inc.(1)	184,745	1,407,757
Greatbatch Inc.(1)(2)	157,121	4,086,717
Intermagnetics General Corp.(1)(2)	187,230	5,972,637
Littelfuse Inc.(2)	162,708	4,433,793
Magnetek Inc.(1)(2)	213,055	692,429
Vicor Corp.	140,883	2,227,360

		32,032,862
ELECTRONICS—3.97%
Analogic Corp.	100,367	4,802,561
Bel Fuse Inc. Class B(1)	85,561	2,720,840
Benchmark Electronics Inc.(1)(2)	305,829	10,285,029
Brady Corp. Class A(1)	357,433	12,931,926
Checkpoint Systems Inc.(1)(2)	279,474	6,889,034

Coherent Inc.(1)(2)	226,525	6,723,262
CTS Corp.(1)	262,514	2,903,405
Cubic Corp.(1)	113,191	2,259,292
Cymer Inc.(1)(2)	260,066	9,234,944
Daktronics Inc.	114,272	3,379,023
Dionex Corp.(2)	145,721	7,151,987
Electro Scientific Industries Inc.(1)(2)	208,260	5,029,479
FEI Co.(1)(2)	180,942	3,468,658
FLIR Systems Inc.(1)(2)	504,123	11,257,067
Itron Inc.(1)(2)	180,376	7,222,255
Keithley Instruments Inc.	104,033	1,454,381
Meade Instruments Corp.(2)	118,667	323,961
Methode Electronics Inc.	275,456	2,746,296
Park Electrochemical Corp.	145,835	3,788,793
Paxar Corp.(2)	264,692	5,195,904
Photon Dynamics Inc.(2)	123,401	2,255,770
Planar Systems Inc.(1)(2)	105,735	885,002
Rogers Corp.(1)(2)	118,192	4,630,763
SBS Technologies Inc.(2)	114,006	1,148,040
Sonic Solutions Inc.(1)(2)	180,995	2,734,834
Technitrol Inc.	294,337	5,033,163
Trimble Navigation Ltd.(2)	390,959	13,875,135
Watts Water Technologies Inc. Class A(1)	185,055	5,605,316
Woodward Governor Co.(1)	71,537	6,152,897
X-Rite Inc.	132,687	1,326,870

		153,415,887
ENERGY-ALTERNATE SOURCES—0.28%
Headwaters Inc.(1)(2)	304,796	10,801,970

		10,801,970
ENGINEERING & CONSTRUCTION—1.03%
EMCOR Group Inc.(1)(2)	113,000	7,630,890
Insituform Technologies Inc. Class A(1)(2)	195,316	3,783,271
Shaw Group Inc. (The)(1)(2)	575,151	16,731,143
URS Corp.(2)	313,220	11,780,204

		39,925,508
ENTERTAINMENT—0.35%
Pinnacle Entertainment Inc.(1)(2)	294,674	7,281,395
Shuffle Master Inc.(1)(2)	253,461	6,372,010

		13,653,405
ENVIRONMENTAL CONTROL—0.66%
Aleris International Inc.(2)	226,145	7,290,915
Tetra Tech Inc.(2)	414,737	6,498,929
Waste Connections Inc.(1)(2)	337,061	11,615,122

		25,404,966
FOOD—1.95%
American Italian Pasta Co. Class A(1)	134,401	913,927
Corn Products International Inc.(1)	535,976	12,804,467
Flowers Foods Inc.(1)	379,955	10,471,560
Great Atlantic & Pacific Tea Co.(1)(2)	130,431	4,145,097
Hain Celestial Group Inc.(1)(2)	268,414	5,679,640
J&J Snack Foods Corp.	49,428	2,936,517
Lance Inc.(1)	217,233	4,047,051
Nash Finch Co.(1)	96,678	2,463,355
Performance Food Group Co.(2)	273,530	7,760,046
Ralcorp Holdings Inc.(2)	216,005	8,620,760
Sanderson Farms Inc.(1)	105,770	3,229,158
TreeHouse Foods Inc.(1)(2)	225,562	4,222,521
United Natural Foods Inc.(1)(2)	301,637	7,963,217

		75,257,316

FOREST PRODUCTS & PAPER—0.59%
Buckeye Technologies Inc.(2)	240,450	1,935,623
Caraustar Industries Inc.(2)	209,479	1,820,373
Deltic Timber Corp.	89,298	4,630,994
Neenah Paper Inc.	107,097	2,998,716
Pope & Talbot Inc.	119,108	992,170
Rock-Tenn Co. Class A	226,042	3,085,473
Schweitzer-Mauduit International Inc.	110,442	2,736,753
Wausau Paper Corp.	372,852	4,418,296

		22,618,398
GAS—2.99%
Atmos Energy Corp.	586,312	15,337,922
Cascade Natural Gas Corp.	82,846	1,616,325
Energen Corp.	533,083	19,361,575
Laclede Group Inc. (The)	153,647	4,488,029
New Jersey Resources Corp.	200,567	8,401,752
Northwest Natural Gas Co.	200,463	6,851,825
Piedmont Natural Gas Co.(1)	556,680	13,449,389
South Jersey Industries Inc.	208,630	6,079,478
Southern Union Co.(2)	711,598	16,815,061
Southwest Gas Corp.	284,793	7,518,535
UGI Corp.	762,869	15,715,101

		115,634,992
HAND & MACHINE TOOLS—0.34%
Baldor Electric Co.(1)	204,676	5,249,939
Regal-Beloit Corp.(1)	222,957	7,892,678

		13,142,617
HEALTH CARE-PRODUCTS—5.76%
American Medical Systems Holdings Inc.(2)	505,846	9,019,234
ArthroCare Corp.(1)(2)	182,426	7,687,432
BioLase Technology Inc.(1)	170,063	1,358,803
Biosite Inc.(1)(2)	126,778	7,136,334
CONMED Corp.(2)	214,261	5,069,415
Cooper Companies Inc.(1)	321,342	16,484,845
Cyberonics Inc.(1)(2)	158,405	5,116,482
Datascope Corp.	89,027	2,942,342
Diagnostic Products Corp.	171,401	8,321,519
DJ Orthopedics Inc.(1)(2)	158,675	4,376,257
Haemonetics Corp.(2)	192,807	9,420,550
Hologic Inc.(2)	322,506	12,229,428
ICU Medical Inc.(2)	100,682	3,947,741
IDEXX Laboratories Inc.(1)(2)	233,154	16,782,425
Immucor Inc.(2)	331,681	7,748,068
Invacare Corp.(1)	230,797	7,267,798
Kensey Nash Corp.(1)(2)	72,970	1,607,529
Laserscope(1)(2)	146,283	3,285,516
LCA-Vision Inc.(1)	150,274	7,139,518
Mentor Corp.(1)	276,810	12,755,405
Merit Medical Systems Inc.(1)(2)	198,103	2,404,970
Osteotech Inc.(2)	122,985	611,235
PolyMedica Corp.	175,807	5,884,260
Possis Medical Inc.(2)	123,957	1,233,372
ResMed Inc.(1)(2)	513,868	19,686,283
Respironics Inc.(2)	524,140	19,429,870
SurModics Inc.(1)(2)	112,826	4,173,434
Sybron Dental Specialties Inc.(2)	293,266	11,674,919
Viasys Healthcare Inc.(2)	230,290	5,918,453
Vital Sign Inc.	40,825	1,748,127

		222,461,564

HEALTH CARE-SERVICES—2.48%
Amedisys Inc.(1)(2)	114,816	4,849,828
American Healthways Inc.(1)(2)	246,208	11,140,912
AMERIGROUP Corp.(2)	374,835	7,294,289
AmSurg Corp.(2)	215,538	4,927,199
Centene Corp.(1)(2)	310,599	8,165,648
Gentiva Health Services Inc.(1)(2)	165,767	2,443,406
Odyssey Healthcare Inc.(1)(2)	249,106	4,643,336
Pediatrix Medical Group Inc.(2)	179,666	15,913,018
RehabCare Group Inc.(1)(2)	121,896	2,462,299
Sierra Health Services Inc.(1)(2)	185,927	14,866,723
Sunrise Senior Living Inc.(1)(2)	261,414	8,812,266
United Surgical Partners International Inc.(1)(2)	322,019	10,352,911

		95,871,835
HOME BUILDERS—2.61%
Champion Enterprises Inc.(1)(2)	552,799	7,529,122
Coachmen Industries Inc.	104,089	1,229,291
Fleetwood Enterprises Inc.(1)(2)	461,613	5,700,921
M.D.C. Holdings Inc.(1)	236,641	14,667,009
M/I Homes Inc.(1)	90,462	3,674,566
Meritage Homes Corp.(1)(2)	166,961	10,505,186
Monaco Coach Corp.(1)	194,244	2,583,445
NVR Inc.(1)(2)	38,311	26,894,322
Skyline Corp.	49,021	1,784,364
Standard Pacific Corp.(1)	499,151	18,368,757
Winnebago Industries Inc.(1)	239,296	7,963,771

		100,900,754
HOME FURNISHINGS—0.45%
Audiovox Corp. Class A(2)	142,637	1,976,949
Bassett Furniture Industries Inc.	85,879	1,588,762
Ethan Allen Interiors Inc.(1)	243,024	8,877,667
La-Z-Boy Inc.(1)	375,029	5,085,393

		17,528,771
HOUSEHOLD PRODUCTS & WARES—0.91%
CNS Inc.	103,754	2,273,250
Fossil Inc.(1)(2)	356,430	7,666,809
Harland (John H.) Co.	204,944	7,705,894
Playtex Products Inc.(2)	462,035	6,316,018
Russ Berrie & Co. Inc.	85,570	977,209
Spectrum Brands Inc.(1)(2)	269,380	5,471,108
Standard Register Co. (The)	92,666	1,465,049
WD-40 Co.	121,892	3,200,884

		35,076,221
HOUSEWARES—0.41%
Libbey Inc.	101,646	1,038,822
National Presto Industries Inc.	34,409	1,526,039
Toro Co.(1)	305,656	13,378,563

		15,943,424
INSURANCE—2.92%
Delphi Financial Group Inc. Class A	208,768	9,605,416
Hilb, Rogal & Hobbs Co.(1)	260,180	10,019,532
Infinity Property & Casualty Corp.(1)	150,332	5,593,854
LandAmerica Financial Group Inc.(1)	126,822	7,913,693
Philadelphia Consolidated Holding Corp.(1)(2)	134,044	12,960,714
Presidential Life Corp.	155,632	2,963,233
ProAssurance Corp.(1)(2)	226,331	11,008,740

RLI Corp.	155,885	7,773,985
SCPIE Holdings Inc.(2)	73,154	1,521,603
Selective Insurance Group Inc.(1)	205,036	10,887,412
Stewart Information Services Corp.	131,956	6,422,299
UICI	255,261	9,064,318
United Fire & Casualty Co.(1)	123,384	4,988,415
Zenith National Insurance Corp.	264,437	12,195,834

		112,919,048
INTERNET—1.42%
Blue Coat Systems Inc.(2)	93,970	4,296,308
Digital Insight Corp.(2)	250,735	8,028,535
InfoSpace Inc.(2)	200,450	5,175,619
Internet Security Systems Inc.(1)(2)	281,294	5,893,109
j2 Global Communications Inc.(1)(2)	180,014	7,693,798
MIVA Inc.(2)	203,659	1,008,112
Napster Inc.(1)(2)	319,643	1,125,143
PC-Tel Inc.(2)	156,338	1,369,521
Secure Computing Corp.(2)	269,732	3,306,914
WebEx Communications Inc.(1)(2)	252,506	5,461,705
Websense Inc.(1)(2)	172,946	11,352,175

		54,710,939
IRON & STEEL—1.31%
Carpenter Technology Corp.(1)	158,607	11,177,035
Chaparral Steel Co.(2)	165,605	5,009,551
Cleveland-Cliffs Inc.(1)	159,382	14,116,464
Material Sciences Corp.(2)	91,349	1,288,021
Reliance Steel & Aluminum Co.	201,232	12,299,300
Ryerson Tull Inc.(1)	183,241	4,456,421
Steel Technologies Inc.(1)	81,277	2,274,943

		50,621,735
LEISURE TIME—0.87%
Arctic Cat Inc.(1)	92,804	1,861,648
Bally Total Fitness Holding Corp.(1)(2)	247,717	1,555,663
K2 Inc.(1)(2)	340,090	3,438,310
Multimedia Games Inc.(1)(2)	197,583	1,827,643
Nautilus Inc.(1)	243,063	4,535,556
Pegasus Solutions Inc.(2)	127,223	1,141,190
Polaris Industries Inc.(1)	302,522	15,186,604
WMS Industries Inc.(1)(2)	165,452	4,151,191

		33,697,805
LODGING—0.30%
Aztar Corp.(2)	260,172	7,906,627
Marcus Corp.	157,519	3,701,697

		11,608,324
MACHINERY—2.75%
Albany International Corp. Class A	234,624	8,484,004
Applied Industrial Technologies Inc.	180,420	6,078,350
Astec Industries Inc.(2)	127,032	4,148,865
Briggs & Stratton Corp.(1)	376,016	14,585,661
Cognex Corp.	343,678	10,341,271
Gardner Denver Inc.(2)	189,031	9,319,228
Gerber Scientific Inc.(2)	163,231	1,562,121
IDEX Corp.	380,278	15,633,229
JLG Industries Inc.	375,818	17,159,850
Lindsay Manufacturing Co.(1)	83,773	1,610,955
Manitowoc Co. Inc. (The)	219,834	11,040,063
Robbins & Myers Inc.(1)	84,743	1,724,520
Stewart & Stevenson Services Inc.	212,568	4,491,562

		106,179,679

MANUFACTURING—2.49%
Acuity Brands Inc.	327,505	10,414,659
AptarGroup Inc.	254,045	13,261,149
Barnes Group Inc.	126,334	4,169,022
Ceradyne Inc.(1)(2)	192,608	8,436,230
CLARCOR Inc.(1)	376,927	11,198,501
EnPro Industries Inc.(1)(2)	154,247	4,156,957
Griffon Corp.(1)(2)	188,605	4,490,685
Lydall Inc.(2)	115,594	942,091
Myers Industries Inc.	228,508	3,331,647
Roper Industries Inc.(1)	623,946	24,652,106
Smith (A.O.) Corp.(1)	146,474	5,141,237
Standex International Corp.	81,714	2,268,381
Sturm Ruger & Co. Inc.(1)	155,211	1,088,029
Tredegar Corp.	203,329	2,620,911

		96,171,605
MEDIA—0.09%
4Kids Entertainment Inc.(1)(2)	92,525	1,451,717
Nelson (Thomas) Inc.	79,766	1,966,232

		3,417,949
METAL FABRICATE & HARDWARE—1.38%
Castle (A.M.) & Co.(2)	71,309	1,557,389
Commercial Metals Co.	423,576	15,901,043
Kaydon Corp.(1)	204,742	6,580,408
Lawson Products Inc.	33,207	1,253,232
Mueller Industries Inc.(1)	266,554	7,308,911
NS Group Inc.(2)	163,803	6,848,603
Quanex Corp.(1)	183,952	9,192,081
Valmont Industries Inc.	119,254	3,990,239
Wolverine Tube Inc.(1)(2)	110,573	559,499

		53,191,405
MINING—0.42%
AMCOL International Corp.(1)	160,809	3,299,801
Brush Engineered Materials Inc.(2)	139,865	2,223,854
Century Aluminum Co.(1)(2)	165,847	4,346,850
RTI International Metals Inc.(1)(2)	167,421	6,353,627

		16,224,132
OFFICE & BUSINESS EQUIPMENT—0.15%
Global Imaging Systems Inc.(1)(2)	169,069	5,854,859

		5,854,859
OFFICE FURNISHINGS—0.08%
Interface Inc. Class A(2)	350,231	2,878,899

		2,878,899
OIL & GAS—4.05%
Atwood Oceanics Inc.(1)(2)	96,771	7,551,041
Cabot Oil & Gas Corp.	356,180	16,063,718
Cimarex Energy Co.(2)	599,269	25,774,560
Frontier Oil Corp.	410,855	15,419,388
Penn Virginia Corp.(1)	135,372	7,770,353
Petroleum Development Corp.(2)	121,097	4,037,374
Remington Oil & Gas Corp.(2)	171,377	6,255,261
St. Mary Land & Exploration Co.(1)	411,129	15,133,658
Stone Energy Corp.(2)	196,074	8,927,249
Swift Energy Co.(1)(2)	208,998	9,419,540
Unit Corp.(2)	335,607	18,468,453

Vintage Petroleum Inc.	400,816	21,375,517

		156,196,112
OIL & GAS SERVICES—3.02%
Cal Dive International Inc.(1)(2)	565,209	20,285,351
CARBO Ceramics Inc.(1)	143,731	8,123,676
Dril-Quip Inc.(2)	58,798	2,775,266
Hydril Co. LP(2)	142,665	8,930,829
Input/Output Inc.(1)(2)	512,557	3,603,276
Lone Star Technologies Inc.(2)	222,169	11,477,251
Lufkin Industries Inc.	106,314	5,301,879
Maverick Tube Corp.(1)(2)	313,231	12,485,388
Oceaneering International Inc.(1)(2)	194,603	9,687,337
Seacor Holdings Inc.(2)	150,862	10,273,702
Tetra Technologies Inc.(1)(2)	252,529	7,707,185
Veritas DGC Inc.(1)(2)	254,300	9,025,107
W-H Energy Services Inc.(1)(2)	207,681	6,870,087

		116,546,334
PACKAGING & CONTAINERS—0.06%
Chesapeake Corp.	143,085	2,429,583

		2,429,583
PHARMACEUTICALS—1.29%
Alpharma Inc. Class A	303,495	8,652,642
Bradley Pharmaceuticals Inc.(1)(2)	100,443	954,209
Connetics Corp.(2)	257,065	3,714,589
Medicis Pharmaceutical Corp. Class A(1)	395,383	12,672,025
MGI Pharma Inc.(1)(2)	564,120	9,680,299
Nature’s Sunshine Products Inc.(1)	86,251	1,559,418
NBTY Inc.(1)(2)	405,695	6,592,544
Noven Pharmaceuticals Inc.(1)(2)	171,215	2,590,483
Theragenics Corp.(2)	234,375	707,813
USANA Health Sciences Inc.(1)(2)	73,169	2,806,763

		49,930,785
REAL ESTATE INVESTMENT TRUSTS—3.38%
Acadia Realty Trust(1)	228,898	4,589,405
Colonial Properties Trust(1)	325,524	13,665,498
Commercial Net Lease Realty Inc.	394,554	8,037,065
EastGroup Properties Inc.(1)	160,233	7,236,122
Entertainment Properties Trust	188,375	7,676,281
Essex Property Trust Inc.(1)	166,114	15,315,711
Glenborough Realty Trust Inc.	252,379	4,568,060
Kilroy Realty Corp.(1)	210,204	13,011,628
Lexington Corporate Properties Trust	378,276	8,057,279
New Century Financial Corp.(1)	410,678	14,813,155
Parkway Properties Inc.	102,711	4,122,820
Shurgard Storage Centers Inc. Class A	341,297	19,354,953
Sovran Self Storage Inc.	124,414	5,843,726
Town & Country Trust (The)	127,660	4,316,185

		130,607,888
RETAIL—8.11%
Brown Shoe Co. Inc.	133,961	5,683,965
Burlington Coat Factory Warehouse Corp.	120,220	4,834,046
Casey’s General Store Inc.	366,330	9,084,984
Cash America International Inc.(1)	212,422	4,926,066
Cato Corp. Class A	227,068	4,870,609
CEC Entertainment Inc.(2)	248,383	8,454,957
Children’s Place Retail Stores Inc. (The)(1)(2)	155,793	7,699,290
Christopher & Banks Corp.	261,389	4,908,885
Cost Plus Inc.(1)(2)	161,083	2,762,573

Dress Barn Inc.(1)(2)	163,781	6,323,584
Finish Line Inc. (The)	320,157	5,577,135
Fred’s Inc.(1)	289,391	4,708,392
Genesco Inc.(1)(2)	166,326	6,451,786
Group 1 Automotive Inc.(2)	156,054	4,904,777
Guitar Center Inc.(1)(2)	189,419	9,472,844
Hancock Fabrics Inc.(1)	140,301	571,025
Haverty Furniture Companies Inc.	163,128	2,102,720
Hibbet Sporting Goods Inc.(2)	259,876	7,401,268
Hot Topic Inc.(1)(2)	325,703	4,641,268
IHOP Corp.(1)	136,778	6,416,256
Insight Enterprises Inc.(1)(2)	346,218	6,789,335
Jack in the Box Inc.(2)	259,500	9,064,335
Jill (J.) Group Inc. (The)(2)	147,634	2,809,475
Jo-Ann Stores Inc.(1)(2)	171,212	2,020,302
Joseph A. Bank Clothiers Inc.(2)	86,605	3,759,523
Landry’s Restaurants Inc.(1)	121,417	3,243,048
Linens ‘n Things Inc.(2)	330,196	8,783,214
Lone Star Steakhouse & Saloon Inc.	131,354	3,118,344
Longs Drug Stores Corp.(1)	193,534	7,042,702
MarineMax Inc.(2)	114,589	3,617,575
Men’s Wearhouse Inc. (The)(2)	383,968	11,304,018
Movie Gallery Inc.(1)	188,874	1,059,583
O’Charley’s Inc.(2)	162,097	2,514,124
P.F. Chang’s China Bistro Inc.(1)(2)	192,051	9,531,491
Panera Bread Co. Class A(1)(2)	226,466	14,874,287
Papa John’s International Inc.(1)(2)	86,687	5,141,406
Pep Boys-Manny, Moe & Jack Inc.(1)	393,679	5,861,880
Rare Hospitality International Inc.(2)	242,761	7,377,507
Red Robin Gourmet Burgers Inc.(1)(2)	105,166	5,359,259
Ryan’s Restaurant Group Inc.(2)	306,458	3,695,883
School Specialty Inc.(2)	166,388	6,063,179
Select Comfort Corp.(1)(2)	255,581	6,990,140
Sonic Automotive Inc.	216,081	4,814,285
Sonic Corp.(1)(2)	431,072	12,716,624
Stage Stores Inc.(1)	192,835	5,742,626
Steak n Shake Co. (The)(1)(2)	203,698	3,452,681
Stein Mart Inc.	193,796	3,517,397
Too Inc.(2)	242,279	6,834,691
Tractor Supply Co.(1)(2)	242,966	12,862,620
Triarc Companies Inc. Class B(1)	394,414	5,857,048
World Fuel Services Corp.	199,097	6,713,551
Zale Corp.(2)	355,665	8,944,975

		313,273,538
SAVINGS & LOANS—1.73%
Anchor BanCorp Wisconsin Inc.(1)	133,639	4,054,607
BankAtlantic Bancorp Inc. Class A	326,338	4,568,732
BankUnited Financial Corp. Class A	193,493	5,141,109
Brookline Bancorp Inc.(1)	447,920	6,347,026
Dime Community Bancshares	202,122	2,953,002
Downey Financial Corp.(1)	152,130	10,404,171
Fidelity Bankshares Inc.	162,336	5,308,387
FirstFed Financial Corp.(1)(2)	120,469	6,567,970
Flagstar Bancorp Inc.(1)	253,361	3,648,398
Franklin Bank Corp. (Texas)(2)	170,684	3,070,605
MAF Bancorp Inc.(1)	200,777	8,308,152
Sterling Financial Corp. (Washington)(1)	253,005	6,320,065

		66,692,224
SEMICONDUCTORS—2.41%
Actel Corp.(2)	184,344	2,346,699
ATMI Inc.(1)(2)	274,996	7,691,638

Brooks Automation Inc.(2)	542,220	6,794,017
Cohu Inc.	160,601	3,672,945
DSP Group Inc.(2)	207,465	5,199,073
ESS Technology Inc.(2)	253,152	868,311
Exar Corp.(2)	257,353	3,222,060
Kopin Corp.(2)	499,584	2,672,774
Kulicke & Soffa Industries Inc.(1)(2)	380,213	3,361,083
Microsemi Corp.(1)(2)	455,546	12,600,402
Pericom Semiconductor Corp.(2)	192,091	1,530,965
Photronics Inc.(2)	299,495	4,510,395
Power Integrations Inc.(1)(2)	214,585	5,109,269
Rudolph Technologies Inc.(2)	102,484	1,319,994
Skyworks Solutions Inc.(2)	1,151,247	5,859,847
Standard Microsystems Corp.(2)	152,053	4,362,401
Supertex Inc.(2)	85,411	3,779,437
Ultratech Inc.(1)(2)	174,935	2,872,433
Varian Semiconductor Equipment Associates Inc.(1)(2)	274,425	12,055,490
Veeco Instruments Inc.(1)(2)	194,985	3,379,090

		93,208,323
SOFTWARE—4.68%
Altiris Inc.(1)(2)	169,344	2,860,220
ANSYS Inc.(2)	232,711	9,934,433
Avid Technology Inc.(1)(2)	302,874	16,585,380
Captaris Inc.(2)	209,733	773,915
Cerner Corp.(2)	225,230	20,475,659
Dendrite International Inc.(2)	315,246	4,542,695
Digi International Inc.(2)	150,230	1,575,913
eFunds Corp.(1)(2)	332,784	7,800,457
EPIQ Systems Inc.(1)(2)	93,435	1,732,285
FileNET Corp.(1)(2)	303,299	7,840,279
Global Payments Inc.	478,204	22,289,088
Hyperion Solutions Corp.(2)	432,044	15,475,816
Inter-Tel Inc.	153,041	2,995,012
JDA Software Group Inc.(2)	210,491	3,580,452
Keane Inc.(1)(2)	330,773	3,641,811
ManTech International Corp. Class A(2)	130,332	3,631,050
MapInfo Corp.(2)	151,042	1,904,640
MRO Software Inc.(2)	156,674	2,199,703
NDCHealth Corp.(2)	263,304	5,063,336
Open Solutions Inc.(1)(2)	145,007	3,323,560
Phoenix Technologies Ltd.(2)	182,121	1,140,077
Progress Software Corp.(2)	288,972	8,201,025
Quality Systems Inc.(1)	59,401	4,559,621
SERENA Software Inc.(1)(2)	210,294	4,929,291
SPSS Inc.(2)	118,244	3,657,287
Take-Two Interactive Software Inc.(1)(2)	515,793	9,129,536
THQ Inc.(1)(2)	457,813	10,918,840

		180,761,381
STORAGE & WAREHOUSING—0.14%
Mobile Mini Inc.(1)(2)	110,480	5,236,752

		5,236,752
TELECOMMUNICATIONS—1.82%
Adaptec Inc.(2)	823,300	4,791,606
Aeroflex Inc.(2)	542,784	5,834,928
Anixter International Inc.(1)	236,771	9,262,482
Applied Signal Technology Inc.(1)	83,702	1,900,035
Axcelis Technologies Inc.(2)	734,028	3,501,314
Black Box Corp.(1)	125,509	5,946,616
C-COR Inc.(1)(2)	347,511	1,688,903

Commonwealth Telephone Enterprises Inc.(1)	158,638	5,357,205
Comtech Telecommunications Corp.(1)(2)	146,764	4,482,173
Ditech Communications Corp.(2)	236,165	1,971,978
General Communication Inc. Class A(2)	343,163	3,544,874
Harmonic Inc.(2)	533,451	2,587,237
Intrado Inc.(1)(2)	130,307	2,999,667
NETGEAR Inc.(1)(2)	239,180	4,604,215
Network Equipment Technologies Inc.(2)	176,648	777,251
Novatel Wireless Inc.(1)(2)	214,000	2,591,540
Symmetricom Inc.(1)(2)	336,796	2,852,662
Tollgrade Communications Inc.(2)	95,798	1,047,072
Viasat Inc.(2)	163,407	4,367,869

		70,109,627
TEXTILES—0.19%
Angelica Corp.	67,929	1,123,546
G&K Services Inc. Class A	153,381	6,020,204

		7,143,750
TOYS, GAMES & HOBBIES—0.14%
JAKKS Pacific Inc.(1)(2)	195,446	4,092,639
Lenox Group Inc.(2)	101,703	1,346,548

		5,439,187
TRANSPORTATION—2.51%
Arkansas Best Corp.(1)	183,639	8,021,352
EGL Inc.(1)(2)	237,283	8,914,722
Forward Air Corp.	227,500	8,337,875
Heartland Express Inc.	327,525	6,645,482
Hub Group Inc. Class A(1)(2)	146,709	5,186,163
Kansas City Southern Industries Inc.(1)(2)	533,255	13,027,420
Kirby Corp.(1)(2)	186,902	9,750,677
Knight Transportation Inc.(1)	416,708	8,638,347
Landstar System Inc.	425,713	17,769,261
Offshore Logistics Inc.(2)	169,232	4,941,574
Old Dominion Freight Line Inc.(2)	205,913	5,555,533

		96,788,406
WATER—0.10%
American States Water Co.(1)	122,576	3,775,341

		3,775,341

TOTAL COMMON STOCKS
(Cost: $3,878,358,842)		3,854,753,732

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—29.56%

CERTIFICATES OF DEPOSIT(3)—1.40%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$3,011,681	3,011,681
Credit Suisse First Boston NY
4.03%, 01/04/06	3,011,681	3,011,681
First Tennessee Bank
4.18%, 01/26/06	933,621	933,572
Fortis Bank NY
3.83%-3.84%, 01/25/06	9,035,042	9,035,051
Toronto-Dominion Bank
3.94%, 07/10/06	3,011,681	3,011,681

Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	25,900,454	25,900,402
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	9,035,042	9,035,089

		53,939,157
COMMERCIAL PAPER(3)—6.86%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	18,371,253	18,280,930
Bryant Park Funding LLC
3.92%, 02/22/06	1,536,981	1,528,613
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	12,950,227	12,904,814
CC USA Inc.
4.23%, 04/21/06	1,807,008	1,784,078
Charta LLC
4.25%, 01/26/06	4,517,521	4,505,255
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	18,390,828	18,368,916
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	22,165,970	22,092,314
Dorada Finance Inc.
3.76%, 01/26/06	602,336	600,889
Ebury Finance Ltd.
4.30%, 01/30/06	8,432,706	8,405,511
Edison Asset Securitization LLC
4.37%, 05/08/06	3,011,681	2,965,983
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	4,999,390	4,991,178
Ford Credit Floorplan Motown
4.05%, 01/06/06	12,046,723	12,042,657
Galaxy Funding Inc.
4.23%, 04/18/06	1,728,705	1,707,377
Gemini Securitization Corp.
4.25%, 01/30/06	3,011,681	3,002,081
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	29,483,692	29,462,330
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	5,119,857	5,115,534
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	9,035,042	8,968,354
HSBC PLC
3.88%, 02/03/06	1,807,008	1,800,971
Jupiter Securitization Corp.
4.23%, 01/24/06	2,108,177	2,102,975
Liberty Street Funding Corp.
4.23%, 01/04/06	2,409,345	2,409,061
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	7,468,968	7,459,800
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	6,324,530	6,311,028
Nordea North America Inc.
4.16%, 04/04/06	6,324,530	6,258,024
Prudential Funding LLC
4.27%, 01/17/06	12,046,723	12,026,719
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	6,023,361	5,993,922
Sedna Finance Inc.
3.92%, 02/21/06	1,505,840	1,497,806
Sigma Finance Inc.
4.16%, 04/06/06	3,614,017	3,575,178

Solitaire Funding Ltd.
4.24%, 01/23/06	14,777,113	14,742,304
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	1,615,345	1,615,155
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	19,197,778	19,193,213
Thunder Bay Funding Inc.
4.22%, 01/13/06	602,336	601,630
Ticonderoga Funding LLC
4.27%, 01/05/06	1,505,840	1,505,483
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	21,199,944	21,146,848

		264,966,931
LOAN PARTICIPATIONS(3)—0.08%
Army & Air Force Exchange Service
4.24%, 02/01/06	3,011,681	3,011,681

		3,011,681
MEDIUM-TERM NOTES(3)—0.52%
Dorada Finance Inc.
3.93%, 07/07/06	1,867,242	1,867,147
K2 USA LLC
3.94%, 07/07/06	3,614,017	3,613,925
Marshall & Ilsley Bank
5.18%, 12/15/06	6,023,361	6,043,010
Toronto-Dominion Bank
3.81%, 06/20/06	7,529,202	7,529,540
US Bank N.A.
2.85%, 11/15/06	1,204,672	1,185,480

		20,239,102
MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	7,009,867	7,009,867

		7,009,867
REPURCHASE AGREEMENTS(3)—3.26%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $30,131,430 and an effective yield of 4.37%.(6)	$30,116,807	30,116,807
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $2,410,501 and an effective yield of 4.32%.(6)	2,409,345	2,409,345
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $48,210,129 and an effective yield of 4.34%.(7)	48,186,892	48,186,892
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $45,196,945 and an effective yield of 4.33%.(7)	45,175,211	45,175,211

		125,888,255
TIME DEPOSITS(3)—1.26%
UBS AG
4.06%, 01/03/06	36,140,169	36,140,168
Wells Fargo Bank N.A.
4.00%, 01/03/06	12,479,261	12,479,261

		48,619,429

VARIABLE & FLOATING RATE NOTES(3)—16.00%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	21,172,116	21,177,288
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	23,189,942	23,189,832
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	9,938,546	9,938,547
American Express Credit Corp.
4.39%, 11/06/07	1,807,008	1,808,828
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	19,575,925	19,584,126
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	3,915,185	3,915,185
Bank of America N.A.
4.31%, 08/10/06	30,116,807	30,116,807
Bank of Ireland
4.34%, 12/20/06(8)	6,023,361	6,023,361
Bank of Nova Scotia
4.22%, 01/03/06	2,409,345	2,409,345
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	14,998,170	14,997,580
BMW US Capital LLC
4.34%, 12/15/06(8)	6,023,361	6,023,361
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	16,202,842	16,202,482
Commodore CDO Ltd.
4.56%, 06/13/06(8)	1,505,840	1,505,840
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	21,081,765	21,081,765
DEPFA Bank PLC
4.50%, 12/15/06	6,023,361	6,023,361
Descartes Funding Trust
4.37%, 11/15/06(8)	2,710,513	2,710,513
Dexia Credit Local
4.33%, 08/30/06	3,011,681	3,011,286
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	9,577,145	9,577,324
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	6,023,361	6,023,361
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	6,023,361	6,023,349
Fifth Third Bancorp.
4.35%, 11/22/06(8)	12,046,723	12,046,723
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	4,216,353	4,216,353
General Electric Capital Corp.
4.44%, 01/09/07	2,710,513	2,712,703
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	4,517,521	4,517,521
Hartford Life Global Funding Trusts
4.36%, 02/17/07	6,023,361	6,023,361
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	18,070,084	18,070,083
Holmes Financing PLC
4.33%, 12/15/06(8)	16,564,244	16,564,244
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	5,119,857	5,121,043
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	17,467,748	17,467,071
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	6,315,375	6,315,375

Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	20,479,429	20,480,094
Lothian Mortgages PLC
4.37%, 01/24/06(8)	3,011,681	3,011,681
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	9,336,210	9,337,166
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	18,009,851	18,019,572
Mound Financing PLC
4.30%, 11/08/06(8)	12,046,723	12,046,723
Natexis Banques Populaires
4.35%, 01/12/07(8)	4,517,521	4,517,521
National City Bank (Ohio)
4.26%, 01/06/06	3,011,681	3,011,673
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	22,286,437	22,287,211
Nordea Bank AB
4.34%, 12/11/06(8)	10,540,883	10,540,883
Nordea Bank PLC
4.23%, 10/02/06	3,614,017	3,613,385
Northern Rock PLC
4.32%, 11/03/06(8)	7,228,034	7,228,279
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	16,383,543	16,383,547
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	15,058,404	15,058,404
Principal Life Income Funding Trusts
4.29%, 05/10/06	4,517,521	4,517,590
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	9,035,042	9,034,038
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	5,119,857	5,119,834
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	12,709,293	12,709,145
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	6,023,361	6,023,361
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	9,336,210	9,335,804
Strips III LLC
4.43%, 07/24/06(8)(9)	1,624,593	1,624,593
SunTrust Bank
4.19%, 04/28/06	9,035,042	9,035,042
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	13,432,096	13,431,174
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	13,251,395	13,251,362
Unicredito Italiano SpA
4.43%, 06/14/06	7,830,370	7,829,138
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	6,023,361	6,023,361
US Bank N.A.
4.31%, 09/29/06	2,710,513	2,709,989
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	19,575,925	19,575,925
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	12,428,441	12,428,441
Wells Fargo & Co.
4.36%, 09/15/06(8)	3,011,681	3,011,883
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	6,625,698	6,625,259
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	12,347,891	12,347,801

Winston Funding Ltd.
4.26%, 01/23/06(8)	4,300,680	4,300,680
World Savings Bank
4.29%, 03/09/06	9,035,042	9,034,954

		617,903,531

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,141,577,953)		1,141,577,953

TOTAL INVESTMENTS IN SECURITIES—129.39%
(Cost: $5,019,936,795)		4,996,331,685
Other Assets, Less Liabilities—(29.39)%		(1,134,818,962)

NET ASSETS—100.00%		$3,861,512,723

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND *

December	31, 2005

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.34%
ADVO Inc.(1)	154,911	$4,365,391

		4,365,391
AEROSPACE & DEFENSE—2.48%
Armor Holdings Inc.(2)	70,005	2,985,713
Curtiss-Wright Corp.	107,077	5,846,404
DRS Technologies Inc.	66,121	3,399,942
EDO Corp.	39,710	1,074,553
Engineered Support Systems Inc.	205,555	8,559,310
GenCorp Inc.(1)(2)	270,131	4,794,825
Moog Inc. Class A(2)	79,490	2,255,926
Teledyne Technologies Inc.(2)	95,848	2,789,177

		31,705,850
AGRICULTURE—0.32%
Delta & Pine Land Co.	177,742	4,089,843

		4,089,843
AIRLINES—0.41%
Mesa Air Group Inc.(1)(2)	72,809	761,582
SkyWest Inc.	168,108	4,515,381

		5,276,963
APPAREL—1.20%
Gymboree Corp.(2)	57,832	1,353,269
K-Swiss Inc. Class A	127,541	4,137,430
Phillips-Van Heusen Corp.	70,568	2,286,403
Quiksilver Inc.(2)	340,783	4,716,437
Wolverine World Wide Inc.	128,565	2,887,570

		15,381,109
AUTO MANUFACTURERS—0.85%
A.S.V. Inc.(1)(2)	87,108	2,175,958
Oshkosh Truck Corp.	194,929	8,691,884

		10,867,842
BANKS—4.99%
Boston Private Financial Holdings Inc.	97,998	2,981,099
Central Pacific Financial Corp.	70,239	2,522,985
East West Bancorp Inc.	276,756	10,098,826
First Midwest Bancorp Inc.	91,469	3,206,903
First Republic Bank	56,374	2,086,402
Fremont General Corp.(1)	321,785	7,475,066
Glacier Bancorp Inc.(1)	83,275	2,502,414
Gold Bancorp Inc.	86,744	1,580,476
Hudson United Bancorp	85,261	3,553,679
Irwin Financial Corp.	42,014	899,940
Nara Bancorp Inc.(1)	98,112	1,744,431

PrivateBancorp Inc.(1)	85,581	3,044,116
Prosperity Bancshares Inc.	76,044	2,185,505
Sterling Bancshares Inc.	116,519	1,799,053
UCBH Holdings Inc.(1)	458,237	8,193,278
Umpqua Holdings Corp.(1)	126,917	3,620,942
Wintrust Financial Corp.	116,517	6,396,783

		63,891,898
BEVERAGES—0.55%
Hansen Natural Corp.(2)	62,245	4,905,528
Peet’s Coffee & Tea Inc.(1)(2)	68,907	2,091,327

		6,996,855
BIOTECHNOLOGY—0.39%
ArQule Inc.(2)	80,141	490,463
CryoLife Inc.(2)	41,041	137,077
Enzo Biochem Inc.(1)(2)	72,409	899,320
Integra LifeSciences Holdings Corp.(1)(2)	85,482	3,031,192
Savient Pharmaceuticals Inc.(2)	114,027	426,461

		4,984,513
BUILDING MATERIALS—1.41%
Drew Industries Inc.(2)	17,854	503,304
ElkCorp	48,418	1,629,750
Florida Rock Industries Inc.(1)	146,120	7,168,647
Simpson Manufacturing Co. Inc.	180,304	6,554,050
Universal Forest Products Inc.	39,728	2,194,972

		18,050,723
CHEMICALS—0.22%
MacDermid Inc.	54,457	1,519,350
OM Group Inc.(2)	67,108	1,258,946

		2,778,296
COAL—0.43%
Massey Energy Co.	143,937	5,450,894

		5,450,894
COMMERCIAL SERVICES—4.05%
Aaron Rents Inc.	95,377	2,010,547
Administaff Inc.	44,553	1,873,454
Arbitron Inc.	152,028	5,774,023
CCE Spinco Inc.(2)	93,734	1,227,915
Coinstar Inc.(2)	134,699	3,075,178
Cross Country Healthcare Inc.(2)	65,013	1,155,931
Gevity HR Inc.	32,382	832,865
Healthcare Services Group Inc.(1)	55,774	1,155,080
Heidrick & Struggles International Inc.(2)	30,285	970,634
iPayment Holdings Inc.(2)	63,494	2,636,271
Labor Ready Inc.(2)	133,562	2,780,761
MAXIMUS Inc.	56,163	2,060,620
Midas Inc.(1)(2)	19,551	358,956
On Assignment Inc.(2)	43,072	469,916
PAREXEL International Corp.(2)	43,353	878,332
Pharmaceutical Product Development Inc.	247,425	15,327,979
Pre-Paid Legal Services Inc.(1)	50,389	1,925,364
Rewards Network Inc.(2)	51,729	331,066
SFBC International Inc.(1)(2)	91,054	1,457,775
Vertrue Inc.(1)(2)	47,956	1,694,286
Watson Wyatt & Co. Holdings(1)	140,879	3,930,524

		51,927,477

COMPUTERS—3.71%
CACI International Inc. Class A(2)	148,184	8,502,798
Carreker Corp.(2)	44,717	223,138
Catapult Communications Corp.(2)	33,573	496,545
FactSet Research Systems Inc.	166,684	6,860,713
Komag Inc.(1)(2)	147,454	5,110,756
Kronos Inc.(2)	156,929	6,569,048
Manhattan Associates Inc.(2)	136,039	2,786,079
Mercury Computer Systems Inc.(1)(2)	104,345	2,152,637
MICROS Systems Inc.(1)(2)	103,798	5,015,519
MTS Systems Corp.	42,971	1,488,515
Radiant Systems Inc.(2)	40,799	496,116
Synaptics Inc.(2)	119,207	2,946,797
TALX Corp.	105,000	4,799,550

		47,448,211
DISTRIBUTION & WHOLESALE—1.42%
Building Materials Holdings Corp.(1)	32,473	2,214,983
ScanSource Inc.(1)(2)	62,310	3,407,111
SCP Pool Corp.(1)	256,371	9,542,129
Watsco Inc.	50,122	2,997,797

		18,162,020
DIVERSIFIED FINANCIAL SERVICES—1.25%
Financial Federal Corp.	56,148	2,495,779
Investment Technology Group Inc.(2)	207,735	7,362,128
Portfolio Recovery Associates Inc.(2)	77,267	3,588,280
World Acceptance Corp.(2)	89,780	2,558,730

		16,004,917
ELECTRICAL COMPONENTS & EQUIPMENT—0.53%
Greatbatch Inc.(1)(2)	106,379	2,766,918
Intermagnetics General Corp.(1)(2)	77,210	2,462,999
Littelfuse Inc.(2)	39,335	1,071,879
Vicor Corp.	32,513	514,031

		6,815,827
ELECTRONICS—3.27%
Analogic Corp.	31,397	1,502,346
Bel Fuse Inc. Class B	22,548	717,026
Brady Corp. Class A	96,712	3,499,040
Checkpoint Systems Inc.(2)	79,617	1,962,559
Cymer Inc.(2)	84,263	2,992,179
Daktronics Inc.(1)	76,912	2,274,288
Dionex Corp.(1)(2)	98,607	4,839,632
FEI Co.(2)	62,739	1,202,707
FLIR Systems Inc.(1)(2)	341,263	7,620,403
Itron Inc.(1)(2)	62,106	2,486,724
Meade Instruments Corp.(2)	29,305	80,003
Paxar Corp.(2)	66,533	1,306,043
Photon Dynamics Inc.(2)	32,705	597,847
Rogers Corp.(1)(2)	36,156	1,416,592
Sonic Solutions Inc.(1)(2)	122,319	1,848,240
Trimble Navigation Ltd.(1)(2)	161,610	5,735,539
Woodward Governor Co.	17,971	1,545,686
X-Rite Inc.	30,979	309,790

		41,936,644
ENERGY-ALTERNATE SOURCES—0.57%
Headwaters Inc.(1)(2)	206,332	7,312,406

		7,312,406
ENGINEERING & CONSTRUCTION—0.88%
Insituform Technologies Inc. Class A(2)	59,809	1,158,500

Shaw Group Inc. (The)(2)	225,906	6,571,606
URS Corp.(2)	95,353	3,586,226

		11,316,332
ENTERTAINMENT—0.34%
Shuffle Master Inc.(1)(2)	171,572	4,313,320

		4,313,320
ENVIRONMENTAL CONTROL—0.78%
Tetra Tech Inc.(2)	134,441	2,106,690
Waste Connections Inc.(2)	228,170	7,862,738

		9,969,428
FOOD—0.85%
J&J Snack Foods Corp.	15,702	932,856
Ralcorp Holdings Inc.(2)	97,747	3,901,083
Sanderson Farms Inc.	37,878	1,156,415
TreeHouse Foods Inc.(2)	85,929	1,608,591
United Natural Foods Inc.(1)(2)	126,289	3,334,030

		10,932,975
FOREST PRODUCTS & PAPER—0.09%
Deltic Timber Corp.	22,276	1,155,233

		1,155,233
GAS—0.73%
New Jersey Resources Corp.	69,046	2,892,337
Southern Union Co.(2)	274,677	6,490,618

		9,382,955
HEALTH CARE-PRODUCTS—9.93%
American Medical Systems Holdings Inc.(2)	342,210	6,101,604
ArthroCare Corp.(1)(2)	123,472	5,203,110
BioLase Technology Inc.(1)	114,772	917,028
Biosite Inc.(1)(2)	85,790	4,829,119
CONMED Corp.(2)	55,366	1,309,960
Cooper Companies Inc.(1)	217,366	11,150,876
Cyberonics Inc.(1)(2)	67,438	2,178,247
Diagnostic Products Corp.	116,019	5,632,722
DJ Orthopedics Inc.(1)(2)	43,174	1,190,739
Haemonetics Corp.(2)	80,704	3,943,197
Hologic Inc.(1)(2)	107,065	4,059,905
ICU Medical Inc.(2)	68,200	2,674,122
IDEXX Laboratories Inc.(1)(2)	157,712	11,352,110
Immucor Inc.(2)	224,479	5,243,829
Invacare Corp.(1)	71,684	2,257,329
Kensey Nash Corp.(1)(2)	49,312	1,086,343
Laserscope(1)(2)	49,453	1,110,714
LCA-Vision Inc.(1)	53,791	2,555,610
Mentor Corp.(1)	187,377	8,634,332
Merit Medical Systems Inc.(1)(2)	133,900	1,625,546
PolyMedica Corp.	118,934	3,980,721
Possis Medical Inc.(2)	85,200	847,740
ResMed Inc.(1)(2)	347,578	13,315,713
Respironics Inc.(2)	354,528	13,142,353
SurModics Inc.(1)(2)	76,385	2,825,481
Sybron Dental Specialties Inc.(2)	198,522	7,903,161
Viasys Healthcare Inc.(2)	56,273	1,446,216
Vital Sign Inc.	14,242	609,842

		127,127,669
HEALTH CARE-SERVICES—4.88%
Amedisys Inc.(1)(2)	77,692	3,281,710

American Healthways Inc.(1)(2)	166,313	7,525,663
AMERIGROUP Corp.(1)(2)	253,686	4,936,730
AmSurg Corp.(1)(2)	145,907	3,335,434
Centene Corp.(1)(2)	210,163	5,525,185
Odyssey Healthcare Inc.(1)(2)	168,282	3,136,776
Pediatrix Medical Group Inc.(2)	121,533	10,764,178
RehabCare Group Inc.(2)	44,821	905,384
Sierra Health Services Inc.(1)(2)	125,851	10,063,046
Sunrise Senior Living Inc.(1)(2)	176,851	5,961,647
United Surgical Partners International Inc.(1)(2)	217,787	7,001,852

		62,437,605
HOME BUILDERS—3.41%
Champion Enterprises Inc.(1)(2)	123,702	1,684,821
M.D.C. Holdings Inc.	160,180	9,927,956
M/I Homes Inc.(1)	34,468	1,400,090
Meritage Homes Corp.(1)(2)	113,026	7,111,596
NVR Inc.(1)(2)	25,939	18,209,178
Winnebago Industries Inc.(1)	161,901	5,388,065

		43,721,706
HOME FURNISHINGS—0.19%
Ethan Allen Interiors Inc.(1)	67,243	2,456,387

		2,456,387
HOUSEHOLD PRODUCTS & WARES—1.15%
CNS Inc.	70,129	1,536,526
Fossil Inc.(1)(2)	241,207	5,188,363
Harland (John H.) Co.(1)	91,390	3,436,264
Playtex Products Inc.(2)	134,479	1,838,328
Spectrum Brands Inc.(2)	78,715	1,598,702
WD-40 Co.	45,305	1,189,709

		14,787,892
HOUSEWARES—0.47%
Toro Co.(1)	136,713	5,983,928

		5,983,928
INSURANCE—2.24%
Hilb, Rogal & Hobbs Co.	176,384	6,792,548
Philadelphia Consolidated Holding Corp.(1)(2)	90,736	8,773,264
ProAssurance Corp.(2)	82,516	4,013,578
RLI Corp.	64,227	3,203,001
United Fire & Casualty Co.	32,706	1,322,304
Zenith National Insurance Corp.	100,341	4,627,727

		28,732,422
INTERNET—2.41%
Blue Coat Systems Inc.(2)	30,523	1,395,512
Digital Insight Corp.(2)	169,646	5,432,065
InfoSpace Inc.(2)	65,387	1,688,292
Internet Security Systems Inc.(2)	189,916	3,978,740
j2 Global Communications Inc.(1)(2)	121,804	5,205,903
MIVA Inc.(2)	137,474	680,496
Napster Inc.(2)	66,431	233,837
Secure Computing Corp.(2)	67,086	822,474
WebEx Communications Inc.(1)(2)	170,835	3,695,161
Websense Inc.(1)(2)	117,074	7,684,737

		30,817,217
IRON & STEEL—0.37%
Cleveland-Cliffs Inc.(1)	53,994	4,782,249

		4,782,249

LEISURE TIME—1.27%
Arctic Cat Inc.	27,761	556,886
Multimedia Games Inc.(1)(2)	133,934	1,238,890
Nautilus Inc.(1)	164,237	3,064,662
Polaris Industries Inc.(1)	204,641	10,272,978
WMS Industries Inc.(1)(2)	46,152	1,157,954

		16,291,370
LODGING—0.23%
Aztar Corp.(2)	96,625	2,936,434

		2,936,434
MACHINERY—1.71%
Albany International Corp. Class A	60,169	2,175,711
Cognex Corp.	92,981	2,797,798
Gardner Denver Inc.(2)	52,313	2,579,031
IDEX Corp.	115,935	4,766,088
JLG Industries Inc.	114,504	5,228,253
Lindsay Manufacturing Co.	27,299	524,960
Manitowoc Co. Inc. (The)	75,856	3,809,488

		21,881,329
MANUFACTURING—1.80%
AptarGroup Inc.	68,739	3,588,176
Ceradyne Inc.(1)(2)	130,289	5,706,658
CLARCOR Inc.	109,639	3,257,375
EnPro Industries Inc.(2)	104,431	2,814,415
Roper Industries Inc.	194,143	7,670,590

		23,037,214
MEDIA—0.04%
4Kids Entertainment Inc.(2)	34,489	541,132

		541,132
METAL FABRICATE & HARDWARE—0.20%
NS Group Inc.(2)	36,584	1,529,577
Valmont Industries Inc.	30,830	1,031,572

		2,561,149
MINING—0.21%
AMCOL International Corp.(1)	53,873	1,105,474
RTI International Metals Inc.(2)	43,184	1,638,833

		2,744,307
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc.(2)	72,011	2,493,741

		2,493,741
OIL & GAS—7.30%
Atwood Oceanics Inc.(1)(2)	30,066	2,346,050
Cabot Oil & Gas Corp.	240,933	10,866,078
Cimarex Energy Co.(2)	405,445	17,438,189
Frontier Oil Corp.(1)	278,099	10,437,055
Penn Virginia Corp.(1)	91,552	5,255,085
Petroleum Development Corp.(2)	81,529	2,718,177
Remington Oil & Gas Corp.(2)	116,052	4,235,898
St. Mary Land & Exploration Co.(1)	278,287	10,243,744
Stone Energy Corp.(2)	132,649	6,039,509
Swift Energy Co.(1)(2)	141,390	6,372,447
Unit Corp.(2)	227,008	12,492,250
Vintage Petroleum Inc.	94,999	5,066,297

		93,510,779

OIL & GAS SERVICES—3.77%
Cal Dive International Inc.(1)(2)	382,493	13,727,674
CARBO Ceramics Inc.(1)	97,261	5,497,192
Dril-Quip Inc.(2)	20,262	956,366
Hydril Co. LP(2)	96,508	6,041,401
Lone Star Technologies Inc.(2)	66,128	3,416,172
Maverick Tube Corp.(1)(2)	110,356	4,398,790
Oceaneering International Inc.(2)	81,461	4,055,129
Seacor Holdings Inc.(2)	43,880	2,988,228
Tetra Technologies Inc.(1)(2)	81,819	2,497,116
W-H Energy Services Inc.(2)	140,567	4,649,956

		48,228,024
PHARMACEUTICALS—1.97%
Alpharma Inc. Class A	61,744	1,760,321
Bradley Pharmaceuticals Inc.(1)(2)	68,799	653,591
Connetics Corp.(1)(2)	173,010	2,499,995
Medicis Pharmaceutical Corp. Class A(1)	267,641	8,577,894
MGI Pharma Inc.(1)(2)	182,772	3,136,368
Nature’s Sunshine Products Inc.	24,036	434,571
NBTY Inc.(2)	274,599	4,462,234
Noven Pharmaceuticals Inc.(2)	116,475	1,762,267
USANA Health Sciences Inc.(2)	49,663	1,905,073

		25,192,314
REAL ESTATE INVESTMENT TRUSTS—1.19%
Essex Property Trust Inc.(1)	46,137	4,253,831
Kilroy Realty Corp.(1)	52,605	3,256,250
New Century Financial Corp.(1)	155,847	5,621,401
Town & Country Trust (The)	60,750	2,053,958

		15,185,440
RETAIL—9.14%
Cash America International Inc.	53,423	1,238,879
CEC Entertainment Inc.(2)	168,052	5,720,490
Children’s Place Retail Stores Inc. (The)(1)(2)	105,443	5,210,993
Christopher & Banks Corp.(1)	176,947	3,323,065
Cost Plus Inc.(1)(2)	53,360	915,124
Dress Barn Inc.(1)(2)	58,638	2,264,013
Finish Line Inc. (The)	113,073	1,969,732
Genesco Inc.(1)(2)	112,604	4,367,909
Guitar Center Inc.(1)(2)	128,139	6,408,231
Hibbet Sporting Goods Inc.(1)(2)	175,880	5,009,062
Hot Topic Inc.(1)(2)	220,590	3,143,408
IHOP Corp.(1)	38,963	1,827,754
Jack in the Box Inc.(2)	110,374	3,855,364
Jill (J.) Group Inc. (The)(2)	45,148	859,166
Joseph A. Bank Clothiers Inc.(1)(2)	46,533	2,019,998
Landry’s Restaurants Inc.(1)	41,035	1,096,045
MarineMax Inc.(2)	41,058	1,296,201
Men’s Wearhouse Inc. (The)(2)	109,086	3,211,492
Movie Gallery Inc.(1)	127,494	715,241
P.F. Chang’s China Bistro Inc.(1)(2)	129,913	6,447,582
Panera Bread Co. Class A(1)(2)	153,194	10,061,782
Papa John’s International Inc.(2)	58,425	3,465,187
Rare Hospitality International Inc.(1)(2)	104,964	3,189,856
Red Robin Gourmet Burgers Inc.(1)(2)	30,717	1,565,338
School Specialty Inc.(2)	48,588	1,770,547
Select Comfort Corp.(1)(2)	173,002	4,731,605
Sonic Corp.(2)	291,800	8,608,100
Steak n Shake Co. (The)(1)(2)	77,122	1,307,218
Stein Mart Inc.	63,190	1,146,899

Too Inc.(2)	164,021	4,627,032
Tractor Supply Co.(1)(2)	164,467	8,706,883
Triarc Companies Inc. Class B(1)	162,655	2,415,427
World Fuel Services Corp.(1)	134,727	4,542,994

		117,038,617
SAVINGS & LOANS—1.46%
Anchor BanCorp Wisconsin Inc.	41,803	1,268,303
BankAtlantic Bancorp Inc. Class A	110,926	1,552,964
BankUnited Financial Corp. Class A	51,286	1,362,669
Dime Community Bancshares	65,647	959,103
Downey Financial Corp.(1)	54,434	3,722,741
Fidelity Bankshares Inc.(1)	63,647	2,081,257
FirstFed Financial Corp.(1)(2)	45,557	2,483,768
Flagstar Bancorp Inc.	171,633	2,471,515
Franklin Bank Corp. (Texas)(2)	27,696	498,251
MAF Bancorp Inc.	54,186	2,242,217

		18,642,788
SEMICONDUCTORS—1.57%
ATMI Inc.(2)	69,008	1,930,154
Cohu Inc.	37,160	849,849
DSP Group Inc.(2)	85,563	2,144,209
Kopin Corp.(2)	166,434	890,422
Microsemi Corp.(1)(2)	148,142	4,097,608
Power Integrations Inc.(1)(2)	81,672	1,944,610
Rudolph Technologies Inc.(2)	24,572	316,487
Standard Microsystems Corp.(2)	43,438	1,246,236
Supertex Inc.(2)	27,310	1,208,468
Ultratech Inc.(2)	39,337	645,914
Varian Semiconductor Equipment Associates Inc.(2)	94,823	4,165,574
Veeco Instruments Inc.(2)	39,543	685,280

		20,124,811
SOFTWARE—6.35%
Altiris Inc.(2)	72,107	1,217,887
ANSYS Inc.(2)	157,377	6,718,424
Avid Technology Inc.(2)	71,702	3,926,402
Cerner Corp.(2)	152,343	13,849,502
Dendrite International Inc.(2)	213,411	3,075,253
eFunds Corp.(2)	225,147	5,277,446
EPIQ Systems Inc.(2)	63,114	1,170,134
FileNET Corp.(2)	92,118	2,381,250
Global Payments Inc.	323,657	15,085,653
Hyperion Solutions Corp.(2)	155,158	5,557,742
Inter-Tel Inc.	48,627	951,630
JDA Software Group Inc.(2)	61,187	1,040,791
ManTech International Corp. Class A(1)(2)	87,736	2,444,325
MRO Software Inc.(2)	39,407	553,274
NDCHealth Corp.(2)	57,244	1,100,802
Open Solutions Inc.(1)(2)	66,665	1,527,962
Progress Software Corp.(2)	115,157	3,268,156
Quality Systems Inc.(1)	40,232	3,088,208
SERENA Software Inc.(1)(2)	88,152	2,066,283
SPSS Inc.(2)	26,386	816,119
Take-Two Interactive Software Inc.(1)(2)	348,983	6,176,999

		81,294,242
STORAGE & WAREHOUSING—0.18%
Mobile Mini Inc.(2)	47,808	2,266,099

		2,266,099

TELECOMMUNICATIONS—1.32%
Aeroflex Inc.(2)	143,778	1,545,614
Black Box Corp.	32,364	1,533,406
Commonwealth Telephone Enterprises Inc.(1)	60,344	2,037,817
Comtech Telecommunications Corp.(2)	99,402	3,035,737
General Communication Inc. Class A(2)	150,761	1,557,361
Harmonic Inc.(2)	112,919	547,657
Intrado Inc.(1)(2)	88,088	2,027,786
NETGEAR Inc.(1)(2)	102,431	1,971,797
Novatel Wireless Inc.(1)(2)	61,864	749,173
Viasat Inc.(2)	68,881	1,841,189

		16,847,537
TEXTILES—0.13%
G&K Services Inc. Class A	42,726	1,676,996

		1,676,996
TRANSPORTATION—2.75%
Forward Air Corp.(1)	153,958	5,642,561
Heartland Express Inc.	221,738	4,499,064
Kirby Corp.(2)	75,713	3,949,947
Knight Transportation Inc.(1)	281,892	5,843,621
Landstar System Inc.	287,959	12,019,409
Offshore Logistics Inc.(2)	49,485	1,444,962
Old Dominion Freight Line Inc.(1)(2)	65,735	1,773,530

		35,173,094

TOTAL COMMON STOCKS
(Cost: $1,113,249,823)		1,279,032,414

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—26.14%

CERTIFICATES OF DEPOSIT(3)—1.24%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$887,183	887,183
Credit Suisse First Boston NY
4.03%, 01/04/06	887,183	887,183
First Tennessee Bank
4.18%, 01/26/06	275,027	275,012
Fortis Bank NY
3.83%-3.84%, 01/25/06	2,661,548	2,661,550
Toronto-Dominion Bank
3.94%, 07/10/06	887,183	887,183
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	7,629,771	7,629,756
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	2,661,548	2,661,562

		15,889,429
COMMERCIAL PAPER(3)—6.10%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	5,411,814	5,385,210
Bryant Park Funding LLC
3.92%, 02/22/06	452,765	450,300
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	3,814,886	3,801,507
CC USA Inc.
4.23%, 04/21/06	532,310	525,555

Charta LLC
4.25%, 01/26/06	1,330,774	1,327,161
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	5,417,581	5,411,127
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	6,529,665	6,507,967
Dorada Finance Inc.
3.76%, 01/26/06	177,437	177,010
Ebury Finance Ltd.
4.30%, 01/30/06	2,484,112	2,476,100
Edison Asset Securitization LLC
4.37%, 05/08/06	887,183	873,721
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	1,472,723	1,470,304
Ford Credit Floorplan Motown
4.05%, 01/06/06	3,548,731	3,547,533
Galaxy Funding Inc.
4.23%, 04/18/06	509,243	502,960
Gemini Securitization Corp.
4.25%, 01/30/06	887,183	884,355
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	8,685,323	8,679,031
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	1,508,211	1,506,937
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	2,661,548	2,641,903
HSBC PLC
3.88%, 02/03/06	532,310	530,531
Jupiter Securitization Corp.
4.23%, 01/24/06	621,028	619,496
Liberty Street Funding Corp.
4.23%, 01/04/06	709,746	709,663
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	2,200,213	2,197,512
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	1,863,084	1,859,107
Nordea North America Inc.
4.16%, 04/04/06	1,863,084	1,843,492
Prudential Funding LLC
4.27%, 01/17/06	3,548,731	3,542,838
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,774,365	1,765,693
Sedna Finance Inc.
3.92%, 02/21/06	443,591	441,225
Sigma Finance Inc.
4.16%, 04/06/06	1,064,619	1,053,178
Solitaire Funding Ltd.
4.24%, 01/23/06	4,353,051	4,342,797
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	475,849	475,793
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	5,655,293	5,653,948
Thunder Bay Funding Inc.
4.22%, 01/13/06	177,437	177,229
Ticonderoga Funding LLC
4.27%, 01/05/06	443,591	443,486
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	6,245,092	6,229,451

		78,054,120

LOAN PARTICIPATIONS(3)—0.07%
Army & Air Force Exchange Service
4.24%, 02/01/06	887,183	887,183

		887,183
MEDIUM-TERM NOTES(3)—0.46%
Dorada Finance Inc.
3.93%, 07/07/06	550,053	550,025
K2 USA LLC
3.94%, 07/07/06	1,064,619	1,064,592
Marshall & Ilsley Bank
5.18%, 12/15/06	1,774,365	1,780,154
Toronto-Dominion Bank
3.81%, 06/20/06	2,217,957	2,218,056
US Bank N.A.
2.85%, 11/15/06	354,873	349,220

		5,962,047
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	522,048	522,048

		522,048
REPURCHASE AGREEMENTS(3)—2.90%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $8,876,135 and an effective yield of 4.37%.(6)	$8,871,827	8,871,827
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $710,087 and an effective yield of 4.32%.(6)	709,746	709,746
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $14,201,768 and an effective yield of 4.34%.(7)	14,194,923	14,194,923
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $13,314,144 and an effective yield of 4.33%.(7)	13,307,741	13,307,741

		37,084,237
TIME DEPOSITS(3)—1.12%
UBS AG
4.06%, 01/03/06	10,646,192	10,646,192
Wells Fargo Bank N.A.
4.00%, 01/03/06	3,676,148	3,676,148

		14,322,340
VARIABLE & FLOATING RATE NOTES(3)—14.21%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	6,236,894	6,238,418
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	6,831,307	6,831,274
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	2,927,703	2,927,703
American Express Credit Corp.
4.39%, 11/06/07	532,310	532,846
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	5,766,688	5,769,103
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	1,153,338	1,153,338

Bank of America N.A.
4.31%, 08/10/06	8,871,827	8,871,827
Bank of Ireland
4.34%, 12/20/06(8)	1,774,365	1,774,365
Bank of Nova Scotia
4.22%, 01/03/06	709,746	709,746
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	4,418,170	4,417,996
BMW US Capital LLC
4.34%, 12/15/06(8)	1,774,365	1,774,365
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	4,773,043	4,772,936
Commodore CDO Ltd.
4.56%, 06/13/06(8)	443,591	443,591
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	6,210,279	6,210,279
DEPFA Bank PLC
4.50%, 12/15/06	1,774,365	1,774,365
Descartes Funding Trust
4.37%, 11/15/06(8)	798,464	798,464
Dexia Credit Local
4.33%, 08/30/06	887,183	887,067
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	2,821,241	2,821,293
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	1,774,365	1,774,365
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	1,774,365	1,774,362
Fifth Third Bancorp.
4.35%, 11/22/06(8)	3,548,731	3,548,731
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	1,242,056	1,242,056
General Electric Capital Corp.
4.44%, 01/09/07	798,464	799,110
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	1,330,774	1,330,774
Hartford Life Global Funding Trusts
4.36%, 02/17/07	1,774,365	1,774,365
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	5,323,096	5,323,095
Holmes Financing PLC
4.33%, 12/15/06(8)	4,879,505	4,879,505
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	1,508,211	1,508,560
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	5,145,660	5,145,460
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	1,860,387	1,860,387
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	6,032,842	6,033,039
Lothian Mortgages PLC
4.37%, 01/24/06(8)	887,183	887,183
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	2,750,266	2,750,548
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	5,305,353	5,308,216
Mound Financing PLC
4.30%, 11/08/06(8)	3,548,731	3,548,731
Natexis Banques Populaires
4.35%, 01/12/07(8)	1,330,774	1,330,774
National City Bank (Ohio)
4.26%, 01/06/06	887,183	887,180
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	6,565,152	6,565,380

Nordea Bank AB
4.34%, 12/11/06(8)	3,105,139	3,105,139
Nordea Bank PLC
4.23%, 10/02/06	1,064,619	1,064,433
Northern Rock PLC
4.32%, 11/03/06(8)	2,129,238	2,129,311
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	4,826,274	4,826,275
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	4,435,914	4,435,914
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,330,774	1,330,794
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	2,661,548	2,661,252
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	1,508,211	1,508,204
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	3,743,911	3,743,867
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	1,774,365	1,774,365
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	2,750,266	2,750,147
Strips III LLC
4.43%, 07/24/06(8)(9)	478,573	478,573
SunTrust Bank
4.19%, 04/28/06	2,661,548	2,661,548
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	3,956,835	3,956,563
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	3,903,604	3,903,594
Unicredito Italiano SpA
4.43%, 06/14/06	2,306,675	2,306,312
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	1,774,365	1,774,365
US Bank N.A.
4.31%, 09/29/06	798,464	798,310
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	5,766,688	5,766,687
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	3,661,178	3,661,178
Wells Fargo & Co.
4.36%, 09/15/06(8)	887,183	887,242
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	1,951,802	1,951,673
White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	3,637,449	3,637,422
Winston Funding Ltd.
4.26%, 01/23/06(8)	1,266,897	1,266,897
World Savings Bank
4.29%, 03/09/06	2,661,548	2,661,522

		182,022,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $334,743,788)		334,743,788

TOTAL INVESTMENTS IN SECURITIES—126.03%
(Cost: $1,447,993,611)		1,613,776,202
Other Assets, Less Liabilities—(26.03)%		(333,285,750)

NET ASSETS—100.00%		$1,280,490,452

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

*	Formerly iShares S&P SmallCap 600/BARRA Growth Index Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND *

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—1.95%
AAR Corp.(1)(2)	196,027	$4,694,846
Armor Holdings Inc.(1)(2)	91,590	3,906,313
DRS Technologies Inc.(2)	86,495	4,447,573
EDO Corp.	39,643	1,072,740
Esterline Technologies Corp.(1)	150,265	5,588,355
Kaman Corp. Class A(2)	136,906	2,695,679
Moog Inc. Class A(1)	108,305	3,073,696
Teledyne Technologies Inc.(1)	83,852	2,440,093
Triumph Group Inc.(1)	94,442	3,457,522

		31,376,817
AGRICULTURE—0.13%
Alliance One International Inc.	517,271	2,017,357

		2,017,357
AIRLINES—0.41%
Frontier Airlines Inc.(1)(2)	214,823	1,984,965
Mesa Air Group Inc.(1)(2)	84,142	880,125
SkyWest Inc.	140,829	3,782,667

		6,647,757
APPAREL—1.86%
Ashworth Inc.(1)	83,045	701,730
Gymboree Corp.(1)	118,424	2,771,122
Kellwood Co.(2)	165,281	3,946,910
Oxford Industries Inc.(2)	84,056	4,597,863
Phillips-Van Heusen Corp.	133,360	4,320,864
Quiksilver Inc.(1)(2)	285,450	3,950,628
Russell Corp.(2)	196,379	2,643,261
Stride Rite Corp.	215,185	2,917,909
Wolverine World Wide Inc.(2)	182,282	4,094,054

		29,944,341
AUTO MANUFACTURERS—0.78%
Oshkosh Truck Corp.	200,350	8,933,606
Wabash National Corp.(2)	185,461	3,533,032

		12,466,638
AUTO PARTS & EQUIPMENT—0.23%
Standard Motor Products Inc.	74,294	685,734
Superior Industries International Inc.(2)	135,845	3,023,910

		3,709,644
BANKS—6.54%
Boston Private Financial Holdings Inc.	85,706	2,607,177
Central Pacific Financial Corp.	95,682	3,436,897

Chittenden Corp.(2)	276,367	7,685,766
Community Bank System Inc.(2)	177,734	4,007,902
First BanCorp (Puerto Rico)(2)	479,696	5,953,027
First Midwest Bancorp Inc.	158,944	5,572,577
First Republic Bank(2)	68,126	2,521,343
Glacier Bancorp Inc.	85,732	2,576,247
Gold Bancorp Inc.	122,470	2,231,403
Hudson United Bancorp	161,017	6,711,189
Irwin Financial Corp.(2)	54,743	1,172,595
Prosperity Bancshares Inc.(2)	35,741	1,027,196
Provident Bankshares Corp.(2)	195,191	6,591,600
Republic Bancorp Inc.(2)	446,077	5,308,316
South Financial Group Inc. (The)	443,136	12,203,965
Sterling Bancshares Inc.(2)	129,360	1,997,318
Susquehanna Bancshares Inc.	277,877	6,580,127
TrustCo Bank Corp. NY(2)	444,586	5,521,758
Umpqua Holdings Corp.(2)	110,970	3,165,974
United Bancshares Inc.	220,157	7,758,333
Whitney Holding Corp.	376,160	10,366,970

		104,997,680
BIOTECHNOLOGY—0.61%
ArQule Inc.(1)	113,132	692,368
Cambrex Corp.(2)	158,346	2,972,154
CryoLife Inc.(1)	78,612	262,564
Enzo Biochem Inc.(1)	75,227	934,319
Regeneron Pharmaceuticals Inc.(1)	260,042	4,147,670
Savient Pharmaceuticals Inc.(1)	223,744	836,803

		9,845,878
BUILDING MATERIALS—2.22%
Apogee Enterprises Inc.	165,517	2,684,686
Drew Industries Inc.(1)	67,613	1,906,010
ElkCorp	49,528	1,667,112
Florida Rock Industries Inc.	103,555	5,080,408
Lennox International Inc.	336,610	9,492,402
NCI Building Systems Inc.(1)(2)	125,863	5,346,660
Texas Industries Inc.	136,680	6,812,131
Universal Forest Products Inc.	48,007	2,652,387

		35,641,796
CHEMICALS—1.93%
Arch Chemicals Inc.	140,421	4,198,588
Fuller (H.B.) Co.(2)	172,703	5,538,585
Georgia Gulf Corp.	202,493	6,159,837
MacDermid Inc.	83,348	2,325,409
OM Group Inc.(1)(2)	91,015	1,707,441
OMNOVA Solutions Inc.(1)	245,402	1,177,930
Penford Corp.	53,253	649,687
PolyOne Corp.(1)	545,739	3,509,102
Quaker Chemical Corp.(2)	57,721	1,109,975
Schulman (A.) Inc.	182,335	3,923,849
Wellman Inc.	102,118	692,360

		30,992,763
COAL—0.67%
Massey Energy Co.	283,265	10,727,246

		10,727,246
COMMERCIAL SERVICES—4.29%
Aaron Rents Inc.	151,944	3,202,980

ABM Industries Inc.	228,686	4,470,811
Administaff Inc.	80,349	3,378,675
Bowne & Co. Inc.(2)	193,494	2,871,451
CCE Spinco Inc.(1)	289,903	3,797,729
CDI Corp.(2)	74,117	2,030,806
Central Parking Corp.	106,333	1,458,889
Chemed Corp.	152,857	7,593,936
Consolidated Graphics Inc.(1)	69,627	3,296,142
CPI Corp.	41,020	767,484
Cross Country Healthcare Inc.(1)	45,931	816,653
Gevity HR Inc.	124,065	3,190,952
Healthcare Services Group Inc.	92,541	1,916,524
Heidrick & Struggles International Inc.(1)(2)	73,946	2,369,969
Hooper Holmes Inc.	391,159	997,455
Labor Ready Inc.(1)	154,927	3,225,580
MAXIMUS Inc.	45,253	1,660,333
Midas Inc.(1)	51,049	937,260
NCO Group Inc.(1)(2)	190,975	3,231,297
On Assignment Inc.(1)	100,548	1,096,979
PAREXEL International Corp.(1)(2)	105,853	2,144,582
Rewards Network Inc.(1)	62,128	397,619
SOURCECORP Inc.(1)	92,553	2,219,421
Spherion Corp.(1)(2)	354,042	3,543,960
StarTek Inc.	66,886	1,203,948
Viad Corp.	133,072	3,903,002
Volt Information Sciences Inc.(1)	48,266	918,019
Watson Wyatt & Co. Holdings	80,024	2,232,670

		68,875,126
COMPUTERS—1.30%
Agilysys Inc.	180,830	3,294,723
Carreker Corp.(1)	71,231	355,443
Catapult Communications Corp.(1)	20,742	306,774
CIBER Inc.(1)(2)	326,509	2,154,959
Hutchinson Technology Inc.(1)(2)	151,811	4,319,023
MICROS Systems Inc.(1)	102,366	4,946,325
MTS Systems Corp.	65,774	2,278,411
Radiant Systems Inc.(1)	87,339	1,062,042
RadiSys Corp.(1)(2)	122,199	2,118,931

		20,836,631
DISTRIBUTION & WHOLESALE—2.73%
Bell Microproducts Inc.(1)(2)	177,469	1,357,638
Brightpoint Inc.(1)	163,166	4,524,593
Building Materials Holdings Corp.	46,047	3,140,866
Hughes Supply Inc.(2)	396,962	14,231,088
Owens & Minor Inc.	237,139	6,528,437
United Stationers Inc.(1)	191,829	9,303,706
Watsco Inc.	80,240	4,799,154

		43,885,482
DIVERSIFIED FINANCIAL SERVICES—0.52%
Financial Federal Corp.	36,528	1,623,670
Piper Jaffray Companies Inc.(1)(2)	117,489	4,746,556
SWS Group Inc.	93,509	1,958,078

		8,328,304
ELECTRIC—2.55%
ALLETE Inc.	178,546	7,856,024
Avista Corp.	288,256	5,105,014
Central Vermont Public Service Corp.	72,922	1,313,325

CH Energy Group Inc.(2)	80,464	3,693,298
Cleco Corp.(2)	296,487	6,181,754
El Paso Electric Co.(1)	284,954	5,995,432
Green Mountain Power Corp.	31,018	892,388
UIL Holdings Corp.(2)	76,840	3,533,872
UniSource Energy Corp.(2)	206,155	6,432,036

		41,003,143
ELECTRICAL COMPONENTS & EQUIPMENT—1.11%
Advanced Energy Industries Inc.(1)	173,847	2,056,610
Artesyn Technologies Inc.(1)(2)	236,656	2,437,557
Belden CDT Inc.(2)	257,233	6,284,202
C&D Technologies Inc.	150,843	1,149,424
Intermagnetics General Corp.(1)(2)	59,595	1,901,080
Littelfuse Inc.(1)	84,799	2,310,773
Magnetek Inc.(1)(2)	172,669	561,174
Vicor Corp.	75,992	1,201,434

		17,902,254
ELECTRONICS—4.65%
Analogic Corp.	44,327	2,121,047
Bel Fuse Inc. Class B	42,415	1,348,797
Benchmark Electronics Inc.(1)(2)	249,246	8,382,143
Brady Corp. Class A	175,362	6,344,597
Checkpoint Systems Inc.(1)(2)	132,229	3,259,445
Coherent Inc.(1)	184,841	5,486,081
CTS Corp.(2)	213,924	2,365,999
Cubic Corp.(2)	92,002	1,836,360
Cymer Inc.(1)(2)	110,244	3,914,764
Electro Scientific Industries Inc.(1)(2)	170,219	4,110,789
FEI Co.(1)(2)	72,500	1,389,825
Itron Inc.(1)	72,027	2,883,961
Keithley Instruments Inc.	84,900	1,186,902
Meade Instruments Corp.(1)	62,049	169,394
Methode Electronics Inc.	223,825	2,231,535
Park Electrochemical Corp.	119,339	3,100,427
Paxar Corp.(1)	136,241	2,674,411
Photon Dynamics Inc.(1)	61,521	1,124,604
Planar Systems Inc.(1)(2)	87,711	734,141
Rogers Corp.(1)(2)	53,128	2,081,555
SBS Technologies Inc.(1)	92,898	935,483
Technitrol Inc.(2)	240,577	4,113,867
Trimble Navigation Ltd.(1)	124,534	4,419,712
Watts Water Technologies Inc. Class A(2)	151,155	4,578,485
Woodward Governor Co.	36,800	3,165,168
X-Rite Inc.(2)	72,317	723,170

		74,682,662
ENGINEERING & CONSTRUCTION—1.18%
EMCOR Group Inc.(1)(2)	92,195	6,225,928
Insituform Technologies Inc. Class A(1)(2)	87,917	1,702,952
Shaw Group Inc. (The)(1)(2)	197,132	5,734,570
URS Corp.(1)	140,899	5,299,211

		18,962,661
ENTERTAINMENT—0.37%
Pinnacle Entertainment Inc.(1)(2)	240,412	5,940,581

		5,940,581

ENVIRONMENTAL CONTROL—0.54%
Aleris International Inc.(1)	184,520	5,948,925
Tetra Tech Inc.(1)	176,000	2,757,920

		8,706,845
FOOD—3.00%
American Italian Pasta Co. Class A(2)	109,457	744,308
Corn Products International Inc.(2)	438,101	10,466,233
Flowers Foods Inc.(2)	310,381	8,554,100
Great Atlantic & Pacific Tea Co.(1)	106,605	3,387,907
Hain Celestial Group Inc.(1)(2)	219,123	4,636,643
J&J Snack Foods Corp.	21,296	1,265,195
Lance Inc.	176,918	3,295,982
Nash Finch Co.(2)	78,521	2,000,715
Performance Food Group Co.(1)	223,066	6,328,382
Ralcorp Holdings Inc.(1)	58,128	2,319,888
Sanderson Farms Inc.(2)	40,402	1,233,473
TreeHouse Foods Inc.(1)	81,206	1,520,176
United Natural Foods Inc.(1)(2)	93,714	2,474,050

		48,227,052
FOREST PRODUCTS & PAPER—1.06%
Buckeye Technologies Inc.(1)	196,370	1,580,779
Caraustar Industries Inc.(1)(2)	170,876	1,484,912
Deltic Timber Corp.	45,959	2,383,434
Neenah Paper Inc.	87,637	2,453,836
Pope & Talbot Inc.	96,840	806,677
Rock-Tenn Co. Class A	184,949	2,524,554
Schweitzer-Mauduit International Inc.	90,511	2,242,863
Wausau Paper Corp.	304,468	3,607,946

		17,085,001
GAS—5.17%
Atmos Energy Corp.	478,495	12,517,429
Cascade Natural Gas Corp.(2)	67,603	1,318,935
Energen Corp.	435,248	15,808,207
Laclede Group Inc. (The)	125,677	3,671,025
New Jersey Resources Corp.	80,122	3,356,311
Northwest Natural Gas Co.	163,532	5,589,524
Piedmont Natural Gas Co.(2)	454,647	10,984,272
South Jersey Industries Inc.	170,383	4,964,961
Southern Union Co.(1)(2)	249,711	5,900,671
Southwest Gas Corp.	232,232	6,130,925
UGI Corp.	622,570	12,824,942

		83,067,202
HAND & MACHINE TOOLS—0.67%
Baldor Electric Co.	167,209	4,288,911
Regal-Beloit Corp.(2)	181,825	6,436,605

		10,725,516
HEALTH CARE-PRODUCTS—1.76%
CONMED Corp.(1)(2)	108,639	2,570,399
Cyberonics Inc.(1)	47,783	1,543,391
Datascope Corp.	72,915	2,409,841
DJ Orthopedics Inc.(1)	77,875	2,147,793
Haemonetics Corp.(1)	59,859	2,924,711
Hologic Inc.(1)(2)	134,344	5,094,324
Invacare Corp.(2)	101,681	3,201,935
Laserscope(1)(2)	59,326	1,332,462
LCA-Vision Inc.	57,763	2,744,320
Osteotech Inc.(1)	102,089	507,382
Viasys Healthcare Inc.(1)	120,313	3,092,044
Vital Sign Inc.	16,459	704,774

		28,273,376

HEALTH CARE-SERVICES—0.18%
Gentiva Health Services Inc.(1)(2)	135,855	2,002,503
RehabCare Group Inc.(1)(2)	45,926	927,705

		2,930,208
HOME BUILDERS—1.85%
Champion Enterprises Inc.(1)	302,042	4,113,812
Coachmen Industries Inc.(2)	84,519	998,169
Fleetwood Enterprises Inc.(1)(2)	377,054	4,656,617
M/I Homes Inc.(2)	32,574	1,323,156
Monaco Coach Corp.(2)	157,915	2,100,270
Skyline Corp.	40,351	1,468,776
Standard Pacific Corp.(2)	407,568	14,998,502

		29,659,302
HOME FURNISHINGS—0.71%
Audiovox Corp. Class A(1)	115,893	1,606,277
Bassett Furniture Industries Inc.(2)	70,103	1,296,906
Ethan Allen Interiors Inc.(2)	116,892	4,270,065
La-Z-Boy Inc.(2)	306,513	4,156,316

		11,329,564
HOUSEHOLD PRODUCTS & WARES—0.67%
Harland (John H.) Co.	56,831	2,136,846
Playtex Products Inc.(1)	214,703	2,934,990
Russ Berrie & Co. Inc.(2)	70,480	804,882
Spectrum Brands Inc.(1)(2)	125,491	2,548,722
Standard Register Co. (The)	75,302	1,190,525
WD-40 Co.	44,823	1,177,052

		10,793,017
HOUSEWARES—0.36%
Libbey Inc.	82,984	848,096
National Presto Industries Inc.	27,967	1,240,336
Toro Co.(2)	84,866	3,714,585

		5,803,017
INSURANCE—3.58%
Delphi Financial Group Inc. Class A	170,302	7,835,595
Infinity Property & Casualty Corp.	122,987	4,576,346
LandAmerica Financial Group Inc.(2)	103,431	6,454,094
Presidential Life Corp.	127,456	2,426,762
ProAssurance Corp.(1)(2)	84,862	4,127,688
RLI Corp.	49,590	2,473,053
SCPIE Holdings Inc.(1)	59,441	1,236,373
Selective Insurance Group Inc.(2)	167,481	8,893,241
Stewart Information Services Corp.(2)	107,694	5,241,467
UICI	208,086	7,389,134
United Fire & Casualty Co.(2)	61,522	2,487,334
Zenith National Insurance Corp.	95,036	4,383,060

		57,524,147
INTERNET—0.46%
Blue Coat Systems Inc.(1)	39,912	1,824,777
InfoSpace Inc.(1)	85,194	2,199,709
Napster Inc.(1)	177,076	623,308
PC-Tel Inc.(1)	126,941	1,112,003
Secure Computing Corp.(1)	137,939	1,691,132

		7,450,929

IRON & STEEL—2.22%
Carpenter Technology Corp.(2)	129,556	9,129,811
Chaparral Steel Co.(1)	135,363	4,094,731
Cleveland-Cliffs Inc.(2)	65,083	5,764,401
Material Sciences Corp.(1)	75,624	1,066,298
Reliance Steel & Aluminum Co.	164,358	10,045,561
Ryerson Tull Inc.(2)	149,819	3,643,598
Steel Technologies Inc.(2)	66,054	1,848,851

		35,593,251
LEISURE TIME—0.49%
Arctic Cat Inc.(2)	42,495	852,450
Bally Total Fitness Holding Corp.(1)(2)	203,354	1,277,063
K2 Inc.(1)(2)	278,287	2,813,482
Pegasus Solutions Inc.(1)(2)	104,802	940,074
WMS Industries Inc.(1)	79,816	2,002,583

		7,885,652
LODGING—0.37%
Aztar Corp.(1)(2)	95,484	2,901,759
Marcus Corp.(2)	128,053	3,009,246

		5,911,005
MACHINERY—3.75%
Albany International Corp. Class A	118,619	4,289,263
Applied Industrial Technologies Inc.	147,557	4,971,195
Astec Industries Inc.(1)	103,924	3,394,158
Briggs & Stratton Corp.	307,074	11,911,400
Cognex Corp.	168,452	5,068,721
Gardner Denver Inc.(1)	90,938	4,483,243
Gerber Scientific Inc.(1)	132,550	1,268,504
IDEX Corp.	170,800	7,021,588
JLG Industries Inc.	168,674	7,701,655
Lindsay Manufacturing Co.(2)	35,572	684,050
Manitowoc Co. Inc. (The)	87,991	4,418,908
Robbins & Myers Inc.(2)	68,794	1,399,958
Stewart & Stevenson Services Inc.(2)	173,794	3,672,267

		60,284,910
MANUFACTURING—3.16%
Acuity Brands Inc.(2)	266,970	8,489,646
AptarGroup Inc.(2)	124,634	6,505,895
Barnes Group Inc.	103,306	3,409,098
CLARCOR Inc.	175,498	5,214,046
Griffon Corp.(1)(2)	154,203	3,671,573
Lydall Inc.(1)	95,717	780,094
Myers Industries Inc.	185,739	2,708,075
Roper Industries Inc.	275,218	10,873,863
Smith (A.O.) Corp.(2)	119,666	4,200,277
Standex International Corp.	66,390	1,842,986
Sturm Ruger & Co. Inc.(2)	127,831	896,095
Tredegar Corp.	165,214	2,129,608

		50,721,256
MEDIA—0.13%
4Kids Entertainment Inc.(1)(2)	33,914	532,111
Nelson (Thomas) Inc.	64,709	1,595,077

		2,127,188

METAL FABRICATE & HARDWARE—2.51%
Castle (A.M.) & Co.(1)	57,879	1,264,077
Commercial Metals Co.	345,668	12,976,377
Kaydon Corp.	167,117	5,371,140
Lawson Products Inc.	27,262	1,028,868
Mueller Industries Inc.	217,452	5,962,534
NS Group Inc.(1)	89,500	3,741,995
Quanex Corp.(2)	150,139	7,502,446
Valmont Industries Inc.(2)	60,495	2,024,163
Wolverine Tube Inc.(1)	89,203	451,367

		40,322,967
MINING—0.62%
AMCOL International Corp.	65,217	1,338,253
Brush Engineered Materials Inc.(1)	114,141	1,814,842
Century Aluminum Co.(1)(2)	135,605	3,554,207
RTI International Metals Inc.(1)(2)	84,737	3,215,769

		9,923,071
OFFICE & BUSINESS EQUIPMENT—0.11%
Global Imaging Systems Inc.(1)(2)	51,095	1,769,420

		1,769,420
OFFICE FURNISHINGS—0.15%
Interface Inc. Class A(1)	284,725	2,340,440

		2,340,440
OIL & GAS—0.91%
Atwood Oceanics Inc.(1)	42,630	3,326,419
Vintage Petroleum Inc.	212,810	11,349,157

		14,675,576
OIL & GAS SERVICES—2.30%
Dril-Quip Inc.(1)	23,415	1,105,188
Input/Output Inc.(1)(2)	416,705	2,929,436
Lone Star Technologies Inc.(1)	101,627	5,250,051
Lufkin Industries Inc.	86,848	4,331,110
Maverick Tube Corp.(1)(2)	122,804	4,894,967
Oceaneering International Inc.(1)	60,277	3,000,589
Seacor Holdings Inc.(1)(2)	70,249	4,783,957
Tetra Technologies Inc.(1)	107,026	3,266,434
Veritas DGC Inc.(1)(2)	207,353	7,358,958

		36,920,690
PACKAGING & CONTAINERS—0.12%
Chesapeake Corp.	116,983	1,986,371

		1,986,371
PHARMACEUTICALS—0.65%
Alpharma Inc. Class A(2)	173,500	4,946,485
MGI Pharma Inc.(1)(2)	239,113	4,103,179
Nature’s Sunshine Products Inc.	41,557	751,351
Theragenics Corp.(1)	189,669	572,800

		10,373,815
REAL ESTATE INVESTMENT TRUSTS—5.50%
Acadia Realty Trust	187,213	3,753,621
Colonial Properties Trust(2)	265,852	11,160,467
Commercial Net Lease Realty Inc.(2)	321,772	6,554,496
EastGroup Properties Inc.	130,694	5,902,141
Entertainment Properties Trust	153,624	6,260,178

Essex Property Trust Inc.	80,037	7,379,411
Glenborough Realty Trust Inc.(2)	206,436	3,736,492
Kilroy Realty Corp.(2)	108,158	6,694,980
Lexington Corporate Properties Trust(2)	308,529	6,571,668
New Century Financial Corp.(2)	147,569	5,322,814
Parkway Properties Inc.	83,995	3,371,559
Shurgard Storage Centers Inc. Class A	278,653	15,802,412
Sovran Self Storage Inc.	101,527	4,768,723
Town & Country Trust (The)(2)	31,299	1,058,219

		88,337,181
RETAIL—7.13%
Brown Shoe Co. Inc.	109,463	4,644,515
Burlington Coat Factory Warehouse Corp.	98,322	3,953,528
Casey’s General Store Inc.(2)	298,722	7,408,306
Cash America International Inc.(2)	109,397	2,536,916
Cato Corp. Class A	185,017	3,968,615
Cost Plus Inc.(1)(2)	66,800	1,145,620
Dress Barn Inc.(1)(2)	62,839	2,426,214
Finish Line Inc. (The)	125,519	2,186,541
Fred’s Inc.(2)	236,590	3,849,319
Group 1 Automotive Inc.(1)	127,846	4,018,200
Hancock Fabrics Inc.(2)	113,504	461,961
Haverty Furniture Companies Inc.(2)	133,139	1,716,162
IHOP Corp.	64,659	3,033,154
Insight Enterprises Inc.(1)(2)	282,367	5,537,217
Jack in the Box Inc.(1)	78,301	2,735,054
Jill (J.) Group Inc. (The)(1)	66,368	1,262,983
Jo-Ann Stores Inc.(1)(2)	139,083	1,641,179
Joseph A. Bank Clothiers Inc.(1)	15,025	652,235
Landry’s Restaurants Inc.(2)	49,355	1,318,272
Linens ’n Things Inc.(1)	269,348	7,164,657
Lone Star Steakhouse & Saloon Inc.(2)	106,740	2,534,008
Longs Drug Stores Corp.(2)	158,083	5,752,640
MarineMax Inc.(1)	43,792	1,382,513
Men’s Wearhouse Inc. (The)(1)	181,913	5,355,519
O’Charley’s Inc.(1)	132,797	2,059,681
Pep Boys-Manny, Moe & Jack Inc.(2)	321,547	4,787,835
Rare Hospitality International Inc.(1)	71,276	2,166,078
Red Robin Gourmet Burgers Inc.(1)	48,979	2,495,970
Ryan’s Restaurant Group Inc.(1)	249,179	3,005,099
School Specialty Inc.(1)	77,461	2,822,679
Sonic Automotive Inc.(2)	176,635	3,935,428
Stage Stores Inc.(2)	157,081	4,677,872
Steak n Shake Co. (The)(1)	73,258	1,241,723
Stein Mart Inc.	82,174	1,491,458
Triarc Companies Inc. Class B	125,539	1,864,254
Zale Corp.(1)(2)	290,020	7,294,003

		114,527,408
SAVINGS & LOANS—1.99%
Anchor BanCorp Wisconsin Inc.(2)	59,021	1,790,697
BankAtlantic Bancorp Inc. Class A(2)	133,413	1,867,782
BankUnited Financial Corp. Class A(2)	96,473	2,563,288
Brookline Bancorp Inc.(2)	365,559	5,179,971
Dime Community Bancshares(2)	85,536	1,249,681
Downey Financial Corp.(2)	58,283	3,985,974
Fidelity Bankshares Inc.	55,646	1,819,624
FirstFed Financial Corp.(1)(2)	43,243	2,357,608
Franklin Bank Corp. (Texas)(1)	105,461	1,897,243
MAF Bancorp Inc.(2)	98,207	4,063,806
Sterling Financial Corp. (Washington)(2)	206,478	5,157,820

		31,933,494

SEMICONDUCTORS—3.23%
Actel Corp.(1)	150,791	1,919,569
ATMI Inc.(1)	141,310	3,952,441
Brooks Automation Inc.(1)(2)	442,444	5,543,823
Cohu Inc.	86,749	1,983,950
DSP Group Inc.(1)	66,113	1,656,792
ESS Technology Inc.(1)	210,382	721,610
Exar Corp.(1)	209,198	2,619,159
Kopin Corp.(1)	208,351	1,114,678
Kulicke & Soffa Industries Inc.(1)	309,178	2,733,134
Microsemi Corp.(1)(2)	193,479	5,351,629
Pericom Semiconductor Corp.(1)	156,160	1,244,595
Photronics Inc.(1)	244,972	3,689,278
Power Integrations Inc.(1)(2)	77,095	1,835,632
Rudolph Technologies Inc.(1)(2)	54,872	706,751
Skyworks Solutions Inc.(1)	940,215	4,785,694
Standard Microsystems Corp.(1)(2)	72,143	2,069,783
Supertex Inc.(1)(2)	37,039	1,638,976
Ultratech Inc.(1)(2)	96,046	1,577,075
Varian Semiconductor Equipment Associates Inc.(1)(2)	109,834	4,825,008
Veeco Instruments Inc.(1)(2)	110,956	1,922,867

		51,892,444
SOFTWARE—3.08%
Altiris Inc.(1)	50,942	860,410
Avid Technology Inc.(1)	160,913	8,811,596
Captaris Inc.(1)	168,682	622,437
Digi International Inc.(1)	122,066	1,280,472
FileNET Corp.(1)	135,998	3,515,548
Hyperion Solutions Corp.(1)(2)	165,828	5,939,959
Inter-Tel Inc.	65,952	1,290,681
JDA Software Group Inc.(1)(2)	97,547	1,659,274
Keane Inc.(1)(2)	270,026	2,972,986
MapInfo Corp.(1)	122,721	1,547,512
MRO Software Inc.(1)(2)	80,693	1,132,930
NDCHealth Corp.(1)	146,289	2,813,137
Open Solutions Inc.(1)(2)	37,738	864,955
Phoenix Technologies Ltd.(1)	148,318	928,471
Progress Software Corp.(1)	96,691	2,744,091
SERENA Software Inc.(1)	65,167	1,527,514
SPSS Inc.(1)	64,424	1,992,634
THQ Inc.(1)(2)	373,972	8,919,232

		49,423,839
STORAGE & WAREHOUSING—0.10%
Mobile Mini Inc.(1)(2)	32,496	1,540,310

		1,540,310
TELECOMMUNICATIONS—2.30%
Adaptec Inc.(1)(2)	673,001	3,916,866
Aeroflex Inc.(1)	270,456	2,907,402
Anixter International Inc.(2)	193,269	7,560,683
Applied Signal Technology Inc.(2)	68,223	1,548,662
Axcelis Technologies Inc.(1)	596,724	2,846,373
Black Box Corp.(2)	63,505	3,008,867
C-COR Inc.(1)(2)	284,158	1,381,008
Commonwealth Telephone Enterprises Inc.	56,977	1,924,113
Ditech Communications Corp.(1)	191,879	1,602,190

General Communication Inc. Class A(1)(2)	97,650	1,008,725
Harmonic Inc.(1)	300,793	1,458,846
NETGEAR Inc.(1)	72,186	1,389,581
Network Equipment Technologies Inc.(1)	146,123	642,941
Novatel Wireless Inc.(1)(2)	98,851	1,197,086
Symmetricom Inc.(1)(2)	274,274	2,323,101
Tollgrade Communications Inc.(1)	78,200	854,726
Viasat Inc.(1)	50,780	1,357,349

		36,928,519
TEXTILES—0.24%
Angelica Corp.	55,165	912,429
G&K Services Inc. Class A(2)	73,944	2,902,302

		3,814,731
TOYS, GAMES & HOBBIES—0.28%
JAKKS Pacific Inc.(1)	159,828	3,346,798
Lenox Group Inc.(1)	82,563	1,093,134

		4,439,932
TRANSPORTATION—2.28%
Arkansas Best Corp.(2)	149,813	6,543,832
EGL Inc.(1)	193,475	7,268,856
Hub Group Inc. Class A(1)	120,106	4,245,747
Kansas City Southern Industries Inc.(1)(2)	435,867	10,648,231
Kirby Corp.(1)	60,940	3,179,240
Offshore Logistics Inc.(1)	78,890	2,303,588
Old Dominion Freight Line Inc.(1)(2)	89,133	2,404,808

		36,594,302
WATER—0.19%
American States Water Co.(2)	99,667	3,069,744

		3,069,744

TOTAL COMMON STOCKS
(Cost: $1,545,659,665)		1,603,697,453

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—24.00%

CERTIFICATES OF DEPOSIT(3)—1.13%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,008,295	1,008,295
Credit Suisse First Boston NY
4.03%, 01/04/06	1,008,295	1,008,295
First Tennessee Bank
4.18%, 01/26/06	312,571	312,555
Fortis Bank NY
3.83%-3.84%, 01/25/06	3,024,885	3,024,888
Toronto-Dominion Bank
3.94%, 07/10/06	1,008,295	1,008,295
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	8,671,338	8,671,320
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	3,024,885	3,024,901

		18,058,549

COMMERCIAL PAPER(3)—5.52%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	6,150,600	6,120,363
Bryant Park Funding LLC
3.92%, 02/22/06	514,573	511,772
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	4,335,669	4,320,465
CC USA Inc.
4.23%, 04/21/06	604,977	597,300
Charta LLC
4.25%, 01/26/06	1,512,443	1,508,336
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	6,157,154	6,149,818
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	7,421,052	7,396,392
Dorada Finance Inc.
3.76%, 01/26/06	201,659	201,175
Ebury Finance Ltd.
4.30%, 01/30/06	2,823,226	2,814,121
Edison Asset Securitization LLC
4.37%, 05/08/06	1,008,295	992,996
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	1,673,770	1,671,020
Ford Credit Floorplan Motown
4.05%, 01/06/06	4,033,180	4,031,819
Galaxy Funding Inc.
4.23%, 04/18/06	578,761	571,621
Gemini Securitization Corp.
4.25%, 01/30/06	1,008,295	1,005,081
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	9,870,987	9,863,835
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	1,714,102	1,712,654
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	3,024,885	3,002,558
HSBC PLC
3.88%, 02/03/06	604,977	602,956
Jupiter Securitization Corp.
4.23%, 01/24/06	705,807	704,065
Liberty Street Funding Corp.
4.23%, 01/04/06	806,636	806,541
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	2,500,572	2,497,502
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	2,117,420	2,112,899
Nordea North America Inc.
4.16%, 04/04/06	2,117,420	2,095,153
Prudential Funding LLC
4.27%, 01/17/06	4,033,180	4,026,483
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,016,590	2,006,734
Sedna Finance Inc.
3.92%, 02/21/06	504,148	501,458
Sigma Finance Inc.
4.16%, 04/06/06	1,209,954	1,196,951
Solitaire Funding Ltd.
4.24%, 01/23/06	4,947,301	4,935,647
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	540,809	540,746

Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	6,427,317	6,425,788
Thunder Bay Funding Inc.
4.22%, 01/13/06	201,659	201,423
Ticonderoga Funding LLC
4.27%, 01/05/06	504,148	504,028
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	7,097,631	7,079,855

		88,709,555
LOAN PARTICIPATIONS(3)—0.06%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,008,295	1,008,295

		1,008,295
MEDIUM-TERM NOTES(3)—0.42%
Dorada Finance Inc.
3.93%, 07/07/06	625,143	625,111
K2 USA LLC
3.94%, 07/07/06	1,209,954	1,209,923
Marshall & Ilsley Bank
5.18%, 12/15/06	2,016,590	2,023,169
Toronto-Dominion Bank
3.81%, 06/20/06	2,520,738	2,520,851
US Bank N.A.
2.85%, 11/15/06	403,318	396,893

		6,775,947
MONEY MARKET FUNDS—0.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	5,717,092	5,717,092

		5,717,092
REPURCHASE AGREEMENTS(3)—2.62%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $10,087,847 and an effective yield of 4.37%.(6)	$10,082,951	10,082,951
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $807,023 and an effective yield of 4.32%.(6)	806,636	806,636
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $16,140,502 and an effective yield of 4.34%.(7)	16,132,722	16,132,722
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $15,131,704 and an effective yield of 4.33%.(7)	15,124,427	15,124,427

		42,146,736
TIME DEPOSITS(3)—1.01%
UBS AG
4.06%, 01/03/06	12,099,541	12,099,541
Wells Fargo Bank N.A.
4.00%, 01/03/06	4,177,992	4,177,992

		16,277,533

VARIABLE & FLOATING RATE NOTES(3)—12.88%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	7,088,315	7,090,046
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	7,763,872	7,763,836
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	3,327,374	3,327,374
American Express Credit Corp.
4.39%, 11/06/07	604,977	605,586
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	6,553,918	6,556,664
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	1,310,784	1,310,784
Bank of America N.A.
4.31%, 08/10/06	10,082,951	10,082,951
Bank of Ireland
4.34%, 12/20/06(8)	2,016,590	2,016,590
Bank of Nova Scotia
4.22%, 01/03/06	806,636	806,636
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	5,021,310	5,021,112
BMW US Capital LLC
4.34%, 12/15/06(8)	2,016,590	2,016,590
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	5,424,628	5,424,506
Commodore CDO Ltd.
4.56%, 06/13/06(8)	504,148	504,148
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	7,058,066	7,058,066
DEPFA Bank PLC
4.50%, 12/15/06	2,016,590	2,016,590
Descartes Funding Trust
4.37%, 11/15/06(8)	907,466	907,466
Dexia Credit Local
4.33%, 08/30/06	1,008,295	1,008,163
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	3,206,378	3,206,439
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	2,016,590	2,016,590
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	2,016,590	2,016,586
Fifth Third Bancorp.
4.35%, 11/22/06(8)	4,033,180	4,033,180
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	1,411,613	1,411,613
General Electric Capital Corp.
4.44%, 01/09/07	907,466	908,199
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	1,512,443	1,512,443
Hartford Life Global Funding Trusts
4.36%, 02/17/07	2,016,590	2,016,590
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	6,049,771	6,049,770
Holmes Financing PLC
4.33%, 12/15/06(8)	5,545,623	5,545,623
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	1,714,102	1,714,498
K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	5,848,112	5,847,886
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	2,114,355	2,114,354

Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	6,856,407	6,856,629
Lothian Mortgages PLC
4.37%, 01/24/06(8)	1,008,295	1,008,295
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	3,125,715	3,126,035
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	6,029,605	6,032,859
Mound Financing PLC
4.30%, 11/08/06(8)	4,033,180	4,033,180
Natexis Banques Populaires
4.35%, 01/12/07(8)	1,512,443	1,512,443
National City Bank (Ohio)
4.26%, 01/06/06	1,008,295	1,008,293
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	7,461,384	7,461,643
Nordea Bank AB
4.34%, 12/11/06(8)	3,529,033	3,529,033
Nordea Bank PLC
4.23%, 10/02/06	1,209,954	1,209,742
Northern Rock PLC
4.32%, 11/03/06(8)	2,419,908	2,419,990
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	5,485,125	5,485,127
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	5,041,476	5,041,476
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,512,443	1,512,466
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	3,024,885	3,024,549
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	1,714,102	1,714,094
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	4,255,005	4,254,956
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	2,016,590	2,016,590
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	3,125,715	3,125,579
Strips III LLC
4.43%, 07/24/06(8)(9)	543,905	543,905
SunTrust Bank
4.19%, 04/28/06	3,024,885	3,024,885
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	4,496,996	4,496,688
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	4,436,498	4,436,487
Unicredito Italiano SpA
4.43%, 06/14/06	2,621,567	2,621,155
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	2,016,590	2,016,590
US Bank N.A.
4.31%, 09/29/06	907,466	907,290
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	6,553,918	6,553,918
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	4,160,978	4,160,978
Wells Fargo & Co.
4.36%, 09/15/06(8)	1,008,295	1,008,363
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	2,218,249	2,218,102

White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	4,134,010	4,133,979
Winston Funding Ltd.
4.26%, 01/23/06(8)	1,439,845	1,439,845
World Savings Bank
4.29%, 03/09/06	3,024,885	3,024,856

		206,870,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $385,564,606)		385,564,606

TOTAL INVESTMENTS IN SECURITIES—123.85%
(Cost: $1,931,224,271)		1,989,262,059
Other Assets, Less Liabilities—(23.85)%		(383,085,682)

NET ASSETS—100.00%		$1,606,176,377

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

*	Formerly iShares S&P SmallCap 600/BARRA Value Index Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2005

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.28%
DENTSU Inc.(1)	180	$585,614

		585,614
AGRICULTURE—0.59%
Japan Tobacco Inc.	84	1,224,096

		1,224,096
AIRLINES—0.48%
All Nippon Airways Co. Ltd.(1)	144,000	585,614
Japan Airlines System Corp.(1)	156,000	424,265

		1,009,879
AUTO MANUFACTURERS—10.02%
Honda Motor Co. Ltd.	78,000	4,447,513
Nissan Motor Co. Ltd.	200,400	2,028,959
Suzuki Motor Corp.	38,400	710,870
Toyota Motor Corp.	264,000	13,688,723

		20,876,065
AUTO PARTS & EQUIPMENT—1.52%
Bridgestone Corp.	60,000	1,247,988
Denso Corp.	48,000	1,655,172
NOK Corp.	9,600	260,273

		3,163,433
BANKS—14.66%
Mitsubishi UFJ Financial Group	960	13,013,641
Mizuho Financial Group Inc.	1,032	8,183,953
Nipponkoa Insurance Co. Ltd.	72,000	577,074
Shinsei Bank Ltd.	120,000	693,383
Sumitomo Mitsui Financial Group Inc.	624	6,608,489
Sumitomo Trust & Banking Co. Ltd. (The)	144,000	1,470,135

		30,546,675
BEVERAGES—0.72%
Asahi Breweries Ltd.	43,200	526,686
Kirin Brewery Co. Ltd.	84,000	978,565

		1,505,251
BUILDING MATERIALS—1.32%
Asahi Glass Co. Ltd.	96,000	1,238,736
Daikin Industries Ltd.	24,000	701,517
JS Group Corp.	24,000	479,878
Matsushita Electric Works Ltd.	36,000	336,118

		2,756,249
CHEMICALS—3.08%
Asahi Kasei Corp.	108,000	730,187
JSR Corp.	20,400	535,796

Mitsubishi Chemical Holdings Corp.(2)	102,000	642,091
Mitsui Chemicals Inc.	72,000	483,741
Nitto Denko Corp.	15,600	1,214,640
Shin-Etsu Chemical Co. Ltd.	36,000	1,912,395
Sumitomo Chemical Co. Ltd.	132,000	905,871

		6,424,721
COMMERCIAL SERVICES—0.85%
Dai Nippon Printing Co. Ltd.	60,000	1,067,525
Toppan Printing Co. Ltd.	60,000	700,500

		1,768,025
COMPUTERS—1.10%
Fujitsu Ltd.	192,000	1,460,781
TDK Corp.	12,000	826,569

		2,287,350
COSMETICS & PERSONAL CARE—1.04%
Kao Corp.	48,000	1,285,097
Shiseido Co. Ltd.	36,000	671,016
Uni-Charm Corp.(1)	4,800	215,538

		2,171,651
DISTRIBUTION & WHOLESALE—3.63%
Itochu Corp.	132,000	1,100,466
Marubeni Corp.	132,000	707,922
Mitsubishi Corp.	127,200	2,812,776
Mitsui & Co. Ltd.	132,000	1,694,315
Sumitomo Corp.	96,000	1,240,363

		7,555,842
DIVERSIFIED FINANCIAL SERVICES—5.29%
Acom Co. Ltd.	8,160	524,043
Credit Saison Co. Ltd.	18,000	898,246
Daiwa Securities Group Inc.	132,000	1,495,247
Nikko Cordial Corp.	66,000	1,044,548
Nomura Holdings Inc.	192,000	3,676,353
ORIX Corp.	8,400	2,138,609
Promise Co. Ltd.	8,400	558,672
Takefuji Corp.	10,320	700,358

		11,036,076
ELECTRIC—3.11%
Chubu Electric Power Co. Inc.	58,800	1,399,881
Kansai Electric Power Co. Inc.	73,200	1,572,160
Kyushu Electric Power Co. Inc.	38,400	832,873
Tokyo Electric Power Co. Inc. (The)	110,400	2,679,793

		6,484,707
ELECTRICAL COMPONENTS & EQUIPMENT—3.93%
Fujikura Ltd.	36,000	291,587
Furukawa Electric Co. Ltd.(2)	60,000	468,694
Hitachi Ltd.	300,000	2,020,673
Mitsubishi Electric Corp.	204,000	1,443,192
Sharp Corp.	84,000	1,276,760
Sumitomo Electric Industries Ltd.	68,400	1,037,909
Toshiba Corp.	276,000	1,646,226

		8,185,041
ELECTRONICS—5.00%
Advantest Corp.	8,400	846,192
Fanuc Ltd.	18,000	1,526,561
Hirose Electric Co. Ltd.	3,600	479,776

Hoya Corp.	40,100	1,440,515
Keyence Corp.	3,600	1,023,299
Kyocera Corp.	15,600	1,136,660
Murata Manufacturing Co. Ltd.	19,200	1,229,789
NEC Corp.	180,000	1,119,376
NGK Insulators Ltd.	24,000	356,655
Secom Co. Ltd.	24,000	1,254,596

		10,413,419
ENGINEERING & CONSTRUCTION—0.98%
Kajima Corp.(1)	96,000	551,453
Obayashi Corp.	72,000	530,103
Shimizu Corp.(1)	72,000	528,882
Taisei Corp.	96,000	435,144

		2,045,582
ENTERTAINMENT—0.16%
Oriental Land Co. Ltd.	6,000	326,866

		326,866
FOOD—0.51%
Ajinomoto Co. Inc.	48,000	490,858
Nippon Meat Packers Inc.	24,000	251,733
Nissin Food Products Co. Ltd.	10,800	312,022

		1,054,613
FOREST PRODUCTS & PAPER—0.26%
Nippon Paper Group Inc.	12	47,988
Oji Paper Co. Ltd.(1)	84,000	496,043

		544,031
GAS—0.78%
Osaka Gas Co. Ltd.	180,000	620,690
Tokyo Gas Co. Ltd.	228,000	1,012,217

		1,632,907
HAND & MACHINE TOOLS—0.41%
SMC Corp.	6,000	856,562

		856,562
HEALTH CARE-PRODUCTS—0.22%
Terumo Corp.	15,600	461,273

		461,273
HOME BUILDERS—0.72%
Daiwa House Industry Co. Ltd.	48,000	749,911
Sekisui House Ltd.	60,000	754,384

		1,504,295
HOME FURNISHINGS—3.77%
Matsushita Electric Industrial Co. Ltd.	204,000	3,932,051
Sony Corp.	96,000	3,920,359

		7,852,410
HOUSEWARES—0.10%
TOTO Ltd.	24,000	202,728

		202,728
INSURANCE—3.33%
Millea Holdings Inc.	156	2,683,047
Mitsui Sumitomo Insurance Co. Ltd.	144,000	1,760,502
Sompo Japan Insurance Inc.	84,000	1,135,135
T&D Holdings Inc.	20,400	1,351,589

		6,930,273

INTERNET—1.96%
Softbank Corp.	72,000	3,037,872
Yahoo! Japan Corp.	693	1,050,979

		4,088,851
IRON & STEEL—2.97%
JFE Holdings Inc.	52,825	1,772,321
Kobe Steel Ltd.	252,000	815,589
Nippon Steel Corp.	624,000	2,220,452
Sumitomo Metal Industries Ltd.	360,000	1,384,733

		6,193,095
MACHINERY—1.36%
Komatsu Ltd.	84,000	1,388,494
Kubota Corp.	96,000	806,032
Toyota Industries Corp.	18,000	646,615

		2,841,141
MANUFACTURING—1.73%
Fuji Photo Film Co. Ltd.	45,600	1,506,736
Kawasaki Heavy Industries Ltd.(1)	132,000	480,895
Konica Minolta Holdings Inc.	18,000	183,157
Mitsubishi Heavy Industries Ltd.	324,000	1,427,434

		3,598,222
MEDIA—0.13%
Nippon Television Network Corp.	1,800	276,489

		276,489
METAL FABRICATE & HARDWARE—0.16%
NSK Ltd.	48,000	327,781

		327,781
MINING—0.80%
Mitsubishi Materials Corp.(1)	108,000	551,758
Mitsui Mining & Smelting Co. Ltd.	60,000	376,684
Sumitomo Metal Mining Co. Ltd.	60,000	741,676

		1,670,118
OFFICE & BUSINESS EQUIPMENT—2.79%
Canon Inc.	78,000	4,559,858
Ricoh Corp. Ltd.	72,000	1,259,680

		5,819,538
OIL & GAS—0.57%
Nippon Oil Corp.	120,000	930,272
TonenGeneral Sekiyu K.K.	24,000	257,833

		1,188,105
PACKAGING & CONTAINERS—0.09%
Toyo Seikan Kaisha Ltd.	12,000	195,306

		195,306
PHARMACEUTICALS—4.18%
Astellas Pharma Inc.	49,228	1,918,570
Daiichi Sanyko Co. Ltd.(2)	64,203	1,237,497
Eisai Co. Ltd.	25,200	1,056,850
Taisho Pharmaceutical Co. Ltd.(1)	12,000	224,689
Takeda Pharmaceutical Co. Ltd.	79,200	4,281,081

		8,718,687

REAL ESTATE—2.28%
Mitsubishi Estate Co. Ltd.	108,000	2,241,803
Mitsui Fudosan Co. Ltd.	72,000	1,460,984
Sumitomo Realty & Development Co. Ltd.	48,000	1,043,125

		4,745,912
RETAIL—2.66%
AEON Co. Ltd.	64,800	1,647,039
Marui Co. Ltd.	31,200	611,946
Seven & I Holdings Co. Ltd.(2)	76,800	3,285,944

		5,544,929
SEMICONDUCTORS—0.93%
Rohm Co. Ltd.	8,800	956,570
Tokyo Electron Ltd.	15,600	979,378

		1,935,948
TELECOMMUNICATIONS—3.61%
Nippon Telegraph & Telephone Corp.	972	4,414,065
NTT Data Corp.(1)	108	537,118
NTT DoCoMo Inc.	1,692	2,580,361

		7,531,544
TEXTILES—0.95%
Kuraray Co. Ltd.	36,000	372,719
Teijin Ltd.	84,000	533,051
Toray Industries Inc.	132,000	1,075,862

		1,981,632
TOYS, GAMES & HOBBIES—0.63%
Nintendo Co. Ltd.	10,800	1,303,906

		1,303,906
TRANSPORTATION—4.19%
Central Japan Railway Co.	144	1,378,633
East Japan Railway Co.	348	2,391,155
Kintetsu Corp.(1)	144,000	575,854
Mitsui O.S.K. Lines Ltd.	108,000	941,557
Nippon Express Co. Ltd.	96,000	584,800
Nippon Yusen Kabushiki Kaisha	108,000	739,337
Odakyu Electric Railway Co. Ltd.	48,000	285,487
Tokyu Corp.	84,000	593,544
West Japan Railway Co.	156	650,275
Yamato Holdings Co. Ltd.	36,000	596,594

		8,737,236

TOTAL COMMON STOCKS
(Cost: $173,841,071)		208,104,074

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.96%

CERTIFICATES OF DEPOSIT(3)—0.04%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$5,109	5,109
Credit Suisse First Boston NY
4.03%, 01/04/06	5,109	5,109
First Tennessee Bank
4.18%, 01/26/06	1,584	1,584

Fortis Bank NY
3.83%-3.84%, 01/25/06	15,328	15,328
Toronto-Dominion Bank
3.94%, 07/10/06	5,109	5,109
Wells Fargo Bank N.A.
4.26%-4.78%, 01/09/06-12/05/06	43,940	43,940
Wilmington Trust Corp.
4.24%-4.30%, 01/27/06-01/31/06	15,328	15,328

		91,507
COMMERCIAL PAPER(3)—0.22%
Amstel Funding Corp.
3.91%-4.40%, 01/04/06-05/08/06	31,167	31,013
Bryant Park Funding LLC
3.92%, 02/22/06	2,607	2,593
CAFCO LLC
4.19%-4.23%, 01/27/06-02/06/06	21,970	21,893
CC USA Inc.
4.23%, 04/21/06	3,066	3,027
Charta LLC
4.25%, 01/26/06	7,664	7,643
Chesham Finance LLC
4.22%-4.30%, 01/03/06-01/30/06	31,200	31,163
CRC Funding LLC
4.19%-4.25%, 01/27/06-02/06/06	37,604	37,479
Dorada Finance Inc.
3.76%, 01/26/06	1,022	1,019
Ebury Finance Ltd.
4.30%, 01/30/06	14,306	14,260
Edison Asset Securitization LLC
4.37%, 05/08/06	5,109	5,032
Ford Credit Auto Receivables
4.22%-4.23%, 01/17/06	8,481	8,468
Ford Credit Floorplan Motown
4.05%, 01/06/06	20,437	20,430
Galaxy Funding Inc.
4.23%, 04/18/06	2,933	2,897
Gemini Securitization Corp.
4.25%, 01/30/06	5,109	5,093
Georgetown Funding Co. LLC
4.23%-4.28%, 01/05/06-01/19/06	50,019	49,980
Giro Funding US Corp.
4.23%-4.24%, 01/09/06-01/13/06	8,686	8,679
Grampian Funding LLC
3.84%-4.41%, 01/31/06-05/15/06	15,328	15,215
HSBC PLC
3.88%, 02/03/06	3,066	3,055
Jupiter Securitization Corp.
4.23%, 01/24/06	3,576	3,568
Liberty Street Funding Corp.
4.23%, 01/04/06	4,087	4,087
Lockhart Funding LLC
4.01%-4.30%, 01/04/06-01/23/06	12,671	12,656
Mortgage Interest Networking Trust
4.28%-4.34%, 01/17/06-01/25/06	10,729	10,706
Nordea North America Inc.
4.16%, 04/04/06	10,729	10,616
Prudential Funding LLC
4.27%, 01/17/06	20,437	20,403
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	10,219	10,169

Sedna Finance Inc.
3.92%, 02/21/06	2,555	2,541
Sigma Finance Inc.
4.16%, 04/06/06	6,131	6,065
Solitaire Funding Ltd.
4.24%, 01/23/06	25,069	25,010
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	2,740	2,740
Three Pillars Funding Corp.
4.03%-4.27%, 01/03/06-01/17/06	32,569	32,561
Thunder Bay Funding Inc.
4.22%, 01/13/06	1,022	1,021
Ticonderoga Funding LLC
4.27%, 01/05/06	2,555	2,554
Tulip Funding Corp.
4.25%-4.28%, 01/03/06-01/31/06	35,965	35,875

		449,511
LOAN PARTICIPATIONS(3)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	5,109	5,109

		5,109
MEDIUM-TERM NOTES(3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	3,168	3,168
K2 USA LLC
3.94%, 07/07/06	6,131	6,131
Marshall & Ilsley Bank
5.18%, 12/15/06	10,219	10,252
Toronto-Dominion Bank
3.81%, 06/20/06	12,773	12,774
US Bank N.A.
2.85%, 11/15/06	2,044	2,011

		34,336
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.25%(4)(5)	88,193	88,193

		88,193
REPURCHASE AGREEMENTS(3)—0.10%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $51,118 and an effective yield of 4.37%.(6)	$51,093	51,093
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $4,089 and an effective yield of 4.32%.(6)	4,087	4,087
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $81,787 and an effective yield of 4.34%.(7)	81,748	81,748
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $76,676 and an effective yield of 4.33%.(7)	76,639	76,639

		213,567
TIME DEPOSITS(3)—0.04%
UBS AG
4.06%, 01/03/06	61,312	61,312

Wells Fargo Bank N.A.
4.00%, 01/03/06	21,171	21,171

		82,483
VARIABLE & FLOATING RATE NOTES(3)—0.50%
Allstate Life Global Funding II
4.36%-4.43%, 11/09/06-01/16/07(8)	35,918	35,927
American Express Bank
4.33%-4.34%, 01/24/06-10/25/06	39,341	39,342
American Express Centurion Bank
4.33%-4.34%, 06/29/06-07/19/06	16,861	16,860
American Express Credit Corp.
4.39%, 11/06/07	3,066	3,069
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	33,210	33,224
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(8)	6,642	6,642
Bank of America N.A.
4.31%, 08/10/06	51,093	51,093
Bank of Ireland
4.34%, 12/20/06(8)	10,219	10,219
Bank of Nova Scotia
4.22%, 01/03/06	4,087	4,087
Beta Finance Inc.
4.29%-4.33%, 04/25/06-06/09/06(8)	25,444	25,444
BMW US Capital LLC
4.34%, 12/15/06(8)	10,219	10,219
CC USA Inc.
4.32%-4.35%, 03/23/06-07/14/06(8)	27,488	27,487
Commodore CDO Ltd.
4.56%, 06/13/06(8)	2,555	2,555
Credit Suisse First Boston NY
4.31%-4.35%, 05/09/06-07/19/06	35,765	35,765
DEPFA Bank PLC
4.50%, 12/15/06	10,219	10,219
Descartes Funding Trust
4.37%, 11/15/06(8)	4,598	4,598
Dexia Credit Local
4.33%, 08/30/06	5,109	5,109
Dorada Finance Inc.
4.33%-4.36%, 03/27/06-06/26/06(8)	16,247	16,248
Eli Lilly Services Inc.
4.26%, 09/01/06(8)	10,219	10,219
Fairway Finance Corp.
4.32%-4.42%, 01/18/06-01/20/06	10,219	10,218
Fifth Third Bancorp.
4.35%, 11/22/06(8)	20,437	20,437
Five Finance Inc.
4.34%-4.37%, 02/27/06-06/26/06(8)	7,153	7,153
General Electric Capital Corp.
4.44%, 01/09/07	4,598	4,602
Greenwich Capital Holdings Inc.
4.25%-4.32%, 02/10/06-03/02/06	7,664	7,664
Hartford Life Global Funding Trusts
4.36%, 02/17/07	10,219	10,219
HBOS Treasury Services PLC
4.32%-4.57%, 01/10/06-10/24/06	30,656	30,657
Holmes Financing PLC
4.33%, 12/15/06(8)	28,101	28,101
HSBC Bank USA N.A.
4.27%-4.39%, 05/04/06-08/03/06	8,686	8,687

K2 USA LLC
4.25%-4.36%, 02/15/06-09/11/06(8)	29,634	29,633
Leafs LLC
4.37%, 01/20/06-02/21/06(8)	10,714	10,714
Links Finance LLC
4.32%-4.40%, 01/20/06-03/15/06(8)	34,743	34,744
Lothian Mortgages PLC
4.37%, 01/24/06(8)	5,109	5,109
Marshall & Ilsley Bank
4.35%-4.47%, 02/20/06-12/15/06	15,839	15,840
Metropolitan Life Global Funding I
4.31%-4.55%, 08/28/06-01/05/07(8)	30,553	30,570
Mound Financing PLC
4.30%, 11/08/06(8)	20,437	20,437
Natexis Banques Populaires
4.35%, 01/12/07(8)	7,664	7,664
National City Bank (Ohio)
4.26%, 01/06/06	5,109	5,109
Nationwide Building Society
4.33%-4.58%, 01/13/06-01/26/07(8)	37,809	37,811
Nordea Bank AB
4.34%, 12/11/06(8)	17,882	17,882
Nordea Bank PLC
4.23%, 10/02/06	6,131	6,130
Northern Rock PLC
4.32%, 11/03/06(8)	12,262	12,263
Permanent Financing PLC
4.32%, 03/10/06-06/12/06(8)	27,794	27,794
Pfizer Investment Capital PLC
4.33%, 12/15/06(8)	25,546	25,546
Principal Life Income Funding Trusts
4.29%, 05/10/06	7,664	7,664
Royal Bank of Scotland
4.32%-4.33%, 06/27/06-08/30/06	15,328	15,326
Sedna Finance Inc.
4.33%-4.34%, 01/10/06-09/20/06(8)	8,686	8,686
Sigma Finance Inc.
4.07%-4.35%, 01/09/06-08/15/06(8)	21,561	21,561
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(8)	10,219	10,219
Societe Generale
4.26%-4.32%, 03/30/06-01/02/07(8)	15,839	15,838
Strips III LLC
4.43%, 07/24/06(8)(9)	2,756	2,756
SunTrust Bank
4.19%, 04/28/06	15,328	15,328
Tango Finance Corp.
4.33%-4.34%, 05/25/06-09/27/06(8)	22,787	22,786
Toyota Motor Credit Corp.
4.23%-4.30%, 01/09/06-04/10/06	22,481	22,480
Unicredito Italiano SpA
4.43%, 06/14/06	13,284	13,282
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	10,219	10,219
US Bank N.A.
4.31%, 09/29/06	4,598	4,597
Variable Funding Capital Corp.
4.29%-4.32%, 02/16/06-03/13/06	33,210	33,210
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(8)	21,085	21,084
Wells Fargo & Co.
4.36%, 09/15/06(8)	5,109	5,110
WhistleJacket Capital LLC
4.33%-4.35%, 01/17/06-07/28/06(8)	11,240	11,239

White Pine Finance LLC
4.32%-4.37%, 01/13/06-06/20/06(8)	20,948	20,948
Winston Funding Ltd.
4.26%, 01/23/06(8)	7,296	7,296
World Savings Bank
4.29%, 03/09/06	15,328	15,328

		1,048,267

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,012,973)		2,012,973

TOTAL INVESTMENTS IN SECURITIES—100.81%
(Cost: $175,854,044)		210,117,047
Other Assets, Less Liabilities—(0.81)%		(1,692,522)

NET ASSETS—100.00%		$208,424,525

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of December 31, 2005, the Trust offered 77 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell MicrocapTM, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth (formerly iShares S&P 500/BARRA Growth), iShares S&P 500 Value (formerly iShares S&P 500/BARRA Value), iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth (formerly iShares S&P MidCap 400/BARRA Growth), iShares S&P MidCap 400 Value (formerly iShares S&P MidCap 400/BARRA Value), iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth (formerly iShares S&P SmallCap 600/BARRA Growth), iShares S&P SmallCap 600 Value (formerly iShares S&P SmallCap 600/BARRA Value), and iShares S&P/TOPIX 150 Index Funds (each, a “Fund,” collectively, the “Funds”).

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$2,264,824,942	$50,222,801	$(249,667,200)	$(199,444,399)
Russell 1000	2,588,580,890	148,326,125	(139,417,018)	8,909,107
Russell 1000 Growth	5,632,497,673	335,762,785	(163,116,448)	172,646,337
Russell 1000 Value	6,261,916,845	576,914,364	(181,941,343)	394,973,021
Russell 2000	10,258,917,178	62,551,882	(1,005,068,198)	(942,516,316)
Russell 2000 Growth	3,250,371,277	284,111,352	(160,426,314)	123,685,038
Russell 2000 Value	3,682,022,533	286,810,366	(182,902,793)	103,907,573
Russell 3000	2,071,885,719	217,668,882	(191,918,705)	25,750,177
Russell 3000 Growth	221,379,196	13,694,406	(8,330,204)	5,364,202
Russell 3000 Value	447,151,498	29,955,089	(16,858,101)	13,096,988
Russell MicrocapTM	110,796,902	6,149,136	(4,418,664)	1,730,472
Russell Midcap	1,663,337,770	232,478,315	(43,178,151)	189,300,164
Russell Midcap Growth	1,287,586,162	172,987,209	(31,716,438)	141,270,771
Russell Midcap Value	2,120,740,303	159,333,734	(39,428,209)	119,905,525
S&P 100	879,742,133	—	(70,142,751)	(70,142,751)
S&P 1500	130,869,647	12,799,872	(5,333,581)	7,466,291
S&P 500	13,854,027,038	1,324,561,354	(950,141,955)	374,419,399
S&P 500 Growth	3,186,371,791	156,144,191	(95,599,082)	60,545,109
S&P 500 Value	2,928,053,077	219,738,828	(132,175,147)	87,563,681
S&P Europe 350	1,057,745,497	242,061,417	(14,954,017)	227,107,400
S&P Global 100	362,834,024	31,800,185	(12,797,541)	19,002,644
S&P Global Energy Sector	567,797,157	45,797,294	(2,095,168)	43,702,126
S&P Global Financials Sector	94,941,095	17,760,087	(326,455)	17,433,632
S&P Global Healthcare Sector	437,106,497	45,390,447	(19,723,163)	25,667,284
S&P Global Technology Sector	81,670,284	7,386,783	(3,100,207)	4,286,576
S&P Global Telecommunications Sector	56,909,605	3,168,188	(4,764,673)	(1,596,485)
S&P Latin America 40	1,188,764,384	218,044,158	(3,102,823)	214,941,335
S&P MidCap 400	3,729,163,270	556,563,901	(98,191,428)	458,372,473
S&P MidCap 400 Growth	2,072,197,041	172,416,755	(34,431,274)	137,985,481
S&P MidCap 400 Value	3,003,933,905	148,106,665	(65,674,876)	82,431,789
S&P SmallCap 600	5,062,025,136	254,091,189	(319,784,640)	(65,693,451)
S&P SmallCap 600 Growth	1,464,916,411	185,934,197	(37,074,406)	148,859,791
S&P SmallCap 600 Value	1,955,855,743	133,325,434	(99,919,118)	33,406,316
S&P TOPIX 150	176,626,038	34,896,800	(1,405,791)	33,491,009

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund and iShares S&P Global Financials Sector Index Fund seek to match the price performance of their benchmark index by investing in common stocks included in their benchmark index, these Funds held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the three quarters ended December 31, 2005, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Nasdaq Biotechnology
IMMF	442	177,732	177,751	423	$422,699	$25,502	$—
Russell 1000
IMMF	1,670	357,811	357,704	1,777	1,776,990	49,524	—
Russell 1000 Growth
IMMF	1,547	576,457	574,491	3,513	3,513,141	80,191	—
Russell 1000 Value
IMMF	3,780	909,479	906,864	6,395	6,395,381	129,169	—
Russell 2000
IMMF	3,039	1,595,773	1,585,846	12,966	12,965,870	223,153	—
Russell 2000 Growth
IMMF	836	520,629	518,275	3,190	3,189,755	74,559	—
Russell 2000 Value
IMMF	1,546	545,650	540,441	6,755	6,754,885	72,324	—
Russell 3000
IMMF	1,476	327,763	325,986	3,253	3,252,963	45,059	—
Russell 3000 Growth
IMMF	29	25,376	25,244	161	160,675	3,564	—
Russell 3000 Value
IMMF	182	78,353	78,135	400	400,350	11,203	—
Russell MicrocapTM (a)
IMMF	—	21,157	21,038	119	118,528	2,346	—
Russell Midcap
IMMF	1,287	244,426	243,152	2,561	2,561,133	36,368	—
Russell Midcap Growth
IMMF	247	126,114	124,733	1,628	1,627,755	16,926	—
Russell Midcap Value
IMMF	1,752	287,061	285,544	3,269	3,268,593	43,841	—
S&P 100
IMMF	4,973	105,644	110,318	299	299,355	14,339	—

S&P 1500
IMMF	518	18,142	18,554	106	105,548	2,515	—
S&P 500
IMMF	84,294	2,002,743	2,079,922	7,115	7,114,775	275,419	—
S&P 500 Growth
IMMF	10,949	452,801	462,324	1,426	1,425,605	63,972	—
S&P 500 Value
IMMF	23,264	489,207	510,673	1,798	1,798,151	69,190	—
S&P Europe 350
Barclays PLC	1,244	98	100	1,242	13,024,501	205,423	159,065
IMMF	249	68,337	67,936	650	649,798	8,959	—
S&P Global 100
Barclays PLC	304	46	36	314	3,289,091	49,237	86,764
IMMF	107	57,887	57,254	740	740,065	7,912	—
S&P Global Energy Sector
IMMF	289	113,768	112,900	1,157	1,157,043	16,256	—
S&P Global Financials Sector
Barclays PLC	95	33	1	127	1,335,503	17,195	(1,027)
IMMF	174	15,905	15,982	97	97,188	2,234	—
S&P Global Healthcare Sector
IMMF	123	53,766	53,536	353	352,687	7,612	—
S&P Global Technology Sector
IMMF	12	7,404	7,354	62	61,541	996	—
S&P Global Telecommunications Sector
IMMF	49	9,125	9,134	40	39,752	1,200	—
S&P Latin America 40
IMMF	576	170,093	169,700	969	968,587	24,579	—
S&P MidCap 400
IMMF	13,726	346,548	357,018	3,256	3,256,040	47,951	—
S&P MidCap 400 Growth
IMMF	3,242	205,884	207,924	1,202	1,201,778	30,998	—
S&P MidCap 400 Value
IMMF	14,257	311,860	323,122	2,995	2,994,649	44,623	—
S&P SmallCap 600
IMMF	11,084	553,879	557,953	7,010	7,009,867	76,102	—
S&P SmallCap 600 Growth
IMMF	1,701	161,263	162,442	522	522,048	22,615	—
S&P SmallCap 600 Value
IMMF	6,372	267,979	268,634	5,717	5,717,092	36,487	—
S&P/TOPIX 150
IMMF	1	12,887	12,800	88	88,193	1,984	—

(a)	The beginning of the period is August 12, 2005, the inception date of the Fund.

During the three quarters ended December 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of December 31, 2005, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)

The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: February 27, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: February 27, 2006